UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares J.P. Morgan Broad USD Emerging Markets Bond ETF | BEMB | Cboe BZX
• iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
Investment Objective
The iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds issued by emerging market sovereign, quasi-sovereign, and corporate entities, as represented by the J.P. Morgan EM Sovereign and Corporate Credit Core Index (the "Index").  The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in that Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	9.93%	7.03%	7.87%	7.03%	9.40%
Fund Market	9.48	6.24	7.98	6.24	9.54
Index	9.96	7.30	7.90	7.30	9.43
The inception date of the Fund was February 22, 2023. The first day of secondary market trading was February 24, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,099.30	$0.94	$1,000.00	$1,024.00	$0.91	0.18%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	7.8%
A	17.3
Baa	32.4
Ba	14.8
B	10.3
Caa	5.6
Ca	3.0
C	0.1
Not Rated	8.7
GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
China	6.1%
Saudi Arabia	5.0
Mexico	4.9
United Arab Emirates	4.1
Turkey	4.0
Indonesia	3.6
Brazil	3.6
Chile	3.1
South Korea	2.9
Qatar	2.9

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
Investment Objective
The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBI® Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.60%	7.49%	(0.05)%	2.20%	7.49%	(0.25)%	24.33%
Fund Market	10.05	6.32	(0.15)	2.12	6.32	(0.75)	23.38
Index	10.81	7.74	0.13	2.56	7.74	0.65	28.75
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,106.00	$2.04	$1,000.00	$1,022.90	$1.96	0.39%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	7.2%
A	15.4
Baa	31.1
Ba	16.7
B	13.1
Caa	7.6
Ca	4.9
C	0.1
Not Rated	3.9
GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	5.9%
Mexico	5.9
Turkey	5.1
Indonesia	4.8
United Arab Emirates	4.5
Qatar	3.9
Brazil	3.6
Oman	3.5
Philippines	3.4
Chile	3.3

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
5

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
6
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 0.4%
YPF SA, 9.00%, 06/30/29(a)(b)(c)	$150	$148,266
Azerbaijan — 0.5%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	200	200,900
Brazil — 2.3%
Banco do Brasil SA/Cayman, 6.25%, 04/18/30(a)	200	198,250
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (Call 10/10/27)(a)	200	178,250
Petrobras Global Finance BV
5.09%, 01/15/30	100	93,500
6.90%, 03/19/49	100	92,687
Samarco Mineracao SA, 9.00%, 06/30/31 (Call 05/15/24), (9.00% PIK)(a)(d)	103	93,928
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	200	188,200
Vale Overseas Ltd., 8.25%, 01/17/34(e)	100	113,300
		958,115
Chile — 1.9%
Colbun SA, 3.15%, 03/06/30 (Call 12/06/29)(a)	200	172,125
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30 (Call 10/14/29)(a)	200	172,438
4.50%, 08/01/47 (Call 02/01/47)(a)	200	151,000
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	100	95,125
Latam Airlines Group SA, 13.38%, 10/15/29(a)(e)	50	57,281
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	150	112,406
		760,375
China — 5.6%
Alibaba Group Holding Ltd., 4.50%, 11/28/34 (Call 05/28/34)	200	181,962
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(c)(f)	200	193,500
BOC Aviation Ltd., 3.50%, 09/18/27 (Call 06/18/27)(a)	200	186,982
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30 (Call 12/18/29)(a)	200	171,076
China Construction Bank Corp., 2.45%, 06/24/30 (Call 06/24/25), (5-year CMT + 2.150%)(a)(c)	200	192,600
CNAC HK Finbridge Co. Ltd., 4.13%, 07/19/27(a)	200	191,500
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	200	178,500
Huarong Finance II Co. Ltd., 4.88%, 11/22/26(a)	200	189,813
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(a)	200	188,474
Prosus NV, 4.19%, 01/19/32 (Call 10/19/31)(a)	300	255,656
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(a)	200	175,652
Tencent Holdings Ltd., 2.88%, 04/22/31 (Call 01/22/31)(a)	200	170,392
		2,276,107
Colombia — 0.9%
Avianca Midco 2 PLC, 9.00%, 12/01/28 (Call 12/01/24)(a)	100	94,500
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	100	80,487
6.88%, 04/29/30 (Call 01/29/30)	100	95,530
8.88%, 01/13/33 (Call 10/13/32)	100	102,152
		372,669
Ghana — 0.5%
Tullow Oil PLC, 10.25%, 05/15/26 (Call 05/10/24)(a)	200	192,938
Security	Par (000)	Value
Guatemala — 0.8%
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	$200	$173,470
Millicom International Cellular SA, 4.50%, 04/27/31 (Call 04/27/26)(a)	200	166,459
		339,929
Hong Kong — 1.8%
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(a)	200	142,180
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 05/30/24)(a)	200	192,250
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	138,000
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	43,875
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	50	43,025
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	187,937
		747,267
India — 2.3%
Greenko Dutch BV, 3.85%, 03/29/26 (Call 05/30/24)(a)	182	169,715
JSW Steel Ltd., 3.95%, 04/05/27 (Call 10/05/26)(a)	200	184,835
Network i2i Ltd., 5.65%, (Call 01/15/25), (5-year CMT + 4.274%)(a)(c)(f)	200	198,842
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	178,500
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	205,391
		937,283
Indonesia — 1.3%
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/01/32)(a)	200	189,250
Minejesa Capital BV, 4.63%, 08/10/30(a)	186	173,196
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	184,772
		547,218
Israel — 1.6%
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(g)	50	47,047
5.88%, 03/30/31 (Call 09/30/30)(g)	50	42,672
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(g)	100	93,875
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	250	231,850
4.10%, 10/01/46	100	66,888
5.13%, 05/09/29 (Call 02/09/29)	200	189,750
		672,082
Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33 (Call 10/14/32)(a)	200	159,938
Kuwait — 0.9%
MEGlobal BV, 2.63%, 04/28/28 (Call 01/28/28)(a)	200	176,062
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25), (6-year CMT + 2.832%)(a)(c)(f)	200	192,375
		368,437
Luxembourg — 0.4%
Altice Financing SA, 5.00%, 01/15/28 (Call 05/30/24)(a)	200	157,500
Macau — 1.1%
Sands China Ltd., 2.85%, 03/08/29 (Call 01/08/29)	300	257,344
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 05/10/24)(a)	200	184,700
		442,044
Malaysia — 1.7%
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(a)	200	163,375
Gohl Capital Ltd., 4.25%, 01/24/27(a)	200	189,812
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)	200	162,412
4.55%, 04/21/50 (Call 10/21/49)(a)	200	166,060
		681,659
Schedule of Investments
7

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico — 3.1%
America Movil SAB de CV, 4.70%, 07/21/32 (Call 04/21/32)	$200	$187,187
BBVA Bancomer SA/Texas, 5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(c)	200	183,040
Cemex SAB de CV, 3.88%, 07/11/31 (Call 07/11/26)(a)	200	173,450
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	150	113,063
Grupo Televisa SAB, 6.63%, 01/15/40	50	48,688
Petroleos Mexicanos
6.63%, 06/15/35	30	22,158
6.70%, 02/16/32 (Call 11/16/31)	100	81,910
6.75%, 09/21/47	200	127,510
6.88%, 08/04/26	100	97,100
7.69%, 01/23/50 (Call 07/23/49)	100	69,790
8.75%, 06/02/29 (Call 04/02/29)	100	96,650
Southern Copper Corp., 6.75%, 04/16/40	50	53,781
		1,254,327
Morocco — 0.5%
OCP SA, 6.88%, 04/25/44(a)	200	183,688
Panama — 0.5%
C&W Senior Finance Ltd., 6.88%, 09/15/27 (Call 05/10/24)(a)	200	187,000
Peru — 1.0%
Banco de Credito del Peru SA, 3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(c)	100	95,085
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	200	181,516
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	148,625
		425,226
Philippines — 0.5%
SMC Global Power Holdings Corp., 7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(c)(f)	200	193,000
Qatar — 1.2%
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	200	178,313
QatarEnergy, 3.13%, 07/12/41 (Call 01/12/41)(a)	200	143,500
QNB Finance Ltd., 1.38%, 01/26/26(a)	200	185,562
		507,375
Saudi Arabia — 1.8%
Gaci First Investment Co., 5.25%, 10/13/32 (Call 07/13/32)(a)	200	195,812
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25), (5-year CMT + 1.791%)(a)(c)	200	194,625
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	157,750
Saudi Electricity Sukuk Programme Co., 5.19%, 02/13/34(a)	200	196,174
		744,361
Singapore — 1.3%
DBS Group Holdings Ltd., 1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(c)	200	185,625
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29 (Call 05/28/29)(a)	200	174,062
United Overseas Bank Ltd., 2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(c)	200	182,494
		542,181
South Africa — 0.9%
Anglo American Capital PLC, 2.88%, 03/17/31 (Call 12/17/30)(a)	200	168,122
Security	Par (000)	Value
South Africa (continued)
Sasol Financing USA LLC, 6.50%, 09/27/28 (Call 06/27/28)	$200	$189,688
		357,810
South Korea — 1.9%
POSCO, 5.75%, 01/17/28(a)	200	199,710
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)	200	181,125
SK Hynix Inc., 6.38%, 01/17/28(a)	200	202,660
Woori Bank, 4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(c)(f)	200	197,000
		780,495
Taiwan — 1.5%
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)	200	152,034
3.88%, 04/22/27 (Call 03/22/27)	300	287,751
TSMC Global Ltd., 2.25%, 04/23/31 (Call 01/23/31)(a)	200	165,916
		605,701
Thailand — 1.2%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34 (Call 09/25/29), (5-year CMT + 1.900%)(a)(c)	200	173,486
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(c)	200	184,820
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(a)	200	132,338
		490,644
Turkey — 0.5%
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34 (Call 01/17/29), (5-year CMT + 5.278%)(a)(c)	200	204,813
United Arab Emirates — 2.3%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	109,969
DIB Sukuk Ltd., 4.80%, 08/16/28(a)	200	196,125
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	100	105,563
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(c)(f)	200	192,312
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	162	135,661
MDGH GMTN RSC Ltd., 5.50%, 04/28/33 (Call 01/28/33)(a)	200	200,687
		940,317
United Kingdom — 2.1%
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)	300	261,937
Standard Chartered PLC
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(c)	200	187,968
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(c)	200	200,572
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(c)	200	202,522
		852,999
United States — 0.9%
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	200	191,516
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%, 05/15/32 (Call 02/15/32)	100	78,851
5.75%, 04/01/33 (Call 01/01/33)	100	95,317
		365,684
8
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Zambia — 0.5%
First Quantum Minerals Ltd., 6.88%, 10/15/27 (Call 05/10/24)(a)	$200	$192,000
Total Corporate Bonds & Notes — 46.1% (Cost: $18,806,412)		18,790,348
Foreign Government Obligations(h)
Angola — 0.7%
Angolan Government International Bond, 8.75%, 04/14/32(a)	300	271,406
Argentina — 1.6%
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 05/31/24)(b)(e)	330	190,410
1.00%, 07/09/29 (Call 05/31/24)(e)	50	29,484
3.50%, 07/09/41 (Call 05/31/24)(b)	220	96,140
3.63%, 07/09/35 (Call 05/31/24)(b)	420	191,940
3.63%, 07/09/46 (Call 05/31/24)(b)	50	23,850
4.25%, 01/09/38 (Call 05/31/24)(b)	225	114,075
		645,899
Bahrain — 1.9%
Bahrain Government International Bond
5.63%, 09/30/31(a)	200	184,375
5.63%, 05/18/34(a)	200	175,562
7.38%, 05/14/30(a)	200	204,740
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	200	201,625
		766,302
Brazil — 1.1%
Brazilian Government International Bond
2.88%, 06/06/25	200	193,100
5.63%, 02/21/47	200	162,700
8.25%, 01/20/34	100	111,300
		467,100
Chile — 1.2%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	200	166,750
4.00%, 01/31/52 (Call 07/31/51)(e)	200	148,250
4.34%, 03/07/42 (Call 09/07/41)	200	166,125
		481,125
China — 0.4%
China Government International Bond, 1.75%, 10/26/31	200	164,063
Colombia — 1.5%
Colombia Government International Bond
4.13%, 02/22/42 (Call 08/22/41)	200	126,700
4.13%, 05/15/51 (Call 11/15/50)	200	115,900
6.13%, 01/18/41	200	163,600
8.00%, 04/20/33 (Call 01/20/33)	200	203,100
		609,300
Costa Rica — 0.5%
Costa Rica Government International Bond, 7.30%, 11/13/54(Call 05/13/53)(a)	200	208,000
Dominican Republic — 1.9%
Dominican Republic International Bond
4.88%, 09/23/32(a)	150	131,344
5.30%, 01/21/41(a)	150	123,141
5.50%, 02/22/29 (Call 12/22/28)(a)	200	190,312
6.40%, 06/05/49(a)	150	134,925
6.85%, 01/27/45(a)	100	95,156
Security	Par (000)	Value
Dominican Republic (continued)
7.45%, 04/30/44(a)	$100	$101,813
		776,691
Ecuador — 0.8%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	25	13,575
2.50%, 07/31/40(a)(b)	120	59,580
3.50%, 07/31/35(a)(b)	300	163,500
6.00%, 07/31/30(a)(b)	155	108,423
		345,078
Egypt — 1.7%
Egypt Government International Bond
6.59%, 02/21/28(a)	200	179,812
7.60%, 03/01/29(a)	200	180,125
7.63%, 05/29/32(a)	200	166,063
8.88%, 05/29/50(a)	200	157,180
		683,180
El Salvador — 0.2%
El Salvador Government International Bond, 7.12%, 01/20/50(Call 07/20/49)(a)	150	96,000
Ghana — 0.4%
Ghana Government International Bond, 8.13%, 03/26/32(a)(j)(k)	300	145,313
Hungary — 1.8%
Hungary Government International Bond
5.25%, 06/16/29(a)	300	290,250
5.50%, 06/16/34(a)	200	190,515
6.75%, 09/25/52(a)	200	205,750
7.63%, 03/29/41	40	44,419
		730,934
India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(a)	200	175,813
Indonesia — 2.2%
Indonesia Government International Bond
3.70%, 10/30/49	200	145,250
3.85%, 10/15/30	200	182,938
4.55%, 01/11/28 (Call 12/11/27)	200	193,937
4.85%, 01/11/33 (Call 10/11/32)	200	191,125
Perusahaan Penerbit SBSN Indonesia III, 1.50%, 06/09/26(a)	200	184,375
		897,625
Ivory Coast — 0.5%
Ivory Coast Government International Bond, 8.25%, 01/30/37(a)	200	191,000
Jamaica — 0.6%
Jamaica Government International Bond, 8.00%, 03/15/39	200	231,375
Jordan — 0.4%
Jordan Government International Bond, 5.85%, 07/07/30(a)	200	179,875
Kazakhstan — 0.5%
Kazakhstan Government International Bond, 6.50%, 07/21/45(a)	200	219,125
Kenya — 0.4%
Republic of Kenya Government International Bond, 8.00%, 05/22/32(a)	200	183,080
Schedule of Investments
9

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kuwait — 0.5%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	$200	$190,450
Lebanon — 0.0%
Lebanon Government International Bond
6.60%, 11/27/26(a)(j)(k)	200	12,660
6.65%, 02/26/30(a)(j)(k)	150	9,525
		22,185
Mexico — 1.8%
Mexico Government International Bond
3.50%, 02/12/34 (Call 11/12/33)	200	160,200
4.28%, 08/14/41 (Call 02/14/41)	200	153,313
5.00%, 04/27/51 (Call 10/27/50)	200	159,312
5.55%, 01/21/45(e)	50	44,328
6.35%, 02/09/35 (Call 11/09/34)	200	199,125
		716,278
Nigeria — 1.3%
Nigeria Government International Bond
7.70%, 02/23/38(a)	200	157,500
8.38%, 03/24/29(a)	200	189,550
8.75%, 01/21/31(a)	200	188,220
		535,270
Oman — 2.2%
Oman Government International Bond
5.63%, 01/17/28(a)	300	295,140
6.00%, 08/01/29(a)	200	200,188
6.75%, 10/28/27(a)	200	204,562
6.75%, 01/17/48(a)	200	197,830
		897,720
Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	200	173,563
Panama — 1.8%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	300	207,150
3.16%, 01/23/30 (Call 10/23/29)	200	162,600
3.87%, 07/23/60 (Call 01/23/60)	200	109,687
4.50%, 05/15/47 (Call 11/15/46)	200	131,875
4.50%, 04/16/50 (Call 10/16/49)	200	128,500
		739,812
Paraguay — 0.5%
Paraguay Government International Bond, 4.95%, 04/28/31(Call 01/28/31)(a)	200	187,625
Peru — 1.4%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	200	166,500
3.00%, 01/15/34 (Call 10/15/33)	100	78,531
3.30%, 03/11/41 (Call 09/11/40)	50	35,469
3.55%, 03/10/51 (Call 09/10/50)	50	33,594
3.60%, 01/15/72 (Call 07/15/71)	100	60,875
5.63%, 11/18/50	200	185,562
		560,531
Philippines — 2.3%
Philippine Government International Bond
1.65%, 06/10/31	200	155,562
3.00%, 02/01/28	200	183,875
3.20%, 07/06/46	200	135,522
3.75%, 01/14/29	200	186,375
Security	Par (000)	Value
Philippines (continued)
3.95%, 01/20/40	$200	$163,062
6.38%, 10/23/34	100	106,813
		931,209
Poland — 2.0%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(a)	200	193,875
Republic of Poland Government International Bond
3.25%, 04/06/26	60	57,897
4.88%, 10/04/33 (Call 07/04/33)	100	95,257
5.13%, 09/18/34 (Call 06/18/34)	100	96,225
5.50%, 11/16/27 (Call 08/16/27)	70	70,715
5.50%, 04/04/53 (Call 10/04/52)	130	122,994
5.50%, 03/18/54 (Call 09/18/53)	100	94,145
5.75%, 11/16/32 (Call 08/16/32)	70	71,190
		802,298
Qatar — 1.6%
Qatar Government International Bond
3.75%, 04/16/30(a)	200	186,930
4.40%, 04/16/50(a)	200	166,000
5.10%, 04/23/48(a)	200	184,500
9.75%, 06/15/30(a)	100	124,656
		662,086
Romania — 1.4%
Romanian Government International Bond
3.00%, 02/14/31(a)	100	81,645
3.63%, 03/27/32(a)	100	82,937
4.00%, 02/14/51(a)	100	67,000
5.25%, 11/25/27(a)	150	145,425
6.13%, 01/22/44(a)	100	93,719
7.63%, 01/17/53(a)	100	107,070
		577,796
Saudi Arabia — 3.0%
Saudi Government International Bond
3.25%, 10/26/26(a)	200	190,250
3.63%, 03/04/28(a)	200	188,500
3.75%, 01/21/55(a)	200	135,750
4.38%, 04/16/29(a)	200	192,125
4.50%, 10/26/46(a)	200	162,500
5.00%, 04/17/49(a)	200	172,870
5.50%, 10/25/32(a)	200	200,750
		1,242,745
Senegal — 0.4%
Senegal Government International Bond, 6.25%, 05/23/33(a)	200	169,063
South Africa — 1.2%
Republic of South Africa Government International Bond
4.85%, 09/27/27	200	187,250
5.00%, 10/12/46	200	130,250
5.88%, 04/20/32	200	177,750
		495,250
South Korea — 1.0%
Korea Electric Power Corp., 5.38%, 04/06/26(a)	200	199,063
Korea Gas Corp., 3.88%, 07/13/27(a)	200	190,788
		389,851
Sri Lanka — 0.6%
Sri Lanka Government International Bond, 6.20%, 05/11/27(a)(j)(k)	400	226,044
Supranational — 0.9%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	175,750
10
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
African Export-Import Bank (The), 3.99%, 09/21/29(Call 06/23/29)(a)	$200	$177,438
		353,188
Turkey — 3.4%
Hazine Mustesarligi Varlik Kiralama AS, 9.76%, 11/13/25(a)	200	210,625
Turkey Government International Bond
5.25%, 03/13/30	200	179,813
6.00%, 03/25/27	200	196,495
9.88%, 01/15/28	200	219,625
Turkiye Government International Bond
5.75%, 05/11/47	200	148,344
7.63%, 05/15/34	200	197,812
9.38%, 01/19/33	200	220,500
		1,373,214
Ukraine — 0.4%
Ukraine Government International Bond
7.25%, 03/15/33(a)(j)(k)	200	49,080
7.75%, 09/01/24(a)(j)(k)	150	43,050
7.75%, 09/01/26(a)(j)(k)	100	28,045
9.75%, 11/01/28(a)(j)(k)	200	59,700
		179,875
United Arab Emirates — 1.7%
Abu Dhabi Government International Bond
1.88%, 09/15/31(a)	200	160,812
3.13%, 10/11/27(a)	200	187,312
4.13%, 10/11/47(a)	200	159,563
UAE International Government Bond, 4.05%, 07/07/32(a)	200	186,680
		694,367
Uruguay — 1.2%
Uruguay Government International Bond
4.38%, 10/27/27	110	108,384
4.38%, 01/23/31 (Call 10/23/30)	100	95,750
4.98%, 04/20/55	110	96,855
5.10%, 06/18/50	200	181,900
		482,889
Total Foreign Government Obligations — 51.7% (Cost: $20,638,475)		21,071,593
Total Long-Term Investments — 97.8% (Cost: $39,444,887)		39,861,941
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(l)(m)(n)	1,035,642	$1,035,642
Total Short-Term Securities — 2.5% (Cost: $1,035,642)		1,035,642
Total Investments — 100.3% (Cost: $40,480,529)		40,897,583
Liabilities in Excess of Other Assets — (0.3)%		(127,520)
Net Assets — 100.0%		$40,770,063

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	All or a portion of this security is on loan.
(f)	Perpetual security with no stated maturity date.
(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$590,000	$445,642 (a)	$—	$—	$—	$1,035,642	1,035,642	$10,214 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$18,790,348	$—	$18,790,348
Foreign Government Obligations	—	21,071,593	—	21,071,593
Short-Term Securities
Money Market Funds	1,035,642	—	—	1,035,642
	$1,035,642	$39,861,941	$—	$40,897,583
See notes to financial statements.
12
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$42,657	$42,848,957
Bahrain — 0.2%
Bapco Energies BSCC, 7.50%, 10/25/27(a)	21,621	21,830,453
Chile — 1.1%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)	14,504	12,545,960
3.15%, 01/14/30 (Call 10/14/29)(a)	13,850	11,941,297
3.63%, 08/01/27 (Call 05/01/27)(a)	17,304	16,119,757
3.70%, 01/30/50 (Call 07/30/49)(a)	36,833	23,702,035
4.38%, 02/05/49 (Call 08/05/48)(a)	17,638	12,997,001
4.50%, 08/01/47 (Call 02/01/47)(a)	17,404	13,140,020
5.95%, 01/08/34 (Call 10/08/33)(a)	17,550	17,028,984
6.30%, 09/08/53 (Call 03/08/53)(a)	16,595	15,708,205
6.44%, 01/26/36 (Call 10/26/35)(a)	17,700	17,628,094
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(a)	13,812	10,937,378
		151,748,731
China — 1.8%
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	16,193	13,946,221
4.13%, 07/19/27(a)	16,201	15,512,457
5.13%, 03/14/28(a)	28,095	27,729,765
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24), (5-year CMT + 5.209%)(a)(b)(c)	15,274	15,130,806
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	15,913	14,739,735
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	16,122	15,427,142
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(a)	16,745	15,691,907
2.30%, 01/08/31 (Call 10/08/30)(a)	19,336	16,367,344
2.70%, 05/13/30 (Call 02/13/30)(a)	23,978	21,058,918
2.95%, 11/12/29 (Call 08/12/29)(a)	15,953	14,340,152
SPIC MTN Co. Ltd., 1.63%, 07/27/25(a)	14,642	13,905,324
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30 (Call 05/05/30)(a)	18,406	15,060,710
3.50%, 05/04/27(a)	37,969	36,171,548
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	16,356	15,648,439
		250,730,468
Hong Kong — 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33 (Call 08/15/28), (5-year CMT + 1.232%)(a)(c)	32,200	32,016,138
Indonesia — 0.8%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30 (Call 02/15/30)(a)	9,743	9,433,075
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(a)	9,124	8,433,997
4.18%, 01/21/50 (Call 07/21/49)(a)	9,913	7,317,033
5.63%, 05/20/43(a)	14,185	13,104,954
6.00%, 05/03/42(a)	12,165	11,743,027
6.45%, 05/30/44(a)	15,191	15,314,427
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(a)	10,611	7,341,486
Security	Par (000)	Value
Indonesia (continued)
4.13%, 05/15/27(a)	$14,883	$14,178,960
5.25%, 10/24/42(a)	9,925	8,609,937
5.45%, 05/21/28(a)	9,656	9,501,325
6.15%, 05/21/48(a)	9,542	9,097,701
		114,075,922
Malaysia — 1.3%
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)	25,799	20,950,336
3.40%, 04/28/61 (Call 10/28/60)(a)	37,337	23,839,301
3.50%, 04/21/30 (Call 01/21/30)(a)	47,706	42,842,373
4.50%, 03/18/45(a)	32,336	27,057,472
4.55%, 04/21/50 (Call 10/21/49)(a)	58,661	48,706,228
4.80%, 04/21/60 (Call 10/21/59)(a)	21,439	18,058,284
		181,453,994
Mexico — 2.5%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(a)	6,983	6,841,158
Comision Federal de Electricidad, 4.69%, 05/15/29 (Call 03/15/29)(a)	9,218	8,469,037
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(a)	14,082	11,534,038
Petroleos Mexicanos
4.50%, 01/23/26	8,535	8,031,350
5.35%, 02/12/28	14,873	13,012,388
5.95%, 01/28/31 (Call 10/28/30)	27,775	21,949,194
6.35%, 02/12/48	12,069	7,414,892
6.38%, 01/23/45	9,314	5,784,553
6.49%, 01/23/27 (Call 11/23/26)	11,524	10,819,653
6.50%, 03/13/27	29,732	27,890,102
6.50%, 01/23/29	9,376	8,293,072
6.50%, 06/02/41	11,629	7,701,305
6.63%, 06/15/35	20,685	15,278,148
6.70%, 02/16/32 (Call 11/16/31)	50,367	41,255,610
6.75%, 09/21/47	41,656	26,557,783
6.84%, 01/23/30 (Call 10/23/29)	17,327	14,986,122
6.88%, 08/04/26	18,262	17,732,402
6.95%, 01/28/60 (Call 07/28/59)	28,343	18,037,485
7.69%, 01/23/50 (Call 07/23/49)	60,299	42,082,672
8.75%, 06/02/29 (Call 04/02/29)	14,077	13,605,606
10.00%, 02/07/33 (Call 11/07/32)	14,370	14,082,600
		341,359,170
Netherlands — 0.1%
MDGH GMTN RSC Ltd., 3.70%, 11/07/49 (Call 05/07/49)(a)	14,829	10,598,101
Oman — 0.1%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	21,350	21,523,469
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61 (Call 08/11/60)(a)	22,933	16,182,098
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)	17,400	13,102,722
		29,284,820
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	21,663	16,098,317
5.63%, 06/19/47(a)	42,996	26,012,580
		42,110,897
Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Qatar — 0.8%
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(a)	$18,618	$16,959,834
2.25%, 07/12/31 (Call 04/12/31)(a)	43,807	35,647,946
QatarEnergy
3.13%, 07/12/41 (Call 01/12/41)(a)	44,231	31,735,743
3.30%, 07/12/51 (Call 01/12/51)(a)	48,467	32,351,723
		116,695,246
Saudi Arabia — 1.0%
Gaci First Investment Co.
4.75%, 02/14/30 (Call 01/14/30)(a)	13,809	13,213,487
4.88%, 02/14/35 (Call 11/14/34)(a)	16,155	14,897,939
5.00%, 10/13/27 (Call 09/13/27)(a)	10,654	10,480,872
5.00%, 01/29/29 (Call 12/29/28)(a)	14,100	13,716,656
5.13%, 02/14/53 (Call 08/14/52)(a)	13,912	11,442,620
5.25%, 10/13/32 (Call 07/13/32)(a)	10,387	10,169,522
5.25%, 01/29/34 (Call 10/29/33)(a)	14,050	13,422,141
5.38%, 01/29/54 (Call 07/29/53)(a)	11,850	10,028,063
Suci Second Investment Co.
5.17%, 03/05/31(a)	8,550	8,325,563
6.00%, 10/25/28(a)	17,950	18,252,906
6.25%, 10/25/33(a)	10,000	10,575,000
		134,524,769
South Africa — 0.3%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	21,678	20,485,710
Transnet SOC Ltd., 8.25%, 02/06/28(a)	21,600	21,249,000
		41,734,710
United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	22,003	18,977,587
Abu Dhabi Developmental Holding Co. PJSC
5.38%, 05/08/29(d)	4,200	4,177,699
5.50%, 05/08/34(d)	4,200	4,179,294
DP World Crescent Ltd.
3.88%, 07/18/29(a)	10,208	9,378,600
4.85%, 09/26/28(a)	10,008	9,685,867
5.50%, 09/13/33 (Call 06/13/33)(a)	13,150	12,882,891
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	13,001	11,920,292
6.85%, 07/02/37(a)	17,750	18,737,344
DP World Salaam, 6.00%, (Call 10/01/25), (5-year CMT + 5.750%)(a)(b)(c)	14,723	14,590,493
MDGH GMTN RSC Ltd.
2.50%, 05/21/26 (Call 04/21/26)(a)	8,919	8,372,862
2.88%, 11/07/29 (Call 08/07/29)(a)	10,090	8,891,812
2.88%, 05/21/30 (Call 02/21/30)(a)	9,947	8,653,890
3.38%, 03/28/32 (Call 12/28/31)(a)	9,560	8,350,063
3.40%, 06/07/51 (Call 12/07/50)(a)	9,959	6,660,081
3.95%, 05/21/50 (Call 11/21/49)(a)	19,722	14,582,447
4.38%, 11/22/33 (Call 08/22/33)(a)	8,984	8,268,088
5.50%, 04/28/33 (Call 01/28/33)(a)	9,779	9,812,615
Mdgh Sukuk Ltd., 4.96%, 04/04/34(a)	4,100	3,985,733
		182,107,658
Venezuela — 0.1%
Petroleos de Venezuela SA
0.00%, 02/17/22(a)(e)(f)	4,737	710,475
0.00%, 05/16/24(a)(e)(f)	11,301	1,367,398
5.38%, 04/12/27(a)(e)(f)	9,621	1,154,520
5.50%, 04/12/37(a)(e)(f)	8,447	1,013,616
6.00%, 11/15/26(a)(e)(f)	9,546	1,164,671
9.00%, 11/17/21(a)(e)(f)	10,617	1,380,196
Security	Par (000)	Value
Venezuela (continued)
9.75%, 05/17/35(a)(e)(f)	$10,731	$1,545,335
		8,336,211
Total Corporate Bonds & Notes — 12.4% (Cost: $2,089,281,610)		1,722,979,714
Foreign Government Obligations(g)
Angola — 1.1%
Angolan Government International Bond
8.00%, 11/26/29(a)	36,711	33,498,787
8.25%, 05/09/28(a)	37,634	35,481,806
8.75%, 04/14/32(a)	36,749	33,246,361
9.13%, 11/26/49(a)	26,301	21,977,773
9.38%, 05/08/48(a)	37,100	31,535,000
		155,739,727
Argentina — 2.4%
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 05/31/24)(h)	169,976	98,076,113
1.00%, 07/09/29 (Call 05/31/24)	25,086	14,793,036
3.50%, 07/09/41 (Call 05/31/24)(h)	112,010	48,948,491
3.63%, 07/09/35 (Call 05/31/24)(h)	217,367	99,336,481
3.63%, 07/09/46 (Call 05/31/24)(h)	22,568	10,764,793
4.25%, 01/09/38 (Call 05/31/24)(h)	120,519	61,103,165
		333,022,079
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	22,734	18,762,654
Bahrain — 2.7%
Bahrain Government International Bond
5.25%, 01/25/33(a)	21,559	18,809,150
5.45%, 09/16/32(a)	21,692	19,471,824
5.63%, 09/30/31(a)	21,813	20,108,859
5.63%, 05/18/34(a)	21,745	19,088,033
6.00%, 09/19/44(a)	26,648	21,145,854
6.75%, 09/20/29(a)	26,968	26,831,812
7.00%, 01/26/26(a)	23,987	24,129,423
7.00%, 10/12/28(a)	34,435	34,972,186
7.38%, 05/14/30(a)	21,588	22,099,636
7.50%, 02/12/36(a)	21,125	20,987,687
7.75%, 04/18/35(a)	21,627	22,039,265
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	20,443	20,609,099
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	21,348	19,043,483
3.95%, 09/16/27(a)	20,596	19,283,005
4.50%, 03/30/27(a)	21,621	20,708,864
6.25%, 10/18/30(a)	20,895	20,895,000
CBB International Sukuk Programme Co. WLL, 6.00%, 02/12/31(a)	20,100	19,880,156
		370,103,336
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	21,498	12,072,471
Brazil — 3.5%
Brazil Government International Bond, 6.25%, 03/18/31	29,300	29,021,650
Brazilian Government International Bond
2.88%, 06/06/25	24,277	23,439,444
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
3.75%, 09/12/31	$22,412	$18,994,170
3.88%, 06/12/30	51,493	45,185,107
4.50%, 05/30/29 (Call 02/28/29)	29,020	26,959,580
4.63%, 01/13/28 (Call 10/13/27)	41,676	39,925,608
4.75%, 01/14/50 (Call 07/14/49)	58,811	41,373,538
5.00%, 01/27/45	49,035	36,898,837
5.63%, 01/07/41	33,930	29,230,695
5.63%, 02/21/47	41,942	34,119,817
6.00%, 04/07/26	29,789	29,848,578
6.00%, 10/20/33	32,659	31,173,016
6.13%, 03/15/34	26,850	25,641,750
7.13%, 01/20/37	24,065	24,798,983
7.13%, 05/13/54	32,500	31,005,000
8.25%, 01/20/34	21,073	23,454,249
		491,070,022
Chile — 2.2%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	19,559	16,307,316
2.55%, 01/27/32 (Call 10/27/31)	20,612	16,869,634
2.55%, 07/27/33 (Call 04/27/33)	30,622	24,076,548
2.75%, 01/31/27 (Call 12/31/26)	19,022	17,648,849
3.10%, 05/07/41 (Call 11/07/40)	36,765	25,781,456
3.10%, 01/22/61 (Call 07/22/60)	27,458	16,062,930
3.24%, 02/06/28 (Call 11/06/27)	24,755	22,867,431
3.25%, 09/21/71 (Call 03/21/71)	13,598	7,976,077
3.50%, 01/31/34 (Call 10/31/33)	20,478	17,297,511
3.50%, 01/25/50 (Call 07/25/49)	31,823	21,858,423
3.50%, 04/15/53 (Call 10/15/52)	20,702	14,045,013
3.86%, 06/21/47	13,629	10,093,978
4.00%, 01/31/52 (Call 07/31/51)	13,738	10,183,293
4.34%, 03/07/42 (Call 09/07/41)	27,570	22,900,331
4.85%, 01/22/29 (Call 12/22/28)	22,150	21,540,875
4.95%, 01/05/36 (Call 10/05/35)	22,755	21,169,081
5.33%, 01/05/54 (Call 07/05/53)	20,270	18,388,682
		305,067,428
China — 1.4%
China Development Bank, 1.00%, 10/27/25(a)	15,185	14,231,192
China Government International Bond
0.55%, 10/21/25(a)	34,150	31,842,484
1.20%, 10/21/30(a)	29,426	23,712,354
1.25%, 10/26/26(a)	24,564	22,421,774
1.75%, 10/26/31(a)	13,678	11,220,234
2.13%, 12/03/29(a)	30,708	26,936,674
2.63%, 11/02/27(a)	15,358	14,321,335
3.50%, 10/19/28(a)	14,650	13,938,889
Export-Import Bank of China (The)
2.88%, 04/26/26(a)	16,208	15,514,946
3.88%, 05/16/26(a)	24,386	23,780,983
		197,920,865
Colombia — 3.2%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	23,138	18,510,400
3.13%, 04/15/31 (Call 01/15/31)	37,766	29,098,703
3.25%, 04/22/32 (Call 01/22/32)	30,136	22,556,796
3.88%, 04/25/27 (Call 01/25/27)	28,441	26,336,366
3.88%, 02/15/61 (Call 08/15/60)	19,866	10,648,176
4.13%, 02/22/42 (Call 08/22/41)	15,126	9,582,321
4.13%, 05/15/51 (Call 11/15/50)	22,974	13,313,433
4.50%, 01/28/26 (Call 10/28/25)	21,858	21,092,970
4.50%, 03/15/29 (Call 12/15/28)	29,925	26,752,950
Security	Par (000)	Value
Colombia (continued)
5.00%, 06/15/45 (Call 12/15/44)	$66,795	$45,754,575
5.20%, 05/15/49 (Call 11/15/48)	42,228	29,010,636
5.63%, 02/26/44 (Call 08/26/43)	38,008	28,391,976
6.13%, 01/18/41	37,470	30,650,460
7.38%, 09/18/37	26,809	25,455,146
7.50%, 02/02/34 (Call 11/02/33)	32,533	31,866,073
8.00%, 04/20/33 (Call 01/20/33)	24,352	24,729,456
8.00%, 11/14/35 (Call 08/14/35)	22,420	22,543,310
8.75%, 11/14/53 (Call 05/14/53)	27,475	28,189,350
		444,483,097
Costa Rica — 1.0%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	25,680	25,461,720
6.55%, 04/03/34 (Call 01/03/34)(a)	31,667	31,967,837
7.00%, 04/04/44(a)	21,492	21,794,231
7.16%, 03/12/45(a)	27,488	28,230,176
7.30%, 11/13/54 (Call 05/13/53)(a)	32,205	33,493,200
		140,947,164
Dominican Republic — 3.2%
Dominican Republic International Bond
4.50%, 01/30/30(a)	40,915	36,475,723
4.88%, 09/23/32(a)	62,407	54,645,129
5.30%, 01/21/41(a)	31,021	25,466,302
5.50%, 02/22/29 (Call 12/22/28)(a)	36,600	34,827,188
5.88%, 01/30/60(a)	65,478	53,425,956
5.95%, 01/25/27(a)	34,919	34,255,539
6.00%, 07/19/28(a)	26,046	25,468,104
6.00%, 02/22/33(a)	36,588	34,539,072
6.40%, 06/05/49(a)	30,667	27,584,967
6.50%, 02/15/48(a)	20,683	18,886,164
6.85%, 01/27/45(a)	41,048	39,059,737
6.88%, 01/29/26(a)	32,063	32,111,095
7.45%, 04/30/44(a)	30,865	31,424,428
		448,169,404
Ecuador — 1.3%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	20,770	11,278,174
2.50%, 07/31/40(a)(h)	64,203	31,876,577
3.50%, 07/31/35(a)(h)	159,969	87,183,255
6.00%, 07/31/30(a)(h)	74,570	52,161,414
		182,499,420
Egypt — 2.9%
Egypt Government International Bond
5.80%, 09/30/27(a)	23,682	21,062,179
5.88%, 06/11/25(a)	28,514	27,792,239
5.88%, 02/16/31(a)	31,658	24,717,775
6.59%, 02/21/28(a)	25,069	22,538,598
7.05%, 01/15/32(a)	21,166	17,197,375
7.30%, 09/30/33(a)	23,538	18,837,756
7.50%, 01/31/27(a)	41,660	39,420,775
7.50%, 02/16/61(a)	31,259	21,304,962
7.60%, 03/01/29(a)	36,502	32,874,613
7.63%, 05/29/32(a)	36,911	30,647,665
7.90%, 02/21/48(a)	30,916	22,481,729
8.50%, 01/31/47(a)	52,552	40,112,941
8.70%, 03/01/49(a)	31,602	24,549,224
8.88%, 05/29/50(a)	41,942	32,962,218
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(a)	31,358	32,377,135
		408,877,184
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
El Salvador — 0.4%
El Salvador Government International Bond
0.25%, 04/17/30 (Call 03/17/30)(d)	$7,990	$219,725
7.12%, 01/20/50 (Call 07/20/49)(a)	23,605	15,107,200
7.65%, 06/15/35(a)	21,509	15,499,923
9.25%, 04/17/30 (Call 03/17/30)(d)	13,790	12,209,666
9.50%, 07/15/52 (Call 01/15/52)(a)	21,585	16,944,225
		59,980,739
Ghana — 0.8%
Ghana Government International Bond
6.38%, 02/11/27(a)(e)(f)	26,575	12,772,609
7.63%, 05/16/29(a)(e)(f)	21,520	10,396,850
7.75%, 04/07/29(a)(e)(f)	21,469	10,372,211
7.88%, 02/11/35(a)(e)(f)	21,273	10,290,814
8.13%, 01/18/26(a)(e)(f)	21,273	10,576,461
8.13%, 03/26/32(a)(e)(f)	26,705	12,935,234
8.63%, 04/07/34(a)(e)(f)	21,374	10,359,711
8.63%, 06/16/49(a)(e)(f)	21,384	10,148,846
8.95%, 03/26/51(a)(e)(f)	21,195	10,285,934
10.75%, 10/14/30(a)(e)(f)	21,581	14,027,650
		112,166,320
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50 (Call 12/01/49)(a)	30,128	26,362,000
6.60%, 06/13/36 (Call 03/13/36)(a)	21,439	20,976,722
		47,338,722
Hungary — 2.7%
Hungary Government International Bond
2.13%, 09/22/31(a)	48,014	36,999,588
3.13%, 09/21/51(a)	42,829	25,361,192
5.25%, 06/16/29(a)	37,278	36,066,465
5.50%, 06/16/34(a)	26,821	25,549,014
5.50%, 03/26/36(a)	53,000	49,496,700
6.13%, 05/22/28(a)	46,261	46,654,218
6.25%, 09/22/32(a)	38,883	39,174,623
6.75%, 09/25/52(a)	26,581	27,345,204
7.63%, 03/29/41	35,564	39,492,933
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(Call 11/04/27)(a)	26,948	26,948,000
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	24,209	24,330,045
		377,417,982
India — 0.7%
Export-Import Bank of India
2.25%, 01/13/31(a)	21,452	17,281,517
3.25%, 01/15/30(a)	21,552	18,945,555
3.38%, 08/05/26(a)	21,136	20,099,015
3.88%, 02/01/28(a)	21,618	20,317,461
5.50%, 01/18/33(a)	21,535	21,117,759
		97,761,307
Indonesia — 3.9%
Indonesia Government International Bond
1.85%, 03/12/31	11,952	9,498,105
2.15%, 07/28/31 (Call 04/28/31)	11,954	9,596,821
2.85%, 02/14/30	12,354	10,786,586
3.05%, 03/12/51	19,805	12,898,006
3.50%, 01/11/28	12,055	11,265,142
3.55%, 03/31/32 (Call 12/31/31)	10,106	8,836,434
3.70%, 10/30/49	9,787	7,107,809
3.85%, 07/18/27(a)	10,225	9,758,484
3.85%, 10/15/30	16,260	14,872,819
Security	Par (000)	Value
Indonesia (continued)
4.10%, 04/24/28	$9,875	$9,399,766
4.20%, 10/15/50	16,721	13,225,266
4.35%, 01/08/27(a)	11,995	11,700,119
4.35%, 01/11/48	17,284	14,196,386
4.45%, 04/15/70	10,078	7,933,276
4.55%, 01/11/28 (Call 12/11/27)	9,888	9,588,270
4.63%, 04/15/43(a)	14,433	12,764,184
4.65%, 09/20/32 (Call 06/20/32)	14,270	13,427,178
4.75%, 01/08/26(a)	19,520	19,312,307
4.75%, 02/11/29	12,738	12,399,647
4.75%, 07/18/47(a)	10,030	8,889,087
4.85%, 01/11/33 (Call 10/11/32)	12,727	12,162,239
5.13%, 01/15/45(a)	20,145	18,911,119
5.25%, 01/17/42(a)	22,190	21,253,859
5.25%, 01/08/47(a)	14,964	14,150,332
5.35%, 02/11/49	10,243	9,734,051
5.95%, 01/08/46(a)	12,348	12,637,406
6.63%, 02/17/37(a)	14,053	15,295,812
6.75%, 01/15/44(a)	18,939	21,193,925
7.75%, 01/17/38(a)	19,217	23,030,373
8.50%, 10/12/35(a)	15,735	19,516,317
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	11,955	11,021,016
2.55%, 06/09/31(a)	9,448	7,838,887
2.80%, 06/23/30(a)	10,079	8,745,507
4.15%, 03/29/27(a)	19,942	19,312,581
4.40%, 06/06/27(a)	16,442	15,989,845
4.40%, 03/01/28(a)	17,093	16,532,136
4.45%, 02/20/29(a)	12,354	11,894,586
4.55%, 03/29/26(a)	15,691	15,434,192
4.70%, 06/06/32(a)	14,983	14,229,168
5.40%, 11/15/28(a)	10,200	10,187,760
5.60%, 11/15/33(a)	10,250	10,346,094
		536,872,897
Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28(Call 06/16/24)(a)	28,765	26,786,941
Ivory Coast — 0.6%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	26,823	23,484,207
7.63%, 01/30/33(a)	23,650	22,615,313
8.25%, 01/30/37(a)	32,225	30,774,875
		76,874,395
Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28	26,867	27,387,548
7.88%, 07/28/45	38,847	44,540,514
8.00%, 03/15/39	26,797	31,000,779
		102,928,841
Jordan — 0.8%
Jordan Government International Bond
5.75%, 01/31/27(a)	21,378	20,295,739
5.85%, 07/07/30(a)	26,659	23,976,438
6.13%, 01/29/26(a)	21,287	20,635,085
7.38%, 10/10/47(a)	21,464	18,298,060
7.50%, 01/13/29(a)	26,886	26,499,514
		109,704,836
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kazakhstan — 0.8%
Kazakhstan Government International Bond
4.88%, 10/14/44(a)	$21,684	$20,058,785
5.13%, 07/21/25(a)	51,542	51,696,626
6.50%, 07/21/45(a)	32,119	35,190,379
		106,945,790
Kenya — 0.8%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	22,520	17,833,025
7.25%, 02/28/28(a)	21,112	19,887,504
8.00%, 05/22/32(a)	26,564	24,316,685
8.25%, 02/28/48(a)	22,290	18,792,699
9.75%, 02/16/31(a)	28,625	28,705,508
		109,535,421
Kuwait — 0.7%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	96,814	92,191,131
Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(e)(f)	23,432	1,487,932
6.10%, 10/04/22(a)(e)(f)	9,000	571,500
6.10%, 10/04/24(a)(e)(f)	21,875	1,389,063
6.60%, 11/27/26(a)(e)(f)	34,509	2,184,420
6.65%, 02/26/30(a)(e)(f)	29,767	1,890,204
6.75%, 11/29/27(a)(e)(f)	21,778	1,382,903
6.85%, 03/23/27(a)(e)(f)	26,859	1,705,546
7.00%, 03/23/32(a)(e)(f)	21,786	1,383,411
		11,994,979
Malaysia — 0.1%
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	20,507	19,705,945
Mexico — 3.3%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	24,534	19,910,874
3.25%, 04/16/30 (Call 01/16/30)	17,120	14,846,250
3.50%, 02/12/34 (Call 11/12/33)	20,989	16,812,189
3.75%, 01/11/28	13,965	13,048,547
3.75%, 04/19/71 (Call 10/19/70)	22,697	13,413,927
3.77%, 05/24/61 (Call 11/24/60)	22,602	13,662,909
4.13%, 01/21/26	14,938	14,536,541
4.15%, 03/28/27	17,640	16,934,400
4.28%, 08/14/41 (Call 02/14/41)	18,732	14,359,249
4.35%, 01/15/47	9,645	7,103,543
4.40%, 02/12/52 (Call 08/12/51)	16,486	11,880,224
4.50%, 04/22/29	22,669	21,422,205
4.50%, 01/31/50 (Call 07/31/49)	14,503	10,813,799
4.60%, 01/23/46	17,756	13,561,145
4.60%, 02/10/48	14,114	10,700,176
4.75%, 04/27/32 (Call 01/27/32)	18,386	16,828,936
4.75%, 03/08/44	28,110	22,220,955
4.88%, 05/19/33 (Call 02/19/33)	17,005	15,543,633
5.00%, 05/07/29 (Call 04/07/29)	7,500	7,233,750
5.00%, 04/27/51 (Call 10/27/50)	18,232	14,522,928
5.40%, 02/09/28 (Call 01/09/28)	9,349	9,240,902
5.55%, 01/21/45	21,068	18,678,099
5.75%, 10/12/2110	20,112	16,674,105
6.00%, 05/07/36 (Call 02/07/36)	26,410	25,406,420
6.05%, 01/11/40	21,348	20,327,299
6.34%, 05/04/53 (Call 11/04/52)	21,577	20,120,552
6.35%, 02/09/35 (Call 11/09/34)	20,789	20,698,048
6.40%, 05/07/54 (Call 11/07/53)	18,950	17,784,575
Security	Par (000)	Value
Mexico (continued)
6.75%, 09/27/34	$12,908	$13,343,645
8.30%, 08/15/31	8,026	9,352,798
		460,982,623
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	21,406	16,669,922
4.00%, 12/15/50(a)	26,557	17,494,424
5.95%, 03/08/28(a)	26,620	26,407,040
6.50%, 09/08/33(a)	27,027	27,060,784
		87,632,170
Nigeria — 1.9%
Nigeria Government International Bond
6.13%, 09/28/28(a)	26,433	23,325,801
6.50%, 11/28/27(a)	32,284	29,794,903
7.14%, 02/23/30(a)	26,516	23,292,649
7.38%, 09/28/33(a)	32,254	26,690,185
7.63%, 11/21/25(a)	23,573	23,425,669
7.63%, 11/28/47(a)	32,367	24,093,185
7.70%, 02/23/38(a)	26,688	21,016,800
7.88%, 02/16/32(a)	31,892	27,905,500
8.25%, 09/28/51(a)	26,651	20,896,050
8.38%, 03/24/29(a)	26,772	25,373,163
8.75%, 01/21/31(a)	21,682	20,404,930
		266,218,835
Oman — 3.3%
Oman Government International Bond
4.75%, 06/15/26(a)	51,146	49,928,725
5.38%, 03/08/27(a)	34,529	33,890,214
5.63%, 01/17/28(a)	50,173	49,360,197
6.00%, 08/01/29(a)	45,634	45,676,782
6.25%, 01/25/31(a)	34,670	35,049,203
6.50%, 03/08/47(a)	42,930	41,633,514
6.75%, 10/28/27(a)	29,305	29,973,520
6.75%, 01/17/48(a)	58,731	58,093,769
7.00%, 01/25/51(a)	21,511	21,974,831
7.38%, 10/28/32(a)	21,610	23,310,707
Oman Sovereign Sukuk Co.
4.88%, 06/15/30(a)	37,545	36,348,253
5.93%, 10/31/25(a)	30,385	30,422,981
		455,662,696
Pakistan — 0.7%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	20,676	17,942,891
Pakistan Government International Bond
6.00%, 04/08/26(a)	28,181	25,380,513
6.88%, 12/05/27(a)	32,450	27,748,320
7.38%, 04/08/31(a)	30,080	23,866,600
		94,938,324
Panama — 2.6%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	42,878	29,607,259
3.16%, 01/23/30 (Call 10/23/29)	27,022	21,968,886
3.30%, 01/19/33 (Call 10/19/32)	18,523	13,828,577
3.87%, 07/23/60 (Call 01/23/60)	51,292	28,130,456
3.88%, 03/17/28 (Call 12/17/27)	21,823	19,627,061
4.30%, 04/29/53	30,730	18,918,156
4.50%, 05/15/47 (Call 11/15/46)	21,032	13,867,975
4.50%, 04/16/50 (Call 10/16/49)	43,594	28,009,145
4.50%, 04/01/56 (Call 10/01/55)	43,897	27,271,011
4.50%, 01/19/63 (Call 07/19/62)	26,151	16,001,143
Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
6.40%, 02/14/35 (Call 11/14/34)	$38,784	$35,526,144
6.70%, 01/26/36	35,588	33,441,599
6.85%, 03/28/54 (Call 09/28/53)	24,559	21,404,704
6.88%, 01/31/36 (Call 10/31/35)	17,550	16,573,781
7.50%, 03/01/31 (Call 01/01/31)	16,380	16,610,344
8.00%, 03/01/38 (Call 12/01/37)	17,165	17,513,664
		358,299,905
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	21,464	20,135,915
5.40%, 03/30/50 (Call 09/30/49)(a)	25,300	21,070,156
6.10%, 08/11/44(a)	21,458	19,808,416
		61,014,487
Peru — 2.4%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	21,432	15,725,730
2.78%, 01/23/31 (Call 10/23/30)	73,966	61,576,695
2.78%, 12/01/60 (Call 06/01/60)	43,000	22,695,938
3.00%, 01/15/34 (Call 10/15/33)	48,231	37,876,407
3.23%, 07/28/2121 (Call 01/28/21)	21,564	11,368,271
3.30%, 03/11/41 (Call 09/11/40)	26,417	18,739,560
3.55%, 03/10/51 (Call 09/10/50)	37,238	25,019,281
3.60%, 01/15/72 (Call 07/15/71)	21,756	13,243,965
5.63%, 11/18/50	54,667	50,720,726
6.55%, 03/14/37	24,292	25,180,176
8.75%, 11/21/33	45,516	54,206,711
		336,353,460
Philippines — 3.3%
Philippine Government International Bond
1.65%, 06/10/31	21,591	16,793,750
2.46%, 05/05/30	17,290	14,663,397
2.65%, 12/10/45	25,525	15,729,781
2.95%, 05/05/45	23,479	15,466,791
3.00%, 02/01/28	33,485	30,785,272
3.20%, 07/06/46	38,671	26,203,856
3.70%, 03/01/41	34,356	26,851,361
3.70%, 02/02/42	33,672	26,099,504
3.75%, 01/14/29	25,697	23,946,392
3.95%, 01/20/40	33,876	27,619,526
4.20%, 03/29/47	17,004	13,539,435
5.00%, 07/17/33	21,623	20,906,738
5.00%, 01/13/37	22,481	21,420,178
5.50%, 03/30/26	16,959	17,001,398
5.50%, 01/17/48	21,591	20,837,690
6.38%, 01/15/32	17,177	18,110,999
6.38%, 10/23/34	32,610	34,831,556
7.75%, 01/14/31	29,717	33,450,198
9.50%, 02/02/30	33,773	40,654,249
ROP Sukuk Trust, 5.05%, 06/06/29(a)	16,325	16,041,108
		460,953,179
Poland — 3.0%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	36,426	35,310,454
6.25%, 10/31/28(a)	20,475	21,038,063
Republic of Poland Government International Bond
3.25%, 04/06/26	36,534	35,253,483
4.63%, 03/18/29 (Call 02/18/29)	31,700	30,895,771
4.88%, 10/04/33 (Call 07/04/33)	53,351	50,820,829
5.13%, 09/18/34 (Call 06/18/34)	64,875	62,425,969
5.50%, 11/16/27 (Call 08/16/27)	32,445	32,776,263
Security	Par (000)	Value
Poland (continued)
5.50%, 04/04/53 (Call 10/04/52)	$53,293	$50,421,040
5.50%, 03/18/54 (Call 09/18/53)	74,875	70,491,069
5.75%, 11/16/32 (Call 08/16/32)	31,624	32,161,608
		421,594,549
Qatar — 3.0%
Qatar Government International Bond
3.25%, 06/02/26(a)	42,458	40,812,753
3.75%, 04/16/30(a)	37,328	34,888,615
4.00%, 03/14/29(a)	50,035	47,744,648
4.40%, 04/16/50(a)	62,869	52,181,270
4.50%, 04/23/28(a)	36,801	36,122,482
4.63%, 06/02/46(a)	24,976	21,783,755
4.82%, 03/14/49(a)	73,860	65,225,766
5.10%, 04/23/48(a)	74,342	68,580,495
5.75%, 01/20/42(a)	12,501	12,762,740
6.40%, 01/20/40(a)	12,389	13,465,294
9.75%, 06/15/30(a)	17,229	21,477,025
		415,044,843
Romania — 2.6%
Romanian Government International Bond
3.00%, 02/27/27(a)	28,914	26,626,903
3.00%, 02/14/31(a)	27,980	22,844,271
3.63%, 03/27/32(a)	23,414	19,418,986
4.00%, 02/14/51(a)	43,202	28,945,340
5.13%, 06/15/48(a)	26,138	21,228,630
5.25%, 11/25/27(a)	21,516	20,859,762
5.88%, 01/30/29(a)	42,620	41,793,172
6.00%, 05/25/34(a)	21,892	20,912,880
6.13%, 01/22/44(a)	20,902	19,589,093
6.38%, 01/30/34(a)	42,720	41,705,400
6.63%, 02/17/28(a)	30,970	31,386,160
7.13%, 01/17/33(a)	34,376	35,450,250
7.63%, 01/17/53(a)	26,634	28,517,024
		359,277,871
Saudi Arabia — 4.9%
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	15,385	12,678,202
2.97%, 10/29/29(a)	19,319	17,193,910
3.63%, 04/20/27(a)	34,241	32,689,455
4.27%, 05/22/29(a)	22,821	21,829,713
4.30%, 01/19/29(a)	15,151	14,542,859
4.51%, 05/22/33(a)	22,121	20,886,648
5.27%, 10/25/28(a)	18,362	18,343,638
Saudi Government International Bond
2.25%, 02/02/33(a)	20,683	16,081,032
2.50%, 02/03/27(a)	9,061	8,381,425
2.75%, 02/03/32(a)	7,836	6,545,509
2.90%, 10/22/25(a)	18,049	17,406,456
3.25%, 10/26/26(a)	39,608	37,677,110
3.25%, 10/22/30(a)	11,959	10,593,282
3.25%, 11/17/51(a)	10,637	6,688,014
3.45%, 02/02/61(a)	18,474	11,384,602
3.63%, 03/04/28(a)	38,475	36,262,687
3.75%, 01/21/55(a)	21,404	14,527,965
4.38%, 04/16/29(a)	31,187	29,959,012
4.50%, 04/17/30(a)	23,082	22,029,461
4.50%, 10/26/46(a)	50,656	41,158,000
4.50%, 04/22/60(a)	23,631	18,218,024
4.63%, 10/04/47(a)	34,973	28,756,549
4.75%, 01/18/28(a)	25,082	24,628,643
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
4.75%, 01/16/30(a)	$25,650	$24,752,250
4.88%, 07/18/33(a)	27,156	26,005,943
5.00%, 01/16/34(a)	31,900	30,727,675
5.00%, 04/17/49(a)	27,480	23,752,338
5.00%, 01/18/53(a)	25,937	21,994,576
5.25%, 01/16/50(a)	26,891	24,059,041
5.50%, 10/25/32(a)	19,196	19,267,985
5.75%, 01/16/54(a)	37,500	34,968,750
		673,990,754
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	23,596	19,945,994
6.75%, 03/13/48(a)	21,424	15,786,810
		35,732,804
Serbia — 0.3%
Serbia International Bond
2.13%, 12/01/30(a)	25,752	20,038,275
6.50%, 09/26/33(a)	21,523	21,469,193
		41,507,468
South Africa — 2.5%
Republic of South Africa Government International Bond
4.30%, 10/12/28	43,217	38,463,130
4.85%, 09/27/27	21,617	20,238,916
4.85%, 09/30/29	42,529	37,850,810
4.88%, 04/14/26	26,710	25,841,257
5.00%, 10/12/46	21,901	14,263,026
5.38%, 07/24/44	20,908	14,687,870
5.65%, 09/27/47	32,341	22,840,831
5.75%, 09/30/49	63,557	45,125,470
5.88%, 09/16/25	40,489	40,134,722
5.88%, 06/22/30	30,126	27,715,920
5.88%, 04/20/32	30,164	26,808,255
7.30%, 04/20/52	34,481	29,093,344
		343,063,551
Sri Lanka — 0.8%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(e)(f)	32,110	18,145,682
6.75%, 04/18/28(a)(e)(f)	26,625	14,979,491
6.83%, 07/18/26(a)(e)(f)	21,429	12,227,923
6.85%, 03/14/24(a)(e)(f)	21,398	12,065,476
6.85%, 11/03/25(a)(e)(f)	32,000	18,403,520
7.55%, 03/28/30(a)(e)(f)	32,082	18,056,151
7.85%, 03/14/29(a)(e)(f)	29,997	16,914,109
		110,792,352
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	21,200	20,383,800
Turkey — 5.0%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(a)	24,830	24,181,937
7.25%, 02/24/27(a)	29,365	29,732,062
8.51%, 01/14/29(a)	24,750	26,049,375
9.76%, 11/13/25(a)	23,005	24,227,141
Turkey Government International Bond
4.25%, 04/14/26	13,855	13,378,734
4.75%, 01/26/26	16,054	15,662,287
4.88%, 10/09/26	28,539	27,656,075
5.13%, 02/17/28	18,235	17,209,281
Security	Par (000)	Value
Turkey (continued)
5.25%, 03/13/30	$19,385	$17,428,327
5.88%, 06/26/31	17,105	15,522,788
5.95%, 01/15/31	21,057	19,267,155
6.00%, 03/25/27	30,904	30,362,407
6.13%, 10/24/28	26,396	25,631,836
6.38%, 10/14/25	22,871	22,946,474
6.50%, 09/20/33	14,553	13,466,073
7.63%, 04/26/29	28,756	29,151,395
8.00%, 02/14/34	14,435	14,859,028
8.60%, 09/24/27	19,066	20,091,751
9.13%, 07/13/30	24,274	26,117,307
9.38%, 03/14/29	22,002	23,844,667
9.88%, 01/15/28	33,573	36,867,351
Turkiye Government International Bond
4.88%, 04/16/43	28,996	19,826,015
5.75%, 05/11/47	33,989	25,210,321
6.00%, 01/14/41	28,953	23,361,452
6.63%, 02/17/45	28,543	23,886,923
6.75%, 05/30/40	19,039	16,777,167
6.88%, 03/17/36	26,647	24,715,092
7.25%, 03/05/38	9,780	9,284,888
7.63%, 05/15/34	28,575	28,262,461
9.38%, 01/19/33	26,631	29,360,677
11.88%, 01/15/30	13,979	17,294,644
		691,633,091
Ukraine — 0.7%
Ukraine Government International Bond
6.88%, 05/21/29(a)(e)(f)	36,702	9,146,138
7.25%, 03/15/33(a)(e)(f)	55,846	13,704,609
7.38%, 09/25/32(a)(e)(f)	64,252	15,876,669
7.75%, 09/01/24(a)(e)(f)	28,892	8,292,004
7.75%, 09/01/25(a)(e)(f)	56,551	16,810,959
7.75%, 09/01/26(a)(e)(f)	28,316	7,941,222
7.75%, 09/01/27(a)(e)(f)	28,187	7,864,173
9.75%, 11/01/28(a)(e)(f)	34,560	10,316,160
		89,951,934
United Arab Emirates — 3.1%
Abu Dhabi Government International Bond
1.63%, 06/02/28(a)	20,137	17,563,240
1.70%, 03/02/31(a)	15,616	12,585,520
1.88%, 09/15/31(a)	17,945	14,428,902
2.50%, 09/30/29(a)	29,628	26,072,640
2.70%, 09/02/70(a)	15,272	8,213,473
3.00%, 09/15/51(a)	12,252	7,760,876
3.13%, 05/03/26(a)	26,906	25,770,904
3.13%, 10/11/27(a)	40,852	38,260,451
3.13%, 04/16/30(a)	30,377	27,187,415
3.13%, 09/30/49(a)	40,449	26,544,656
3.88%, 04/16/50(a)	39,752	29,950,647
4.13%, 10/11/47(a)	30,265	24,145,795
4.88%, 04/30/29(d)	8,400	8,316,504
5.00%, 04/30/34(d)	8,400	8,312,640
5.50%, 04/30/54(d)	11,900	11,528,125
Emirate of Dubai Government International Bond, 5.25%, 01/30/43(a)	9,979	9,161,969
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(a)	12,530	8,794,494
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	10,075	6,255,945
6.13%, 03/06/36(a)	2,000	1,948,125
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
6.50%, 11/23/32(a)	$10,110	$10,227,549
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	9,992	9,183,272
3.23%, 10/23/29(a)	10,000	8,828,125
3.85%, 04/03/26(a)	9,599	9,236,038
4.23%, 03/14/28(a)	11,915	11,285,739
UAE International Government Bond
2.00%, 10/19/31(a)	9,900	8,009,100
2.88%, 10/19/41(a)	10,197	7,102,848
3.25%, 10/19/61(a)	20,188	12,945,555
4.05%, 07/07/32(a)	17,460	16,297,164
4.92%, 09/25/33(a)	15,250	15,106,650
4.95%, 07/07/52(a)	12,427	11,137,699
		432,162,060
Uruguay — 2.0%
Uruguay Government International Bond
4.38%, 10/27/27	30,203	29,759,338
4.38%, 01/23/31 (Call 10/23/30)	44,535	42,641,919
4.98%, 04/20/55	55,751	49,088,730
5.10%, 06/18/50	84,342	76,709,474
5.75%, 10/28/34 (Call 07/28/34)	47,172	47,950,024
7.63%, 03/21/36	22,602	26,352,947
		272,502,432
Zambia — 0.3%
Zambia Government International Bond
8.50%, 04/14/24(a)(e)(f)	21,329	15,680,014
8.97%, 07/30/27(a)(e)(f)	26,524	19,229,900
		34,909,914
Total Foreign Government Obligations — 85.8% (Cost: $14,641,514,882)		11,921,544,199
Total Long-Term Investments — 98.2% (Cost: $16,730,796,492)		13,644,523,913
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(j)(k)	56,160,000	$56,160,000
Total Short-Term Securities — 0.4% (Cost: $56,160,000)		56,160,000
Total Investments — 98.6% (Cost: $16,786,956,492)		13,700,683,913
Other Assets Less Liabilities — 1.4%		193,773,627
Net Assets — 100.0%		$13,894,457,540

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Perpetual security with no stated maturity date.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Zero-coupon bond.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$46,700,000	$9,460,000 (a)	$—	$—	$—	$56,160,000	56,160,000	$1,177,636	$—

(a)	Represents net amount purchased (sold).
20
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,722,979,714	$—	$1,722,979,714
Foreign Government Obligations	—	11,921,544,199	—	11,921,544,199
Short-Term Securities
Money Market Funds	56,160,000	—	—	56,160,000
	$56,160,000	$13,644,523,913	$—	$13,700,683,913
See notes to financial statements.
Schedule of Investments
21

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	iShares J.P. Morgan USD Emerging Markets Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$39,861,941	$13,644,523,913
Investments, at value—affiliated(c)	1,035,642	56,160,000
Cash	1,224	1,789
Foreign currency, at value(d)	377	101,152
Receivables:
Investments sold	166,929	31,549,122
Securities lending income—affiliated	454	—
Capital shares sold	—	19,382,954
Dividends— affiliated	1,374	232,028
Interest—unaffiliated	469,737	182,681,111
Total assets	41,537,678	13,934,632,069
LIABILITIES
Collateral on securities loaned, at value	375,642	—
Payables:
Investments purchased	385,945	34,937,963
Capital shares redeemed	—	783,206
Investment advisory fees	6,028	4,453,360
Total liabilities	767,615	40,174,529
Commitments and contingent liabilities
NET ASSETS	$40,770,063	$13,894,457,540
NET ASSETS CONSIST OF
Paid-in capital	$40,193,947	$18,669,802,223
Accumulated earnings (loss)	576,116	(4,775,344,683)
NET ASSETS	$40,770,063	$13,894,457,540
NET ASSET VALUE
Shares outstanding	800,000	159,100,000
Net asset value	$50.96	$87.33
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$39,444,887	$16,730,796,492
(b) Securities loaned, at value	$361,213	$—
(c) Investments, at cost—affiliated	$1,035,642	$56,160,000
(d) Foreign currency, at cost	$383	$100,603
See notes to financial statements.
22
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	iShares J.P. Morgan USD Emerging Markets Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$7,531	$1,177,636
Interest—unaffiliated	1,323,331	390,799,924
Securities lending income—affiliated—net	2,683	—
Total investment income	1,333,545	391,977,560
EXPENSES
Investment advisory	40,486	28,327,647
Interest expense	—	2,522
Total expenses	40,486	28,330,169
Less:
Investment advisory fees waived	(4,177)	—
Total expenses after fees waived	36,309	28,330,169
Net investment income	1,297,236	363,647,391
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	135,113	(71,797,744)
Foreign currency transactions	—	(3)
In-kind redemptions—unaffiliated(a)	—	34,486,583
	135,113	(37,311,164)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	2,339,277	1,086,171,262
Foreign currency translations	3	538
	2,339,280	1,086,171,800
Net realized and unrealized gain	2,474,393	1,048,860,636
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,771,629	$1,412,508,027
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Financial Statements
23

Statements of Changes in Net Assets

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF		iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 02/22/23(a) to 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,297,236	$1,779,911	$363,647,391	$730,623,438
Net realized gain (loss)	135,113	(199,071)	(37,311,164)	(728,941,743)
Net change in unrealized appreciation (depreciation)	2,339,280	(1,922,232)	1,086,171,800	919,992,215
Net increase (decrease) in net assets resulting from operations	3,771,629	(341,392)	1,412,508,027	921,673,910
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,267,508)(c)	(1,586,613)	(361,121,960)(c)	(741,738,699)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	40,193,947	697,713,740	(1,703,746,600)
NET ASSETS
Total increase (decrease) in net assets	2,504,121	38,265,942	1,749,099,807	(1,523,811,389)
Beginning of period	38,265,942	—	12,145,357,733	13,669,169,122
End of period	$40,770,063	$38,265,942	$13,894,457,540	$12,145,357,733

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
24
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 02/22/23(a) to 10/31/23
Net asset value, beginning of period	$47.83	$50.00
Net investment income(b)	1.62	2.22
Net realized and unrealized gain(c)	3.09	(2.41)
Net increase from investment operations	4.71	(0.19)
Distributions from net investment income(d)	(1.58)(e)	(1.98)
Net asset value, end of period	$50.96	$47.83
Total Return(f)
Based on net asset value	9.93%(g)	(0.48)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%(i)
Total expenses after fees waived	0.18%(i)	0.18%(i)
Net investment income	6.41%(i)	6.48%(i)
Supplemental Data
Net assets, end of period (000)	$40,770	$38,266
Portfolio turnover rate(j)	9%	10%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
25

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$80.97	$79.20	$109.65	$109.82	$113.14	$104.57
Net investment income(a)	2.18	4.20	4.17	4.32	4.63	5.25
Net realized and unrealized gain (loss)(b)	6.36	1.79	(30.34)	(0.14)	(3.39)	9.44
Net increase (decrease) from investment operations	8.54	5.99	(26.17)	4.18	1.24	14.69
Distributions from net investment income(c)	(2.18)(d)	(4.22)	(4.28)	(4.35)	(4.56)	(6.12)
Net asset value, end of period	$87.33	$80.97	$79.20	$109.65	$109.82	$113.14
Total Return(e)
Based on net asset value	10.60%(f)	7.46%(g)	(24.42)%	3.80%	1.20%	14.50%
Ratios to Average Net Assets(h)
Total expenses	0.39%(i)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	5.03%(i)	4.95%	4.44%	3.86%	4.22%	4.81%
Supplemental Data
Net assets, end of period (000)	$13,894,458	$12,145,358	$13,669,169	$19,637,828	$17,208,257	$14,482,306
Portfolio turnover rate(j)	7%	13%	8%	7%	10%	11%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
26
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
J.P. Morgan Broad USD Emerging Markets Bond	Non-diversified
J.P. Morgan USD Emerging Markets Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT  VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Notes to Financial Statements
27

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
28
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan Broad USD Emerging Markets Bond
Citigroup Global Markets, Inc.	$101,970	$(101,970)	$—	$—
J.P. Morgan Securities LLC	207,690	(207,690)	—	—
Jefferies LLC	51,553	(51,553)	—	—
	$361,213	$(361,213)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors ("BFA") manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares J.P. Morgan USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.3800
Over $33 billion, up to and including $47 billion	0.3610
Over $47 billion	0.3430
Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2029 in order to limit total annual operating expenses after fee waiver to 0.18% of average daily net assets.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended ended April 30, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
J.P. Morgan Broad USD Emerging Markets Bond	$4,177
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
Notes to Financial Statements
29

Notes to Financial Statements (unaudited) (continued)
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
J.P. Morgan Broad USD Emerging Markets Bond	$566
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
J.P. Morgan Broad USD Emerging Markets Bond	$3,395,477	$3,661,592
J.P. Morgan USD Emerging Markets Bond	1,257,490,872	1,012,058,333
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$4,181,637,369	$3,776,840,914
30
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
J.P. Morgan Broad USD Emerging Markets Bond	$(163,807)
J.P. Morgan USD Emerging Markets Bond	(1,667,746,796)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Broad USD Emerging Markets Bond	$40,530,167	$1,213,025	$(845,609)	$367,416
J.P. Morgan USD Emerging Markets Bond	16,828,801,765	20,033,979	(3,148,151,831)	(3,128,117,852)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements
31

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
J.P. Morgan Broad USD Emerging Markets Bond
Shares sold	—	$—	800,000	$40,193,947
J.P. Morgan USD Emerging Markets Bond
Shares sold	53,200,000	$4,560,219,820	110,100,000	$9,394,461,609
Shares redeemed	(44,100,000)	(3,862,506,080)	(132,700,000)	(11,098,208,209)
	9,100,000	$697,713,740	(22,600,000)	$(1,703,746,600)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
32
2024 iShares Semi-Annual Report to Shareholders

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares J.P. Morgan Broad USD Emerging Markets Bond ETF and iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
Statement Regarding Liquidity Risk Management Program
33

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
34
2024 iShares Semi-Annual Report to Shareholders

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
General Information
35

Glossary of Terms Used in this Report

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
36
2024 iShares Semi-Annual Report to Shareholders

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1014-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares iBonds 2024 Term High Yield and Income ETF | IBHD | Cboe BZX
• iShares iBonds 2025 Term High Yield and Income ETF | IBHE | Cboe BZX
• iShares iBonds 2026 Term High Yield and Income ETF | IBHF | Cboe BZX
• iShares iBonds 2027 Term High Yield and Income ETF | IBHG | Cboe BZX
• iShares iBonds 2028 Term High Yield and Income ETF | IBHH | Cboe BZX
• iShares iBonds 2029 Term High Yield and Income ETF | IBHI | Cboe BZX
• iShares iBonds 2030 Term High Yield and Income ETF | IBHJ | Cboe BZX

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® iBonds® 2024 Term High Yield and Income ETF
Investment Objective
The iShares iBonds 2024 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2024, as represented by the Bloomberg 2024 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.46%	8.41%	4.09%	8.41%	22.12%
Fund Market	3.85	8.15	4.06	8.15	21.98
Index	4.53	8.48	4.38	8.48	23.83
The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,044.60	$1.78	$1,000.00	$1,023.10	$1.76	0.35%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
A	0.3%
Baa	35.8
Ba	31.6
B	15.6
Caa	5.1
Not Rated	4.6
Short-Term and Other Assets	7.0
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
Delta Air Lines Inc., 2.90%, 10/28/24	2.5%
DISH DBS Corp., 5.88%, 11/15/24	2.5
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24	2.5
Intesa Sanpaolo SpA, 5.02%, 06/26/24	2.4
NextEra Energy Operating Partners LP, 4.25%, 07/15/24	2.4

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF
Investment Objective
The iShares iBonds 2025 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2025, as represented by the Bloomberg 2025 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.72%	9.48%	4.53%	9.48%	24.71%
Fund Market	6.35	9.33	4.54	9.33	24.77
Index	6.98	9.78	4.98	9.78	27.41
The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,067.20	$1.80	$1,000.00	$1,023.10	$1.76	0.35%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Baa	3.0%
Ba	41.3
B	39.0
Caa	12.8
Not Rated	1.4
Short-Term and Other Assets	2.5
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25	2.5%
Bausch Health Companies Inc., 5.50%, 11/01/25	2.4
WESCO Distribution Inc., 7.13%, 06/15/25	2.3
OneMain Finance Corp., 6.88%, 03/15/25	2.0
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25	1.9

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
5

Fund Summary as of April 30, 2024
iShares® iBonds® 2026 Term High Yield and Income ETF
Investment Objective
The iShares iBonds 2026 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2026, as represented by the Bloomberg 2026 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.49%	8.28%	3.24%	8.28%	11.71%
Fund Market	6.31	7.80	3.23	7.80	11.68
Index	6.72	8.72	3.61	8.72	13.09
The inception date of the Fund was November 10, 2020. The first day of secondary market trading was November 12, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,064.90	$1.80	$1,000.00	$1,023.10	$1.76	0.35%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Baa	2.7%
Ba	35.0
B	39.9
Caa	17.5
Not Rated	1.7
Short-Term and Other Assets	3.2
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	1.8%
Western Digital Corp., 4.75%, 02/15/26	1.7
DISH DBS Corp., 5.25%, 12/01/26	1.6
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26	1.5
Newell Brands Inc., 5.70%, 04/01/26	1.5

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
6
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF
Investment Objective
The iShares iBonds 2027 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2027, as represented by the Bloomberg 2027 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.54%	7.57%	1.06%	7.57%	3.02%
Fund Market	7.20	7.33	1.08	7.33	3.06
Index	7.50	7.45	1.26	7.45	3.57
The inception date of the Fund was July 7, 2021. The first day of secondary market trading was July 9, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,075.40	$1.81	$1,000.00	$1,023.10	$1.76	0.35%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Baa	0.9%
Ba	36.3
B	43.9
Caa	14.1
Not Rated	1.8
Short-Term and Other Assets	3.0
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
DISH Network Corp., 11.75%, 11/15/27	2.1%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	2.1
Carnival Corp., 5.75%, 03/01/27	1.9
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	1.8
TransDigm Inc., 5.50%, 11/15/27	1.5

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
7

Fund Summary as of April 30, 2024
iShares® iBonds® 2028 Term High Yield and Income ETF
Investment Objective
The iShares iBonds 2028 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2028, as represented by the Bloomberg 2028 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.94%	8.62%	2.49%	8.62%	5.43%
Fund Market	8.54	8.36	2.54	8.36	5.53
Index	9.12	8.96	2.65	8.96	5.77
The inception date of the Fund was March 8, 2022. The first day of secondary market trading was March 10, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,089.40	$1.82	$1,000.00	$1,023.10	$1.76	0.35%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Baa	0.5%
Ba	33.6
B	52.4
Caa	8.6
Not Rated	1.4
Short-Term and Other Assets	3.5
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 10.50%, 02/15/28	1.2%
Tenet Healthcare Corp., 6.13%, 10/01/28	1.1
Venture Global LNG Inc., 8.13%, 06/01/28	1.1
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	1.0
Carnival Corp., 4.00%, 08/01/28	1.0

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
8
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® 2029 Term High Yield and Income ETF
Investment Objective
The iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2029, as represented by the Bloomberg 2029 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	10.38%	9.09%	2.10%	9.09%	4.58%
Fund Market	9.58	8.48	2.02	8.48	4.39
Index	10.42	9.19	2.17	9.19	4.71
The inception date of the Fund was March 8, 2022. The first day of secondary market trading was March 10, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,103.80	$1.83	$1,000.00	$1,023.10	$1.76	0.35%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Baa	0.7%
Ba	35.9
B	44.6
Caa	15.6
Not Rated	1.4
Short-Term and Other Assets	1.8
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
Medline Borrower LP, 3.88%, 04/01/29	1.5%
Cloud Software Group Inc., 6.50%, 03/31/29	1.4
Cloud Software Group Inc., 9.00%, 09/30/29	1.3
Venture Global LNG Inc., 9.50%, 02/01/29	1.2
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	1.1

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
9

Fund Summary as of April 30, 2024
iShares® iBonds® 2030 Term High Yield and Income ETF
Investment Objective
The iShares iBonds 2030 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2030, as represented by the Bloomberg 2030 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	10.14%	8.42%
Fund Market	9.62	8.50
Index	10.11	8.45
The inception date of the Fund was June 21, 2023. The first day of secondary market trading was June 23, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,101.40	$1.83	$1,000.00	$1,023.10	$1.76	0.35%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Baa	0.5%
Ba	44.2
B	43.2
Caa	9.3
Not Rated	1.5
Short-Term and Other Assets	1.3
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
HUB International Ltd., 7.25%, 06/15/30	2.2%
Intelsat Jackson Holdings SA, 6.50%, 03/15/30	1.9
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30	1.8
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30	1.6
DaVita Inc., 4.63%, 06/01/30	1.6

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
10
2024 iShares Semi-Annual Report to Shareholders

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
About Fund Performance/Disclosure of Expenses
11

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® 2024 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$1,010	$999,085
WPP Finance 2010, 3.75%, 09/19/24	1,010	1,000,523
		1,999,608
Aerospace & Defense — 0.5%
Boeing Co. (The), 2.85%, 10/30/24 (Call 07/30/24)	249	244,896
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)(a)	2,120	2,111,128
L3Harris Technologies Inc., 3.95%, 05/28/24(a)	125	124,772
		2,480,796
Agriculture — 0.9%
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	975	964,139
3.22%, 08/15/24 (Call 06/15/24)	3,275	3,247,703
		4,211,842
Airlines — 2.6%
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26(a)	361	356,340
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)(a)	11,527	11,357,621
		11,713,961
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	1,039	1,030,081
4.06%, 11/01/24 (Call 10/01/24)	2,075	2,054,241
General Motors Financial Co. Inc.
1.20%, 10/15/24	1,330	1,302,233
3.50%, 11/07/24 (Call 09/07/24)	1,195	1,179,911
		5,566,466
Banks — 4.3%
Barclays PLC, 4.38%, 09/11/24(a)	585	580,302
BNP Paribas SA, 4.25%, 10/15/24	1,425	1,413,036
Citigroup Inc., 4.00%, 08/05/24(a)	1,020	1,014,294
Comerica Bank, 2.50%, 07/23/24(a)	510	505,484
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	195	194,639
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	135	134,706
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	1,010	997,073
Huntington Bancshares Inc./Ohio, 2.63%, 08/06/24 (Call 07/06/24)	935	926,560
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	11,235	11,206,214
Lloyds Banking Group PLC, 4.50%, 11/04/24	1,235	1,222,595
M&T Bank Corp., 4.00%, 07/15/24 (Call 05/31/24)	345	343,043
NatWest Group PLC, 5.13%, 05/28/24	170	169,781
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)	1,215	1,215,000
		19,922,727
Beverages — 0.1%
Constellation Brands Inc.
3.60%, 05/09/24	100	99,954
4.75%, 11/15/24(a)	420	417,619
		517,573
Biotechnology — 0.1%
Amgen Inc., 3.63%, 05/22/24 (Call 05/16/24)	625	624,240
Building Materials — 0.4%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 05/31/24)(c)	365	363,546
Security	Par (000)	Value
Building Materials (continued)
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 05/31/24)	$305	$304,084
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	370	365,944
Trane Technologies Financing Ltd., 3.55%, 11/01/24 (Call 08/01/24)	570	563,267
		1,596,841
Chemicals — 2.4%
Celanese U.S. Holdings LLC
3.50%, 05/08/24	85	84,959
5.90%, 07/05/24(a)	655	654,633
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	8,584	8,470,847
Nutrien Ltd., 5.90%, 11/07/24	771	771,125
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)(a)	295	291,982
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 05/31/24)	135	134,714
4.05%, 08/08/24(a)	455	452,773
Westlake Corp., 0.88%, 08/15/24 (Call 05/13/24)	305	300,635
		11,161,668
Commercial Services — 2.8%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)	1,170	1,148,282
Global Payments Inc., 1.50%, 11/15/24 (Call 10/15/24)	440	430,112
Grand Canyon University, 4.13%, 10/01/24(a)	10,825	10,616,981
Quanta Services Inc., 0.95%, 10/01/24 (Call 05/31/24)	510	499,351
		12,694,726
Computers — 1.0%
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)	925	921,197
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	615	604,249
Hewlett Packard Enterprise Co., 5.90%, 10/01/24	2,440	2,440,196
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)(a)	530	524,319
		4,489,961
Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 8.50%, 11/15/24 (Call 05/31/24)(b)(d)(e)	448	51,903
Diversified Financial Services — 8.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	3,050	2,985,672
2.88%, 08/14/24 (Call 07/14/24)	430	426,330
Series 3NC1, 1.75%, 10/29/24 (Call 05/31/24)	385	377,232
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	800	787,636
4.25%, 09/15/24 (Call 06/15/24)	580	576,150
Aircastle Ltd., 4.13%, 05/01/24	175	175,000
Ally Financial Inc.
3.88%, 05/21/24(a)	2,225	2,222,383
5.13%, 09/30/24	1,030	1,026,090
Capital One Financial Corp., 3.30%, 10/30/24 (Call 09/30/24)	2,365	2,335,808
CNG Holdings Inc., 14.50%, 06/30/26 (Call 06/30/24)(b)	1,844	1,553,718
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	740	732,476
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 05/31/24), (7.25% PIK)(b)(f)	11,918	11,264,018
12
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2024 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Navient Corp., 5.88%, 10/25/24	$10,402	$10,365,290
ORIX Corp., 3.25%, 12/04/24	1,980	1,948,556
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	670	664,435
Stifel Financial Corp., 4.25%, 07/18/24	615	612,422
Synchrony Financial, 4.25%, 08/15/24 (Call 05/31/24)	1,700	1,691,160
		39,744,376
Electric — 5.5%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)(a)	400	394,990
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	771	757,931
Black Hills Corp., 1.04%, 08/23/24 (Call 05/16/24)	804	791,760
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)	425	420,002
Dominion Energy Inc., 3.07%, 08/15/24(c)	990	980,723
DTE Energy Co.
4.22%, 11/01/24(c)	2,045	2,027,692
Series C, 2.53%, 10/01/24(c)	695	685,262
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	585	577,725
Emera U.S. Finance LP, 0.83%, 06/15/24(a)	120	119,119
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	345	340,473
Eversource Energy
4.20%, 06/27/24	755	752,869
Series L, 2.90%, 10/01/24 (Call 08/01/24)	695	686,127
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)(a)	355	350,234
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	690	680,574
ITC Holdings Corp., 3.65%, 06/15/24 (Call 05/31/24)	201	200,389
NextEra Energy Capital Holdings Inc.
4.20%, 06/20/24	645	643,429
4.26%, 09/01/24	1,485	1,476,352
NextEra Energy Operating Partners LP, 4.25%, 07/15/24 (Call 05/31/24)(b)	11,070	11,033,582
Pacific Gas and Electric Co., 3.40%, 08/15/24 (Call 05/31/24)	410	406,441
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	620	617,737
Southern Co. (The), 4.48%, 08/01/24(a)(c)	1,140	1,133,642
		25,077,053
Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	370	365,541
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	580	574,302
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	780	776,171
TD SYNNEX Corp., 1.25%, 08/09/24 (Call 05/13/24)	920	907,156
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)(a)	545	540,540
		3,163,710
Engineering & Construction — 1.2%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(a)	5,683	5,586,262
Entertainment — 5.0%
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 05/31/24)(a)(b)	10,677	10,600,123
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24 (Call 05/16/24)(a)(b)	1,475	1,458,349
Universal Entertainment Corp., 8.75%, 12/11/24 (Call 05/31/24)(b)(c)	9,968	10,725,390
		22,783,862
Security	Par (000)	Value
Environmental Control — 0.3%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	$1,220	$1,208,187
Food — 0.7%
Conagra Brands Inc., 4.30%, 05/01/24	325	325,000
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	530	525,799
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/31/24)	2,250	2,237,270
		3,088,069
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/31/24)	615	611,592
Health Care - Products — 1.2%
Baxter International Inc., 1.32%, 11/29/24	1,935	1,885,590
GE HealthCare Technologies Inc., 5.55%, 11/15/24	1,355	1,352,700
Revvity Inc., 0.85%, 09/15/24 (Call 05/13/24)	1,025	1,006,335
Stryker Corp., 3.38%, 05/15/24	130	129,880
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24 (Call 05/13/24)	1,145	1,117,681
		5,492,186
Health Care - Services — 1.0%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	1,030	1,017,271
Elevance Health Inc.
3.35%, 12/01/24 (Call 10/01/24)	1,165	1,149,191
3.50%, 08/15/24 (Call 05/31/24)	700	695,526
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	785	777,996
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	425	416,179
3.25%, 09/01/24 (Call 07/01/24)	595	589,634
		4,645,797
Holding Companies - Diversified — 3.2%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/31/24)(a)	735	733,062
Blackstone Private Credit Fund
1.75%, 09/15/24	1,338	1,314,436
2.35%, 11/22/24(a)	770	752,644
FS KKR Capital Corp.
1.65%, 10/12/24(a)	565	553,132
4.63%, 07/15/24 (Call 06/15/24)(a)	310	308,789
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 09/15/24 (Call 06/15/24)(a)	10,557	10,494,324
Main Street Capital Corp., 5.20%, 05/01/24	190	190,000
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	420	414,593
		14,760,980
Home Builders — 2.3%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	685	675,292
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	9,887	9,887,000
		10,562,292
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	260	256,902
Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 05/13/24)	330	325,177
Insurance — 0.5%
Aon Global Ltd., 3.50%, 06/14/24 (Call 05/31/24)	485	483,565
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	485	481,702
CNA Financial Corp., 3.95%, 05/15/24	148	147,895
Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2024 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
First American Financial Corp., 4.60%, 11/15/24	$460	$455,601
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	475	472,096
Willis North America Inc., 3.60%, 05/15/24	320	319,701
		2,360,560
Internet — 0.4%
eBay Inc., 3.45%, 08/01/24 (Call 05/31/24)	965	959,486
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	1,030	1,025,218
		1,984,704
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	545	534,734
Leisure Time — 2.4%
Brunswick Corp., 0.85%, 08/18/24 (Call 05/16/24)(a)	395	388,634
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 05/13/24)(b)	10,768	10,558,367
		10,947,001
Lodging — 6.1%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 05/16/24)	1,078	1,059,414
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)(a)	5,981	5,923,296
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/13/24)(b)	10,925	10,911,701
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 05/13/24)(a)(b)	10,270	10,184,747
		28,079,158
Manufacturing — 2.9%
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	615	605,934
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	270	269,018
3.30%, 11/21/24 (Call 08/21/24)	463	456,747
3.65%, 06/15/24	1,615	1,610,473
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(a)	10,360	10,266,966
		13,209,138
Media — 4.8%
Discovery Communications LLC, 3.90%, 11/15/24 (Call 08/15/24)(a)	670	662,059
DISH DBS Corp., 5.88%, 11/15/24	11,978	11,308,788
Videotron Ltd., 5.38%, 06/15/24 (Call 05/31/24)(b)	10,087	10,068,217
		22,039,064
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	350	347,401
Mining — 0.2%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	920	911,960
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	890	883,007
Oil & Gas — 0.6%
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 05/31/24)(a)	790	787,918
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)	419	417,821
Hess Corp., 3.50%, 07/15/24 (Call 05/31/24)	135	134,305
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	885	876,987
Security	Par (000)	Value
Oil & Gas (continued)
Occidental Petroleum Corp., 2.90%, 08/15/24 (Call 07/15/24)	$560	$555,145
		2,772,176
Packaging & Containers — 2.0%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/31/24)	8,047	7,996,647
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)(a)	405	401,478
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	650	642,777
		9,040,902
Pharmaceuticals — 3.5%
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 05/31/24)	725	723,064
3.73%, 12/15/24 (Call 09/15/24)	1,370	1,351,276
Cardinal Health Inc.
3.08%, 06/15/24 (Call 05/31/24)	670	667,565
3.50%, 11/15/24 (Call 08/15/24)	410	404,327
Cencora Inc., 3.40%, 05/15/24	90	89,921
Cigna Group (The), 3.50%, 06/15/24 (Call 05/16/24)	340	338,919
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	1,300	1,287,621
3.38%, 08/12/24 (Call 05/31/24)	1,020	1,013,437
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)(a)	10,305	10,135,024
		16,011,154
Pipelines — 7.4%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	932	926,389
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)(a)	8,585	8,473,676
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	465	458,215
Series A, 2.50%, 11/15/24 (Call 10/15/24)(a)	935	919,555
Enbridge Inc., 3.50%, 06/10/24 (Call 05/31/24)	440	438,881
Energy Transfer LP, 3.90%, 05/15/24	230	229,804
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/31/24)(a)	7,781	7,724,301
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	150	149,078
4.30%, 05/01/24	110	110,000
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)(a)	760	755,150
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	470	465,015
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)(a)	1,170	1,156,332
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	100	99,961
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 05/31/24)(b)	8,935	8,851,312
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)(a)	1,970	1,927,357
Williams Companies Inc. (The), 4.55%, 06/24/24 (Call 05/31/24)	1,065	1,062,715
		33,747,741
Real Estate Investment Trusts — 3.1%
American Tower Corp., 3.38%, 05/15/24	565	564,351
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 06/07/24)(a)	9,688	9,661,789
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 05/16/24)(a)	150	149,471
Crown Castle Inc., 3.20%, 09/01/24 (Call 07/01/24)	885	877,036
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	1,375	1,350,303
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2024 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 08/01/24)	$469	$465,092
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)(a)	655	644,167
NNN REIT Inc., 3.90%, 06/15/24 (Call 05/16/24)	205	204,167
Ventas Realty LP, 3.75%, 05/01/24	130	130,000
		14,046,376
Retail — 4.5%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)(a)	530	522,715
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	8,664	8,619,020
Dollar General Corp., 4.25%, 09/20/24(a)	1,007	999,882
Lowe's Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	405	400,832
McDonald's Corp., 3.25%, 06/10/24	400	398,784
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	9,885	9,754,562
		20,695,795
Semiconductors — 0.5%
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	965	955,447
Microchip Technology Inc., 0.98%, 09/01/24	1,330	1,307,921
		2,263,368
Software — 2.5%
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	2,500	2,487,165
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	3,160	3,113,071
3.40%, 07/08/24 (Call 05/31/24)	2,495	2,483,243
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)(a)	665	656,349
VMware LLC, 1.00%, 08/15/24 (Call 05/13/24)	2,800	2,760,994
		11,500,822
Telecommunications — 3.8%
Motorola Solutions Inc., 4.00%, 09/01/24(a)	310	307,626
Sprint LLC, 7.13%, 06/15/24	4,445	4,449,904
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	10,941	10,914,592
Verizon Communications Inc., 3.50%, 11/01/24 (Call 08/01/24)	1,735	1,716,644
		17,388,766
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	579	569,947
Transportation — 0.5%
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 05/31/24)(a)	1,480	1,442,130
Security	Par (000)	Value
Transportation (continued)
CSX Corp., 3.40%, 08/01/24 (Call 05/31/24)	$455	$452,565
Ryder System Inc., 2.50%, 09/01/24 (Call 08/01/24)(a)	535	528,725
		2,423,420
Total Long-Term Investments — 93.0% (Cost: $426,861,681)		426,095,951
	Shares
Short-Term Securities
Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(g)(h)(i)	20,002,548	20,008,548
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(g)(h)	26,770,000	26,770,000
Total Short-Term Securities — 10.2% (Cost: $46,772,369)		46,778,548
Total Investments — 103.2% (Cost: $473,634,050)		472,874,499
Liabilities in Excess of Other Assets — (3.2)%		(14,615,463)
Net Assets — 100.0%		$458,259,036

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2024 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,643,229	$—	$(3,634,105)(a)	$4,745	$(5,321)	$20,008,548	20,002,548	$146,555 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,190,000	21,580,000 (a)	—	—	—	26,770,000	26,770,000	649,661	—
				$4,745	$(5,321)	$46,778,548		$796,216	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$426,095,951	$—	$426,095,951
Short-Term Securities
Money Market Funds	46,778,548	—	—	46,778,548
	$46,778,548	$426,095,951	$—	$472,874,499
See notes to financial statements.
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.3%
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	$6,800	$6,551,738
Airlines — 2.7%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	3,971	3,864,791
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 05/13/24)(a)(b)	8,307	6,496,445
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	2,890	2,867,716
		13,228,952
Auto Manufacturers — 1.1%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 05/13/24)(a)	5,410	5,439,488
Auto Parts & Equipment — 3.6%
Clarios Global LP, 6.75%, 05/15/25 (Call 05/31/24)(a)	3,540	3,543,801
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25 (Call 05/16/24)	6,165	6,189,953
ZF North America Capital Inc., 4.75%, 04/29/25(a)	8,433	8,307,285
		18,041,039
Banks — 0.4%
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)(b)	2,100	2,064,076
Chemicals — 1.0%
Avient Corp., 5.75%, 05/15/25 (Call 05/31/24)(a)	5,107	5,082,192
Coal — 0.5%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/31/24)(a)(b)	2,366	2,362,185
Commercial Services — 2.7%
Aptim Corp., 7.75%, 06/15/25 (Call 05/16/24)(a)	4,148	4,105,078
Brink's Co. (The), 5.50%, 07/15/25 (Call 05/31/24)(a)(b)	3,142	3,123,970
Matthews International Corp., 5.25%, 12/01/25 (Call 05/31/24)(a)	2,489	2,438,313
Williams Scotsman Inc., 6.13%, 06/15/25 (Call 05/16/24)(a)	4,043	4,028,989
		13,696,350
Computers — 1.3%
Seagate HDD Cayman, 4.75%, 01/01/25	3,898	3,860,282
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 05/13/24)(a)(b)	2,357	2,346,529
		6,206,811
Distribution & Wholesale — 0.6%
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 05/31/24)(a)(b)	3,011	3,020,659
Diversified Financial Services — 10.8%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	8,093	8,027,065
Enova International Inc., 8.50%, 09/15/25 (Call 05/31/24)(a)(b)	2,817	2,810,677
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 05/31/24)(a)(b)	2,750	2,172,508
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 05/31/24)(a)	4,062	3,853,352
Navient Corp., 6.75%, 06/25/25	4,060	4,050,001
Security	Par (000)	Value
Diversified Financial Services (continued)
OneMain Finance Corp., 6.88%, 03/15/25(b)	$9,945	$10,003,794
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 05/31/24)(a)	5,112	5,050,234
PRA Group Inc., 7.38%, 09/01/25 (Call 05/31/24)(a)	2,471	2,461,936
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/31/24)(a)	2,695	2,595,128
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	4,070	3,936,485
StoneX Group Inc., 8.63%, 06/15/25 (Call 05/31/24)(a)	2,835	2,843,909
United Wholesale Mortgage LLC, 5.50%, 11/15/25 (Call 05/31/24)(a)	6,288	6,191,820
		53,996,909
Electric — 1.8%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	3,392	3,296,052
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/02/24)(a)	3,620	3,620,000
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)(b)	2,072	2,001,709
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	12	11,691
		8,929,452
Electrical Components & Equipment — 2.3%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 05/31/24)(a)	11,503	11,513,375
Electronics — 1.8%
Likewize Corp., 9.75%, 10/15/25 (Call 05/13/24)(a)	3,433	3,469,502
Sensata Technologies BV, 5.00%, 10/01/25(a)	5,497	5,426,758
		8,896,260
Engineering & Construction — 0.7%
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/02/24)(a)(b)	3,672	3,672,000
Entertainment — 5.1%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/02/24)(a)	6,094	6,094,000
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	3,910	3,911,147
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 05/30/24)(c)	8,190	7,983,344
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 05/31/24)(a)(b)	3,002	3,004,779
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/31/24)(a)	4,713	4,715,129
		25,708,399
Environmental Control — 1.9%
GFL Environmental Inc.
3.75%, 08/01/25 (Call 05/31/24)(a)	5,891	5,733,753
4.25%, 06/01/25 (Call 05/31/24)(a)(b)	3,930	3,877,200
		9,610,953
Food — 0.9%
B&G Foods Inc., 5.25%, 04/01/25 (Call 05/31/24)(b)	2,357	2,328,599
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/24)(a)(b)	2,042	2,042,000
		4,370,599
Food Service — 0.9%
Aramark Services Inc., 5.00%, 04/01/25 (Call 05/31/24)(a)	4,718	4,671,341
Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	$5,501	$5,482,128
Health Care - Services — 3.5%
Encompass Health Corp., 5.75%, 09/15/25 (Call 05/31/24)	2,749	2,729,760
Global Medical Response Inc., 6.50%, 10/01/25 (Call 05/31/24)(a)	4,200	3,980,042
ModivCare Inc., 5.88%, 11/15/25 (Call 05/31/24)(a)(b)	4,062	3,963,729
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 05/31/24)(a)	7,003	6,982,106
Radiology Partners Inc., 8.50%, 01/31/29 (Call 05/31/24), (5.00% Cash and 3.50% PIK)(a)(d)	0 (e)	1
		17,655,638
Holding Companies - Diversified — 1.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 05/31/24)	6,000	5,896,744
Home Builders — 0.7%
Empire Communities Corp., 7.00%, 12/15/25 (Call 05/31/24)(a)(b)	3,480	3,507,887
Housewares — 1.9%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 05/31/24)(a)(b)	5,635	5,607,891
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	3,930	3,867,830
		9,475,721
Internet — 2.5%
Gen Digital Inc., 5.00%, 04/15/25 (Call 05/13/24)(a)(b)	8,680	8,578,607
TripAdvisor Inc., 7.00%, 07/15/25 (Call 05/13/24)(a)(b)	3,672	3,673,162
		12,251,769
Leisure Time — 0.4%
Viking Cruises Ltd., 6.25%, 05/15/25 (Call 05/31/24)(a)(b)	1,968	1,962,531
Lodging — 5.3%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/13/24)(a)	3,825	3,806,680
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 05/13/24)(a)	4,067	3,996,336
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)(b)	5,305	5,277,694
6.75%, 05/01/25 (Call 05/01/24)(b)	5,088	5,088,000
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 05/31/24)(a)	2,900	2,866,732
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/31/24)(a)	2,490	2,477,580
Travel & Leisure Co., 6.60%, 10/01/25 (Call 07/01/25)	2,753	2,769,270
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	100	99,840
		26,382,132
Manufacturing — 0.6%
Hillenbrand Inc., 5.75%, 06/15/25 (Call 05/13/24)(b)	3,141	3,123,230
Security	Par (000)	Value
Mining — 0.7%
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 05/13/24)(a)	$3,460	$3,468,160
Office & Business Equipment — 0.6%
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)(b)	3,187	3,098,382
Oil & Gas — 5.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 05/31/24)(a)(b)	2,856	2,852,032
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 05/31/24)(a)	9,307	9,252,513
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(b)	5,412	5,363,372
SM Energy Co., 5.63%, 06/01/25 (Call 05/31/24)	2,741	2,725,996
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)(b)	3,191	3,177,771
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 05/31/24)(a)(b)	2,424	2,405,079
		25,776,763
Oil & Gas Services — 0.8%
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 05/13/24)(a)	3,925	3,956,670
Packaging & Containers — 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 04/30/25 (Call 05/31/24)(a)	5,515	5,463,689
Owens-Brockway Glass Container Inc., 6.38%, 08/15/25(a)(b)	2,355	2,365,676
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	3,141	3,119,822
		10,949,187
Pharmaceuticals — 3.5%
Bausch Health Companies Inc., 5.50%, 11/01/25 (Call 05/31/24)(a)(b)	13,065	12,204,210
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/31/24)(a)(b)	2,362	2,266,651
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 05/31/24)(a)	3,696	3,130,243
		17,601,104
Pipelines — 5.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 05/31/24)(a)	4,715	4,735,038
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	4,072	3,994,910
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	3,141	3,137,269
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 05/21/24)(a)(b)	7,015	6,933,802
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	4,710	4,687,730
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	3,281	3,182,406
		26,671,155
Real Estate Investment Trusts — 8.4%
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 05/16/24)(b)	3,955	3,961,414
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 05/31/24)(a)(b)	3,286	3,267,892
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 05/16/24)(a)(b)	$2,842	$2,792,322
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)(b)	5,110	4,035,523
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 05/31/24)(a)	4,974	4,976,830
Rithm Capital Corp., 6.25%, 10/15/25 (Call 05/31/24)(a)	2,292	2,269,924
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	2,755	2,690,652
7.50%, 09/15/25 (Call 06/15/25)	6,418	6,472,401
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)(b)	4,070	4,022,218
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	3,677	3,594,557
XHR LP, 6.38%, 08/15/25 (Call 05/13/24)(a)	3,930	3,924,146
		42,007,879
Retail — 6.5%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 05/31/24)(a)(b)	3,931	3,917,656
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 05/16/24)(a)(b)	2,073	2,089,064
Bath & Body Works Inc., 9.38%, 07/01/25(a)	2,468	2,558,117
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 05/31/24)(a)	3,461	3,481,309
IRB Holding Corp., 7.00%, 06/15/25 (Call 05/31/24)(a)	6,028	6,031,218
Kohl's Corp., 4.25%, 07/17/25 (Call 04/17/25)(b)	2,910	2,842,860
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 05/13/24)(b)	4,320	4,176,145
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)(b)	4,740	4,615,575
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 05/31/24)(a)(b)	2,877	2,906,797
		32,618,741
Software — 4.2%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 05/31/24)(a)	4,434	4,441,559
PTC Inc., 3.63%, 02/15/25 (Call 05/31/24)(a)	4,070	3,994,452
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/24)(a)	13,752	12,494,185
		20,930,196
Security	Par (000)	Value
Telecommunications — 1.5%
Qwest Corp., 7.25%, 09/15/25(b)	$2,052	$2,031,492
ViaSat Inc., 5.63%, 09/15/25 (Call 05/13/24)(a)	5,639	5,419,924
		7,451,416
Total Long-Term Investments — 97.5% (Cost: $486,252,332)		487,330,211
	Shares
Short-Term Securities
Money Market Funds — 13.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	50,310,051	50,325,144
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	17,250,000	17,250,000
Total Short-Term Securities — 13.5% (Cost: $67,569,869)		67,575,144
Total Investments — 111.0% (Cost: $553,822,201)		554,905,355
Liabilities in Excess of Other Assets — (11.0)%		(54,826,283)
Net Assets — 100.0%		$500,079,072

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Rounds to less than 1,000.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,058,340	$22,271,925 (a)	$—	$(1,421)	$(3,700)	$50,325,144	50,310,051	$151,938 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,620,000	7,630,000 (a)	—	—	—	17,250,000	17,250,000	390,587	—
				$(1,421)	$(3,700)	$67,575,144		$542,525	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$487,330,211	$—	$487,330,211
Short-Term Securities
Money Market Funds	67,575,144	—	—	67,575,144
	$67,575,144	$487,330,211	$—	$554,905,355
See notes to financial statements.
20
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 05/31/24)(a)	$1,120	$1,070,003
Aerospace & Defense — 0.8%
Bombardier Inc., 7.13%, 06/15/26 (Call 05/31/24)(a)	630	636,602
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 05/13/24)(a)	1,340	1,347,175
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)	794	758,680
		2,742,457
Agriculture — 0.6%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 05/13/24)(a)	676	660,710
Vector Group Ltd., 10.50%, 11/01/26 (Call 05/31/24)(a)	1,439	1,448,363
		2,109,073
Airlines — 5.9%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	3,218	3,054,043
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)(b)	856	931,449
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	6,296	6,225,527
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)(b)	2,309	2,359,618
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 05/13/24)(a)(b)	3,239	3,041,878
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	5,398	5,194,985
		20,807,500
Apparel — 1.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)	2,433	2,353,148
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	1,620	1,525,754
		3,878,902
Auto Parts & Equipment — 2.3%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 05/31/24)(a)(b)	2,115	2,034,871
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26 (Call 05/31/24)(a)(b)	2,430	2,427,525
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26 (Call 05/31/24)(b)	2,424	2,348,031
IHO Verwaltungs GmbH, 4.75%, 09/15/26 (Call 05/13/24), (5.50% PIK)(a)(c)	1,335	1,289,499
		8,099,926
Banks — 1.5%
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/16/24)(a)	1,349	1,343,412
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	4,017	3,959,567
		5,302,979
Chemicals — 1.5%
GPD Companies Inc., 10.13%, 04/01/26 (Call 05/31/24)(a)	1,338	1,259,513
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 05/31/24)(a)(b)	948	934,397
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 05/16/24)(a)	1,257	1,116,518
Security	Par (000)	Value
Chemicals (continued)
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 05/31/24)(a)	$2,005	$1,925,781
		5,236,209
Commercial Services — 6.3%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 05/31/24)(a)	1,490	1,459,797
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 05/31/24)(a)(b)	2,540	2,534,987
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 05/31/24)(a)	845	816,956
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	2,697	2,533,392
Cimpress PLC, 7.00%, 06/15/26 (Call 05/16/24)	1,390	1,382,766
CPI CG Inc., 8.63%, 03/15/26 (Call 05/31/24)(a)(b)	728	723,717
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/13/24)(a)	1,075	1,063,736
Hertz Corp. (The), 4.63%, 12/01/26 (Call 05/31/24)(a)	1,321	1,023,813
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 05/31/24)(a)	1,075	1,061,570
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	3,601	3,558,410
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 05/31/24)(a)	1,213	1,167,810
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/01/24)(a)	2,763	2,763,000
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 05/31/24)(a)(b)	2,298	2,228,981
		22,318,935
Computers — 2.7%
Vericast Corp., 11.00%, 09/15/26 (Call 05/31/24)(a)	3,293	3,540,039
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	6,142	5,978,093
		9,518,132
Cosmetics & Personal Care — 0.7%
Coty Inc.
5.00%, 04/15/26 (Call 05/31/24)(a)	1,726	1,692,549
6.50%, 04/15/26 (Call 05/31/24)(a)(b)	822	822,288
		2,514,837
Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 05/31/24)(a)(d)(e)	75	8,968
Diversified Financial Services — 5.0%
Brightsphere Investment Group Inc., 4.80%, 07/27/26	746	717,551
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 05/13/24)(b)	1,065	1,061,573
GGAM Finance Ltd., 7.75%, 05/15/26 (Call 11/15/25)(a)	1,082	1,100,798
goeasy Ltd., 4.38%, 05/01/26 (Call 05/13/24)(a)(b)	839	805,970
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 05/31/24)(a)(b)	814	799,211
LFS Topco LLC, 5.88%, 10/15/26 (Call 05/31/24)(a)(b)	809	749,457
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26 (Call 05/31/24)(a)(b)	1,352	1,315,123
Navient Corp., 6.75%, 06/15/26	1,349	1,346,099
OneMain Finance Corp., 7.13%, 03/15/26	4,270	4,309,605
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 05/31/24)(a)	949	911,654
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 05/31/24)(a)	3,099	2,847,240
Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	$1,345	$1,247,551
World Acceptance Corp., 7.00%, 11/01/26 (Call 05/31/24)(a)	757	703,310
		17,915,142
Electric — 1.7%
Calpine Corp., 5.25%, 06/01/26 (Call 05/31/24)(a)	1,135	1,118,440
NextEra Energy Operating Partners LP, 3.88%, 10/15/26 (Call 07/15/26)(a)(b)	1,321	1,236,175
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/31/24)(a)(b)	962	947,429
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 05/13/24)(a)	2,699	2,633,785
		5,935,829
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 05/31/24)(a)(b)	1,055	652,993
Engineering & Construction — 0.5%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 05/31/24)(a)	972	958,700
INNOVATE Corp., 8.50%, 02/01/26 (Call 05/13/24)(a)	869	650,020
		1,608,720
Entertainment — 4.1%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26 (Call 05/13/24), (12.00% PIK)(a)(b)(c)	3,855	2,805,222
CCM Merger Inc., 6.38%, 05/01/26 (Call 05/31/24)(a)	742	739,254
Cinemark USA Inc., 5.88%, 03/15/26 (Call 05/31/24)(a)	1,090	1,074,554
Empire Resorts Inc., 7.75%, 11/01/26 (Call 05/31/24)(a)	790	734,821
International Game Technology PLC, 4.13%, 04/15/26 (Call 05/31/24)(a)	2,005	1,930,447
Live Nation Entertainment Inc., 5.63%, 03/15/26 (Call 05/31/24)(a)(b)	814	799,523
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 05/30/24)(f)	1,325	1,272,947
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	1,170	1,157,477
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26 (Call 05/31/24)(a)	3,132	2,973,447
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 05/13/24)(a)	940	896,951
		14,384,643
Environmental Control — 0.7%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 05/31/24)(a)(b)	1,309	1,278,582
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 05/31/24)(a)	1,345	1,315,693
		2,594,275
Food — 1.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 05/31/24)(a)(b)	2,006	1,904,098
7.50%, 03/15/26 (Call 05/31/24)(a)	1,621	1,645,584
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/13/24)(a)	1,285	1,216,372
		4,766,054
Forest Products & Paper — 0.2%
Mercer International Inc., 5.50%, 01/15/26 (Call 05/13/24)	805	780,431
Security	Par (000)	Value
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26 (Call 05/20/26)	$1,782	$1,749,510
Health Care - Services — 4.3%
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 05/31/24)(a)(b)	3,008	2,994,718
Heartland Dental LLC/Heartland Dental Finance Corp., 8.50%, 05/01/26 (Call 05/31/24)(a)(b)	832	828,486
IQVIA Inc., 5.00%, 10/15/26 (Call 05/31/24)(a)	2,815	2,753,738
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/24)(a)	3,566	3,549,303
Select Medical Corp., 6.25%, 08/15/26 (Call 05/31/24)(a)(b)	3,307	3,307,527
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 05/31/24)(a)	1,959	1,979,512
		15,413,284
Holding Companies - Diversified — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26 (Call 05/31/24)	3,371	3,279,967
Home Builders — 0.3%
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/31/24)(a)	1,083	1,028,505
Housewares — 1.7%
Newell Brands Inc., 5.70%, 04/01/26 (Call 01/01/26)	5,392	5,312,683
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 05/16/24)	672	654,277
		5,966,960
Insurance — 0.3%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26 (Call 05/31/24)(a)	1,039	1,073,655
Internet — 1.5%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)	1,349	1,269,166
Uber Technologies Inc., 8.00%, 11/01/26 (Call 05/31/24)(a)	4,002	4,042,077
		5,311,243
Iron & Steel — 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 05/31/24)(a)	1,514	1,393,726
Leisure Time — 4.4%
Carnival Corp., 7.63%, 03/01/26 (Call 05/13/24)(a)(b)	3,671	3,693,317
Life Time Inc.
5.75%, 01/15/26 (Call 05/31/24)(a)	2,497	2,469,182
8.00%, 04/15/26 (Call 05/31/24)(a)(b)	1,255	1,256,032
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	3,843	3,763,808
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	1,711	1,644,222
5.50%, 08/31/26 (Call 02/28/26)(a)	2,699	2,648,308
		15,474,869
Lodging — 2.5%
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)(a)	1,380	1,316,599
MGM China Holdings Ltd., 5.88%, 05/15/26 (Call 05/13/24)(a)	2,125	2,087,042
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	1,083	1,042,327
22
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Travel & Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)	$1,726	$1,727,902
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 05/31/24)(a)(b)	2,670	2,591,971
		8,765,841
Machinery — 0.2%
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 05/16/24)(a)(b)	785	787,898
Manufacturing — 1.9%
Enpro Inc., 5.75%, 10/15/26 (Call 05/31/24)	945	933,681
FXI Holdings Inc.
12.25%, 11/15/26 (Call 05/16/24)(a)	1,264	1,252,648
12.25%, 11/15/26 (Call 05/31/24)(a)	2,007	1,996,365
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/24)(a)(b)	1,506	1,506,305
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	1,012	989,901
		6,678,900
Media — 6.6%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 05/31/24)(a)	671	406,192
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26 (Call 05/31/24)(a)	2,025	1,983,972
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 05/31/24)(a)	688	402,079
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	7,418	5,840,253
7.75%, 07/01/26	5,370	3,377,047
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 05/31/24)(a)(b)	737	682,146
Gray Television Inc., 5.88%, 07/15/26 (Call 05/31/24)(a)	1,848	1,780,130
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/16/24)	2,160	1,825,101
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 05/31/24)(a)	2,391	1,826,363
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 05/31/24)(a)	2,695	2,513,638
TEGNA Inc., 4.75%, 03/15/26 (Call 05/31/24)(a)	1,480	1,431,411
Townsquare Media Inc., 6.88%, 02/01/26 (Call 05/31/24)(a)(b)	1,363	1,322,942
		23,391,274
Mining — 1.3%
Constellium SE, 5.88%, 02/15/26 (Call 05/31/24)(a)	635	629,772
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 05/10/24)(f)	1,527	1,478,453
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 05/16/24)(a)	789	795,813
Novelis Corp., 3.25%, 11/15/26 (Call 05/31/24)(a)	2,020	1,888,635
		4,792,673
Oil & Gas — 6.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 05/31/24)(a)	2,014	2,028,623
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 05/31/24)(a)	1,621	1,622,394
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 05/31/24)(a)(b)	1,079	1,069,305
California Resources Corp., 7.13%, 02/01/26 (Call 05/31/24)(a)	1,606	1,616,752
Security	Par (000)	Value
Oil & Gas (continued)
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 05/31/24)(a)	$1,307	$1,293,425
Chord Energy Corp., 6.38%, 06/01/26 (Call 05/31/24)(a)	1,078	1,077,995
Civitas Resources Inc., 5.00%, 10/15/26 (Call 05/31/24)(a)	1,048	1,014,511
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(b)	1,482	1,503,063
Harbour Energy PLC, 5.50%, 10/15/26 (Call 05/31/24)(a)	1,295	1,269,641
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 05/31/24)(a)	1,650	1,667,088
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 05/13/24)(a)	1,084	1,068,822
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 05/31/24)(a)	1,833	1,829,482
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 05/31/24)(a)(b)	1,510	1,495,373
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 05/31/24)(a)(b)	777	766,190
7.75%, 02/15/26 (Call 05/31/24)(a)	775	782,044
Precision Drilling Corp., 7.13%, 01/15/26 (Call 05/16/24)(a)(b)	735	735,453
SM Energy Co., 6.75%, 09/15/26 (Call 05/31/24)	1,128	1,124,991
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 05/31/24)(a)(b)	1,345	1,332,038
W&T Offshore Inc., 11.75%, 02/01/26 (Call 08/01/24)(a)	740	754,838
		24,052,028
Oil & Gas Services — 0.5%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 05/31/24)(a)	1,039	1,043,836
Welltec International ApS, 8.25%, 10/15/26 (Call 05/13/24)(a)	737	752,072
		1,795,908
Packaging & Containers — 3.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26 (Call 05/13/24)(a)(b)	3,260	2,719,369
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)	690	679,560
Berry Global Inc., 4.50%, 02/15/26 (Call 05/31/24)(a)(b)	810	788,853
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	1,082	1,037,225
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 05/31/24)	2,362	2,313,727
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	931	957,420
LABL Inc., 6.75%, 07/15/26 (Call 05/13/24)(a)	1,888	1,863,502
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 05/31/24)(a)	2,810	2,760,231
		13,119,887
Pharmaceuticals — 0.5%
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	1,815	1,755,471
Pipelines — 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 05/16/24)(a)	1,467	1,493,896
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26 (Call 05/31/24)(a)	812	809,889
Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	$1,619	$1,524,234
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	1,347	1,288,889
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 05/15/26 (Call 05/31/24)(b)	916	908,753
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 05/31/24)(a)	2,093	2,069,454
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 05/31/24)(a)	4,049	3,875,686
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 05/31/24)(a)	1,419	1,389,543
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	1,345	1,336,635
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/26 (Call 05/31/24)(a)(g)	2,034	2,075,885
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 05/16/24)	809	774,405
		17,547,269
Real Estate Investment Trusts — 3.8%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26 (Call 05/13/24)(a)(b)	2,514	2,433,061
Diversified Healthcare Trust,0.00% 01/15/26 (Call 05/13/24)(a)(h)	2,536	2,181,479
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)(b)	2,694	2,512,699
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 05/31/24)(b)	1,353	1,238,042
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 05/31/24)(a)	1,348	1,270,373
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	1,160	1,079,635
5.25%, 02/15/26 (Call 08/15/25)	892	857,687
Starwood Property Trust Inc., 3.63%, 07/15/26 (Call 01/15/26)(a)	1,084	1,003,871
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	1,077	977,241
		13,554,088
Retail — 6.5%
Advance Auto Parts Inc., 5.90%, 03/09/26(b)	765	762,998
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 05/31/24)(a)	814	781,261
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/31/24)(a)	1,758	1,731,244
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 05/31/24)(a)	1,755	1,721,039
Guitar Center Inc., 8.50%, 01/15/26 (Call 05/13/24)(a)(b)	1,427	1,259,010
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 05/31/24)(a)	2,217	2,172,905
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 05/31/24)(a)	2,969	2,949,518
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 05/31/24)(a)	1,957	1,939,664
Staples Inc., 7.50%, 04/15/26 (Call 05/31/24)(a)	5,401	5,186,461
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	3,882	3,664,430
White Cap Parent LLC, 8.25%, 03/15/26 (Call 05/31/24), (9.00% PIK)(a)(b)(c)	790	791,223
		22,959,753
Security	Par (000)	Value
Software — 1.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/24)(a)	$1,084	$1,078,080
Boxer Parent Co. Inc., 9.13%, 03/01/26 (Call 05/13/24)(a)	1,091	1,100,232
Camelot Finance SA, 4.50%, 11/01/26 (Call 05/31/24)(a)	1,888	1,798,821
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 05/31/24)(a)(b)	827	783,128
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	1,082	1,063,620
		5,823,881
Telecommunications — 3.9%
CommScope Inc., 6.00%, 03/01/26 (Call 05/31/24)(a)	4,054	3,624,580
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(a)	5,680	5,502,210
Hughes Satellite Systems Corp., 5.25%, 08/01/26	2,019	1,676,538
Iliad Holding SASU, 6.50%, 10/15/26 (Call 05/13/24)(a)	3,170	3,154,129
		13,957,457
Trucking & Leasing — 0.4%
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 05/06/24)(b)	1,426	1,352,366
Total Long-Term Investments — 96.8% (Cost: $343,738,977)		343,272,421
	Shares
Short-Term Securities
Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(i)(j)(k)	34,316,172	34,326,467
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(i)(j)	6,980,000	6,980,000
Total Short-Term Securities — 11.7% (Cost: $41,303,988)		41,306,467
Total Investments — 108.5% (Cost: $385,042,965)		384,578,888
Liabilities in Excess of Other Assets — (8.5)%		(29,991,161)
Net Assets — 100.0%		$354,587,727

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Zero-coupon bond.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
24
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2026 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,440,767	$12,893,338 (a)	$—	$(4,939)	$(2,699)	$34,326,467	34,316,172	$127,905 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,130,000	5,850,000 (a)	—	—	—	6,980,000	6,980,000	195,139	—
				$(4,939)	$(2,699)	$41,306,467		$323,044	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$343,272,421	$—	$343,272,421
Short-Term Securities
Money Market Funds	41,306,467	—	—	41,306,467
	$41,306,467	$343,272,421	$—	$384,578,888
See notes to financial statements.
Schedule of Investments
25

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.4%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 05/31/24)(a)	$787	$729,943
CMG Media Corp., 8.88%, 12/15/27 (Call 05/13/24)(a)	635	352,912
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 05/13/24)(a)	399	380,245
		1,463,100
Aerospace & Defense — 2.7%
Bombardier Inc., 7.88%, 04/15/27 (Call 05/31/24)(a)(b)	907	903,327
Moog Inc., 4.25%, 12/15/27 (Call 05/31/24)(a)	315	294,469
TransDigm Inc., 5.50%, 11/15/27 (Call 05/31/24)	1,671	1,623,250
		2,821,046
Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 05/13/24)(a)	299	289,881
Airlines — 0.6%
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)(b)	341	329,909
VistaJet Malta Finance PLC/Vista Management Holding Inc., 7.88%, 05/01/27 (Call 05/31/24)(a)(b)	319	284,000
		613,909
Apparel — 0.3%
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/24)(a)	294	285,840
Auto Manufacturers — 0.5%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 05/13/24)(a)(b)	270	258,358
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(a)	321	298,519
		556,877
Auto Parts & Equipment — 2.5%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 05/31/24)	311	307,025
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27 (Call 05/31/24)(a)(b)	1,223	1,224,553
Cooper-Standard Automotive Inc., 10.63%, 05/15/27 (Call 01/31/25), (10.63% PIK)(a)(c)	248	187,186
Dana Inc., 5.38%, 11/15/27 (Call 05/13/24)	231	223,350
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27 (Call 12/15/26)	429	411,817
IHO Verwaltungs GmbH, 6.00%, 05/15/27 (Call 05/13/24), (6.75% PIK)(a)(c)	294	288,801
		2,642,732
Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27 (Call 05/31/24)(a)	322	309,901
Building Materials — 1.3%
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 05/31/24)(a)	415	418,062
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 05/31/24)(a)	241	228,728
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 05/31/24)(a)	515	495,813
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27 (Call 05/13/24)(a)	190	189,858
		1,332,461
Security	Par (000)	Value
Chemicals — 2.6%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 05/31/24)(a)	$350	$362,803
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 05/31/24)(a)(b)	316	302,933
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	296	279,944
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	186	177,226
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	432	415,333
Olin Corp., 5.13%, 09/15/27 (Call 05/31/24)	319	308,086
Olympus Water U.S. Holding Corp., 7.13%, 10/01/27 (Call 10/01/24)(a)	215	217,613
SNF Group SACA, 3.13%, 03/15/27 (Call 05/31/24)(a)	234	215,470
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 05/31/24)(a)	464	440,667
		2,720,075
Commercial Services — 6.7%
Albion Financing 2 SARL, 8.75%, 04/15/27 (Call 05/31/24)(a)	294	296,334
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27 (Call 05/31/24)(a)	656	653,549
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 05/31/24)(a)	306	287,526
APX Group Inc., 6.75%, 02/15/27 (Call 05/31/24)(a)	381	378,817
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27 (Call 05/13/24)(a)(b)	233	221,432
5.75%, 07/15/27 (Call 05/31/24)(a)	224	211,669
Brink's Co. (The), 4.63%, 10/15/27 (Call 05/31/24)(a)	361	338,629
CoreCivic Inc., 4.75%, 10/15/27 (Call 07/15/27)	163	151,960
Garda World Security Corp.
4.63%, 02/15/27 (Call 05/31/24)(a)	348	331,082
9.50%, 11/01/27 (Call 05/31/24)(a)	372	370,239
Herc Holdings Inc., 5.50%, 07/15/27 (Call 05/31/24)(a)(b)	759	737,230
Korn Ferry, 4.63%, 12/15/27 (Call 05/31/24)(a)	250	237,238
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27 (Call 08/31/26)(a)	618	562,881
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)	570	503,737
11.25%, 12/15/27 (Call 06/15/25)(a)	348	325,007
Service Corp. International/U.S., 4.63%, 12/15/27 (Call 05/31/24)	325	308,722
Sotheby's, 7.38%, 10/15/27 (Call 05/13/24)(a)	472	440,307
United Rentals North America Inc.
3.88%, 11/15/27 (Call 05/13/24)	445	415,457
5.50%, 05/15/27 (Call 05/31/24)	319	314,579
		7,086,395
Computers — 0.8%
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 05/31/24)(a)	335	334,444
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)(b)	300	290,032
Unisys Corp., 6.88%, 11/01/27 (Call 05/31/24)(a)	303	263,137
		887,613
Distribution & Wholesale — 0.4%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/31/24)(a)	405	394,874
Diversified Financial Services — 2.9%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	316	325,482
26
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 05/31/24)(a)	$269	$258,819
GGAM Finance Ltd., 8.00%, 02/15/27 (Call 08/15/26)(a)	430	441,588
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 05/31/24)(a)	382	374,484
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)(b)	443	418,072
OneMain Finance Corp., 3.50%, 01/15/27 (Call 05/31/24)	470	432,947
Osaic Holdings Inc., 10.75%, 08/01/27 (Call 05/31/24)(a)(b)	240	248,464
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 05/31/24)(a)	248	232,340
United Wholesale Mortgage LLC, 5.75%, 06/15/27 (Call 06/15/24)(a)	316	303,465
		3,035,661
Electric — 2.0%
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(a)	344	320,569
NRG Energy Inc., 6.63%, 01/15/27 (Call 05/16/24)	236	235,619
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 05/13/24)(a)	815	775,623
5.63%, 02/15/27 (Call 05/13/24)(a)	819	796,775
		2,128,586
Electrical Components & Equipment — 0.2%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)	191	178,844
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	617	599,287
Entertainment — 5.4%
Affinity Interactive, 6.88%, 12/15/27 (Call 05/31/24)(a)	343	307,477
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 05/13/24)(a)(b)	1,010	1,024,764
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 05/31/24)(b)	311	302,239
Churchill Downs Inc., 5.50%, 04/01/27 (Call 05/31/24)(a)	372	361,943
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)	458	457,314
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 05/31/24)(a)(b)	600	565,738
6.50%, 05/15/27 (Call 05/31/24)(a)	759	760,406
Melco Resorts Finance Ltd., 5.63%, 07/17/27 (Call 05/30/24)(d)	362	341,573
Mohegan Tribal Gaming Authority, 13.25%, 12/15/27 (Call 05/16/24)(a)	320	351,682
Motion Bondco DAC, 6.63%, 11/15/27 (Call 05/31/24)(a)(b)	248	239,108
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	251	258,621
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 05/31/24)(a)(b)	241	229,581
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 05/31/24)(a)	306	295,431
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 05/31/24)(a)	229	215,884
		5,711,761
Security	Par (000)	Value
Environmental Control — 0.6%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 05/31/24)(a)	$330	$317,947
Enviri Corp., 5.75%, 07/31/27 (Call 05/31/24)(a)	292	273,329
		591,276
Food — 1.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27 (Call 05/31/24)(a)	851	813,027
B&G Foods Inc., 5.25%, 09/15/27 (Call 05/31/24)(b)	346	319,564
Performance Food Group Inc., 5.50%, 10/15/27 (Call 05/31/24)(a)	669	647,711
		1,780,302
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	325	315,607
Health Care - Products — 0.3%
Teleflex Inc., 4.63%, 11/15/27 (Call 05/16/24)	314	298,293
Health Care - Services — 4.5%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 05/31/24)(a)	316	309,240
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 05/16/24)(a)	1,201	1,100,098
8.00%, 12/15/27 (Call 05/16/24)(a)	437	427,186
IQVIA Inc., 5.00%, 05/15/27 (Call 05/31/24)(a)	690	666,117
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 05/31/24)(a)(b)	362	339,430
Tenet Healthcare Corp.
5.13%, 11/01/27 (Call 05/16/24)	941	910,607
6.25%, 02/01/27 (Call 05/16/24)	944	941,128
		4,693,806
Holding Companies - Diversified — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27 (Call 11/15/26)	915	840,345
Home Builders — 1.8%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 05/16/24)(b)	225	218,306
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 05/31/24)(a)	381	365,942
Century Communities Inc., 6.75%, 06/01/27 (Call 05/31/24)	311	311,682
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	203	207,782
Mattamy Group Corp., 5.25%, 12/15/27 (Call 05/31/24)(a)	316	302,763
Taylor Morrison Communities Inc., 5.88%, 06/15/27 (Call 03/15/27)(a)	321	316,384
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	185	178,271
		1,901,130
Housewares — 0.3%
Newell Brands Inc., 6.38%, 09/15/27 (Call 06/15/27)(b)	310	304,186
Insurance — 1.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 05/31/24)(a)	455	424,503
6.75%, 10/15/27 (Call 05/31/24)(a)	844	828,474
Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/24)(a)(b)	$292	$292,083
		1,545,060
Internet — 3.9%
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 05/13/24)(a)	284	250,326
Cogent Communications Group Inc., 7.00%, 06/15/27 (Call 06/15/24)(a)	279	275,437
Gen Digital Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)	568	570,132
Getty Images Inc., 9.75%, 03/01/27 (Call 05/16/24)(a)(b)	190	190,177
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 05/31/24)(a)	376	363,151
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 05/13/24)(a)	310	276,986
Match Group Holdings II LLC, 5.00%, 12/15/27 (Call 05/31/24)(a)	279	264,973
Rakuten Group Inc., 11.25%, 02/15/27(a)	1,135	1,180,669
Uber Technologies Inc., 7.50%, 09/15/27 (Call 05/21/24)(a)	752	765,654
		4,137,505
Iron & Steel — 1.3%
ATI Inc., 5.88%, 12/01/27 (Call 05/31/24)(b)	210	206,116
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 05/31/24)	345	341,101
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	389	393,620
8.13%, 05/01/27 (Call 05/31/24)(a)	427	430,716
		1,371,553
Leisure Time — 3.9%
Carnival Corp., 5.75%, 03/01/27 (Call 12/01/26)(a)	2,048	1,996,769
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 05/31/24)(a)(b)	245	242,848
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 05/13/24)(a)	633	618,188
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (Call 10/15/26)(a)	633	615,932
7.50%, 10/15/27(b)	183	190,904
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 05/31/24)(a)	500	484,626
		4,149,267
Lodging — 3.0%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 05/13/24)(b)	610	578,791
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/24)	376	365,557
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 05/13/24)(a)	450	424,157
MGM Resorts International, 5.50%, 04/15/27 (Call 01/15/27)	411	400,725
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 05/31/24)(a)	209	206,890
Travel & Leisure Co., 6.00%, 04/01/27 (Call 01/01/27)	241	237,947
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	564	547,043
Wynn Macau Ltd., 5.50%, 10/01/27 (Call 05/31/24)(a)(b)	470	442,758
		3,203,868
Machinery — 0.9%
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 05/31/24)(a)	984	941,143
Security	Par (000)	Value
Manufacturing — 0.2%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 05/31/24)(a)	$246	$239,175
Media — 12.1%
Altice Financing SA, 9.63%, 07/15/27 (Call 07/15/25)(a)	215	202,419
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27 (Call 05/31/24)(a)(b)	2,048	1,920,638
CSC Holdings LLC, 5.50%, 04/15/27 (Call 05/31/24)(a)	805	659,884
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(a)	2,325	2,165,749
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	2,205	2,223,820
Gray Television Inc., 7.00%, 05/15/27 (Call 05/13/24)(a)(b)	470	428,094
iHeartCommunications Inc., 5.25%, 08/15/27 (Call 05/16/24)(a)(b)	470	344,326
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 05/31/24)(a)	713	659,712
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 05/16/24)(a)	219	209,280
Nexstar Media Inc., 5.63%, 07/15/27 (Call 05/13/24)(a)	1,075	1,010,757
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 05/31/24)(a)(b)	265	209,228
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 05/16/24)(a)(b)	182	163,670
Sirius XM Radio Inc., 5.00%, 08/01/27 (Call 05/31/24)(a)	941	888,755
Univision Communications Inc., 6.63%, 06/01/27 (Call 05/13/24)(a)	944	911,655
Videotron Ltd., 5.13%, 04/15/27 (Call 05/31/24)(a)	376	364,161
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 05/31/24)(a)(b)	406	399,196
		12,761,344
Metal Fabricate & Hardware — 0.4%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 05/16/24)(a)	220	213,107
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 05/31/24)(b)	211	200,522
		413,629
Mining — 1.3%
Alcoa Nederland Holding BV, 5.50%, 12/15/27 (Call 05/31/24)(a)	470	462,185
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 05/13/24)(a)(b)	316	296,861
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	371	349,813
New Gold Inc., 7.50%, 07/15/27 (Call 05/31/24)(a)	261	259,289
		1,368,148
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 05/13/24)(a)	241	217,043
Oil & Gas — 3.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27 (Call 11/01/26)(a)	215	269,303
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27 (Call 05/31/24)(a)(b)	210	200,670
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(a)	187	190,197
28
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
MEG Energy Corp., 7.13%, 02/01/27 (Call 05/31/24)(a)	$110	$110,979
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/31/24)(a)	279	285,312
Murphy Oil Corp., 5.88%, 12/01/27 (Call 05/16/24)	265	262,210
Nabors Industries Inc., 7.38%, 05/15/27 (Call 05/31/24)(a)	424	420,174
Parkland Corp., 5.88%, 07/15/27 (Call 05/31/24)(a)	336	328,328
Permian Resources Operating LLC, 8.00%, 04/15/27 (Call 05/31/24)(a)	350	359,687
SM Energy Co., 6.63%, 01/15/27 (Call 05/31/24)	260	259,657
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 05/31/24)	376	371,846
Transocean Inc., 8.00%, 02/01/27 (Call 05/13/24)(a)(b)	329	330,225
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/31/24)(a)	246	245,612
Viper Energy Inc., 5.38%, 11/01/27 (Call 05/16/24)(a)	256	249,756
		3,883,956
Oil & Gas Services — 1.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 05/31/24)(a)	319	318,397
CGG SA, 8.75%, 04/01/27 (Call 05/31/24)(a)	311	288,880
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	396	405,578
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 05/31/24)	475	473,909
		1,486,764
Packaging & Containers — 3.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(a)	362	351,252
Berry Global Inc., 5.63%, 07/15/27 (Call 05/31/24)(a)	316	308,349
Graphic Packaging International LLC, 4.75%, 07/15/27 (Call 04/15/27)(a)(b)	196	187,839
LABL Inc., 10.50%, 07/15/27 (Call 05/13/24)(a)	436	428,417
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (Call 10/15/24)(a)	845	829,336
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/31/24)(a)	377	376,694
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27 (Call 05/31/24)(a)(b)	618	574,232
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(a)	260	240,436
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Call 05/13/24)(a)	432	427,977
		3,724,532
Pharmaceuticals — 0.4%
Bausch Health Companies Inc., 6.13%, 02/01/27 (Call 05/31/24)(a)(b)	625	458,354
Pipelines — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 05/16/24)(a)	409	401,888
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	236	219,637
EQM Midstream Partners LP
6.50%, 07/01/27 (Call 01/01/27)(a)	558	559,700
7.50%, 06/01/27 (Call 06/01/24)(a)	310	315,626
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)	381	398,553
Security	Par (000)	Value
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 05/31/24)	$595	$601,732
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 05/16/24)	251	249,177
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 05/31/24)(a)	251	247,944
NuStar Logistics LP, 5.63%, 04/28/27 (Call 01/28/27)	340	332,864
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27 (Call 05/31/24)(a)	277	270,065
		3,597,186
Real Estate — 0.5%
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(a)	475	487,345
Real Estate Investment Trusts — 4.9%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	233	208,861
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	290	259,583
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (Call 05/31/24)(a)	470	420,537
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	321	273,160
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)(b)	256	226,121
Iron Mountain Inc., 4.88%, 09/15/27 (Call 05/13/24)(a)	603	575,254
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 05/31/24)(a)	410	379,901
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 05/31/24)(b)	886	726,301
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 05/31/24)	424	402,645
SBA Communications Corp., 3.88%, 02/15/27 (Call 05/13/24)	944	886,804
Service Properties Trust
4.95%, 02/15/27 (Call 08/15/26)(b)	248	228,414
5.50%, 12/15/27 (Call 09/15/27)	272	257,231
Starwood Property Trust Inc., 4.38%, 01/15/27 (Call 07/15/26)(a)(b)	301	279,100
		5,123,912
Retail — 3.1%
Academy Ltd., 6.00%, 11/15/27 (Call 05/13/24)(a)	271	264,789
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	214	183,649
Bath & Body Works Inc., 6.69%, 01/15/27	180	181,263
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 05/31/24), (7.75% PIK)(a)(b)(c)	253	246,012
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 05/31/24)(a)	475	458,975
Lithia Motors Inc., 4.63%, 12/15/27 (Call 05/31/24)(a)	246	232,056
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/31/24)	191	188,705
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)	204	193,394
Patrick Industries Inc., 7.50%, 10/15/27 (Call 05/31/24)(a)(b)	175	175,953
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	358	311,418
Staples Inc., 10.75%, 04/15/27 (Call 05/31/24)(a)	630	577,192
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 05/31/24)	223	219,854
		3,233,260
Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 05/31/24)(a)	$327	$326,288
Software — 1.4%
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/24)(a)	1,241	1,207,541
West Technology Group LLC, 8.50%, 04/10/27 (Call 05/31/24)(a)	282	241,113
		1,448,654
Telecommunications — 3.0%
Altice France SA/France, 8.13%, 02/01/27 (Call 05/13/24)(a)	1,103	830,070
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 05/31/24)(a)	720	691,061
Level 3 Financing Inc.
4.88%, 06/15/29 (Call 03/22/26)(a)	280	177,176
10.50%, 04/15/29 (Call 03/22/27)(a)	210	210,412
Lumen Technologies Inc.
4.13%, 04/15/29 (Call 05/31/24)(a)	149	95,581
4.13%, 04/15/30 (Call 05/31/24)(a)	149	91,853
ViaSat Inc., 5.63%, 04/15/27 (Call 05/13/24)(a)	386	353,717
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 05/31/24)(a)(b)	935	744,820
		3,194,690
Transportation — 0.6%
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(a)	230	233,583
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 05/31/24)(a)	357	352,564
		586,147
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 05/13/24)(a)	256	264,602
Total Long-Term Investments — 97.0% (Cost: $102,063,639)		101,947,213
Security	Shares	Value
Short-Term Securities
Money Market Funds — 12.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	12,792,181	$12,796,018
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	810,000	810,000
Total Short-Term Securities — 12.9% (Cost: $13,605,224)		13,606,018
Total Investments — 109.9% (Cost: $115,668,863)		115,553,231
Liabilities in Excess of Other Assets — (9.9)%		(10,430,140)
Net Assets — 100.0%		$105,123,091

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,082,698	$7,715,468 (a)	$—	$(1,043)	$(1,105)	$12,796,018	12,792,181	$23,404 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	490,000	320,000 (a)	—	—	—	810,000	810,000	27,159	—
				$(1,043)	$(1,105)	$13,606,018		$50,563	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$101,947,213	$—	$101,947,213
Short-Term Securities
Money Market Funds	13,606,018	—	—	13,606,018
	$13,606,018	$101,947,213	$—	$115,553,231
See notes to financial statements.
Schedule of Investments
31

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® 2028 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 05/13/24)(a)	$261	$242,806
Clear Channel Outdoor Holdings Inc.
7.75%, 04/15/28 (Call 05/31/24)(a)	339	287,326
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	254	261,307
Lamar Media Corp., 3.75%, 02/15/28 (Call 05/16/24)	197	181,913
		973,352
Aerospace & Defense — 2.1%
Bombardier Inc., 6.00%, 02/15/28 (Call 05/31/24)(a)	254	247,477
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	235	216,393
TransDigm Inc., 6.75%, 08/15/28 (Call 02/15/25)(a)	715	717,961
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(a)	368	380,995
		1,562,826
Airlines — 0.7%
American Airlines Inc., 7.25%, 02/15/28 (Call 02/15/25)(a)	251	252,030
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	129	123,394
VistaJet Malta Finance PLC/Vista Management Holding Inc., 9.50%, 06/01/28 (Call 06/01/25)(a)	172	153,784
		529,208
Auto Manufacturers — 0.7%
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28 (Call 05/31/24)(a)	187	180,749
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 05/31/24)(a)	195	197,584
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	140	125,905
		504,238
Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd., 7.00%, 04/15/28 (Call 04/15/25)(a)	164	166,146
American Axle & Manufacturing Inc., 6.88%, 07/01/28 (Call 05/13/24)	126	125,232
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 05/15/28 (Call 05/15/25)(a)	251	251,902
Dana Inc., 5.63%, 06/15/28 (Call 05/13/24)(b)	135	130,165
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	645	604,183
Titan International Inc., 7.00%, 04/30/28 (Call 05/16/24)	126	121,799
ZF North America Capital Inc., 6.88%, 04/14/28 (Call 03/14/28)(a)	195	196,411
		1,595,838
Banks — 0.4%
Freedom Mortgage Corp., 12.00%, 10/01/28 (Call 10/01/25)(a)	268	287,613
Building Materials — 2.9%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (Call 10/15/25)(a)(b)	182	191,653
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)	245	241,143
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 05/31/24)(a)	172	154,993
Griffon Corp., 5.75%, 03/01/28 (Call 05/31/24)	332	319,693
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 05/31/24)(a)	135	129,705
Masonite International Corp., 5.38%, 02/01/28 (Call 05/31/24)(a)	150	150,118
Security	Par (000)	Value
Building Materials (continued)
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	$198	$185,993
9.75%, 07/15/28 (Call 05/31/24)(a)	84	85,901
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28 (Call 05/31/24)(a)	367	355,139
Standard Industries Inc./NJ, 4.75%, 01/15/28 (Call 05/31/24)(a)	335	315,493
		2,129,831
Chemicals — 4.1%
ASP Unifrax Holdings Inc., 5.25%, 09/30/28 (Call 09/30/24)(a)	260	165,023
Chemours Co. (The), 5.75%, 11/15/28 (Call 05/13/24)(a)	263	241,543
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(a)	175	147,986
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	188	175,167
Element Solutions Inc., 3.88%, 09/01/28 (Call 05/31/24)(a)	260	234,289
HB Fuller Co., 4.25%, 10/15/28 (Call 05/31/24)	104	96,033
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/31/24)(a)	118	102,643
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 05/31/24)(a)	156	152,544
INEOS Finance PLC, 6.75%, 05/15/28 (Call 02/15/25)(a)	145	142,520
Ingevity Corp., 3.88%, 11/01/28 (Call 05/31/24)(a)	183	163,037
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 05/31/24)(a)	92	79,505
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 05/13/24)(a)	135	128,607
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	275	247,768
9.75%, 11/15/28 (Call 06/01/25)(a)	575	610,653
SCIH Salt Holdings Inc., 4.88%, 05/01/28 (Call 05/31/24)(a)(b)	363	337,501
		3,024,819
Commercial Services — 4.0%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 05/31/24)(a)	141	134,132
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28 (Call 06/01/24)(a)	675	606,262
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%, 04/01/28 (Call 05/13/24)(a)(b)	162	143,325
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/31/24)(a)(b)	247	213,577
Garda World Security Corp., 7.75%, 02/15/28 (Call 02/15/25)(a)	135	136,490
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)(b)	137	122,824
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	363	296,024
5.75%, 11/01/28 (Call 05/31/24)(a)(b)	333	244,912
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 05/31/24)(a)(b)	435	425,186
United Rentals North America Inc., 4.88%, 01/15/28 (Call 05/13/24)	563	539,588
Williams Scotsman Inc., 4.63%, 08/15/28 (Call 05/31/24)(a)	169	156,136
		3,018,456
Computers — 1.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/31/24)(a)	130	118,146
32
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2028 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
ASGN Inc., 4.63%, 05/15/28 (Call 05/31/24)(a)	$188	$175,568
KBR Inc., 4.75%, 09/30/28 (Call 05/13/24)(a)	85	79,309
NCR Voyix Corp., 5.00%, 10/01/28 (Call 05/31/24)(a)	218	200,630
Presidio Holdings Inc., 8.25%, 02/01/28 (Call 05/31/24)(a)	183	185,013
Science Applications International Corp., 4.88%, 04/01/28 (Call 05/31/24)(a)	126	118,933
Virtusa Corp., 7.13%, 12/15/28 (Call 05/31/24)(a)	119	106,952
		984,551
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 05/31/24)(a)	244	235,661
Distribution & Wholesale — 1.2%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 05/31/24)(a)	225	207,110
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 05/31/24)(a)	169	166,182
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 05/31/24)(a)	413	365,487
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(a)	185	186,878
		925,657
Diversified Financial Services — 4.5%
AG Issuer LLC, 6.25%, 03/01/28 (Call 05/31/24)(a)	169	163,583
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 05/31/24)(a)	140	134,780
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	343	287,796
Credit Acceptance Corp., 9.25%, 12/15/28 (Call 12/15/25)(a)	204	216,267
Enova International Inc., 11.25%, 12/15/28 (Call 12/15/25)(a)	140	148,754
GGAM Finance Ltd., 8.00%, 06/15/28 (Call 12/15/27)(a)	202	208,021
goeasy Ltd., 9.25%, 12/01/28 (Call 12/01/25)(a)(b)	185	195,636
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)	135	102,655
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	338	304,127
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 05/13/24)(a)	170	128,780
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28 (Call 05/01/25)(a)	167	175,571
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/16/24)(a)	338	305,970
Nationstar Mortgage Holdings Inc., 5.50%, 08/15/28 (Call 05/31/24)(a)	282	265,230
Navient Corp., 4.88%, 03/15/28 (Call 06/15/27)	169	152,851
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	207	182,273
6.63%, 01/15/28 (Call 07/15/27)	247	246,339
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	129	125,995
		3,344,628
Electric — 3.0%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	135	121,306
Calpine Corp.
4.50%, 02/15/28 (Call 05/31/24)(a)	420	392,351
5.13%, 03/15/28 (Call 05/31/24)(a)	477	452,065
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 05/13/24)(a)	292	275,341
Security	Par (000)	Value
Electric (continued)
NRG Energy Inc., 5.75%, 01/15/28 (Call 05/16/24)	$280	$275,334
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 05/31/24)(a)	230	205,727
PG&E Corp., 5.00%, 07/01/28 (Call 05/13/24)(b)	329	313,615
Pike Corp., 5.50%, 09/01/28 (Call 05/31/24)(a)	245	232,393
		2,268,132
Electrical Components & Equipment — 0.9%
Energizer Holdings Inc., 4.75%, 06/15/28 (Call 05/31/24)(a)	198	180,423
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 05/31/24)(a)	445	452,586
		633,009
Electronics — 0.5%
EquipmentShare.com Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)	350	359,297
Energy - Alternate Sources — 0.4%
Sunnova Energy Corp., 11.75%, 10/01/28 (Call 04/01/28)(a)(b)	137	83,543
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	234	218,971
		302,514
Engineering & Construction — 0.6%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(b)	205	191,146
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)	105	105,106
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 05/31/24)(a)	126	115,274
		411,526
Entertainment — 1.6%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 05/16/24)	100	99,803
Churchill Downs Inc., 4.75%, 01/15/28 (Call 05/31/24)(a)	234	220,964
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)	258	239,743
Light & Wonder International Inc., 7.00%, 05/15/28 (Call 05/16/24)(a)	240	240,939
Live Nation Entertainment Inc., 3.75%, 01/15/28 (Call 05/31/24)(a)	172	156,544
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (Call 05/31/24)(a)	287	266,759
		1,224,752
Environmental Control — 0.9%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	259	232,375
4.00%, 08/01/28 (Call 05/13/24)(a)	251	227,836
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(a)	235	217,959
		678,170
Food — 2.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/28 (Call 05/31/24)(a)	255	249,747
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	255	254,735
B&G Foods Inc., 8.00%, 09/15/28 (Call 09/15/25)(a)(b)	184	190,534
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 05/31/24)(a)	135	103,275
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 05/31/24)(a)	145	134,347
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(a)	159	151,839
Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2028 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Post Holdings Inc., 5.63%, 01/15/28 (Call 05/16/24)(a)	$315	$305,728
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 05/16/24)	165	145,566
U.S. Foods Inc., 6.88%, 09/15/28 (Call 09/15/25)(a)	167	168,714
United Natural Foods Inc., 6.75%, 10/15/28 (Call 05/31/24)(a)(b)	170	130,509
		1,834,994
Food Service — 0.7%
Aramark Services Inc., 5.00%, 02/01/28 (Call 05/31/24)(a)	384	364,981
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/31/24)(a)	134	126,964
		491,945
Forest Products & Paper — 0.4%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28 (Call 05/31/24)(a)	95	87,508
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	217	189,457
		276,965
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28 (Call 06/01/25)(a)	165	171,571
Hand & Machine Tools — 0.2%
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28 (Call 06/15/25)(a)(b)	132	145,730
Health Care - Products — 1.7%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 05/31/24)(a)	527	489,737
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)	476	491,298
Hologic Inc., 4.63%, 02/01/28 (Call 05/31/24)(a)	139	131,929
Teleflex Inc., 4.25%, 06/01/28 (Call 05/31/24)(a)	172	159,225
		1,272,189
Health Care - Services — 2.9%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28 (Call 05/31/24)(a)	152	146,422
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/16/24)(a)	160	149,201
Encompass Health Corp., 4.50%, 02/01/28 (Call 05/31/24)	271	254,131
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(a)	235	248,644
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 05/31/24)(a)	260	241,198
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 05/16/24)	214	201,473
6.13%, 10/01/28 (Call 05/31/24)(b)	845	835,189
Toledo Hospital (The), Series B, 5.33%, 11/15/28	111	104,232
		2,180,490
Holding Companies - Diversified — 0.2%
Benteler International AG, Class A, 10.50%, 05/15/28 (Call 05/15/25)(a)	160	170,345
Home Builders — 1.7%
Adams Homes Inc., 9.25%, 10/15/28 (Call 10/15/25)(a)	90	92,942
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28 (Call 05/31/24)(a)(b)	80	79,809
Dream Finders Homes Inc., 8.25%, 08/15/28 (Call 08/15/25)(a)	95	97,855
Forestar Group Inc., 5.00%, 03/01/28 (Call 05/31/24)(a)	105	99,710
Installed Building Products Inc., 5.75%, 02/01/28 (Call 05/16/24)(a)	110	106,694
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)	140	145,772
Security	Par (000)	Value
Home Builders (continued)
M/I Homes Inc., 4.95%, 02/01/28 (Call 05/16/24)	$135	$127,859
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 05/31/24)	157	147,347
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	149	145,111
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	120	115,930
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 05/31/24)(a)	104	101,881
		1,260,910
Household Products & Wares — 0.1%
Central Garden & Pet Co., 5.13%, 02/01/28 (Call 05/31/24)	105	100,689
Insurance — 0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/28 (Call 04/15/25)(a)	425	424,691
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/31/24)(a)	185	177,138
		601,829
Internet — 2.1%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/31/24)(a)	110	99,889
ANGI Group LLC, 3.88%, 08/15/28 (Call 05/13/24)(a)(b)	169	143,361
Arches Buyer Inc.
4.25%, 06/01/28 (Call 05/31/24)(a)	320	274,489
6.13%, 12/01/28 (Call 05/31/24)(a)	172	141,363
Cablevision Lightpath LLC, 5.63%, 09/15/28 (Call 05/13/24)(a)	140	113,058
Cars.com Inc., 6.38%, 11/01/28 (Call 05/31/24)(a)	136	130,005
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/31/24)(a)	150	136,997
Match Group Holdings II LLC, 4.63%, 06/01/28 (Call 05/31/24)(a)	165	152,693
Newfold Digital Holdings Group Inc., 11.75%, 10/15/28 (Call 10/15/25)(a)	179	191,893
Uber Technologies Inc., 6.25%, 01/15/28 (Call 05/13/24)(a)(b)	174	173,692
		1,557,440
Iron & Steel — 0.7%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 05/31/24)	140	139,036
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28 (Call 11/15/26)(a)	25	25,767
Mineral Resources Ltd., 9.25%, 10/01/28 (Call 10/01/25)(a)	365	382,993
		547,796
Leisure Time — 4.0%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(a)	120	123,185
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(a)	820	748,464
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	685	742,616
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)	95	99,369
NCL Corp. Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	205	213,803
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	180	175,494
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	172	158,039
5.50%, 04/01/28 (Call 10/01/27)(a)	505	491,807
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 05/31/24)(a)	232	221,282
		2,974,059
34
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2028 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 2.2%
Full House Resorts Inc., 8.25%, 02/15/28 (Call 05/16/24)(a)	$156	$148,577
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28 (Call 05/31/24)(a)	170	167,924
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 05/31/24)	115	106,160
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)(b)	251	233,708
Station Casinos LLC, 4.50%, 02/15/28 (Call 05/31/24)(a)	230	213,307
Studio City Finance Ltd., 6.50%, 01/15/28 (Call 05/31/24)(a)	170	158,800
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 05/31/24)(a)	170	156,128
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 05/13/24)(a)	455	419,509
		1,604,113
Machinery — 1.4%
ATS Corp., 4.13%, 12/15/28 (Call 05/31/24)(a)	120	107,939
BWX Technologies Inc., 4.13%, 06/30/28 (Call 05/31/24)(a)	139	126,962
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 05/31/24)(a)(b)	167	107,752
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(a)(b)	156	117,464
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28 (Call 09/01/25)(a)	169	178,953
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 05/31/24)(a)	135	132,284
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	285	263,900
		1,035,254
Manufacturing — 0.7%
Calderys Financing LLC, 11.25%, 06/01/28 (Call 06/01/25)(a)	183	193,779
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)(b)	195	184,840
Trinity Industries Inc., 7.75%, 07/15/28 (Call 07/15/25)(a)	135	138,228
		516,847
Media — 7.3%
Altice Financing SA, 5.00%, 01/15/28 (Call 05/31/24)(a)	410	326,324
Block Communications Inc., 4.88%, 03/01/28 (Call 05/31/24)(a)(b)	109	94,351
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28 (Call 05/16/24)(a)	850	774,360
CSC Holdings LLC
5.38%, 02/01/28 (Call 05/31/24)(a)	345	265,497
11.25%, 05/15/28 (Call 05/15/25)(a)	340	300,826
DISH DBS Corp., 5.75%, 12/01/28 (Call 12/01/27)(a)	853	578,123
GCI LLC, 4.75%, 10/15/28 (Call 05/16/24)(a)	204	181,954
iHeartCommunications Inc., 4.75%, 01/15/28 (Call 05/31/24)(a)(b)	169	120,630
McGraw-Hill Education Inc., 5.75%, 08/01/28 (Call 08/01/24)(a)	285	264,377
Nexstar Media Inc., 4.75%, 11/01/28 (Call 05/13/24)(a)(b)	334	296,633
Sirius XM Radio Inc., 4.00%, 07/15/28 (Call 07/15/24)(a)	675	601,357
Sunrise HoldCo IV BV, 5.50%, 01/15/28 (Call 05/13/24)(a)	155	146,339
TEGNA Inc., 4.63%, 03/15/28 (Call 05/31/24)(b)	339	307,105
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 05/13/24)(a)	400	378,795
Univision Communications Inc., 8.00%, 08/15/28 (Call 08/15/25)(a)	486	486,343
Urban One Inc., 7.38%, 02/01/28 (Call 05/31/24)(a)	250	202,827
Security	Par (000)	Value
Media (continued)
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 05/31/24)(a)	$170	$151,490
		5,477,331
Mining — 0.9%
Alcoa Nederland Holding BV, 6.13%, 05/15/28 (Call 05/31/24)(a)	150	148,846
Century Aluminum Co., 7.50%, 04/01/28 (Call 05/31/24)(a)	75	75,128
Constellium SE, 5.63%, 06/15/28 (Call 05/13/24)(a)	100	96,509
Hecla Mining Co., 7.25%, 02/15/28 (Call 05/16/24)	160	159,975
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 05/31/24)(a)	170	158,407
		638,865
Office & Business Equipment — 0.3%
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(a)	254	220,371
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 05/16/24)(a)(b)	110	103,567
Oil & Gas — 5.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28 (Call 07/15/25)(a)	111	106,817
Civitas Resources Inc., 8.38%, 07/01/28 (Call 07/01/25)(a)	460	479,991
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	338	357,189
CVR Energy Inc., 5.75%, 02/15/28 (Call 05/16/24)(a)	140	130,184
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/31/24)(a)	235	237,734
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 05/03/24)(a)	313	318,997
Global Marine Inc., 7.00%, 06/01/28	85	78,605
Greenfire Resources Ltd., 12.00%, 10/01/28 (Call 10/01/25)(a)	97	102,857
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 05/31/24)(a)	204	200,950
Matador Resources Co., 6.88%, 04/15/28 (Call 04/15/25)(a)	172	173,372
Murphy Oil Corp., 6.38%, 07/15/28 (Call 07/15/24)	117	116,938
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 05/31/24)(a)	134	127,009
Northern Oil & Gas Inc., 8.13%, 03/01/28 (Call 05/31/24)(a)	235	237,737
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 05/31/24)	264	257,521
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (Call 11/01/25)(a)	204	210,160
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	126	125,068
Southwestern Energy Co., 8.38%, 09/15/28 (Call 05/16/24)	95	98,140
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (Call 05/31/24)	134	131,282
7.00%, 09/15/28 (Call 09/15/25)(a)	170	172,102
Transocean Aquila Ltd., 8.00%, 09/30/28 (Call 09/30/25)(a)	110	111,880
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	172	176,570
		3,951,103
Schedule of Investments
35

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2028 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28 (Call 05/31/24)(a)	$265	$259,831
Bristow Group Inc., 6.88%, 03/01/28 (Call 05/31/24)(a)	134	130,004
Nine Energy Service Inc., 13.00%, 02/01/28 (Call 02/01/26)	99	77,973
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	94	92,527
		560,335
Packaging & Containers — 2.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/31/24)(a)	200	173,147
Ball Corp., 6.88%, 03/15/28 (Call 11/15/24)	256	260,217
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 05/31/24)(a)	150	141,127
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 05/16/24)(a)	100	90,828
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 05/31/24)(a)	172	155,511
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	152	138,177
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 05/31/24)(a)	233	222,578
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	135	119,769
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	172	153,306
9.50%, 11/01/28 (Call 11/01/25)(a)(b)	95	95,041
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	169	155,799
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28 (Call 02/01/25)(a)	259	255,932
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 05/16/24)	190	176,972
		2,138,404
Pharmaceuticals — 3.0%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 05/13/24)(a)	113	105,896
Bausch Health Companies Inc., 11.00%, 09/30/28(a)	610	476,884
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 05/31/24)(a)	169	158,883
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)	244	243,798
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	240	192,974
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28 (Call 11/14/25)(a)	270	294,183
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 05/31/24)(a)	725	660,543
Prestige Brands Inc., 5.13%, 01/15/28 (Call 05/31/24)(a)(b)	140	134,445
		2,267,606
Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 01/15/28 (Call 05/16/24)(a)	215	210,554
Buckeye Partners LP, 4.50%, 03/01/28 (Call 12/01/27)(a)	169	157,663
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	126	123,141
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)	292	284,452
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28 (Call 05/31/24)	223	222,908
Security	Par (000)	Value
Pipelines (continued)
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 05/31/24)(a)	$269	$269,673
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 05/31/24)(a)	187	178,951
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28 (Call 07/15/25)(a)	185	193,624
Kinetik Holdings LP, 6.63%, 12/15/28 (Call 12/15/25)(a)	267	268,590
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(a)	137	145,259
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 05/31/24)(a)	254	241,183
Venture Global LNG Inc., 8.13%, 06/01/28 (Call 06/01/25)(a)	763	780,534
		3,076,532
Real Estate — 0.9%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28 (Call 05/31/24)(a)	219	215,932
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28 (Call 05/31/24)(a)(c)	176	180,145
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 05/31/24)(a)	254	239,893
		635,970
Real Estate Investment Trusts — 3.4%
Brandywine Operating Partnership LP, 8.05%, 03/15/28 (Call 02/15/28)	120	122,127
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	136	123,050
Hudson Pacific Properties LP, 5.95%, 02/15/28 (Call 01/15/28)	125	114,235
Iron Mountain Inc.
5.00%, 07/15/28 (Call 05/13/24)(a)	165	155,349
5.25%, 03/15/28 (Call 05/13/24)(a)	281	268,983
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(a)(b)	169	144,163
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 05/31/24)(a)	241	233,073
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 07/15/28 (Call 07/15/25)(a)	134	136,171
Service Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)(b)	140	119,698
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 05/13/24)(a)	194	170,426
10.50%, 02/15/28 (Call 09/15/25)(a)	881	914,176
		2,501,451
Retail — 4.6%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 05/31/24)(a)	525	484,669
4.38%, 01/15/28 (Call 05/31/24)(a)	251	233,874
Advance Auto Parts Inc., 5.95%, 03/09/28 (Call 02/09/28)	104	102,767
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 05/13/24)	137	128,532
Bath & Body Works Inc., 5.25%, 02/01/28	160	153,925
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(a)	372	384,331
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(a)	152	160,997
36
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2028 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
FirstCash Inc., 4.63%, 09/01/28 (Call 05/31/24)(a)	$165	$152,477
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 05/31/24)(a)	254	231,367
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 05/31/24)(a)	134	124,708
Michaels Companies Inc. (The), 5.25%, 05/01/28 (Call 05/13/24)(a)(b)	292	247,245
Nordstrom Inc., 6.95%, 03/15/28	95	94,334
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 05/31/24)(a)	408	376,577
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)(b)	165	126,671
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)	218	217,233
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 05/31/24)(a)	216	208,670
		3,428,377
Semiconductors — 0.4%
Entegris Inc., 4.38%, 04/15/28 (Call 05/13/24)(a)	136	126,800
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 05/31/24)(a)	229	207,719
		334,519
Software — 2.4%
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)	150	152,323
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(a)	315	286,899
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)(b)	165	144,388
Fair Isaac Corp., 4.00%, 06/15/28 (Call 05/16/24)(a)	300	276,385
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28 (Call 05/31/24)(a)	120	105,685
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	164	151,990
Open Text Corp., 3.88%, 02/15/28 (Call 05/31/24)(a)	300	273,858
PTC Inc., 4.00%, 02/15/28 (Call 05/31/24)(a)	164	151,944
Rocket Software Inc., 9.00%, 11/28/28 (Call 05/01/25)(a)	275	275,986
		1,819,458
Telecommunications — 3.3%
Altice France SA/France, 5.50%, 01/15/28 (Call 05/13/24)(a)	375	252,924
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 05/13/24)(a)	132	109,553
6.50%, 10/01/28 (Call 05/13/24)(a)(b)	256	222,084
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (Call 05/31/24)(a)	523	481,067
Frontier Florida LLC, Series E, 6.86%, 02/01/28	101	96,069
GoTo Group Inc., 5.50%, 05/01/28 (Call 05/13/24)(a)	265	199,678
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(a)	310	303,184
ViaSat Inc., 6.50%, 07/15/28 (Call 05/31/24)(a)(b)	132	100,819
Security	Par (000)	Value
Telecommunications (continued)
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 05/31/24)(a)(b)	$475	$457,831
Zayo Group Holdings Inc., 6.13%, 03/01/28 (Call 05/31/24)(a)	371	246,999
		2,470,208
Transportation — 0.4%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 05/16/24)(a)(b)	192	173,531
Danaos Corp., 8.50%, 03/01/28 (Call 05/31/24)(a)	89	90,442
		263,973
Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/31/24)(a)	343	329,447
Total Long-Term Investments — 96.5% (Cost: $71,929,999)		71,954,761
	Shares
Short-Term Securities
Money Market Funds — 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	7,182,813	7,184,968
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	2,050,000	2,050,000
Total Short-Term Securities — 12.4% (Cost: $9,234,978)		9,234,968
Total Investments — 108.9% (Cost: $81,164,977)		81,189,729
Liabilities in Excess of Other Assets — (8.9)%		(6,608,344)
Net Assets — 100.0%		$74,581,385

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
37

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2028 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,908,199	$5,278,402 (a)	$—	$(837)	$(796)	$7,184,968	7,182,813	$15,279 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	2,010,000 (a)	—	—	—	2,050,000	2,050,000	13,241	—
				$(837)	$(796)	$9,234,968		$28,520	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$71,954,761	$—	$71,954,761
Short-Term Securities
Money Market Funds	9,234,968	—	—	9,234,968
	$9,234,968	$71,954,761	$—	$81,189,729
See notes to financial statements.
38
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® 2029 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.9%
Clear Channel Outdoor Holdings Inc., 7.50%, 06/01/29 (Call 06/01/24)(a)(b)	$157	$126,436
Lamar Media Corp., 4.88%, 01/15/29 (Call 05/31/24)	57	53,767
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29 (Call 05/31/24)(a)(b)	75	66,755
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	159	142,436
		389,394
Aerospace & Defense — 2.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (Call 03/15/26)(a)	87	87,695
Bombardier Inc., 7.50%, 02/01/29 (Call 02/01/26)(a)(b)	113	115,570
Spirit AeroSystems Inc., 9.38%, 11/30/29 (Call 11/30/25)(a)	143	154,804
TransDigm Inc.
4.63%, 01/15/29 (Call 05/31/24)	177	162,175
4.88%, 05/01/29 (Call 05/31/24)(b)	113	104,071
6.38%, 03/01/29 (Call 03/01/26)(a)	410	407,419
		1,031,734
Agriculture — 0.3%
Vector Group Ltd., 5.75%, 02/01/29 (Call 05/31/24)(a)	125	113,669
Airlines — 2.3%
American Airlines Inc., 8.50%, 05/15/29 (Call 11/15/25)(a)(b)	157	163,525
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	448	432,673
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)	72	64,878
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(a)	302	278,498
		939,574
Apparel — 0.4%
Crocs Inc., 4.25%, 03/15/29 (Call 05/31/24)(a)	61	54,757
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	60	53,653
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(c)	87	69,513
		177,923
Auto Manufacturers — 0.7%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	75	73,288
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (Call 03/15/26)(a)	146	142,722
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(a)	65	61,119
		277,129
Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	95	85,568
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)	102	84,180
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29 (Call 04/15/29)(b)	127	115,512
IHO Verwaltungs GmbH, 6.38%, 05/15/29 (Call 05/31/24), (7.13% PIK)(a)(d)	60	59,126
Phinia Inc., 6.75%, 04/15/29 (Call 04/15/26)(a)	75	75,274
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 05/31/24)(a)	94	80,811
		500,471
Security	Par (000)	Value
Beverages — 0.5%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 05/31/24)(a)	$113	$103,044
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 05/31/24)(a)	117	104,940
		207,984
Building Materials — 0.6%
ACProducts Holdings Inc., 6.38%, 05/15/29 (Call 05/31/24)(a)(b)	80	55,729
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 05/31/24)(a)	50	42,302
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 05/31/24)(a)	60	53,697
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 05/13/24)(a)	107	102,844
		254,572
Chemicals — 2.9%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 05/31/24)(a)	112	98,553
Chemours Co. (The), 4.63%, 11/15/29 (Call 11/15/24)(a)	92	78,877
INEOS Finance PLC, 7.50%, 04/15/29 (Call 04/15/26)(a)	115	115,769
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (Call 11/15/25)(a)	60	63,365
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)	50	46,572
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	102	96,767
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	103	99,293
Olympus Water U.S. Holding Corp., 6.25%, 10/01/29 (Call 10/01/24)(a)	55	49,435
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(a)(b)	65	67,602
SCIH Salt Holdings Inc., 6.63%, 05/01/29 (Call 05/31/24)(a)(b)	112	103,275
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	105	91,525
Tronox Inc., 4.63%, 03/15/29 (Call 05/31/24)(a)	157	140,222
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	175	156,932
		1,208,187
Coal — 0.2%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	75	66,231
Commercial Services — 5.5%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	151	136,428
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	145	123,394
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 05/13/24)(a)(b)	62	54,875
APi Group DE Inc.
4.13%, 07/15/29 (Call 07/15/24)(a)	50	44,057
4.75%, 10/15/29 (Call 10/15/24)(a)	45	40,932
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	130	120,746
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.38%, 03/01/29 (Call 05/31/24)(a)	100	89,279
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/31/24)(a)	55	48,440
Champions Financing Inc., 8.75%, 02/15/29 (Call 02/15/26)(a)	94	96,164
CoreCivic Inc., 8.25%, 04/15/29 (Call 04/15/26)	75	77,438
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	77	69,512
Schedule of Investments
39

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2029 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Garda World Security Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	$75	$66,186
GEO Group Inc. (The), 8.63%, 04/15/29 (Call 04/15/26)(a)	75	75,764
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)(b)	147	101,443
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (Call 05/31/24)(a)	110	101,953
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	385	363,420
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 05/31/24)(a)	145	135,281
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)	60	52,693
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	95	87,683
Service Corp. International/U.S., 5.13%, 06/01/29 (Call 06/01/24)	113	108,262
Signal Parent Inc., 6.13%, 04/01/29 (Call 05/13/24)(a)	45	34,526
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	45	37,418
StoneMor Inc., 8.50%, 05/15/29 (Call 05/31/24)(a)	58	46,270
TriNet Group Inc., 3.50%, 03/01/29 (Call 05/31/24)(a)	80	70,132
Upbound Group Inc., 6.38%, 02/15/29 (Call 05/31/24)(a)	74	71,041
		2,253,337
Computers — 1.7%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	80	72,076
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 05/13/24)	113	99,127
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)	202	214,697
NCR Voyix Corp., 5.13%, 04/15/29 (Call 05/31/24)(a)	187	171,851
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	75	68,189
8.25%, 12/15/29 (Call 07/15/26)(a)	75	79,434
		705,374
Cosmetics & Personal Care — 0.3%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	75	69,951
Edgewell Personal Care Co., 4.13%, 04/01/29 (Call 05/13/24)(a)(b)	75	67,987
		137,938
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(a)	60	52,592
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)	52	45,572
		98,164
Diversified Financial Services — 4.2%
Aretec Group Inc., 7.50%, 04/01/29 (Call 05/31/24)(a)	65	61,290
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)	52	48,373
Bread Financial Holdings Inc., 9.75%, 03/15/29 (Call 03/15/26)(a)	143	148,742
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(a)	63	52,182
Encore Capital Group Inc., 9.25%, 04/01/29 (Call 04/01/26)(a)	80	81,798
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	75	75,496
GGAM Finance Ltd., 6.88%, 04/15/29 (Call 04/15/26)(a)	60	60,051
Security	Par (000)	Value
Diversified Financial Services (continued)
goeasy Ltd., 7.63%, 07/01/29 (Call 07/01/26)(a)(b)	$62	$62,046
Hightower Holding LLC, 6.75%, 04/15/29 (Call 05/31/24)(a)	49	46,000
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	79	71,890
Jefferson Capital Holdings LLC, 9.50%, 02/15/29 (Call 02/15/26)(a)	62	63,078
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29 (Call 02/26/29)(a)	85	84,818
8.13%, 03/30/29 (Call 09/30/25)(a)	75	78,555
Navient Corp., 5.50%, 03/15/29 (Call 06/15/28)	118	105,758
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)(b)	117	108,176
9.00%, 01/15/29 (Call 07/15/25)	138	144,984
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)	95	84,377
7.88%, 12/15/29 (Call 12/15/26)(a)	113	115,342
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	50	41,372
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.63%, 03/01/29 (Call 05/31/24)(a)	110	96,957
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 05/13/24)(a)	110	102,262
		1,733,547
Electric — 1.8%
Calpine Corp., 4.63%, 02/01/29 (Call 05/31/24)(a)	100	91,859
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	65	58,611
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	65	53,793
NextEra Energy Operating Partners LP, 7.25%, 01/15/29 (Call 10/15/28)(a)(b)	118	119,637
NRG Energy Inc.
3.38%, 02/15/29 (Call 05/13/24)(a)	85	74,636
5.25%, 06/15/29 (Call 06/15/24)(a)	112	106,041
TransAlta Corp., 7.75%, 11/15/29 (Call 11/15/25)	57	58,364
Vistra Operations Co. LLC, 4.38%, 05/01/29 (Call 05/31/24)(a)	189	172,295
		735,236
Electrical Components & Equipment — 0.6%
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 05/31/24)(a)	114	100,661
WESCO Distribution Inc., 6.38%, 03/15/29 (Call 03/15/26)(a)	143	142,191
		242,852
Electronics — 1.5%
Coherent Corp., 5.00%, 12/15/29 (Call 12/14/24)(a)	155	142,935
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/31/24)(a)	297	273,447
Sensata Technologies BV, 4.00%, 04/15/29 (Call 05/31/24)(a)	160	143,196
TTM Technologies Inc., 4.00%, 03/01/29 (Call 05/31/24)(a)	74	66,241
		625,819
Engineering & Construction — 1.0%
Arcosa Inc., 4.38%, 04/15/29 (Call 05/31/24)(a)	67	61,202
Dycom Industries Inc., 4.50%, 04/15/29 (Call 05/31/24)(a)	90	82,795
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(a)	62	55,765
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)	57	48,004
TopBuild Corp., 3.63%, 03/15/29 (Call 05/31/24)(a)	70	62,857
40
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2029 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Tutor Perini Corp., 11.88%, 04/30/29 (Call 04/30/26)(a)	$30	$30,716
VM Consolidated Inc., 5.50%, 04/15/29 (Call 05/31/24)(a)(b)	60	56,471
		397,810
Entertainment — 4.1%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)	145	99,673
Banijay Entertainment SASU, 8.13%, 05/01/29 (Call 11/01/25)(a)	60	61,412
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/31/24)(a)	105	95,584
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(a)	187	166,729
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	70	65,333
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)	62	60,840
International Game Technology PLC, 5.25%, 01/15/29 (Call 05/31/24)(a)	113	106,724
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)	75	71,472
Light & Wonder International Inc., 7.25%, 11/15/29 (Call 11/15/24)(a)(b)	80	80,825
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 05/31/24)(a)	100	76,071
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(a)	165	147,036
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (Call 05/31/24)(a)	110	100,505
Penn Entertainment Inc., 4.13%, 07/01/29 (Call 07/01/24)(a)	65	54,411
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29 (Call 09/01/24)(a)	108	80,638
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(e)	145	128,113
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)	110	101,384
WMG Acquisition Corp., 3.75%, 12/01/29 (Call 12/01/24)(a)(b)	87	76,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(a)	113	104,876
		1,678,126
Environmental Control — 1.4%
Clean Harbors Inc., 5.13%, 07/15/29 (Call 07/15/24)(a)	54	51,532
Covanta Holding Corp., 4.88%, 12/01/29 (Call 12/01/24)(a)	120	105,182
GFL Environmental Inc.
4.38%, 08/15/29 (Call 08/15/24)(a)	92	83,007
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	113	104,268
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	160	148,568
Stericycle Inc., 3.88%, 01/15/29 (Call 05/16/24)(a)	80	71,450
		564,007
Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29 (Call 05/31/24)(a)	202	178,045
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29 (Call 01/01/26)(a)(b)	75	75,933
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29 (Call 02/15/26)(a)	118	119,295
Performance Food Group Inc., 4.25%, 08/01/29 (Call 08/01/24)(a)	146	130,847
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	187	177,301
Security	Par (000)	Value
Food (continued)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 05/31/24)(a)(b)	$122	$105,413
U.S. Foods Inc., 4.75%, 02/15/29 (Call 05/31/24)(a)	148	138,148
		924,982
Food Service — 0.2%
TKC Holdings Inc., 10.50%, 05/15/29 (Call 05/31/24)(a)	105	100,454
Forest Products & Paper — 0.5%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)	80	67,316
Mercer International Inc., 5.13%, 02/01/29 (Call 05/13/24)(b)	134	117,099
		184,415
Health Care - Products — 3.3%
Avantor Funding Inc., 3.88%, 11/01/29 (Call 11/01/24)(a)(b)	115	101,730
Hologic Inc., 3.25%, 02/15/29 (Call 05/31/24)(a)	144	126,799
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)	679	607,875
5.25%, 10/01/29 (Call 10/01/24)(a)	375	349,187
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29 (Call 04/01/26)(a)	160	158,957
		1,344,548
Health Care - Services — 2.6%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29 (Call 05/31/24)(a)	67	62,790
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	50	45,772
Catalent Pharma Solutions Inc., 3.13%, 02/15/29 (Call 05/31/24)(a)	82	78,326
Charles River Laboratories International Inc., 3.75%, 03/15/29 (Call 05/31/24)(a)	80	72,004
CHS/Community Health Systems Inc.
6.00%, 01/15/29 (Call 05/16/24)(a)	93	81,192
6.88%, 04/15/29 (Call 05/31/24)(a)(b)	205	151,902
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	89	81,211
Kedrion SpA, 6.50%, 09/01/29 (Call 09/01/25)(a)	115	103,321
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 05/31/24)(a)	75	59,961
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	75	52,249
Tenet Healthcare Corp., 4.25%, 06/01/29 (Call 06/01/24)	208	190,473
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (Call 05/15/26)(a)	110	108,037
		1,087,238
Holding Companies - Diversified — 0.8%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 05/31/24)(a)	152	142,076
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	108	90,769
9.75%, 01/15/29 (Call 10/15/28)(a)	102	105,828
		338,673
Home Builders — 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29 (Call 08/01/24)(a)	50	45,243
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)	50	49,428
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29 (Call 06/15/24)(a)	46	40,789
Schedule of Investments
41

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2029 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(a)	$85	$74,401
Empire Communities Corp., 9.75%, 05/01/29 (Call 05/01/26)(a)	60	61,144
K Hovnanian Enterprises Inc., 11.75%, 09/30/29 (Call 03/30/26)(a)	66	73,359
KB Home, 4.80%, 11/15/29 (Call 05/15/29)	49	45,385
Landsea Homes Corp., 8.88%, 04/01/29 (Call 04/01/26)(a)	39	38,268
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)	40	34,204
New Home Co. Inc. (The), 9.25%, 10/01/29 (Call 10/01/26)(a)	45	45,084
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 05/31/24)	39	35,791
STL Holding Co. LLC, 8.75%, 02/15/29 (Call 02/15/26)(a)	51	52,406
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)(b)	80	69,291
		664,793
Home Furnishings — 0.3%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 05/31/24)(a)	115	102,350
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 05/16/24)(a)(b)	85	74,057
Spectrum Brands Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	45	43,872
		117,929
Housewares — 0.5%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)	80	77,430
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 (Call 10/15/24)	60	53,427
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)	97	59,959
		190,816
Insurance — 2.1%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)	115	103,164
6.00%, 08/01/29 (Call 08/01/24)(a)	75	67,981
8.25%, 02/01/29 (Call 02/01/26)(a)	137	136,041
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/29 (Call 11/01/24)(a)	75	69,060
AmWINS Group Inc.
4.88%, 06/30/29 (Call 06/30/24)(a)	118	107,260
6.38%, 02/15/29 (Call 02/15/26)(a)	113	111,737
AssuredPartners Inc., 5.63%, 01/15/29 (Call 05/31/24)(a)	92	83,894
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 05/31/24)(a)	110	100,282
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)	90	82,874
		862,293
Internet — 1.1%
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 05/31/24)(a)(b)	120	106,509
Match Group Holdings II LLC, 5.63%, 02/15/29 (Call 05/13/24)(a)	62	59,172
Newfold Digital Holdings Group Inc., 6.00%, 02/15/29 (Call 05/31/24)(a)	105	78,740
Security	Par (000)	Value
Internet (continued)
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)	$231	$215,860
		460,281
Iron & Steel — 0.9%
Algoma Steel Inc., 9.13%, 04/15/29 (Call 04/15/26)(a)	50	49,611
ATI Inc., 4.88%, 10/01/29 (Call 10/01/24)	50	46,551
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 05/31/24)(a)	104	103,788
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 05/31/24)(a)	50	46,321
TMS International Corp./DE, 6.25%, 04/15/29 (Call 05/13/24)(a)	46	42,390
U.S. Steel Corp., 6.88%, 03/01/29 (Call 05/31/24)(b)	67	67,089
		355,750
Leisure Time — 2.5%
Carnival Corp.
6.00%, 05/01/29 (Call 11/01/24)(a)(b)	297	287,650
7.00%, 08/15/29 (Call 08/15/26)(a)	80	82,095
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)	84	78,741
NCL Corp. Ltd.
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	90	92,052
8.13%, 01/15/29 (Call 01/15/26)(a)	120	125,011
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29 (Call 04/01/25)(a)	151	161,361
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 05/31/24)(a)(b)	80	79,685
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 05/31/24)(a)	61	58,440
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 05/31/24)(a)	75	74,075
		1,039,110
Lodging — 1.8%
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29 (Call 05/31/24)(a)	125	112,279
5.88%, 04/01/29 (Call 04/01/26)(a)	90	88,873
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29 (Call 06/01/24)(a)	127	115,145
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)(b)	75	67,406
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 05/31/24)(a)	170	145,937
Travel & Leisure Co., 4.50%, 12/01/29 (Call 09/01/29)(a)	95	85,536
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(a)	153	135,335
		750,511
Machinery — 1.2%
BWX Technologies Inc., 4.13%, 04/15/29 (Call 05/16/24)(a)	57	51,914
Esab Corp., 6.25%, 04/15/29 (Call 04/15/26)(a)	100	99,659
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (Call 02/15/26)(a)	155	159,626
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	74	66,970
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)	45	29,324
Terex Corp., 5.00%, 05/15/29 (Call 05/31/24)(a)	94	87,941
		495,434
Manufacturing — 0.2%
Hillenbrand Inc., 6.25%, 02/15/29 (Call 02/15/26)	80	79,391
Media — 6.0%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(a)	290	219,582
42
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2029 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
AMC Networks Inc.
4.25%, 02/15/29 (Call 05/13/24)	$147	$99,438
10.25%, 01/15/29 (Call 01/15/26)(a)	135	135,002
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29 (Call 06/01/24)(a)	221	194,527
6.38%, 09/01/29 (Call 09/01/25)(a)	226	206,979
CSC Holdings LLC
6.50%, 02/01/29 (Call 05/13/24)(a)	265	198,365
11.75%, 01/31/29 (Call 01/31/26)(a)	300	267,881
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(a)	130	108,471
McGraw-Hill Education Inc., 8.00%, 08/01/29 (Call 08/01/24)(a)	102	93,878
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	152	136,513
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 05/31/24)(a)	75	55,420
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	194	180,754
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	169	149,004
Univision Communications Inc., 4.50%, 05/01/29 (Call 05/31/24)(a)	162	140,608
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(a)	80	71,118
Virgin Media Secured Finance PLC, 5.50%, 05/15/29 (Call 05/15/24)(a)	222	201,968
		2,459,508
Metal Fabricate & Hardware — 0.2%
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	85	76,886
Mining — 0.7%
Alcoa Nederland Holding BV, 4.13%, 03/31/29 (Call 05/16/24)(a)	85	77,754
Coeur Mining Inc., 5.13%, 02/15/29 (Call 05/31/24)(a)	58	54,387
Constellium SE, 3.75%, 04/15/29 (Call 05/13/24)(a)	65	57,674
Hudbay Minerals Inc., 6.13%, 04/01/29 (Call 05/10/24)(e)	89	87,292
		277,107
Office & Business Equipment — 0.3%
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 05/13/24)(a)(b)	50	42,646
Xerox Holdings Corp., 8.88%, 11/30/29 (Call 11/30/26)(a)	75	71,516
		114,162
Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	70	65,481
Oil & Gas — 5.0%
Antero Resources Corp., 7.63%, 02/01/29 (Call 05/31/24)(a)	70	71,864
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29 (Call 09/01/24)(a)	67	63,810
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 05/31/24)(a)	75	73,554
6.75%, 04/15/29 (Call 05/31/24)(a)	139	138,934
CNX Resources Corp., 6.00%, 01/15/29 (Call 05/31/24)(a)	80	77,684
Comstock Resources Inc., 6.75%, 03/01/29 (Call 05/16/24)(a)	240	228,197
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/31/24)(a)	62	61,198
CVR Energy Inc., 8.50%, 01/15/29 (Call 01/15/26)(a)	89	89,201
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 02/01/29 (Call 05/31/24)(a)	99	95,368
MEG Energy Corp., 5.88%, 02/01/29 (Call 05/13/24)(a)	94	90,912
Security	Par (000)	Value
Oil & Gas (continued)
Parkland Corp., 4.50%, 10/01/29 (Call 10/01/24)(a)	$130	$118,027
Permian Resources Operating LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	107	104,205
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(a)	65	64,404
Range Resources Corp., 8.25%, 01/15/29 (Call 05/16/24)	89	92,847
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)	112	103,356
Southwestern Energy Co., 5.38%, 02/01/29 (Call 05/16/24)	107	102,648
Sunoco LP, 7.00%, 05/01/29 (Call 05/01/26)(a)	110	111,701
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29 (Call 05/16/24)	120	109,615
Talos Production Inc., 9.00%, 02/01/29 (Call 02/01/26)(a)	97	102,349
Transocean Inc., 8.25%, 05/15/29 (Call 05/15/26)(a)	115	114,290
Vital Energy Inc., 7.75%, 07/31/29 (Call 07/31/24)(a)	49	49,303
		2,063,467
Oil & Gas Services — 0.8%
Helix Energy Solutions Group Inc., 9.75%, 03/01/29 (Call 03/01/26)(a)	50	53,159
Kodiak Gas Services LLC, 7.25%, 02/15/29 (Call 02/15/26)(a)(b)	108	109,199
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29 (Call 03/15/26)(a)	151	149,940
		312,298
Packaging & Containers — 1.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29 (Call 05/31/24)(a)	160	132,012
Ball Corp., 6.00%, 06/15/29 (Call 05/15/26)	160	159,165
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29 (Call 04/15/25)(a)	75	74,813
Graphic Packaging International LLC, 3.50%, 03/01/29 (Call 09/01/28)(a)	55	48,648
LABL Inc., 8.25%, 11/01/29 (Call 11/01/24)(a)	70	59,339
Sealed Air Corp., 5.00%, 04/15/29 (Call 04/15/25)(a)(b)	65	61,130
TriMas Corp., 4.13%, 04/15/29 (Call 05/31/24)(a)	67	60,202
		595,309
Pharmaceuticals — 1.4%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	65	57,588
AdaptHealth LLC, 4.63%, 08/01/29 (Call 05/31/24)(a)	75	63,214
HLF Financing Sarl LLC / Herbalife International Inc., 12.25%, 04/15/29 (Call 04/15/26)(a)	130	124,138
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	226	206,790
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	85	76,282
Owens & Minor Inc., 4.50%, 03/31/29 (Call 05/31/24)(a)(b)	73	65,354
		593,366
Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(a)	118	112,639
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/29 (Call 03/15/26)(a)	130	130,955
DT Midstream Inc., 4.13%, 06/15/29 (Call 06/15/24)(a)	169	153,093
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(a)	125	115,636
6.38%, 04/01/29 (Call 04/01/26)(a)	94	93,286
Schedule of Investments
43

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2029 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 01/15/29 (Call 01/15/26)	$94	$95,639
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 05/16/24)	61	59,687
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	185	167,282
New Fortress Energy Inc., 8.75%, 03/15/29 (Call 03/15/26)(a)	110	107,256
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29 (Call 02/15/26)(a)	143	145,400
Prairie Acquiror LP, 9.00%, 08/01/29 (Call 02/01/26)(a)	70	71,544
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	92	84,487
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29 (Call 02/15/26)(a)	120	120,248
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29 (Call 02/15/29)(a)	189	166,889
Venture Global LNG Inc., 9.50%, 02/01/29 (Call 11/01/28)(a)	453	487,047
		2,111,088
Real Estate — 1.0%
Howard Hughes Corp. (The), 4.13%, 02/01/29 (Call 05/16/24)(a)	105	93,188
Hunt Companies Inc., 5.25%, 04/15/29 (Call 05/31/24)(a)	100	89,664
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 05/31/24)	95	78,558
Newmark Group Inc., 7.50%, 01/12/29 (Call 12/12/28)(a)	94	94,962
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 05/16/24)(a)	85	59,311
		415,683
Real Estate Investment Trusts — 4.1%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	75	62,020
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	55	47,221
8.88%, 04/12/29 (Call 03/12/29)	65	66,541
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)(b)	80	67,423
Iron Mountain Inc.
4.88%, 09/15/29 (Call 09/15/24)(a)	157	145,021
7.00%, 02/15/29 (Call 08/15/25)(a)	147	147,797
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(a)	95	84,700
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)(b)	139	104,122
Office Properties Income Trust, 9.00%, 03/31/29 (Call 03/31/26)(a)	40	36,316
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29 (Call 05/31/24)(a)	110	100,719
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29 (Call 05/31/24)(a)(b)	89	81,971
Rithm Capital Corp., 8.00%, 04/01/29 (Call 04/01/26)(a)	117	114,415
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	75	65,007
SBA Communications Corp., 3.13%, 02/01/29 (Call 05/31/24)	231	201,174
Service Properties Trust, 4.95%, 10/01/29 (Call 07/01/29)	66	53,969
Starwood Property Trust Inc., 7.25%, 04/01/29 (Call 10/01/28)(a)	95	93,771
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 05/13/24)(a)	$170	$136,474
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)	85	77,392
		1,686,053
Retail — 6.6%
1011778 BC ULC/New Red Finance Inc., 3.50%, 02/15/29 (Call 05/13/24)(a)(b)	113	100,951
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	70	56,374
Asbury Automotive Group Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)(b)	120	108,719
Bath & Body Works Inc., 7.50%, 06/15/29 (Call 06/15/24)	75	77,151
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/31/24)(a)(b)	47	42,016
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 05/31/24)(a)	50	46,197
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	44	41,868
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)	42	42,735
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 05/31/24)(a)	133	126,064
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)	147	132,963
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	62	49,847
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 05/31/24)(a)	67	59,100
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	108	91,474
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, 01/15/29 (Call 01/15/26)(a)	79	75,599
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/31/24)(a)	56	51,721
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 05/31/24)(a)	117	107,437
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/31/24)(a)	157	143,400
Lithia Motors Inc., 3.88%, 06/01/29 (Call 06/01/24)(a)(b)	130	115,128
Macy's Retail Holdings LLC, 5.88%, 04/01/29 (Call 05/31/24)(a)(b)	80	77,150
Michaels Companies Inc. (The), 7.88%, 05/01/29 (Call 05/13/24)(a)	170	124,256
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	85	79,198
Papa John's International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)	70	60,967
Park River Holdings Inc.
5.63%, 02/01/29 (Call 05/31/24)(a)	62	51,343
6.75%, 08/01/29 (Call 08/01/24)(a)	57	49,101
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/31/24)(a)	46	41,818
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)(b)	75	65,870
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 05/31/24)(a)	176	167,263
Raising Cane's Restaurants LLC, 9.38%, 05/01/29 (Call 11/01/25)(a)(b)	70	75,076
Sonic Automotive Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)(b)	95	85,030
SRS Distribution Inc.
6.00%, 12/01/29 (Call 12/01/24)(a)	125	126,639
6.13%, 07/01/29 (Call 07/01/24)(a)	64	65,053
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 05/13/24)(a)	99	89,491
44
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2029 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Victoria's Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)(b)	$90	$70,735
		2,697,734
Semiconductors — 0.4%
ams-OSRAM AG, 12.25%, 03/30/29 (Call 03/30/26)(a)	60	59,990
Entegris Inc., 3.63%, 05/01/29 (Call 05/31/24)(a)(b)	65	57,528
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	70	61,525
		179,043
Software — 5.1%
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	113	114,230
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)	114	117,232
Clarivate Science Holdings Corp., 4.88%, 07/01/29 (Call 06/30/24)(a)(b)	132	120,246
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	610	578,477
9.00%, 09/30/29 (Call 09/30/25)(a)	572	551,103
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	75	68,269
Dye & Durham Ltd., 8.63%, 04/15/29 (Call 04/15/26)(a)(b)	45	45,433
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	95	84,538
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(a)	135	118,306
Playtika Holding Corp., 4.25%, 03/15/29 (Call 05/31/24)(a)	95	81,716
Rocket Software Inc., 6.50%, 02/15/29 (Call 05/31/24)(a)	90	75,053
Twilio Inc., 3.63%, 03/15/29 (Call 05/13/24)	75	66,559
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 05/13/24)(a)	95	83,946
		2,105,108
Telecommunications — 2.3%
Altice France SA/France
5.13%, 01/15/29 (Call 05/31/24)(a)	67	43,739
5.13%, 07/15/29 (Call 05/31/24)(a)	352	230,003
5.50%, 10/15/29 (Call 10/15/24)(a)	282	184,647
CommScope Inc., 4.75%, 09/01/29 (Call 09/01/24)(a)	189	131,928
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)	118	98,465
6.75%, 05/01/29 (Call 05/31/24)(a)	151	133,028
Level 3 Financing Inc.
10.75%, 12/15/30 (Call 03/22/27)(a)	30	30,075
11.00%, 11/15/29 (Call 03/22/27)(a)	57	58,256
Security	Par (000)	Value
Telecommunications (continued)
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	$65	$54,966
		965,107
Transportation — 0.6%
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)	49	43,405
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)(b)	115	101,033
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	115	98,534
		242,972
Total Long-Term Investments — 98.2% (Cost: $40,632,960)		40,398,418
	Shares
Short-Term Securities
Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	4,832,942	4,834,391
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	50,000	50,000
Total Short-Term Securities — 11.9% (Cost: $4,884,306)		4,884,391
Total Investments — 110.1% (Cost: $45,517,266)		45,282,809
Liabilities in Excess of Other Assets — (10.1)%		(4,154,479)
Net Assets — 100.0%		$41,128,330

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
45

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2029 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,354,524	$3,480,883 (a)	$—	$(573)	$(443)	$4,834,391	4,832,942	$8,184 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	10,000 (a)	—	—	—	50,000	50,000	2,887	—
				$(573)	$(443)	$4,884,391		$11,071	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$40,398,418	$—	$40,398,418
Short-Term Securities
Money Market Funds	4,884,391	—	—	4,884,391
	$4,884,391	$40,398,418	$—	$45,282,809
See notes to financial statements.
46
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® 2030 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings Inc., 7.88%, 04/01/30 (Call 10/01/26)(a)	$122	$119,474
Lamar Media Corp., 4.00%, 02/15/30 (Call 02/15/25)	75	66,904
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30 (Call 03/15/25)(a)	69	60,958
		247,336
Aerospace & Defense — 2.3%
Bombardier Inc., 8.75%, 11/15/30 (Call 11/15/26)(a)	98	104,231
Spirit AeroSystems Inc., 9.75%, 11/15/30 (Call 11/15/26)(a)	156	172,595
TransDigm Inc., 6.88%, 12/15/30 (Call 08/18/26)(a)	201	202,334
		479,160
Agriculture — 0.7%
Darling Ingredients Inc., 6.00%, 06/15/30 (Call 06/15/25)(a)	140	136,179
Airlines — 0.5%
VistaJet Malta Finance PLC/Vista Management Holding Inc., 6.38%, 02/01/30 (Call 02/01/25)(a)(b)	138	106,971
Auto Parts & Equipment — 0.8%
Dana Inc., 4.25%, 09/01/30 (Call 05/01/26)	55	47,669
ZF North America Capital Inc.
6.75%, 04/23/30 (Call 03/23/30)(a)	35	35,085
7.13%, 04/14/30 (Call 02/14/30)(a)	85	86,940
		169,694
Banks — 0.4%
Freedom Mortgage Corp., 12.25%, 10/01/30 (Call 10/01/26)(a)	69	74,901
Building Materials — 4.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	60	55,008
Builders FirstSource Inc., 5.00%, 03/01/30 (Call 03/01/25)(a)	75	70,111
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30 (Call 06/15/26)(a)	382	379,302
Masonite International Corp., 3.50%, 02/15/30 (Call 08/15/29)(a)	50	43,797
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(a)	69	62,436
Oscar AcquisitionCo. LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(a)	80	77,119
Standard Industries Inc./NJ, 4.38%, 07/15/30 (Call 07/15/25)(a)	219	194,044
		881,817
Chemicals — 1.7%
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(a)	95	96,215
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(a)(b)	49	44,864
Olin Corp., 5.00%, 02/01/30 (Call 05/31/24)	70	65,329
SNF Group SACA, 3.38%, 03/15/30 (Call 03/15/25)(a)	55	47,310
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(a)	99	91,550
		345,268
Commercial Services — 2.5%
Mobius Merger Sub Inc., 9.00%, 06/01/30 (Call 06/01/26)(a)	70	69,532
Service Corp. International/U.S., 3.38%, 08/15/30 (Call 08/15/25)	120	101,874
Security	Par (000)	Value
Commercial Services (continued)
United Rentals North America Inc.
4.00%, 07/15/30 (Call 07/15/25)	$105	$93,444
5.25%, 01/15/30 (Call 01/15/25)	103	98,834
VT Topco Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)	75	77,641
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	75	66,028
		507,353
Computers — 1.5%
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(a)	273	253,177
NCR Voyix Corp., 5.25%, 10/01/30 (Call 10/01/25)(a)	63	56,097
		309,274
Cosmetics & Personal Care — 0.5%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30 (Call 07/16/26)(a)	103	103,129
Distribution & Wholesale — 1.0%
Verde Purchaser LLC, 10.50%, 11/30/30 (Call 11/30/26)(a)	92	96,972
Windsor Holdings III LLC, 8.50%, 06/15/30 (Call 06/15/26)(a)	110	114,798
		211,770
Diversified Financial Services — 2.7%
Aretec Group Inc., 10.00%, 08/15/30 (Call 10/15/26)(a)	100	108,643
Burford Capital Global Finance LLC, 6.88%, 04/15/30 (Call 04/15/25)(a)	55	53,298
Midcap Financial Issuer Trust, 5.63%, 01/15/30 (Call 01/15/25)(a)	57	47,916
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30 (Call 12/15/25)(a)	92	82,591
Navient Corp., 9.38%, 07/25/30 (Call 10/25/29)	70	72,111
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	119	100,175
7.88%, 03/15/30 (Call 12/15/26)	95	96,953
		561,687
Electric — 1.5%
PG&E Corp., 5.25%, 07/01/30 (Call 07/01/25)	140	131,168
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	157	166,058
		297,226
Electronics — 0.6%
Sensata Technologies BV, 5.88%, 09/01/30 (Call 09/01/25)(a)	75	72,354
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)	63	56,423
		128,777
Energy - Alternate Sources — 0.4%
TerraForm Power Operating LLC, 4.75%, 01/15/30 (Call 01/15/25)(a)	101	90,133
Engineering & Construction — 1.0%
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(a)	182	195,409
Entertainment — 3.5%
Caesars Entertainment Inc., 7.00%, 02/15/30 (Call 02/15/26)(a)	276	277,982
Churchill Downs Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)	162	154,491
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30 (Call 08/01/25)(a)	53	54,047
Schedule of Investments
47

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2030 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Resorts World Las Vegas LLC/RWLV Capital Inc., 8.45%, 07/27/30 (Call 05/27/30)(a)	$55	$57,645
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(a)	113	106,963
WMG Acquisition Corp., 3.88%, 07/15/30 (Call 07/15/25)(a)	80	69,722
		720,850
Environmental Control — 0.2%
Covanta Holding Corp., 5.00%, 09/01/30 (Call 09/01/25)	57	49,491
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.88%, 02/15/30 (Call 02/15/25)(a)	135	125,856
Lamb Weston Holdings Inc., 4.13%, 01/31/30 (Call 01/31/25)(a)	135	120,316
Post Holdings Inc., 4.63%, 04/15/30 (Call 04/15/25)(a)	193	174,188
U.S. Foods Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	75	68,292
		488,652
Health Care - Products — 0.5%
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)	69	53,196
Neogen Food Safety Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)(b)	54	56,913
		110,109
Health Care - Services — 9.8%
Catalent Pharma Solutions Inc., 3.50%, 04/01/30 (Call 04/01/25)(a)	81	77,089
CHS/Community Health Systems Inc.
5.25%, 05/15/30 (Call 05/15/25)(a)	211	172,819
6.13%, 04/01/30 (Call 04/01/25)(a)	170	120,237
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)(b)	374	327,998
Encompass Health Corp., 4.75%, 02/01/30 (Call 02/01/25)	109	99,991
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)	80	81,015
IQVIA Inc., 6.50%, 05/15/30 (Call 05/15/26)(a)	70	70,426
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(a)	113	117,738
11.00%, 10/15/30 (Call 10/15/26)(a)	150	159,790
Molina Healthcare Inc., 3.88%, 11/15/30 (Call 08/17/30)(a)	87	75,579
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)	55	48,311
Radiology Partners Inc., 9.78%, 02/15/30 (Call 05/31/24), (9.87% PIK)(a)(c)	75	58,851
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)	138	144,532
Tenet Healthcare Corp.
4.38%, 01/15/30 (Call 12/01/24)	191	173,588
6.13%, 06/15/30 (Call 06/15/25)	276	271,915
		1,999,879
Home Builders — 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	60	53,582
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30 (Call 02/15/25)(a)	69	59,723
KB Home, 7.25%, 07/15/30 (Call 07/15/25)	50	51,225
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	38	32,939
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(a)	82	73,486
Security	Par (000)	Value
Home Builders (continued)
Taylor Morrison Communities Inc., 5.13%, 08/01/30 (Call 02/01/30)(a)	$70	$65,181
		336,136
Household Products & Wares — 0.3%
Central Garden & Pet Co., 4.13%, 10/15/30 (Call 10/15/25)(b)	70	61,187
Insurance — 3.5%
Constellation Insurance Inc., 6.80%, 01/24/30 (Call 10/24/29)(a)	60	57,725
HUB International Ltd., 7.25%, 06/15/30 (Call 06/15/26)(a)	451	458,122
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(a)	101	103,864
10.50%, 12/15/30 (Call 12/15/25)(a)	40	42,374
Ryan Specialty LLC, 4.38%, 02/01/30 (Call 02/01/25)(a)	55	50,476
		712,561
Internet — 1.0%
Gen Digital Inc., 7.13%, 09/30/30 (Call 09/30/25)(a)(b)	85	85,963
Match Group Holdings II LLC, 4.13%, 08/01/30 (Call 05/01/25)(a)	70	60,612
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	65	56,541
		203,116
Iron & Steel — 1.6%
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)	60	61,451
Carpenter Technology Corp., 7.63%, 03/15/30 (Call 03/15/25)	40	40,829
Cleveland-Cliffs Inc., 6.75%, 04/15/30 (Call 04/15/26)(a)	105	102,462
Commercial Metals Co., 4.13%, 01/15/30 (Call 01/15/25)	45	40,306
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(a)	85	87,114
		332,162
Leisure Time — 1.2%
Carnival Corp., 10.50%, 06/01/30 (Call 06/01/25)(a)	135	146,721
Royal Caribbean Cruises Ltd., 7.25%, 01/15/30 (Call 12/15/25)(a)	97	99,887
		246,608
Lodging — 0.8%
Hilton Domestic Operating Co. Inc., 4.88%, 01/15/30 (Call 01/15/25)	140	131,444
Travel & Leisure Co., 4.63%, 03/01/30 (Call 12/01/29)(a)	45	40,156
		171,600
Machinery — 1.4%
Chart Industries Inc., 7.50%, 01/01/30 (Call 01/01/26)(a)	201	205,712
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	75	76,894
		282,606
Manufacturing — 0.3%
Amsted Industries Inc., 4.63%, 05/15/30 (Call 05/15/25)(a)	59	52,947
Media — 8.5%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	92	70,357
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30 (Call 02/15/25)(a)	351	285,283
4.75%, 03/01/30 (Call 09/01/24)(a)	384	319,342
CSC Holdings LLC, 4.13%, 12/01/30 (Call 12/01/25)(a)	150	95,677
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(a)	98	95,257
48
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2030 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(a)(b)	$104	$62,577
Liberty Interactive LLC, 8.25%, 02/01/30	55	30,524
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	102	70,112
5.50%, 03/01/30 (Call 12/01/24)(a)	67	46,416
Sirius XM Radio Inc., 4.13%, 07/01/30 (Call 07/01/25)(a)	205	174,250
Univision Communications Inc., 7.38%, 06/30/30 (Call 06/30/25)(a)(b)	126	120,765
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	127	103,976
Virgin Media Secured Finance PLC, 4.50%, 08/15/30 (Call 08/15/25)(a)	125	105,636
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(a)	70	58,145
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	130	113,911
		1,752,228
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(a)	70	69,663
Mining — 2.2%
Arsenal AIC Parent LLC, 8.00%, 10/01/30 (Call 10/01/26)(a)	93	97,022
FMG Resources August Pty. Ltd., 5.88%, 04/15/30 (Call 01/15/30)(a)	93	89,365
Novelis Corp., 4.75%, 01/30/30 (Call 01/30/25)(a)	220	200,447
Taseko Mines Ltd., 8.25%, 05/01/30 (Call 11/01/26)(a)	56	56,899
		443,733
Oil & Gas — 8.8%
Antero Resources Corp., 5.38%, 03/01/30 (Call 03/01/25)(a)	80	76,059
Baytex Energy Corp., 8.50%, 04/30/30 (Call 04/30/26)(a)	110	114,611
Civitas Resources Inc., 8.63%, 11/01/30 (Call 11/01/26)(a)	135	144,063
Comstock Resources Inc., 5.88%, 01/15/30 (Call 01/15/25)(a)	136	124,035
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(a)	81	84,570
FORESEA Holding SA, 7.50%, 06/15/30 (Call 05/31/24)(a)	40	37,136
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 04/15/30 (Call 04/15/25)(a)	70	67,118
Nabors Industries Inc., 9.13%, 01/31/30 (Call 05/31/26)(a)	90	93,104
Noble Finance II LLC, 8.00%, 04/15/30 (Call 04/15/26)(a)	80	82,568
Parkland Corp., 4.63%, 05/01/30 (Call 05/01/25)(a)	109	98,576
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (Call 09/15/26)(a)	70	72,062
Range Resources Corp., 4.75%, 02/15/30 (Call 02/15/25)(a)	70	64,528
Seadrill Finance Ltd., 8.38%, 08/01/30 (Call 08/01/26)(a)	82	85,405
Southwestern Energy Co., 5.38%, 03/15/30 (Call 03/15/25)	162	153,804
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30 (Call 04/30/25)	109	98,215
Transocean Inc., 8.75%, 02/15/30 (Call 02/15/26)(a)	144	150,214
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)	146	150,014
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(a)(b)	59	57,395
Security	Par (000)	Value
Oil & Gas (continued)
Vital Energy Inc., 9.75%, 10/15/30 (Call 10/15/26)	$40	$43,581
		1,797,058
Oil & Gas Services — 1.0%
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	201	208,607
Packaging & Containers — 2.3%
Ball Corp., 2.88%, 08/15/30 (Call 05/15/30)	183	152,912
Clydesdale Acquisition Holdings Inc., 8.75%, 04/15/30 (Call 04/15/25)(a)	151	145,931
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	75	71,503
Graphic Packaging International LLC, 3.75%, 02/01/30 (Call 08/01/29)(a)	60	52,284
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	60	54,877
		477,507
Pharmaceuticals — 1.8%
AdaptHealth LLC, 5.13%, 03/01/30 (Call 03/01/25)(a)(b)	81	68,970
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	120	121,654
Owens & Minor Inc., 6.63%, 04/01/30 (Call 04/01/25)(a)	75	72,835
Perrigo Finance Unlimited Co., 4.65%, 06/15/30 (Call 03/15/30)	107	98,024
		361,483
Pipelines — 3.6%
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(a)	59	52,137
EQM Midstream Partners LP, 7.50%, 06/01/30 (Call 12/01/29)(a)	70	73,412
Genesis Energy LP/Genesis Energy Finance Corp., 8.88%, 04/15/30 (Call 04/15/26)	70	72,422
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	107	96,741
5.50%, 10/15/30 (Call 10/15/25)(a)	60	57,409
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)	138	133,473
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	81	80,212
Rockies Express Pipeline LLC, 4.80%, 05/15/30 (Call 02/15/30)(a)	49	44,264
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30 (Call 10/15/29)(a)	138	136,623
		746,693
Real Estate — 1.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(b)	86	75,251
Greystar Real Estate Partners LLC, 7.75%, 09/01/30 (Call 09/01/26)(a)	53	54,814
Kennedy-Wilson Inc., 4.75%, 02/01/30 (Call 09/01/24)	82	64,978
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/30 (Call 04/15/25)(a)(b)	64	42,916
		237,959
Real Estate Investment Trusts — 1.8%
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)(b)	55	45,549
Hudson Pacific Properties LP, 3.25%, 01/15/30 (Call 10/15/29)	55	41,752
Iron Mountain Inc., 5.25%, 07/15/30 (Call 07/15/25)(a)	172	159,767
Service Properties Trust, 4.38%, 02/15/30 (Call 08/15/29)	55	41,893
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)	98	76,355
		365,316
Schedule of Investments
49

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2030 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 6.0%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30 (Call 10/15/25)(a)	$392	$337,737
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	70	62,456
Asbury Automotive Group Inc., 4.75%, 03/01/30 (Call 03/01/25)	67	60,650
Bath & Body Works Inc., 6.63%, 10/01/30 (Call 10/01/25)(a)	130	129,969
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(a)	80	79,876
Brinker International Inc., 8.25%, 07/15/30 (Call 07/15/26)(a)	54	56,330
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30 (Call 01/15/25)(a)	168	146,335
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)	80	75,529
Macy's Retail Holdings LLC, 5.88%, 03/15/30 (Call 03/15/25)(a)	60	57,250
Nordstrom Inc., 4.38%, 04/01/30 (Call 01/01/30)(b)	69	61,603
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(b)	70	60,022
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	110	103,061
		1,230,818
Semiconductors — 0.6%
Entegris Inc., 5.95%, 06/15/30 (Call 06/15/25)(a)	120	116,878
Software — 3.1%
AthenaHealth Group Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)	317	285,565
Capstone Borrower Inc., 8.00%, 06/15/30 (Call 06/15/26)(a)	58	58,454
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	126	110,703
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)	57	57,997
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	138	119,288
		632,007
Telecommunications — 3.9%
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)	60	52,634
Frontier Communications Holdings LLC
6.00%, 01/15/30 (Call 10/15/24)(a)	140	116,934
8.75%, 05/15/30 (Call 05/15/25)(a)	162	164,977
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	414	396,390
Security	Par (000)	Value
Telecommunications (continued)
Level 3 Financing Inc., 10.50%, 05/15/30 (Call 05/15/26)(a)	$65	$64,944
		795,879
Transportation — 1.5%
Brightline East LLC, 11.00%, 01/31/30 (Call 05/09/27)(a)	200	198,067
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(a)(b)	115	113,693
		311,760
Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/30 (Call 12/01/26)(a)	75	78,062
Total Long-Term Investments — 98.7% (Cost: $19,984,775)		20,239,639
	Shares
Short-Term Securities
Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	1,323,314	1,323,711
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	210,000	210,000
Total Short-Term Securities — 7.5% (Cost: $1,533,756)		1,533,711
Total Investments — 106.2% (Cost: $21,518,531)		21,773,350
Liabilities in Excess of Other Assets — (6.2)%		(1,273,398)
Net Assets — 100.0%		$20,499,952

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
50
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® 2030 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,064,051	$259,830 (a)	$—	$(102)	$(68)	$1,323,711	1,323,314	$3,166 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	190,000 (a)	—	—	—	210,000	210,000	1,821	—
				$(102)	$(68)	$1,533,711		$4,987	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$20,239,639	$—	$20,239,639
Short-Term Securities
Money Market Funds	1,533,711	—	—	1,533,711
	$1,533,711	$20,239,639	$—	$21,773,350
See notes to financial statements.
Schedule of Investments
51

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares iBonds 2024 Term High Yield and Income ETF	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$426,095,951	$487,330,211	$343,272,421	$101,947,213
Investments, at value—affiliated(c)	46,778,548	67,575,144	41,306,467	13,606,018
Cash	153,523	—	1,817,256	7,481
Foreign currency, at value(d)	449	199	59	—
Receivables:
Investments sold	—	—	7,168,337	701,148
Securities lending income—affiliated	7,012	21,996	26,053	5,076
Capital shares sold	150,000	605,462	—	—
Dividends— affiliated	165,594	87,652	45,923	3,055
Interest—unaffiliated	5,184,671	8,402,267	5,459,130	1,809,915
Total assets	478,535,748	564,022,931	399,095,646	118,079,906
LIABILITIES
Bank overdraft	—	22,917	—	—
Collateral on securities loaned, at value	19,995,380	50,327,552	34,333,128	12,797,318
Payables:
Investments purchased	150,000	13,456,615	10,073,109	130,263
Investment advisory fees	131,332	136,775	101,682	29,234
Total liabilities	20,276,712	63,943,859	44,507,919	12,956,815
Commitments and contingent liabilities
NET ASSETS	$458,259,036	$500,079,072	$354,587,727	$105,123,091
NET ASSETS CONSIST OF
Paid-in capital	$455,449,173	$496,560,362	$354,185,769	$106,205,029
Accumulated earnings (loss)	2,809,863	3,518,710	401,958	(1,081,938)
NET ASSETS	$458,259,036	$500,079,072	$354,587,727	$105,123,091
NET ASSET VALUE
Shares outstanding	19,700,000	21,500,000	15,550,000	4,800,000
Net asset value	$23.26	$23.26	$22.80	$21.90
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$426,861,681	$486,252,332	$343,738,977	$102,063,639
(b) Securities loaned, at value	$19,739,230	$48,399,341	$32,927,208	$12,303,600
(c) Investments, at cost—affiliated	$46,772,369	$67,569,869	$41,303,988	$13,605,224
(d) Foreign currency, at cost	$459	$202	$59	$—
See notes to financial statements.
52
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares iBonds 2028 Term High Yield and Income ETF	iShares iBonds 2029 Term High Yield and Income ETF	iShares iBonds 2030 Term High Yield and Income ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$71,954,761	$40,398,418	$20,239,639
Investments, at value—affiliated(c)	9,234,968	4,884,391	1,533,711
Cash	6,223	4,168	9,626
Receivables:
Investments sold	411,505	390,580	156,278
Securities lending income—affiliated	3,484	1,883	698
Capital shares sold	—	10,615	—
Dividends—affiliated	4,815	559	677
Interest— unaffiliated	1,250,294	614,260	328,179
Total assets	82,866,050	46,304,874	22,268,808
LIABILITIES
Collateral on securities loaned, at value	7,185,927	4,834,672	1,323,876
Payables:
Investments purchased	1,078,225	330,824	439,699
Investment advisory fees	20,513	11,048	5,281
Total liabilities	8,284,665	5,176,544	1,768,856
Commitments and contingent liabilities
NET ASSETS	$74,581,385	$41,128,330	$20,499,952
NET ASSETS CONSIST OF
Paid-in capital	$74,802,806	$41,809,530	$20,157,911
Accumulated earnings (loss)	(221,421)	(681,200)	342,041
NET ASSETS	$74,581,385	$41,128,330	$20,499,952
NET ASSET VALUE
Shares outstanding	3,250,000	1,800,000	800,000
Net asset value	$22.95	$22.85	$25.62
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$71,929,999	$40,632,960	$19,984,775
(b) Securities loaned, at value	$6,905,392	$4,630,109	$1,269,152
(c) Investments, at cost—affiliated	$9,234,978	$4,884,306	$1,533,756
See notes to financial statements.
Financial Statements
53

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares iBonds 2024 Term High Yield and Income ETF	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF
INVESTMENT INCOME
Dividends—affiliated	$649,661	$390,587	$195,139	$27,159
Interest—unaffiliated	15,833,271	14,390,077	11,283,362	3,040,278
Securities lending income—affiliated—net	146,555	151,938	127,905	23,404
Other income—unaffiliated	—	—	—	23,035
Total investment income	16,629,487	14,932,602	11,606,406	3,113,876
EXPENSES
Investment advisory	824,430	664,844	494,809	138,228
Litigation fees	5,308	—	889	—
Interest expense	—	—	60	—
Total expenses	829,738	664,844	495,758	138,228
Less:
Investment advisory fees waived	(10,971)	(6,611)	(3,302)	(459)
Total expenses after fees waived	818,767	658,233	492,456	137,769
Net investment income	15,810,720	14,274,369	11,113,950	2,976,107
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	1,438,116	2,620,473	(847,263)	(405,291)
Investments—affiliated	4,745	(1,421)	(4,939)	(1,043)
In-kind redemptions—unaffiliated(a)	255,009	—	1,124,432	—
	1,697,870	2,619,052	272,230	(406,334)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	2,748,252	5,637,566	2,994,466	1,859,596
Investments—affiliated	(5,321)	(3,700)	(2,699)	(1,105)
Foreign currency translations	4	(1)	—	—
	2,742,935	5,633,865	2,991,767	1,858,491
Net realized and unrealized gain	4,440,805	8,252,917	3,263,997	1,452,157
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,251,525	$22,527,286	$14,377,947	$4,428,264
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
54
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

	iShares iBonds 2028 Term High Yield and Income ETF	iShares iBonds 2029 Term High Yield and Income ETF	iShares iBonds 2030 Term High Yield and Income ETF
INVESTMENT INCOME
Dividends—affiliated	$13,241	$2,887	$1,821
Interest—unaffiliated	2,029,329	911,601	555,260
Securities lending income—affiliated—net	15,279	8,184	3,166
Other income—unaffiliated	3,637	1,836	4,011
Total investment income	2,061,486	924,508	564,258
EXPENSES
Investment advisory	90,955	41,996	25,461
Total expenses	90,955	41,996	25,461
Less:
Investment advisory fees waived	(220)	(49)	(30)
Total expenses after fees waived	90,735	41,947	25,431
Net investment income	1,970,751	882,561	538,827
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(7,607)	(72,916)	(13,074)
Investments—affiliated	(837)	(573)	(102)
	(8,444)	(73,489)	(13,176)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	922,536	609,566	672,484
Investments—affiliated	(796)	(443)	(68)
	921,740	609,123	672,416
Net realized and unrealized gain	913,296	535,634	659,240
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,884,047	$1,418,195	$1,198,067
See notes to financial statements.
Financial Statements
55

Statements of Changes in Net Assets

	iShares iBonds 2024 Term High Yield and Income ETF		iShares iBonds 2025 Term High Yield and Income ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,810,720	$19,627,806	$14,274,369	$13,050,914
Net realized gain (loss)	1,697,870	1,565,315	2,619,052	(919,817)
Net change in unrealized appreciation (depreciation)	2,742,935	654,706	5,633,865	(1,078,800)
Net increase in net assets resulting from operations	20,251,525	21,847,827	22,527,286	11,052,297
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,742,453)(b)	(17,855,421)	(13,233,025)(b)	(11,849,520)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	46,118,320	254,602,310	210,366,315	195,746,304
NET ASSETS
Total increase in net assets	50,627,392	258,594,716	219,660,576	194,949,081
Beginning of period	407,631,644	149,036,928	280,418,496	85,469,415
End of period	$458,259,036	$407,631,644	$500,079,072	$280,418,496

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
56
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares iBonds 2026 Term High Yield and Income ETF		iShares iBonds 2027 Term High Yield and Income ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,113,950	$6,443,670	$2,976,107	$2,076,993
Net realized gain (loss)	272,230	(1,025,640)	(406,334)	(710,452)
Net change in unrealized appreciation (depreciation)	2,991,767	(1,106,424)	1,858,491	(459,570)
Net increase in net assets resulting from operations	14,377,947	4,311,606	4,428,264	906,971
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,737,320)(b)	(5,729,403)	(2,663,502)(b)	(1,896,130)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	205,464,713	110,266,175	50,568,456	38,871,572
NET ASSETS
Total increase in net assets	210,105,340	108,848,378	52,333,218	37,882,413
Beginning of period	144,482,387	35,634,009	52,789,873	14,907,460
End of period	$354,587,727	$144,482,387	$105,123,091	$52,789,873

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
57

Statements of Changes in Net Assets(continued)

	iShares iBonds 2028 Term High Yield and Income ETF		iShares iBonds 2029 Term High Yield and Income ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,970,751	$1,015,445	$882,561	$607,051
Net realized loss	(8,444)	(487,069)	(73,489)	(619,583)
Net change in unrealized appreciation (depreciation)	921,740	120,936	609,123	529,473
Net increase in net assets resulting from operations	2,884,047	649,312	1,418,195	516,941
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,631,177)(b)	(971,285)	(700,215)(b)	(615,370)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	55,900,566	6,656,991	29,723,535	(80,531)
NET ASSETS
Total increase (decrease) in net assets	57,153,436	6,335,018	30,441,515	(178,960)
Beginning of period	17,427,949	11,092,931	10,686,815	10,865,775
End of period	$74,581,385	$17,427,949	$41,128,330	$10,686,815

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
58
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares iBonds 2030 Term High Yield and Income ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 06/21/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$538,827	$258,419
Net realized loss	(13,176)	(11,779)
Net change in unrealized appreciation (depreciation)	672,416	(417,597)
Net increase (decrease) in net assets resulting from operations	1,198,067	(170,957)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(487,716)(c)	(197,353)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,138,475	10,019,436
NET ASSETS
Total increase in net assets	10,848,826	9,651,126
Beginning of period	9,651,126	—
End of period	$20,499,952	$9,651,126

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
59

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds 2024 Term High Yield and Income ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19(a) to 10/31/19
Net asset value, beginning of period	$23.03	$22.58	$24.63	$23.38	$25.21	$25.00
Net investment income(b)	0.77	1.65	1.09	1.08	1.33	0.68
Net realized and unrealized gain (loss)(c)	0.24	0.35	(2.12)	1.33	(1.79)	0.09
Net increase (decrease) from investment operations	1.01	2.00	(1.03)	2.41	(0.46)	0.77
Distributions from net investment income(d)	(0.78)(e)	(1.55)	(1.02)	(1.16)	(1.37)	(0.56)
Net asset value, end of period	$23.26	$23.03	$22.58	$24.63	$23.38	$25.21
Total Return(f)
Based on net asset value	4.46%(g)	9.10%	(4.21)%	10.42%	(1.72)%	3.08%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%(i)
Net investment income	6.71%(i)	7.17%	4.72%	4.39%	5.61%	5.55%(i)
Supplemental Data
Net assets, end of period (000)	$458,259	$407,632	$149,037	$51,727	$9,354	$12,604
Portfolio turnover rate(j)	1%	41%	24%	44%	42%	10%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
60
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2025 Term High Yield and Income ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19(a) to 10/31/19
Net asset value, beginning of period	$22.61	$22.49	$24.89	$24.07	$25.13	$25.00
Net investment income(b)	0.86	1.69	1.26	1.14	1.37	0.71
Net realized and unrealized gain (loss)(c)	0.64	0.02	(2.43)	0.95	(0.99)	0.00 (d)
Net increase (decrease) from investment operations	1.50	1.71	(1.17)	2.09	0.38	0.71
Distributions from net investment income(e)	(0.85)(f)	(1.59)	(1.23)	(1.27)	(1.44)	(0.58)
Net asset value, end of period	$23.26	$22.61	$22.49	$24.89	$24.07	$25.13
Total Return(g)
Based on net asset value	6.72%(h)	7.82%	(4.77)%	8.77%	1.71%	2.87%(h)
Ratios to Average Net Assets(i)
Total expenses	0.35%(j)	0.35%	0.35%	0.35%	0.35%	0.35%(j)
Total expenses after fees waived	0.35%(j)	0.35%	0.35%	0.35%	0.35%	0.35%(j)
Net investment income	7.51%(j)	7.43%	5.37%	4.58%	5.73%	5.84%(j)
Supplemental Data
Net assets, end of period (000)	$500,079	$280,418	$85,469	$39,819	$16,847	$12,565
Portfolio turnover rate(k)	39%	36%	20%	29%	42%	5%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Rounds to less than $0.01.
(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
61

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2026 Term High Yield and Income ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Period From 11/10/20(a) to 10/31/21
Net asset value, beginning of period	$22.23	$22.27	$25.40	$25.00
Net investment income(b)	0.89	1.73	1.28	1.06
Net realized and unrealized gain (loss)(c)	0.53	(0.15)	(3.15)	0.37
Net increase (decrease) from investment operations	1.42	1.58	(1.87)	1.43
Distributions from net investment income(d)	(0.85)(e)	(1.62)	(1.26)	(1.03)
Net asset value, end of period	$22.80	$22.23	$22.27	$25.40
Total Return(f)
Based on net asset value	6.49%(g)	7.22%	(7.52)%	5.79%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%	0.35%	0.35%(i)
Net investment income	7.86%(i)	7.68%	5.46%	4.26%(i)
Supplemental Data
Net assets, end of period (000)	$354,588	$144,482	$35,634	$20,321
Portfolio turnover rate(j)	23%	15%	15%	35%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
62
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2027 Term High Yield and Income ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Period From 07/07/21(a) to 10/31/21
Net asset value, beginning of period	$21.12	$21.30	$24.85	$25.00
Net investment income(b)	0.82	1.51	1.01	0.25
Net realized and unrealized gain (loss)(c)	0.75	(0.26)	(3.36)	(0.21)
Net increase (decrease) from investment operations	1.57	1.25	(2.35)	0.04
Distributions from net investment income(d)	(0.79)(e)	(1.43)	(1.20)	(0.19)
Net asset value, end of period	$21.90	$21.12	$21.30	$24.85
Total Return(f)
Based on net asset value	7.54%(g)	5.94%	(9.71)%	0.15%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%	0.35%	0.35%(i)
Net investment income	7.54%(i)	6.97%	4.41%	3.19%(i)
Supplemental Data
Net assets, end of period (000)	$105,123	$52,790	$14,907	$12,425
Portfolio turnover rate(j)	9%	14%	13%	3%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
63

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2028 Term High Yield and Income ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period From 03/08/22(a) to 10/31/22
Net asset value, beginning of period	$21.78	$22.19	$25.00
Net investment income(b)	0.87	1.59	0.94
Net realized and unrealized gain (loss)(c)	1.07	(0.43)	(2.95)
Net increase (decrease) from investment operations	1.94	1.16	(2.01)
Distributions from net investment income(d)	(0.77)(e)	(1.57)	(0.80)
Net asset value, end of period	$22.95	$21.78	$22.19
Total Return(f)
Based on net asset value	8.94%(g)	5.32%	(8.10)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%	0.35%(i)
Net investment income	7.58%(i)	7.14%	6.26%(i)
Supplemental Data
Net assets, end of period (000)	$74,581	$17,428	$11,093
Portfolio turnover rate(j)	6%	29%	8%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
64
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2029 Term High Yield and Income ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period From 03/08/22(a) to 10/31/22
Net asset value, beginning of period	$21.37	$21.73	$25.00
Net investment income(b)	0.84	1.48	0.91
Net realized and unrealized gain (loss)(c)	1.37	(0.32)	(3.41)
Net increase (decrease) from investment operations	2.21	1.16	(2.50)
Distributions from net investment income(d)	(0.73)(e)	(1.52)	(0.77)
Net asset value, end of period	$22.85	$21.37	$21.73
Total Return(f)
Based on net asset value	10.38%(g)	5.33%	(10.06)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%	0.35%(i)
Net investment income	7.36%(i)	6.72%	6.11%(i)
Supplemental Data
Net assets, end of period (000)	$41,128	$10,687	$10,866
Portfolio turnover rate(j)	10%	16%	14%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
65

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2030 Term High Yield and Income ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 06/21/23(a) to 10/31/23
Net asset value, beginning of period	$24.13	$25.00
Net investment income(b)	0.94	0.65
Net realized and unrealized gain (loss)(c)	1.48	(1.03)
Net increase (decrease) from investment operations	2.42	(0.38)
Distributions from net investment income(d)	(0.93)(e)	(0.49)
Net asset value, end of period	$25.62	$24.13
Total Return(f)
Based on net asset value	10.14%(g)	(1.56)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%(i)
Net investment income	7.41%(i)	7.15%(i)
Supplemental Data
Net assets, end of period (000)	$20,500	$9,651
Portfolio turnover rate(j)	11%	12%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
66
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds 2024 Term High Yield and Income	Diversified
iBonds 2025 Term High Yield and Income	Diversified
iBonds 2026 Term High Yield and Income	Diversified
iBonds 2027 Term High Yield and Income	Non-diversified
iBonds 2028 Term High Yield and Income	Non-diversified
iBonds 2029 Term High Yield and Income	Non-diversified
iBonds 2030 Term High Yield and Income	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment  Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Notes to Financial Statements
67

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
68
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds 2024 Term High Yield and Income
BNP Paribas SA	$1,128,261	$(1,128,261)	$—	$—
BofA Securities, Inc.	261,582	(261,582)	—	—
Goldman Sachs & Co. LLC	8,592,685	(8,503,696)	—	88,989(b)
J.P. Morgan Securities LLC	2,586,845	(2,586,845)	—	—
Jefferies LLC	273,572	(273,572)	—	—
Morgan Stanley	5,481,990	(5,481,990)	—	—
Pershing LLC	690,474	(690,474)	—	—
RBC Capital Markets LLC	98,626	(98,626)	—	—
Scotia Capital (USA), Inc.	198,204	(198,204)	—	—
Wells Fargo Securities LLC	426,991	(426,991)	—	—
	$19,739,230	$(19,650,241)	$—	$88,989
iBonds 2025 Term High Yield and Income
Barclays Capital, Inc.	$1,268,830	$(1,268,830)	$—	$—
BMO Capital Markets Corp.	859,804	(859,804)	—	—
BNP Paribas SA	—	—	—	—
BNP Paribas SA	2,793,953	(2,793,953)	—	—
BofA Securities, Inc.	1,078,460	(1,078,460)	—	—
Goldman Sachs & Co. LLC	11,212,457	(11,212,457)	—	—
J.P. Morgan Securities LLC	14,289,017	(14,289,017)	—	—
Jefferies LLC	1,050,341	(1,050,341)	—	—
Morgan Stanley	8,197,121	(8,197,121)	—	—
Pershing LLC	297,817	(297,817)	—	—
RBC Capital Markets LLC	2,119,448	(2,119,448)	—	—
Toronto-Dominion Bank	4,260,327	(4,260,327)	—	—
Wells Fargo Securities LLC	971,766	(971,766)	—	—
	$48,399,341	$(48,399,341)	$—	$—
Notes to Financial Statements
69

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds 2026 Term High Yield and Income
Barclays Bank PLC	$3,605,544	$(3,605,544)	$—	$—
Barclays Capital, Inc.	238,030	(238,030)	—	—
BNP Paribas SA	2,979,777	(2,979,777)	—	—
Goldman Sachs & Co. LLC	6,798,665	(6,798,665)	—	—
J.P. Morgan Securities LLC	4,561,794	(4,561,794)	—	—
Jefferies LLC	2,721,915	(2,721,915)	—	—
Morgan Stanley	1,419,320	(1,419,320)	—	—
Nomura Securities International, Inc.	843,460	(843,460)	—	—
Pershing LLC	1,406,496	(1,406,496)	—	—
RBC Capital Markets LLC	5,192,126	(5,192,126)	—	—
Scotia Capital (USA), Inc.	345,910	(345,910)	—	—
TD Securities (USA) LLC	122,742	(122,742)	—	—
Toronto-Dominion Bank	1,854,562	(1,854,562)	—	—
UBS Securities LLC	198,064	(198,064)	—	—
Wells Fargo Securities LLC	638,803	(638,803)	—	—
	$32,927,208	$(32,927,208)	$—	$—
iBonds 2027 Term High Yield and Income
Barclays Bank PLC	$2,156,509	$(2,156,509)	$—	$—
Barclays Capital, Inc.	42,600	(42,600)	—	—
BofA Securities, Inc.	1,098,827	(1,098,827)	—	—
Citadel Clearing LLC	652,902	(652,902)	—	—
J.P. Morgan Securities LLC	3,001,401	(3,001,401)	—	—
Jefferies LLC	673,322	(673,322)	—	—
Nomura Securities International, Inc.	221,379	(221,379)	—	—
RBC Capital Markets LLC	3,099,801	(3,099,801)	—	—
Scotia Capital (USA), Inc.	903,406	(903,406)	—	—
Toronto-Dominion Bank	231,649	(231,649)	—	—
UBS AG	9,017	(9,017)	—	—
UBS Securities LLC	65,935	(65,935)	—	—
Wells Fargo Securities LLC	146,852	(146,852)	—	—
	$12,303,600	$(12,303,600)	$—	$—
iBonds 2028 Term High Yield and Income
BMO Capital Markets Corp.	$349,335	$(349,335)	$—	$—
J.P. Morgan Securities LLC	2,512,861	(2,512,861)	—	—
Jefferies LLC	884,438	(884,438)	—	—
RBC Capital Markets LLC	1,539,464	(1,539,464)	—	—
Scotia Capital (USA), Inc.	900,875	(900,875)	—	—
Toronto-Dominion Bank	128,974	(128,974)	—	—
Wells Fargo Bank N.A.	427,649	(427,649)	—	—
Wells Fargo Securities LLC	161,796	(161,796)	—	—
	$6,905,392	$(6,905,392)	$—	$—
iBonds 2029 Term High Yield and Income
BMO Capital Markets Corp.	$141,212	$(141,212)	$—	$—
J.P. Morgan Securities LLC	898,857	(898,857)	—	—
Jefferies LLC	817,605	(817,605)	—	—
RBC Capital Markets LLC	1,449,434	(1,449,434)	—	—
Scotia Capital (USA), Inc.	584,876	(584,876)	—	—
TD Securities (USA) LLC	30,586	(30,586)	—	—
Toronto-Dominion Bank	275,059	(275,059)	—	—
UBS Securities LLC	63,783	(63,783)	—	—
Wells Fargo Bank N.A.	153,410	(153,410)	—	—
Wells Fargo Securities LLC	215,287	(215,287)	—	—
	$4,630,109	$(4,630,109)	$—	$—
70
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds 2030 Term High Yield and Income
BMO Capital Markets Corp.	$45,721	$(45,721)	$—	$—
BofA Securities, Inc.	127,096	(127,096)	—	—
Jefferies LLC	304,037	(304,037)	—	—
RBC Capital Markets LLC	721,401	(721,401)	—	—
Wells Fargo Bank N.A.	55,357	(55,357)	—	—
Wells Fargo Securities LLC	15,540	(15,540)	—	—
	$1,269,152	$(1,269,152)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies ("acquired fund fees and expenses"). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund's investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds 2024 Term High Yield and Income	$10,971
iBonds 2025 Term High Yield and Income	6,611
iBonds 2026 Term High Yield and Income	3,302
iBonds 2027 Term High Yield and Income	459
iBonds 2028 Term High Yield and Income	220
iBonds 2029 Term High Yield and Income	49
iBonds 2030 Term High Yield and Income	30
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for
Notes to Financial Statements
71

Notes to Financial Statements (unaudited) (continued)
securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds 2024 Term High Yield and Income	$34,517
iBonds 2025 Term High Yield and Income	38,290
iBonds 2026 Term High Yield and Income	33,147
iBonds 2027 Term High Yield and Income	6,600
iBonds 2028 Term High Yield and Income	4,223
iBonds 2029 Term High Yield and Income	2,309
iBonds 2030 Term High Yield and Income	801
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds 2024 Term High Yield and Income	$3,021,189	$109,413,867
iBonds 2025 Term High Yield and Income	141,816,480	150,139,059
iBonds 2026 Term High Yield and Income	62,004,102	65,459,312
iBonds 2027 Term High Yield and Income	7,019,833	7,073,273
iBonds 2028 Term High Yield and Income	2,943,876	3,218,575
iBonds 2029 Term High Yield and Income	2,695,535	2,296,257
iBonds 2030 Term High Yield and Income	1,624,567	1,609,335
72
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds 2024 Term High Yield and Income	$96,673,830	$44,918,501
iBonds 2025 Term High Yield and Income	206,881,208	—
iBonds 2026 Term High Yield and Income	229,681,116	27,479,094
iBonds 2027 Term High Yield and Income	49,629,063	—
iBonds 2028 Term High Yield and Income	54,106,970	—
iBonds 2029 Term High Yield and Income	28,880,982	—
iBonds 2030 Term High Yield and Income	9,984,470	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
iBonds 2024 Term High Yield and Income	$(305,795)
iBonds 2025 Term High Yield and Income	(2,688,665)
iBonds 2026 Term High Yield and Income	(1,589,017)
iBonds 2027 Term High Yield and Income	(1,037,124)
iBonds 2028 Term High Yield and Income	(675,490)
iBonds 2029 Term High Yield and Income	(603,585)
iBonds 2030 Term High Yield and Income	(11,499)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds 2024 Term High Yield and Income	$473,886,676	$1,040,938	$(2,053,115)	$(1,012,177)
iBonds 2025 Term High Yield and Income	554,196,929	2,729,132	(2,020,706)	708,426
iBonds 2026 Term High Yield and Income	385,197,017	2,584,507	(3,202,636)	(618,129)
iBonds 2027 Term High Yield and Income	115,811,809	933,617	(1,192,195)	(258,578)
iBonds 2028 Term High Yield and Income	81,181,572	795,918	(787,761)	8,157
iBonds 2029 Term High Yield and Income	45,525,139	331,817	(574,147)	(242,330)
iBonds 2030 Term High Yield and Income	21,520,037	335,311	(81,998)	253,313
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Notes to Financial Statements
73

Notes to Financial Statements (unaudited) (continued)
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2024 Term High Yield and Income
Shares sold	4,200,000	$97,229,245	11,500,000	$263,758,821
Shares redeemed	(2,200,000)	(51,110,925)	(400,000)	(9,156,511)
	2,000,000	$46,118,320	11,100,000	$254,602,310
74
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2025 Term High Yield and Income
Shares sold	9,100,000	$210,366,315	8,700,000	$198,039,859
Shares redeemed	—	—	(100,000)	(2,293,555)
	9,100,000	$210,366,315	8,600,000	$195,746,304
iBonds 2026 Term High Yield and Income
Shares sold	10,300,000	$233,972,012	4,900,000	$110,266,175
Shares redeemed	(1,250,000)	(28,507,299)	—	—
	9,050,000	$205,464,713	4,900,000	$110,266,175
iBonds 2027 Term High Yield and Income
Shares sold	2,300,000	$50,568,456	1,800,000	$38,871,572
iBonds 2028 Term High Yield and Income
Shares sold	2,450,000	$55,900,566	300,000	$6,656,991
iBonds 2029 Term High Yield and Income
Shares sold	1,300,000	$29,723,535	200,000	$4,343,111
Shares redeemed	—	—	(200,000)	(4,423,642)
	1,300,000	$29,723,535	—	$(80,531)

	Six Months Ended 04/30/24		Period Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2030 Term High Yield and Income(a)
Shares sold	400,000	$10,138,475	400,000	$10,019,436

(a)	The Fund commenced operations on June 21, 2023.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
75

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds 2024 Term High Yield and Income ETF, iShares iBonds 2025 Term High Yield and Income ETF, iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF and iShares iBonds 2030 Term High Yield and Income ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
76
2024 iShares Semi-Annual Report to Shareholders

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Supplemental Information
77

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 •  Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
78
2024 iShares Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Portfolio Abbreviation
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
79

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1023-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares iBonds Dec 2024 Term Corporate ETF | IBDP | NYSE Arca
• iShares iBonds Dec 2025 Term Corporate ETF | IBDQ | NYSE Arca
• iShares iBonds Dec 2026 Term Corporate ETF | IBDR | NYSE Arca
• iShares iBonds Dec 2027 Term Corporate ETF | IBDS | NYSE Arca
• iShares iBonds Dec 2028 Term Corporate ETF | IBDT | NYSE Arca
• iShares iBonds Dec 2029 Term Corporate ETF | IBDU | NYSE Arca
• iShares iBonds Dec 2030 Term Corporate ETF | IBDV | NYSE Arca
• iShares iBonds Dec 2031 Term Corporate ETF | IBDW | NYSE Arca
• iShares iBonds Dec 2032 Term Corporate ETF | IBDX | NYSE Arca
• iShares iBonds Dec 2033 Term Corporate ETF | IBDY | NYSE Arca

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2024 Term Corporate ETF
Investment Objective
The iShares iBonds Dec 2024  Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Bloomberg December 2024 Maturity Corporate Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.01%	5.19%	2.76%	3.01%	5.19%	14.60%	31.15%
Fund Market	3.06	5.13	2.74	3.01	5.13	14.47	31.12
Index	2.97	5.16	2.85	3.14	5.16	15.09	32.69
The inception date of the Fund was March 11, 2015. The first day of secondary market trading was March 12, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,030.10	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	1.7%
Aa	5.1
A	49.3
Baa	41.1
Ba	1.0
Not Rated	2.0
Short-Term and Other Assets	(0.2)
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
AbbVie Inc., 2.60%, 11/21/24	1.2%
JPMorgan Chase & Co., 3.88%, 09/10/24	1.0
Morgan Stanley, 3.70%, 10/23/24	1.0
Bank of America Corp., 4.20%, 08/26/24	1.0
International Business Machines Corp., 3.00%, 05/15/24	0.9

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
Investment Objective
The iShares iBonds Dec 2025  Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Bloomberg December 2025 Maturity Corporate Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.33%	4.29%	2.63%	3.01%	4.29%	13.86%	31.11%
Fund Market	3.26	4.21	2.60	3.00	4.21	13.67	31.03
Index	3.36	4.33	2.64	3.07	4.33	13.94	31.79
The inception date of the Fund was March 11, 2015. The first day of secondary market trading was March 12, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,033.30	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	2.1%
Aa	8.6
A	41.6
Baa	43.1
Ba	2.2
Not Rated	1.2
Short-Term and Other Assets	1.2
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	0.7%
Visa Inc., 3.15%, 12/14/25	0.6
AbbVie Inc., 3.60%, 05/14/25	0.6
Boeing Co. (The), 4.88%, 05/01/25	0.6
Goldman Sachs Group Inc. (The), 3.50%, 04/01/25	0.6

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
Investment Objective
The iShares iBonds Dec 2026  Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2026, as represented by the Bloomberg December 2026 Maturity Corporate Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.79%	3.33%	2.39%	2.41%	3.33%	12.51%	19.92%
Fund Market	3.75	3.29	2.33	2.41	3.29	12.22	19.93
Index	3.81	3.40	2.47	2.51	3.40	12.98	20.83
The inception date of the Fund was September 13, 2016. The first day of secondary market trading was September 15, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,037.90	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	2.4%
Aa	9.3
A	41.4
Baa	41.1
Ba	2.2
Not Rated	1.4
Short-Term and Other Assets	2.2
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
Boeing Co. (The), 2.20%, 02/04/26	0.7%
Microsoft Corp., 2.40%, 08/08/26	0.6
AbbVie Inc., 2.95%, 11/21/26	0.6
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	0.6
Wells Fargo & Co., 3.00%, 04/22/26	0.5

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
Investment Objective
The iShares iBonds Dec 2027  Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2027, as represented by the Bloomberg December 2027 Maturity Corporate Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.57%	2.62%	2.22%	2.31%	2.62%	11.61%	16.37%
Fund Market	4.58	2.67	2.18	2.32	2.67	11.41	16.43
Index	4.60	2.66	2.27	2.37	2.66	11.90	16.79
The inception date of the Fund was September 12, 2017. The first day of secondary market trading was September 14, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,045.70	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	2.9%
Aa	5.7
A	35.3
Baa	50.6
Ba	2.1
Not Rated	2.0
Short-Term and Other Assets	1.4
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
T-Mobile USA Inc., 3.75%, 04/15/27	0.8%
Warnermedia Holdings Inc., 3.76%, 03/15/27	0.8
Citigroup Inc., 4.45%, 09/29/27	0.8
Microsoft Corp., 3.30%, 02/06/27	0.7
Verizon Communications Inc., 4.13%, 03/16/27	0.7

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
Investment Objective
The iShares iBonds Dec 2028  Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2028, as represented by the Bloomberg December 2028 Maturity Corporate Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.19%	2.30%	1.94%	3.00%	2.30%	10.09%	18.03%
Fund Market	5.29	2.31	1.89	3.00	2.31	9.81	18.08
Index	5.22	2.35	2.00	3.04	2.35	10.39	18.30
The inception date of the Fund was September 18, 2018. The first day of secondary market trading was September 20, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,051.90	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	1.2%
Aa	5.1
A	33.8
Baa	54.7
Ba	2.5
Not Rated	1.2
Short-Term and Other Assets	1.5
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
CVS Health Corp., 4.30%, 03/25/28	0.9%
Verizon Communications Inc., 4.33%, 09/21/28	0.8
Comcast Corp., 4.15%, 10/15/28	0.7
Cigna Group (The), 4.38%, 10/15/28	0.7
Amgen Inc., 5.15%, 03/02/28	0.7

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
Investment Objective
The iShares iBonds Dec 2029  Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2029, as represented by the Bloomberg December 2029 Maturity Corporate Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.95%	2.06%	0.65%	2.06%	3.03%
Fund Market	5.91	2.05	0.66	2.05	3.08
Index	5.98	2.08	0.69	2.08	3.24
The inception date of the Fund was September 17, 2019. The first day of secondary market trading was September 19, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,059.50	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	0.7%
Aa	3.2
A	38.2
Baa	50.6
Ba	3.8
Not Rated	1.9
Short-Term and Other Assets	1.6
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
AbbVie Inc., 3.20%, 11/21/29	1.4%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	1.2
Verizon Communications Inc., 4.02%, 12/03/29	1.0
Centene Corp., 4.63%, 12/15/29	0.9
International Business Machines Corp., 3.50%, 05/15/29	0.8

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
Investment Objective
The iShares iBonds Dec 2030  Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated, investment grade corporate bonds maturing in 2030, as represented by the Bloomberg December 2030 Maturity Corporate Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.94%	1.21%	(1.96)%	1.21%	(7.35)%
Fund Market	6.86	0.96	(1.94)	0.96	(7.28)
Index	6.96	1.24	(1.91)	1.24	(7.15)
The inception date of the Fund was June 23, 2020. The first day of secondary market trading was June 25, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,069.40	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	1.1%
Aa	5.8
A	34.1
Baa	54.3
Ba	2.4
Not Rated	0.8
Short-Term and Other Assets	1.5
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
T-Mobile USA Inc., 3.88%, 04/15/30	1.6%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1.0
Boeing Co. (The), 5.15%, 05/01/30	1.0
British Telecommunications PLC, 9.63%, 12/15/30	0.8
AT&T Inc., 4.30%, 02/15/30	0.8

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
Investment Objective
The iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2031, as represented by the Bloomberg December 2031 Maturity Corporate Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.92%	1.15%	(4.21)%	1.15%	(11.57)%
Fund Market	7.69	0.99	(4.20)	0.99	(11.53)
Index	7.90	1.15	(4.19)	1.15	(11.51)
The inception date of the Fund was June 22, 2021. The first day of secondary market trading was June 24, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,079.20	$0.52	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	1.0%
Aa	3.7
A	29.3
Baa	57.4
Ba	5.1
Not Rated	2.1
Short-Term and Other Assets	1.4
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
Verizon Communications Inc., 2.55%, 03/21/31	1.2%
Orange SA, 9.00%, 03/01/31	1.2
Oracle Corp., 2.88%, 03/25/31	1.1
AT&T Inc., 2.75%, 06/01/31	1.0
Amazon.com Inc., 2.10%, 05/12/31	0.9

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2032 Term Corporate ETF
Investment Objective
The iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2032, as represented by the Bloomberg December 2032 Maturity Corporate Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.95%	0.67%	2.54%	0.67%	4.73%
Fund Market	7.84	0.74	2.60	0.74	4.83
Index	7.94	0.68	2.60	0.68	4.82
The inception date of the Fund was June 28, 2022. The first day of secondary market trading was June 30, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,079.50	$0.52	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	0.5%
Aa	4.6
A	32.6
Baa	55.8
Ba	3.6
Not Rated	1.4
Short-Term and Other Assets	1.5
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
Warnermedia Holdings Inc., 4.28%, 03/15/32	1.8%
Verizon Communications Inc., 2.36%, 03/15/32	1.6
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32	1.5
Meta Platforms Inc., 3.85%, 08/15/32	1.1
Sprint Capital Corp., 8.75%, 03/15/32	1.1

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2033 Term Corporate ETF
Investment Objective
The iShares iBonds Dec 2033 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2033,as represented by the Bloomberg December 2033 Maturity Corporate Index (the “Underlying Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	8.07%	2.10%
Fund Market	7.82	2.24
Index	8.10	2.08
The inception date of the Fund was June 21, 2023. The first day of secondary market trading was June 23, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,080.70	$0.52	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	0.9%
Aa	4.4
A	37.4
Baa	52.5
Ba	2.3
Not Rated	0.6
Short-Term and Other Assets	1.9
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	1.7%
Amgen Inc., 5.25%, 03/02/33	1.5
AT&T Inc., 2.55%, 12/01/33	1.1
T-Mobile USA Inc., 5.05%, 07/15/33	1.0
Enbridge Inc., 5.70%, 03/08/33	0.8

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2024 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)(a)	$6,826	$6,752,232
WPP Finance 2010, 3.75%, 09/19/24(a)	6,881	6,816,437
		13,568,669
Aerospace & Defense — 0.4%
Boeing Co. (The), 2.85%, 10/30/24 (Call 07/30/24)(a)	3,093	3,042,022
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)(a)	4,394	4,317,506
L3Harris Technologies Inc., 3.95%, 05/28/24(a)	2,883	2,877,739
		10,237,267
Agriculture — 1.9%
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	9,654	9,546,457
3.22%, 08/15/24 (Call 06/15/24)	16,296	16,160,174
Philip Morris International Inc.
2.88%, 05/01/24	7,363	7,363,000
3.25%, 11/10/24	6,623	6,542,087
5.13%, 11/15/24	9,543	9,517,674
		49,129,392
Airlines — 0.1%
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26(a)	3,390	3,348,167
Auto Manufacturers — 4.2%
American Honda Finance Corp.
0.55%, 07/12/24	9,207	9,116,361
0.75%, 08/09/24(a)	8,477	8,366,654
2.15%, 09/10/24	7,217	7,126,946
2.40%, 06/27/24(a)	4,397	4,374,788
Ford Motor Credit Co. LLC
3.66%, 09/08/24	6,873	6,813,997
4.06%, 11/01/24 (Call 10/01/24)	14,045	13,904,491
General Motors Financial Co. Inc.
1.20%, 10/15/24	7,745	7,583,306
3.50%, 11/07/24 (Call 09/07/24)	6,932	6,844,473
PACCAR Financial Corp.
0.50%, 08/09/24(a)	2,918	2,878,291
0.90%, 11/08/24(a)	2,710	2,645,302
2.15%, 08/15/24(a)	2,701	2,673,511
3.15%, 06/13/24(a)	4,370	4,358,233
Toyota Motor Corp., 2.36%, 07/02/24(a)	4,650	4,623,798
Toyota Motor Credit Corp.
0.50%, 06/18/24	7,082	7,035,374
0.63%, 09/13/24(a)	8,490	8,339,564
2.00%, 10/07/24	4,606	4,534,584
4.40%, 09/20/24	10,530	10,478,200
		111,697,873
Auto Parts & Equipment — 0.2%
Magna International Inc., 3.63%, 06/15/24 (Call 05/31/24)	6,739	6,721,179
Banks — 25.6%
Banco Santander SA
2.71%, 06/27/24(a)	13,950	13,885,354
3.89%, 05/24/24	13,250	13,235,358
Bank of America Corp., 4.20%, 08/26/24(a)	25,309	25,173,804
Bank of Montreal
0.63%, 07/09/24(a)	10,599	10,497,852
Security	Par (000)	Value
Banks (continued)
2.50%, 06/28/24(a)	$9,883	$9,829,190
5.20%, 12/12/24	9,683	9,653,334
Series H, 4.25%, 09/14/24	13,000	12,925,863
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24(a)	9,886	9,718,412
3.25%, 09/11/24 (Call 08/11/24)(a)	4,347	4,310,215
3.40%, 05/15/24 (Call 05/13/24)	4,187	4,183,795
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	6,454	6,305,107
Bank of Nova Scotia (The)
0.65%, 07/31/24(a)	8,488	8,382,640
5.25%, 12/06/24	8,809	8,781,655
Barclays Bank PLC, 3.75%, 05/15/24	4,835	4,831,287
Barclays PLC, 4.38%, 09/11/24(a)	4,645	4,607,699
BNP Paribas SA, 4.25%, 10/15/24(a)	9,880	9,797,046
Canadian Imperial Bank of Commerce, 1.00%, 10/18/24(a)	5,997	5,868,538
Citigroup Inc.
3.75%, 06/16/24(a)	6,079	6,061,310
4.00%, 08/05/24(a)	7,706	7,662,895
Comerica Bank, 2.50%, 07/23/24(a)	4,520	4,479,978
Cooperatieve Rabobank UA/New York, 3.88%, 08/22/24	8,940	8,889,960
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24	595	588,836
Credit Suisse AG/New York
3.63%, 09/09/24	23,837	23,643,371
4.75%, 08/09/24	10,500	10,467,221
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	6,463	6,451,023
Deutsche Bank AG/New York NY
0.90%, 05/28/24	8,461	8,430,979
3.70%, 05/30/24(a)	6,413	6,399,028
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	7,349	7,254,937
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 05/31/24)	19,156	19,084,356
5.70%, 11/01/24(a)	17,057	17,045,296
HSBC USA Inc.
3.50%, 06/23/24(a)	6,665	6,641,539
3.75%, 05/24/24(a)	8,420	8,409,670
Huntington Bancshares Inc./Ohio, 2.63%, 08/06/24 (Call 07/06/24)(a)	7,845	7,774,187
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	16,704	16,693,779
3.88%, 09/10/24(a)	26,287	26,103,675
Lloyds Banking Group PLC, 4.50%, 11/04/24	9,973	9,872,829
M&T Bank Corp., 4.00%, 07/15/24 (Call 05/31/24)	3,629	3,608,417
Mitsubishi UFJ Financial Group Inc., 2.80%, 07/18/24(a)	8,480	8,427,855
Morgan Stanley, 3.70%, 10/23/24(a)	26,252	26,001,218
National Australia Bank Ltd./New York, 5.13%, 11/22/24	11,765	11,724,937
National Bank of Canada, 0.75%, 08/06/24(a)	4,665	4,602,724
NatWest Group PLC, 5.13%, 05/28/24(a)	4,590	4,584,087
PNC Bank NA
3.30%, 10/30/24 (Call 09/30/24)	4,304	4,256,627
2.50%, 08/27/24 (Call 07/27/24)(a)	5,362	5,308,634
PNC Financial Services Group Inc. (The), 2.20%, 11/01/24 (Call 10/02/24)(a)	5,969	5,867,162
Royal Bank of Canada
0.65%, 07/29/24(a)	8,393	8,289,554
0.75%, 10/07/24(a)	9,406	9,205,257
2.25%, 11/01/24	12,723	12,511,848
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.55%, 07/16/24	$10,486	$10,419,255
3.97%, 07/26/24	12,530	12,480,765
5.66%, 10/25/24(a)	10,189	10,185,832
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)	8,293	8,293,000
Santander UK PLC, 2.88%, 06/18/24	2,725	2,714,275
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	4,390	4,370,670
Sumitomo Mitsui Financial Group Inc.
2.45%, 09/27/24	9,546	9,418,395
2.70%, 07/16/24	17,009	16,901,871
Toronto-Dominion Bank (The)
0.70%, 09/10/24	8,445	8,297,326
1.25%, 12/13/24(a)	4,390	4,275,001
2.65%, 06/12/24(a)	12,747	12,701,176
4.29%, 09/13/24	13,855	13,781,906
Truist Bank, 2.15%, 12/06/24 (Call 11/05/24)	11,844	11,603,990
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)(a)	10,050	9,963,548
2.85%, 10/26/24 (Call 09/26/24)	9,736	9,597,487
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)(a)	12,059	11,963,328
3.60%, 09/11/24 (Call 08/11/24)	8,825	8,754,686
Wells Fargo & Co., 3.30%, 09/09/24(a)	18,761	18,601,299
Westpac Banking Corp.
1.02%, 11/18/24	12,053	11,750,512
5.35%, 10/18/24(a)	11,722	11,696,277
		676,100,937
Beverages — 0.9%
Coca-Cola Co. (The), 1.75%, 09/06/24	9,206	9,086,803
Constellation Brands Inc.
3.60%, 05/09/24	4,551	4,548,905
4.75%, 11/15/24	3,943	3,920,648
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)	5,815	5,718,285
		23,274,641
Biotechnology — 0.5%
Amgen Inc., 3.63%, 05/22/24 (Call 05/16/24)	13,182	13,165,969
Building Materials — 0.6%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 05/31/24)(a)(b)	4,204	4,187,249
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 05/31/24)	3,743	3,731,762
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	3,943	3,899,777
Trane Technologies Financing Ltd., 3.55%, 11/01/24 (Call 08/01/24)(a)	4,659	4,603,963
		16,422,751
Chemicals — 1.4%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 06/05/24)(a)	3,569	3,547,736
Celanese U.S. Holdings LLC
3.50%, 05/08/24	3,875	3,873,130
5.90%, 07/05/24(a)	4,993	4,990,198
Linde Inc./CT, 4.80%, 12/05/24(a)	2,942	2,928,396
Nutrien Ltd., 5.90%, 11/07/24(a)	4,733	4,733,769
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)(a)	3,077	3,045,523
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 05/31/24)	4,393	4,383,701
4.05%, 08/08/24(a)	6,094	6,064,167
Security	Par (000)	Value
Chemicals (continued)
Westlake Corp., 0.88%, 08/15/24 (Call 05/13/24)(a)	$3,100	$3,055,631
		36,622,251
Commercial Services — 1.0%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)(a)	6,858	6,730,702
Global Payments Inc., 1.50%, 11/15/24 (Call 10/15/24)	4,616	4,512,261
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	10,496	10,354,001
Quanta Services Inc., 0.95%, 10/01/24 (Call 05/31/24)	4,669	4,571,510
		26,168,474
Computers — 3.8%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)(a)	7,057	6,963,179
2.85%, 05/11/24	14,744	14,731,622
3.45%, 05/06/24	21,356	21,356,000
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(a)	9,468	9,429,077
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	3,993	3,923,196
Hewlett Packard Enterprise Co., 5.90%, 10/01/24	14,193	14,194,136
International Business Machines Corp., 3.00%, 05/15/24	25,049	25,020,935
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	3,903	3,861,165
		99,479,310
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	4,420	4,328,978
Unilever Capital Corp.
0.63%, 08/12/24 (Call 05/16/24)(a)	4,522	4,459,562
2.60%, 05/05/24	8,551	8,551,000
		17,339,540
Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)(a)	19,185	18,780,369
2.88%, 08/14/24 (Call 07/14/24)	4,585	4,545,865
Series 3NC1, 1.75%, 10/29/24 (Call 05/31/24)	6,037	5,915,194
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)(a)	5,559	5,473,086
4.25%, 09/15/24 (Call 06/15/24)	4,806	4,774,100
Aircastle Ltd., 4.13%, 05/01/24	4,112	4,112,000
Ally Financial Inc.
3.88%, 05/21/24(a)	7,791	7,781,836
5.13%, 09/30/24	7,564	7,535,284
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	14,500	14,385,703
3.00%, 10/30/24 (Call 09/29/24)(a)	15,355	15,156,846
3.38%, 05/03/24	16,439	16,439,000
3.63%, 12/05/24 (Call 11/04/24)(a)	5,699	5,632,430
Ameriprise Financial Inc., 3.70%, 10/15/24(a)	5,097	5,051,343
Capital One Financial Corp., 3.30%, 10/30/24 (Call 09/30/24)	13,018	12,857,317
Citigroup Global Markets Holdings Inc., 0.75%, 06/07/24(a)	3,643	3,625,332
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	4,547	4,500,768
ORIX Corp., 3.25%, 12/04/24(a)	6,473	6,370,205
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(a)	4,260	4,224,614

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Stifel Financial Corp., 4.25%, 07/18/24	$4,749	$4,729,091
Synchrony Financial, 4.25%, 08/15/24 (Call 05/31/24)	10,988	10,930,864
		162,821,247
Electric — 6.5%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)(a)	4,211	4,158,254
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	6,483	6,373,104
Black Hills Corp., 1.04%, 08/23/24 (Call 05/16/24)	5,793	5,704,807
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)(a)	4,847	4,790,002
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	3,030	3,024,445
Dominion Energy Inc., 3.07%, 08/15/24(b)	6,622	6,559,950
DTE Energy Co.
4.22%, 11/01/24(b)	11,478	11,380,854
Series C, 2.53%, 10/01/24(a)(b)	7,187	7,086,298
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	4,726	4,667,232
Emera U.S. Finance LP, 0.83%, 06/15/24(a)	2,803	2,782,428
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 05/31/24)(a)	3,425	3,418,445
Entergy Louisiana LLC, 0.95%, 10/01/24 (Call 05/13/24)	10,043	9,847,458
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	7,287	7,191,374
Eversource Energy
4.20%, 06/27/24(a)	7,992	7,969,440
Series L, 2.90%, 10/01/24 (Call 08/01/24)	4,144	4,091,092
Florida Power & Light Co., 3.25%, 06/01/24 (Call 05/31/24)(a)	4,421	4,411,269
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)(a)	3,925	3,872,301
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)(a)	4,725	4,660,456
ITC Holdings Corp., 3.65%, 06/15/24 (Call 05/31/24)(a)	3,693	3,681,777
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)(a)	4,745	4,697,954
National Rural Utilities Cooperative Finance Corp., Series D, 1.00%, 10/18/24	3,992	3,905,916
NextEra Energy Capital Holdings Inc.
4.20%, 06/20/24	7,287	7,269,255
4.26%, 09/01/24	13,144	13,067,456
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/31/24)(a)	4,181	4,168,480
Pacific Gas and Electric Co., 3.40%, 08/15/24 (Call 05/31/24)	3,389	3,359,583
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)(a)	7,750	7,721,713
Southern California Edison Co., Series K, 0.98%, 08/01/24	4,250	4,197,858
Southern Co. (The), 4.48%, 08/01/24(a)(b)	8,892	8,842,407
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 05/31/24)(a)	3,260	3,248,328
Tampa Electric Co., 3.88%, 07/12/24(a)	3,130	3,115,962
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)(a)	3,114	3,040,273
		172,306,171
Electronics — 1.4%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	3,736	3,690,981
Security	Par (000)	Value
Electronics (continued)
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	$4,542	$4,497,377
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)	6,455	6,393,359
4.85%, 11/01/24(a)	3,544	3,531,775
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	5,564	5,536,686
TD SYNNEX Corp., 1.25%, 08/09/24 (Call 05/13/24)	6,583	6,491,095
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)(a)	3,948	3,915,692
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/31/24)	3,405	3,384,127
		37,441,092
Environmental Control — 0.3%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	8,114	8,035,431
Food — 1.4%
Conagra Brands Inc., 4.30%, 05/01/24	8,033	8,033,000
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)	2,950	2,893,810
Hormel Foods Corp., 0.65%, 06/03/24 (Call 05/16/24)	8,850	8,810,978
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	6,429	6,378,044
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/31/24)(a)	11,000	10,937,762
		37,053,594
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/31/24)	4,154	4,130,981
Gas — 0.2%
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)(a)	4,729	4,681,318
Health Care - Products — 2.6%
Baxter International Inc., 1.32%, 11/29/24(a)	12,130	11,820,260
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)(a)	6,892	6,766,433
GE HealthCare Technologies Inc., 5.55%, 11/15/24(a)	8,825	8,810,024
Revvity Inc., 0.85%, 09/15/24 (Call 05/13/24)(a)	7,425	7,289,791
Stryker Corp., 3.38%, 05/15/24	5,046	5,041,330
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 05/13/24)	21,528	21,097,298
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24 (Call 05/13/24)	8,807	8,596,872
		69,422,008
Health Care - Services — 2.5%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	6,795	6,711,024
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)(a)	5,867	5,785,239
Elevance Health Inc.
3.35%, 12/01/24 (Call 10/01/24)	8,632	8,514,864
3.50%, 08/15/24 (Call 05/31/24)(a)	7,312	7,265,271
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	5,554	5,504,443
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)(a)	3,765	3,686,859
3.25%, 09/01/24 (Call 07/01/24)	6,479	6,420,572
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/13/24)	$9,879	$9,860,845
2.38%, 08/15/24	7,992	7,917,262
5.00%, 10/15/24(a)	4,450	4,443,184
		66,109,563
Holding Companies - Diversified — 1.2%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/31/24)(a)	7,925	7,904,106
Blackstone Private Credit Fund
1.75%, 09/15/24(a)	3,431	3,370,574
2.35%, 11/22/24(a)	4,553	4,450,373
FS KKR Capital Corp.
1.65%, 10/12/24	5,747	5,626,281
4.63%, 07/15/24 (Call 06/15/24)(a)	3,772	3,757,270
Main Street Capital Corp., 5.20%, 05/01/24	3,770	3,770,000
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	3,329	3,286,145
		32,164,749
Home Builders — 0.2%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	4,562	4,497,348
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)(a)	2,927	2,892,124
Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 05/13/24)(a)	3,112	3,066,518
Insurance — 1.4%
Aon Global Ltd., 3.50%, 06/14/24 (Call 05/31/24)	5,400	5,384,024
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	4,530	4,499,191
Chubb INA Holdings LLC, 3.35%, 05/15/24	5,650	5,643,772
CNA Financial Corp., 3.95%, 05/15/24	4,649	4,645,692
First American Financial Corp., 4.60%, 11/15/24(a)	3,088	3,058,468
Marsh & McLennan Companies Inc., 3.50%, 06/03/24 (Call 05/31/24)(a)	4,994	4,983,076
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	3,687	3,664,460
Willis North America Inc., 3.60%, 05/15/24	5,542	5,536,827
		37,415,510
Internet — 3.7%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)(a)	19,197	18,954,243
Amazon.com Inc.
0.45%, 05/12/24	21,542	21,511,698
2.80%, 08/22/24 (Call 06/22/24)	16,660	16,507,759
3.80%, 12/05/24 (Call 09/05/24)	10,579	10,477,722
4.70%, 11/29/24	10,576	10,530,440
Baidu Inc., 4.38%, 05/14/24(a)	7,046	7,041,742
eBay Inc., 3.45%, 08/01/24 (Call 05/31/24)(a)	6,868	6,828,756
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	6,617	6,586,276
		98,438,636
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	3,972	3,897,183
Leisure Time — 0.2%
Brunswick Corp., 0.85%, 08/18/24 (Call 05/16/24)(a)	4,440	4,368,439
Security	Par (000)	Value
Lodging — 0.3%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 05/16/24)(a)	$6,999	$6,878,331
Machinery — 2.7%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	9,182	9,162,470
0.60%, 09/13/24(a)	6,435	6,319,266
2.15%, 11/08/24(a)	8,469	8,321,761
2.85%, 05/17/24	4,194	4,189,316
3.25%, 12/01/24(a)	5,362	5,292,626
3.30%, 06/09/24(a)	3,799	3,788,622
Caterpillar Inc., 3.40%, 05/15/24	8,323	8,312,847
John Deere Capital Corp.
0.45%, 06/07/24	5,950	5,920,610
0.63%, 09/10/24(a)	4,661	4,579,159
2.65%, 06/24/24(a)	5,661	5,635,979
3.35%, 06/12/24(a)	4,386	4,374,219
4.55%, 10/11/24(a)	5,305	5,285,241
		71,182,116
Manufacturing — 1.0%
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)(a)	3,988	3,929,210
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	4,949	4,931,004
3.30%, 11/21/24 (Call 08/21/24)(a)	4,938	4,871,315
3.65%, 06/15/24	13,491	13,453,186
		27,184,715
Media — 0.8%
Discovery Communications LLC, 3.90%, 11/15/24 (Call 08/15/24)	4,572	4,517,816
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	12,620	12,458,572
3.70%, 09/15/24 (Call 06/15/24)	5,421	5,380,531
		22,356,919
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	3,336	3,311,228
Mining — 0.2%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)(a)	6,691	6,632,530
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	5,510	5,466,707
Oil & Gas — 2.0%
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)	5,435	5,388,424
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 05/31/24)(a)	7,940	7,919,072
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)(a)	4,260	4,248,018
Exxon Mobil Corp., 2.02%, 08/16/24 (Call 07/16/24)(a)	8,509	8,423,961
Hess Corp., 3.50%, 07/15/24 (Call 05/31/24)(a)	2,939	2,923,874
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)(a)	7,985	7,912,699
Occidental Petroleum Corp., 2.90%, 08/15/24 (Call 07/15/24)	6,033	5,980,694

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)(a)	$10,618	$10,448,008
		53,244,750
Packaging & Containers — 0.3%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	3,947	3,912,676
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	4,671	4,619,093
		8,531,769
Pharmaceuticals — 6.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	31,012	30,512,814
3.85%, 06/15/24 (Call 05/16/24)	8,200	8,179,388
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 05/13/24)	13,317	13,269,410
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 05/31/24)	8,820	8,796,441
3.73%, 12/15/24 (Call 09/15/24)(a)	7,886	7,778,218
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	20,313	20,180,798
3.63%, 05/15/24(a)	2,354	2,352,212
Cardinal Health Inc.
3.08%, 06/15/24 (Call 05/31/24)	6,309	6,286,075
3.50%, 11/15/24 (Call 08/15/24)(a)	3,857	3,803,631
Cencora Inc., 3.40%, 05/15/24	4,201	4,197,325
Cigna Group (The), 3.50%, 06/15/24 (Call 05/16/24)	4,580	4,565,444
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	9,872	9,777,998
3.38%, 08/12/24 (Call 05/31/24)	6,501	6,459,169
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/16/24)(a)	9,642	9,619,769
Novartis Capital Corp., 3.40%, 05/06/24	17,437	17,437,000
Pfizer Inc., 3.40%, 05/15/24	8,349	8,342,140
		161,557,832
Pipelines — 3.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	5,727	5,692,523
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)(a)	3,360	3,310,977
Series A, 2.50%, 11/15/24 (Call 10/15/24)(a)	5,801	5,705,173
Enbridge Inc., 3.50%, 06/10/24 (Call 05/31/24)	4,426	4,414,744
Energy Transfer LP, 3.90%, 05/15/24	4,692	4,688,012
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	6,050	6,012,811
4.30%, 05/01/24	4,801	4,801,000
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	10,779	10,710,212
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	4,776	4,725,341
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	6,911	6,830,266
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24(a)	2,955	2,953,837
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)	12,121	11,858,626
Williams Companies Inc. (The), 4.55%, 06/24/24 (Call 05/31/24)(a)	11,930	11,904,401
		83,607,923
Real Estate Investment Trusts — 2.6%
American Tower Corp., 3.38%, 05/15/24	5,513	5,506,661
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	2,709	2,677,377
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 05/16/24)(a)	$2,671	$2,661,584
Crown Castle Inc., 3.20%, 09/01/24 (Call 07/01/24)	6,953	6,890,432
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	9,096	8,932,625
Essex Portfolio LP, 3.88%, 05/01/24	3,461	3,461,000
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 08/01/24)	3,759	3,727,679
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)(a)	3,896	3,831,561
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 05/31/24)(a)	3,880	3,867,077
NNN REIT Inc., 3.90%, 06/15/24 (Call 05/16/24)(a)	3,205	3,191,980
Realty Income Corp., 3.88%, 07/15/24 (Call 05/31/24)(a)	3,258	3,245,423
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	8,455	8,342,780
3.38%, 10/01/24 (Call 07/01/24)(a)	9,247	9,152,403
Ventas Realty LP, 3.75%, 05/01/24	3,343	3,343,000
		68,831,582
Retail — 2.0%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)(a)	4,365	4,305,005
Costco Wholesale Corp., 2.75%, 05/18/24	8,216	8,202,672
Dollar General Corp., 4.25%, 09/20/24(a)	7,982	7,925,575
Lowe's Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	4,341	4,296,325
McDonald's Corp., 3.25%, 06/10/24(a)	4,640	4,625,898
Target Corp., 3.50%, 07/01/24(a)	8,531	8,500,894
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	6,323	6,208,438
2.85%, 07/08/24 (Call 06/08/24)	9,350	9,303,646
		53,368,453
Semiconductors — 2.6%
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	5,954	5,895,056
Intel Corp.
2.70%, 06/17/24 (Call 05/31/24)(a)	5,005	4,987,285
2.88%, 05/11/24(a)	10,648	10,639,686
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	6,972	6,934,618
Microchip Technology Inc., 0.98%, 09/01/24	9,775	9,612,730
NVIDIA Corp., 0.58%, 06/14/24 (Call 05/13/24)	10,950	10,887,929
QUALCOMM Inc., 2.90%, 05/20/24	7,712	7,701,216
Texas Instruments Inc.
2.63%, 05/15/24	2,370	2,367,361
4.70%, 11/18/24(a)	2,794	2,781,388
Xilinx Inc., 2.95%, 06/01/24 (Call 05/31/24)(a)	6,264	6,246,706
		68,053,975
Software — 3.0%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	3,542	3,516,198
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	17,616	17,525,561
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	18,638	18,361,210
3.40%, 07/08/24 (Call 05/31/24)	17,516	17,433,463
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)(a)	4,579	4,519,429
Salesforce Inc., 0.63%, 07/15/24 (Call 05/13/24)	8,474	8,390,524
VMware LLC, 1.00%, 08/15/24 (Call 05/13/24)(a)	10,975	10,822,110
		80,568,495
Telecommunications — 1.3%
Motorola Solutions Inc., 4.00%, 09/01/24(a)	3,222	3,197,327
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Sprint LLC, 7.13%, 06/15/24	$21,577	$21,600,803
Verizon Communications Inc., 3.50%, 11/01/24 (Call 08/01/24)(a)	9,846	9,741,833
		34,539,963
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)(a)	4,587	4,515,279
Transportation — 1.5%
Burlington Northern Santa Fe LLC, 3.40%, 09/01/24 (Call 06/01/24)	6,007	5,962,550
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)(a)	3,336	3,285,246
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 05/31/24)	13,275	12,935,321
CSX Corp., 3.40%, 08/01/24 (Call 05/31/24)(a)	4,969	4,942,414
Ryder System Inc., 2.50%, 09/01/24 (Call 08/01/24)(a)	5,161	5,100,464
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	3,795	3,750,202
2.80%, 11/15/24 (Call 09/15/24)(a)	4,414	4,348,934
		40,325,131
Total Long-Term Investments — 100.2% (Cost: $2,664,223,085)		2,652,176,030
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	129,203,450	$129,242,211
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	18,000,000	18,000,000
Total Short-Term Securities — 5.6% (Cost: $147,187,987)		147,242,211
Total Investments — 105.8% (Cost: $2,811,411,072)		2,799,418,241
Liabilities in Excess of Other Assets — (5.8)%		(153,979,618)
Net Assets — 100.0%		$2,645,438,623

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$263,254,610	$—	$(134,005,281)(a)	$13,611	$(20,729)	$129,242,211	129,203,450	$333,587 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,490,000	15,510,000 (a)	—	—	—	18,000,000	18,000,000	487,161	—
				$13,611	$(20,729)	$147,242,211		$820,748	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,652,176,030	$—	$2,652,176,030
Short-Term Securities
Money Market Funds	147,242,211	—	—	147,242,211
	$147,242,211	$2,652,176,030	$—	$2,799,418,241
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.8%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)(a)	$1,275	$1,210,363
4.88%, 05/01/25 (Call 04/01/25)	14,952	14,765,645
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	1,177	1,138,463
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	4,238	4,153,133
3.50%, 05/15/25 (Call 03/15/25)(a)	3,842	3,769,575
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)(a)	1,456	1,444,810
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	285	287,566
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)(a)	3,402	3,342,632
Lockheed Martin Corp., 4.95%, 10/15/25 (Call 09/15/25)	1,993	1,984,140
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	6,762	6,633,026
RTX Corp., 3.95%, 08/16/25 (Call 06/16/25)	7,616	7,466,878
		46,196,231
Agriculture — 1.0%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	4,203	4,064,648
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)	3,040	2,886,568
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)	3,942	3,788,206
3.38%, 08/11/25 (Call 05/11/25)	4,018	3,914,628
5.00%, 11/17/25	2,685	2,664,591
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	7,949	7,822,183
		25,140,824
Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	6,276	6,237,040
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	856	835,312
		7,072,352
Apparel — 0.7%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	5,664	5,515,463
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,733	2,687,980
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	2,540	2,475,485
Tapestry Inc.
4.25%, 04/01/25 (Call 01/01/25)(a)	1,260	1,237,219
7.05%, 11/27/25(a)	2,188	2,221,956
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)(a)	3,892	3,754,553
		17,892,656
Auto Manufacturers — 5.5%
American Honda Finance Corp.
1.00%, 09/10/25(a)	3,142	2,957,671
1.20%, 07/08/25	3,365	3,199,027
1.50%, 01/13/25	4,195	4,077,776
5.00%, 05/23/25	2,530	2,516,426
5.80%, 10/03/25	4,250	4,265,540
Series A, 4.60%, 04/17/25	3,780	3,747,898
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)(a)	3,211	3,021,566
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	5,660	5,500,475
3.38%, 11/13/25 (Call 10/13/25)	9,405	9,031,067
Security	Par (000)	Value
Auto Manufacturers (continued)
4.13%, 08/04/25	$6,205	$6,053,433
4.69%, 06/09/25 (Call 04/09/25)(a)	2,595	2,555,317
5.13%, 06/16/25 (Call 05/16/25)	7,610	7,528,031
General Motors Co.
4.00%, 04/01/25(a)	1,940	1,908,622
6.13%, 10/01/25 (Call 09/01/25)	8,445	8,474,744
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	5,235	5,057,068
2.90%, 02/26/25 (Call 01/26/25)	5,896	5,757,409
3.80%, 04/07/25	4,225	4,145,441
4.00%, 01/15/25 (Call 10/15/24)	3,830	3,778,516
4.30%, 07/13/25 (Call 04/13/25)	3,201	3,143,412
4.35%, 04/09/25 (Call 02/09/25)(a)	4,107	4,051,871
6.05%, 10/10/25	5,510	5,523,750
Honda Motor Co. Ltd., 2.27%, 03/10/25 (Call 02/10/25)(a)	4,225	4,110,804
PACCAR Financial Corp.
1.80%, 02/06/25	2,822	2,744,745
2.85%, 04/07/25(a)	1,585	1,547,587
3.55%, 08/11/25(a)	2,435	2,379,728
4.95%, 10/03/25(a)	1,680	1,668,897
Toyota Motor Credit Corp.
0.80%, 10/16/25	4,011	3,759,439
1.45%, 01/13/25	3,514	3,416,494
1.80%, 02/13/25(a)	4,689	4,555,210
3.00%, 04/01/25	4,811	4,704,098
3.40%, 04/14/25(a)	1,530	1,500,635
3.65%, 08/18/25	3,150	3,080,628
3.95%, 06/30/25	4,930	4,848,734
4.80%, 01/10/25	4,872	4,848,288
5.40%, 11/10/25	2,670	2,672,295
5.60%, 09/11/25	2,815	2,824,963
		144,957,605
Auto Parts & Equipment — 0.3%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 05/13/24)(a)	4,296	4,180,502
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	105	102,823
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	3,772	3,698,624
		7,981,949
Banks — 25.4%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	3,772	3,676,300
5.09%, 12/08/25	4,530	4,506,727
5.38%, 07/03/25	5,085	5,076,943
Australia & New Zealand Banking Group Ltd./New York, 5.67%, 10/03/25	2,775	2,783,263
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	4,180	3,918,394
Banco Santander SA
2.75%, 05/28/25(a)	6,370	6,168,655
3.50%, 03/24/25	5,115	5,018,998
5.15%, 08/18/25	7,686	7,599,112
5.18%, 11/19/25(a)	6,528	6,439,141
Bank of America Corp.
3.88%, 08/01/25	7,557	7,407,343
4.00%, 01/22/25	11,239	11,087,853
Series L, 3.95%, 04/21/25	10,867	10,679,769
Bank of America NA, 5.65%, 08/18/25 (Call 07/18/25)	8,440	8,453,521

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
1.50%, 01/10/25	$6,645	$6,458,236
1.85%, 05/01/25	7,343	7,077,656
3.70%, 06/07/25	6,214	6,087,019
5.92%, 09/25/25	3,755	3,772,690
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)(a)	6,943	6,683,388
3.35%, 04/25/25 (Call 03/25/25)(a)	110	107,727
3.95%, 11/18/25 (Call 10/18/25)	1,981	1,935,525
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	4,301	4,216,219
Bank of Nova Scotia (The)
1.30%, 06/11/25(a)	5,227	4,987,999
1.45%, 01/10/25	5,456	5,299,859
2.20%, 02/03/25(a)	5,479	5,335,838
3.45%, 04/11/25	7,360	7,213,935
5.45%, 06/12/25	4,345	4,335,168
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	1,972	1,919,477
Barclays PLC, 3.65%, 03/16/25	9,366	9,191,022
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	2,664	2,492,949
2.25%, 01/28/25	5,067	4,942,915
3.30%, 04/07/25(a)	6,795	6,650,546
3.95%, 08/04/25	5,834	5,714,141
5.14%, 04/28/25(a)	3,690	3,672,337
Citibank NA, 5.86%, 09/29/25 (Call 08/29/25)	6,335	6,372,054
Citigroup Inc.
3.30%, 04/27/25(a)	6,842	6,687,847
3.88%, 03/26/25(a)	4,552	4,477,360
4.40%, 06/10/25	11,244	11,074,091
5.50%, 09/13/25	6,413	6,399,411
Citizens Bank NA, 2.25%, 04/28/25 (Call 03/28/25)(a)	3,876	3,740,062
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	1,422	1,380,304
Comerica Bank, 4.00%, 07/27/25(a)	1,234	1,193,896
Commonwealth Bank of Australia/New York
5.08%, 01/10/25	3,253	3,239,372
5.50%, 09/12/25	3,665	3,668,797
Cooperatieve Rabobank UA, 4.38%, 08/04/25	6,554	6,418,500
Cooperatieve Rabobank UA/New York
1.38%, 01/10/25	3,525	3,424,269
3.38%, 05/21/25	4,707	4,605,508
5.00%, 01/13/25(a)	1,250	1,243,903
5.50%, 07/18/25(a)	3,810	3,807,670
Credit Suisse AG/New York
2.95%, 04/09/25	5,394	5,257,535
3.70%, 02/21/25	8,427	8,282,652
7.95%, 01/09/25	5,631	5,703,463
Deutsche Bank AG, 4.50%, 04/01/25(a)	6,885	6,774,880
Deutsche Bank AG/New York, 4.16%, 05/13/25	2,600	2,556,629
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/28/24)	4,044	3,943,598
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	3,285	3,212,678
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	1,792	1,746,274
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	1,580	1,552,408
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	11,332	11,154,749
3.50%, 04/01/25 (Call 03/01/25)(a)	14,913	14,621,678
3.75%, 05/22/25 (Call 02/22/25)	9,563	9,378,944
Security	Par (000)	Value
Banks (continued)
4.25%, 10/21/25	$8,859	$8,673,205
HSBC Holdings PLC, 4.25%, 08/18/25	7,198	7,034,880
HSBC USA Inc., 5.63%, 03/17/25	4,415	4,414,731
Huntington Bancshares Inc./Ohio, 4.00%, 05/15/25 (Call 04/15/25)(a)	1,955	1,917,250
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)(a)	11,336	11,134,938
3.90%, 07/15/25 (Call 04/15/25)	11,529	11,307,810
7.75%, 07/15/25(a)	1,330	1,363,451
KeyBank NA/Cleveland OH
3.30%, 06/01/25	2,898	2,797,882
4.15%, 08/08/25(a)	3,325	3,229,719
KeyCorp, 4.15%, 10/29/25(a)	2,393	2,326,775
Lloyds Bank PLC, 3.50%, 05/14/25(a)	920	899,253
Lloyds Banking Group PLC
4.45%, 05/08/25	9,003	8,875,879
4.58%, 12/10/25	5,272	5,144,814
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)(a)	4,011	3,912,415
5.40%, 11/21/25 (Call 10/21/25)	2,128	2,099,358
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	7,891	7,499,154
2.19%, 02/25/25	11,931	11,595,699
3.78%, 03/02/25(a)	3,547	3,490,411
Morgan Stanley
4.00%, 07/23/25	13,171	12,917,424
5.00%, 11/24/25	8,874	8,780,536
Morgan Stanley Bank NA, 5.48%, 07/16/25 (Call 06/16/25)	5,255	5,254,023
National Australia Bank Ltd./New York
3.50%, 06/09/25	2,229	2,181,473
4.75%, 12/10/25	4,315	4,277,422
5.20%, 05/13/25	3,710	3,699,180
National Bank of Canada, 5.25%, 01/17/25(a)	4,350	4,332,022
Northern Trust Corp., 3.95%, 10/30/25	4,037	3,941,618
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	4,007	3,920,940
3.25%, 06/01/25 (Call 05/02/25)	4,003	3,898,868
3.88%, 04/10/25 (Call 03/10/25)	3,417	3,356,758
4.20%, 11/01/25 (Call 10/02/25)	2,271	2,214,391
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	3,110	2,993,980
Royal Bank of Canada
1.15%, 06/10/25	7,336	6,994,803
1.60%, 01/21/25(a)	4,505	4,375,438
3.38%, 04/14/25(a)	6,616	6,479,171
4.95%, 04/25/25(a)	3,677	3,654,645
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	4,643	4,506,916
4.50%, 07/17/25 (Call 04/17/25)(a)	5,113	5,014,413
State Street Corp., 3.55%, 08/18/25(a)	7,464	7,288,223
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	910	888,834
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	11,494	10,941,060
2.35%, 01/15/25	7,129	6,963,086
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	2,967	2,928,875
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(a)	1,085	1,064,584
Toronto-Dominion Bank (The)
0.75%, 09/11/25	4,623	4,338,284
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.15%, 06/12/25	$4,514	$4,302,173
1.45%, 01/10/25(a)	4,160	4,040,175
3.77%, 06/06/25	7,395	7,251,521
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	6,165	5,950,230
3.63%, 09/16/25 (Call 08/16/25)(a)	4,792	4,649,235
4.05%, 11/03/25 (Call 09/03/25)(a)	2,240	2,193,795
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)(a)	2,739	2,587,462
3.70%, 06/05/25 (Call 05/05/25)(a)	4,182	4,089,467
4.00%, 05/01/25 (Call 03/01/25)(a)	3,830	3,765,635
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	6,727	6,456,672
3.95%, 11/17/25 (Call 10/17/25)	3,543	3,457,539
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	4,591	4,472,951
2.80%, 01/27/25 (Call 12/27/24)	4,563	4,466,201
UBS AG/London, 5.80%, 09/11/25	3,915	3,926,580
UBS Group AG, 3.75%, 03/26/25	9,970	9,787,309
Wells Fargo & Co.
3.00%, 02/19/25	12,554	12,287,935
3.55%, 09/29/25	11,267	10,959,181
6.00%, 10/28/25 (Call 10/28/24)(a)	205	205,312
Wells Fargo Bank NA, 5.55%, 08/01/25 (Call 07/01/25)	7,305	7,308,391
Westpac Banking Corp.
2.35%, 02/19/25(a)	7,811	7,613,083
3.74%, 08/26/25	3,640	3,559,911
5.51%, 11/17/25	2,635	2,640,684
		663,725,230
Beverages — 1.3%
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)(a)	1,602	1,573,381
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	1,634	1,591,855
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	2,662	2,611,440
4.75%, 12/01/25	1,980	1,951,103
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	3,716	3,510,840
5.20%, 10/24/25	2,529	2,520,397
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)	2,673	2,585,732
4.42%, 05/25/25 (Call 03/25/25)(a)	2,702	2,668,692
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	6,743	6,559,961
2.75%, 04/30/25 (Call 01/30/25)	4,397	4,284,849
3.50%, 07/17/25 (Call 04/17/25)	2,891	2,828,082
5.25%, 11/10/25	1,774	1,775,665
		34,461,997
Biotechnology — 1.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	4,192	4,065,700
3.13%, 05/01/25 (Call 02/01/25)	4,622	4,506,246
5.25%, 03/02/25	6,260	6,237,507
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	3,525	3,458,264
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	8,083	7,899,514
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)(a)	7,713	7,593,612
Illumina Inc., 5.80%, 12/12/25 (Call 11/12/25)	1,600	1,597,654
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)(a)	$4,894	$4,608,742
		39,967,239
Building Materials — 0.6%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	4,791	4,661,102
5.80%, 11/30/25(a)	5,255	5,266,514
Fortune Brands Innovations Inc., 4.00%, 06/15/25 (Call 03/15/25)	2,407	2,355,272
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)(a)	1,358	1,283,528
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	1,712	1,693,386
		15,259,802
Chemicals — 1.4%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)(a)	2,638	2,498,773
Celanese U.S. Holdings LLC, 6.05%, 03/15/25	5,052	5,056,844
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/15/25)	8,862	8,714,453
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	3,522	3,459,608
EIDP Inc., 1.70%, 07/15/25 (Call 06/15/25)	2,781	2,658,149
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	2,407	2,353,362
4.70%, 12/05/25 (Call 11/05/25)(a)	2,194	2,176,089
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	2,466	2,312,276
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	2,448	2,388,359
5.95%, 11/07/25	1,910	1,919,541
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	2,336	2,270,731
4.25%, 08/08/25(a)	1,890	1,857,902
		37,666,087
Commercial Services — 1.1%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	5,169	5,039,417
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	1,797	1,778,023
Cintas Corp. No. 2, 3.45%, 05/01/25 (Call 04/01/25)(a)	1,114	1,090,291
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	1,866	1,774,404
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/25)	4,806	4,687,210
Moody's Corp., 3.75%, 03/24/25 (Call 02/24/25)	3,687	3,622,856
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	5,575	5,345,098
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	3,945	3,864,225
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	1,995	1,910,462
		29,111,986
Computers — 2.4%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	2,660	2,503,385
1.13%, 05/11/25 (Call 04/11/25)	9,022	8,639,210
2.50%, 02/09/25	4,440	4,343,927
2.75%, 01/13/25 (Call 11/13/24)(a)	6,642	6,519,586
3.20%, 05/13/25	8,391	8,217,735

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)	$5,151	$5,159,093
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	11,110	10,975,977
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)(a)	5,326	5,118,807
International Business Machines Corp.
4.00%, 07/27/25	4,116	4,043,075
7.00%, 10/30/25	2,899	2,964,805
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	1,431	1,397,170
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	3,896	3,726,935
		63,609,705
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 3.10%, 08/15/25(a)	1,420	1,382,296
Haleon U.K. Capital PLC
3.13%, 03/24/25(b)	175	170,879
3.13%, 03/24/25	5,625	5,492,540
Kenvue Inc., 5.50%, 03/22/25	1,495	1,495,240
Procter & Gamble Co. (The), 0.55%, 10/29/25	4,088	3,822,052
Unilever Capital Corp.
3.10%, 07/30/25(a)	2,175	2,118,875
3.38%, 03/22/25 (Call 01/22/25)	2,083	2,045,870
		16,527,752
Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	2,710	2,627,791
Diversified Financial Services — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	3,650	3,589,538
4.45%, 10/01/25 (Call 08/01/25)	3,032	2,975,220
6.50%, 07/15/25 (Call 06/15/25)	5,590	5,632,643
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,700	1,652,223
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	3,624	3,524,262
3.25%, 03/01/25 (Call 01/01/25)(a)	3,024	2,957,753
3.38%, 07/01/25 (Call 06/01/25)(a)	3,710	3,606,985
Ally Financial Inc.
4.63%, 03/30/25	2,519	2,489,691
5.80%, 05/01/25 (Call 04/01/25)(a)	3,628	3,622,946
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)(a)	7,915	7,700,721
3.95%, 08/01/25 (Call 07/01/25)	10,286	10,078,286
4.20%, 11/06/25 (Call 10/06/25)	3,758	3,686,167
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	2,922	2,853,711
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	5,563	5,453,415
4.20%, 10/29/25 (Call 09/29/25)	6,343	6,181,176
4.25%, 04/30/25 (Call 03/31/25)(a)	3,877	3,817,879
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	1,772	1,732,584
3.63%, 04/01/25 (Call 01/01/25)(a)	2,024	1,988,172
3.85%, 05/21/25 (Call 03/21/25)	3,175	3,119,560
4.20%, 03/24/25 (Call 02/24/25)(a)	2,571	2,539,680
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	4,562	4,470,206
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)(a)	2,238	2,198,110
Franklin Resources Inc., 2.85%, 03/30/25(a)	1,835	1,790,431
Security	Par (000)	Value
Diversified Financial Services (continued)
Intercontinental Exchange Inc.
3.65%, 05/23/25	$4,160	$4,078,117
3.75%, 12/01/25 (Call 09/01/25)(a)	6,233	6,068,712
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,367	1,349,676
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)	3,526	3,428,261
Nasdaq Inc., 5.65%, 06/28/25	2,290	2,288,747
Nomura Holdings Inc.
1.85%, 07/16/25	6,424	6,113,038
2.65%, 01/16/25(a)	6,975	6,808,928
5.10%, 07/03/25	3,195	3,160,758
Synchrony Financial
4.50%, 07/23/25 (Call 04/23/25)	5,083	4,967,281
4.88%, 06/13/25 (Call 05/13/25)	3,900	3,836,659
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	17,504	16,958,109
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	2,443	2,390,097
		149,109,742
Electric — 5.6%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	1,791	1,755,718
American Electric Power Co. Inc.
5.70%, 08/15/25(a)	1,556	1,552,008
Series N, 1.00%, 11/01/25 (Call 10/01/25)	2,281	2,122,330
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	1,898	1,847,301
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	1,813	1,765,542
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	4,010	3,910,437
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)(a)	2,511	2,469,503
4.05%, 04/15/25 (Call 03/15/25)	6,031	5,943,867
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	1,249	1,159,834
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	4,427	4,313,481
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	3,597	3,508,586
Series A, 3.30%, 03/15/25 (Call 02/15/25)(a)	2,366	2,314,181
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)(a)	2,023	1,983,615
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	4,144	3,937,104
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,168	2,968,071
5.00%, 12/08/25(a)	2,262	2,243,083
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	2,170	2,109,823
Edison International
4.70%, 08/15/25	1,850	1,821,716
4.95%, 04/15/25 (Call 03/15/25)(a)	1,940	1,923,217
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	3,444	3,229,231
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	1,301	1,267,919
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)	2,248	2,202,684
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	1,731	1,621,780
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	3,766	3,692,384
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	4,920	4,804,461
3.13%, 12/01/25 (Call 06/01/25)	2,468	2,384,711
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Iberdrola International BV, 5.81%, 03/15/25	$2,152	$2,150,038
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,249	1,209,926
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25(a)	2,205	2,143,808
2.85%, 01/27/25 (Call 10/27/24)	2,547	2,495,248
3.25%, 11/01/25 (Call 08/01/25)	1,810	1,749,623
3.45%, 06/15/25	1,195	1,165,895
5.45%, 10/30/25(a)	2,030	2,027,602
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25	3,516	3,466,750
5.75%, 09/01/25	7,935	7,941,449
6.05%, 03/01/25(a)	8,898	8,914,976
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	2,796	2,608,260
2.95%, 04/01/25 (Call 01/01/25)(a)	1,772	1,731,371
Pacific Gas and Electric Co.
3.45%, 07/01/25(a)	2,916	2,833,158
3.50%, 06/15/25 (Call 03/15/25)	3,275	3,185,299
4.95%, 06/08/25	2,851	2,816,922
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	490	474,803
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	2,390	2,265,157
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)(a)	1,214	1,184,515
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)(a)	3,032	2,845,654
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	2,366	2,307,353
Sempra, 3.30%, 04/01/25 (Call 03/01/25)(a)	3,464	3,386,519
Southern California Edison Co.
Series C, 4.20%, 06/01/25(a)	1,580	1,554,091
Series E, 3.70%, 08/01/25 (Call 06/01/25)	4,272	4,170,239
Southern Co. (The), 5.15%, 10/06/25	1,959	1,945,492
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	2,413	2,358,215
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	888	867,639
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	1,621	1,578,812
WEC Energy Group Inc., 5.00%, 09/27/25 (Call 08/27/25)(a)	2,045	2,026,733
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	1,078	1,074,874
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	2,855	2,779,046
		146,112,054
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	2,011	1,965,996
Electronics — 0.6%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)(a)	2,400	2,328,799
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	1,598	1,571,397
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	2,803	2,767,708
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	6,512	6,241,396
Legrand France SA, 8.50%, 02/15/25(a)	1,800	1,835,390
		14,744,690
Security	Par (000)	Value
Entertainment — 0.4%
Warnermedia Holdings Inc.
3.64%, 03/15/25(a)	$7,355	$7,213,292
3.79%, 03/15/25 (Call 05/13/24)	2,645	2,593,357
		9,806,649
Environmental Control — 0.4%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	1,611	1,500,425
3.20%, 03/15/25 (Call 12/15/24)(a)	3,202	3,135,435
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	2,702	2,516,936
3.13%, 03/01/25 (Call 12/01/24)(a)	2,516	2,467,435
		9,620,231
Food — 1.5%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	1,869	1,829,626
3.95%, 03/15/25 (Call 01/15/25)	4,008	3,944,483
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	4,993	4,904,892
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)(a)	4,725	4,652,644
5.24%, 11/18/25 (Call 05/16/24)	874	868,882
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	2,834	2,700,126
3.20%, 08/21/25 (Call 05/21/25)	700	680,845
J.M. Smucker Co. (The), 3.50%, 03/15/25(a)	4,130	4,053,743
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	4,133	3,964,841
Sysco Corp., 3.75%, 10/01/25 (Call 07/01/25)(a)	3,336	3,246,715
Walmart Inc., 3.90%, 09/09/25	7,220	7,094,499
		37,941,296
Forest Products & Paper — 0.0%
Suzano International Finance BV, 4.00%, 01/14/25 (Call 11/14/24)(a)	1,180	1,162,268
Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)	1,762	1,747,398
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	5,595	5,265,890
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)	1,545	1,506,001
		8,519,289
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25 (Call 05/13/24)(a)	3,155	3,065,361
Health Care - Products — 1.1%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	4,417	4,322,039
3.88%, 09/15/25 (Call 06/15/25)	2,243	2,202,056
Boston Scientific Corp., 1.90%, 06/01/25 (Call 05/01/25)(a)	3,362	3,232,258
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	2,303	2,242,179
GE HealthCare Technologies Inc., 5.60%, 11/15/25 (Call 10/15/25)	6,509	6,499,960
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	2,831	2,692,030
3.38%, 11/01/25 (Call 08/01/25)(a)	3,938	3,812,963
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	4,590	4,498,256
		29,501,741

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services — 2.0%
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	$1,313	$1,234,337
Elevance Health Inc.
2.38%, 01/15/25 (Call 12/15/24)	5,916	5,779,110
5.35%, 10/15/25 (Call 09/15/25)	2,406	2,397,725
HCA Inc.
5.25%, 04/15/25	6,695	6,660,912
5.38%, 02/01/25(a)	11,065	11,016,749
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	2,677	2,646,014
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	5,031	4,945,096
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	1,387	1,290,933
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)(a)	2,470	2,419,998
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	270	255,214
UnitedHealth Group Inc.
3.70%, 12/15/25	1,486	1,446,906
3.75%, 07/15/25	8,432	8,268,941
5.15%, 10/15/25(a)	3,060	3,051,546
UPMC, Series D-1, 3.60%, 04/03/25(a)	1,805	1,771,087
		53,184,568
Holding Companies - Diversified — 1.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	5,916	5,707,416
4.25%, 03/01/25 (Call 01/01/25)	2,780	2,735,016
Blackstone Private Credit Fund
2.70%, 01/15/25 (Call 11/15/24)(a)	2,800	2,730,960
4.70%, 03/24/25(a)	2,818	2,781,150
7.05%, 09/29/25(a)	3,132	3,159,493
Blue Owl Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	2,657	2,579,071
4.00%, 03/30/25 (Call 02/28/25)	1,579	1,547,324
Blue Owl Credit Income Corp., 5.50%, 03/21/25(a)	2,225	2,208,601
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)(a)	2,117	2,080,238
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	1,485	1,458,145
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	1,405	1,370,317
		28,357,731
Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)(a)	2,528	2,418,366
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	2,815	2,783,084
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)	1,765	1,738,463
		6,939,913
Home Furnishings — 0.2%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	2,131	2,094,958
Whirlpool Corp., 3.70%, 05/01/25(a)	1,882	1,846,304
		3,941,262
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.05%, 08/15/25(a)	1,377	1,336,779
Insurance — 1.3%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,698	1,656,019
Security	Par (000)	Value
Insurance (continued)
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)(a)	$2,977	$2,754,420
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	4,032	3,924,352
Chubb INA Holdings LLC, 3.15%, 03/15/25(a)	4,201	4,114,431
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	2,341	2,321,109
Corebridge Financial Inc., 3.50%, 04/04/25 (Call 03/04/25)(a)	4,455	4,364,603
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	1,729	1,704,800
Lincoln National Corp., 3.35%, 03/09/25(a)	1,060	1,037,176
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	3,262	3,204,227
MetLife Inc.
3.00%, 03/01/25	2,408	2,358,583
3.60%, 11/13/25 (Call 08/13/25)	2,773	2,697,325
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	1,792	1,751,791
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)(a)	1,285	1,259,926
		33,148,762
Internet — 1.5%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)(a)	4,712	4,436,669
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	5,351	5,103,787
3.00%, 04/13/25	6,410	6,261,273
4.60%, 12/01/25	2,640	2,618,111
5.20%, 12/03/25 (Call 09/03/25)	3,463	3,461,198
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)	1,215	1,185,301
4.13%, 06/30/25	1,305	1,279,533
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)(a)	2,569	2,525,905
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)(a)	4,813	4,662,372
5.90%, 11/22/25 (Call 10/22/25)	1,900	1,904,852
Netflix Inc., 5.88%, 02/15/25(a)	3,260	3,270,894
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	1,112	1,048,291
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)(a)	2,235	2,226,059
		39,984,245
Iron & Steel — 0.3%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	2,536	2,443,112
3.95%, 05/23/25	2,545	2,501,040
Reliance Inc., 1.30%, 08/15/25 (Call 07/15/25)	1,989	1,878,692
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	2,211	2,128,491
		8,951,335
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	2,486	2,414,469
Lodging — 0.5%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)	2,823	2,808,610
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)	255	245,287
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)(a)	2,021	1,984,659
3.75%, 10/01/25 (Call 07/01/25)(a)	1,604	1,561,068
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	$3,096	$3,095,299
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	4,525	4,469,937
		14,164,860
Machinery — 2.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	3,943	3,686,988
1.45%, 05/15/25	2,061	1,978,283
3.40%, 05/13/25	5,218	5,115,172
3.65%, 08/12/25	3,325	3,252,359
4.90%, 01/17/25	2,055	2,046,224
5.15%, 08/11/25	2,525	2,518,280
5.40%, 03/10/25(a)	1,430	1,430,141
CNH Industrial Capital LLC
3.95%, 05/23/25	2,730	2,675,404
5.45%, 10/14/25	1,735	1,730,530
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(a)	2,117	2,064,530
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	1,984	1,913,733
John Deere Capital Corp.
1.25%, 01/10/25	2,575	2,501,167
2.05%, 01/09/25(a)	1,752	1,711,141
2.13%, 03/07/25	1,780	1,730,787
3.40%, 06/06/25	4,030	3,945,044
3.40%, 09/11/25	1,087	1,057,742
3.45%, 03/13/25(a)	2,693	2,648,600
4.05%, 09/08/25(a)	2,914	2,864,988
4.95%, 06/06/25(a)	2,489	2,478,144
5.15%, 03/03/25(a)	2,275	2,269,640
5.30%, 09/08/25(a)	1,350	1,348,849
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(a)	6,643	6,424,530
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	2,219	2,170,760
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	2,784	2,702,116
		62,265,152
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	2,939	2,853,702
2.65%, 04/15/25 (Call 03/15/25)(a)	2,884	2,801,938
3.00%, 08/07/25(a)	2,599	2,515,820
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	1,499	1,476,833
		9,648,293
Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	18,061	17,817,688
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	315	309,615
3.38%, 08/15/25 (Call 05/15/25)	6,292	6,130,735
3.95%, 10/15/25 (Call 08/15/25)	11,993	11,739,334
5.25%, 11/07/25	2,544	2,540,039
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	1,395	1,363,989
3.95%, 06/15/25 (Call 03/15/25)	2,434	2,378,645
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	3,678	3,588,178
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	3,451	3,344,490
Walt Disney Co. (The)
3.35%, 03/24/25(a)	7,936	7,782,999
3.70%, 10/15/25 (Call 07/15/25)(a)	3,283	3,202,881
		60,198,593
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	$4,221	$4,117,032
Mining — 0.0%
Southern Copper Corp., 3.88%, 04/23/25	1,289	1,264,549
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25 (Call 05/31/24)	2,899	2,847,445
Oil & Gas — 3.3%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	4,543	4,446,612
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,002	2,869,871
3.90%, 02/01/25 (Call 11/01/24)(a)	2,873	2,832,808
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	10,391	9,994,009
3.33%, 11/17/25 (Call 08/17/25)	2,544	2,472,289
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)(a)	3,424	3,229,239
ConocoPhillips Co., 2.40%, 03/07/25 (Call 05/13/24)	1,116	1,087,087
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	2,375	2,377,240
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	2,868	2,808,065
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	2,828	2,829,474
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)(a)	6,540	6,394,521
2.99%, 03/19/25 (Call 02/19/25)	10,747	10,520,767
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	6,048	5,985,950
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	2,910	2,891,691
5.88%, 09/01/25 (Call 06/01/25)	1,440	1,439,992
Ovintiv Inc., 5.65%, 05/15/25	2,895	2,885,408
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)(a)	3,415	3,356,392
Phillips 66 Co., 3.61%, 02/15/25 (Call 11/15/24)	2,022	1,988,436
Shell International Finance BV, 3.25%, 05/11/25	12,039	11,775,764
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)(a)	4,500	4,407,124
		86,592,739
Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	2,162	2,105,412
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	2,007	1,900,183
		4,005,595
Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)(a)	2,149	2,105,976
Sonoco Products Co., 1.80%, 02/01/25 (Call 05/13/24)(a)	2,230	2,161,044
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)(a)	3,354	3,298,364
		7,565,384
Pharmaceuticals — 5.2%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	15,349	15,054,135
3.80%, 03/15/25 (Call 12/15/24)(a)	12,328	12,142,000
AstraZeneca PLC, 3.38%, 11/16/25(a)	9,101	8,832,669

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co., 0.75%, 11/13/25 (Call 10/13/25)	$4,433	$4,134,455
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	2,290	2,231,932
Cencora Inc., 3.25%, 03/01/25 (Call 12/01/24)	2,960	2,901,508
Cigna Group (The)
3.25%, 04/15/25 (Call 01/15/25)	4,983	4,870,920
4.13%, 11/15/25 (Call 09/15/25)	2,175	2,130,215
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	12,126	11,861,761
4.10%, 03/25/25 (Call 01/25/25)(a)	5,062	4,994,378
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)(a)	2,410	2,344,794
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	4,761	4,673,147
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	3,940	3,709,191
2.63%, 01/15/25 (Call 11/15/24)(a)	2,524	2,475,602
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)(a)	2,283	2,122,244
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	3,902	3,812,664
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	11,308	11,074,794
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	4,848	4,712,567
3.00%, 11/20/25 (Call 08/20/25)	7,715	7,470,481
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	4,529	4,314,996
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25	12,265	12,170,443
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	3,940	3,753,387
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	3,359	3,306,456
5.40%, 11/14/25 (Call 10/14/25)(a)	2,075	2,071,920
		137,166,659
Pipelines — 3.0%
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(a)	4,967	4,883,255
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)(a)	1,878	1,867,673
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	1,700	1,701,088
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	2,290	2,235,775
2.50%, 02/14/25	2,141	2,086,737
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,609	4,481,612
4.05%, 03/15/25 (Call 12/15/24)	4,637	4,566,807
5.75%, 04/01/25 (Call 05/31/24)	1,950	1,947,481
5.95%, 12/01/25 (Call 09/01/25)	1,619	1,622,354
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	175	170,784
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)(a)	5,517	5,435,366
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	7,169	7,066,913
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	2,316	2,280,416
4.88%, 06/01/25 (Call 03/01/25)	5,363	5,311,394
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)	1,655	1,576,872
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	2,342	2,321,494
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	4,494	4,419,154
Security	Par (000)	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)(a)	$8,365	$8,343,829
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)(a)	2,119	2,077,674
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)(a)	2,317	2,283,068
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	3,398	3,323,398
3.95%, 06/01/25 (Call 03/01/25)	775	759,988
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)(a)	3,471	3,424,281
4.00%, 09/15/25 (Call 06/15/25)	3,778	3,692,532
		77,879,945
Real Estate — 0.1%
Brookfield Corp., 4.00%, 01/15/25 (Call 10/15/24)	2,990	2,952,230
Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	3,065	2,994,460
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	2,343	2,209,700
2.40%, 03/15/25 (Call 02/15/25)	3,589	3,481,107
2.95%, 01/15/25 (Call 12/15/24)(a)	3,206	3,139,871
4.00%, 06/01/25 (Call 03/01/25)	3,436	3,372,821
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	2,204	2,155,567
3.50%, 11/15/25 (Call 08/15/25)	1,766	1,715,506
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	4,228	4,145,813
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	3,083	3,034,106
Crown Castle Inc., 1.35%, 07/15/25 (Call 06/15/25)	2,911	2,761,029
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	1,634	1,588,011
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)(a)	720	708,844
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	3,378	3,159,770
1.25%, 07/15/25 (Call 06/15/25)(a)	2,577	2,437,023
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	2,164	2,111,019
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)(a)	2,271	2,225,361
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	4,466	4,429,551
Healthpeak OP LLC
3.40%, 02/01/25 (Call 11/01/24)(a)	1,445	1,417,993
4.00%, 06/01/25 (Call 03/01/25)	1,672	1,639,267
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,302	2,249,012
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	1,869	1,821,180
Kimco Realty OP LLC, 3.30%, 02/01/25 (Call 12/01/24)(a)	2,333	2,288,673
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)(a)	1,250	1,224,612
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	2,160	2,107,987
NNN REIT Inc., 4.00%, 11/15/25 (Call 08/15/25)	1,098	1,069,739
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	1,961	1,940,088
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)	$2,699	$2,654,764
4.63%, 11/01/25 (Call 09/01/25)(a)	2,903	2,861,694
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	5,328	5,188,927
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)(a)	2,189	2,154,184
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	2,315	2,260,080
3.50%, 02/01/25 (Call 11/01/24)(a)	2,680	2,631,033
VICI Properties LP, 4.38%, 05/15/25	2,820	2,774,588
Welltower OP LLC, 4.00%, 06/01/25 (Call 03/01/25)	5,729	5,621,194
WP Carey Inc., 4.00%, 02/01/25 (Call 11/01/24)	2,298	2,266,937
		89,841,511
Retail — 2.7%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	2,386	2,338,169
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	2,388	2,334,386
3.63%, 04/15/25 (Call 03/15/25)	2,349	2,304,023
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)(a)	2,952	2,885,917
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	5,288	5,192,476
Genuine Parts Co., 1.75%, 02/01/25 (Call 05/13/24)	3,108	3,011,893
Home Depot Inc. (The)
2.70%, 04/15/25 (Call 03/15/25)(a)	2,605	2,540,185
3.35%, 09/15/25 (Call 06/15/25)	5,566	5,419,313
4.00%, 09/15/25 (Call 08/15/25)(a)	1,745	1,713,639
5.13%, 04/30/25(a)	1,460	1,457,806
Lowe's Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	4,080	3,963,542
4.00%, 04/15/25 (Call 03/15/25)	3,967	3,907,496
4.40%, 09/08/25	4,085	4,026,629
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	2,678	2,538,936
3.30%, 07/01/25 (Call 06/01/25)	4,230	4,125,847
3.38%, 05/26/25 (Call 02/26/25)(a)	2,934	2,866,022
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	4,032	3,991,616
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	6,714	6,569,520
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)(a)	7,140	6,931,754
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)(a)	3,070	3,010,864
		71,130,033
Semiconductors — 1.9%
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)(a)	2,663	2,602,268
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	3,196	3,134,134
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)(a)	2,353	2,308,791
Broadcom Inc., 3.15%, 11/15/25 (Call 10/15/25)	4,666	4,496,372
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)	7,791	7,646,405
3.70%, 07/29/25 (Call 04/29/25)	8,383	8,195,230
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	2,269	2,233,195
Microchip Technology Inc., 4.25%, 09/01/25 (Call 05/31/24)	5,400	5,299,456
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(a)	2,930	2,848,350
Security	Par (000)	Value
Semiconductors (continued)
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	$6,679	$6,557,664
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	4,468	4,316,666
		49,638,531
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)(a)	2,215	2,166,618
Software — 2.9%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)(a)	3,103	3,023,600
3.25%, 02/01/25 (Call 11/01/24)(a)	4,758	4,678,964
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	1,542	1,523,376
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	4,710	4,615,022
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	3,508	3,322,801
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	6,474	6,339,480
3.13%, 11/03/25 (Call 08/03/25)	12,957	12,571,194
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)(a)	12,257	11,899,299
2.95%, 05/15/25 (Call 02/15/25)	12,585	12,238,440
5.80%, 11/10/25	3,164	3,172,766
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	3,558	3,341,563
3.85%, 12/15/25 (Call 09/15/25)	1,721	1,676,355
Take-Two Interactive Software Inc., 3.55%, 04/14/25	3,728	3,653,508
VMware LLC, 4.50%, 05/15/25 (Call 04/15/25)	4,042	3,993,619
		76,049,987
Telecommunications — 1.9%
Cisco Systems Inc., 3.50%, 06/15/25	2,223	2,178,981
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	1,603	1,490,892
KT Corp., 4.00%, 08/08/25(b)	475	464,803
Rogers Communications Inc.
2.95%, 03/15/25 (Call 05/13/24)(a)	4,235	4,133,769
3.63%, 12/15/25 (Call 09/15/25)	3,249	3,136,975
Sprint LLC, 7.63%, 02/15/25 (Call 11/15/24)	5,700	5,749,503
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	14,269	13,974,946
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	6,452	6,002,555
3.38%, 02/15/25	6,088	5,980,439
Vodafone Group PLC, 4.13%, 05/30/25	7,637	7,518,478
		50,631,341
Transportation — 1.1%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	2,652	2,595,296
3.65%, 09/01/25 (Call 06/01/25)	2,126	2,075,482
7.00%, 12/15/25	1,003	1,027,967
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	4,251	4,160,538
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)	3,239	3,136,748
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	1,685	1,646,242
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)(a)	1,878	1,818,688
4.63%, 06/01/25 (Call 05/01/25)(a)	2,066	2,038,577
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)(a)	1,884	1,852,411

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.25%, 08/15/25 (Call 05/15/25)(a)	$2,307	$2,243,807
3.75%, 07/15/25 (Call 05/15/25)	2,405	2,356,993
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)	4,954	4,888,310
		29,841,059
Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	1,305	1,273,402
Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)(a)	2,317	2,272,879
Total Long-Term Investments — 98.8% (Cost: $2,633,351,822)		2,585,521,424
	Shares
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	119,353,164	119,388,970
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	13,840,000	$13,840,000
Total Short-Term Securities — 5.1% (Cost: $133,182,599)		133,228,970
Total Investments — 103.9% (Cost: $2,766,534,421)		2,718,750,394
Liabilities in Excess of Other Assets — (3.9)%		(101,764,659)
Net Assets — 100.0%		$2,616,985,735

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$87,150,249	$32,261,116 (a)	$—	$(10,302)	$(12,093)	$119,388,970	119,353,164	$192,933 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,140,000	7,700,000 (a)	—	—	—	13,840,000	13,840,000	284,329	—
				$(10,302)	$(12,093)	$133,228,970		$477,262	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,585,521,424	$—	$2,585,521,424
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$133,228,970	$—	$—	$133,228,970
	$133,228,970	$2,585,521,424	$—	$2,718,750,394
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$7,006	$6,766,180
Aerospace & Defense — 2.1%
Boeing Co. (The)
2.20%, 02/04/26 (Call 05/13/24)	20,680	19,293,825
2.25%, 06/15/26 (Call 03/15/26)(a)	2,285	2,101,788
2.75%, 02/01/26 (Call 01/01/26)	6,853	6,456,268
3.10%, 05/01/26 (Call 03/01/26)	3,071	2,892,765
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	3,143	2,885,112
2.13%, 08/15/26 (Call 05/15/26)(a)	2,535	2,362,696
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	2,975	2,854,050
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	5,501	5,346,010
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	2,489	2,330,849
5.00%, 02/27/26 (Call 01/27/26)(a)	2,500	2,481,685
5.75%, 11/08/26 (Call 10/08/26)	6,143	6,187,816
		55,192,864
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	1,411	1,321,245
4.40%, 02/14/26 (Call 12/14/25)	5,925	5,804,159
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	5,081	4,769,012
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	4,431	4,193,683
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	6,618	6,145,139
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	3,103	2,946,146
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	3,530	3,228,238
2.75%, 02/25/26 (Call 11/25/25)	3,495	3,333,510
4.88%, 02/13/26	7,385	7,317,260
		39,058,392
Airlines — 0.2%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28(a)	268	253,976
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)(a)	1,411	1,321,757
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(a)	783	752,118
Series 2014-2, Class A, 3.75%, 03/03/28(a)	1,494	1,423,037
Series 2020-1, Class B, 4.88%, 07/15/27	1,171	1,148,616
		4,899,504
Apparel — 0.3%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)(a)	5,427	5,071,913
Tapestry Inc., 7.00%, 11/27/26	3,425	3,488,607
		8,560,520
Auto Manufacturers — 3.8%
American Honda Finance Corp.
1.30%, 09/09/26	3,973	3,619,424
2.30%, 09/09/26	2,379	2,219,336
4.75%, 01/12/26(a)	1,245	1,232,557
4.95%, 01/09/26(a)	530	525,897
5.25%, 07/07/26	4,370	4,361,244
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(a)	6,160	5,944,163
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	$6,241	$5,793,568
4.39%, 01/08/26	5,905	5,740,179
4.54%, 08/01/26 (Call 06/01/26)	3,270	3,164,088
6.95%, 03/06/26 (Call 02/06/26)	5,560	5,635,937
6.95%, 06/10/26 (Call 05/10/26)	3,615	3,668,221
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	6,470	6,014,618
1.50%, 06/10/26 (Call 05/10/26)	5,588	5,125,054
4.00%, 10/06/26 (Call 07/06/26)	3,080	2,960,565
5.25%, 03/01/26 (Call 12/01/25)(a)	5,295	5,255,269
5.40%, 04/06/26	7,095	7,053,332
PACCAR Financial Corp.
1.10%, 05/11/26	1,423	1,311,254
4.45%, 03/30/26	1,675	1,653,290
5.05%, 08/10/26(a)	1,510	1,503,460
5.20%, 11/09/26	1,345	1,344,448
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)(a)	4,067	3,779,030
5.28%, 07/13/26 (Call 06/13/26)(a)	1,495	1,494,112
Toyota Motor Credit Corp.
0.80%, 01/09/26	2,364	2,192,012
1.13%, 06/18/26	4,109	3,762,940
4.45%, 05/18/26	5,590	5,497,783
4.80%, 01/05/26	2,100	2,082,561
5.00%, 08/14/26	2,835	2,816,049
5.40%, 11/20/26	3,630	3,635,834
		99,386,225
Auto Parts & Equipment — 0.0%
Magna International Inc., 5.98%, 03/21/26 (Call 05/13/24)	180	180,023
Banks — 26.5%
Australia & New Zealand Banking Group Ltd./New York, 5.00%, 03/18/26	4,200	4,170,227
Banco Santander SA, 1.85%, 03/25/26	6,243	5,796,788
Bank of America Corp.
3.50%, 04/19/26(a)	11,197	10,799,472
4.25%, 10/22/26	8,696	8,414,804
4.45%, 03/03/26	8,955	8,770,050
6.22%, 09/15/26(a)	1,410	1,425,608
Bank of America NA, 5.53%, 08/18/26 (Call 07/17/26)	8,730	8,751,035
Bank of Montreal
1.25%, 09/15/26(a)	6,313	5,722,849
5.27%, 12/11/26	4,890	4,861,486
5.30%, 06/05/26	6,350	6,325,494
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	3,239	2,990,077
1.05%, 10/15/26 (Call 09/15/26)	2,462	2,222,830
2.45%, 08/17/26 (Call 05/17/26)	3,200	3,004,244
2.80%, 05/04/26 (Call 02/04/26)	3,555	3,383,070
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	5,207	4,803,718
1.30%, 09/15/26 (Call 06/15/26)	4,215	3,822,624
1.35%, 06/24/26	3,570	3,273,801
2.70%, 08/03/26(a)	5,162	4,855,164
4.75%, 02/02/26	4,955	4,889,506
5.35%, 12/07/26	4,750	4,725,266
Barclays PLC
4.38%, 01/12/26	11,072	10,814,039
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.20%, 05/12/26	$9,330	$9,155,617
BPCE SA, 3.38%, 12/02/26	3,289	3,136,705
Canadian Imperial Bank of Commerce
1.25%, 06/22/26 (Call 05/22/26)	3,980	3,644,370
5.62%, 07/17/26	2,085	2,087,971
5.93%, 10/02/26	3,850	3,883,430
Citibank NA
5.44%, 04/30/26 (Call 03/30/26)	9,500	9,489,164
5.49%, 12/04/26 (Call 11/04/26)	8,538	8,545,916
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	12,845	12,127,541
3.40%, 05/01/26(a)	8,857	8,498,739
3.70%, 01/12/26	9,154	8,872,700
4.30%, 11/20/26	4,342	4,206,551
4.60%, 03/09/26(a)	6,798	6,655,380
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	2,067	1,983,245
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)(a)	2,737	2,559,778
Commonwealth Bank of Australia/New York, 5.32%, 03/13/26	5,875	5,877,391
Cooperatieve Rabobank UA, 3.75%, 07/21/26(a)	5,920	5,652,001
Cooperatieve Rabobank UA/New York
4.85%, 01/09/26	2,705	2,682,422
5.50%, 10/05/26	4,870	4,874,772
Credit Suisse AG/New York, 1.25%, 08/07/26(a)	6,755	6,129,060
Deutsche Bank AG, 4.10%, 01/13/26	1,242	1,207,288
Deutsche Bank AG/New York
1.69%, 03/19/26	4,435	4,130,096
4.10%, 01/13/26	1,490	1,448,066
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	4,844	4,577,067
4.25%, 03/13/26	1,715	1,661,151
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	2,813	2,699,862
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	12,429	11,809,734
3.75%, 02/25/26 (Call 11/25/25)	8,241	7,989,721
HSBC Holdings PLC
3.90%, 05/25/26	11,630	11,235,481
4.30%, 03/08/26	13,963	13,636,288
4.38%, 11/23/26	4,939	4,777,954
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	12,412	11,733,473
3.20%, 06/15/26 (Call 03/15/26)	7,454	7,121,827
3.30%, 04/01/26 (Call 01/01/26)	10,705	10,290,862
4.13%, 12/15/26	8,533	8,240,320
7.63%, 10/15/26(a)	2,107	2,211,351
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	10,860	10,783,750
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)(a)	1,330	1,293,477
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	2,615	2,454,867
Lloyds Banking Group PLC, 4.65%, 03/24/26	6,549	6,392,962
Manufacturers & Traders Trust Co., 4.65%, 01/27/26 (Call 12/27/25)	5,885	5,729,967
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26(a)	4,908	4,608,638
3.85%, 03/01/26	10,685	10,372,813
Mizuho Financial Group Inc., 2.84%, 09/13/26	5,042	4,734,281
Morgan Stanley
3.13%, 07/27/26(a)	12,667	12,040,713
Security	Par (000)	Value
Banks (continued)
3.88%, 01/27/26	$12,653	$12,292,211
4.35%, 09/08/26	9,470	9,204,388
6.25%, 08/09/26	3,163	3,211,551
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	5,975	5,898,586
5.88%, 10/30/26 (Call 09/30/26)	7,128	7,190,779
National Australia Bank Ltd./New York
2.50%, 07/12/26	6,400	6,021,499
3.38%, 01/14/26	5,227	5,055,958
4.97%, 01/12/26(a)	3,435	3,409,350
NatWest Group PLC, 4.80%, 04/05/26	7,301	7,174,558
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	3,526	3,207,930
2.60%, 07/23/26 (Call 05/23/26)	4,751	4,467,008
Royal Bank of Canada
0.88%, 01/20/26(a)	5,200	4,823,277
1.15%, 07/14/26(a)	2,860	2,608,000
1.20%, 04/27/26	7,430	6,838,169
1.40%, 11/02/26	4,005	3,636,396
4.65%, 01/27/26	6,579	6,468,479
4.88%, 01/12/26	4,315	4,273,129
5.20%, 07/20/26	4,525	4,505,695
Santander Holdings USA Inc., 3.24%, 10/05/26 (Call 08/05/26)	4,545	4,261,449
State Street Corp.
2.65%, 05/19/26(a)	4,001	3,798,586
5.27%, 08/03/26 (Call 07/03/26)(a)	5,775	5,759,682
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	4,754	4,398,909
1.40%, 09/17/26	7,937	7,207,606
2.63%, 07/14/26(a)	10,680	10,049,658
3.01%, 10/19/26(a)	5,922	5,575,985
3.78%, 03/09/26	6,483	6,281,839
5.46%, 01/13/26	6,495	6,478,531
5.88%, 07/13/26	2,800	2,816,504
Toronto-Dominion Bank (The)
0.75%, 01/06/26(a)	6,698	6,198,479
1.20%, 06/03/26	5,890	5,394,227
1.25%, 09/10/26	6,313	5,726,010
5.10%, 01/09/26	1,765	1,758,449
5.26%, 12/11/26	2,625	2,613,835
5.53%, 07/17/26	8,013	8,015,476
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	3,629	3,457,862
3.80%, 10/30/26 (Call 09/30/26)	3,943	3,764,606
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)(a)	4,869	4,645,425
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	6,325	5,932,139
UBS AG/London, 1.25%, 06/01/26	3,800	3,477,860
UBS Group AG, 4.55%, 04/17/26	8,536	8,347,044
Wachovia Corp., 7.57%, 08/01/26(b)	995	1,030,846
Wells Fargo & Co.
3.00%, 04/22/26	14,691	14,013,653
3.00%, 10/23/26	14,872	13,991,489
4.10%, 06/03/26	10,126	9,812,013
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/14/25)	8,700	8,607,149
5.25%, 12/11/26 (Call 11/10/26)	9,175	9,127,958
5.45%, 08/07/26 (Call 07/07/26)	9,109	9,103,633
Westpac Banking Corp.
1.15%, 06/03/26	5,980	5,487,779

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.70%, 08/19/26	$4,942	$4,665,116
2.85%, 05/13/26(a)	6,896	6,571,528
		685,725,202
Beverages — 1.1%
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	3,122	2,982,945
5.00%, 02/02/26 (Call 05/13/24)(a)	1,655	1,637,574
Diageo Capital PLC, 5.38%, 10/05/26 (Call 09/05/26)(a)	2,320	2,321,776
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	2,120	1,981,789
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	8,711	8,263,103
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	4,233	3,966,982
2.85%, 02/24/26 (Call 11/24/25)	3,436	3,299,202
4.55%, 02/13/26 (Call 01/13/26)(a)	1,715	1,696,855
5.13%, 11/10/26 (Call 10/10/26)	2,835	2,833,814
		28,984,040
Biotechnology — 0.7%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)(a)	6,067	5,699,969
5.51%, 03/02/26 (Call 05/13/24)(a)	1,140	1,137,095
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	11,171	10,822,906
		17,659,970
Building Materials — 0.3%
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	2,992	2,904,250
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	1,827	1,738,508
Trane Technologies Financing Ltd., 3.50%, 03/21/26 (Call 01/21/26)	2,022	1,945,006
		6,587,764
Chemicals — 1.0%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26 (Call 07/05/26)	2,125	1,927,781
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	3,239	3,054,935
EIDP Inc., 4.50%, 05/15/26 (Call 04/15/26)	3,060	3,002,439
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	2,047	1,926,156
5.15%, 05/18/26 (Call 04/18/26)	2,460	2,429,502
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)	3,106	2,995,215
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	2,121	2,041,233
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)(a)	3,085	2,847,632
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	1,655	1,613,027
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	3,593	3,430,351
		25,268,271
Commercial Services — 0.6%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	4,675	4,316,284
4.80%, 04/01/26 (Call 01/01/26)	2,904	2,857,199
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	2,183	1,990,967
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	5,884	5,527,868
		14,692,318
Security	Par (000)	Value
Computers — 3.6%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)(a)	$9,538	$8,819,498
2.05%, 09/11/26 (Call 07/11/26)	7,229	6,730,738
2.45%, 08/04/26 (Call 05/04/26)	8,457	7,974,501
3.25%, 02/23/26 (Call 11/23/25)	12,009	11,603,290
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)	2,629	2,381,397
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	7,811	7,689,153
6.02%, 06/15/26 (Call 03/15/26)	9,797	9,855,035
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	2,710	2,454,082
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	2,300	2,110,756
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	1,265	1,173,402
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	3,989	3,713,374
6.10%, 04/01/26 (Call 05/13/24)	480	479,876
HP Inc., 1.45%, 06/17/26 (Call 05/17/26)	2,710	2,485,451
IBM International Capital Pte Ltd., 4.70%, 02/05/26(a)	3,330	3,288,620
International Business Machines Corp.
3.30%, 05/15/26	11,705	11,249,791
3.45%, 02/19/26	6,685	6,468,738
4.50%, 02/06/26(a)	2,690	2,655,259
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	3,115	2,846,106
		93,979,067
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.80%, 03/02/26(a)	2,340	2,329,018
Conopco Inc., Series E, 7.25%, 12/15/26	1,069	1,122,160
Kenvue Inc., 5.35%, 03/22/26 (Call 02/22/26)	3,535	3,537,471
Procter & Gamble Co. (The)
1.00%, 04/23/26	3,927	3,631,970
2.45%, 11/03/26	3,496	3,284,029
2.70%, 02/02/26(a)	2,990	2,871,230
4.10%, 01/26/26(a)	2,101	2,067,536
Unilever Capital Corp., 2.00%, 07/28/26(a)	3,666	3,419,267
		22,262,681
Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	5,148	4,801,236
2.45%, 10/29/26 (Call 09/29/26)	15,559	14,377,344
4.45%, 04/03/26 (Call 02/03/26)	2,133	2,083,993
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	5,520	5,058,867
2.88%, 01/15/26 (Call 12/15/25)	6,386	6,078,229
3.75%, 06/01/26 (Call 04/01/26)	3,105	2,979,841
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	3,351	3,238,716
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	5,315	4,839,585
3.13%, 05/20/26 (Call 04/20/26)	4,561	4,348,175
4.90%, 02/13/26 (Call 01/13/26)	4,375	4,331,363
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)(a)	2,840	2,681,540
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	2,298	2,237,049
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	7,067	6,759,683
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	$5,314	$4,889,924
1.15%, 05/13/26 (Call 04/13/26)	4,053	3,722,235
3.45%, 02/13/26 (Call 11/13/25)(a)	1,650	1,590,779
5.88%, 08/24/26 (Call 07/24/26)	4,044	4,081,922
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)	2,576	2,514,563
Invesco Finance PLC, 3.75%, 01/15/26	2,990	2,898,962
Legg Mason Inc., 4.75%, 03/15/26(a)	2,063	2,035,410
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)(a)	4,134	3,918,013
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	2,802	2,705,243
Nomura Holdings Inc.
1.65%, 07/14/26	5,736	5,244,912
5.71%, 01/09/26(a)	2,440	2,431,556
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	2,126	2,008,311
Voya Financial Inc., 3.65%, 06/15/26	2,325	2,224,961
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)(a)	2,315	2,130,267
		106,212,679
Electric — 5.3%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	1,645	1,552,972
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	4,090	3,788,811
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(b)	430	425,571
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	1,416	1,364,756
5.70%, 12/01/26 (Call 11/01/26)	3,265	3,272,919
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)(a)	1,401	1,316,179
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)(a)	1,810	1,752,770
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,211	1,133,064
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	2,380	2,187,392
5.25%, 08/10/26(a)	1,280	1,270,700
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	2,357	2,252,686
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)(a)	1,026	973,229
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	2,145	2,027,582
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,435	2,247,490
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,723	1,621,778
DTE Electric Co., 4.85%, 12/01/26(a)	1,060	1,050,203
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	2,736	2,568,590
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	2,899	2,737,083
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)(a)	7,271	6,814,140
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	3,541	3,371,107
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	2,318	2,212,255
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	3,023	2,921,378
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	3,038	2,863,791
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	1,925	1,793,654
Security	Par (000)	Value
Electric (continued)
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	$859	$808,790
Eversource Energy
4.75%, 05/15/26	1,775	1,743,162
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,735	1,573,373
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	3,547	3,409,429
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)(a)	60	55,728
Florida Power & Light Co., 4.45%, 05/15/26 (Call 04/15/26)(a)	2,940	2,893,952
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	4,924	4,635,170
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	1,587	1,520,295
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	1,705	1,623,536
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)(a)	2,991	2,727,393
4.45%, 03/13/26 (Call 02/13/26)	1,640	1,613,551
5.60%, 11/13/26 (Call 10/13/26)	1,385	1,389,382
NextEra Energy Capital Holdings Inc., 4.95%, 01/29/26	4,085	4,048,309
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	2,771	2,630,418
3.15%, 01/01/26	8,556	8,182,399
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	3,023	2,890,841
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(a)	2,371	2,189,837
2.25%, 09/15/26 (Call 06/15/26)	2,298	2,141,367
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	2,230	2,105,326
Sempra, 5.40%, 08/01/26 (Call 07/01/26)(a)	2,590	2,574,497
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)(a)	1,616	1,527,576
Southern California Edison Co.
4.90%, 06/01/26 (Call 05/01/26)	1,835	1,813,456
5.35%, 03/01/26	2,090	2,082,198
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,551	1,438,344
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	6,357	6,061,445
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	2,111	1,947,698
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,602	1,493,444
Series N, 1.65%, 03/15/26 (Call 02/15/26)(a)	2,540	2,363,545
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	3,580	3,443,367
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,685	1,589,727
WEC Energy Group Inc.
4.75%, 01/09/26 (Call 12/09/25)	4,480	4,419,421
5.60%, 09/12/26 (Call 08/12/26)	3,275	3,278,909
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	2,115	2,001,001
		137,736,986
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)	3,173	2,868,845
Electronics — 1.2%
Amphenol Corp., 4.75%, 03/30/26	1,185	1,169,958
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	2,668	2,603,089

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	$3,615	$3,484,573
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	3,822	3,643,731
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	6,968	6,535,815
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	1,918	1,842,920
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	2,719	2,515,822
TD SYNNEX Corp., 1.75%, 08/09/26 (Call 07/09/26)	2,442	2,225,406
Tyco Electronics Group SA
3.70%, 02/15/26 (Call 11/15/25)	1,970	1,911,033
4.50%, 02/13/26	2,465	2,425,054
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	2,443	2,259,619
		30,617,020
Entertainment — 0.2%
Warnermedia Holdings Inc., 6.41%, 03/15/26 (Call 05/13/24)	5,106	5,107,088
Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	2,579	2,456,690
Veralto Corp., 5.50%, 09/18/26 (Call 08/18/26)(c)	3,595	3,573,536
		6,030,226
Food — 1.4%
Campbell Soup Co., 5.30%, 03/20/26(a)	295	293,898
Conagra Brands Inc., 5.30%, 10/01/26	2,415	2,398,157
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	1,180	1,121,801
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	3,076	2,882,484
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,338	1,264,916
Kellanova, 3.25%, 04/01/26	3,712	3,561,127
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	9,080	8,663,519
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	3,450	3,237,169
3.50%, 02/01/26 (Call 11/01/25)	2,776	2,680,834
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)(a)	2,498	2,304,134
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	5,001	4,772,238
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	4,293	4,168,446
		37,348,723
Gas — 0.3%
National Fuel Gas Co.
5.50%, 01/15/26 (Call 12/15/25)	2,127	2,110,585
5.50%, 10/01/26(a)	1,200	1,190,687
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	2,170	2,048,552
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	1,510	1,437,261
Spire Inc., 5.30%, 03/01/26	815	808,550
		7,595,635
Hand & Machine Tools — 0.3%
Regal Rexnord Corp., 6.05%, 02/15/26(c)	5,155	5,161,156
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	3,203	3,080,007
6.27%, 03/06/26 (Call 05/13/24)	125	125,011
		8,366,174
Health Care - Products — 1.0%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	8,613	8,332,137
Security	Par (000)	Value
Health Care - Products (continued)
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	$1,279	$1,209,109
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	3,040	2,844,068
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	4,845	4,672,290
Thermo Fisher Scientific Inc.
4.95%, 08/10/26 (Call 07/10/26)	1,525	1,514,482
5.00%, 12/05/26 (Call 11/05/26)(a)	4,105	4,088,410
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	3,186	3,051,945
		25,712,441
Health Care - Services — 1.6%
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	3,653	3,394,411
4.90%, 02/08/26 (Call 05/13/24)	1,925	1,902,485
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	6,657	6,586,952
5.38%, 09/01/26 (Call 03/01/26)	4,850	4,813,926
5.88%, 02/15/26 (Call 08/15/25)	6,620	6,622,780
Humana Inc., 5.70%, 03/13/26 (Call 05/13/24)	740	738,891
Laboratory Corp. of America Holdings, 1.55%, 06/01/26 (Call 05/01/26)	2,440	2,244,859
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	850	791,191
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	2,578	2,473,593
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	4,142	3,811,462
1.25%, 01/15/26	2,432	2,271,128
3.10%, 03/15/26	4,555	4,379,478
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	2,660	2,415,244
UPMC, Series 2021, 1.80%, 04/15/26 (Call 01/15/26)	200	185,610
		42,632,010
Holding Companies - Diversified — 1.9%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	4,322	3,968,201
3.88%, 01/15/26 (Call 12/15/25)	5,668	5,457,962
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	1,185	1,083,614
2.95%, 03/10/26 (Call 02/10/26)	1,547	1,450,074
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	1,405	1,281,162
Blackstone Private Credit Fund, 2.63%, 12/15/26 (Call 11/15/26)	5,062	4,595,483
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)	3,195	2,935,469
3.63%, 01/15/26 (Call 12/15/25)	3,670	3,503,069
Blue Owl Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	4,528	4,246,306
4.25%, 01/15/26 (Call 12/15/25)	2,290	2,211,978
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (Call 10/15/26)(a)(c)	1,630	1,662,972
Blue Owl Credit Income Corp., 3.13%, 09/23/26 (Call 08/23/26)(a)	1,715	1,570,177
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	4,721	4,464,923
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)(a)	2,296	2,185,129
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	$2,607	$2,386,619
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	2,273	2,127,578
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	1,431	1,306,054
3.71%, 01/22/26 (Call 12/22/25)(a)	1,860	1,761,273
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)(a)	1,376	1,266,630
		49,464,673
Home Builders — 0.3%
DR Horton Inc., 1.30%, 10/15/26 (Call 09/15/26)	2,907	2,624,781
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)(a)	1,956	1,941,308
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	2,838	2,830,290
		7,396,379
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26(a)	1,755	1,682,898
Insurance — 2.0%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)(a)	2,390	2,206,110
2.88%, 10/15/26 (Call 07/15/26)(a)	1,417	1,333,199
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	2,338	2,214,114
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	2,135	2,051,338
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	10,731	10,340,165
Chubb INA Holdings LLC, 3.35%, 05/03/26 (Call 02/03/26)	6,915	6,646,062
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	2,638	2,582,256
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	1,609	1,572,411
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)(a)	1,305	1,241,150
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	2,826	2,739,743
Manulife Financial Corp., 4.15%, 03/04/26	4,423	4,323,629
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	3,358	3,265,361
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	210	220,273
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	2,697	2,587,345
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)(a)	1,583	1,493,579
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	2,445	2,277,899
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	1,835	1,773,207
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	2,599	2,533,325
		51,401,166
Internet — 1.5%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	9,264	8,656,867
Amazon.com Inc., 1.00%, 05/12/26 (Call 04/12/26)	12,305	11,321,573
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)(a)	1,285	1,193,226
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	5,256	5,072,742
eBay Inc., 1.40%, 05/10/26 (Call 04/10/26)	3,958	3,645,046
Security	Par (000)	Value
Internet (continued)
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	$4,320	$4,269,607
JD.com Inc., 3.88%, 04/29/26	666	643,423
Netflix Inc., 4.38%, 11/15/26	4,750	4,635,629
		39,438,113
Iron & Steel — 0.2%
ArcelorMittal SA, 4.55%, 03/11/26	2,195	2,142,898
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 05/31/24)(a)	1,888	1,862,475
Vale Overseas Ltd., 6.25%, 08/10/26(a)	205	207,575
		4,212,948
Lodging — 0.5%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	2,487	2,449,983
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)(a)	2,870	2,707,729
Marriott International Inc./MD
5.45%, 09/15/26 (Call 08/15/26)(a)	2,015	2,012,253
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,871	3,687,780
Sands China Ltd., 4.05%, 01/08/26 (Call 12/08/25)	3,010	2,891,372
		13,749,117
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	3,508	3,238,781
1.15%, 09/14/26	1,647	1,496,148
2.40%, 08/09/26(a)	1,450	1,362,099
4.35%, 05/15/26	6,215	6,105,864
4.80%, 01/06/26(a)	2,490	2,472,998
5.05%, 02/27/26	2,835	2,821,942
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	2,670	2,439,722
1.88%, 01/15/26 (Call 12/15/25)	2,903	2,723,728
John Deere Capital Corp.
0.70%, 01/15/26	3,948	3,658,090
1.05%, 06/17/26	2,147	1,966,180
1.30%, 10/13/26	1,440	1,309,184
2.25%, 09/14/26(a)	1,801	1,679,966
2.65%, 06/10/26(a)	1,684	1,596,926
4.75%, 06/08/26	2,030	2,008,979
4.80%, 01/09/26	4,985	4,951,778
4.95%, 03/06/26(a)	1,155	1,148,247
5.05%, 03/03/26	1,520	1,514,334
5.15%, 09/08/26	1,710	1,706,357
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)	3,649	3,459,078
Xylem Inc./New York, 3.25%, 11/01/26 (Call 08/01/26)	2,315	2,193,024
		49,853,425
Manufacturing — 0.4%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	2,376	2,207,200
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5,164	4,873,125
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	2,383	2,208,556
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)(a)	2,210	2,145,371
		11,434,252
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26 (Call 10/10/26)	4,515	4,525,898
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	10,231	9,852,846

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	$3,992	$3,927,708
Paramount Global, 4.00%, 01/15/26 (Call 10/15/25)(a)	35	33,675
TCI Communications Inc., 7.88%, 02/15/26	2,354	2,448,929
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	2,304	2,203,497
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	4,041	3,748,322
3.00%, 02/13/26(a)	4,221	4,050,334
Walt Disney Co. (The)
1.75%, 01/13/26	6,422	6,047,785
3.38%, 11/15/26 (Call 08/15/26)	1,834	1,751,735
		38,590,729
Mining — 0.4%
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	4,475	4,429,800
5.25%, 09/08/26	3,785	3,775,459
6.42%, 03/01/26	1,200	1,219,440
Newmont Corp./Newcrest Finance Pty Ltd., 5.30%, 03/15/26(c)	300	298,099
		9,722,798
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	4,850	4,492,840
Oil & Gas — 2.9%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	4,875	4,667,423
3.41%, 02/11/26 (Call 12/11/25)	4,511	4,359,340
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	10,118	9,680,771
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	3,563	3,380,506
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)(a)	3,331	3,266,852
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	4,750	4,459,331
3.04%, 03/01/26 (Call 12/01/25)	11,005	10,604,060
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(a)	3,408	3,416,021
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	3,370	3,335,754
Occidental Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)	4,240	4,220,343
Ovintiv Inc., 5.38%, 01/01/26 (Call 10/01/25)	2,735	2,713,599
Phillips 66, 1.30%, 02/15/26 (Call 01/15/26)	2,441	2,268,049
Phillips 66 Co., 3.55%, 10/01/26 (Call 07/01/26)(a)	1,883	1,801,638
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	1,074	997,890
5.10%, 03/29/26	2,685	2,665,866
Shell International Finance BV
2.50%, 09/12/26	4,818	4,525,346
2.88%, 05/10/26	8,229	7,857,202
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)(a)	1,820	1,738,616
		75,958,607
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26 (Call 11/15/26)	2,913	2,675,477
Security	Par (000)	Value
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	$2,180	$2,090,975
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)	6,389	5,949,491
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	3,296	3,233,697
		11,274,163
Pharmaceuticals — 5.1%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	16,224	15,319,707
3.20%, 05/14/26 (Call 02/14/26)	8,048	7,718,271
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	5,796	5,331,170
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)	5,747	5,267,734
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (Call 04/15/26)	9,388	8,990,679
4.95%, 02/20/26	3,535	3,511,801
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)(a)	1,707	1,577,187
4.50%, 02/25/26 (Call 11/27/25)	3,651	3,589,303
5.69%, 03/15/26 (Call 05/13/24)	945	944,565
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	7,373	6,981,466
3.00%, 08/15/26 (Call 06/15/26)	3,881	3,670,561
5.00%, 02/20/26 (Call 01/20/26)	6,448	6,382,770
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	9,043	8,630,321
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	2,460	2,242,976
5.25%, 02/15/26 (Call 05/31/24)	235	232,976
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	5,476	5,062,551
Pfizer Inc.
2.75%, 06/03/26(a)	4,776	4,551,607
3.00%, 12/15/26	6,924	6,564,896
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26 (Call 04/19/26)	12,533	12,317,898
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	13,788	13,093,870
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	10,351	9,929,442
		131,911,751
Pipelines — 3.0%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	2,740	2,746,590
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	1,745	1,588,060
4.25%, 12/01/26 (Call 09/01/26)	2,670	2,588,379
5.90%, 11/15/26 (Call 10/15/26)	2,670	2,686,712
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	2,478	2,388,230
4.75%, 01/15/26 (Call 10/15/25)	4,708	4,634,952
6.05%, 12/01/26 (Call 11/01/26)	4,565	4,617,164
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	1,330	1,295,423
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	4,170	4,054,163
5.05%, 01/10/26	3,125	3,107,978
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)(a)	2,428	2,214,321
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)	6,655	6,204,775
ONEOK Inc.
5.00%, 03/01/26 (Call 12/01/25)	2,769	2,739,267
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.55%, 11/01/26 (Call 10/01/26)(a)	$4,130	$4,126,906
5.85%, 01/15/26 (Call 12/15/25)	1,856	1,862,696
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	3,441	3,347,280
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	6,952	6,962,534
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	2,093	1,986,259
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	4,416	4,359,073
6.20%, 03/09/26 (Call 05/16/24)	2,387	2,385,761
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	6,335	6,522,537
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	1,880	1,836,527
Williams Companies Inc. (The), 5.40%, 03/02/26	3,750	3,735,410
		77,990,997
Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	3,364	3,307,877
Real Estate Investment Trusts — 4.7%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)(a)	1,560	1,506,072
4.30%, 01/15/26 (Call 10/15/25)	1,090	1,066,089
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	2,400	2,181,112
1.60%, 04/15/26 (Call 03/15/26)	3,455	3,197,470
3.38%, 10/15/26 (Call 07/15/26)(a)	4,152	3,941,071
4.40%, 02/15/26 (Call 11/15/25)	2,382	2,329,912
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	1,101	1,035,100
2.95%, 05/11/26 (Call 02/11/26)	2,315	2,200,617
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	4,604	4,261,456
3.65%, 02/01/26 (Call 11/03/25)	4,603	4,415,777
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	2,545	2,457,476
Camden Property Trust, 5.85%, 11/03/26 (Call 10/03/26)(a)	1,540	1,552,226
COPT Defense Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	1,818	1,704,241
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	4,433	4,012,470
3.70%, 06/15/26 (Call 03/15/26)	3,272	3,141,080
4.45%, 02/15/26 (Call 11/15/25)	4,153	4,063,896
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	1,519	1,433,252
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	948	909,090
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	3,409	3,129,415
2.90%, 11/18/26 (Call 09/18/26)	2,782	2,598,092
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	2,338	2,196,874
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	1,892	1,808,103
Extra Space Storage LP, 3.50%, 07/01/26 (Call 04/01/26)	2,662	2,541,716
Federal Realty OP LP, 1.25%, 02/15/26 (Call 01/15/26)	1,981	1,831,573
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	4,675	4,614,973
Healthcare Realty Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	2,867	2,720,006
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Healthpeak OP LLC, 3.25%, 07/15/26 (Call 05/15/26)	$2,832	$2,693,581
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	2,055	2,003,056
Kimco Realty OP LLC, 2.80%, 10/01/26 (Call 07/01/26)	2,270	2,130,599
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,265	1,201,196
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)(a)	1,560	1,408,354
NNN REIT Inc., 3.60%, 12/15/26 (Call 09/15/26)	1,160	1,102,626
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)(a)	3,261	3,215,754
Prologis LP
3.25%, 06/30/26 (Call 03/30/26)(a)	1,878	1,796,135
3.25%, 10/01/26 (Call 07/01/26)	1,735	1,650,690
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	2,143	1,978,271
1.50%, 11/09/26 (Call 10/09/26)	3,395	3,090,726
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,341	1,226,999
4.13%, 10/15/26 (Call 07/15/26)	2,563	2,486,101
4.88%, 06/01/26 (Call 03/01/26)	2,414	2,382,981
5.05%, 01/13/26 (Call 05/13/24)	465	462,401
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	2,465	2,412,370
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	3,400	3,224,248
3.30%, 01/15/26 (Call 10/15/25)	3,757	3,617,659
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	1,766	1,728,456
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	1,614	1,503,959
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	1,450	1,360,660
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	1,926	1,810,929
4.13%, 01/15/26 (Call 10/15/25)	2,163	2,100,930
Welltower OP LLC, 4.25%, 04/01/26 (Call 01/01/26)	3,468	3,379,970
Weyerhaeuser Co., 4.75%, 05/15/26	3,775	3,714,867
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	1,798	1,741,599
		122,274,276
Retail — 2.6%
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)(a)	2,000	1,912,763
5.05%, 07/15/26(a)	2,717	2,696,894
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	4,293	4,001,365
3.00%, 04/01/26 (Call 01/01/26)	5,462	5,244,015
4.95%, 09/30/26 (Call 08/30/26)	3,290	3,272,816
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	6,461	6,118,522
4.80%, 04/01/26 (Call 03/01/26)(a)	5,135	5,076,396
McDonald's Corp., 3.70%, 01/30/26 (Call 10/30/25)	8,561	8,326,005
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	2,227	2,147,984
5.75%, 11/20/26 (Call 10/20/26)	3,170	3,189,088
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)(a)	2,627	2,404,500
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	2,054	1,931,644
4.75%, 02/15/26 (Call 01/15/26)	5,105	5,044,155
Target Corp., 2.50%, 04/15/26	4,744	4,530,320

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	$5,439	$5,084,229
Walmart Inc.
3.05%, 07/08/26 (Call 05/08/26)	3,510	3,363,947
4.00%, 04/15/26 (Call 03/15/26)(a)	3,945	3,871,188
		68,215,831
Semiconductors — 1.9%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	4,203	4,030,955
Broadcom Inc., 3.46%, 09/15/26 (Call 07/15/26)	4,041	3,862,164
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(a)	4,446	4,208,857
4.88%, 02/10/26	8,210	8,135,562
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	3,600	3,497,769
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	1,945	1,802,892
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	2,480	2,452,538
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	5,273	5,058,944
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)	2,140	2,128,485
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(a)	3,459	3,340,204
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	2,853	2,629,861
Texas Instruments Inc., 1.13%, 09/15/26 (Call 08/15/26)	2,530	2,301,930
TSMC Arizona Corp., 1.75%, 10/25/26 (Call 09/25/26)	6,295	5,761,694
		49,211,855
Software — 3.1%
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	2,347	2,243,248
Concentrix Corp., 6.65%, 08/02/26 (Call 07/02/26)(a)	3,745	3,773,826
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	1,685	1,664,836
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	5,906	5,449,454
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	8,590	8,178,401
Intuit Inc., 5.25%, 09/15/26 (Call 08/15/26)	3,410	3,416,165
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	17,202	16,206,581
3.40%, 09/15/26 (Call 06/15/26)(c)	3,307	3,179,705
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	12,048	11,195,760
2.65%, 07/15/26 (Call 04/15/26)	12,811	12,034,042
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	3,365	3,233,265
Take-Two Interactive Software Inc., 5.00%, 03/28/26	3,255	3,215,381
VMware LLC, 1.40%, 08/15/26 (Call 07/15/26)	7,010	6,374,027
		80,164,691
Telecommunications — 2.8%
AT&T Inc.
1.70%, 03/25/26 (Call 05/13/24)	12,695	11,828,242
2.95%, 07/15/26 (Call 04/15/26)	1,246	1,180,693
3.88%, 01/15/26 (Call 10/15/25)	1,556	1,513,394
5.54%, 02/20/26 (Call 05/13/24)	960	957,409
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	$7,895	$7,437,308
2.95%, 02/28/26	3,106	2,982,596
4.90%, 02/26/26	4,160	4,138,991
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	2,031	1,900,562
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	7,455	7,647,878
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	4,321	4,020,518
2.25%, 02/15/26 (Call 05/13/24)	7,750	7,306,757
2.63%, 04/15/26 (Call 05/13/24)	5,005	4,731,970
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	8,945	8,308,941
2.63%, 08/15/26(a)	8,485	7,977,144
		71,932,403
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)(a)	3,114	2,950,305
Transportation — 1.4%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)(a)	2,229	2,135,788
Canadian Pacific Railway Co., 1.75%, 12/02/26 (Call 11/02/26)	4,585	4,181,461
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)(a)	4,041	3,792,197
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	3,302	3,179,173
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	3,731	3,625,123
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	2,820	2,681,792
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	1,580	1,446,521
2.90%, 12/01/26 (Call 10/01/26)	1,783	1,668,245
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	3,060	2,922,407
4.75%, 02/21/26 (Call 01/21/26)(a)	2,775	2,752,392
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)	2,262	2,117,097
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)	5,325	4,853,280
		35,355,476
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)(a)	1,870	1,770,905
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)	1,181	1,069,942
Total Long-Term Investments — 97.8% (Cost: $2,601,921,493)		2,536,934,742
	Shares
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	51,145,132	51,160,475
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	33,210,000	$33,210,000
Total Short-Term Securities — 3.3% (Cost: $84,344,739)		84,370,475
Total Investments — 101.1% (Cost: $2,686,266,232)		2,621,305,217
Liabilities in Excess of Other Assets — (1.1)%		(28,636,693)
Net Assets — 100.0%		$2,592,668,524

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,339,978	$—	$(2,163,288)(a)	$(8,898)	$(7,317)	$51,160,475	51,145,132	$93,121 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,737,000	18,473,000 (a)	—	—	—	33,210,000	33,210,000	472,381	—
				$(8,898)	$(7,317)	$84,370,475		$565,502	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,536,934,742	$—	$2,536,934,742
Short-Term Securities
Money Market Funds	84,370,475	—	—	84,370,475
	$84,370,475	$2,536,934,742	$—	$2,621,305,217
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$4,736	$4,314,919
2.80%, 03/01/27 (Call 12/01/26)	1,666	1,517,638
5.04%, 05/01/27 (Call 03/01/27)	9,265	8,981,244
6.26%, 05/01/27 (Call 04/01/27)(a)	4,250	4,262,264
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)(b)	1,836	1,681,364
3.50%, 04/01/27 (Call 02/01/27)	5,032	4,806,642
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)(b)	2,040	1,955,991
Howmet Aerospace Inc., 5.90%, 02/01/27(b)	1,655	1,662,274
L3Harris Technologies Inc., 5.40%, 01/15/27(b)	5,830	5,819,230
Lockheed Martin Corp., 5.10%, 11/15/27 (Call 10/15/27)	3,890	3,888,076
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)(b)	4,539	4,307,609
RTX Corp.
3.13%, 05/04/27 (Call 02/04/27)	5,726	5,373,719
3.50%, 03/15/27 (Call 12/15/26)	6,465	6,154,088
7.20%, 08/15/27	798	841,541
		55,566,599
Agriculture — 1.3%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)(b)	9,767	9,161,674
4.70%, 04/02/27 (Call 02/02/27)	5,039	4,914,611
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	2,782	2,630,915
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	1,953	1,829,245
4.75%, 02/12/27	3,555	3,502,800
5.13%, 11/17/27 (Call 10/17/27)	7,870	7,796,182
		29,835,427
Airlines — 0.9%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28(b)	2,106	1,972,196
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	951	886,804
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)(b)	1,385	1,285,336
5.13%, 06/15/27 (Call 04/15/27)	9,260	9,130,115
United Airlines Pass Through Trust, Series 2020-1, 5.88%, 04/15/29	6,595	6,555,471
		19,829,922
Apparel — 0.4%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	5,673	5,316,156
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	2,194	2,064,739
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)	2,608	2,334,055
		9,714,950
Auto Manufacturers — 4.3%
American Honda Finance Corp.
2.35%, 01/08/27	2,627	2,433,748
4.90%, 03/12/27(b)	2,500	2,474,903
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)	3,520	3,261,317
4.13%, 08/17/27 (Call 06/17/27)	5,860	5,504,589
4.27%, 01/09/27 (Call 11/09/26)	4,295	4,093,031
4.95%, 05/28/27 (Call 04/28/27)(b)	7,102	6,860,106
5.80%, 03/05/27 (Call 02/05/27)	7,115	7,069,719
7.35%, 11/04/27 (Call 10/04/27)	7,070	7,311,242
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	$3,614	$3,448,316
6.80%, 10/01/27 (Call 08/01/27)(b)	4,734	4,888,907
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)	4,710	4,303,845
2.70%, 08/20/27 (Call 06/20/27)	4,211	3,841,582
4.35%, 01/17/27 (Call 10/17/26)	5,727	5,540,506
5.00%, 04/09/27 (Call 03/09/27)	5,965	5,861,364
5.40%, 05/08/27(b)	3,845	3,817,615
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)	4,935	4,582,519
PACCAR Financial Corp., 2.00%, 02/04/27	1,125	1,033,918
Toyota Motor Credit Corp.
1.15%, 08/13/27	2,192	1,925,508
1.90%, 01/13/27	2,710	2,480,358
3.05%, 03/22/27	6,050	5,696,110
3.20%, 01/11/27(b)	2,768	2,623,302
4.55%, 09/20/27	4,240	4,147,224
5.45%, 11/10/27	3,080	3,101,191
Series B, 5.00%, 03/19/27	3,205	3,179,559
		99,480,479
Auto Parts & Equipment — 0.3%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(b)	5,270	4,825,040
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	2,978	2,819,892
		7,644,932
Banks — 14.6%
Australia & New Zealand Banking Group Ltd./New York, 4.75%, 01/18/27	5,005	4,938,571
Banco Santander SA
4.25%, 04/11/27	4,700	4,504,357
5.29%, 08/18/27	7,878	7,772,774
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	11,845	11,085,787
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,374	8,961,062
Bank of Montreal
2.65%, 03/08/27(b)	5,863	5,437,392
Series H, 4.70%, 09/14/27 (Call 08/14/27)(b)	4,940	4,831,105
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(b)	4,040	3,718,034
3.25%, 05/16/27 (Call 02/16/27)	3,886	3,671,125
Bank of Nova Scotia (The)
1.95%, 02/02/27	4,050	3,692,674
2.95%, 03/11/27	3,565	3,333,887
Canadian Imperial Bank of Commerce, 3.45%, 04/07/27 (Call 03/07/27)	5,045	4,781,363
Citigroup Inc., 4.45%, 09/29/27	18,159	17,469,613
Cooperatieve Rabobank UA/New York, 5.04%, 03/05/27	2,975	2,947,041
Credit Suisse AG/New York, 5.00%, 07/09/27	6,070	5,934,188
Deutsche Bank AG/New York, 5.37%, 09/09/27(b)	2,185	2,171,091
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	3,679	3,363,795
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)	2,794	2,562,215
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	14,759	14,158,902
5.95%, 01/15/27	4,211	4,257,256
HSBC USA Inc., 5.29%, 03/04/27(b)	3,540	3,526,784
ING Groep NV, 3.95%, 03/29/27	7,368	7,039,001
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	$5,996	$5,644,862
4.25%, 10/01/27	7,033	6,784,039
8.00%, 04/29/27(b)	2,615	2,807,412
KeyBank NA/Cleveland OH
4.39%, 12/14/27	1,398	1,302,493
5.85%, 11/15/27 (Call 10/16/27)(b)	4,514	4,430,318
KeyCorp, 2.25%, 04/06/27(b)	3,726	3,330,479
Lloyds Banking Group PLC, 3.75%, 01/11/27	5,758	5,488,875
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	2,185	1,999,565
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	4,170	3,911,696
3.68%, 02/22/27(b)	4,436	4,239,885
Mizuho Financial Group Inc.
3.17%, 09/11/27	4,551	4,216,056
3.66%, 02/28/27(b)	2,825	2,687,930
Morgan Stanley
3.63%, 01/20/27	14,108	13,481,848
3.95%, 04/23/27(b)	9,995	9,573,857
National Australia Bank Ltd./New York, 3.91%, 06/09/27(b)	5,025	4,824,387
Northern Trust Corp., 4.00%, 05/10/27 (Call 04/10/27)	5,312	5,129,185
PNC Bank NA, 3.10%, 10/25/27 (Call 09/25/27)	4,875	4,496,509
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	3,604	3,383,031
Royal Bank of Canada
2.05%, 01/21/27	1,547	1,420,478
3.63%, 05/04/27	6,031	5,735,742
4.24%, 08/03/27(b)	6,307	6,095,464
4.88%, 01/19/27	3,815	3,768,474
6.00%, 11/01/27	6,680	6,809,354
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	5,337	5,111,164
State Street Corp., 4.99%, 03/18/27 (Call 02/18/27)(b)	3,555	3,522,952
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27(b)	3,015	2,765,441
3.35%, 10/18/27	3,984	3,714,170
3.36%, 07/12/27	7,520	7,057,797
3.45%, 01/11/27(b)	5,082	4,826,056
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	3,275	3,205,668
Toronto-Dominion Bank (The)
1.95%, 01/12/27(b)	4,105	3,765,755
2.80%, 03/10/27	5,160	4,801,067
4.11%, 06/08/27(b)	7,490	7,203,569
4.69%, 09/15/27	6,181	6,037,214
4.98%, 04/05/27(b)	4,105	4,052,940
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)(b)	3,645	3,177,722
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	6,348	5,975,241
Wells Fargo & Co., 4.30%, 07/22/27	11,685	11,259,758
Westpac Banking Corp.
3.35%, 03/08/27	6,302	5,986,609
4.04%, 08/26/27(b)	3,785	3,656,773
5.46%, 11/18/27	6,064	6,103,963
		333,943,815
Security	Par (000)	Value
Beverages — 1.6%
Coca-Cola Co. (The)
1.45%, 06/01/27(b)	$6,973	$6,275,220
2.90%, 05/25/27(b)	2,261	2,128,174
3.38%, 03/25/27(b)	4,394	4,214,194
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	2,855	2,696,972
4.35%, 05/09/27 (Call 04/09/27)	2,515	2,434,960
Diageo Capital PLC, 5.30%, 10/24/27 (Call 09/24/27)(b)	2,810	2,807,606
Keurig Dr Pepper Inc.
3.43%, 06/15/27 (Call 03/15/27)	1,545	1,458,085
5.10%, 03/15/27 (Call 02/15/27)	1,700	1,687,808
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)	3,397	3,170,545
3.00%, 10/15/27 (Call 07/15/27)	6,995	6,532,521
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27 (Call 01/16/27)	2,370	2,332,814
		35,738,899
Biotechnology — 1.3%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	8,111	7,439,297
3.20%, 11/02/27 (Call 08/02/27)(b)	5,191	4,840,353
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	2,129	2,000,614
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	3,462	3,031,270
2.95%, 03/01/27 (Call 12/01/26)(b)	6,118	5,747,893
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	2,691	2,690,470
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)	5,333	4,714,696
		30,464,593
Building Materials — 0.5%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)	4,189	3,858,692
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)	1,370	1,215,068
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	1,150	1,086,730
3.50%, 12/15/27 (Call 09/15/27)	1,995	1,865,201
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	1,856	1,721,548
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)(b)	1,996	1,921,201
		11,668,440
Chemicals — 1.5%
Air Products and Chemicals Inc., 1.85%, 05/15/27 (Call 03/15/27)	3,916	3,562,987
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	3,203	3,111,777
Celanese U.S. Holdings LLC, 6.17%, 07/15/27 (Call 06/15/27)	9,454	9,515,999
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	2,846	2,591,037
3.25%, 12/01/27 (Call 09/01/27)	2,404	2,250,411
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(b)	2,526	2,391,689
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(b)	2,001	1,910,046
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	2,001	1,896,058

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	$7,751	$7,324,325
		34,554,329
Commercial Services — 1.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	4,098	3,940,979
Equifax Inc., 5.10%, 12/15/27 (Call 11/15/27)	3,702	3,648,111
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	4,056	3,712,512
4.95%, 08/15/27 (Call 07/15/27)	1,535	1,504,471
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)(b)	660	588,335
PayPal Holdings Inc., 3.90%, 06/01/27 (Call 05/01/27)	2,595	2,494,738
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	6,015	5,566,373
2.95%, 01/22/27 (Call 10/22/26)(b)	2,703	2,541,250
		23,996,769
Computers — 2.8%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	9,519	8,885,860
3.00%, 06/20/27 (Call 03/20/27)	2,724	2,561,999
3.00%, 11/13/27 (Call 08/13/27)(b)	7,764	7,273,569
3.20%, 05/11/27 (Call 02/11/27)(b)	7,434	7,046,588
3.35%, 02/09/27 (Call 11/09/26)	12,280	11,730,280
Dell International LLC/EMC Corp., 6.10%, 07/15/27 (Call 05/15/27)(b)	2,425	2,466,059
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)	5,093	4,738,266
IBM International Capital Pte Ltd., 4.60%, 02/05/27 (Call 01/05/27)	2,540	2,488,052
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,904	5,305,942
2.20%, 02/09/27 (Call 01/09/27)	2,880	2,650,079
3.30%, 01/27/27(b)	2,503	2,380,960
4.15%, 07/27/27 (Call 06/27/27)	3,560	3,436,468
6.22%, 08/01/27(b)	1,710	1,759,304
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)	2,726	2,472,118
		65,195,544
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co., 3.10%, 08/15/27 (Call 07/15/27)	1,395	1,317,673
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	2,146	2,030,872
Haleon U.S. Capital LLC, 3.38%, 03/24/27 (Call 02/24/27)	8,740	8,257,287
Procter & Gamble Co. (The)
1.90%, 02/01/27(b)	4,476	4,131,877
2.80%, 03/25/27	2,895	2,727,637
2.85%, 08/11/27(b)	3,379	3,163,020
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	5,025	4,713,641
		26,342,007
Diversified Financial Services — 6.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)(b)	4,832	4,530,054
4.63%, 10/15/27 (Call 08/15/27)	2,720	2,623,013
6.10%, 01/15/27 (Call 12/15/26)	4,200	4,235,037
6.45%, 04/15/27 (Call 03/15/27)	6,946	7,084,292
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	4,030	3,674,498
Security	Par (000)	Value
Diversified Financial Services (continued)
3.63%, 04/01/27 (Call 01/01/27)(b)	$2,333	$2,205,773
3.63%, 12/01/27 (Call 09/01/27)(b)	2,940	2,740,478
5.85%, 12/15/27 (Call 11/15/27)	2,730	2,737,583
Ally Financial Inc.
4.75%, 06/09/27 (Call 05/09/27)(b)	3,620	3,481,400
7.10%, 11/15/27 (Call 10/15/27)(b)	3,574	3,688,817
American Express Co.
2.55%, 03/04/27 (Call 02/01/27)	8,060	7,454,642
3.30%, 05/03/27 (Call 04/03/27)	7,708	7,252,262
5.85%, 11/05/27 (Call 10/05/27)	7,055	7,160,042
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(b)	1,477	1,396,780
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(b)	985	864,112
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	4,647	4,397,299
3.75%, 03/09/27 (Call 02/09/27)(b)	6,606	6,274,206
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	3,883	3,729,002
Charles Schwab Corp. (The)
2.45%, 03/03/27 (Call 02/03/27)(b)	7,565	6,970,233
3.20%, 03/02/27 (Call 12/02/26)	3,298	3,110,577
3.30%, 04/01/27 (Call 01/01/27)(b)	3,366	3,180,788
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	4,824	4,599,637
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,662	1,576,672
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)(b)	2,746	2,559,886
4.00%, 09/15/27 (Call 08/15/27)	7,435	7,124,988
Jefferies Financial Group Inc.
4.85%, 01/15/27	4,122	4,042,419
6.45%, 06/08/27	1,756	1,788,861
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)(b)	1,430	1,354,811
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	5,639	5,362,862
Nomura Holdings Inc.
2.33%, 01/22/27(b)	6,441	5,883,869
5.39%, 07/06/27(b)	2,215	2,193,350
ORIX Corp.
3.70%, 07/18/27	1,559	1,472,577
5.00%, 09/13/27	1,831	1,800,471
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)(b)	2,540	2,444,184
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)(b)	4,261	3,944,968
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(b)	2,412	2,107,123
1.90%, 04/15/27 (Call 02/15/27)	7,659	7,007,671
2.75%, 09/15/27 (Call 06/15/27)	3,729	3,456,851
		147,512,088
Electric — 5.9%
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	2,705	2,568,169
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	2,820	2,559,338
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	2,666	2,466,450
5.75%, 11/01/27 (Call 10/01/27)	2,748	2,774,664
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)(b)	1,487	1,387,915
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	$514	$474,284
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	1,892	1,772,109
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)(b)	1,929	1,814,800
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)(b)	1,787	1,687,756
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)(b)	1,971	1,826,039
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	1,921	1,814,033
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)	1,292	1,201,146
Dominion Energy Inc., Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,623	1,536,874
Duke Energy Corp.
3.15%, 08/15/27 (Call 05/15/27)	3,944	3,668,773
4.85%, 01/05/27	2,100	2,067,911
5.00%, 12/08/27 (Call 11/08/27)	2,565	2,528,718
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)(b)	2,705	2,555,983
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	3,008	3,009,940
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	1,842	1,716,418
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)(b)	1,095	1,028,187
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	3,155	2,927,325
4.60%, 07/01/27 (Call 06/01/27)(b)	3,710	3,598,495
5.00%, 01/01/27	1,675	1,647,708
Exelon Corp., 2.75%, 03/15/27 (Call 02/15/27)	3,515	3,254,868
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	135	127,174
Florida Power & Light Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)(b)	1,482	1,393,877
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	2,016	1,895,756
5.00%, 02/23/27 (Call 01/23/27)	1,125	1,114,667
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)(b)	2,010	1,870,134
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	1,844	1,731,520
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (Call 01/25/27)	1,775	1,661,902
4.80%, 02/05/27 (Call 01/05/27)(b)	2,330	2,310,068
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	4,305	3,914,295
3.55%, 05/01/27 (Call 02/01/27)	7,258	6,860,856
4.63%, 07/15/27 (Call 06/15/27)	6,085	5,927,502
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	2,120	1,999,231
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(b)	5,088	4,528,460
3.30%, 03/15/27 (Call 12/15/26)	1,940	1,818,292
3.30%, 12/01/27 (Call 09/01/27)	5,392	4,953,794
5.45%, 06/15/27 (Call 05/15/27)	2,190	2,175,617
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	2,083	1,950,509
Public Service Enterprise Group Inc., 5.85%, 11/15/27 (Call 10/15/27)	3,735	3,775,356
Security	Par (000)	Value
Electric (continued)
Sempra, 3.25%, 06/15/27 (Call 03/15/27)	$3,806	$3,546,431
Southern California Edison Co.
4.88%, 02/01/27 (Call 01/01/27)(b)	2,505	2,468,994
5.85%, 11/01/27 (Call 10/01/27)(b)	2,965	2,999,894
Series D, 4.70%, 06/01/27 (Call 05/01/27)	3,110	3,041,347
Southern Co. (The), 5.11%, 08/01/27	4,115	4,057,368
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	1,844	1,714,197
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27 (Call 12/15/26)	3,869	3,672,930
Series B, 3.75%, 05/15/27 (Call 04/15/27)	2,995	2,854,520
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	2,644	2,305,203
5.15%, 10/01/27 (Call 09/01/27)	2,235	2,211,057
Wisconsin Power and Light Co., 3.05%, 10/15/27 (Call 07/15/27)	1,252	1,159,817
Xcel Energy Inc., 1.75%, 03/15/27 (Call 02/15/27)(b)	2,371	2,131,337
		134,060,008
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	2,723	2,439,625
Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	1,774	1,664,879
Amphenol Corp., 5.05%, 04/05/27 (Call 03/05/27)(b)	460	457,005
Honeywell International Inc., 1.10%, 03/01/27 (Call 02/01/27)	5,149	4,613,505
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	2,185	2,032,763
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	2,740	2,625,943
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	3,423	3,342,526
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	1,752	1,637,915
		16,374,536
Entertainment — 0.8%
Warnermedia Holdings Inc., 3.76%, 03/15/27 (Call 02/15/27)	18,801	17,715,386
Environmental Control — 0.3%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	2,910	2,733,704
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	4,270	3,997,938
		6,731,642
Food — 2.2%
Campbell Soup Co., 5.20%, 03/19/27	2,125	2,112,297
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	5,164	4,468,202
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(b)	3,658	3,448,428
4.70%, 01/30/27 (Call 12/20/26)	2,705	2,654,401
Hormel Foods Corp., 4.80%, 03/30/27 (Call 02/28/27)	1,345	1,329,875
J.M. Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)(b)	2,485	2,321,515
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 2.50%, 01/15/27 (Call 12/15/26)(b)	4,270	3,908,819
Kellanova, 3.40%, 11/15/27 (Call 08/15/27)	3,124	2,920,357
Kraft Heinz Foods Co., 3.88%, 05/15/27 (Call 02/15/27)	6,810	6,529,472

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	$2,852	$2,708,385
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	3,755	3,521,190
Mondelez International Inc., 2.63%, 03/17/27 (Call 02/17/27)	3,979	3,695,292
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	4,069	3,806,924
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	6,840	6,456,823
		49,881,980
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	2,176	2,026,185
Suzano International Finance BV, 5.50%, 01/17/27	2,443	2,418,515
		4,444,700
Gas — 0.6%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	2,794	2,606,103
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	745	700,195
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	5,391	5,082,589
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)	3,495	3,262,034
Southwest Gas Corp., 5.80%, 12/01/27 (Call 11/01/27)	1,135	1,137,790
		12,788,711
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	771	733,741
Health Care - Products — 1.0%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	7,196	6,522,203
GE HealthCare Technologies Inc., 5.65%, 11/15/27 (Call 10/15/27)	7,985	8,025,191
Smith & Nephew PLC, 5.15%, 03/20/27 (Call 02/20/27)	400	395,521
Solventum Corp., 5.45%, 02/25/27 (Call 01/25/27)(a)	4,500	4,463,722
Thermo Fisher Scientific Inc., 4.80%, 11/21/27 (Call 10/21/27)	3,315	3,274,504
		22,681,141
Health Care - Services — 2.6%
Centene Corp., 4.25%, 12/15/27 (Call 05/16/24)	10,626	10,017,730
CommonSpirit Health, 6.07%, 11/01/27 (Call 08/01/27)(b)	1,030	1,050,498
Elevance Health Inc., 3.65%, 12/01/27 (Call 09/01/27)	8,344	7,871,287
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	5,167	4,830,772
4.50%, 02/15/27 (Call 08/15/26)	6,018	5,832,611
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	3,804	3,395,588
3.95%, 03/15/27 (Call 12/15/26)	3,199	3,067,343
ICON Investments Six DAC, 5.81%, 05/08/27 (Call 04/08/27)	900	900,441
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	2,641	2,491,706
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)(b)	2,391	2,258,977
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	1,902	1,810,446
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	$2,740	$2,622,954
2.95%, 10/15/27	4,350	4,036,257
3.38%, 04/15/27	2,806	2,672,222
3.45%, 01/15/27	3,532	3,380,349
4.60%, 04/15/27 (Call 03/15/27)	2,585	2,541,292
		58,780,473
Holding Companies - Diversified — 1.4%
Ares Capital Corp.
2.88%, 06/15/27 (Call 05/15/27)(b)	2,450	2,236,296
7.00%, 01/15/27	4,346	4,423,946
Blackstone Private Credit Fund, 3.25%, 03/15/27 (Call 02/15/27)(b)	4,700	4,314,533
Blackstone Secured Lending Fund, 2.13%, 02/15/27 (Call 01/15/27)	2,385	2,135,378
Blue Owl Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)(b)	2,360	2,145,864
Blue Owl Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	1,485	1,341,468
Blue Owl Credit Income Corp.
4.70%, 02/08/27 (Call 01/08/27)	2,458	2,320,014
7.75%, 09/16/27 (Call 08/16/27)(b)	2,850	2,911,149
Blue Owl Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)(b)	1,515	1,349,958
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,625	2,356,321
3.25%, 07/15/27 (Call 06/15/27)	1,785	1,606,844
Goldman Sachs BDC Inc., 6.38%, 03/11/27	850	853,404
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)	1,460	1,292,571
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	1,586	1,525,464
Oaktree Specialty Lending Corp., 2.70%, 01/15/27 (Call 12/15/26)(b)	1,960	1,759,239
		32,572,449
Home Builders — 0.7%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)(b)	2,039	1,785,631
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)	4,561	4,481,636
5.00%, 06/15/27 (Call 12/15/26)	2,071	2,043,904
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)(b)	1,395	1,359,075
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	3,171	3,122,203
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	2,868	2,802,659
		15,595,108
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	2,397	2,187,978
Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	1,195	1,121,115
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	1,869	1,740,290
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)	3,060	2,675,537
		5,536,942
Insurance — 1.8%
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	2,248	2,159,329
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon Corp., 8.21%, 01/01/27	$1,908	$2,017,485
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)(b)	3,270	3,035,161
Aon North America Inc., 5.13%, 03/01/27 (Call 02/01/27)(b)	3,330	3,307,796
Axis Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)(b)	1,938	1,835,956
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)	2,195	2,041,740
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(b)	2,220	2,085,773
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)(b)	1,969	1,842,215
Corebridge Financial Inc., 3.65%, 04/05/27 (Call 03/05/27)	6,105	5,782,856
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)	2,270	2,235,810
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)	2,878	2,653,092
Markel Group Inc., 3.50%, 11/01/27 (Call 08/01/27)(b)	1,459	1,362,667
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	1,971	1,879,398
Progressive Corp. (The)
2.45%, 01/15/27	2,511	2,329,137
2.50%, 03/15/27 (Call 02/15/27)	2,444	2,267,213
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(b)	1,466	1,369,767
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)	3,935	3,825,073
		42,030,468
Internet — 3.2%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(b)	9,631	8,995,326
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(b)	4,955	4,357,599
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	4,859	4,324,507
3.15%, 08/22/27 (Call 05/22/27)(b)	14,442	13,603,752
3.30%, 04/13/27 (Call 03/13/27)	7,585	7,217,476
4.55%, 12/01/27 (Call 11/01/27)	8,230	8,098,045
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	130	116,987
3.63%, 07/06/27(b)	1,655	1,563,941
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	4,549	4,312,130
5.95%, 11/22/27 (Call 10/22/27)(b)	1,805	1,842,593
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)	4,212	4,087,758
Meta Platforms Inc., 3.50%, 08/15/27 (Call 07/15/27)	12,920	12,279,592
VeriSign Inc., 4.75%, 07/15/27 (Call 05/31/24)	2,606	2,520,259
		73,319,965
Iron & Steel — 0.5%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	5,640	5,782,553
Nucor Corp., 4.30%, 05/23/27 (Call 04/23/27)	3,475	3,374,583
Steel Dynamics Inc., 1.65%, 10/15/27 (Call 08/15/27)(b)	1,461	1,285,576
		10,442,712
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 01/30/27 (Call 12/30/26)	3,780	3,799,621
Security	Par (000)	Value
Lodging (continued)
Marriott International Inc./MD, 5.00%, 10/15/27 (Call 09/15/27)	$5,475	$5,395,844
Sands China Ltd., 2.30%, 03/08/27 (Call 02/08/27)	2,590	2,330,533
		11,525,998
Machinery — 1.4%
AGCO Corp., 5.45%, 03/21/27 (Call 02/21/27)	2,665	2,656,184
Caterpillar Financial Services Corp.
1.10%, 09/14/27	3,647	3,196,547
1.70%, 01/08/27	1,585	1,447,885
3.60%, 08/12/27	3,253	3,099,269
4.50%, 01/08/27(b)	2,100	2,065,939
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(b)	2,259	2,150,151
John Deere Capital Corp.
1.70%, 01/11/27(b)	2,281	2,083,459
1.75%, 03/09/27(b)	2,247	2,042,992
2.35%, 03/08/27(b)	2,185	2,019,571
2.80%, 09/08/27	1,459	1,351,359
4.15%, 09/15/27	3,135	3,037,953
4.50%, 01/08/27(b)	2,485	2,444,559
4.85%, 03/05/27	1,960	1,942,894
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)	2,031	1,873,088
		31,411,850
Manufacturing — 0.9%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(b)	4,049	3,720,798
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	2,950	2,781,576
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	2,721	2,544,586
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	2,581	2,442,296
4.25%, 09/15/27 (Call 08/15/27)	6,499	6,288,173
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	1,866	1,771,573
		19,549,002
Media — 1.3%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	6,326	5,860,799
3.30%, 02/01/27 (Call 11/01/26)	5,588	5,314,073
3.30%, 04/01/27 (Call 02/01/27)	3,919	3,713,151
5.35%, 11/15/27 (Call 10/15/27)	3,760	3,780,550
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	2,410	2,235,733
Paramount Global, 2.90%, 01/15/27 (Call 10/15/26)(b)	1,528	1,397,996
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(b)	4,801	4,514,355
Walt Disney Co. (The), 3.70%, 03/23/27	2,666	2,565,506
		29,382,163
Mining — 0.2%
Freeport-McMoRan Inc., 5.00%, 09/01/27 (Call 05/31/24)	2,785	2,733,637
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	2,899	2,791,740
		5,525,377
Oil & Gas — 3.2%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)(b)	4,241	4,005,189
3.54%, 04/06/27 (Call 02/06/27)	2,351	2,242,187
3.59%, 04/14/27 (Call 01/14/27)	2,952	2,816,551
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	6,647	6,238,647

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	$6,293	$5,988,170
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(b)	1,810	1,744,615
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	5,105	4,664,369
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	3,841	3,368,171
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	3,644	3,465,406
Devon Energy Corp., 5.25%, 10/15/27 (Call 05/13/24)(b)	2,415	2,391,630
Diamondback Energy Inc., 5.20%, 04/18/27 (Call 03/18/27)	4,425	4,395,488
Eni USA Inc., 7.30%, 11/15/27	1,812	1,896,133
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	5,731	5,404,150
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)(b)	4,131	3,953,260
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)(b)	5,297	5,125,789
HF Sinclair Corp., 6.38%, 04/15/27 (Call 05/13/24)(a)	355	355,138
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	5,236	5,043,198
Occidental Petroleum Corp., 8.50%, 07/15/27 (Call 01/15/27)(b)	2,695	2,884,881
Phillips 66 Co., 4.95%, 12/01/27 (Call 11/01/27)	4,003	3,946,423
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)	2,405	2,164,332
		72,093,727
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	7,071	6,599,871
Packaging & Containers — 0.4%
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)	2,286	2,061,464
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)(b)	2,726	2,548,439
Sonoco Products Co., 2.25%, 02/01/27 (Call 01/01/27)	1,906	1,748,320
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)(b)	2,244	2,105,558
		8,463,781
Pharmaceuticals — 5.0%
AbbVie Inc., 4.80%, 03/15/27 (Call 02/15/27)	10,355	10,233,384
Astrazeneca Finance LLC, 4.80%, 02/26/27 (Call 01/26/27)	4,995	4,935,531
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	3,664	3,449,876
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	8,614	8,176,509
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)	5,634	4,905,947
3.25%, 02/27/27	1,185	1,129,277
3.45%, 11/15/27 (Call 08/15/27)	2,647	2,499,315
4.90%, 02/22/27 (Call 01/22/27)	2,790	2,766,728
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	5,537	5,204,008
Cencora Inc., 3.45%, 12/15/27 (Call 09/15/27)	4,009	3,755,986
Cigna Group (The)
3.05%, 10/15/27 (Call 07/15/27)	1,900	1,760,359
3.40%, 03/01/27 (Call 12/01/26)	7,395	7,004,162
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	10,902	9,541,819
3.63%, 04/01/27 (Call 02/01/27)	3,673	3,496,089
6.25%, 06/01/27	1,766	1,807,929
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)(b)	$2,178	$2,056,890
4.50%, 02/09/27 (Call 01/09/27)	4,845	4,774,849
5.50%, 03/15/27(b)	1,372	1,392,032
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	6,757	5,934,006
2.95%, 03/03/27 (Call 12/03/26)	4,116	3,901,383
Merck & Co. Inc., 1.70%, 06/10/27 (Call 05/10/27)	7,986	7,204,331
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	5,900	5,444,966
3.10%, 05/17/27 (Call 02/17/27)	5,089	4,814,205
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	3,941	3,546,317
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	4,101	3,796,999
		113,532,897
Pipelines — 3.2%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	2,469	2,385,552
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	6,082	5,995,293
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)(b)	2,590	2,590,096
Enbridge Inc.
3.70%, 07/15/27 (Call 04/15/27)	2,704	2,568,048
5.25%, 04/05/27 (Call 03/05/27)	1,500	1,488,593
Energy Transfer LP
4.00%, 10/01/27 (Call 07/01/27)	3,583	3,406,880
4.20%, 04/15/27 (Call 01/15/27)	2,796	2,686,708
4.40%, 03/15/27 (Call 12/15/26)(b)	3,340	3,236,713
5.50%, 06/01/27 (Call 03/01/27)	4,746	4,721,918
Enterprise Products Operating LLC
3.95%, 02/15/27 (Call 11/15/26)	3,373	3,258,207
4.60%, 01/11/27 (Call 12/11/26)	3,180	3,126,841
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	6,307	6,079,899
4.25%, 12/01/27 (Call 09/01/27)	3,226	3,091,172
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,305	2,213,062
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	2,498	2,381,022
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	7,389	7,281,593
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)(b)	4,280	4,231,373
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 05/31/24)	2,827	2,846,472
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	2,494	2,361,909
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27(b)	1,138	1,181,847
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)(b)	7,359	6,989,673
		74,122,871
Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)(b)	1,839	1,759,104
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)(b)	3,539	3,291,861
3.13%, 01/15/27 (Call 10/15/26)	1,996	1,869,175
3.55%, 07/15/27 (Call 04/15/27)	3,965	3,726,264
3.65%, 03/15/27 (Call 02/15/27)(b)	3,245	3,081,239
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	$1,895	$1,790,490
Boston Properties LP, 6.75%, 12/01/27 (Call 11/01/27)	3,910	3,994,905
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	1,891	1,789,033
Crown Castle Inc.
2.90%, 03/15/27 (Call 02/15/27)	4,045	3,749,780
3.65%, 09/01/27 (Call 06/01/27)	4,515	4,234,356
4.00%, 03/01/27 (Call 12/01/26)	2,708	2,589,849
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	5,339	5,046,819
DOC DR LLC, 4.30%, 03/15/27 (Call 12/15/26)	1,840	1,778,927
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	1,750	1,649,947
Equinix Inc., 1.80%, 07/15/27 (Call 05/15/27)	2,323	2,067,254
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	1,807	1,686,635
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	1,760	1,658,459
Extra Space Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	2,460	2,311,783
Federal Realty OP LP, 3.25%, 07/15/27 (Call 04/15/27)(b)	2,481	2,304,430
Healthcare Realty Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	2,456	2,298,365
Healthpeak OP LLC, 1.35%, 02/01/27 (Call 01/01/27)	2,201	1,972,772
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	910	852,539
Kimco Realty OP LLC, 3.80%, 04/01/27 (Call 01/01/27)	2,278	2,174,380
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	3,043	2,888,328
NNN REIT Inc., 3.50%, 10/15/27 (Call 07/15/27)	1,636	1,530,515
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	3,226	3,093,220
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	2,973	2,712,279
3.38%, 12/15/27 (Call 09/15/27)(b)	2,126	1,989,693
Public Storage Operating Co., 3.09%, 09/15/27 (Call 06/15/27)	2,376	2,214,831
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	3,083	2,893,089
3.95%, 08/15/27 (Call 05/15/27)	2,956	2,824,178
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	1,781	1,700,180
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	2,401	2,158,728
3.38%, 06/15/27 (Call 03/15/27)	3,143	2,965,451
3.38%, 12/01/27 (Call 09/01/27)(b)	3,752	3,509,005
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)(b)	2,623	2,564,639
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	1,240	1,151,890
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	1,407	1,314,836
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	1,866	1,775,637
Welltower OP LLC, 2.70%, 02/15/27 (Call 12/15/26)	2,816	2,615,492
Weyerhaeuser Co., 6.95%, 10/01/27	1,811	1,892,079
		99,472,436
Retail — 3.2%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	1,758	1,633,981
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)(b)	3,704	3,533,434
Security	Par (000)	Value
Retail (continued)
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	$6,253	$5,595,783
3.00%, 05/18/27 (Call 02/18/27)(b)	5,495	5,188,674
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(b)	2,239	2,130,657
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	4,301	4,121,093
4.63%, 11/01/27 (Call 10/01/27)	2,330	2,265,764
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	3,810	3,533,206
2.80%, 09/14/27 (Call 06/14/27)	4,747	4,406,756
2.88%, 04/15/27 (Call 03/15/27)	4,265	4,003,791
Lowe's Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	7,071	6,638,354
3.35%, 04/01/27 (Call 03/01/27)	4,675	4,421,666
McDonald's Corp.
3.50%, 03/01/27 (Call 12/01/26)	4,665	4,453,506
3.50%, 07/01/27 (Call 05/01/27)	5,509	5,221,738
O'Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	4,182	3,950,228
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)(b)	2,723	2,485,939
4.85%, 02/08/27 (Call 01/08/27)	2,501	2,471,750
Target Corp., 1.95%, 01/15/27 (Call 12/15/26)(b)	5,960	5,500,799
Walmart Inc., 5.88%, 04/05/27(b)	1,565	1,609,010
		73,166,129
Semiconductors — 2.8%
Analog Devices Inc., 3.45%, 06/15/27 (Call 03/15/27)(b)	2,266	2,146,216
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	6,398	6,089,527
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	13,798	13,244,062
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)	5,198	4,887,787
3.75%, 03/25/27 (Call 01/25/27)	4,897	4,694,202
3.75%, 08/05/27 (Call 07/05/27)	5,335	5,092,740
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	4,427	4,273,830
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)(b)	2,349	2,195,484
4.40%, 06/01/27 (Call 05/01/27)	2,639	2,556,084
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)(b)	9,902	9,384,334
Texas Instruments Inc.
2.90%, 11/03/27 (Call 08/03/27)(b)	3,159	2,939,289
4.60%, 02/08/27 (Call 01/08/27)	1,775	1,755,759
TSMC Arizona Corp., 3.88%, 04/22/27 (Call 03/22/27)	5,147	4,944,211
		64,203,525
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	3,286	3,049,685
Software — 3.4%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	4,509	4,171,367
4.85%, 04/04/27 (Call 03/04/27)(b)	1,340	1,333,406
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	2,642	2,502,682
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	4,971	4,518,968

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.15%, 03/15/27 (Call 02/15/27)	$2,805	$2,777,974
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)	2,927	2,595,485
Microsoft Corp.
3.30%, 02/06/27 (Call 11/06/26)	16,629	15,930,604
3.40%, 06/15/27 (Call 03/15/27)(a)(b)	1,964	1,868,890
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	10,803	10,040,176
3.25%, 11/15/27 (Call 08/15/27)	13,208	12,275,079
Roper Technologies Inc., 1.40%, 09/15/27 (Call 07/15/27)(b)	3,375	2,957,914
Take-Two Interactive Software Inc., 3.70%, 04/14/27 (Call 03/14/27)	3,105	2,953,469
VMware LLC
3.90%, 08/21/27 (Call 05/21/27)	6,041	5,716,814
4.65%, 05/15/27 (Call 03/15/27)	2,355	2,289,529
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	5,165	4,904,039
		76,836,396
Telecommunications — 3.8%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	12,274	11,191,710
3.80%, 02/15/27 (Call 11/15/26)	3,754	3,595,630
4.25%, 03/01/27 (Call 12/01/26)	7,206	6,999,504
Cisco Systems Inc., 4.80%, 02/26/27 (Call 01/26/27)	7,245	7,182,343
Nokia OYJ, 4.38%, 06/12/27	2,360	2,258,076
Rogers Communications Inc., 3.20%, 03/15/27 (Call 02/15/27)(b)	6,950	6,519,596
Telefonica Emisiones SA, 4.10%, 03/08/27	5,179	4,983,414
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(b)	2,745	2,553,316
3.70%, 09/15/27 (Call 06/15/27)(b)	2,943	2,783,409
T-Mobile USA Inc.
3.75%, 04/15/27 (Call 02/15/27)	19,680	18,747,427
5.38%, 04/15/27 (Call 05/13/24)	2,285	2,291,353
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	3,910	3,664,918
4.13%, 03/16/27	15,727	15,219,367
		87,990,063
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	1,974	1,836,774
Transportation — 1.4%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	3,060	2,894,145
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	5,071	4,781,493
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)(b)	2,391	2,237,089
7.80%, 05/15/27	1,468	1,569,131
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)	2,335	2,171,690
Security	Par (000)	Value
Transportation (continued)
4.30%, 06/15/27 (Call 05/15/27)	$1,795	$1,730,427
5.30%, 03/15/27 (Call 02/15/27)	1,390	1,380,255
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	3,336	3,069,897
3.00%, 04/15/27 (Call 01/15/27)(b)	2,632	2,476,745
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(b)	5,701	5,311,967
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)	5,576	5,401,927
		33,024,766
Trucking & Leasing — 0.1%
GATX Corp.
3.85%, 03/30/27 (Call 12/30/26)	1,531	1,460,801
5.40%, 03/15/27 (Call 02/15/27)	720	715,820
		2,176,621
Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)(b)	1,840	1,676,970
Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	2,073	1,914,778
Total Long-Term Investments — 98.6% (Cost: $2,318,854,785)		2,257,362,038
	Shares
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	90,248,593	90,275,667
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	2,420,000	2,420,000
Total Short-Term Securities — 4.0% (Cost: $92,673,381)		92,695,667
Total Investments — 102.6% (Cost: $2,411,528,166)		2,350,057,705
Liabilities in Excess of Other Assets — (2.6)%		(60,583,872)
Net Assets — 100.0%		$2,289,473,833

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$67,124,569	$23,167,285 (a)	$—	$(775)	$(15,412)	$90,275,667	90,248,593	$224,854 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,790,000	—	(3,370,000)(a)	—	—	2,420,000	2,420,000	109,700	—
				$(775)	$(15,412)	$92,695,667		$334,554	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,257,362,038	$—	$2,257,362,038
Short-Term Securities
Money Market Funds	92,695,667	—	—	92,695,667
	$92,695,667	$2,257,362,038	$—	$2,350,057,705
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$2,281	$2,195,752
Aerospace & Defense — 2.3%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)	4,575	4,132,682
3.25%, 03/01/28 (Call 12/01/27)	1,356	1,213,945
3.45%, 11/01/28 (Call 08/01/28)	1,501	1,339,821
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)(a)	4,632	4,402,247
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)	1,835	1,817,523
Howmet Aerospace Inc., 6.75%, 01/15/28(a)	810	836,160
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	7,536	7,218,985
Lockheed Martin Corp., 4.45%, 05/15/28 (Call 04/15/28)	2,675	2,604,856
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	7,774	7,237,712
RTX Corp., 4.13%, 11/16/28 (Call 08/16/28)	10,277	9,769,271
		40,573,202
Agriculture — 1.2%
Altria Group Inc., 6.20%, 11/01/28 (Call 10/01/28)	2,385	2,443,398
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	6,963	6,120,369
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	4,031	3,858,787
Philip Morris International Inc.
3.13%, 03/02/28 (Call 12/02/27)(a)	1,614	1,488,231
4.88%, 02/15/28 (Call 01/15/28)	5,895	5,794,930
5.25%, 09/07/28 (Call 08/07/28)	2,235	2,224,092
		21,929,807
Airlines — 0.4%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29(a)	1,042	967,409
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	1,174	1,071,814
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	949	855,409
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(a)	1,867	1,669,296
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	1,645	1,493,264
Series 2016-2, Class AA, 2.88%, 04/07/30(a)	1,569	1,408,956
		7,466,148
Apparel — 0.2%
Tapestry Inc., 7.35%, 11/27/28 (Call 10/27/28)(a)	3,825	3,945,337
Auto Manufacturers — 3.4%
American Honda Finance Corp.
2.00%, 03/24/28	2,593	2,296,760
3.50%, 02/15/28(a)	1,635	1,536,774
4.70%, 01/12/28(a)	1,570	1,541,986
5.13%, 07/07/28	2,955	2,935,425
5.65%, 11/15/28(a)	3,025	3,066,673
Ford Motor Co., 6.63%, 10/01/28(a)	1,494	1,535,467
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	2,845	2,530,662
6.80%, 05/12/28 (Call 04/12/28)	5,885	6,005,067
6.80%, 11/07/28 (Call 10/07/28)	5,685	5,812,155
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	2,722	2,659,126
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	$3,763	$3,328,330
2.40%, 10/15/28 (Call 08/15/28)	3,553	3,089,640
3.85%, 01/05/28 (Call 10/05/27)	1,652	1,549,813
5.80%, 06/23/28 (Call 05/23/28)	4,895	4,901,851
6.00%, 01/09/28 (Call 12/09/27)	3,773	3,805,876
PACCAR Financial Corp.
4.60%, 01/10/28	633	620,276
4.95%, 08/10/28(a)	1,120	1,110,438
Toyota Motor Corp.
3.67%, 07/20/28(a)	934	888,070
5.12%, 07/13/28 (Call 06/13/28)	1,565	1,564,742
Toyota Motor Credit Corp.
1.90%, 04/06/28	2,118	1,872,788
3.05%, 01/11/28(a)	1,756	1,628,349
4.63%, 01/12/28(a)	3,725	3,655,206
5.25%, 09/11/28	3,110	3,110,790
		61,046,264
Banks — 12.9%
Banco Santander SA
3.80%, 02/23/28	4,051	3,771,509
4.38%, 04/12/28	4,620	4,381,821
5.59%, 08/08/28	5,265	5,233,412
6.61%, 11/07/28	4,505	4,672,134
Bank of Montreal
5.20%, 02/01/28 (Call 01/01/28)	4,481	4,452,628
5.72%, 09/25/28 (Call 08/25/28)(a)	4,790	4,840,355
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	1,500	1,301,780
3.00%, 10/30/28 (Call 07/30/28)(a)	1,654	1,497,066
3.40%, 01/29/28 (Call 10/29/27)	3,079	2,882,354
3.85%, 04/28/28	4,214	4,018,312
Bank of Nova Scotia (The), 5.25%, 06/12/28(a)	3,715	3,686,270
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	5,595	5,315,616
4.84%, 05/09/28 (Call 05/07/27)(a)	7,695	7,337,426
Canadian Imperial Bank of Commerce
5.00%, 04/28/28 (Call 03/28/28)	4,210	4,127,148
5.99%, 10/03/28 (Call 09/03/28)(a)	3,085	3,136,298
Citibank NA, 5.80%, 09/29/28 (Call 08/29/28)	9,675	9,852,543
Citigroup Inc.
4.13%, 07/25/28	8,571	8,066,272
6.63%, 01/15/28	1,090	1,136,185
Credit Suisse AG/New York, 7.50%, 02/15/28	9,769	10,341,063
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	3,579	3,392,322
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	2,529	2,376,004
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	1,680	1,703,260
ING Groep NV, 4.55%, 10/02/28	4,770	4,587,225
KeyBank NA/Cleveland OH, 6.95%, 02/01/28	735	743,704
KeyCorp, 4.10%, 04/30/28	3,143	2,916,035
Lloyds Banking Group PLC
4.38%, 03/22/28	5,875	5,599,702
4.55%, 08/16/28	5,230	4,999,770
Manufacturers & Traders Trust Co., 4.70%, 01/27/28 (Call 12/27/27)	3,920	3,706,451
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	4,706	4,479,328
4.05%, 09/11/28(a)	3,513	3,349,955
Mizuho Financial Group Inc., 4.02%, 03/05/28	4,517	4,289,283
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley, 3.59%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.127%)(b)	$11,395	$10,720,475
National Australia Bank Ltd./New York
4.90%, 06/13/28	5,100	5,027,097
4.94%, 01/12/28	3,830	3,785,263
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	1,782	1,678,269
PNC Bank NA
3.25%, 01/22/28 (Call 12/23/27)	3,135	2,892,767
4.05%, 07/26/28	4,385	4,105,628
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	2,400	2,040,180
Royal Bank of Canada
4.90%, 01/12/28	3,485	3,426,755
5.20%, 08/01/28(a)	4,285	4,260,492
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	7,416	6,374,727
3.54%, 01/17/28	2,506	2,347,864
3.94%, 07/19/28	2,321	2,189,900
4.31%, 10/16/28(a)	2,050	1,974,001
5.52%, 01/13/28	6,798	6,808,335
5.72%, 09/14/28(a)	4,135	4,171,575
5.80%, 07/13/28(a)	2,915	2,942,922
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	1,245	1,188,382
Toronto-Dominion Bank (The)
5.16%, 01/10/28	5,203	5,155,065
5.52%, 07/17/28	5,425	5,444,771
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	3,588	3,398,109
UBS AG/London, 5.65%, 09/11/28	6,430	6,460,132
Westpac Banking Corp.
1.95%, 11/20/28	4,558	3,948,144
3.40%, 01/25/28	3,631	3,400,723
5.54%, 11/17/28	4,935	4,985,425
		230,920,232
Beverages — 1.8%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)(a)	9,281	8,937,996
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	4,734	4,087,218
1.50%, 03/05/28(a)	2,817	2,483,131
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	2,919	2,732,269
4.65%, 11/15/28 (Call 08/15/28)(a)	2,405	2,325,172
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	1,685	1,605,184
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	4,650	4,511,335
PepsiCo Inc.
3.60%, 02/18/28 (Call 01/18/28)	4,152	3,953,255
4.45%, 05/15/28 (Call 04/15/28)(a)	1,595	1,566,442
		32,202,002
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	5,880	5,052,741
5.15%, 03/02/28 (Call 02/02/28)	12,690	12,577,938
		17,630,679
Building Materials — 0.4%
Lennox International Inc., 5.50%, 09/15/28 (Call 08/15/28)(a)	1,725	1,718,829
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	2,690	2,316,326
Security	Par (000)	Value
Building Materials (continued)
Mohawk Industries Inc., 5.85%, 09/18/28 (Call 08/18/28)(a)	$1,230	$1,243,203
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	2,252	2,115,770
		7,394,128
Chemicals — 1.5%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28 (Call 10/15/28)	4,245	4,313,402
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(a)	2,955	2,888,365
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	8,099	7,940,321
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)(a)	2,489	2,383,640
Ecolab Inc., 5.25%, 01/15/28 (Call 12/15/27)(a)	2,015	2,018,452
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	680	647,333
Mosaic Co. (The), 5.38%, 11/15/28 (Call 10/15/28)(a)	580	574,940
Nutrien Ltd., 4.90%, 03/27/28 (Call 02/27/28)(a)	3,635	3,558,581
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	3,177	3,006,567
		27,331,601
Commercial Services — 0.9%
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	4,382	3,861,213
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)(a)	2,485	2,185,048
Equifax Inc., 5.10%, 06/01/28 (Call 05/01/28)	3,070	3,015,956
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	1,408	1,344,824
Moody's Corp., 3.25%, 01/15/28 (Call 10/15/27)	1,910	1,790,137
S&P Global Inc., 4.75%, 08/01/28 (Call 05/01/28)	2,445	2,397,729
UL Solutions Inc., 6.50%, 10/20/28 (Call 09/20/28)(a)(c)	1,410	1,444,887
		16,039,794
Computers — 2.1%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	7,369	6,412,667
1.40%, 08/05/28 (Call 06/05/28)	6,465	5,581,160
4.00%, 05/10/28 (Call 04/10/28)	4,100	3,963,941
Dell Inc., 7.10%, 04/15/28(a)	1,180	1,249,178
Dell International LLC/EMC Corp., 5.25%, 02/01/28 (Call 01/01/28)	4,025	4,005,694
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	2,752	2,347,346
Hewlett Packard Enterprise Co., 5.25%, 07/01/28 (Call 06/01/28)(a)	2,810	2,791,285
HP Inc., 4.75%, 01/15/28 (Call 12/15/27)	4,249	4,150,306
International Business Machines Corp.
4.50%, 02/06/28 (Call 01/06/28)(a)	4,200	4,095,056
6.50%, 01/15/28	1,067	1,117,864
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(a)	1,867	1,630,159
		37,344,656
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.60%, 03/01/28 (Call 02/01/28)(a)	1,015	1,004,654
Estee Lauder Companies Inc. (The), 4.38%, 05/15/28 (Call 04/15/28)	3,375	3,280,972

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Kenvue Inc., 5.05%, 03/22/28 (Call 02/22/28)(a)	$4,005	$3,992,393
Procter & Gamble Co. (The), 3.95%, 01/26/28(a)	1,760	1,707,814
Unilever Capital Corp.
3.50%, 03/22/28 (Call 12/22/27)	4,887	4,613,270
4.88%, 09/08/28 (Call 08/08/28)	2,360	2,342,561
		16,941,664
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	2,230	2,228,457
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	13,807	12,315,675
3.88%, 01/23/28 (Call 10/23/27)(a)	2,534	2,372,275
5.75%, 06/06/28 (Call 05/06/28)(a)	3,755	3,754,580
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	2,149	1,849,728
4.63%, 10/01/28 (Call 07/01/28)	2,404	2,303,154
5.30%, 02/01/28 (Call 01/01/28)	2,560	2,522,880
Ally Financial Inc., 2.20%, 11/02/28 (Call 09/02/28)	3,075	2,599,511
Ameriprise Financial Inc., 5.70%, 12/15/28 (Call 11/15/28)	2,060	2,083,681
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)	1,655	1,707,175
BGC Group Inc., 8.00%, 05/25/28 (Call 04/25/28)(a)	1,170	1,216,569
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	4,468	4,236,717
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	6,011	5,634,049
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)	4,939	4,362,610
3.20%, 01/25/28 (Call 10/25/27)	2,783	2,578,103
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	2,134	2,036,389
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)(a)	2,176	2,048,441
Jefferies Financial Group Inc., 5.88%, 07/21/28 (Call 06/21/28)	4,290	4,272,028
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	1,756	1,671,902
LPL Holdings Inc., 6.75%, 11/17/28 (Call 10/17/28)(a)	2,705	2,781,727
Mastercard Inc.
3.50%, 02/26/28 (Call 11/26/27)	1,844	1,747,970
4.88%, 03/09/28 (Call 02/09/28)(a)	2,007	1,998,070
Nasdaq Inc., 5.35%, 06/28/28 (Call 05/28/28)	4,525	4,504,535
Nomura Holdings Inc.
2.17%, 07/14/28	4,088	3,542,248
5.84%, 01/18/28	1,277	1,278,973
6.07%, 07/12/28	3,800	3,840,371
		79,259,361
Electric — 8.7%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	1,793	1,678,677
AES Corp. (The), 5.45%, 06/01/28 (Call 05/01/28)	3,945	3,884,772
Ameren Corp., 1.75%, 03/15/28 (Call 01/15/28)	1,766	1,535,534
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	1,513	1,434,541
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,498	2,371,970
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	1,224	1,154,899
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)(a)	2,918	2,703,125
Security	Par (000)	Value
Electric (continued)
Black Hills Corp., 5.95%, 03/15/28 (Call 02/15/28)(a)	$1,485	$1,504,505
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28 (Call 09/01/28)	560	557,976
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	1,930	1,812,556
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(a)	1,336	1,263,473
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	2,040	1,940,581
Constellation Energy Generation LLC, 5.60%, 03/01/28 (Call 02/01/28)	3,530	3,536,461
Consumers Energy Co.
3.80%, 11/15/28 (Call 08/15/28)	1,066	1,002,042
4.65%, 03/01/28 (Call 01/01/28)	1,411	1,379,034
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	1,943	1,850,928
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,481	2,190,265
DTE Energy Co., 4.88%, 06/01/28 (Call 05/01/28)	3,620	3,522,498
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)	2,514	2,381,108
Series A, 6.00%, 12/01/28(a)	600	618,668
Duke Energy Corp., 4.30%, 03/15/28 (Call 02/15/28)	4,425	4,249,278
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	1,932	1,826,419
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	1,762	1,652,745
Edison International
4.13%, 03/15/28 (Call 12/15/27)	1,746	1,643,408
5.25%, 11/15/28 (Call 10/15/28)	2,605	2,552,309
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	2,796	2,662,691
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)(a)	1,247	1,184,870
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	2,796	2,426,004
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	1,671	1,544,941
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)(a)	1,570	1,428,472
Eversource Energy
5.45%, 03/01/28 (Call 02/01/28)	5,850	5,803,967
Series M, 3.30%, 01/15/28 (Call 10/15/27)	1,585	1,457,143
Exelon Corp., 5.15%, 03/15/28 (Call 02/15/28)	4,690	4,627,230
Florida Power & Light Co.
4.40%, 05/15/28 (Call 03/15/28)	2,420	2,346,930
5.05%, 04/01/28 (Call 03/01/28)(a)	3,465	3,448,419
Georgia Power Co., 4.65%, 05/16/28 (Call 03/16/28)	3,550	3,451,908
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	1,256	1,180,554
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	2,440	2,306,119
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	1,035	978,827
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)(a)	2,315	2,313,536
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	2,239	2,091,989
3.90%, 11/01/28 (Call 08/01/28)	1,748	1,646,686
4.80%, 03/15/28 (Call 02/15/28)	2,172	2,136,864
5.05%, 09/15/28 (Call 08/15/28)	1,655	1,635,766
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	$5,580	$4,850,947
4.90%, 02/28/28 (Call 01/28/28)	4,465	4,367,705
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	1,471	1,388,455
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (Call 08/15/28)	2,890	2,702,243
4.30%, 05/15/28 (Call 04/15/28)	1,395	1,342,161
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	3,337	3,004,159
3.75%, 07/01/28	3,497	3,220,917
4.65%, 08/01/28 (Call 05/01/28)	1,233	1,169,789
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	1,375	1,290,807
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	1,325	1,244,948
3.70%, 05/01/28 (Call 02/01/28)(a)	1,160	1,094,673
Public Service Enterprise Group Inc., 5.88%, 10/15/28 (Call 09/15/28)	2,610	2,635,177
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	1,917	1,683,406
San Diego Gas & Electric Co., 4.95%, 08/15/28 (Call 07/15/28)	2,660	2,622,578
Sempra, 3.40%, 02/01/28 (Call 11/01/27)	4,335	4,020,586
Southern California Edison Co.
5.30%, 03/01/28 (Call 02/01/28)	2,825	2,810,416
5.65%, 10/01/28 (Call 09/01/28)	1,885	1,896,457
Series B, 3.65%, 03/01/28 (Call 12/01/27)	1,376	1,290,336
Southern Co. (The)
4.85%, 06/15/28 (Call 04/15/28)(a)	3,320	3,235,065
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)(a)	1,440	1,251,418
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	2,448	2,297,303
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	1,120	1,126,692
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	2,747	2,591,011
WEC Energy Group Inc.
2.20%, 12/15/28 (Call 10/15/28)	2,264	1,965,167
4.75%, 01/15/28 (Call 12/15/27)	2,270	2,225,319
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	535	465,474
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)(a)	2,550	2,398,672
		155,112,569
Electronics — 1.0%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	2,011	1,890,537
Avnet Inc., 6.25%, 03/15/28 (Call 02/15/28)	1,863	1,888,209
Flex Ltd., 6.00%, 01/15/28 (Call 12/15/27)	1,285	1,289,496
Honeywell International Inc., 4.95%, 02/15/28 (Call 01/15/28)	2,635	2,625,362
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	1,835	1,714,123
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	2,364	2,217,645
TD SYNNEX Corp., 2.38%, 08/09/28 (Call 06/09/28)	1,810	1,575,327
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	2,549	2,492,272
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)	2,033	1,776,307
		17,469,278
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28 (Call 07/18/28)	1,780	1,811,411
Security	Par (000)	Value
Environmental Control — 0.6%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	$3,193	$3,034,431
Veralto Corp., 5.35%, 09/18/28 (Call 08/18/28)(a)(c)	3,215	3,191,342
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	2,008	1,924,160
Waste Management Inc., 1.15%, 03/15/28 (Call 01/15/28)	3,242	2,787,529
		10,937,462
Food — 1.8%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	4,173	3,973,840
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	5,647	5,469,099
7.00%, 10/01/28(a)	1,292	1,367,750
General Mills Inc.
4.20%, 04/17/28 (Call 01/17/28)	5,802	5,554,466
5.50%, 10/17/28 (Call 09/17/28)(a)	2,145	2,150,764
Hershey Co. (The), 4.25%, 05/04/28 (Call 04/04/28)	1,550	1,507,944
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	3,420	2,985,666
J.M. Smucker Co. (The), 5.90%, 11/15/28 (Call 10/15/28)(a)	3,605	3,674,301
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 5.13%, 02/01/28 (Call 01/01/28)	3,177	3,087,545
Kellanova, 4.30%, 05/15/28 (Call 02/15/28)(a)	2,547	2,447,663
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(a)	835	802,732
		33,021,770
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)(a)	1,740	1,511,269
Gas — 0.7%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	1,105	1,047,684
5.25%, 03/01/28 (Call 02/01/28)	3,625	3,595,629
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	907	868,943
NiSource Inc., 5.25%, 03/30/28 (Call 02/29/28)	4,175	4,131,584
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)(a)	908	847,189
5.45%, 03/23/28 (Call 02/23/28)	1,205	1,199,614
		11,690,643
Hand & Machine Tools — 0.5%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)(a)	776	745,881
Regal Rexnord Corp., 6.05%, 04/15/28 (Call 03/15/28)(c)	4,665	4,657,726
Stanley Black & Decker Inc.
4.25%, 11/15/28 (Call 08/15/28)	2,036	1,937,883
6.00%, 03/06/28 (Call 02/06/28)(a)	2,099	2,133,680
		9,475,170
Health Care - Products — 1.5%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)	2,800	2,435,116
Baxter International Inc., 2.27%, 12/01/28 (Call 10/01/28)	5,430	4,699,483
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)(a)	1,900	1,819,009

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	$2,127	$2,040,277
Medtronic Global Holdings SCA, 4.25%, 03/30/28 (Call 02/29/28)	4,595	4,438,420
Revvity Inc., 1.90%, 09/15/28 (Call 07/15/28)(a)	1,950	1,670,670
Stryker Corp.
3.65%, 03/07/28 (Call 12/07/27)	2,495	2,351,484
4.85%, 12/08/28 (Call 11/08/28)	2,320	2,272,954
Thermo Fisher Scientific Inc., 1.75%, 10/15/28 (Call 08/15/28)	3,645	3,156,575
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28 (Call 11/01/28)	2,495	2,481,996
		27,365,984
Health Care - Services — 2.4%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	515	486,406
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28 (Call 01/01/28)(a)	713	680,686
Centene Corp., 2.45%, 07/15/28 (Call 05/15/28)	7,930	6,922,679
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	904	866,849
Elevance Health Inc., 4.10%, 03/01/28 (Call 12/01/27)	5,471	5,239,232
HCA Inc.
5.20%, 06/01/28 (Call 05/01/28)	4,175	4,102,663
5.63%, 09/01/28 (Call 03/01/28)	5,828	5,805,757
Humana Inc.
5.75%, 03/01/28 (Call 02/01/28)	2,175	2,186,944
5.75%, 12/01/28 (Call 11/01/28)	2,140	2,149,480
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)	2,770	2,767,434
SSM Health Care Corp., 4.89%, 06/01/28 (Call 03/01/28)	485	475,565
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	455	427,032
UnitedHealth Group Inc.
3.85%, 06/15/28	3,936	3,734,321
3.88%, 12/15/28	3,302	3,120,191
5.25%, 02/15/28 (Call 01/15/28)(a)	3,925	3,936,679
		42,901,918
Holding Companies - Diversified — 1.2%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	5,272	4,634,183
Blackstone Private Credit Fund, 7.30%, 11/27/28 (Call 10/27/28)(c)	1,850	1,900,213
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	2,718	2,362,948
Blue Owl Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	3,640	3,182,757
Blue Owl Credit Income Corp., 7.95%, 06/13/28 (Call 05/13/28)(c)	2,282	2,337,258
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	3,175	2,730,419
Golub Capital BDC Inc., 7.05%, 12/05/28 (Call 11/05/28)(a)	1,140	1,151,623
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (Call 10/14/28)(c)	1,045	1,090,782
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	1,201	1,016,962
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28 (Call 07/14/28)	1,450	1,469,078
		21,876,223
Security	Par (000)	Value
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)(a)	$2,170	$2,074,869
Household Products & Wares — 0.3%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	2,518	2,450,830
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)(a)	2,214	2,107,040
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	1,630	1,556,569
		6,114,439
Insurance — 2.0%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	1,536	1,469,353
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	1,511	1,451,190
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	1,560	1,508,167
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28 (Call 08/15/28)	1,710	1,734,941
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	3,986	3,791,023
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	1,288	1,356,345
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	5,880	5,602,243
7.00%, 04/01/28(a)	1,231	1,298,266
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)(a)	1,885	1,939,122
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(a)	2,217	2,153,198
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	1,721	1,631,680
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	2,274	2,111,186
Horace Mann Educators Corp., 7.25%, 09/15/28 (Call 08/15/28)(a)	1,235	1,296,183
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	1,149	1,083,387
MGIC Investment Corp., 5.25%, 08/15/28 (Call 05/16/24)(a)	2,460	2,364,631
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	2,070	1,963,925
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	2,555	2,441,710
		35,196,550
Internet — 2.0%
Amazon.com Inc., 1.65%, 05/12/28 (Call 03/12/28)	8,440	7,405,441
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)(a)	540	520,566
4.88%, 11/14/28 (Call 08/14/28)	920	898,925
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	2,054	1,930,421
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	4,482	4,200,790
Meta Platforms Inc., 4.60%, 05/15/28 (Call 04/15/28)	7,160	7,032,644
Netflix Inc.
4.88%, 04/15/28	6,460	6,344,550
5.88%, 11/15/28	7,467	7,616,181
		35,949,518
Iron & Steel — 0.1%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	2,325	2,210,583
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 0.8%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)(a)	$2,113	$2,013,287
Marriott International Inc./MD
5.55%, 10/15/28 (Call 09/15/28)	3,100	3,109,577
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	1,108	1,069,485
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,986	1,880,824
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	6,200	6,011,595
		14,084,768
Machinery — 1.8%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)(a)	444	427,687
CNH Industrial Capital LLC, 4.55%, 04/10/28 (Call 03/10/28)	2,629	2,531,431
Ingersoll Rand Inc., 5.40%, 08/14/28 (Call 07/14/28)(a)	2,135	2,130,443
John Deere Capital Corp.
1.50%, 03/06/28	1,771	1,546,166
3.05%, 01/06/28	1,146	1,071,119
4.75%, 01/20/28(a)	4,180	4,124,667
4.90%, 03/03/28	980	971,680
4.95%, 07/14/28(a)	4,100	4,066,983
Nordson Corp., 5.60%, 09/15/28 (Call 08/15/28)	1,280	1,279,947
nVent Finance SARL, 4.55%, 04/15/28 (Call 01/15/28)	1,606	1,547,314
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,559	1,505,684
Otis Worldwide Corp., 5.25%, 08/16/28 (Call 07/16/28)(a)	3,765	3,753,964
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28 (Call 06/15/28)	5,148	4,955,555
Xylem Inc./New York, 1.95%, 01/30/28 (Call 11/30/27)(a)	2,043	1,808,742
		31,721,382
Manufacturing — 0.5%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)(a)	2,274	2,116,110
Eaton Corp., 4.35%, 05/18/28 (Call 04/18/28)	2,725	2,644,094
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	2,726	2,412,562
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)	1,290	1,190,786
		8,363,552
Media — 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	3,706	3,393,212
4.20%, 03/15/28 (Call 12/15/27)	5,235	4,868,296
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	6,518	6,037,253
3.55%, 05/01/28 (Call 02/01/28)	3,719	3,487,064
4.15%, 10/15/28 (Call 07/15/28)	13,324	12,763,235
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	6,957	6,463,929
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)	1,343	1,197,674
3.70%, 06/01/28 (Call 03/01/28)	1,403	1,254,915
TCI Communications Inc., 7.13%, 02/15/28	1,214	1,288,244
Walt Disney Co. (The), 2.20%, 01/13/28(a)	5,409	4,893,657
		45,647,479
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,368	1,311,234
Security	Par (000)	Value
Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28 (Call 09/01/28)	$2,806	$2,500,220
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	3,545	3,478,913
5.10%, 09/08/28 (Call 08/08/28)	3,110	3,086,605
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 05/31/24)	1,975	1,857,589
4.38%, 08/01/28 (Call 05/31/24)	1,877	1,781,523
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	2,985	3,188,887
		15,893,737
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	2,110	1,887,348
4.25%, 04/01/28 (Call 05/31/24)	2,722	2,566,484
		4,453,832
Oil & Gas — 2.8%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	1,075	1,004,053
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	3,597	3,422,225
4.23%, 11/06/28 (Call 08/06/28)	6,806	6,537,270
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	2,760	2,591,506
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	2,338	2,251,154
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	4,222	4,024,123
Devon Energy Corp., 5.88%, 06/15/28 (Call 05/13/24)(a)	1,154	1,155,665
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)	2,170	2,162,588
HF Sinclair Corp., 5.00%, 02/01/28 (Call 05/13/24)(c)	2,050	1,970,490
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	1,697	1,598,414
Occidental Petroleum Corp., 6.38%, 09/01/28 (Call 03/01/28)(a)	2,695	2,755,409
Ovintiv Inc., 5.65%, 05/15/28 (Call 04/15/28)(a)	2,920	2,917,906
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	1,540	1,429,089
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	3,230	3,057,351
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)	1,659	1,561,262
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	6,220	5,914,584
TotalEnergies Capital SA, 3.88%, 10/11/28	4,021	3,818,999
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	2,111	2,026,518
		50,198,606
Oil & Gas Services — 0.1%
Schlumberger Investment SA, 4.50%, 05/15/28 (Call 04/15/28)	1,030	1,006,369
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	1,792	1,719,312
Berry Global Inc., 5.50%, 04/15/28 (Call 03/15/28)	1,945	1,923,834
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	2,033	1,909,621
4.00%, 03/15/28 (Call 12/15/27)	2,456	2,322,353
		7,875,120
Pharmaceuticals — 6.2%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)(a)	7,090	6,832,829

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	$5,149	$4,500,912
4.88%, 03/03/28 (Call 02/03/28)	4,766	4,708,755
Becton Dickinson and Co., 4.69%, 02/13/28 (Call 01/13/28)(a)	3,856	3,749,390
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	6,432	6,142,042
Cigna Group (The), 4.38%, 10/15/28 (Call 07/15/28)	13,330	12,746,040
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	17,488	16,773,459
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	7,076	6,768,388
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	5,686	5,310,059
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)	1,471	1,398,841
4.90%, 07/15/28 (Call 06/15/28)	1,779	1,751,740
Merck & Co. Inc.
1.90%, 12/10/28 (Call 10/10/28)	4,347	3,789,304
4.05%, 05/17/28 (Call 04/17/28)(a)	1,370	1,323,060
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	1,643	1,710,628
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	3,403	3,233,899
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)(a)	3,035	2,868,123
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28 (Call 04/19/28)	12,805	12,423,228
Pharmacia LLC, 6.60%, 12/01/28	2,360	2,481,262
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	3,153	2,997,085
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	6,912	6,784,970
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	2,246	2,121,435
		110,415,449
Pipelines — 3.7%
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 05/13/24)	6,565	6,278,992
Enbridge Inc., 6.00%, 11/15/28 (Call 10/15/28)	1,740	1,769,742
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	3,090	3,011,532
4.95%, 06/15/28 (Call 03/15/28)	3,774	3,676,534
5.55%, 02/15/28 (Call 01/15/28)(a)	3,480	3,476,431
6.10%, 12/01/28 (Call 11/01/28)	1,910	1,945,023
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	4,800	4,584,982
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)(a)	5,362	5,151,876
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	5,079	4,815,070
ONEOK Inc.
4.55%, 07/15/28 (Call 04/15/28)	2,703	2,598,841
5.65%, 11/01/28 (Call 10/01/28)	2,760	2,769,902
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	5,940	5,659,915
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28 (Call 05/31/24)	3,395	3,285,127
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	1,533	1,605,812
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)(a)	5,971	5,677,340
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	1,320	1,250,706
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	1,988	1,917,833
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	1,630	1,559,056
4.75%, 08/15/28 (Call 05/15/28)	1,525	1,470,536
Security	Par (000)	Value
Pipelines (continued)
Williams Companies Inc. (The), 5.30%, 08/15/28 (Call 07/15/28)	$3,855	$3,821,217
		66,326,467
Real Estate — 0.1%
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	1,220	1,264,600
Real Estate Investment Trusts — 6.6%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	1,662	1,438,903
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	2,055	1,940,108
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	2,047	1,937,745
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	2,209	1,900,659
3.60%, 01/15/28 (Call 10/15/27)	2,331	2,169,257
5.25%, 07/15/28 (Call 06/15/28)	3,345	3,299,754
5.50%, 03/15/28 (Call 02/15/28)	1,914	1,904,872
5.80%, 11/15/28 (Call 10/15/28)(a)	3,570	3,595,258
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,025	884,132
3.20%, 01/15/28 (Call 10/15/27)	1,832	1,700,104
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	4,219	3,934,446
Brixmor Operating Partnership LP, 2.25%, 04/01/28 (Call 02/01/28)	1,614	1,410,648
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	1,547	1,471,780
Crown Castle Inc.
3.80%, 02/15/28 (Call 11/15/27)	4,263	3,977,759
4.80%, 09/01/28 (Call 08/01/28)	2,180	2,100,429
5.00%, 01/11/28 (Call 12/11/27)	4,250	4,145,373
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	2,405	2,078,744
Digital Realty Trust LP
4.45%, 07/15/28 (Call 04/15/28)	2,447	2,336,593
5.55%, 01/15/28 (Call 12/15/27)	3,994	3,978,502
DOC DR LLC, 3.95%, 01/15/28 (Call 10/15/27)	916	867,748
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	872	819,252
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	2,432	2,086,650
2.00%, 05/15/28 (Call 03/15/28)	1,655	1,435,052
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	2,086	1,951,764
4.15%, 12/01/28 (Call 09/01/28)	2,026	1,929,545
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)(a)	1,947	1,679,428
Extra Space Storage LP, 5.70%, 04/01/28 (Call 03/01/28)	2,320	2,318,374
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	1,130	1,114,547
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	2,360	2,332,520
Healthpeak OP LLC, 2.13%, 12/01/28 (Call 10/01/28)(a)	2,424	2,098,867
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	1,164	1,075,828
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	2,860	2,476,379
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)(a)	1,897	1,784,027
Kimco Realty OP LLC, 1.90%, 03/01/28 (Call 01/01/28)(a)	1,779	1,553,386
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
LXP Industrial Trust, 6.75%, 11/15/28 (Call 10/15/28)(a)	$1,170	$1,199,309
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)(a)	1,584	1,518,930
NNN REIT Inc., 4.30%, 10/15/28 (Call 07/15/28)	1,313	1,246,270
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	2,543	2,412,139
Piedmont Operating Partnership LP, 9.25%, 07/20/28 (Call 06/20/28)	1,675	1,768,349
Prologis LP
3.88%, 09/15/28 (Call 06/15/28)(a)	1,405	1,325,898
4.00%, 09/15/28 (Call 06/15/28)	1,863	1,765,784
4.88%, 06/15/28 (Call 05/15/28)	3,020	2,973,679
Public Storage Operating Co.
1.85%, 05/01/28 (Call 03/01/28)	2,453	2,149,356
1.95%, 11/09/28 (Call 09/09/28)	2,114	1,829,588
Realty Income Corp.
2.10%, 03/15/28 (Call 01/15/28)	1,335	1,176,434
2.20%, 06/15/28 (Call 04/15/28)	1,470	1,289,919
3.40%, 01/15/28 (Call 11/15/27)(a)	2,446	2,277,896
3.65%, 01/15/28 (Call 10/15/27)	1,896	1,779,697
4.70%, 12/15/28 (Call 11/15/28)	1,635	1,579,939
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	1,250	1,188,093
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28 (Call 09/15/28)(a)	1,085	1,103,831
Rexford Industrial Realty LP, 5.00%, 06/15/28 (Call 05/15/28)	1,005	981,832
Simon Property Group LP, 1.75%, 02/01/28 (Call 11/01/27)	3,942	3,460,496
Store Capital LLC, 4.50%, 03/15/28 (Call 12/15/27)	1,470	1,369,477
Sun Communities Operating LP, 2.30%, 11/01/28 (Call 09/01/28)	2,072	1,783,547
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)(a)	945	875,837
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	2,317	2,175,690
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	4,490	4,315,146
Welltower OP LLC, 4.25%, 04/15/28 (Call 01/15/28)	3,525	3,358,870
		118,634,439
Retail — 3.3%
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)	2,008	1,710,907
AutoZone Inc.
4.50%, 02/01/28 (Call 01/01/28)	1,985	1,920,048
6.25%, 11/01/28 (Call 10/01/28)(a)	2,435	2,509,305
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	2,246	2,162,790
Dollar General Corp.
4.13%, 05/01/28 (Call 02/01/28)(a)	1,868	1,781,988
5.20%, 07/05/28 (Call 06/05/28)(a)	2,379	2,348,151
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)(a)	5,340	5,074,025
Genuine Parts Co., 6.50%, 11/01/28 (Call 10/01/28)(a)	1,810	1,878,038
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	1,650	1,413,922
1.50%, 09/15/28 (Call 07/15/28)	3,715	3,196,086
3.90%, 12/06/28 (Call 09/06/28)(a)	4,133	3,933,220
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	4,203	3,611,083
1.70%, 09/15/28 (Call 07/15/28)	4,421	3,798,978
McDonald's Corp.
3.80%, 04/01/28 (Call 01/01/28)	4,685	4,445,371
4.80%, 08/14/28 (Call 07/14/28)(a)	2,915	2,866,099
Security	Par (000)	Value
Retail (continued)
O'Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	$2,102	$2,026,245
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	2,826	2,650,393
4.00%, 11/15/28 (Call 08/15/28)(a)	3,340	3,179,806
TJX Companies Inc. (The), 1.15%, 05/15/28 (Call 03/15/28)(a)	2,216	1,897,699
Walmart Inc.
3.70%, 06/26/28 (Call 03/26/28)	4,378	4,188,352
3.90%, 04/15/28 (Call 03/15/28)(a)	2,302	2,219,212
		58,811,718
Semiconductors — 2.3%
Analog Devices Inc., 1.70%, 10/01/28 (Call 08/01/28)	3,265	2,818,223
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	2,990	2,789,903
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	2,886	2,535,067
4.11%, 09/15/28 (Call 06/15/28)(a)	4,781	4,531,643
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	3,830	3,291,638
4.88%, 02/10/28 (Call 01/10/28)	6,820	6,719,312
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	2,848	2,527,480
4.88%, 06/22/28 (Call 03/22/28)	1,870	1,813,781
Micron Technology Inc., 5.38%, 04/15/28 (Call 03/15/28)	2,760	2,744,630
NVIDIA Corp., 1.55%, 06/15/28 (Call 04/15/28)	4,990	4,368,818
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	1,967	1,963,292
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	3,467	2,994,353
Texas Instruments Inc., 4.60%, 02/15/28 (Call 01/15/28)	2,532	2,491,113
		41,589,253
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28 (Call 06/16/28)	2,387	2,059,079
Software — 2.7%
Concentrix Corp., 6.60%, 08/02/28 (Call 07/02/28)(a)	3,350	3,341,341
Fidelity National Information Services Inc., 1.65%, 03/01/28 (Call 01/01/28)(a)	3,096	2,689,807
Fiserv Inc.
4.20%, 10/01/28 (Call 07/01/28)	4,207	3,985,653
5.38%, 08/21/28 (Call 07/21/28)(a)	2,745	2,727,575
5.45%, 03/02/28 (Call 02/02/28)(a)	3,190	3,180,774
Intuit Inc., 5.13%, 09/15/28 (Call 08/15/28)	3,680	3,669,084
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	7,184	6,391,876
4.50%, 05/06/28 (Call 04/06/28)(a)	3,310	3,207,243
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	3,797	3,626,193
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	3,616	3,126,116
3.70%, 04/11/28 (Call 01/11/28)	5,760	5,481,415
Take-Two Interactive Software Inc., 4.95%, 03/28/28 (Call 02/28/28)	3,755	3,674,448
VMware LLC, 1.80%, 08/15/28 (Call 06/15/28)	3,279	2,809,978
		47,911,503

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 4.3%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	$9,028	$7,888,305
4.10%, 02/15/28 (Call 11/15/27)	7,005	6,686,919
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)(a)	3,320	3,269,038
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	2,400	2,326,209
Sprint Capital Corp., 6.88%, 11/15/28	10,145	10,632,398
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	6,155	5,438,914
4.75%, 02/01/28 (Call 05/13/24)	4,793	4,667,152
4.80%, 07/15/28 (Call 06/15/28)	3,420	3,331,176
4.95%, 03/15/28 (Call 02/15/28)	3,555	3,490,036
Verizon Communications Inc.
2.10%, 03/22/28 (Call 01/22/28)	10,784	9,547,747
4.33%, 09/21/28	15,404	14,765,384
Vodafone Group PLC, 4.38%, 05/30/28(a)	4,665	4,522,170
		76,565,448
Transportation — 1.8%
Canadian National Railway Co., 6.90%, 07/15/28(a)	1,889	2,004,290
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	2,353	2,238,135
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	2,701	2,581,296
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	3,925	3,739,416
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	2,088	1,949,766
4.20%, 10/17/28 (Call 07/17/28)	1,674	1,596,090
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,550	1,486,294
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)(a)	2,624	2,477,924
Ryder System Inc.
5.25%, 06/01/28 (Call 05/01/28)(a)	2,590	2,568,715
5.65%, 03/01/28 (Call 02/01/28)(a)	2,125	2,138,163
6.30%, 12/01/28 (Call 11/01/28)	1,625	1,672,902
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)(a)	4,760	4,553,137
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)(a)	4,016	3,484,227
		32,490,355
Trucking & Leasing — 0.2%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	1,452	1,347,653
4.55%, 11/07/28 (Call 08/07/28)(a)	1,452	1,392,927
		2,740,580
Security	Par (000)	Value
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	$2,434	$2,284,852
United Utilities PLC, 6.88%, 08/15/28	1,466	1,527,269
		3,812,121
Total Long-Term Investments — 98.5% (Cost: $1,801,355,280)		1,762,345,831
	Shares
Short-Term Securities
Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	85,805,376	85,831,118
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	7,820,000	7,820,000
Total Short-Term Securities — 5.2% (Cost: $93,637,099)		93,651,118
Total Investments — 103.7% (Cost: $1,894,992,379)		1,855,996,949
Liabilities in Excess of Other Assets — (3.7)%		(65,561,040)
Net Assets — 100.0%		$1,790,435,909

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,215,095	$29,631,263 (a)	$—	$(6,942)	$(8,298)	$85,831,118	85,805,376	$117,562 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,660,000	5,160,000 (a)	—	—	—	7,820,000	7,820,000	133,227	—
				$(6,942)	$(8,298)	$93,651,118		$250,789	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,762,345,831	$—	$1,762,345,831
Short-Term Securities
Money Market Funds	93,651,118	—	—	93,651,118
	$93,651,118	$1,762,345,831	$—	$1,855,996,949
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.5%
Boeing Co. (The)
3.20%, 03/01/29 (Call 12/01/28)	$4,017	$3,512,264
6.30%, 05/01/29 (Call 04/01/29)(a)	2,685	2,695,573
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	2,445	2,171,163
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	1,892	1,649,914
5.05%, 06/01/29 (Call 05/01/29)	1,535	1,501,461
Lockheed Martin Corp., 4.50%, 02/15/29 (Call 01/15/29)	1,535	1,492,878
Northrop Grumman Corp., 4.60%, 02/01/29 (Call 01/01/29)(b)	2,460	2,386,851
RTX Corp.
5.75%, 01/15/29 (Call 12/15/28)(b)	2,215	2,249,851
7.50%, 09/15/29	1,675	1,826,402
		19,486,357
Agriculture — 1.8%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	7,228	7,015,315
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	1,905	1,703,820
BAT International Finance PLC, 5.93%, 02/02/29 (Call 01/02/29)	3,635	3,668,664
Philip Morris International Inc.
3.38%, 08/15/29 (Call 05/15/29)(b)	3,029	2,759,308
4.88%, 02/13/29 (Call 01/13/29)	3,135	3,060,904
5.63%, 11/17/29 (Call 09/17/29)	4,630	4,669,715
		22,877,726
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2017-1, Class AA, 3.65%, 08/15/30(b)	611	565,870
Series 2017-2, Class AA, 3.35%, 04/15/31(b)	1,282	1,166,137
		1,732,007
Auto Manufacturers — 3.4%
American Honda Finance Corp.
2.25%, 01/12/29(b)	2,528	2,215,705
4.90%, 03/13/29(b)	1,580	1,549,061
Cummins Inc., 4.90%, 02/20/29 (Call 01/20/29)(b)	1,100	1,086,723
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)(b)	3,160	2,727,043
5.11%, 05/03/29 (Call 02/03/29)(b)	5,965	5,683,245
5.80%, 03/08/29 (Call 02/08/29)	4,090	4,019,395
General Motors Co., 5.40%, 10/15/29 (Call 08/15/29)	3,737	3,675,482
General Motors Financial Co. Inc.
4.30%, 04/06/29 (Call 02/06/29)	4,034	3,782,541
5.55%, 07/15/29 (Call 06/15/29)	3,015	2,968,925
5.65%, 01/17/29 (Call 10/17/28)	1,952	1,934,482
5.80%, 01/07/29 (Call 12/07/28)	5,465	5,451,222
PACCAR Financial Corp., 4.60%, 01/31/29(b)	1,395	1,361,346
Toyota Motor Corp., 2.76%, 07/02/29(b)	1,152	1,039,607
Toyota Motor Credit Corp.
3.65%, 01/08/29	2,119	1,979,785
4.45%, 06/29/29	3,142	3,037,085
4.65%, 01/05/29(b)	2,100	2,051,259
		44,562,906
Auto Parts & Equipment — 0.3%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(b)	1,490	1,420,669
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)(b)	1,889	1,772,392
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Magna International Inc., 5.05%, 03/14/29 (Call 02/14/29)	$1,100	$1,076,927
		4,269,988
Banks — 6.7%
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29(b)	1,755	1,735,983
Banco Santander SA, 3.31%, 06/27/29	3,517	3,148,872
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	2,948	2,653,826
3.85%, 04/26/29 (Call 02/26/29)(b)	1,520	1,428,731
Series J, 1.90%, 01/25/29 (Call 11/25/28)	1,329	1,147,517
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29 (Call 03/08/29)	1,680	1,655,041
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(b)	2,151	1,943,353
Cooperatieve Rabobank UA/New York, 4.80%, 01/09/29	1,860	1,814,522
ING Groep NV, 4.05%, 04/09/29	4,123	3,845,327
KeyBank NA/Cleveland OH, 3.90%, 04/13/29 (Call 03/13/29)	1,246	1,092,842
KeyCorp, 2.55%, 10/01/29(b)	3,055	2,533,188
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	6,345	5,683,962
3.74%, 03/07/29	5,866	5,466,170
National Australia Bank Ltd./New York, 4.79%, 01/10/29(b)	4,180	4,089,212
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	2,228	2,034,683
PNC Bank NA, 2.70%, 10/22/29	2,941	2,509,000
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)	5,751	5,245,633
Royal Bank of Canada, 4.95%, 02/01/29(b)	3,940	3,869,157
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29	2,030	1,778,301
2.72%, 09/27/29	2,082	1,807,595
3.04%, 07/16/29	9,329	8,270,613
3.20%, 09/17/29	1,425	1,266,408
Toronto-Dominion Bank (The), 4.99%, 04/05/29	3,340	3,271,622
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/16/29)(b)	2,518	2,305,695
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	3,826	3,351,150
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(b)	1,315	1,186,130
Wells Fargo & Co.
4.15%, 01/24/29 (Call 10/24/28)	9,261	8,759,054
Series B, 7.95%, 11/15/29	1,320	1,447,196
Wintrust Financial Corp., 4.85%, 06/06/29(b)	900	807,694
Zions Bancorp. NA, 3.25%, 10/29/29 (Call 07/29/29)	1,580	1,297,298
		87,445,775
Beverages — 3.0%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	15,423	15,179,580
Coca-Cola Co. (The), 2.13%, 09/06/29(b)	3,989	3,454,412
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	3,029	2,702,638
4.80%, 01/15/29 (Call 12/15/28)(b)	1,630	1,586,897
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	3,603	3,116,742
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Keurig Dr Pepper Inc.
3.95%, 04/15/29 (Call 02/15/29)	$4,370	$4,095,504
5.05%, 03/15/29 (Call 02/15/29)	1,555	1,531,673
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)(b)	3,524	3,139,493
7.00%, 03/01/29(b)	2,024	2,193,023
Pepsico Singapore Financing I Pte Ltd., 4.55%, 02/16/29 (Call 01/16/29)(b)	1,665	1,620,101
		38,620,063
Biotechnology — 0.6%
Amgen Inc.
3.00%, 02/22/29 (Call 12/22/28)	2,932	2,654,571
4.05%, 08/18/29 (Call 06/18/29)(b)	5,020	4,719,464
		7,374,035
Building Materials — 0.7%
Fortune Brands Innovations Inc., 3.25%, 09/15/29 (Call 06/15/29)(b)	2,959	2,640,537
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 5.50%, 04/19/29 (Call 03/19/29)(b)	1,775	1,783,201
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	1,929	1,794,368
Trane Technologies Financing Ltd., 3.80%, 03/21/29 (Call 12/21/28)(b)	2,938	2,743,653
		8,961,759
Chemicals — 1.8%
Air Products and Chemicals Inc., 4.60%, 02/08/29 (Call 01/08/29)	2,970	2,900,592
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)(b)	1,019	943,985
Celanese U.S. Holdings LLC, 6.33%, 07/15/29 (Call 05/15/29)	3,031	3,075,524
Dow Chemical Co. (The), 7.38%, 11/01/29	2,960	3,217,090
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	1,924	1,705,604
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	2,756	2,571,075
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	2,765	2,609,065
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	874	768,082
Rohm & Haas Co., 7.85%, 07/15/29	2,050	2,238,571
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	1,377	1,309,302
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)(b)	2,984	2,644,461
		23,983,351
Commercial Services — 2.2%
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	4,591	4,048,794
5.30%, 08/15/29 (Call 06/15/29)	1,715	1,675,993
GXO Logistics Inc., 6.25%, 05/06/29 (Call 04/06/29)	1,000	1,001,834
Moody's Corp., 4.25%, 02/01/29 (Call 11/01/28)(b)	1,795	1,718,644
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)	5,945	5,276,437
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	3,526	3,330,972
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	2,053	1,780,178
2.70%, 03/01/29 (Call 01/01/29)(b)	4,539	4,046,892
4.25%, 05/01/29 (Call 02/01/29)(b)	3,535	3,381,680
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)(b)	2,412	2,272,874
		28,534,298
Security	Par (000)	Value
Computers — 2.6%
Apple Inc.
2.20%, 09/11/29 (Call 06/11/29)	$6,070	$5,275,169
3.25%, 08/08/29 (Call 06/08/29)	3,252	2,988,364
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)	6,770	6,698,759
HP Inc., 4.00%, 04/15/29 (Call 02/15/29)(b)	4,250	3,970,452
IBM International Capital Pte Ltd., 4.60%, 02/05/29 (Call 01/05/29)	2,625	2,541,377
International Business Machines Corp., 3.50%, 05/15/29	11,645	10,718,377
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)	1,410	1,191,707
		33,384,205
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	2,616	2,252,882
Haleon U.S. Capital LLC, 3.38%, 03/24/29 (Call 01/24/29)	3,817	3,481,634
Procter & Gamble Co. (The), 4.35%, 01/29/29(b)	1,335	1,305,510
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	3,340	2,882,125
		9,922,151
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.10%, 01/19/29 (Call 12/19/28)	2,895	2,827,882
Air Lease Corp.
3.25%, 10/01/29 (Call 07/01/29)	2,206	1,958,539
5.10%, 03/01/29 (Call 02/01/29)	1,870	1,818,914
American Express Co., 4.05%, 05/03/29 (Call 03/03/29)(b)	4,135	3,933,863
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)(b)	4,327	4,203,079
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)	1,933	1,703,330
3.25%, 05/22/29 (Call 02/22/29)	2,489	2,260,542
4.00%, 02/01/29 (Call 11/01/28)(b)	2,633	2,496,685
Intercontinental Exchange Inc., 4.35%, 06/15/29 (Call 04/15/29)	5,342	5,103,967
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	2,204	2,075,497
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	4,171	3,766,932
Nomura Holdings Inc.
2.71%, 01/22/29	2,039	1,779,131
5.61%, 07/06/29	2,389	2,365,861
Radian Group Inc., 6.20%, 05/15/29 (Call 04/15/29)	2,250	2,234,204
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	2,506	2,376,341
		40,904,767
Electric — 7.8%
Ameren Corp., 5.00%, 01/15/29 (Call 12/15/28)	2,940	2,868,993
American Electric Power Co. Inc., 5.20%, 01/15/29 (Call 12/15/28)	4,215	4,146,148
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	1,524	1,326,076
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	2,891	2,642,026
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	1,447	1,267,751
Connecticut Light & Power Co. (The), 4.65%, 01/01/29 (Call 12/01/28)	1,245	1,210,939
Consumers Energy Co.
4.60%, 05/30/29 (Call 03/30/29)(b)	2,415	2,340,117
4.90%, 02/15/29 (Call 12/15/28)(b)	1,850	1,818,362

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
DTE Energy Co.
5.10%, 03/01/29 (Call 02/01/29)	$4,080	$3,985,432
Series C, 3.40%, 06/15/29 (Call 03/15/29)	1,689	1,517,904
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	2,013	1,746,838
Duke Energy Corp.
3.40%, 06/15/29 (Call 03/15/29)	2,014	1,829,539
4.85%, 01/05/29 (Call 12/05/28)(b)	2,060	2,001,550
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	2,389	2,069,032
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)(b)	1,248	1,160,250
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	1,980	1,823,832
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	2,205	2,315,558
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)(b)	1,192	1,121,325
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	3,117	2,730,764
Eversource Energy
5.95%, 02/01/29 (Call 01/01/29)	3,080	3,114,264
Series O, 4.25%, 04/01/29 (Call 01/01/29)(b)	2,046	1,919,235
Exelon Corp., 5.15%, 03/15/29 (Call 02/15/29)	1,215	1,194,866
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	2,434	2,126,886
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)(b)	1,452	1,335,591
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	4,023	3,735,653
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29 (Call 12/15/28)	1,385	1,286,712
4.85%, 02/07/29 (Call 01/07/29)	1,430	1,398,417
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)(b)	1,541	1,435,237
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	3,590	3,132,267
3.50%, 04/01/29 (Call 01/01/29)	2,188	1,997,582
4.90%, 03/15/29 (Call 02/15/29)	3,550	3,459,155
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	1,371	1,249,820
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)(b)	1,426	1,445,773
Pacific Gas and Electric Co.
4.20%, 03/01/29 (Call 01/01/29)	1,710	1,592,173
5.55%, 05/15/29 (Call 04/15/29)	3,250	3,212,906
6.10%, 01/15/29 (Call 12/15/28)	3,015	3,041,859
PacifiCorp
3.50%, 06/15/29 (Call 03/15/29)(b)	1,226	1,113,733
5.10%, 02/15/29 (Call 01/15/29)	1,645	1,625,182
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	1,049	949,703
Public Service Enterprise Group Inc., 5.20%, 04/01/29 (Call 03/01/29)	2,230	2,190,081
Sempra, 3.70%, 04/01/29 (Call 02/01/29)	1,861	1,708,915
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)(b)	1,647	1,452,995
5.15%, 06/01/29 (Call 05/01/29)	2,105	2,071,925
6.65%, 04/01/29	1,124	1,164,713
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,153	2,033,113
Southern Co. (The), 5.50%, 03/15/29 (Call 01/15/29)	4,075	4,065,507
Security	Par (000)	Value
Electric (continued)
Tampa Electric Co., 4.90%, 03/01/29 (Call 02/01/29)	$1,375	$1,343,247
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	1,749	1,608,004
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)(b)	1,913	1,698,624
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)(b)	830	744,871
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)(b)	1,731	1,484,007
		101,855,452
Electronics — 1.3%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)(b)	1,615	1,460,334
Amphenol Corp.
4.35%, 06/01/29 (Call 03/01/29)	1,998	1,913,029
5.05%, 04/05/29 (Call 03/05/29)	710	701,241
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	2,540	2,435,261
Honeywell International Inc.
2.70%, 08/15/29 (Call 05/15/29)	2,995	2,658,775
4.25%, 01/15/29 (Call 12/15/28)	2,780	2,680,404
4.88%, 09/01/29 (Call 08/01/29)	2,005	1,977,899
Jabil Inc., 5.45%, 02/01/29 (Call 01/01/29)	1,250	1,231,686
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	1,839	1,612,204
		16,670,833
Entertainment — 0.4%
Warnermedia Holdings Inc., 4.05%, 03/15/29 (Call 01/15/29)	5,552	5,063,039
Environmental Control — 0.7%
Republic Services Inc., 4.88%, 04/01/29 (Call 03/01/29)	2,880	2,824,800
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)(b)	1,908	1,755,779
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	1,813	1,556,260
4.88%, 02/15/29 (Call 01/15/29)(b)	3,055	3,018,052
		9,154,891
Food — 1.5%
Ahold Finance USA LLC, 6.88%, 05/01/29(b)	1,550	1,641,901
Campbell Soup Co., 5.20%, 03/21/29 (Call 02/21/29)	1,560	1,537,622
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	963	839,351
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 3.00%, 02/02/29 (Call 12/02/28)	2,195	1,909,813
Kraft Heinz Foods Co., 4.63%, 01/30/29 (Call 10/30/28)(b)	1,273	1,232,695
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)(b)	2,514	2,428,988
Mondelez International Inc., 4.75%, 02/20/29 (Call 01/20/29)	2,310	2,246,481
Sysco Corp., 5.75%, 01/17/29 (Call 12/17/28)	1,910	1,929,037
Tyson Foods Inc.
4.35%, 03/01/29 (Call 12/01/28)	3,526	3,340,930
5.40%, 03/15/29 (Call 02/15/29)	2,290	2,266,540
		19,373,358
Forest Products & Paper — 0.6%
Georgia-Pacific LLC, 7.75%, 11/15/29(b)	1,465	1,636,184
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	6,472	6,408,581
		8,044,765
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.5%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)	$1,545	$1,357,359
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)(b)	2,780	2,455,556
ONE Gas Inc., 5.10%, 04/01/29 (Call 03/01/29)	1,040	1,029,059
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	2,343	2,131,243
		6,973,217
Health Care - Products — 1.6%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)(b)	2,224	1,957,030
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	3,374	2,947,621
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	3,538	3,160,192
Solventum Corp., 5.40%, 03/01/29 (Call 02/01/29)(a)	4,775	4,684,746
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	3,794	3,326,672
5.00%, 01/31/29 (Call 12/31/28)	4,155	4,117,242
		20,193,503
Health Care - Services — 4.8%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	900	793,949
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)(b)	2,865	2,502,511
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	12,890	12,003,680
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	2,370	2,135,915
Elevance Health Inc., 2.88%, 09/15/29 (Call 06/15/29)	3,323	2,929,924
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)	1,910	1,720,147
4.13%, 06/15/29 (Call 03/15/29)	7,364	6,839,351
5.88%, 02/01/29 (Call 08/01/28)	3,748	3,768,666
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	1,813	1,613,138
3.70%, 03/23/29 (Call 02/23/29)	2,804	2,582,077
ICON Investments Six DAC, 5.85%, 05/08/29 (Call 04/08/29)	1,400	1,401,806
IQVIA Inc., 6.25%, 02/01/29 (Call 01/01/29)	5,015	5,097,055
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	2,389	2,095,667
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(b)	2,127	1,837,079
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)(b)	2,393	2,275,862
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	808	750,201
UnitedHealth Group Inc.
2.88%, 08/15/29	3,615	3,225,788
4.00%, 05/15/29 (Call 03/15/29)	3,297	3,124,666
4.25%, 01/15/29 (Call 12/15/28)(b)	4,475	4,294,305
4.70%, 04/15/29 (Call 03/15/29)	1,520	1,487,524
		62,479,311
Holding Companies - Diversified — 1.9%
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (Call 03/13/29)(a)	1,880	1,863,543
Ares Capital Corp., 5.88%, 03/01/29 (Call 02/01/29)	3,395	3,328,120
Barings BDC Inc., 7.00%, 02/15/29 (Call 01/15/29)	775	766,707
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)(b)	2,195	1,991,918
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Capital Corp., 5.95%, 03/15/29 (Call 02/15/29)(b)	$1,820	$1,787,385
Blue Owl Credit Income Corp., 7.75%, 01/15/29 (Call 12/15/28)(a)	2,069	2,104,841
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29 (Call 03/04/29)(a)	1,860	1,792,559
FS KKR Capital Corp., 7.88%, 01/15/29 (Call 12/15/28)	1,620	1,667,998
Golub Capital BDC Inc., 6.00%, 07/15/29 (Call 06/15/29)	1,670	1,612,148
HPS Corporate Lending Fund, 6.75%, 01/30/29 (Call 12/30/28)(a)	1,685	1,661,342
Main Street Capital Corp., 6.95%, 03/01/29 (Call 02/01/29)	945	952,641
New Mountain Finance Corp., 6.88%, 02/01/29 (Call 01/01/29)	940	915,583
Oaktree Specialty Lending Corp., 7.10%, 02/15/29 (Call 01/15/29)	1,105	1,109,980
Sixth Street Lending Partners, 6.50%, 03/11/29 (Call 02/11/29)(a)	1,660	1,629,289
Sixth Street Specialty Lending Inc., 6.13%, 03/01/29 (Call 02/01/29)(b)	925	907,015
		24,091,069
Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)	1,905	1,736,016
Home Furnishings — 0.4%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	2,152	1,964,156
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(b)	2,839	2,733,796
		4,697,952
Household Products & Wares — 0.3%
Clorox Co. (The), 4.40%, 05/01/29 (Call 03/01/29)	1,860	1,786,839
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	2,512	2,297,118
		4,083,957
Insurance — 3.2%
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	3,268	3,024,251
Aon North America Inc., 5.15%, 03/01/29 (Call 02/01/29)	3,710	3,661,631
Axis Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	1,048	978,553
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	1,540	1,469,817
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	1,911	1,776,025
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	1,958	1,882,410
Corebridge Financial Inc., 3.85%, 04/05/29 (Call 02/05/29)	3,934	3,612,007
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)(b)	2,077	1,969,040
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(b)	2,464	2,162,878
Markel Group Inc., 3.35%, 09/17/29 (Call 06/17/29)	1,148	1,023,694
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)(b)	5,663	5,477,125
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	1,233	1,149,967

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)(b)	$2,246	$2,063,829
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)(b)	2,042	1,933,085
6.63%, 03/01/29(b)	1,204	1,271,280
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	2,702	2,508,481
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(b)	1,641	1,486,934
SiriusPoint Ltd., 7.00%, 04/05/29 (Call 03/05/29)	250	249,384
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	960	886,758
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	2,967	2,601,257
		41,188,406
Internet — 0.9%
Amazon.com Inc.
3.45%, 04/13/29 (Call 02/13/29)(b)	4,442	4,148,409
4.65%, 12/01/29 (Call 10/01/29)	4,649	4,575,119
Netflix Inc., 6.38%, 05/15/29	2,900	3,020,936
		11,744,464
Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29	1,820	1,710,139
Leisure Time — 0.2%
Brunswick Corp/DE, 5.85%, 03/18/29 (Call 02/18/29)(b)	920	906,023
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)	1,930	2,009,336
		2,915,359
Lodging — 0.8%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	1,791	1,579,427
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)(b)	2,175	1,940,787
Marriott International Inc./MD
4.88%, 05/15/29 (Call 04/15/29)(b)	1,545	1,499,352
4.90%, 04/15/29 (Call 03/15/29)	3,522	3,428,578
Sands China Ltd., 2.85%, 03/08/29 (Call 01/08/29)	2,480	2,127,710
		10,575,854
Machinery — 1.5%
Caterpillar Financial Services Corp., 4.85%, 02/27/29	2,390	2,358,528
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)	2,226	1,967,025
CNH Industrial Capital LLC
5.10%, 04/20/29 (Call 03/20/29)	1,540	1,506,895
5.50%, 01/12/29 (Call 12/12/28)	1,755	1,751,100
Deere & Co., 5.38%, 10/16/29(b)	1,343	1,364,144
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	1,333	1,177,392
John Deere Capital Corp.
2.80%, 07/18/29	2,079	1,856,468
3.35%, 04/18/29(b)	1,895	1,748,160
3.45%, 03/07/29(b)	1,810	1,679,193
4.50%, 01/16/29(b)	2,490	2,420,830
4.85%, 10/11/29	1,265	1,245,403
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	1,082	1,007,581
		20,082,719
Manufacturing — 1.2%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	4,014	3,444,805
3.38%, 03/01/29 (Call 12/01/28)(b)	2,884	2,625,679
Security	Par (000)	Value
Manufacturing (continued)
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	$3,783	$3,435,275
4.50%, 09/15/29 (Call 07/15/29)(b)	3,700	3,566,839
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,370	1,304,242
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	1,129	1,038,717
		15,415,557
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	4,660	3,887,820
5.05%, 03/30/29 (Call 12/30/28)	4,546	4,291,012
Comcast Corp., 4.55%, 01/15/29 (Call 12/15/28)	3,708	3,603,216
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)(b)	2,752	2,517,449
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(b)	6,849	6,623,474
Paramount Global, 4.20%, 06/01/29 (Call 03/01/29)	1,507	1,337,511
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)	7,907	6,737,592
		28,998,074
Mining — 0.3%
Freeport-McMoRan Inc., 5.25%, 09/01/29 (Call 09/01/24)(b)	1,535	1,526,578
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	2,466	2,162,915
		3,689,493
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 05/31/24)	2,978	2,644,203
Oil & Gas — 3.0%
BP Capital Markets America Inc., 4.70%, 04/10/29 (Call 03/10/29)	2,875	2,811,467
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	2,455	2,244,647
ConocoPhillips Co., 6.95%, 04/15/29(b)	4,818	5,171,879
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)	1,884	1,775,171
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	4,131	3,751,606
EQT Corp., 5.00%, 01/15/29 (Call 07/15/28)	1,270	1,224,660
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	5,411	4,766,713
Hess Corp., 7.88%, 10/01/29(b)	1,511	1,676,277
Marathon Oil Corp., 5.30%, 04/01/29 (Call 03/01/29)	2,040	2,000,778
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)(b)	1,495	1,427,105
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)	1,925	1,708,353
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)(b)	5,753	4,993,165
TotalEnergies Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)	5,179	4,814,031
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)(b)	1,439	1,349,746
		39,715,598
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	2,090	1,867,038
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	1,823	1,639,330
		3,506,368
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 0.3%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	$1,767	$1,554,034
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(b)	2,807	2,738,015
		4,292,049
Pharmaceuticals — 6.7%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	19,617	17,697,983
4.80%, 03/15/29 (Call 02/15/29)	8,990	8,831,965
Astrazeneca Finance LLC, 4.85%, 02/26/29 (Call 01/26/29)	4,320	4,251,784
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	3,955	3,762,094
Becton Dickinson and Co., 4.87%, 02/08/29 (Call 01/08/29)	1,245	1,215,995
Bristol-Myers Squibb Co.
3.40%, 07/26/29 (Call 04/26/29)	9,444	8,660,384
4.90%, 02/22/29 (Call 01/22/29)(b)	3,955	3,897,683
Cardinal Health Inc., 5.13%, 02/15/29 (Call 01/15/29)	2,145	2,110,533
Cigna Group (The), 5.00%, 05/15/29 (Call 04/15/29)(b)	3,490	3,418,086
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	6,709	6,017,339
5.00%, 01/30/29 (Call 12/30/28)(b)	3,840	3,772,148
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	3,836	3,567,745
4.50%, 02/09/29 (Call 01/09/29)	3,915	3,820,916
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	4,046	3,736,514
Johnson & Johnson, 6.95%, 09/01/29	595	654,333
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)(b)	6,412	5,948,924
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)(b)	6,915	6,430,106
		87,794,532
Pipelines — 4.5%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)(b)	1,911	1,843,250
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	4,577	4,159,426
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)(b)	5,940	5,551,297
DCP Midstream Operating LP, 5.13%, 05/15/29 (Call 02/15/29)	2,398	2,340,572
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	1,357	1,183,660
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)(b)	3,002	2,665,446
5.30%, 04/05/29 (Call 03/05/29)	1,675	1,656,831
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)(b)	2,070	1,928,117
5.25%, 04/15/29 (Call 01/15/29)	5,323	5,240,332
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)(b)	1,620	1,562,960
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)	4,801	4,333,072
Kinder Morgan Inc., 5.00%, 02/01/29 (Call 01/01/29)	3,630	3,543,454
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)(b)	3,249	3,145,419
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	2,739	2,467,642
4.35%, 03/15/29 (Call 12/15/28)	2,934	2,781,854
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	$4,094	$3,683,329
Targa Resources Corp., 6.15%, 03/01/29 (Call 02/01/29)	3,710	3,777,780
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29 (Call 05/31/24)	1,715	1,747,692
Western Midstream Operating LP, 6.35%, 01/15/29 (Call 12/15/28)	2,115	2,160,071
Williams Companies Inc. (The), 4.90%, 03/15/29 (Call 02/15/29)	3,085	3,001,480
		58,773,684
Real Estate — 0.1%
CBRE Services Inc., 5.50%, 04/01/29 (Call 03/01/29)(b)	1,565	1,545,544
Real Estate Investment Trusts — 7.2%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	1,512	1,304,576
4.50%, 07/30/29 (Call 04/30/29)	1,123	1,068,699
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)(b)	1,492	1,438,862
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	6,156	5,629,988
3.95%, 03/15/29 (Call 12/15/28)	2,578	2,391,344
5.20%, 02/15/29 (Call 01/15/29)	1,725	1,695,488
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)	1,612	1,461,201
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	3,387	2,963,407
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	2,749	2,541,511
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	2,349	2,098,705
COPT Defense Properties LP, 2.00%, 01/15/29 (Call 11/15/28)(b)	1,525	1,271,905
Crown Castle Inc.
3.10%, 11/15/29 (Call 08/15/29)	2,189	1,911,404
4.30%, 02/15/29 (Call 11/15/28)	2,132	2,004,806
5.60%, 06/01/29 (Call 05/01/29)(b)	2,795	2,777,949
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	1,422	1,338,873
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(b)	3,377	3,059,028
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)(b)	1,310	1,138,502
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	4,603	4,059,012
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	2,233	1,994,967
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	1,882	1,751,186
Extra Space Storage LP
3.90%, 04/01/29 (Call 02/01/29)	1,540	1,419,676
4.00%, 06/15/29 (Call 03/15/29)	1,279	1,181,146
Federal Realty OP LP, 3.20%, 06/15/29 (Call 03/15/29)(b)	1,385	1,229,898
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)(b)	2,928	2,839,625
Healthpeak OP LLC, 3.50%, 07/15/29 (Call 04/15/29)	2,327	2,111,040
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)(b)	1,050	942,716
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/15/29)(b)	2,703	2,359,189
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)(b)	1,467	1,308,807

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	$2,113	$1,988,996
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	1,802	1,574,516
Prologis LP
2.88%, 11/15/29 (Call 08/15/29)	1,715	1,513,871
4.38%, 02/01/29 (Call 11/01/28)	1,199	1,152,051
Public Storage Operating Co.
3.39%, 05/01/29 (Call 02/01/29)	2,067	1,892,712
5.13%, 01/15/29 (Call 12/15/28)(b)	1,890	1,879,454
Realty Income Corp.
3.10%, 12/15/29 (Call 09/15/29)	2,348	2,084,456
3.25%, 06/15/29 (Call 03/15/29)(b)	1,258	1,137,772
4.00%, 07/15/29 (Call 04/15/29)(b)	1,662	1,549,152
4.75%, 02/15/29 (Call 01/15/29)(b)	1,850	1,790,196
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	1,556	1,368,352
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	1,284	1,136,385
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)(b)	4,502	3,872,048
Store Capital LLC, 4.63%, 03/15/29 (Call 12/15/28)(b)	1,213	1,127,459
Sun Communities Operating LP, 5.50%, 01/15/29 (Call 12/15/28)	1,400	1,376,312
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	1,053	999,854
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	2,944	2,780,166
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	1,883	1,608,889
4.13%, 03/15/29 (Call 12/15/28)	2,027	1,898,794
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	2,785	2,572,224
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)(b)	1,517	1,398,989
		93,996,158
Retail — 2.6%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	2,276	2,109,834
Home Depot Inc. (The)
2.95%, 06/15/29 (Call 03/15/29)	6,005	5,414,107
4.90%, 04/15/29 (Call 03/15/29)	2,790	2,760,027
Lowe's Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	5,648	5,241,245
6.50%, 03/15/29(b)	1,735	1,823,023
McDonald's Corp., 2.63%, 09/01/29 (Call 06/01/29)	4,565	4,015,785
O'Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	2,151	2,008,822
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)(b)	4,422	4,088,512
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)	4,228	3,916,823
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(b)	852	749,752
3.25%, 07/08/29 (Call 04/08/29)(b)	2,295	2,122,823
		34,250,753
Semiconductors — 3.7%
Broadcom Inc.
4.00%, 04/15/29 (Call 02/15/29)(a)	3,055	2,856,961
4.75%, 04/15/29 (Call 01/15/29)	6,226	6,029,406
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	7,595	6,561,420
4.00%, 08/05/29 (Call 06/05/29)	3,415	3,214,762
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)(b)	3,570	3,409,431
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	4,005	3,804,263
Security	Par (000)	Value
Semiconductors (continued)
Marvell Technology Inc., 5.75%, 02/15/29 (Call 01/15/29)	$1,875	$1,883,735
Microchip Technology Inc., 5.05%, 03/15/29 (Call 02/15/29)	1,755	1,725,223
Micron Technology Inc.
5.33%, 02/06/29 (Call 11/06/28)(b)	2,377	2,353,802
6.75%, 11/01/29 (Call 09/01/29)	5,045	5,303,785
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)	3,647	3,440,477
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	3,485	3,218,195
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	3,080	2,674,013
4.60%, 02/08/29 (Call 01/08/29)	1,375	1,349,047
TSMC Arizona Corp., 4.13%, 04/22/29 (Call 02/22/29)	885	844,961
		48,669,481
Software — 1.9%
Adobe Inc., 4.80%, 04/04/29 (Call 03/04/29)	1,050	1,038,871
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	3,069	2,671,433
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)(b)	195	181,904
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	11,200	10,202,764
Oracle Corp., 6.15%, 11/09/29 (Call 09/09/29)(b)	4,795	4,945,707
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	2,833	2,495,217
Workday Inc., 3.70%, 04/01/29 (Call 02/01/29)	2,935	2,711,333
		24,247,229
Telecommunications — 4.8%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	3,605	3,293,635
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)(b)	11,125	10,622,625
Cisco Systems Inc., 4.85%, 02/26/29 (Call 01/26/29)	6,280	6,202,939
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	1,752	1,598,256
Motorola Solutions Inc.
4.60%, 05/23/29 (Call 02/23/29)	3,037	2,916,229
5.00%, 04/15/29 (Call 03/15/29)	1,340	1,310,036
Rogers Communications Inc., 5.00%, 02/15/29 (Call 01/15/29)(b)	3,545	3,448,096
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	2,005	1,743,436
2.63%, 02/15/29 (Call 05/13/24)	3,960	3,484,699
3.38%, 04/15/29 (Call 05/13/24)	8,730	7,929,149
4.85%, 01/15/29 (Call 12/15/28)(b)	3,500	3,412,184
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)(b)	4,039	3,782,081
4.02%, 12/03/29 (Call 09/03/29)(b)	14,428	13,442,976
		63,186,341
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	3,226	2,937,235
Transportation — 1.6%
Canadian Pacific Railway Co., 2.88%, 11/15/29 (Call 08/15/29)	1,691	1,491,873
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	3,864	3,704,145
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	4,008	3,598,435
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)(b)	1,487	1,284,712
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Ryder System Inc.
5.38%, 03/15/29 (Call 02/15/29)	$1,930	$1,914,198
5.50%, 06/01/29 (Call 05/01/29)	320	318,173
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)	3,168	2,967,875
6.63%, 02/01/29(b)	1,410	1,493,742
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	1,579	1,387,099
3.40%, 03/15/29 (Call 12/15/28)(b)	3,142	2,920,491
		21,080,743
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)(b)	1,732	1,668,140
Water — 0.3%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)	1,946	1,779,227
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	1,578	1,445,351
		3,224,578
Total Long-Term Investments — 98.4% (Cost: $1,311,461,728)		1,284,329,452
Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	94,594,404	$94,622,783
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	5,100,000	5,100,000
Total Short-Term Securities — 7.6% (Cost: $99,713,756)		99,722,783
Total Investments — 106.0% (Cost: $1,411,175,484)		1,384,052,235
Liabilities in Excess of Other Assets — (6.0)%		(78,059,968)
Net Assets — 100.0%		$1,305,992,267

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$55,517,164	$39,125,055 (a)	$—	$(10,959)	$(8,477)	$94,622,783	94,594,404	$115,072 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,360,000	1,740,000 (a)	—	—	—	5,100,000	5,100,000	84,362	—
				$(10,959)	$(8,477)	$99,722,783		$199,434	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,284,329,452	$—	$1,284,329,452

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$99,722,783	$—	$—	$99,722,783
	$99,722,783	$1,284,329,452	$—	$1,384,052,235
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$1,572	$1,501,555
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	1,522	1,281,394
4.20%, 06/01/30 (Call 03/01/30)(a)	1,452	1,352,497
		4,135,446
Aerospace & Defense — 2.0%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	2,072	1,741,026
5.15%, 05/01/30 (Call 02/01/30)	9,561	9,065,068
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	2,635	2,418,599
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	1,285	1,056,727
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)	2,072	1,972,489
RTX Corp., 2.25%, 07/01/30 (Call 04/01/30)	2,343	1,955,312
		18,209,221
Agriculture — 1.9%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	2,015	1,786,281
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	2,136	1,905,566
BAT Capital Corp.
4.91%, 04/02/30 (Call 01/02/30)	2,325	2,225,977
6.34%, 08/02/30 (Call 06/02/30)	2,323	2,384,523
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	1,689	1,345,124
2.10%, 05/01/30 (Call 02/01/30)	1,682	1,392,447
5.13%, 02/15/30 (Call 12/15/29)	4,815	4,732,963
5.50%, 09/07/30 (Call 07/07/30)	1,675	1,670,434
		17,443,315
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	1,427	1,209,973
United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31(a)	658	596,077
		1,806,050
Apparel — 0.9%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)(a)	3,428	3,026,438
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	1,398	1,223,120
Tapestry Inc., 7.70%, 11/27/30 (Call 09/27/30)(a)	2,085	2,158,026
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	1,810	1,443,289
		7,850,873
Auto Manufacturers — 2.8%
American Honda Finance Corp.
4.60%, 04/17/30(a)	1,690	1,625,363
5.85%, 10/04/30	1,109	1,135,411
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	1,760	1,408,017
Ford Motor Co., 9.63%, 04/22/30 (Call 01/22/30)(a)	1,000	1,147,668
Ford Motor Credit Co. LLC
4.00%, 11/13/30 (Call 08/13/30)	3,895	3,396,390
7.20%, 06/10/30 (Call 04/10/30)(a)	1,995	2,066,927
7.35%, 03/06/30 (Call 01/06/30)(a)	2,670	2,779,065
General Motors Financial Co. Inc.
3.60%, 06/21/30 (Call 03/21/30)	2,775	2,442,792
5.85%, 04/06/30 (Call 02/06/30)(a)	2,120	2,113,545
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	$1,714	$1,448,719
3.38%, 04/01/30	2,280	2,062,474
4.55%, 05/17/30	1,530	1,471,205
5.55%, 11/20/30	2,495	2,519,504
		25,617,080
Auto Parts & Equipment — 0.3%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)(a)	955	842,049
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	1,871	1,575,822
		2,417,871
Banks — 7.0%
Banco Santander SA
2.75%, 12/03/30	3,173	2,577,114
3.49%, 05/28/30	2,472	2,174,770
Bank of Nova Scotia (The), 4.85%, 02/01/30	3,217	3,115,723
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	677	608,838
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)(a)	749	617,502
3.25%, 04/30/30 (Call 01/30/30)(a)	1,890	1,623,496
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	1,177	986,453
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	1,025	946,425
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	4,951	4,242,211
3.80%, 03/15/30 (Call 12/15/29)	5,849	5,348,681
HSBC Holdings PLC, 4.95%, 03/31/30	5,792	5,585,797
Huntington Bancshares Inc./Ohio, 2.55%, 02/04/30 (Call 11/04/29)(a)	1,667	1,390,261
Huntington National Bank (The), 5.65%, 01/10/30 (Call 11/10/29)	2,240	2,198,022
JPMorgan Chase & Co., 8.75%, 09/01/30	1,270	1,471,968
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	2,880	2,349,395
2.56%, 02/25/30	2,302	1,962,499
Mizuho Financial Group Inc., 5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(b)	25	24,555
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	2,310	1,915,459
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	4,732	4,041,192
State Street Corp., 2.40%, 01/24/30(a)	1,781	1,535,232
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	3,355	2,744,507
2.14%, 09/23/30	2,045	1,651,808
2.75%, 01/15/30	2,919	2,514,973
5.71%, 01/13/30	3,005	3,021,908
5.85%, 07/13/30	1,455	1,470,804
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	2,822	2,286,820
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)	1,853	1,497,398
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)(a)	2,733	2,140,472
Westpac Banking Corp., 2.65%, 01/16/30(a)	1,569	1,368,670
		63,412,953
Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30 (Call 03/01/30)	4,190	3,817,276
Coca-Cola Co. (The)
1.65%, 06/01/30	3,082	2,530,777
3.45%, 03/25/30(a)	3,031	2,782,423
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	1,467	1,267,554

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	$1,654	$1,427,105
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	2,453	2,043,769
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	1,693	1,497,945
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	2,505	2,054,974
2.75%, 03/19/30 (Call 12/19/29)	3,442	3,024,694
		20,446,517
Biotechnology — 2.0%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	3,110	2,654,190
5.25%, 03/02/30 (Call 01/02/30)	5,967	5,916,631
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	3,660	3,022,032
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	2,260	1,813,693
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)(a)	3,065	2,444,110
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)	2,390	1,941,523
		17,792,179
Building Materials — 1.2%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	4,752	4,103,267
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	1,610	1,293,716
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30 (Call 12/15/29)	1,319	1,124,417
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)(a)	956	764,555
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	595	533,428
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	906	827,068
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	2,140	1,923,749
		10,570,200
Chemicals — 1.6%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	2,308	1,929,841
Celanese U.S. Holdings LLC, 6.55%, 11/15/30 (Call 09/15/30)	2,380	2,438,225
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)(a)	2,190	1,797,273
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)	1,722	1,688,292
EIDP Inc., 2.30%, 07/15/30 (Call 04/15/30)	1,278	1,074,461
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)(a)	1,395	1,102,713
LYB International Finance III LLC, 2.25%, 10/01/30 (Call 07/01/30)(a)	1,407	1,162,962
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	1,320	1,150,303
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	465	396,838
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)	1,250	1,045,767
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	884	775,798
		14,562,473
Coal — 0.1%
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	720	651,187
Commercial Services — 1.6%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	2,442	1,939,098
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	1,695	1,507,966
Security	Par (000)	Value
Commercial Services (continued)
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	$768	$641,134
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	1,400	1,219,231
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	2,150	1,831,246
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)	2,710	2,288,919
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	2,270	1,942,547
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	1,969	1,733,135
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)	1,372	1,084,828
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	959	781,075
		14,969,179
Computers — 1.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,280	1,071,597
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	2,573	2,054,115
1.65%, 05/11/30 (Call 02/11/30)	3,657	3,016,191
4.15%, 05/10/30 (Call 03/10/30)(a)	872	838,152
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	2,070	2,128,761
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)(a)	1,190	1,056,654
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	2,938	2,421,286
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	1,105	1,021,434
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	2,014	1,708,856
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	1,032	859,021
		16,176,067
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30 (Call 01/15/30)	1,940	1,675,482
Kenvue Inc., 5.00%, 03/22/30 (Call 01/22/30)	2,185	2,159,268
Procter & Gamble Co. (The)
1.20%, 10/29/30	2,766	2,192,905
3.00%, 03/25/30	3,434	3,093,223
Unilever Capital Corp., 1.38%, 09/14/30 (Call 06/14/30)	1,070	852,376
		9,973,254
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 09/30/30 (Call 07/30/30)	2,000	2,028,847
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)(a)	889	775,191
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	1,516	1,313,421
3.13%, 12/01/30 (Call 09/01/30)(a)	1,825	1,562,653
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	1,948	1,818,688
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	1,401	1,111,241
Charles Schwab Corp. (The), 4.63%, 03/22/30 (Call 12/22/29)(a)	1,477	1,434,379
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	2,119	1,681,015
Intercontinental Exchange Inc., 2.10%, 06/15/30 (Call 03/15/30)	3,145	2,608,451
Jefferies Financial Group Inc., 4.15%, 01/23/30	2,502	2,274,031
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)	3,445	3,137,186
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nomura Holdings Inc.
2.68%, 07/16/30	$2,397	$1,999,707
3.10%, 01/16/30	3,656	3,169,670
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	1,226	1,181,553
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)(a)	990	887,700
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	3,568	3,004,799
		29,988,532
Electric — 6.5%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	1,450	1,185,135
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	1,386	1,096,676
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	995	784,158
American Electric Power Co. Inc., 2.30%, 03/01/30 (Call 12/01/29)	856	711,148
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)	2,569	2,341,095
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	638	521,493
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	765	663,954
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	685	575,026
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	1,460	1,314,342
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	3,844	3,405,424
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)(a)	1,548	1,308,408
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	810	697,477
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	1,185	1,014,453
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	1,947	1,639,252
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)(a)	1,143	927,897
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	910	751,910
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	1,492	1,271,654
Entergy Louisiana LLC, 1.60%, 12/15/30 (Call 09/15/30)(a)	693	542,376
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	1,007	837,946
Eversource Energy, Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,640	1,286,321
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	3,132	2,891,400
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(a)	525	442,894
Series B, 2.25%, 09/01/30 (Call 06/01/30)(a)	360	291,618
Florida Power & Light Co., 4.63%, 05/15/30 (Call 03/15/30)	1,229	1,190,805
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)	867	721,329
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	1,115	1,022,519
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	909	767,498
Nevada Power Co., Series DD, 2.40%, 05/01/30 (Call 02/01/30)	993	835,809
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	4,586	3,808,182
5.00%, 02/28/30 (Call 12/28/29)(a)	1,547	1,511,972
Security	Par (000)	Value
Electric (continued)
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)(a)	$985	$908,135
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)(a)	787	670,180
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	779	688,868
3.30%, 03/15/30 (Call 09/15/29)	514	455,784
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)	1,723	1,491,768
Pacific Gas and Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	7,233	6,715,099
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)(a)	922	778,839
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	673	625,790
Public Service Electric & Gas Co., 2.45%, 01/15/30 (Call 10/15/29)	799	681,675
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	1,072	845,192
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	1,245	1,123,142
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	1,897	1,517,518
Southern California Edison Co., 2.25%, 06/01/30 (Call 03/01/30)	1,285	1,067,339
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	2,580	2,336,091
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)(a)	630	503,236
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	778	679,015
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	1,297	1,036,102
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	1,267	1,114,667
		59,598,611
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)(a)	895	720,656
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)(a)	1,005	833,316
		1,553,972
Electronics — 0.7%
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	2,083	1,821,534
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	1,520	1,442,687
Honeywell International Inc., 1.95%, 06/01/30 (Call 03/01/30)	2,454	2,041,992
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	1,393	1,232,159
		6,538,372
Environmental Control — 0.5%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)(a)	1,667	1,409,998
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	1,451	1,254,028
Waste Management Inc., 4.63%, 02/15/30 (Call 12/15/29)	1,810	1,753,693
		4,417,719
Food — 2.4%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)(a)	1,310	1,101,534
Conagra Brands Inc., 8.25%, 09/15/30(a)	737	828,049
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	2,055	1,788,451
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	968	791,633
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	2,508	2,053,698

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	$1,378	$1,189,757
J.M. Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)(a)	1,050	889,056
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 5.50%, 01/15/30 (Call 01/15/25)	2,907	2,807,294
Kellanova, 2.10%, 06/01/30 (Call 03/01/30)	1,467	1,218,053
Kraft Heinz Foods Co., 3.75%, 04/01/30 (Call 01/01/30)(a)	1,970	1,809,181
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)(a)	1,236	1,028,135
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	1,340	1,133,593
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	2,110	1,828,749
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,235	1,044,955
5.95%, 04/01/30 (Call 01/01/30)(a)	2,400	2,451,158
		21,963,296
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	2,213	2,079,816
Gas — 0.6%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)	1,147	914,817
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	2,365	2,130,815
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)(a)	702	583,482
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	1,741	1,489,243
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	865	715,455
		5,833,812
Hand & Machine Tools — 0.4%
Regal Rexnord Corp., 6.30%, 02/15/30 (Call 12/15/29)(c)	2,200	2,211,741
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)(a)	2,050	1,702,494
		3,914,235
Health Care - Products — 1.8%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	1,900	1,540,167
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	1,160	958,004
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)	1,392	1,271,615
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)(a)	3,081	2,650,964
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	1,520	1,310,725
GE HealthCare Technologies Inc., 5.86%, 03/15/30 (Call 01/15/30)	2,882	2,919,757
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	2,145	1,726,680
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)(a)	2,492	2,055,053
Thermo Fisher Scientific Inc., 4.98%, 08/10/30 (Call 06/10/30)	2,107	2,069,052
		16,502,017
Health Care - Services — 3.3%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	54,745
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	439	373,991
Security	Par (000)	Value
Health Care - Services (continued)
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)(a)	$351	$282,638
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)(a)	905	820,301
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)(a)	5,070	4,245,969
3.38%, 02/15/30 (Call 02/15/25)	4,345	3,779,329
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)	857	726,351
Elevance Health Inc., 2.25%, 05/15/30 (Call 02/15/30)	2,731	2,278,887
HCA Inc., 3.50%, 09/01/30 (Call 03/01/30)	6,393	5,635,786
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)(a)	1,406	1,353,663
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	1,989	1,722,370
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	287	256,697
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,090	911,167
UnitedHealth Group Inc.
2.00%, 05/15/30	3,145	2,611,834
5.30%, 02/15/30 (Call 12/15/29)	3,020	3,023,721
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	1,830	1,519,033
		29,596,482
Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	955	882,275
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	2,430	2,108,237
		2,990,512
Household Products & Wares — 0.4%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	955	816,596
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	1,410	1,149,765
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	2,161	1,930,134
		3,896,495
Insurance — 4.1%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	810	944,206
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	2,556	2,326,108
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	1,313	1,200,474
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)	1,637	1,264,958
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)(a)	523	507,286
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	1,003	893,885
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	2,538	2,185,976
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	985	866,911
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	1,335	1,360,502
AXA SA, 8.60%, 12/15/30	1,763	2,042,186
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,508	1,209,719
1.85%, 03/12/30 (Call 12/12/29)	1,065	890,591
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	1,035	1,022,282
Chubb INA Holdings LLC, 1.38%, 09/15/30 (Call 06/15/30)	2,285	1,813,612
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)(a)	1,160	946,579
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30 (Call 01/29/30)	1,695	1,584,301
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	$1,575	$1,365,246
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	985	872,298
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	989	770,405
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)(a)	700	574,341
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	1,009	794,610
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)(a)	789	681,510
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	951	844,840
Marsh & McLennan Companies Inc., 2.25%, 11/15/30 (Call 08/15/30)	1,774	1,476,832
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	2,779	2,683,453
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	1,569	1,283,241
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	1,425	1,270,200
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)(a)	1,527	1,285,711
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	1,496	1,313,210
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)	1,410	1,229,294
		37,504,767
Internet — 2.3%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	4,367	3,484,391
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	4,053	3,303,534
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)	320	264,840
3.43%, 04/07/30 (Call 01/07/30)	260	232,073
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	3,678	3,545,875
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)(a)	2,297	1,987,116
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)(a)	3,007	2,652,814
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	795	710,163
Meta Platforms Inc., 4.80%, 05/15/30 (Call 03/15/30)	2,320	2,275,698
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	929	745,691
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	1,802	1,542,038
		20,744,233
Iron & Steel — 0.7%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)(a)	1,212	1,053,560
Reliance Inc., 2.15%, 08/15/30 (Call 05/15/30)	1,480	1,210,788
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	1,473	1,319,618
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	3,183	2,801,453
		6,385,419
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	1,273	1,271,380
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	2,633	2,502,314
Sands China Ltd., 4.63%, 06/18/30 (Call 03/18/30)(a)	1,275	1,145,918
		4,919,612
Machinery — 1.3%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)(a)	1,946	1,697,550
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	1,583	1,414,360
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	1,175	1,020,167
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	1,125	968,625
John Deere Capital Corp.
2.45%, 01/09/30	1,312	1,136,949
Security	Par (000)	Value
Machinery (continued)
4.70%, 06/10/30(a)	$1,745	$1,699,528
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	954	831,302
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	3,419	2,930,149
		11,698,630
Manufacturing — 0.5%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)	1,801	1,581,349
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	1,762	1,518,781
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	1,305	1,127,434
		4,227,564
Media — 1.9%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	3,626	3,144,169
3.40%, 04/01/30 (Call 01/01/30)(a)	4,049	3,643,867
4.25%, 10/15/30 (Call 07/15/30)	3,619	3,397,912
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	2,447	2,128,029
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)	1,475	1,316,875
Paramount Global, 7.88%, 07/30/30	1,485	1,535,201
Walt Disney Co. (The), 3.80%, 03/22/30	2,663	2,471,370
		17,637,423
Mining — 1.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	1,497	1,290,173
BHP Billiton Finance USA Ltd., 5.25%, 09/08/30 (Call 07/08/30)	1,900	1,883,922
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	1,103	1,019,905
4.63%, 08/01/30 (Call 08/01/25)	1,830	1,719,556
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	2,422	2,010,030
Newmont Corp./Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(c)	805	712,684
		8,636,270
Oil & Gas — 4.6%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(a)	1,130	1,038,164
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	2,485	2,025,405
3.63%, 04/06/30 (Call 01/06/30)	2,657	2,450,470
Canadian Natural Resources Ltd., 2.95%, 07/15/30 (Call 04/15/30)	1,360	1,168,584
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)(a)	3,691	3,143,688
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	1,417	1,337,509
Diamondback Energy Inc., 5.15%, 01/30/30 (Call 12/30/29)	2,060	2,021,459
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	1,910	1,827,923
EQT Corp., 7.00%, 02/01/30 (Call 11/01/29)(a)	1,724	1,800,406
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)(a)	4,329	3,744,668
3.48%, 03/19/30 (Call 12/19/29)	4,060	3,732,997
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	882	808,954
Occidental Petroleum Corp.
6.63%, 09/01/30 (Call 03/01/30)(a)	3,757	3,894,702
8.88%, 07/15/30 (Call 01/15/30)(a)	1,945	2,218,892
Ovintiv Inc., 8.13%, 09/15/30	690	761,519
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)(a)	1,990	1,618,970
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)(a)	1,792	1,471,532
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)	4,290	3,770,234

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Tosco Corp., 8.13%, 02/15/30	$594	$673,936
TotalEnergies Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	3,030	2,687,060
		42,197,072
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)	1,235	1,173,941
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	2,379	2,085,506
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	1,676	1,451,434
		4,710,881
Packaging & Containers — 0.5%
Amcor Flexibles North America Inc., 2.63%, 06/19/30 (Call 03/19/30)	1,255	1,049,416
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30 (Call 12/15/29)(a)(c)	1,245	1,216,419
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	1,490	1,305,411
WestRock MWV LLC, 8.20%, 01/15/30(a)	1,145	1,272,864
		4,844,110
Pharmaceuticals — 5.6%
Astrazeneca Finance LLC, 4.90%, 03/03/30 (Call 01/03/30)	1,385	1,365,680
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	2,785	2,219,331
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)	1,976	1,701,067
Bristol-Myers Squibb Co., 1.45%, 11/13/30 (Call 08/13/30)	3,030	2,390,801
Cencora Inc., 2.80%, 05/15/30 (Call 02/15/30)	1,065	922,864
Cigna Group (The), 2.40%, 03/15/30 (Call 12/15/29)	3,364	2,836,336
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	3,105	2,479,602
3.75%, 04/01/30 (Call 01/01/30)	3,416	3,100,630
5.13%, 02/21/30 (Call 12/21/29)	3,680	3,599,921
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)(a)	3,649	2,941,112
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	2,827	2,274,748
4.30%, 05/17/30 (Call 03/17/30)	1,780	1,702,182
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	3,350	2,832,352
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	2,589	2,121,130
2.63%, 04/01/30 (Call 01/01/30)	2,838	2,462,074
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30 (Call 03/19/30)(a)	6,750	6,525,970
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (Call 12/31/29)	5,664	4,681,432
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	3,583	2,963,502
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	2,010	1,654,051
		50,774,785
Pipelines — 3.8%
DCP Midstream Operating LP, 8.13%, 08/16/30(a)	746	834,381
Enbridge Inc., 6.20%, 11/15/30 (Call 09/15/30)	1,505	1,551,635
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	3,587	3,236,539
6.40%, 12/01/30 (Call 10/01/30)	2,323	2,393,814
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)(a)	3,137	2,747,691
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	3,598	3,034,607
Security	Par (000)	Value
Pipelines (continued)
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	$1,931	$1,684,281
3.25%, 06/01/30 (Call 03/01/30)(a)	1,013	892,480
5.80%, 11/01/30 (Call 09/01/30)	1,234	1,240,021
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30 (Call 06/15/30)	1,892	1,695,533
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)	4,745	4,457,662
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30 (Call 03/01/25)	2,235	2,173,489
TransCanada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)(a)	3,084	2,842,401
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	2,060	1,816,275
Western Midstream Operating LP, 4.05%, 02/01/30 (Call 11/01/29)(a)	2,658	2,443,257
Williams Companies Inc. (The), 3.50%, 11/15/30 (Call 08/15/30)	2,092	1,857,963
		34,902,029
Real Estate Investment Trusts — 6.1%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	867	730,933
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (Call 04/01/30)(a)	1,115	1,055,587
4.90%, 12/15/30 (Call 09/15/30)	1,707	1,638,131
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	1,904	1,507,226
2.10%, 06/15/30 (Call 03/15/30)(a)	1,868	1,521,855
2.90%, 01/15/30 (Call 10/15/29)	1,855	1,600,177
AvalonBay Communities Inc., 2.30%, 03/01/30 (Call 12/01/29)	1,399	1,182,169
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	1,786	1,492,118
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	1,880	1,703,425
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	1,814	1,566,130
Crown Castle Inc., 3.30%, 07/01/30 (Call 04/01/30)	1,885	1,635,773
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	867	748,944
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)	2,457	2,002,956
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	1,234	1,055,797
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	1,557	1,348,930
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	980	789,980
5.50%, 07/01/30 (Call 05/01/30)	1,023	1,009,360
Federal Realty OP LP, 3.50%, 06/01/30 (Call 03/01/30)	723	641,127
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30 (Call 10/15/29)(a)	1,656	1,480,076
Healthcare Realty Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	1,586	1,351,150
Healthpeak OP LLC, 3.00%, 01/15/30 (Call 10/15/29)	1,902	1,650,070
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	745	615,505
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	1,798	1,559,905
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30 (Call 06/15/30)	1,120	1,096,734
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	1,295	1,076,202
Kimco Realty OP LLC, 2.70%, 10/01/30 (Call 07/01/30)	1,068	897,586
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	$955	$891,677
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	824	674,186
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)(a)	540	466,738
NNN REIT Inc., 2.50%, 04/15/30 (Call 01/15/30)	673	564,671
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	616	475,029
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	1,785	1,390,050
1.75%, 07/01/30 (Call 04/01/30)	788	635,314
2.25%, 04/15/30 (Call 01/15/30)	2,343	1,970,235
Realty Income Corp.
3.40%, 01/15/30 (Call 10/15/29)	1,350	1,203,661
4.85%, 03/15/30 (Call 01/15/30)	1,355	1,306,987
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	1,220	1,097,850
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	973	776,031
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	1,766	1,507,310
Store Capital LLC, 2.75%, 11/18/30 (Call 08/18/30)	970	773,356
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	1,545	1,368,350
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	1,364	1,174,028
4.75%, 11/15/30 (Call 08/15/30)(a)	1,013	951,390
VICI Properties LP, 4.95%, 02/15/30 (Call 12/15/29)(a)	2,425	2,298,814
Welltower OP LLC, 3.10%, 01/15/30 (Call 10/15/29)	1,797	1,579,273
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	1,976	1,820,949
		55,883,745
Retail — 3.9%
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	1,328	1,245,323
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	1,903	1,760,943
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	1,670	1,350,848
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	3,819	3,138,722
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	2,551	2,286,593
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	1,080	857,956
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	3,721	3,241,896
Lowe's Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)(a)	3,155	2,517,483
4.50%, 04/15/30 (Call 01/15/30)	2,790	2,666,362
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	1,889	1,589,122
3.60%, 07/01/30 (Call 04/01/30)	2,386	2,168,516
O'Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	1,430	1,336,596
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	1,891	1,597,545
2.55%, 11/15/30 (Call 08/15/30)	2,725	2,302,295
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	2,006	1,725,049
2.65%, 09/15/30 (Call 06/15/30)	1,072	930,361
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	1,243	1,154,415
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	1,408	1,120,497
Walmart Inc.
4.00%, 04/15/30 (Call 02/15/30)	1,210	1,152,264
7.55%, 02/15/30	1,060	1,206,378
		35,349,164
Security	Par (000)	Value
Semiconductors — 3.0%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)(a)	$1,846	$1,521,398
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	4,210	3,887,336
5.00%, 04/15/30 (Call 01/15/30)(a)	1,719	1,688,449
Intel Corp.
3.90%, 03/25/30 (Call 12/25/29)	3,483	3,217,434
5.13%, 02/10/30 (Call 12/10/29)(a)	2,660	2,633,676
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	1,927	1,589,940
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)(a)	2,364	2,248,825
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	3,144	2,789,327
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)(a)	2,252	1,998,963
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	3,112	2,635,891
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	2,093	1,730,385
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	1,974	1,677,349
		27,618,973
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	1,330	1,221,281
Software — 2.6%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	3,076	2,644,295
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)(a)	1,117	973,362
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)	2,500	2,125,744
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	1,165	944,431
Microsoft Corp., 1.35%, 09/15/30 (Call 06/15/30)(a)(c)	1,034	829,378
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	7,315	6,354,215
3.25%, 05/15/30 (Call 02/15/30)(a)	1,168	1,033,158
4.65%, 05/06/30 (Call 03/06/30)(a)	1,940	1,859,977
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)	1,805	1,475,357
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	3,860	3,051,044
VMware LLC, 4.70%, 05/15/30 (Call 02/15/30)	2,021	1,917,444
		23,208,405
Telecommunications — 6.5%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	2,259	1,945,618
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	7,695	7,235,729
British Telecommunications PLC, 9.63%, 12/15/30	6,185	7,394,142
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	8,088	9,320,435
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	1,167	918,906
Koninklijke KPN NV, 8.38%, 10/01/30	1,477	1,680,972
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	2,288	1,874,595
Telefonica Europe BV, 8.25%, 09/15/30	3,080	3,452,826
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)	15,731	14,395,799
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	2,281	1,814,909
1.68%, 10/30/30 (Call 07/30/30)	2,701	2,143,592
3.15%, 03/22/30 (Call 12/22/29)	3,531	3,115,223
7.75%, 12/01/30	1,345	1,510,906
Vodafone Group PLC, 7.88%, 02/15/30	1,928	2,148,634
		58,952,286

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.9%
Canadian Pacific Railway Co., 2.05%, 03/05/30 (Call 12/05/29)	$1,299	$1,080,832
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)(a)	891	761,507
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)(a)	1,937	1,827,858
Norfolk Southern Corp., 5.05%, 08/01/30 (Call 06/01/30)	1,430	1,405,380
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	1,777	1,525,021
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	1,613	1,556,350
		8,156,948
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	1,103	1,003,953
Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30 (Call 02/01/30)	1,209	1,043,363
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	1,098	933,310
		1,976,673
Total Long-Term Investments — 98.5% (Cost: $924,844,790)		897,461,959
	Shares
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	55,146,857	55,163,401
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	1,030,000	$1,030,000
Total Short-Term Securities — 6.2% (Cost: $56,186,936)		56,193,401
Total Investments — 104.7% (Cost: $981,031,726)		953,655,360
Liabilities in Excess of Other Assets — (4.7)%		(43,109,482)
Net Assets — 100.0%		$910,545,878

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,928,838	$25,242,927 (a)	$—	$(3,651)	$(4,713)	$55,163,401	55,146,857	$69,850 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,710,000	—	(680,000)(a)	—	—	1,030,000	1,030,000	50,952	—
				$(3,651)	$(4,713)	$56,193,401		$120,802	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$897,461,959	$—	$897,461,959
Short-Term Securities
Money Market Funds	56,193,401	—	—	56,193,401
	$56,193,401	$897,461,959	$—	$953,655,360
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31 (Call 12/01/30)(a)	$1,641	$1,339,702
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	2,539	2,092,962
		3,432,664
Aerospace & Defense — 1.8%
Boeing Co. (The)
3.63%, 02/01/31 (Call 11/01/30)	4,362	3,748,986
6.39%, 05/01/31 (Call 03/01/31)(b)	935	939,185
General Dynamics Corp., 2.25%, 06/01/31 (Call 03/01/31)(a)	1,632	1,346,434
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	2,110	1,668,270
5.25%, 06/01/31 (Call 04/01/31)	895	871,790
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	3,315	2,600,018
6.00%, 03/15/31 (Call 01/15/31)	3,135	3,215,057
		14,389,740
Agriculture — 1.5%
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	4,225	3,490,713
5.83%, 02/20/31 (Call 12/20/30)	2,305	2,306,378
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	3,050	2,556,592
Philip Morris International Inc., 5.13%, 02/13/31 (Call 12/13/30)	3,560	3,461,398
		11,815,081
Airlines — 0.1%
United Airlines Pass Through Trust, Series 2019, Class AA, 4.15%, 02/25/33(a)	1,005	925,226
Auto Manufacturers — 3.8%
American Honda Finance Corp., 1.80%, 01/13/31(a)	1,999	1,611,190
Ford Motor Co., 7.45%, 07/16/31(a)	3,280	3,475,481
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)	3,055	2,577,915
6.05%, 03/05/31 (Call 01/05/31)	3,080	3,025,195
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	3,115	2,502,709
2.70%, 06/10/31 (Call 03/10/31)(a)	3,639	2,949,309
5.75%, 02/08/31 (Call 12/08/30)	1,947	1,923,620
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	4,915	5,812,011
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)(a)	1,436	1,214,745
Toyota Motor Credit Corp.
1.65%, 01/10/31	2,050	1,628,659
1.90%, 09/12/31	1,598	1,267,971
5.10%, 03/21/31	1,915	1,887,112
		29,875,917
Banks — 2.9%
Banco Santander SA, 2.96%, 03/25/31(a)	2,265	1,894,560
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)(a)	1,501	1,198,744
1.80%, 07/28/31 (Call 04/28/31)	1,582	1,243,171
Bank of Nova Scotia (The), 2.15%, 08/01/31	2,051	1,643,558
Mizuho Financial Group Inc., 2.56%, 09/13/31	3,061	2,431,785
Royal Bank of Canada, 2.30%, 11/03/31	4,649	3,749,879
State Street Corp., 2.20%, 03/03/31	2,647	2,148,102
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	$1,555	$1,217,235
2.22%, 09/17/31(a)	3,135	2,489,163
Toronto-Dominion Bank (The), 2.00%, 09/10/31	2,706	2,146,613
Westpac Banking Corp., 2.15%, 06/03/31	3,196	2,608,229
		22,771,039
Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31 (Call 10/23/30)(a)	2,327	2,296,822
Coca-Cola Co. (The)
1.38%, 03/15/31	3,955	3,114,624
2.00%, 03/05/31	2,312	1,901,264
Constellation Brands Inc., 2.25%, 08/01/31 (Call 05/01/31)	3,100	2,480,740
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)(a)	1,812	1,476,446
Series 10, 5.20%, 03/15/31 (Call 01/15/31)	780	762,236
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	2,427	1,913,506
1.95%, 10/21/31 (Call 07/21/31)	3,915	3,146,269
		17,091,907
Biotechnology — 0.8%
Amgen Inc., 2.30%, 02/25/31 (Call 11/25/30)	4,233	3,489,592
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)(a)	1,678	1,351,255
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	2,154	1,688,246
		6,529,093
Building Materials — 1.2%
Carrier Global Corp., 2.70%, 02/15/31 (Call 11/15/30)	2,498	2,103,514
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	2,525	2,069,553
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	1,530	1,203,594
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	2,926	2,381,288
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	2,058	1,639,028
		9,396,977
Chemicals — 0.7%
Air Products and Chemicals Inc., 4.75%, 02/08/31 (Call 12/08/30)(a)	2,030	1,968,069
Ecolab Inc., 1.30%, 01/30/31 (Call 10/30/30)(a)	2,025	1,586,529
Huntsman International LLC, 2.95%, 06/15/31 (Call 03/15/31)	1,200	972,143
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	1,371	1,126,531
		5,653,272
Commercial Services — 0.9%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)(a)	3,395	2,721,907
Global Payments Inc., 2.90%, 11/15/31 (Call 08/15/31)(a)	2,322	1,906,956
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	1,308	1,036,907
Moody's Corp., 2.00%, 08/19/31 (Call 05/19/31)(a)	2,110	1,676,674
		7,342,444
Computers — 2.3%
Apple Inc.
1.65%, 02/08/31 (Call 11/08/30)	6,748	5,449,310
1.70%, 08/05/31 (Call 05/05/31)	3,057	2,440,114
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	1,436	1,117,889
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	1,818	1,474,388
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	3,384	2,788,283
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
IBM International Capital Pte Ltd., 4.75%, 02/05/31 (Call 12/05/30)	$1,780	$1,705,003
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	2,203	1,795,446
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	1,768	1,424,279
		18,194,712
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31 (Call 12/15/30)	1,965	1,584,469
Procter & Gamble Co. (The), 1.95%, 04/23/31	2,370	1,957,167
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	2,815	2,233,762
		5,775,398
Diversified Financial Services — 4.3%
Ally Financial Inc.
8.00%, 11/01/31	6,052	6,555,641
8.00%, 11/01/31(a)	1,550	1,671,944
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)	1,765	1,468,886
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	2,334	1,828,134
1.95%, 12/01/31 (Call 09/01/31)(a)	2,753	2,157,228
2.30%, 05/13/31 (Call 02/13/31)	2,525	2,065,648
Jefferies Financial Group Inc., 2.63%, 10/15/31 (Call 07/15/31)	3,288	2,608,016
Lazard Group LLC, 6.00%, 03/15/31 (Call 01/15/31)	1,195	1,193,951
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	2,078	1,696,074
2.00%, 11/18/31 (Call 08/18/31)	2,557	2,058,527
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)(a)	2,472	1,937,436
Nomura Holdings Inc., 2.61%, 07/14/31	3,350	2,705,153
ORIX Corp., 2.25%, 03/09/31(a)	927	759,274
Synchrony Financial, 2.88%, 10/28/31 (Call 07/28/31)(a)	2,239	1,765,155
Visa Inc., 1.10%, 02/15/31 (Call 11/15/30)(a)	3,401	2,635,671
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	1,099	895,546
		34,002,284
Electric — 8.6%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	3,094	2,489,997
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	2,450	2,159,865
Appalachian Power Co., Series AA, 2.70%, 04/01/31 (Call 01/01/31)	1,602	1,318,239
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	1,360	1,076,272
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	1,078	883,081
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)(a)	1,892	1,549,232
Berkshire Hathaway Energy Co., 1.65%, 05/15/31 (Call 02/15/31)	2,209	1,717,255
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	1,203	995,350
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	1,529	1,259,978
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)(a)	1,339	1,069,373
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)	2,924	2,417,462
Security	Par (000)	Value
Electric (continued)
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)	$2,677	$2,132,309
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)	1,129	908,025
DTE Electric Co., Series C, 2.63%, 03/01/31 (Call 12/01/30)	1,905	1,604,854
Duke Energy Carolinas LLC, 2.55%, 04/15/31 (Call 01/15/31)	1,622	1,361,587
Duke Energy Corp., 2.55%, 06/15/31 (Call 03/15/31)	3,037	2,497,075
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)(a)	1,931	1,573,905
Duke Energy Progress LLC, 2.00%, 08/15/31 (Call 05/15/31)	1,873	1,485,309
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	1,432	1,149,884
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	1,878	1,517,995
Entergy Louisiana LLC, 3.05%, 06/01/31 (Call 03/01/31)	992	844,902
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	1,936	1,525,613
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)(a)	1,211	987,992
5.85%, 04/15/31 (Call 02/15/31)	2,020	2,012,316
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	1,264	965,018
1.65%, 06/15/31 (Call 03/15/31)(a)	990	767,025
5.00%, 02/07/31 (Call 12/07/30)	1,385	1,345,855
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	1,155	945,595
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)(a)	769	604,765
Ohio Power Co., Series Q, 1.63%, 01/15/31 (Call 10/15/30)	1,110	862,666
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	6,156	4,993,161
3.25%, 06/01/31 (Call 03/01/31)	3,080	2,602,859
PacifiCorp
5.30%, 02/15/31 (Call 12/15/30)	1,870	1,823,847
7.70%, 11/15/31(a)	651	733,595
Progress Energy Inc.
7.00%, 10/30/31	1,202	1,300,459
7.75%, 03/01/31(a)	2,137	2,379,801
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	2,163	1,702,523
Series 35, 1.90%, 01/15/31 (Call 07/15/30)(a)	1,180	942,700
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	1,136	919,378
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,294	1,027,518
Public Service Electric & Gas Co., 1.90%, 08/15/31 (Call 05/15/31)	1,325	1,052,738
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	2,364	1,903,276
Southern California Edison Co., Series G, 2.50%, 06/01/31 (Call 03/01/31)	1,223	1,000,880
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	1,105	903,870
Virginia Electric & Power Co., 2.30%, 11/15/31 (Call 08/15/31)	1,667	1,341,186
Wisconsin Power and Light Co., 1.95%, 09/16/31 (Call 06/16/31)	845	665,062
Xcel Energy Inc., 2.35%, 11/15/31 (Call 05/15/31)	898	707,115
		68,028,762

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics — 1.7%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	$2,456	$1,980,323
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	952	768,916
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	4,506	3,564,224
4.95%, 09/01/31 (Call 07/01/31)	2,080	2,046,569
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)(a)	852	694,389
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)	1,972	1,649,753
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)(a)	1,720	1,367,175
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	1,980	1,612,264
		13,683,613
Environmental Control — 0.6%
Republic Services Inc., 1.45%, 02/15/31 (Call 11/15/30)	2,360	1,837,141
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	3,243	2,546,900
		4,384,041
Food — 2.1%
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	1,564	1,270,333
General Mills Inc., 2.25%, 10/14/31 (Call 07/14/31)	1,576	1,268,234
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 3.75%, 12/01/31 (Call 12/01/26)	1,499	1,263,642
Kellanova, Series B, 7.45%, 04/01/31(a)	1,958	2,154,843
Kraft Heinz Foods Co., 4.25%, 03/01/31 (Call 12/01/30)	1,284	1,197,209
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	1,705	1,341,246
7.50%, 04/01/31	1,426	1,590,090
McCormick & Co. Inc./MD, 1.85%, 02/15/31 (Call 11/15/30)(a)	1,404	1,115,833
Mondelez International Inc., 1.50%, 02/04/31 (Call 11/04/30)	1,544	1,202,354
Pilgrim's Pride Corp., 4.25%, 04/15/31 (Call 04/15/26)	3,078	2,724,280
Sysco Corp., 2.45%, 12/14/31 (Call 09/14/31)	1,359	1,099,948
		16,228,012
Forest Products & Paper — 0.6%
Georgia-Pacific LLC, 8.88%, 05/15/31	1,261	1,507,973
Suzano Austria GmbH, 3.75%, 01/15/31 (Call 10/15/30)(a)	3,341	2,875,001
		4,382,974
Gas — 0.9%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	1,946	1,539,817
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	1,539	1,263,927
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	2,344	1,828,293
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31 (Call 12/15/30)(a)	1,095	899,027
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)(a)	1,599	1,268,346
		6,799,410
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	842	691,549
Health Care - Products — 2.1%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	3,027	2,483,609
Baxter International Inc., 1.73%, 04/01/31 (Call 01/01/31)	2,380	1,846,719
Security	Par (000)	Value
Health Care - Products (continued)
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	$1,817	$1,451,197
2.55%, 03/15/31 (Call 12/15/30)	1,190	977,084
Solventum Corp., 5.45%, 03/13/31 (Call 01/13/31)(b)	3,180	3,081,940
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	1,988	1,653,705
Thermo Fisher Scientific Inc., 2.00%, 10/15/31 (Call 07/15/31)(a)	4,035	3,220,728
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	2,397	1,955,986
		16,670,968
Health Care - Services — 4.0%
Banner Health, 1.90%, 01/01/31 (Call 07/01/30)(a)	665	540,404
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	687	548,097
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	939	767,110
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	6,759	5,433,655
2.63%, 08/01/31 (Call 05/01/31)	4,005	3,210,124
CommonSpirit Health, 5.21%, 12/01/31 (Call 06/01/31)	1,020	988,889
Elevance Health Inc., 2.55%, 03/15/31 (Call 12/15/30)	3,366	2,797,343
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	2,985	2,390,590
5.45%, 04/01/31 (Call 02/01/31)(a)	2,110	2,067,831
Humana Inc., 5.38%, 04/15/31 (Call 02/15/31)	2,384	2,325,532
Laboratory Corp. of America Holdings, 2.70%, 06/01/31 (Call 03/01/31)	1,756	1,463,347
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)(a)	1,104	897,092
Quest Diagnostics Inc., 2.80%, 06/30/31 (Call 03/30/31)(a)	1,958	1,635,335
UnitedHealth Group Inc.
2.30%, 05/15/31 (Call 02/15/31)	4,458	3,665,996
4.90%, 04/15/31 (Call 02/15/31)	2,580	2,510,594
		31,241,939
Holding Companies - Diversified — 0.7%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	2,343	1,914,419
Blackstone Private Credit Fund, 6.25%, 01/25/31 (Call 11/25/30)(a)(b)	1,400	1,378,425
Blue Owl Credit Income Corp., 6.65%, 03/15/31 (Call 01/15/31)(b)	2,125	2,045,079
		5,337,923
Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31 (Call 07/15/30)(a)	1,098	964,013
Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 05/15/31 (Call 02/15/31)	1,245	1,000,621
Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.30%, 12/15/31 (Call 09/15/31)	1,408	1,138,879
Kimberly-Clark Corp., 2.00%, 11/02/31 (Call 08/02/31)(a)	2,168	1,755,272
		2,894,151
Insurance — 2.9%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)(a)	1,162	920,517
2.60%, 12/02/31 (Call 09/02/31)	1,437	1,172,684
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon North America Inc., 5.30%, 03/01/31 (Call 01/01/31)	$2,900	$2,851,026
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	1,298	1,036,171
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	1,764	1,499,443
Athene Holding Ltd., 3.50%, 01/15/31 (Call 10/15/30)(a)	1,709	1,481,329
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)(a)	2,330	1,880,423
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	1,652	1,320,342
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)(a)	1,894	1,615,990
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	2,087	1,668,181
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	1,596	1,234,538
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(a)	1,581	1,297,757
Lincoln National Corp., 3.40%, 01/15/31 (Call 10/15/30)(a)	1,002	857,882
Marsh & McLennan Companies Inc., 2.38%, 12/15/31 (Call 09/15/31)	1,583	1,284,996
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	1,984	1,616,549
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	1,458	1,186,416
		22,924,244
Internet — 2.1%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	3,625	2,933,320
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	8,960	7,373,408
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	1,115	904,318
eBay Inc., 2.60%, 05/10/31 (Call 02/10/31)(a)	2,634	2,202,368
Expedia Group Inc., 2.95%, 03/15/31 (Call 12/15/30)(a)	1,481	1,262,630
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	2,229	1,829,270
		16,505,314
Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	1,588	1,379,268
Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)(a)	1,876	1,456,876
Lodging — 0.7%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	1,325	1,134,297
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	3,414	2,863,327
Sands China Ltd., 3.25%, 08/08/31 (Call 05/08/31)(a)	1,795	1,465,078
		5,462,702
Machinery — 1.2%
Caterpillar Inc., 1.90%, 03/12/31 (Call 12/12/30)(a)	1,277	1,052,281
Deere & Co., 7.13%, 03/03/31(a)	545	609,133
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	1,708	1,405,538
John Deere Capital Corp.
1.45%, 01/15/31(a)	2,225	1,762,477
2.00%, 06/17/31	1,822	1,470,458
4.90%, 03/07/31	785	767,016
nVent Finance SARL, 2.75%, 11/15/31 (Call 08/15/31)	700	563,533
Security	Par (000)	Value
Machinery (continued)
Rockwell Automation Inc., 1.75%, 08/15/31 (Call 05/15/31)	$1,090	$856,443
Xylem Inc./New York, 2.25%, 01/30/31 (Call 10/30/30)	1,587	1,301,935
		9,788,814
Manufacturing — 0.6%
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	3,484	2,901,121
Textron Inc., 2.45%, 03/15/31 (Call 12/15/30)(a)	1,918	1,574,723
		4,475,844
Media — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31 (Call 01/01/31)	4,865	3,868,477
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	5,468	4,286,424
1.95%, 01/15/31 (Call 10/15/30)(a)	4,778	3,858,098
Paramount Global, 4.95%, 01/15/31 (Call 10/15/30)(a)	3,246	2,856,084
Walt Disney Co. (The), 2.65%, 01/13/31(a)	7,730	6,613,470
		21,482,553
Mining — 0.3%
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	1,247	1,362,887
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	1,535	1,246,140
		2,609,027
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	3,314	2,824,668
Oil & Gas — 3.5%
Burlington Resources LLC
7.20%, 08/15/31	1,347	1,490,454
7.40%, 12/01/31	1,163	1,306,324
Conoco Funding Co., 7.25%, 10/15/31	1,213	1,345,877
Devon Energy Corp., 7.88%, 09/30/31	1,960	2,187,234
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)(a)	2,548	2,207,877
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	1,643	1,333,610
Hess Corp., 7.30%, 08/15/31	2,034	2,235,434
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(a)	3,562	3,609,426
7.50%, 05/01/31(a)	2,630	2,862,476
7.88%, 09/15/31(a)	1,516	1,681,981
Ovintiv Inc.
7.20%, 11/01/31	1,035	1,097,920
7.38%, 11/01/31	1,574	1,682,927
Phillips 66 Co., 5.25%, 06/15/31 (Call 04/15/31)	1,720	1,684,906
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	2,369	1,950,112
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)(a)	1,486	1,232,797
		27,909,355
Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	2,415	1,987,082
WestRock MWV LLC, 7.95%, 02/15/31	953	1,061,631
		3,048,713
Pharmaceuticals — 5.3%
AbbVie Inc., 4.95%, 03/15/31 (Call 01/15/31)	4,900	4,808,247
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	2,519	2,079,668

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.90%, 02/26/31 (Call 12/26/30)	$3,185	$3,121,871
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)	3,091	2,471,880
Bristol-Myers Squibb Co.
5.10%, 02/22/31 (Call 12/22/30)	2,635	2,593,993
5.75%, 02/01/31 (Call 12/01/30)	2,836	2,898,311
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	3,217	2,689,959
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	4,903	4,006,373
5.13%, 05/15/31 (Call 03/15/31)	1,910	1,859,358
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)(a)	3,894	3,084,854
2.13%, 09/15/31 (Call 06/15/31)	3,153	2,498,607
5.25%, 01/30/31 (Call 11/30/30)(a)	2,385	2,340,615
Merck & Co. Inc., 2.15%, 12/10/31 (Call 09/10/31)	5,930	4,810,688
Pfizer Inc., 1.75%, 08/18/31 (Call 05/18/31)	3,378	2,667,854
		41,932,278
Pipelines — 2.8%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	1,629	1,400,311
Cheniere Energy Partners LP, 4.00%, 03/01/31 (Call 03/01/26)(a)	4,564	4,065,549
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31(a)	952	1,028,373
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	2,235	1,791,657
7.80%, 08/01/31	1,647	1,825,513
ONEOK Inc., 6.35%, 01/15/31 (Call 10/15/30)	1,791	1,846,356
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31 (Call 02/01/26)	3,018	2,828,121
TransCanada PipeLines Ltd., 2.50%, 10/12/31 (Call 07/12/31)	3,124	2,528,958
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	4,706	3,896,446
Series A, 7.50%, 01/15/31	1,015	1,108,104
		22,319,388
Real Estate — 0.2%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)(a)	1,514	1,226,729
Real Estate Investment Trusts — 10.0%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)	2,387	2,062,417
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	1,491	1,192,462
American Homes 4 Rent LP, 2.38%, 07/15/31 (Call 04/15/31)	1,428	1,131,106
American Tower Corp.
2.30%, 09/15/31 (Call 06/15/31)	2,290	1,820,248
2.70%, 04/15/31 (Call 01/15/31)	2,095	1,731,587
AvalonBay Communities Inc., 2.45%, 01/15/31 (Call 10/17/30)	1,643	1,373,882
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	3,804	3,162,351
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	1,599	1,279,390
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	1,165	904,777
COPT Defense Properties LP, 2.75%, 04/15/31 (Call 01/15/31)	1,880	1,512,801
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	$3,090	$2,445,195
2.25%, 01/15/31 (Call 10/15/30)	3,342	2,687,594
2.50%, 07/15/31 (Call 04/15/31)	2,367	1,911,120
CubeSmart LP, 2.00%, 02/15/31 (Call 11/15/30)	1,270	996,542
DOC DR LLC, 2.63%, 11/01/31 (Call 08/01/31)	1,351	1,087,633
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	1,036	840,809
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	3,300	2,690,389
ERP Operating LP, 1.85%, 08/01/31 (Call 05/01/31)(a)	1,453	1,151,579
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)(a)	1,137	901,956
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(a)	937	724,114
2.55%, 06/15/31 (Call 03/15/31)(a)	930	753,392
Extra Space Storage LP
2.40%, 10/15/31 (Call 07/15/31)(a)	1,842	1,463,691
2.55%, 06/01/31 (Call 03/01/31)	1,408	1,140,471
5.90%, 01/15/31 (Call 11/15/30)	1,780	1,787,918
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31 (Call 10/15/30)	2,211	1,933,241
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	2,452	1,893,057
Healthpeak OP LLC, 2.88%, 01/15/31 (Call 10/15/30)	1,933	1,621,860
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	1,001	783,481
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,344	1,091,332
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	2,020	1,560,518
Kimco Realty OP LLC, 2.25%, 12/01/31 (Call 09/01/31)	1,612	1,260,286
LXP Industrial Trust, 2.38%, 10/01/31 (Call 07/01/31)	1,296	1,008,461
Mid-America Apartments LP, 1.70%, 02/15/31 (Call 11/15/30)	1,378	1,080,324
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	1,246	996,793
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	2,123	1,771,898
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	915	724,498
Prologis LP
1.63%, 03/15/31 (Call 12/15/30)	1,060	827,491
1.75%, 02/01/31 (Call 11/01/30)	1,411	1,120,843
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)(a)	1,688	1,353,688
2.30%, 05/01/31 (Call 02/01/31)	1,987	1,627,098
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	1,317	1,063,234
Realty Income Corp.
3.20%, 02/15/31 (Call 11/15/30)	1,395	1,198,946
3.25%, 01/15/31 (Call 10/15/30)	2,940	2,554,538
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	1,219	953,417
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)(a)	2,486	2,001,766
Safehold GL Holdings LLC, 2.80%, 06/15/31 (Call 03/15/31)(a)	1,235	1,009,975
Simon Property Group LP, 2.20%, 02/01/31 (Call 11/01/30)	2,120	1,716,256
Store Capital LLC, 2.70%, 12/01/31 (Call 09/01/31)(a)	1,183	915,098
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)(a)	2,353	1,897,752
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	$1,237	$986,713
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)(a)	1,816	1,536,125
Ventas Realty LP, 2.50%, 09/01/31 (Call 06/01/31)(a)	1,332	1,069,041
Welltower OP LLC
2.75%, 01/15/31 (Call 10/15/30)	1,957	1,644,443
2.80%, 06/01/31 (Call 03/01/31)	2,230	1,864,247
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	1,605	1,301,798
		79,121,642
Retail — 2.5%
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)(a)	1,510	1,184,484
AutoZone Inc., 1.65%, 01/15/31 (Call 10/15/30)	1,974	1,549,970
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)	2,534	2,051,186
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	4,143	3,227,433
1.88%, 09/15/31 (Call 06/15/31)	3,034	2,412,858
Lowe's Companies Inc., 2.63%, 04/01/31 (Call 01/01/31)	4,656	3,902,972
O'Reilly Automotive Inc., 1.75%, 03/15/31 (Call 12/15/30)	1,583	1,248,784
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	1,617	1,286,890
Starbucks Corp., 4.90%, 02/15/31 (Call 12/15/30)	1,270	1,235,246
TJX Companies Inc. (The), 1.60%, 05/15/31 (Call 02/15/31)	1,720	1,360,374
		19,460,197
Semiconductors — 3.9%
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	3,311	2,677,579
Broadcom Inc., 2.45%, 02/15/31 (Call 11/15/30)(b)	8,473	6,964,249
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	3,876	3,081,491
5.00%, 02/21/31 (Call 12/21/30)(a)	1,460	1,425,024
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	2,643	2,220,642
Micron Technology Inc., 5.30%, 01/15/31 (Call 11/15/30)	2,660	2,609,420
NVIDIA Corp., 2.00%, 06/15/31 (Call 03/15/31)	4,044	3,311,716
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31 (Call 02/11/31)(a)	3,235	2,640,902
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	1,700	1,402,799
Texas Instruments Inc., 1.90%, 09/15/31 (Call 06/15/31)	2,071	1,675,204
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)	3,130	2,602,390
		30,611,416
Software — 3.6%
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	3,080	2,486,868
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	3,191	2,612,793
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	2,265	1,808,893
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)	1,200	985,675
Fiserv Inc., 5.35%, 03/15/31 (Call 01/15/31)	1,770	1,745,019
Oracle Corp., 2.88%, 03/25/31 (Call 12/25/30)	9,801	8,288,784
Roper Technologies Inc., 1.75%, 02/15/31 (Call 11/15/30)	3,483	2,735,568
Salesforce Inc., 1.95%, 07/15/31 (Call 04/15/31)	4,869	3,927,114
VMware LLC, 2.20%, 08/15/31 (Call 05/15/31)(a)	4,536	3,585,705
		28,176,419
Telecommunications — 7.3%
AT&T Inc., 2.75%, 06/01/31 (Call 03/01/31)	9,139	7,647,473
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc., 4.95%, 02/26/31 (Call 12/26/30)	$5,795	$5,700,230
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	2,936	2,439,092
Orange SA, 9.00%, 03/01/31	7,663	9,056,062
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	3,107	2,473,144
2.55%, 02/15/31 (Call 11/15/30)(a)	7,624	6,327,160
2.88%, 02/15/31 (Call 02/15/26)	3,092	2,623,310
3.50%, 04/15/31 (Call 04/15/26)	7,543	6,633,637
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	6,835	5,400,068
2.55%, 03/21/31 (Call 12/21/30)	11,277	9,360,104
		57,660,280
Transportation — 1.8%
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)(a)	2,266	2,010,163
7.13%, 10/15/31(a)	843	926,102
FedEx Corp., 2.40%, 05/15/31 (Call 02/15/31)(a)	3,352	2,770,550
Norfolk Southern Corp., 2.30%, 05/15/31 (Call 02/15/31)(a)	1,893	1,555,439
Union Pacific Corp., 2.38%, 05/20/31 (Call 02/20/31)	3,427	2,852,049
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	5,459	4,398,882
		14,513,185
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31 (Call 03/01/31)(a)	1,289	1,000,514
Water — 0.3%
American Water Capital Corp., 2.30%, 06/01/31 (Call 03/01/31)	1,665	1,354,220
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)(a)	1,058	852,805
		2,207,025
Total Long-Term Investments — 98.6% (Cost: $793,411,927)		777,600,181
	Shares
Short-Term Securities
Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	54,990,321	55,006,818
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	1,500,000	1,500,000
Total Short-Term Securities — 7.2% (Cost: $56,501,553)		56,506,818
Total Investments — 105.8% (Cost: $849,913,480)		834,106,999
Liabilities in Excess of Other Assets — (5.8)%		(45,737,171)
Net Assets — 100.0%		$788,369,828

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,247,597	$22,769,810 (a)	$—	$(6,823)	$(3,766)	$55,006,818	54,990,321	$77,231 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,810,000	—	(310,000)(a)	—	—	1,500,000	1,500,000	58,327	—
				$(6,823)	$(3,766)	$56,506,818		$135,558	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$777,600,181	$—	$777,600,181
Short-Term Securities
Money Market Funds	56,506,818	—	—	56,506,818
	$56,506,818	$777,600,181	$—	$834,106,999
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2032 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.4%
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	$1,255	$1,180,252
General Electric Co., 6.75%, 03/15/32(a)	3,064	3,308,753
Lockheed Martin Corp., 3.90%, 06/15/32 (Call 03/15/32)(a)	2,223	2,029,183
RTX Corp., 2.38%, 03/15/32 (Call 12/15/31)	2,643	2,113,567
		8,631,755
Agriculture — 2.3%
Altria Group Inc., 2.45%, 02/04/32 (Call 11/04/31)	4,707	3,716,234
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	1,946	1,624,122
5.94%, 10/01/32(a)	619	641,828
BAT Capital Corp.
4.74%, 03/16/32 (Call 12/16/31)(a)	2,401	2,240,483
7.75%, 10/19/32 (Call 07/19/32)	1,635	1,814,989
Philip Morris International Inc., 5.75%, 11/17/32 (Call 08/17/32)	3,789	3,815,746
		13,853,402
Airlines — 0.7%
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33(a)	1,210	1,054,317
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	1,202	1,098,507
Series 2019-1, Class AA, 2.75%, 11/15/33	865	729,205
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/01/33	1,508	1,282,583
		4,164,612
Apparel — 0.1%
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	1,157	918,059
Auto Manufacturers — 3.0%
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(a)	6,480	5,222,876
6.10%, 08/19/32 (Call 05/19/32)	4,505	4,416,231
General Motors Co., 5.60%, 10/15/32 (Call 07/15/32)(a)	3,345	3,285,848
General Motors Financial Co. Inc., 3.10%, 01/12/32 (Call 10/12/31)	3,200	2,636,487
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	2,102	1,806,977
Toyota Motor Credit Corp., 2.40%, 01/13/32	739	603,339
		17,971,758
Auto Parts & Equipment — 0.5%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	2,304	1,947,099
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	1,036	826,777
		2,773,876
Banks — 4.7%
Bank of New York Mellon Corp. (The), 2.50%, 01/26/32 (Call 10/26/31)	1,073	878,386
Bank of Nova Scotia (The), 2.45%, 02/02/32	2,429	1,949,299
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)(a)	2,834	2,479,171
Citigroup Inc., 6.63%, 06/15/32	2,653	2,775,072
Citizens Financial Group Inc., 2.64%, 09/30/32 (Call 07/02/32)	1,505	1,120,979
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	1,890	1,621,392
Morgan Stanley, 7.25%, 04/01/32	2,785	3,107,357
Security	Par (000)	Value
Banks (continued)
Northern Trust Corp., 6.13%, 11/02/32 (Call 08/02/32)(a)	$2,592	$2,667,732
Royal Bank of Canada, 3.88%, 05/04/32	2,623	2,349,097
Toronto-Dominion Bank (The)
2.45%, 01/12/32	1,719	1,386,694
3.20%, 03/10/32	3,747	3,194,828
4.46%, 06/08/32(a)	5,108	4,740,149
		28,270,156
Beverages — 2.2%
Coca-Cola Co. (The), 2.25%, 01/05/32(a)	3,996	3,298,887
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	1,430	1,076,894
Constellation Brands Inc., 4.75%, 05/09/32 (Call 02/09/32)	1,996	1,884,703
Diageo Capital PLC, 2.13%, 04/29/32 (Call 01/29/32)	2,255	1,791,227
Keurig Dr Pepper Inc., 4.05%, 04/15/32 (Call 01/15/32)	2,456	2,231,544
PepsiCo Inc., 3.90%, 07/18/32 (Call 04/18/32)	3,087	2,828,356
		13,111,611
Biotechnology — 1.1%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	2,596	2,039,187
3.35%, 02/22/32 (Call 11/22/31)	2,800	2,429,643
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)(a)	2,234	1,940,431
		6,409,261
Building Materials — 0.4%
Fortune Brands Innovations Inc., 4.00%, 03/25/32 (Call 12/25/31)	1,282	1,140,179
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, 12/01/32 (Call 09/01/32)(a)	1,030	983,096
		2,123,275
Chemicals — 1.4%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)(a)	1,610	1,509,827
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)(a)	999	949,432
Celanese U.S. Holdings LLC, 6.38%, 07/15/32 (Call 04/15/32)	2,630	2,657,329
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)(a)	1,855	1,494,191
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	734	603,305
Sherwin-Williams Co. (The), 2.20%, 03/15/32 (Call 12/15/31)(a)	1,451	1,150,552
		8,364,636
Commercial Services — 2.5%
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)	1,831	1,673,400
Global Payments Inc., 5.40%, 08/15/32 (Call 05/15/32)(a)	1,880	1,815,269
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)(a)	775	759,321
Moody's Corp., 4.25%, 08/08/32 (Call 05/08/32)	1,507	1,389,062
PayPal Holdings Inc., 4.40%, 06/01/32 (Call 03/01/32)(a)	2,795	2,630,653
Quanta Services Inc., 2.35%, 01/15/32 (Call 10/15/31)	1,333	1,052,167
RELX Capital Inc., 4.75%, 05/20/32 (Call 02/20/32)	1,433	1,375,608
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)	3,651	3,091,448

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2032 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	$1,573	$1,248,958
		15,035,886
Computers — 1.7%
Apple Inc., 3.35%, 08/08/32 (Call 05/08/32)	3,335	2,956,574
HP Inc., 4.20%, 04/15/32 (Call 01/15/32)	1,884	1,710,542
International Business Machines Corp.
2.72%, 02/09/32 (Call 11/09/31)(a)	695	583,539
4.40%, 07/27/32 (Call 04/27/32)(a)	2,340	2,181,104
5.88%, 11/29/32(a)	1,751	1,808,298
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	889	693,603
		9,933,660
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co., 3.25%, 08/15/32 (Call 05/15/32)	1,634	1,427,934
Haleon U.S. Capital LLC, 3.63%, 03/24/32 (Call 12/24/31)	4,609	4,048,095
Procter & Gamble Co. (The), 2.30%, 02/01/32(a)	2,085	1,739,319
Unilever Capital Corp., 5.90%, 11/15/32	2,560	2,671,699
		9,887,047
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32 (Call 10/30/31)	10,411	8,699,110
Air Lease Corp., 2.88%, 01/15/32 (Call 10/15/31)	1,995	1,639,728
Ameriprise Financial Inc., 4.50%, 05/13/32 (Call 02/13/32)	1,487	1,399,922
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	1,825	1,441,753
Cboe Global Markets Inc., 3.00%, 03/16/32 (Call 12/16/31)	1,050	888,065
Charles Schwab Corp. (The), 2.90%, 03/03/32 (Call 12/03/31)	2,858	2,387,253
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	2,421	2,034,117
Credit Suisse USA Inc., 7.13%, 07/15/32	2,006	2,180,400
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	1,960	2,008,880
Intercontinental Exchange Inc., 1.85%, 09/15/32 (Call 06/15/32)	4,051	3,073,470
Jefferies Financial Group Inc., 2.75%, 10/15/32 (Call 07/15/32)	1,458	1,133,379
Nomura Holdings Inc., 3.00%, 01/22/32	2,130	1,747,002
ORIX Corp.
4.00%, 04/13/32	866	783,349
5.20%, 09/13/32(a)	885	868,964
		30,285,392
Electric — 10.8%
AEP Texas Inc., 4.70%, 05/15/32 (Call 02/15/32)	1,030	955,002
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	1,697	1,444,034
3.94%, 09/01/32 (Call 03/01/32)(a)	1,113	1,005,524
Ameren Illinois Co., 3.85%, 09/01/32 (Call 06/01/32)	1,271	1,130,119
American Electric Power Co. Inc., 5.95%, 11/01/32 (Call 08/01/32)	1,518	1,530,199
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	1,380	1,253,851
Arizona Public Service Co., 6.35%, 12/15/32 (Call 09/15/32)	1,132	1,175,171
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	760	641,362
Security	Par (000)	Value
Electric (continued)
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	$1,260	$1,171,004
Commonwealth Edison Co., 3.15%, 03/15/32 (Call 12/15/31)	868	742,215
Consumers Energy Co., 3.60%, 08/15/32 (Call 02/15/32)	657	576,928
Dominion Energy Inc.
4.35%, 08/15/32 (Call 05/15/32)	1,036	943,800
5.38%, 11/15/32 (Call 08/15/32)	2,390	2,322,073
Dominion Energy South Carolina Inc., 6.63%, 02/01/32	550	589,444
DTE Electric Co., Series A, 3.00%, 03/01/32 (Call 12/01/31)	1,000	844,192
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	1,365	1,140,956
6.45%, 10/15/32(a)	1,020	1,081,709
Duke Energy Corp., 4.50%, 08/15/32 (Call 05/15/32)	2,956	2,722,807
Duke Energy Progress LLC, 3.40%, 04/01/32 (Call 01/01/32)	1,252	1,084,972
Entergy Louisiana LLC, 2.35%, 06/15/32 (Call 03/15/32)	1,035	819,200
Eversource Energy, 3.38%, 03/01/32 (Call 12/01/31)	1,848	1,557,925
Exelon Corp., 3.35%, 03/15/32 (Call 12/15/31)	1,800	1,540,806
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	3,765	3,077,253
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	1,900	1,798,103
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	1,390	1,143,992
4.02%, 11/01/32 (Call 05/01/32)(a)	1,050	940,016
4.15%, 12/15/32 (Call 09/15/32)	1,410	1,270,120
Series C, 8.00%, 03/01/32	816	928,194
NextEra Energy Capital Holdings Inc.
2.44%, 01/15/32 (Call 10/15/31)	2,501	2,010,650
5.00%, 07/15/32 (Call 04/15/32)	2,915	2,804,543
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32 (Call 03/01/32)	950	868,522
4.55%, 09/15/32 (Call 06/15/32)	1,840	1,726,168
7.00%, 05/01/32	1,250	1,365,624
Pacific Gas and Electric Co.
4.40%, 03/01/32 (Call 12/01/31)	1,299	1,166,807
5.90%, 06/15/32 (Call 03/15/32)	1,589	1,569,352
Public Service Co. of Colorado, 4.10%, 06/01/32 (Call 03/01/32)(a)	662	599,679
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	1,563	1,328,891
4.90%, 12/15/32 (Call 09/15/32)	1,003	965,643
Puget Energy Inc., 4.22%, 03/15/32 (Call 12/15/31)	1,226	1,071,880
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	1,489	1,258,712
Southern California Edison Co.
2.75%, 02/01/32 (Call 11/01/31)	1,230	1,006,589
5.95%, 11/01/32 (Call 08/01/32)	2,162	2,199,364
Southern Co. (The), 5.70%, 10/15/32 (Call 04/15/32)	1,422	1,426,254
Tucson Electric Power Co., 3.25%, 05/15/32 (Call 02/15/32)	863	732,999
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)(a)	1,201	944,799
Virginia Electric & Power Co., 2.40%, 03/30/32 (Call 12/30/31)	1,709	1,374,606
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)(a)	1,526	1,455,677
Wisconsin Power and Light Co., 3.95%, 09/01/32 (Call 06/01/32)	1,765	1,581,737
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2032 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Xcel Energy Inc., 4.60%, 06/01/32 (Call 12/01/31)	$1,707	$1,566,024
		64,455,491
Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	1,426	1,385,503
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)(a)	1,420	1,155,229
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	858	806,170
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 12/04/31)(a)	1,743	1,439,992
		4,786,894
Entertainment — 1.8%
Warnermedia Holdings Inc., 4.28%, 03/15/32 (Call 12/15/31)	12,496	10,771,945
Environmental Control — 1.1%
Republic Services Inc., 1.75%, 02/15/32 (Call 11/15/31)	2,133	1,641,307
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	1,689	1,342,723
3.20%, 06/01/32 (Call 03/01/32)(a)	1,160	986,869
Waste Management Inc., 4.15%, 04/15/32 (Call 01/15/32)(a)	2,663	2,471,674
		6,442,573
Food — 1.9%
J.M. Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)	1,221	964,158
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%, 05/15/32 (Call 02/15/32)	2,465	1,951,768
3.63%, 01/15/32 (Call 01/15/27)	2,580	2,149,487
Kraft Heinz Foods Co., 6.75%, 03/15/32(a)	978	1,053,020
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)(a)	1,675	1,293,390
3.00%, 03/17/32 (Call 12/17/31)	2,161	1,819,950
Pilgrim's Pride Corp., 3.50%, 03/01/32 (Call 09/01/26)	2,387	1,970,115
		11,201,888
Forest Products & Paper — 0.3%
Suzano Austria GmbH, 3.13%, 01/15/32 (Call 10/15/31)	2,568	2,061,122
Gas — 0.9%
Atmos Energy Corp., 5.45%, 10/15/32 (Call 07/15/32)(a)	752	753,061
CenterPoint Energy Resources Corp., 4.40%, 07/01/32 (Call 04/01/32)(a)	1,341	1,233,331
ONE Gas Inc., 4.25%, 09/01/32 (Call 06/01/32)(a)	635	586,632
Southern Co. Gas Capital Corp., 5.15%, 09/15/32 (Call 03/15/32)	1,380	1,337,315
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)(a)	1,604	1,426,226
		5,336,565
Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(a)	1,461	1,208,962
Health Care - Products — 1.6%
Baxter International Inc., 2.54%, 02/01/32 (Call 11/01/31)(a)	4,213	3,373,403
GE HealthCare Technologies Inc., 5.91%, 11/22/32 (Call 08/22/32)	4,315	4,407,047
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific Inc., 4.95%, 11/21/32 (Call 08/21/32)	$1,781	$1,729,982
		9,510,432
Health Care - Services — 2.5%
Adventist Health System/West, 5.43%, 03/01/32 (Call 12/01/31)(a)	680	671,009
Elevance Health Inc.
4.10%, 05/15/32 (Call 02/15/32)	1,640	1,486,940
5.50%, 10/15/32 (Call 07/15/32)	1,721	1,713,686
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)	5,091	4,375,506
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)	2,064	1,604,397
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	390	307,666
UnitedHealth Group Inc., 4.20%, 05/15/32 (Call 02/15/32)	3,792	3,497,838
Universal Health Services Inc., 2.65%, 01/15/32 (Call 10/15/31)	1,376	1,093,820
		14,750,862
Home Builders — 0.2%
PulteGroup Inc., 7.88%, 06/15/32(a)	928	1,046,889
Home Furnishings — 0.1%
Whirlpool Corp., 4.70%, 05/14/32 (Call 02/14/32)(a)	939	868,872
Household Products & Wares — 0.7%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	1,125	895,861
Church & Dwight Co. Inc., 5.60%, 11/15/32 (Call 08/15/32)	1,460	1,481,921
Clorox Co. (The), 4.60%, 05/01/32 (Call 02/01/32)(a)	1,739	1,646,861
		4,024,643
Insurance — 3.7%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/32 (Call 06/12/32)	1,454	1,393,735
Assurant Inc., 2.65%, 01/15/32 (Call 10/15/31)	710	567,703
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32 (Call 12/15/31)	2,875	2,456,346
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	1,711	1,521,283
Corebridge Financial Inc., 3.90%, 04/05/32 (Call 01/05/32)	3,881	3,384,230
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)	2,020	1,960,713
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)	875	781,967
Jackson Financial Inc., 5.67%, 06/08/32 (Call 03/08/32)	973	955,914
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	1,112	917,646
Lincoln National Corp., 3.40%, 03/01/32 (Call 12/01/31)	641	535,342
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(a)	1,953	1,743,163
Marsh & McLennan Companies Inc., 5.75%, 11/01/32 (Call 08/01/32)	1,378	1,408,483
MetLife Inc., 6.50%, 12/15/32(a)	1,643	1,763,918
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)	1,482	1,253,779
6.25%, 12/01/32	820	865,640
Prudential Funding Asia PLC, 3.63%, 03/24/32 (Call 12/24/31)(a)	905	794,179
		22,304,041

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2032 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet — 3.0%
Amazon.com Inc.
3.60%, 04/13/32 (Call 01/13/32)	$5,645	$5,094,149
4.70%, 12/01/32 (Call 09/01/32)(a)	5,087	4,939,732
eBay Inc., 6.30%, 11/22/32 (Call 08/22/32)	1,249	1,303,253
Meta Platforms Inc., 3.85%, 08/15/32 (Call 05/15/32)	7,391	6,714,398
		18,051,532
Iron & Steel — 0.7%
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)(a)	2,601	2,707,462
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	1,522	1,297,067
		4,004,529
Leisure Time — 0.2%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)(a)	1,256	1,104,465
Lodging — 0.4%
Marriott International Inc./MD, Series GG, 3.50%, 10/15/32 (Call 07/15/32)	2,784	2,366,493
Machinery — 0.6%
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	1,276	1,025,461
John Deere Capital Corp.
3.90%, 06/07/32	1,391	1,267,470
4.35%, 09/15/32	1,575	1,478,519
		3,771,450
Manufacturing — 0.7%
Carlisle Companies Inc., 2.20%, 03/01/32 (Call 12/01/31)	1,583	1,249,894
Eaton Corp., 4.00%, 11/02/32	1,946	1,781,412
Pentair Finance Sarl, 5.90%, 07/15/32 (Call 04/15/32)	1,055	1,054,228
		4,085,534
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, 02/01/32 (Call 11/01/31)	2,653	1,980,389
Comcast Corp., 5.50%, 11/15/32 (Call 08/15/32)(a)	2,857	2,872,303
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	1,419	1,203,443
Grupo Televisa SAB, 8.50%, 03/11/32(a)	860	962,378
Paramount Global, 4.20%, 05/19/32 (Call 02/19/32)(a)	2,150	1,757,638
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	1,614	1,779,258
		10,555,409
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)	815	722,064
Mining — 0.4%
Newmont Corp., 2.60%, 07/15/32 (Call 04/15/32)	2,659	2,159,140
Oil & Gas — 2.4%
BP Capital Markets America Inc., 2.72%, 01/12/32 (Call 10/12/31)(a)	4,744	3,972,595
Canadian Natural Resources Ltd., 7.20%, 01/15/32	1,055	1,136,522
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)	1,471	1,190,529
ConocoPhillips Co., 5.90%, 10/15/32	1,505	1,572,576
Devon Energy Corp., 7.95%, 04/15/32	790	888,016
Marathon Oil Corp., 6.80%, 03/15/32(a)	1,572	1,652,142
Suncor Energy Inc., 7.15%, 02/01/32	1,444	1,570,344
Valero Energy Corp., 7.50%, 04/15/32	1,877	2,096,556
		14,079,280
Packaging & Containers — 0.6%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,191	1,021,877
Security	Par (000)	Value
Packaging & Containers (continued)
Sonoco Products Co., 2.85%, 02/01/32 (Call 11/01/31)	$1,368	$1,125,118
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	1,297	1,182,025
		3,329,020
Pharmaceuticals — 1.2%
Becton Dickinson and Co., 4.30%, 08/22/32 (Call 05/22/32)	1,470	1,348,653
Bristol-Myers Squibb Co., 2.95%, 03/15/32 (Call 12/15/31)	4,443	3,756,434
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	2,085	2,095,984
		7,201,071
Pipelines — 3.4%
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	1,297	1,096,003
Cheniere Energy Partners LP, 3.25%, 01/31/32 (Call 01/31/27)	3,009	2,509,591
DCP Midstream Operating LP, 3.25%, 02/15/32 (Call 08/15/31)	1,226	1,030,223
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	883	974,994
Kinder Morgan Inc., 7.75%, 01/15/32	2,593	2,869,159
MPLX LP, 4.95%, 09/01/32 (Call 06/01/32)	2,661	2,509,585
ONEOK Inc., 6.10%, 11/15/32 (Call 08/15/32)	1,944	1,972,970
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32 (Call 07/15/26)	2,694	2,367,343
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,057	1,135,554
Williams Companies Inc. (The)
4.65%, 08/15/32 (Call 05/15/32)(a)	2,671	2,494,850
8.75%, 03/15/32	1,123	1,313,298
		20,273,570
Real Estate Investment Trusts — 7.1%
Agree LP, 4.80%, 10/01/32 (Call 07/01/32)	812	746,720
Alexandria Real Estate Equities Inc., 2.00%, 05/18/32 (Call 02/18/32)	2,450	1,867,312
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	1,730	1,479,601
American Tower Corp., 4.05%, 03/15/32 (Call 12/15/31)	1,821	1,627,064
AvalonBay Communities Inc., 2.05%, 01/15/32 (Call 10/15/31)(a)	1,645	1,314,978
Boston Properties LP, 2.55%, 04/01/32 (Call 01/01/32)	2,222	1,700,874
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	1,502	1,194,099
Equinix Inc., 3.90%, 04/15/32 (Call 01/15/32)	3,126	2,760,725
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)	1,746	1,401,473
Extra Space Storage LP, 2.35%, 03/15/32 (Call 12/15/31)	1,764	1,377,305
GLP Capital LP/GLP Financing II Inc., 3.25%, 01/15/32 (Call 10/15/31)	2,076	1,696,145
Healthpeak OP LLC, 5.25%, 12/15/32 (Call 09/15/32)(a)	1,852	1,780,849
Invitation Homes Operating Partnership LP, 4.15%, 04/15/32 (Call 01/15/32)	1,740	1,548,442
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)(a)	1,242	906,999
Kimco Realty OP LLC, 3.20%, 04/01/32 (Call 01/01/32)	1,592	1,330,123
Piedmont Operating Partnership LP, 2.75%, 04/01/32 (Call 01/01/32)	520	366,418
Prologis LP, 2.25%, 01/15/32 (Call 10/15/31)	1,319	1,051,460
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2032 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Realty Income Corp.
2.70%, 02/15/32 (Call 11/15/31)	$828	$672,394
2.85%, 12/15/32 (Call 09/15/32)	1,794	1,447,034
5.63%, 10/13/32 (Call 07/13/32)	1,847	1,834,814
Safehold GL Holdings LLC, 2.85%, 01/15/32 (Call 08/15/31)(a)	708	569,112
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	1,847	1,466,251
2.65%, 02/01/32 (Call 12/01/31)	1,838	1,499,371
Sun Communities Operating LP, 4.20%, 04/15/32 (Call 01/15/32)	1,622	1,421,365
UDR Inc., 2.10%, 08/01/32 (Call 05/01/32)	1,085	821,527
VICI Properties LP, 5.13%, 05/15/32 (Call 02/15/32)	3,779	3,512,707
Welltower OP LLC
2.75%, 01/15/32 (Call 10/15/31)	1,356	1,106,674
3.85%, 06/15/32 (Call 03/15/32)	1,329	1,169,964
Weyerhaeuser Co., 7.38%, 03/15/32(a)	1,699	1,882,102
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	999	780,942
		42,334,844
Retail — 5.4%
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)(a)	1,935	1,669,918
AutoZone Inc., 4.75%, 08/01/32 (Call 05/01/32)	2,080	1,961,667
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	2,657	2,082,222
Dick's Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)(a)	2,059	1,698,923
Dollar General Corp., 5.00%, 11/01/32 (Call 08/01/32)(a)	1,949	1,865,405
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	1,459	1,185,896
Home Depot Inc. (The)
3.25%, 04/15/32 (Call 01/15/32)	3,071	2,670,237
4.50%, 09/15/32 (Call 06/15/32)(a)	2,838	2,715,221
Lowe's Companies Inc., 3.75%, 04/01/32 (Call 01/01/32)	3,925	3,497,172
McDonald's Corp., 4.60%, 09/09/32 (Call 06/09/32)	2,230	2,122,661
O'Reilly Automotive Inc., 4.70%, 06/15/32 (Call 03/15/32)	2,471	2,333,084
Starbucks Corp., 3.00%, 02/14/32 (Call 11/14/31)	2,784	2,365,242
Target Corp.
4.50%, 09/15/32 (Call 06/15/32)(a)	2,880	2,731,265
6.35%, 11/01/32	737	786,180
Walmart Inc., 4.15%, 09/09/32 (Call 06/09/32)(a)	2,665	2,516,384
		32,201,477
Semiconductors — 4.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)(a)	1,527	1,393,535
Analog Devices Inc., 4.25%, 10/01/32 (Call 07/01/32)	370	344,364
Broadcom Inc.
4.15%, 04/15/32 (Call 01/15/32)(b)	3,079	2,774,573
4.30%, 11/15/32 (Call 08/15/32)	5,254	4,783,723
Intel Corp.
4.00%, 12/15/32	1,940	1,747,349
4.15%, 08/05/32 (Call 05/05/32)	3,253	2,968,854
KLA Corp., 4.65%, 07/15/32 (Call 04/15/32)	2,675	2,556,545
Micron Technology Inc., 2.70%, 04/15/32 (Call 01/15/32)	2,713	2,195,480
NXP BV/NXP Funding LLC/NXP USA Inc., 2.65%, 02/15/32 (Call 11/15/31)	2,740	2,215,476
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	3,390	2,594,023
Security	Par (000)	Value
Semiconductors (continued)
4.25%, 05/20/32 (Call 02/20/32)	$1,325	$1,236,073
Texas Instruments Inc., 3.65%, 08/16/32 (Call 05/16/32)	1,323	1,184,271
TSMC Arizona Corp., 4.25%, 04/22/32 (Call 01/22/32)(a)	2,035	1,921,588
		27,915,854
Software — 2.1%
Fidelity National Information Services Inc., 5.10%, 07/15/32 (Call 04/15/32)(a)	2,101	2,037,230
Oracle Corp., 6.25%, 11/09/32 (Call 08/09/32)	5,808	6,026,775
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)(a)	1,459	1,305,704
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	3,253	2,873,008
		12,242,717
Telecommunications — 6.4%
America Movil SAB de CV, 4.70%, 07/21/32 (Call 04/21/32)	2,135	1,995,356
AT&T Inc., 2.25%, 02/01/32 (Call 11/01/31)	6,701	5,290,169
Bell Telephone Co. of Canada or Bell Canada, Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(a)	1,816	1,420,550
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	1,416	1,736,195
Motorola Solutions Inc., 5.60%, 06/01/32 (Call 03/01/32)(a)	1,700	1,690,710
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)	5,195	4,532,829
Sprint Capital Corp., 8.75%, 03/15/32	5,351	6,318,247
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	2,482	2,111,205
T-Mobile USA Inc., 2.70%, 03/15/32 (Call 12/15/31)	2,755	2,247,692
Verizon Communications Inc., 2.36%, 03/15/32 (Call 12/15/31)	11,688	9,318,749
Vodafone Group PLC, 6.25%, 11/30/32(a)	1,423	1,478,919
		38,140,621
Transportation — 1.4%
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	2,058	1,853,800
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)	2,481	2,275,070
Norfolk Southern Corp., 3.00%, 03/15/32 (Call 12/15/31)	1,722	1,453,451
Union Pacific Corp., 2.80%, 02/14/32 (Call 12/15/31)	3,296	2,780,960
		8,363,281
Trucking & Leasing — 0.2%
GATX Corp., 3.50%, 06/01/32 (Call 03/01/32)	1,092	926,606
Water — 0.3%
American Water Capital Corp., 4.45%, 06/01/32 (Call 03/01/32)	2,101	1,963,968
Total Long-Term Investments — 98.5% (Cost: $595,911,592)		586,298,490
	Shares
Short-Term Securities
Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	51,628,953	51,644,441

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2032 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	2,620,000	$2,620,000
Total Short-Term Securities — 9.1% (Cost: $54,266,385)		54,264,441
Total Investments — 107.6% (Cost: $650,177,977)		640,562,931
Liabilities in Excess of Other Assets — (7.6)%		(45,042,031)
Net Assets — 100.0%		$595,520,900

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,621,882	$24,036,149 (a)	$—	$(7,476)	$(6,114)	$51,644,441	51,628,953	$95,284 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,460,000	1,160,000 (a)	—	—	—	2,620,000	2,620,000	43,857	—
				$(7,476)	$(6,114)	$54,264,441		$139,141	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$586,298,490	$—	$586,298,490
Short-Term Securities
Money Market Funds	54,264,441	—	—	54,264,441
	$54,264,441	$586,298,490	$—	$640,562,931
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2033 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 5.38%, 06/15/33 (Call 03/15/33)	$613	$594,421
Aerospace & Defense — 2.2%
Boeing Co. (The), 6.13%, 02/15/33	633	621,544
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)	1,012	994,383
L3Harris Technologies Inc., 5.40%, 07/31/33 (Call 04/30/33)	2,293	2,233,281
Lockheed Martin Corp., 5.25%, 01/15/33 (Call 10/15/32)(a)	1,530	1,527,837
Northrop Grumman Corp., 4.70%, 03/15/33 (Call 12/15/32)	1,754	1,661,901
RTX Corp., 5.15%, 02/27/33 (Call 11/27/32)	1,925	1,868,788
		8,907,734
Agriculture — 2.1%
Altria Group Inc., 6.88%, 11/01/33 (Call 08/01/33)	860	909,177
Archer-Daniels-Midland Co., 4.50%, 08/15/33 (Call 05/15/33)	565	525,377
BAT Capital Corp., 6.42%, 08/02/33 (Call 05/02/33)(a)	2,011	2,066,920
Philip Morris International Inc.
5.38%, 02/15/33 (Call 11/15/32)	3,156	3,092,780
5.63%, 09/07/33 (Call 06/07/33)	1,755	1,744,739
		8,338,993
Apparel — 0.5%
Tapestry Inc., 7.85%, 11/27/33 (Call 08/27/33)	1,760	1,841,113
Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 (Call 08/07/33)	1,995	2,078,030
General Motors Financial Co. Inc., 6.40%, 01/09/33 (Call 10/09/32)	1,625	1,654,778
Toyota Motor Corp., 5.12%, 07/13/33 (Call 04/13/33)(a)	427	435,291
Toyota Motor Credit Corp., 4.70%, 01/12/33	970	926,193
		5,094,292
Auto Parts & Equipment — 0.2%
Magna International Inc., 5.50%, 03/21/33 (Call 12/21/32)(a)	639	637,629
Banks — 5.7%
Banco Santander SA
6.92%, 08/08/33	3,095	3,164,993
6.94%, 11/07/33	2,305	2,467,120
Canadian Imperial Bank of Commerce, 6.09%, 10/03/33 (Call 07/03/33)	1,781	1,812,341
Citigroup Inc.
5.88%, 02/22/33	760	767,656
6.00%, 10/31/33	1,055	1,066,022
Goldman Sachs Group Inc. (The), 6.13%, 02/15/33(a)	1,669	1,738,107
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	1,540	1,380,949
Royal Bank of Canada
5.00%, 02/01/33	2,623	2,526,716
5.00%, 05/02/33	1,440	1,390,109
Sumitomo Mitsui Financial Group Inc.
5.77%, 01/13/33(a)	2,400	2,419,390
5.78%, 07/13/33	1,115	1,122,684
5.81%, 09/14/33(a)	1,490	1,506,772
Westpac Banking Corp., 6.82%, 11/17/33	1,150	1,214,310
		22,577,169
Security	Par (000)	Value
Beverages — 1.5%
Brown-Forman Corp., 4.75%, 04/15/33 (Call 01/15/33)(a)	$1,162	$1,113,021
Constellation Brands Inc., 4.90%, 05/01/33 (Call 02/01/33)	1,121	1,057,651
Diageo Capital PLC
5.50%, 01/24/33 (Call 10/24/32)	1,275	1,283,963
5.63%, 10/05/33 (Call 07/05/33)	1,375	1,399,870
PepsiCo Inc., 4.45%, 02/15/33 (Call 11/15/32)(a)	1,290	1,254,179
		6,108,684
Biotechnology — 2.0%
Amgen Inc.
4.20%, 03/01/33 (Call 12/01/32)	1,325	1,199,658
5.25%, 03/02/33 (Call 12/02/32)	5,999	5,870,199
Gilead Sciences Inc., 5.25%, 10/15/33 (Call 07/15/33)(a)	1,120	1,103,830
		8,173,687
Building Materials — 0.5%
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	1,041	1,034,299
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	1,004	987,613
		2,021,912
Chemicals — 1.9%
Air Products and Chemicals Inc., 4.80%, 03/03/33 (Call 12/03/32)	1,068	1,025,565
Celanese U.S. Holdings LLC, 6.70%, 11/15/33 (Call 08/15/33)	1,605	1,657,504
Dow Chemical Co. (The), 6.30%, 03/15/33 (Call 12/15/32)	928	968,136
Eastman Chemical Co., 5.75%, 03/08/33 (Call 12/08/32)	913	902,775
EIDP Inc., 4.80%, 05/15/33 (Call 02/15/33)	850	808,685
FMC Corp., 5.65%, 05/18/33 (Call 02/18/33)	869	832,111
LYB International Finance III LLC, 5.63%, 05/15/33 (Call 02/15/33)	912	905,694
Mosaic Co. (The), 5.45%, 11/15/33 (Call 05/15/33)	500	483,265
		7,583,735
Commercial Services — 0.5%
S&P Global Inc., 5.25%, 09/15/33 (Call 06/15/33)(b)	1,165	1,154,610
Verisk Analytics Inc., 5.75%, 04/01/33 (Call 01/01/33)	790	796,067
		1,950,677
Computers — 1.9%
Apple Inc., 4.30%, 05/10/33 (Call 02/10/33)(a)	1,263	1,216,502
Booz Allen Hamilton Inc., 5.95%, 08/04/33 (Call 05/04/33)	863	868,719
Dell International LLC/EMC Corp., 5.75%, 02/01/33 (Call 11/01/32)	1,689	1,698,073
HP Inc., 5.50%, 01/15/33 (Call 10/15/32)(a)	1,843	1,815,032
International Business Machines Corp., 4.75%, 02/06/33 (Call 11/06/32)(a)	1,345	1,281,257
Leidos Inc., 5.75%, 03/15/33 (Call 12/15/32)	905	899,588
		7,779,171
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co., 4.60%, 03/01/33 (Call 12/01/32)	681	657,925
Estee Lauder Companies Inc. (The), 4.65%, 05/15/33 (Call 02/15/33)	981	931,103
Kenvue Inc., 4.90%, 03/22/33 (Call 12/22/32)	2,165	2,096,839
Procter & Gamble Co. (The), 4.05%, 01/26/33(a)	1,499	1,402,275

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2033 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp., 5.00%, 12/08/33 (Call 09/08/33)	$1,280	$1,254,168
		6,342,310
Distribution & Wholesale — 0.2%
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)	795	800,126
Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33 (Call 07/29/33)	2,320	1,891,655
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	1,392	1,365,160
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)	946	985,739
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	1,002	1,013,132
Intercontinental Exchange Inc., 4.60%, 03/15/33 (Call 12/15/32)	2,546	2,386,210
Mastercard Inc., 4.85%, 03/09/33 (Call 12/09/32)	1,360	1,330,169
Nomura Holdings Inc.
6.09%, 07/12/33(a)	1,050	1,073,520
6.18%, 01/18/33	1,190	1,222,122
		11,267,707
Electric — 12.7%
AEP Texas Inc., 5.40%, 06/01/33 (Call 03/01/33)	710	683,765
Alabama Power Co., 5.85%, 11/15/33 (Call 05/15/33)	420	428,459
Ameren Illinois Co., 4.95%, 06/01/33 (Call 03/01/33)	838	801,853
American Electric Power Co. Inc., 5.63%, 03/01/33 (Call 12/01/32)	1,442	1,410,607
Arizona Public Service Co., 5.55%, 08/01/33 (Call 05/01/33)	787	771,842
Black Hills Corp., 4.35%, 05/01/33 (Call 02/01/33)	554	489,102
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	1,087	1,043,256
Series K2, 6.95%, 03/15/33	300	331,460
Commonwealth Edison Co., 4.90%, 02/01/33 (Call 11/01/32)	566	543,767
Connecticut Light & Power Co. (The), 4.90%, 07/01/33 (Call 04/01/33)(a)	273	260,644
Consolidated Edison Co. of New York Inc., 5.20%, 03/01/33 (Call 12/01/32)	695	684,985
Constellation Energy Generation LLC, 5.80%, 03/01/33 (Call 12/01/32)	1,015	1,014,404
Consumers Energy Co., 4.63%, 05/15/33 (Call 11/15/32)	1,222	1,147,425
Dominion Energy Inc.
Series E, 6.30%, 03/15/33	415	424,237
Series F, 5.25%, 08/01/33	715	683,097
Dominion Energy South Carolina Inc., 5.30%, 05/15/33	418	407,084
DTE Electric Co., 5.20%, 04/01/33 (Call 01/01/33)	1,119	1,099,513
Duke Energy Carolinas LLC, 4.95%, 01/15/33 (Call 10/15/32)	1,912	1,839,998
Duke Energy Corp., 5.75%, 09/15/33 (Call 06/15/33)	1,062	1,058,029
Duke Energy Florida LLC, 5.88%, 11/15/33 (Call 08/15/33)	900	919,869
Duke Energy Ohio Inc., 5.25%, 04/01/33 (Call 01/01/33)	500	487,413
Duke Energy Progress LLC, 5.25%, 03/15/33 (Call 12/15/32)	685	672,255
Entergy Arkansas LLC
5.15%, 01/15/33 (Call 10/15/32)	524	508,955
Security	Par (000)	Value
Electric (continued)
5.30%, 09/15/33 (Call 06/15/33)	$370	$360,195
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	1,048	932,395
Entergy Mississippi LLC, 5.00%, 09/01/33 (Call 06/01/33)	700	665,902
Evergy Kansas Central Inc., 5.90%, 11/15/33 (Call 08/15/33)	510	517,318
Evergy Metro Inc., 4.95%, 04/15/33 (Call 01/15/33)	330	313,838
Eversource Energy, 5.13%, 05/15/33 (Call 02/15/33)	1,261	1,189,685
Exelon Corp., 5.30%, 03/15/33 (Call 12/15/32)	1,409	1,370,586
Florida Power & Light Co.
4.80%, 05/15/33 (Call 02/15/33)	1,401	1,334,799
5.10%, 04/01/33 (Call 01/01/33)	1,076	1,049,111
Georgia Power Co., 4.95%, 05/17/33 (Call 11/17/32)	1,511	1,438,744
Interstate Power & Light Co., 5.70%, 10/15/33 (Call 07/15/33)	520	516,381
Kentucky Utilities Co., 5.45%, 04/15/33 (Call 01/15/33)	535	531,335
Louisville Gas & Electric Co., 5.45%, 04/15/33 (Call 01/15/33)	598	592,006
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	1,331	1,319,306
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/33 (Call 07/15/32)	1,040	1,053,627
NextEra Energy Capital Holdings Inc., 5.05%, 02/28/33 (Call 11/28/32)	1,542	1,478,403
Ohio Power Co., 5.00%, 06/01/33 (Call 03/01/33)	670	637,219
Oklahoma Gas & Electric Co., 5.40%, 01/15/33 (Call 07/15/32)	746	736,945
Oncor Electric Delivery Co. LLC
5.65%, 11/15/33 (Call 08/15/33)	1,291	1,297,544
7.25%, 01/15/33	384	426,701
Pacific Gas and Electric Co.
6.15%, 01/15/33 (Call 10/15/32)	1,165	1,166,853
6.40%, 06/15/33 (Call 03/15/33)	1,771	1,803,970
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)	869	838,523
PPL Electric Utilities Corp., 5.00%, 05/15/33 (Call 02/15/33)	929	898,002
Public Service Co. of New Hampshire, 5.35%, 10/01/33 (Call 07/01/33)	997	983,711
Public Service Co. of Oklahoma, 5.25%, 01/15/33 (Call 10/15/32)	655	629,950
Public Service Electric & Gas Co.
4.65%, 03/15/33 (Call 12/15/32)	714	673,174
5.20%, 08/01/33 (Call 05/01/33)	810	793,730
Public Service Enterprise Group Inc., 6.13%, 10/15/33 (Call 07/15/33)	652	663,696
Sempra, 5.50%, 08/01/33 (Call 05/01/33)	1,084	1,053,354
Southern Co. (The), 5.20%, 06/15/33 (Call 12/15/32)	1,137	1,095,209
Southwestern Electric Power Co., 5.30%, 04/01/33 (Call 01/01/33)	525	499,653
Virginia Electric & Power Co.
5.00%, 04/01/33 (Call 01/01/33)	1,372	1,307,915
5.30%, 08/15/33 (Call 05/15/33)	674	655,775
Wisconsin Electric Power Co., 5.63%, 05/15/33	395	401,290
Wisconsin Power and Light Co., 4.95%, 04/01/33 (Call 01/01/33)	541	511,420
Xcel Energy Inc., 5.45%, 08/15/33 (Call 02/15/33)	1,138	1,099,636
		50,549,920
Electronics — 0.7%
Honeywell International Inc., 5.00%, 02/15/33 (Call 11/15/32)	1,510	1,481,289
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2033 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	$1,294	$1,312,727
		2,794,016
Engineering & Construction — 0.2%
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	875	861,819
Environmental Control — 1.2%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)	910	715,456
5.00%, 12/15/33 (Call 09/15/33)	895	862,356
Veralto Corp., 5.45%, 09/18/33 (Call 06/18/33)(b)	1,060	1,040,308
Waste Connections Inc., 4.20%, 01/15/33 (Call 10/15/32)	1,292	1,176,377
Waste Management Inc., 4.63%, 02/15/33 (Call 11/15/32)	928	882,436
		4,676,933
Food — 2.5%
General Mills Inc., 4.95%, 03/29/33 (Call 12/29/32)(a)	1,717	1,644,052
Hershey Co. (The), 4.50%, 05/04/33 (Call 02/04/33)	572	546,306
J.M. Smucker Co. (The), 6.20%, 11/15/33 (Call 08/15/33)	1,678	1,734,155
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 5.75%, 04/01/33 (Call 01/01/33)	3,090	2,954,140
Kellanova, 5.25%, 03/01/33 (Call 12/01/32)	786	764,405
McCormick & Co. Inc./MD, 4.95%, 04/15/33 (Call 01/15/33)(a)	934	893,214
Pilgrim's Pride Corp., 6.25%, 07/01/33 (Call 04/01/33)	1,531	1,521,992
		10,058,264
Gas — 1.2%
Atmos Energy Corp., 5.90%, 11/15/33 (Call 08/15/33)(a)	645	661,997
CenterPoint Energy Resources Corp., 5.40%, 03/01/33 (Call 12/01/32)	898	881,817
NiSource Inc., 5.40%, 06/30/33 (Call 03/30/33)	753	732,996
Piedmont Natural Gas Co. Inc., 5.40%, 06/15/33 (Call 03/15/33)	567	554,634
Southern California Gas Co., 5.20%, 06/01/33 (Call 03/01/33)	770	749,345
Southern Co. Gas Capital Corp., 5.75%, 09/15/33 (Call 03/15/33)	840	843,947
Spire Missouri Inc., 4.80%, 02/15/33 (Call 11/15/32)	470	445,612
		4,870,348
Hand & Machine Tools — 0.4%
Regal Rexnord Corp., 6.40%, 04/15/33 (Call 01/15/33)(b)	1,772	1,782,913
Health Care - Products — 0.9%
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	1,788	1,683,841
Thermo Fisher Scientific Inc., 5.09%, 08/10/33 (Call 05/10/33)	1,745	1,703,838
		3,387,679
Health Care - Services — 3.2%
Elevance Health Inc., 4.75%, 02/15/33 (Call 11/15/32)	1,723	1,626,670
HCA Inc., 5.50%, 06/01/33 (Call 03/01/33)	1,967	1,911,566
Humana Inc., 5.88%, 03/01/33 (Call 12/01/32)	1,278	1,277,200
Providence St Joseph Health Obligated Group, 5.40%, 10/01/33 (Call 04/01/33)	693	680,507
Quest Diagnostics Inc., 6.40%, 11/30/33 (Call 08/30/33)(a)	1,290	1,350,253
Security	Par (000)	Value
Health Care - Services (continued)
Sutter Health, 5.16%, 08/15/33 (Call 02/15/33)	$210	$205,111
UnitedHealth Group Inc.
4.50%, 04/15/33 (Call 01/15/33)(a)	2,348	2,199,065
5.35%, 02/15/33 (Call 11/15/32)(a)	2,858	2,848,154
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	560	540,250
		12,638,776
Home Builders — 0.2%
PulteGroup Inc., 6.38%, 05/15/33	697	717,912
Home Furnishings — 0.1%
Whirlpool Corp., 5.50%, 03/01/33 (Call 12/01/32)	587	570,112
Household Products & Wares — 0.2%
Avery Dennison Corp., 5.75%, 03/15/33 (Call 12/15/32)	546	549,619
Kimberly-Clark Corp., 4.50%, 02/16/33 (Call 11/16/32)	411	390,581
		940,200
Insurance — 4.2%
Allstate Corp. (The)
5.25%, 03/30/33 (Call 12/30/32)	1,267	1,235,894
5.35%, 06/01/33(a)	184	180,552
American International Group Inc., 5.13%, 03/27/33 (Call 12/27/32)	1,302	1,249,212
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33 (Call 11/28/32)(a)	1,285	1,250,003
Arthur J Gallagher & Co., 5.50%, 03/02/33 (Call 12/02/32)	460	449,891
Athene Holding Ltd., 6.65%, 02/01/33 (Call 11/01/32)	722	745,176
CNA Financial Corp., 5.50%, 06/15/33 (Call 03/15/33)	795	777,941
Corebridge Financial Inc., 6.05%, 09/15/33 (Call 06/15/33)(b)	863	863,108
Equitable Holdings Inc., 5.59%, 01/11/33 (Call 10/11/32)	805	791,778
Fairfax Financial Holdings Ltd., 6.00%, 12/07/33 (Call 09/07/33)(b)	835	829,947
Marsh & McLennan Companies Inc.
5.40%, 09/15/33 (Call 06/15/33)	805	802,681
5.88%, 08/01/33	413	426,057
MetLife Inc., 5.38%, 07/15/33 (Call 04/15/33)	1,631	1,619,957
Principal Financial Group Inc., 5.38%, 03/15/33 (Call 12/15/32)	730	715,135
Progressive Corp. (The), 4.95%, 06/15/33 (Call 03/15/33)	575	557,970
Prudential Financial Inc., 5.75%, 07/15/33	478	490,912
Reinsurance Group of America Inc., 6.00%, 09/15/33 (Call 06/15/33)	731	734,452
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 (Call 03/05/33)	1,195	1,165,435
Travelers Property Casualty Corp., 6.38%, 03/15/33	735	789,842
Willis North America Inc., 5.35%, 05/15/33 (Call 02/15/33)	1,084	1,041,180
		16,717,123
Internet — 0.6%
Meta Platforms Inc., 4.95%, 05/15/33 (Call 02/15/33)(a)	2,617	2,565,720
Iron & Steel — 0.5%
Vale Overseas Ltd., 6.13%, 06/12/33 (Call 03/12/33)	2,020	1,979,984

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2033 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 0.2%
Marriott International Inc./MD, Series II, 2.75%, 10/15/33 (Call 07/15/33)	$1,153	$907,954
Machinery — 1.2%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	1,667	1,655,799
John Deere Capital Corp., 5.15%, 09/08/33	1,535	1,517,638
Nordson Corp., 5.80%, 09/15/33 (Call 06/15/33)	924	933,121
nVent Finance SARL, 5.65%, 05/15/33 (Call 02/15/33)	550	542,389
		4,648,947
Manufacturing — 0.6%
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	1,848	1,698,883
Textron Inc., 6.10%, 11/15/33 (Call 08/15/33)	680	691,058
		2,389,941
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 04/01/33 (Call 01/01/33)(a)	1,553	1,326,252
Comcast Corp.
4.25%, 01/15/33	2,565	2,346,120
4.65%, 02/15/33 (Call 11/15/32)(a)	1,483	1,403,400
4.80%, 05/15/33 (Call 02/15/33)(a)	1,565	1,490,276
7.05%, 03/15/33	1,205	1,323,639
Fox Corp., 6.50%, 10/13/33 (Call 07/13/33)	1,676	1,719,750
Paramount Global, 5.50%, 05/15/33	508	438,641
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33(a)	1,500	1,622,793
Walt Disney Co. (The), 6.55%, 03/15/33	741	810,127
		12,480,998
Mining — 1.6%
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (Call 11/28/32)	947	907,140
5.25%, 09/08/33 (Call 06/08/33)	2,153	2,110,160
Kinross Gold Corp., 6.25%, 07/15/33 (Call 04/15/33)(b)	837	850,378
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	1,297	1,353,824
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)(a)	1,003	979,830
		6,201,332
Oil & Gas — 3.4%
BP Capital Markets America Inc.
4.81%, 02/13/33 (Call 11/13/32)	3,403	3,254,741
4.89%, 09/11/33 (Call 06/11/33)	2,305	2,215,383
Canadian Natural Resources Ltd., 6.45%, 06/30/33	587	608,651
ConocoPhillips Co., 5.05%, 09/15/33 (Call 06/15/33)	1,637	1,594,187
Diamondback Energy Inc., 6.25%, 03/15/33 (Call 12/15/32)(a)	1,801	1,861,027
Hess Corp., 7.13%, 03/15/33	808	884,772
Ovintiv Inc., 6.25%, 07/15/33 (Call 04/15/33)	998	1,005,650
Patterson-UTI Energy Inc., 7.15%, 10/01/33 (Call 07/01/33)	660	686,700
Phillips 66 Co., 5.30%, 06/30/33 (Call 03/30/33)	1,452	1,410,588
		13,521,699
Oil & Gas Services — 0.1%
Schlumberger Investment SA, 4.85%, 05/15/33 (Call 02/15/33)	525	508,303
Packaging & Containers — 0.6%
Amcor Finance USA Inc., 5.63%, 05/26/33 (Call 02/26/33)	905	898,250
Security	Par (000)	Value
Packaging & Containers (continued)
Packaging Corp. of America, 5.70%, 12/01/33 (Call 09/01/33)	$745	$742,344
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)	1,122	912,750
		2,553,344
Pharmaceuticals — 5.9%
Astrazeneca Finance LLC, 4.88%, 03/03/33 (Call 12/03/32)(a)	964	933,284
Bristol-Myers Squibb Co., 5.90%, 11/15/33 (Call 08/15/33)	1,725	1,778,393
Cigna Group (The), 5.40%, 03/15/33 (Call 12/15/32)	1,392	1,367,360
CVS Health Corp.
5.25%, 02/21/33 (Call 11/21/32)	2,606	2,517,316
5.30%, 06/01/33 (Call 03/01/33)	2,152	2,082,620
Eli Lilly & Co., 4.70%, 02/27/33 (Call 11/27/32)(a)	1,703	1,636,764
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	1,465	1,411,031
4.95%, 05/15/33	890	898,393
McKesson Corp., 5.10%, 07/15/33 (Call 04/15/33)	930	905,879
Merck & Co. Inc.
4.50%, 05/17/33 (Call 02/17/33)(a)	2,170	2,051,382
6.50%, 12/01/33	873	954,244
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33 (Call 02/19/33)	7,291	6,951,729
		23,488,395
Pipelines — 6.7%
Cheniere Energy Partners LP, 5.95%, 06/30/33 (Call 12/30/32)	1,952	1,947,027
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	1,343	1,037,493
5.70%, 03/08/33 (Call 12/08/32)	3,419	3,382,458
Energy Transfer LP
5.75%, 02/15/33 (Call 11/15/32)(a)	2,408	2,384,298
6.55%, 12/01/33 (Call 09/01/33)	2,261	2,354,103
Enterprise Products Operating LLC
5.35%, 01/31/33 (Call 10/31/32)	1,610	1,595,864
Series D, 6.88%, 03/01/33	809	881,049
Kinder Morgan Energy Partners LP, 7.30%, 08/15/33	712	777,915
Kinder Morgan Inc.
4.80%, 02/01/33 (Call 11/01/32)	1,385	1,284,732
5.20%, 06/01/33 (Call 03/01/33)	2,251	2,145,290
MPLX LP, 5.00%, 03/01/33 (Call 12/01/32)	1,779	1,674,941
ONEOK Inc., 6.05%, 09/01/33 (Call 06/01/33)	2,380	2,408,323
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	1,211	1,069,312
6.13%, 03/15/33 (Call 12/15/32)(a)	1,427	1,446,020
Western Midstream Operating LP, 6.15%, 04/01/33 (Call 01/01/33)	1,233	1,231,358
Williams Companies Inc. (The), 5.65%, 03/15/33 (Call 12/15/32)(a)	1,251	1,241,844
		26,862,027
Real Estate Investment Trusts — 5.3%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)	501	381,503
Alexandria Real Estate Equities Inc., 1.88%, 02/01/33 (Call 11/01/32)	1,504	1,104,384
American Tower Corp.
5.55%, 07/15/33 (Call 04/15/33)	1,460	1,428,577
5.65%, 03/15/33 (Call 12/15/32)	1,056	1,040,449
5.90%, 11/15/33 (Call 08/15/33)	1,311	1,316,849
AvalonBay Communities Inc.
5.00%, 02/15/33 (Call 11/15/32)(a)	466	446,246
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2033 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.30%, 12/07/33 (Call 09/07/33)	$625	$609,725
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	1,350	978,786
COPT Defense Properties LP, 2.90%, 12/01/33 (Call 09/01/33)	691	526,545
Crown Castle Inc., 5.10%, 05/01/33 (Call 02/01/33)	1,304	1,231,919
GLP Capital LP/GLP Financing II Inc., 6.75%, 12/01/33 (Call 09/01/33)(a)	625	640,850
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33 (Call 05/15/33)	650	627,837
Kilroy Realty LP, 2.65%, 11/15/33 (Call 08/15/33)	765	546,698
Kimco Realty OP LLC, 4.60%, 02/01/33 (Call 11/01/32)	1,051	961,771
NNN REIT Inc., 5.60%, 10/15/33 (Call 07/15/33)	820	803,991
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)(a)	1,039	813,658
Prologis LP
4.63%, 01/15/33 (Call 10/15/32)	905	848,884
4.75%, 06/15/33 (Call 03/15/33)	1,096	1,033,800
Public Storage Operating Co., 5.10%, 08/01/33 (Call 05/01/33)	1,039	1,007,442
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)(a)	440	322,171
4.90%, 07/15/33 (Call 04/15/33)	987	925,767
Simon Property Group LP, 5.50%, 03/08/33 (Call 12/08/32)(a)	984	971,332
Sun Communities Operating LP, 5.70%, 01/15/33 (Call 10/15/32)	721	697,905
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	496	366,326
2.10%, 06/15/33 (Call 03/15/33)(a)	380	279,294
Weyerhaeuser Co., 3.38%, 03/09/33 (Call 12/09/32)	822	692,509
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	645	479,457
		21,084,675
Retail — 3.6%
AutoZone Inc.
4.75%, 02/01/33 (Call 11/01/32)	736	690,079
5.20%, 08/01/33 (Call 05/01/33)(a)	450	437,127
6.55%, 11/01/33 (Call 08/01/33)	863	916,021
Darden Restaurants Inc., 6.30%, 10/10/33 (Call 07/10/33)	880	891,919
Dollar General Corp., 5.45%, 07/05/33 (Call 04/05/33)	1,507	1,475,188
Genuine Parts Co., 6.88%, 11/01/33 (Call 08/01/33)(a)	650	697,466
Lowe's Companies Inc.
5.00%, 04/15/33 (Call 01/15/33)(a)	1,900	1,835,438
5.15%, 07/01/33 (Call 04/01/33)(a)	1,536	1,500,142
McDonald's Corp., 4.95%, 08/14/33 (Call 05/14/33)(a)	1,089	1,052,426
Starbucks Corp., 4.80%, 02/15/33 (Call 11/15/32)	819	785,488
Target Corp., 4.40%, 01/15/33 (Call 10/15/32)	880	832,552
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)	1,249	1,220,956
Walmart Inc., 4.10%, 04/15/33 (Call 01/15/33)(a)	2,138	1,996,856
		14,331,658
Semiconductors — 3.9%
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(b)	2,634	2,071,918
3.42%, 04/15/33 (Call 01/15/33)(b)	3,285	2,759,018
Intel Corp., 5.20%, 02/10/33 (Call 11/10/32)(a)	3,087	3,013,539
Marvell Technology Inc., 5.95%, 09/15/33 (Call 06/15/33)	789	793,046
Security	Par (000)	Value
Semiconductors (continued)
Micron Technology Inc.
5.88%, 02/09/33 (Call 11/09/32)	$1,168	$1,171,919
5.88%, 09/15/33 (Call 06/15/33)	1,504	1,509,764
NXP BV/NXP Funding LLC/NXP USA Inc., 5.00%, 01/15/33 (Call 10/15/32)	1,485	1,407,909
QUALCOMM Inc., 5.40%, 05/20/33 (Call 02/20/33)(a)	1,081	1,094,602
Texas Instruments Inc., 4.90%, 03/14/33 (Call 12/14/32)	1,603	1,568,037
		15,389,752
Software — 2.1%
Concentrix Corp., 6.85%, 08/02/33 (Call 05/02/33)	896	864,435
Fiserv Inc.
5.60%, 03/02/33 (Call 12/02/32)	1,358	1,345,064
5.63%, 08/21/33 (Call 05/21/33)(a)	2,079	2,063,591
Intuit Inc., 5.20%, 09/15/33 (Call 06/15/33)	1,970	1,944,779
Oracle Corp., 4.90%, 02/06/33 (Call 11/06/32)	2,325	2,201,839
		8,419,708
Telecommunications — 4.2%
AT&T Inc., 2.55%, 12/01/33 (Call 09/01/33)	5,705	4,404,749
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/33 (Call 02/11/33)(a)	1,484	1,423,984
T-Mobile USA Inc.
5.05%, 07/15/33 (Call 04/15/33)	4,086	3,916,107
5.20%, 01/15/33 (Call 10/15/32)	2,031	1,969,707
Verizon Communications Inc.
4.50%, 08/10/33	3,302	3,048,740
5.05%, 05/09/33 (Call 02/09/33)	1,538	1,487,202
6.40%, 09/15/33	550	581,928
		16,832,417
Transportation — 1.4%
Canadian National Railway Co., 5.85%, 11/01/33 (Call 08/01/33)	415	430,319
CSX Corp., 5.20%, 11/15/33 (Call 08/15/33)	948	934,840
Norfolk Southern Corp., 4.45%, 03/01/33 (Call 12/01/32)	748	696,747
Ryder System Inc., 6.60%, 12/01/33 (Call 09/01/33)(a)	970	1,018,026
Union Pacific Corp., 4.50%, 01/20/33 (Call 10/20/32)(a)	1,379	1,303,881
United Parcel Service Inc., 4.88%, 03/03/33 (Call 12/03/32)(a)	1,413	1,369,373
		5,753,186
Trucking & Leasing — 0.3%
GATX Corp.
4.90%, 03/15/33 (Call 12/15/32)	561	522,919
5.45%, 09/15/33 (Call 06/15/33)	680	653,555
		1,176,474
Total Long-Term Investments — 98.1% (Cost: $397,223,922)		391,681,889
	Shares
Short-Term Securities
Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	39,151,905	39,163,650

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2033 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	1,450,000	$1,450,000
Total Short-Term Securities — 10.2% (Cost: $40,616,765)		40,613,650
Total Investments — 108.3% (Cost: $437,840,687)		432,295,539
Liabilities in Excess of Other Assets — (8.3)%		(33,044,454)
Net Assets — 100.0%		$399,251,085

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,334,801	$33,835,347 (a)	$—	$(3,184)	$(3,314)	$39,163,650	39,151,905	$56,584 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	320,000	1,130,000 (a)	—	—	—	1,450,000	1,450,000	28,562	—
				$(3,184)	$(3,314)	$40,613,650		$85,146	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$391,681,889	$—	$391,681,889
Short-Term Securities
Money Market Funds	40,613,650	—	—	40,613,650
	$40,613,650	$391,681,889	$—	$432,295,539
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,652,176,030	$2,585,521,424	$2,536,934,742	$2,257,362,038
Investments, at value—affiliated(c)	147,242,211	133,228,970	84,370,475	92,695,667
Cash	—	6,158	12,501	5,435
Receivables:
Investments sold	1,049,253	—	—	13,772,749
Securities lending income—affiliated	34,767	28,841	10,716	25,353
Capital shares sold	—	127,047	—	2,697,545
Dividends—affiliated	113,226	46,640	140,647	16,587
Interest— unaffiliated	25,144,273	23,783,604	22,604,892	22,640,622
Total assets	2,825,759,760	2,742,742,684	2,644,073,973	2,389,215,996
LIABILITIES
Bank overdraft	246,251	—	—	—
Collateral on securities loaned, at value	129,245,393	119,386,630	51,198,577	90,288,178
Payables:
Investments purchased	50,127,931	6,112,993	—	9,269,589
Capital shares redeemed	484,699	43,424	—	—
Investment advisory fees	216,863	213,902	206,872	184,396
Total liabilities	180,321,137	125,756,949	51,405,449	99,742,163
Commitments and contingent liabilities
NET ASSETS	$2,645,438,623	$2,616,985,735	$2,592,668,524	$2,289,473,833
NET ASSETS CONSIST OF
Paid-in capital	$2,658,474,559	$2,671,487,168	$2,674,223,456	$2,364,454,166
Accumulated loss	(13,035,936)	(54,501,433)	(81,554,932)	(74,980,333)
NET ASSETS	$2,645,438,623	$2,616,985,735	$2,592,668,524	$2,289,473,833
NET ASSET VALUE
Shares outstanding	105,500,000	105,750,000	109,500,000	97,350,000
Net asset value	$25.08	$24.75	$23.68	$23.52
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,664,223,085	$2,633,351,822	$2,601,921,493	$2,318,854,785
(b) Securities loaned, at value	$125,834,061	$116,027,779	$50,344,871	$87,267,877
(c) Investments, at cost—affiliated	$147,187,987	$133,182,599	$84,344,739	$92,673,381
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,762,345,831	$1,284,329,452	$897,461,959	$777,600,181
Investments, at value—affiliated(c)	93,651,118	99,722,783	56,193,401	56,506,818
Cash	34,152	1,858	12,821	6,120
Receivables:
Investments sold	449,422	9,371,933	3,453,820	7,547,755
Securities lending income—affiliated	15,467	16,065	10,487	9,449
Capital shares sold	26,480	3,402,336	13,245	—
Dividends—affiliated	25,469	20,687	5,823	9,790
Interest— unaffiliated	19,902,584	13,754,507	8,638,024	6,828,167
Total assets	1,876,450,523	1,410,619,621	965,789,580	848,508,280
LIABILITIES
Collateral on securities loaned, at value	85,844,564	94,645,069	55,173,160	55,017,519
Payables:
Investments purchased	26,480	9,878,005	—	5,057,037
Investment advisory fees	143,570	104,280	70,542	63,896
Total liabilities	86,014,614	104,627,354	55,243,702	60,138,452
Commitments and contingent liabilities
NET ASSETS	$1,790,435,909	$1,305,992,267	$910,545,878	$788,369,828
NET ASSETS CONSIST OF
Paid-in capital	$1,842,096,915	$1,344,432,464	$939,386,408	$806,880,221
Accumulated loss	(51,661,006)	(38,440,197)	(28,840,530)	(18,510,393)
NET ASSETS	$1,790,435,909	$1,305,992,267	$910,545,878	$788,369,828
NET ASSET VALUE
Shares outstanding	73,200,000	58,450,000	43,650,000	39,600,000
Net asset value	$24.46	$22.34	$20.86	$19.91
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$1,801,355,280	$1,311,461,728	$924,844,790	$793,411,927
(b) Securities loaned, at value	$83,731,913	$91,480,334	$53,318,744	$53,110,208
(c) Investments, at cost—affiliated	$93,637,099	$99,713,756	$56,186,936	$56,501,553
See notes to financial statements.
Financial Statements

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares iBonds Dec 2032 Term Corporate ETF	iShares iBonds Dec 2033 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$586,298,490	$391,681,889
Investments, at value—affiliated(c)	54,264,441	40,613,650
Cash	11,050	391
Receivables:
Investments sold	11,786	640,206
Securities lending income—affiliated	13,207	9,213
Capital shares sold	374,353	31,320
Dividends—affiliated	9,327	5,311
Interest— unaffiliated	6,589,813	5,496,331
Total assets	647,572,467	438,478,311
LIABILITIES
Collateral on securities loaned, at value	51,656,517	39,169,965
Payables:
Investments purchased	349,430	25,552
Investment advisory fees	45,620	31,709
Total liabilities	52,051,567	39,227,226
Commitments and contingent liabilities
NET ASSETS	$595,520,900	$399,251,085
NET ASSETS CONSIST OF
Paid-in capital	$601,933,018	$402,554,533
Accumulated loss	(6,412,118)	(3,303,448)
NET ASSETS	$595,520,900	$399,251,085
NET ASSET VALUE
Shares outstanding	24,750,000	16,200,000
Net asset value	$24.06	$24.65
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$595,911,592	$397,223,922
(b) Securities loaned, at value	$49,644,202	$37,533,928
(c) Investments, at cost—affiliated	$54,266,385	$40,616,765
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF
INVESTMENT INCOME
Dividends—affiliated	$487,161	$284,329	$472,381	$109,700
Interest—unaffiliated	49,694,077	47,109,339	46,318,394	43,389,587
Securities lending income—affiliated—net	333,587	192,933	93,121	224,854
Other income—unaffiliated	—	—	—	2,320
Total investment income	50,514,825	47,586,601	46,883,896	43,726,461
EXPENSES
Investment advisory	1,340,985	1,228,926	1,120,924	981,888
Total expenses	1,340,985	1,228,926	1,120,924	981,888
Less:
Investment advisory fees waived	(8,223)	(4,805)	(7,971)	(1,867)
Total expenses after fees waived	1,332,762	1,224,121	1,112,953	980,021
Net investment income	49,182,063	46,362,480	45,770,943	42,746,440
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(698,235)	(1,995,099)	(5,998,298)	(7,470,512)
Investments—affiliated	13,611	(10,302)	(8,898)	(775)
In-kind redemptions—unaffiliated(a)	160,112	185,782	417,227	79,636
	(524,512)	(1,819,619)	(5,589,969)	(7,391,651)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	31,235,558	33,176,005	32,047,977	35,306,033
Investments—affiliated	(20,729)	(12,093)	(7,317)	(15,412)
	31,214,829	33,163,912	32,040,660	35,290,621
Net realized and unrealized gain	30,690,317	31,344,293	26,450,691	27,898,970
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,872,380	$77,706,773	$72,221,634	$70,645,410
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF
INVESTMENT INCOME
Dividends—affiliated	$133,227	$84,362	$50,952	$58,327
Interest—unaffiliated	37,142,889	25,333,589	18,064,467	17,569,428
Securities lending income—affiliated—net	117,562	115,072	69,850	77,231
Other income—unaffiliated	846	—	—	1,300
Total investment income	37,394,524	25,533,023	18,185,269	17,706,286
EXPENSES
Investment advisory	763,172	512,284	365,030	334,835
Total expenses	763,172	512,284	365,030	334,835
Less:
Investment advisory fees waived	(2,247)	(1,428)	(865)	(991)
Total expenses after fees waived	760,925	510,856	364,165	333,844
Net investment income	36,633,599	25,022,167	17,821,104	17,372,442
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(330,712)	(8,406,722)	(628,100)	(3,918,868)
Investments—affiliated	(6,942)	(10,959)	(3,651)	(6,823)
In-kind redemptions—unaffiliated(a)	281,328	118,891	2,314,489	484,387
	(56,326)	(8,298,790)	1,682,738	(3,441,304)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	22,941,620	22,447,645	17,136,161	23,827,716
Investments—affiliated	(8,298)	(8,477)	(4,713)	(3,766)
	22,933,322	22,439,168	17,131,448	23,823,950
Net realized and unrealized gain	22,876,996	14,140,378	18,814,186	20,382,646
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,510,595	$39,162,545	$36,635,290	$37,755,088
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

	iShares iBonds Dec 2032 Term Corporate ETF	iShares iBonds Dec 2033 Term Corporate ETF
INVESTMENT INCOME
Dividends—affiliated	$43,857	$28,562
Interest—unaffiliated	12,098,876	7,095,261
Securities lending income—affiliated—net	95,284	56,584
Total investment income	12,238,017	7,180,407
EXPENSES
Investment advisory	226,202	131,041
Total expenses	226,202	131,041
Less:
Investment advisory fees waived	(741)	(482)
Total expenses after fees waived	225,461	130,559
Net investment income	12,012,556	7,049,848
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(136,879)	(85,688)
Investments—affiliated	(7,476)	(3,184)
In-kind redemptions—unaffiliated(a)	1,041,240	547,004
	896,885	458,132
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	7,838,890	(2,383,108)
Investments—affiliated	(6,114)	(3,314)
	7,832,776	(2,386,422)
Net realized and unrealized gain (loss)	8,729,661	(1,928,290)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,742,217	$5,121,558
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	iShares iBonds Dec 2024 Term Corporate ETF		iShares iBonds Dec 2025 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$49,182,063	$69,367,917	$46,362,480	$61,253,265
Net realized loss	(524,512)	(3,614,763)	(1,819,619)	(6,681,694)
Net change in unrealized appreciation (depreciation)	31,214,829	46,677,895	33,163,912	25,370,555
Net increase in net assets resulting from operations	79,872,380	112,431,049	77,706,773	79,942,126
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(46,420,161)(b)	(66,737,959)	(44,491,531)(b)	(58,333,438)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(12,093,479)	624,312,797	388,500,673	694,968,959
NET ASSETS
Total increase in net assets	21,358,740	670,005,887	421,715,915	716,577,647
Beginning of period	2,624,079,883	1,954,073,996	2,195,269,820	1,478,692,173
End of period	$2,645,438,623	$2,624,079,883	$2,616,985,735	$2,195,269,820

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2026 Term Corporate ETF		iShares iBonds Dec 2027 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$45,770,943	$52,651,385	$42,746,440	$49,839,862
Net realized loss	(5,589,969)	(14,648,790)	(7,391,651)	(4,675,926)
Net change in unrealized appreciation (depreciation)	32,040,660	24,327,048	35,290,621	(5,540,115)
Net increase in net assets resulting from operations	72,221,634	62,329,643	70,645,410	39,623,821
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(42,396,541)(b)	(50,052,879)	(39,613,938)(b)	(47,212,203)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	757,927,326	556,180,725	753,263,611	630,909,082
NET ASSETS
Total increase in net assets	787,752,419	568,457,489	784,295,083	623,320,700
Beginning of period	1,804,916,105	1,236,458,616	1,505,178,750	881,858,050
End of period	$2,592,668,524	$1,804,916,105	$2,289,473,833	$1,505,178,750

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2028 Term Corporate ETF		iShares iBonds Dec 2029 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$36,633,599	$34,421,769	$25,022,167	$22,462,347
Net realized loss	(56,326)	(13,630,236)	(8,298,790)	(4,530,539)
Net change in unrealized appreciation (depreciation)	22,933,322	720,852	22,439,168	(12,616,219)
Net increase in net assets resulting from operations	59,510,595	21,512,385	39,162,545	5,315,589
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(33,939,927)(b)	(31,724,298)	(22,392,171)(b)	(20,705,841)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	607,240,394	614,743,606	572,897,487	448,878,217
NET ASSETS
Total increase in net assets	632,811,062	604,531,693	589,667,861	433,487,965
Beginning of period	1,157,624,847	553,093,154	716,324,406	282,836,441
End of period	$1,790,435,909	$1,157,624,847	$1,305,992,267	$716,324,406

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2030 Term Corporate ETF		iShares iBonds Dec 2031 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,821,104	$13,825,256	$17,372,442	$14,591,119
Net realized gain (loss)	1,682,738	(5,544,406)	(3,441,304)	(2,137,525)
Net change in unrealized appreciation (depreciation)	17,131,448	(12,235,976)	23,823,950	(25,490,560)
Net increase (decrease) in net assets resulting from operations	36,635,290	(3,955,126)	37,755,088	(13,036,966)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(16,226,163)(b)	(12,451,233)	(15,893,122)(b)	(12,996,118)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	395,928,729	325,427,092	290,936,349	398,341,179
NET ASSETS
Total increase in net assets	416,337,856	309,020,733	312,798,315	372,308,095
Beginning of period	494,208,022	185,187,289	475,571,513	103,263,418
End of period	$910,545,878	$494,208,022	$788,369,828	$475,571,513

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2032 Term Corporate ETF		iShares iBonds Dec 2033 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Period From 06/21/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$12,012,556	$6,170,676	$7,049,848	$632,194
Net realized gain (loss)	896,885	(214,450)	458,132	(14,372)
Net change in unrealized appreciation (depreciation)	7,832,776	(16,243,347)	(2,386,422)	(3,158,726)
Net increase (decrease) in net assets resulting from operations	20,742,217	(10,287,121)	5,121,558	(2,540,904)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(10,580,657)(c)	(5,124,734)	(5,570,788)(c)	(313,314)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	340,845,391	243,564,900	321,468,985	81,085,548
NET ASSETS
Total increase in net assets	351,006,951	228,153,045	321,019,755	78,231,330
Beginning of period	244,513,949	16,360,904	78,231,330	—
End of period	$595,520,900	$244,513,949	$399,251,085	$78,231,330

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$24.77	$24.27	$26.09	$26.37	$25.71	$23.84
Net investment income(a)	0.45	0.72	0.48	0.49	0.70	0.84
Net realized and unrealized gain (loss)(b)	0.29	0.48	(1.83)	(0.25)	0.67	1.85
Net increase (decrease) from investment operations	0.74	1.20	(1.35)	0.24	1.37	2.69
Distributions from net investment income(c)	(0.43)(d)	(0.70)	(0.47)	(0.52)	(0.71)	(0.82)
Net asset value, end of period	$25.08	$24.77	$24.27	$26.09	$26.37	$25.71
Total Return(e)
Based on net asset value	3.01%(f)	4.97%	(5.22)%	0.90%	5.44%	11.48%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	3.67%(h)	2.93%	1.90%	1.88%	2.69%	3.37%
Supplemental Data
Net assets, end of period (000)	$2,645,439	$2,624,080	$1,954,074	$1,504,316	$1,034,878	$649,122
Portfolio turnover rate(i)	0%(j)	4%	9%	9%	8%	14%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$24.39	$24.04	$26.64	$27.05	$25.95	$23.62
Net investment income(a)	0.46	0.78	0.51	0.52	0.71	0.85
Net realized and unrealized gain (loss)(b)	0.35	0.32	(2.57)	(0.38)	1.11	2.32
Net increase (decrease) from investment operations	0.81	1.10	(2.06)	0.14	1.82	3.17
Distributions(c)
From net investment income	(0.45)(d)	(0.75)	(0.50)	(0.53)	(0.72)	(0.84)
From net realized gain	—	—	(0.04)	(0.02)	—	—
Total distributions	(0.45)	(0.75)	(0.54)	(0.55)	(0.72)	(0.84)
Net asset value, end of period	$24.75	$24.39	$24.04	$26.64	$27.05	$25.95
Total Return(e)
Based on net asset value	3.33%(f)	4.61%	(7.80)%	0.51%	7.16%	13.68%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	3.77%(h)	3.20%	2.04%	1.92%	2.70%	3.42%
Supplemental Data
Net assets, end of period (000)	$2,616,986	$2,195,270	$1,478,692	$1,256,130	$845,365	$508,532
Portfolio turnover rate(i)	2%	5%	11%	8%	14%	6%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$23.26	$22.92	$26.22	$26.72	$25.50	$22.94
Net investment income(a)	0.48	0.79	0.55	0.57	0.74	0.86
Net realized and unrealized gain (loss)(b)	0.40	0.31	(3.32)	(0.49)	1.22	2.54
Net increase (decrease) from investment operations	0.88	1.10	(2.77)	0.08	1.96	3.40
Distributions from net investment income(c)	(0.46)(d)	(0.76)	(0.53)	(0.58)	(0.74)	(0.84)
Net asset value, end of period	$23.68	$23.26	$22.92	$26.22	$26.72	$25.50
Total Return(e)
Based on net asset value	3.79%(f)	4.82%	(10.69)%	0.29%	7.84%	15.11%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.08%(h)	3.39%	2.26%	2.14%	2.84%	3.53%
Supplemental Data
Net assets, end of period (000)	$2,592,669	$1,804,916	$1,236,459	$861,418	$551,858	$368,465
Portfolio turnover rate(i)	5%	9%	5%	7%	5%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$22.96	$22.82	$26.68	$27.00	$25.94	$23.18
Net investment income(a)	0.51	0.91	0.67	0.59	0.77	0.89
Net realized and unrealized gain (loss)(b)	0.54	0.10	(3.92)	(0.30)	1.07	2.75
Net increase (decrease) from investment operations	1.05	1.01	(3.25)	0.29	1.84	3.64
Distributions from net investment income(c)	(0.49)(d)	(0.87)	(0.61)	(0.61)	(0.78)	(0.88)
Net asset value, end of period	$23.52	$22.96	$22.82	$26.68	$27.00	$25.94
Total Return(e)
Based on net asset value	4.57%(f)	4.45%	(12.31)%	1.01%	7.21%	16.00%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.35%(h)	3.88%	2.73%	2.18%	2.94%	3.60%
Supplemental Data
Net assets, end of period (000)	$2,289,474	$1,505,179	$881,858	$522,869	$337,505	$250,336
Portfolio turnover rate(i)	6%	5%	10%	4%	10%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$23.79	$23.64	$28.52	$28.91	$27.76	$24.77
Net investment income(a)	0.59	1.04	0.79	0.71	0.86	1.01
Net realized and unrealized gain (loss)(b)	0.65	0.09	(4.94)	(0.38)	1.13	3.06
Net increase (decrease) from investment operations	1.24	1.13	(4.15)	0.33	1.99	4.07
Distributions(c)
Distributions from net investment income	(0.57)(d)	(0.98)	(0.73)	(0.72)	(0.84)	(1.08)
From net realized gain	—	—	—	—	(0.00)(e)	—
Total distributions	(0.57)	(0.98)	(0.73)	(0.72)	(0.84)	(1.08)
Net asset value, end of period	$24.46	$23.79	$23.64	$28.52	$28.91	$27.76
Total Return(f)
Based on net asset value	5.19%(g)	4.79%	(14.77)%	1.09%	7.33%	16.87%
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.80%(i)	4.27%	3.08%	2.45%	3.04%	3.79%
Supplemental Data
Net assets, end of period (000)	$1,790,436	$1,157,625	$553,093	$305,120	$206,673	$112,437
Portfolio turnover rate(j)	0%(k)	18%	8%	10%	7%	6%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Rounds to less than $0.01.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 09/17/19(a) to 10/31/19
Net asset value, beginning of period	$21.58	$21.59	$26.48	$26.88	$25.53	$25.00
Net investment income(b)	0.55	0.99	0.75	0.61	0.70	0.09
Net realized and unrealized gain (loss)(c)	0.73	(0.06)	(4.98)	(0.40)	1.35	0.44
Net increase (decrease) from investment operations	1.28	0.93	(4.23)	0.21	2.05	0.53
Distributions from net investment income(d)	(0.52)(e)	(0.94)	(0.66)	(0.61)	(0.70)	—
Net asset value, end of period	$22.34	$21.58	$21.59	$26.48	$26.88	$25.53
Total Return(f)
Based on net asset value	5.95%(g)	4.23%	(16.19)%	0.78%	8.17%	2.12%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%(i)
Net investment income	4.88%(i)	4.45%	3.20%	2.28%	2.69%	2.84%(i)
Supplemental Data
Net assets, end of period (000)	$1,305,992	$716,324	$282,836	$141,681	$84,656	$17,872
Portfolio turnover rate(j)	14%	6%	12%	4%	9%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 06/23/20(a) to 10/31/20
Net asset value, beginning of period	$19.97	$20.13	$25.16	$25.56	$25.17
Net investment income(b)	0.51	0.90	0.62	0.51	0.18
Net realized and unrealized gain (loss)(c)	0.87	(0.24)	(5.08)	(0.42)	0.33
Net increase (decrease) from investment operations	1.38	0.66	(4.46)	0.09	0.51
Distributions from net investment income(d)	(0.49)(e)	(0.82)	(0.57)	(0.49)	(0.12)
Net asset value, end of period	$20.86	$19.97	$20.13	$25.16	$25.56
Total Return(f)
Based on net asset value	6.94%(g)	3.17%	(17.98)%	0.36%	2.03%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%	0.10%	0.10%	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%	0.10%	0.10%(i)
Net investment income	4.88%(i)	4.29%	2.74%	2.01%	1.93%(i)
Supplemental Data
Net assets, end of period (000)	$910,546	$494,208	$185,187	$139,655	$35,783
Portfolio turnover rate(j)	1%	9%	7%	4%	4%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Period From 06/22/21(a) to 10/31/21
Net asset value, beginning of period	$18.91	$19.30	$24.89	$25.00
Net investment income(b)	0.52	0.98	0.79	0.20
Net realized and unrealized gain (loss)(c)	0.98	(0.45)	(5.75)	(0.17)
Net increase (decrease) from investment operations	1.50	0.53	(4.96)	0.03
Distributions from net investment income(d)	(0.50)(e)	(0.92)	(0.63)	(0.14)
Net asset value, end of period	$19.91	$18.91	$19.30	$24.89
Total Return(f)
Based on net asset value	7.92%(g)	2.58%	(20.24)%	0.16%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%	0.10%	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%	0.10%(i)
Net investment income	5.19%(i)	4.92%	3.72%	2.21%(i)
Supplemental Data
Net assets, end of period (000)	$788,370	$475,572	$103,263	$16,181
Portfolio turnover rate(j)	10%	4%	5%	15%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2032 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period From 06/28/22(a) to 10/31/22
Net asset value, beginning of period	$22.85	$23.37	$24.98
Net investment income(b)	0.65	1.26	0.42
Net realized and unrealized gain (loss)(c)	1.17	(0.63)	(1.74)
Net increase (decrease) from investment operations	1.82	0.63	(1.32)
Distributions from net investment income(d)	(0.61)(e)	(1.15)	(0.29)
Net asset value, end of period	$24.06	$22.85	$23.37
Total Return(f)
Based on net asset value	7.95%(g)	2.49%	(5.34)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%(i)
Net investment income	5.31%(i)	5.22%	4.97%(i)
Supplemental Data
Net assets, end of period (000)	$595,521	$244,514	$16,361
Portfolio turnover rate(j)	0%(k)	4%	4%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2033 Term Corporate ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 06/21/23(a) to 10/31/23
Net asset value, beginning of period	$23.35	$25.00
Net investment income(b)	0.67	0.48
Net realized and unrealized gain (loss)(c)	1.23	(1.85)
Net increase (decrease) from investment operations	1.90	(1.37)
Distributions from net investment income(d)	(0.60)(e)	(0.28)
Net asset value, end of period	$24.65	$23.35
Total Return(f)
Based on net asset value	8.07%(g)	(5.52)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%(i)
Net investment income	5.38%(i)	5.43%(i)
Supplemental Data
Net assets, end of period (000)	$399,251	$78,231
Portfolio turnover rate(j)	1%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Dec 2024 Term Corporate	Diversified
iBonds Dec 2025 Term Corporate	Diversified
iBonds Dec 2026 Term Corporate	Diversified
iBonds Dec 2027 Term Corporate	Diversified
iBonds Dec 2028 Term Corporate	Diversified
iBonds Dec 2029 Term Corporate	Diversified
iBonds Dec 2030 Term Corporate	Diversified
iBonds Dec 2031 Term Corporate	Non-diversified
iBonds Dec 2032 Term Corporate	Non-diversified
iBonds Dec 2033 Term Corporate	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2024 Term Corporate
Barclays Bank PLC	$1,752,057	$(1,752,057)	$—	$—
Barclays Capital, Inc.	382,920	(319,607)	—	63,313(b)
BMO Capital Markets Corp.	2,083,370	(2,083,370)	—	—
BofA Securities, Inc.	3,092,370	(3,092,370)	—	—
Citigroup Global Markets, Inc.	6,261,814	(6,261,814)	—	—
Deutsche Bank Securities, Inc.	2,840,659	(2,840,659)	—	—
Goldman Sachs & Co. LLC	43,252,437	(43,043,025)	—	209,412(b)
HSBC Securities (USA), Inc.	5,861,800	(5,861,800)	—	—
J.P. Morgan Securities LLC	15,562,986	(15,562,986)	—	—
Morgan Stanley	31,130,506	(31,130,506)	—	—
Pershing LLC	9,117,892	(9,117,892)	—	—
RBC Capital Markets LLC	299,309	(299,309)	—	—
Scotia Capital (USA), Inc.	1,491,257	(1,491,257)	—	—
Toronto-Dominion Bank	1,035,887	(1,035,887)	—	—
Wells Fargo Bank N.A.	1,137,432	(1,137,432)	—	—
Wells Fargo Securities LLC	531,365	(531,365)	—	—
	$125,834,061	$(125,561,336)	$—	$272,725
iBonds Dec 2025 Term Corporate
Barclays Bank PLC	$8,299,126	$(8,299,126)	$—	$—
BNP Paribas SA	8,785,364	(8,785,364)	—	—
BofA Securities, Inc.	17,358,992	(17,358,992)	—	—
Citigroup Global Markets, Inc.	1,194,862	(1,194,862)	—	—
Deutsche Bank Securities, Inc.	866,498	(866,498)	—	—
Goldman Sachs & Co. LLC	8,606,089	(8,606,089)	—	—
HSBC Securities (USA), Inc.	299,396	(299,396)	—	—
J.P. Morgan Securities LLC	29,978,227	(29,978,227)	—	—
Jefferies LLC	1,944,478	(1,944,478)	—	—
Morgan Stanley	26,746,995	(26,746,995)	—	—
Pershing LLC	3,363,801	(3,363,801)	—	—
UBS Securities LLC	112,901	(112,901)	—	—
Wells Fargo Bank N.A.	1,839,466	(1,839,466)	—	—
Wells Fargo Securities LLC	6,631,584	(6,631,584)	—	—
	$116,027,779	$(116,027,779)	$—	$—
iBonds Dec 2026 Term Corporate
Barclays Bank PLC	$3,579,006	$(3,579,006)	$—	$—
BMO Capital Markets Corp.	818,907	(818,907)	—	—
Citigroup Global Markets, Inc.	4,070,640	(4,070,640)	—	—
Goldman Sachs & Co. LLC	5,483,669	(5,049,389)	—	434,280(b)
J.P. Morgan Securities LLC	13,861,013	(13,861,013)	—	—
Jefferies LLC	929	(929)	—	—
Morgan Stanley	7,324,626	(7,324,626)	—	—
Nomura Securities International, Inc.	1,144,611	(1,144,611)	—	—
Pershing LLC	9,445,005	(9,445,005)	—	—
RBC Capital Markets LLC	3,143,222	(3,143,222)	—	—
Scotia Capital (USA), Inc.	188,692	(188,692)	—	—
State Street Bank & Trust Co.	967,156	(967,156)	—	—
UBS Securities LLC	31,750	(31,750)	—	—
Wells Fargo Securities LLC	285,645	(285,645)	—	—
	$50,344,871	$(49,910,591)	$—	$434,280
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2027 Term Corporate
Barclays Bank PLC	$14,754,739	$(14,754,739)	$—	$—
BMO Capital Markets Corp.	1,563,314	(1,563,314)	—	—
BNP Paribas SA	1,348,446	(1,348,446)	—	—
BofA Securities, Inc.	7,084,390	(7,084,390)	—	—
Citigroup Global Markets, Inc.	4,744,214	(4,744,214)	—	—
Goldman Sachs & Co. LLC	7,692,110	(7,692,110)	—	—
J.P. Morgan Securities LLC	24,034,417	(24,034,417)	—	—
Jefferies LLC	184,562	(184,562)	—	—
Morgan Stanley	9,690,448	(9,690,448)	—	—
Pershing LLC	1,334,283	(1,334,283)	—	—
RBC Capital Markets LLC	1,131,634	(1,131,634)	—	—
Scotia Capital (USA), Inc.	3,823,748	(3,823,748)	—	—
Toronto-Dominion Bank	5,873,581	(5,873,581)	—	—
UBS Securities LLC	1,075,433	(1,075,433)	—	—
Wells Fargo Securities LLC	2,932,558	(2,932,558)	—	—
	$87,267,877	$(87,267,877)	$—	$—
iBonds Dec 2028 Term Corporate
Barclays Capital, Inc.	$5,982,534	$(5,982,534)	$—	$—
BMO Capital Markets Corp.	3,327,454	(3,327,454)	—	—
BNP Paribas SA	2,779,496	(2,779,496)	—	—
BofA Securities, Inc.	14,120,254	(14,120,254)	—	—
Citigroup Global Markets, Inc.	287,121	(287,121)	—	—
Goldman Sachs & Co. LLC	17,918,758	(17,918,758)	—	—
HSBC Securities (USA), Inc.	1,110,415	(1,110,415)	—	—
J.P. Morgan Securities LLC	19,198,719	(19,198,719)	—	—
Jefferies LLC	178,948	(178,948)	—	—
Pershing LLC	5,723,279	(5,723,279)	—	—
RBC Capital Markets LLC	3,928,241	(3,928,241)	—	—
State Street Bank & Trust Co.	2,505,806	(2,505,806)	—	—
Toronto-Dominion Bank	515,730	(515,730)	—	—
UBS Securities LLC	145,248	(145,248)	—	—
Wells Fargo Bank N.A.	1,182,240	(1,182,240)	—	—
Wells Fargo Securities LLC	4,827,670	(4,827,670)	—	—
	$83,731,913	$(83,731,913)	$—	$—
iBonds Dec 2029 Term Corporate
Barclays Bank PLC	$15,499,958	$(15,499,958)	$—	$—
Barclays Capital, Inc.	592,674	(592,674)	—	—
BMO Capital Markets Corp.	4,720,034	(4,720,034)	—	—
BNP Paribas SA	20,148,661	(20,148,661)	—	—
BofA Securities, Inc.	1,046,602	(1,006,935)	—	39,667(b)
Citigroup Global Markets, Inc.	164,979	(164,979)	—	—
Goldman Sachs & Co. LLC	4,218,627	(4,218,627)	—	—
J.P. Morgan Securities LLC	13,565,321	(13,565,321)	—	—
Jefferies LLC	196,033	(196,033)	—	—
Pershing LLC	3,708,235	(3,708,235)	—	—
RBC Capital Markets LLC	3,212,078	(3,212,078)	—	—
Scotia Capital (USA), Inc.	15,225,606	(15,225,606)	—	—
State Street Bank & Trust Co.	7,468,284	(7,468,284)	—	—
UBS Securities LLC	1,312,261	(1,312,261)	—	—
Wells Fargo Securities LLC	400,981	(400,981)	—	—
	$91,480,334	$(91,440,667)	$—	$39,667

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2030 Term Corporate
Barclays Bank PLC	$12,709,240	$(12,709,240)	$—	$—
Barclays Capital, Inc.	362,513	(362,513)	—	—
BMO Capital Markets Corp.	193,385	(193,385)	—	—
BNP Paribas SA	9,486,913	(9,486,913)	—	—
BofA Securities, Inc.	2,996,093	(2,996,093)	—	—
J.P. Morgan Securities LLC	11,617,859	(11,617,859)	—	—
Jefferies LLC	14,954	(14,954)	—	—
Morgan Stanley	2,432,619	(2,432,619)	—	—
Nomura Securities International, Inc.	537,104	(537,104)	—	—
Pershing LLC	1,308,972	(1,308,972)	—	—
RBC Capital Markets LLC	4,566,740	(4,566,740)	—	—
State Street Bank & Trust Co.	3,543,695	(3,543,695)	—	—
Toronto-Dominion Bank	652,864	(652,864)	—	—
UBS AG	19,918	(19,918)	—	—
UBS Securities LLC	1,132,729	(1,132,729)	—	—
Wells Fargo Bank N.A.	685,013	(685,013)	—	—
Wells Fargo Securities LLC	1,058,133	(1,058,133)	—	—
	$53,318,744	$(53,318,744)	$—	$—
iBonds Dec 2031 Term Corporate
Barclays Bank PLC	$5,902,488	$(5,902,488)	$—	$—
Barclays Capital, Inc.	1,214,813	(1,214,813)	—	—
BMO Capital Markets Corp.	316,919	(316,919)	—	—
BNP Paribas SA	7,010,746	(7,010,746)	—	—
BofA Securities, Inc.	2,313,057	(2,313,057)	—	—
Citigroup Global Markets, Inc.	673,879	(673,879)	—	—
J.P. Morgan Securities LLC	8,495,628	(8,495,628)	—	—
Jefferies LLC	2,370,946	(2,370,946)	—	—
Nomura Securities International, Inc.	5,187,553	(5,187,553)	—	—
RBC Capital Markets LLC	3,729,042	(3,729,042)	—	—
Scotia Capital (USA), Inc.	421,011	(421,011)	—	—
State Street Bank & Trust Co.	10,472,837	(10,472,837)	—	—
TD Securities (USA) LLC	943,390	(943,390)	—	—
UBS Securities LLC	1,120,747	(1,120,747)	—	—
Wells Fargo Bank N.A.	62,936	(62,936)	—	—
Wells Fargo Securities LLC	2,874,216	(2,874,216)	—	—
	$53,110,208	$(53,110,208)	$—	$—
iBonds Dec 2032 Term Corporate
BMO Capital Markets Corp.	$1,594,508	$(1,594,508)	$—	$—
BNP Paribas SA	5,760,369	(5,760,369)	—	—
Citigroup Global Markets, Inc.	744,562	(744,562)	—	—
J.P. Morgan Securities LLC	21,443,786	(21,443,786)	—	—
Jefferies LLC	471,509	(471,509)	—	—
RBC Capital Markets LLC	13,780,937	(13,780,937)	—	—
Scotia Capital (USA), Inc.	671,779	(671,779)	—	—
Toronto-Dominion Bank	933,146	(933,146)	—	—
UBS AG	496	(496)	—	—
UBS Securities LLC	695,549	(695,549)	—	—
Wells Fargo Bank N.A.	2,119,064	(2,119,064)	—	—
Wells Fargo Securities LLC	1,428,497	(1,428,497)	—	—
	$49,644,202	$(49,644,202)	$—	$—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2033 Term Corporate
BMO Capital Markets Corp.	$6,197,146	$(6,197,146)	$—	$—
BofA Securities, Inc.	6,779,193	(6,779,193)	—	—
Jefferies LLC	1,328,881	(1,328,881)	—	—
RBC Capital Markets LLC	14,724,309	(14,724,309)	—	—
UBS AG	1,331,412	(1,331,412)	—	—
UBS Securities LLC	133,624	(133,624)	—	—
Wells Fargo Bank N.A.	1,125,528	(1,125,528)	—	—
Wells Fargo Securities LLC	5,913,835	(5,913,835)	—	—
	$37,533,928	$(37,533,928)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2024 Term Corporate	$8,223
iBonds Dec 2025 Term Corporate	4,805
iBonds Dec 2026 Term Corporate	7,971
iBonds Dec 2027 Term Corporate	1,867
iBonds Dec 2028 Term Corporate	2,247
iBonds Dec 2029 Term Corporate	1,428
iBonds Dec 2030 Term Corporate	865
iBonds Dec 2031 Term Corporate	991
iBonds Dec 2032 Term Corporate	741
iBonds Dec 2033 Term Corporate	482
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds Dec 2024 Term Corporate	$101,241
iBonds Dec 2025 Term Corporate	61,179
iBonds Dec 2026 Term Corporate	33,190
iBonds Dec 2027 Term Corporate	63,215
iBonds Dec 2028 Term Corporate	39,012
iBonds Dec 2029 Term Corporate	41,940
iBonds Dec 2030 Term Corporate	24,427
iBonds Dec 2031 Term Corporate	25,758
iBonds Dec 2032 Term Corporate	28,456
iBonds Dec 2033 Term Corporate	15,948
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
6. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds Dec 2024 Term Corporate	$2,184,672	$850,136,791
iBonds Dec 2025 Term Corporate	63,871,454	59,482,252
iBonds Dec 2026 Term Corporate	117,513,099	114,082,087
iBonds Dec 2027 Term Corporate	155,500,057	122,084,504
iBonds Dec 2028 Term Corporate	34,970,518	5,842,635
iBonds Dec 2029 Term Corporate	181,976,783	138,149,319
iBonds Dec 2030 Term Corporate	17,811,409	7,617,303
iBonds Dec 2031 Term Corporate	75,500,757	67,529,961
iBonds Dec 2032 Term Corporate	6,494,452	2,163,761
iBonds Dec 2033 Term Corporate	8,791,548	2,682,666
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2024 Term Corporate	$176,213,835	$189,552,622
iBonds Dec 2025 Term Corporate	421,016,678	51,469,621
iBonds Dec 2026 Term Corporate	785,148,583	60,260,148
iBonds Dec 2027 Term Corporate	715,398,797	7,985,154
iBonds Dec 2028 Term Corporate	571,143,551	7,148,943
iBonds Dec 2029 Term Corporate	525,102,089	7,524,766
iBonds Dec 2030 Term Corporate	418,917,168	41,557,375
iBonds Dec 2031 Term Corporate	279,628,375	5,928,300
iBonds Dec 2032 Term Corporate	343,331,432	12,325,096
iBonds Dec 2033 Term Corporate	316,454,139	6,248,679
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
iBonds Dec 2024 Term Corporate	$(8,589,828)
iBonds Dec 2025 Term Corporate	(12,055,375)
iBonds Dec 2026 Term Corporate	(19,290,842)
iBonds Dec 2027 Term Corporate	(13,938,236)
iBonds Dec 2028 Term Corporate	(19,495,865)
iBonds Dec 2029 Term Corporate	(8,390,775)
iBonds Dec 2030 Term Corporate	(6,615,846)
iBonds Dec 2031 Term Corporate	(2,738,349)
iBonds Dec 2032 Term Corporate	(232,623)
iBonds Dec 2033 Term Corporate	(14,036)

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2024 Term Corporate	$2,812,354,307	$1,842,853	$(14,778,919)	$(12,936,066)
iBonds Dec 2025 Term Corporate	2,767,964,510	1,747,297	(50,961,413)	(49,214,116)
iBonds Dec 2026 Term Corporate	2,687,169,442	1,184,931	(67,049,156)	(65,864,225)
iBonds Dec 2027 Term Corporate	2,412,127,727	1,085,745	(63,155,767)	(62,070,022)
iBonds Dec 2028 Term Corporate	1,895,347,366	1,572,781	(40,923,198)	(39,350,417)
iBonds Dec 2029 Term Corporate	1,411,326,031	641,441	(27,915,237)	(27,273,796)
iBonds Dec 2030 Term Corporate	981,132,309	544,506	(28,021,455)	(27,476,949)
iBonds Dec 2031 Term Corporate	849,969,576	1,069,020	(16,931,597)	(15,862,577)
iBonds Dec 2032 Term Corporate	650,186,608	444,113	(10,067,790)	(9,623,677)
iBonds Dec 2033 Term Corporate	437,844,135	129,127	(5,677,723)	(5,548,596)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2024 Term Corporate
Shares sold	7,400,000	$183,892,385	31,750,000	$778,882,666
Shares redeemed	(7,850,000)	(195,985,864)	(6,300,000)	(154,569,869)
	(450,000)	$(12,093,479)	25,450,000	$624,312,797
iBonds Dec 2025 Term Corporate
Shares sold	17,900,000	$441,532,217	32,950,000	$803,506,535
Shares redeemed	(2,150,000)	(53,031,544)	(4,450,000)	(108,537,576)
	15,750,000	$388,500,673	28,500,000	$694,968,959
iBonds Dec 2026 Term Corporate
Shares sold	34,500,000	$819,075,549	30,800,000	$722,102,669
Shares redeemed	(2,600,000)	(61,148,223)	(7,150,000)	(165,921,944)
	31,900,000	$757,927,326	23,650,000	$556,180,725
iBonds Dec 2027 Term Corporate
Shares sold	32,150,000	$761,393,309	32,600,000	$764,720,882
Shares redeemed	(350,000)	(8,129,698)	(5,700,000)	(133,811,800)
	31,800,000	$753,263,611	26,900,000	$630,909,082
iBonds Dec 2028 Term Corporate
Shares sold	24,850,000	$614,680,007	27,800,000	$677,899,175
Shares redeemed	(300,000)	(7,439,613)	(2,550,000)	(63,155,569)
	24,550,000	$607,240,394	25,250,000	$614,743,606
iBonds Dec 2029 Term Corporate
Shares sold	25,600,000	$580,554,994	20,600,000	$459,739,399
Shares redeemed	(350,000)	(7,657,507)	(500,000)	(10,861,182)
	25,250,000	$572,897,487	20,100,000	$448,878,217
iBonds Dec 2030 Term Corporate
Shares sold	20,950,000	$439,785,367	16,200,000	$338,572,570
Shares redeemed	(2,050,000)	(43,856,638)	(650,000)	(13,145,478)
	18,900,000	$395,928,729	15,550,000	$325,427,092

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2031 Term Corporate
Shares sold	14,750,000	$297,100,997	19,800,000	$398,341,179
Shares redeemed	(300,000)	(6,164,648)	—	—
	14,450,000	$290,936,349	19,800,000	$398,341,179
iBonds Dec 2032 Term Corporate
Shares sold	14,550,000	$353,442,701	10,000,000	$243,564,900
Shares redeemed	(500,000)	(12,597,310)	—	—
	14,050,000	$340,845,391	10,000,000	$243,564,900

	Six Months Ended 04/30/24		Period Ended 10/31/23(a)
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2033 Term Corporate
Shares sold	13,100,000	$327,860,560	3,350,000	$81,085,548
Shares redeemed	(250,000)	(6,391,575)	—	—
	12,850,000	$321,468,985	3,350,000	$81,085,548

(a)	The Funds commenced operations on June 21, 2023.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2024 Term Corporate ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF, iShares iBonds Dec 2031 Term Corporate ETF, iShares iBonds Dec 2032 Term Corporate ETF and iShares iBonds Dec 2033 Term Corporate ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

2024 iShares Semi-Annual Report to Shareholders

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Supplemental Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

2024 iShares Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Portfolio Abbreviation
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1012-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares iBonds Dec 2024 Term Muni Bond ETF | IBMM | Cboe BZX
• iShares iBonds Dec 2025 Term Muni Bond ETF | IBMN | Cboe BZX
• iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX
• iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX
• iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX
• iShares iBonds Dec 2029 Term Muni Bond ETF | IBMR | Cboe BZX

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
Investment Objective
The iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2023 and before December 2, 2024, as represented by the S&P AMT-Free Municipal Series Dec 2024 IndexTM (the“Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.78%	2.73%	1.42%	2.08%	2.73%	7.31%	13.40%
Fund Market	1.85	2.70	1.39	2.07	2.70	7.13	13.38
Index	1.95	3.03	1.65	2.22	3.03	8.51	14.39
The inception date of the Fund was March 20, 2018. The first day of secondary market trading was March 22, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,017.80	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
S&P Credit Rating*	Percent of Net Assets(a)
AAA	29.2%
AA+	25.8
AA	11.7
AA-	13.4
A+	4.5
A	1.6
A-	3.2
Not Rated	13.5
Short-Term and Other Assets	(2.9)
TEN LARGEST STATES
State(a)	Percent of Net Assets
California	21.9%
New York	10.8
Texas	8.7
Washington	5.2
Pennsylvania	4.3
Maryland	4.2
Ohio	3.0
Virginia	3.0
Florida	3.0
Arizona	2.6

*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
Investment Objective
The iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2024 and before December 2, 2025, as represented by the S&P AMT-Free Municipal Series Dec 2025 IndexTM (the“Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.20%	1.97%	1.19%	2.30%	1.97%	6.09%	13.25%
Fund Market	2.10	1.76	1.15	2.29	1.76	5.88	13.16
Index	2.31	2.19	1.38	2.28	2.19	7.10	13.10
The inception date of the Fund was November 13, 2018. The first day of secondary market trading was November 15, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,022.00	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
S&P Credit Rating*	Percent of Net Assets(a)
AAA	31.7%
AA+	22.7
AA	13.7
AA-	11.6
A+	5.3
A	1.8
A-	2.7
BBB	0.3
Not Rated	9.1
Short-Term and Other Assets	1.1
TEN LARGEST STATES
State(a)	Percent of Net Assets
California	12.5%
Texas	11.4
New York	7.4
Washington	4.8
Virginia	4.4
Illinois	3.5
Massachusetts	3.3
Pennsylvania	3.1
Ohio	3.0
Georgia	2.9

*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
5

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
Investment Objective
The iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2026, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.76%	1.52%	1.22%	1.31%	1.52%	6.27%	6.82%
Fund Market	2.75	1.43	1.20	1.31	1.43	6.13	6.85
Index	2.89	1.69	1.35	1.41	1.69	6.94	7.39
The inception date of the Fund was April 2, 2019. The first day of secondary market trading was April 4, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,027.60	$0.91	$1,000.00	$1,024.00	$0.91	0.18%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
S&P Credit Rating*	Percent of Net Assets(a)
AAA	30.3%
AA+	21.3
AA	15.7
AA-	13.3
A+	5.7
A	1.5
A-	2.9
BBB+	— (b)
Not Rated	8.2
Short-Term and Other Assets	1.1
TEN LARGEST STATES
State(a)	Percent of Net Assets
California	11.8%
Texas	10.5
New York	9.6
Washington	4.6
Virginia	3.7
Florida	3.7
Illinois	3.4
Pennsylvania	3.1
Maryland	3.1
Massachusetts	2.7

*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%
6
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
Investment Objective
The iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2027, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.41%	1.02%	1.22%	1.35%	1.02%	6.23%	7.03%
Fund Market	3.35	0.83	1.17	1.35	0.83	5.99	7.05
Index	3.56	1.15	1.31	1.42	1.15	6.73	7.40
The inception date of the Fund was April 9, 2019. The first day of secondary market trading was April 11, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,034.10	$0.91	$1,000.00	$1,024.00	$0.91	0.18%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
S&P Credit Rating*	Percent of Net Assets(a)
AAA	29.8%
AA+	22.7
AA	14.9
AA-	12.6
A+	3.9
A	1.1
A-	4.3
Not Rated	9.6
Short-Term and Other Assets	1.1
TEN LARGEST STATES
State(a)	Percent of Net Assets
California	13.0%
New York	10.6
Texas	10.1
Washington	4.7
Illinois	3.9
Maryland	3.4
Virginia	3.2
Ohio	2.9
New Jersey	2.8
Pennsylvania	2.8

*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
7

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
Investment Objective
The iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2028, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 IndexTM(the“Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.12%	0.68%	1.29%	1.43%	0.68%	6.61%	7.42%
Fund Market	4.18	0.48	1.26	1.45	0.48	6.44	7.51
Index	4.36	0.83	1.29	1.41	0.83	6.63	7.33
The inception date of the Fund was April 16, 2019. The first day of secondary market trading was April 18, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,041.20	$0.91	$1,000.00	$1,024.00	$0.91	0.18%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
S&P Credit Rating*	Percent of Net Assets(a)
AAA	29.8%
AA+	22.8
AA	15.0
AA-	12.3
A+	3.7
A	1.6
A-	3.9
Not Rated	9.8
Short-Term and Other Assets	1.1
TEN LARGEST STATES
State(a)	Percent of Net Assets
California	13.2%
New York	11.0
Texas	10.2
Washington	4.3
Maryland	4.1
Virginia	3.4
Illinois	3.3
Florida	2.9
Ohio	2.8
Pennsylvania	2.5

*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
8
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2029 Term Muni Bond ETF
Investment Objective
The iShares iBonds Dec 2029 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2029,as represented by the investment results of the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 IndexTM (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	6.21%	1.48%
Fund Market	5.83	1.47
Index	5.21	0.03
The inception date of the Fund was May 9, 2023. The first day of secondary market trading was May 11, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,062.10	$0.92	$1,000.00	$1,024.00	$0.91	0.18%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
S&P Credit Rating*	Percent of Net Assets(a)
AAA	36.0%
AA+	21.3
AA	15.3
AA-	11.6
A+	2.4
A	1.0
A-	2.2
Not Rated	9.1
Short-Term and Other Assets	1.1
TEN LARGEST STATES
State(a)	Percent of Net Assets
California	16.5%
Texas	11.1
New York	10.2
Maryland	5.2
North Carolina	3.5
Ohio	3.3
Washington	3.2
Illinois	3.1
Pennsylvania	3.0
Florida	2.6

*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
9

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
10
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/24 (ETM)	$250	$250,850
5.00%, 09/01/26 (PR 09/01/24)	1,010	1,013,432
5.00%, 09/01/30 (PR 09/01/24)	500	501,699
Series A, 5.00%, 09/01/24	260	261,013
Series B, 5.00%, 09/01/24	535	537,083
Alabama Public School and College Authority RB
Series A, 5.00%, 05/01/24	145	145,000
Series A, 5.00%, 11/01/24	300	301,944
Series C, 5.00%, 06/01/24	100	100,083
Auburn University RB, Series B, 5.00%, 06/01/24	265	265,217
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	80	80,222
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	50,041
State of Alabama GO
Series A, 5.00%, 08/01/24	285	285,798
Series A, 5.00%, 11/01/24	185	186,190
Series C, 5.00%, 08/01/24	125	125,350
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	185	185,295
		4,289,217
Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	950	952,424
Arizona — 2.6%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	165	165,105
Arizona Board of Regents RB
Series B, 5.00%, 07/01/24	230	230,428
Series C, 5.00%, 07/01/24	85	85,158
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/24	745	746,392
Arizona Transportation Board RB, Series A, 5.00%, 07/01/24	630	631,178
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/24	1,445	1,451,862
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	225,487
City of Phoenix Arizona GO
4.00%, 07/01/24	725	725,155
5.00%, 07/01/24	265	265,492
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	1,515	1,517,714
Series A, 5.00%, 07/01/24	115	115,193
Series A, 5.00%, 07/01/39 (PR 07/01/24)	1,000	1,001,429
Series B, 5.00%, 07/01/24	255	255,428
Series D, 5.00%, 07/01/24	315	315,528
City of Scottsdale AZ GOL, 4.00%, 07/01/24	495	495,083
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	85,130
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	395	395,701
County of Pima Arizona Sewer System Revenue RB, 5.00%, 07/01/24	160	160,255
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	435	435,642
Maricopa County Unified School District No. 97-Deer Valley/Arizona GO
4.00%, 07/01/24	20	19,993
5.00%, 07/01/24	200	200,322
Security	Par (000)	Value
Arizona (continued)
Maricopa County Union High School District No. 210-Phoenix GO
5.00%, 07/01/24	$240	$240,478
Series C, 3.00%, 07/01/24	165	164,534
Maricopa County Union High School District No. 210-Phoenix GOL, 4.00%, 07/01/24	260	260,099
Regional Public Transportation Authority Transportation Excise Tax Revenue RB, 5.25%, 07/01/24	370	370,756
State of Arizona
5.00%, 09/01/24	110	110,398
5.00%, 09/01/24 (ETM)	465	466,734
State of Arizona COP, 5.00%, 10/01/24	190	191,007
University of Arizona (The) RB
5.00%, 06/01/24	365	365,270
Series A, 5.00%, 06/01/24	100	100,074
Series B, 5.00%, 06/01/24	150	150,111
		11,943,136
Arkansas — 0.1%
State of Arkansas GO, 4.00%, 06/01/24	605	604,922
California — 21.9%
91 Express Lanes Toll Road RB, 5.00%, 08/15/24	100	100,375
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	230	230,703
5.00%, 08/01/24 (ETM)	10	10,030
Bay Area Toll Authority RB
VRDN,3.75%, 04/01/55 (Put 04/30/24)(a)	1,000	1,000,000
VRDN,3.85%, 04/01/55 (Put 04/30/24)(a)	2,400	2,400,000
Beverly Hills Unified School District CA GO
0.00%, 08/01/24(b)	725	718,527
4.00%, 08/01/24	110	110,083
5.00%, 08/01/24	665	667,115
California Educational Facilities Authority RB, 0.00%, 10/01/24 (AMBAC)(b)	160	157,462
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	135	135,942
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/24	555	558,206
Series A, 5.00%, 10/01/24	355	357,043
California State Public Works Board RB
5.00%, 05/01/24	185	185,000
5.00%, 08/01/24	500	501,487
5.00%, 10/01/24	455	457,479
5.00%, 10/01/24 (ETM)	30	30,173
5.00%, 11/01/24	690	694,673
5.00%, 12/01/24	315	317,543
Series A, 5.00%, 09/01/24	250	251,036
Series B, 5.00%, 10/01/24	210	211,144
Series D, 5.00%, 09/01/24	325	326,347
Series F, 5.00%, 05/01/24	385	385,000
Series G, 5.00%, 05/01/24	245	245,000
Series H, 5.00%, 12/01/24	90	90,727
California State University RB
5.00%, 11/01/24	435	438,192
Series A, 4.00%, 11/01/24	75	75,184
Series A, 5.00%, 11/01/24	1,005	1,012,374
Series A, 5.00%, 11/01/29 (PR 11/01/24)	815	820,819
Series A, 5.00%, 11/01/32 (PR 11/01/24)	300	302,142
Series A, 5.00%, 11/01/34 (PR 11/01/24)	40	40,286
Series A, 5.00%, 11/01/39 (PR 11/01/24)	440	443,142
Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Serise A, 4.00%, 11/01/24	$150	$150,368
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(b)	125	123,896
City & County of San Francisco CA GO, 5.00%, 06/15/24	430	430,672
City of Long Beach CA Harbor Revenue RB, Series B, 5.00%, 05/15/24	425	425,180
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/24	505	505,480
Series A, 5.00%, 06/01/24	90	90,085
City of Los Angeles Department of Airports RB
4.00%, 05/15/24	180	180,014
5.00%, 05/15/24	395	395,172
5.00%, 05/15/24 (ETM)	45	45,018
Series B, 5.00%, 05/15/24	430	430,187
City of Petaluma CA Wastewater Revenue RB, 5.00%, 05/01/24	130	130,000
City of San Francisco CA Public Utilities Commission Water Revenue RB
3.00%, 11/01/24	215	213,761
4.00%, 11/01/24	130	130,369
5.00%, 11/01/24	340	342,626
Series D, 5.00%, 11/01/24	200	201,545
City of San Francisco Public Utilities Commission Water Revenue, 5.00%, 11/01/45 (PR 11/01/24)	1,500	1,510,341
City of San Jose CA GO, 5.00%, 09/01/24	440	441,799
Coast Community College District GO, Series D, 5.00%, 08/01/24	105	105,313
Contra Costa Water District RB, Series T, 5.00%, 10/01/24	105	105,660
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/24	195	195,185
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/24	225	225,455
Escondido Union High School District GO, Series A, 0.00%, 08/01/24 (AGC)(b)	255	252,699
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(b)	100	99,095
Foothill-De Anza Community College District GO
0.00%, 08/01/24 (NPFGC)(b)	110	109,077
4.00%, 08/01/24	160	160,121
5.00%, 08/01/24	325	326,034
Grossmont Union High School District GO
5.00%, 08/01/24	150	150,473
Series 2004, 0.00%, 08/01/24 (NPFGC)(b)	425	421,071
Long Beach Community College District GO
Series D, 0.00%, 05/01/24 (NPFGC)(b)	170	170,000
Series F, 5.00%, 06/01/24	185	185,176
Los Angeles Community College District/CA GO
5.00%, 08/01/24	1,730	1,735,288
Series A, 5.00%, 08/01/24	835	837,552
Series A, 5.00%, 08/01/26 (PR 08/01/24)	1,005	1,008,551
Series A, 5.00%, 08/01/28 (PR 08/01/24)	350	351,237
Series A, 5.00%, 08/01/31 (PR 08/01/24)	4,245	4,259,998
Series C, 5.00%, 08/01/24	805	807,461
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/24	400	400,737
Series A, 5.00%, 06/01/24	850	850,873
Series A, 5.00%, 07/01/24	940	941,980
Los Angeles County Public Works Financing Authority RB, Series B, 5.00%, 12/01/24	305	307,819
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	245	246,419
Security	Par (000)	Value
California (continued)
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/24	$125	$125,243
Series B, 5.00%, 07/01/24	365	365,708
Series C, 5.00%, 07/01/24	105	105,204
Los Angeles Department of Water & Power RB
5.00%, 07/01/24	500	501,012
VRDN,3.05%, 07/01/34 (Put 05/01/24)(a)	8,000	8,000,000
Los Angeles Department of Water & Power Water System Revenue RB
Series A, 5.00%, 07/01/24	145	145,293
Series A-1, VRDN,3.84%, 07/01/49 (Put 05/01/24)(a)	4,000	4,000,000
Series B, 5.00%, 07/01/24	115	115,233
Serise A, 5.00%, 07/01/24	80	80,162
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/24	110	110,213
Series B, 5.00%, 07/01/24	250	250,485
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	2,105	2,109,015
Series C, 5.00%, 07/01/24	1,250	1,252,384
Los Rios Community College District GO, 4.00%, 08/01/24	200	200,131
Metropolitan Water District of Southern California RB
5.00%, 07/01/24	130	130,267
5.00%, 10/01/24	100	100,628
Series A, 5.00%, 07/01/24	305	305,567
Series B, 4.00%, 10/01/24	120	120,266
Series C, 5.00%, 07/01/24	105	105,216
Mount San Antonio Community College District GO, 0.00%, 08/01/24(b)	100	99,144
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/24	480	483,590
Newport Mesa Unified School District GO, 5.00%, 08/01/24	175	175,557
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(b)	120	118,914
Orange County Water District RB, Series C, 5.00%, 08/15/24	235	235,915
Pajaro Valley Unified School District GO, Series B, 0.00%, 08/01/24 (AGM)(b)	100	99,119
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	30,100
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(b)	25	24,776
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	30	30,101
Poway Unified School District GO, Series A, 0.00%, 08/01/24(b)	100	99,070
Riverside County Transportation Commission Sales Tax Revenue RB, Series B, 5.00%, 06/01/24	155	155,146
Sacramento Municipal Utility District RB
5.00%, 08/15/24	60	60,235
Series E, 5.00%, 08/15/24	300	301,125
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(b)	20	19,687
San Diego Community College District GO, 5.00%, 08/01/24	445	446,338
San Diego Public Facilities Financing Authority RB, 5.00%, 08/01/24	250	250,714
San Diego Unified School District/CA, 5.50%, 07/01/24 (AGM)	400	401,091
12
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(b)	$440	$437,159
Series A, 0.00%, 07/01/24 (ETM)(b)	160	158,967
Series C-2, 5.50%, 07/01/24 (AGM)	255	255,696
Series D-1, 5.50%, 07/01/24 (NPFGC)	395	396,078
Series R-4, 5.00%, 07/01/24	240	240,446
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/24	155	155,478
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/24	330	330,717
San Francisco City & County Airport Commission San Francisco International Airport RB
VRDN,3.15%, 05/01/58 (Put 04/30/24)(a)	15,000	15,000,000
Series D, 5.00%, 05/01/24	300	300,000
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series A, 5.00%, 10/01/24	295	296,842
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	1,000	1,003,159
San Jose Evergreen Community College District, 5.00%, 09/01/34 (PR 09/01/24)	1,000	1,004,390
San Jose Unified School District GO, 5.00%, 08/01/24	450	451,319
San Marcos Unified School District GO, 0.00%, 08/01/24(b)	40	39,651
San Mateo County Community College District GO, Series B, 0.00%, 09/01/24 (NPFGC)(b)	120	118,587
San Mateo Union High School District GO, 4.00%, 09/01/24	210	210,336
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/24	125	125,398
Santa Clara County Financing Authority RB, Serise A, 5.00%, 11/15/24	445	448,457
Santa Clara Valley Transportation Authority, 5.00%, 06/01/24	340	340,340
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/24	150	150,150
Santa Clara Valley Water District COP, Series C, 5.00%, 06/01/24	295	295,280
Santa Monica-Malibu Unified School District GO, Series C, 4.00%, 07/01/24	85	85,030
Simi Valley Unified School District GO, 5.00%, 08/01/24	250	250,783
Solano County Community College District GO, 5.00%, 08/01/24	125	125,398
Southern California Public Power Authority RB
5.00%, 07/01/24	140	140,311
Series C, 5.00%, 07/01/24	390	390,867
State of California Department of Water Resources RB
5.00%, 12/01/24	310	312,931
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	35	35,032
Series AS, 5.00%, 12/01/24	1,210	1,221,439
Series AV, 5.00%, 12/01/24	75	75,709
Series AW, 5.00%, 12/01/24	120	121,134
Series AX, 5.00%, 12/01/24	260	262,458
Series BA, 5.00%, 12/01/24	280	282,647
Series BB, 5.00%, 12/01/24	105	105,993
State of California GO
4.00%, 10/01/24	720	721,260
4.00%, 12/01/24	1,125	1,127,818
5.00%, 05/01/24	525	525,000
5.00%, 08/01/24	90	90,288
5.00%, 09/01/24	2,500	2,511,098
5.00%, 10/01/24	1,475	1,483,579
Security	Par (000)	Value
California (continued)
5.00%, 11/01/24	$5,470	$5,507,596
5.00%, 12/01/24	700	705,736
Series A, 5.00%, 10/01/24	175	176,018
Series B, 5.00%, 09/01/24	1,000	1,004,439
Sunnyvale School District GO, 5.00%, 09/01/24	195	195,771
University of California RB
4.00%, 05/15/24	150	150,016
5.00%, 05/15/24	380	380,163
5.00%, 05/15/24 (ETM)	620	620,219
5.25%, 05/15/44 (PR 05/15/24)	2,500	2,501,151
Series AM, 5.00%, 05/15/24	460	460,171
Series AO, 5.00%, 05/15/24	625	625,268
Upper Santa Clara Valley Joint Powers Authority, 5.00%, 08/01/24, (ETM)	275	275,910
Walnut Valley Unified School District GO, 0.00%, 08/01/24 (NPFGC)(b)	1,170	1,159,185
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(b)	125	123,899
		99,938,437
Colorado — 0.8%
City & County of Denver CO Airport System Revenue RB, 5.00%, 11/15/24	520	523,740
City & County of Denver Colorado Airport System Revenue RB
5.00%, 11/15/24	195	196,402
Series A, 5.00%, 11/15/24	210	211,510
City of Colorado Springs CO Utilities System Revenue RB, Series A-1, 5.00%, 11/15/24	125	125,878
Colorado Health Facilities Authority, 5.00%, 11/01/24	100	100,557
County of Boulder CO COP, 5.00%, 12/01/24	390	393,021
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	75	75,534
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	860	866,267
Series A, 5.50%, 12/01/24 (SAW)	425	429,305
Series B, 5.00%, 12/01/24 (SAW)	235	236,713
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(b)	25	24,670
University of Colorado RB
Series B-1, 5.00%, 06/01/24	200	200,156
Series C, VRDN,2.00%, 06/01/54(a)	250	247,744
		3,631,497
Connecticut — 2.1%
Connecticut State Health & Educational Facilities Authority RB, VRDN,3.70%, 07/01/42 (Put 04/30/24)(a)	4,250	4,250,000
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	250	251,539
State of Connecticut GO
Series B, 5.00%, 05/15/24	290	290,122
Series D, 5.00%, 07/15/24	1,500	1,503,822
Series E, 5.00%, 09/15/24	265	266,336
Series E, 5.00%, 10/15/24	300	301,926
Series F, 5.00%, 09/15/24	120	120,605
Series F, 5.00%, 11/15/24	350	352,731
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/24	100	100,408
5.00%, 10/01/24	275	276,476
Series A, 4.00%, 05/01/24	60	60,000
Series A, 5.00%, 05/01/24	525	525,000
Series A, 5.00%, 08/01/24	420	421,228
Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
Series A, 5.00%, 09/01/24	$455	$456,855
Series D, 5.00%, 11/01/24	90	90,601
University of Connecticut RB, 5.00%, 11/15/24	150	151,063
		9,418,712
Delaware — 0.6%
City of Wilmington DE GO, 4.00%, 12/01/24	100	100,090
County of New Castle DE GO, 5.00%, 10/01/24	570	572,847
Delaware Transportation Authority RB
4.00%, 07/01/24	360	359,999
5.00%, 07/01/24	625	626,002
State of Delaware GO
5.00%, 07/01/24	550	551,037
Series 2009C, 5.00%, 10/01/24	220	221,199
Series A, 5.00%, 10/01/24	130	130,708
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	85,129
		2,647,011
District of Columbia — 1.1%
District of Columbia GO
Series A, 4.00%, 06/01/24	90	90,008
Series A, 5.00%, 10/15/24	150	150,909
Series B, 5.00%, 06/01/24	645	645,569
Series D, 5.00%, 06/01/24	475	475,419
District of Columbia Income Tax Revenue RB, Series B, 5.00%, 10/01/24	1,595	1,603,886
District of Columbia RB, 5.00%, 12/01/24	145	146,021
District of Columbia Water & Sewer Authority RB, Series B, 5.00%, 10/01/24	850	854,491
Metropolitan Washington Airports Authority Aviation Revenue RB, Series B, 5.00%, 10/01/24	35	35,187
Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/24	1,080	1,082,354
		5,083,844
Florida — 3.0%
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/24	155	155,634
Central Florida Expressway Authority RB, 5.00%, 07/01/24	75	75,119
Central Florida Tourism Oversight District GOL, Series A, 5.00%, 06/01/24	190	190,133
City of Jacksonville FL RB
5.00%, 10/01/24	200	200,983
Series B, 5.00%, 10/01/24	25	25,123
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	680	683,649
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	500	502,944
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	185	185,760
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	370	370,624
Series B, 5.00%, 07/01/24	100	100,169
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	435	435,575
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	1,305	1,311,465
Series B, 5.00%, 10/01/24	285	286,412
County of Sarasota FL RB, 5.00%, 10/01/24	45	45,232
Florida Department of Environmental Protection RB
5.00%, 07/01/24	585	585,987
Security	Par (000)	Value
Florida (continued)
Series A, 5.00%, 07/01/24	$445	$445,751
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	100	100,434
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/24	100	100,177
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	120	120,143
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/24	125	125,655
Lee County School Board (The) COP, 5.00%, 08/01/24	100	100,193
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	280	280,231
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	190	190,906
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	15,037
Series D, 5.00%, 08/01/24	50	50,125
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/24	605	608,221
Palm Beach County School District, 5.00%, 08/01/24	500	501,164
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	280	280,652
Pasco County School Board COP, Series A, 5.00%, 08/01/24	75	75,145
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/24	315	315,000
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	675	676,027
Series B, 5.00%, 07/01/24	20	20,030
Series C, 5.00%, 07/01/24	200	200,304
State of Florida Department of Transportation RB
5.00%, 07/01/24	175	175,324
Series A, 5.00%, 07/01/24	450	450,751
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	665	665,967
State of Florida GO
5.00%, 07/01/24	850	851,561
Seires E, 5.00%, 06/01/24	200	200,185
Series A, 5.00%, 07/01/24	180	180,330
Series B, 5.00%, 06/01/24	350	350,323
Series C, 5.00%, 06/01/24	220	220,203
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	290	290,518
Series B, 5.00%, 07/01/24	940	941,679
Volusia County School Board RB, 5.00%, 10/01/24	20	20,105
		13,706,950
Georgia — 1.8%
City of Atlanta Department of Aviation, 5.00%, 07/01/24	250	250,419
City of Atlanta GA, 5.00%, 12/01/24	250	252,004
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/24	100	100,168
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	930	937,532
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	975	981,988
Series B, 5.00%, 11/01/24	145	146,039
Columbia County School District GO, 4.00%, 10/01/24 (SAW)	120	120,156
County of DeKalb GA GO, 5.00%, 12/01/24	130	130,997
County of Forsyth GA GO, 5.00%, 09/01/24	305	306,264
County of Henry GA GO, 5.00%, 05/01/24	200	200,000
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	$105	$105,513
Georgia Ports Authority RB, 5.00%, 07/01/24	200	200,321
Gwinnett County Water & Sewerage Authority RB, 4.00%, 08/01/24	1,500	1,500,784
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	395	395,032
Private Colleges & Universities Authority RB, Series B, 5.00%, 10/01/24	100	100,456
State of Georgia GO
5.00%, 07/01/24	2,000	2,003,705
Series E, 5.00%, 12/01/24	320	322,547
		8,053,925
Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/24	100	100,186
Series A, 5.00%, 07/01/24	145	145,269
Series B, 5.00%, 07/01/24	225	225,418
City & County Honolulu Wastewater System Revenue, 5.00%, 07/01/24	250	250,464
City & County of Honolulu HI GO
4.00%, 07/01/24	265	265,066
4.00%, 08/01/24	120	120,061
5.00%, 08/01/24	425	426,246
Series A, 5.00%, 10/01/24	100	100,538
Series B, 5.00%, 10/01/24	115	115,619
Series C, 5.00%, 10/01/24	120	120,645
County of Hawaii HI GO
5.00%, 09/01/24	670	672,584
Series B, 4.00%, 09/01/24	60	60,037
County of Maui HI GO, 5.00%, 09/01/24	35	35,143
Honolulu City & County Board of Water Supply RB
4.00%, 07/01/36 (PR 07/01/24)	580	580,041
5.00%, 07/01/27 (PR 07/01/24)	275	275,461
Series A, 5.00%, 07/01/24	150	150,252
State of Hawaii, 5.00%, 08/01/33 (PR 08/01/24)	2,500	2,506,966
State of Hawaii GO
Series EY, 5.00%, 10/01/24	100	100,541
Series EZ, 5.00%, 10/01/24	905	909,893
Series FH, 5.00%, 10/01/24	505	507,730
Series FN, 5.00%, 10/01/24	125	125,676
		7,793,836
Idaho — 0.4%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	1,995	1,999,063
Series A, 5.00%, 07/15/24	25	25,051
		2,024,114
Illinois — 1.8%
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/24	155	155,060
Illinois Finance Authority RB
5.00%, 07/01/24	1,055	1,056,780
Series A, 5.00%, 10/01/24	425	427,148
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/24	100	100,635
Series C, 5.00%, 12/01/24	400	402,541
State of Illinois GO
5.00%, 05/01/24	1,720	1,720,000
Security	Par (000)	Value
Illinois (continued)
5.00%, 10/01/24	$130	$130,513
5.00%, 12/01/24	250	251,408
Series A, 4.00%, 05/01/24	295	295,000
Series A, 5.00%, 10/01/24	65	65,257
Series A, 5.00%, 11/01/24	250	251,202
Series A, 5.00%, 12/01/24	50	50,282
Series B, 5.00%, 12/01/24	650	653,661
Series D, 5.00%, 11/01/24	2,435	2,446,700
State of Illinois Sales Tax Revenue RB
Series C, 4.00%, 06/15/24	25	25,040
Series C, 5.00%, 06/15/24	200	200,223
Series D, 5.00%, 06/15/24	75	75,084
		8,306,534
Indiana — 1.2%
Ball State University RB, 5.00%, 07/01/24	200	200,316
Indiana Finance Authority RB
5.00%, 10/01/24	1,165	1,170,341
Series A, 5.00%, 10/01/24	50	50,229
Series C, 5.00%, 12/01/24	2,670	2,690,481
Indiana Transportation Finance Authority RB, Series C, 5.50%, 12/01/24 (NPFGC)	300	303,362
Indiana University RB
Series A, 5.00%, 06/01/24	435	435,371
Series W-2, 5.00%, 08/01/24	190	190,548
Purdue University RB, 5.00%, 07/01/24	250	250,528
		5,291,176
Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	895	897,818
State of Iowa RB, 5.00%, 06/15/24	375	375,423
		1,273,241
Kansas — 0.6%
City of Merriam KS GO, 5.00%, 10/01/24	125	125,661
City of Wichita KS Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/24	200	200,992
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	70	70,353
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	400,000
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	170	170,159
Sedgwick County Unified School District No. 262 Valley Center GO, 3.00%, 09/01/36 (PR 09/01/24)	250	249,245
Sedgwick County Unified School District No. 266 Maize GO, 5.00%, 09/01/24	150	150,523
State of Kansas Department of Transportation RB
3.00%, 09/01/24	100	99,460
Series A, 5.00%, 09/01/24	1,205	1,209,515
		2,675,908
Kentucky — 0.1%
Kentucky Turnpike Authority RB, 5.00%, 07/01/24	225	225,361
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	280	280,109
		505,470
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/24)	2,000	2,008,630
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/34 (PR 07/01/24)	1,000	1,001,429
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
State of Louisiana GO
5.00%, 05/01/24	$300	$300,000
5.00%, 12/01/24	125	125,995
Series A, 5.00%, 09/01/24	140	140,571
Series B, 5.00%, 05/01/24	25	25,000
Series C, 5.00%, 08/01/24	110	110,321
Series D-2, 5.00%, 12/01/24	150	151,194
State of Louisiana RB, 5.00%, 09/01/24	485	486,977
		4,350,117
Maine — 0.7%
City of Portland ME GO, 5.00%, 10/01/24	170	170,898
Maine Municipal Bond Bank, 5.00%, 09/01/24	105	105,341
Maine Municipal Bond Bank RB
5.00%, 11/01/24	565	568,744
Series A, 5.00%, 09/01/24	130	130,423
Series A, 5.00%, 11/01/24	270	271,789
Series B, 5.00%, 11/01/24	110	110,729
Series C, 5.00%, 11/01/24	435	437,882
Series D, 5.00%, 11/01/24	115	115,762
Maine Turnpike Authority, 5.00%, 07/01/24	195	195,365
Maine Turnpike Authority RB, 5.00%, 07/01/24	150	150,280
State of Maine GO, Series B, 5.00%, 06/01/24	745	745,632
		3,002,845
Maryland — 4.2%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	300	300,506
County of Anne Arundel MD GOL, 5.00%, 10/01/24	1,040	1,047,038
County of Baltimore MD GO, 5.00%, 08/01/24	350	350,980
County of Carroll MD GO, 5.00%, 11/01/24	225	226,502
County of Charles MD GO, 5.00%, 10/01/24	100	100,516
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	25,073
County of Montgomery MD, 5.00%, 11/01/27 (PR 11/01/24)	830	835,722
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	1,000	1,002,009
Series A, 5.00%, 11/01/24	350	352,422
Series A, 5.00%, 12/01/24	125	126,031
Series A, 5.00%, 11/01/26 (PR 11/01/24)	465	468,206
Series B, 5.00%, 11/01/24	50	50,346
County of Prince George's MD GOL
5.00%, 07/01/24	900	901,473
Series A, 4.00%, 09/01/24	430	430,358
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27 (PR 07/01/24)	1,500	1,502,621
Maryland State Transportation Authority RB, 5.00%, 07/01/24	165	165,251
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	235,227
5.00%, 05/01/24	360	360,000
5.00%, 10/01/24	1,315	1,322,109
5.00%, 11/01/24	560	563,766
State of Maryland GO
Series B, 5.00%, 08/01/24	2,510	2,517,278
Series C, 5.00%, 08/01/24	1,185	1,188,318
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	90	90,017
4.00%, 06/01/37 (PR 06/01/24) (GTD)	5,000	4,999,619
		19,161,388
Massachusetts — 2.2%
Boston Water & Sewer Commission RB
3.50%, 11/01/31 (PR 11/01/24)	1,000	999,323
Security	Par (000)	Value
Massachusetts (continued)
5.00%, 11/01/24	$60	$60,528
City of Boston MA GO, Series A, 5.00%, 11/01/24	710	715,124
Commonwealth of Massachusetts GOL
Series 7, 5.00%, 07/01/24	130	130,243
Series A, 5.00%, 07/01/24	80	80,149
Series B, 5.00%, 11/01/24	1,115	1,122,498
Series C, 5.00%, 07/01/24	60	60,112
Series C, 5.00%, 10/01/24	515	517,785
Series C, 5.50%, 12/01/24 (AMBAC)	135	136,466
Series H, 5.00%, 12/01/24	730	735,851
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	230	230,171
Massachusetts Bay Transportation Authority Assessment Revenue RB, Series A, 5.00%, 07/01/24	135	135,228
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
Series A, 5.00%, 07/01/24	955	956,611
Series B, 5.50%, 07/01/24 (NPFGC)	215	215,535
Series C, 5.50%, 07/01/24	325	325,809
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	435	436,305
Series 22, 5.00%, 08/01/24	675	677,024
Massachusetts School Building Authority RB
5.00%, 11/15/24	380	382,764
Series C, 5.00%, 08/15/24	260	260,846
Massachusetts State College Building Authority, 5.00%, 05/01/24 (ST INTERCEPT)	200	200,000
Massachusetts Water Resources Authority, 5.00%, 08/01/24, (ETM)	310	310,864
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (ETM)	285	285,794
Series B, 5.00%, 08/01/24	20	20,056
Series C, 5.00%, 08/01/24	655	656,967
University of Massachusetts Building Authority RB
5.00%, 05/01/24	125	125,000
Series 2021-1, 5.00%, 11/01/24	285	286,937
		10,063,990
Michigan — 0.5%
Chippewa Valley Schools GO, Series B, 5.00%, 05/01/24 (Q-SBLF)	250	250,000
Great Lakes Water Authority Sewage Disposal System Revenue RB, 5.00%, 07/01/24	100	100,166
Michigan Finance Authority RB
5.00%, 07/01/24 (AGM)	100	100,152
5.00%, 10/01/24	140	140,694
Series B, 5.00%, 10/01/24	240	241,189
Series C-3, 5.00%, 07/01/24 (AGM)	115	115,175
Michigan State Building Authority RB, 4.00%, 10/15/24	150	150,188
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	15,000
State of Michigan GO, Series A, 5.00%, 12/01/24	310	312,431
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/24	780	785,301
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	50,339
		2,260,635
Minnesota — 1.0%
City of Minneapolis MN GO, 5.00%, 12/01/24	400	403,186
County of Hennepin MN GO
5.00%, 12/01/24	480	483,823
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota (continued)
Series A, 5.00%, 12/01/24	$350	$352,788
Metropolitan Council GO, Series E, 5.00%, 12/01/24	255	256,958
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	160	160,858
State of Minnesota GO
5.00%, 09/01/24	1,115	1,119,730
Series A, 5.00%, 08/01/24	1,260	1,263,935
Series B, 5.00%, 08/01/24	105	105,328
Series B, 5.00%, 10/01/24	155	155,864
Series E, 5.00%, 10/01/24	145	145,808
University of Minnesota RB, 5.00%, 12/01/24	245	247,040
		4,695,318
Mississippi — 0.2%
State of Mississippi GO
5.00%, 10/01/24	200	201,279
Series B, 5.00%, 09/01/24	90	90,441
Series C, 4.00%, 10/01/24	185	185,431
Series C, 5.00%, 10/01/24	555	558,550
		1,035,701
Missouri — 0.5%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	275	275,634
Curators of the University of Missouri (The) RB, Series A, 5.00%, 11/01/24	500	503,078
Metropolitan St Louis Sewer District RB, 5.00%, 05/01/24	155	155,000
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	820	820,000
Series A, Series A, 5.00%, 05/01/24	130	130,000
Series B, 5.00%, 05/01/24	110	110,000
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 4.00%, 07/01/24	135	135,033
		2,128,745
Montana — 0.1%
State of Montana GO, 5.00%, 08/01/24	235	235,509
Nebraska — 0.3%
City of Omaha NE GO
Series B, 5.00%, 11/15/24	55	55,357
Series B, 5.00%, 11/15/26 (PR 11/15/24)	50	50,344
Omaha Public Power District RB, Series B, 5.00%, 02/01/31 (PR 08/01/24)	1,240	1,243,578
		1,349,279
Nevada — 2.4%
Clark County School District GOL
Series A, 5.00%, 06/15/24	350	350,420
Series B, 5.00%, 06/15/24	185	185,222
Series C, 5.00%, 06/15/24	660	660,791
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	215	215,382
County of Clark NV GOL
5.00%, 06/01/24	135	135,101
5.00%, 11/01/24	670	673,989
5.00%, 12/01/24	1,765	1,777,558
Series A, 5.00%, 11/01/24	310	311,846
Series B, 5.00%, 11/01/24	275	276,637
Serise A, 5.00%, 12/01/24	455	458,237
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/24	940	941,624
Series C, 5.00%, 07/01/24	365	365,630
Security	Par (000)	Value
Nevada (continued)
County of Clark NV RB, 5.00%, 07/01/24	$330	$330,586
County of Clark NV Sales & Excise Tax Revenue RB, 5.00%, 07/01/24	165	165,265
Las Vegas Valley Water District, 5.00%, 12/01/24	260	261,999
Las Vegas Valley Water District GOL, Series B, 5.00%, 06/01/24	1,300	1,300,808
State of Nevada GOL
5.00%, 08/01/24	100	100,270
Series B, 5.00%, 11/01/24	480	482,992
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	1,595	1,607,327
Series A, Series A, 5.00%, 12/01/24	100	100,773
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	105	105,083
		10,807,540
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	50,076
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	50,168
Series E, 5.00%, 08/15/24	15	15,050
State of New Hampshire GO
5.00%, 12/01/24	500	504,008
Series B, 5.00%, 12/01/24	210	211,683
		830,985
New Jersey — 2.5%
County of Essex NJ GO, Series B, 5.00%, 09/01/24 (SCH BD RES FD)	110	110,471
County of Monmouth NJ, 5.00%, 07/15/24	145	145,373
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD)	115	115,915
Series A, 4.00%, 08/01/24	400	400,199
New Jersey Economic Development Authority, 5.00%, 11/01/24	130	130,663
New Jersey Economic Development Authority RB
5.00%, 06/15/24	720	720,656
Series AAA, 4.00%, 06/15/24	120	119,963
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	55,236
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	2,285	2,287,434
Series UU, 5.00%, 06/15/24	190	190,173
Series XX, 4.00%, 06/15/24 (SAP)	735	734,810
Series XX, 5.00%, 06/15/24 (SAP)	135	135,123
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24	105	105,185
Series A, 5.00%, 09/01/24	290	290,847
Series B, 5.00%, 07/01/24	225	225,396
Series I, 5.00%, 07/01/24	170	170,299
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	975	975,952
Series A-1, 5.00%, 06/15/24	520	520,527
Series AA, 4.00%, 06/15/24	165	164,940
Series AA, 5.00%, 06/15/24	180	180,164
State of New Jersey GO
5.00%, 06/01/24	525	525,411
Series A, 5.00%, 06/01/24	3,215	3,217,518
		11,522,255
New Mexico — 0.6%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/24	1,325	1,326,583
Series D, 5.00%, 06/15/24	95	95,148
Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/24	$1,200	$1,202,203
		2,623,934
New York — 10.8%
City of New York GO
Series 1, 5.00%, 08/01/24	100	100,312
Series A, 5.00%, 08/01/24	1,210	1,213,780
Series A-1, 5.00%, 08/01/24	1,295	1,299,045
Series A-2015, 5.00%, 08/01/24	230	230,718
Series C, 5.00%, 08/01/24	1,920	1,925,997
Series E, 5.00%, 08/01/24	685	687,140
Series J, 5.00%, 08/01/24	540	541,687
City of New York NY GO
Series 1, 5.00%, 08/01/24	585	586,827
Series A-2015, 2.50%, 08/01/24	300	298,259
Series B-1, 5.00%, 12/01/24	50	50,398
Series C, 5.00%, 08/01/24	315	315,984
Series F6, VRDN,3.80%, 06/01/44 (Put 04/30/24)(a)	2,000	2,000,000
County of Monroe NY GOL, 5.00%, 06/01/24	1,000	1,000,832
County of Nassau NY GOL, 5.00%, 10/01/24	600	602,849
County of Onondaga NY GOL, 5.00%, 05/01/24	60	60,000
County of Suffolk NY GOL, 5.00%, 10/01/24	100	100,454
County of Westchester NY GOL, Series A, 5.00%, 12/01/24	125	126,067
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/24 (SAW)	250	250,000
Long Island Power Authority RB
Series A, 0.00%, 12/01/24 (AGM)(b)	50	48,785
Series A, 5.00%, 09/01/24	155	155,611
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	130	130,116
Series A-1, 5.00%, 11/15/24	280	281,720
Series A2, 5.00%, 11/15/24	25	25,154
Series A-2, 5.00%, 11/15/24	90	90,553
Series B, 5.00%, 11/15/24	645	648,962
Series B, 5.25%, 11/15/24 (AMBAC)	300	302,656
Series B-1, 5.00%, 11/15/24	260	261,908
Series B-2, 5.00%, 11/15/24	185	186,358
Series C, 5.00%, 11/15/24	190	191,170
Series C-1, 5.00%, 11/15/24	855	860,252
Series F, 5.00%, 11/15/24	470	472,887
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/24	200	201,603
New York City Municipal Water Finance Authority RB
VRDN,3.77%, 06/15/51 (Put 05/15/24)(a)	1,100	1,100,000
VRDN,3.85%, 06/15/53 (Put 04/30/24)(a)	6,750	6,750,000
Series AA, 5.00%, 06/15/24	2,105	2,107,311
Series AA2, VRDN,3.80%, 06/15/50 (Put 04/30/24)(a)	2,200	2,200,000
Series BB2, 4.00%, 06/15/24	45	44,995
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/24 (SAW)	545	546,221
Series S, 4.00%, 07/15/24 (SAW)	140	140,031
Series S, 5.00%, 07/15/24 (ETM) (SAW)	435	435,873
Series S-1, 5.00%, 07/15/24 (SAW)	310	310,690
Series S-3, 5.00%, 07/15/24 (SAW)	125	125,280
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/24	125	124,232
5.00%, 11/01/24	3,430	3,452,895
VRDN,3.80%, 08/01/39 (Put 04/30/24)(a)	2,500	2,500,000
Security	Par (000)	Value
New York (continued)
VRDN,3.80%, 02/01/45 (Put 04/30/24)(a)	$2,000	$2,000,000
Series A4, VRDN,3.85%, 08/01/39 (Put 04/30/24)(a)	2,900	2,900,000
Series C, 5.00%, 11/01/24	1,890	1,902,616
New York City Transitional Finance Authority RB, 5.00%, 08/01/24	50	50,146
New York State Dormitory Authority RB
5.00%, 07/01/24	110	110,203
Series A, 5.00%, 07/01/24	560	560,991
Series A, 5.00%, 10/01/24 (SAW)	100	100,516
Series B, 5.00%, 10/01/24	15	15,077
Series F, 5.00%, 10/01/24 (SAW)	110	110,568
New York State Environmental Facilities Corp., 5.00%, 06/15/24	75	75,094
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	750	750,942
Series A, 4.00%, 06/15/24	90	90,008
Series D, 5.00%, 09/15/24	135	135,651
Port Authority of New York & New Jersey RB
5.00%, 07/15/24	200	200,466
Series 194, 5.00%, 10/15/24	1,320	1,327,848
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	815	820,003
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/24	1,750	1,762,675
Series A, 5.00%, 11/15/24	1,320	1,329,811
Series C-1, 5.00%, 11/15/24	200	201,487
		49,529,714
North Carolina — 2.4%
City of Charlotte NC COP, 5.00%, 06/01/24	125	125,115
City of Charlotte NC GO, Series A, 5.00%, 06/01/24	140	140,118
City of Charlotte NC Storm Water Revenue RB, 5.00%, 12/01/24	15	15,119
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/24	280	280,505
City of Durham NC Water & Sewer Utility System Revenue RB, 4.00%, 08/01/24	170	170,097
City of Raleigh NC RB, Series A, 5.00%, 06/01/24	160	160,132
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/24	215	215,177
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	10,009
City of Winston-Salem Water & Sewer System Revenue, 5.00%, 06/01/33 (PR 06/01/24)	2,350	2,351,946
County of Alamance NC GO, 5.00%, 05/01/24	1,000	1,000,000
County of Buncombe NC RB
5.00%, 06/01/24	125	125,103
Serise A, 5.00%, 06/01/24	175	175,144
County of Durham NC GO, 5.00%, 10/01/24	45	45,245
County of Forsyth NC GO, 5.00%, 12/01/24	365	367,947
County of Guilford NC GO, Series B, 5.00%, 05/01/24	235	235,000
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/24	125	125,514
Series A, 5.00%, 12/01/24	175	176,403
Series B, 5.00%, 12/01/24	210	211,683
County of Mecklenburg NC RB, 5.00%, 10/01/24	100	100,512
County of Wake NC RB
Series A, 5.00%, 08/01/24	285	285,834
Series A, 5.00%, 12/01/24	110	110,875
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	95	95,547
State of North Carolina GO, Series C, 5.00%, 05/01/24	3,230	3,230,000
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina (continued)
State of North Carolina RB
Series B, 5.00%, 05/01/24	$165	$165,000
Series B, 5.00%, 06/01/24	1,115	1,115,992
		11,034,017
North Dakota — 0.0%
North Dakota Building Authority RB, 5.00%, 12/01/24	55	55,359
Ohio — 3.0%
Cincinnati City School District GO, 5.25%, 12/01/24 (NPFGC)	150	151,304
City of Cincinnati OH Water System Revenue RB, 5.00%, 12/01/24	240	241,910
City of Columbus OH GO, Series A, 4.00%, 08/15/24	455	455,281
City of Columbus OH GOL, Series 6, 5.00%, 08/15/24	280	280,959
County of Franklin OH GOL, 5.00%, 12/01/24	25	25,199
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	265	267,017
Miami University/Oxford OH RB, 5.00%, 09/01/24	485	486,712
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44 (PR 11/15/24)	1,250	1,257,944
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/32 (PR 11/15/24)	500	503,178
Ohio Higher Educational Facility Commission RB, 5.00%, 12/01/24	80	80,519
Ohio State University (The) RB
5.00%, 12/01/24	1,730	1,743,712
Series A, 5.00%, 12/01/24	300	302,378
Ohio University RB, Series A, 5.00%, 12/01/24	165	166,118
Ohio Water Development Authority RB
5.00%, 12/01/24	275	277,189
Series B, 5.00%, 12/01/24	210	211,671
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/24	255	255,221
5.00%, 12/01/24	160	161,273
Series 2015A, 5.00%, 06/01/24	840	840,727
Series 2015-A, 5.00%, 12/01/24	260	262,069
Princeton City School District GO, 4.00%, 12/01/32 (PR 12/01/24)	795	796,098
State of Ohio, 5.00%, 05/01/27 (PR 05/01/24)	945	945,000
State of Ohio GO
Series A, 4.00%, 05/01/24 (ETM)	5	5,000
Series A, 5.00%, 09/01/24	215	215,891
Series A, 5.00%, 09/15/24	180	180,854
Series B, 5.00%, 08/01/24	125	125,372
Series B, 5.00%, 09/15/24	1,140	1,145,410
Series U, 5.00%, 05/01/24	165	165,000
Serise A, 5.00%, 05/01/24	150	150,000
Serise A, 5.00%, 06/15/24	200	200,268
State of Ohio GOL, 5.00%, 09/01/24	925	928,833
State of Ohio RB
5.00%, 10/01/24	155	155,800
5.00%, 12/01/24	95	95,729
Series A, 5.00%, 12/01/24	485	488,721
Series B, 5.00%, 10/01/24	35	35,181
Series C, 5.00%, 12/01/24	195	196,496
		13,800,034
Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	480	479,945
Series A, 5.00%, 06/01/24	990	990,728
Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Agricultural & Mechanical Colleges RB, 4.00%, 07/01/24	$100	$100,009
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	520	520,747
Series B, 5.00%, 07/01/24	55	55,079
Series C, 5.00%, 07/01/24	30	30,043
		2,176,551
Oregon — 1.6%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/24	175	175,491
City of Portland OR GOL, Series B, 5.00%, 06/15/24	175	175,231
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/24	100	100,120
Series A, 5.00%, 05/01/24	215	215,000
Series A, 5.00%, 10/01/24	125	125,642
Series B, 5.00%, 06/01/24	225	225,186
City of Portland OR Water System Revenue RB, Series A, 5.00%, 05/01/24	350	350,000
City of Portland Oregon Water System Revenue RB, 5.00%, 05/01/24	180	180,000
County of Multnomah OR GOL, 5.00%, 06/01/24	1,050	1,050,911
Multnomah County School District No. 1 Portland/Oregon GO, 5.00%, 06/15/24 (GTD)	550	550,706
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/24 (GTD)(b)	125	124,394
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/24	850	855,912
Series A, 5.00%, 11/15/28 (PR 11/15/24)	700	704,968
Series A, 5.00%, 11/15/29 (PR 11/15/24)	375	377,661
State of Oregon GO
Series A, 5.00%, 05/01/24	900	900,000
Series B, 5.00%, 08/01/24	165	165,470
Series H, 5.00%, 05/01/24	145	145,000
Series K, 5.00%, 11/01/24	200	201,306
Series O, 5.00%, 08/01/24	25	25,071
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	200,245
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/31 (PR 06/15/24) (GTD)	530	530,629
		7,378,943
Pennsylvania — 4.3%
City of Philadelphia PA GO
5.00%, 08/01/24	395	395,861
Series A, 5.00%, 08/01/24	525	526,144
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 10/01/24	1,385	1,392,317
5.00%, 11/01/24	140	140,859
Series A, 5.00%, 07/01/45 (PR 07/01/24)	555	555,885
Series B, 5.00%, 11/01/24	655	659,019
Commonwealth of Pennsylvania, 5.00%, 10/01/24	1,800	1,809,510
Commonwealth of Pennsylvania GO
5.00%, 07/15/24	1,520	1,523,500
First Series, 5.00%, 08/15/24	1,150	1,153,906
First Series, 5.00%, 09/15/24	650	652,989
Second Series, 5.00%, 09/15/24	1,320	1,326,070
County of Berks PA GO, 5.00%, 11/15/24	200	201,380
County of Chester PA GO, 5.00%, 07/15/24	90	90,191
Delaware County Authority RB, 5.00%, 08/01/24	45	45,113
Delaware River Joint Toll Bridge Commission RB, Series B, 5.00%, 07/01/24	125	125,217
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Delaware Valley Regional Finance Authority RB, 5.00%, 11/01/24	$150	$150,861
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 08/15/24	100	100,295
Pennsylvania State University (The) RB, 5.00%, 09/01/24	120	120,499
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 5.00%, 12/01/24	195	196,440
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue RB, 5.00%, 12/01/24	60	60,405
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	105,069
5.00%, 12/01/24	2,500	2,518,460
VRDN,3.80%, 12/01/38 (Put 05/01/24)(a)	5,250	5,250,000
Series A, 5.00%, 12/01/24	85	85,574
Series A-1, 5.00%, 12/01/24	220	221,624
Series A-2, 5.00%, 12/01/24	295	297,178
Series B, 5.00%, 12/01/24	180	181,329
		19,885,695
Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	505	504,892
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	240	241,308
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	290	291,317
State of Rhode Island GO
5.00%, 08/01/24	220	220,561
Series D, 5.00%, 08/01/24	515	516,314
		1,774,392
South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	1,700	1,713,236
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	290	291,935
Greenville County School District RB, 5.00%, 12/01/24	300	302,198
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	965	970,059
		3,277,428
Tennessee — 1.0%
City of Chattanooga TN GO, 5.00%, 11/01/24	100	100,683
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	175	176,273
County of Blount TN GO, Series B, 5.00%, 06/01/24	180	180,141
County of Knox TN GO, 5.00%, 06/01/24	145	145,117
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/24	385	385,127
Series B, 5.00%, 05/15/24	200	200,066
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/24	100	100,184
Series A, 5.00%, 07/01/24	220	220,404
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/24	165	165,265
State of Tennessee GO
5.00%, 09/01/24	125	125,526
5.00%, 11/01/24	110	110,756
Series B, 5.00%, 09/01/26 (PR 09/01/24)	1,065	1,069,147
Security	Par (000)	Value
Tennessee (continued)
Tennessee State School Bond Authority, 5.00%, 11/01/24 (ST INTERCEPT)	$475	$478,111
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT)	255	256,671
Series A, 5.00%, 11/01/24	370	372,424
Series B, 5.00%, 11/01/24	495	498,242
		4,584,137
Texas — 8.7%
Austin Community College District GOL, 5.00%, 08/01/24	475	476,239
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	1,230	1,233,423
Series A, 4.00%, 08/01/24 (PSF)	125	125,045
Series A, 5.00%, 08/01/24 (PSF)	55	55,153
Board of Regents of the University of Texas System RB
Series C, 5.00%, 08/15/24	360	361,238
Series D, 5.00%, 08/15/24	155	155,533
Series E, 5.00%, 08/15/24	175	175,602
Series H, 5.00%, 08/15/24	315	316,083
Series J, 5.00%, 08/15/24	275	275,946
Central Texas Turnpike System RB
0.00%, 08/15/24(b)	565	558,567
Series A, 0.00%, 08/15/24 (AMBAC)(b)	90	88,900
Series C, 5.00%, 08/15/24	125	125,146
City of Arlington TX GOL, Series A, 5.00%, 08/15/24	205	205,681
City of Arlington TX Water & Wastewater System Revenue RB, 5.00%, 06/01/24	700	700,636
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/24	580	583,798
City of Austin TX GOL
5.00%, 09/01/24	445	446,672
Series A, 5.00%, 09/01/24	230	230,864
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/24	155	155,044
5.00%, 11/15/24	875	880,281
City of Carrollton TX GOL, 5.00%, 08/15/24	1,000	1,003,090
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/24	835	839,320
Series C, 5.00%, 10/01/24	390	392,018
City of El Paso TX GOL, 5.00%, 08/15/24	150	150,476
City of Houston Texas Combined Utility System Revenue RB, Series C, 5.00%, 05/15/24	600	600,216
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	535	538,701
Series D, 5.00%, 11/15/24	645	649,463
City of Irving TX GOL, 5.00%, 09/15/24	150	150,620
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	60,170
City of Plano TX GOL, 5.00%, 09/01/24	50	50,183
City of Round Rock TX GOL, 5.00%, 08/15/24	110	110,343
City of San Antonio Texas GOL, 5.00%, 08/01/24	735	737,009
City of San Antonio TX GOL, 5.00%, 08/01/24	265	265,724
County of Bexar TX GOL, 5.00%, 06/15/24	105	105,139
County of Denton TX GOL, 5.00%, 07/15/24	105	105,219
County of Harris Texas Toll Road Revenue RB, Series A, 5.00%, 08/15/24	380	381,229
County of Harris TX GOL, 5.00%, 10/01/24	2,080	2,090,076
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	80,205
Dallas Area Rapid Transit RB
5.00%, 12/01/32 (PR 12/01/24)	2,500	2,520,534
20
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Series A, 5.00%, 12/01/24	$1,265	$1,273,638
Dallas Fort Worth International Airport RB, 5.00%, 11/01/24	700	704,310
Denton Independent School District GO, 0.00%, 08/15/24 (PSF)(b)	200	197,784
Fort Bend Independent School District GO, Series C, 5.00%, 08/15/24 (PSF)	105	105,346
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	160	160,549
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(b)	150	148,308
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/24 (PSF)	170	170,516
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	65,176
Series A, 5.00%, 08/01/24 (PSF)	430	431,165
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(b)	150	148,467
Leander Independent School District GO
Series C, 0.00%, 08/15/37 (PR 08/15/24)(b)	700	354,074
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(b)	10,000	2,825,011
Series D, 0.00%, 08/15/24 (PSF)(b)	125	123,576
Lewisville Independent School District GO
5.00%, 08/15/24	545	546,575
5.00%, 08/15/24 (PSF)	410	411,302
Lower Colorado River Authority RB
5.00%, 05/15/24	390	390,129
Series B, 5.00%, 05/15/24	160	160,053
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/24	100	100,610
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/24	250	251,525
Series A, 5.00%, 11/01/24	240	241,464
Series B, 5.00%, 11/01/24	185	186,129
Series D, 5.00%, 11/01/24	285	286,739
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System RB, 5.50%, 06/01/24	50	50,055
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/24	375	376,285
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	370	371,057
5.00%, 08/15/24 (PSF)	375	376,266
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/24	110	110,203
Series B, 5.00%, 07/01/24	1,235	1,237,277
Round Rock Independent School District GO
5.00%, 08/01/24	195	195,543
5.00%, 08/01/24 (PSF)	30	30,086
San Antonio Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	200	200,629
San Antonio Water System RB
Series A, 5.00%, 05/15/24	710	710,256
Series B, 5.00%, 05/15/24	120	120,043
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	105	105,303
State of Texas GO
5.00%, 08/01/24	345	346,026
5.00%, 10/01/24	110	110,599
Security	Par (000)	Value
Texas (continued)
Series A, 5.00%, 10/01/24	$2,710	$2,724,764
Series A, 5.00%, 10/01/39 (PR 10/01/24)	1,000	1,004,932
Texas A&M University RB
Series C, 5.00%, 05/15/24	875	875,274
Series E, 4.00%, 05/15/24	25	24,999
Texas State Technical College, 5.00%, 08/01/24 (AGM)	150	150,325
Texas State Technical College RB, 5.00%, 10/15/24	245	246,413
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/24	570	572,683
Series A, 5.00%, 10/01/24	135	135,636
Texas Water Development Board, 5.00%, 08/01/24	760	762,147
Texas Water Development Board RB
5.00%, 08/01/24	215	215,607
5.00%, 10/15/24	100	100,579
Series A, 5.00%, 10/15/24	280	281,621
Series B, 5.00%, 10/15/24	145	145,840
Trinity River Authority Central Regional Wastewater System Revenue RB
3.00%, 08/01/24	245	243,962
5.00%, 08/01/24	310	310,986
Trinity River Authority Mountain Creek Regional Wastewater System RB, 5.00%, 08/01/24	105	105,334
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	20,066
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	125	125,411
		39,648,239
Utah — 0.8%
Central Utah Water Conservancy District RB, 5.00%, 10/01/24	100	100,505
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	110	110,112
Davis School District GO, 5.00%, 06/01/24 (GTD)	315	315,222
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	190	190,306
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	120	120,000
State of Utah GO, 5.00%, 07/01/24	1,835	1,838,521
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	400	400,131
Utah Transit Authority RB
5.00%, 06/15/24	185	185,198
Series A, 5.00%, 06/15/24	495	495,531
		3,755,526
Vermont — 0.2%
State of Vermont GO, Series A, 5.00%, 08/15/24	1,000	1,003,971
Virginia — 3.0%
City of Alexandria VA GO
Series A, 5.00%, 07/15/24 (SAW)	105	105,246
Series C, 5.00%, 07/15/24 (SAW)	100	100,234
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	250	251,918
City of Hampton VA GO, Series A, 5.00%, 09/01/24	355	356,447
City of Newport News VA GO, Series A, 5.00%, 08/01/24	100	100,292
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	150,584
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	602,336
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/24	280	281,759
City of Richmond VA GO, Series B, 5.00%, 07/15/24 (SAW)	440	440,986
Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Commonwealth of Virginia GO
5.00%, 06/01/24	$1,000	$1,000,767
Series B, 5.00%, 06/01/24	55	55,042
County of Arlington VA, 5.00%, 08/01/24	140	140,420
County of Arlington VA GO
5.00%, 08/15/24	125	125,442
5.00%, 08/15/24 (SAW)	85	85,301
Series A, 5.00%, 08/15/24	75	75,265
County of Fairfax VA GO
4.00%, 10/01/24 (SAW)	75	75,082
Series A, 4.00%, 10/01/24 (SAW)	250	250,274
Series A, 5.00%, 10/01/24 (SAW)	830	834,283
Series B, 5.00%, 10/01/24 (SAW)	130	130,671
County of Henrico VA GO, 5.00%, 08/01/24 (SAW)	50	50,146
County of Loudoun VA GO
4.00%, 12/01/24	205	205,465
5.00%, 12/01/24 (SAW)	1,000	1,007,958
County of Prince William VA GO, 5.00%, 08/01/24 (SAW)	260	260,760
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/24	545	545,159
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	165	165,306
Series A, 5.00%, 08/01/24	175	175,512
Virginia College Building Authority RB
Series A, 5.00%, 09/01/24 (SAW)	50	50,203
Series B, 5.00%, 09/01/24	370	371,502
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/24	150	150,701
Series A, 5.00%, 05/15/24	1,035	1,035,399
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	950	952,542
Series C, 5.00%, 08/01/24	190	190,508
Virginia Public School Authority, 5.00%, 08/01/24	285	285,798
Virginia Public School Authority RB
5.00%, 08/01/24	205	205,574
5.00%, 08/01/24 (SAW)	1,170	1,173,300
Series C, 5.00%, 08/01/24 (SAW)	275	275,770
Virginia Resources Authority RB
5.00%, 11/01/24	555	558,874
5.00%, 11/01/24 (MO)	175	176,160
Series A, 5.00%, 11/01/24	620	624,383
Series D, 5.00%, 11/01/24	170	171,202
		13,794,571
Washington — 5.2%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/24	170	171,104
Series S-1, 5.00%, 11/01/24	1,060	1,066,884
City of Bellevue WA GOL, 5.00%, 12/01/24	200	201,538
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 09/01/24	1,000	1,003,989
City of Seattle WA GO, 5.00%, 12/01/24	535	539,237
City of Seattle WA GOL
4.00%, 05/01/24	70	70,000
Series A, 5.00%, 06/01/24	290	290,249
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 05/01/24	80	80,000
5.00%, 09/01/24	420	421,675
VRDN,3.82%, 11/01/46 (Put 04/30/24)(a)	7,000	7,000,000
Series C, 5.00%, 10/01/24	125	125,657
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	250	250,727
Security	Par (000)	Value
Washington (continued)
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	$25	$25,195
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	100,752
County of King WA GOL
5.00%, 06/01/24	990	990,851
Series C, 5.00%, 12/01/24	55	55,442
Series E, 5.00%, 12/01/24	70	70,558
County of King WA Sewer Revenue RB
5.00%, 07/01/24	320	320,536
Series B, 5.00%, 07/01/24	615	616,030
County of Snohomish WA GOL, 5.00%, 12/01/24	105	105,838
County of Spokane WA GOL, 5.00%, 12/01/24	415	418,072
Energy Northwest RB
5.00%, 07/01/24	530	530,845
Series A, 5.00%, 07/01/24	1,055	1,056,683
King County Rural Library District GO, 4.00%, 12/01/24	200	200,229
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	80	80,169
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	350	350,741
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	200	201,503
King County School District No. 411 Issaquah GO
5.00%, 12/01/24	160	161,230
5.00%, 12/01/24 (GTD)	175	176,346
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	155	156,272
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	390	393,156
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	75	75,585
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	230	231,795
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	85,605
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	215	216,678
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	175	176,366
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/24 (GTD)	100	100,780
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	85,702
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/24 (GTD)	150	151,171
State of Washington
5.00%, 06/01/24	500	500,437
5.00%, 08/01/24	310	310,914
State of Washington COP
Series A, 5.00%, 07/01/24	120	120,220
Series B, 5.00%, 07/01/24	420	420,771
State of Washington GO
5.00%, 07/01/24	80	80,150
Series 2016A, 5.00%, 07/01/24	245	245,458
Series A-1, 5.00%, 08/01/24	520	521,534
Series B, 5.00%, 07/01/24	100	100,187
Series C, 0.00%, 06/01/24 (AMBAC)(b)	100	99,675
Series C, 0.00%, 06/01/24 (NPFGC)(b)	25	24,919
Series E, 0.00%, 12/01/24(b)	60	58,702
Series E, 5.00%, 06/01/24	1,050	1,050,917
Series R-2015C, 5.00%, 07/01/24	60	60,112
22
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Series R-2015E, 5.00%, 07/01/24	$180	$180,336
State of Washington RB, 5.00%, 09/01/24	900	903,372
University of Washington RB, Serise A, 5.00%, 12/01/24	420	423,329
Washington State University RB, 5.00%, 10/01/24	345	346,559
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	25	25,195
		23,827,977
West Virginia — 0.7%
State of West Virginia GO
5.00%, 06/01/24	270	270,178
5.00%, 12/01/24	945	952,520
Series A, 0.00%, 11/01/24 (NPFGC)(b)	140	137,304
Series A, 5.00%, 06/01/24	555	555,366
Series A, 5.00%, 12/01/24	25	25,199
Series B, 5.00%, 06/01/24	45	45,030
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	965	968,521
West Virginia Lottery Excess Lottery Revenue RB, Series A, 5.00%, 07/01/24	320	320,550
		3,274,668
Wisconsin — 2.1%
City of Madison WI GO, Series A, 4.00%, 10/01/24	445	445,581
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	140	140,694
State of Wisconsin, 5.00%, 05/01/24	650	650,000
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/25 (PR 06/01/24)	155	155,091
5.00%, 06/01/26 (PR 06/01/24)	185	185,124
Security	Par (000)	Value
Wisconsin (continued)
5.00%, 06/01/31 (PR 06/01/24)	$500	$500,336
Series 1, 5.00%, 06/01/24	85	85,050
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24	240	240,188
Serise A, 5.00%, 06/01/24	610	610,478
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	410	412,737
Series 2, 5.00%, 11/01/24	2,320	2,335,487
Series A, 5.00%, 05/01/24	375	375,000
Series C, 5.00%, 05/01/24	230	230,000
State of Wisconsin RB
Series A, 5.00%, 05/01/24	760	760,000
Series B, 5.00%, 05/01/24	140	140,000
Wisconsin Department of Transportation RB
5.00%, 07/01/36 (PR 07/01/24)	1,830	1,833,222
Series 2, 5.00%, 07/01/24	485	485,818
Series A, 5.00%, 07/01/24	220	220,371
		9,805,177
Total Investments — 102.9% (Cost: $473,009,653)		470,814,994
Liabilities in Excess of Other Assets — (2.9)%		(13,488,294)
Net Assets — 100.0%		$457,326,700

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash(a)	$493,644	$—	$(493,676)(b)	$46	$(14)	$—	—	$18,452	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$470,814,994	$—	$470,814,994
See notes to financial statements.
24
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 0.5%
Alabama Federal Aid Highway Finance Authority RB, Series H, 5.00%, 09/01/25	$990	$1,010,027
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/25	150	153,516
Series B, 5.00%, 05/01/25	445	451,593
City of Huntsville AL GOL
5.00%, 05/01/25	180	182,633
Series E, 5.00%, 11/01/25	115	117,698
State of Alabama GO, 5.00%, 08/01/25	285	290,374
University of Alabama (The) RB
5.00%, 07/01/25	155	157,818
Series B, 5.00%, 07/01/25	260	264,727
		2,628,386
Alaska — 0.2%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	180	182,743
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	90	91,890
Series D, 5.00%, 09/01/25	145	148,045
State of Alaska GO, Series B, 5.00%, 08/01/25	395	401,963
		824,641
Arizona — 2.2%
Arizona Board of Regents RB
5.00%, 07/01/25	320	325,782
Series A, 5.00%, 07/01/25	445	453,040
Series B, 5.00%, 07/01/25	300	305,420
Arizona Health Facilities Authority RB, 5.00%, 01/01/25	410	413,133
Arizona Transportation Board RB
5.00%, 07/01/25	595	605,720
Series A, 5.00%, 07/01/25	610	620,990
City of Phoenix Arizona GO, 5.00%, 07/01/25	575	585,380
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	2,075	2,111,164
Series A, 5.00%, 07/01/25	820	834,427
Series D, 5.00%, 07/01/25	500	508,403
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/25	205	208,583
County of Pima AZ GOL, 4.00%, 07/01/25	130	130,877
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	905	921,084
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/25	185	188,297
Maricopa County Community College District GO, 5.00%, 07/01/25	1,050	1,068,353
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	145	147,551
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	35	35,620
Maricopa County Unified School District No. 69 Paradise Valley GO, 5.00%, 07/01/25	140	142,367
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/25	110	111,935
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/25	285	287,661
Series A, 5.00%, 01/01/25	1,165	1,175,880
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	203,247
University of Arizona (The) RB, 4.00%, 06/01/25	590	592,620
		11,977,534
Security	Par (000)	Value
California — 12.5%
91 Express Lanes Toll Road RB, 5.00%, 08/15/25	$100	$102,198
Bay Area Toll Authority RB, 5.00%, 04/01/25	210	213,067
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	47,958
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	95	97,313
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25	235	236,674
5.00%, 10/01/25	435	445,990
California State Public Works Board RB
4.00%, 10/01/25	195	196,767
5.00%, 05/01/25	265	269,083
5.00%, 08/01/25	1,135	1,157,377
5.00%, 09/01/25	635	648,474
5.00%, 10/01/25	235	240,347
5.00%, 10/01/25 (ETM)	15	15,357
5.00%, 11/01/25	705	722,148
Series A, 5.00%, 06/01/25	110	111,849
Series B, 5.00%, 04/01/25	100	101,386
Series C, 5.00%, 11/01/25	135	138,284
Series D, 5.00%, 04/01/25	235	238,256
Series D, 5.00%, 06/01/25	240	244,034
California State University RB
5.00%, 11/01/25	530	543,787
Series A, 4.00%, 11/01/25	125	126,438
Series A, 5.00%, 11/01/25	2,090	2,144,365
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	100	102,074
Carmel Unified School District Go, 4.00%, 08/01/25	100	100,850
City & County of San Francisco CA GO, 5.00%, 06/15/25	25	25,488
City of Los Angeles CA GO, 5.00%, 09/01/25	425	434,873
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	475	484,320
Series B, 5.00%, 06/01/25	500	509,811
City of Los Angeles Department of Airports RB
5.00%, 05/15/25	530	539,043
Series B, 5.00%, 05/15/25	315	320,428
Series C, 5.00%, 05/15/25	170	172,930
City of Redding CA Electric System Revenue RB, 5.00%, 06/01/25	100	101,610
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	520	533,670
Coast Community College District GO, 5.00%, 08/01/25	75	76,509
Contra Costa Transportation Authority Sales Tax Revenue RB, Series A, 5.00%, 03/01/25	210	212,826
County of Monterey CA COP, 5.00%, 10/01/25	280	286,579
County of Santa Clara CA GO, 5.00%, 08/01/25	180	184,044
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/25	80	81,536
Series A, 4.00%, 06/01/25	270	272,338
Series B, 5.00%, 06/01/25	605	616,612
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	100	101,920
El Camino Community College District Foundation (The) GO
5.00%, 08/01/25	15	15,302
Series-C, 0.00%, 08/01/25(a)	1,100	1,054,178
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	60	57,451
Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Foothill-De Anza Community College District GO
0.00%, 08/01/25(a)	$285	$273,295
4.00%, 08/01/25	150	151,367
Series B, 0.00%, 08/01/25 (NPFGC)(a)	160	153,429
Hillsborough City School District RB, 0.00%, 09/01/25(a)	250	238,690
Imperial Irrigation District Electric System Revenue RB, 5.00%, 11/01/25	125	128,415
Irvine Ranch Water District Water Service Corp., 5.00%, 03/01/25	20	20,254
Irvine Ranch Water District Water Service Corp. Special Assessment, 5.00%, 02/01/25	120	121,370
Long Beach Community College District GO
4.00%, 08/01/25	125	125,911
5.00%, 08/01/25	165	168,320
Long Beach Unified School District GO, 5.00%, 08/01/25	450	459,832
Los Angeles Community College District/CA GO
4.00%, 08/01/25	195	196,920
5.00%, 08/01/25	1,530	1,563,617
Series C, 5.00%, 08/01/25	425	434,338
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 07/01/25	440	448,955
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 06/01/25	1,055	1,074,234
5.00%, 07/01/25	1,485	1,514,369
Series A, 5.00%, 07/01/25	1,160	1,182,941
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/25	335	342,079
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/25	165	168,358
Los Angeles Department of Water & Power RB
5.00%, 07/01/25	145	147,952
Series A, 5.00%, 07/01/25	315	321,411
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/25	80	81,628
Series C, 5.00%, 07/01/25	435	443,853
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/25	385	392,836
Series B, 5.00%, 07/01/25	675	688,738
Los Angeles Unified School District/CA GO
4.00%, 07/01/25	785	790,563
5.00%, 07/01/25	1,700	1,731,276
Series A, 5.00%, 07/01/25	1,710	1,741,459
Los Rios Community College District GO
5.00%, 08/01/25	100	102,025
Series C, 4.00%, 08/01/25	100	100,814
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	190	181,310
Metropolitan Water District of Southern California RB
5.00%, 01/01/25	290	293,128
5.00%, 07/01/25	220	224,478
5.00%, 10/01/25	95	97,431
Series A, 2.50%, 07/01/25	375	368,309
Series A, 5.00%, 07/01/25	515	525,515
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	330	316,176
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	225	215,548
Security	Par (000)	Value
California (continued)
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	$25	$23,929
Orange County Water District RB, Series C, 5.00%, 08/15/25	265	270,858
Palo Alto Unified School District GO
0.00%, 08/01/25(a)	580	555,703
5.00%, 08/01/25	75	76,555
Palomar Community College District GO
5.00%, 08/01/44 (PR 08/01/25)	600	612,010
Series B, 0.00%, 08/01/25(a)	325	309,939
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	30,622
Rancho Water District Financing Authority RB, Series A, 5.00%, 08/01/25	275	280,805
Rio Hondo Community College District/CA GO, 5.00%, 08/01/25	170	173,463
Riverside Community College District GO
0.00%, 08/01/35 (PR 02/01/25)(a)	2,935	1,716,338
Series D, 0.00%, 08/01/25(a)	105	100,049
Riverside County Transportation Commission Sales Tax Revenue RB, 5.00%, 06/01/25	110	111,923
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	25,743
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/25	100	102,197
5.00%, 12/01/25	340	349,763
Sacramento Municipal Utility District RB
5.00%, 07/01/25	655	666,374
5.00%, 08/15/25	280	286,225
Series E, 5.00%, 08/15/25	210	214,669
San Diego Community College District GO, 5.00%, 08/01/25	540	551,731
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	255	258,978
San Diego Public Facilities Financing Authority RB
5.00%, 08/01/25	250	255,431
Series A, 5.00%, 08/01/25	100	102,173
Series B, 5.00%, 08/01/25	510	521,080
San Diego Unified School District/CA GO
5.00%, 07/01/25	235	239,783
5.50%, 07/01/25 (AGM)	190	195,053
Series C-2, 5.50%, 07/01/25 (AGM)	355	364,441
Series D-1, 5.50%, 07/01/25 (NPFGC)	140	143,642
Series J-2, 4.00%, 07/01/25	150	151,354
Series J-2, 5.00%, 07/01/25	140	142,849
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	295	301,118
San Francisco City & County Airport Commission San Francisco International Airport RB
4.00%, 05/01/25	250	251,505
5.00%, 05/01/25	430	436,771
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/25	275	277,998
Series A, 5.00%, 10/01/25	205	210,045
San Francisco County Transportation Authority Sales Tax Revenue RB, 4.00%, 02/01/25	175	175,887
San Jose Evergreen Community College District GO, 5.00%, 09/01/25	125	127,986
26
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	$240	$229,777
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a)	130	124,038
Series B, 0.00%, 09/01/25 (NPFGC)(a)	440	419,820
San Mateo Foster City Public Financing Authority RB
Series B, 5.00%, 08/01/25	1,160	1,183,933
Series-A, 5.00%, 08/01/25	355	362,324
San Mateo Union High School District GO, 0.00%, 09/01/25 (NPFGC)(a)	300	287,179
Santa Clara Unified School District GO, 5.00%, 07/01/25	125	127,775
Santa Clara Valley Transportation Authority RB
5.00%, 04/01/25	35	35,530
Series A, 5.00%, 06/01/25	710	723,172
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/25	175	176,424
Sequoia Union High School District GO
4.00%, 07/01/25	275	277,482
5.00%, 07/01/25	510	520,380
Southern California Public Power Authority RB, 5.00%, 07/01/25	195	199,014
Southwestern Community College District GO, Series D, 5.00%, 08/01/44 (PR 08/01/25)	1,510	1,540,225
State of California Department of Water Resources RB
5.00%, 12/01/25	525	540,541
Series AW, 5.00%, 12/01/25	100	102,960
Series AX, 5.00%, 12/01/25	330	339,768
Series BA, 5.00%, 12/01/25	55	56,628
State of California GO
4.00%, 03/01/25	35	35,154
4.00%, 09/01/25	680	685,699
4.00%, 10/01/25	200	201,773
4.00%, 11/01/25	340	343,280
5.00%, 03/01/25	690	698,640
5.00%, 04/01/25	720	730,109
5.00%, 08/01/25	2,020	2,059,912
5.00%, 09/01/25	2,455	2,507,243
5.00%, 10/01/25	3,470	3,548,278
5.00%, 11/01/25	1,400	1,433,787
5.00%, 12/01/25	115	117,953
Series B, 5.00%, 08/01/25	1,130	1,152,327
Series B, 5.00%, 09/01/25	865	883,407
University of California RB
5.00%, 05/15/25	1,295	1,318,450
Series AO, 5.00%, 05/15/25	665	677,042
Series AY, 5.00%, 05/15/25	195	198,531
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	160	163,419
Whittier Union High School District GO, 0.00%, 08/01/25(a)	290	277,070
		66,750,722
Colorado — 0.9%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	24,737
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	85	85,729
City & County of Denver CO Airport System Revenue RB, Series A, 5.00%, 11/15/25	375	384,191
City & County of Denver Colorado Airport System Revenue RB, 5.00%, 11/15/25	190	194,657
Security	Par (000)	Value
Colorado (continued)
City of Colorado Springs CO Utilities System Revenue RB
5.00%, 11/15/25	$445	$455,696
Series A-1, 5.00%, 11/15/25	500	512,018
Colorado Health Facilities Authority, 5.00%, 11/01/25	100	102,072
County of Adams CO COP, 5.00%, 12/01/25	130	133,025
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	275	281,400
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	415	425,624
Series A, 5.50%, 12/01/25 (SAW)	510	526,949
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	270	256,812
State of Colorado COP
5.00%, 03/15/25	500	506,270
Series K, 5.00%, 03/15/25	230	232,884
Series L, 5.00%, 03/15/25	25	25,314
University of Colorado RB
5.00%, 06/01/25	165	167,553
Series A, 5.00%, 06/01/25 (NPFGC)	375	381,122
		4,696,053
Connecticut — 1.8%
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 02/01/25	120	121,287
State of Connecticut GO
4.00%, 06/01/25	805	810,152
5.00%, 04/15/25	305	309,476
5.00%, 09/15/25	1,315	1,343,494
5.00%, 11/15/25	145	148,653
Series A, 5.00%, 01/15/25	1,685	1,702,153
Series A, 5.00%, 04/15/25	170	172,495
Series B, 3.00%, 06/01/25	100	99,102
Series B, 5.00%, 05/15/25	355	360,738
Series B, 5.00%, 06/15/25	165	167,903
Series C, 5.00%, 06/15/25	420	427,389
Series E, 5.00%, 09/15/25	600	613,001
Series E, 5.00%, 10/15/25	255	261,025
Series F, 5.00%, 11/15/25	410	420,331
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/25	135	138,034
Series A, 5.00%, 01/01/25	245	247,283
Series A, 5.00%, 08/01/25	330	336,425
Series A, 5.00%, 09/01/25	460	469,640
Series B, 5.00%, 08/01/25	425	433,274
Series B, 5.00%, 10/01/25	330	337,417
University of Connecticut RB
5.00%, 11/01/25	195	199,584
5.00%, 11/15/25	100	102,421
Series A, 5.00%, 02/15/25	530	535,908
		9,757,185
Delaware — 1.4%
City of Wilmington DE GO, 5.00%, 12/01/25	55	56,286
County of New Castle DE GO
5.00%, 10/01/33 (PR 10/01/25)	1,565	1,598,967
5.00%, 10/01/35 (PR 10/01/25)	2,260	2,309,051
Delaware Transportation Authority RB
4.00%, 07/01/25	155	156,040
5.00%, 07/01/25	1,100	1,119,817
5.00%, 09/01/25	340	347,125
Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Delaware (continued)
State of Delaware GO
5.00%, 01/01/25	$260	$262,457
5.00%, 03/01/25	260	263,214
5.00%, 10/01/25	225	230,120
Series 2009C, 5.00%, 10/01/25	790	807,976
Series A, 5.00%, 02/01/25	105	106,142
		7,257,195
District of Columbia — 1.9%
District of Columbia GO
5.00%, 02/01/25	715	722,775
Series A, 5.00%, 06/01/25	460	467,733
Series A, 5.00%, 10/15/25	1,200	1,227,841
Series B, 5.00%, 06/01/25	430	437,228
Series D, 5.00%, 06/01/25	250	254,203
Series E, 5.00%, 06/01/25	1,410	1,433,702
District of Columbia Income Tax Revenue RB
5.00%, 12/01/25	280	287,154
Series A, 5.00%, 03/01/25	205	207,500
Series A, 5.00%, 12/01/25	280	287,154
Series B, 5.00%, 10/01/25	485	495,901
Series C, 5.00%, 10/01/25	875	894,667
District of Columbia RB, 5.00%, 12/01/25	255	260,803
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/25	195	199,274
Series A, 5.00%, 10/01/25	550	562,056
Series B, 5.00%, 10/01/25	315	321,948
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/25	200	204,480
Washington Metropolitan Area Transit Authority Dedicated Revenue RB, Series A, 5.00%, 07/15/25	240	244,259
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/25	980	996,756
Series A1, 5.00%, 07/01/25	460	467,865
		9,973,299
Florida — 2.7%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	142,266
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	120	122,188
Series B, 5.00%, 10/01/25	290	295,289
County of Miami-Dade FL GO, Series-D, 5.00%, 07/01/25	320	325,582
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	220	224,639
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/25	420	429,440
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	80	82,128
Florida Department of Environmental Protection RB
5.00%, 07/01/25	2,543	2,585,899
Series A, 5.00%, 07/01/25	462	469,794
Florida Department of Management Services COP, Series A, 5.00%, 08/01/25	525	534,126
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	110	111,919
Hillsborough County Aviation Authority RB, 5.00%, 10/01/25	200	204,202
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	185	187,486
Orange County School Board COP, 5.00%, 08/01/25	50	50,869
Security	Par (000)	Value
Florida (continued)
Palm Beach County School District COP
5.00%, 08/01/25	$500	$508,262
Series B, 5.00%, 08/01/25	180	182,974
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	485	490,712
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	435	440,231
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	365	370,739
Series C, 5.00%, 07/01/25	315	319,953
School District of Broward County/FL GO, 5.00%, 07/01/25	210	213,591
State of Florida Department of Transportation RB, 5.00%, 07/01/25	430	437,590
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/25	255	259,156
Series A, 5.00%, 07/01/25	750	762,223
Series-B, 5.00%, 07/01/25	190	193,096
State of Florida GO
5.00%, 06/01/25	375	381,503
5.00%, 07/01/25	530	539,487
Series A, 5.00%, 06/01/25	302	307,238
Series A, 5.00%, 07/01/25	50	50,895
Series B, 5.00%, 06/01/25	375	381,503
Series B, 5.00%, 07/01/25	35	35,627
Series C, 5.00%, 06/01/25	350	356,070
Series D, 5.00%, 06/01/25	130	132,255
State of Florida Lottery Revenue RB
5.00%, 07/01/25	1,010	1,027,733
Series A, 5.00%, 07/01/25	596	606,464
Series B, 5.00%, 07/01/25	350	356,145
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	145	147,957
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	90	91,531
		14,358,762
Georgia — 2.9%
Association County Commissioners of Georgia COP, 5.00%, 07/15/25	575	585,408
City of Atlanta GA, 5.00%, 12/01/25	250	256,387
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/25	340	345,714
Series A, 5.00%, 07/01/25	145	147,437
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/33 (PR 05/01/25)	2,310	2,346,145
5.75%, 11/01/25 (AGM)	205	212,062
Series B, 5.00%, 11/01/25	250	256,007
County of Forsyth GA GO, 5.00%, 09/01/25	135	137,829
Forsyth County School District GO, 5.00%, 02/01/25	210	212,253
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/25	995	1,010,772
Gwinnett County School District GO
5.00%, 02/01/25	715	722,669
5.00%, 08/01/25	360	367,009
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/25	295	300,780
Henry County School District GO
4.00%, 08/01/25 (SAW)	160	161,023
5.00%, 08/01/25 (SAW)	300	305,546
Henry County Water Authority RB, 5.00%, 02/01/25	250	252,589
28
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC)	$125	$127,382
Series A, 4.00%, 07/01/25	580	583,891
Municipal Electric Authority of Georgia RB, 5.00%, 01/01/25	145	146,060
Private Colleges & Universities Authority RB
Series B, 5.00%, 09/01/25	1,220	1,242,446
Series B, 5.00%, 10/01/25	435	443,596
State of Georgia GO
4.00%, 07/01/25	235	236,657
5.00%, 07/01/25	250	254,590
Series A, 5.00%, 02/01/25	850	859,306
Series A, 5.00%, 07/01/25	170	173,121
Series A1, 5.00%, 02/01/25	745	753,156
Series A-1, 5.00%, 02/01/25	105	106,150
Series C1, 4.00%, 01/01/25	890	892,687
Series C1, 4.00%, 07/01/25	655	659,618
Series E, 5.00%, 12/01/25	1,135	1,164,528
Series F, 5.00%, 01/01/25	135	136,284
Series F, 5.00%, 07/01/25	165	168,029
		15,567,131
Hawaii — 2.0%
City & County Honolulu Hawaii Wastewater System Revenue RB, Series A, 5.00%, 07/01/45 (PR 07/01/25)	600	610,428
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	1,185	1,206,393
5.00%, 07/01/30 (PR 07/01/25)	1,240	1,261,550
Series B, 5.00%, 07/01/25	340	346,138
City & County of Honolulu HI GO
4.00%, 08/01/25	100	100,741
5.00%, 09/01/25	650	663,649
Series A, 5.00%, 10/01/25	245	250,518
Series B, 5.00%, 09/01/25	480	490,079
Series C, 5.00%, 10/01/25	65	66,464
Series E, 5.00%, 09/01/25	320	326,719
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	550	561,189
State of Hawaii GO
5.00%, 01/01/25	175	176,642
5.00%, 10/01/25	895	915,240
Series EZ, 5.00%, 10/01/25	495	506,195
Series FE, 5.00%, 10/01/25	480	490,855
Series FH, 5.00%, 10/01/25	315	322,124
Series FK, 5.00%, 05/01/25	580	588,879
Series FN, 5.00%, 10/01/25	620	634,021
Series FT, 5.00%, 01/01/25	225	227,111
State of Hawaii State Highway Fund RB
Series A, 4.00%, 01/01/25	185	185,534
Series B, 5.00%, 01/01/25	455	459,269
University of Hawaii RB
5.00%, 10/01/25	95	96,877
Series B, 5.00%, 10/01/25	115	117,272
		10,603,887
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	1,500	1,525,375
Illinois — 3.5%
Chicago O'Hare International Airport RB
5.00%, 01/01/25	2,325	2,345,510
Security	Par (000)	Value
Illinois (continued)
Series C, 5.00%, 01/01/25	$225	$226,985
Series F, 5.00%, 01/01/25	225	226,985
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	2,000	2,040,050
Illinois Finance Authority RB
4.00%, 01/01/25	680	681,476
4.00%, 07/01/25	1,180	1,186,574
5.00%, 01/01/25	610	615,284
5.00%, 07/01/25	130	132,193
5.00%, 12/01/25	585	599,170
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	280	282,609
Series A, 5.00%, 01/01/25	225	227,096
Series B, 5.00%, 01/01/25	710	716,615
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	500	503,952
State of Illinois GO
5.00%, 01/01/25	155	156,003
5.00%, 02/01/25	3,605	3,632,014
5.00%, 05/01/25	1,000	1,010,718
5.00%, 10/01/25	100	101,596
5.50%, 05/01/25	210	213,268
Series A, 5.00%, 03/01/25	520	524,543
Series B, 5.00%, 03/01/25	860	867,233
Series D, 5.00%, 11/01/25	2,220	2,258,289
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/25	200	202,793
		18,750,956
Indiana — 1.5%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/25	480	489,596
Indiana Finance Authority RB
5.00%, 02/01/25	1,630	1,647,604
5.00%, 02/01/31 (PR 02/01/25)	2,230	2,251,358
Series B, 5.00%, 02/01/25	610	616,588
Series C, 5.00%, 12/01/25	920	942,791
Indiana University RB, 5.00%, 06/01/25	795	807,301
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	110	110,990
Purdue University COP, Series A, 5.00%, 07/01/25	210	214,011
Purdue University RB
4.00%, 07/01/25	90	90,701
5.00%, 07/01/25	625	636,939
Series A, 5.25%, 07/01/25	190	194,167
		8,002,046
Iowa — 0.6%
County of Polk IA GO, 5.00%, 06/01/25	185	187,777
Iowa Finance Authority RB, 5.00%, 08/01/25	1,065	1,085,866
State of Iowa GO
5.00%, 06/15/25	545	553,173
Series-A, 5.00%, 06/01/25	260	263,747
State of Iowa RB, Series A, 5.00%, 06/01/25	1,020	1,034,698
		3,125,261
Kansas — 1.1%
County of Johnson KS GO, 5.00%, 09/01/25	205	209,030
Johnson County Public Building Commission RB
5.00%, 09/01/25	180	183,539
Series A, 5.00%, 09/01/25	265	270,210
Johnson County Unified School District No. 229 Blue Valley GO, 5.00%, 10/01/25	1,525	1,557,815
Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kansas (continued)
Johnson County Unified School District No. 512 Shawnee Mission GO
5.00%, 10/01/30 (PR 10/01/25)	$510	$521,069
5.00%, 10/01/31 (PR 10/01/25)	825	842,906
Series B, 5.00%, 10/01/25	250	255,171
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	20,408
State of Kansas Department of Transportation RB
5.00%, 09/01/25	1,430	1,457,721
Series A, 5.00%, 09/01/25	580	591,243
		5,909,112
Kentucky — 0.1%
Kentucky State Property & Building Commission RB, 5.00%, 11/01/25 (SAP)	505	515,133
Louisville and Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/25	295	299,681
		814,814
Louisiana — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/25	430	436,540
State of Louisiana GO
5.00%, 03/01/25	300	303,659
5.00%, 09/01/25	120	122,515
Series A, 5.00%, 03/01/25	110	111,342
Series A, 5.00%, 09/01/25	310	316,496
Series B, 5.00%, 05/01/25	40	40,608
Series B, 5.00%, 08/01/25	370	377,204
State of Louisiana RB, 5.00%, 09/01/25	705	719,774
		2,428,138
Maine — 0.8%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/25	105	107,141
Maine Municipal Bond Bank RB
5.00%, 11/01/25	815	834,465
Series A, 5.00%, 09/01/25	290	295,129
Series B, 5.00%, 11/01/25	185	189,418
State of Maine GO
5.00%, 06/01/25	385	391,307
Series B, 5.00%, 06/01/25	2,295	2,332,601
		4,150,061
Maryland — 2.9%
City of Baltimore MD RB
5.00%, 07/01/25	330	335,378
Series A, 5.00%, 07/01/25	255	259,623
County of Anne Arundel MD GOL
5.00%, 04/01/25	320	324,376
5.00%, 10/01/25	1,520	1,554,163
County of Baltimore MD GO
5.00%, 03/01/25	550	556,708
5.00%, 08/01/25	425	433,275
County of Charles MD GO, 5.00%, 10/01/25	85	86,851
County of Frederick MD GO, 5.00%, 08/01/25	300	305,827
County of Howard MD GO
5.00%, 08/15/25	365	372,405
Series A, 5.00%, 02/15/25	365	369,198
County of Montgomery MD COP, Series B, 5.00%, 04/01/25	100	101,232
County of Montgomery MD GO
5.00%, 08/01/25	100	101,947
5.00%, 11/01/25	1,175	1,203,234
Security	Par (000)	Value
Maryland (continued)
Series C, 5.00%, 10/01/25	$205	$209,608
Series D, 4.00%, 11/01/25	620	625,917
County of Prince George's MD GOL
Series A, 5.00%, 07/01/25	280	285,045
Series B, 5.00%, 07/15/25	100	101,869
State of Maryland Department of Transportation RB
4.00%, 09/01/25	430	433,522
5.00%, 05/01/25	100	101,531
5.00%, 09/01/25	330	336,959
5.00%, 10/01/25	600	613,570
5.00%, 12/01/25	130	133,120
State of Maryland GO
Second Series A, 5.00%, 08/01/25	435	443,523
Second Series B, 5.00%, 08/01/25	390	397,641
Series A, 5.00%, 03/15/25	650	658,374
Series A, 5.00%, 08/01/25	480	489,404
Series B, 4.00%, 08/01/25	335	337,509
Series B, 5.00%, 08/01/25	2,645	2,696,821
Washington Suburban Sanitary Commission GO, 4.00%, 06/01/25 (GTD)	75	75,440
Washington Suburban Sanitary Commission RB
4.00%, 06/01/25 (GTD)	485	487,847
5.00%, 06/01/25 (GTD)	350	355,734
5.00%, 06/15/25 (GTD)	490	498,350
5.00%, 12/01/25 (GTD)	250	256,310
		15,542,311
Massachusetts — 3.3%
City of Boston MA GO, Series A, 5.00%, 11/01/25	200	205,160
Commonwealth of Massachusetts GO, 5.00%, 05/01/25	1,000	1,015,308
Commonwealth of Massachusetts GOL
5.00%, 05/01/25	380	385,817
5.00%, 07/01/25	150	152,720
5.00%, 09/01/25	150	153,163
Series A, 5.00%, 01/01/25	245	247,299
Series A, 5.00%, 03/01/25	100	101,228
Series A, 5.00%, 07/01/25	365	371,618
Series B, 5.00%, 04/01/25	160	162,202
Series B, 5.00%, 07/01/25	330	335,983
Series B, 5.00%, 11/01/25	295	302,132
Series B, 5.25%, 09/01/25 (AGM)	995	1,019,713
Series C, 5.00%, 09/01/25	330	336,959
Series C, 5.00%, 10/01/25	1,375	1,406,095
Series D, 5.00%, 07/01/25	650	661,785
Series E, 5.00%, 11/01/25	230	235,561
Series E, 5.00%, 11/01/25 (AMBAC)	180	184,352
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	495	503,163
Massachusetts Bay Transportation Authority Assessment Revenue RB, Series A, 5.00%, 07/01/25	350	356,306
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/25	180	183,243
Series A, 5.00%, 07/01/25	745	758,422
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	1,565	1,596,047
Series 22, 5.00%, 08/01/25	95	96,885
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	750	763,971
Series A, 5.00%, 10/15/25	250	256,245
Massachusetts School Building Authority RB
5.00%, 01/15/25	130	131,296
30
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
5.00%, 02/15/25	$270	$272,979
Series A, 5.00%, 11/15/41 (PR 11/15/25)	250	255,758
Series A, 5.00%, 11/15/45 (PR 11/15/25)	2,475	2,532,007
Series C, 5.00%, 08/15/25	270	275,444
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	530	535,287
Massachusetts Water Resources Authority, 5.00%, 08/01/25, (ETM)	25	25,470
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	410	418,234
5.00%, 08/01/25 (ETM)	15	15,282
Series B, 5.25%, 08/01/25 (AGM)	1,015	1,038,583
Series C, 5.00%, 08/01/25	10	10,200
Town of Watertown MA GOL, 5.00%, 02/01/25	225	227,630
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	210	215,122
		17,744,669
Michigan — 1.2%
Lansing School District GO, 5.00%, 05/01/25 (Q-SBLF)	20	20,289
Michigan Finance Authority RB
5.00%, 10/01/25	385	393,385
Series A, 5.00%, 12/01/25	185	188,708
Series B, 5.00%, 10/01/25	870	888,345
Michigan State Building Authority RB
5.00%, 04/15/25	510	517,101
Series I, 5.00%, 04/15/25	850	861,834
Michigan State University RB, 5.00%, 02/15/25	340	343,632
State of Michigan GO
Series A, 5.00%, 05/01/25	265	268,978
Series B, 4.00%, 11/01/25	210	211,943
State of Michigan RB, 5.00%, 03/15/25	1,810	1,833,165
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/25	140	143,274
University of Michigan RB
5.00%, 04/01/25	530	536,982
Series A, 5.00%, 04/01/25	330	334,347
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	25,482
		6,567,465
Minnesota — 1.7%
City of Minneapolis MN GO, 4.00%, 12/01/25	200	202,060
County of Hennepin MN GO
5.00%, 12/01/25	1,000	1,024,634
Series A, 5.00%, 12/01/25	370	379,115
Metropolitan Council GO
5.00%, 03/01/25	760	768,964
Series A, 5.00%, 03/01/25	215	217,536
Series B, 5.00%, 12/01/25	1,050	1,075,214
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	740	746,771
Series C, 5.00%, 01/01/25	210	211,922
Minnesota Public Facilities Authority State Revolving Fund RB, Series A, 5.00%, 03/01/25	575	582,155
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	55	53,400
State of Minnesota GO
Series A, 5.00%, 08/01/25	550	561,047
Series A, 5.00%, 10/01/25	165	168,823
Series B, 5.00%, 08/01/25	315	321,327
Security	Par (000)	Value
Minnesota (continued)
Series B, 5.00%, 10/01/25	$135	$138,128
Series D, 5.00%, 08/01/25	1,300	1,326,109
Series E, 5.00%, 10/01/25	145	148,360
University of Minnesota RB
Series B, 5.00%, 10/01/25	275	281,428
Series B, 5.00%, 12/01/25	1,115	1,144,606
		9,351,599
Mississippi — 0.3%
State of Mississippi GO
Series B, 5.00%, 12/01/25	450	461,847
Series C, 5.00%, 10/01/25	790	808,306
Series F, 5.00%, 11/01/32 (PR 11/01/25)	300	306,964
		1,577,117
Missouri — 0.4%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	110	111,577
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/25	1,040	1,055,818
Missouri State Board of Public Buildings RB
5.00%, 10/01/25	460	470,275
Series A, 5.00%, 04/01/25	420	425,705
		2,063,375
Nebraska — 0.7%
City of Omaha NE GO, 5.00%, 04/15/25	825	835,721
Douglas County School District No. 17/NE GO, 4.00%, 06/15/35 (PR 06/15/25)	630	633,236
Nebraska Public Power District RB
5.00%, 01/01/25	300	302,657
Series A, 5.00%, 01/01/25	505	509,473
Series C, 5.00%, 01/01/25	370	373,277
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	230	232,045
Omaha Public Power District RB
5.00%, 02/01/25	365	368,756
Series A, 5.00%, 02/01/25	595	601,123
		3,856,288
Nevada — 1.3%
Clark County School District GOL, Series A, 5.00%, 06/15/25	260	264,210
Clark County Water Reclamation District GOL, 5.00%, 07/01/25	665	676,624
County of Clark Department of Aviation RB, 5.00%, 07/01/25	1,055	1,073,093
County of Clark NV GOL
5.00%, 11/01/25	920	940,122
Series A, 5.00%, 06/01/25	255	258,834
Series A, 5.00%, 11/01/25	485	495,608
Series B, 5.00%, 06/01/25	50	50,752
Series B, 5.00%, 12/01/25	280	286,516
County of Clark NV RB
5.00%, 07/01/25	475	483,303
Series B, 5.00%, 07/01/25	145	147,534
Las Vegas Valley Water District GOL, 5.00%, 06/01/25	360	365,795
State of Nevada GOL
5.00%, 05/01/25	580	588,308
Series A, 5.00%, 05/01/25	260	263,724
Series D, 5.00%, 04/01/25	125	126,608
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	955	978,806
Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada (continued)
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	$140	$142,194
Series C, 5.00%, 10/01/25	60	61,276
		7,203,307
New Hampshire — 0.5%
City of Manchester NH GO, 4.00%, 06/15/25	385	387,118
City of Nashua NH GO, 5.00%, 09/01/25	140	142,897
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/25	545	555,781
5.00%, 08/15/25 (ST INTERCEPT)	205	209,055
Series A, 5.00%, 08/15/25	230	234,550
New Hampshire State Turnpike System RB, 4.00%, 11/01/25	165	166,359
State of New Hampshire GO
5.00%, 12/01/25	540	553,881
Series B, 5.00%, 12/01/25	175	179,498
		2,429,139
New Jersey — 2.5%
County of Essex NJ GO, 5.00%, 08/01/25	170	173,435
County of Monmouth NJ GO, 5.00%, 07/15/25	195	198,900
Monmouth County Improvement Authority (The) RB
4.00%, 08/01/25 (GTD)	50	50,368
5.00%, 02/15/25 (GTD)	100	101,142
5.00%, 12/01/25 (GTD)	270	276,898
New Jersey Economic Development Authority, 5.00%, 11/01/25	170	173,237
New Jersey Economic Development Authority RB
5.00%, 03/01/25	835	842,840
5.00%, 06/15/25	390	395,204
Series A, 4.13%, 06/15/25	170	170,654
Series B, 4.00%, 11/01/25	920	923,849
Series D, 5.00%, 06/15/25	155	157,068
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,000	1,019,724
New Jersey Educational Facilities Authority RB
Series B, 5.00%, 07/01/25	610	621,302
Series D, 5.00%, 07/01/25	470	478,708
New Jersey Infrastructure Bank RB, Series A-1, 5.00%, 09/01/25 (GTD)	110	112,348
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	195	197,829
Series A, 5.00%, 06/15/25	225	228,015
Series A, 5.75%, 06/15/25 (NPFGC)	220	224,726
New Jersey Turnpike Authority RB
5.00%, 01/01/25	775	782,221
Series B, 5.00%, 01/01/25	140	141,304
Series C-2, 5.50%, 01/01/25 (AMBAC)	850	860,680
State of New Jersey GO
5.00%, 06/01/25	1,040	1,056,154
5.00%, 06/01/31 (PR 06/01/25)	110	111,784
5.00%, 06/01/32 (PR 06/01/25)	500	508,109
Series A, 5.00%, 06/01/25	3,295	3,346,178
		13,152,677
New Mexico — 0.8%
New Mexico Finance Authority RB
5.00%, 06/01/25	220	223,347
5.00%, 06/15/25	500	507,914
Series A, 5.00%, 06/15/25	625	634,892
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	100	101,644
State of New Mexico GO, 5.00%, 03/01/25	1,465	1,482,749
Security	Par (000)	Value
New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/25	$1,265	$1,287,556
Series D, 5.00%, 07/01/25	135	137,417
		4,375,519
New York — 7.4%
City of New York GO
5.00%, 09/01/25	130	132,724
Series 1, 5.00%, 08/01/25	845	861,451
Series A, 5.00%, 08/01/25	320	326,230
Series A-1, 5.00%, 08/01/25	235	239,575
Series C, 5.00%, 08/01/25	5,050	5,148,320
Series C-1, 5.00%, 08/01/25	675	688,142
Series F-1, 5.00%, 06/01/25	125	127,075
City of New York NY GO
4.00%, 08/01/25	100	100,737
5.00%, 08/01/25	710	723,824
Series C, 4.00%, 08/01/25	240	241,768
Series F6, VRDN,3.80%, 06/01/44 (Put 04/30/24)(b)	1,300	1,300,000
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	50	50,830
County of Westchester NY GOL, 5.00%, 10/15/25	70	71,724
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/25 (SAW)	350	355,117
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	100,413
Long Island Power Authority RB
0.00%, 06/01/25 (AGM)(a)	200	191,203
5.00%, 09/01/25	140	142,860
Metropolitan Transportation Authority RB
5.00%, 11/15/25	390	398,581
Series A, 5.00%, 11/15/25	140	143,488
Series A2, 5.00%, 11/15/25	150	153,206
Series B, 5.00%, 11/15/25	650	663,923
Series B2, 5.00%, 11/15/25	265	271,603
Series C-1, 5.00%, 11/15/25	470	480,043
Series F, 5.00%, 11/15/25	230	234,913
New York City Municipal Water Finance Authority RB
4.00%, 06/15/25	620	623,953
5.00%, 06/15/25	795	808,723
Series FF, 4.00%, 06/15/25	50	50,319
Series GG, 5.00%, 06/15/25	330	335,696
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/25	210	211,473
5.00%, 07/15/25	115	117,150
5.00%, 07/15/25 (SAW)	65	66,215
5.00%, 07/15/25 (ETM) (SAW)	185	188,123
5.00%, 08/01/25	50	50,901
Series S-3, 5.00%, 07/15/25 (SAW)	750	764,020
Series S-4A, 5.00%, 07/15/25 (SAW)	205	208,832
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	100	100,549
5.00%, 05/01/25	210	213,194
5.00%, 08/01/25	605	616,779
5.00%, 11/01/25	1,285	1,315,878
Series A-1, 5.00%, 11/01/25	225	230,407
Series B-1, 5.00%, 08/01/25	275	280,354
Series C, 5.00%, 11/01/25	1,400	1,433,641
New York State Dormitory Authority RB
4.00%, 02/15/25	130	130,624
4.00%, 07/01/25	15	15,111
5.00%, 03/15/25	375	380,139
32
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
5.00%, 07/01/25	$390	$397,231
5.00%, 09/15/25	2,500	2,554,171
5.00%, 10/01/25	255	260,960
5.00%, 07/01/37 (PR 07/01/25)	50	50,846
Series 1, 5.00%, 03/15/25	455	461,218
Series A, 5.00%, 02/15/25	570	576,669
Series A, 5.00%, 03/15/25	1,000	1,013,869
Series A, 5.00%, 07/01/25	360	366,114
Series B, 5.00%, 02/15/25	390	394,868
Series B, 5.50%, 03/15/25 (AMBAC)	220	223,768
Series C, 5.00%, 03/15/25	325	329,442
Series D, 5.00%, 02/15/25	875	885,530
Series E, 5.00%, 02/15/25	60	60,749
Series E, 5.00%, 03/15/25	620	628,550
New York State Environmental Facilities Corp., 5.00%, 06/15/25	150	152,655
New York State Environmental Facilities Corp. RB
5.00%, 06/15/25	205	208,629
5.00%, 10/15/25	70	71,664
Series A, 4.00%, 06/15/25	115	115,784
Series B, 5.00%, 06/15/25	395	401,993
Series D, 5.00%, 03/15/25	215	217,844
New York State Thruway Authority RB
5.00%, 01/01/25	720	726,898
Series A-1, 5.00%, 03/15/25	235	237,808
Series L, 5.00%, 01/01/25	260	262,491
New York State Urban Development Corp. RB
5.00%, 03/15/25	1,830	1,854,703
5.00%, 03/15/25 (ETM)	5	5,062
Series A, 5.00%, 03/15/25	2,345	2,378,057
Series C, 5.00%, 03/15/25	105	106,480
Port Authority of New York & New Jersey RB
4.00%, 12/01/25	145	146,468
Series 189, 5.00%, 05/01/25	195	197,985
Series 205, 5.00%, 11/15/25	490	502,198
State of New York GO
5.00%, 03/15/25	300	303,917
Series A, 5.00%, 02/15/25	75	75,868
Series-A, 5.00%, 03/15/25	55	55,718
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/25	500	512,372
Series A, 5.00%, 11/15/25	310	317,671
Series B, 5.00%, 11/15/25	535	548,238
Series C-1, 5.00%, 11/15/25	690	707,073
		39,601,392
North Carolina — 2.3%
City of Charlotte NC Airport Revenue RB, 5.00%, 07/01/25	215	218,564
City of Charlotte NC COP
5.00%, 12/01/25	50	51,285
Series B, 5.00%, 06/01/25	50	50,835
City of Charlotte NC GO, Series A, 5.00%, 07/01/25	85	86,531
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	420	427,567
City of Charlotte North Carolina Water & Sewer System RB, 5.00%, 07/01/25	230	234,144
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	245	250,231
City of Winston-Salem NC Water & Sewer System Revenue RB, 5.00%, 06/01/25	275	279,535
County of Buncombe NC RB, 5.00%, 06/01/25	235	238,775
County of Durham NC GO, 5.00%, 10/01/25	275	281,258
Security	Par (000)	Value
North Carolina (continued)
County of Forsyth NC GO
5.00%, 03/01/25	$270	$273,315
5.00%, 07/01/25	95	96,712
5.00%, 12/01/25	200	205,141
County of Guilford NC GO, 5.00%, 03/01/25	350	354,125
County of Iredell NC RB, 5.00%, 12/01/25	25	25,623
County of Johnston NC GO, 4.00%, 02/01/25	240	240,822
County of Mecklenburg NC GO
5.00%, 03/01/25	165	167,026
5.25%, 12/01/25	25	25,738
County of New Hanover NC GO, 5.00%, 08/01/25	120	122,218
County of Wake NC GO
5.00%, 02/01/25	195	197,092
5.00%, 03/01/25	655	662,989
Series A, 5.00%, 03/01/25	445	450,428
Series C, 5.00%, 03/01/25	380	384,635
County of Wake NC RB, 5.00%, 08/01/25	235	239,575
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/25	615	619,721
North Carolina Turnpike Authority RB, 5.00%, 01/01/25	1,600	1,612,610
State of North Carolina GO
5.00%, 06/01/25	340	345,824
Series A, 5.00%, 06/01/25	1,535	1,561,295
Series B, 5.00%, 06/01/25	1,160	1,179,871
State of North Carolina RB
5.00%, 03/01/25	325	328,777
5.00%, 05/01/25	545	553,289
Series B, 5.00%, 05/01/25	745	756,331
		12,521,882
Ohio — 3.0%
American Municipal Power Inc. RB
5.00%, 02/15/25	715	721,503
Series-A, 5.00%, 02/15/25	450	454,093
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	151,427
City of Cincinnati OH Water System Revenue RB, 4.00%, 12/01/30 (PR 12/01/25)	2,000	2,015,784
City of Cleveland OH GOL, 5.00%, 12/01/25	140	143,620
City of Columbus OH GO
4.00%, 08/15/25	45	45,340
Series A, 4.00%, 04/01/25	275	276,285
Series A, 5.00%, 04/01/25	540	547,335
City of Columbus OH GOL
5.00%, 07/01/25	175	178,133
Series B, 4.00%, 07/01/25	35	35,231
City of Columbus OH RB, Series A, 5.00%, 07/01/25	205	208,670
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/25	170	172,731
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	135	138,198
Ohio State University (The) RB, 5.00%, 12/01/25	570	584,514
Ohio Turnpike & Infrastructure Commission RB, 5.00%, 02/15/25	1,055	1,066,641
Ohio Water Development Authority RB
5.00%, 06/01/25	200	203,319
Series A, 5.00%, 06/01/25	435	442,220
Series A, 5.00%, 12/01/25	560	574,308
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/25	430	437,137
5.00%, 12/01/25	250	256,387
Series 2015-A, 5.00%, 12/01/25	675	692,246
Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Series B, 5.00%, 12/01/25	$270	$276,898
State of Ohio GO
4.00%, 05/01/25	150	150,853
5.00%, 08/01/25	160	163,154
5.00%, 08/01/25 (ETM)	5	5,094
5.00%, 09/01/25	165	168,501
5.00%, 10/01/25	445	455,126
5.00%, 11/01/25	180	184,378
5.00%, 05/01/26 (PR 05/01/25)	1,000	1,014,664
Series A, 5.00%, 06/15/25	285	289,856
Series A, 5.00%, 09/01/25	570	582,094
Series A, 5.00%, 09/15/25	290	296,362
Series A, 5.00%, 05/01/37 (PR 05/01/25)	435	441,379
Series B, 5.00%, 09/01/25	225	229,774
Series B, 5.00%, 09/15/25	615	628,492
Series S, 5.00%, 05/01/25	185	187,850
Series V, 5.00%, 05/01/25	315	319,853
State of Ohio RB
5.00%, 04/01/25	295	298,901
Series A, 5.00%, 02/01/25	50	50,518
Series C, 5.00%, 12/01/25	145	148,592
Series-A, 5.00%, 06/01/25	630	640,120
		15,877,581
Oklahoma — 0.4%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	96,160
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	165	165,466
Series A, 5.00%, 06/01/25	680	689,053
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	110,426
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	385	391,470
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	290	292,702
Oklahoma Water Resources Board RB, 5.00%, 04/01/25	365	369,596
		2,114,873
Oregon — 2.2%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	15,278
City of Portland OR GOL, 5.00%, 06/15/25	95	96,643
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/25	110	111,299
5.00%, 06/01/25	270	274,318
Series A, 5.00%, 06/15/25	380	386,321
Clackamas & Washington Counties School District No. 3 GO
5.00%, 06/15/29 (PR 06/15/25) (GTD)	300	304,969
5.00%, 06/15/32 (PR 06/15/25) (GTD)	3,000	3,049,685
Multnomah County School District No. 1 Portland/Oregon GO
5.00%, 06/15/25 (GTD)	1,230	1,250,867
Series B, 5.00%, 06/15/25 (GTD)	290	294,920
Multnomah County School District No. 7 Reynolds, 0.00%, 06/15/36 (PR 06/15/25) (GTD)(a)	650	384,568
Portland Community College District GO, 5.00%, 06/15/25	660	671,124
Salem-Keizer School District No. 24J GO, Series-B, 5.00%, 06/15/25 (GTD)	275	279,605
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	720	737,163
Series C, 5.00%, 11/15/25	115	117,741
Security	Par (000)	Value
Oregon (continued)
State of Oregon GO
5.00%, 05/01/25	$1,510	$1,532,521
5.00%, 06/01/25	165	167,721
5.00%, 08/01/25	840	856,251
5.00%, 08/01/35 (PR 08/01/25)	550	560,603
Series H, 5.00%, 08/01/25	300	305,804
Series L, 5.00%, 08/01/25	225	229,353
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 09/01/25	200	204,173
		11,830,927
Pennsylvania — 3.1%
City of Philadelphia PA GO
5.00%, 08/01/25	150	152,369
Series A, 5.00%, 08/01/25	390	396,159
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 06/01/25	420	426,479
5.00%, 10/01/25	1,160	1,184,298
5.00%, 11/01/25	430	439,637
Series B, 5.00%, 11/01/25	195	199,370
Commonwealth of Pennsylvania GO
5.00%, 05/15/25	250	253,913
5.00%, 07/15/25	175	178,230
5.00%, 09/15/25 (AGM)	20	20,447
5.00%, 10/01/25	1,130	1,155,083
First Series, 5.00%, 01/01/25	1,575	1,589,468
First Series, 5.00%, 02/01/25 (AGM)	370	374,106
First Series, 5.00%, 08/15/25	1,190	1,213,692
First Series, 5.00%, 09/15/25	1,210	1,235,892
Second Series, 5.00%, 01/15/25	170	171,671
Second Series, 5.00%, 09/15/25	1,360	1,389,102
Series D, 5.00%, 08/15/25	145	147,887
County of Bucks PA GO, 5.00%, 06/01/25	140	142,398
County of Chester PA GOL, 5.00%, 07/15/25	100	101,739
Delaware County Authority RB, 5.00%, 12/01/25	60	61,286
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/25	150	152,548
Delaware River Port Authority RB
5.00%, 01/01/25	120	120,984
Series B, 5.00%, 01/01/25	295	297,613
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 10/01/25	370	378,030
Pennsylvania Infrastructure Investment Authority RB, 5.00%, 01/15/25	150	151,496
Pennsylvania State University (The) RB, 5.25%, 08/15/25	365	373,611
Pennsylvania Turnpike Commission RB
5.00%, 06/01/25	265	268,806
5.00%, 12/01/25	2,115	2,165,174
Series A, 5.00%, 12/01/25	810	829,437
Series A2, 5.00%, 12/01/25	560	573,438
Series B, 5.00%, 06/01/25	185	187,657
Philadelphia Authority for Industrial Development RB, 5.00%, 07/01/25	250	254,058
Pittsburgh Water & Sewer Authority RB, 5.00%, 09/01/25 (AGM)	145	147,754
Township of Lower Merion PA GO, 5.00%, 01/15/25	55	55,445
		16,789,277
Rhode Island — 0.4%
Narragansett Bay Commission RB, 5.00%, 02/01/30 (PR 02/01/25)	400	404,127
34
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Rhode Island (continued)
Rhode Island Commerce Corp. RB
5.00%, 06/15/25	$220	$223,191
Series B, 5.00%, 06/15/25	625	634,135
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/25	145	148,279
Series B, 5.00%, 10/01/25	135	138,053
State of Rhode Island GO
5.00%, 01/15/25	525	530,235
Series A, 5.00%, 08/01/25	105	107,044
		2,185,064
South Carolina — 0.9%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/32 (PR 01/01/25)	815	821,227
City of Columbia SC Waterworks & Sewer System Revenue RB, Series B, 5.00%, 02/01/25	265	267,842
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	480	491,534
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25, (SCSDE)	100	101,220
Greenville County School District RB, 5.00%, 12/01/25	500	511,921
Horry County School District/SC RB, 5.00%, 03/01/25	105	106,281
South Carolina Transportation Infrastructure Bank RB, Series-B, 5.00%, 10/01/25	1,955	1,998,125
State of South Carolina GO
5.00%, 04/01/25	125	126,709
5.00%, 04/01/25 (SAW)	200	202,735
		4,627,594
Tennessee — 2.3%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	160	163,892
City of Memphis TN GO
5.00%, 04/01/25	325	329,301
5.00%, 06/01/25	1,000	1,016,076
Series A, 5.00%, 12/01/25	305	312,561
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	655	669,003
County of Hamilton TN GO
4.00%, 03/01/25	465	466,792
Series A, 5.00%, 04/01/25	160	162,146
County of Montgomery TN GO, 5.00%, 04/01/25	655	663,963
County of Putnam TN GO, 5.00%, 04/01/25	185	187,448
County of Shelby TN GO
5.00%, 04/01/25	420	425,823
Series A, 5.00%, 04/01/25	480	486,656
County of Sumner TN GO, 5.00%, 12/01/25	150	153,835
County of Williamson TN GO, 5.00%, 04/01/25, (ETM)	125	126,647
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
5.00%, 05/15/25	310	314,824
Series A, 5.00%, 05/15/25	345	350,369
Metropolitan Government of Nashville & Davidson County TN GO, 5.00%, 07/01/25	1,250	1,271,818
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/25	260	264,598
Series B, 5.00%, 07/01/25	300	305,306
State of Tennessee GO
5.00%, 02/01/25	580	586,264
5.00%, 09/01/25	210	214,428
5.00%, 08/01/29 (PR 08/01/25)	2,035	2,073,232
Security	Par (000)	Value
Tennessee (continued)
Series A, 5.00%, 08/01/25	$175	$178,429
Tennessee State School Bond Authority, 5.00%, 11/01/25 (ST INTERCEPT)	270	276,387
Tennessee State School Bond Authority RB
5.00%, 11/01/25 (ST HGR ED INTERCEPT PROG)	375	383,870
5.00%, 11/01/25 (ST INTERCEPT)	190	194,494
Series B, 5.00%, 11/01/25	560	573,246
		12,151,408
Texas — 11.4%
Alamo Community College District GOL, 5.00%, 02/15/25	290	293,140
Alamo Regional Mobility Authority RB, 5.00%, 06/15/25	220	223,393
Aldine Independent School District GO, 5.00%, 02/15/25	200	202,072
Alvin Independent School District/Texas GO, 5.00%, 02/15/25 (PSF)	230	232,365
Arlington Independent School District/Texas GO
5.00%, 02/15/25 (PSF)	165	166,748
Series B, 5.00%, 02/15/25 (PSF)	100	101,059
Austin Community College District GOL
5.00%, 08/01/25	515	524,224
5.00%, 08/01/29 (PR 08/01/25)	870	885,277
Austin Independent School District GO
5.00%, 08/01/25	355	361,664
5.00%, 08/01/25 (PSF)	765	779,360
Series B, 5.00%, 08/01/25 (PSF)	255	259,787
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	170	171,748
Board of Regents of the University of Texas System RB
5.00%, 08/15/25	465	474,343
Series B, 5.00%, 08/15/25	610	622,256
Series C, 5.00%, 08/15/25	330	336,631
Series E, 5.00%, 08/15/25	310	316,229
Series H, 5.00%, 08/15/25	325	331,530
Series J, 5.00%, 08/15/25	365	372,334
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	135	135,967
City of Arlington TX GOL, 5.00%, 08/15/25	155	158,033
City of Austin TX GOL, 5.00%, 09/01/25	1,005	1,025,576
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/25	720	735,434
5.00%, 11/15/25 (ETM)	45	45,969
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	305	310,810
Series A, 5.00%, 10/01/25	100	101,905
City of Denton TX GOL, 5.00%, 02/15/25	110	111,174
City of Frisco TX GOL, 5.00%, 02/15/25	695	702,849
City of Garland TX GOL, 5.00%, 02/15/25	405	409,039
City of Houston Texas Airport System Revenue RB, Series D, 5.00%, 07/01/25	65	65,959
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/25	135	138,204
Series A, 0.00%, 12/01/25 (AGM)(a)	20	18,832
Series B, 5.00%, 11/15/25	325	332,714
Series D, 5.00%, 11/15/25	330	337,833
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	15,174
City of Plano TX GOL
5.00%, 09/01/25	225	229,342
Series A, 5.00%, 09/01/25	170	173,280
Schedule of Investments
35

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	$825	$833,076
Series ETM, 5.00%, 02/01/25 (ETM)	145	146,335
City of San Antonio TX GOL
5.00%, 02/01/25	50	50,508
5.00%, 08/01/25	960	977,784
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	1,165	1,178,156
Conroe Independent School District GO, 5.00%, 02/15/25 (PSF)	65	65,709
County of Bexar TX GOL, 5.00%, 06/15/25	130	132,248
County of Collin TX GOL, 5.00%, 02/15/25	250	252,765
County of Dallas TX GOL, 5.00%, 08/15/25	500	509,531
County of Denton TX GOL, 5.00%, 05/15/25	290	294,223
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	110	111,227
County of Harris Texas Toll Road Revenue RB, 5.00%, 08/15/25	180	183,340
County of Harris TX GOL
5.00%, 10/01/25	170	173,521
Series B, 5.00%, 10/01/25	425	433,803
County of Harris TX RB
5.00%, 08/15/25	455	463,731
Series A, 5.00%, 08/15/25	420	428,060
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	120	121,418
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	1,535	1,552,214
Dallas Area Rapid Transit RB
5.00%, 12/01/25	2,210	2,265,543
5.00%, 12/01/31 (PR 12/01/25)	570	584,514
Dallas Fort Worth International Airport RB, 5.00%, 11/01/25	690	704,497
Dallas Independent School District, 5.00%, 02/15/25 (PSF-GTD)	530	536,191
Dallas Independent School District GO
5.00%, 02/15/25 (PSF)	670	677,826
Series A, 5.00%, 02/15/25 (PSF)	725	733,469
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	415	422,859
DeSoto Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	190,530
Fort Bend Independent School District GO, 5.00%, 02/15/25 (PSF)	150	151,647
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	495	500,397
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	395	402,930
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	190,843
Irving Independent School District GO, 5.00%, 02/15/25 (PSF)	840	848,964
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	175	176,907
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	106,202
Series D, 5.00%, 02/15/25 (PSF)	35	35,401
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	245	247,519
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	100	101,106
Security	Par (000)	Value
Texas (continued)
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	$55	$56,012
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	330	314,533
Series A, 5.00%, 08/15/25 (PSF)	245	249,701
Series B, 0.00%, 08/15/25(a)	135	128,510
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	940	957,801
Series B, 5.00%, 08/15/25	450	457,953
Lone Star College System GOL
5.00%, 02/15/25	630	636,778
5.00%, 08/15/25	40	40,763
5.00%, 09/15/25	270	275,539
Series B, 5.00%, 02/15/25	1,100	1,111,835
Lower Colorado River Authority RB
5.00%, 05/15/25	635	644,117
Series D, 5.00%, 05/15/25	245	248,518
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series B, 5.00%, 11/01/25	185	189,128
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/25	235	240,243
Series-A, 5.00%, 11/01/25	120	122,677
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	350	356,184
North Texas Municipal Water District RB, 5.00%, 06/01/25	335	339,969
North Texas Municipal Water District Upper East Fork Wastewater Interceptor Sys RB, 5.00%, 06/01/25	225	228,263
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System RB, 5.00%, 06/01/25	110	111,595
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/25	770	784,153
North Texas Tollway Authority RB
5.00%, 01/01/25	730	736,472
6.50%, 01/01/43 (PR 01/01/25)	2,010	2,047,170
Series A, 5.00%, 01/01/25	270	272,433
Northside Independent School District GO
5.00%, 06/15/25 (PSF)	175	177,969
Series A, 5.00%, 08/15/25 (PSF)	100	101,982
Northwest Independent School District GO
5.00%, 02/15/28 (PR 02/15/25)	45	45,453
Series B, 5.00%, 02/15/25 (PSF)	50	50,561
Permanent University Fund - Texas A&M University System RB
4.50%, 07/01/25	80	80,893
Series A, 5.00%, 07/01/25	315	320,294
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25	270	274,847
Series B, 5.00%, 07/01/25	280	285,027
Pflugerville Independent School District GO, 5.00%, 02/15/25 (PSF)	235	237,672
Plano Independent School District GO, 5.00%, 02/15/25	185	187,118
Rockwall Independent School District GO, 5.00%, 02/15/25 (PSF)	110	111,174
Round Rock Independent School District GO
5.00%, 08/01/25	270	275,068
5.00%, 08/01/25 (PSF)	70	71,340
5.00%, 08/01/35 (PR 08/01/25) (PSF)	600	610,536
Series A, 5.00%, 08/01/25 (PSF)	350	356,699
36
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	$330	$333,496
5.00%, 08/15/25 (PSF)	505	514,499
San Antonio Water System RB
Series A, 5.00%, 05/15/25	190	192,922
Series C, 5.00%, 05/15/25	180	182,768
Spring Branch Independent School District GO, 5.00%, 02/01/25 (PSF)	225	227,385
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	375	382,149
State of Texas GO
5.00%, 04/01/25	325	329,503
5.00%, 10/01/25	170	173,726
Series A, 5.00%, 04/01/25	235	238,256
Series A, 5.00%, 08/01/25	200	203,943
State of Texas GOL, Series A, 5.00%, 08/01/25	275	280,422
Tarrant County College District GOL, 5.00%, 08/15/25	195	198,569
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/25	375	379,215
Texas A&M University RB
5.00%, 05/15/25	1,525	1,547,540
Series C, 5.00%, 05/15/25	865	877,784
Texas State Technical College RB
4.00%, 10/15/25	100	100,849
5.00%, 08/01/25 (AGM)	300	304,717
Texas State University System RB, 5.00%, 03/15/25	1,325	1,340,190
Texas Tech University System RB, 5.00%, 02/15/25	475	480,037
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/25	345	349,895
First Series, 5.00%, 10/01/25	440	449,583
Series A, 5.00%, 10/01/25	1,810	1,849,423
Texas Water Development Board RB
5.00%, 04/15/25	840	851,774
5.00%, 08/01/25	150	152,847
Series A, 5.00%, 04/15/25	275	278,855
Series A, 5.00%, 10/15/25	915	935,706
Series B, 5.00%, 04/15/25	1,545	1,566,656
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/25	2,530	2,579,357
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	260	262,674
United Independent School District/TX GO, 5.00%, 08/15/35 (PR 08/15/25)	410	417,679
University of North Texas System RB
5.00%, 04/15/25	255	258,346
Series A, 5.00%, 04/15/25	300	303,936
		60,768,929
Utah — 1.3%
Alpine School District/UT GO, 5.00%, 03/15/25 (GTD)	200	202,496
Central Utah Water Conservancy District GOL, 5.00%, 04/01/25	200	202,596
Davis School District GO, Series B, 5.00%, 06/01/25	80	81,279
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	165	167,763
State of Utah GO
3.00%, 07/01/25	280	277,134
5.00%, 07/01/25	2,130	2,169,353
5.00%, 07/01/25 (PR 01/01/25)	700	705,808
University of Utah (The) RB
Series A, 4.00%, 08/01/25	75	75,511
Series A, 5.00%, 08/01/25	315	320,957
Security	Par (000)	Value
Utah (continued)
Series B1, 5.00%, 08/01/25 (SAP)	$300	$305,673
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	685	694,604
Utah Transit Authority RB
5.00%, 06/15/25	425	431,633
5.00%, 06/15/35 (PR 06/15/25)	395	401,891
Series A, 5.00%, 06/15/37 (PR 06/15/25)	690	702,037
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/25	240	242,730
		6,981,465
Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	40,796
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	115	117,920
		158,716
Virginia — 4.4%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25 (SAW)	140	142,522
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	125,847
City of Falls Church VA GO, 5.00%, 07/15/25	225	229,206
City of Hampton VA GO, 5.00%, 09/01/25 (SAW)	210	214,291
City of Newport News VA Water Revenue RB, 5.00%, 07/15/25	1,440	1,466,918
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	148,178
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	127,930
City of Richmond VA GO
5.00%, 03/01/25 (SAW)	175	177,077
Series B, 5.00%, 07/15/25 (SAW)	55	56,002
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	405	408,926
City of Virginia Beach VA Storm Water Utility Revenue RB, 5.00%, 11/15/25	385	394,352
City of Virginia Beach VA Water & Sewer System Revenue RB, 5.00%, 10/01/25	100	102,248
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	335	340,560
County of Arlington VA GO
5.00%, 08/15/25	150	153,081
Series A, 5.00%, 08/01/25 (SAW)	50	50,992
Series B, 5.00%, 08/15/25	100	102,054
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	204,806
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	490	501,150
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/25	110	112,122
County of Henrico VA GO
5.00%, 07/15/25	130	132,415
Series A, 5.00%, 08/01/25 (SAW)	550	560,640
County of Loudoun VA GO, Series A, 5.00%, 12/01/25 (SAW)	1,000	1,025,549
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/25	285	289,067
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	105	105,710
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	35,331
Schedule of Investments
37

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39 (PR 07/01/25)	$2,005	$2,019,009
Virginia Beach Development Authority RB, 5.00%, 04/01/25	165	167,212
Virginia College Building Authority RB
5.00%, 09/01/25	880	898,378
5.00%, 02/01/27 (PR 02/01/25)	2,025	2,047,387
5.00%, 02/01/31 (PR 02/01/25)	2,420	2,446,754
Series A, 5.00%, 02/01/25	400	404,274
Series A, 5.00%, 02/01/28 (PR 02/01/25)	240	242,653
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	303,317
Series B, 5.00%, 09/01/25	475	484,920
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	1,305	1,321,813
5.00%, 05/15/25	195	198,032
5.00%, 09/15/25	220	224,678
Series A, 5.00%, 05/15/25	790	802,285
Virginia Public Building Authority RB
5.00%, 08/01/25	585	596,030
Series A, 5.00%, 08/01/25	235	239,431
Series B, 5.00%, 08/01/25	940	957,724
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	285	288,476
5.00%, 08/01/25	635	646,973
5.00%, 08/01/25 (SAW)	50	50,973
Series A, 5.00%, 08/01/25	200	203,771
Series B, 5.00%, 08/01/25	360	366,788
Series C, 5.00%, 08/01/25	480	489,050
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/25	65	66,452
Virginia Resources Authority RB
5.00%, 11/01/25	605	619,403
Series C, 5.00%, 11/01/25	30	30,716
Series D, 4.00%, 11/01/25	85	85,799
		23,409,272
Washington — 4.8%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25	155	158,641
Series S-1, 5.00%, 11/01/25	855	875,082
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,525	1,561,746
Series S-1, 5.00%, 11/01/36 (PR 11/01/25)	330	337,952
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB, Series S-1, 5.00%, 11/01/30 (PR 11/01/25)	385	394,277
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/25	260	263,493
5.00%, 07/01/25	110	111,948
5.00%, 09/01/25	750	765,454
City of Seattle WA GOL
5.00%, 06/01/25	895	909,789
5.00%, 12/01/25	375	384,600
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/25	500	508,854
Series B, 5.00%, 02/01/25	480	485,054
Series B, 5.00%, 04/01/25	405	410,440
Series-A, 5.00%, 07/01/25	210	213,719
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	415	421,284
5.00%, 08/01/25	225	229,334
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	110	110,962
Security	Par (000)	Value
Washington (continued)
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	$190	$194,716
Clark County Public Utility District No. 1 Electric Revenue RB, 5.00%, 01/01/25	140	141,289
Clark County Public Utility District No. 1 Water Revenue RB, 5.00%, 01/01/25	110	111,013
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25 (SCH BD GTY)	335	343,315
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	55	56,365
County of King WA GOL
5.00%, 07/01/25	575	585,314
5.00%, 12/01/25	225	230,585
Series A, 4.00%, 01/01/25	125	125,347
County of King WA Sewer Revenue RB
5.00%, 01/01/25	200	201,723
5.00%, 07/01/34 (PR 01/01/25)	400	403,581
Series-B, 5.00%, 07/01/25	330	335,541
County of Kitsap WA GOL, 5.00%, 06/01/25	195	198,160
County of Pierce WA GOL
5.00%, 08/01/25	380	387,414
Series A, 5.00%, 07/01/25	155	157,798
County of Snohomish WA GOL, 5.00%, 12/01/25	445	456,046
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	200	204,964
Energy Northwest RB
5.00%, 07/01/25	450	457,694
Series A, 5.00%, 07/01/25	2,595	2,639,370
Series C, 5.00%, 07/01/25	270	274,617
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	315	322,819
King County School District No. 410 Snoqualmie Valley GO, 5.00%, 12/01/25 (GTD)	395	404,805
King County School District No. 415 Kent GO, 5.00%, 12/01/25 (GTD)	225	230,236
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	145	148,487
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	275	282,125
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	105	107,606
Port of Seattle WA RB
4.00%, 02/01/25	155	155,307
5.00%, 02/01/25	245	247,272
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	115,835
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25, (SCH BD GTY)	220	225,290
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	70	71,683
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	90	92,164
State of Washington COP
5.00%, 01/01/25	250	252,313
5.00%, 07/01/25 (ST INTERCEPT)	415	422,429
Series C, 5.00%, 07/01/25	95	96,701
State of Washington GO
5.00%, 01/01/25	425	428,988
5.00%, 02/01/25	1,265	1,278,662
5.00%, 07/01/25	390	396,892
5.00%, 08/01/25	190	193,629
Series A, 5.00%, 08/01/25	225	229,298
Series A-1, 5.00%, 08/01/25	390	397,449
Series B, 5.00%, 06/01/25	190	193,153
38
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Series B, 5.00%, 08/01/25	$150	$152,865
Series D, 5.00%, 02/01/25	150	151,620
Series E, 5.00%, 06/01/25	700	711,618
Series F, 0.00%, 12/01/25 (AMBAC)(a)	410	387,324
Series R-2018C, 5.00%, 08/01/25	355	361,781
Series R-2018D, 5.00%, 08/01/25	625	636,938
Series R-2020D, 5.00%, 07/01/25	130	132,297
University of Washington RB
5.00%, 04/01/25	625	633,516
5.00%, 12/01/25	180	184,556
Series B, 4.00%, 06/01/25	335	336,983
		25,630,122
West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/25	120	121,992
5.00%, 12/01/25	150	153,832
Series A, 5.00%, 06/01/25	755	767,531
West Virginia Commissioner of Highways RB
5.00%, 09/01/25	220	224,236
Series A, 5.00%, 09/01/25	640	652,322
West Virginia Lottery Excess Lottery Revenue RB, Series A, 5.00%, 07/01/25	285	289,971
		2,209,884
Wisconsin — 1.7%
Hamilton School District/WI GO, 5.00%, 04/01/25	180	182,415
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	1,690	1,718,229
State of Wisconsin GO
5.00%, 05/01/25	375	380,704
5.00%, 05/01/32 (PR 05/01/25)	720	730,204
Series 2, 4.00%, 11/01/25	170	171,622
Security	Par (000)	Value
Wisconsin (continued)
Series 2, 5.00%, 11/01/25	$2,545	$2,606,155
Series A, 5.00%, 05/01/25	580	588,821
Series B, 5.00%, 05/01/25	665	675,114
State of Wisconsin RB, Series A, 5.00%, 05/01/25	325	329,766
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	700	712,692
Series 2, 5.00%, 07/01/25	880	895,955
		8,991,677
Total Long-Term Investments — 98.9% (Cost: $536,546,575)		528,814,087
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 3.45%(c)(d)	130,527	130,540
Total Short-Term Securities — 0.0% (Cost: $130,518)		130,540
Total Investments — 98.9% (Cost: $536,677,093)		528,944,627
Other Assets Less Liabilities — 1.1%		6,074,223
Net Assets — 100.0%		$535,018,850

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$3,614,207	$—	$(3,483,742)(a)	$62	$13	$130,540	130,527	$21,217	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
39

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$528,814,087	$—	$528,814,087
Short-Term Securities
Money Market Funds	130,540	—	—	130,540
	$130,540	$528,814,087	$—	$528,944,627
See notes to financial statements.
40
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 1.8%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26	$640	$664,975
Series A, 5.00%, 09/01/36 (PR 09/01/26)	1,285	1,335,146
Series B, 5.00%, 09/01/26	1,435	1,491,000
Alabama Highway Finance Corp. RB, 5.00%, 08/01/26	200	206,847
Alabama Public School and College Authority RB
5.00%, 05/01/26 (Call 05/01/25)	55	55,776
Series A, 5.00%, 11/01/26	520	542,168
Series B, 5.00%, 01/01/26 (Call 07/01/24)	1,890	1,893,781
Series C, 5.00%, 06/01/26 (Call 12/01/24)	150	150,984
Black Belt Energy Gas District RB, VRDN,4.00%, 10/01/52 (Put 09/01/26)(a)	300	299,682
City of Huntsville AL GOL, 5.00%, 05/01/26	40	41,331
State of Alabama GO
5.00%, 08/01/26	285	295,815
5.00%, 11/01/26 (Call 02/01/26)	120	123,593
Series C, 5.00%, 08/01/27 (Call 08/01/26)	430	446,210
University of Alabama (The) RB
5.00%, 07/01/26	145	149,986
Series C, 5.00%, 07/01/26	230	237,910
		7,935,204
Arizona — 2.1%
Arizona Board of Regents RB, 5.00%, 07/01/26	205	212,521
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	305	315,946
Arizona State University RB, Series A, 5.00%, 07/01/26	45	46,681
Arizona Transportation Board RB
5.00%, 07/01/26	135	139,845
Series A, 5.00%, 07/01/26	450	466,150
City of Glendale AZ Water & Sewer Revenue RB, 5.00%, 07/01/26 (Call 07/01/25)	435	442,021
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/26	110	113,948
City of Phoenix Arizona GO, 5.00%, 07/01/27 (Call 07/01/26)	435	450,382
City of Phoenix AZ GO
4.00%, 07/01/26	275	278,884
5.00%, 07/01/26	885	916,575
City of Phoenix Civic Improvement Corp RB, 5.00%, 07/01/26	140	144,876
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/26	1,210	1,252,144
5.00%, 07/01/26 (Call 07/01/25)	170	172,874
5.00%, 07/01/27 (Call 07/01/26)	360	372,603
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	225	232,599
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/26	375	388,441
County of Pima Sewer System Revenue RB, 5.00%, 07/01/26	470	486,846
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/26	505	518,712
Series A, 5.00%, 01/01/26	1,595	1,638,309
State of Arizona Distribution Revenue RB, 5.50%, 07/01/26 (NPFGC)	40	41,805
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	130	134,369
University of Arizona (The) RB
5.00%, 06/01/26	90	93,157
Security	Par (000)	Value
Arizona (continued)
Series A, 4.00%, 06/01/28 (Call 06/01/26)	$290	$291,493
Series A, 5.00%, 06/01/26 (Call 06/01/25)	165	167,652
		9,318,833
Arkansas — 0.0%
State of Arkansas GO
5.00%, 04/01/26 (Call 10/01/24)	115	115,690
5.00%, 10/01/26 (Call 10/01/24)	20	20,089
		135,779
California — 11.8%
91 Express Lanes Toll Road RB, 5.00%, 08/15/26	245	255,547
Alameda Unified School District-Alameda County/California GO, 0.00%, 08/01/26 (AGM)(b)	105	97,046
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(b)	55	50,755
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/26	500	522,832
Bay Area Toll Authority RB, 5.00%, 04/01/26	275	284,321
Beverly Hills Unified School District CA GO, 0.00%, 08/01/26(b)	100	93,102
California Health Facilities Financing Authority RB, 5.00%, 11/15/26 (Call 11/15/25)	115	117,889
California Infrastructure & Economic Development Bank RB
4.00%, 10/01/35 (PR 10/01/26)	100	102,118
5.00%, 10/01/26	210	219,978
5.00%, 10/01/26 (Call 04/01/26)	110	114,061
5.00%, 10/01/27 (Call 04/01/26)	335	347,097
5.00%, 10/01/27 (PR 10/01/26)	100	104,427
California State Public Works Board RB
5.00%, 04/01/26	300	309,699
5.00%, 08/01/26	190	197,093
5.00%, 09/01/26	75	77,925
5.00%, 10/01/26	385	400,665
Series A, 5.00%, 02/01/26	195	200,661
Series A, 5.00%, 09/01/26 (Call 09/01/24)	290	291,246
Series B, 5.00%, 04/01/26	190	196,143
Series B, 5.00%, 10/01/26 (Call 10/01/24)	190	191,025
Series C, 5.00%, 11/01/27 (Call 11/01/26)	165	172,182
Series D, 4.00%, 04/01/28 (Call 10/01/26)	250	254,604
California State University RB
5.00%, 11/01/26	270	282,244
5.00%, 11/01/26 (Call 05/01/26)	210	217,943
Series A, 5.00%, 11/01/26	375	392,005
Series A, 5.00%, 11/01/26 (Call 11/01/25)	255	261,305
Campbell Union High School District GO, 5.00%, 08/01/27 (Call 08/01/26)	145	151,734
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	80	83,369
City of Long Beach CA Airport System Revenue RB, 5.00%, 06/01/26 (AGM)	355	368,177
City of Los Angeles CA Solid Waste Resources Revenue RB, 5.00%, 02/01/26	150	154,827
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/26 (Call 06/01/25)	750	763,147
Series B, 5.00%, 06/01/26	120	124,754
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	795	825,759
City of Riverside CA Electric Revenue RB, 5.00%, 10/01/26	160	167,497
Schedule of Investments
41

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	$350	$367,746
Series D, 5.00%, 11/01/26	240	251,650
Contra Costa Transportation Authority Sales Tax Revenue RB
4.00%, 03/01/26 (Call 03/01/25)	205	205,902
5.00%, 03/01/26	80	82,761
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	52,436
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/26	355	369,487
5.00%, 06/01/26 (Call 06/01/25)	120	122,180
East Side Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	310	322,733
El Camino Community College District Foundation (The) GO
5.00%, 08/01/28 (Call 08/01/26)	220	229,914
Series C, 0.00%, 08/01/26(b)	150	139,282
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(b)	50	46,356
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(b)	80	73,924
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26 (NPFGC)(b)	100	91,976
Foothill-De Anza Community College District GO, 0.00%, 08/01/26 (NPFGC)(b)	100	92,958
Grossmont Union High School District GO
0.00%, 08/01/26(b)	725	668,752
0.00%, 08/01/26 (AGM)(b)	90	83,073
Long Beach Community College District GO, 5.00%, 08/01/26	100	104,175
Long Beach Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	215	224,100
Los Angeles Community College District/CA GO
5.00%, 08/01/26	1,915	1,999,099
Series C, 5.00%, 06/01/26	230	239,245
Series G, 5.00%, 08/01/26 (PR 08/01/24)	70	70,247
Series I, 4.00%, 08/01/26	205	208,773
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/26	1,430	1,489,506
5.00%, 07/01/26 (Call 07/01/25)	140	143,142
5.00%, 06/01/27 (Call 06/01/26)	165	171,274
Series A, 5.00%, 06/01/26	670	696,678
Series A, 5.00%, 06/01/28 (Call 06/01/26)	140	145,244
Los Angeles County Public Works Financing Authority RB
5.00%, 12/01/26 (Call 12/01/25)	130	133,916
Series A, 5.00%, 12/01/26 (Call 12/01/24)	130	131,168
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/26	235	244,489
Los Angeles Department of Water & Power RB
5.00%, 07/01/26	375	390,141
5.00%, 07/01/26 (Call 06/01/26)	190	197,583
Series A, 5.00%, 07/01/26	320	332,921
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/26	440	457,766
Series B, 5.00%, 07/01/26 (Call 06/01/26)	295	306,774
Security	Par (000)	Value
California (continued)
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/26	$635	$661,181
5.00%, 07/01/26 (Call 01/01/26)	445	459,575
Series A, 5.00%, 07/01/26 (Call 07/01/24)	90	90,153
Series B, 5.00%, 07/01/26 (Call 01/01/26)	165	170,404
Los Angeles Unified School District/CA GO
5.00%, 07/01/26	1,050	1,088,375
Series A, 5.00%, 07/01/26	735	761,862
Series B, 5.00%, 07/01/28 (Call 07/01/26)	620	643,734
Series B-1, 5.00%, 07/01/26	155	160,665
Series C, 5.00%, 07/01/26	130	134,751
Series C, 5.00%, 07/01/26 (Call 07/29/24)	795	797,183
Series D, 5.00%, 07/01/26 (Call 07/29/24)	235	235,645
Metropolitan Water District of Southern California RB
5.00%, 10/01/26	175	183,608
Series A, 2.50%, 07/01/26	280	271,748
Series A, 5.00%, 07/01/26	290	302,143
Midpeninsula Regional Open Space District Field Employees Corp. GOL, 5.00%, 09/01/27 (Call 09/01/26)	100	104,832
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	415	435,042
Newport Mesa Unified School District GO, 0.00%, 08/01/26 (NPFGC)(b)	190	176,346
Palo Alto Unified School District GO, 0.00%, 08/01/26(b)	335	310,927
Palos Verdes Peninsula Unified School District GO, 0.00%, 11/01/26 (NPFGC)(b)	165	151,976
Port of Los Angeles RB, Series C2, 5.00%, 08/01/26	125	130,320
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (PR 08/01/26)	40	41,654
Riverside County Transportation Commission Sales Tax Revenue, 5.00%, 06/01/26	540	560,620
Riverside County Transportation Commission Sales Tax Revenue RB, 3.00%, 06/01/26 (Call 06/01/24)	820	809,170
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 08/01/26 (Call 08/01/25)	80	81,863
Sacramento Municipal Utility District RB
5.00%, 07/01/26 (Call 07/01/25)	230	234,523
5.00%, 08/15/26	155	161,777
San Diego County Regional Transportation Commission RB, 5.00%, 04/01/26	200	207,156
San Diego County Water Authority RB, 5.00%, 05/01/26 (Call 05/01/25)	100	101,789
San Diego Public Facilities Financing Authority RB, 5.00%, 08/01/26	540	563,261
San Diego Unified School District/CA GO
5.50%, 07/01/26 (AGM)	335	352,726
5.50%, 07/01/26 (ETM) (AGM)	25	26,179
Series A, 0.00%, 07/01/26(b)	20	18,575
Series A, 0.00%, 07/01/26 (ETM)(b)	30	27,862
Series R-5, 5.00%, 07/01/26	305	317,966
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/26	55	55,955
5.00%, 08/01/26	210	219,046
Series D, 5.00%, 08/01/26 (Call 08/01/25)	65	66,453
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	515	533,480
San Francisco City & County Airport Comm-San Francisco International Airport RB, 5.00%, 05/01/26	115	119,149
42
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/26	$500	$523,308
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (PR 09/01/24)	100	100,439
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NATL)(b)	275	253,924
Series B, 0.00%, 09/01/26 (NPFGC)(b)	95	87,719
Santa Barbara Community College District GO
5.00%, 08/01/27 (Call 08/01/26)	100	104,144
5.00%, 08/01/28 (Call 08/01/26)	120	125,248
Santa Clara County Financing Authority RB, 5.00%, 05/01/26	160	165,958
Santa Clara Unified School District GO, 5.00%, 07/01/26 (Call 07/09/24)	115	115,241
Santa Clara Valley Transportation Authority RB
5.00%, 04/01/26	185	191,689
Series A, 5.00%, 06/01/26	100	103,978
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	175	183,523
Santa Monica Community College District GO, 0.00%, 08/01/26(b)	500	462,330
Santa Monica-Malibu Unified School District GO, Series D, 4.00%, 08/01/26 (PR 08/01/25)	40	40,390
Southern California Public Power Authority RB
5.00%, 07/01/28 (Call 01/01/26)	200	206,424
Series C, 5.00%, 07/01/26 (Call 01/01/25)	720	727,890
State of California Department of Water Resources RB
5.00%, 12/01/26	585	615,517
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	80	83,395
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	200	209,987
Series BB, 5.00%, 12/01/26	185	194,651
State of California GO
4.00%, 04/01/26	100	101,380
4.00%, 11/01/26	850	865,401
4.00%, 09/01/27 (Call 09/01/26)	130	132,360
4.00%, 08/01/28 (Call 08/01/26)	80	81,316
5.00%, 03/01/26 (Call 03/01/25)	510	516,904
5.00%, 04/01/26	510	526,422
5.00%, 08/01/26	1,370	1,420,843
5.00%, 08/01/26 (Call 08/01/25)	1,230	1,253,416
5.00%, 09/01/26	1,445	1,501,018
5.00%, 10/01/26	1,570	1,633,509
5.00%, 10/01/26 (Call 04/01/26)	630	650,338
5.00%, 11/01/26	1,080	1,125,541
5.00%, 12/01/26	1,015	1,059,506
5.00%, 08/01/27 (Call 08/01/26)	305	315,559
5.00%, 09/01/27 (Call 09/01/26)	185	191,679
5.00%, 08/01/28 (Call 08/01/26)	410	425,109
Series B, 5.00%, 08/01/26	150	155,567
Series B, 5.00%, 09/01/26	1,180	1,225,744
Series C, 5.00%, 08/01/27 (Call 08/01/26)	660	682,850
Series C, 5.00%, 08/01/28 (Call 08/01/26)	805	834,666
University of California RB
4.00%, 05/15/26	550	558,132
5.00%, 05/15/26	535	554,586
Series AV, 5.00%, 05/15/26	210	217,727
Series AY, 5.00%, 05/15/26	645	668,733
Series I, 5.00%, 05/15/26 (Call 05/15/25)	740	751,565
		52,995,848
Security	Par (000)	Value
Colorado — 0.9%
Board of Governors of Colorado State University System RB, 5.00%, 03/01/26 (ST HGR ED INTERCEPT PROG)	$535	$551,159
City & County of Denver CO Airport System Revenue RB, 5.00%, 11/15/26	1,055	1,101,054
City & County of Denver Colorado GO, Series A, 5.00%, 08/01/26	70	72,781
City of Colorado Springs CO Utilities System Revenue RB
5.00%, 11/15/26	175	182,601
Series A2, 5.00%, 11/15/26	130	135,646
City of Colorado Springs Colorado Utilities System Revenue RB, Series B, 5.00%, 11/15/26	95	99,126
Colorado Health Facilities Authority, 5.00%, 11/01/26	200	206,009
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	130	130,716
5.00%, 12/01/26 (SAW)	315	328,963
5.00%, 12/01/27 (Call 12/01/26)	220	229,378
5.50%, 12/01/26 (SAW)	195	206,040
E-470 Public Highway Authority RB, 0.00%, 09/01/26 (NPFGC)(b)	250	228,965
University of Colorado RB, Series A-2, 5.00%, 06/01/26	410	423,630
		3,896,068
Connecticut — 2.2%
Connecticut State Health & Educational Facilities Authority RB, 2.80%, 07/01/57 (Put 02/03/26)	400	391,613
State of Connecticut GO
4.00%, 03/15/26	260	263,545
4.00%, 05/15/26	185	187,309
4.00%, 06/01/26	205	207,649
5.00%, 04/15/26	1,120	1,157,318
5.00%, 06/15/26	550	568,471
5.00%, 06/15/26 (Call 06/15/25)	210	213,241
5.00%, 08/01/26	300	310,797
5.00%, 11/15/26	435	453,138
Series A, 5.00%, 03/15/26	390	402,334
Series A, 5.00%, 04/15/26	1,275	1,317,483
Series B, 4.00%, 06/01/26	100	101,292
Series B, 5.00%, 05/15/26	450	464,400
Series B, 5.00%, 05/15/27 (Call 05/15/26)	220	226,997
Series D, 5.00%, 09/15/26	380	394,584
Series E, 5.00%, 10/15/26	225	234,007
Series F, 5.00%, 09/15/26	230	238,827
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/26	125	129,786
5.00%, 09/01/26 (Call 09/01/24)	165	165,636
Series A, 5.00%, 05/01/26	1,220	1,258,499
Series A, 5.00%, 09/01/27 (Call 09/01/26)	530	549,629
Series A, 5.00%, 09/01/28 (Call 09/01/26)	240	248,925
Series C, 5.00%, 10/01/26	80	83,140
Series D, 5.00%, 11/01/26	425	442,392
		10,011,012
Delaware — 0.9%
Delaware Transportation Authority RB
5.00%, 07/01/26	920	953,583
5.00%, 09/01/26	570	591,420
5.00%, 07/01/27 (Call 07/01/26)	275	285,249
State of Delaware GO
5.00%, 02/01/26	150	154,380
5.00%, 03/01/26	390	402,029
5.00%, 07/01/26	170	176,386
5.00%, 10/01/26	105	109,490
Schedule of Investments
43

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Delaware (continued)
5.00%, 07/01/28 (Call 07/01/26)	$260	$269,764
Series A, 5.00%, 01/01/26	585	601,141
Series D, 5.00%, 07/01/27 (Call 07/01/26)	360	373,596
		3,917,038
District of Columbia — 1.4%
District of Columbia GO
5.00%, 06/01/26	335	346,613
Series A, 5.00%, 06/01/26 (Call 06/01/25)	355	361,169
Series A, 5.00%, 10/15/26	590	614,877
Series A, 5.00%, 06/01/27 (Call 06/01/26)	175	181,103
Series B, 5.00%, 06/01/26 (Call 06/01/25)	130	132,259
Series D, 5.00%, 06/01/26	360	372,480
Series D, 5.00%, 06/01/27 (Call 12/01/26)	325	338,867
Series D, 5.00%, 06/01/28 (Call 12/01/26)	200	208,081
District of Columbia Income Tax Revenue RB
Series B, 5.00%, 10/01/26	235	244,717
Series C, 5.00%, 05/01/26	75	77,523
Series C, 5.00%, 10/01/26	1,005	1,046,554
District of Columbia RB, 5.00%, 12/01/26	560	582,832
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/26	365	379,881
Washington Metropolitan Area Transit Authority Dedicated Revenue RB, Series A, 5.00%, 07/15/26	855	884,109
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/26	420	433,997
		6,205,062
Florida — 3.7%
Central Florida Tourism Oversight District GOL
5.00%, 06/01/27 (Call 06/01/26)	300	308,258
Series A, 5.00%, 06/01/26	130	133,396
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	420	425,385
County of Miami-Dade FL GO, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,007,020
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/27 (Call 07/01/26)	315	324,209
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	1,025	1,043,007
Florida Department of Environmental Protection RB
5.00%, 07/01/26	660	681,979
5.00%, 07/01/26 (Call 07/01/25)	930	945,970
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	167,739
Series A, 5.00%, 07/01/27 (Call 07/01/26)	455	469,933
Hillsborough County Aviation Authority RB, 5.00%, 10/01/26	200	208,175
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/26	500	520,070
Orange County School Board COP, 5.00%, 08/01/26	200	207,100
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/26	155	161,295
Palm Beach County School District COP, 5.00%, 08/01/26	1,300	1,344,155
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/27 (Call 02/01/26)	255	260,777
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	102,572
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27 (Call 07/01/26)	200	205,889
Series B, 5.00%, 07/01/26	150	154,995
Series B, 5.00%, 07/01/27 (Call 07/01/26)	215	221,331
Series C, 5.00%, 07/01/26	200	206,660
Security	Par (000)	Value
Florida (continued)
State of Florida Department of Transportation RB, 5.00%, 07/01/26	$425	$440,684
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/26	245	253,729
5.00%, 07/01/26 (Call 07/01/25)	400	406,319
Series C, 5.00%, 07/01/27 (Call 07/01/26)	185	191,072
State of Florida GO
5.00%, 06/01/26	240	248,021
5.00%, 07/01/26	1,525	1,580,955
5.00%, 07/01/26 (Call 07/01/25)	470	478,269
5.00%, 06/01/27 (Call 06/01/26)	160	165,352
Series A, 5.00%, 07/01/26	145	150,321
Series B, 5.00%, 06/01/26	170	175,681
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	40,029
Series B, 5.00%, 07/01/26	485	502,796
Series C, 5.00%, 06/01/26	325	335,862
Series C, 5.00%, 06/01/28 (Call 06/01/26)	125	129,207
Series E, 5.00%, 06/01/26 (Call 06/01/25)	305	309,813
State of Florida Lottery Revenue RB
5.00%, 07/01/26	465	481,470
5.00%, 07/01/27 (Call 07/01/26)	145	149,677
Series A, 5.00%, 07/01/26	1,270	1,314,982
		16,454,154
Georgia — 2.1%
Athens-Clarke County Georgia Unified Government Water & Sewerage Revenue RB, 5.00%, 01/01/26 (Call 01/01/25)	150	151,398
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/26	100	103,587
City of Atlanta GA GO, 5.00%, 12/01/26	875	913,787
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/26	735	765,795
Columbia County School District GO, 4.00%, 04/01/26 (SAW)	110	111,327
County of Carroll GA GO, 5.00%, 06/01/26	85	87,914
County of Forsyth GA GO
5.00%, 03/01/26 (Call 03/01/25)	40	40,476
5.00%, 03/01/26 (PR 03/01/25)	20	20,227
Forsyth County School District GO, 5.00%, 02/01/27 (Call 02/01/26)	245	251,930
Georgia Ports Authority RB, 5.00%, 07/01/26	210	217,537
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/26	620	641,254
Gwinnett County School District GO, Series B, 5.00%, 08/01/26	540	560,266
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/26	155	160,988
Henry County School District GO
4.00%, 08/01/26 (SAW)	150	152,210
5.00%, 08/01/26 (SAW)	240	249,007
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/26	550	570,323
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	375	389,094
State of Georgia GO
5.00%, 02/01/26 (Call 02/01/25)	105	106,189
Series A, 5.00%, 07/01/26	610	632,526
Series A, 5.00%, 08/01/26	625	649,129
Series A-1, 5.00%, 02/01/26	335	344,782
Series E, 5.00%, 12/01/26	345	360,719
Series E, 5.00%, 12/01/27 (Call 12/01/26)	310	323,687
44
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Series F, 5.00%, 01/01/26	$1,420	$1,459,180
		9,263,332
Hawaii — 1.4%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/26 (Call 07/01/25)	200	203,022
5.00%, 07/01/27 (Call 07/01/26)	300	309,593
Series A, 5.00%, 07/01/28 (Call 07/01/26)	370	381,675
City & County of Honolulu Hawaii GO, 5.00%, 07/01/26	610	631,634
City & County of Honolulu HI GO
5.00%, 07/01/26	420	434,896
Series A, 5.00%, 10/01/26 (Call 10/01/25)	260	265,252
Series B, 5.00%, 10/01/26 (Call 10/01/25)	100	102,020
Series D, 5.00%, 09/01/26	165	171,393
County of Hawaii HI GO, Series A, 5.00%, 09/01/27 (Call 03/01/26)	100	102,831
State of Hawaii GO
5.00%, 01/01/26	155	159,226
5.00%, 10/01/26	1,065	1,107,246
5.00%, 10/01/26 (Call 10/01/25)	210	214,271
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	200	204,067
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	460	476,619
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	175	181,487
Series FH, 5.00%, 10/01/26	125	129,958
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	160	165,931
Series FK, 5.00%, 05/01/26	110	113,484
Series FT, 5.00%, 01/01/26	500	513,632
State of Hawaii State Highway Fund RB
5.00%, 01/01/26	240	246,543
Series B, 5.00%, 01/01/27 (Call 07/01/26)	180	185,756
		6,300,536
Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	1,040	1,075,856
Illinois — 3.4%
Chicago O'Hare International Airport RB
5.00%, 01/01/26	1,140	1,169,487
Series B, 5.00%, 01/01/26 (Call 01/01/25)	495	497,973
Series D, 5.00%, 01/01/26	275	282,113
Series E, 5.00%, 01/01/26	665	682,201
Illinois Finance Authority RB
4.00%, 07/01/26 (Call 01/01/26)	445	449,403
5.00%, 01/01/26	975	999,830
5.00%, 04/01/26	95	97,758
5.00%, 07/01/26	2,545	2,636,279
Illinois State Toll Highway Authority RB
5.00%, 01/01/26	1,835	1,882,929
Series B, 5.00%, 01/01/26	335	343,750
State of Illinois GO
5.00%, 02/01/26	340	346,873
5.00%, 02/01/26 (Call 05/31/24)	100	100,091
5.00%, 03/01/26	130	132,795
5.00%, 05/01/26	700	716,795
5.00%, 10/01/26	400	411,941
5.00%, 06/01/27 (Call 06/01/26)	100	102,301
Series A, 5.00%, 03/01/26	595	607,791
Series A, 5.00%, 10/01/26	815	839,330
Series A, 5.00%, 11/01/26	50	51,557
Series B, 5.00%, 03/01/26	635	648,651
Series B, 5.13%, 09/01/26	150	154,737
Series D, 5.00%, 11/01/26	1,775	1,830,428
Security	Par (000)	Value
Illinois (continued)
State of Illinois Sales Tax Revenue RB
5.00%, 06/15/26	$65	$66,807
Series A, 4.00%, 06/15/26	290	292,219
		15,344,039
Indiana — 1.5%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/26	510	530,149
Indiana Finance Authority RB
5.00%, 02/01/26	745	766,498
5.00%, 06/01/26 (ETM)	650	671,518
5.00%, 02/01/29 (PR 02/01/26)	260	267,210
Series A, 5.00%, 02/01/26	570	586,448
Series A, 5.00%, 10/01/26	475	493,654
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	100,552
Series C, 5.00%, 06/01/27 (Call 12/01/26)	865	897,981
Series C, 5.00%, 06/01/28 (Call 12/01/26)	155	160,871
Series E, 5.00%, 02/01/26	415	426,976
Series E, 5.00%, 02/01/27 (Call 08/01/26)	100	103,596
Indiana Municipal Power Agency RB
5.00%, 01/01/26	260	266,239
5.00%, 01/01/27 (Call 07/01/26)	175	180,010
Indiana University RB
5.00%, 08/01/26 (Call 08/01/24)	100	100,341
Series A, 5.00%, 06/01/26	125	129,207
Series A, 5.00%, 06/01/27 (Call 06/01/26)	370	381,781
Series A, 5.00%, 06/01/28 (Call 06/01/26)	270	278,926
Purdue University RB, 5.00%, 07/01/26	230	237,958
		6,579,915
Iowa — 0.6%
City of Des Moines IA GO, 5.00%, 06/01/26	910	941,957
Iowa Finance Authority RB
5.00%, 08/01/26	540	560,277
5.00%, 08/01/26 (Call 08/01/25)	150	152,707
State of Iowa RB
4.00%, 06/01/26	510	515,782
5.00%, 06/15/26	300	310,455
		2,481,178
Kansas — 0.4%
State of Kansas Department of Transportation RB
5.00%, 09/01/26	445	461,845
5.00%, 09/01/26 (Call 09/01/24)	520	522,341
5.00%, 09/01/26 (Call 09/01/25)	965	983,084
		1,967,270
Kentucky — 0.0%
Kentucky Infrastructure Authority RB, Series A, 5.00%, 02/01/26 (Call 02/01/25)	100	101,110
Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	210	216,858
Series B, 5.00%, 05/01/26 (Call 05/01/25)	75	75,985
State of Louisiana GO
5.00%, 04/01/26	210	216,710
5.00%, 05/01/26 (Call 05/01/25)	85	86,133
5.00%, 09/01/27 (Call 09/01/26)	330	342,342
Series A, 5.00%, 03/01/26	150	154,545
Series A, 5.00%, 09/01/26	220	228,679
Series B, 5.00%, 08/01/26	880	910,917
Schedule of Investments
45

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
State of Louisiana RB
5.00%, 09/01/26	$270	$279,852
Series A, 5.00%, 09/01/26	1,000	1,036,488
		3,548,509
Maine — 0.9%
Maine Municipal Bond Bank RB
5.00%, 09/01/26	250	259,167
5.00%, 11/01/26	360	374,985
Maine Turnpike Authority RB
5.00%, 07/01/26	1,150	1,191,003
5.00%, 07/01/26 (Call 07/01/25)	705	717,106
State of Maine GO
4.00%, 06/01/26	160	161,936
5.00%, 06/01/26	1,210	1,251,452
Series B, 5.00%, 06/01/26	265	274,078
		4,229,727
Maryland — 3.1%
City of Baltimore MD GO
Series A, 5.00%, 10/15/26	90	93,778
Series B, 5.00%, 10/15/26	145	151,086
City of Baltimore MD RB, 5.00%, 07/01/26	215	221,938
County of Anne Arundel MD GOL
5.00%, 10/01/26	1,245	1,297,422
5.00%, 10/01/26 (Call 10/01/25)	175	178,943
County of Baltimore MD GO
5.00%, 03/01/26	285	293,637
5.00%, 08/01/26 (Call 08/01/25)	135	137,640
County of Charles MD GO
4.00%, 10/01/26	80	81,524
5.00%, 10/01/26	560	583,580
County of Frederick MD GO
5.00%, 02/01/26	155	159,313
5.00%, 08/01/26	370	383,972
County of Howard Maryland GO
Series A, 5.00%, 08/15/26	500	519,727
Series D, 5.00%, 02/15/26	465	478,778
County of Howard MD GO
5.00%, 02/15/26	150	154,445
5.00%, 08/15/26	195	202,693
County of Montgomery MD GO
5.00%, 06/01/26	105	108,709
5.00%, 11/01/26	255	266,189
Series A, 4.00%, 12/01/26 (Call 12/01/24)	60	59,817
Series A, 5.00%, 11/01/26	825	861,200
Series C, 5.00%, 10/01/26	350	364,737
County of Prince George's MD GO, Series A, 5.00%, 09/15/26	295	307,150
County of Prince George's MD GOL
5.00%, 07/01/26	500	518,486
Series A, 5.00%, 07/15/26	455	472,180
Maryland State Transportation Authority RB, 5.00%, 07/01/26	125	129,510
State of Maryland Department of Transportation RB
5.00%, 05/01/26 (Call 05/01/25)	150	152,338
5.00%, 09/01/26	405	420,588
5.00%, 10/01/26	745	774,923
5.00%, 11/01/26 (Call 11/01/24)	145	145,983
5.00%, 12/01/27 (Call 12/01/26)	110	114,718
State of Maryland GO
First Series, 5.00%, 03/15/26	1,000	1,031,074
Security	Par (000)	Value
Maryland (continued)
Series A, 5.00%, 03/15/26	$530	$546,469
Series A, 5.00%, 08/01/26	225	233,697
Series B, 4.00%, 08/01/26	355	361,087
Series B, 5.00%, 08/01/26	1,035	1,075,006
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26	300	310,596
5.00%, 06/01/26 (GTD)	365	377,892
5.00%, 06/15/26 (GTD)	100	103,610
5.00%, 06/01/27 (Call 06/01/26) (GTD)	105	108,765
		13,783,200
Massachusetts — 2.7%
City of Boston MA GO, Series B, 4.00%, 03/01/26	80	81,100
City of Cambridge MA GOL
5.00%, 02/15/26	260	268,894
Series B, 5.00%, 02/15/26	195	201,671
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/26 (Call 06/15/24)	575	575,893
Series A, 5.00%, 06/15/27 (Call 06/15/26)	295	304,798
Commonwealth of Massachusetts GOL
5.00%, 04/01/26	100	103,214
Series A, 5.00%, 01/01/26	975	1,001,582
Series A, 5.00%, 03/01/26	180	185,487
Series A, 5.00%, 07/01/26	1,300	1,347,148
Series A, 5.00%, 07/01/28 (Call 07/01/26)	120	124,477
Series B, 5.00%, 01/01/26	185	190,044
Series C, 5.00%, 04/01/26	380	392,214
Series C, 5.00%, 05/01/26	450	464,872
Series C, 5.00%, 09/01/26	200	207,921
Series C, 5.25%, 11/01/26 (AGM)	50	52,451
Series D, 5.00%, 07/01/26	210	217,616
Series E, 5.00%, 11/01/26	175	182,537
Series HH, 5.00%, 12/01/26	705	736,568
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	420	435,580
Massachusetts Bay Transportation Authority Assessment Revenue RB, Series A, 4.00%, 07/01/26	155	157,507
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/26 (PR 07/01/25)	150	152,607
Series A, 5.00%, 07/01/26	620	644,067
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/26	230	240,569
Massachusetts Development Finance Agency RB, Series A, 5.00%, 10/15/26	345	359,383
Massachusetts School Building Authority RB
5.00%, 02/15/26	100	102,998
5.00%, 08/15/26 (Call 08/15/25)	575	586,834
Series A, 5.00%, 11/15/26 (Call 11/15/25)	95	97,391
Massachusetts State College Building Authority RB
4.00%, 05/01/26 (Call 05/01/25) (ST HGR ED INTERCEPT PROG)	325	326,538
4.00%, 05/01/26 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5	5,022
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/26	255	262,328
Series A, 5.00%, 01/01/26	210	216,035
Massachusetts Water Resources Authority
5.00%, 08/01/26	115	119,716
5.00%, 08/01/26 (ETM)	345	357,889
46
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Water Resources Authority RB
5.00%, 08/01/26 (ETM)	$165	$171,164
5.00%, 08/01/26 (PR 08/01/24)	115	115,341
Series B, 5.25%, 08/01/26 (AGM)	550	575,518
Series C, 5.00%, 08/01/35 (PR 08/01/26)	215	223,032
University of Massachusetts Building Authority RB
5.00%, 05/01/26	175	181,280
5.00%, 11/01/26	150	156,649
		12,125,935
Michigan — 1.2%
Great Lakes Water Authority Water Supply System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	220	226,809
Series C, 5.00%, 07/01/26	210	217,176
Michigan Finance Authority RB, 5.00%, 10/01/26	260	270,320
Michigan State Building Authority RB
5.00%, 04/15/26	125	128,973
5.00%, 10/15/26	65	67,632
Series I, 5.00%, 04/15/26	215	221,834
Series I, 5.00%, 04/15/26 (Call 10/15/25)	245	250,140
Series I, 5.00%, 04/15/27 (Call 10/15/26)	140	145,521
Michigan State University RB, 5.00%, 02/15/26	420	431,668
State of Michigan RB
5.00%, 03/15/26	1,665	1,713,074
5.00%, 05/01/26	375	387,246
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/26	565	588,963
University of Michigan RB
5.00%, 04/01/26	215	221,686
Series A, 5.00%, 04/01/26	335	344,916
		5,215,958
Minnesota — 1.9%
County of Hennepin MN, 5.00%, 12/01/27 (Call 12/01/26)	235	245,027
County of Hennepin MN GO
5.00%, 12/01/26	620	647,499
Series A, 5.00%, 12/01/26	150	156,653
Metropolitan Council GO
5.00%, 03/01/26	85	87,425
5.00%, 12/01/26	1,700	1,777,548
Series C, 5.00%, 03/01/26	115	118,280
Minneapolis-St Paul Metropolitan Airports Commission RB
5.00%, 01/01/26	100	102,342
Series A, 5.00%, 01/01/26	220	225,583
Minnesota Public Facilities Authority State Revolving Fund RB
4.00%, 03/01/26	510	517,377
Series A, 5.00%, 03/01/28 (Call 03/01/26)	185	190,448
State of Minnesota GO
5.00%, 08/01/26	805	834,167
5.00%, 10/01/26	165	171,519
Series B, 4.00%, 08/01/26	420	427,384
Series B, 4.00%, 08/01/26 (Call 08/01/24)	325	319,463
Series D, 5.00%, 08/01/26	380	393,768
Series D, 5.00%, 10/01/26	490	509,358
Series E, 3.00%, 08/01/26	335	329,171
State of Minnesota RB, 5.00%, 03/01/26	855	879,833
University of Minnesota, 5.00%, 12/01/26	455	474,356
		8,407,201
Security	Par (000)	Value
Mississippi — 1.0%
State of Mississippi GO
5.00%, 12/01/26	$245	$255,854
5.00%, 11/01/32 (PR 11/01/26)	640	667,163
5.00%, 12/01/33 (PR 12/01/26)	1,565	1,630,123
Series A, 5.00%, 10/01/26	690	718,203
Series B, 5.00%, 12/01/29 (PR 12/01/26)	285	296,859
Series C, 5.00%, 10/01/26 (Call 10/01/25)	780	795,925
		4,364,127
Missouri — 0.9%
City of Kansas City MO Sanitary Sewer System Revenue RB, 5.00%, 01/01/26	125	128,513
City of Kansas City MO Water Revenue RB, Series A, 5.00%, 12/01/26	245	255,928
Clayton School District/MO GO, 5.00%, 03/01/26	135	138,875
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	125	128,337
Missouri Highway & Transportation Commission RB
5.00%, 11/01/26	1,385	1,443,739
Series A, 5.00%, 05/01/26	535	552,681
Series A, 5.00%, 05/01/26 (Call 05/31/24)	155	155,125
Missouri State Board of Public Buildings RB
5.00%, 04/01/26	130	133,837
Series A, 4.00%, 04/01/26 (Call 05/31/24)	195	194,772
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	375	381,301
Park Hill School District of Platte County GO, 3.38%, 03/01/37 (PR 03/01/26) (ST AID DIR DEP)	695	695,115
		4,208,223
Nebraska — 0.6%
Nebraska Public Power District RB
5.00%, 01/01/26	715	733,559
5.00%, 01/01/28 (Call 01/01/26)	170	174,025
Omaha Public Power District Nebraska City Station Unit 2 RB, 5.00%, 02/01/26 (Call 02/01/25)	600	606,000
Omaha Public Power District RB, 5.00%, 02/01/26	1,245	1,280,308
University of Nebraska Facilities Corp. (The) RB, 5.00%, 07/15/26	85	88,023
		2,881,915
Nevada — 2.2%
Clark County School District GOL
5.00%, 06/15/26	195	201,428
5.00%, 06/15/26 (AGM)	250	258,241
Series A, 5.00%, 06/15/26	305	314,738
Series E, 5.00%, 06/15/26	190	196,066
Clark County Water Reclamation District, 5.00%, 07/01/26	700	724,381
County of Clark Department of Aviation RB
5.00%, 07/01/26	365	377,473
Series A, 5.00%, 07/01/26	755	780,799
County of Clark NV GOL
5.00%, 06/01/26	185	190,965
5.00%, 11/01/26	110	114,421
5.00%, 11/01/26 (PR 11/01/24)	80	80,512
5.00%, 12/01/26	100	104,181
Series B, 5.00%, 11/01/26	530	551,301
Series B, 5.00%, 11/01/27 (Call 11/01/26)	305	316,998
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/26	105	108,588
Series C, 5.00%, 07/01/26	355	367,131
Schedule of Investments
47

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada (continued)
County of Clark NV RB
5.00%, 07/01/26	$930	$961,407
Series A, 5.00%, 07/01/26 (Call 07/01/24)	455	455,588
Las Vegas Valley Water District GOL
5.00%, 06/01/26	75	77,495
5.00%, 09/15/26 (Call 09/15/25)	125	127,335
5.00%, 12/01/26 (Call 06/01/25)	125	126,915
5.00%, 06/01/27 (Call 06/01/26)	115	118,609
Series A, 5.00%, 06/01/26	350	361,641
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	175	177,379
State of Nevada GOL
5.00%, 05/01/26	1,130	1,166,901
5.00%, 08/01/26	265	274,945
Series A, 4.00%, 08/01/26 (Call 08/01/25)	60	60,237
Series B, 5.00%, 11/01/26 (Call 05/01/25)	215	218,044
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26)	800	827,249
5.00%, 12/01/27 (Call 06/01/26)	210	217,153
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	140	142,144
		10,000,265
New Hampshire — 0.1%
City of Manchester NH GO, 5.00%, 07/01/26	225	232,927
New Hampshire Municipal Bond Bank RB, 5.00%, 08/15/26 (ST INTERCEPT)	215	223,183
State of New Hampshire GO, 5.00%, 03/01/26 (Call 03/01/25)	190	192,312
		648,422
New Jersey — 1.8%
County of Union New Jersey GO, 4.00%, 03/01/26	50	50,652
Essex County Improvement Authority RB, 5.50%, 10/01/26 (NPFGC GTD)	150	157,930
Monmouth County Improvement Authority (The) RB, 4.00%, 08/01/26	305	310,017
New Jersey Economic Development Authority RB
5.00%, 11/01/26	220	227,555
Series AAA, 5.00%, 06/15/26	100	102,816
Series B, 5.00%, 11/01/26 (SAP)	820	848,158
Series N-1, 5.50%, 09/01/26 (AMBAC)	60	62,598
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	150	150,160
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	800	800,261
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/26	365	378,558
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/26	460	473,242
Series A, 5.00%, 06/15/26	440	452,661
Series A, 5.00%, 06/15/28 (Call 06/15/26)	1,180	1,210,901
Series AA, 4.25%, 06/15/26 (Call 06/15/25)	200	200,695
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	230	230,148
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	25,304
State of New Jersey GO, Series A, 5.00%, 06/01/26	2,550	2,634,349
		8,316,005
New Mexico — 0.9%
New Mexico Finance Authority RB
5.00%, 06/01/26	870	898,051
5.00%, 06/15/26	615	635,272
Series A, 5.00%, 06/15/26	275	284,065
Series A, 5.00%, 06/15/26 (Call 06/15/24)	195	195,338
State of New Mexico GO, 5.00%, 03/01/26	860	885,906
Security	Par (000)	Value
New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/26	$1,305	$1,349,072
		4,247,704
New York — 9.6%
City of New York GO
5.00%, 04/01/26	450	464,379
5.00%, 08/01/26	100	103,467
Series A, 5.00%, 08/01/26	1,360	1,407,154
Series A-1, 5.00%, 08/01/26	630	651,843
Series B-1, 5.00%, 08/01/26	640	662,190
Series C, 5.00%, 08/01/26	985	1,019,152
Series C, 5.00%, 08/01/28 (Call 02/01/26)	165	169,237
City of New York NY GO
5.00%, 03/01/26	115	118,485
5.00%, 03/01/26 (Call 05/31/24)	225	225,199
5.00%, 08/01/26	1,075	1,112,272
5.00%, 08/01/26 (Call 08/01/24)	175	175,405
5.00%, 08/01/26 (Call 08/01/25)	110	111,825
5.00%, 09/01/26	45	46,631
5.00%, 10/01/26	365	378,809
Series C, 5.00%, 08/01/26 (Call 02/01/26)	790	811,369
Series C, 5.00%, 08/01/27 (Call 02/01/26)	180	184,745
Series F6, VRDN,3.80%, 06/01/44 (Put 04/30/24)(a)	1,200	1,200,000
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	325	336,445
County of Nassau NY GOL, 5.00%, 04/01/26	145	149,633
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	500	515,167
Long Island Power Authority RB
Series A, 5.00%, 09/01/26	55	57,145
Series B, 5.00%, 09/01/26	205	212,994
Metropolitan Transportation Authority RB
4.00%, 11/15/26	100	102,010
5.00%, 11/15/26	600	623,450
Series B, 5.00%, 11/15/26	720	748,196
Series B-2, 5.00%, 11/15/26	125	130,598
Series C-1, 5.00%, 11/15/26	2,960	3,075,987
New York City Municipal Water Finance Authority RB
5.00%, 06/15/26	245	253,793
5.00%, 06/15/26 (PR 06/15/25)	365	371,246
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	140	141,150
Series DD, 5.00%, 06/15/26	830	859,788
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	200	201,643
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/26 (SAW)	425	440,864
5.00%, 07/15/26 (ETM) (SAW)	285	294,805
5.00%, 07/15/26 (Call 01/15/25) (SAW)	110	111,038
5.00%, 07/15/26 (Call 01/15/26) (SAW)	60	61,476
Series S1, 5.00%, 07/15/26 (SAW)	610	632,769
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/26	100	101,213
5.00%, 02/01/26	345	354,245
5.00%, 08/01/26	1,770	1,834,519
5.00%, 08/01/26 (Call 08/01/24)	140	140,373
5.00%, 11/01/26	2,490	2,593,171
5.00%, 08/01/27 (Call 08/01/26)	235	242,889
Series A-1, 5.00%, 11/01/26	360	374,916
Series C, 5.00%, 11/01/26	250	260,359
Series C, 5.00%, 11/01/26 (Call 05/31/24)	145	145,113
Series E1, 4.00%, 02/01/26	195	196,881
48
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Power Authority RB, 5.00%, 11/15/26 (AGM)	$260	$271,428
New York State Dormitory Authority RB
5.00%, 02/15/26	910	937,167
5.00%, 02/15/26 (ETM)	190	195,417
5.00%, 03/15/26	1,570	1,618,786
5.00%, 03/15/26 (ETM)	680	700,468
5.00%, 07/01/26	150	155,833
5.00%, 10/01/26	195	203,627
5.00%, 02/15/28 (Call 08/15/26)	195	200,921
Series A, 5.00%, 03/15/26	1,015	1,047,190
Series A, 5.00%, 10/01/26	300	313,272
Series A, 5.00%, 03/15/28 (Call 09/15/26)	835	866,484
Series A1, 4.00%, 10/01/26	115	117,379
Series C, 5.00%, 03/15/26	280	289,200
Series D, 5.00%, 02/15/27 (PR 08/15/26)	525	546,827
Series D, 5.00%, 02/15/28 (PR 08/15/26)	675	703,063
Series E, 5.00%, 03/15/26 (PR 09/15/25)	130	133,074
New York State Environmental Facilities Corp RB, 5.00%, 06/15/26	175	181,281
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/31/24)	105	105,112
5.00%, 06/15/26	615	637,073
Series D, 5.00%, 09/15/26 (Call 03/15/25)	260	263,300
Series E, 5.00%, 06/15/26	75	77,692
New York State Thruway Authority RB
5.00%, 01/01/26	600	616,653
5.00%, 01/01/27 (Call 01/01/26)	245	250,128
Series A, 5.00%, 01/01/26	125	128,183
Series A, 5.00%, 01/01/28 (Call 01/01/26)	150	153,091
Series A-1, 5.00%, 03/15/26	235	242,302
Series L, 5.00%, 01/01/26	125	128,469
New York State Urban Development Corp. RB
4.00%, 03/15/26	130	131,702
5.00%, 03/15/26	1,725	1,778,771
Series A, 5.00%, 03/15/27 (PR 03/15/26)	335	345,083
Series A, 5.00%, 03/15/28 (PR 03/15/26)	880	908,103
Series E, 5.00%, 03/15/26	190	195,904
Port Authority of New York & New Jersey RB
4.00%, 12/01/26	85	86,744
5.00%, 07/15/26	100	103,776
5.00%, 09/01/26	390	405,742
5.00%, 09/01/26 (Call 09/01/24)	195	195,743
5.00%, 12/01/26	415	433,931
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	190	192,835
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (PR 10/15/24)	295	296,811
State of New York GO, 5.00%, 03/15/26	300	309,763
Triborough Bridge & Tunnel Authority RB
5.00%, 05/15/26	230	237,818
5.00%, 11/15/26	705	735,462
5.00%, 11/15/26 (Call 05/15/26)	445	458,914
Series B, 5.00%, 11/15/26	355	370,339
Series C-1, 5.00%, 11/15/26	390	406,851
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	300	310,642
		43,394,392
North Carolina — 2.0%
City of Charlotte NC GO
5.00%, 06/01/26	375	388,238
Series A, 5.00%, 06/01/26	125	129,413
Security	Par (000)	Value
North Carolina (continued)
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/26 (Call 07/01/25)	$135	$137,444
City of Durham NC Water & Sewer Utility System Revenue RB, 5.00%, 08/01/26	300	311,589
City of Raleigh NC GO, 5.00%, 09/01/26	370	385,011
County of Buncombe NC RB, 5.00%, 06/01/26	80	82,808
County of Forsyth NC GO, 4.00%, 03/01/26	170	171,945
County of Forsyth NC RB, Series A, 4.00%, 04/01/26	195	197,353
County of Mecklenburg NC GO, 5.00%, 03/01/26	260	267,925
County of Orange NC GO, 5.00%, 08/01/26	565	586,951
County of Union NC GO, 5.00%, 09/01/26	205	213,317
County of Wake NC GO, 5.00%, 03/01/26	575	592,424
County of Wake NC RB
5.00%, 03/01/26	230	236,970
5.00%, 09/01/26	175	182,020
5.00%, 12/01/26	255	266,561
North Carolina Capital Facilities Finance Agency RB, 5.00%, 10/01/26	245	255,306
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	200	204,664
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	150	155,188
Series A, 5.00%, 06/01/26	585	605,638
Series A, 5.00%, 06/01/28 (Call 06/01/26)	165	170,981
Series C, 5.00%, 05/01/26	285	294,586
State of North Carolina RB
5.00%, 03/01/26	1,055	1,085,642
5.00%, 05/01/26	850	878,424
Series A, 5.00%, 05/01/26	515	532,221
Series B, 5.00%, 06/01/26	390	403,688
Town of Cary North Carolina GO, 5.00%, 09/01/26	170	176,897
		8,913,204
Ohio — 2.3%
American Municipal Power Inc. RB, 5.00%, 02/15/26	775	793,895
City of Columbus OH GO
5.00%, 04/01/26	65	67,065
Series 1, 5.00%, 07/01/26	180	186,269
Series A, 4.00%, 08/15/26 (Call 08/15/25)	460	461,985
Series A, 5.00%, 04/01/26	100	103,177
City of Columbus OH GOL
5.00%, 04/01/26	125	128,971
Series 2, 5.00%, 07/01/26	230	238,011
City of Columbus OH Sewerage Revenue RB, 5.00%, 06/01/26 (Call 12/01/24)	100	100,764
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	100	102,218
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/26	230	237,879
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	145	151,058
Miami University/Oxford OH RB, 5.00%, 09/01/26	100	103,395
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/26	150	156,399
Ohio State University (The) RB, 5.00%, 12/01/26	355	369,834
Ohio Turnpike & Infrastructure Commission RB, 5.00%, 02/15/26	140	144,001
Ohio Water Development Authority RB
5.00%, 06/01/26	600	621,181
5.00%, 12/01/26	260	271,853
5.00%, 12/01/27 (Call 12/01/26)	300	312,121
5.00%, 06/01/28 (Call 12/01/26)	140	145,516
Schedule of Investments
49

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/26	$1,105	$1,144,007
5.00%, 06/01/26 (PR 12/01/25)	310	317,172
5.00%, 12/01/26	320	334,589
State of Ohio COP, 5.00%, 09/01/26	310	321,437
State of Ohio GO
5.00%, 05/01/26	215	222,021
5.00%, 06/15/26	465	481,282
5.00%, 09/15/26	380	395,191
5.00%, 11/01/26	115	119,899
Series A, 5.00%, 05/01/26	185	191,041
Series A, 5.00%, 06/15/26	225	232,878
Series C, 5.00%, 08/01/26	245	254,189
Series S, 5.00%, 05/01/26	370	382,083
Series S, 5.00%, 05/01/28 (Call 05/01/26)	120	123,807
Series U, 5.00%, 05/01/26	605	624,757
State of Ohio RB
5.00%, 12/15/26 (Call 06/15/26)	160	165,162
Series B, 5.00%, 10/01/26	110	114,237
		10,119,344
Oklahoma — 0.4%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	410	423,395
Series A, 5.00%, 06/01/28 (Call 12/01/26)	150	155,494
Oklahoma State University RB, 5.00%, 09/01/26	250	259,225
Oklahoma Turnpike Authority RB, 5.00%, 01/01/26	735	754,919
Oklahoma Water Resources Board RB
5.00%, 04/01/26	220	226,782
5.00%, 04/01/27 (Call 04/01/26)	175	180,209
		2,000,024
Oregon — 2.4%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	195	201,832
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/26	495	509,583
5.00%, 05/01/26	380	392,433
Series A, 5.00%, 05/01/27 (Call 05/01/26)	225	231,962
Series B, 5.00%, 10/01/26 (Call 10/01/24)	145	145,871
City of Portland OR Water System Revenue RB
5.00%, 04/01/26	200	206,215
5.00%, 05/01/26	100	103,272
City of Portland Sewer System Revenue RB, 5.00%, 03/01/26	220	226,482
County of Multnomah OR GOL, 5.00%, 06/01/26	220	227,756
Multnomah County School District No. 1 Portland/Oregon GO, 5.00%, 06/15/26 (GTD)	1,195	1,236,815
Oregon State Lottery RB
5.00%, 04/01/26 (Call 07/29/24)	325	325,774
Series C, 5.00%, 04/01/26 (Call 04/01/25) (MO)	2,030	2,057,186
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	210	212,812
Portland Community College District GO
5.00%, 06/15/26	235	243,125
5.00%, 06/15/28 (Call 06/15/26)	245	253,362
Salem-Keizer School District No. 24J GO
5.00%, 06/15/26	310	320,847
Series B, 5.00%, 06/15/26 (GTD)	705	729,669
State of Oregon Department of Transportation RB
5.00%, 11/15/26	280	292,161
Series B, 5.00%, 11/15/26	180	187,818
Security	Par (000)	Value
Oregon (continued)
State of Oregon GO
5.00%, 04/01/26	$430	$443,659
5.00%, 05/01/26	775	799,551
5.00%, 06/01/26	165	170,481
5.00%, 08/01/26	1,055	1,093,382
5.00%, 08/01/26 (Call 08/01/25)	130	132,408
Series C, 5.00%, 06/01/26	165	170,481
Series O, 5.00%, 08/01/26 (PR 08/01/25)	70	71,349
		10,986,286
Pennsylvania — 3.1%
City of Philadelphia PA GO
5.00%, 08/01/26	175	181,102
Series A, 5.00%, 08/01/26	560	579,526
Commonwealth Financing Authority RB, 5.00%, 06/01/26 (Call 06/01/25)	300	304,094
Commonwealth of Pennsylvania GO
5.00%, 02/01/26	1,205	1,238,945
5.00%, 03/01/26	590	607,560
5.00%, 07/15/26	255	263,956
5.00%, 10/01/26	165	171,472
First Series, 5.00%, 01/01/26	1,240	1,272,996
First Series, 5.00%, 03/15/26 (Call 03/15/25)	445	450,073
First Series, 5.00%, 09/15/26	1,100	1,142,188
First Series, 5.00%, 09/15/27 (Call 09/15/26)	255	263,960
First Series 2020, 5.00%, 05/01/26	105	108,470
Second Series, 5.00%, 09/15/26	530	550,327
County of Bucks PA GO, 5.00%, 06/01/26	400	414,111
County of Chester PA GO, Series A, 4.00%, 07/15/27 (Call 07/15/26)	280	284,893
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	315	323,176
Lower Merion School District GOL, 5.00%, 11/15/26 (SAW)	65	67,870
Pennsylvania State University (The) RB
5.00%, 03/01/26	670	690,598
5.00%, 09/01/26	785	815,399
Pennsylvania Turnpike Commission RB
5.00%, 06/01/26	865	892,344
5.00%, 12/01/26	1,340	1,395,839
5.00%, 12/01/26 (Call 06/01/26)	435	445,822
Series A 1, 5.00%, 12/01/26	150	156,380
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	280	283,681
Series A-2, 5.00%, 12/01/26	380	396,163
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/26 (SAW)	100	102,942
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	720	727,517
		14,131,404
Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	205	211,295
Rhode Island Health and Educational Building Corp. RB, 5.00%, 09/01/26	180	187,341
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/26	315	327,950
5.00%, 10/01/26 (Call 10/01/25)	635	648,679
State of Rhode Island GO
5.00%, 01/15/26	765	786,298
5.00%, 05/01/26	820	846,297
		3,007,860
50
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina — 0.7%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/26	$235	$241,369
County of Charleston SC GO, 5.00%, 11/01/26 (SAW)	165	172,236
Greenville County School District RB, 5.00%, 12/01/26	1,000	1,044,075
Horry County School District/SC GO, 5.00%, 03/01/26 (Call 03/01/25) (SCSDE)	655	662,790
South Carolina Public Service Authority RB, 5.00%, 12/01/26	200	205,913
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/26	210	218,440
State of South Carolina GO, 5.00%, 04/01/26 (SAW)	615	634,767
		3,179,590
Tennessee — 2.1%
City of Knoxville TN Electric System Revenue RB, Series HH, 5.00%, 07/01/26	230	238,108
City of Memphis TN GO
5.00%, 06/01/26	120	124,138
5.00%, 12/01/26	100	104,458
Series A, 5.00%, 04/01/26 (Call 04/01/25)	1,010	1,023,374
County of Blount TN Go, Series B, 5.00%, 06/01/26	185	191,380
County of Blount TN GO
5.00%, 06/01/28 (Call 06/01/26)	490	507,172
Series B, 5.00%, 06/01/27 (Call 06/01/26)	160	165,211
County of Montgomery TN GO, 5.00%, 04/01/26	340	350,616
County of Shelby TN GO, 5.00%, 04/01/26	440	453,655
County of Williamson TN GO, 5.00%, 04/01/26	295	304,433
County of Wilson TN RB, 5.00%, 04/01/26	190	195,897
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	670	692,390
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	250	253,457
5.00%, 01/01/26	270	277,278
5.00%, 07/01/26 (Call 07/01/25)	265	269,584
5.00%, 01/01/27 (Call 07/01/26)	245	252,937
Series C, 5.00%, 01/01/26	255	261,874
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/26	175	181,281
Series B, 5.00%, 07/01/26	465	481,689
State of Tennessee GO
5.00%, 08/01/26	260	270,095
Series A, 5.00%, 08/01/26	165	171,407
Series A, 5.00%, 11/01/26	60	62,644
Series A, 5.00%, 08/01/27 (Call 08/01/26)	110	114,147
Series A, 5.00%, 08/01/28 (Call 08/01/26)	225	233,837
Series B, 5.00%, 08/01/27 (Call 08/01/26)	520	539,603
Tennessee State School Bond Authority RB
5.00%, 11/01/26 (ST INTERCEPT)	730	760,749
Series B, 5.00%, 11/01/26	715	745,118
		9,226,532
Texas — 10.5%
Alamo Community College District GOL, 5.00%, 02/15/26	755	776,486
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	470	483,375
Allen Independent School District GO
5.00%, 02/15/26 (PSF)	120	123,541
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	102,915
Alvin Independent School District/Texas GO, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	305	313,249
Security	Par (000)	Value
Texas (continued)
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/26 (Call 08/01/25)	$65	$66,026
Austin Independent School District GO
5.00%, 08/01/26	150	155,692
5.00%, 08/01/26 (PSF)	1,015	1,052,199
5.00%, 08/01/28 (Call 08/01/26) (PSF)	95	97,709
Series C, 5.00%, 08/01/26	450	467,076
Board of Regents of the University of Texas System RB
5.00%, 08/15/26 (Call 08/15/24)	175	175,492
5.00%, 08/15/27 (Call 08/15/26)	235	244,678
5.00%, 08/15/28 (Call 08/15/26)	120	124,190
Series C, 5.00%, 08/15/26	440	456,455
Series J, 5.00%, 08/15/26	865	897,349
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/26 (Call 11/15/25)	200	204,262
City of Austin TX GOL
5.00%, 09/01/26	445	462,535
5.00%, 09/01/26 (Call 09/01/25)	265	270,186
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	900	938,172
City of Carrollton TX GOL, 5.00%, 08/15/26	195	202,509
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/26	100	104,111
Series A, 5.00%, 10/01/27 (Call 10/01/26)	170	175,542
City of Fort Worth TX GOL, 5.00%, 03/01/26	155	159,455
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/26 (Call 02/15/25)	165	166,623
Series A, 5.00%, 02/15/26	540	555,084
City of Houston Texas Combined Utility System Revenue RB, Series C, 5.00%, 05/15/26 (Call 05/31/24)	1,020	1,021,021
City of Houston TX Airport System Revenue RB, 5.00%, 07/01/26	180	185,884
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/26	135	140,358
Series D, 5.00%, 11/15/26 (Call 11/15/24)	60	60,453
City of Houston TX GOL, Series A, 5.00%, 03/01/26 (Call 05/31/24)	115	115,120
City of Plano TX GOL, 5.00%, 09/01/26	95	98,700
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26	100	102,651
Series A, 5.00%, 02/01/26	360	369,544
City of San Antonio TX GOL
5.00%, 02/01/26	235	241,432
5.00%, 02/01/26 (Call 02/01/25)	200	202,167
5.00%, 08/01/26	615	639,422
Clear Creek Independent School District GO
5.00%, 02/15/26 (PSF)	450	462,570
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	60,623
Conroe Independent School District GO, 5.00%, 02/15/26 (PSF)	980	1,007,717
County of Bexar TX GOL
5.00%, 06/15/26	455	470,837
5.00%, 06/15/26 (PR 06/15/24)	90	90,096
5.00%, 06/15/29 (PR 06/15/26)	250	258,164
5.00%, 06/15/32 (PR 06/15/26)	245	252,241
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28 (Call 03/01/26)	120	123,120
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	124,877
County of Harris TX GOL, 5.00%, 10/01/26	330	343,411
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	695	705,873
Schedule of Investments
51

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
County of Tarrant TX GOL, 5.00%, 07/15/26	$175	$181,373
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	75	76,169
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/26	100	102,898
5.00%, 02/15/26 (PSF)	1,080	1,111,303
5.00%, 02/15/27 (Call 02/15/26) (PSF)	965	993,466
Dallas Area Rapid Transit RB
5.00%, 12/01/26	350	365,682
Series A, 5.00%, 12/01/26 (PR 12/01/24)	60	60,493
Dallas College GO, 5.00%, 02/15/26	160	164,638
Dallas Fort Worth International Airport RB
5.00%, 11/01/26	160	166,231
Series A, 5.00%, 11/01/26	220	228,568
Dallas Independent School District GO, 5.00%, 02/15/26 (PSF)	865	890,527
Denton Independent School District GO, 5.00%, 08/15/27 (Call 02/15/26) (PSF)	295	303,030
Fort Bend Independent School District GO, 5.00%, 02/15/26 (PSF)	160	164,553
Houston Independent School District GOL, 5.00%, 02/15/26 (PSF)	125	128,557
Keller Independent School District/TX GO
5.00%, 02/15/26 (Call 02/15/25) (PSF)	80	80,818
5.00%, 02/15/26 (PR 02/15/25) (PSF)	70	70,732
Klein Independent School District GO
5.00%, 02/01/26 (PSF)	125	128,399
5.00%, 08/01/26 (PSF)	535	554,607
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	102,724
Series A, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	195	201,631
Series C, 5.00%, 08/15/26 (PSF)	435	451,276
Lewisville Independent School District GO
4.00%, 08/15/26 (Call 08/15/25) (PSF)	280	280,827
5.00%, 08/15/26 (PSF)	140	145,395
5.00%, 08/15/26 (Call 08/15/25) (PSF)	145	147,434
Lone Star College System GOL
5.00%, 02/15/26	245	251,849
5.00%, 02/15/28 (Call 02/15/26)	395	405,551
Lower Colorado River Authority RB
5.00%, 05/15/26	245	252,368
5.00%, 05/15/26 (AGM)	500	515,932
5.00%, 05/15/26 (Call 05/31/24)	140	140,114
Series B, 5.00%, 05/15/26 (Call 05/15/25)	190	191,932
Mansfield Independent School District GO, Series B, 5.00%, 02/15/26 (PSF)	150	154,190
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/26	285	296,794
5.00%, 11/01/27 (Call 11/01/26)	230	238,663
Series B, 5.00%, 11/01/26 (Call 11/01/25)	270	275,393
North East Independent School District/TX GO, 4.00%, 08/01/27 (Call 08/01/26) (PSF)	150	151,322
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	200	206,003
North Texas Municipal Water District Upper East Fork Wastewater Interceptor Sys RB, 5.00%, 06/01/26	125	129,333
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/26	330	343,078
North Texas Tollway Authority RB
5.00%, 01/01/26	290	297,637
Security	Par (000)	Value
Texas (continued)
5.00%, 01/01/26 (Call 01/01/25)	$295	$297,556
5.00%, 01/01/28 (Call 01/01/26)	310	316,783
Series A, 5.00%, 01/01/26	95	97,440
Series A, 5.00%, 01/01/27 (Call 01/01/26)	130	132,907
Series A, 5.00%, 01/01/28 (Call 01/01/26)	445	455,340
Series B, 5.00%, 01/01/26 (Call 01/01/25)	885	891,777
Series B, 5.00%, 01/01/27 (Call 01/01/26)	210	214,457
Northside Independent School District GO
4.00%, 08/15/26 (PSF)	190	192,289
5.00%, 08/01/26	195	202,275
5.00%, 08/15/26	155	160,903
5.00%, 08/15/26 (PSF)	210	217,998
Northside Independent School District RB, 5.00%, 08/15/26 (Call 08/15/25)	130	132,149
Northwest Independent School District GO, 5.00%, 02/15/29 (PR 02/15/26) (PSF)	230	236,315
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/26 (Call 07/01/25)	100	101,520
Series A, 5.50%, 07/01/26 (Call 07/01/25)	300	306,631
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/26 (Call 07/01/25)	440	447,443
Plano Independent School District GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	153,823
Round Rock Independent School District GO
5.00%, 08/01/26	415	430,291
5.00%, 08/01/26 (PSF)	465	482,349
San Antonio Independent School District/TX GO, 5.00%, 08/15/26 (PSF)	280	290,414
San Antonio Water System RB
5.00%, 05/15/26	120	124,015
5.00%, 05/15/27 (Call 11/15/26)	190	196,860
San Jacinto Community College District GO, 5.00%, 02/15/26 (Call 02/15/25)	185	186,587
Spring Branch Independent School District GO, 5.00%, 02/01/26 (PSF)	170	174,827
Spring Independent School District GO, 5.00%, 08/15/26 (PSF)	205	212,533
State of Texas GO
5.00%, 04/01/26	630	649,657
5.00%, 08/01/26	135	140,007
5.00%, 10/01/26	625	650,267
Series A, 5.00%, 04/01/27 (Call 04/01/26)	20	20,614
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	360	373,262
State of Texas GOL, 5.00%, 08/01/26 (Call 08/01/25)	100	101,596
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 11/15/52 (Put 11/15/25)	500	512,009
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	155	156,561
4.00%, 05/15/28 (Call 05/15/26)	300	303,453
5.00%, 05/15/26	115	118,782
Series C, 5.00%, 05/15/26	1,020	1,053,545
Series E, 4.00%, 05/15/27 (Call 05/15/26)	180	181,919
Texas State Technical College RB, 5.00%, 08/01/26 (AGM)	300	309,411
Texas State University System RB, Series A, 5.00%, 03/15/26	2,085	2,143,464
Texas Tech University System RB, 5.00%, 02/15/26 (Call 02/15/25)	695	702,058
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	270	279,615
First Series, 5.00%, 10/01/26	1,705	1,774,691
52
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Series A, 5.00%, 10/01/26	$555	$577,685
Texas Water Development Board RB
5.00%, 04/15/26	930	959,740
5.00%, 04/15/26 (Call 10/15/25)	255	259,842
5.00%, 08/01/26	500	518,423
Series A, 5.00%, 10/15/26	320	332,955
Series B, 5.00%, 04/15/26	265	273,474
Series B, 5.00%, 10/15/26	570	593,076
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/26	890	921,813
		47,366,083
Utah — 1.8%
Alpine School District/UT GO
5.00%, 03/15/26	205	211,194
5.00%, 03/15/26 (GTD)	785	808,719
Central Utah Water Conservancy District RB, 5.00%, 04/01/26	760	783,616
County of Salt Lake UT Excise Tax Revenue RB, 5.00%, 08/15/26	140	145,520
County of Salt Lake UT Option Sales & Use Tax Revenue RB, 5.00%, 02/01/26	125	128,592
Intermountain Power Agency RB
5.00%, 07/01/26	1,100	1,138,313
Series A, 5.00%, 07/01/26	255	263,882
Metropolitan Water District of Salt Lake & Sandy, 5.00%, 07/01/26 (Call 01/01/26)	350	358,604
Park City School District GO, 5.00%, 02/01/26 (GTD)	100	102,874
Provo School District GO, 5.00%, 06/15/26 (Call 12/15/25) (GTD)	55	56,299
State of Utah GO
5.00%, 07/01/26	1,185	1,228,731
Series B, 5.00%, 07/01/26	640	663,619
University of Utah (The) RB
5.00%, 08/01/26	695	721,530
5.00%, 08/01/26 (Call 08/01/25)	125	127,301
5.00%, 08/01/28 (Call 08/01/26)	255	264,309
Series B-1, 5.00%, 08/01/26 (SAP)	160	166,108
Utah Transit Authority RB
5.00%, 06/15/26 (Call 06/15/25)	655	665,353
Series A, 5.00%, 06/15/26 (PR 06/15/25)	65	66,134
		7,900,698
Vermont — 0.0%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	105	109,519
Virginia — 3.7%
City of Alexandria VA GO, 5.00%, 07/01/26 (SAW)	110	113,969
City of Chesapeake VA GO, 5.00%, 08/01/26 (SAW)	120	124,580
City of Falls Church VA GO, Series B, 5.00%, 07/15/27 (Call 07/15/26)	175	181,269
City of Newport News VA GO, Series A, 4.00%, 08/01/26	210	213,089
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	190	195,621
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	275	282,691
City of Suffolk VA GO
5.00%, 02/01/26	85	87,438
5.00%, 02/01/26 (PR 02/01/25) (SAW)	225	227,238
Commonwealth of Virginia GO, 5.00%, 06/01/26	205	212,232
County of Arlington VA GO
5.00%, 08/15/26	230	239,012
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	166,078
Security	Par (000)	Value
Virginia (continued)
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	$185	$190,014
County of Fairfax VA GO
5.00%, 10/01/35 (PR 04/01/26) (SAW)	135	139,046
Series A, 4.00%, 10/01/26	195	198,478
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	185	187,383
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/26	375	389,467
County of Henrico VA GO
5.00%, 08/01/26	255	264,845
5.00%, 08/01/26 (SAW)	105	109,054
County of Loudoun VA GO
5.00%, 12/01/26 (SAW)	1,525	1,592,557
Series A, 5.00%, 12/01/26	165	172,309
Series A, 5.00%, 12/01/26 (Call 12/01/25)	195	200,273
Hampton Roads Sanitation District RB
5.00%, 08/01/27 (Call 08/01/26)	210	218,001
Series A, 5.00%, 08/01/37 (PR 08/01/26)	1,550	1,606,203
Prince William County Industrial Development Authority RB, 5.00%, 10/01/26	200	208,175
Virginia College Building Authority RB
5.00%, 02/01/26	1,655	1,702,317
5.00%, 09/01/29 (PR 09/01/26) (ST INTERCEPT)	15	15,551
Series A, 5.00%, 02/01/26	185	190,289
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	330	340,916
Series B, 5.00%, 09/01/26 (Call 09/01/25)	255	260,245
Series E, 5.00%, 02/01/26	440	452,580
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 06/10/24)	100	100,078
5.00%, 09/15/26	280	291,453
5.00%, 09/15/27 (Call 09/15/26)	315	327,688
Series A, 5.00%, 05/15/26	370	382,652
Virginia Public Building Authority RB
5.00%, 08/01/26	140	145,251
5.00%, 08/01/27 (Call 08/01/26)	500	518,499
Series A, 5.00%, 08/01/26	655	679,566
Series B, 5.00%, 08/01/26	215	223,064
Series C, 4.00%, 08/01/26 (Call 08/01/24)	150	150,164
Virginia Public School Authority RB
5.00%, 04/15/26	120	123,929
5.00%, 08/01/26	290	300,876
5.00%, 08/01/26 (SAW)	355	368,314
5.00%, 08/01/26 (ST INTERCEPT)	110	114,126
5.00%, 08/01/26 (Call 08/01/25) (SAW)	270	274,813
Series B, 5.00%, 08/01/26	410	425,377
Virginia Resources Authority RB
5.00%, 11/01/26	650	677,852
5.00%, 11/01/26 (Call 11/01/25)	215	219,838
5.00%, 11/01/27 (Call 11/01/26)	275	286,645
Series A, 5.00%, 11/01/26	490	510,996
		16,602,101
Washington — 4.6%
Cascade Water Alliance RB, 5.00%, 09/01/26	325	337,724
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/26	345	359,708
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	70	71,687
City of Seattle Municipal Light & Power Revenue RB, 5.00%, 02/01/26	490	503,830
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/26	230	237,767
City of Seattle WA GOL
4.00%, 09/01/26	340	345,375
Schedule of Investments
53

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
4.00%, 04/01/28 (Call 04/01/26)	$80	$81,033
Series A, 5.00%, 06/01/26 (Call 06/01/25)	285	289,315
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 10/01/27 (Call 10/01/26)	110	111,398
Series B, 5.00%, 04/01/26	355	366,031
Series B, 5.00%, 04/01/27 (Call 04/01/26)	260	267,750
Series B, 5.00%, 04/01/28 (Call 04/01/26)	230	236,856
Series C, 5.00%, 09/01/26	240	248,861
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/26	285	295,382
City of Spokane WA GO, 5.00%, 12/01/26	160	167,003
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/26 (GTD)	200	208,613
County of King WA GOL
5.00%, 06/01/26	170	175,828
5.00%, 07/01/26	100	103,589
5.00%, 07/01/26 (Call 01/01/25)	285	287,707
Series A, VRDN,3.65%, 01/01/46 (Put 04/30/24)(a)	200	200,000
County of King WA Sewer Revenue RB
5.00%, 07/01/26	315	326,305
Series B, 5.00%, 07/01/26	580	600,816
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	110	114,018
County of Snohomish WA GOL, 5.00%, 12/01/26	215	224,356
County of Spokane WA GOL, 5.00%, 12/01/26	60	62,611
Energy Northwest RB
5.00%, 07/01/26 (Call 07/01/25)	1,390	1,411,393
Series A, 5.00%, 07/01/26	1,935	2,005,678
Series A, 5.00%, 07/01/27 (Call 07/01/26)	175	181,188
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	915	916,501
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/26 (Call 06/01/26) (GTD)	600	607,102
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/26 (Call 12/01/25) (GTD)	240	245,621
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/26 (Call 12/01/24)	735	741,038
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	100	104,216
Port of Seattle WA RB
5.00%, 02/01/26	555	569,048
5.00%, 06/01/26	140	144,085
5.00%, 08/01/26	455	469,568
State of Washington GO
0.00%, 06/01/26 (AMBAC)(b)	100	92,770
4.00%, 06/01/26	240	242,995
4.00%, 07/01/26	400	406,049
5.00%, 01/01/26	225	230,987
5.00%, 02/01/26	290	298,169
5.00%, 07/01/26	610	631,218
5.00%, 07/01/26 (Call 01/01/25)	125	126,220
5.00%, 07/01/26 (Call 01/01/26)	655	671,067
5.00%, 08/01/26	1,060	1,098,564
5.00%, 08/01/26 (Call 08/01/24)	100	100,294
5.00%, 08/01/26 (Call 08/01/25)	200	203,631
5.00%, 08/01/27 (Call 08/01/26)	155	160,162
Series 2020-A, 5.00%, 08/01/26	420	435,280
Series B, 5.00%, 02/01/26 (Call 02/01/25)	685	692,000
Series B, 5.00%, 08/01/28 (Call 08/01/26)	285	294,554
Series C, 5.00%, 02/01/26	190	195,352
Series R, 5.00%, 08/01/27 (Call 08/01/26)	45	46,499
Series R, 5.00%, 08/01/28 (Call 08/01/26)	295	304,889
Security	Par (000)	Value
Washington (continued)
Series R-2018-C, 5.00%, 08/01/26	$105	$108,820
Series-R-2020D, 5.00%, 07/01/26	155	160,391
University of Washington RB
5.00%, 12/01/26 (Call 12/01/25)	280	286,474
Series A, 5.00%, 12/01/26	225	235,197
		20,640,583
West Virginia — 0.4%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	145	145,313
State of West Virginia GO
5.00%, 06/01/26	426	440,160
5.00%, 12/01/26	270	281,620
Series A, 0.00%, 11/01/26 (NPFGC)(b)	255	233,555
Series B, 5.00%, 12/01/26	210	219,038
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	315	326,622
West Virginia Parkways Authority RB, 5.00%, 06/01/26	155	159,774
		1,806,082
Wisconsin — 2.1%
State of Wisconsin Environmental Improvement Fund Revenue RB
5.00%, 06/01/26	230	237,879
5.00%, 06/01/26 (Call 06/01/25)	700	710,532
Series A, 5.00%, 06/01/26	720	744,666
State of Wisconsin GO
4.00%, 05/01/26 (Call 05/01/24)	150	150,000
5.00%, 05/01/26	100	103,364
5.00%, 11/01/26	720	750,851
5.00%, 11/01/26 (Call 05/01/26)	390	401,314
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	480	482,466
Series 1, 5.00%, 05/01/26	175	180,886
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	795	806,032
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	190	192,593
Series 2, 5.00%, 11/01/26	605	630,923
Series 3, 5.00%, 11/01/26	115	119,928
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	560	563,726
State of Wisconsin RB
Series A, 5.00%, 05/01/26	970	1,001,572
Series B, 5.00%, 05/01/28 (PR 05/01/26)	245	252,975
Wisconsin Department of Transportation RB
5.00%, 07/01/26	455	471,320
5.00%, 07/01/26 (Call 07/01/24)	350	350,558
5.00%, 07/01/27 (Call 07/01/26)	300	309,558
5.00%, 07/01/28 (Call 07/01/26)	145	149,558
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	420	426,721
Series 2, 5.00%, 07/01/26	525	543,830
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/02/24)	35	35,057
		9,616,309
Total Investments — 98.9% (Cost: $453,440,566)		444,959,436
Other Assets Less Liabilities — 1.1%		5,062,118
Net Assets — 100.0%		$450,021,554

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
54
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash(a)	$550,785	$—	$(551,210)(b)	$439	$(14)	$—	—	$28,402	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$444,959,436	$—	$444,959,436
See notes to financial statements.
Schedule of Investments
55

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/35 (PR 09/01/27)	$1,000	$1,059,944
Series A, 5.00%, 09/01/27	595	630,667
Series A, 5.00%, 09/01/29 (PR 09/01/27)	180	190,790
Series A, 5.00%, 06/01/37 (PR 09/01/27)	130	137,793
Alabama Highway Finance Corp. RB, 5.00%, 08/01/27	510	536,569
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/27	1,020	1,084,389
City of Auburn AL GOL, 5.00%, 05/01/27 (Call 05/01/25)	130	131,863
City of Huntsville AL GO, 5.00%, 09/01/27	150	159,176
City of Huntsville AL GOL
5.00%, 05/01/27 (Call 05/01/26)	185	191,121
5.00%, 11/01/27 (Call 05/01/27)	355	374,559
5.00%, 05/01/30 (Call 11/01/27)	125	132,646
Series A, 5.00%, 05/01/28 (Call 11/01/27)	75	79,768
State of Alabama GO
5.00%, 11/01/27	295	314,014
Series C, 5.00%, 08/01/27 (Call 08/01/26)	390	404,703
University of Alabama (The) RB, 5.00%, 07/01/27	720	758,347
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/30 (PR 01/01/27)	205	214,133
Series B, 5.00%, 01/01/32 (PR 01/01/27)	200	208,910
Series B, 5.00%, 01/01/43 (PR 01/01/27)	250	261,137
		6,870,529
Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/27	265	279,624
Arizona — 1.9%
Arizona Board of Regents RB
5.00%, 07/01/27	495	522,731
5.00%, 07/01/27 (Call 07/01/25)	180	183,113
5.00%, 07/01/27 (Call 07/01/26)	100	103,411
Series B, 5.00%, 07/01/30 (Call 07/01/27)	195	205,589
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/27 (Call 07/01/26)	825	853,648
Arizona Transportation Board RB, 5.00%, 07/01/27	210	221,577
City of Chandler AZ GOL, 5.00%, 07/01/27	390	412,103
City of Phoenix Arizona GO, 5.00%, 07/01/27 (Call 07/01/26)	495	512,503
City of Phoenix Civic Improvement Corp RB, 5.00%, 07/01/27	100	105,668
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27	285	301,152
5.00%, 07/01/27 (Call 07/01/25)	610	619,791
5.00%, 07/01/27 (Call 07/01/26)	650	672,459
Series D, 5.00%, 07/01/29 (Call 07/01/27)	300	316,430
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/15/27	120	126,899
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	65	68,480
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/27	390	411,983
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/27	1,080	1,129,737
Series A, 5.00%, 01/01/27	540	564,868
Series A, 5.00%, 01/01/29 (Call 01/01/27)	355	370,702
State of Arizona COP, Series A, 5.00%, 10/01/27	115	121,908
		7,824,752
Security	Par (000)	Value
California — 13.0%
91 Express Lanes Toll Road RB, 5.00%, 08/15/27	$100	$106,541
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/27	215	229,703
Bay Area Toll Authority RB, 4.00%, 04/01/29 (Call 04/01/27)	1,470	1,504,413
Beverly Hills Unified School District CA GO, 0.00%, 08/01/27(a)	1,000	903,715
California Health Facilities Financing Authority RB, 5.00%, 11/01/27	780	834,343
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/27	305	326,863
5.00%, 10/01/27 (Call 04/01/27)	110	116,636
5.00%, 10/01/28 (Call 04/01/27)	350	371,635
5.00%, 10/01/29 (Call 04/01/27)	105	111,584
California State Public Works Board RB
5.00%, 05/01/27	120	126,253
5.00%, 10/01/27	455	482,614
5.00%, 10/01/27 (ETM)	10	10,668
5.00%, 11/01/27	655	695,922
5.00%, 09/01/29 (Call 09/01/27)	290	306,367
5.00%, 10/01/30 (PR 10/01/27)	10	10,668
Series C, 5.00%, 03/01/28 (Call 03/01/27)	325	340,871
Series F, 5.00%, 05/01/27 (Call 05/01/25)	310	314,530
California State University RB
5.00%, 11/01/29 (Call 05/01/27)	400	423,062
Series A, 5.00%, 11/01/27 (Call 11/01/25)	100	102,632
Series A, 5.00%, 11/01/27 (Call 05/01/26)	600	620,898
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	200	208,421
Central Contra Costa Sanitary District COP, 5.00%, 09/01/27	50	53,466
City of Foster City CA GO, 4.00%, 08/01/30 (Call 08/01/27)	120	124,287
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/27	435	462,339
City of Los Angeles California Solid Waste Resources Revenue RB, 5.00%, 02/01/27	150	158,187
City of Los Angeles Department of Airports RB
5.00%, 05/15/27	590	626,620
5.00%, 05/15/27 (ETM)	110	116,230
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27	270	289,369
5.00%, 11/01/27 (Call 05/01/25)	375	381,939
5.00%, 11/01/27 (Call 11/01/26)	290	304,704
Coast Community College District GO
Series B, 0.00%, 08/01/27 (AGM)(a)	775	694,142
Series D, 5.00%, 08/01/28 (Call 08/01/27)	160	170,954
Contra Costa Transportation Authority Sales Tax Revenue RB
5.00%, 03/01/27	220	232,630
Series A, 5.00%, 03/01/27 (Call 03/01/25)	435	441,609
County of Santa Clara CA, 5.00%, 08/01/27	170	181,499
County of Santa Clara CA GO, 5.00%, 08/01/29 (Call 08/01/27)	125	133,505
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	130	138,283
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/27	50	53,231
5.00%, 06/01/28 (Call 06/01/27)	85	90,416
Series A, 5.00%, 06/01/27 (Call 06/01/25)	155	157,940
Series B, 5.00%, 06/01/27	115	122,430
56
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
El Camino Community College District Foundation (The) GO, 0.00%, 08/01/27(a)	$200	$180,051
Foothill-De Anza Community College District GO
0.00%, 08/01/27(a)	750	676,488
0.00%, 08/01/27 (NPFGC)(a)	415	374,323
Fremont Unified School District/Alameda County CA GO, 5.00%, 08/01/27	275	293,268
Fremont Union High School District GO, 5.00%, 08/01/29 (Call 08/01/27)	75	80,392
Grossmont Union High School District GO, 0.00%, 08/01/27 (AGM)(a)	110	98,178
Los Angeles Community College District/CA GO
4.00%, 08/01/30 (Call 08/01/27)	120	123,422
5.00%, 08/01/27	1,390	1,483,133
Series J, 5.00%, 08/01/28 (Call 08/01/27)	190	202,664
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
4.00%, 07/01/27 (Call 07/01/25)	125	125,825
5.00%, 07/01/27	265	282,234
5.00%, 07/01/30 (Call 07/01/27)	240	255,561
Series A, 5.00%, 06/01/27	1,120	1,190,731
Series A, 5.00%, 07/01/29 (Call 07/01/27)	255	271,658
Los Angeles Department of Water & Power RB
5.00%, 07/01/27	740	786,789
5.00%, 07/01/30 (Call 01/01/27)	100	105,295
Los Angeles Department of Water & Power System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	295	313,614
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/27	505	537,560
Series A, 5.00%, 07/01/30 (Call 01/01/27)	405	426,763
Los Angeles Unified School District/CA GO
3.00%, 07/01/27	160	157,081
5.00%, 07/01/27	1,535	1,622,994
5.00%, 07/01/27 (Call 07/01/25)	75	76,540
Series A, 5.00%, 07/01/27	840	888,153
Series B1, 5.00%, 07/01/27	415	438,790
Metropolitan Water District of Southern California RB
5.00%, 07/01/27	295	314,204
Series A, 5.00%, 07/01/27	485	516,573
Series C, 5.00%, 10/01/27	110	118,108
Modesto Irrigation District RB, Series A, 5.00%, 10/01/27 (Call 10/01/25)	45	46,232
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	134,050
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/27 (Call 11/01/26)	435	454,436
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NPFGC)(a)	215	193,431
Orange County Sanitation District RB, 5.00%, 02/01/27	55	58,178
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	330	297,084
Pasadena Area Community College District GO, 4.00%, 08/01/27	400	412,618
Poway Unified School District GO, 0.00%, 08/01/27(a)	400	358,721
Regents of the University of California Medical Center Pooled Revenue RB, 5.00%, 05/15/27 (Call 05/15/26)	170	176,224
Riverside County Transportation Commission Sales Tax Revenue RB, Series B, 5.00%, 06/01/28 (Call 12/01/27)	160	171,259
Riverside Unified School District GO, 4.00%, 08/01/29 (Call 08/01/27)	90	92,738
Sacramento Municipal Utility District RB, 5.00%, 08/15/27	90	96,033
Security	Par (000)	Value
California (continued)
San Diego County Regional Airport Authority RB
5.00%, 07/01/27	$100	$106,098
5.00%, 07/01/28 (Call 07/01/27)	475	503,324
San Diego County Regional Transportation Commission RB, 5.00%, 04/01/27	375	396,925
San Diego County Water Authority RB
5.00%, 05/01/27 (Call 05/01/25)	135	137,598
5.00%, 05/01/27 (Call 05/01/26)	100	104,094
San Diego Public Facilities Financing Authority RB, 5.00%, 08/01/27	250	266,607
San Diego Unified School District/CA GO
4.00%, 07/01/27 (Call 07/01/25)	250	251,570
5.00%, 07/01/30 (Call 07/01/27)	185	196,600
Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	106,501
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
5.00%, 07/01/29 (Call 07/01/27)	190	201,818
Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	106,220
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/27	290	307,138
5.00%, 05/01/27 (Call 05/01/26)	145	149,880
Series D, 5.00%, 05/01/27 (Call 05/01/26)	140	144,711
San Francisco City & County Airport Comm-San Francisco International Airport RB, 5.00%, 05/01/27	125	132,387
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/27	165	176,506
San Francisco County Transportation Authority Sales Tax Revenue RB, 4.00%, 02/01/29 (Call 02/01/27)	255	262,461
San Jose Unified School District GO
5.00%, 08/01/27	165	176,108
Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	85,306
San Mateo County Community College District GO
0.00%, 09/01/27 (NPFGC)(a)	950	849,455
Series A, 0.00%, 09/01/27 (NPFGC)(a)	355	317,428
Series B, 0.00%, 09/01/27 (NPFGC)(a)	300	268,249
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(a)	170	153,258
Southern California Public Power Authority RB
4.00%, 07/01/27 (Call 01/01/25)	465	466,673
5.00%, 07/01/27	930	992,287
Series C, 5.00%, 07/01/27 (Call 01/01/25)	770	778,620
State of California Department of Water Resources RB
5.00%, 12/01/28 (Call 12/01/27)	130	139,830
Series AX, 5.00%, 12/01/27	240	258,521
Series BB, 5.00%, 12/01/27	110	118,489
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	50	50,865
4.00%, 09/01/27	560	575,598
5.00%, 02/01/27 (AMBAC)	150	157,054
5.00%, 04/01/27	4,540	4,769,643
5.00%, 08/01/27	1,325	1,401,191
5.00%, 08/01/27 (Call 08/01/26)	205	212,097
5.00%, 09/01/27	500	529,626
5.00%, 09/01/27 (Call 09/01/26)	160	165,776
5.00%, 10/01/27	1,670	1,771,909
5.00%, 11/01/27	1,875	1,992,785
5.00%, 12/01/27	585	622,777
5.00%, 08/01/28 (Call 08/01/27)	440	465,712
5.00%, 11/01/28 (Call 11/01/27)	490	521,027
5.00%, 08/01/29 (Call 08/01/27)	450	475,737
Schedule of Investments
57

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
5.00%, 08/01/30 (Call 08/01/27)	$415	$438,905
Series B, 5.00%, 11/01/27	380	403,871
Series C, 5.00%, 08/01/27 (Call 08/01/26)	750	775,966
Sunnyvale Financing Authority RB, 4.00%, 04/01/27	100	102,521
University of California RB
5.00%, 05/15/27	585	619,197
5.00%, 05/15/28 (Call 05/15/27)	150	159,065
5.00%, 05/15/29 (Call 05/15/27)	125	132,352
5.00%, 05/15/30 (Call 05/15/27)	305	322,675
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	545	554,193
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	835	883,390
Series I, 5.00%, 05/15/27 (Call 05/15/25)	570	579,381
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/27 (Call 08/01/25)	80	81,763
Western Municipal Water District Facilities Authority RB, 5.00%, 10/01/27	175	186,967
		54,620,220
Colorado — 1.0%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/01/27 (SAW)	160	170,426
Board of Governors of Colorado State University System RB, 5.00%, 03/01/27 (ST HGR ED INTERCEPT PROG)	250	261,841
City & County of Denver Co. GO, 5.00%, 08/01/27	65	69,004
City & County of Denver Colorado Airport System Revenue RB
5.00%, 11/15/27	1,255	1,334,593
Series B, 5.00%, 12/01/27	45	47,714
City & County of Denver Colorado GO, 5.00%, 08/01/27	365	387,485
City of Colorado Springs Colorado Utilities System Revenue RB, 5.00%, 11/15/27	320	340,688
Colorado Health Facilities Authority RB, 5.00%, 11/01/27	200	209,251
Denver City & County School District No. 1 GO
5.50%, 12/01/28 (Call 12/01/27) (SAW)	295	318,528
5.50%, 12/01/29 (Call 12/01/27) (SAW)	200	215,951
Series B, 4.00%, 12/01/27 (SAW)	230	237,105
State of Colorado COP, Series K, 5.00%, 03/15/27	275	287,717
University of Colorado RB, 5.00%, 06/01/29 (Call 06/01/27)	100	105,359
Weld County School District No. 6 Greeley GO, 5.00%, 12/01/27 (SAW)	125	133,189
		4,118,851
Connecticut — 1.6%
City of Danbury CT GO, 5.00%, 11/01/27 (Call 11/01/26)	50	52,301
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/29 (Call 05/01/27)	185	196,120
State of Connecticut GO
4.00%, 06/01/27	55	56,305
5.00%, 04/15/27	680	714,176
5.00%, 07/15/27	520	548,758
5.00%, 08/15/27 (Call 08/15/26)	430	445,579
Series 2021 A, 4.00%, 01/15/27	545	555,549
Series A, 4.00%, 01/15/27	120	122,323
Series A, 5.00%, 04/15/29 (Call 04/15/27)	350	368,170
Series B, 4.00%, 06/01/27	210	214,983
Series B, 5.00%, 06/15/27 (Call 06/15/25)	240	243,590
Series D, 5.00%, 09/15/27	100	105,874
Series F, 5.00%, 11/15/27 (Call 11/15/25)	815	831,864
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/27	135	140,971
5.00%, 05/01/27	200	210,416
5.00%, 09/01/27 (Call 09/01/26)	460	477,037
Security	Par (000)	Value
Connecticut (continued)
Series A, 5.00%, 01/01/27	$205	$214,067
Series A, 5.00%, 05/01/27	590	620,208
Series B, 5.00%, 10/01/27	340	360,284
Series D, 5.00%, 11/01/27	220	233,513
University of Connecticut RB
5.00%, 04/15/27	125	131,424
5.00%, 11/01/27	65	68,902
		6,912,414
Delaware — 0.9%
County of New Castle GO, 5.00%, 04/01/27	305	320,844
Delaware Transportation Authority RB
5.00%, 07/01/27	540	571,088
5.00%, 07/01/27 (Call 07/01/26)	285	295,622
5.00%, 09/01/27	230	243,164
State of Delaware GO
5.00%, 02/01/27	595	624,709
5.00%, 05/01/27	240	253,336
5.00%, 07/01/27	270	285,962
Series A, 5.00%, 01/01/27	760	796,565
Series A, 5.00%, 02/01/27	205	215,236
Series D, 5.00%, 07/01/27 (Call 07/01/26)	365	378,785
		3,985,311
District of Columbia — 1.8%
District of Columbia GO
5.00%, 06/01/27	560	591,092
5.00%, 06/01/29 (Call 06/01/27)	250	264,003
Series A, 5.00%, 10/15/27	160	170,157
Series D, 5.00%, 06/01/27	650	686,089
Series E, 5.00%, 02/01/27	610	639,473
Series E, 5.00%, 06/01/27 (Call 12/01/26)	290	302,374
District of Columbia Income Tax Revenue RB
Series A, 5.00%, 03/01/27	1,055	1,107,873
Series B, 5.00%, 10/01/27	395	419,735
Series C, 5.00%, 05/01/27	310	326,679
Series C, 5.00%, 10/01/27	935	993,550
District of Columbia RB, 5.00%, 12/01/27	105	111,297
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/27 (Call 10/01/25)	190	193,732
Series B, 5.00%, 10/01/27	245	260,178
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/27	135	143,364
Washington Metropolitan Area Transit Authority Dedicated Revenue RB, Series A, 5.00%, 07/15/27	400	421,484
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/27	210	220,471
5.00%, 07/01/28 (Call 07/01/27)	340	357,385
5.00%, 07/01/30 (Call 07/01/27)	110	115,768
Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	120	126,196
		7,450,900
Florida — 2.8%
Broward County FL Water & Sewer Utility Revenue RB, 5.00%, 10/01/27 (Call 10/01/25)	180	183,536
City of Miami Beach FL Stormwater Revenue RB, 5.00%, 09/01/27	115	120,797
City of Miami Beach FL Water & Sewer Revenue RB, 5.00%, 09/01/27	70	73,959
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	200	206,068
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	105,599
58
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/27	$370	$391,063
Series B, 5.00%, 10/01/27	545	577,111
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/27	394	414,844
Series A, 5.00%, 07/01/27 (Call 07/01/26)	285	294,354
Hillsborough County Aviation Authority RB, 5.00%, 10/01/27	200	212,057
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	31,284
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/27	500	530,458
Orlando Utilities Commission RB, 5.00%, 10/01/27	380	403,148
Palm Beach County School District COP
5.00%, 08/01/27	310	327,303
Series A, 5.00%, 08/01/27	195	205,884
Series B, 5.00%, 08/01/27	115	121,419
School Board of Miami-Dade County (The) COP, 5.00%, 05/01/27 (Call 05/01/25) (AGM)	200	202,420
School Board of Miami-Dade County (The) GO
5.00%, 03/15/27	105	109,849
5.00%, 03/15/27 (BAM)	160	167,837
School District of Broward County/FL COP, Series A, 5.00%, 07/01/27	705	741,428
School District of Broward County/FL GO, 5.00%, 07/01/27	160	168,662
State of Florida Department of Transportation RB, 5.00%, 07/01/27	1,216	1,285,715
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/27	160	169,156
Series A, 5.00%, 07/01/27	340	359,457
Series A, 5.00%, 07/01/29 (Call 07/01/27)	215	226,956
State of Florida GO
5.00%, 06/01/27	275	290,342
5.00%, 06/01/27 (Call 06/01/25)	165	167,569
5.00%, 06/01/27 (Call 06/01/26)	380	392,556
5.00%, 07/01/27	300	317,168
5.00%, 07/01/27 (Call 07/01/26)	120	124,354
5.00%, 07/01/28 (Call 07/01/27)	285	302,147
Series A, 5.00%, 07/01/27	480	507,469
Series B, 5.00%, 06/01/30 (Call 06/01/27)	125	131,728
Series C, 5.00%, 06/01/27	215	226,995
Series D, 5.00%, 06/01/27	290	306,179
State of Florida Lottery Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	458	472,774
Series A, 5.00%, 07/01/27	683	721,029
		11,590,674
Georgia — 2.6%
Athens-Clarke County Unified Government GO, 5.00%, 12/01/27	50	53,245
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/27	140	147,930
Series A, 5.00%, 07/01/27	260	274,727
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/29 (Call 11/01/27)	125	132,769
Series B, 5.00%, 11/01/29 (Call 11/01/27)	120	127,458
Series C, 5.00%, 11/01/28 (Call 11/01/27)	225	239,332
City of Atlanta Georgia GO, 5.00%, 12/01/27	215	229,027
Columbia County School District GO, 4.00%, 04/01/27 (SAW)	225	230,160
County of Columbia GA GO, 5.00%, 01/01/27	45	47,143
Security	Par (000)	Value
Georgia (continued)
Georgia Ports Authority RB, 5.00%, 07/01/27	$1,110	$1,172,223
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/27	855	901,211
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/27	730	773,809
Metropolitan Atlanta Rapid Transit Authority RB
4.00%, 07/01/30 (Call 07/01/27)	135	138,062
5.00%, 07/01/27	115	121,696
5.00%, 07/01/27 (Call 07/01/26)	475	492,173
Series A, 5.25%, 07/01/27 (NPFGC)	205	217,466
Series D, 4.00%, 07/01/27	675	693,891
State of Georgia GO
4.00%, 01/01/27	115	117,527
5.00%, 07/01/27	200	211,638
5.00%, 02/01/28 (Call 02/01/27)	300	315,443
5.00%, 07/01/28 (Call 01/01/27)	795	835,621
5.00%, 02/01/29 (Call 02/01/27)	175	184,252
Series A, 5.00%, 02/01/27 (Call 02/01/26)	150	154,240
Series A, 5.00%, 08/01/27	615	651,886
Series A-1, 5.00%, 02/01/27	485	508,825
Series C, 5.00%, 07/01/29 (Call 07/01/27)	225	238,786
Series E, 5.00%, 12/01/27 (Call 12/01/26)	700	730,906
Series F, 5.00%, 01/01/27	290	303,725
Series F, 5.00%, 07/01/27 (Call 01/01/27)	480	503,565
		10,748,736
Hawaii — 1.1%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	480	495,348
Series A, 5.00%, 07/01/27 (Call 07/01/25)	305	309,435
City & County of Honolulu HI GO
5.00%, 07/01/27	360	380,069
5.00%, 09/01/27	445	471,352
5.00%, 10/01/27	125	132,624
5.00%, 11/01/27	550	584,532
Series B, 5.00%, 10/01/27 (Call 10/01/25)	180	183,561
Series C, 4.00%, 08/01/27	245	251,420
County of Hawaii HI GO, 5.00%, 09/01/27 (Call 03/01/26)	175	179,954
County of Maui HI GO, 5.00%, 03/01/27	135	141,508
State of Hawaii GO
5.00%, 04/01/27 (Call 04/01/26)	210	215,906
5.00%, 10/01/27	205	217,693
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	470	486,980
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	270	280,009
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	200	209,948
		4,540,339
Idaho — 0.2%
Idaho Housing & Finance Association RB
5.00%, 08/15/27	160	169,212
Series A, 5.00%, 07/15/27	700	736,942
		906,154
Illinois — 3.9%
Chicago Midway International Airport RB, 5.00%, 01/01/27 (BAM)	250	260,985
Chicago O'Hare International Airport RB
5.00%, 01/01/27	575	598,177
5.25%, 01/01/27	170	177,926
Series A, 5.00%, 01/01/28 (Call 01/01/27)	425	441,702
Series B, 5.00%, 01/01/27 (Call 01/01/25)	305	307,316
Schedule of Investments
59

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/27	$225	$233,266
Illinois Finance Authority RB
5.00%, 01/01/27	375	392,748
5.00%, 07/01/27	515	544,011
5.00%, 07/01/27 (Call 01/01/27)	75	77,992
5.00%, 07/01/29 (Call 01/01/27)	850	885,035
Illinois State Toll Highway Authority RB
5.00%, 01/01/27	545	568,806
Series A, 5.00%, 01/01/27	1,105	1,153,267
Series B, 5.00%, 01/01/27	1,330	1,388,096
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	128,809
Lake County School District No. 112 North Shore GO, 5.00%, 06/01/27	110	115,809
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/27 (Call 12/01/26)	175	181,760
Sales Tax Securitization Corp. RB, 5.00%, 01/01/27	140	145,604
State of Illinois GO
5.00%, 02/01/27	870	899,736
5.00%, 03/01/27	465	481,247
5.00%, 05/01/27	725	752,257
5.00%, 06/01/27 (Call 06/01/26)	220	225,061
5.00%, 07/01/27	305	317,500
5.00%, 10/01/27	1,115	1,163,569
Series A, 5.00%, 03/01/27	590	610,615
Series A, 5.00%, 12/01/27	405	423,634
Series B, 5.00%, 03/01/27	255	263,910
Series B, 5.00%, 09/01/27	285	297,064
Series D, 5.00%, 11/01/27	1,785	1,866,862
Series D, 5.00%, 11/01/28 (Call 11/01/27)	1,010	1,053,987
State of Illinois Sales Tax Revenue RB
5.00%, 06/15/27 (BAM)	170	179,580
Series C, 5.00%, 06/15/27	435	454,369
		16,590,700
Indiana — 1.1%
Indiana Finance Authority, 5.00%, 02/01/27	265	277,819
Indiana Finance Authority RB
5.00%, 02/01/27	780	817,731
5.00%, 10/01/27	1,475	1,561,293
Series C, 5.00%, 06/01/27 (Call 12/01/26)	685	711,118
Series E, 5.00%, 02/01/27 (Call 08/01/26)	160	165,753
Indiana University RB
4.00%, 08/01/27	495	506,885
5.00%, 08/01/29 (Call 08/01/27)	165	174,021
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/29 (Call 01/15/27)	375	393,326
		4,607,946
Iowa — 0.3%
City of Des Moines IA GO
5.00%, 06/01/27	565	595,724
6.00%, 06/01/27	165	178,933
Iowa Finance Authority RB
5.00%, 08/01/27	405	429,318
5.00%, 08/01/30 (Call 08/01/27)	125	131,919
		1,335,894
Kansas — 0.5%
County of Johnson KS GO, 5.00%, 09/01/27	305	321,785
State of Kansas Department of Transportation RB
5.00%, 09/01/27	150	158,352
5.00%, 09/01/27 (Call 09/01/25)	785	800,429
Security	Par (000)	Value
Kansas (continued)
5.00%, 09/01/29 (Call 09/01/27)	$145	$152,987
Series A, 5.00%, 09/01/28 (Call 09/01/27)	480	507,599
		1,941,152
Kentucky — 0.0%
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	150	157,630
Louisiana — 1.0%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/27	280	294,836
State of Louisiana GO
5.00%, 03/01/27	300	315,052
5.00%, 04/01/27	260	273,522
5.00%, 09/01/27 (Call 09/01/26)	240	248,976
5.00%, 04/01/28 (Call 04/01/27)	195	205,198
5.00%, 10/01/29 (Call 10/01/27)	190	201,175
Series A, 5.00%, 03/01/27	615	645,858
Series B, 5.00%, 08/01/27 (Call 08/01/26)	335	347,083
Series B, 5.00%, 10/01/27	570	605,734
State of Louisiana RB, 5.00%, 09/01/27	1,075	1,139,395
		4,276,829
Maine — 0.7%
Maine Municipal Bond Bank RB
5.00%, 09/01/27	250	264,065
5.00%, 11/01/27	930	987,721
5.00%, 11/01/27 (Call 11/01/26)	295	307,612
Maine Turnpike Authority RB
5.00%, 07/01/27	155	163,540
5.00%, 07/01/27 (Call 07/01/25)	125	127,018
State of Maine GO, 5.00%, 06/01/27	1,075	1,134,037
		2,983,993
Maryland — 3.4%
City of Baltimore MD GO, Series A, 5.00%, 10/15/27	120	127,586
County of Anne Arundel Maryland GOL, 5.00%, 04/01/27	250	263,216
County of Anne Arundel MD GOL
3.00%, 10/01/27 (Call 10/01/26)	100	98,513
5.00%, 04/01/27	200	210,573
5.00%, 10/01/27	235	249,968
5.00%, 10/01/28 (Call 10/01/27)	315	335,181
5.00%, 10/01/29 (Call 10/01/27)	255	271,480
County of Baltimore MD GO
5.00%, 02/01/27 (Call 02/01/26)	165	169,840
5.00%, 03/01/27	270	283,772
5.00%, 08/01/27	250	265,011
County of Charles MD GO, 5.00%, 10/01/27	200	212,739
County of Howard Maryland GO, 5.00%, 02/15/27	650	682,536
County of Howard MD GO
5.00%, 02/15/27	310	325,518
5.00%, 02/15/30 (Call 02/15/27)	160	168,715
Series B, 5.00%, 02/15/28 (Call 02/15/27)	460	483,461
County of Montgomery MD GO
4.00%, 11/01/27	455	469,830
4.00%, 11/01/28 (Call 11/01/27)	165	169,473
5.00%, 08/01/27	235	249,110
5.00%, 10/01/28 (Call 10/01/27)	115	122,406
Series A, 5.00%, 11/01/27	195	207,783
Series C, 5.00%, 10/01/27	150	159,554
County of Prince George's MD GO, 3.00%, 09/15/27	50	49,253
60
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
County of Prince George's MD GOL
5.00%, 09/15/27	$525	$557,929
Series A, 5.00%, 07/15/27	965	1,022,023
State of Maryland Department of Transportation RB
4.00%, 09/01/27	85	87,308
5.00%, 09/01/27	380	402,489
5.00%, 10/01/27	475	503,953
5.00%, 10/01/27 (Call 10/01/26)	300	311,918
5.00%, 12/01/27	415	441,769
5.00%, 12/01/27 (Call 12/01/26)	110	114,718
5.00%, 09/01/28 (Call 09/01/27)	345	366,279
5.00%, 10/01/28 (Call 10/01/27)	205	217,986
Series A, 5.00%, 10/01/27	545	578,219
State of Maryland GO
5.00%, 08/01/27	1,005	1,065,344
Second Series, 5.00%, 08/01/27	305	323,313
Series A, 5.00%, 03/15/27	410	431,269
Series A, 5.00%, 08/01/27	560	593,624
Series A, 5.00%, 03/15/28 (Call 03/15/27)	570	600,393
Series A, 5.00%, 08/01/28 (Call 08/01/27)	150	159,155
Series A, 5.00%, 08/01/29 (Call 08/01/27)	465	493,984
Washington Suburban Sanitary Commission RB
3.00%, 06/01/27 (GTD)	225	222,027
5.00%, 06/01/27 (GTD)	225	237,710
5.00%, 06/15/28 (Call 06/15/27) (GTD)	115	121,727
		14,428,655
Massachusetts — 2.2%
City of Boston MA GO
5.00%, 04/01/27	525	555,595
5.00%, 11/01/27	115	123,285
Series A, 5.00%, 05/01/27	95	100,730
City of Waltham MA GOL, 5.00%, 10/15/27	100	107,098
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/27 (Call 06/15/26)	540	557,935
Series A, 5.00%, 06/15/27 (Call 06/15/26)	155	160,148
Commonwealth of Massachusetts GOL
5.00%, 01/01/27	440	460,467
5.00%, 05/01/27	145	152,797
5.00%, 07/01/27	295	311,882
5.00%, 09/01/27	855	906,962
Series B, 5.00%, 07/01/27	315	333,026
Series C, 5.00%, 05/01/27	455	479,466
Series D, 5.00%, 07/01/27	790	835,209
Series E, 5.00%, 11/01/27	815	867,500
Series G, 5.00%, 09/01/27	400	424,310
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/30 (Call 12/01/27)	100	106,946
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
Series A, 5.00%, 07/01/27	555	588,827
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	155	164,286
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/27	720	757,678
5.00%, 02/01/27 (Call 02/01/26)	135	138,952
5.25%, 08/01/27	25	26,762
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/27 (Call 08/15/25)	245	250,064
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/27	660	691,792
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	$135	$143,490
University of Massachusetts Building Authority RB, 5.00%, 11/01/27	65	69,235
		9,314,442
Michigan — 1.5%
Michigan Finance Authority RB, 5.00%, 12/01/28 (Call 06/01/27)	275	288,360
Michigan State Building Authority RB
5.00%, 04/15/27	70	73,556
5.00%, 04/15/27 (Call 10/15/25)	290	294,778
5.00%, 10/15/27	670	710,950
Michigan State University, 5.00%, 02/15/27	310	324,743
State of Michigan RB
5.00%, 03/15/27	2,385	2,505,234
5.00%, 05/01/27	410	431,819
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/27	65	69,065
Series B, 5.00%, 11/15/27	815	865,972
University of Michigan RB
5.00%, 04/01/27	350	367,987
Series A, 5.00%, 04/01/29 (Call 04/01/27)	200	210,691
Wayne County Airport Authority RB, 5.00%, 12/01/27 (Call 12/01/25)	200	203,511
		6,346,666
Minnesota — 2.3%
City of Minneapolis MN GO, 5.00%, 12/01/27	170	181,395
County of Hennepin MN GO
5.00%, 12/01/27	470	501,009
5.00%, 12/01/28 (Call 12/01/27)	200	213,584
5.00%, 12/01/29 (Call 12/01/27)	120	128,355
Metropolitan Council GO
4.00%, 03/01/27 (Call 03/01/26)	300	303,322
5.00%, 03/01/27	330	346,832
5.00%, 12/01/27	205	218,812
Minneapolis-St Paul Metropolitan Airports Commission RB
5.00%, 01/01/27	395	412,151
5.00%, 01/01/28 (Call 01/01/27)	100	104,553
Minnesota Public Facilities Authority State Revolving Fund RB
5.00%, 03/01/27	1,015	1,068,463
5.00%, 03/01/27 (Call 03/01/26)	635	652,902
State of Minnesota GO
5.00%, 08/01/27	1,500	1,590,065
5.00%, 09/01/27	925	982,217
5.00%, 10/01/27	100	106,369
5.00%, 10/01/28 (Call 10/01/27)	210	223,917
Series A, 5.00%, 10/01/28 (Call 10/01/27)	460	490,484
Series B, 5.00%, 10/01/28 (Call 10/01/27)	100	106,627
Series D, 5.00%, 08/01/27 (Call 08/01/26)	265	274,523
Series D, 5.00%, 10/01/27	425	452,070
State of Minnesota RB, 5.00%, 03/01/27	285	298,984
University of Minnesota GO, Series B, 5.00%, 12/01/29 (Call 12/01/27)	215	227,290
University of Minnesota RB
5.00%, 09/01/27	175	185,076
5.00%, 12/01/27	275	291,880
5.00%, 12/01/28 (Call 12/01/27)	185	195,674
		9,556,554
Schedule of Investments
61

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mississippi — 0.6%
State of Mississippi GO
5.00%, 09/01/27	$110	$116,617
Series A, 5.00%, 10/01/27	175	185,842
Series A, 5.00%, 10/01/28 (Call 10/01/27)	655	694,526
Series A, 5.00%, 10/01/32 (PR 10/01/27)	445	470,990
Series A, 5.00%, 10/01/34 (PR 10/01/27)	1,000	1,058,404
Series C, 5.00%, 10/01/27 (PR 10/01/25)	90	91,891
		2,618,270
Missouri — 0.6%
Metropolitan St Louis Sewer District RB
5.00%, 05/01/27	480	504,450
Series A, 5.00%, 05/01/28 (Call 05/01/27)	295	311,026
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	1,055	1,117,623
Missouri State Board of Public Buildings RB, 5.00%, 04/01/27 (Call 04/01/26)	345	356,003
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 01/01/27 (Call 07/01/25)	45	45,751
		2,334,853
Montana — 0.1%
State of Montana GO, 5.00%, 08/01/27	235	248,299
Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/27 (Call 03/01/27)	345	362,280
City of Omaha NE GO, 5.00%, 04/15/27	350	367,903
Nebraska Public Power District RB
5.00%, 01/01/27	175	182,973
5.00%, 01/01/27 (Call 01/01/26)	145	148,575
Series A, 5.00%, 01/01/27 (Call 01/01/26)	145	148,575
Series B, 5.00%, 01/01/28 (Call 01/01/27)	70	73,336
Omaha Public Power District RB
5.00%, 02/01/27 (Call 02/01/26)	1,020	1,043,560
Series A, 5.00%, 02/01/30 (Call 12/01/27)	165	176,138
University of Nebraska Facilities Corp. (The) RB, 5.00%, 07/15/27	250	263,977
		2,767,317
Nevada — 2.1%
Clark County School District GOL
5.00%, 06/15/27	340	357,924
5.00%, 06/15/27 (AGM)	205	216,119
5.00%, 06/15/27 (Call 12/15/25)	220	224,724
5.00%, 06/15/27 (Call 12/15/26)	500	519,392
Series C, 5.00%, 06/15/27 (Call 12/15/25)	495	505,707
County of Clark Department of Aviation RB, 5.00%, 07/01/27	1,000	1,053,861
County of Clark Nevada Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/27	305	321,522
County of Clark Nevada Sales & Excise Tax Revenue RB, 5.00%, 07/01/27	310	326,612
County of Clark NV GOL
5.00%, 06/01/27	140	147,483
5.00%, 07/01/27 (Call 07/01/25)	500	507,784
5.00%, 11/01/27	290	308,010
5.00%, 12/01/27	140	148,938
Series B, 5.00%, 11/01/27 (Call 11/01/26)	275	285,818
County of Clark NV RB
5.00%, 07/01/27	675	711,171
5.00%, 07/01/30 (Call 07/01/27)	175	183,187
Security	Par (000)	Value
Nevada (continued)
County of Washoe Nevada Gas Tax Revenue RB, 5.00%, 02/01/27	$35	$36,484
County of Washoe NV Gas Tax Revenue RB, 5.00%, 02/01/27	215	224,114
Las Vegas Valley Water District GO, 5.00%, 06/01/27	140	147,567
Las Vegas Valley Water District GOL
5.00%, 06/01/27 (Call 06/01/25)	100	101,532
5.00%, 02/01/29 (Call 02/01/27)	85	88,716
Series A, 5.00%, 06/01/27 (Call 06/01/25)	355	360,362
State of Nevada GOL
5.00%, 05/01/27	285	300,176
5.00%, 08/01/27	210	222,269
Series D, 5.00%, 04/01/27 (Call 04/01/25)	545	552,162
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27	100	106,384
5.00%, 12/01/27 (Call 06/01/26)	545	563,563
Washoe County School District/NV GOL
5.00%, 04/01/27	160	168,079
5.00%, 06/01/27 (Call 06/01/25)	125	126,928
5.00%, 10/01/27	150	159,137
		8,975,725
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank RB
4.00%, 08/15/27 (Call 08/15/26)	230	232,778
5.00%, 02/15/27	55	57,675
5.00%, 08/15/27	605	640,826
5.00%, 08/15/27 (ST INTERCEPT)	105	111,218
State of New Hampshire GO
5.00%, 03/01/27 (Call 03/01/25)	35	35,444
5.00%, 12/01/27	370	395,291
Series D, 5.00%, 12/01/27	215	229,696
		1,702,928
New Jersey — 2.8%
County of Essex NJ GO, 4.00%, 08/15/27 (SCH BD RES FD)	120	123,393
New Jersey Economic Development Authority RB
5.00%, 06/15/27	1,270	1,327,071
5.00%, 11/01/27	310	325,872
5.25%, 06/15/27 (Call 06/15/25)	120	121,704
5.25%, 06/15/27 (PR 06/15/25)	105	107,071
Series A, 4.00%, 11/01/27 (SAP)	555	563,989
Series A, 5.00%, 11/01/27	1,210	1,271,948
New Jersey Educational Facilities Authority RB
5.00%, 03/01/27	540	568,419
5.00%, 07/01/27	285	301,677
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/27	255	266,700
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	350	359,997
Series B, 5.00%, 06/15/27	2,040	2,132,903
New Jersey Turnpike Authority RB
5.00%, 01/01/27	500	521,970
5.00%, 01/01/30 (Call 01/01/27)	340	354,716
Series A, 5.00%, 01/01/29 (Call 01/01/27)	210	219,177
Series A, 5.25%, 01/01/27 (AGM)	725	763,340
State of New Jersey GO
5.00%, 06/01/27	30	31,532
5.00%, 06/01/27 (PR 06/01/25)	145	147,352
5.00%, 06/01/28 (Call 06/01/27)	260	273,741
Series A, 5.00%, 06/01/27	2,055	2,159,957
		11,942,529
62
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Mexico — 0.7%
New Mexico Finance Authority RB
5.00%, 06/01/27	$880	$926,503
5.00%, 06/15/27	180	189,654
Series A, 5.00%, 06/01/27	60	63,171
State of New Mexico GO, 5.00%, 03/01/27	575	603,516
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/27	1,050	1,110,271
		2,893,115
New York — 10.6%
City of New York GO
5.00%, 04/01/27	400	418,857
5.00%, 08/01/27	1,505	1,585,779
5.00%, 08/01/27 (Call 08/01/26)	90	93,169
5.00%, 11/01/27	440	465,828
Series A, 5.00%, 08/01/27	675	711,230
Series A, 5.00%, 08/01/28 (Call 08/01/27)	495	522,045
Series A-1, 5.00%, 08/01/27	200	210,735
Series B-1, 5.00%, 08/01/27	210	221,271
Series C, 5.00%, 08/01/28 (Call 02/01/27)	770	804,215
Series C-1, 5.00%, 08/01/27	330	347,712
City of New York NY GO
5.00%, 04/01/27	150	157,072
5.00%, 08/01/27	305	321,371
5.00%, 08/01/27 (Call 02/01/27)	500	522,866
5.00%, 09/01/27	150	158,299
Series 1, 5.00%, 08/01/27	575	605,862
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	300	315,925
Series C, 5.00%, 08/01/27 (Call 02/01/26)	175	179,614
Series F6, VRDN,3.80%, 06/01/44 (Put 04/30/24)(b)	1,325	1,325,000
County of Nassau NY GOL, 5.00%, 07/01/27 (AGM)	400	424,171
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/27	345	362,835
Series A, 5.00%, 02/15/29 (Call 02/15/27)	220	230,195
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	310	328,670
Metropolitan Transportation Authority RB
5.00%, 11/15/27	1,625	1,720,821
5.00%, 11/15/27 (Call 11/15/26)	100	104,220
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	50	51,863
Series B-2, 5.00%, 11/15/27 (Call 11/15/26)	180	187,596
Series C-1, 5.00%, 11/15/27	250	264,563
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	71,575
Series C-2, 0.00%, 11/15/27(a)	375	328,767
Series D, 5.00%, 11/15/27 (Call 11/15/26)	305	316,367
New York City Municipal Water Finance Authority RB
5.00%, 06/15/27 (Call 12/15/25)	835	854,944
5.00%, 06/15/27 (PR 06/15/25)	125	127,222
Series AA, 5.00%, 06/15/27	830	877,830
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	840	860,064
Series FF, 5.00%, 06/15/27 (PR 06/15/25)	80	81,369
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/28 (Call 07/15/27) (SAW)	300	315,418
Series B-1, 5.00%, 07/15/27 (SAW)	260	275,038
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	365	383,099
Series S-3, 5.00%, 07/15/27 (SAW)	400	423,135
Series S-4A, 5.00%, 07/15/27 (SAW)	150	158,676
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/27	65	66,561
4.00%, 05/01/27 (Call 05/01/26)	200	201,359
5.00%, 02/01/27	275	288,155
Security	Par (000)	Value
New York (continued)
5.00%, 08/01/27	$705	$746,211
5.00%, 11/01/27	3,160	3,361,745
5.00%, 11/01/27 (Call 05/01/27)	335	352,583
5.00%, 11/01/29 (Call 11/01/27)	240	254,921
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	190	200,871
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	400	422,770
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	130	137,330
Series C, 5.00%, 11/01/27 (Call 05/01/25)	735	744,703
Series C, 5.00%, 11/01/29 (Call 05/01/27)	395	415,397
New York City Transitional Finance Authority RB, 5.00%, 05/01/27	225	236,836
New York Power Authority RB, 5.00%, 11/15/27 (AGM)	505	538,190
New York State Dormitory Authority RB
5.00%, 03/15/27	365	384,906
5.00%, 03/15/27 (ETM)	85	89,636
5.00%, 07/01/27	560	592,042
5.00%, 03/15/28 (Call 03/15/27)	220	231,297
5.00%, 03/15/30 (Call 03/15/27)	395	415,171
Series A, 5.00%, 02/15/27 (PR 08/15/26)	140	145,821
Series A, 5.00%, 03/15/27	885	929,731
Series A, 5.00%, 03/15/27 (PR 09/15/26)	90	93,904
Series A, 5.00%, 07/01/27 (Call 07/01/25)	215	218,426
Series A, 5.00%, 02/15/29 (Call 02/15/27)	595	622,088
Series A, 5.00%, 02/15/30 (Call 02/15/27)	535	558,595
Series B, 5.00%, 02/15/27	440	463,152
Series B, 5.00%, 03/15/27 (PR 09/15/25)	400	409,189
Series B, 5.00%, 02/15/28 (PR 08/15/27)	125	132,999
Series D, 5.00%, 02/15/27 (PR 08/15/26)	340	354,136
Series E, 5.00%, 03/15/27	515	543,086
New York State Environmental Facilities Corp. RB
5.00%, 06/15/27	550	581,527
5.00%, 06/15/27 (Call 06/15/26)	150	154,885
5.00%, 10/15/27	150	159,685
5.00%, 06/15/29 (Call 06/15/27)	905	959,985
New York State Thruway Authority RB
5.00%, 01/01/27	655	685,523
5.00%, 03/15/27	400	420,189
New York State Urban Development Corp. RB
5.00%, 03/15/27	1,090	1,144,096
5.00%, 03/15/27 (ETM)	100	105,032
Series A, 5.00%, 03/15/27	235	247,455
Series A, 5.00%, 03/15/27 (PR 03/15/26)	625	643,812
Series A, 5.00%, 03/15/28 (PR 03/15/27)	710	747,720
Series A, 5.00%, 03/15/29 (Call 03/15/27)	355	370,491
Port Authority of New York & New Jersey RB
4.00%, 12/01/27	90	92,876
5.00%, 12/01/27	690	736,006
5.00%, 11/15/29 (Call 11/15/27)	235	249,209
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	125	126,675
State of New York GO
5.00%, 03/15/27	405	427,150
Series A, 5.00%, 03/01/27	100	105,379
Triborough Bridge & Tunnel Authority RB
0.00%, 11/15/27(a)	405	352,246
5.00%, 05/15/27	1,780	1,877,314
5.00%, 11/15/27 (Call 08/15/27)	565	599,253
Series B, 5.00%, 11/15/27 (Call 05/15/27)	330	347,191
Series C-1, 5.00%, 11/15/27	950	1,011,123
Utility Debt Securitization Authority RB, 5.00%, 06/15/27 (Call 06/15/25)	500	508,605
		44,520,526
Schedule of Investments
63

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina — 2.5%
City of Charlotte NC GO
5.00%, 06/01/27	$150	$158,469
Series A, 5.00%, 06/01/27	540	570,488
City of Charlotte NC Storm Water Revenue RB, 5.00%, 12/01/27	250	266,835
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/27	1,130	1,195,793
5.00%, 07/01/27 (Call 07/01/25)	795	809,779
City of Durham NC RB, 5.00%, 04/01/27	145	152,578
City of Greensboro NC Combined Water & Sewer System Revenue RB, 5.00%, 12/01/27	100	106,734
County of Forsyth NC RB, 5.00%, 04/01/27	120	126,272
County of Guilford NC GO
Series B, 5.00%, 05/01/27	265	279,500
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	105,549
County of Guilford North Carolina GO, 5.00%, 03/01/27	190	199,686
County of Johnston NC GO, 5.00%, 02/01/27	100	104,942
County of Mecklenburg NC GO
4.00%, 04/01/30 (Call 04/01/27)	160	163,116
5.00%, 03/01/27	340	357,428
Series A, 5.00%, 04/01/27	325	342,264
Series A, 5.00%, 04/01/28 (Call 04/01/27)	340	358,254
County of Union NC Enterprise System Revenue RB, 5.00%, 06/01/27	200	211,171
County of Wake NC GO, 5.00%, 04/01/27	185	194,827
County of Wake NC RB
5.00%, 03/01/27	215	225,901
5.00%, 08/01/27	750	794,770
5.00%, 09/01/27	125	132,687
5.00%, 12/01/27 (Call 12/01/26)	150	156,438
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27	140	146,806
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	130	133,031
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	125	129,323
Series B, 5.00%, 06/01/27	260	274,671
State of North Carolina RB
5.00%, 03/01/27	430	450,730
5.00%, 03/01/27 (Call 03/01/25)	530	536,195
5.00%, 05/01/30 (Call 05/01/27)	270	284,264
Series B, 5.00%, 05/01/27	950	1,001,422
Series B, 5.00%, 05/01/28 (Call 05/01/27)	485	511,626
Town of Cary NC GO, 5.00%, 09/01/27	125	132,769
		10,614,318
Ohio — 2.9%
City of Columbus OH GO
5.00%, 04/01/27	190	199,767
5.00%, 07/01/27 (Call 07/01/26)	565	585,019
5.00%, 08/15/27	620	656,737
5.00%, 04/01/28 (Call 10/01/27)	335	355,274
Series 3, 5.00%, 02/15/27	365	382,762
Series 4, 5.00%, 02/15/27	135	141,570
Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	125,912
Series A, 5.00%, 04/01/27	85	89,370
County of Hamilton OH Sales Tax Revenue RB, 5.00%, 12/01/27	390	413,525
Ohio State University (The) RB
5.00%, 12/01/27	240	255,401
Series A, 5.00%, 12/01/27	470	500,161
Security	Par (000)	Value
Ohio (continued)
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/27	$190	$198,982
Series A, 5.00%, 02/15/30 (Call 02/15/27)	200	208,733
Ohio Water Development Authority, 5.00%, 12/01/27 (Call 12/01/26)	365	379,747
Ohio Water Development Authority RB
5.00%, 06/01/27	350	369,233
5.00%, 12/01/27 (Call 12/01/26)	70	72,828
Series A, 5.00%, 12/01/27	1,310	1,395,924
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/27	420	443,080
5.00%, 12/01/27 (Call 06/01/27)	545	575,264
Series A, 5.00%, 06/01/29 (Call 06/01/27)	245	258,089
Series A, 5.00%, 12/01/29 (Call 06/01/27)	420	442,059
Series B, 5.00%, 06/01/27 (PR 12/01/25)	310	317,172
Series B, 5.00%, 12/01/27	195	207,790
State of Ohio GO
5.00%, 03/01/27	275	288,630
5.00%, 03/15/27	585	614,491
5.00%, 05/01/27	135	142,184
5.00%, 06/15/27	440	464,521
5.00%, 09/01/27	170	180,227
Series C, 5.00%, 08/01/27	450	476,275
Series T, 5.00%, 05/01/30 (Call 05/01/27)	285	299,260
Series U, 5.00%, 05/01/27	495	521,343
State of Ohio RB
5.00%, 02/01/27 (Call 02/01/26)	330	338,801
5.00%, 12/01/27 (Call 12/01/26)	335	348,436
Series B, 5.00%, 10/01/27	35	37,110
		12,285,677
Oklahoma — 0.5%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	580	601,678
Oklahoma Turnpike Authority RB
5.00%, 01/01/27	685	715,315
Series E, 5.00%, 01/01/27	125	130,532
Oklahoma Water Resources Board RB, 5.00%, 04/01/27	305	320,080
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	125	128,894
		1,896,499
Oregon — 1.9%
City of Portland OR GOL
5.00%, 06/01/27	850	896,709
5.00%, 06/15/27	380	401,190
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/27	175	183,679
5.00%, 06/01/27 (Call 06/01/25)	175	177,848
5.00%, 06/15/27 (Call 06/15/26)	100	103,351
Series A, 5.00%, 05/01/27 (Call 05/01/26)	630	649,492
County of Multnomah OR GO, Series A, 5.00%, 06/15/27	615	650,192
County of Multnomah OR GOL, 5.00%, 06/01/29 (Call 06/01/27)	245	258,384
Hillsboro School District No.1J GO, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	175	184,007
Multnomah County School District No. 40 GO, 0.00%, 06/15/27 (GTD)(a)	200	178,834
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	210	212,646
64
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon (continued)
Portland Community College District GO, 5.00%, 06/15/27 (Call 06/15/26)	$405	$418,907
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/27 (Call 05/15/27)	380	400,534
Series B, 5.00%, 11/15/29 (Call 05/15/27)	225	236,758
State of Oregon GO
5.00%, 05/01/27	1,645	1,731,044
5.00%, 05/01/27 (Call 05/01/26)	205	211,503
5.00%, 06/01/27	215	226,606
5.00%, 08/01/27	230	243,202
5.00%, 08/01/27 (Call 08/01/25)	250	254,661
5.00%, 11/01/27	60	63,763
Series I, 5.00%, 08/01/28 (Call 08/01/27)	245	258,441
Series L, 5.00%, 08/01/30 (Call 08/01/27)	90	94,710
		8,036,461
Pennsylvania — 2.8%
Allegheny County Higher Education Building Authority RB, 5.00%, 08/01/27	755	799,814
City of Philadelphia PA GO
5.00%, 08/01/27	185	195,099
Series A, 5.00%, 08/01/27 (Call 08/01/25)	605	614,029
Series B, 5.00%, 08/01/27 (Call 08/01/25)	210	213,134
Commonwealth of Pennsylvania GO
5.00%, 05/01/27	120	126,070
5.00%, 07/15/27	1,300	1,371,039
5.00%, 10/01/27	200	211,791
5.00%, 01/15/28 (Call 01/15/27)	605	631,458
First Series, 5.00%, 01/01/27	1,165	1,215,888
First Series, 5.00%, 02/01/27 (Call 02/01/26)	220	225,232
First Series, 5.00%, 09/15/27 (Call 09/15/26)	400	414,055
First Series, 5.00%, 01/01/28 (Call 01/01/27)	905	943,692
Second Series, 5.00%, 01/15/27	540	564,013
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	280	289,581
County of Northampton PA GO, 4.00%, 10/01/27 (Call 04/01/26)	150	152,278
Lower Merion School District GOL, 5.00%, 11/15/27 (SAW)	335	357,224
Pennsylvania State University (The) RB
4.00%, 09/01/27 (Call 09/01/26)	310	315,164
5.00%, 09/01/27	75	79,464
5.00%, 09/01/27 (Call 09/01/25)	290	295,813
5.25%, 08/15/27	255	271,917
Pennsylvania Turnpike Commission RB
5.00%, 06/01/27	395	415,149
5.00%, 06/01/27 (Call 12/01/25)	710	724,371
5.00%, 06/01/27 (Call 06/01/26)	320	329,165
5.00%, 12/01/27	190	202,057
Series A2, 5.00%, 12/01/27	275	292,450
Series A2, 5.00%, 12/01/29 (Call 12/01/27)	295	312,577
Pittsburgh Water & Sewer Authority RB, 5.00%, 09/01/27	100	105,561
		11,668,085
Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	370	382,014
Rhode Island Health and Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	375	397,467
State of Rhode Island GO
5.00%, 01/15/27	775	810,486
5.00%, 05/01/27	165	173,588
5.00%, 08/01/27	380	401,705
Series B, 5.00%, 08/01/28 (Call 08/01/27)	675	715,355
Security	Par (000)	Value
Rhode Island (continued)
Series B, 5.00%, 08/01/29 (Call 08/01/27)	$25	$26,515
		2,907,130
South Carolina — 0.6%
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/27	225	235,655
5.00%, 01/01/30 (Call 01/01/27)	105	109,912
City of Columbia SC Waterworks & Sewer System Revenue RB, 5.00%, 02/01/27	135	141,563
County of Charleston South Carolina GO, 4.00%, 11/01/28 (Call 11/01/27) (SAW)	200	205,486
County of Horry SC GO, 5.00%, 03/01/27	100	105,070
County of Richland SC GO, Series A, 5.00%, 03/01/27	300	315,377
Greenville County School District RB, 5.00%, 12/01/27	510	542,382
State of South Carolina GO
5.00%, 04/01/27 (SAW)	400	421,236
5.00%, 04/01/30 (Call 10/01/27) (SAW)	440	469,169
		2,545,850
Tennessee — 1.8%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/27	145	151,854
City of Franklin TN GO, 5.00%, 06/01/27	235	248,339
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	145	154,469
City of Memphis TN GO, 5.00%, 05/01/27	690	726,540
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	103,257
County of Hamilton TN GO
5.00%, 01/01/27	180	188,571
Series A, 5.00%, 04/01/27	220	231,686
County of Montgomery TN GO, 5.00%, 04/01/27	175	184,046
County of Rutherford GO, 5.00%, 04/01/27	260	273,663
County of Shelby TN GO
5.00%, 04/01/27	490	514,911
5.00%, 04/01/29 (Call 04/01/27)	310	325,951
Series A, 5.00%, 04/01/27	305	320,506
County of Williamson TN GO
5.00%, 04/01/27	150	157,968
5.00%, 05/01/27	500	527,505
County of Wilson TN GO, 5.00%, 04/01/27	175	183,897
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/27	150	157,885
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	370	379,006
5.00%, 01/01/27 (Call 07/01/26)	445	459,417
5.00%, 07/01/27	320	338,037
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/30 (Call 07/01/27)	245	258,396
Series B, 5.00%, 07/01/30 (Call 07/01/27)	220	232,029
State of Tennessee GO
Series A, 5.00%, 11/01/27	180	191,848
Series B, 5.00%, 08/01/27 (Call 08/01/26)	265	274,990
Tennessee State School Bond Authority RB
Series B, 5.00%, 11/01/27 (ST INTERCEPT)	700	743,935
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	220	234,270
		7,562,976
Schedule of Investments
65

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 10.1%
Alamo Community College District GOL, 5.00%, 08/15/27	$395	$418,137
Aldine Independent School District GO, 5.00%, 02/15/27	675	706,011
Alvin Independent School District/Texas GO, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	105	107,840
Arlington Independent School District/Texas GO, 5.00%, 02/15/27 (PSF)	415	434,969
Austin Community College District RB, 5.00%, 02/01/27 (Call 02/01/26)	110	112,878
Austin Independent School District GO
5.00%, 08/01/27 (PSF)	1,580	1,672,308
5.00%, 08/01/27 (Call 08/01/26)	150	154,766
Board of Regents of the University of Texas System RB
5.00%, 08/15/27	125	132,204
5.00%, 08/15/27 (Call 08/15/26)	140	145,766
Series E, 5.00%, 08/15/27	430	454,780
City of Austin TX GOL
5.00%, 09/01/27	455	482,520
5.00%, 09/01/28 (Call 09/01/27)	110	116,379
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	300	318,970
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	205	211,683
City of Fort Worth Texas Water & Sewer System Revenue RB, 5.00%, 02/15/27	420	440,426
City of Houston Texas Combined Utility System Revenue RB, 0.00%, 12/01/27 (AGM)(a)	215	188,415
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	120	127,133
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	110	115,226
City of San Antonio Texas GOL, 5.00%, 08/01/27	250	264,994
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	78,583
City of San Antonio TX GOL
5.00%, 02/01/27	100	105,047
5.00%, 08/01/27	125	132,497
5.00%, 08/01/28 (Call 08/01/27)	150	158,278
Clear Creek Independent School District RB, 5.00%, 02/15/27 (PSF)	115	120,471
College Station Independent School District GO, 5.00%, 08/15/27 (Call 08/15/26)	105	108,945
Conroe Independent School District GO
5.00%, 02/15/27 (Call 02/15/26) (PSF)	240	246,743
5.00%, 02/15/27 (PR 02/15/26) (PSF)	80	81,987
5.00%, 02/15/30 (Call 02/15/27) (PSF)	145	152,111
Series A, 5.00%, 02/15/27 (PSF)	900	942,817
County of Bexar TX GOL
5.00%, 06/15/27	205	216,050
5.00%, 06/15/27 (Call 06/15/25)	165	167,456
5.00%, 06/15/27 (Call 06/15/26)	180	185,896
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/27 (Call 03/01/26)	305	312,821
County of Harris Texas Toll Road Revenue RB, 5.00%, 08/15/27	525	554,406
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/27	395	414,007
5.00%, 02/15/27 (PSF)	690	723,202
5.00%, 02/15/27 (Call 02/15/26) (PSF)	670	689,764
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	1,235	1,314,662
Dallas Fort Worth International Airport RB
5.00%, 11/01/27	735	778,116
Security	Par (000)	Value
Texas (continued)
Series A, 5.00%, 11/01/27	$365	$386,412
Dallas Independent School District GO, 5.00%, 02/15/27 (PSF)	805	844,175
Denton Independent School District GO, 5.00%, 08/15/27 (PSF)	300	316,910
El Paso Independent School District GO, 5.00%, 08/15/27	420	444,212
Fort Bend Independent School District GO
5.00%, 02/15/27 (PSF)	605	633,618
5.00%, 08/15/27 (PSF)	180	190,377
5.00%, 08/15/30 (Call 08/15/27) (PSF)	115	120,629
Fort Worth Independent School District GO
5.00%, 02/15/27 (PSF)	130	136,114
5.00%, 02/15/27 (Call 02/15/25) (PSF)	135	136,536
5.00%, 02/15/27 (Call 02/15/26) (PSF)	140	144,056
5.00%, 02/15/27 (PR 02/15/25) (PSF)	10	10,097
Frisco Independent School District GO, 4.00%, 08/15/29 (Call 02/15/27) (PSF)	155	157,677
Garland Independent School District GO, 5.00%, 02/15/27 (Call 02/15/25) (PSF)	160	161,498
Harris County Flood Control District RB, 5.00%, 10/01/27 (Call 10/01/25)	380	387,085
Katy Independent School District GO, 5.00%, 02/15/27 (PSF)	295	308,874
Leander Independent School District GO, 0.00%, 08/15/27 (Call 08/15/25)(a)	150	130,818
Lewisville Independent School District GO
5.00%, 08/15/27	615	650,651
5.00%, 08/15/27 (Call 08/15/26) (PSF)	240	248,214
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	340	341,581
Lone Star College System GOL, 5.00%, 08/15/28 (Call 02/15/27)	125	130,833
Lower Colorado River Authority RB, 5.00%, 05/15/27 (AGM)	500	525,230
Mesquite Independent School District GO, 5.00%, 08/15/29 (Call 08/15/27) (PSF)	215	227,180
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	235	246,882
North Texas Municipal Water District RB
5.00%, 06/01/27	160	168,691
5.00%, 06/01/27 (Call 06/01/26)	195	200,576
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Contract Revenue Refunding Bonds RB, 5.00%, 06/01/27	70	73,802
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/27	605	641,003
5.00%, 09/01/27 (Call 09/01/25)	135	137,307
North Texas Tollway Authority RB
5.00%, 01/01/27	500	522,100
5.00%, 01/01/27 (Call 01/01/25)	470	473,699
Series A, 5.00%, 01/01/27 (Call 01/01/26)	445	454,950
Series B, 5.00%, 01/01/27	935	974,384
Series B, 5.00%, 01/01/27 (Call 01/01/26)	475	485,081
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (PSF)	295	312,669
Northside Independent School District RB, 5.00%, 08/15/27 (PSF)	1,185	1,255,976
Northwest Independent School District GO, 5.00%, 02/15/28 (Call 08/15/27) (PSF)	145	153,015
66
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/27 (Call 07/01/25)	$525	$533,460
Series B, 5.00%, 07/01/27 (Call 07/01/25)	25	25,403
Permanent University Fund - University of Texas System RB
5.00%, 07/01/27	345	363,800
5.00%, 07/01/27 (Call 07/01/26)	130	134,141
Pflugerville Independent School District GO, 5.00%, 02/15/27	1,205	1,262,327
Plano Independent School District GO
5.00%, 02/15/27	215	225,574
5.00%, 02/15/27 (Call 02/15/26) (PSF)	175	179,610
Prosper Independent School District GO, 5.00%, 02/15/27 (PSF)	210	219,991
Round Rock Independent School District GO
5.00%, 08/01/27	145	153,144
Series A, 5.00%, 08/01/27 (PSF)	1,580	1,669,302
San Antonio Independent School District/TX GO, 5.00%, 08/15/27 (PSF)	360	380,753
San Antonio Water System RB
5.00%, 05/15/27	285	300,394
5.00%, 05/15/27 (Call 11/15/26)	320	331,554
Series A, 5.00%, 05/15/27	605	637,679
Series A, 5.00%, 05/15/30 (Call 05/15/27)	255	267,870
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	130	137,483
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	155	160,014
State of Texas GO
5.00%, 10/01/27	405	428,488
Series A, 5.00%, 04/01/27 (Call 04/01/26)	205	211,294
Series B, 5.00%, 10/01/29 (Call 10/01/27)	290	305,459
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	101,458
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	175	176,763
5.00%, 05/15/27	480	505,223
Series C, 5.00%, 05/15/28 (Call 05/15/27)	255	268,196
Series E, 4.00%, 05/15/27 (Call 05/15/26)	490	495,224
Texas Public Finance Authority RB, 5.00%, 02/01/27	250	261,006
Texas State University System RB
5.00%, 03/15/27	1,175	1,230,629
Series A, 5.00%, 03/15/27 (Call 03/15/25)	260	262,984
Series A, 5.00%, 03/15/30 (Call 03/15/27)	350	367,287
Texas Tech University System RB, 5.00%, 02/15/27	175	183,180
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/27 (Call 10/01/26)	100	103,166
5.25%, 04/01/27	270	285,737
Texas Water Development Board RB
5.00%, 04/15/27	225	236,690
5.00%, 04/15/27 (Call 10/15/25)	305	311,876
5.00%, 04/15/27 (Call 10/15/26)	205	212,993
5.00%, 08/01/27	310	328,002
5.00%, 10/15/27	85	90,252
5.00%, 10/15/27 (Call 10/15/25)	190	194,500
5.00%, 04/15/28 (Call 10/15/27)	450	474,244
5.00%, 08/01/29 (Call 08/01/27)	585	615,315
Series A, 5.00%, 10/15/27	150	159,269
Trinity River Authority Denton Creek Wastewater Treatment System Revenue RB, 5.00%, 02/01/27	210	219,582
Security	Par (000)	Value
Texas (continued)
University of North Texas System RB
Series A, 5.00%, 04/15/27	$60	$62,963
Series A, 5.00%, 04/15/30 (Call 04/15/27)	605	634,552
		42,531,007
Utah — 1.0%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	290	304,774
Canyons School District Local Building Authority RB, 5.00%, 06/15/27	460	484,919
City of Salt Lake City Public Utilities Revenue RB, 5.00%, 02/01/27	190	199,083
Intermountain Power Agency RB, Series A, 5.00%, 07/01/27	325	342,917
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	135	141,173
State of Utah GO
5.00%, 07/01/27	780	825,361
5.00%, 07/01/27 (Call 01/01/27)	375	392,597
5.00%, 07/01/28 (Call 07/01/27)	330	349,300
5.00%, 07/01/29 (Call 07/01/27)	170	179,732
University of Utah (The) RB
5.00%, 08/01/27 (SAP)	225	238,141
Series A, 5.00%, 08/01/27 (Call 08/01/25)	280	285,121
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	250	261,753
		4,004,871
Vermont — 0.0%
State of Vermont GO
5.00%, 08/15/27	75	79,586
Series B, 5.00%, 08/15/27	100	106,115
		185,701
Virginia — 3.2%
City of Alexandria VA GO, 5.00%, 07/01/27	190	200,821
City of Norfolk VA GO, Series B, 4.00%, 10/01/27 (Call 10/01/26)	140	142,629
City of Norfolk Virginia GO, 5.00%, 09/01/31 (PR 03/01/27)	270	283,333
City of Richmond VA GO
5.00%, 03/01/27	195	204,719
5.00%, 07/15/27	270	285,598
5.00%, 07/15/28 (Call 07/15/27)	130	137,787
City of Virginia Beach VA GO, 5.00%, 07/15/27 (SAW)	260	275,347
County of Arlington VA GO
5.00%, 06/15/27	155	163,827
5.00%, 08/15/27	115	121,958
County of Fairfax VA GO
4.00%, 10/01/27	445	457,380
4.00%, 10/01/27 (SAW)	210	215,842
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/27 (Call 07/15/26)	175	181,080
County of Henrico VA GO
5.00%, 08/01/27	155	164,297
5.00%, 08/01/27 (SAW)	250	264,994
Series A, 5.00%, 08/01/27 (SAW)	240	254,394
County of Loudoun VA GO
5.00%, 12/01/27	90	95,994
Series A, 5.00%, 12/01/27 (SAW)	670	714,624
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/27	265	278,702
Hampton Roads Sanitation District RB
5.00%, 10/01/28 (Call 10/01/27)	205	218,311
Series A, 5.00%, 10/01/29 (Call 10/01/27)	210	224,094
Schedule of Investments
67

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Virginia College Building Authority RB
5.00%, 02/01/27	$2,485	$2,606,803
5.00%, 09/01/27	130	137,823
Series A, 5.00%, 09/01/27	125	132,278
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	355	366,743
Series A, 5.00%, 09/01/27 (PR 09/01/26) (ST INTERCEPT)	5	5,184
Series C, 5.00%, 02/01/30 (Call 02/01/27)	205	215,308
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	165	171,340
5.00%, 05/15/27	300	316,561
5.00%, 09/15/27	200	212,465
5.00%, 09/15/27 (Call 09/15/26)	125	130,035
Series A, 5.00%, 05/15/27	560	590,914
Series A, 5.00%, 05/15/29 (Call 11/15/27)	320	340,083
Series A, 5.00%, 05/15/30 (Call 11/15/27)	350	371,977
Virginia Public Building Authority RB
4.00%, 08/01/31 (PR 08/01/27)	70	71,709
5.00%, 08/01/27 (Call 08/01/26)	320	331,839
5.00%, 08/01/29 (Call 08/01/27)	410	434,588
Series A, 4.00%, 08/01/27	135	138,491
Virginia Public School Authority RB
4.00%, 10/01/27	100	102,880
4.00%, 02/01/29 (Call 02/01/27)	370	376,883
5.00%, 08/01/27	555	587,935
5.00%, 08/01/27 (SAW)	140	148,308
5.00%, 10/01/27 (SAW)	185	196,770
Virginia Resources Authority RB
5.00%, 11/01/27	60	63,785
5.00%, 11/01/27 (Call 11/01/25)	300	306,927
		13,243,360
Washington — 4.7%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/27	525	558,500
Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	480	499,234
City of Seattle GOL, 5.00%, 06/01/27 (Call 06/01/25)	170	172,574
City of Seattle Municipal Light & Power Revenue RB, 5.00%, 09/01/27	170	179,957
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/27 (Call 04/01/26)	145	149,404
City of Seattle WA GOL
5.00%, 12/01/27	390	415,580
Series A, 5.00%, 05/01/27	305	321,241
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 10/01/27 (Call 10/01/26)	175	177,224
5.00%, 07/01/27	845	891,585
Series A, 5.00%, 07/01/27	225	237,404
Series B, 5.00%, 04/01/27 (Call 04/01/26)	340	350,134
City of Seattle WA Water System Revenue RB
5.00%, 05/01/27 (Call 05/01/25)	400	404,998
5.00%, 08/01/27 (Call 02/01/27)	155	162,254
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/27 (GTD)	755	802,675
County of King WA GOL
5.00%, 07/01/27	100	105,668
5.00%, 07/01/27 (Call 01/01/25)	295	297,802
5.00%, 12/01/27	120	127,871
Series E, 5.00%, 12/01/27 (Call 12/01/25)	305	312,237
County of King WA Sewer Revenue RB
5.00%, 01/01/27	105	109,781
Security	Par (000)	Value
Washington (continued)
5.00%, 07/01/27 (Call 01/01/26)	$55	$56,379
Series B, 5.00%, 07/01/27 (Call 07/01/26)	590	609,863
County of Snohomish WA GO, 5.00%, 12/01/27	215	228,635
Energy Northwest RB
5.00%, 07/01/27	820	866,474
Series A, 5.00%, 07/01/27	185	195,485
Series A, 5.00%, 07/01/27 (Call 07/01/26)	140	144,950
Series A, 5.00%, 07/01/28 (Call 07/01/27)	805	848,098
Series A, 5.00%, 07/01/29 (Call 07/01/27)	330	347,362
Series C, 5.00%, 07/01/27	505	533,621
King County School District No. 405 Bellevue GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	475	494,789
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/27 (GTD)	520	534,817
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	80	85,107
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	190	200,705
Port of Seattle WA GOL, 5.00%, 01/01/29 (Call 01/01/27)	200	207,981
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	300	306,924
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/27 (Call 12/01/25) (GTD)	420	429,706
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	160	169,904
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	220	233,311
State of Washington COP, Series B, 5.00%, 07/01/27	180	189,911
State of Washington GO
0.00%, 06/01/27 (AMBAC)(a)	120	107,889
4.00%, 07/01/27	300	307,555
5.00%, 02/01/27	1,080	1,130,698
5.00%, 02/01/27 (Call 02/01/25)	420	424,297
5.00%, 06/01/27	325	342,544
5.00%, 07/01/27	745	786,481
5.00%, 07/01/27 (Call 01/01/25)	315	317,764
5.00%, 08/01/27	270	285,498
5.00%, 08/01/27 (Call 08/01/26)	165	170,495
Series D, 5.00%, 02/01/27	360	376,899
Series E, 5.00%, 07/01/27 (Call 01/01/25)	395	398,751
Series R, 5.00%, 08/01/27	705	745,468
Series R, 5.00%, 08/01/27 (Call 08/01/26)	385	397,822
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	445	470,681
Series R-2018-D, 5.00%, 08/01/27	125	132,175
University of Washington RB
5.00%, 04/01/27	300	315,674
Series B, 5.00%, 06/01/27 (Call 06/01/25)	130	131,873
Washington State University RB, 5.00%, 04/01/27 (Call 04/01/25)	125	126,172
		19,928,881
West Virginia — 0.6%
State of West Virginia GO
5.00%, 06/01/27	380	400,297
Series A, 5.00%, 06/01/27	485	510,906
Series A, 5.00%, 12/01/27	235	249,994
West Virginia Commissioner of Highways RB
5.00%, 09/01/27	335	353,739
5.00%, 09/01/29 (Call 09/01/27)	305	322,675
Series A, 5.00%, 09/01/29 (Call 09/01/27)	295	312,095
68
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2027 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
West Virginia (continued)
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	$335	$340,407
		2,490,113
Wisconsin — 1.5%
Milwaukee Metropolitan Sewerage District GO, Series A, 5.00%, 10/01/27 (Call 10/01/26)	150	155,599
State of Wisconsin GO
4.00%, 05/01/27 (Call 05/01/26)	345	348,856
4.00%, 05/01/28 (Call 05/01/27)	145	148,165
5.00%, 05/01/27	860	906,020
5.00%, 05/01/27 (Call 05/01/25)	315	319,619
5.00%, 11/01/27 (Call 05/01/27)	760	800,622
5.00%, 11/01/28 (Call 05/01/27)	250	262,826
5.00%, 11/01/29 (Call 05/01/27)	280	293,750
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	180	182,457
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	530	546,203
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	80	84,276
State of Wisconsin RB
Series A, 5.00%, 05/01/27	460	484,391
Series A, 5.00%, 05/01/29 (PR 05/01/27)	460	484,391
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Department of Transportation RB
5.00%, 07/01/27	$215	$227,178
5.00%, 07/01/29 (Call 07/01/27)	265	279,595
Series 1, 5.00%, 07/01/27	615	649,834
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	250	263,579
		6,437,361
Total Investments — 98.9% (Cost: $422,799,556)		415,730,817
Other Assets Less Liabilities — 1.1%		4,590,149
Net Assets — 100.0%		$420,320,966

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash(a)	$4,717,248	$—	$(4,717,677)(b)	$442	$(13)	$—	—	$33,299	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$415,730,817	$—	$415,730,817
See notes to financial statements.
Schedule of Investments
69

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/28 (PR 09/01/27)	$90	$95,395
Alabama Highway Finance Corp. RB, Series A, 5.00%, 08/01/28	175	186,963
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	735	796,566
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	80	85,086
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	45	45,593
Series A, 5.00%, 11/01/29 (Call 11/01/28)	270	292,423
University of Alabama (The) RB
5.00%, 07/01/28	175	187,757
Series C, 5.00%, 07/01/28	745	799,308
		2,489,091
Arizona — 2.0%
Arizona Board of Regents RB
5.00%, 07/01/28	150	161,420
5.00%, 08/01/28	125	134,517
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/28 (Call 07/01/26)	120	124,091
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	130	139,634
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28	855	920,128
5.00%, 07/01/28 (Call 07/01/26)	100	103,332
5.00%, 07/01/32 (Call 07/01/28)	150	161,323
Series A, 5.00%, 07/01/29 (Call 07/01/28)	215	231,384
Series D, 5.00%, 07/01/28 (Call 07/01/27)	340	358,800
County of Pima AZ Sewer System Revenue COP, 5.00%, 07/01/28	260	279,256
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/28	200	214,812
Maricopa County Unified School District No 80 Chandler GO, 5.00%, 07/01/28	110	118,602
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	100	105,415
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/28	625	668,253
5.00%, 01/01/29 (Call 01/01/28)	535	570,382
5.00%, 01/01/30 (Call 01/01/28)	145	154,507
5.00%, 01/01/31 (Call 01/01/28)	150	159,711
5.00%, 01/01/32 (Call 01/01/28)	100	106,441
Series A, 5.00%, 01/01/28 (Call 01/01/27)	750	783,368
State of Arizona COP, Series A, 5.00%, 10/01/28	310	335,069
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	150	161,077
University of Arizona (The) RB, 5.00%, 06/01/28 (Call 06/01/26)	150	155,137
		6,146,659
California — 13.2%
Bay Area Toll Authority RB, 5.00%, 04/01/28	240	260,194
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	60	52,671
California Infrastructure & Economic Development Bank RB
5.00%, 05/15/28	135	145,801
5.00%, 10/01/28	275	301,363
5.00%, 10/01/28 (Call 04/01/26)	220	227,844
Security	Par (000)	Value
California (continued)
5.00%, 10/01/28 (Call 04/01/27)	$270	$286,690
5.00%, 10/01/28 (Call 04/01/28)	85	91,865
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	50,965
5.00%, 05/01/28	55	58,925
5.00%, 08/01/28	620	667,240
5.00%, 09/01/28 (Call 09/01/27)	240	254,022
5.00%, 11/01/28	245	264,884
Series B, 5.00%, 05/01/28	150	160,706
Series C, 5.00%, 11/01/28	270	291,913
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	26,050
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	81,040
Series G, 5.00%, 10/01/28 (Call 10/01/27)	85	90,101
California State University RB
5.00%, 11/01/28	200	218,164
5.00%, 11/01/28 (Call 05/01/27)	45	47,588
5.00%, 11/01/31 (Call 11/01/28)	195	212,427
Series A, 5.00%, 11/01/28 (Call 05/01/26)	650	673,549
Series A, 5.00%, 11/01/30 (Call 11/01/28)	100	109,051
Campbell Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	115	120,608
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	55	60,074
City of Los Angeles CA Solid Waste Resources Revenue RB, 5.00%, 02/01/28	300	323,537
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/30 (Call 06/01/28)	90	97,368
Series A, 5.00%, 06/01/31 (Call 06/01/28)	150	162,115
Series A, 5.00%, 06/01/32 (Call 06/01/28)	140	151,060
City of Los Angeles Department of Airports RB, Series E, 5.00%, 05/15/28	25	27,158
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	125	135,396
City of Riverside CA Water Revenue RB, Series A, 5.00%, 10/01/28	130	142,245
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	245	257,702
Coast Community College District GO
4.00%, 08/01/28	90	94,067
Series B, 0.00%, 08/01/28 (AGM)(a)	890	772,196
Series D, 5.00%, 08/01/28 (Call 08/01/27)	170	181,639
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/28 (Call 03/01/27)	430	453,784
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	55	58,504
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/28 (Call 06/01/27)	375	398,892
El Camino Community College District Foundation (The) GO
0.00%, 08/01/28(a)	1,000	873,456
5.00%, 08/01/28 (Call 08/01/26)	125	130,633
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31 (Call 08/01/28)	100	104,073
Long Beach Community College District GO, 5.00%, 08/01/28 (Call 08/01/27)	150	159,981
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	175	182,615
Los Angeles Community College District/CA GO
4.00%, 08/01/28 (Call 08/01/26)	35	35,648
Series J, 5.00%, 08/01/28 (Call 08/01/27)	65	69,332
70
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Los Angeles County Facilities Inc. RB, 5.00%, 12/01/31 (Call 12/01/28)	$300	$327,780
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/28	335	364,883
Series A, 5.00%, 06/01/28	1,085	1,180,182
Series A, 5.00%, 06/01/28 (Call 06/01/26)	230	238,615
Series A, 5.00%, 07/01/28 (Call 07/01/27)	140	149,126
Series B, 5.00%, 07/01/32 (Call 07/01/28)	325	352,993
Los Angeles Department of Water & Power RB
5.00%, 07/01/28	100	108,599
5.00%, 07/01/28 (Call 01/01/27)	60	63,210
5.00%, 07/01/29 (Call 01/01/28)	105	112,971
Series A, 5.00%, 07/01/28	390	423,533
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	155	165,442
Series C, 5.00%, 07/01/28 (Call 07/01/27)	35	37,209
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	108,266
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/28	470	511,183
5.00%, 07/01/28 (Call 01/01/26)	45	46,317
5.00%, 07/01/28 (Call 01/01/27)	230	242,547
Series A, 5.00%, 07/01/28 (Call 01/01/26)	135	138,952
Series A, 5.00%, 07/01/31 (Call 01/01/28)	65	69,510
Series B, 5.00%, 07/01/31 (Call 07/01/28)	120	129,394
Series B, 5.00%, 07/01/32 (Call 07/01/28)	230	247,854
Los Angeles Unified School District/CA GO
4.00%, 07/01/28	100	104,334
5.00%, 07/01/28	990	1,068,247
5.00%, 07/01/29 (Call 01/01/28)	255	272,050
Series B, 5.00%, 07/01/28 (Call 07/01/26)	505	524,332
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	240	256,853
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	415	442,986
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	130	139,129
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	180	192,079
Metropolitan Water District of Southern California RB
5.00%, 07/01/28	265	288,656
5.00%, 01/01/31 (Call 07/01/28)	115	125,232
Series B, 5.00%, 09/01/28	605	661,335
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	140	121,876
Newport Mesa Unified School District GO
0.00%, 08/01/28 (NPFGC)(a)	675	589,090
5.00%, 08/01/28 (Call 08/01/27)	65	69,562
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	315	272,621
Orange County Sanitation District RB, 5.00%, 02/01/28	35	37,913
Palos Verdes Peninsula Unified School District GO, 0.00%, 09/01/28 (AGM)(a)	495	431,067
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	120	104,332
Sacramento Municipal Utility District RB, 5.00%, 08/15/28	25	27,270
San Diego Community College District GO, 5.00%, 08/01/28 (Call 08/01/26)	435	455,146
San Diego County Regional Transportation Commission RB, 5.00%, 04/01/28	230	249,339
San Diego County Water Authority RB, Series S1, 5.00%, 05/01/28 (Call 03/15/28)	135	145,618
Security	Par (000)	Value
California (continued)
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	$50	$53,351
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	75	76,325
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/28	335	365,970
5.00%, 10/01/31 (Call 04/01/28)	135	145,949
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	43,044
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	810	705,138
San Juan Unified School District GO
4.00%, 08/01/28 (Call 08/01/26)	60	61,035
4.00%, 08/01/30 (Call 08/01/28)	165	171,960
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	69,614
San Mateo County Community College District GO
0.00%, 09/01/28(a)	140	121,296
Series B, 5.00%, 09/01/28	95	103,880
San Mateo Union High School District GO, 0.00%, 09/01/28 (NPFGC)(a)	75	65,676
Santa Clara Valley Transportation Authority RB
5.00%, 04/01/28	120	129,950
Series B, 5.00%, 06/01/28	125	135,863
Santa Monica Community College District GO, 0.00%, 08/01/28(a)	1,500	1,300,910
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/28 (Call 08/01/26)	200	203,841
Southern California Public Power Authority RB, 5.00%, 07/01/28	710	773,965
State of California Department of Water Resources RB
5.00%, 12/01/28	115	126,788
5.00%, 12/01/28 (Call 06/01/26)	50	51,974
5.00%, 12/01/28 (Call 12/01/27)	230	247,391
5.00%, 12/01/29 (Call 12/01/28)	130	143,164
5.00%, 12/01/30 (Call 12/01/28)	170	186,861
5.00%, 12/01/31 (Call 12/01/28)	70	76,811
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	125	131,076
Series BA, 5.00%, 12/01/28	185	203,962
State of California GO
4.00%, 03/01/28	210	216,700
4.00%, 09/01/28 (Call 09/01/26)	150	152,576
5.00%, 02/01/28 (AMBAC)	120	128,004
5.00%, 04/01/28	1,825	1,953,321
5.00%, 08/01/28	790	850,847
5.00%, 08/01/28 (Call 08/01/26)	365	378,451
5.00%, 08/01/28 (Call 08/01/27)	785	830,873
5.00%, 09/01/28 (Call 09/01/26)	560	581,449
5.00%, 10/01/28	2,525	2,727,878
5.00%, 11/01/28	1,790	1,936,842
5.00%, 08/01/29 (Call 08/01/28)	685	738,305
5.00%, 08/01/30 (Call 08/01/28)	565	609,268
5.00%, 10/01/30 (Call 10/01/28)	310	335,196
5.00%, 11/01/31 (Call 11/01/28)	100	108,272
Series C, 5.00%, 08/01/28 (Call 08/01/26)	540	559,900
University of California RB
5.00%, 05/15/28	1,605	1,739,138
Series AZ, 4.00%, 05/15/28	310	323,071
Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	190	205,959
Series O, 5.00%, 05/15/30 (Call 05/15/28)	105	113,637
Schedule of Investments
71

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	$225	$194,194
		41,542,444
Colorado — 1.5%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	110	117,364
Series C, 5.00%, 03/01/29 (Call 03/01/28)	240	255,637
Board of Water Commissioners City & County of Denver (The) RB, 2.25%, 09/15/28 (Call 09/15/26)	30	27,973
City & County of Denver Co. GO, 5.00%, 08/01/28	1,120	1,211,812
City & County of Denver Colorado Airport System Revenue RB, 5.00%, 11/15/28	50	53,961
City of Aurora Colorado Water Revenue RB, 5.00%, 08/01/28 (Call 08/01/26)	60	62,084
City of Colorado Springs CO Utilities System Revenue RB, 5.00%, 11/15/28	570	618,950
Colorado Health Facilities Authority, 5.00%, 11/01/28	250	265,642
Denver City & County School District No. 1 GO
5.00%, 12/01/28 (Call 12/01/26) (SAW)	210	218,951
Series B, 4.00%, 12/01/28 (SAW)	420	436,752
E-470 Public Highway Authority RB, 0.00%, 09/01/28 (NPFGC)(a)	680	582,498
Regional Transportation District Sales Tax Revenue RB, 5.00%, 11/01/28	355	385,203
University of Colorado RB
5.00%, 06/01/28	240	257,784
Series A-2, 5.00%, 06/01/30 (Call 06/01/28)	130	139,808
		4,634,419
Connecticut — 2.4%
City of Danbury CT GO, 4.00%, 11/01/28 (Call 11/01/26)	50	51,006
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	150	158,720
State of Connecticut GO
5.00%, 04/15/28	595	637,341
5.00%, 08/01/28	205	220,785
5.00%, 09/15/28	225	242,874
5.00%, 11/15/28	395	427,700
5.00%, 04/15/31 (Call 04/15/28)	100	106,728
Series 2021 A, 4.00%, 01/15/28	125	128,790
Series A, 4.00%, 01/15/28	140	144,245
Series B, 5.00%, 04/15/28	560	599,850
Series C, 5.00%, 06/15/28	290	311,605
Series E, 5.00%, 09/15/28	175	188,902
Series E, 5.00%, 09/15/30 (Call 09/15/28)	325	349,606
Series E, 5.00%, 09/15/31 (Call 09/15/28)	205	220,058
State of Connecticut Special Tax Revenue RB
5.00%, 05/01/28	230	246,590
5.00%, 07/01/28	925	995,006
Series A, 5.00%, 01/01/28	565	601,674
Series A, 5.00%, 09/01/28 (Call 09/01/26)	145	150,392
Series A, 5.00%, 01/01/29 (Call 01/01/28)	375	399,025
Series B, 5.00%, 09/01/28 (Call 09/01/26)	240	248,925
Series B, 5.00%, 10/01/30 (Call 10/01/28)	245	263,725
Series D, 5.00%, 11/01/28	330	357,064
Security	Par (000)	Value
Connecticut (continued)
University of Connecticut RB
5.00%, 04/15/30 (Call 04/15/28)	$165	$176,062
5.00%, 11/01/30 (Call 11/01/28)	150	161,403
		7,388,076
Delaware — 0.9%
County of New Castle DE GO, 5.00%, 10/01/28	215	233,000
Delaware Transportation Authority RB
5.00%, 07/01/28	655	706,994
5.00%, 09/01/28	135	145,385
State of Delaware GO
5.00%, 02/01/28	515	552,150
5.00%, 07/01/28	135	145,992
5.00%, 02/01/31 (Call 02/01/28)	150	161,020
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	14,002
Series A, 5.00%, 01/01/28	575	615,389
Series A, 5.00%, 01/01/29 (Call 01/01/28)	175	187,606
Series A, 5.00%, 02/01/32 (Call 02/01/28)	150	160,782
		2,922,320
District of Columbia — 2.0%
District of Columbia GO
5.00%, 02/01/28	275	294,232
5.00%, 06/01/28	150	161,592
5.00%, 06/01/28 (Call 06/01/26)	220	227,314
5.00%, 06/01/32 (Call 06/01/28)	170	182,674
Series A, 5.00%, 06/01/28	260	280,093
Series A, 5.00%, 10/15/28	370	401,441
Series D, 5.00%, 06/01/28 (Call 12/01/26)	160	166,465
Series D, 5.00%, 06/01/28 (Call 06/01/27)	230	243,051
District of Columbia Income Tax Revenue RB
5.00%, 03/01/28	375	401,925
5.00%, 05/01/28	95	102,182
5.00%, 10/01/28	335	363,191
Series C, 5.00%, 10/01/28	650	704,699
District of Columbia RB, 5.00%, 12/01/28	1,005	1,084,116
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/29 (Call 04/01/28)	195	209,034
Series B, 5.00%, 10/01/28	180	194,605
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	26,330
Series B, 5.00%, 10/01/30 (Call 04/01/28)	65	69,932
Washington Metropolitan Area Transit Authority Dedicated Revenue RB, 5.00%, 07/15/28	825	886,084
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/28 (Call 07/01/27)	130	136,647
		6,135,607
Florida — 2.9%
Central Florida Expressway Authority RB, Series B, 5.00%, 07/01/28 (Call 07/01/26)	225	231,531
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	565	581,506
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	190	195,915
County of Miami-Dade FL RB, 5.00%, 04/01/28	175	186,755
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	100	107,378
Series B, 5.00%, 10/01/28 (Call 10/01/27)	500	526,960
Florida Department of Environmental Protection RB
5.00%, 07/01/28	95	101,882
Series A, 5.00%, 07/01/28	570	611,293
72
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	$165	$177,726
Hillsborough County School Board COP, Series A, 5.00%, 07/01/28 (Call 07/01/26)	310	317,957
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/28	500	539,903
Orange County School Board COP, Series C, 5.00%, 08/01/28	110	118,370
Palm Beach County School District COP
5.00%, 08/01/28	150	161,042
Series B, 5.00%, 08/01/28	200	214,723
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	64,243
State of Florida Department of Transportation RB
5.00%, 07/01/28	295	318,525
5.00%, 07/01/31 (Call 07/01/28)	100	107,196
5.00%, 07/01/32 (Call 07/01/28)	330	356,656
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/28	655	705,900
Series A, 5.00%, 07/01/28	140	150,880
State of Florida GO
5.00%, 06/01/28	100	107,724
5.00%, 06/01/28 (Call 06/01/26)	150	155,048
5.00%, 07/01/28	880	948,743
5.00%, 07/01/29 (Call 07/01/28)	100	108,027
5.00%, 07/01/31 (Call 07/01/28)	75	81,102
Series A, 4.00%, 07/01/32 (Call 07/01/28)	440	457,417
Series B, 5.00%, 06/01/28 (Call 06/01/27)	160	168,688
Series C, 5.00%, 06/01/30 (Call 06/01/28)	220	237,109
State of Florida Lottery Revenue RB
5.00%, 07/01/28	175	188,528
Series A, 5.00%, 07/01/28	330	355,511
State of Florida RB, 5.00%, 06/01/28	550	592,480
		9,176,718
Georgia — 2.1%
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/28	200	215,632
Series A, 5.00%, 07/01/28	80	86,253
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	100	106,370
Series C, 5.00%, 11/01/28 (Call 11/01/27)	150	159,555
City of Atlanta Water & Wastewater Revenue RB, 5.75%, 11/01/28 (AGM)	140	155,989
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	265	284,322
Georgia Ports Authority RB, 5.00%, 07/01/28	925	996,586
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/28	265	284,962
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/28	190	205,575
Metropolitan Atlanta Rapid Transit Authority RB
5.00%, 07/01/28	600	648,143
5.00%, 07/01/28 (Call 07/01/26)	100	103,544
State of Georgia GO
4.00%, 01/01/28	175	181,075
4.00%, 07/01/28	295	307,178
5.00%, 02/01/28 (Call 02/01/27)	470	494,195
5.00%, 07/01/28	450	486,088
5.00%, 07/01/28 (Call 01/01/27)	95	99,854
5.00%, 07/01/29 (Call 07/01/28)	120	129,833
Security	Par (000)	Value
Georgia (continued)
Series A, 5.00%, 07/01/28	$375	$405,073
Series A, 5.00%, 08/01/28	325	351,628
Series A, 5.00%, 07/01/30 (Call 07/01/28)	275	297,266
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	221,285
Series E, 5.00%, 12/01/28 (Call 12/01/26)	350	365,647
		6,586,053
Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/28	640	688,750
Series A, 4.00%, 07/01/28	330	341,669
City & County of Honolulu HI GO
5.00%, 03/01/28	125	133,746
5.00%, 07/01/28	205	220,782
5.00%, 11/01/28	905	980,805
Series A, 5.00%, 09/01/28	180	194,462
Series A, 5.00%, 09/01/30 (Call 09/01/28)	240	258,908
Series C, 4.00%, 08/01/28	430	445,585
Series D, 5.00%, 09/01/28 (Call 09/01/27)	30	31,657
County of Maui HI GO, 5.00%, 09/01/28	55	59,372
State of Hawaii GO
5.00%, 10/01/28 (Call 10/01/26)	150	155,454
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	175	181,364
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	265	282,620
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	470	500,762
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	285	303,561
State of Hawaii State Highway Fund RB, 5.00%, 01/01/28 (Call 07/01/26)	155	159,532
		4,939,029
Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 08/15/28	200	215,704
Illinois — 3.3%
Chicago Midway International Airport RB, 5.00%, 01/01/28 (BAM)	230	244,592
Chicago O'Hare International Airport RB
5.25%, 01/01/28 (Call 01/01/27)	40	41,887
Series C, 5.00%, 01/01/28 (Call 01/01/26)	230	235,176
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	140	147,024
Illinois Finance Authority RB
5.00%, 01/01/28 (Call 01/01/26)	920	945,139
5.00%, 07/01/28	625	673,596
5.00%, 07/01/28 (Call 01/01/26)	80	82,147
5.00%, 12/01/28	105	113,313
Illinois State Toll Highway Authority RB
5.00%, 01/01/28	1,210	1,288,927
5.00%, 01/01/28 (Call 01/01/26)	460	471,125
Series B, 5.00%, 01/01/28	240	255,655
Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00%, 12/01/28 (Call 12/01/26)	150	155,381
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	460	475,532
5.00%, 03/01/28	260	272,929
Series A, 5.00%, 03/01/28	1,085	1,138,952
Series A, 5.00%, 10/01/28	1,265	1,338,464
Series A, 5.00%, 05/01/29 (Call 05/01/28)	310	326,739
Series A, 5.00%, 10/01/30 (Call 10/01/28)	200	212,058
Series B, 5.00%, 03/01/28	425	446,133
Schedule of Investments
73

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Series D, 5.00%, 11/01/28 (Call 11/01/27)	$670	$699,179
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/28	650	690,915
		10,254,863
Indiana — 1.6%
City of Indianapolis Department of Public Utilities Water System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	570	613,333
Series A, 5.00%, 10/01/28	240	259,283
Indiana Finance Authority RB
5.00%, 02/01/28	700	749,763
5.00%, 02/01/28 (Call 02/01/26)	280	287,617
5.00%, 06/01/28	580	624,164
5.00%, 10/01/28 (Call 10/01/26)	105	108,895
Series C, 5.00%, 02/01/28	345	369,526
Series C, 5.00%, 06/01/28 (Call 12/01/26)	425	441,098
Series C, 5.00%, 02/01/29 (Call 02/01/28)	335	358,742
Series R, 5.00%, 02/01/28	650	696,209
Indiana University RB, 5.00%, 08/01/28	110	118,512
Purdue University RB
5.00%, 07/01/28	320	344,623
5.00%, 07/01/28 (Call 07/01/26)	55	56,938
		5,028,703
Iowa — 0.7%
City of Des Moines IA GO, 5.00%, 06/01/28	860	923,774
Iowa Finance Authority RB
5.00%, 08/01/28	565	611,418
5.00%, 08/01/28 (Call 08/01/27)	100	105,872
5.00%, 08/01/30 (Call 08/01/28)	125	134,221
Series A, 5.00%, 08/01/31 (Call 08/01/28)	125	134,024
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	145	149,495
		2,058,804
Kansas — 0.2%
Kansas Turnpike Authority RB, 5.00%, 09/01/28	235	253,687
Sedgwick County Unified School District No. 266 Maize GO, Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	51,163
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	440	465,299
		770,149
Louisiana — 0.7%
State of Louisiana GO
5.00%, 03/01/28	295	316,088
5.00%, 09/01/28 (Call 09/01/26)	540	559,705
Series B, 5.00%, 08/01/28 (Call 08/01/26)	130	134,746
Series B, 5.00%, 10/01/28 (Call 10/01/27)	425	450,207
State of Louisiana RB
5.00%, 09/01/28	95	102,554
Series A, 5.00%, 09/01/29 (Call 09/01/28)	495	531,354
		2,094,654
Maine — 0.8%
City of Portland ME GO, 5.00%, 04/01/28	190	204,438
Maine Governmental Facilities Authority RB, 5.00%, 10/01/28	150	161,400
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	82,990
Series A, 5.00%, 11/01/28	190	205,574
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	79,787
Maine Turnpike Authority RB, 5.00%, 07/01/28	205	220,607
Security	Par (000)	Value
Maine (continued)
State of Maine GO
5.00%, 06/01/28	$425	$457,505
Series B, 5.00%, 06/01/28	850	915,009
Series D, 5.00%, 06/01/28	150	161,472
		2,488,782
Maryland — 4.1%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	110	119,307
County of Anne Arundel MD GOL
5.00%, 10/01/28	375	406,744
5.00%, 10/01/28 (Call 10/01/27)	190	202,173
County of Baltimore MD GO
5.00%, 03/01/28	215	230,530
5.00%, 03/01/29 (Call 03/01/28)	755	810,573
County of Frederick MD GO
5.00%, 08/01/28	125	135,146
5.00%, 10/01/28	150	162,698
County of Howard MD GO
5.00%, 02/15/28	55	58,919
5.00%, 08/15/29 (Call 08/15/28)	195	211,147
Series A, 5.00%, 08/15/28	300	324,593
Series B, 5.00%, 02/15/28 (Call 02/15/27)	220	231,220
Series D, 5.00%, 02/15/28	245	262,456
County of Montgomery MD GO
4.00%, 08/01/28	590	614,982
5.00%, 11/01/28	225	244,444
Series A, 5.00%, 11/01/28	305	331,357
Series A, 5.00%, 11/01/29 (Call 11/01/28)	130	141,318
Series B, 4.00%, 11/01/28	150	156,815
County of Prince George's MD GOL
5.00%, 07/15/30 (Call 07/15/28)	155	167,543
Series A, 4.00%, 07/15/32 (Call 07/15/28)	280	288,152
Series A, 5.00%, 07/15/31 (Call 07/15/28)	365	393,818
Series B, 5.00%, 09/15/28	295	319,698
Maryland Stadium Authority RB, 5.00%, 05/01/47 (PR 05/01/28)	100	107,068
Maryland State Transportation Authority RB, 5.00%, 07/01/28	135	145,277
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	95	97,973
5.00%, 09/01/28 (Call 09/01/27)	160	169,869
5.00%, 10/01/28	340	367,588
5.00%, 10/01/28 (Call 10/01/26)	200	208,001
5.00%, 10/01/28 (Call 10/01/27)	30	31,900
5.00%, 12/01/28	560	607,319
State of Maryland GO
5.00%, 03/01/28	250	268,058
5.00%, 03/15/28	40	42,925
5.00%, 08/01/28	480	518,959
First Series, 5.00%, 03/15/28	1,105	1,185,801
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	275	297,558
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	280	302,885
Second Series A, 5.00%, 08/01/28	125	135,146
Series A, 5.00%, 03/15/28 (Call 03/15/27)	110	115,865
Series A, 5.00%, 08/01/28	1,050	1,135,222
Series A, 5.00%, 03/15/29 (Call 03/15/28)	340	365,432
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28	205	220,937
5.00%, 06/01/28 (GTD)	280	301,767
5.00%, 12/01/28 (GTD)	115	125,136
74
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
5.00%, 06/01/30 (Call 06/01/28) (GTD)	$295	$318,218
		12,882,537
Massachusetts — 2.1%
Commonwealth of Massachusetts GOL
5.00%, 02/01/28	255	272,823
5.00%, 03/01/28	215	230,429
5.00%, 07/01/28	100	107,893
5.00%, 09/01/28	145	156,943
5.00%, 11/01/28	405	439,775
Series B, 5.00%, 07/01/28	775	836,172
Series B, 5.00%, 01/01/30 (Call 01/01/28)	440	470,213
Series B, 5.25%, 08/01/28	440	479,841
Series C, 5.00%, 05/01/28	540	580,800
Commonwealth of MassachusettsGOL, 5.00%, 09/01/29 (Call 09/01/28)	95	102,780
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/28	105	113,630
5.50%, 07/01/28 (NPFGC)	150	165,499
Series A, 5.25%, 07/01/28	1,310	1,432,585
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	45	47,696
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	215	187,840
Massachusetts Development Finance Agency RB, Series A, 5.00%, 07/15/28 (Call 07/15/26)	170	176,228
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 07/01/28	100	109,816
Massachusetts State College Building Authority RB, 5.00%, 05/01/29 (Call 05/01/28) (ST INTERCEPT)	155	166,217
Massachusetts Water Resources Authority RB
5.00%, 08/01/28 (Call 08/01/26)	150	156,219
5.00%, 08/01/28 (PR 08/01/26)	20	20,747
Series B, 5.25%, 08/01/28 (AGM)	135	148,015
University of Massachusetts Building Authority RB, Series 2019-1, 5.00%, 05/01/28	160	172,472
		6,574,633
Michigan — 1.5%
Great Lakes Water Authority Sewage Disposal System Revenue RB, Series B, 5.00%, 07/01/28	170	182,873
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	36,264
Michigan Finance Authority RB
5.00%, 10/01/28	130	140,548
5.00%, 10/01/30 (Call 10/01/28)	470	509,127
5.00%, 10/01/31 (Call 10/01/28)	125	135,245
Series B, 5.00%, 10/01/28 (Call 10/01/26)	520	539,637
Michigan State Building Authority RB, Series I, 5.00%, 04/15/28	460	493,070
Michigan State University RB, Series B, 5.00%, 02/15/28	440	470,513
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/28	325	352,033
Series B, 5.00%, 11/15/28	1,240	1,343,144
University of Michigan, 5.00%, 04/01/28	70	75,105
University of Michigan RB
5.00%, 04/01/28 (Call 04/01/26)	180	185,155
5.00%, 04/01/32 (Call 04/01/28)	100	107,217
		4,569,931
Security	Par (000)	Value
Minnesota — 1.7%
County of Hennepin MN GO
5.00%, 12/01/28	$340	$369,209
5.00%, 12/01/28 (Call 12/01/26)	365	380,206
Metropolitan Council GO
4.00%, 03/01/28 (Call 03/01/26)	45	45,617
5.00%, 03/01/28	385	413,098
5.00%, 03/01/28 (Call 03/01/27)	125	131,670
5.00%, 12/01/28	100	108,904
Series C, 4.00%, 03/01/28 (Call 03/01/27)	320	327,452
Series C, 5.00%, 12/01/28	570	620,750
Minneapolis-St Paul Metropolitan Airports Commission RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	150	156,829
Minnesota Public Facilities Authority State Revolving Fund RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	160	164,712
State of Minnesota GO
5.00%, 08/01/28	485	524,768
5.00%, 09/01/28	835	904,928
Series A, 5.00%, 10/01/28 (Call 10/01/27)	175	186,597
Series A, 5.00%, 08/01/29 (Call 08/01/28)	670	726,353
Series B, 5.00%, 10/01/28 (Call 10/01/27)	130	138,615
		5,199,708
Mississippi — 0.3%
State of Mississippi GO
5.00%, 12/01/28 (Call 12/01/26)	185	192,897
Series A, 5.00%, 10/01/28 (Call 10/01/27)	560	593,793
		786,690
Missouri — 0.4%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 5.00%, 01/01/29 (Call 01/01/28)	170	181,745
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/28	205	220,270
Missouri State Board of Public Buildings RB, Series B, 4.00%, 10/01/28	810	839,828
		1,241,843
Montana — 0.0%
State of Montana GO, 5.00%, 08/01/28	110	118,528
Nebraska — 0.9%
Nebraska Public Power District RB
5.00%, 01/01/28	150	159,632
5.00%, 07/01/28 (Call 01/01/28)	300	319,474
Omaha Public Power District RB
4.00%, 02/01/28	175	180,653
5.00%, 02/01/28	895	956,658
5.00%, 02/01/29 (Call 02/01/28)	235	251,525
Series A, 5.00%, 02/01/28 (Call 02/01/26)	475	486,377
University of Nebraska Facilities Corp. (The) RB
5.00%, 07/15/28	200	215,300
5.00%, 07/15/29 (Call 07/15/28)	100	106,997
5.00%, 07/15/30 (Call 07/15/28)	150	160,648
		2,837,264
Nevada — 1.9%
Clark County School District GOL
5.00%, 06/15/28	270	289,250
5.00%, 06/15/28 (AGM)	220	235,686
Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	152,820
County of Clark Department of Aviation RB
5.00%, 07/01/28	700	751,873
Series B, 5.00%, 07/01/28	365	392,048
Schedule of Investments
75

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada (continued)
County of Clark NV GOL
5.00%, 12/01/28	$565	$611,510
5.00%, 06/01/29 (Call 06/01/28)	245	261,629
5.00%, 12/01/30 (Call 12/01/28)	270	290,369
5.00%, 12/01/31 (Call 12/01/28)	175	188,145
County of Clark NV RB, Series B, 5.00%, 07/01/28	430	461,014
County of Washoe Nevada Gas Tax Revenue RB, 5.00%, 02/01/28	220	233,611
Las Vegas Valley Water District GOL, 5.00%, 06/01/28	340	365,476
Nevada System of Higher Education RB, 5.00%, 07/01/28	205	219,861
State of Nevada GOL
4.00%, 04/01/31 (Call 04/01/28)	105	107,811
5.00%, 05/01/28	235	252,591
Series A, 5.00%, 04/01/28	60	64,378
Series A, 5.00%, 05/01/28	410	440,692
State of Nevada Highway Improvement Revenue, 5.00%, 12/01/29 (Call 06/01/28)	200	214,701
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	170	175,652
5.00%, 12/01/28 (Call 06/01/28)	180	193,169
5.00%, 12/01/30 (Call 06/01/28)	160	171,597
		6,073,883
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank RB, Series B, 5.00%, 08/15/28	595	642,244
State of New Hampshire GO
5.00%, 12/01/28	245	267,016
Series A, 5.00%, 12/01/31 (Call 12/01/28)	100	109,028
		1,018,288
New Jersey — 2.5%
County of Monmouth NJ GO, 5.00%, 07/15/28 (Call 07/15/27)	100	106,354
New Jersey Economic Development Authority RB
5.00%, 03/01/28	440	464,993
5.00%, 06/15/28	1,060	1,124,984
5.00%, 11/01/28	110	117,485
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/28	980	1,041,066
Series A, 5.00%, 06/15/28 (Call 06/15/26)	680	697,808
New Jersey Turnpike Authority, 5.25%, 01/01/28 (AGM)	185	199,189
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/28	180	191,548
Series B, 5.00%, 01/01/31 (Call 01/01/28)	195	207,353
Series B, 5.00%, 01/01/32 (Call 01/01/28)	390	414,579
Series E, 5.00%, 01/01/29 (Call 01/01/28)	620	659,698
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	142,135
Series A, 5.00%, 06/01/28	2,275	2,437,384
		7,804,576
New Mexico — 1.1%
New Mexico Finance Authority RB
5.00%, 06/15/28	430	461,864
Series A, 5.00%, 06/15/28	765	821,687
Series D, 5.00%, 06/01/29 (Call 06/01/28)	70	75,225
State of New Mexico GO
5.00%, 03/01/28	515	551,612
5.50%, 03/01/28	275	299,487
Security	Par (000)	Value
New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/28	$1,220	$1,312,930
		3,522,805
New York — 11.0%
City of New York GO
5.00%, 04/01/28	350	373,404
5.00%, 08/01/28	850	912,295
5.00%, 10/01/28	280	301,412
Series A, 5.00%, 08/01/28 (Call 08/01/27)	325	342,757
Series C, 5.00%, 08/01/28 (Call 02/01/27)	820	856,436
Series C, 5.00%, 08/01/29 (Call 02/01/28)	310	329,855
Series C-1, 5.00%, 08/01/28	185	198,558
City of New York NY GO
5.00%, 08/01/28	985	1,057,189
5.00%, 08/01/28 (Call 02/01/28)	500	533,651
5.00%, 08/01/30 (Call 02/01/28)	280	297,759
5.00%, 08/01/31 (Call 02/01/28)	100	106,276
Series A, 5.00%, 08/01/29 (Call 02/01/28)	145	154,287
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	220	234,091
Series B-1, 5.00%, 10/01/28	335	360,618
Series C, 5.00%, 08/01/31 (Call 02/01/28)	250	265,690
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	215,393
Series E, 5.00%, 08/01/28	420	450,781
Hudson Yards Infrastructure Corp. RB, 5.00%, 02/15/28	120	128,951
Long Island Power Authority RB
5.00%, 09/01/28	170	183,949
5.00%, 09/01/29 (Call 09/01/28)	175	189,424
Series A, 0.00%, 12/01/28 (AGM)(a)	170	142,119
Metropolitan Transportation Authority RB
5.00%, 11/15/28	1,915	2,060,350
Series B, 5.00%, 11/15/28	435	468,017
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	920	982,453
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	445	471,164
New York City Municipal Water Finance Authority RB
5.00%, 06/15/28	430	464,119
5.00%, 06/15/28 (Call 12/15/26)	440	458,885
5.00%, 06/15/28 (Call 06/15/27)	210	221,578
Series CC-1, 5.00%, 06/15/28	135	145,712
Series EE, 5.00%, 06/15/28	365	393,962
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/28 (SAW)	110	118,737
5.00%, 07/15/30 (Call 07/15/28) (SAW)	560	598,861
5.00%, 07/15/31 (Call 07/15/28) (SAW)	215	229,658
Series S, 5.00%, 07/15/30 (Call 07/15/28) (SAW)	215	229,920
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	355	379,203
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	195	208,120
Series S-4A, 5.00%, 07/15/28 (SAW)	80	86,354
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	200	213,635
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/28	270	289,585
5.00%, 11/01/28	1,980	2,143,294
5.00%, 11/01/28 (Call 11/01/27)	300	318,807
5.00%, 08/01/29 (Call 08/01/28)	105	111,840
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	53,172
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	100	105,722
Series C-1, 5.00%, 11/01/28	245	265,206
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	285	302,123
76
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority RB
5.00%, 03/15/28	$480	$513,286
5.00%, 07/01/28	390	421,143
5.00%, 03/15/29 (Call 09/15/28)	245	263,607
5.00%, 03/15/30 (Call 03/15/28)	200	213,050
5.00%, 03/15/31 (Call 09/15/28)	130	140,049
Series A, 5.00%, 02/15/28 (PR 02/15/27)	415	436,042
Series A, 5.00%, 03/15/28	325	347,538
Series A, 5.00%, 03/15/28 (Call 09/15/26)	65	67,451
Series A, 5.00%, 03/15/29 (Call 03/15/28)	325	346,168
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	181,314
Series A, 5.00%, 03/15/31 (Call 03/15/28)	445	473,684
Series A, 5.00%, 03/15/32 (Call 03/15/28)	210	223,354
Series A, 5.00%, 03/15/32 (Call 09/15/28)	490	527,189
Series B, 5.00%, 02/15/28 (PR 08/15/27)	340	361,758
Series C, 5.00%, 03/15/29 (Call 03/15/28)	250	266,530
Series C, 5.00%, 03/15/31 (Call 03/15/28)	210	223,763
Series C, 5.00%, 03/15/32 (Call 03/15/28)	285	303,417
Series D, 5.00%, 02/15/28	805	859,380
Series E, 5.00%, 03/15/30 (Call 09/15/28)	795	853,130
New York State Environmental Facilities Corp RB, 5.00%, 06/15/28	85	91,779
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28	300	323,926
5.00%, 06/15/28 (Call 06/15/26)	180	185,490
5.00%, 06/15/28 (Call 06/15/27)	305	323,588
5.00%, 06/15/29 (Call 06/15/28)	125	134,485
Series B, 5.00%, 06/15/28	345	372,514
Series B, 5.00%, 06/15/32 (Call 06/15/28)	120	128,839
New York State Thruway Authority RB
5.00%, 01/01/28	380	405,759
5.00%, 03/15/28	215	230,396
Series L, 5.00%, 01/01/30 (Call 01/01/28)	265	283,316
Series L, 5.00%, 01/01/31 (Call 01/01/28)	110	117,590
New York State Urban Development Corp. RB
5.00%, 03/15/28	105	112,400
Series A, 5.00%, 03/15/28 (PR 03/15/26)	385	397,295
Series A, 5.00%, 03/15/28 (PR 03/15/27)	200	210,625
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	105	110,630
Port Authority of New York & New Jersey RB
4.00%, 12/01/28	500	522,566
5.00%, 09/01/29 (Call 09/01/28)	160	173,165
Series 205TH, 5.00%, 11/15/28 (Call 11/15/27)	175	185,920
Series 209TH, 5.00%, 07/15/30 (Call 07/15/28)	260	280,057
State of New York GO, 5.00%, 03/15/28	200	215,535
Triborough Bridge & Tunnel Authority RB
5.00%, 05/15/28	870	936,508
5.00%, 11/15/28	775	840,887
5.00%, 11/15/28 (Call 05/15/26)	75	77,315
5.00%, 11/15/28 (Call 08/15/28)	625	672,854
Series B, 0.00%, 11/15/28(a)	210	175,921
Series B, 5.00%, 11/15/28	450	488,257
Series C-1, 5.00%, 11/15/28	305	330,930
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	215	222,627
		34,528,399
North Carolina — 2.3%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	380	409,837
City of Charlotte NC Storm Water Revenue RB, 5.00%, 12/01/28	330	359,374
Security	Par (000)	Value
North Carolina (continued)
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/28	$395	$426,694
City of Greensboro NC GO, 5.00%, 10/01/28	325	352,925
County of Guilford NC GO
5.00%, 02/01/28 (Call 02/01/26)	5	5,149
Series B, 5.00%, 05/01/28 (Call 05/01/27)	120	126,658
County of Mecklenburg NC GO
5.00%, 03/01/28	255	273,701
Series A, 5.00%, 04/01/28 (Call 04/01/27)	110	115,906
County of Wake NC GO
5.00%, 02/01/28	115	123,173
5.00%, 03/01/28	470	503,765
5.00%, 04/01/28	175	188,104
Series A, 5.00%, 04/01/28	15	16,123
Series A, 5.00%, 03/01/31 (Call 03/01/28)	135	145,122
County of Wake NC RB
5.00%, 04/01/28	185	198,640
Series A, 5.00%, 12/01/28 (Call 12/01/26)	145	151,413
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/28	160	171,196
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	125	135,036
State of North Carolina GO
5.00%, 06/01/28	1,100	1,185,446
Series A, 5.00%, 06/01/28	275	296,361
Series A, 5.00%, 06/01/29 (Call 06/01/28)	250	270,168
Series B, 5.00%, 06/01/28	205	221,088
State of North Carolina RB
5.00%, 03/01/28	510	544,922
5.00%, 05/01/28	560	602,358
Series B, 5.00%, 05/01/28 (Call 05/01/27)	525	553,822
		7,376,981
North Dakota — 0.0%
North Dakota Building Authority RB, 5.00%, 12/01/28	120	129,867
Ohio — 2.8%
American Municipal Power Inc. RB, Series A, 5.00%, 02/15/28 (Call 02/15/26)	230	235,233
City of Columbus OH GO
5.00%, 04/01/28	335	359,444
5.00%, 04/01/28 (Call 10/01/27)	280	296,946
5.00%, 04/01/29 (Call 10/01/28)	215	232,300
Series 3, 5.00%, 02/15/28 (Call 02/15/27)	105	110,173
Series A, 5.00%, 04/01/31 (Call 10/01/28)	495	535,932
County of Franklin OH Sales Tax Revenue RB, 4.00%, 06/01/31 (Call 06/01/28)	145	150,023
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/31 (Call 02/15/28)	230	244,767
Series A, 5.00%, 02/15/28 (Call 02/15/27)	455	476,723
Ohio Water Development Authority RB
5.00%, 06/01/28	165	177,626
5.00%, 06/01/28 (Call 03/01/28)	750	802,602
5.00%, 12/01/28	175	190,186
5.00%, 12/01/28 (Call 12/01/26)	170	176,826
Series A, 5.00%, 06/01/28	820	882,749
Series A, 5.00%, 12/01/28	560	608,595
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/28	210	226,070
State of Ohio GO
5.00%, 03/01/28	345	369,126
5.00%, 03/15/28	95	101,726
Schedule of Investments
77

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
5.00%, 05/01/28	$575	$617,346
5.00%, 09/01/28	325	351,097
Series B, 5.00%, 09/01/28	280	302,483
Series B, 5.00%, 09/15/28	425	459,467
Series C, 5.00%, 08/01/28	180	194,150
Series S, 5.00%, 05/01/28 (Call 05/01/26)	400	412,689
Series V, 5.00%, 05/01/32 (Call 05/01/28)	125	134,342
State of Ohio RB
Series A, 5.00%, 04/01/28	115	123,255
Series C, 5.00%, 12/01/28 (Call 12/01/26)	165	171,493
		8,943,369
Oklahoma — 0.2%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/28 (Call 12/01/26)	145	150,311
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	26,854
Oklahoma Department of Transportation RB, Series A, 5.00%, 09/01/28	195	210,095
Oklahoma Turnpike Authority RB, 5.00%, 01/01/28	155	164,787
Oklahoma Water Resources Board RB, 5.00%, 04/01/28 (OK CERF)	180	192,588
		744,635
Oregon — 1.3%
City of Portland OR GOL
5.00%, 06/01/28	100	107,533
Series B, 5.00%, 06/15/29 (Call 06/15/28)	170	182,882
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/28	100	106,922
Series A, 5.00%, 05/01/28 (Call 05/01/26)	310	319,410
County of Clackamas OR GOL, 5.00%, 06/01/28	100	107,445
County of Multnomah OR GO, Series A, 5.00%, 06/15/28	355	382,416
Multnomah County School District No. 1 Portland/Oregon GO, 5.00%, 06/15/28 (GTD)	225	242,376
Oregon Health & Science University RB, Series A, 5.00%, 07/01/28	135	143,646
Oregon State Bond Bank RB, 5.00%, 01/01/28 (Call 01/01/26)	90	92,271
Portland Community College District GO
5.00%, 06/15/28	265	284,933
5.00%, 06/15/28 (Call 06/15/26)	165	170,631
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	77,698
State of Oregon Department of Transportation RB, 5.00%, 11/15/28 (Call 05/15/27)	125	131,532
State of Oregon GO
4.00%, 08/01/28 (Call 08/01/27)	120	123,198
5.00%, 05/01/28	395	423,767
5.00%, 06/01/28	95	102,073
5.00%, 08/01/28	160	172,439
Series A, 5.00%, 05/01/28	85	91,190
Series D, 5.00%, 06/01/28	450	483,502
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	180	185,640
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 09/01/28 (Call 09/01/27)	260	274,441
		4,205,945
Pennsylvania — 2.5%
Allegheny County Sanitary Authority RB, 5.00%, 06/01/28	135	145,164
Security	Par (000)	Value
Pennsylvania (continued)
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	$120	$126,701
Commonwealth of Pennsylvania GO
5.00%, 01/15/28 (Call 01/15/27)	510	532,304
5.00%, 05/01/28	420	450,277
5.00%, 07/15/28	665	715,597
5.00%, 10/01/28	100	108,028
First Series, 5.00%, 01/01/28 (Call 01/01/27)	1,765	1,840,459
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	530	547,402
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	215	220,333
County of Chester PA GO, Series A, 4.00%, 07/15/28 (Call 07/15/26)	105	106,929
Lower Merion School District GOL
4.00%, 11/15/30 (Call 11/15/28) (SAW)	80	83,472
4.00%, 11/15/31 (Call 11/15/28) (SAW)	745	776,829
Pennsylvania State University (The) RB
5.00%, 09/01/28	110	118,833
5.00%, 09/01/28 (Call 09/01/26)	315	326,493
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue RB, 5.00%, 12/01/28	185	200,467
Pennsylvania Turnpike Commission RB
5.00%, 12/01/28	335	363,009
5.00%, 12/01/28 (Call 12/01/27)	200	210,749
Second Series, 5.00%, 12/01/28 (Call 12/01/27)	150	158,062
Pennsylvania Turnpike Commission Registration Fee Revenue RB, Series A, 5.25%, 07/15/28 (AGM)	430	466,749
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	160	169,191
West Chester Area School District/PA GO, 5.00%, 05/15/28	200	215,989
		7,883,037
Rhode Island — 0.8%
Rhode Island Commerce Corp. RB
5.00%, 05/15/28	415	441,982
5.00%, 06/15/28 (Call 06/15/26)	400	413,569
Rhode Island Health and Educational Building Corp. RB, 5.00%, 09/01/28	335	363,035
State of Rhode Island GO
5.00%, 01/15/28	580	618,734
5.00%, 05/01/28	135	144,890
Series B, 5.00%, 08/01/28 (Call 08/01/27)	625	662,366
		2,644,576
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/28	245	265,168
County of Beaufort SC GO, Series A, 5.00%, 02/01/28 (Call 02/01/27) (SAW)	120	125,857
County of Charleston SC GO
5.00%, 11/01/28	245	266,382
Series B, 5.00%, 11/01/28	290	315,310
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/28	1,380	1,487,892
Series A, 5.00%, 10/01/29 (Call 10/01/28)	220	236,981
State of South Carolina GO, Series A, 5.00%, 04/01/28 (Call 10/01/27) (SAW)	125	133,009
		2,830,599
Tennessee — 2.0%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/28 (Call 02/01/26)	100	102,807
City of Knoxville TN GO, 5.00%, 05/01/28	85	91,562
78
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/28	$500	$541,238
County of Blount TN GO, 5.00%, 06/01/28 (Call 06/01/26)	175	181,133
County of Hamilton TN GO
5.00%, 03/01/28	115	123,434
5.00%, 04/01/29 (Call 04/01/28)	165	177,493
Series A, 5.00%, 04/01/28	410	440,858
County of Montgomery TN GO, 5.00%, 04/01/28	70	75,134
County of Putnam TN GO, 5.00%, 04/01/28	150	160,888
County of Rutherford TN GO, 5.00%, 04/01/28	100	107,450
County of Shelby TN GO, 5.00%, 04/01/28	355	380,631
County of Williamson TN GO
5.00%, 04/01/28	240	258,063
5.00%, 05/01/28	375	403,951
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	160	168,523
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	125	126,729
4.00%, 07/01/28	255	263,916
4.00%, 07/01/28 (Call 07/01/27)	40	40,860
5.00%, 01/01/28 (Call 07/01/26)	270	279,552
5.00%, 07/01/30 (Call 07/01/28)	230	248,070
5.00%, 07/01/32 (Call 07/01/28)	230	247,475
State of Tennessee GO
5.00%, 09/01/28 (Call 09/01/27)	85	90,409
5.00%, 11/01/28	705	766,806
Series A, 5.00%, 02/01/29 (Call 02/01/28)	290	311,255
Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	80,384
Tennessee State School Bond Authority RB
5.00%, 11/01/28 (ST HGR ED INTERCEPT PROG)	80	86,558
Series A, 5.00%, 11/01/28 (Call 11/01/27)	145	154,405
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	250	266,215
		6,175,799
Texas — 10.2%
Abilene Independent School District GO, 5.00%, 02/15/28	65	69,414
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	90	94,157
Alvin Independent School District/Texas GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	100	102,776
Arlington Independent School District/Texas GO, 5.00%, 02/15/28	110	117,429
Austin Community College District RB, 5.00%, 02/01/28 (Call 02/01/26)	155	159,301
Austin Independent School District GO
5.00%, 08/01/28 (PSF)	950	1,025,510
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	102,852
5.00%, 08/01/31 (Call 08/01/28) (PSF)	210	224,294
Board of Regents of the University of Texas System RB
5.00%, 08/15/28	575	620,419
5.00%, 08/15/28 (Call 08/15/26)	130	134,539
Series H, 5.00%, 08/15/28 (Call 08/15/26)	145	150,095
City of Austin TX GOL, 5.00%, 09/01/28	675	729,772
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/28 (Call 11/15/26)	415	431,867
5.00%, 11/15/28 (Call 11/15/27)	200	212,426
Security	Par (000)	Value
Texas (continued)
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/28	$385	$416,901
5.00%, 10/01/28 (Call 10/01/27)	175	185,245
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	54,007
City of Fort Worth Texas Water & Sewer System Revenue RB, 4.00%, 02/15/28	385	395,668
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/28	100	107,008
City of Houston Texas GOL, 5.00%, 03/01/28 (Call 03/01/26)	300	308,504
City of Houston TX Airport System Revenue RB, 5.00%, 07/01/28	500	536,041
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	170	143,854
Series B, 5.00%, 11/15/28 (Call 11/15/27)	130	137,274
Series D, 5.00%, 11/15/30 (Call 11/15/28)	145	156,359
City of Houston TX GOL
Series A, 5.00%, 03/01/28	150	159,874
Series A, 5.00%, 03/01/28 (Call 03/01/27)	195	203,509
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	325	346,297
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	105	105,739
5.00%, 02/01/28	160	170,663
5.00%, 02/01/28 (Call 08/01/26)	265	273,755
5.00%, 02/01/28 (Call 02/01/27)	100	104,429
City of San Antonio TX GOL
5.00%, 02/01/28	310	331,452
5.00%, 08/01/28	525	566,924
5.00%, 08/01/28 (Call 08/01/27)	175	184,658
Clear Creek Independent School District GO, 5.00%, 02/15/28	105	112,091
Conroe Independent School District GO
5.00%, 02/15/28	105	112,130
5.00%, 02/15/28 (PSF)	400	427,161
County of Bexar TX GOL, 5.00%, 06/15/28 (Call 06/15/26)	100	103,317
County of Bexar TX RB, 5.00%, 06/15/30 (Call 06/15/28)	100	107,167
County of El Paso TX GOL, 5.00%, 02/15/28 (Call 08/15/27)	120	126,552
County of Fort Bend TX GO, 5.00%, 03/01/28 (Call 03/01/26)	90	92,340
County of Harris Texas Toll Road Revenue RB
5.00%, 08/15/28	265	285,267
Series A, 5.00%, 08/15/32 (Call 02/15/28)	295	313,947
County of Harris TX GOL, 5.00%, 10/01/28	255	274,598
County of Harris TX RB, 5.00%, 08/15/28 (Call 08/15/26)	170	175,346
County of Williamson TX GO, 5.00%, 02/15/28	275	293,866
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/28 (PSF)	1,015	1,082,425
5.00%, 02/15/28 (Call 02/15/26) (PSF)	55	56,672
Dallas Area Rapid Transit RB, 5.00%, 12/01/28	100	108,316
Dallas Fort Worth International Airport RB, 5.00%, 11/01/28	135	145,594
Dallas Independent School District GO
5.00%, 02/15/28 (PSF)	255	272,409
Schedule of Investments
79

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Series A, 5.00%, 02/15/28	$655	$699,718
Denton Independent School District GO, 5.00%, 08/15/28 (PSF)	150	161,541
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	290	297,745
Series C, 5.00%, 08/15/28 (PSF)	95	102,349
Fort Worth Independent School District GO
5.00%, 02/15/28	195	208,169
5.00%, 02/15/28 (PSF)	400	427,014
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	510	549,665
Garland Independent School District GO, 5.00%, 02/15/28 (PSF)	100	106,790
Georgetown Independent School District GO
5.00%, 08/15/28 (Call 08/15/27) (PSF)	100	105,592
Series A, 5.00%, 08/15/29 (Call 08/15/28) (PSF)	105	113,078
Grand Parkway Transportation Corp. RB
5.00%, 10/01/52 (Put 01/01/28)	200	210,113
Series A, 5.00%, 10/01/30 (Call 04/01/28)	130	138,822
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	80	82,722
Houston Independent School District GOL, 5.00%, 07/15/29 (Call 07/15/28)	170	182,115
Irving Independent School District GO, 5.00%, 02/15/28 (Call 02/15/26)	305	313,254
Katy Independent School District GO
5.00%, 02/15/28 (PSF)	155	165,411
5.00%, 02/15/31 (Call 02/15/28) (PSF)	125	133,122
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	385	410,527
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	245	253,433
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	110	116,249
Leander Independent School District GO
5.00%, 08/15/28	450	485,186
5.00%, 08/15/28 (PSF)	215	231,811
5.00%, 08/15/31 (Call 08/15/28) (PSF)	180	194,071
Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	203,216
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	115	118,072
Lower Colorado River Authority RB
5.00%, 05/15/28	500	533,874
5.00%, 05/15/28 (AGM)	500	534,460
North East Independent School District/TX GO, 5.00%, 08/01/30 (Call 08/01/28) (PSF)	75	80,655
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	220	226,603
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/28	485	523,127
North Texas Tollway Authority RB
5.00%, 01/01/28 (Call 01/01/26)	235	240,460
First Series, 0.00%, 01/01/28(a)	465	406,698
Series A, 5.00%, 01/01/28 (Call 01/01/26)	450	460,456
Series B, 5.00%, 01/01/28	170	180,241
Northside Independent School District GO
5.00%, 08/15/28 (PSF)	200	215,973
5.00%, 08/15/28 (Call 08/15/27) (PSF)	170	178,585
5.00%, 08/15/31 (Call 08/15/28) (PSF)	250	268,918
Northwest Independent School District GO, 5.00%, 02/15/28 (PSF)	80	85,462
Security	Par (000)	Value
Texas (continued)
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/28	$805	$866,616
Pflugerville Independent School District GO, Series A, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	100	106,704
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	395	423,087
Round Rock Independent School District GO
5.00%, 08/01/28	525	564,558
5.00%, 08/01/31 (Call 08/01/28) (PSF)	220	235,697
Series A, 5.00%, 08/01/28 (PSF)	575	618,325
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	200	215,554
5.00%, 08/15/32 (Call 08/15/28) (PSF)	505	542,928
San Antonio Water System RB, 5.00%, 05/15/28	220	236,025
Spring Branch Independent School District RB, 5.00%, 02/01/28 (PSF)	205	218,894
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	240	257,527
State of Texas GO
5.00%, 10/01/28	455	490,573
Series A, 5.00%, 08/01/29 (Call 08/01/28)	225	242,426
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	111,604
Texas A&M University RB
4.00%, 05/15/28 (Call 05/15/26)	160	161,841
5.00%, 05/15/28	160	172,033
Series E, 5.00%, 05/15/28 (Call 05/15/27)	175	184,056
Texas State University System RB, Series A, 5.00%, 03/15/28 (Call 03/15/27)	130	136,383
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/28 (Call 10/01/26)	225	232,072
5.25%, 04/01/28	50	54,085
Texas Water Development Board RB
5.00%, 08/01/28	955	1,029,284
5.00%, 08/01/28 (Call 08/01/27)	70	73,598
Series A, 5.00%, 10/15/28 (Call 04/15/28)	325	347,629
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	106,887
Series B, 5.00%, 04/15/28	285	305,489
Series B, 5.00%, 10/15/29 (Call 10/15/28)	115	124,103
Series B, 5.00%, 04/15/31 (Call 10/15/28)	115	123,891
Series B, 5.00%, 10/15/31 (Call 10/15/28)	335	360,794
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/28	105	113,037
5.00%, 08/01/32 (Call 08/01/28)	100	107,485
		31,860,692
Utah — 1.6%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	250	262,121
Central Valley Water Reclamation Facility RB, 5.00%, 03/01/28	90	96,223
City of Provo UT GO
5.00%, 02/01/28	240	256,599
5.00%, 01/01/29 (Call 01/01/28)	150	160,135
5.00%, 02/01/30 (Call 08/01/28)	100	107,586
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/28	220	235,233
Intermountain Power Agency RB, 5.00%, 07/01/28	920	990,079
Salt Lake City Corp. RB, 5.00%, 02/01/28 (Call 02/01/27)	265	277,474
80
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
State of Utah GO
5.00%, 07/01/28	$695	$750,705
5.00%, 07/01/28 (Call 07/01/27)	295	312,253
Series B, 5.00%, 07/01/28	210	226,832
University of Utah (The) RB
5.00%, 08/01/28	600	647,419
Series A, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	200	211,831
Series B-1, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	305	323,042
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	80	83,761
		4,941,293
Virginia — 3.4%
City of Virginia Beach VA GO
5.00%, 09/01/28 (SAW)	120	130,042
5.00%, 04/01/30 (Call 04/01/28)	185	199,387
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	245	264,945
County of Arlington VA GO, 5.00%, 08/15/29 (Call 08/15/28)	125	135,343
County of Chesterfield VA GO, Series A, 5.00%, 01/01/29 (Call 01/01/28) (SAW)	55	58,922
County of Fairfax VA GO
5.00%, 10/01/28 (SAW)	180	195,536
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	250	263,801
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW)	160	171,632
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW)	205	220,477
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/28	85	91,921
County of Henrico VA GO, 5.00%, 08/01/28	250	270,483
County of Loudoun VA GO, 5.00%, 12/01/28 (SAW)	675	735,052
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/28	200	214,502
Fairfax County Water Authority RB, 4.00%, 04/01/28 (Call 04/01/27)	15	15,345
Hampton Roads Transportation Accountability Commission RB
5.00%, 07/01/52 (PR 01/01/28)	1,000	1,069,299
Series A, 5.00%, 07/01/28	185	199,234
Virginia College Building Authority RB
5.00%, 02/01/28	1,075	1,150,579
5.00%, 02/01/28 (Call 02/01/27)	110	115,196
Series A, 5.00%, 09/01/28 (Call 09/01/26) (ST INTERCEPT)	75	77,549
Series A, 5.00%, 09/01/28 (PR 09/01/26) (ST INTERCEPT)	5	5,184
Series B, 5.00%, 02/01/28	135	144,195
Series C, 5.00%, 02/01/28	515	551,207
Series E, 5.00%, 02/01/28	165	176,600
Series E, 5.00%, 02/01/29 (Call 02/01/28)	545	580,710
Series E, 5.00%, 02/01/30 (Call 02/01/28)	375	400,036
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/28 (Call 09/15/26)	410	425,375
5.00%, 05/15/28	690	743,250
5.00%, 03/15/32 (Call 09/15/28)	105	113,319
Series A, 5.00%, 05/15/28 (Call 11/15/27)	100	106,459
Virginia Public Building Authority RB
5.00%, 08/01/28	185	199,696
Series A, 5.00%, 08/01/28	410	442,571
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	45	48,282
5.00%, 08/01/28	125	135,241
Security	Par (000)	Value
Virginia (continued)
5.00%, 08/01/28 (SAW)	$195	$210,976
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW)	215	226,763
Virginia Resources Authority RB
5.00%, 11/01/28	300	325,246
Series A, 5.00%, 11/01/28	145	157,202
Series A, 5.00%, 11/01/30 (Call 11/01/28)	150	163,038
		10,734,595
Washington — 4.3%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	195	208,366
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	235	244,131
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	405	421,549
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	195	200,008
City of Seattle WA GOL, 5.00%, 12/01/28	245	266,041
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/28	100	107,617
Series A, 5.00%, 04/01/28	155	166,014
Series B, 5.00%, 04/01/28 (Call 04/01/26)	290	298,644
Series C, 4.00%, 10/01/28 (Call 10/01/26)	90	91,181
City of Seattle WAGOL, 5.00%, 08/01/28	90	97,116
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	31,233
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	145	156,936
County of King WA GOL
4.00%, 07/01/28 (Call 07/01/27)	80	81,564
5.00%, 01/01/28	230	245,505
5.00%, 07/01/28	265	285,724
County of King WA Sewer Revenue RB
5.00%, 07/01/30 (Call 07/01/28)	185	198,681
Series B, 5.00%, 07/01/28	170	182,949
Series B, 5.00%, 07/01/29 (Call 07/01/28)	465	499,272
County of Snohomish WA GOL, 5.00%, 12/01/28	180	195,201
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	210	227,828
Energy Northwest RB
5.00%, 07/01/28	1,275	1,372,120
5.00%, 07/01/32 (Call 07/01/28)	210	225,513
Series A, 5.00%, 07/01/28	125	134,522
Series A, 5.00%, 07/01/28 (Call 07/01/27)	455	479,360
Series C, 5.00%, 07/01/30 (Call 07/01/28)	130	139,877
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/29 (Call 06/01/28) (GTD)	170	182,901
King County School District No. 405 Bellevue GO
5.00%, 12/01/28	125	135,791
5.00%, 12/01/28 (Call 12/01/26) (GTD)	185	192,707
King County School District No. 414 Lake Washington GO
4.00%, 12/01/28 (GTD)	180	187,179
4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	50,650
5.00%, 12/01/28 (Call 06/01/27)	150	157,698
Port of Seattle WA RB
5.00%, 05/01/28 (Call 05/01/27)	100	104,045
5.00%, 06/01/28	100	106,657
Schedule of Investments
81

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Snohomish County Public Utility District No. 1 Electric System Revenue RB, 5.00%, 12/01/28	$330	$357,165
State of Washington COP, Series B, 5.00%, 07/01/30 (Call 07/01/28)	230	246,265
State of Washington GO
5.00%, 02/01/28	470	501,647
5.00%, 06/01/28	520	558,714
5.00%, 07/01/28	170	182,935
5.00%, 08/01/28	295	317,933
5.00%, 02/01/31 (Call 02/01/28)	190	202,768
5.00%, 06/01/31 (Call 06/01/28)	100	107,273
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26)	210	216,764
Series B, 5.00%, 08/01/28 (Call 08/01/26)	245	253,213
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	65,327
Series C, 5.00%, 02/01/28	980	1,045,988
Series C, 5.00%, 02/01/30 (Call 02/01/28)	355	378,646
Series D, 5.00%, 02/01/31 (Call 02/01/28)	105	112,056
Series R, 4.00%, 07/01/28	565	584,932
Series R, 5.00%, 08/01/28 (Call 08/01/26)	150	155,028
University of Washington RB, Series C, 5.00%, 04/01/28	320	343,460
Washington State University RB, 5.00%, 10/01/28 (Call 04/01/26)	145	148,674
		13,453,368
West Virginia — 0.6%
State of West Virginia GO
5.00%, 06/01/28	265	284,635
5.00%, 12/01/28	310	336,056
5.00%, 12/01/28 (Call 06/01/28)	110	118,176
5.00%, 12/01/29 (Call 06/01/28)	100	107,292
5.00%, 12/01/30 (Call 06/01/28)	125	134,015
Series A, 5.00%, 06/01/28	85	91,298
Series B, 5.00%, 06/01/31 (Call 06/01/28)	385	412,544
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	225	238,072
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	75	80,277
		1,802,365
Wisconsin — 1.4%
City of Madison WI GO, 4.00%, 10/01/28	140	145,498
Security	Par (000)	Value
Wisconsin (continued)
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/28	$75	$77,914
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/28	380	409,214
State of Wisconsin GO
4.00%, 05/01/28 (Call 05/01/26)	235	238,609
4.00%, 05/01/28 (Call 05/01/27)	210	214,584
5.00%, 05/01/28	530	569,032
5.00%, 11/01/28 (Call 05/01/27)	355	373,214
5.00%, 05/01/31 (Call 05/01/28)	130	139,490
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	128,846
Series 2021-2, 5.00%, 05/01/28	250	268,412
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	465	488,993
State of Wisconsin RB, 5.00%, 05/01/28 (PR 05/01/27)	300	315,907
Wisconsin Department of Transportation RB
5.00%, 07/01/28	815	879,033
5.00%, 07/01/28 (Call 07/01/27)	65	68,731
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	220	231,950
		4,549,427
Total Long-Term Investments — 98.9% (Cost: $316,241,942)		310,307,708
	Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 3.45%(b)(c)	1,825,549	1,825,732
Total Short-Term Securities — 0.6% (Cost: $1,825,697)		1,825,732
Total Investments — 99.5% (Cost: $318,067,639)		312,133,440
Other Assets Less Liabilities — 0.5%		1,703,137
Net Assets — 100.0%		$313,836,577

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$5,757,568	$—	$(3,931,871)(a)	$12	$23	$1,825,732	1,825,549	$22,504	$—

(a)	Represents net amount purchased (sold).
82
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$310,307,708	$—	$310,307,708
Short-Term Securities
Money Market Funds	1,825,732	—	—	1,825,732
	$1,825,732	$310,307,708	$—	$312,133,440
See notes to financial statements.
Schedule of Investments
83

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2029 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 0.5%
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/29	$200	$220,767
City of Huntsville AL GOL, 5.00%, 05/01/33 (Call 05/01/29)	125	136,526
University of Alabama (The) RB, 5.00%, 07/01/29	25	27,305
University of Alabama at Birmingham GO, 5.00%, 10/01/30 (Call 10/01/29)	90	98,637
		483,235
Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/29	115	125,948
Arizona — 1.0%
Arizona Board of Regents RB, 5.00%, 07/01/29	140	153,118
Arizona State University RB, 5.00%, 07/01/29	25	27,343
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29	25	27,344
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/29 (Call 07/01/27)	135	142,393
County of Pima AZ Sewer System Revenue COP, 5.00%, 07/01/29	70	76,554
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29	235	255,795
5.00%, 01/01/29 (Call 01/01/28)	120	127,936
Series A, 5.00%, 01/01/29	150	163,273
		973,756
California — 16.5%
Anaheim Union High School District GO, 5.00%, 08/01/29 (Call 08/01/27)	220	234,539
Bay Area Toll Authority RB, 5.00%, 04/01/29	350	387,198
Beverly Hills Unified School District CA GO, 0.00%, 08/01/29(a)	1,055	899,029
California Infrastructure & Economic Development Bank RB, 5.00%, 10/01/29	155	173,461
California State Public Works Board RB
5.00%, 05/01/29	175	191,119
5.00%, 10/01/29 (Call 10/01/27)	115	121,660
5.00%, 11/01/29	100	110,172
5.00%, 11/01/30 (Call 11/01/29)	215	237,005
5.00%, 11/01/31 (Call 11/01/29)	100	110,231
California State University RB
5.00%, 11/01/29	165	183,731
5.00%, 11/01/32 (Call 11/01/29)	30	33,463
Chabot-Las Positas Community College District GO, 3.00%, 08/01/33 (Call 08/01/29)	250	237,216
City of Los Angeles Department of Airports RB
5.00%, 05/15/29	75	83,216
Series A, 5.00%, 05/15/30 (Call 11/15/29)	110	123,167
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/29 (Call 11/01/27)	100	107,315
City of San Jose CA GO, 5.00%, 09/01/29 (Call 03/01/29)	100	110,488
Coast Community College District GO
4.00%, 08/01/29 (Call 02/01/29)	85	88,930
4.00%, 08/01/33 (Call 02/01/29)	135	140,711
Contra Costa Community College District GO, 4.00%, 08/01/29	90	94,960
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/29 (Call 03/01/27)	1,345	1,423,144
Contra Costa Water District RB, 5.00%, 10/01/29	50	55,928
Security	Par (000)	Value
California (continued)
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/33 (Call 06/01/29)	$100	$111,196
Los Angeles Community College District/CA GO, 4.00%, 08/01/29 (Call 08/01/27)	40	41,224
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 06/01/29	95	105,555
5.00%, 07/01/29 (Call 07/01/27)	1,760	1,874,971
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/29	70	77,634
Los Angeles Department of Water & Power RB
5.00%, 07/01/29	50	55,496
5.00%, 07/01/29 (Call 01/01/27)	105	110,570
5.00%, 07/01/29 (Call 07/01/28)	45	48,856
5.00%, 07/01/33 (Call 01/01/29)	150	164,122
5.00%, 07/01/33 (Call 07/01/29)	45	49,659
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/29	330	366,945
5.00%, 07/01/29 (Call 01/01/27)	80	84,328
5.00%, 07/01/29 (Call 07/01/28)	35	37,942
Los Angeles Unified School District/CA GO
4.00%, 07/01/33 (Call 07/01/29)	250	262,315
5.00%, 07/01/29	135	148,268
5.00%, 07/01/30 (Call 07/01/29)	100	109,900
Los Rios Community College District GO, 3.00%, 08/01/32 (Call 08/01/29)	120	114,403
Metropolitan Water District of Southern California RB
5.00%, 07/01/29	60	66,748
5.00%, 10/01/29	30	33,573
5.00%, 10/01/33 (Call 10/01/29)	105	117,128
Series A, 5.00%, 07/01/31 (Call 01/01/29)	25	27,608
Miracosta Community College District GO, 4.00%, 08/01/29	70	73,992
Orange County Water District RB
5.00%, 08/15/29	190	211,975
5.00%, 08/15/29 (Call 02/15/27)	90	95,483
5.00%, 08/15/30 (Call 08/15/29)	50	55,857
Poway Unified School District GO, 0.00%, 08/01/29(a)	100	84,173
Riverside County Transportation Commission Sales Tax Revenue RB, 5.00%, 06/01/29 (Call 06/01/27)	20	21,224
San Diego County Water Authority RB, 5.00%, 05/01/29	205	228,906
San Diego Unified School District/CA GO
0.00%, 07/01/29(a)	200	168,705
5.00%, 07/01/29	65	72,410
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/30 (Call 05/01/29)	50	55,267
San Francisco City & County Airport Comm-San Francisco International Airport RB, 5.00%, 05/01/29	100	110,523
San Jose Evergreen Community College District GO, 4.00%, 09/01/29 (Call 09/01/28)	30	31,399
San Mateo County Community College District GO, 0.00%, 09/01/29(a)	100	83,894
Southern California Public Power Authority RB, 5.00%, 07/01/29	100	111,196
State of California Department of Water Resources RB
5.00%, 12/01/29	140	157,827
5.00%, 12/01/29 (Call 06/01/29)	20	22,333
5.00%, 12/01/31 (Call 06/01/29)	20	22,245
84
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
State of California GO
4.00%, 09/01/29	$400	$419,211
5.00%, 04/01/29	135	147,332
5.00%, 08/01/29 (Call 08/01/27)	140	148,007
5.00%, 09/01/29	900	989,555
5.00%, 10/01/29	600	660,685
5.00%, 11/01/29	435	479,714
5.00%, 11/01/29 (Call 11/01/27)	100	106,178
5.00%, 12/01/29	320	353,406
5.00%, 10/01/30 (Call 10/01/29)	280	308,392
5.00%, 04/01/31 (Call 04/01/29)	135	147,527
5.00%, 10/01/31 (Call 10/01/29)	235	258,830
5.00%, 04/01/32 (Call 04/01/29)	175	191,199
5.00%, 10/01/32 (Call 10/01/29)	300	330,311
University of California RB
4.00%, 05/15/29 (Call 05/15/28)	25	26,097
5.00%, 05/15/29	380	420,523
Series O, 4.00%, 05/15/29 (Call 05/15/28)	40	41,694
William S Hart Union High School District GO, 0.00%, 09/01/29 (AGM)(a)	20	16,700
		15,807,894
Colorado — 1.1%
City & County of Denver Co. GO
5.00%, 08/01/29	200	220,593
Series B, 5.00%, 08/01/29	130	143,386
City & County of Denver Colorado Airport System Revenue RB, 5.00%, 11/15/30 (Call 11/15/29)	155	170,386
Denver City & County School District No. 1 GO
5.00%, 12/01/29 (SAW)	160	177,132
5.50%, 12/01/29 (Call 12/01/27) (SAW)	110	118,773
Regional Transportation District Sales Tax Revenue RB, 5.00%, 11/01/29	75	82,908
University of Colorado RB, 5.00%, 06/01/29 (Call 06/01/28)	100	107,387
		1,020,565
Connecticut — 1.8%
State of Connecticut GO
4.00%, 01/15/29	105	109,235
4.00%, 06/01/29	140	146,224
5.00%, 06/15/29	60	65,664
5.00%, 04/15/31 (Call 04/15/29)	100	108,874
5.00%, 04/15/33 (Call 04/15/29)	165	179,139
Series 2021 A, 4.00%, 01/15/29	130	135,244
Series A, 5.00%, 01/15/29	180	195,496
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/29	200	217,062
5.00%, 05/01/29	180	196,575
5.00%, 07/01/29	155	169,787
5.00%, 10/01/29 (Call 10/01/28)	50	53,915
5.00%, 11/01/29	100	110,170
		1,687,385
Delaware — 2.1%
Delaware Transportation Authority RB
5.00%, 07/01/29	260	286,056
5.00%, 07/01/32 (Call 07/01/29)	40	43,993
State of Delaware GO
5.00%, 01/01/29	145	158,353
5.00%, 02/01/29	1,135	1,241,551
Security	Par (000)	Value
Delaware (continued)
5.00%, 03/01/29	$135	$147,917
5.00%, 02/01/30 (Call 02/01/29)	100	109,474
		1,987,344
District of Columbia — 2.3%
District of Columbia GO
5.00%, 01/01/29	15	16,340
5.00%, 06/01/29	210	230,591
5.00%, 10/15/31 (Call 04/15/29)	310	339,777
Series A, 5.00%, 10/15/29 (Call 04/15/29)	195	213,636
District of Columbia Income Tax Revenue RB
5.00%, 03/01/29	175	191,249
5.00%, 05/01/29	190	208,318
5.00%, 03/01/30 (Call 09/01/29)	55	60,672
5.00%, 10/01/30 (Call 10/01/29)	100	110,487
Series A, 5.00%, 03/01/29	180	196,713
Series C, 5.00%, 10/01/29	200	220,950
Washington Metropolitan Area Transit Authority Dedicated Revenue RB, 5.00%, 07/15/29	280	306,014
Washington Metropolitan Area Transit Authority RB, Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	80	84,131
		2,178,878
Florida — 2.6%
Florida Department of Environmental Protection RB, 5.00%, 07/01/29	75	81,723
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/29	100	109,838
Orlando Utilities Commission RB, 5.00%, 10/01/29 (Call 04/01/29)	145	157,530
Palm Beach County School District COP, Series C, 5.00%, 08/01/29 (Call 08/01/28)	120	128,726
School District of Broward County COP, 5.00%, 07/01/29	110	119,970
State of Florida Department of Transportation RB
5.00%, 07/01/29	145	157,998
5.00%, 07/01/29 (Call 07/01/28)	110	118,777
State of Florida Department of Transportation Turnpike System Revenue RB, 5.00%, 07/01/29	150	164,346
State of Florida GO
3.00%, 06/01/33 (Call 06/01/29)	45	42,474
5.00%, 06/01/29	710	779,242
5.00%, 06/01/29 (Call 06/01/27)	225	237,527
5.00%, 07/01/29	240	263,314
State of Florida Lottery Revenue RB, 5.00%, 07/01/29	90	98,788
		2,460,253
Georgia — 2.1%
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/29	100	109,669
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/29 (Call 11/01/27)	35	37,175
County of Cobb GA Water & Sewerage Revenue RB, 5.00%, 07/01/29	250	275,319
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/29	335	366,705
Henry County School District GO, 4.00%, 08/01/29	155	162,382
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/29	75	82,558
Private Colleges & Universities Authority RB
5.00%, 09/01/29	150	164,761
Series A, 5.00%, 09/01/29	295	324,031
State of Georgia GO
4.00%, 07/01/29	95	99,995
Schedule of Investments
85

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
5.00%, 07/01/29	$90	$99,110
5.00%, 07/01/29 (Call 07/01/28)	90	97,375
5.00%, 07/01/30 (Call 07/01/29)	105	115,820
Series A, 5.00%, 08/01/29	30	33,087
		1,967,987
Hawaii — 0.9%
City & County Honolulu HI Wastewater System Revenue RB, 4.00%, 07/01/29	25	26,096
City & County of Honolulu HI GO
4.00%, 08/01/29	45	47,010
5.00%, 10/01/29	85	93,595
5.00%, 11/01/29	225	248,122
County of Hawaii HI GO, 4.00%, 09/01/29 (Call 03/01/27)	100	102,118
State of Hawaii GO
5.00%, 01/01/29	75	81,629
Series FW, 5.00%, 01/01/33 (Call 01/01/29)	250	270,487
		869,057
Idaho — 0.2%
Idaho Housing & Finance Association RB
5.00%, 07/15/29	100	108,939
5.00%, 07/15/30 (Call 07/15/29)	100	108,381
		217,320
Illinois — 3.1%
Chicago O'Hare International Airport RB
5.00%, 01/01/29	125	134,811
5.00%, 01/01/29 (Call 01/01/27)	115	119,479
5.25%, 01/01/29 (Call 01/01/27)	50	52,341
Illinois Finance Authority RB, 5.00%, 01/01/29	260	282,876
Illinois State Toll Highway Authority RB, 5.00%, 01/01/29	950	1,028,418
State of Illinois GO
5.00%, 02/01/29 (Call 02/01/27)	105	108,611
5.00%, 03/01/29	435	462,817
5.00%, 11/01/29	20	21,461
5.00%, 12/01/29	565	607,046
Series A, 5.00%, 05/01/29 (Call 05/01/28)	25	26,350
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/29	100	107,913
		2,952,123
Indiana — 1.3%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/29 (Call 10/01/28)	115	123,809
Indiana Finance Authority RB
5.00%, 02/01/29	70	76,479
5.00%, 10/01/29	250	274,696
5.00%, 02/01/30 (Call 02/01/29)	100	108,879
5.00%, 02/01/31 (Call 02/01/29)	310	337,325
Indiana University GO
5.00%, 06/01/29	185	201,955
5.00%, 08/01/29	100	109,629
Purdue University RB, 5.00%, 07/01/29	40	43,848
		1,276,620
Iowa — 0.6%
Iowa Finance Authority RB, 5.00%, 08/01/29	550	606,364
Kansas — 0.0%
Kansas Turnpike Authority RB, 5.00%, 09/01/29	30	32,970
Louisiana — 0.4%
State of Louisiana GO
5.00%, 03/01/29	180	196,557
5.00%, 04/01/29	95	103,905
Security	Par (000)	Value
Louisiana (continued)
State of Louisiana RB, 5.00%, 09/01/29	$110	$120,661
		421,123
Maine — 0.7%
Maine Turnpike Authority RB, 5.00%, 07/01/29	185	202,610
State of Maine GO, 5.00%, 06/01/29	405	444,311
		646,921
Maryland — 5.2%
County of Anne Arundel MD GOL
5.00%, 10/01/29	110	121,590
5.00%, 10/01/30 (Call 10/01/29)	65	71,665
County of Baltimore MD GO, 5.00%, 03/01/29	490	535,764
County of Frederick MD GO, 5.00%, 10/01/29	170	187,911
County of Howard MD GO
5.00%, 02/15/29 (Call 02/15/28)	110	117,997
5.00%, 08/15/29	230	253,634
County of Montgomery MD GO
4.00%, 11/01/29	595	629,276
5.00%, 08/01/29	75	82,648
Series A, 5.00%, 11/01/29 (Call 11/01/28)	120	130,448
County of Prince George's MD GOL
4.00%, 07/15/31 (Call 07/15/29)	230	239,127
5.00%, 09/15/29	195	215,369
Maryland State Transportation Authority RB, 5.00%, 07/01/29	40	43,848
State of Maryland Department of Transportation RB
3.00%, 10/01/31 (Call 10/01/29)	145	138,863
4.00%, 10/01/30 (Call 10/01/29)	270	282,861
5.00%, 10/01/29	15	16,516
State of Maryland GO
5.00%, 03/15/29	280	306,384
5.00%, 06/01/29	300	329,588
First Series, 4.00%, 03/15/33 (Call 03/15/29)	125	129,483
First Series, 5.00%, 03/15/31 (Call 03/15/29)	140	153,022
First Series, 5.00%, 03/15/32 (Call 03/15/29)	155	169,385
Series A, 5.00%, 03/15/29 (Call 03/15/27)	80	84,388
Series A, 5.00%, 03/15/29 (Call 03/15/28)	245	263,326
Series A, 5.00%, 08/01/30 (Call 08/01/29)	155	170,590
University System of Maryland RB, 5.00%, 04/01/29	190	207,785
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/29 (GTD)	75	82,397
		4,963,865
Massachusetts — 1.9%
Commonwealth of Massachusetts GO, 5.00%, 07/01/29	155	170,369
Commonwealth of Massachusetts GOL
5.00%, 05/01/29	230	252,050
5.00%, 09/01/29	140	154,348
5.00%, 11/01/29	180	199,055
5.00%, 01/01/30 (Call 01/01/29)	125	136,053
5.00%, 09/01/30 (Call 09/01/29)	140	154,127
5.00%, 01/01/31 (Call 01/01/29)	65	70,649
5.25%, 01/01/33 (Call 01/01/29)	60	65,974
Series A, 5.00%, 03/01/29	150	163,849
Series B, 5.00%, 07/01/29	95	104,420
Massachusetts State College Building Authority RB, 5.00%, 05/01/29 (ST HGR ED INTERCEPT PROG)	30	32,922
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/32 (Call 01/01/29)	210	228,229
5.00%, 01/01/33 (Call 01/01/29)	55	59,731
Series A, 5.00%, 01/01/29	50	54,625
86
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
University of Massachusetts Building Authority RB, 5.00%, 05/01/32 (Call 05/01/29)	$20	$21,852
		1,868,253
Michigan — 1.2%
Michigan State Building Authority RB, 5.00%, 10/15/29	130	143,032
Michigan State University RB
5.00%, 02/15/29	50	54,504
5.00%, 08/15/29	35	38,450
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/29	620	683,600
University of Michigan RB
5.00%, 04/01/29	190	207,799
5.00%, 04/01/30 (Call 04/01/29)	50	54,624
		1,182,009
Minnesota — 1.3%
County of Hennepin MN GO
5.00%, 12/01/29	20	22,120
5.00%, 12/01/29 (Call 12/01/27)	95	101,614
State of Minnesota GO
4.00%, 08/01/29	95	99,574
5.00%, 08/01/29	155	170,964
5.00%, 10/01/29 (Call 10/01/27)	115	122,818
5.00%, 08/01/31 (Call 08/01/29)	215	237,939
Series A, 5.00%, 08/01/29 (Call 08/01/28)	180	195,140
University of Minnesota GO
5.00%, 04/01/29	60	65,707
5.00%, 09/01/29 (Call 09/01/27)	105	110,610
Series B, 5.00%, 12/01/29 (Call 12/01/27)	80	84,573
		1,211,059
Mississippi — 0.2%
State of Mississippi GO, 5.00%, 10/01/33 (Call 10/01/29)	140	152,923
Missouri — 0.4%
Metropolitan St Louis Sewer District RB, 5.00%, 05/01/29	70	76,447
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/29	290	317,557
		394,004
Nebraska — 0.4%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/29 (Call 03/01/27)	100	105,022
Omaha Public Power District RB
5.00%, 02/01/29	70	76,284
5.00%, 02/01/32 (Call 02/01/29)	220	238,270
		419,576
Nevada — 2.2%
Clark County School District GOL, 5.00%, 06/15/29	100	108,796
County of Clark Department of Aviation RB, 5.00%, 07/01/29	750	820,264
County of Clark NV GOL
5.00%, 07/01/29	115	125,780
5.00%, 06/01/31 (Call 06/01/29)	55	59,958
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/29	35	38,279
County of Clark NV RB
5.00%, 07/01/29	110	120,036
5.00%, 07/01/29 (Call 07/01/27)	135	141,605
Las Vegas Valley Water District GOL, 5.00%, 06/01/29	290	317,447
Security	Par (000)	Value
Nevada (continued)
State of Nevada GOL
3.00%, 05/01/31 (Call 05/01/29)	$140	$135,873
5.00%, 05/01/29	230	251,961
		2,119,999
New Hampshire — 0.6%
New Hampshire Municipal Bond Bank RB
5.00%, 02/15/29 (ST INTERCEPT)	55	59,877
5.00%, 08/15/29	135	148,305
State of New Hampshire GO
5.00%, 02/15/29	60	65,600
5.00%, 12/01/29	50	55,487
5.00%, 12/01/32 (Call 12/01/29)	155	171,765
5.00%, 12/01/33 (Call 12/01/29)	100	110,805
		611,839
New Jersey — 1.9%
New Jersey Economic Development Authority RB, 5.00%, 06/15/29 (Call 12/15/28)	55	58,927
New Jersey Educational Facilities Authority RB
5.00%, 03/01/29	150	164,213
Series B, 5.00%, 07/01/29 (Call 07/01/27)	15	15,868
New Jersey Transportation Trust Fund Authority RB, 5.00%, 06/15/29	490	529,180
New Jersey Turnpike Authority RB
5.00%, 01/01/29	315	341,572
Series E, 5.00%, 01/01/29 (Call 01/01/28)	200	212,806
State of New Jersey GO, Series A, 5.00%, 06/01/29	455	496,280
		1,818,846
New Mexico — 1.1%
New Mexico Finance Authority RB
5.00%, 06/01/29	20	21,853
5.00%, 06/15/29	255	278,819
5.00%, 06/15/29 (Call 06/15/28)	200	215,075
State of New Mexico GO, 5.00%, 03/01/29	300	327,587
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/29	165	180,880
		1,024,214
New York — 10.2%
City of New York GO
5.00%, 04/01/29	120	130,273
Series B-1, 5.00%, 10/01/31 (Call 10/01/29)	105	114,713
Series B-1, 5.00%, 10/01/32 (Call 10/01/29)	55	60,039
Series B-1, 5.00%, 10/01/33 (Call 10/01/29)	405	441,752
Series C-1, 5.00%, 08/01/29	330	360,280
Series E, 5.00%, 08/01/32 (Call 02/01/29)	230	248,677
City of New York NY GO
5.00%, 08/01/29	115	125,552
5.00%, 08/01/29 (Call 02/01/29)	45	48,741
5.00%, 10/01/29	80	87,587
5.00%, 08/01/31 (Call 02/01/29)	850	919,663
Series F6, VRDN,3.80%, 06/01/44 (Put 04/30/24)(b)	350	350,000
County of Onondaga NY GOL, 3.00%, 08/15/33 (Call 08/15/29)	210	198,100
County of Suffolk NY GOL, 5.00%, 06/15/29 (BAM)	110	120,387
County of Westchester NY GOL, 4.00%, 07/01/29 (Call 07/01/27)	30	30,972
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/29 (Call 02/15/27)	185	193,573
Metropolitan Transportation Authority RB, 5.00%, 11/15/29	250	273,473
New York City Municipal Water Finance Authority RB
4.00%, 06/15/29	195	204,790
Schedule of Investments
87

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
5.00%, 06/15/29	$205	$225,481
5.00%, 06/15/33 (Call 06/15/29)	65	70,835
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	50	55,028
5.00%, 07/15/29 (SAW)	90	99,051
5.00%, 07/15/33 (Call 07/15/29) (SAW)	210	229,340
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	65	68,223
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/29	1,000	1,101,193
5.00%, 11/01/30 (Call 11/01/29)	100	109,711
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	130	137,400
New York State Dormitory Authority RB
5.00%, 03/15/29	435	473,105
5.00%, 07/01/29	5	5,416
5.00%, 03/15/33 (Call 03/15/29)	310	335,283
5.00%, 07/01/33 (Call 07/01/29)	130	143,065
Series A, 5.00%, 02/15/29 (Call 02/15/27)	250	261,382
Series A, 5.00%, 03/15/29	225	244,709
Series A, 5.00%, 03/15/31 (Call 03/15/29)	180	194,968
Series A, 5.00%, 03/15/32 (Call 03/15/29)	105	113,666
Series C, 5.00%, 03/15/29 (Call 03/15/28)	100	106,612
New York State Environmental Facilities Corp. RB
5.00%, 06/15/29 (Call 06/15/27)	75	79,557
5.00%, 06/15/29 (Call 06/15/28)	165	177,520
5.00%, 06/15/31 (Call 06/15/29)	50	55,072
5.00%, 06/15/32 (Call 06/15/29)	135	148,586
New York State Thruway Authority RB, 5.00%, 01/01/29	115	124,820
New York State Urban Development Corp RB, 5.00%, 03/15/29	35	38,165
New York State Urban Development Corp. RB, 5.00%, 03/15/29	540	588,835
Port Authority of New York & New Jersey RB
5.00%, 09/01/29	55	60,730
5.00%, 11/15/29 (Call 11/15/27)	135	143,163
5.00%, 11/01/32 (Call 11/01/29)	25	27,550
Triborough Bridge & Tunnel Authority RB
4.00%, 11/15/29	185	194,870
5.00%, 05/15/29	40	43,890
5.00%, 11/15/29	165	182,707
		9,748,505
North Carolina — 3.5%
City of Charlotte NC Airport Revenue RB, 5.00%, 07/01/29	50	54,835
City of Charlotte NC GO
5.00%, 06/01/29	5	5,498
5.00%, 06/01/31 (Call 06/01/29)	785	864,452
City of Charlotte NC Storm Water Revenue RB, 5.00%, 12/01/29	55	61,009
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/29	210	231,162
City of Greensboro NC GO, 5.00%, 04/01/29	190	208,353
County of Buncombe NC RB, 5.00%, 06/01/29	25	27,415
County of Forsyth NC GO, 5.00%, 03/01/29	75	82,109
County of Forsyth NC RB, 5.00%, 04/01/29	55	60,128
County of Guilford NC GO, 5.00%, 03/01/29	25	27,358
County of Mecklenburg NC GO, 5.00%, 03/01/29	480	525,499
County of Wake NC GO
5.00%, 03/01/29	100	109,432
5.00%, 03/01/29 (Call 03/01/28)	185	198,753
Security	Par (000)	Value
North Carolina (continued)
County of Wake NC RB, 5.00%, 09/01/31 (Call 09/01/29)	$115	$126,562
State of North Carolina GO, 5.00%, 06/01/29	160	175,927
State of North Carolina RB
5.00%, 03/01/29	150	163,229
5.00%, 05/01/29	150	164,250
5.00%, 05/01/31 (Call 05/01/29)	70	76,672
Series B, 5.00%, 05/01/29	135	147,825
		3,310,468
Ohio — 3.3%
City of Columbus OH GO
5.00%, 04/01/29	240	262,492
5.00%, 04/01/29 (Call 10/01/27)	130	137,824
5.00%, 04/01/32 (Call 04/01/29)	175	190,954
City of Columbus OH GOL, 5.00%, 08/15/29	125	137,648
Ohio State University (The) RB, 5.00%, 12/01/29	380	420,263
Ohio Water Development Authority RB
5.00%, 06/01/29	165	181,025
5.00%, 12/01/29	35	38,748
5.00%, 12/01/29 (Call 09/01/29)	280	307,704
5.00%, 06/01/30 (Call 12/01/29)	60	66,152
Series A, 5.00%, 06/01/29 (Call 03/01/29)	185	201,686
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/29	370	405,933
5.00%, 12/01/29	110	121,779
State of Ohio GO
5.00%, 03/01/29	155	169,027
5.00%, 05/01/29	120	131,277
5.00%, 06/15/31 (Call 06/15/29)	195	213,475
5.00%, 06/15/32 (Call 06/15/29)	120	131,051
Series B, 5.00%, 09/15/29	65	71,580
		3,188,618
Oklahoma — 0.1%
Oklahoma Water Resources Board RB
5.00%, 04/01/29 (OK CERF)	45	49,025
5.00%, 10/01/29	40	44,003
		93,028
Oregon — 1.9%
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/29	50	54,480
5.00%, 03/01/33 (Call 09/01/29)	75	81,950
City of Portland OR Water System Revenue RB, 5.00%, 05/01/29	150	163,958
County of Clackamas OR GOL, 4.00%, 06/01/29	85	89,056
County of Multnomah OR GO, 5.00%, 06/15/29	155	170,156
Multnomah County School District No. 1 Portland/Oregon GO, 5.00%, 06/15/29 (GTD)	200	220,056
State of Oregon Department of Transportation RB, 5.00%, 11/15/29	115	127,152
State of Oregon GO
5.00%, 05/01/29	225	245,914
5.00%, 06/01/29	40	43,782
5.00%, 05/01/30 (Call 05/01/29)	200	219,004
5.00%, 05/01/30 (Call 11/01/29)	70	77,265
5.00%, 08/01/30 (Call 08/01/29)	170	186,880
5.00%, 11/01/33 (Call 11/01/29)	155	170,611
		1,850,264
88
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania — 3.0%
Allegheny County Higher Education Building Authority RB
5.00%, 08/01/29 (Call 08/01/27)	$110	$116,118
5.00%, 08/01/29 (PR 08/01/27)	5	5,267
City of Philadelphia PA GO
5.00%, 05/01/29	120	129,426
5.00%, 08/01/29 (Call 08/01/27)	155	162,849
City of Philadelphia PA Water & Wastewater Revenue RB, 5.00%, 11/01/29 (Call 11/01/27)	25	26,396
Commonwealth of Pennsylvania GO
3.20%, 03/01/29 (Call 03/01/28)	135	133,738
5.00%, 01/15/29 (Call 01/15/27)	195	203,799
5.00%, 05/01/29	35	38,272
5.00%, 05/15/29	255	279,030
5.00%, 07/15/29	270	296,311
5.00%, 09/01/29	150	164,992
County of Montgomery PA GO, 5.00%, 07/01/31 (Call 07/01/29)	125	137,570
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 08/15/29 (Call 02/15/27)	195	204,350
Pennsylvania State University (The) RB
5.00%, 03/01/29	105	114,603
5.00%, 09/01/29 (Call 09/01/27)	45	47,608
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/29	510	561,544
West Chester Area School District/PA GOL, 3.00%, 05/15/32 (Call 05/15/29) (SAW)	215	208,176
		2,830,049
Rhode Island — 1.0%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/29	25	27,076
Rhode Island Health and Educational Building Corp RB, 5.00%, 09/01/29	235	259,345
Rhode Island Health and Educational Building Corp. RB, 5.00%, 09/01/29	20	22,072
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/29 (Call 10/01/27)	110	116,883
State of Rhode Island GO
5.00%, 04/01/29 (Call 04/01/28)	125	133,944
5.00%, 05/01/29	135	147,621
5.00%, 10/15/29	70	77,165
5.00%, 01/15/31 (Call 01/15/29)	125	135,858
		919,964
South Carolina — 0.4%
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/29	280	306,991
Series A, 5.00%, 10/01/29 (Call 10/01/28)	65	70,017
		377,008
Tennessee — 1.4%
City of Memphis TN GO, 5.00%, 05/01/29	200	219,000
County of Montgomery TN GO, 5.00%, 06/01/29	100	109,662
County of Shelby TN GO, 5.00%, 04/01/30 (Call 04/01/29)	80	87,476
County of Williamson TN GO, 5.00%, 04/01/29	170	186,258
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/29	220	241,174
State of Tennessee GO
5.00%, 05/01/29	65	71,235
5.00%, 09/01/29 (Call 09/01/27)	265	282,374
5.00%, 11/01/29	130	144,117
Tennessee State School Bond Authority RB, 5.00%, 11/01/29	20	22,001
		1,363,297
Security	Par (000)	Value
Texas — 11.1%
Alamo Community College District GOL, 5.00%, 08/15/29 (Call 08/15/27)	$120	$126,641
Austin Independent School District GO, 5.00%, 08/01/29 (PSF)	275	302,471
Board of Regents of the University of Texas System RB
5.00%, 08/15/29	170	187,020
5.00%, 08/15/31 (Call 08/15/29)	100	109,244
Series A, 5.00%, 08/15/33 (Call 08/15/29)	115	125,624
City of Austin TX GOL
5.00%, 09/01/29	240	264,111
5.00%, 09/01/30 (Call 09/01/29)	40	44,031
5.00%, 09/01/31 (Call 09/01/29)	265	291,172
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/29 (Call 11/15/27)	360	382,424
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/29	65	71,603
5.00%, 10/01/29 (Call 10/01/27)	70	74,170
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/29	330	359,092
City of Plano TX GOL, 5.00%, 09/01/29	80	87,582
City of San Antonio TX GOL, 5.00%, 02/01/29	250	271,964
City of San Antonio TXGOL, 5.00%, 08/01/29	65	71,357
Comal Independent School District GO, 5.00%, 02/01/29 (PSF)	25	27,048
Conroe Independent School District GO
5.00%, 02/15/29 (PSF)	25	27,183
Series A, 5.00%, 02/15/29 (PSF)	265	288,139
County of Harris TX Toll Road Revenue RB, 5.00%, 08/15/29	575	629,316
County of Travis TX GOL, 5.00%, 03/01/30 (Call 03/01/29)	125	135,706
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/29	120	129,922
5.00%, 02/15/29 (PSF)	145	156,989
5.00%, 02/15/32 (Call 02/15/29) (PSF)	120	129,910
Dallas Area Rapid Transit RB, 5.00%, 12/01/29	840	926,258
Dallas Fort Worth International Airport RB, 5.00%, 11/01/29	60	65,843
Denton Independent School District GO, 5.00%, 08/15/29 (PSF)	75	82,242
Fort Bend Independent School District GO, 5.00%, 08/15/29 (Call 08/15/27) (PSF)	195	204,803
Fort Worth Independent School District GO, 5.00%, 02/15/29	25	27,183
Harris County Flood Control DistrictGOL, 5.00%, 10/01/29	180	198,191
Katy Independent School District GO
5.00%, 02/15/29	105	114,022
5.00%, 02/15/29 (Call 02/15/28)	140	149,203
Klein Independent School District GO
4.00%, 02/01/29 (Call 02/01/28)	65	66,731
5.00%, 08/01/29	155	169,931
5.00%, 08/01/29 (PSF)	180	197,339
Leander Independent School District GO, 5.00%, 02/15/29	260	282,703
Lewisville Independent School District GO, 5.00%, 08/15/29 (PSF)	130	142,686
Lone Star College System GOL, 5.00%, 08/15/29 (Call 02/15/27)	50	52,401
Lower Colorado River Authority RB
5.00%, 05/15/29	80	86,837
Schedule of Investments
89

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
5.00%, 05/15/29 (AGM)	$55	$59,700
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB, 5.00%, 11/01/29 (Call 11/01/27)	105	111,094
North East Independent School District/TX GO, 5.25%, 02/01/29 (PSF)	35	38,315
North Texas Tollway Authority RB, 0.00%, 01/01/29 (AGC)(a)	130	109,801
Northside Independent School District GO
5.00%, 08/15/29 (Call 08/15/27) (PSF)	45	47,291
5.00%, 08/15/29 (Call 08/15/28) (PSF)	95	102,230
Northwest Independent School District GO, 5.00%, 02/15/29	35	38,024
Permanent University Fund - Texas A&M University System RB, 5.00%, 07/01/29	85	93,050
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/29	650	712,209
Pflugerville Independent School District GO, 5.00%, 02/15/29 (Call 02/15/28)	55	58,696
Round Rock Independent School District GO
5.00%, 08/01/29	65	70,961
5.00%, 08/01/29 (PSF)	60	65,688
5.00%, 08/01/30 (Call 08/01/29) (PSF)	185	201,791
San Antonio Independent School District/TX GO, 5.00%, 08/15/29	90	98,875
Spring Branch Independent School District GO
5.00%, 02/01/29	285	310,184
5.00%, 02/01/29 (PSF)	190	206,789
Texas A&M University RB, 5.00%, 05/15/29	150	163,844
Texas Tech University System RB, 5.00%, 02/15/29	65	70,613
Texas Water Development Board RB
5.00%, 08/01/29	295	322,800
5.00%, 08/01/29 (Call 08/01/27)	30	31,555
5.00%, 10/15/29	185	203,155
5.00%, 10/15/29 (Call 04/15/28)	100	107,079
5.00%, 04/15/30 (Call 10/15/29)	75	82,247
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/29	165	180,885
Wylie Independent School District GO, 5.00%, 08/15/29 (PSF)	55	60,311
		10,606,279
Utah — 1.4%
Central Utah Water Conservancy District GOL, 5.00%, 04/01/29	55	60,149
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/29	95	103,570
Intermountain Power Agency RB, 5.00%, 07/01/29	105	115,106
State of Utah GO
5.00%, 07/01/29 (Call 07/01/27)	125	132,156
5.00%, 07/01/30 (Call 01/01/29)	65	70,934
5.00%, 07/01/32 (Call 01/01/29)	580	632,635
5.00%, 07/01/33 (Call 01/01/29)	85	92,761
University of Utah (The) RB, 5.00%, 08/01/29	160	175,733
		1,383,044
Vermont — 0.2%
State of Vermont GO
4.00%, 02/15/31 (Call 02/15/29)	120	125,031
5.00%, 08/15/29	35	38,576
		163,607
Virginia — 2.5%
County of Fairfax VA GO, 5.00%, 10/01/30 (Call 04/01/29)	90	98,713
Security	Par (000)	Value
Virginia (continued)
County of Loudoun VA GO, 5.00%, 12/01/29	$50	$55,487
Virginia College Building Authority RB
5.00%, 02/01/29	235	256,520
5.00%, 09/01/29	55	60,101
5.00%, 09/01/29 (Call 09/01/28) (ST INTERCEPT)	95	102,531
5.00%, 02/01/30 (Call 02/01/29)	125	135,877
Series E, 5.00%, 02/01/29 (Call 02/01/28)	105	111,880
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/29 (Call 05/15/28)	75	80,804
5.00%, 05/15/30 (Call 05/15/29)	215	236,005
5.00%, 05/15/32 (Call 05/15/29)	155	169,598
Series A, 5.00%, 05/15/29 (Call 11/15/27)	100	106,276
Virginia Commonwealth University RB, 5.00%, 11/01/29 (Call 11/01/28)	100	107,804
Virginia Public Building Authority RB
5.00%, 08/01/29	155	170,317
5.00%, 08/01/32 (Call 08/01/29)	295	323,823
Virginia Public School Authority RB, 5.00%, 08/01/29 (ST INTERCEPT)	120	132,288
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/29	230	253,607
		2,401,631
Washington — 3.2%
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 09/01/29	190	208,901
City of Seattle WA GOL, 5.00%, 11/01/29	70	77,306
City of Seattle WAGOL, 5.00%, 09/01/29	105	115,609
County of King WA GOL
5.00%, 01/01/29	110	119,534
5.00%, 01/01/32 (Call 01/01/29)	275	298,165
County of Pierce WA GOL, 4.00%, 07/01/29	125	130,783
County of Snohomish WA GOL, 5.00%, 12/01/29	140	154,596
Energy Northwest RB, Series A, 5.00%, 07/01/29 (Call 07/01/27)	265	278,942
King County School District No. 405 Bellevue GO
5.00%, 12/01/29 (Call 12/01/27) (GTD)	110	117,001
5.00%, 12/01/29 (Call 06/01/29) (GTD)	225	246,953
5.00%, 12/01/30 (Call 06/01/29)	170	186,370
State of Washington GO
5.00%, 06/01/29	50	54,678
5.00%, 06/01/29 (Call 12/01/28)	95	102,733
5.00%, 08/01/29	150	164,509
5.00%, 08/01/30 (Call 08/01/29)	95	104,191
5.00%, 06/01/31 (Call 12/01/29)	165	181,938
5.00%, 08/01/31 (Call 08/01/29)	130	142,588
5.00%, 06/01/32 (Call 06/01/29)	155	169,475
Series C, 5.00%, 02/01/29	75	81,516
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	155	163,945
		3,099,733
West Virginia — 0.8%
State of West Virginia GO
5.00%, 06/01/29	165	180,445
5.00%, 06/01/29 (Call 06/01/28)	90	96,468
5.00%, 06/01/33 (Call 06/01/29)	210	229,737
West Virginia Commissioner of Highways RB, 5.00%, 09/01/29 (Call 09/01/27)	130	137,534
West Virginia Parkways Authority RB, 5.00%, 06/01/29	100	108,721
		752,905
90
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 1.2%
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/29	$235	$258,159
State of Wisconsin GO
4.00%, 05/01/29 (Call 05/01/28)	60	62,214
5.00%, 05/01/29	245	267,905
5.00%, 05/01/32 (Call 05/01/29)	160	175,355
5.00%, 05/01/33 (Call 05/01/29)	65	71,180
Wisconsin Department of Transportation RB
5.00%, 07/01/29	215	236,546
5.00%, 07/01/29 (Call 07/01/27)	115	121,334
		1,192,693
Total Long-Term Investments — 98.9% (Cost: $95,535,643)		94,763,423
	Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 3.45%(c)(d)	179,891	179,909
Total Short-Term Securities — 0.2% (Cost: $179,900)		179,909
Total Investments — 99.1% (Cost: $95,715,543)		94,943,332
Other Assets Less Liabilities — 0.9%		852,549
Net Assets — 100.0%		$95,795,881

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$48,295	$131,605 (a)	$—	$—	$9	$179,909	179,891	$15,141	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
91

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2029 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$94,763,423	$—	$94,763,423
Short-Term Securities
Money Market Funds	179,909	—	—	179,909
	$179,909	$94,763,423	$—	$94,943,332
See notes to financial statements.
92
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares iBonds Dec 2024 Term Muni Bond ETF	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$470,814,994	$528,814,087	$444,959,436	$415,730,817
Investments, at value—affiliated(b)	—	130,540	—	—
Cash	21,255	56	71,368	203,082
Receivables:
Dividends— affiliated	2,028	3,008	1,454	5,365
Interest—unaffiliated	6,558,848	7,450,047	6,255,548	5,768,484
Total assets	477,397,125	536,397,738	451,287,806	421,707,748
LIABILITIES
Payables:
Investments purchased	13,504,438	1,300,000	1,200,000	1,325,000
Capital shares redeemed	6,496,117	—	—	—
Investment advisory fees	69,870	78,888	66,252	61,782
Total liabilities	20,070,425	1,378,888	1,266,252	1,386,782
Commitments and contingent liabilities
NET ASSETS	$457,326,700	$535,018,850	$450,021,554	$420,320,966
NET ASSETS CONSIST OF
Paid-in capital	$458,729,902	$542,291,472	$458,970,074	$426,949,263
Accumulated loss	(1,403,202)	(7,272,622)	(8,948,520)	(6,628,297)
NET ASSETS	$457,326,700	$535,018,850	$450,021,554	$420,320,966
NET ASSET VALUE
Shares outstanding	17,600,000	20,250,000	17,850,000	16,850,000
Net asset value	$25.98	$26.42	$25.21	$24.94
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$473,009,653	$536,546,575	$453,440,566	$422,799,556
(b) Investments, at cost—affiliated	$—	$130,518	$—	$—
See notes to financial statements.
Financial Statements
93

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares iBonds Dec 2028 Term Muni Bond ETF	iShares iBonds Dec 2029 Term Muni Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$310,307,708	$94,763,423
Investments, at value—affiliated(b)	1,825,732	179,909
Cash	32	8
Receivables:
Investments sold	162,354	—
Dividends—affiliated	2,282	1,433
Interest— unaffiliated	4,112,583	1,215,162
Total assets	316,410,691	96,159,935
LIABILITIES
Payables:
Investments purchased	2,527,886	350,000
Investment advisory fees	46,228	14,054
Total liabilities	2,574,114	364,054
Commitments and contingent liabilities
NET ASSETS	$313,836,577	$95,795,881
NET ASSETS CONSIST OF
Paid-in capital	$319,256,752	$96,341,016
Accumulated loss	(5,420,175)	(545,135)
NET ASSETS	$313,836,577	$95,795,881
NET ASSET VALUE
Shares outstanding	12,550,000	3,850,000
Net asset value	$25.01	$24.88
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$316,241,942	$95,535,643
(b) Investments, at cost—affiliated	$1,825,697	$179,900
See notes to financial statements.
94
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares iBonds Dec 2024 Term Muni Bond ETF	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$18,452	$21,217	$28,402	$33,299
Interest—unaffiliated	5,054,430	6,012,871	4,604,570	4,760,325
Total investment income	5,072,882	6,034,088	4,632,972	4,793,624
EXPENSES
Investment advisory	444,216	495,546	371,032	342,476
Total expenses	444,216	495,546	371,032	342,476
Net investment income	4,628,666	5,538,542	4,261,940	4,451,148
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(12,855)	(379)	(430,573)	(214,987)
Investments—affiliated	46	62	439	442
In-kind redemptions—unaffiliated(a)	—	(436,912)	—	—
	(12,809)	(437,229)	(430,134)	(214,545)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	4,198,717	6,858,745	5,419,637	5,576,644
Investments—affiliated	(14)	13	(14)	(13)
	4,198,703	6,858,758	5,419,623	5,576,631
Net realized and unrealized gain	4,185,894	6,421,529	4,989,489	5,362,086
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,814,560	$11,960,071	$9,251,429	$9,813,234
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Financial Statements
95

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

	iShares iBonds Dec 2028 Term Muni Bond ETF	iShares iBonds Dec 2029 Term Muni Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$22,504	$15,141
Interest—unaffiliated	3,591,267	899,992
Total investment income	3,613,771	915,133
EXPENSES
Investment advisory	259,608	57,424
Total expenses	259,608	57,424
Net investment income	3,354,163	857,709
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(118,366)	(2,917)
Investments—affiliated	12	—
	(118,354)	(2,917)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	5,783,019	(504,959)
Investments—affiliated	23	9
	5,783,042	(504,950)
Net realized and unrealized gain (loss)	5,664,688	(507,867)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,018,851	$349,842
See notes to financial statements.
96
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	iShares iBonds Dec 2024 Term Muni Bond ETF		iShares iBonds Dec 2025 Term Muni Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,628,666	$9,487,433	$5,538,542	$7,371,447
Net realized loss	(12,809)	(1,628,670)	(437,229)	(50,614)
Net change in unrealized appreciation (depreciation)	4,198,703	6,662,885	6,858,758	455,736
Net increase in net assets resulting from operations	8,814,560	14,521,648	11,960,071	7,776,569
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,508,212)(b)	(9,314,347)	(5,373,955)(b)	(6,901,027)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(50,600,628)	(7,663,705)	6,374,800	209,170,763
NET ASSETS
Total increase (decrease) in net assets	(46,294,280)	(2,456,404)	12,960,916	210,046,305
Beginning of period	503,620,980	506,077,384	522,057,934	312,011,629
End of period	$457,326,700	$503,620,980	$535,018,850	$522,057,934

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
97

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2026 Term Muni Bond ETF		iShares iBonds Dec 2027 Term Muni Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,261,940	$4,687,299	$4,451,148	$5,250,141
Net realized loss	(430,134)	(689,550)	(214,545)	(218,999)
Net change in unrealized appreciation (depreciation)	5,419,623	145,984	5,576,631	(2,650,780)
Net increase in net assets resulting from operations	9,251,429	4,143,733	9,813,234	2,380,362
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,868,079)(b)	(4,438,111)	(4,093,392)(b)	(4,955,733)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	121,405,151	112,193,997	115,810,064	128,793,172
NET ASSETS
Total increase in net assets	126,788,501	111,899,619	121,529,906	126,217,801
Beginning of period	323,233,053	211,333,434	298,791,060	172,573,259
End of period	$450,021,554	$323,233,053	$420,320,966	$298,791,060

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
98
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2028 Term Muni Bond ETF		iShares iBonds Dec 2029 Term Muni Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Period From 05/09/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,354,163	$3,160,547	$857,709	$50,236
Net realized loss	(118,354)	(12,939)	(2,917)	(1)
Net change in unrealized appreciation (depreciation)	5,783,042	(3,519,343)	(504,950)	(267,261)
Net increase (decrease) in net assets resulting from operations	9,018,851	(371,735)	349,842	(217,026)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(3,086,004)(c)	(2,880,001)	(641,653)(c)	(36,298)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	79,638,515	133,759,142	88,978,627	7,362,389
NET ASSETS
Total increase in net assets	85,571,362	130,507,406	88,686,816	7,109,065
Beginning of period	228,265,215	97,757,809	7,109,065	—
End of period	$313,836,577	$228,265,215	$95,795,881	$7,109,065

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
99

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Muni Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$25.76	$25.50	$26.88	$27.00	$26.38	$24.90
Net investment income(a)	0.24	0.43	0.28	0.24	0.36	0.48
Net realized and unrealized gain (loss)(b)	0.21	0.25	(1.41)	(0.12)	0.62	1.48
Net increase (decrease) from investment operations	0.45	0.68	(1.13)	0.12	0.98	1.96
Distributions(c)
Distributions from net investment income	(0.23)(d)	(0.42)	(0.25)	(0.24)	(0.36)	(0.48)
From net realized gain	—	—	—	—	(0.00)(e)	—
Total distributions	(0.23)	(0.42)	(0.25)	(0.24)	(0.36)	(0.48)
Net asset value, end of period	$25.98	$25.76	$25.50	$26.88	$27.00	$26.38
Total Return(f)
Based on net asset value	1.78%(g)	2.72%	(4.20)%	0.42%	3.75%	7.91%
Ratios to Average Net Assets(h)
Total expenses	0.18%(i)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	1.88%(i)	1.68%	1.08%	0.90%	1.35%	1.85%
Supplemental Data
Net assets, end of period (000)	$457,327	$503,621	$506,077	$243,233	$179,566	$104,214
Portfolio turnover rate(j)	26%	0%(k)	0%	0%	0%(k)	0%(k)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Rounds to less than $0.01.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
100
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Muni Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 11/13/18(a) to 10/31/19
Net asset value, beginning of period	$26.10	$25.89	$27.86	$28.00	$27.13	$25.00
Net investment income(b)	0.26	0.44	0.25	0.20	0.34	0.46
Net realized and unrealized gain (loss)(c)	0.32	0.18	(2.00)	(0.13)	0.88	2.08
Net increase (decrease) from investment operations	0.58	0.62	(1.75)	0.07	1.22	2.54
Distributions from net investment income(d)	(0.26)(e)	(0.41)	(0.22)	(0.21)	(0.35)	(0.41)
Net asset value, end of period	$26.42	$26.10	$25.89	$27.86	$28.00	$27.13
Total Return(f)
Based on net asset value	2.20%(g)	2.41%	(6.31)%	0.23%	4.53%	10.22%(g)
Ratios to Average Net Assets(h)
Total expenses	0.18%(i)	0.18%	0.18%	0.18%	0.18%	0.18%(i)
Net investment income	2.01%(i)	1.67%	0.93%	0.73%	1.21%	1.76%(i)
Supplemental Data
Net assets, end of period (000)	$535,019	$522,058	$312,012	$182,490	$119,021	$43,407
Portfolio turnover rate(j)	0%(k)	1%	0%	0%(k)	0%(k)	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
101

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Muni Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 04/02/19(a) to 10/31/19
Net asset value, beginning of period	$24.77	$24.57	$26.78	$26.81	$25.89	$25.00
Net investment income(b)	0.26	0.40	0.21	0.18	0.30	0.21
Net realized and unrealized gain (loss)(c)	0.42	0.18	(2.23)	(0.03)	0.92	0.87
Net increase (decrease) from investment operations	0.68	0.58	(2.02)	0.15	1.22	1.08
Distributions from net investment income(d)	(0.24)(e)	(0.38)	(0.19)	(0.18)	(0.30)	(0.19)
Net asset value, end of period	$25.21	$24.77	$24.57	$26.78	$26.81	$25.89
Total Return(f)
Based on net asset value	2.76%(g)	2.34%	(7.55)%	0.54%	4.80%	4.28%(g)
Ratios to Average Net Assets(h)
Total expenses	0.18%(i)	0.18%	0.18%	0.18%	0.18%	0.18%(i)
Net investment income	2.07%(i)	1.60%	0.83%	0.66%	1.13%	1.42%(i)
Supplemental Data
Net assets, end of period (000)	$450,022	$323,233	$211,333	$123,202	$62,997	$20,711
Portfolio turnover rate(j)	3%	5%	2%	2%	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
102
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Muni Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 04/09/19(a) to 10/31/19
Net asset value, beginning of period	$24.39	$24.31	$26.87	$26.92	$25.97	$25.00
Net investment income(b)	0.29	0.52	0.32	0.24	0.33	0.22
Net realized and unrealized gain (loss)(c)	0.54	0.05	(2.62)	(0.05)	0.95	0.95
Net increase (decrease) from investment operations	0.83	0.57	(2.30)	0.19	1.28	1.17
Distributions from net investment income(d)	(0.28)(e)	(0.49)	(0.26)	(0.24)	(0.33)	(0.20)
Net asset value, end of period	$24.94	$24.39	$24.31	$26.87	$26.92	$25.97
Total Return(f)
Based on net asset value	3.41%(g)	2.34%	(8.60)%	0.72%	5.00%	4.63%(g)
Ratios to Average Net Assets(h)
Total expenses	0.18%(i)	0.18%	0.18%	0.18%	0.18%	0.18%(i)
Net investment income	2.34%(i)	2.06%	1.26%	0.89%	1.24%	1.53%(i)
Supplemental Data
Net assets, end of period (000)	$420,321	$298,791	$172,573	$61,802	$37,687	$16,877
Portfolio turnover rate(j)	2%	3%	0%	0%(k)	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
103

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Muni Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 04/16/19(a) to 10/31/19
Net asset value, beginning of period	$24.28	$24.14	$27.07	$27.12	$26.10	$25.00
Net investment income(b)	0.29	0.49	0.30	0.30	0.36	0.21
Net realized and unrealized gain (loss)(c)	0.72	0.10	(2.94)	(0.05)	1.00	1.08
Net increase (decrease) from investment operations	1.01	0.59	(2.64)	0.25	1.36	1.29
Distributions from net investment income(d)	(0.28)(e)	(0.45)	(0.29)	(0.30)	(0.34)	(0.19)
Net asset value, end of period	$25.01	$24.28	$24.14	$27.07	$27.12	$26.10
Total Return(f)
Based on net asset value	4.12%(g)	2.43%	(9.82)%	0.90%	5.26%	5.15%(g)
Ratios to Average Net Assets(h)
Total expenses	0.18%(i)	0.18%	0.18%	0.18%	0.18%	0.18%(i)
Net investment income	2.33%(i)	1.95%	1.18%	1.08%	1.33%	1.49%(i)
Supplemental Data
Net assets, end of period (000)	$313,837	$228,265	$97,758	$71,733	$51,525	$24,796
Portfolio turnover rate(j)	1%	0%(k)	0%	0%	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
104
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Muni Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 05/09/23(a) to 10/31/23
Net asset value, beginning of period	$23.70	$25.00
Net investment income(b)	0.34	0.29
Net realized and unrealized gain (loss)(c)	1.13	(1.39)
Net increase (decrease) from investment operations	1.47	(1.10)
Distributions from net investment income(d)	(0.29)(e)	(0.20)
Net asset value, end of period	$24.88	$23.70
Total Return(f)
Based on net asset value	6.21%(g)	(4.45)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.18%(i)	0.18%(i)
Net investment income	2.69%(i)	2.47%(i)
Supplemental Data
Net assets, end of period (000)	$95,796	$7,109
Portfolio turnover rate(j)	0%(k)	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
105

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Dec 2024 Term Muni Bond	Diversified
iBonds Dec 2025 Term Muni Bond	Diversified
iBonds Dec 2026 Term Muni Bond	Diversified
iBonds Dec 2027 Term Muni Bond	Diversified
iBonds Dec 2028 Term Muni Bond	Diversified
iBonds Dec 2029 Term Muni Bond	Non-Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment  Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT  VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows
106
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors ("BFA") manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.
Notes to Financial Statements
107

Notes to Financial Statements (unaudited) (continued)
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended April 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBonds Dec 2024 Term Muni Bond	$24,520,571	$9,163,868	$—
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds Dec 2024 Term Muni Bond	$123,063,056	$174,870,132
iBonds Dec 2025 Term Muni Bond	45,489,990	51,067
iBonds Dec 2026 Term Muni Bond	140,809,177	13,694,472
iBonds Dec 2027 Term Muni Bond	130,001,613	9,100,810
iBonds Dec 2028 Term Muni Bond	87,632,563	3,674,294
iBonds Dec 2029 Term Muni Bond	89,007,051	220,342
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2025 Term Muni Bond	$—	$31,224,353
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
iBonds Dec 2024 Term Muni Bond	$(45,903)
iBonds Dec 2025 Term Muni Bond	(49,704)
iBonds Dec 2026 Term Muni Bond	(890,847)
iBonds Dec 2027 Term Muni Bond	(220,760)
iBonds Dec 2028 Term Muni Bond	(23,215)
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2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2024 Term Muni Bond	$473,010,014	$4,478	$(2,199,498)	$(2,195,020)
iBonds Dec 2025 Term Muni Bond	536,678,870	46,727	(7,780,970)	(7,734,243)
iBonds Dec 2026 Term Muni Bond	453,441,037	102,655	(8,584,256)	(8,481,601)
iBonds Dec 2027 Term Muni Bond	422,806,830	268,380	(7,344,393)	(7,076,013)
iBonds Dec 2028 Term Muni Bond	318,068,224	511,663	(6,446,447)	(5,934,784)
iBonds Dec 2029 Term Muni Bond	95,715,545	293,489	(1,065,702)	(772,213)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest
Notes to Financial Statements
109

Notes to Financial Statements (unaudited) (continued)
rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2024 Term Muni Bond
Shares sold	500,000	$12,963,869	4,250,000	$109,452,095
Shares redeemed	(2,450,000)	(63,564,497)	(4,550,000)	(117,115,800)
	(1,950,000)	$(50,600,628)	(300,000)	$(7,663,705)
iBonds Dec 2025 Term Muni Bond
Shares sold	1,450,000	$38,167,542	7,950,000	$209,170,763
Shares redeemed	(1,200,000)	(31,792,742)	—	—
	250,000	$6,374,800	7,950,000	$209,170,763
iBonds Dec 2026 Term Muni Bond
Shares sold	4,800,000	$121,405,151	4,600,000	$115,920,279
Shares redeemed	—	—	(150,000)	(3,726,282)
	4,800,000	$121,405,151	4,450,000	$112,193,997
iBonds Dec 2027 Term Muni Bond
Shares sold	4,600,000	$115,810,064	5,150,000	$128,793,172
iBonds Dec 2028 Term Muni Bond
Shares sold	3,150,000	$79,638,515	5,350,000	$133,759,142
iBonds Dec 2029 Term Muni Bond
Shares sold	3,550,000	$88,978,627	300,000	$7,362,389
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
110
2024 iShares Semi-Annual Report to Shareholders

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2024 Term Muni Bond ETF, iShares iBonds Dec 2025 Term Muni Bond ETF, iShares iBonds Dec 2026 Term Muni Bond ETF, iShares iBonds Dec 2027 Term Muni Bond ETF, iShares iBonds Dec 2028 Term Muni Bond ETF and iShares iBonds Dec 2029 Term Muni Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
Statement Regarding Liquidity Risk Management Program
111

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
112
2024 iShares Semi-Annual Report to Shareholders

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 •  Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
General Information
113

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
SCH BD GTY	School Board Guaranty
SCH BD RES FD	School Board Resolution Fund
SCSDE	South Carolina State Department of Education
ST	Special Tax
114
2024 iShares Semi-Annual Report to Shareholders

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1015-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares iBonds Dec 2024 Term Treasury ETF | IBTE | NASDAQ
• iShares iBonds Dec 2025 Term Treasury ETF | IBTF | NASDAQ
• iShares iBonds Dec 2026 Term Treasury ETF | IBTG | NASDAQ
• iShares iBonds Dec 2027 Term Treasury ETF | IBTH | NASDAQ
• iShares iBonds Dec 2028 Term Treasury ETF | IBTI | NASDAQ
• iShares iBonds Dec 2029 Term Treasury ETF | IBTJ | NASDAQ
• iShares iBonds Dec 2030 Term Treasury ETF | IBTK | NASDAQ
• iShares iBonds Dec 2031 Term Treasury ETF | IBTL | NASDAQ
• iShares iBonds Dec 2032 Term Treasury ETF | IBTM | NASDAQ
• iShares iBonds Dec 2033 Term Treasury ETF | IBTO | NASDAQ

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2024 Term Treasury ETF
Investment Objective
The iShares iBonds Dec 2024 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2024, as represented by the ICE 2024 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.71%	4.47%	0.95%	4.47%	4.04%
Fund Market	2.66	4.42	0.95	4.42	4.05
Index	2.69	4.48	0.99	4.48	4.20
The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2024 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,027.10	$0.35	$1,000.00	$1,024.50	$0.35	0.07%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	80.8%
Short-Term and Other Assets	19.2
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Note/Bond, 4.50%, 11/30/24	8.2%
U.S. Treasury Note/Bond, 3.25%, 08/31/24	7.4
U.S. Treasury Note/Bond, 0.38%, 09/15/24	7.3
U.S. Treasury Note/Bond, 1.50%, 09/30/24	7.1
U.S. Treasury Note/Bond, 1.50%, 11/30/24	6.4

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2025 Term Treasury ETF
Investment Objective
The iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2025, as represented by the ICE 2025 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.48%	2.61%	0.04%	2.61%	0.19%
Fund Market	2.46	2.58	0.06	2.58	0.25
Index	2.51	2.65	0.08	2.65	0.35
The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2025 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,024.80	$0.35	$1,000.00	$1,024.50	$0.35	0.07%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	98.4%
Short-Term and Other Assets	1.6
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Note/Bond, 0.25%, 08/31/25	7.7%
U.S. Treasury Note/Bond, 2.88%, 06/15/25	7.1
U.S. Treasury Note/Bond, 0.25%, 05/31/25	7.0
U.S. Treasury Note/Bond, 0.38%, 11/30/25	6.6
U.S. Treasury Note/Bond, 3.00%, 09/30/25	6.4

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
5

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2026 Term Treasury ETF
Investment Objective
The iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2026, as represented by the ICE 2026 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.27%	1.00%	(0.67)%	1.00%	(2.76)%
Fund Market	2.22	1.02	(0.66)	1.02	(2.73)
Index	2.31	1.07	(0.64)	1.07	(2.63)
The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2026 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,022.70	$0.35	$1,000.00	$1,024.50	$0.35	0.07%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	98.0%
Short-Term and Other Assets	2.0
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Note/Bond, 0.50%, 02/28/26	6.6%
U.S. Treasury Note/Bond, 1.50%, 08/15/26	6.5
U.S. Treasury Note/Bond, 0.75%, 03/31/26	6.4
U.S. Treasury Note/Bond, 1.63%, 05/15/26	6.3
U.S. Treasury Note/Bond, 0.75%, 05/31/26	6.0

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
6
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2027 Term Treasury ETF
Investment Objective
The iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2027, as represented by the ICE 2027 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.50%	(0.24)%	(1.39)%	(0.24)%	(5.68)%
Fund Market	2.41	(0.21)	(1.38)	(0.21)	(5.66)
Index	2.53	(0.20)	(1.35)	(0.20)	(5.50)
The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2027 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,025.00	$0.35	$1,000.00	$1,024.50	$0.35	0.07%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	98.0%
Short-Term and Other Assets	2.0
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Note/Bond, 3.25%, 06/30/27	7.5%
U.S. Treasury Note/Bond, 2.75%, 07/31/27	7.4
U.S. Treasury Note/Bond, 1.50%, 01/31/27	6.8
U.S. Treasury Note/Bond, 0.50%, 08/31/27	6.5
U.S. Treasury Note/Bond, 4.13%, 09/30/27	6.0

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
7

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2028 Term Treasury ETF
Investment Objective
The iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2028, as represented by the ICE 2028 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.71%	(1.30)%	(1.94)%	(1.30)%	(7.86)%
Fund Market	2.63	(1.26)	(1.93)	(1.26)	(7.83)
Index	2.70	(1.31)	(1.91)	(1.31)	(7.72)
The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2028 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,027.10	$0.35	$1,000.00	$1,024.50	$0.35	0.07%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	98.2%
Short-Term and Other Assets	1.8
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Note/Bond, 2.88%, 05/15/28	9.9%
U.S. Treasury Note/Bond, 1.25%, 06/30/28	8.3
U.S. Treasury Note/Bond, 1.00%, 07/31/28	7.7
U.S. Treasury Note/Bond, 2.88%, 08/15/28	7.1
U.S. Treasury Note/Bond, 0.75%, 01/31/28	7.0

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
8
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2029 Term Treasury ETF
Investment Objective
The iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2029, as represented by the ICE 2029 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.24%	(2.09)%	(2.36)%	(2.09)%	(9.51)%
Fund Market	3.20	(2.08)	(2.35)	(2.08)	(9.47)
Index	3.27	(2.05)	(2.33)	(2.05)	(9.36)
The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2029 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,032.40	$0.35	$1,000.00	$1,024.50	$0.35	0.07%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	98.4%
Short-Term and Other Assets	1.6
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Note/Bond, 2.63%, 02/15/29	10.6%
U.S. Treasury Note/Bond, 1.88%, 02/28/29	8.2
U.S. Treasury Note/Bond, 4.00%, 01/31/29	7.9
U.S. Treasury Note/Bond, 1.75%, 01/31/29	7.0
U.S. Treasury Note/Bond, 2.38%, 05/15/29	6.9

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
9

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2030 Term Treasury ETF
Investment Objective
The iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2030, as represented by the ICE 2030 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.51%	(3.63)%	(5.39)%	(3.63)%	(18.96)%
Fund Market	3.46	(3.65)	(5.38)	(3.65)	(18.95)
Index	3.53	(3.61)	(5.35)	(3.61)	(18.84)
The inception date of the Fund was July 14, 2020. The first day of secondary market trading was July 16, 2020.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2030 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,035.10	$0.35	$1,000.00	$1,024.50	$0.35	0.07%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	98.1%
Short-Term and Other Assets	1.9
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Note/Bond, 0.63%, 08/15/30	17.6%
U.S. Treasury Note/Bond, 0.63%, 05/15/30	13.3
U.S. Treasury Note/Bond, 0.88%, 11/15/30	10.9
U.S. Treasury Note/Bond, 4.00%, 02/28/30	8.3
U.S. Treasury Note/Bond, 1.50%, 02/15/30	7.5

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
10
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2031 Term Treasury ETF
Investment Objective
The iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2031, as represented by the ICE 2031 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.84%	(4.97)%	(6.02)%	(4.97)%	(15.96)%
Fund Market	3.73	(5.06)	(6.03)	(5.06)	(15.99)
Index	3.88	(4.91)	(5.96)	(4.91)	(15.79)
The inception date of the Fund was July 13, 2021. The first day of secondary market trading was July 15, 2021.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2031 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,038.40	$0.35	$1,000.00	$1,024.50	$0.35	0.07%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	99.0%
Short-Term and Other Assets	1.0
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Note/Bond, 1.25%, 08/15/31	17.5%
U.S. Treasury Note/Bond, 1.38%, 11/15/31	17.0
U.S. Treasury Note/Bond, 1.63%, 05/15/31	16.8
U.S. Treasury Note/Bond, 1.13%, 02/15/31	15.8
U.S. Treasury Note/Bond, 4.00%, 01/31/31	10.2

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
11

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2032 Term Treasury ETF
Investment Objective
The iShares iBonds Dec 2032 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2032, as represented by the ICE 2032 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.97%	(5.33)%	(3.79)%	(5.33)%	(6.78)%
Fund Market	3.83	(5.39)	(3.79)	(5.39)	(6.79)
Index	4.01	(5.28)	(3.75)	(5.28)	(6.72)
The inception date of the Fund was July 6, 2022. The first day of secondary market trading was July 8, 2022.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2032 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,039.70	$0.35	$1,000.00	$1,024.50	$0.35	0.07%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	98.5%
Short-Term and Other Assets	1.5
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Note/Bond, 4.13%, 11/15/32	26.3%
U.S. Treasury Note/Bond, 2.88%, 05/15/32	24.9
U.S. Treasury Note/Bond, 2.75%, 08/15/32	23.7
U.S. Treasury Note/Bond, 1.88%, 02/15/32	23.6

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
12
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Dec 2033 Term Treasury ETF
Investment Objective
The iShares iBonds Dec 2033 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2033, as represented by the ICE 2033 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	3.96%	(3.71)%
Fund Market	3.80	(3.74)
Index	3.97	(3.75)
The inception date of the Fund was June 27, 2023. The first day of secondary market trading was June 29, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,039.60	$0.35	$1,000.00	$1,024.50	$0.35	0.07%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	98.3%
Short-Term and Other Assets	1.7
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Note/Bond, 4.50%, 11/15/33	28.2%
U.S. Treasury Note/Bond, 3.88%, 08/15/33	25.4
U.S. Treasury Note/Bond, 3.50%, 02/15/33	22.4
U.S. Treasury Note/Bond, 3.38%, 05/15/33	22.3

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
13

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2024 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 80.8%
U.S. Treasury Note/Bond
0.25%, 06/15/24(a)	$64,894	$64,478,036
0.38%, 07/15/24	16,641	16,472,470
0.38%, 09/15/24(a)	210,670	206,822,509
0.75%, 11/15/24(a)	180,656	176,266,623
1.00%, 12/15/24(a)	76,302	74,294,246
1.50%, 09/30/24	206,638	203,387,084
1.50%, 10/31/24	50,000	49,054,199
1.50%, 11/30/24	187,256	183,133,978
1.75%, 07/31/24	17,828	17,668,199
2.13%, 07/31/24(a)	63,468	62,947,662
2.25%, 11/15/24	92,487	90,959,798
2.38%, 08/15/24	169,041	167,563,344
2.50%, 05/31/24(a)	113,630	113,355,542
3.00%, 06/30/24(a)	139,818	139,246,860
3.00%, 07/31/24	67,762	67,354,370
3.25%, 08/31/24(a)	213,657	212,162,871
4.25%, 09/30/24(a)	133,429	132,799,841
4.38%, 10/31/24	89,456	89,017,832
4.50%, 11/30/24(a)	234,222	233,062,128
		2,300,047,592
Total Long-Term Investments — 80.8% (Cost: $2,305,762,134)		2,300,047,592
Security	Shares	Value
Short-Term Securities
Money Market Funds — 61.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)(d)	1,747,553,256	$1,747,553,256
Total Short-Term Securities — 61.4% (Cost: $1,747,553,256)		1,747,553,256
Total Investments — 142.2% (Cost: $4,053,315,390)		4,047,600,848
Liabilities in Excess of Other Assets — (42.2)%		(1,201,537,772)
Net Assets — 100.0%		$2,846,063,076

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$123,870,000	$1,623,683,256 (a)	$—	$—	$—	$1,747,553,256	1,747,553,256	$2,065,489 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$2,300,047,592	$—	$2,300,047,592
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2024 Term Treasury ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,747,553,256	$—	$—	$1,747,553,256
	$1,747,553,256	$2,300,047,592	$—	$4,047,600,848
See notes to financial statements.
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2025 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.4%
U.S. Treasury Note/Bond
0.25%, 05/31/25	$167,561	$158,829,121
0.25%, 06/30/25	72,167	68,152,899
0.25%, 08/31/25	187,611	175,804,698
0.25%, 09/30/25	1	1,120
0.25%, 10/31/25	12,159	11,306,734
0.38%, 04/30/25	68,640	65,417,808
0.38%, 11/30/25	162,962	151,274,755
1.13%, 01/15/25(a)	63,423	61,592,970
1.13%, 02/28/25	74,324	71,820,646
1.50%, 02/15/25	109,538	106,280,548
1.75%, 03/15/25(a)	103,315	100,225,638
2.63%, 03/31/25	51,578	50,378,094
2.63%, 04/15/25	83,939	81,896,500
2.75%, 05/15/25	141,786	138,234,134
2.75%, 06/30/25	19,855	19,307,050
2.88%, 05/31/25	34,320	33,468,703
2.88%, 06/15/25	166,119	161,888,352
2.88%, 07/31/25	112,761	109,598,697
3.00%, 07/15/25	87,741	85,496,064
3.00%, 09/30/25	149,232	144,819,261
3.00%, 10/31/25	106,958	103,657,342
3.50%, 09/15/25	46,889	45,846,917
4.00%, 12/15/25	52,414	51,488,369
4.13%, 01/31/25	38,676	38,341,343
4.25%, 10/15/25	59,672	58,909,783
4.63%, 02/28/25(a)	34,198	34,013,381
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.88%, 11/30/25	$24,870	$24,764,582
5.00%, 08/31/25	29,495	29,418,958
5.00%, 09/30/25	51,648	51,516,763
		2,233,751,230
Total Long-Term Investments — 98.4% (Cost: $2,252,519,260)		2,233,751,230
	Shares
Short-Term Securities
Money Market Funds — 9.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)(d)	218,022,456	218,022,456
Total Short-Term Securities — 9.6% (Cost: $218,022,456)		218,022,456
Total Investments — 108.0% (Cost: $2,470,541,716)		2,451,773,686
Liabilities in Excess of Other Assets — (8.0)%		(181,506,672)
Net Assets — 100.0%		$2,270,267,014

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,200,000	$211,822,456 (a)	$—	$—	$—	$218,022,456	218,022,456	$330,202 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2025 Term Treasury ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$2,233,751,230	$—	$2,233,751,230
Short-Term Securities
Money Market Funds	218,022,456	—	—	218,022,456
	$218,022,456	$2,233,751,230	$—	$2,451,773,686
See notes to financial statements.
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2026 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.0%
U.S. Treasury Note/Bond
0.38%, 01/31/26	$66,547	$61,319,052
0.50%, 02/28/26	74,427	68,513,543
0.63%, 07/31/26	14,199	12,894,921
0.75%, 03/31/26	72,522	66,887,381
0.75%, 04/30/26	60,599	55,706,564
0.75%, 05/31/26	68,802	63,036,778
0.75%, 08/31/26	33,246	30,185,966
0.88%, 06/30/26	41,923	38,413,220
0.88%, 09/30/26	19,304	17,531,199
1.13%, 10/31/26	58,180	53,004,980
1.25%, 11/30/26	58,472	53,300,974
1.38%, 08/31/26	15,127	13,938,611
1.50%, 08/15/26	73,777	68,255,253
1.63%, 05/15/26	70,729	66,101,784
1.63%, 11/30/26	30,160	27,768,774
1.88%, 07/31/26	32,856	30,702,298
2.00%, 11/15/26	61,807	57,514,404
2.25%, 03/31/26	30,725	29,173,147
2.38%, 04/30/26	2,602	2,471,392
3.88%, 01/15/26	10,862	10,643,455
4.00%, 02/15/26	43,832	43,018,514
4.38%, 08/15/26	28,421	28,043,731
4.50%, 03/31/26	42,662	42,233,912
4.63%, 02/28/26	5,405	5,362,799
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 03/15/26	$41,854	$41,521,714
4.63%, 09/15/26	21,075	20,909,727
4.63%, 11/15/26	14,573	14,462,266
		1,022,916,359
Total Long-Term Investments — 98.0% (Cost: $1,037,372,016)		1,022,916,359
	Shares
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	13,120,000	13,120,000
Total Short-Term Securities — 1.2% (Cost: $13,120,000)		13,120,000
Total Investments — 99.2% (Cost: $1,050,492,016)		1,036,036,359
Other Assets Less Liabilities — 0.8%		8,026,518
Net Assets — 100.0%		$1,044,062,877

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$4,440,000	$8,680,000 (a)	$—	$—	$—	$13,120,000	13,120,000	$192,977 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$1,022,916,359	$—	$1,022,916,359
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2026 Term Treasury ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$13,120,000	$—	$—	$13,120,000
	$13,120,000	$1,022,916,359	$—	$1,036,036,359
See notes to financial statements.
20
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2027 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.0%
U.S. Treasury Note/Bond
0.38%, 09/30/27	$34,952	$30,095,584
0.50%, 04/30/27	36,400	32,006,407
0.50%, 05/31/27	47,394	41,530,931
0.50%, 08/31/27	59,423	51,558,737
0.50%, 10/31/27	46,705	40,252,306
0.63%, 03/31/27	33,488	29,666,967
0.63%, 11/30/27	9,129	7,879,911
1.50%, 01/31/27	59,046	53,927,272
1.88%, 02/28/27	46,455	42,778,707
2.25%, 02/15/27	35,459	33,036,430
2.25%, 08/15/27	34,083	31,406,952
2.25%, 11/15/27	46,596	42,720,888
2.38%, 05/15/27	33,925	31,555,551
2.50%, 03/31/27	34,435	32,238,049
2.75%, 04/30/27	41,356	38,927,950
2.75%, 07/31/27	62,754	58,822,070
3.13%, 08/31/27	12,903	12,226,191
3.25%, 06/30/27	62,754	59,834,468
4.00%, 01/15/27	13,997	13,674,764
4.13%, 02/15/27	10,507	10,297,056
4.13%, 09/30/27	48,996	47,906,596
4.13%, 10/31/27	21,163	20,678,032
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 03/15/27	$16,759	$16,476,192
		779,498,011
Total Long-Term Investments — 98.0% (Cost: $793,963,850)		779,498,011
	Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	8,280,000	8,280,000
Total Short-Term Securities — 1.1% (Cost: $8,280,000)		8,280,000
Total Investments — 99.1% (Cost: $802,243,850)		787,778,011
Other Assets Less Liabilities — 0.9%		7,319,071
Net Assets — 100.0%		$795,097,082

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,360,000	$6,920,000 (a)	$—	$—	$—	$8,280,000	8,280,000	$98,040	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$779,498,011	$—	$779,498,011
Short-Term Securities
Money Market Funds	8,280,000	—	—	8,280,000
	$8,280,000	$779,498,011	$—	$787,778,011
See notes to financial statements.
Schedule of Investments
21

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2028 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.2%
U.S. Treasury Note/Bond
0.75%, 01/31/28	$37,890	$32,657,751
1.00%, 07/31/28	42,293	36,216,514
1.13%, 02/29/28	28,877	25,193,014
1.13%, 08/31/28	21,718	18,653,468
1.25%, 03/31/28	18,510	16,186,676
1.25%, 04/30/28	20,319	17,721,629
1.25%, 06/30/28	44,735	38,824,826
1.25%, 09/30/28	34,620	29,823,064
1.38%, 10/31/28	31,959	27,627,317
1.50%, 11/30/28	25,039	21,722,658
2.75%, 02/15/28	24,812	23,051,899
2.88%, 05/15/28	49,723	46,265,698
2.88%, 08/15/28	35,970	33,345,778
3.13%, 11/15/28	25,951	24,238,015
3.50%, 01/31/28	15,091	14,412,494
3.63%, 03/31/28	8,460	8,107,912
4.00%, 02/29/28	18,403	17,885,416
4.38%, 08/31/28	4,675	4,603,414
4.38%, 11/30/28	13,846	13,636,344
4.63%, 09/30/28	4,675	4,648,520
4.88%, 10/31/28	5,850	5,876,736
		460,699,143
Total Long-Term Investments — 98.2% (Cost: $471,425,216)		460,699,143
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	5,000,000	$5,000,000
Total Short-Term Securities — 1.1% (Cost: $5,000,000)		5,000,000
Total Investments — 99.3% (Cost: $476,425,216)		465,699,143
Other Assets Less Liabilities — 0.7%		3,455,122
Net Assets — 100.0%		$469,154,265

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,460,000	$3,540,000 (a)	$—	$—	$—	$5,000,000	5,000,000	$91,411	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$460,699,143	$—	$460,699,143
22
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2028 Term Treasury ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$5,000,000	$—	$—	$5,000,000
	$5,000,000	$460,699,143	$—	$465,699,143
See notes to financial statements.
Schedule of Investments
23

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2029 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.4%
U.S. Treasury Note/Bond
1.63%, 08/15/29	$11,288	$9,681,567
1.75%, 01/31/29	18,698	16,337,203
1.75%, 11/15/29	9,054	7,784,318
1.88%, 02/28/29	21,903	19,222,449
2.38%, 03/31/29	14,619	13,116,164
2.38%, 05/15/29	18,034	16,149,856
2.63%, 02/15/29	27,206	24,755,517
2.63%, 07/31/29	13,202	11,923,726
2.75%, 05/31/29	16,310	14,862,851
2.88%, 04/30/29	15,368	14,105,310
3.13%, 08/31/29	13,673	12,649,199
3.25%, 06/30/29	14,789	13,788,041
3.88%, 09/30/29	9,012	8,647,679
3.88%, 11/30/29	5,207	4,990,081
4.00%, 01/31/29	19,175	18,579,236
4.00%, 10/31/29	10,616	10,244,883
4.25%, 02/28/29	14,000	13,714,531
		230,552,611
Total Long-Term Investments — 98.4% (Cost: $235,543,051)		230,552,611
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	2,030,000	$2,030,000
Total Short-Term Securities — 0.9% (Cost: $2,030,000)		2,030,000
Total Investments — 99.3% (Cost: $237,573,051)		232,582,611
Other Assets Less Liabilities — 0.7%		1,572,190
Net Assets — 100.0%		$234,154,801

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$670,000	$1,360,000 (a)	$—	$—	$—	$2,030,000	2,030,000	$24,309 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$230,552,611	$—	$230,552,611
Short-Term Securities
Money Market Funds	2,030,000	—	—	2,030,000
	$2,030,000	$230,552,611	$—	$232,582,611
See notes to financial statements.
24
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2030 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.1%
U.S. Treasury Note/Bond
0.63%, 05/15/30	$36,597	$28,804,255
0.63%, 08/15/30	49,084	38,273,860
0.88%, 11/15/30	30,150	23,746,973
1.50%, 02/15/30	19,478	16,333,704
3.50%, 01/31/30	1,616	1,516,581
3.50%, 04/30/30	13,341	12,500,454
3.63%, 03/31/30	10,310	9,730,893
3.75%, 05/31/30	13,065	12,398,540
3.75%, 06/30/30	7,828	7,423,757
4.00%, 02/28/30	18,644	17,960,680
4.00%, 07/31/30	789	758,488
4.13%, 08/31/30	10,082	9,756,304
4.38%, 11/30/30	12,838	12,592,970
4.63%, 09/30/30	14,094	14,022,979
4.88%, 10/31/30	7,111	7,172,818
		212,993,256
Total Long-Term Investments — 98.1% (Cost: $220,875,207)		212,993,256
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	2,640,000	$2,640,000
Total Short-Term Securities — 1.2% (Cost: $2,640,000)		2,640,000
Total Investments — 99.3% (Cost: $223,515,207)		215,633,256
Other Assets Less Liabilities — 0.7%		1,468,401
Net Assets — 100.0%		$217,101,657

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,960,000	$680,000 (a)	$—	$—	$—	$2,640,000	2,640,000	$58,701 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$212,993,256	$—	$212,993,256
Short-Term Securities
Money Market Funds	2,640,000	—	—	2,640,000
	$2,640,000	$212,993,256	$—	$215,633,256
See notes to financial statements.
Schedule of Investments
25

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2031 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
1.13%, 02/15/31	$34,802	$27,723,328
1.25%, 08/15/31	38,987	30,795,003
1.38%, 11/15/31	37,758	29,867,642
1.63%, 05/15/31	36,104	29,545,965
4.00%, 01/31/31	18,763	17,996,993
4.13%, 03/31/31	13,000	12,557,188
4.25%, 02/28/31	13,393	13,039,146
4.63%, 04/30/31	12,000	11,943,750
5.38%, 02/15/31	414	432,427
		173,901,442
Total Long-Term Investments — 99.0% (Cost: $178,593,236)		173,901,442
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	400,000	$400,000
Total Short-Term Securities — 0.2% (Cost: $400,000)		400,000
Total Investments — 99.2% (Cost: $178,993,236)		174,301,442
Other Assets Less Liabilities — 0.8%		1,427,822
Net Assets — 100.0%		$175,729,264

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$480,000	$—	$(80,000)(a)	$—	$—	$400,000	400,000	$17,422 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$173,901,442	$—	$173,901,442
Short-Term Securities
Money Market Funds	400,000	—	—	400,000
	$400,000	$173,901,442	$—	$174,301,442
See notes to financial statements.
26
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2032 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.5%
U.S. Treasury Note/Bond
1.88%, 02/15/32	$55,111	$45,044,795
2.75%, 08/15/32	52,117	45,193,262
2.88%, 05/15/32	53,958	47,411,465
4.13%, 11/15/32	52,112	50,035,566
		187,685,088
Total Long-Term Investments — 98.5% (Cost: $197,125,700)		187,685,088
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	10,000	10,000
Total Short-Term Securities — 0.0% (Cost: $10,000)		10,000
Total Investments — 98.5% (Cost: $197,135,700)		187,695,088
Other Assets Less Liabilities — 1.5%		2,853,788
Net Assets — 100.0%		$190,548,876

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$120,000	$—	$(110,000)(a)	$—	$—	$10,000	10,000	$9,951	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$187,685,088	$—	$187,685,088
Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Dec 2032 Term Treasury ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$10,000	$—	$—	$10,000
	$10,000	$187,685,088	$—	$187,695,088
See notes to financial statements.
28
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Dec 2033 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.3%
U.S. Treasury Note/Bond
3.38%, 05/15/33	$41,608	$37,603,049
3.50%, 02/15/33	41,344	37,808,765
3.88%, 08/15/33	45,640	42,844,081
4.50%, 11/15/33	48,183	47,475,706
		165,731,601
Total Investments — 98.3% (Cost: $169,028,437)		165,731,601
Other Assets Less Liabilities — 1.7%		2,938,933
Net Assets — 100.0%		$168,670,534

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$30,000	$—	$(30,000)(b)	$—	$—	$—	—	$7,354 (c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$165,731,601	$—	$165,731,601
See notes to financial statements.
Schedule of Investments
29

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares iBonds Dec 2024 Term Treasury ETF	iShares iBonds Dec 2025 Term Treasury ETF	iShares iBonds Dec 2026 Term Treasury ETF	iShares iBonds Dec 2027 Term Treasury ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,300,047,592	$2,233,751,230	$1,022,916,359	$779,498,011
Investments, at value—affiliated(c)	1,747,553,256	218,022,456	13,120,000	8,280,000
Cash	101,027,129	7,167	3,497	7,653
Receivables:
Investments sold	—	19,450,918	3,644,334	3,709,188
Securities lending income—affiliated	101,698	16,297	1,541	—
Capital shares sold	—	73,201	58,349	308,202
Dividends—affiliated	445,875	59,701	53,141	30,762
Interest— unaffiliated	13,917,041	10,627,418	4,322,691	3,533,298
Total assets	4,163,092,591	2,482,008,388	1,044,119,912	795,367,114
LIABILITIES
Collateral on securities loaned, at value	1,116,223,256	201,452,456	—	—
Payables:
Investments purchased	197,268,180	10,161,620	—	225,950
Capital shares redeemed	3,379,843	—	—	—
Investment advisory fees	158,236	127,298	57,035	44,082
Total liabilities	1,317,029,515	211,741,374	57,035	270,032
Commitments and contingent liabilities
NET ASSETS	$2,846,063,076	$2,270,267,014	$1,044,062,877	$795,097,082
NET ASSETS CONSIST OF
Paid-in capital	$2,847,567,575	$2,287,169,156	$1,062,064,861	$811,412,651
Accumulated loss	(1,504,499)	(16,902,142)	(18,001,984)	(16,315,569)
NET ASSETS	$2,846,063,076	$2,270,267,014	$1,044,062,877	$795,097,082
NET ASSET VALUE
Shares outstanding	118,850,000	98,050,000	46,400,000	36,400,000
Net asset value	$23.95	$23.15	$22.50	$21.84
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,305,762,134	$2,252,519,260	$1,037,372,016	$793,963,850
(b) Securities loaned, at value	$1,087,685,674	$197,078,380	$—	$—
(c) Investments, at cost—affiliated	$1,747,553,256	$218,022,456	$13,120,000	$8,280,000
See notes to financial statements.
30
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares iBonds Dec 2028 Term Treasury ETF	iShares iBonds Dec 2029 Term Treasury ETF	iShares iBonds Dec 2030 Term Treasury ETF	iShares iBonds Dec 2031 Term Treasury ETF
ASSETS
Investments, at value—unaffiliated(a)	$460,699,143	$230,552,611	$212,993,256	$173,901,442
Investments, at value—affiliated(b)	5,000,000	2,030,000	2,640,000	400,000
Cash	1,878	3,330	309	2,180
Receivables:
Investments sold	755,145	13,810,992	273,395	24,952,774
Capital shares sold	47,745	9,582	—	—
Dividends— affiliated	19,494	6,808	9,656	1,823
Interest—unaffiliated	2,656,854	1,569,603	1,197,201	1,029,001
Total assets	469,180,259	247,982,926	217,113,817	200,287,220
LIABILITIES
Payables:
Investments purchased	—	13,815,346	—	24,548,174
Investment advisory fees	25,994	12,779	12,160	9,782
Total liabilities	25,994	13,828,125	12,160	24,557,956
Commitments and contingent liabilities
NET ASSETS	$469,154,265	$234,154,801	$217,101,657	$175,729,264
NET ASSETS CONSIST OF
Paid-in capital	$481,130,965	$242,696,735	$231,652,534	$183,781,749
Accumulated loss	(11,976,700)	(8,541,934)	(14,550,877)	(8,052,485)
NET ASSETS	$469,154,265	$234,154,801	$217,101,657	$175,729,264
NET ASSET VALUE
Shares outstanding	21,800,000	11,150,000	11,500,000	9,000,000
Net asset value	$21.52	$21.00	$18.88	$19.53
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$471,425,216	$235,543,051	$220,875,207	$178,593,236
(b) Investments, at cost—affiliated	$5,000,000	$2,030,000	$2,640,000	$400,000
See notes to financial statements.
Financial Statements
31

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares iBonds Dec 2032 Term Treasury ETF	iShares iBonds Dec 2033 Term Treasury ETF
ASSETS
Investments, at value—unaffiliated(a)	$187,685,088	$165,731,601
Investments, at value—affiliated(b)	10,000	—
Cash	1,323	3,812
Receivables:
Investments sold	632,319	623,891
Capital shares sold	181	602,977
Dividends— affiliated	390	341
Interest—unaffiliated	2,230,500	2,320,236
Total assets	190,559,801	169,282,858
LIABILITIES
Payables:
Investments purchased	—	602,912
Investment advisory fees	10,925	9,412
Total liabilities	10,925	612,324
Commitments and contingent liabilities
NET ASSETS	$190,548,876	$168,670,534
NET ASSETS CONSIST OF
Paid-in capital	$198,836,761	$171,635,813
Accumulated loss	(8,287,885)	(2,965,279)
NET ASSETS	$190,548,876	$168,670,534
NET ASSET VALUE
Shares outstanding	8,700,000	7,200,000
Net asset value	$21.90	$23.43
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$197,125,700	$169,028,437
(b) Investments, at cost—affiliated	$10,000	$—
See notes to financial statements.
32
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares iBonds Dec 2024 Term Treasury ETF	iShares iBonds Dec 2025 Term Treasury ETF	iShares iBonds Dec 2026 Term Treasury ETF	iShares iBonds Dec 2027 Term Treasury ETF
INVESTMENT INCOME
Dividends—affiliated	$1,622,681	$301,498	$190,893	$98,040
Interest—unaffiliated	62,525,622	43,324,250	17,047,700	12,929,730
Securities lending income—affiliated—net	442,808	28,704	2,084	—
Total investment income	64,591,111	43,654,452	17,240,677	13,027,770
EXPENSES
Investment advisory	975,854	685,769	282,226	217,324
Total expenses	975,854	685,769	282,226	217,324
Less:
Investment advisory fees waived	(26,088)	(5,079)	(3,220)	(1,649)
Total expenses after fees waived	949,766	680,690	279,006	215,675
Net investment income	63,641,345	42,973,762	16,961,671	12,812,095
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	2,707	(613,316)	(1,077,664)	(916,340)
In-kind redemptions—unaffiliated(a)	274,366	112,066	192,187	—
	277,073	(501,250)	(885,477)	(916,340)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	10,769,893	1,441,733	(4,973,133)	(6,328,770)
	10,769,893	1,441,733	(4,973,133)	(6,328,770)
Net realized and unrealized gain (loss)	11,046,966	940,483	(5,858,610)	(7,245,110)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,688,311	$43,914,245	$11,103,061	$5,566,985
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Financial Statements
33

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

	iShares iBonds Dec 2028 Term Treasury ETF	iShares iBonds Dec 2029 Term Treasury ETF	iShares iBonds Dec 2030 Term Treasury ETF	iShares iBonds Dec 2031 Term Treasury ETF
INVESTMENT INCOME
Dividends—affiliated	$91,411	$23,623	$58,583	$17,421
Interest—unaffiliated	7,696,793	3,757,970	3,888,414	3,123,504
Securities lending income—affiliated—net	—	686	118	1
Total investment income	7,788,204	3,782,279	3,947,115	3,140,926
EXPENSES
Investment advisory	130,461	63,573	68,262	55,203
Total expenses	130,461	63,573	68,262	55,203
Less:
Investment advisory fees waived	(1,542)	(398)	(990)	(295)
Total expenses after fees waived	128,919	63,175	67,272	54,908
Net investment income	7,659,285	3,719,104	3,879,843	3,086,018
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(611,803)	(953,155)	(1,475,989)	(4,420,944)
In-kind redemptions—unaffiliated(a)	181,947	278,134	424,674	796,648
	(429,856)	(675,021)	(1,051,315)	(3,624,296)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(3,490,399)	(258,892)	1,443,844	5,183,171
	(3,490,399)	(258,892)	1,443,844	5,183,171
Net realized and unrealized gain (loss)	(3,920,255)	(933,913)	392,529	1,558,875
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,739,030	$2,785,191	$4,272,372	$4,644,893
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
34
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

	iShares iBonds Dec 2032 Term Treasury ETF	iShares iBonds Dec 2033 Term Treasury ETF
INVESTMENT INCOME
Dividends—affiliated	$9,951	$7,119
Interest—unaffiliated	3,554,923	2,900,963
Securities lending income—affiliated—net	—	235
Total investment income	3,564,874	2,908,317
EXPENSES
Investment advisory	61,648	46,525
Total expenses	61,648	46,525
Less:
Investment advisory fees waived	(168)	(120)
Total expenses after fees waived	61,480	46,405
Net investment income	3,503,394	2,861,912
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(148,291)	138,666
In-kind redemptions—unaffiliated(a)	1,079,101	61,722
	930,810	200,388
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	348,393	(1,806,800)
	348,393	(1,806,800)
Net realized and unrealized gain (loss)	1,279,203	(1,606,412)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,782,597	$1,255,500
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Financial Statements
35

Statements of Changes in Net Assets

	iShares iBonds Dec 2024 Term Treasury ETF		iShares iBonds Dec 2025 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$63,641,345	$88,892,234	$42,973,762	$47,221,764
Net realized gain (loss)	277,073	(3,198,731)	(501,250)	(2,569,763)
Net change in unrealized appreciation (depreciation)	10,769,893	(6,146,884)	1,441,733	(13,929,502)
Net increase in net assets resulting from operations	74,688,311	79,546,619	43,914,245	30,722,499
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(62,652,523)(b)	(80,598,526)	(40,491,343)(b)	(42,238,905)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	187,286,343	1,921,500,871	734,332,811	1,205,217,958
NET ASSETS
Total increase in net assets	199,322,131	1,920,448,964	737,755,713	1,193,701,552
Beginning of period	2,646,740,945	726,291,981	1,532,511,301	338,809,749
End of period	$2,846,063,076	$2,646,740,945	$2,270,267,014	$1,532,511,301

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
36
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2026 Term Treasury ETF		iShares iBonds Dec 2027 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,961,671	$10,650,160	$12,812,095	$8,178,211
Net realized loss	(885,477)	(2,345,011)	(916,340)	(415,619)
Net change in unrealized appreciation (depreciation)	(4,973,133)	(3,660,714)	(6,328,770)	(5,386,794)
Net increase in net assets resulting from operations	11,103,061	4,644,435	5,566,985	2,375,798
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,695,448)(b)	(9,506,757)	(10,920,311)(b)	(7,507,384)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	578,880,938	351,955,716	520,315,630	148,717,984
NET ASSETS
Total increase in net assets	575,288,551	347,093,394	514,962,304	143,586,398
Beginning of period	468,774,326	121,680,932	280,134,778	136,548,380
End of period	$1,044,062,877	$468,774,326	$795,097,082	$280,134,778

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
37

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2028 Term Treasury ETF		iShares iBonds Dec 2029 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,659,285	$3,434,882	$3,719,104	$2,518,080
Net realized loss	(429,856)	(1,186,299)	(675,021)	(2,382,599)
Net change in unrealized appreciation (depreciation)	(3,490,399)	(3,907,232)	(258,892)	(1,714,708)
Net increase (decrease) in net assets resulting from operations	3,739,030	(1,658,649)	2,785,191	(1,579,227)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,673,922)(b)	(2,872,284)	(3,313,783)(b)	(2,223,361)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	273,478,915	168,503,725	115,473,796	84,641,970
NET ASSETS
Total increase in net assets	270,544,023	163,972,792	114,945,204	80,839,382
Beginning of period	198,610,242	34,637,450	119,209,597	38,370,215
End of period	$469,154,265	$198,610,242	$234,154,801	$119,209,597

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
38
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2030 Term Treasury ETF		iShares iBonds Dec 2031 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,879,843	$2,669,582	$3,086,018	$1,934,236
Net realized loss	(1,051,315)	(5,950,999)	(3,624,296)	(221,110)
Net change in unrealized appreciation (depreciation)	1,443,844	1,258,705	5,183,171	(8,099,270)
Net increase (decrease) in net assets resulting from operations	4,272,372	(2,022,712)	4,644,893	(6,386,144)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,648,327)(b)	(2,472,543)	(2,913,144)(b)	(1,586,102)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	67,748,897	78,845,916	56,133,664	111,725,174
NET ASSETS
Total increase in net assets	68,372,942	74,350,661	57,865,413	103,752,928
Beginning of period	148,728,715	74,378,054	117,863,851	14,110,923
End of period	$217,101,657	$148,728,715	$175,729,264	$117,863,851

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
39

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2032 Term Treasury ETF		iShares iBonds Dec 2033 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Period From 06/27/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,503,394	$2,469,924	$2,861,912	$370,634
Net realized gain (loss)	930,810	(193,309)	200,388	(466,156)
Net change in unrealized appreciation (depreciation)	348,393	(9,437,928)	(1,806,800)	(1,490,036)
Net increase (decrease) in net assets resulting from operations	4,782,597	(7,161,313)	1,255,500	(1,585,558)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(3,306,452)(c)	(2,038,743)	(2,486,652)(c)	(148,569)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	53,779,700	139,949,762	100,957,710	70,678,103
NET ASSETS
Total increase in net assets	55,255,845	130,749,706	99,726,558	68,943,976
Beginning of period	135,293,031	4,543,325	68,943,976	—
End of period	$190,548,876	$135,293,031	$168,670,534	$68,943,976

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
40
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20(a) to 10/31/20
Net asset value, beginning of period	$23.84	$23.85	$25.54	$25.93	$25.04
Net investment income(b)	0.54	1.02	0.59	0.12	0.12
Net realized and unrealized gain (loss)(c)	0.11	(0.09)	(1.97)	(0.35)	0.87
Net increase (decrease) from investment operations	0.65	0.93	(1.38)	(0.23)	0.99
Distributions(d)
From net investment income	(0.54)(e)	(0.94)	(0.31)	(0.14)	(0.10)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.54)	(0.94)	(0.31)	(0.16)	(0.10)
Net asset value, end of period	$23.95	$23.84	$23.85	$25.54	$25.93
Total Return(f)
Based on net asset value	2.71%(g)	3.98%	(5.43)%	(0.90)%	3.95%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Net investment income	4.57%(i)	4.30%	2.45%	0.46%	0.69%(i)
Supplemental Data
Net assets, end of period (000)	$2,846,063	$2,646,741	$726,292	$47,257	$12,964
Portfolio turnover rate(j)	5%	7%	63%	112%	7%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Statements
41

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20(a) to 10/31/20
Net asset value, beginning of period	$23.08	$23.21	$25.44	$26.07	$25.07
Net investment income(b)	0.51	0.96	0.55	0.15	0.13
Net realized and unrealized gain (loss)(c)	0.05	(0.21)	(2.48)	(0.62)	0.97
Net increase (decrease) from investment operations	0.56	0.75	(1.93)	(0.47)	1.10
Distributions from net investment income(d)	(0.49)(e)	(0.88)	(0.30)	(0.16)	(0.10)
Net asset value, end of period	$23.15	$23.08	$23.21	$25.44	$26.07
Total Return(f)
Based on net asset value	2.48%(g)	3.28%	(7.64)%	(1.83)%	4.39%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Net investment income	4.39%(i)	4.12%	2.30%	0.58%	0.71%(i)
Supplemental Data
Net assets, end of period (000)	$2,270,267	$1,532,511	$338,810	$21,623	$15,642
Portfolio turnover rate(j)	2%	15%	63%	15%	2%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
42
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20(a) to 10/31/20
Net asset value, beginning of period	$22.43	$22.53	$25.33	$26.15	$25.02
Net investment income(b)	0.47	0.85	0.50	0.16	0.12
Net realized and unrealized gain (loss)(c)	0.04	(0.17)	(2.95)	(0.82)	1.11
Net increase (decrease) from investment operations	0.51	0.68	(2.45)	(0.66)	1.23
Distributions from net investment income(d)	(0.44)(e)	(0.78)	(0.35)	(0.16)	(0.10)
Net asset value, end of period	$22.50	$22.43	$22.53	$25.33	$26.15
Total Return(f)
Based on net asset value	2.27%(g)	3.01%	(9.70)%	(2.55)%	4.90%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Net investment income	4.21%(i)	3.76%	2.11%	0.62%	0.69%(i)
Supplemental Data
Net assets, end of period (000)	$1,044,063	$468,774	$121,681	$16,462	$22,230
Portfolio turnover rate(j)	7%	29%	76%	41%	5%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Statements
43

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20(a) to 10/31/20
Net asset value, beginning of period	$21.72	$22.02	$25.15	$26.19	$25.05
Net investment income(b)	0.45	0.85	0.45	0.20	0.12
Net realized and unrealized gain (loss)(c)	0.09	(0.37)	(3.24)	(1.06)	1.11
Net increase (decrease) from investment operations	0.54	0.48	(2.79)	(0.86)	1.23
Distributions from net investment income(d)	(0.42)(e)	(0.78)	(0.34)	(0.18)	(0.09)
Net asset value, end of period	$21.84	$21.72	$22.02	$25.15	$26.19
Total Return(f)
Based on net asset value	2.50%(g)	2.13%	(11.18)%	(3.31)%	4.92%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Net investment income	4.13%(i)	3.82%	1.92%	0.78%	0.66%(i)
Supplemental Data
Net assets, end of period (000)	$795,097	$280,135	$136,548	$31,443	$14,405
Portfolio turnover rate(j)	6%	10%	58%	18%	45%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
44
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20(a) to 10/31/20
Net asset value, beginning of period	$21.36	$21.65	$25.14	$26.30	$25.14
Net investment income(b)	0.45	0.76	0.36	0.21	0.13
Net realized and unrealized gain (loss)(c)	0.13	(0.39)	(3.54)	(1.17)	1.13
Net increase (decrease) from investment operations	0.58	0.37	(3.18)	(0.96)	1.26
Distributions from net investment income(d)	(0.42)(e)	(0.66)	(0.31)	(0.20)	(0.10)
Net asset value, end of period	$21.52	$21.36	$21.65	$25.14	$26.30
Total Return(f)
Based on net asset value	2.71%(g)	1.62%	(12.70)%	(3.71)%	5.01%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Net investment income	4.11%(i)	3.47%	1.54%	0.83%	0.71%(i)
Supplemental Data
Net assets, end of period (000)	$469,154	$198,610	$34,637	$18,852	$14,467
Portfolio turnover rate(j)	2%	15%	34%	73%	10%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Statements
45

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20(a) to 10/31/20
Net asset value, beginning of period	$20.73	$21.32	$25.02	$26.27	$25.04
Net investment income(b)	0.44	0.78	0.39	0.19	0.14
Net realized and unrealized gain (loss)(c)	0.24	(0.65)	(3.81)	(1.25)	1.20
Net increase (decrease) from investment operations	0.68	0.13	(3.42)	(1.06)	1.34
Distributions from net investment income(d)	(0.41)(e)	(0.72)	(0.28)	(0.19)	(0.11)
Net asset value, end of period	$21.00	$20.73	$21.32	$25.02	$26.27
Total Return(f)
Based on net asset value	3.24%(g)	0.55%	(13.72)%	(4.08)%	5.35%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Net investment income	4.10%(i)	3.63%	1.68%	0.74%	0.78%(i)
Supplemental Data
Net assets, end of period (000)	$234,155	$119,210	$38,370	$17,512	$23,645
Portfolio turnover rate(j)	16%	34%	51%	0%(k)	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
46
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 07/14/20(a) to 10/31/20
Net asset value, beginning of period	$18.59	$19.32	$23.28	$24.58	$25.06
Net investment income(b)	0.38	0.58	0.49	0.20	0.04
Net realized and unrealized gain (loss)(c)	0.28	(0.73)	(4.11)	(1.32)	(0.49)
Net increase (decrease) from investment operations	0.66	(0.15)	(3.62)	(1.12)	(0.45)
Distributions from net investment income(d)	(0.37)(e)	(0.58)	(0.34)	(0.18)	(0.03)
Net asset value, end of period	$18.88	$18.59	$19.32	$23.28	$24.58
Total Return(f)
Based on net asset value	3.51%(g)	(0.88)%	(15.69)%	(4.58)%	(1.81)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%(i)	0.07%(i)	0.07%(i)	0.07%(i)
Net investment income	3.98%(i)	2.99%	2.36%	0.83%	0.53%(i)
Supplemental Data
Net assets, end of period (000)	$217,102	$148,729	$74,378	$3,493	$2,458
Portfolio turnover rate(j)	16%	43%	0%(k)	37%	36%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 1%.
See notes to financial statements.
Financial Statements
47

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Period From 07/13/21(a) to 10/31/21
Net asset value, beginning of period	$19.16	$20.16	$24.65	$24.91
Net investment income(b)	0.39	0.69	0.55	0.10
Net realized and unrealized gain (loss)(c)	0.36	(1.07)	(4.63)	(0.30)
Net increase (decrease) from investment operations	0.75	(0.38)	(4.08)	(0.20)
Distributions(d)
From net investment income	(0.38)(e)	(0.62)	(0.39)	(0.06)
From net realized gain	—	—	(0.02)	—
Total distributions	(0.38)	(0.62)	(0.41)	(0.06)
Net asset value, end of period	$19.53	$19.16	$20.16	$24.65
Total Return(f)
Based on net asset value	3.84%(g)	(2.03)%	(16.73)%	(0.81)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%	0.07%	0.07%(i)
Net investment income	3.91%(i)	3.38%	2.54%	1.29%(i)
Supplemental Data
Net assets, end of period (000)	$175,729	$117,864	$14,111	$2,465
Portfolio turnover rate(j)	34%	0%(k)	10%	26%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
48
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2032 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period From 07/06/22(a) to 10/31/22
Net asset value, beginning of period	$21.48	$22.72	$24.88
Net investment income(b)	0.45	0.84	0.23
Net realized and unrealized gain (loss)(c)	0.40	(1.33)	(2.25)
Net increase (decrease) from investment operations	0.85	(0.49)	(2.02)
Distributions from net investment income(d)	(0.43)(e)	(0.75)	(0.14)
Net asset value, end of period	$21.90	$21.48	$22.72
Total Return(f)
Based on net asset value	3.97%(g)	(2.37)%	(8.16)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%	0.07%(i)
Net investment income	3.98%(i)	3.67%	2.97%(i)
Supplemental Data
Net assets, end of period (000)	$190,549	$135,293	$4,543
Portfolio turnover rate(j)	1%	13%	47%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Statements
49

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2033 Term Treasury ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 06/27/23(a) to 10/31/23
Net asset value, beginning of period	$22.98	$25.00
Net investment income(b)	0.52	0.35
Net realized and unrealized gain (loss)(c)	0.41	(2.19)
Net increase (decrease) from investment operations	0.93	(1.84)
Distributions from net investment income(d)	(0.48)(e)	(0.18)
Net asset value, end of period	$23.43	$22.98
Total Return(f)
Based on net asset value	3.96%(g)	(7.38)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%(i)
Net investment income	4.31%(i)	4.18%(i)
Supplemental Data
Net assets, end of period (000)	$168,671	$68,944
Portfolio turnover rate(j)	27%	55%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
50
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Dec 2024 Term Treasury	Diversified
iBonds Dec 2025 Term Treasury	Diversified
iBonds Dec 2026 Term Treasury	Diversified
iBonds Dec 2027 Term Treasury	Diversified
iBonds Dec 2028 Term Treasury	Diversified
iBonds Dec 2029 Term Treasury	Diversified
iBonds Dec 2030 Term Treasury	Diversified
iBonds Dec 2031 Term Treasury	Diversified
iBonds Dec 2032 Term Treasury	Diversified
iBonds Dec 2033 Term Treasury	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment  Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT  VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g.,
Notes to Financial Statements
51

Notes to Financial Statements (unaudited) (continued)
recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral
52
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2024 Term Treasury
J.P. Morgan Securities LLC	$1,087,685,674	$(1,087,685,674)	$—	$—
iBonds Dec 2025 Term Treasury
J.P. Morgan Securities LLC	$197,078,380	$(197,078,380)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2024 Term Treasury	$26,088
iBonds Dec 2025 Term Treasury	5,079
iBonds Dec 2026 Term Treasury	3,220
iBonds Dec 2027 Term Treasury	1,649
iBonds Dec 2028 Term Treasury	1,542
iBonds Dec 2029 Term Treasury	398
iBonds Dec 2030 Term Treasury	990
iBonds Dec 2031 Term Treasury	295
iBonds Dec 2032 Term Treasury	168
iBonds Dec 2033 Term Treasury	120
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.
Notes to Financial Statements
53

Notes to Financial Statements (unaudited) (continued)
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds Dec 2024 Term Treasury	$170,129
iBonds Dec 2025 Term Treasury	12,272
iBonds Dec 2026 Term Treasury	633
iBonds Dec 2029 Term Treasury	217
iBonds Dec 2030 Term Treasury	47
iBonds Dec 2033 Term Treasury	101
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Dec 2024 Term Treasury	$108,042,371	$849,025,700
iBonds Dec 2025 Term Treasury	30,018,800	44,932,597
iBonds Dec 2026 Term Treasury	59,875,274	75,860,895
iBonds Dec 2027 Term Treasury	37,448,574	49,331,751
iBonds Dec 2028 Term Treasury	8,939,079	12,871,621
iBonds Dec 2029 Term Treasury	29,182,110	30,654,890
iBonds Dec 2030 Term Treasury	31,321,975	31,853,795
iBonds Dec 2031 Term Treasury	53,271,917	54,733,852
iBonds Dec 2032 Term Treasury	1,446,282	2,204,626
iBonds Dec 2033 Term Treasury	35,010,899	35,628,887
54
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2024 Term Treasury	$469,622,595	$280,500,435
iBonds Dec 2025 Term Treasury	754,277,907	28,683,639
iBonds Dec 2026 Term Treasury	587,856,605	15,686,448
iBonds Dec 2027 Term Treasury	515,438,657	—
iBonds Dec 2028 Term Treasury	280,337,836	10,723,497
iBonds Dec 2029 Term Treasury	119,520,687	5,389,596
iBonds Dec 2030 Term Treasury	80,637,084	14,221,645
iBonds Dec 2031 Term Treasury	73,775,785	18,126,980
iBonds Dec 2032 Term Treasury	81,117,095	27,919,589
iBonds Dec 2033 Term Treasury	100,931,162	1,203,992
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
iBonds Dec 2024 Term Treasury	$(7,072,963)
iBonds Dec 2025 Term Treasury	(5,993,028)
iBonds Dec 2026 Term Treasury	(6,379,378)
iBonds Dec 2027 Term Treasury	(3,711,632)
iBonds Dec 2028 Term Treasury	(2,436,608)
iBonds Dec 2029 Term Treasury	(3,674,248)
iBonds Dec 2030 Term Treasury	(6,367,110)
iBonds Dec 2031 Term Treasury	(319,672)
iBonds Dec 2032 Term Treasury	(342,920)
iBonds Dec 2033 Term Treasury	(466,156)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2024 Term Treasury	$4,053,315,390	$—	$(5,714,542)	$(5,714,542)
iBonds Dec 2025 Term Treasury	2,470,541,716	—	(18,768,030)	(18,768,030)
iBonds Dec 2026 Term Treasury	1,050,492,016	—	(14,455,657)	(14,455,657)
iBonds Dec 2027 Term Treasury	802,243,850	—	(14,465,839)	(14,465,839)
iBonds Dec 2028 Term Treasury	476,425,216	—	(10,726,073)	(10,726,073)
iBonds Dec 2029 Term Treasury	237,573,051	—	(4,990,440)	(4,990,440)
iBonds Dec 2030 Term Treasury	223,515,207	772	(7,882,723)	(7,881,951)
iBonds Dec 2031 Term Treasury	178,995,136	—	(4,693,694)	(4,693,694)
iBonds Dec 2032 Term Treasury	197,211,334	—	(9,516,246)	(9,516,246)
iBonds Dec 2033 Term Treasury	169,028,437	—	(3,296,836)	(3,296,836)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events
Notes to Financial Statements
55

Notes to Financial Statements (unaudited) (continued)
such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2024 Term Treasury
Shares sold	20,100,000	$479,443,072	89,650,000	$2,138,309,056
Shares redeemed	(12,250,000)	(292,156,729)	(9,100,000)	(216,808,185)
	7,850,000	$187,286,343	80,550,000	$1,921,500,871
56
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2025 Term Treasury
Shares sold	32,900,000	$763,303,621	60,250,000	$1,400,600,895
Shares redeemed	(1,250,000)	(28,970,810)	(8,450,000)	(195,382,937)
	31,650,000	$734,332,811	51,800,000	$1,205,217,958
iBonds Dec 2026 Term Treasury
Shares sold	26,200,000	$594,772,631	16,600,000	$377,080,574
Shares redeemed	(700,000)	(15,891,693)	(1,100,000)	(25,124,858)
	25,500,000	$578,880,938	15,500,000	$351,955,716
iBonds Dec 2027 Term Treasury
Shares sold	23,500,000	$520,315,630	9,200,000	$204,037,260
Shares redeemed	—	—	(2,500,000)	(55,319,276)
	23,500,000	$520,315,630	6,700,000	$148,717,984
iBonds Dec 2028 Term Treasury
Shares sold	13,000,000	$284,370,071	8,950,000	$195,800,219
Shares redeemed	(500,000)	(10,891,156)	(1,250,000)	(27,296,494)
	12,500,000	$273,478,915	7,700,000	$168,503,725
iBonds Dec 2029 Term Treasury
Shares sold	5,650,000	$120,903,852	4,050,000	$86,801,211
Shares redeemed	(250,000)	(5,430,056)	(100,000)	(2,159,241)
	5,400,000	$115,473,796	3,950,000	$84,641,970
iBonds Dec 2030 Term Treasury
Shares sold	4,250,000	$82,213,776	7,150,000	$138,668,133
Shares redeemed	(750,000)	(14,464,879)	(3,000,000)	(59,822,217)
	3,500,000	$67,748,897	4,150,000	$78,845,916
iBonds Dec 2031 Term Treasury
Shares sold	3,750,000	$74,406,357	6,700,000	$137,269,008
Shares redeemed	(900,000)	(18,272,693)	(1,250,000)	(25,543,834)
	2,850,000	$56,133,664	5,450,000	$111,725,174
iBonds Dec 2032 Term Treasury
Shares sold	3,650,000	$81,977,050	7,150,000	$163,243,790
Shares redeemed	(1,250,000)	(28,197,350)	(1,050,000)	(23,294,028)
	2,400,000	$53,779,700	6,100,000	$139,949,762

	Six Months Ended 04/30/24		Period Ended 10/31/23(a)
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2033 Term Treasury
Shares sold	4,250,000	$102,177,100	3,000,000	$70,678,103
Shares redeemed	(50,000)	(1,219,390)	—	—
	4,200,000	$100,957,710	3,000,000	$70,678,103

(a)	The Fund commenced operations on June 27, 2023.
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
57

Notes to Financial Statements (unaudited) (continued)
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
58
2024 iShares Semi-Annual Report to Shareholders

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2024 Term Treasury ETF, iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF, iShares iBonds Dec 2030 Term Treasury ETF, iShares iBonds Dec 2031 Term Treasury ETF, iShares iBonds Dec 2032 Term Treasury ETF and iShares iBonds Dec 2033 Term Treasury ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
Statement Regarding Liquidity Risk Management Program
59

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
60
2024 iShares Semi-Annual Report to Shareholders

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 •  Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
General Information
61

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1024-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares 20+ Year Treasury Bond BuyWrite Strategy ETF | TLTW | Cboe BZX
• iShares High Yield Corporate Bond BuyWrite Strategy ETF | HYGW | Cboe BZX
• iShares Investment Grade Corporate Bond BuyWrite Strategy ETF | LQDW | Cboe BZX
• iShares Russell 2000 BuyWrite ETF | IWMW | Cboe BZX
• iShares S&P 500 BuyWrite ETF | IVVW | Cboe BZX

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF
Investment Objective
The iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares 20+ Year Treasury Bond ETF while writing (selling) one-month call options to generate income as represented by the Cboe TLT 2% OTM BuyWrite Index (the "Index").The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.70%	(14.44)%	(10.62)%	(14.44)%	(17.39)%
Fund Market	0.72	(14.37)	(10.58)	(14.37)	(17.32)
Index	1.17	(13.86)	(9.97)	(13.86)	(16.36)
The inception date of the Fund was August 18, 2022. The first day of secondary market trading was August 22, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,007.00	$1.00	$1,000.00	$1,023.90	$1.01	0.20%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	99.5%
Short-term Investments	0.8
Options Written	(0.3)
MATURITY ALLOCATION (of the UNDERLYING FUND)
Maturity	Percent of Total Investments(a)
15-20 Years	1.2%
20-25 Years	37.0
25-30 Years	61.7

(a)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® High Yield Corporate Bond BuyWrite Strategy ETF
Investment Objective
The iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares iBoxx $ High Yield Corporate Bond ETF while writing (selling) one-month call options to generate income as represented by the Cboe HYG BuyWrite Index (the "Index").The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.25%	4.88%	4.71%	4.88%	8.15%
Fund Market	5.12	4.78	4.66	4.78	8.06
Index	4.99	4.96	5.04	4.96	8.73
The inception date of the Fund was August 18, 2022. The first day of secondary market trading was August 22, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,052.50	$1.02	$1,000.00	$1,023.90	$1.01	0.20%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	0.7
Options Written	(0.5)
MATURITY ALLOCATION (of the UNDERLYING FUND)
Maturity	Percent of Total Investments(a)
0-1 Year	0.3%
1-5 Years	56.1
5-10 Years	41.9
10-15 Years	0.2
More than 20 Years	1.5

(a)	Excludes money market funds.
Fund Summary
5

Fund Summary as of April 30, 2024
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF
Investment Objective
The iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares iBoxx $ Investment Grade Corporate Bond ETF while writing (selling) one-month call options to generate income as represented by the Cboe LQD BuyWrite Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.88%	(2.64)%	(2.94)%	(2.64)%	(4.95)%
Fund Market	1.70	(2.78)	(3.00)	(2.78)	(5.05)
Index	2.20	(2.25)	(2.49)	(2.25)	(4.20)
The inception date of the Fund was August 18, 2022. The first day of secondary market trading was August 22, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,018.80	$1.00	$1,000.00	$1,023.90	$1.01	0.20%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	98.7%
Short-term Investments	2.0
Options Written	(0.7)
CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)
Credit Rating(a)	Percent of Total Investment(b)
Aaa	2.3%
Aa	4.9
A	51.1
Baa	38.4
Ba	2.4
Not Rated	0.9

(a)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors
Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.
6
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® Russell 2000 BuyWrite ETF
Investment Objective
The iShares Russell 2000 BuyWrite ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares Russell 2000 ETF while writing (selling) one-month call options to generate income as represented by the Cboe FTSE Russell IWM 2% OTM BuyWrite Index (the index").The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Performance
Cumulative Total Returns
Since Inception
Fund NAV	(1.84)%
Fund Market	(1.84)
Index	(1.82)
The inception date of the Fund was March 14, 2024. The first day of secondary market trading was March 18, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (03/14/24)(a)	Ending Account Value (04/30/24)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(b)	Annualized Expense Ratio
$1,000.00	$981.60	$0.25	$1,000.00	$1,023.90	$1.01	0.20%

(a)	Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 47/366 for actual expenses and 182/366 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the
Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	99.7%
Short-term Investments	0.3
Options Written	(1.6)
Other assets less liabilities	1.6
SECTOR ALLOCATION (of the UNDERLYING FUND)
Sector	Percent of Total Investment(a)
Industrials	17.5%
Financials	16.2
Health Care	15.0
Information Technology	14.7
Consumer Discretionary	10.5
Energy	7.5
Real Estate	5.7
Materials	4.8
Consumer Staples	3.3
Utilities	2.6
Communication Services	2.2

(a)	Excludes money market funds.
Fund Summary
7

Fund Summary as of April 30, 2024
iShares® S&P 500 BuyWrite ETF
Investment Objective
The iShares S&P 500 BuyWrite ETF  (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares Core S&P 500 ETF while writing (selling) one-month call options to generate income as represented by the Cboe S&P 500 Enhanced 1% OTM BuyWrite Index (the "Index").The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Performance
Cumulative Total Returns
Since Inception
Fund NAV	(0.77)%
Fund Market	(0.75)
Index	(0.87)
The inception date of the Fund was March 14, 2024. The first day of secondary market trading was March 18, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (03/14/24)(a)	Ending Account Value (04/30/24)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(b)	Annualized Expense Ratio
$1,000.00	$992.30	$0.28	$1,000.00	$1,023.80	$1.11	0.22%

(a)	Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 47/366 for actual expenses and 182/366 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the
Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	99.2%
Short-term Investments	0.4
Options Written	(0.9)
Other assets less liabilities	1.3
SECTOR ALLOCATION (of the UNDERLYING FUND)
Sector	Percent of Total Investment(a)
Information Technology	29.2%
Financials	13.1
Health Care	12.3
Consumer Discretionary	10.3
Communication Services	9.1
Industrials	8.8
Consumer Staples	6.2
Energy	4.1
Materials	2.4
Utilities	2.3
Real Estate	2.2

(a)	Excludes money market funds.
8
2024 iShares Semi-Annual Report to Shareholders

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
About Fund Performance/Disclosure of Expenses
9

Schedule of Investments (unaudited)
April 30, 2024
iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.5%
iShares 20+ Year Treasury Bond ETF(a)(b)	9,417,844	$830,842,198
Total Investment Companies (Cost: $922,754,136)		830,842,198
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	6,990,000	6,990,000
Total Short-Term Securities — 0.8% (Cost: $6,990,000)		6,990,000
Total Investments Before Options Written — 100.3% (Cost: $ 929,744,136)		837,832,198
Options Written — (0.3)% (Premiums Received: $ (5,535,093))		(2,628,075)
Total Investments, Net of Options Written — 100.0% (Cost: $924,209,043)		835,204,123
Liabilities in Excess of Other Assets — 0.0%		(128,098)
Net Assets — 100.0%		$835,076,025

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$9,740,000	$—	$(2,750,000)(a)	$—	$—	$6,990,000	6,990,000	$157,509	$—
iShares 20+ Year Treasury Bond ETF	644,567,288	339,351,099	(183,316,705)	(7,169,436)	37,409,952	830,842,198	9,417,844	16,454,633	—
				$(7,169,436)	$37,409,952	$837,832,198		$16,612,142	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares 20+ Year Treasury Bond ETF	94,178	05/17/24	USD	91.00	USD	830,838	$(2,628,075)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$2,907,018	$—	$(2,628,075)
10
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$2,628,075	$—	$—	$—	$2,628,075
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Options written	$—	$—	$(52,660,102)	$—	$—	$—	$(52,660,102)
Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$612,057	$—	$—	$—	$612,057
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$6,160,470
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$830,842,198	$—	$—	$830,842,198
Short-Term Securities
Money Market Funds	6,990,000	—	—	6,990,000
	$837,832,198	$—	$—	$837,832,198
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,628,075)	$—	$(2,628,075)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
11

Schedule of Investments (unaudited)
April 30, 2024
iShares® High Yield Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.8%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	831,483	$63,433,838
Total Investment Companies (Cost: $62,618,256)		63,433,838
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	430,000	430,000
Total Short-Term Securities — 0.7% (Cost: $430,000)		430,000
Total Investments Before Options Written — 100.5% (Cost: $ 63,048,256)		63,863,838
Options Written — (0.5)% (Premiums Received: $ (297,416))		(310,148)
Total Investments, Net of Options Written — 100.0% (Cost: $62,750,840)		63,553,690
Other Assets Less Liabilities — 0.0%		352
Net Assets — 100.0%		$63,554,042

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$430,000	$0 (a)	$—	$—	$—	$430,000	430,000	$8,433	$—
iShares iBoxx $ High Yield Corporate Bond ETF	43,792,221	21,166,325	(3,622,918)	60,823	2,037,387	63,433,838	831,483	1,607,034	—
				$60,823	$2,037,387	$63,863,838		$1,615,467	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	8,314	05/17/24	USD	76.00	USD	63,428	$(310,148)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$—	$(12,732)	$(310,148)
12
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® High Yield Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$310,148	$—	$—	$—	$310,148
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Options written	$—	$—	$(1,225,863)	$—	$—	$—	$(1,225,863)
Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$86,319	$—	$—	$—	$86,319
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$338,800
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$63,433,838	$—	$—	$63,433,838
Short-Term Securities
Money Market Funds	430,000	—	—	430,000
	$63,863,838	$—	$—	$63,863,838
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(310,148)	$—	$(310,148)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
13

Schedule of Investments (unaudited)
April 30, 2024
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 98.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	1,543,391	$162,040,621
Total Investment Companies (Cost: $163,428,880)		162,040,621
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	3,260,000	3,260,000
Total Short-Term Securities — 2.0% (Cost: $3,260,000)		3,260,000
Total Investments Before Options Written — 100.7% (Cost: $ 166,688,880)		165,300,621
Options Written — (0.7)% (Premiums Received: $ (1,493,488))		(1,185,336)
Total Investments, Net of Options Written — 100.0% (Cost: $165,195,392)		164,115,285
Liabilities in Excess of Other Assets — 0.0%		(10,228)
Net Assets — 100.0%		$164,105,057

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,130,000	$1,130,000 (a)	$—	$—	$—	$3,260,000	3,260,000	$45,060	$—
iShares iBoxx $ Investment Grade Corpo- rate Bond ETF	172,966,166	23,883,327	(45,680,133)	753,835	10,117,426	162,040,621	1,543,391	3,823,553	—
				$753,835	$10,117,426	$165,300,621		$3,868,613	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,433	05/17/24	USD	105.00	USD	162,031	$(1,185,336)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$308,152	$—	$(1,185,336)
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$1,185,336	$—	$—	$—	$1,185,336
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Options written	$—	$—	$(11,526,582)	$—	$—	$—	$(11,526,582)
Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$131,553	$—	$—	$—	$131,553
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$1,689,676
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$162,040,621	$—	$—	$162,040,621
Short-Term Securities
Money Market Funds	3,260,000	—	—	3,260,000
	$165,300,621	$—	$—	$165,300,621
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,185,336)	$—	$(1,185,336)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
15

Schedule of Investments (unaudited)
April 30, 2024
iShares® Russell 2000 BuyWrite ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.7%
iShares Russell 2000 ETF(a)(b)	77,565	$15,194,984
Total Investment Companies (Cost: $15,699,108)		15,194,984
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	40,000	40,000
Total Short-Term Securities — 0.3% (Cost: $40,000)		40,000
Total Investments Before Options Written — 100.0% (Cost: $ 15,739,108)		15,234,984
Options Written — (1.6)% (Premiums Received: $ (245,309))		(245,480)
Total Investments, Net of Options Written — 98.4% (Cost: $15,493,799)		14,989,504
Other Assets Less Liabilities — 1.6%		242,172
Net Assets — 100.0%		$15,231,676

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/14/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$40,000 (b)	$—	$—	$—	$40,000	40,000	$1,205	$—
iShares Russell 2000 ETF	—	15,761,245	(62,776)	639	(504,124)	15,194,984	77,565	38,118	—
				$639	$(504,124)	$15,234,984		$39,323	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Russell 2000 Index	76	05/17/24	USD	1,985.00	USD	1,489	$(245,480)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$—	$(171)	$(245,480)
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Russell 2000 BuyWrite ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$245,480	$—	$—	$—	$245,480
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Options written	$—	$—	$163,498	$—	$—	$—	$163,498
Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$(171)	$—	$—	$—	$(171)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$245,480
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$15,194,984	$—	$—	$15,194,984
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$15,234,984	$—	$—	$15,234,984
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(245,480)	$—	$—	$(245,480)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
17

Schedule of Investments (unaudited)
April 30, 2024
iShares® S&P 500 BuyWrite ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.2%
iShares Core S&P 500 ETF(a)(b)	32,640	$16,464,922
Total Investment Companies (Cost: $16,912,320)		16,464,922
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	70,000	70,000
Total Short-Term Securities — 0.4% (Cost: $70,000)		70,000
Total Investments Before Options Written — 99.6% (Cost: $ 16,982,320)		16,534,922
Options Written — (0.9)% (Premiums Received: $ (211,929))		(143,840)
Total Investments, Net of Options Written — 98.7% (Cost: $16,770,391)		16,391,082
Other Assets Less Liabilities — 1.3%		217,505
Net Assets — 100.0%		$16,608,587

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/14/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$70,000 (b)	$—	$—	$—	$70,000	70,000	$966	$—
iShares Core S&P 500 ETF	—	16,912,320	—	—	(447,398)	16,464,922	32,640	47,961	—
				$—	$(447,398)	$16,534,922		$48,927	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	32	05/17/24	USD	5,070.00	USD	1,614	$(143,840)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$68,089	$—	$(143,840)
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® S&P 500 BuyWrite ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$143,840	$—	$—	$—	$143,840
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Options written	$—	$—	$188,692	$—	$—	$—	$188,692
Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$68,089	$—	$—	$—	$68,089
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$143,840
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$16,464,922	$—	$—	$16,464,922
Short-Term Securities
Money Market Funds	70,000	—	—	70,000
	$16,534,922	$—	$—	$16,534,922
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(143,840)	$—	$—	$(143,840)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
19

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	iShares Russell 2000 BuyWrite ETF
ASSETS
Investments, at value—affiliated(a)	$837,832,198	$63,863,838	$165,300,621	$15,234,984
Cash	9,276	9,301	6,772	—
Receivables:
Options written	—	—	—	245,309
Dividends— affiliated	20,055	1,480	10,663	761
Total assets	837,861,529	63,874,619	165,318,056	15,481,054
LIABILITIES
Bank overdraft	—	—	—	1,361
Options written, at value(b)	2,628,075	310,148	1,185,336	245,480
Payables:
Capital shares redeemed	8,936	—	—	—
Investment advisory fees	142,537	10,429	27,663	2,537
Options written	5,956	—	—	—
Total liabilities	2,785,504	320,577	1,212,999	249,378
Commitments and contingent liabilities
NET ASSETS	$835,076,025	$63,554,042	$164,105,057	$15,231,676
NET ASSETS CONSIST OF
Paid-in capital	$1,044,426,588	$66,149,694	$188,076,143	$15,735,544
Accumulated loss	(209,350,563)	(2,595,652)	(23,971,086)	(503,868)
NET ASSETS	$835,076,025	$63,554,042	$164,105,057	$15,231,676
NET ASSET VALUE
Shares outstanding	33,450,000	1,925,000	5,800,000	320,000
Net asset value	$24.96	$33.02	$28.29	$47.60
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—affiliated	$929,744,136	$63,048,256	$166,688,880	$15,739,108
(b) Premiums received	5,535,093	297,416	1,493,488	245,309
See notes to financial statements.
20
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

iShares S&P 500 BuyWrite ETF
ASSETS
Investments, at value—affiliated(a)	$16,534,922
Cash	8,074
Receivables:
Options written	211,929
Dividends— affiliated	521
Total assets	16,755,446
LIABILITIES
Options written, at value(b)	143,840
Payables:
Investment advisory fees	3,019
Total liabilities	146,859
Commitments and contingent liabilities
NET ASSETS	$16,608,587
NET ASSETS CONSIST OF
Paid-in capital	$16,982,442
Accumulated loss	(373,855)
NET ASSETS	$16,608,587
NET ASSET VALUE
Shares outstanding	340,000
Net asset value	$48.85
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—affiliated	$16,982,320
(b) Premiums received	211,929
See notes to financial statements.
Financial Statements
21

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	iShares Russell 2000 BuyWrite ETF(a)
INVESTMENT INCOME
Dividends—affiliated	$16,612,142	$1,615,467	$3,868,613	$39,323
Interest—unaffiliated	6,637	570	1,831	31
Total investment income	16,618,779	1,616,037	3,870,444	39,354
EXPENSES
Investment advisory	851,011	53,116	169,629	3,973
Total expenses	851,011	53,116	169,629	3,973
Net investment income	15,767,768	1,562,921	3,700,815	35,381
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(2,196,396)	60,823	518,104	639
In-kind redemptions—affiliated(b)	(4,973,040)	—	235,731	—
Options written	(52,660,102)	(1,225,863)	(11,526,582)	163,498
Payments by affiliate	2,407	—	1,163	—
	(59,827,131)	(1,165,040)	(10,771,584)	164,137
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	37,409,952	2,037,387	10,117,426	(504,124)
Options written	612,057	86,319	131,553	(171)
	38,022,009	2,123,706	10,248,979	(504,295)
Net realized and unrealized gain (loss)	(21,805,122)	958,666	(522,605)	(340,158)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,037,354)	$2,521,587	$3,178,210	$(304,777)
(a) Commencement of operations.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
22
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

iShares S&P 500 BuyWrite ETF(a)
INVESTMENT INCOME
Dividends—affiliated	$48,927
Interest—unaffiliated	64
Total investment income	48,991
EXPENSES
Investment advisory	4,644
Total expenses	4,644
Net investment income	44,347
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Options written	188,692
188,692
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	(447,398)
Options written	68,089
(379,309)
Net realized and unrealized loss	(190,617)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(146,270)
(a) Commencement of operations.
See notes to financial statements.
Financial Statements
23

Statements of Changes in Net Assets

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF		iShares High Yield Corporate Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,767,768	$8,255,190	$1,562,921	$1,347,244
Net realized gain (loss)	(59,827,131)	18,870,545	(1,165,040)	270,195
Net change in unrealized appreciation (depreciation)	38,022,009	(124,756,219)	2,123,706	(1,079,038)
Net increase (decrease) in net assets resulting from operations	(6,037,354)	(97,630,484)	2,521,587	538,401
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(76,230,991)(b)	(30,491,033)	(3,753,369)(b)	(1,673,896)
Return of capital	—	(3,125,516)	—	(1,968,599)
Decrease in net assets resulting from distributions to shareholders	(76,230,991)	(33,616,549)	(3,753,369)	(3,642,495)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	268,200,270	758,525,298	20,980,139	37,540,110
NET ASSETS
Total increase in net assets	185,931,925	627,278,265	19,748,357	34,436,016
Beginning of period	649,144,100	21,865,835	43,805,685	9,369,669
End of period	$835,076,025	$649,144,100	$63,554,042	$43,805,685

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
24
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF		iShares Russell 2000 BuyWrite ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period From 03/14/24(a) to 04/30/24 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,700,815	$2,814,827	$35,381
Net realized gain (loss)	(10,771,584)	3,487,719	164,137
Net change in unrealized appreciation (depreciation)	10,248,979	(10,582,245)	(504,295)
Net increase (decrease) in net assets resulting from operations	3,178,210	(4,279,699)	(304,777)
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(15,720,552)(c)	(6,385,924)	(199,091)(c)
Return of capital	—	(4,835,754)	—
Decrease in net assets resulting from distributions to shareholders	(15,720,552)	(11,221,678)	(199,091)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,169,894	176,420,291	15,735,544
NET ASSETS
Total increase (decrease) in net assets	(9,372,448)	160,918,914	15,231,676
Beginning of period	173,477,505	12,558,591	—
End of period	$164,105,057	$173,477,505	$15,231,676

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
25

Statements of Changes in Net Assets(continued)

iShares S&P 500 BuyWrite ETF
Period From 03/14/24(a) to 04/30/24 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$44,347
Net realized gain	188,692
Net change in unrealized appreciation (depreciation)	(379,309)
Net decrease in net assets resulting from operations	(146,270)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(227,585)(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	16,982,442
NET ASSETS
Total increase in net assets	16,608,587
Beginning of period	—
End of period	$16,608,587

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
26
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$27.13	$33.64	$40.06
Net investment income(b)	0.49	0.94	0.13
Net realized and unrealized loss(c)	(0.19)	(2.17)	(5.35)
Net increase (decrease) from investment operations	0.30	(1.23)	(5.22)
Distributions(d)
From net investment income	(2.47)(e)	(4.79)	(1.12)
Return of capital	—	(0.49)	(0.08)
Total distributions	(2.47)	(5.28)	(1.20)
Net asset value, end of period	$24.96	$27.13	$33.64
Total Return(f)
Based on net asset value	0.70%(g)(h)	(5.39)%	(13.29)%(g)
Ratios to Average Net Assets(i)
Total expenses	0.20%(j)	0.33%	0.35%(j)
Total expenses after fees waived	0.20%(j)	0.20%	0.20%(j)
Net investment income	3.71%(j)	3.04%	1.81%(j)
Supplemental Data
Net assets, end of period (000)	$835,076	$649,144	$21,866
Portfolio turnover rate(k)	0%	1%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
27

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares High Yield Corporate Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$33.70	$37.48	$40.06
Net investment income(b)	0.98	1.92	0.33
Net realized and unrealized gain (loss)(c)	0.74	0.24	(1.54)
Net increase (decrease) from investment operations	1.72	2.16	(1.21)
Distributions(d)
From net investment income	(2.40)(e)	(2.73)	(1.30)
Return of capital	—	(3.21)	(0.07)
Total distributions	(2.40)	(5.94)	(1.37)
Net asset value, end of period	$33.02	$33.70	$37.48
Total Return(f)
Based on net asset value	5.25%(g)	5.96%	(3.02)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.64%	0.70%(i)
Total expenses after fees waived	0.20%(i)	0.20%	0.20%(i)
Net investment income	5.89%(i)	5.42%	4.25%(i)
Supplemental Data
Net assets, end of period (000)	$63,554	$43,806	$9,370
Portfolio turnover rate(j)	0%(k)	1%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
28
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$30.43	$35.88	$40.10
Net investment income(b)	0.64	1.22	0.17
Net realized and unrealized loss(c)	(0.05)	(0.53)	(3.40)
Net increase (decrease) from investment operations	0.59	0.69	(3.23)
Distributions(d)
From net investment income	(2.73)(e)	(3.49)	(0.86)
Return of capital	—	(2.65)	(0.13)
Total distributions	(2.73)	(6.14)	(0.99)
Net asset value, end of period	$28.29	$30.43	$35.88
Total Return(f)
Based on net asset value	1.88%(g)(h)	1.56%	(8.14)%(g)
Ratios to Average Net Assets(i)
Total expenses	0.20%(j)	0.33%	0.35%(j)
Total expenses after fees waived	0.20%(j)	0.20%	0.20%(j)
Net investment income	4.36%(j)	3.73%	2.32%(j)
Supplemental Data
Net assets, end of period (000)	$164,105	$173,478	$12,559
Portfolio turnover rate(k)	0%	0%(l)	0%(l)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
(l) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
29

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Russell 2000 BuyWrite ETF
Period From 03/14/24(a) to 04/30/24 (unaudited)
Net asset value, beginning of period	$49.10
Net investment income(b)	0.11
Net realized and unrealized loss(c)	(0.99)
Net decrease from investment operations	(0.88)
Distributions from net investment income(d)	(0.62)(e)
Net asset value, end of period	$47.60
Total Return(f)
Based on net asset value	(1.84)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)
Net investment income	1.78%(i)
Supplemental Data
Net assets, end of period (000)	$15,232
Portfolio turnover rate(j)	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
30
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares S&P 500 BuyWrite ETF
Period From 03/14/24(a) to 04/30/24 (unaudited)
Net asset value, beginning of period	$49.89
Net investment income(b)	0.13
Net realized and unrealized loss(c)	(0.50)
Net decrease from investment operations	(0.37)
Distributions from net investment income(d)	(0.67)(e)
Net asset value, end of period	$48.85
Total Return(f)
Based on net asset value	(0.77)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.22%(i)
Net investment income	2.10%(i)
Supplemental Data
Net assets, end of period (000)	$16,609
Portfolio turnover rate(j)	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
31

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
20+ Year Treasury Bond BuyWrite Strategy	Diversified
High Yield Corporate Bond BuyWrite Strategy	Diversified
Investment Grade Corporate Bond BuyWrite Strategy	Diversified
Russell 2000 BuyWrite	Diversified
S&P 500 BuyWrite	Diversified
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT  VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
32
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
• Flexible Exchange Options (“FLEX Options”), held within iShares 20+ Treasury Bond BuyWrite Strategy ETF, iShares High Yield Corporate Bond BuyWrite Strategy ETF and iShares Investment Grade Corporate Bond BuyWrite Strategy ETF, are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. DERIVATIVE FINANCIAL INSTRUMENTS
Options:  The Funds write European-style call options on its respective underlying fund to generate gains from options premiums.
A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. The Funds do not expect to physically settle outstanding option positions as they will generally purchase offsetting call options as necessary to close out the open call positions.
Premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the Statements of Assets and Liabilities. When a written option expires without being exercised, a realized gain or loss is recorded in the Statements of Operations to the extent of the  premiums received. When a written option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds or does not exceed the
Notes to Financial Statements
33

Notes to Financial Statements (unaudited) (continued)
premiums received. Written call options will typically be “covered,” meaning that they hold the underlying instrument subject to be called by the option counterparty. The Funds will seek to write call options up to (but not exceeding) the full amounts of shares of the underlying funds held in the Funds (i.e., the short positions in the call options are offset or “covered,” by the long positions the Funds hold in shares of the underlying funds).
In purchasing and writing options, the Funds bears the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors ("BFA") manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
20+ Year Treasury Bond BuyWrite Strategy	0.20%
High Yield Corporate Bond BuyWrite Strategy	0.20
Investment Grade Corporate Bond BuyWrite Strategy	0.20
Russell 2000 BuyWrite	0.20
S&P 500 BuyWrite	0.22
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: During the six months ended April 30, 2024, iShares 20+ Year Treasury Bond BuyWrite Strategy ETF and iShares Investment Grade Corporate Bond BuyWrite Strategy ETF received reimbursements of $2,407 and $1,163, respectively, from an affiliate, which is included in payments by affiliates in the Statements of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
20+ Year Treasury Bond BuyWrite Strategy	$—	$118,689,188
High Yield Corporate Bond BuyWrite Strategy	147,445	3,622,918
Investment Grade Corporate Bond BuyWrite Strategy	—	24,984,318
Russell 2000 BuyWrite	—	62,776
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
20+ Year Treasury Bond BuyWrite Strategy	$339,351,098	$64,627,516
High Yield Corporate Bond BuyWrite Strategy	21,018,880	—
Investment Grade Corporate Bond BuyWrite Strategy	23,883,327	20,695,815
Russell 2000 BuyWrite	15,761,244	—
S&P 500 BuyWrite	16,912,320	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
34
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
20+ Year Treasury Bond BuyWrite Strategy	$929,744,426	$2,907,018	$(91,912,228)	$(89,005,210)
High Yield Corporate Bond BuyWrite Strategy	63,048,256	815,582	(12,732)	802,850
Investment Grade Corporate Bond BuyWrite Strategy	166,691,573	308,152	(1,390,952)	(1,082,800)
Russell 2000 BuyWrite	15,739,108	—	(504,295)	(504,295)
S&P 500 BuyWrite	16,982,320	68,089	(447,398)	(379,309)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements
35

Notes to Financial Statements (unaudited) (continued)
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the underlying funds above the exercise prices of the written options but will continue to bear the risk of declines in the value of the underlying funds. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying funds. In addition, the Funds' ability to sell shares of the underlying funds will be limited while the options are in effect unless the Funds extinguish the option positions through the purchase of offsetting identical options prior to the expiration of the written options.
The covered call strategy may be subject to imperfect matching or price correlation between the written options and the underlying funds, which could reduce the Funds' returns. Exchanges may suspend the trading of options. As a result, the Funds may be unable to write or purchase options at times that may be advantageous to the Funds. If the Funds are unable to extinguish the option positions before exercise, the Funds may be required to deliver the corresponding shares of the underlying funds, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, the Funds use options which are struck once per month, and the timing of changes in the price of the underlying funds may affect the Funds' performance.
The Funds will be affected by the movements in interest rates and the resulting share price of the underlying funds. In a falling interest rate environment, the underlying funds are generally expected to appreciate in price and the Funds may underperform the underlying funds as price appreciation for the Funds is limited to the exercise prices of the options written by the Funds.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
20+ Year Treasury Bond BuyWrite Strategy
Shares sold	12,025,000	$332,672,914	25,125,000	$816,625,073
Shares redeemed	(2,500,000)	(64,472,644)	(1,850,000)	(58,099,775)
	9,525,000	$268,200,270	23,275,000	$758,525,298
High Yield Corporate Bond BuyWrite Strategy
Shares sold	625,000	$20,980,139	1,150,000	$41,169,969
Shares redeemed	—	—	(100,000)	(3,629,859)
	625,000	$20,980,139	1,050,000	$37,540,110
Investment Grade Corporate Bond BuyWrite Strategy
Shares sold	800,000	$23,638,819	5,600,000	$185,142,535
Shares redeemed	(700,000)	(20,468,925)	(250,000)	(8,722,244)
	100,000	$3,169,894	5,350,000	$176,420,291

	Period Ended 04/30/24
iShares ETF	Shares	Amount
Russell 2000 BuyWrite(a)
Shares sold	320,000	$15,735,544
S&P 500 BuyWrite(a)
Shares sold	340,000	$16,982,442

(a)	The Fund commenced operations on March 14, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting
36
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
37

Board Review and Approval of Investment Advisory Contract
iShares Russell 2000 BuyWrite ETF and iShares S&P 500 BuyWrite ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement.  At a meeting held on December 12-14, 2023, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA.  The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings.  The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.  In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group.  The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders.  The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.  The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements.  In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund.  The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced.  The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.   The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other
38
2024 iShares Semi-Annual Report to Shareholders

Board Review and Approval of Investment Advisory Contract (continued)
Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.  The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates.  In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced.  However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.
Board Review and Approval of Investment Advisory Contract
39

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 20+ Year Treasury Bond BuyWrite Strategy ETF, iShares High Yield Corporate Bond BuyWrite Strategy ETF and iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
40
2024 iShares Semi-Annual Report to Shareholders

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Supplemental Information
41

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
42
2024 iShares Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
S&P	Standard & Poor's
Glossary of Terms Used in this Report
43

Additional Financial Information
Schedules of Investments (Unaudited)
April 30, 2024
Statements of Assets and Liabilities (Unaudited)
April 30, 2024
iShares Trust
iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ
iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited)
April 30, 2024
iShares® 20+ Year Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 97.6%
U.S. Treasury Note/Bond
1.25%, 05/15/50	$726,785	$343,320,741
1.38%, 08/15/50	2,326,455	1,135,146,321
1.63%, 11/15/50	5,419,128	2,831,917,827
1.88%, 02/15/51	6,550,442	3,656,988,892
1.88%, 11/15/51	4,476,459	2,482,336,349
2.00%, 02/15/50	2,959,055	1,722,031,115
2.00%, 08/15/51	5,702,534	3,273,611,039
2.25%, 08/15/49	1,398,534	868,074,231
2.25%, 02/15/52	810,460	494,222,065
2.38%, 11/15/49	292,407	186,477,933
2.50%, 02/15/45	181,560	124,595,276
2.50%, 02/15/46	2,581,979	1,750,601,859
2.50%, 05/15/46	2,482,295	1,678,361,432
2.75%, 11/15/42	28,672	21,140,825
2.75%, 08/15/47	285,430	199,990,473
2.75%, 11/15/47	1,120,666	783,590,959
2.88%, 05/15/43	143,465	107,369,057
2.88%, 08/15/45	1,382,405	1,010,667,948
2.88%, 11/15/46	831,984	601,791,214
2.88%, 05/15/49	199,874	142,027,583
2.88%, 05/15/52	367,486	258,603,848
3.00%, 11/15/44	187,614	141,193,966
3.00%, 02/15/47	928,337	685,083,991
3.00%, 02/15/48	2,986,876	2,188,703,548
3.00%, 08/15/48	1,904,195	1,391,178,386
3.00%, 02/15/49	1,625,212	1,185,134,990
3.00%, 08/15/52	834,002	602,142,930
3.13%, 02/15/43	65	50,444
3.13%, 08/15/44	2,558,739	1,971,528,846
3.13%, 05/15/48	1,641,243	1,229,457,542
3.38%, 05/15/44	150,660	121,116,837
3.38%, 11/15/48	1,767,187	1,383,169,055
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 08/15/43	$136,015	$114,098,269
3.63%, 02/15/44	148,096	123,862,301
3.63%, 02/15/53	1,395,483	1,140,153,302
3.63%, 05/15/53	2,153,039	1,759,773,379
3.75%, 11/15/43	198,766	169,579,666
4.00%, 11/15/42	311	276,737
4.00%, 11/15/52	1,794,108	1,572,087,398
4.13%, 08/15/53	2,332,833	2,088,978,871
4.25%, 02/15/54	1,213,149	1,110,599,632
4.50%, 02/15/44	6,778	6,434,864
4.75%, 11/15/53	1,748,177	1,739,163,360
		44,396,635,301
Total Long-Term Investments — 97.6% (Cost: $54,468,104,484)		44,396,635,301
	Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	279,490,000	279,490,000
Total Short-Term Securities — 0.6% (Cost: $279,490,000)		279,490,000
Total Investments — 98.2% (Cost: $54,747,594,484)		44,676,125,301
Other Assets Less Liabilities — 1.8%		808,036,342
Net Assets — 100.0%		$45,484,161,643

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 20+ Year Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$44,396,635,301	$—	$44,396,635,301
Short-Term Securities
Money Market Funds	279,490,000	—	—	279,490,000
	$279,490,000	$44,396,635,301	$—	$44,676,125,301
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.0%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 05/31/24)(a)(b)	$17,771	$16,456,753
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	15,431	12,353,596
7.75%, 04/15/28 (Call 05/31/24)(a)(b)	15,314	12,978,615
7.88%, 04/01/30 (Call 10/01/26)(a)(b)	12,682	12,427,558
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	10,547	10,844,011
CMG Media Corp., 8.88%, 12/15/27 (Call 05/13/24)(a)(b)	14,056	7,751,884
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	7,960	6,790,004
3.75%, 02/15/28 (Call 05/16/24)(b)	8,372	7,715,321
4.00%, 02/15/30 (Call 02/15/25)(b)	7,824	6,970,480
4.88%, 01/15/29 (Call 05/31/24)(b)	6,602	6,230,968
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 05/31/24)(a)(b)	7,184	6,391,012
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	7,534	6,631,803
5.00%, 08/15/27 (Call 05/13/24)(a)(b)	9,438	8,976,500
7.38%, 02/15/31 (Call 11/15/26)(a)(b)	6,234	6,399,606
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	16,939	15,142,111
		144,060,222
Aerospace & Defense — 2.4%
Bombardier Inc.
6.00%, 02/15/28 (Call 05/31/24)(a)	10,250	9,988,042
7.13%, 06/15/26 (Call 05/31/24)(a)(b)	3,955	3,990,872
7.25%, 07/01/31 (Call 07/01/27)(a)(b)	2,890	2,897,023
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	11,460	11,696,267
7.88%, 04/15/27 (Call 05/31/24)(a)(b)	28,273	28,061,235
8.75%, 11/15/30 (Call 11/15/26)(a)(b)	12,333	13,080,226
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	3,140	3,024,103
5.75%, 10/15/27 (Call 07/15/27)(a)	4,569	4,520,454
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	10,890	10,027,512
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	11,971	12,927,962
9.75%, 11/15/30 (Call 11/15/26)(a)	18,593	20,572,039
TransDigm Inc.
4.63%, 01/15/29 (Call 05/31/24)(b)	16,655	15,260,144
4.88%, 05/01/29 (Call 05/31/24)(b)	11,014	10,131,078
5.50%, 11/15/27 (Call 05/31/24)	39,185	38,058,431
6.38%, 03/01/29 (Call 03/01/26)(a)	39,798	39,469,181
6.63%, 03/01/32 (Call 03/01/27)(a)	33,746	33,710,567
6.75%, 08/15/28 (Call 02/15/25)(a)(b)	29,763	29,882,945
6.88%, 12/15/30 (Call 08/18/26)(a)	21,614	21,734,822
7.13%, 12/01/31 (Call 12/01/26)(a)(b)	13,710	13,937,037
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(a)(b)	17,434	18,048,548
		341,018,488
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 05/13/24)(a)(b)	7,319	7,100,089
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	15,371	14,929,473
Vector Group Ltd.
5.75%, 02/01/29 (Call 05/31/24)(a)(b)	12,662	11,518,368
10.50%, 11/01/26 (Call 05/31/24)(a)(b)	10,466	10,535,089
		44,083,019
Airlines — 1.8%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	18,433	17,473,135
Security	Par (000)	Value
Airlines (continued)
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	$11,284	$11,365,245
8.50%, 05/15/29 (Call 11/15/25)(a)	13,933	14,511,080
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	35,667	35,265,421
5.75%, 04/20/29(a)(b)	44,582	43,021,438
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)(b)	8,803	7,911,696
4.38%, 04/19/28 (Call 01/19/28)(b)	6,468	6,183,440
7.38%, 01/15/26 (Call 12/15/25)(b)	10,887	11,127,603
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 05/13/24)(a)(b)	18,331	17,188,390
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (Call 05/13/24)(a)(b)	7,173	5,606,987
8.00%, 09/20/25 (Call 05/13/24)(a)	9,018	7,048,866
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	32,242	31,008,744
4.63%, 04/15/29 (Call 10/15/28)(a)	30,277	27,928,413
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	14,959	11,593,225
7.88%, 05/01/27 (Call 05/31/24)(a)(b)	7,157	6,347,244
9.50%, 06/01/28 (Call 06/01/25)(a)(b)	7,543	6,739,727
		260,320,654
Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	14,024	13,573,269
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	9,084	9,017,573
		22,590,842
Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	14,725	12,567,328
4.75%, 10/01/27 (Call 05/13/24)(a)(b)	6,245	5,950,997
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,225	7,037,326
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	7,255	6,734,925
5.50%, 07/15/29 (Call 07/15/24)(a)	6,675	6,253,919
5.88%, 01/15/28 (Call 05/31/24)(a)(b)	7,750	7,501,613
7.75%, 10/15/25 (Call 05/13/24)(a)	12,327	12,367,104
		58,413,212
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 05/31/24)(a)(b)	11,246	10,815,587
7.00%, 04/15/28 (Call 04/15/25)(a)(b)	6,736	6,798,596
8.25%, 04/15/31 (Call 04/15/26)(a)(b)	7,722	8,006,841
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	8,737	7,880,396
6.50%, 04/01/27 (Call 05/31/24)(b)	7,443	7,345,544
6.88%, 07/01/28 (Call 05/13/24)(b)	5,995	5,947,719
Clarios Global LP, 6.75%, 05/15/25 (Call 05/31/24)(a)	8,712	8,722,890
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/31/24)(a)(b)	8,128	8,105,044
6.75%, 05/15/28 (Call 05/15/25)(a)(b)	11,305	11,333,616
8.50%, 05/15/27 (Call 05/31/24)(a)(b)	27,041	27,059,345
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	5,892	5,107,105
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.38%, 11/15/27 (Call 05/13/24)(b)	$5,410	$5,227,413
5.63%, 06/15/28 (Call 05/13/24)(b)	6,126	5,911,942
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	9,924	9,492,270
5.00%, 05/31/26 (Call 05/31/24)(b)	12,635	12,209,264
5.00%, 07/15/29 (Call 04/15/29)(b)	12,557	11,384,511
5.25%, 04/30/31 (Call 01/30/31)(b)	7,935	7,102,265
5.25%, 07/15/31 (Call 04/15/31)(b)	8,746	7,696,480
5.63%, 04/30/33 (Call 01/30/33)(b)	6,399	5,593,046
9.50%, 05/31/25 (Call 05/16/24)	12,191	12,236,716
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 05/13/24), (5.50% PIK)(a)(c)	7,077	6,823,516
6.00%, 05/15/27 (Call 05/13/24), (6.75% PIK)(a)(c)	5,321	5,221,648
6.38%, 05/15/29 (Call 05/31/24), (7.13% PIK)(a)(c)	5,450	5,349,857
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)(b)	28,605	26,663,110
ZF North America Capital Inc.
4.75%, 04/29/25(a)(b)	7,069	6,952,232
6.75%, 04/23/30 (Call 03/23/30)(a)	8,550	8,564,706
6.88%, 04/14/28 (Call 03/14/28)(a)	9,461	9,531,957
6.88%, 04/23/32 (Call 02/23/32)(a)	9,625	9,715,956
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	9,734	9,940,847
		272,740,419
Banks — 0.8%
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 05/31/24)(a)(b)	7,551	7,266,422
7.63%, 05/01/26 (Call 05/16/24)(a)	7,862	7,815,221
12.00%, 10/01/28 (Call 10/01/25)(a)	11,775	12,586,724
12.25%, 10/01/30 (Call 10/01/26)(a)	7,454	8,087,590
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(b)(d)	10,499	8,599,795
5.71%, 01/15/26(a)(b)	21,754	21,432,367
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(b)(d)	22,378	20,560,047
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)(d)	14,618	14,087,618
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(d)	18,558	18,731,046
		119,166,830
Building Materials — 1.6%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	18,242	15,885,134
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	7,995	7,479,517
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	9,269	9,175,275
6.38%, 03/01/34 (Call 03/01/29)(a)	14,804	14,515,464
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)(b)	10,480	10,298,067
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30 (Call 06/15/26)(a)(b)	40,700	40,445,625
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32 (Call 04/01/27)(a)(b)	9,132	9,054,492
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(a)	6,430	5,786,196
Security	Par (000)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (Call 05/31/24)(a)	$15,760	$15,247,800
8.88%, 11/15/31 (Call 11/15/26)(a)	16,426	17,309,883
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	15,977	13,181,025
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	22,854	20,236,531
4.75%, 01/15/28 (Call 05/31/24)(a)(b)	15,033	14,146,053
5.00%, 02/15/27 (Call 05/31/24)(a)(b)	12,487	12,020,819
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 05/13/24)(a)(b)	9,609	9,236,419
7.25%, 01/15/31 (Call 01/15/27)(a)(b)	11,594	11,904,053
		225,922,353
Chemicals — 2.0%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	11,107	7,049,647
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	5,440	2,776,848
Avient Corp.
5.75%, 05/15/25 (Call 05/31/24)(a)	9,868	9,818,660
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	11,521	11,635,612
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 11/15/26)(a)(b)	6,990	7,117,372
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 05/31/24)(a)(b)	10,080	8,794,901
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 05/31/24)(a)(b)	7,367	7,052,429
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	9,761	8,390,360
5.38%, 05/15/27 (Call 02/15/27)(b)	7,340	6,958,540
5.75%, 11/15/28 (Call 05/13/24)(a)(b)	11,793	10,810,496
INEOS Finance PLC
6.75%, 05/15/28 (Call 02/15/25)(a)(b)	5,809	5,707,343
7.50%, 04/15/29 (Call 04/15/26)(a)(b)	10,026	10,070,031
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	10,942	10,491,915
5.25%, 12/15/29 (Call 09/15/29)(b)	10,522	9,979,591
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/31/24)(a)(b)	8,750	7,330,137
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	7,876	7,737,026
5.25%, 06/01/27 (Call 03/03/27)(a)	14,949	14,033,374
8.50%, 11/15/28 (Call 11/15/25)(a)	6,164	6,471,261
9.00%, 02/15/30 (Call 08/15/26)(a)(b)	10,226	10,504,691
Olin Corp.
5.00%, 02/01/30 (Call 05/31/24)(b)	7,634	7,128,248
5.13%, 09/15/27 (Call 05/31/24)(b)	8,017	7,727,130
5.63%, 08/01/29 (Call 08/01/24)(b)	9,558	9,207,256
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	11,619	10,439,207
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	6,059	5,448,430
9.75%, 11/15/28 (Call 06/01/25)(a)(b)	24,571	26,069,020
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/31/24)(a)(b)	16,856	15,676,080
6.63%, 05/01/29 (Call 05/31/24)(a)(b)	10,483	9,605,049
Tronox Inc., 4.63%, 03/15/29 (Call 05/31/24)(a)(b)	15,781	14,033,609
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 05/31/24)(a)(b)	10,286	9,717,904
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	17,357	15,532,996
		293,315,163
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 4.4%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	$14,509	$13,076,236
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 05/31/24)(a)	8,854	8,680,921
Albion Financing 2 SARL, 8.75%, 04/15/27 (Call 05/31/24)(a)(b)	6,891	6,924,348
Allied Universal Holdco LLC, 7.88%, 02/15/31 (Call 02/15/27)(a)(b)	14,219	14,224,225
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	14,450	12,253,456
6.63%, 07/15/26 (Call 05/31/24)(a)(b)	10,782	10,741,028
9.75%, 07/15/27 (Call 05/31/24)(a)(b)	14,455	14,390,675
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28 (Call 06/01/24)(a)	28,785	25,796,972
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	12,301	11,443,083
6.75%, 02/15/27 (Call 05/31/24)(a)	8,118	8,050,864
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 05/13/24)(a)(b)	6,942	6,135,895
5.38%, 03/01/29 (Call 05/31/24)(a)(b)	9,526	8,443,013
5.75%, 07/15/27 (Call 05/13/24)(a)(b)	5,589	5,309,550
8.00%, 02/15/31 (Call 11/15/26)(a)(b)	7,122	6,819,315
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	14,000	13,107,928
3.50%, 06/01/31 (Call 03/01/31)(b)	15,016	12,707,290
Boost Newco Borrower LLC, 7.50%, 01/15/31 (Call 01/15/27)(a)(b)	31,729	32,615,429
Brink's Co. (The)
4.63%, 10/15/27 (Call 05/31/24)(a)(b)	8,814	8,269,535
5.50%, 07/15/25 (Call 05/31/24)(a)(b)	3,821	3,798,361
Garda World Security Corp.
4.63%, 02/15/27 (Call 05/31/24)(a)	8,044	7,633,589
6.00%, 06/01/29 (Call 06/01/24)(a)	7,897	6,969,103
7.75%, 02/15/28 (Call 02/15/25)(a)	6,085	6,130,638
9.50%, 11/01/27 (Call 05/31/24)(a)(b)	9,850	9,800,750
GEO Group Inc. (The)
8.63%, 04/15/29 (Call 04/15/26)(a)	4,960	5,040,600
10.25%, 04/15/31 (Call 04/15/27)(a)	4,606	4,746,529
Herc Holdings Inc., 5.50%, 07/15/27 (Call 05/31/24)(a)(b)	18,409	17,886,368
Hertz Corp. (The)
4.63%, 12/01/26 (Call 05/31/24)(a)(b)	7,662	5,938,050
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	15,355	10,537,369
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	15,750	12,805,065
5.75%, 11/01/28 (Call 05/31/24)(a)(b)	14,733	10,772,205
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	38,500	36,382,500
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	14,533	13,226,919
5.75%, 04/15/26(a)	21,985	21,710,187
6.25%, 01/15/28 (Call 05/31/24)(a)(b)	18,074	17,643,441
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)(b)	13,246	11,680,284
11.25%, 12/15/27 (Call 06/15/25)(a)	8,196	7,626,378
Security	Par (000)	Value
Commercial Services (continued)
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	$12,194	$10,334,415
4.00%, 05/15/31 (Call 05/15/26)(b)	12,848	11,085,919
4.63%, 12/15/27 (Call 05/31/24)(b)	7,416	7,064,754
5.13%, 06/01/29 (Call 06/01/24)(b)	10,307	9,858,130
Sotheby's, 7.38%, 10/15/27 (Call 05/13/24)(a)(b)	12,166	11,311,460
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	11,304	9,603,568
3.88%, 11/15/27 (Call 05/13/24)(b)	12,213	11,381,508
3.88%, 02/15/31 (Call 08/15/25)(b)	15,878	13,913,098
4.00%, 07/15/30 (Call 07/15/25)(b)	10,526	9,366,764
4.88%, 01/15/28 (Call 05/13/24)(b)	22,903	21,947,068
5.25%, 01/15/30 (Call 01/15/25)(b)	10,762	10,322,049
5.50%, 05/15/27 (Call 05/31/24)(b)	5,924	5,835,877
6.13%, 03/15/34 (Call 03/15/29)(a)	17,809	17,386,036
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(a)(b)	2,743	2,304,120
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/01/24)(a)	18,644	18,684,924
Wand NewCo 3 Inc., 7.63%, 01/30/32 (Call 01/30/27)(a)(b)	18,550	18,872,306
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 05/31/24)(a)	7,560	6,983,821
6.13%, 06/15/25 (Call 05/16/24)(a)	6,792	6,766,530
7.38%, 10/01/31 (Call 10/01/26)(a)(b)	7,596	7,762,865
		640,103,311
Computers — 1.4%
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	30,310	27,965,294
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)	19,791	21,012,362
NCR Voyix Corp.
5.00%, 10/01/28 (Call 05/31/24)(a)	9,653	8,886,492
5.13%, 04/15/29 (Call 05/31/24)(a)(b)	18,773	17,238,307
5.25%, 10/01/30 (Call 10/01/25)(a)	6,301	5,601,683
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 05/31/24)(a)(b)	9,925	9,929,342
8.25%, 02/01/28 (Call 05/31/24)(a)	7,532	7,616,735
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	7,209	6,560,190
4.88%, 06/01/27 (Call 03/01/27)(b)	6,732	6,500,621
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	6,589	6,971,162
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	6,619	7,054,013
9.63%, 12/01/32 (Call 12/01/27)(b)	11,785	13,230,846
Vericast Corp., 11.00%, 09/15/26 (Call 05/31/24)(a)	23,885	25,676,344
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	34,160	33,198,444
		197,441,835
Cosmetics & Personal Care — 0.3%
Coty Inc., 5.00%, 04/15/26 (Call 05/31/24)(a)(b)	7,830	7,684,910
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	8,306	7,738,580
6.63%, 07/15/30 (Call 07/16/26)(a)(b)	10,849	10,842,738
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 05/13/24)(a)	6,728	6,087,091
5.50%, 06/01/28 (Call 05/31/24)(a)(b)	10,425	10,061,494
		42,414,813
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	$6,578	$5,756,572
4.00%, 01/15/28 (Call 05/31/24)(a)(b)	9,782	9,002,962
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 05/31/24)(a)	19,267	17,051,295
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)(b)	8,620	8,704,304
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	12,953	13,435,429
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 05/31/24)(a)(e)(f)	9,458	1,262,643
9.00%, 11/15/26 (Call 05/31/24)(a)(b)(e)(f)	13,501	1,802,383
		57,015,588
Diversified Financial Services — 4.4%
AG Issuer LLC, 6.25%, 03/01/28 (Call 05/31/24)(a)	8,186	7,913,161
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	7,827	8,062,856
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)(b)	14,892	14,766,024
6.70%, 02/14/33 (Call 11/16/32)(b)	7,338	7,187,997
Aretec Group Inc.
7.50%, 04/01/29 (Call 05/31/24)(a)(b)	5,870	5,538,286
10.00%, 08/15/30 (Call 10/15/26)(a)	10,344	11,187,967
Bread Financial Holdings Inc.
7.00%, 01/15/26 (Call 05/31/24)(a)(b)	815	815,998
9.75%, 03/15/29 (Call 03/15/26)(a)	13,743	14,267,596
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 05/31/24)(a)(b)	5,797	5,581,303
9.25%, 07/01/31 (Call 07/01/26)(a)	10,082	10,509,555
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	14,601	12,195,485
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	10,730	8,355,183
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 05/13/24)(b)	6,732	6,710,620
9.25%, 12/15/28 (Call 12/15/25)(a)(b)	9,215	9,760,791
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	7,097	7,155,621
GGAM Finance Ltd.
6.88%, 04/15/29 (Call 04/15/26)(a)	5,155	5,155,000
8.00%, 02/15/27 (Call 08/15/26)(a)	9,760	9,989,848
8.00%, 06/15/28 (Call 12/15/27)(a)	9,383	9,658,391
7.75%, 05/15/26 (Call 11/15/25)(a)(b)	5,934	6,028,296
goeasy Ltd.
7.63%, 07/01/29 (Call 07/01/26)(a)(b)	5,376	5,360,141
9.25%, 12/01/28 (Call 12/01/25)(a)	8,187	8,642,956
Jane Street Group / JSG Finance Inc., 7.13%, 04/30/31 (Call 04/30/27)(a)	16,545	16,640,630
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)	5,575	5,087,188
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	14,751	13,274,572
LD Holdings Group LLC
6.13%, 04/01/28 (Call 05/13/24)(a)(b)	7,734	5,829,503
6.50%, 11/01/25 (Call 05/31/24)(a)	6,674	6,329,021
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29 (Call 02/26/29)(a)	7,039	7,022,905
6.50%, 03/26/31 (Call 01/26/31)(a)(b)	1,831	1,832,788
8.13%, 03/30/29 (Call 09/30/25)(a)(b)	7,425	7,763,197
8.38%, 05/01/28 (Call 05/01/25)(a)	8,168	8,573,330
Security	Par (000)	Value
Diversified Financial Services (continued)
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	$5,918	$4,964,650
6.50%, 05/01/28 (Call 05/16/24)(a)	15,128	13,684,940
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 05/31/24)(a)	7,471	7,266,365
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	10,163	9,126,984
5.50%, 08/15/28 (Call 05/31/24)(a)	13,758	12,966,915
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	8,976	8,134,500
6.00%, 01/15/27 (Call 05/31/24)(a)	8,975	8,793,600
7.13%, 02/01/32 (Call 02/01/27)(a)	14,387	14,128,351
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)(b)	6,642	5,983,645
5.00%, 03/15/27 (Call 09/15/26)(b)	10,117	9,534,535
5.50%, 03/15/29 (Call 06/15/28)(b)	11,032	9,861,458
6.75%, 06/25/25(b)	8,190	8,179,762
6.75%, 06/15/26(b)	7,916	7,892,424
9.38%, 07/25/30 (Call 10/25/29)(b)	7,096	7,295,575
11.50%, 03/15/31 (Call 03/15/27)	7,695	8,383,062
OneMain Finance Corp.
3.50%, 01/15/27 (Call 05/31/24)(b)	10,635	9,779,813
3.88%, 09/15/28 (Call 09/15/24)	8,378	7,367,508
4.00%, 09/15/30 (Call 09/15/25)(b)	12,780	10,737,986
5.38%, 11/15/29 (Call 05/15/29)(b)	10,588	9,793,900
6.63%, 01/15/28 (Call 07/15/27)(b)	10,822	10,782,574
6.88%, 03/15/25	544	547,164
7.13%, 03/15/26	24,089	24,306,283
7.88%, 03/15/30 (Call 12/15/26)	9,994	10,176,264
9.00%, 01/15/29 (Call 07/15/25)	13,335	13,985,081
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)	9,738	8,648,302
5.38%, 10/15/25 (Call 05/31/24)(a)(b)	8,999	8,866,175
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	8,298	7,526,261
7.88%, 12/15/29 (Call 12/15/26)(a)(b)	10,765	11,000,108
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	5,895	5,746,755
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 05/31/24)(a)(b)	17,224	15,804,594
3.63%, 03/01/29 (Call 05/31/24)(a)(b)	11,375	9,998,625
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	18,447	15,636,830
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	13,277	10,783,955
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	6,536	6,050,176
4.20%, 10/29/25 (Call 09/29/25)	6,726	6,488,101
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	11,208	10,965,011
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 05/31/24)(a)	11,274	11,100,851
5.50%, 04/15/29 (Call 05/13/24)(a)(b)	11,016	10,217,340
5.75%, 06/15/27 (Call 06/15/24)(a)	6,869	6,577,803
		626,280,435
Electric — 2.9%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	13,549	11,709,893
4.50%, 02/15/28 (Call 05/31/24)(a)	17,294	16,102,660
4.63%, 02/01/29 (Call 05/31/24)(a)(b)	9,111	8,360,843
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	12,708	11,496,202
5.13%, 03/15/28 (Call 05/31/24)(a)(b)	21,096	19,991,392
5.25%, 06/01/26 (Call 05/31/24)(a)	4,374	4,304,590
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	$14,602	$12,321,423
4.75%, 03/15/28 (Call 05/13/24)(a)(b)	13,085	12,344,389
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	6,626	6,457,501
4.35%, 04/15/29 (Call 01/15/29)(b)	5,685	5,108,996
Edison International
7.88%, 06/15/54 (Call 03/15/29), (5-year CMT + 3.658%)(b)(d)	6,654	6,758,311
8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(d)	7,685	7,819,488
Electricite de France SA, 9.13%, (Call 03/15/33), (5-year CMT + 5.411%)(a)(d)(g)	21,974	23,883,980
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(b)(d)	17,404	17,200,582
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	2,783	2,346,672
Series B, 4.15%, 07/15/27 (Call 04/15/27)	10,723	10,105,999
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	7,922	7,387,141
4.25%, 09/15/24 (Call 07/15/24)(a)	88	86,415
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	7,457	6,944,331
7.25%, 01/15/29 (Call 10/15/28)(a)(b)	11,223	11,336,283
NRG Energy Inc.
3.38%, 02/15/29 (Call 05/13/24)(a)(b)	7,772	6,808,515
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	15,248	12,868,836
3.88%, 02/15/32 (Call 02/15/27)(a)	7,135	6,003,753
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	11,082	10,458,638
5.75%, 01/15/28 (Call 05/16/24)(b)	10,914	10,711,000
PG&E Corp.
5.00%, 07/01/28 (Call 05/13/24)(b)	14,455	13,759,505
5.25%, 07/01/30 (Call 07/01/25)(b)	14,827	13,895,547
Pike Corp.
5.50%, 09/01/28 (Call 05/31/24)(a)	10,280	9,738,725
8.63%, 01/31/31 (Call 01/31/27)(a)	6,664	6,978,874
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	17,707	18,734,206
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/31/24)(a)	19,374	17,618,231
5.00%, 07/31/27 (Call 05/13/24)(a)	18,860	17,988,019
5.50%, 09/01/26 (Call 05/13/24)(a)	14,018	13,677,923
5.63%, 02/15/27 (Call 05/13/24)(a)	19,557	19,032,221
6.88%, 04/15/32 (Call 04/15/27)(a)(b)	10,635	10,586,611
7.75%, 10/15/31 (Call 10/15/26)(a)	20,922	21,474,900
		412,402,595
Electrical Components & Equipment — 0.6%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 05/31/24)(a)(b)	11,300	9,921,061
4.75%, 06/15/28 (Call 05/31/24)(a)(b)	8,959	8,130,293
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(a)(b)	13,694	13,608,413
6.63%, 03/15/32 (Call 03/15/27)(a)(b)	12,746	12,675,905
7.13%, 06/15/25 (Call 05/31/24)(a)	25,048	25,055,514
7.25%, 06/15/28 (Call 05/31/24)(a)(b)	16,514	16,782,352
		86,173,538
Electronics — 0.7%
EquipmentShare.com Inc.
8.63%, 05/15/32 (Call 05/15/27)(a)	7,180	7,307,876
Security	Par (000)	Value
Electronics (continued)
9.00%, 05/15/28 (Call 05/15/25)(a)(b)	$16,485	$16,949,500
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/31/24)(a)(b)	29,491	27,160,179
Sensata Technologies BV
4.00%, 04/15/29 (Call 05/31/24)(a)(b)	14,926	13,349,814
5.00%, 10/01/25(a)(b)	8,056	7,935,160
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	7,058	6,778,856
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	11,006	9,300,070
4.38%, 02/15/30 (Call 11/15/29)(a)	7,167	6,397,479
		95,178,934
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	10,954	9,757,563
5.00%, 01/31/28 (Call 07/31/27)(a)	10,933	10,200,489
		19,958,052
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(a)(b)	19,526	20,989,864
Entertainment — 3.6%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	14,005	9,611,491
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	18,149	16,198,436
6.50%, 02/15/32 (Call 02/15/27)(a)(b)	22,440	22,089,936
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	29,792	29,978,200
8.13%, 07/01/27 (Call 05/13/24)(a)(b)	29,377	29,744,213
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	7,340	6,830,310
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/24)(b)	9,341	9,045,544
5.50%, 05/01/25 (Call 05/02/24)(a)	15,130	15,109,575
Churchill Downs Inc.
4.75%, 01/15/28 (Call 05/31/24)(a)	10,950	10,327,128
5.50%, 04/01/27 (Call 05/31/24)(a)	8,971	8,728,693
5.75%, 04/01/30 (Call 04/01/25)(a)	17,573	16,675,020
6.75%, 05/01/31 (Call 05/01/26)(a)(b)	10,014	9,933,472
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	11,527	10,657,000
5.88%, 03/15/26 (Call 05/31/24)(a)	7,422	7,325,328
International Game Technology PLC
4.13%, 04/15/26 (Call 05/31/24)(a)(b)	10,422	10,044,203
5.25%, 01/15/29 (Call 05/31/24)(a)(b)	11,548	10,912,716
6.25%, 01/15/27 (Call 07/15/26)(a)	11,833	11,808,541
6.50%, 02/15/25 (Call 08/15/24)(a)	36	36,018
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 05/16/24)(a)	13,196	13,254,536
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	7,795	7,890,123
7.50%, 09/01/31 (Call 09/01/26)(a)(b)	7,610	7,725,596
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 05/31/24)(a)	7,079	6,422,069
4.75%, 10/15/27 (Call 05/31/24)(a)(b)	13,079	12,306,982
6.50%, 05/15/27 (Call 05/31/24)(a)	16,516	16,528,167
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/31/24)(a)(b)	14,029	13,651,971
5.25%, 04/26/26 (Call 05/31/24)(a)(b)	8,776	8,424,960
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	17,037	15,211,315
5.63%, 07/17/27 (Call 05/31/24)(a)(b)	8,670	8,185,384
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
5.75%, 07/21/28 (Call 05/31/24)(a)	$12,433	$11,544,130
7.63%, 04/17/32 (Call 04/17/27)(a)	9,455	9,255,263
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31 (Call 02/15/27)(a)(b)	6,860	6,882,981
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	4,769	4,716,252
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (Call 05/16/24)(a)(b)	1,643	1,636,017
8.00%, 02/01/26 (Call 05/31/24)(a)	17,774	16,885,833
Motion Bondco DAC, 6.63%, 11/15/27 (Call 05/31/24)(a)(b)	5,873	5,660,258
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	6,564	6,749,081
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	11,756	8,766,474
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	10,800	7,732,555
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	14,280	12,659,934
8.45%, 07/27/30 (Call 05/27/30)(a)(b)	5,973	6,260,950
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 05/31/24)(a)(b)	6,959	6,702,170
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	11,870	11,845,548
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32 (Call 05/01/27)(a)	4,700	4,680,965
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	11,361	9,422,727
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	7,290	6,415,200
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	7,624	6,646,527
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	11,366	10,532,975
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	14,415	14,606,287
		514,259,054
Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 05/31/24)(a)(b)	7,996	7,705,169
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	7,196	7,113,096
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	10,995	9,639,646
5.00%, 09/01/30 (Call 09/01/25)(b)	6,137	5,300,834
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	10,492	9,422,257
3.75%, 08/01/25 (Call 05/31/24)(a)(b)	8,946	8,692,828
4.00%, 08/01/28 (Call 05/13/24)(a)(b)	10,506	9,498,519
4.25%, 06/01/25 (Call 05/31/24)(a)(b)	8,242	8,116,145
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	8,280	7,462,350
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	11,187	10,296,035
5.13%, 12/15/26 (Call 05/31/24)(a)	6,336	6,163,964
6.75%, 01/15/31 (Call 01/15/27)(a)(b)	15,582	15,698,865
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	9,826	9,113,615
5.88%, 06/30/29 (Call 06/30/24)(a)	15,273	14,071,397
		128,294,720
Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 05/31/24)(a)	9,455	8,979,715
Security	Par (000)	Value
Food (continued)
3.50%, 03/15/29 (Call 05/31/24)(a)	$20,858	$18,394,253
4.63%, 01/15/27 (Call 05/31/24)(a)(b)	20,159	19,299,471
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	15,153	14,108,832
5.88%, 02/15/28 (Call 05/31/24)(a)	10,268	10,036,970
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	9,986	9,986,000
7.50%, 03/15/26 (Call 05/31/24)(a)	9,229	9,352,484
B&G Foods Inc.
5.25%, 09/15/27 (Call 05/31/24)(b)	8,140	7,514,767
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	8,794	9,095,595
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	14,339	12,763,386
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	10,583	9,172,604
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	7,473	7,114,296
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	14,539	13,012,405
5.50%, 10/15/27 (Call 05/31/24)(a)	16,118	15,601,418
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	13,009	10,731,884
4.25%, 04/15/31 (Call 04/15/26)	15,013	13,231,828
6.25%, 07/01/33 (Call 04/01/33)	14,804	14,681,497
6.88%, 05/15/34 (Call 02/15/34)	6,927	7,169,587
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	16,695	14,660,297
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	21,335	19,239,316
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	18,484	17,522,483
5.63%, 01/15/28 (Call 05/16/24)(a)	14,402	14,003,175
6.25%, 02/15/32 (Call 02/15/27)(a)(b)	15,615	15,444,996
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	7,442	6,751,010
4.75%, 02/15/29 (Call 05/31/24)(a)(b)	13,036	12,138,490
6.88%, 09/15/28 (Call 09/15/25)(a)	7,344	7,422,851
7.25%, 01/15/32 (Call 09/15/26)(a)(b)	6,668	6,796,359
		324,225,969
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/24)(a)(b)	5,711	5,655,432
5.00%, 02/01/28 (Call 05/31/24)(a)	17,735	16,870,419
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/31/24)(a)(b)	7,051	6,628,645
10.50%, 05/15/29 (Call 05/31/24)(a)	9,896	9,469,779
		38,624,275
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 05/13/24)(b)	12,830	11,226,250
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	12,795	12,714,818
5.75%, 05/20/27 (Call 02/20/27)	7,053	6,825,144
5.88%, 08/20/26 (Call 05/20/26)	9,924	9,764,957
9.38%, 06/01/28 (Call 06/01/25)(a)	8,607	8,951,280
		38,256,199
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	11,818	10,488,475
4.63%, 07/15/28 (Call 05/31/24)(a)(b)	22,806	21,295,103
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)(b)	21,154	21,826,909
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 05/31/24)(a)(b)	$13,813	$12,117,454
4.63%, 02/01/28 (Call 05/31/24)(a)	5,014	4,761,002
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)	65,819	58,890,892
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	37,031	34,343,938
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29 (Call 04/01/26)(a)(b)	14,754	14,657,361
Teleflex Inc.
4.25%, 06/01/28 (Call 05/31/24)(a)	7,704	7,111,857
4.63%, 11/15/27 (Call 05/16/24)(b)	7,125	6,765,951
		192,258,942
Health Care - Services — 4.4%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 05/31/24)(a)(b)	10,473	9,980,342
3.50%, 04/01/30 (Call 04/01/25)(a)	11,704	11,137,234
5.00%, 07/15/27 (Call 05/31/24)(a)(b)	4,662	4,569,537
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 05/31/24)(a)(b)	7,065	6,333,532
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	8,011	6,973,627
4.25%, 05/01/28 (Call 05/16/24)(a)	7,686	7,157,588
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	16,100	12,577,062
5.25%, 05/15/30 (Call 05/15/25)(a)	21,974	17,963,745
5.63%, 03/15/27 (Call 05/16/24)(a)	28,758	26,349,517
6.00%, 01/15/29 (Call 05/16/24)(a)	12,958	11,275,112
6.13%, 04/01/30 (Call 04/01/25)(a)	18,061	12,674,021
6.88%, 04/01/28 (Call 05/16/24)(a)(b)	11,956	8,180,295
6.88%, 04/15/29 (Call 05/31/24)(a)(b)	19,818	14,666,311
8.00%, 03/15/26 (Call 05/31/24)(a)(b)	17,104	17,031,308
8.00%, 12/15/27 (Call 05/16/24)(a)(b)	10,004	9,790,715
10.88%, 01/15/32 (Call 02/15/27)(a)(b)	14,636	14,981,702
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	21,683	17,830,540
4.63%, 06/01/30 (Call 06/01/25)(a)	41,922	36,708,161
Encompass Health Corp.
4.50%, 02/01/28 (Call 05/31/24)(b)	12,210	11,471,142
4.63%, 04/01/31 (Call 04/01/26)(b)	5,867	5,255,854
4.75%, 02/01/30 (Call 02/01/25)(b)	12,435	11,399,413
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(a)(b)	10,535	11,122,576
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/24)(a)	13,887	13,577,945
5.00%, 05/15/27 (Call 05/31/24)(a)	15,834	15,284,719
6.50%, 05/15/30 (Call 05/15/26)(a)(b)	8,392	8,420,323
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 05/31/24)(a)(b)	9,197	8,609,791
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 05/31/24)(a)	7,474	5,974,840
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(a)	11,306	11,762,499
11.00%, 10/15/30 (Call 10/15/26)(a)(b)	15,572	16,584,180
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	8,223	5,695,798
ModivCare Inc., 5.88%, 11/15/25 (Call 05/31/24)(a)(b)	7,227	7,048,358
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	10,122	8,781,240
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	11,344	9,486,420
4.38%, 06/15/28 (Call 05/31/24)(a)(b)	12,270	11,380,425
Security	Par (000)	Value
Health Care - Services (continued)
Radiology Partners Inc.
8.50%, 01/31/29 (Call 05/31/24), (5.00% Cash and 3.50% PIK)(a)(b)(c)	$5,820	$5,369,455
9.78%, 02/15/30 (Call 05/31/24), (9.87% PIK)(a)(b)(c)	2,804	2,186,860
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/24)(a)(b)	21,937	21,841,574
Select Medical Corp., 6.25%, 08/15/26 (Call 05/31/24)(a)(b)	15,913	15,919,252
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)(b)	14,656	15,340,186
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	21,054	19,246,725
4.38%, 01/15/30 (Call 12/01/24)(b)	20,484	18,605,208
4.63%, 06/15/28 (Call 05/16/24)	8,429	7,915,927
5.13%, 11/01/27 (Call 05/16/24)(b)	21,293	20,608,643
6.13%, 10/01/28 (Call 05/31/24)(b)	35,200	34,726,208
6.13%, 06/15/30 (Call 06/15/25)(b)	28,577	28,148,345
6.25%, 02/01/27 (Call 05/16/24)	17,388	17,328,533
6.75%, 05/15/31 (Call 05/15/26)(a)	20,515	20,547,414
		635,820,202
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 05/31/24)(a)(b)	14,511	13,563,432
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	10,727	9,020,470
5.25%, 05/15/27 (Call 11/15/26)	21,059	19,356,885
6.25%, 05/15/26 (Call 05/31/24)	18,473	17,965,547
6.38%, 12/15/25 (Call 05/31/24)	11,480	11,279,100
9.75%, 01/15/29 (Call 10/15/28)(a)	10,526	10,854,516
Stena International SA
7.25%, 01/15/31 (Call 01/15/27)(a)(b)	10,359	10,359,000
7.63%, 02/15/31 (Call 02/15/27)(a)(b)	5,804	5,860,985
		98,259,935
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	6,090	5,431,416
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	8,433	7,296,569
6.25%, 09/15/27 (Call 05/31/24)(a)	9,374	9,014,994
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	7,369	6,435,415
6.75%, 06/01/27 (Call 05/31/24)(b)	8,871	8,871,266
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	8,764	7,830,086
5.25%, 12/15/27 (Call 05/31/24)(a)	6,633	6,342,806
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	7,197	6,668,920
5.75%, 01/15/28 (Call 10/15/27)(a)	6,439	6,278,025
5.88%, 06/15/27 (Call 03/15/27)(a)	7,151	7,045,214
		71,214,711
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	11,796	9,694,389
4.00%, 04/15/29 (Call 05/31/24)(a)(b)	11,708	10,378,817
		20,073,206
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	$7,078	$6,175,555
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	5,530	4,773,385
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 05/31/24)(a)(b)	5,806	5,602,790
7.00%, 12/31/27 (Call 05/31/24)(a)(b)	8,389	8,109,699
Spectrum Brands Inc., 3.88%, 03/15/31 (Call 03/15/26)(a)(b)	327	305,403
		24,966,832
Housewares — 0.5%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)(b)	8,530	8,402,231
5.70%, 04/01/26 (Call 01/01/26)	30,304	29,762,846
6.38%, 09/15/27 (Call 06/15/27)(b)	7,704	7,546,068
6.63%, 09/15/29 (Call 06/15/29)(b)	7,433	7,186,931
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	7,459	6,283,642
4.38%, 02/01/32 (Call 08/01/26)(b)	5,806	4,893,587
4.50%, 10/15/29 (Call 10/15/24)(b)	5,952	5,312,691
		69,387,996
Insurance — 2.5%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)(b)	10,344	9,259,742
6.00%, 08/01/29 (Call 08/01/24)(a)	7,103	6,406,018
8.25%, 02/01/29 (Call 02/01/26)(a)	13,583	13,467,680
10.13%, 08/01/26 (Call 05/31/24)(a)	5,900	6,094,053
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 05/31/24)(a)	11,249	10,480,581
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	6,372	5,841,507
6.75%, 10/15/27 (Call 05/31/24)(a)	19,845	19,497,712
6.75%, 04/15/28 (Call 04/15/25)(a)	18,817	18,742,948
7.00%, 01/15/31 (Call 01/15/27)(a)	21,783	21,823,797
AmWINS Group Inc.
4.88%, 06/30/29 (Call 06/30/24)(a)(b)	11,708	10,615,761
6.38%, 02/15/29 (Call 02/15/26)(a)	10,705	10,564,765
Ardonagh Finco Ltd., 7.75%, 02/15/31 (Call 02/15/27)(a)(b)	10,699	10,531,828
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (Call 02/15/27)(a)	14,694	14,308,282
AssuredPartners Inc.
5.63%, 01/15/29 (Call 05/31/24)(a)	8,140	7,417,575
7.50%, 02/15/32 (Call 02/15/27)(a)(b)	7,353	7,135,939
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(d)	10,993	9,706,972
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/24)(a)(b)	6,389	6,390,492
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (Call 02/15/27)(a)	14,551	14,350,924
8.13%, 02/15/32 (Call 02/15/27)(a)	7,666	7,551,850
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)(b)	8,391	7,697,835
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(a)	47,698	48,333,256
7.38%, 01/31/32 (Call 01/31/27)(a)(b)	27,549	27,254,226
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30 (Call 03/15/26)(a)	10,671	10,945,869
Security	Par (000)	Value
Insurance (continued)
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(a)(b)(d)	$7,257	$6,601,451
4.30%, 02/01/61 (Call 02/01/26)(a)(b)	11,626	7,148,944
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (Call 06/01/27)(a)	39,660	39,864,646
USI Inc./New York, 7.50%, 01/15/32 (Call 01/15/27)(a)(b)	630	626,617
		358,661,270
Internet — 1.6%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 05/31/24)(a)(b)	13,442	11,508,832
6.13%, 12/01/28 (Call 05/31/24)(a)	7,619	6,190,437
Gen Digital Inc.
5.00%, 04/15/25 (Call 05/13/24)(a)	8,008	7,910,918
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	14,839	14,877,581
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	9,004	9,074,344
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 05/31/24)(a)(b)	11,299	10,018,635
5.25%, 12/01/27 (Call 05/31/24)(a)	7,994	7,713,881
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	7,477	6,159,179
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	7,204	6,228,758
4.63%, 06/01/28 (Call 05/31/24)(a)	6,970	6,435,851
5.00%, 12/15/27 (Call 05/31/24)(a)(b)	6,394	6,052,049
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 05/31/24)(a)(b)	9,972	7,481,992
11.75%, 10/15/28 (Call 10/15/25)(a)(b)	7,056	7,544,628
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(d)(g)	11,585	9,646,714
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(d)(g)	16,145	11,659,278
9.75%, 04/15/29(a)	5,455	5,385,721
11.25%, 02/15/27(a)	28,184	29,298,779
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	20,987	19,570,377
6.25%, 01/15/28 (Call 05/13/24)(a)(b)	8,046	8,038,598
7.50%, 09/15/27 (Call 05/21/24)(a)	14,062	14,327,859
8.00%, 11/01/26 (Call 05/31/24)(a)	24,708	24,865,884
		229,990,295
Iron & Steel — 0.6%
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)(b)	6,729	6,881,412
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 05/31/24)(b)	5,904	5,833,552
6.75%, 04/15/30 (Call 04/15/26)(a)(b)	11,724	11,423,573
7.00%, 03/15/32 (Call 03/15/27)(a)(b)	12,419	12,127,775
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	8,949	9,049,676
8.13%, 05/01/27 (Call 05/31/24)(a)	12,543	12,684,109
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	9,513	9,739,447
9.25%, 10/01/28 (Call 10/01/25)(a)	15,853	16,645,650
		84,385,194
Leisure Time — 1.1%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	29,873	32,373,502
Life Time Inc.
5.75%, 01/15/26 (Call 05/31/24)(a)(b)	13,747	13,579,768
8.00%, 04/15/26 (Call 05/31/24)(a)(b)	6,700	6,711,256
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	$22,016	$21,548,380
5.88%, 02/15/27 (Call 05/13/24)(a)	14,744	14,445,434
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	8,616	8,813,199
8.13%, 01/15/29 (Call 01/15/26)(a)	11,003	11,460,803
8.38%, 02/01/28 (Call 02/01/25)(a)	8,878	9,252,069
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	8,527	8,316,490
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 05/31/24)(a)	11,590	11,227,812
7.00%, 02/15/29 (Call 05/31/24)(a)(b)	6,637	6,607,751
9.13%, 07/15/31 (Call 07/15/26)(a)	10,427	11,174,709
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 05/31/24)(a)	10,547	10,061,416
		165,572,589
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 05/13/24)(b)	14,995	14,221,092
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	13,502	11,966,148
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	22,516	18,905,658
3.75%, 05/01/29 (Call 05/31/24)(a)(b)	11,610	10,434,488
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	16,063	14,046,759
4.88%, 01/15/30 (Call 01/15/25)(b)	14,790	13,899,642
5.38%, 05/01/25 (Call 05/13/24)(a)	8,609	8,558,551
5.75%, 05/01/28 (Call 05/31/24)(a)(b)	4,867	4,807,096
5.88%, 04/01/29 (Call 04/01/26)(a)	7,840	7,737,453
6.13%, 04/01/32 (Call 04/01/27)(a)(b)	6,634	6,528,817
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	7,018	6,104,832
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	12,374	11,234,355
6.63%, 01/15/32 (Call 01/15/27)(a)(b)	13,879	13,670,815
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/24)(b)	7,414	7,201,080
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 05/13/24)(a)(b)	11,157	10,525,451
5.25%, 06/18/25 (Call 05/13/24)(a)(b)	7,132	7,014,487
5.88%, 05/15/26 (Call 05/13/24)(a)(b)	10,217	10,031,514
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	6,596	6,348,650
4.75%, 10/15/28 (Call 07/15/28)(b)	11,932	11,119,312
5.50%, 04/15/27 (Call 01/15/27)(b)	10,315	10,057,125
5.75%, 06/15/25 (Call 03/15/25)	10,338	10,286,445
6.50%, 04/15/32 (Call 04/15/27)	8,419	8,168,366
6.75%, 05/01/25 (Call 05/01/24)	14,682	14,678,497
Station Casinos LLC
4.50%, 02/15/28 (Call 05/31/24)(a)(b)	11,057	10,250,281
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	7,870	6,906,082
6.63%, 03/15/32 (Call 03/15/27)(a)(b)	7,154	7,008,988
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 05/31/24)(a)(b)	16,865	14,439,794
6.00%, 07/15/25 (Call 05/31/24)(a)	468	462,735
6.50%, 01/15/28 (Call 05/31/24)(a)(b)	6,960	6,503,590
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	10,285	9,269,253
6.00%, 04/01/27 (Call 01/01/27)	6,464	6,384,113
6.63%, 07/31/26 (Call 04/30/26)(a)	8,842	8,853,760
Security	Par (000)	Value
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	$13,931	$13,453,561
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	15,002	13,194,447
5.50%, 01/15/26 (Call 05/31/24)(a)(b)	14,757	14,315,323
5.50%, 10/01/27 (Call 05/31/24)(a)(b)	10,101	9,497,675
5.63%, 08/26/28 (Call 05/13/24)(a)	19,580	18,057,655
		376,143,890
Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	22,580	23,091,026
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	6,716	7,188,009
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (Call 02/15/26)(a)(b)	15,598	15,994,932
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 05/31/24)(a)(b)	5,323	5,216,540
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 05/31/24)(a)	23,100	22,096,767
		73,587,274
Manufacturing — 0.2%
FXI Holdings Inc.
12.25%, 11/15/26 (Call 05/16/24)(a)(b)	8,839	8,772,796
12.25%, 11/15/26 (Call 05/31/24)(a)(b)	11,693	11,602,759
Hillenbrand Inc.
5.75%, 06/15/25 (Call 05/13/24)	6,519	6,470,075
6.25%, 02/15/29 (Call 02/15/26)(b)	7,766	7,706,773
		34,552,403
Media — 9.6%
Altice Financing SA
5.00%, 01/15/28 (Call 05/31/24)(a)(b)	17,826	14,037,975
5.75%, 08/15/29 (Call 08/15/24)(a)	30,764	22,803,815
AMC Networks Inc.
4.25%, 02/15/29 (Call 05/13/24)(b)	15,498	10,577,385
10.25%, 01/15/29 (Call 01/15/26)(a)	11,295	11,295,000
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	44,625	34,895,112
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	29,173	21,150,425
4.50%, 08/15/30 (Call 02/15/25)(a)	40,915	33,146,264
4.50%, 05/01/32 (Call 05/01/26)(b)	43,067	33,019,900
4.50%, 06/01/33 (Call 06/01/27)(a)	26,224	19,733,560
4.75%, 03/01/30 (Call 09/01/24)(a)	46,021	38,238,619
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	17,176	13,497,244
5.00%, 02/01/28 (Call 05/16/24)(a)	37,271	33,940,027
5.13%, 05/01/27 (Call 05/31/24)(a)(b)	47,059	44,136,166
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	21,633	19,064,081
5.50%, 05/01/26 (Call 05/31/24)(a)(b)	9,834	9,637,320
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	21,636	19,833,938
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	15,476	14,637,291
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	14,425	8,889,406
4.13%, 12/01/30 (Call 12/01/25)(a)	16,292	10,345,420
4.50%, 11/15/31 (Call 11/15/26)(a)(b)	21,691	13,738,754
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	33,769	14,562,881
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	7,304	3,064,758
5.38%, 02/01/28 (Call 05/31/24)(a)	14,797	11,347,745
5.50%, 04/15/27 (Call 05/31/24)(a)(b)	20,027	16,383,127
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	33,321	14,577,938
6.50%, 02/01/29 (Call 05/13/24)(a)(b)	25,585	18,996,863
7.50%, 04/01/28 (Call 05/13/24)(a)(b)	14,810	7,960,375
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
11.25%, 05/15/28 (Call 05/15/25)(a)(b)	$14,942	$13,223,670
11.75%, 01/31/29 (Call 01/31/26)(a)(b)	29,444	26,094,745
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(a)(b)	11,167	10,846,734
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(a)(b)	54,210	50,618,587
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	39,204	30,787,881
5.75%, 12/01/28 (Call 12/01/27)(a)	35,884	24,221,700
7.38%, 07/01/28 (Call 05/13/24)	13,648	6,073,360
7.75%, 07/01/26	28,785	18,019,410
5.13%, 06/01/29	21,076	8,404,055
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	67,753	68,197,544
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	11,677	7,049,989
5.38%, 11/15/31 (Call 11/15/26)(a)(b)	18,978	11,381,676
5.88%, 07/15/26 (Call 05/31/24)(a)(b)	10,034	9,681,556
7.00%, 05/15/27 (Call 05/13/24)(a)(b)	11,137	10,148,591
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 05/31/24)(a)(b)	7,902	5,653,881
5.25%, 08/15/27 (Call 05/16/24)(a)(b)	10,907	7,990,741
6.38%, 05/01/26 (Call 05/16/24)	11,618	9,802,172
8.38%, 05/01/27 (Call 05/16/24)(b)	13,517	7,238,357
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	12,508	10,438,426
6.75%, 10/15/27 (Call 05/31/24)(a)	17,028	15,751,411
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	13,292	12,320,886
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	10,354	9,518,009
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	14,562	13,124,003
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	8,050	7,375,915
Nexstar Media Inc.
4.75%, 11/01/28 (Call 05/13/24)(a)(b)	14,949	13,256,649
5.63%, 07/15/27 (Call 05/13/24)(a)(b)	25,061	23,498,865
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(b)(d)	10,138	8,870,750
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)(d)	14,324	13,239,673
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 05/31/24)(a)	15,195	11,605,181
6.50%, 09/15/28 (Call 05/31/24)(a)	16,003	6,655,025
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 05/31/24)(a)(b)	7,526	5,556,446
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 05/31/24)(a)(b)	6,005	4,708,971
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	11,341	7,796,938
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	6,817	4,720,773
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 05/31/24)(a)(b)	15,193	14,147,295
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	22,728	18,266,289
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	28,888	25,790,793
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	21,762	18,409,098
5.00%, 08/01/27 (Call 05/31/24)(a)	22,467	21,203,231
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	18,123	16,812,062
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	18,828	16,416,190
Security	Par (000)	Value
Media (continued)
Sunrise HoldCo IV BV, 5.50%, 01/15/28 (Call 05/13/24)(a)	$6,775	$6,392,072
TEGNA Inc.
4.63%, 03/15/28 (Call 05/31/24)(b)	14,685	13,334,685
4.75%, 03/15/26 (Call 05/31/24)(a)	7,769	7,500,503
5.00%, 09/15/29 (Call 09/15/24)	16,369	14,429,110
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 05/13/24)(a)	14,200	13,181,150
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/31/24)(a)(b)	14,973	12,997,671
6.63%, 06/01/27 (Call 05/13/24)(a)	21,994	21,244,444
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	12,793	12,223,654
8.00%, 08/15/28 (Call 08/15/25)(a)	22,268	22,268,000
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	7,724	6,855,050
5.13%, 04/15/27 (Call 05/31/24)(a)	9,105	8,789,170
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	13,947	11,384,239
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	12,634	10,608,875
5.50%, 05/15/29 (Call 05/15/24)(a)	21,504	19,513,536
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 05/31/24)(a)(b)	7,080	6,286,155
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	23,183	19,560,656
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	7,610	6,305,511
6.00%, 01/15/27 (Call 05/31/24)(a)(b)	9,446	9,270,513
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	14,331	12,545,501
		1,373,119,412
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 05/16/24)(a)(b)	8,295	7,559,233
5.50%, 12/15/27 (Call 05/31/24)(a)(b)	5,769	5,664,264
6.13%, 05/15/28 (Call 05/31/24)(a)(b)	5,714	5,669,476
7.13%, 03/15/31 (Call 03/15/27)(a)(b)	11,206	11,341,749
Arsenal AIC Parent LLC
8.00%, 10/01/30 (Call 10/01/26)(a)	9,928	10,325,120
11.50%, 10/01/31 (Call 10/01/26)(a)	6,922	7,694,165
Constellium SE, 3.75%, 04/15/29 (Call 05/13/24)(a)(b)	7,406	6,567,780
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	22,134	19,444,055
4.50%, 09/15/27 (Call 06/15/27)(a)	8,896	8,389,195
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	10,115	9,706,661
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	12,507	12,131,415
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	8,103	7,100,254
4.63%, 03/01/28 (Call 05/31/24)(a)(b)	7,185	6,685,053
Novelis Corp.
3.25%, 11/15/26 (Call 05/31/24)(a)	11,671	10,912,385
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	11,141	9,430,188
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	23,538	21,441,706
		160,062,699
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	356	345,484
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	11,995	10,360,432
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
8.88%, 11/30/29 (Call 11/30/26)(a)(b)	$7,308	$6,960,870
		17,666,786
Oil & Gas — 6.1%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	9,111	8,645,086
7.63%, 02/01/29 (Call 05/31/24)(a)(b)	5,091	5,199,184
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)	5,849	5,555,783
7.00%, 11/01/26 (Call 05/31/24)(a)(b)	8,888	8,876,890
8.25%, 12/31/28 (Call 05/31/24)(a)(b)	7,895	8,031,025
Baytex Energy Corp.
7.38%, 03/15/32 (Call 03/15/27)(a)(b)	4,310	4,336,334
8.50%, 04/30/30 (Call 04/30/26)(a)(b)	12,724	13,258,026
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 05/31/24)(a)(b)	1,837	1,832,408
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 05/31/24)(a)	5,762	5,682,772
5.88%, 02/01/29 (Call 05/31/24)(a)	6,602	6,478,080
6.75%, 04/15/29 (Call 05/31/24)(a)(b)	12,672	12,652,728
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 05/31/24)(a)	8,081	8,065,646
7.00%, 06/15/25 (Call 05/31/24)(a)	19,913	19,875,808
8.38%, 01/15/29 (Call 10/15/25)(a)	17,259	17,863,065
Civitas Resources Inc.
5.00%, 10/15/26 (Call 05/31/24)(a)(b)	6,022	5,817,171
8.38%, 07/01/28 (Call 07/01/25)(a)	18,559	19,336,182
8.63%, 11/01/30 (Call 11/01/26)(a)(b)	14,959	15,907,902
8.75%, 07/01/31 (Call 07/01/26)(a)(b)	20,860	22,107,130
CNX Resources Corp.
6.00%, 01/15/29 (Call 05/31/24)(a)(b)	7,817	7,569,255
7.25%, 03/01/32 (Call 03/01/27)(a)(b)	5,771	5,792,641
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	7,411	7,494,374
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	14,592	13,241,198
6.75%, 03/01/29 (Call 05/16/24)(a)(b)	17,969	17,129,848
6.75%, 03/01/29 (Call 05/16/24)(a)	3,132	2,949,170
Crescent Energy Finance LLC
7.63%, 04/01/32 (Call 04/01/27)(a)(b)	10,732	10,739,378
9.25%, 02/15/28 (Call 02/15/25)(a)(b)	15,003	15,786,907
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/31/24)(a)	5,516	5,433,873
5.63%, 10/15/25 (Call 05/31/24)(a)	12,900	12,821,955
CVR Energy Inc.
5.75%, 02/15/28 (Call 05/16/24)(a)(b)	5,737	5,339,043
8.50%, 01/15/29 (Call 01/15/26)(a)	8,883	8,849,689
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (Call 05/31/24)(a)	1,875	1,901,981
8.75%, 05/01/31 (Call 05/01/27)(a)(b)	6,445	6,558,464
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 05/03/24)(a)(b)	13,011	13,180,143
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)	9,021	8,487,524
5.38%, 03/30/28 (Call 09/30/27)(a)	9,330	8,272,981
5.88%, 03/30/31 (Call 09/30/30)(a)	9,129	7,787,662
8.50%, 09/30/33 (Call 09/30/29)(a)(h)	10,903	10,536,596
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 05/31/24)(a)(b)	8,961	8,602,560
6.00%, 04/15/30 (Call 04/15/25)(a)(b)	6,983	6,663,029
Security	Par (000)	Value
Oil & Gas (continued)
6.00%, 02/01/31 (Call 02/01/26)(a)	$8,611	$8,225,901
6.25%, 11/01/28 (Call 05/31/24)(a)	8,767	8,642,859
6.25%, 04/15/32 (Call 05/15/27)(a)(b)	7,234	6,956,395
8.38%, 11/01/33 (Call 11/01/28)(a)(b)	8,835	9,470,943
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)	9,750	9,503,488
6.50%, 06/30/27 (Call 12/30/26)(a)	8,383	7,862,509
6.75%, 06/30/30 (Call 12/30/29)(a)	8,259	7,381,225
Matador Resources Co.
6.50%, 04/15/32 (Call 04/15/27)(a)(b)	10,200	10,123,914
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	7,906	7,961,764
MEG Energy Corp.
5.88%, 02/01/29 (Call 05/13/24)(a)	992	959,266
7.13%, 02/01/27 (Call 05/31/24)(a)(b)	4,377	4,417,766
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 05/31/24)(a)	12,087	12,056,782
10.50%, 05/15/27 (Call 05/31/24)(a)(b)	7,716	7,888,456
Murphy Oil Corp., 5.88%, 12/01/27 (Call 05/16/24)(b)	5,511	5,452,418
Nabors Industries Inc.
7.38%, 05/15/27 (Call 05/31/24)(a)	9,851	9,724,848
9.13%, 01/31/30 (Call 05/31/26)(a)(b)	10,003	10,287,349
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 05/31/24)(a)(b)	8,890	8,829,427
Northern Oil & Gas Inc.
8.13%, 03/01/28 (Call 05/31/24)(a)(b)	10,979	11,131,741
8.75%, 06/15/31 (Call 06/15/26)(a)(b)	8,032	8,453,680
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	11,420	10,323,452
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	11,755	10,603,010
5.88%, 07/15/27 (Call 05/31/24)(a)(b)	7,471	7,289,455
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 05/31/24)	12,199	11,882,588
7.88%, 09/15/30 (Call 09/15/26)(a)	7,568	7,773,273
Permian Resources Operating LLC
5.88%, 07/01/29 (Call 07/01/24)(a)(b)	10,408	10,097,793
7.00%, 01/15/32 (Call 01/15/27)(a)(b)	15,272	15,551,172
8.00%, 04/15/27 (Call 05/31/24)(a)	7,362	7,558,124
9.88%, 07/15/31 (Call 07/15/26)(a)(b)	7,312	8,086,633
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	6,746	6,197,887
4.88%, 05/15/25 (Call 02/15/25)	12,451	12,327,216
8.25%, 01/15/29 (Call 05/16/24)	7,782	8,096,644
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	5,641	5,585,401
6.63%, 01/15/27 (Call 05/31/24)(b)	5,945	5,922,436
6.75%, 09/15/26 (Call 05/31/24)(b)	5,477	5,463,533
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	16,851	15,116,021
5.38%, 02/01/29 (Call 05/16/24)	10,556	10,085,832
5.38%, 03/15/30 (Call 03/15/25)	16,714	15,868,439
Sunoco LP
7.00%, 05/01/29 (Call 05/01/26)(a)(b)	9,100	9,242,233
7.25%, 05/01/32 (Call 05/01/27)(a)	6,110	6,204,888
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/16/24)(b)	11,786	10,754,725
4.50%, 04/30/30 (Call 04/30/25)(b)	12,173	10,940,484
5.88%, 03/15/28 (Call 05/31/24)(b)	6,111	5,963,827
6.00%, 04/15/27 (Call 05/31/24)(b)	8,708	8,597,878
7.00%, 09/15/28 (Call 09/15/25)(a)	7,587	7,674,488
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)(b)	$8,821	$9,314,248
9.38%, 02/01/31 (Call 02/01/27)(a)(b)	9,406	9,996,162
Transocean Inc.
8.00%, 02/01/27 (Call 05/13/24)(a)(b)	7,816	7,812,092
8.25%, 05/15/29 (Call 05/15/26)(a)	11,115	11,059,425
8.50%, 05/15/31 (Call 05/15/27)(a)(b)	10,900	10,818,250
8.75%, 02/15/30 (Call 02/15/26)(a)	16,169	16,849,162
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/31/24)(a)(b)	112	111,630
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	8,519	8,734,637
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)	16,678	17,079,273
Vital Energy Inc.
7.88%, 04/15/32 (Call 04/15/27)(a)(b)	16,104	16,346,365
9.75%, 10/15/30 (Call 10/15/26)(b)	7,154	7,791,891
		879,110,789
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 05/31/24)(a)	12,404	12,139,692
6.88%, 04/01/27 (Call 05/31/24)(a)	6,716	6,697,531
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29 (Call 03/15/26)(a)	15,257	15,146,081
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 05/31/24)	11,220	11,198,570
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)(b)	24,512	25,379,112
		70,560,986
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/31/24)(a)(b)	8,615	7,444,326
4.00%, 09/01/29 (Call 05/31/24)(a)(b)	15,552	12,786,632
6.00%, 06/15/27 (Call 06/15/24)(a)	8,515	8,230,315
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 05/13/24)(a)	17,613	14,692,589
5.25%, 04/30/25 (Call 05/31/24)(a)	11,002	10,891,980
5.25%, 08/15/27 (Call 05/31/24)(a)(b)	26,258	13,388,298
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	18,921	15,819,659
3.13%, 09/15/31 (Call 06/15/31)(b)	12,192	10,109,642
6.00%, 06/15/29 (Call 05/15/26)(b)	13,688	13,609,579
6.88%, 03/15/28 (Call 11/15/24)	9,633	9,792,041
Berry Global Inc., 5.63%, 07/15/27 (Call 05/31/24)(a)(b)	7,854	7,657,650
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	6,969	6,951,578
8.75%, 04/15/30 (Call 04/15/25)(a)	16,002	15,468,653
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	7,082	6,741,196
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	5,477	5,257,920
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 05/31/24)	11,299	11,051,015
Security	Par (000)	Value
Packaging & Containers (continued)
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	$7,483	$6,799,877
3.75%, 02/01/30 (Call 08/01/29)(a)	6,221	5,418,553
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	7,105	6,332,331
6.75%, 07/15/26 (Call 05/13/24)(a)	10,386	10,222,361
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	6,554	5,542,226
10.50%, 07/15/27 (Call 05/13/24)(a)(b)	11,005	10,809,221
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (Call 02/15/25)(a)(b)	40,006	40,716,107
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	20,681	20,276,686
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	5,368	4,883,538
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 05/31/24)(a)(b)	8,978	8,972,576
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	9,494	9,492,339
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27 (Call 05/31/24)(a)(b)	14,164	13,079,038
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	6,686	6,130,931
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	5,319	4,912,309
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	6,174	5,800,872
5.50%, 09/15/25 (Call 06/15/25)(a)	3,906	3,869,761
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(a)(b)	11,048	10,902,650
7.25%, 02/15/31 (Call 11/15/26)(a)(b)	5,730	5,828,253
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 05/16/24)(b)	8,715	8,127,796
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 05/31/24)(a)	15,140	14,859,700
8.50%, 08/15/27 (Call 05/13/24)(a)(b)	10,926	10,812,696
		383,682,894
Pharmaceuticals — 2.8%
AdaptHealth LLC
4.63%, 08/01/29 (Call 05/31/24)(a)(b)	6,961	5,873,344
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	8,723	7,426,180
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 05/31/24)(a)(b)	9,955	6,495,637
9.25%, 04/01/26 (Call 05/31/24)(a)	10,319	9,596,670
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	23,637	15,304,957
5.00%, 01/30/28 (Call 05/16/24)(a)(b)	6,247	2,814,461
5.00%, 02/15/29 (Call 05/13/24)(a)(b)	6,483	2,829,830
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	11,174	4,782,472
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	6,568	2,748,891
5.50%, 11/01/25 (Call 05/31/24)(a)(b)	24,158	22,625,779
5.75%, 08/15/27 (Call 05/16/24)(a)(b)	7,073	4,881,633
6.13%, 02/01/27 (Call 05/31/24)(a)(b)	14,497	10,628,113
6.25%, 02/15/29 (Call 05/13/24)(a)(b)	11,462	5,000,297
9.00%, 12/15/25 (Call 05/31/24)(a)(b)	14,327	13,508,831
11.00%, 09/30/28(a)	26,581	20,703,555
Endo Finance Holdings Inc., 8.50%, 04/15/31 (Call 04/15/27)(a)(b)	8,967	9,105,988
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/31/24)(a)(b)	4,998	4,794,331
HLF Financing Sarl LLC / Herbalife International Inc., 12.25%, 04/15/29 (Call 04/15/26)(a)	10,380	9,906,153
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	$8,678	$5,079,112
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	23,555	21,415,813
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 05/31/24)(a)	32,507	29,622,004
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	30,151	26,080,615
Owens & Minor Inc.
4.50%, 03/31/29 (Call 05/31/24)(a)(b)	6,628	5,915,711
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	7,902	7,645,185
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	10,644	10,263,084
4.65%, 06/15/30 (Call 03/15/30)(b)	11,010	10,063,470
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	9,214	7,807,299
5.13%, 01/15/28 (Call 05/31/24)(a)(b)	5,824	5,596,107
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	49,953	46,291,445
4.75%, 05/09/27 (Call 02/09/27)(b)	15,580	14,899,988
5.13%, 05/09/29 (Call 02/09/29)(b)	15,119	14,348,687
6.75%, 03/01/28 (Call 12/01/27)(b)	18,227	18,489,773
7.13%, 01/31/25 (Call 10/31/24)(b)	271	271,678
7.88%, 09/15/29 (Call 06/15/29)	9,084	9,558,753
8.13%, 09/15/31 (Call 06/15/31)(b)	7,531	8,115,029
		400,490,875
Pipelines — 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	11,154	10,604,666
5.75%, 03/01/27 (Call 05/16/24)(a)	8,953	8,776,225
5.75%, 01/15/28 (Call 05/16/24)(a)(b)	11,063	10,795,951
6.63%, 02/01/32 (Call 02/01/27)(a)(b)	9,239	9,178,632
7.88%, 05/15/26 (Call 05/16/24)(a)	9,370	9,525,007
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	8,383	7,890,499
4.13%, 12/01/27 (Call 09/01/27)(b)	5,223	4,846,618
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	8,354	7,783,171
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (Call 06/15/26)(a)(b)	21,685	19,895,987
7.50%, 12/15/33 (Call 12/15/28)(a)(b)	7,273	7,312,439
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/29 (Call 03/15/26)(a)	13,497	13,644,387
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	7,195	7,018,370
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	17,123	15,517,376
4.38%, 06/15/31 (Call 06/15/26)(a)	15,031	13,312,387
Energy Transfer LP, 8.00%, 05/15/54 (Call 02/15/29), (5-year CMT + 4.020%)(b)(d)	12,623	12,990,582
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	131	126,313
5.63%, 01/15/28 (Call 07/15/27)(a)	28	27,547
6.50%, 09/01/30 (Call 03/01/30)(a)	94	95,187
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	227	221,954
4.85%, 07/15/26 (Call 04/15/26)	148	144,225
Security	Par (000)	Value
Pipelines (continued)
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)(b)	$7,376	$7,034,860
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	11,301	10,453,425
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	15,782	14,422,854
5.50%, 07/15/28 (Call 04/15/28)(b)	13,025	12,674,953
6.00%, 07/01/25 (Call 04/01/25)(a)	6,324	6,302,182
6.38%, 04/01/29 (Call 04/01/26)(a)(b)	8,270	8,192,638
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	13,017	13,033,271
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	6,604	6,726,306
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	7,207	7,558,341
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 05/31/24)	10,109	10,098,801
8.00%, 01/15/27 (Call 05/31/24)	14,733	14,917,163
8.25%, 01/15/29 (Call 01/15/26)(b)	9,288	9,425,274
8.88%, 04/15/30 (Call 04/15/26)(b)	6,811	7,035,326
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27 (Call 05/16/24)(b)	5,560	5,520,840
8.25%, 01/15/32 (Call 01/15/27)(a)	7,200	7,381,668
Harvest Midstream I LP, 7.50%, 05/15/32 (Call 05/15/27)(a)	6,535	6,543,169
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	10,968	9,871,168
5.13%, 06/15/28 (Call 05/31/24)(a)	8,504	8,142,580
5.50%, 10/15/30 (Call 10/15/25)(a)(b)	5,981	5,693,015
5.63%, 02/15/26 (Call 05/31/24)(a)(b)	10,650	10,522,422
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	17,337	15,650,543
Kinetik Holdings LP
5.88%, 06/15/30 (Call 06/15/25)(a)(b)	15,286	14,757,104
6.63%, 12/15/28 (Call 12/15/25)(a)(b)	13,312	13,358,894
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 05/31/24)(a)(b)	22,833	21,822,996
6.75%, 09/15/25 (Call 05/21/24)(a)	12,327	12,166,231
8.75%, 03/15/29 (Call 03/15/26)(a)(b)	10,767	10,507,973
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (Call 02/15/26)(a)	14,171	14,369,118
8.38%, 02/15/32 (Call 02/15/27)(a)	18,982	19,243,002
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	9,101	8,896,275
5.75%, 10/01/25 (Call 07/01/25)	7,139	7,076,534
6.00%, 06/01/26 (Call 03/01/26)(b)	7,432	7,366,022
6.38%, 10/01/30 (Call 04/01/30)(b)	8,543	8,433,173
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	6,377	6,187,300
4.95%, 07/15/29 (Call 04/15/29)(a)	8,212	7,568,045
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 05/31/24)(a)(b)	11,736	11,134,530
6.00%, 03/01/27 (Call 05/31/24)(a)	5,699	5,551,111
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	11,123	10,451,390
6.00%, 09/01/31 (Call 09/01/26)(a)	7,203	6,677,613
7.38%, 02/15/29 (Call 02/15/26)(a)	11,524	11,522,163
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	18,078	14,838,603
6.25%, 01/15/30 (Call 10/15/29)(a)	14,796	14,629,545
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	17,985	15,891,546
4.13%, 08/15/31 (Call 02/15/31)(a)	18,592	16,161,678
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)(b)	33,384	34,062,112
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
8.38%, 06/01/31 (Call 06/01/26)(a)(b)	$33,624	$34,506,630
9.50%, 02/01/29 (Call 11/01/28)(a)(b)	43,788	46,994,254
9.88%, 02/01/32 (Call 02/01/27)(a)(b)	29,863	31,795,211
		762,877,375
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(b)	9,626	8,417,149
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/31/24)(a)(b)	9,999	9,859,259
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	6,237	6,480,958
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(a)(b)	11,148	11,429,487
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 05/16/24)(a)	9,813	8,657,757
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	10,270	8,707,399
5.38%, 08/01/28 (Call 05/31/24)(a)	10,741	10,109,966
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 05/31/24)(b)	9,006	7,371,691
4.75%, 02/01/30 (Call 09/01/24)(b)	8,363	6,622,309
5.00%, 03/01/31 (Call 03/01/26)(b)	8,691	6,764,814
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	6,819	4,551,683
5.75%, 01/15/29 (Call 05/16/24)(a)(b)	8,138	5,668,117
		94,640,589
Real Estate Investment Trusts — 3.8%
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)(b)	7,035	6,263,801
8.88%, 04/12/29 (Call 03/12/29)	2,695	2,756,262
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (Call 05/31/24)(a)(b)	11,360	10,073,797
5.75%, 05/15/26 (Call 05/13/24)(a)(b)	13,792	13,344,863
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	6,943	5,016,526
4.75%, 02/15/28 (Call 08/15/27)(b)	7,164	5,638,032
9.75%, 06/15/25 (Call 05/16/24)	7,596	7,611,192
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)(b)	14,109	13,086,098
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(b)	5,841	4,409,955
3.95%, 11/01/27 (Call 08/01/27)(b)	5,864	5,172,048
4.65%, 04/01/29 (Call 01/01/29)(b)	7,933	6,683,553
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	16,092	14,201,190
4.88%, 09/15/27 (Call 05/13/24)(a)(b)	13,482	12,850,031
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	13,804	12,713,449
5.00%, 07/15/28 (Call 05/13/24)(a)	7,437	6,998,626
5.25%, 03/15/28 (Call 05/13/24)(a)	12,133	11,613,586
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	18,736	17,375,493
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	9,117	8,437,328
7.00%, 02/15/29 (Call 08/15/25)(a)	15,111	15,205,444
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	10,897	9,661,643
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 05/31/24)(a)	9,106	8,424,671
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	8,986	8,023,381
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	$18,648	$12,401,479
4.63%, 08/01/29 (Call 08/01/24)(b)	12,264	9,113,992
5.00%, 10/15/27 (Call 05/31/24)(b)	20,966	17,192,120
5.25%, 08/01/26 (Call 05/31/24)(b)	7,726	7,026,797
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	5,524	2,326,049
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/31/24)(a)	10,811	9,896,705
5.88%, 10/01/28 (Call 05/31/24)(a)(b)	10,020	9,649,260
7.50%, 06/01/25 (Call 05/31/24)(a)	11,836	11,831,266
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/32 (Call 04/01/27)(a)	15,719	15,401,140
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 05/31/24)(a)(b)	8,362	7,683,981
4.75%, 10/15/27 (Call 05/31/24)(b)	10,384	9,829,137
7.25%, 07/15/28 (Call 07/15/25)(a)	5,348	5,426,718
Rithm Capital Corp., 8.00%, 04/01/29 (Call 04/01/26)(a)(b)	11,704	11,444,171
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 05/31/24)(a)	7,678	7,194,382
4.00%, 09/15/29 (Call 09/15/24)(a)	7,569	6,521,522
SBA Communications Corp.
3.13%, 02/01/29 (Call 05/31/24)(b)	23,695	20,644,269
3.88%, 02/15/27 (Call 05/13/24)(b)	22,374	20,996,135
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	5,976	5,089,151
4.38%, 02/15/30 (Call 08/15/29)	5,421	4,130,802
4.75%, 10/01/26 (Call 08/01/26)	6,949	6,447,876
4.95%, 02/15/27 (Call 08/15/26)(b)	5,562	5,126,217
4.95%, 10/01/29 (Call 07/01/29)(b)	6,012	4,919,018
5.50%, 12/15/27 (Call 09/15/27)	6,599	6,209,470
7.50%, 09/15/25 (Call 06/15/25)	12,664	12,758,109
8.63%, 11/15/31 (Call 11/15/26)(a)(b)	14,519	15,217,121
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	6,521	6,037,737
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	7,285	6,741,903
4.75%, 03/15/25 (Call 09/15/24)(b)	245	241,763
7.25%, 04/01/29 (Call 10/01/28)(a)(b)	9,063	8,941,465
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	10,459	8,158,020
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 05/13/24)(a)	7,838	6,881,906
6.50%, 02/15/29 (Call 05/13/24)(a)	16,321	13,097,603
10.50%, 02/15/28 (Call 09/15/25)(a)	37,079	38,430,066
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,874	7,150,379
6.38%, 08/15/25 (Call 05/13/24)(a)(b)	4,570	4,563,568
		550,282,266
Retail — 5.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 05/13/24)(a)(b)	10,232	9,136,160
3.88%, 01/15/28 (Call 05/31/24)(a)	23,430	21,580,063
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	43,189	37,304,499
4.38%, 01/15/28 (Call 05/31/24)(a)(b)	11,039	10,252,471
5.75%, 04/15/25 (Call 05/31/24)(a)	5,076	5,044,275
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)(b)	$8,023	$7,152,218
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 05/13/24)(b)	5,994	5,607,387
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	11,694	10,566,581
4.75%, 03/01/30 (Call 03/01/25)(b)	6,587	5,969,918
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	9,072	8,042,219
Bath & Body Works Inc.
5.25%, 02/01/28	7,502	7,196,819
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	14,479	14,469,878
7.50%, 06/15/29 (Call 06/15/24)(b)	5,985	6,148,963
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 05/31/24), (7.75% PIK)(a)(b)(c)	5,906	5,752,981
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(a)(b)	9,102	9,048,810
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(a)(b)(c)	14,222	13,931,160
13.00%, 06/01/30 (Call 08/15/25), (13.00% PIK)(a)(c)	21,189	21,030,216
14.00%, 06/01/31 (Call 08/15/28), (14.00% PIK)(a)(c)	24,907	24,969,136
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(a)	17,044	17,576,719
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 05/31/24)(a)	9,055	8,866,646
5.88%, 04/01/29 (Call 05/31/24)(a)(b)	12,476	11,812,360
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	14,906	13,434,654
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	18,878	16,434,243
FirstCash Inc.
4.63%, 09/01/28 (Call 05/31/24)(a)(b)	7,474	6,904,107
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	7,984	7,522,339
6.88%, 03/01/32 (Call 03/01/27)(a)	7,344	7,241,992
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	10,942	9,261,254
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	11,313	9,226,657
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (Call 01/15/26)(a)	7,658	7,279,406
8.75%, 01/15/32 (Call 01/15/27)(a)	7,722	7,279,915
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 05/31/24)(a)	9,885	9,510,490
Kohl's Corp., 4.63%, 05/01/31 (Call 02/01/31)(b)	7,913	6,538,116
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 05/31/24)(a)(b)	12,699	11,613,235
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/31/24)(a)(b)	14,911	13,612,294
8.25%, 08/01/31 (Call 08/01/26)(a)(b)	12,607	13,099,682
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	11,411	10,081,162
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	8,544	7,486,680
4.63%, 12/15/27 (Call 05/31/24)(a)(b)	6,186	5,809,891
Macy's Retail Holdings LLC
5.88%, 04/01/29 (Call 05/31/24)(a)(b)	7,400	7,134,425
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	6,451	6,144,577
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	6,756	6,389,757
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 05/13/24)(a)(b)	12,406	10,514,085
7.88%, 05/01/29 (Call 05/13/24)(a)	19,664	14,428,460
Security	Par (000)	Value
Retail (continued)
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	$7,504	$6,456,817
4.75%, 09/15/29 (Call 09/15/24)(b)	7,243	6,724,705
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 05/31/24)(a)(b)	17,475	17,356,810
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	6,655	5,739,937
4.38%, 04/01/30 (Call 01/01/30)(b)	7,821	6,979,148
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 05/13/24)(b)	6,013	5,802,579
3.75%, 06/15/29 (Call 06/15/24)(b)	6,746	5,899,714
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 05/31/24)(a)	17,736	16,369,441
7.75%, 02/15/29 (Call 05/31/24)(a)(b)	17,370	16,475,098
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	7,945	6,113,751
4.75%, 02/15/27 (Call 11/15/26)(b)	8,882	7,732,003
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	10,057	9,001,015
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	8,387	7,315,309
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	11,160	11,118,150
6.00%, 12/01/29 (Call 12/01/24)(a)	12,498	12,644,070
6.13%, 07/01/29 (Call 07/01/24)(a)	6,952	7,064,970
Staples Inc.
7.50%, 04/15/26 (Call 05/31/24)(a)	30,459	29,299,274
10.75%, 04/15/27 (Call 05/31/24)(a)(b)	15,450	14,093,923
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	9,605	8,522,620
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	7,251	6,208,649
3.45%, 06/01/26 (Call 03/01/26)	21,271	20,115,532
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	15,881	13,726,425
4.63%, 01/31/32 (Call 10/01/26)(b)	16,217	14,591,752
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	12,153	11,339,889
5.38%, 04/01/32 (Call 04/01/27)(b)	15,078	14,227,978
		749,326,459
Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29 (Call 05/31/24)(a)(b)	5,527	4,880,906
4.38%, 04/15/28 (Call 05/13/24)(a)(b)	5,273	4,918,654
4.75%, 04/15/29 (Call 01/15/29)(a)(b)	23,567	22,247,484
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	13,396	13,037,546
		45,084,590
Software — 2.6%
AthenaHealth Group Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	34,175	30,688,996
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)(b)	10,849	10,961,721
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)(b)	11,736	12,036,676
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	14,263	12,978,964
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	14,119	12,878,293
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	$57,319	$54,381,401
9.00%, 09/30/29 (Call 09/30/25)(a)(b)	56,200	54,141,237
Fair Isaac Corp.
4.00%, 06/15/28 (Call 05/16/24)(a)	14,823	13,619,187
5.25%, 05/15/26 (Call 02/15/26)(a)	6,242	6,135,704
Open Text Corp.
3.88%, 02/15/28 (Call 05/31/24)(a)(b)	12,849	11,733,578
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	12,423	10,854,109
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	13,122	11,528,774
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	9,788	8,368,740
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	14,736	12,717,563
Rocket Software Inc., 9.00%, 11/28/28 (Call 05/01/25)(a)	9,210	9,252,778
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/24)(a)	30,093	29,244,486
Twilio Inc.
3.63%, 03/15/29 (Call 05/13/24)(b)	8,384	7,427,350
3.88%, 03/15/31 (Call 03/15/26)(b)	8,177	7,078,911
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(a)(b)	37,086	37,047,060
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/24)(a)	27,540	25,022,794
		378,098,322
Telecommunications — 4.9%
Altice France Holding SA
6.00%, 02/15/28 (Call 05/31/24)(a)(b)	16,520	4,722,407
10.50%, 05/15/27 (Call 05/13/24)(a)(b)	23,444	8,264,010
Altice France SA/France
5.13%, 01/15/29 (Call 05/31/24)(a)	6,857	4,474,193
5.13%, 07/15/29 (Call 05/31/24)(a)	37,281	24,232,650
5.50%, 01/15/28 (Call 05/13/24)(a)	16,210	10,948,234
5.50%, 10/15/29 (Call 10/15/24)(a)	28,941	18,920,179
8.13%, 02/01/27 (Call 05/13/24)(a)	25,710	19,231,080
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(b)(d)	7,795	7,335,719
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(b)(d)	7,059	6,292,522
C&W Senior Finance Ltd., 6.88%, 09/15/27 (Call 05/13/24)(a)	18,341	17,317,205
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	18,659	13,034,509
6.00%, 03/01/26 (Call 05/31/24)(a)	22,447	19,879,344
7.13%, 07/01/28 (Call 05/31/24)(a)	9,984	3,324,144
8.25%, 03/01/27 (Call 05/31/24)(a)(b)	13,439	5,157,130
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/13/24)(a)(b)	10,426	3,572,098
6.00%, 06/15/25 (Call 05/13/24)(a)(b)	18,533	14,641,070
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(a)	31,290	30,335,029
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 05/13/24)(a)(b)	5,725	4,722,285
6.50%, 10/01/28 (Call 05/13/24)(a)(b)	11,306	9,807,955
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/31/24)(a)(b)	21,592	19,787,557
5.88%, 10/15/27 (Call 05/31/24)(a)(b)	16,955	16,255,606
5.88%, 11/01/29 (Call 11/01/24)(b)	10,924	9,104,512
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	13,956	11,583,480
6.75%, 05/01/29 (Call 05/31/24)(a)(b)	14,581	12,831,280
Security	Par (000)	Value
Telecommunications (continued)
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	$10,683	$10,789,830
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	16,874	17,149,563
Hughes Satellite Systems Corp.
5.25%, 08/01/26	11,490	9,507,975
6.63%, 08/01/26(b)	10,379	5,967,925
Iliad Holding SASU
6.50%, 10/15/26 (Call 05/13/24)(a)	17,915	17,819,028
7.00%, 10/15/28 (Call 10/15/24)(a)	13,685	13,359,981
8.50%, 04/15/31 (Call 04/15/27)(a)	5,405	5,405,000
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	45,096	43,179,420
Level 3 Financing Inc.
3.88%, 10/15/30 (Call 03/22/25)(a)(b)	10,393	5,716,150
4.00%, 04/15/31 (Call 03/22/25)(a)(b)	11,994	6,566,715
4.50%, 04/01/30 (Call 03/22/26)(a)	10,906	6,298,215
4.88%, 06/15/29 (Call 03/22/26)(a)(b)	12,864	8,116,219
10.50%, 04/15/29 (Call 03/22/27)(a)	8,793	8,787,724
10.50%, 05/15/30 (Call 05/15/26)(a)	11,847	11,847,000
10.75%, 12/15/30 (Call 03/22/27)(a)(b)	9,277	9,300,193
11.00%, 11/15/29 (Call 03/22/27)(a)	23,582	24,093,543
Lumen Technologies Inc.
4.13%, 04/15/29 (Call 05/31/24)(a)	6,757	4,341,694
4.13%, 04/15/30 (Call 05/31/24)(a)	6,758	4,172,756
4.50%, 01/15/29 (Call 05/13/24)(a)	5,172	1,525,740
5.13%, 12/15/26 (Call 05/31/24)(a)	5,205	3,337,056
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(d)	11,360	10,763,600
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(a)(b)	11,017	7,795,196
ViaSat Inc.
5.63%, 09/15/25 (Call 05/13/24)(a)	10,536	10,121,145
5.63%, 04/15/27 (Call 05/13/24)(a)(b)	8,590	7,862,427
6.50%, 07/15/28 (Call 05/31/24)(a)(b)	5,688	4,362,013
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	19,428	15,930,960
4.75%, 07/15/31 (Call 07/15/26)(a)	20,344	16,941,466
Vmed O2 UK Financing I PLC, 7.75%, 04/15/32 (Call 04/15/27)(a)(b)	13,025	12,814,646
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(b)(d)	8,590	7,964,068
4.13%, 06/04/81 (Call 03/04/31), (5-year CMT + 2.767%)(b)(d)	15,156	12,640,134
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(b)(d)	29,845	30,255,369
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 05/31/24)(a)(b)	20,933	20,095,680
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/24)(a)(b)	21,341	17,017,954
6.13%, 03/01/28 (Call 05/31/24)(a)(b)	16,260	10,833,225
		698,453,808
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30 (Call 05/09/27)(a)	19,325	19,085,853
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(a)(b)	6,571	6,603,855
7.13%, 02/01/32 (Call 02/01/27)(a)(b)	8,132	8,159,825
		33,849,533
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(b)(d)	$7,560	$7,513,506
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31 (Call 05/01/27)(a)	10,205	10,262,250
7.88%, 12/01/30 (Call 12/01/26)(a)(b)	6,841	7,087,134
5.50%, 05/01/28 (Call 05/31/24)(a)(b)	14,679	14,091,840
9.75%, 08/01/27 (Call 05/13/24)(a)	5,276	5,447,317
		44,402,047
Total Long-Term Investments — 98.2% (Cost: $15,342,076,240)		14,111,060,803
	Shares
Short-Term Securities
Money Market Funds — 19.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(i)(j)(k)	2,635,085,897	2,635,876,422
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(i)(j)	116,850,000	116,850,000
Total Short-Term Securities — 19.2% (Cost: $2,751,757,998)		2,752,726,422
Total Investments — 117.4% (Cost: $18,093,834,238)		16,863,787,225
Liabilities in Excess of Other Assets — (17.4)%		(2,498,828,313)
Net Assets — 100.0%		$14,364,958,912

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,111,060,803	$—	$14,111,060,803
Short-Term Securities
Money Market Funds	2,752,726,422	—	—	2,752,726,422
	$2,752,726,422	$14,111,060,803	$—	$16,863,787,225
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$5,126	$4,223,819
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	10,205	8,574,341
3.20%, 03/01/29 (Call 12/01/28)	8,740	7,646,043
3.25%, 02/01/28 (Call 12/01/27)	9,568	8,643,445
3.25%, 02/01/35 (Call 11/01/34)	6,778	5,112,274
3.60%, 05/01/34 (Call 02/01/34)	6,653	5,287,670
3.63%, 02/01/31 (Call 11/01/30)	14,423	12,386,713
3.75%, 02/01/50 (Call 08/01/49)	12,282	7,924,574
3.90%, 05/01/49 (Call 11/01/48)(a)	8,375	5,558,178
3.95%, 08/01/59 (Call 02/01/59)	7,083	4,432,752
5.04%, 05/01/27 (Call 03/01/27)(a)	1,756	1,704,072
5.15%, 05/01/30 (Call 02/01/30)	38,880	36,762,047
5.71%, 05/01/40 (Call 11/01/39)	26,377	23,931,040
5.81%, 05/01/50 (Call 11/01/49)(a)	45,674	40,403,453
5.93%, 05/01/60 (Call 11/01/59)	28,036	24,493,635
6.30%, 05/01/29 (Call 04/01/29)(b)	6,670	6,686,632
6.39%, 05/01/31 (Call 03/01/31)(b)	2,750	2,747,730
6.53%, 05/01/34 (Call 02/01/34)(b)	2,695	2,715,237
6.86%, 05/01/54 (Call 11/01/53)(b)	3,050	3,054,476
7.01%, 05/01/64 (Call 11/01/63)(b)	1,970	1,972,296
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	11,793	10,621,781
General Dynamics Corp.
3.63%, 04/01/30 (Call 01/01/30)(a)	9,695	8,908,211
3.75%, 05/15/28 (Call 02/15/28)(a)	10,484	9,972,172
4.25%, 04/01/40 (Call 10/01/39)	4,214	3,628,407
4.25%, 04/01/50 (Call 10/01/49)	3,531	2,909,823
General Electric Co.
5.88%, 01/14/38(a)	8,748	8,876,548
6.75%, 03/15/32	9,210	9,944,645
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	15,770	15,108,937
5.05%, 06/01/29 (Call 05/01/29)(a)	6,117	5,978,512
5.25%, 06/01/31 (Call 04/01/31)	7,412	7,214,098
5.35%, 06/01/34 (Call 03/01/34)	6,479	6,265,499
5.40%, 07/31/33 (Call 04/30/33)	9,730	9,473,133
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	8,409	5,237,969
3.80%, 03/01/45 (Call 09/01/44)	10,678	8,351,005
3.90%, 06/15/32 (Call 03/15/32)(a)	6,335	5,782,448
4.07%, 12/15/42	11,532	9,515,329
4.09%, 09/15/52 (Call 03/15/52)	13,569	10,736,121
4.15%, 06/15/53 (Call 12/15/52)	8,537	6,759,378
4.70%, 05/15/46 (Call 11/15/45)	10,674	9,451,102
4.75%, 02/15/34 (Call 11/15/33)(a)	7,314	6,975,524
5.10%, 11/15/27 (Call 10/15/27)	7,959	7,955,920
5.20%, 02/15/64 (Call 08/15/63)	6,469	6,005,981
5.25%, 01/15/33 (Call 10/15/32)(a)	5,344	5,328,688
5.70%, 11/15/54 (Call 05/15/54)	6,145	6,218,027
5.90%, 11/15/63 (Call 05/15/63)(a)	5,401	5,588,549
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)(a)	19,220	17,896,426
4.03%, 10/15/47 (Call 04/15/47)	19,688	15,232,537
4.40%, 05/01/30 (Call 02/01/30)	7,100	6,750,966
4.70%, 03/15/33 (Call 12/15/32)(a)	8,443	7,999,689
4.75%, 06/01/43	8,043	7,092,936
Security	Par (000)	Value
Aerospace & Defense (continued)
4.90%, 06/01/34 (Call 03/01/34)	$9,142	$8,713,373
4.95%, 03/15/53 (Call 09/15/52)(a)	8,084	7,165,359
5.20%, 06/01/54 (Call 12/01/53)	6,915	6,351,396
5.25%, 05/01/50 (Call 11/01/49)	6,153	5,725,090
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	9,085	7,134,998
2.25%, 07/01/30 (Call 04/01/30)	9,215	7,693,812
2.38%, 03/15/32 (Call 12/15/31)	7,962	6,376,533
2.82%, 09/01/51 (Call 03/01/51)(a)	10,236	6,088,714
3.03%, 03/15/52 (Call 09/15/51)(a)	10,804	6,731,558
3.13%, 05/04/27 (Call 02/04/27)	4,389	4,116,600
3.13%, 07/01/50 (Call 01/01/50)(a)	8,261	5,323,450
3.75%, 11/01/46 (Call 05/01/46)	8,999	6,596,038
4.13%, 11/16/28 (Call 08/16/28)(a)	25,360	24,094,691
4.15%, 05/15/45 (Call 11/16/44)	8,199	6,452,534
4.35%, 04/15/47 (Call 10/15/46)	9,307	7,509,152
4.45%, 11/16/38 (Call 05/16/38)	7,279	6,284,404
4.50%, 06/01/42	28,507	24,218,202
4.63%, 11/16/48 (Call 05/16/48)(a)	14,156	11,914,127
5.15%, 02/27/33 (Call 11/27/32)	10,153	9,851,950
5.38%, 02/27/53 (Call 08/27/52)(a)	9,145	8,546,250
6.00%, 03/15/31 (Call 01/15/31)	8,640	8,869,450
6.10%, 03/15/34 (Call 12/15/33)(a)	12,101	12,508,703
6.40%, 03/15/54 (Call 09/15/53)(a)	15,491	16,627,858
		672,711,211
Agriculture — 1.9%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)(a)	18,160	14,343,387
3.40%, 05/06/30 (Call 02/06/30)	9,487	8,416,169
3.40%, 02/04/41 (Call 08/04/40)	11,874	8,312,112
3.70%, 02/04/51 (Call 08/04/50)(a)	11,726	7,698,372
3.88%, 09/16/46 (Call 03/16/46)	11,775	8,342,492
4.00%, 02/04/61 (Call 08/04/60)(a)	6,949	4,729,874
4.25%, 08/09/42	7,151	5,570,742
4.80%, 02/14/29 (Call 11/14/28)(a)	15,221	14,779,302
5.38%, 01/31/44(a)	14,381	13,427,932
5.80%, 02/14/39 (Call 08/14/38)(a)	15,329	14,964,427
5.95%, 02/14/49 (Call 08/14/48)(a)	20,180	19,451,940
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)(a)	3,493	2,081,049
2.90%, 03/01/32 (Call 12/01/31)	2,193	1,833,123
3.25%, 03/27/30 (Call 12/27/29)	8,328	7,413,444
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	17,631	15,495,849
2.73%, 03/25/31 (Call 12/25/30)(a)	6,275	5,182,514
3.56%, 08/15/27 (Call 05/15/27)(a)	16,674	15,627,498
3.73%, 09/25/40 (Call 03/25/40)	6,501	4,710,061
3.98%, 09/25/50 (Call 03/25/50)(a)	8,347	5,806,418
4.39%, 08/15/37 (Call 02/15/37)	19,003	15,587,536
4.54%, 08/15/47 (Call 02/15/47)	20,568	15,394,504
4.74%, 03/16/32 (Call 12/16/31)(a)	6,304	5,886,474
4.76%, 09/06/49 (Call 03/06/49)	7,097	5,486,269
4.91%, 04/02/30 (Call 01/02/30)(a)	10,875	10,410,481
5.83%, 02/20/31 (Call 12/20/30)	7,404	7,404,294
6.00%, 02/20/34 (Call 11/20/33)(a)	8,749	8,699,009
6.34%, 08/02/30 (Call 06/02/30)	9,330	9,571,724
6.42%, 08/02/33 (Call 05/02/33)(a)	8,278	8,499,195
7.08%, 08/02/43 (Call 02/02/43)(a)	6,564	6,811,914
7.08%, 08/02/53 (Call 02/02/53)	6,994	7,331,304
BAT International Finance PLC
4.45%, 03/16/28 (Call 02/16/28)(a)	11,471	10,975,222
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.93%, 02/02/29 (Call 01/02/29)(a)	$10,772	$10,853,186
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	6,243	5,229,685
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	6,773	5,394,785
2.10%, 05/01/30 (Call 02/01/30)	8,843	7,311,870
3.38%, 08/15/29 (Call 05/15/29)(a)	8,359	7,630,727
3.88%, 08/21/42	4,266	3,262,444
4.13%, 03/04/43	7,199	5,678,528
4.25%, 11/10/44	8,451	6,702,666
4.38%, 11/15/41	4,251	3,501,662
4.88%, 02/15/28 (Call 01/15/28)	15,274	15,004,243
4.88%, 02/13/29 (Call 01/13/29)	10,539	10,292,747
4.88%, 11/15/43	3,982	3,448,946
5.13%, 11/17/27 (Call 10/17/27)	13,200	13,079,318
5.13%, 02/15/30 (Call 12/15/29)	16,641	16,365,237
5.13%, 02/13/31 (Call 12/13/30)	11,795	11,455,006
5.25%, 02/13/34 (Call 11/13/33)	16,585	15,988,784
5.38%, 02/15/33 (Call 11/15/32)	21,915	21,462,444
5.63%, 11/17/29 (Call 09/17/29)	10,965	11,047,323
5.63%, 09/07/33 (Call 06/07/33)(a)	10,438	10,382,711
5.75%, 11/17/32 (Call 08/17/32)	13,027	13,107,315
6.38%, 05/16/38(a)	9,944	10,410,751
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	3,728	3,580,398
5.85%, 08/15/45 (Call 02/15/45)(a)	18,588	16,759,411
		518,194,818
Airlines — 0.0%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)(a)	15,336	15,116,316
Apparel — 0.2%
NIKE Inc.
2.85%, 03/27/30 (Call 12/27/29)(a)	11,729	10,357,621
3.25%, 03/27/40 (Call 09/27/39)(a)	5,669	4,332,778
3.38%, 03/27/50 (Call 09/27/49)(a)	10,323	7,305,211
3.88%, 11/01/45 (Call 05/01/45)(a)	6,296	4,960,649
Tapestry Inc.
7.35%, 11/27/28 (Call 10/27/28)(a)	2,902	2,990,076
7.70%, 11/27/30 (Call 09/27/30)(a)	7,820	8,114,598
7.85%, 11/27/33 (Call 08/27/33)	6,134	6,388,260
		44,449,193
Auto Manufacturers — 2.4%
American Honda Finance Corp.
2.00%, 03/24/28(a)	7,687	6,812,306
4.90%, 03/13/29(a)	8,635	8,465,878
4.90%, 01/10/34(a)	3,068	2,922,374
5.13%, 07/07/28	7,605	7,552,550
5.65%, 11/15/28(a)	6,407	6,489,659
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)(a)	6,712	5,362,322
5.15%, 02/20/34 (Call 11/20/33)(a)	8,482	8,318,594
5.45%, 02/20/54 (Call 08/20/53)	8,763	8,433,587
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	28,046	22,599,186
4.75%, 01/15/43(a)	14,835	11,686,813
5.29%, 12/08/46 (Call 06/08/46)(a)	11,354	9,538,870
6.10%, 08/19/32 (Call 05/19/32)(a)	19,187	18,834,193
7.45%, 07/16/31(a)	4,628	4,894,121
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	8,581	7,634,683
Security	Par (000)	Value
Auto Manufacturers (continued)
2.90%, 02/10/29 (Call 12/10/28)	$8,511	$7,336,822
3.63%, 06/17/31 (Call 03/17/31)	8,447	7,133,421
3.82%, 11/02/27 (Call 08/02/27)	8,658	8,018,311
4.00%, 11/13/30 (Call 08/13/30)	14,642	12,781,397
4.13%, 08/17/27 (Call 06/17/27)	12,796	12,014,836
5.11%, 05/03/29 (Call 02/03/29)	11,419	10,862,843
5.80%, 03/08/29 (Call 02/08/29)	9,554	9,385,619
6.05%, 03/05/31 (Call 01/05/31)(a)	8,989	8,849,521
6.13%, 03/08/34 (Call 12/08/33)	8,026	7,797,076
6.80%, 05/12/28 (Call 04/12/28)(a)	14,060	14,343,731
6.80%, 11/07/28 (Call 10/07/28)	11,935	12,198,477
7.12%, 11/07/33 (Call 08/07/33)	10,988	11,445,110
7.20%, 06/10/30 (Call 04/10/30)(a)	7,978	8,269,992
7.35%, 11/04/27 (Call 10/04/27)	15,454	15,982,862
7.35%, 03/06/30 (Call 01/06/30)(a)	9,954	10,365,969
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	10,808	10,328,234
5.00%, 10/01/28 (Call 07/01/28)	9,503	9,274,563
5.00%, 04/01/35	2,344	2,140,244
5.15%, 04/01/38 (Call 10/01/37)	5,847	5,251,371
5.20%, 04/01/45	10,990	9,407,940
5.40%, 10/15/29 (Call 08/15/29)(a)	12,371	12,148,421
5.40%, 04/01/48 (Call 10/01/47)(a)	5,787	5,059,971
5.60%, 10/15/32 (Call 07/15/32)(a)	15,072	14,818,769
5.95%, 04/01/49 (Call 10/01/48)(a)	5,274	4,962,419
6.25%, 10/02/43	13,361	13,013,721
6.60%, 04/01/36 (Call 10/01/35)	6,183	6,330,445
6.75%, 04/01/46 (Call 10/01/45)(a)	6,551	6,742,216
6.80%, 10/01/27 (Call 08/01/27)	13,204	13,632,792
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	9,501	7,631,955
2.40%, 04/10/28 (Call 02/10/28)(a)	11,202	9,897,125
2.40%, 10/15/28 (Call 08/15/28)	12,807	11,175,872
2.70%, 08/20/27 (Call 06/20/27)	12,274	11,182,497
2.70%, 06/10/31 (Call 03/10/31)(a)	8,831	7,157,558
3.10%, 01/12/32 (Call 10/12/31)	11,376	9,367,963
3.60%, 06/21/30 (Call 03/21/30)	8,444	7,432,435
4.30%, 04/06/29 (Call 02/06/29)	12,715	11,916,367
5.55%, 07/15/29 (Call 06/15/29)	4,874	4,797,602
5.75%, 02/08/31 (Call 12/08/30)(a)	9,401	9,271,660
5.80%, 06/23/28 (Call 05/23/28)(a)	11,916	11,936,044
5.80%, 01/07/29 (Call 12/07/28)(a)	15,921	15,888,871
5.85%, 04/06/30 (Call 02/06/30)(a)	9,543	9,516,225
5.95%, 04/04/34 (Call 01/04/34)	3,580	3,504,944
6.00%, 01/09/28 (Call 12/09/27)(a)	13,394	13,512,506
6.10%, 01/07/34 (Call 10/07/33)(a)	13,155	13,055,083
6.40%, 01/09/33 (Call 10/09/32)(a)	8,987	9,144,462
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)(a)	8,712	7,493,155
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	12,168	14,388,875
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	8,327	7,362,742
2.15%, 02/13/30	12,917	10,927,560
3.38%, 04/01/30	9,024	8,167,713
4.45%, 06/29/29	6,780	6,552,580
4.55%, 09/20/27(a)	8,464	8,271,380
4.63%, 01/12/28(a)	9,500	9,308,437
4.65%, 01/05/29(a)	3,930	3,835,291
4.80%, 01/05/34(a)	7,279	6,918,856
5.10%, 03/21/31(a)	6,328	6,225,373
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.25%, 09/11/28	$6,923	$6,924,264
5.55%, 11/20/30	9,289	9,371,533
		671,579,157
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	11,820	6,969,487
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	6,324	5,343,510
4.15%, 05/01/52 (Call 11/01/51)	8,341	5,988,736
		18,301,733
Banks — 22.9%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	6,929	6,857,833
6.03%, 03/13/35 (Call 03/13/34), (1-year CMT + 1.950%)(c)	10,408	10,186,949
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)(c)	1,473	1,486,061
Banco Santander SA
2.75%, 12/03/30(a)	8,554	6,947,298
2.96%, 03/25/31(a)	5,090	4,260,874
3.31%, 06/27/29(a)	6,813	6,109,190
3.49%, 05/28/30	8,794	7,709,310
3.80%, 02/23/28	11,285	10,493,348
4.38%, 04/12/28	14,736	13,978,235
5.29%, 08/18/27	16,210	15,954,777
5.54%, 03/14/30 (Call 03/14/29), (1-year CMT + 1.450%)(c)	12,072	11,838,257
5.59%, 08/08/28	13,073	13,006,379
6.35%, 03/14/34	10,664	10,401,331
6.61%, 11/07/28(a)	13,533	14,043,580
6.92%, 08/08/33	15,196	15,422,553
6.94%, 11/07/33	9,130	9,783,344
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(c)	18,801	15,016,409
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(c)	18,279	14,512,685
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(c)	16,349	14,182,735
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(c)	29,681	23,633,707
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(c)	25,877	21,763,897
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(c)	26,185	21,108,752
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(c)	22,062	18,533,505
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)(c)	39,592	26,637,810
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(c)	37,070	30,518,734
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(a)(c)	8,785	5,358,536
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(c)	14,466	12,572,132
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(c)	28,532	23,578,582
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)(c)	15,217	9,508,189
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(c)	16,894	15,008,211
Security	Par (000)	Value
Banks (continued)
3.25%, 10/21/27 (Call 10/21/26)	$8,768	$8,194,216
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(c)	27,119	19,846,161
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(c)	39,262	36,376,828
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(c)	8,150	7,652,768
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(a)(c)	10,206	7,855,003
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(c)	14,291	13,437,319
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(c)	17,037	15,822,959
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(c)	11,676	9,615,905
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(c)	38,378	29,711,990
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(a)(c)	15,276	13,144,161
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(c)	16,686	15,829,351
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(c)	21,786	17,586,524
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(c)	14,739	12,095,478
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(c)	31,963	29,488,802
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(c)	16,663	16,335,099
5.00%, 01/21/44	15,382	14,135,743
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(c)	40,134	38,340,500
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(c)	20,229	19,923,192
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(c)	39,547	38,086,984
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(a)(c)	37,774	36,708,316
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(c)	16,268	16,345,011
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(c)	29,473	29,538,725
5.88%, 02/07/42(a)	12,850	13,141,158
6.11%, 01/29/37(a)	14,785	14,988,938
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)(c)	9,535	9,716,265
7.75%, 05/14/38	13,281	15,495,473
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(c)	14,974	12,342,174
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(c)	8,462	5,863,307
Bank of America NA, 6.00%, 10/15/36	9,723	9,916,331
Bank of Montreal
5.20%, 02/01/28 (Call 01/01/28)(a)	6,870	6,827,780
5.72%, 09/25/28 (Call 08/25/28)	6,906	6,979,349
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	5,719	5,589,493
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	2,309	2,078,138
3.40%, 01/29/28 (Call 10/29/27)	2,144	2,007,838
3.85%, 04/28/28(a)	6,872	6,556,966
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Nova Scotia (The)
2.45%, 02/02/32	$4,280	$3,437,589
4.85%, 02/01/30(a)	12,763	12,364,385
5.25%, 06/12/28(a)	9,194	9,120,077
5.65%, 02/01/34(a)	11,476	11,422,522
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)(c)	6,318	5,220,558
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(c)	10,385	8,417,821
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(c)	13,772	11,132,822
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(c)	7,773	5,436,840
4.34%, 01/10/28 (Call 01/10/27)	14,154	13,439,321
4.84%, 05/09/28 (Call 05/07/27)	15,396	14,690,463
4.95%, 01/10/47(a)	10,376	9,003,014
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(c)	16,609	16,026,733
5.25%, 08/17/45(a)	8,865	8,143,078
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(c)	13,616	13,418,450
5.69%, 03/12/30 (Call 03/12/29), (1-day SOFR +1.740%)(c)	13,974	13,782,882
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)(c)	11,545	11,274,951
6.04%, 03/12/55 (Call 03/12/54), (1-day SOFR +2.420%)(c)	7,268	7,207,757
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(c)	19,401	19,435,186
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(a)(c)	13,904	14,201,640
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(a)(c)	14,945	15,472,412
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(c)	15,079	15,751,056
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(c)	17,780	19,157,518
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)(a)	10,836	9,474,197
5.00%, 04/28/28 (Call 03/28/28)	9,305	9,113,762
5.26%, 04/08/29 (Call 03/08/29)	5,828	5,740,674
6.09%, 10/03/33 (Call 07/03/33)	10,575	10,760,159
Citibank NA
5.57%, 04/30/34 (Call 03/30/34)	6,255	6,239,527
5.80%, 09/29/28 (Call 08/29/28)	15,454	15,724,799
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(c)	14,508	11,626,792
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(c)	25,235	20,513,320
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(c)	28,860	24,079,546
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(c)	16,852	14,284,514
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)(c)	12,268	8,379,376
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)(c)	17,811	15,506,732
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(c)	24,790	20,503,405
Security	Par (000)	Value
Banks (continued)
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)(c)	$18,526	$17,280,567
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)(c)	22,413	21,109,671
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(c)	26,202	22,777,317
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(c)	1,622	1,323,563
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)(c)	20,655	19,121,125
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)(c)	16,723	15,787,761
4.13%, 07/25/28	18,233	17,153,688
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(c)	8,397	6,822,902
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(c)	32,127	29,960,651
4.45%, 09/29/27	33,495	32,224,364
4.65%, 07/30/45	10,041	8,607,589
4.65%, 07/23/48 (Call 06/23/48)(a)	22,128	18,840,545
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(c)	14,731	14,368,333
4.75%, 05/18/46	15,591	13,086,633
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(c)	21,676	20,337,104
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(c)	23,681	23,147,254
5.30%, 05/06/44	7,122	6,526,410
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(c)	13,219	12,504,324
5.88%, 01/30/42	6,742	6,798,095
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(c)	23,069	23,667,237
6.63%, 06/15/32	9,123	9,507,249
6.68%, 09/13/43	9,169	9,783,704
8.13%, 07/15/39	16,200	19,788,841
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)(c)	8,312	7,864,380
Citizens Financial Group Inc.
3.25%, 04/30/30 (Call 01/30/30)(a)	2,313	1,986,375
5.84%, 01/23/30 (Call 01/23/29), (1-day SOFR + 2.010%)(c)	10,899	10,669,526
6.65%, 04/25/35 (Call 04/25/34), (1-day SOFR +2.325%)(c)	3,628	3,639,711
Cooperatieve Rabobank UA
5.25%, 05/24/41	12,858	12,349,897
5.25%, 08/04/45(a)	8,081	7,518,183
5.75%, 12/01/43	9,135	8,891,094
Credit Suisse AG/New York
5.00%, 07/09/27	1,947	1,902,225
7.50%, 02/15/28	25,859	27,366,988
Deutsche Bank AG/New York
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(c)	2,098	1,718,379
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(c)	10,355	8,914,514
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(c)	15,448	15,741,875
6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(c)	18,184	18,662,505
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	$6,530	$6,190,830
Fifth Third Bancorp.
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(c)	4,150	3,908,187
5.63%, 01/29/32 (Call 01/29/31), (1-day SOFR + 1.840%)(a)(c)	11,228	10,892,130
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(a)(c)	10,989	11,113,415
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(c)	13,528	13,637,144
8.25%, 03/01/38(a)	3,227	3,687,369
Goldman Sachs Capital I, 6.35%, 02/15/34	9,029	9,113,920
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(c)	17,151	13,517,218
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(c)	33,431	26,733,306
2.60%, 02/07/30 (Call 11/07/29)	17,241	14,777,020
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	30,801	25,215,685
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(c)	25,787	20,861,910
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(c)	13,398	9,149,237
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)(c)	32,006	26,616,135
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(c)	19,576	14,022,261
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(c)	17,226	12,667,608
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(c)	14,755	13,941,185
3.80%, 03/15/30 (Call 12/15/29)(a)	15,861	14,513,192
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(c)	15,287	14,281,845
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(c)	20,813	17,147,510
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(a)(c)	23,586	22,375,449
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(c)	12,363	10,625,330
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(c)	14,251	13,757,508
4.75%, 10/21/45 (Call 04/21/45)(a)	15,298	13,336,111
4.80%, 07/08/44 (Call 01/08/44)	14,394	12,647,472
5.15%, 05/22/45(a)	16,006	14,635,877
5.73%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.265%)(c)	16,748	16,759,171
5.85%, 04/25/35 (Call 04/25/34), (1-day SOFR +1.552%)(a)(c)	25,075	25,078,934
6.13%, 02/15/33(a)	10,081	10,468,585
6.25%, 02/01/41(a)	19,924	20,697,954
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(c)	19,149	19,752,375
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(a)(c)	11,199	11,789,646
6.75%, 10/01/37	47,631	50,083,573
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(c)	20,522	18,118,876
Security	Par (000)	Value
Banks (continued)
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)(c)	$20,305	$17,499,308
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(c)	10,239	8,322,677
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(c)	23,743	19,390,096
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(a)(c)	12,044	10,141,999
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)(c)	10,807	8,753,435
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(a)(c)	28,046	25,675,706
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(c)	28,074	26,748,298
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(c)	21,551	20,905,599
4.95%, 03/31/30	20,992	20,232,308
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(a)(c)	18,737	18,439,226
5.25%, 03/14/44(a)	10,257	9,175,049
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(c)	19,524	18,876,440
5.55%, 03/04/30 (Call 03/04/29), (1-day SOFR + 1.460%)(c)	15,491	15,273,850
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(a)(c)	14,884	14,552,745
6.10%, 01/14/42(a)	4,287	4,426,622
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(c)	19,358	19,576,376
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)(c)	18,123	18,496,350
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(a)(c)	21,754	22,137,721
6.50%, 05/02/36(a)	10,504	10,823,616
6.50%, 09/15/37	18,590	18,917,762
6.80%, 06/01/38	6,355	6,666,576
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(c)	21,732	22,790,403
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30 (Call 11/04/29)	7,189	5,981,935
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)(c)	6,945	6,644,440
5.71%, 02/02/35 (Call 02/02/34), (1-day SOFR + 1.870%)(a)(c)	4,900	4,697,945
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(a)(c)	15,026	15,088,586
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)(c)	3,483	3,344,790
5.65%, 01/10/30 (Call 11/10/29)	8,352	8,195,017
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(c)	1,631	1,349,097
4.05%, 04/09/29(a)	10,625	9,900,769
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)(c)	4,332	3,911,895
4.55%, 10/02/28	15,722	15,121,358
5.34%, 03/19/30 (Call 03/19/29), (1-day SOFR +1.440%)(c)	12,100	11,850,396
5.55%, 03/19/35 (Call 03/19/34), (1-day SOFR +1.770%)(c)	13,572	13,062,643
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(a)(c)	$7,969	$8,008,871
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(c)	10,800	8,529,979
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(c)	20,881	16,582,030
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(c)	11,625	10,150,640
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(c)	5,168	4,671,422
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(c)	20,121	16,955,918
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(c)	14,402	9,549,494
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(c)	27,005	21,872,670
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(c)	23,122	19,041,226
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(a)(c)	30,078	26,080,234
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(c)	29,958	24,893,160
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(c)	14,385	10,451,807
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)(c)	19,504	12,753,652
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(c)	15,900	11,378,331
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(c)	28,746	19,523,553
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(a)(c)	13,478	12,560,791
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(c)	13,762	12,987,660
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(c)	19,948	18,319,960
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(c)	15,850	13,190,668
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(c)	16,173	12,362,981
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(c)	29,869	22,898,023
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(c)	14,131	13,340,861
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(c)	12,494	9,754,907
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(c)	16,871	16,007,338
4.25%, 10/01/27(a)	6,293	6,071,830
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(c)	15,836	12,850,409
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(c)	200	193,331
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(c)	16,483	15,748,213
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(c)	24,160	22,834,331
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(c)	14,656	13,994,818
Security	Par (000)	Value
Banks (continued)
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(c)	$22,881	$21,284,403
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(c)	22,846	22,373,259
4.85%, 02/01/44	7,202	6,508,086
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)(c)	37,961	36,110,883
4.95%, 06/01/45(a)	15,292	13,893,915
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(c)	16,810	16,399,562
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(c)	16,048	15,865,043
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(c)	25,177	24,409,890
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(c)	37,061	36,031,164
5.40%, 01/06/42	10,846	10,492,262
5.50%, 10/15/40	11,669	11,479,939
5.58%, 04/22/30 (Call 04/22/29), (1-day SOFR +1.160%)(c)	19,979	19,973,048
5.60%, 07/15/41	13,295	13,212,769
5.63%, 08/16/43(a)	10,371	10,145,903
5.77%, 04/22/35 (Call 04/22/34), (1-day SOFR +1.490%)(a)(c)	14,023	14,024,979
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(c)	15,022	15,330,384
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(c)	24,941	25,798,841
6.40%, 05/15/38(a)	16,401	17,681,131
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	6,033	5,403,507
KeyBank NA/Cleveland OH
4.90%, 08/08/32(a)	5,518	4,722,500
5.85%, 11/15/27 (Call 10/16/27)(a)	10,889	10,680,117
KeyCorp
2.55%, 10/01/29	5,006	4,149,632
4.10%, 04/30/28(a)	9,362	8,682,718
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(c)	3,511	3,116,232
6.40%, 03/06/35 (Call 03/06/34), (1-day SOFR + 2.420%)(c)	2,507	2,465,048
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(c)	18,296	16,953,214
4.34%, 01/09/48(a)	10,292	7,758,622
4.38%, 03/22/28	13,156	12,540,748
4.55%, 08/16/28	12,147	11,614,790
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)(c)	13,852	13,005,396
5.30%, 12/01/45(a)	5,136	4,556,365
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(c)	17,484	17,058,034
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)(c)	7,364	7,374,934
M&T Bank Corp.
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(c)	2,649	2,382,459
6.08%, 03/13/32 (Call 03/13/31), (1-day SOFR +2.260%)(c)	5,883	5,739,850
7.41%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.800%)(a)(c)	10,963	11,367,336
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Manufacturers & Traders Trust Co., 4.70%, 01/27/28 (Call 12/27/27)	$12,462	$11,772,749
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	12,428	10,156,055
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(c)	13,601	10,953,949
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(c)	5,573	4,517,867
2.56%, 02/25/30	12,337	10,512,972
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(c)	6,137	5,073,491
3.20%, 07/18/29(a)	18,068	16,153,180
3.29%, 07/25/27(a)	9,754	9,143,787
3.74%, 03/07/29	16,126	15,025,309
3.75%, 07/18/39(a)	9,130	7,422,614
3.96%, 03/02/28(a)	10,652	10,127,142
4.05%, 09/11/28(a)	11,238	10,718,730
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(c)	13,394	13,176,050
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(c)	11,350	10,998,200
5.26%, 04/17/30 (Call 04/17/29), (1-year CMT + 0.820%)(c)	6,903	6,799,361
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(c)	11,264	11,172,178
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(a)(c)	6,345	6,241,460
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(c)	11,575	11,546,069
5.43%, 04/17/35 (Call 04/17/34), (1-year CMT + 1.000%)(a)(c)	7,000	6,814,914
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)(c)	9,410	9,284,331
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)(c)	5,489	5,434,374
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(a)(c)	9,052	7,225,294
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(c)	10,697	8,718,908
2.56%, 09/13/31	2,604	2,071,597
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(c)	7,308	6,457,369
3.17%, 09/11/27(a)	11,406	10,581,415
4.02%, 03/05/28(a)	13,566	12,881,987
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(c)	10,727	10,146,327
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(c)	8,083	7,944,317
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)(c)	12,053	11,985,773
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(c)	10,808	10,524,048
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(c)	10,498	10,502,491
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(c)	1,362	1,351,187
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)(c)	1,694	1,687,777
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(c)	5,785	5,756,369
Security	Par (000)	Value
Banks (continued)
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(c)	$14,683	$14,729,222
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(c)	18,895	14,727,466
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(c)	23,503	18,389,718
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(c)	31,643	25,120,799
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(c)	24,364	19,589,940
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(c)	24,116	20,600,681
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)(c)	16,749	10,187,740
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(c)	24,089	19,880,579
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(c)	17,673	12,821,898
3.59%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.127%)(c)	21,046	19,789,070
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	18,919	16,983,781
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(a)(c)	21,553	20,237,532
3.97%, 07/22/38 (Call 07/22/37), (1-day SOFR + 2.127%)(c)	11,707	9,619,397
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(c)	188	181,130
4.30%, 01/27/45	21,620	17,937,816
4.38%, 01/22/47	19,076	15,759,525
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(c)	19,317	18,334,707
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(c)	3,733	3,250,523
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(c)	20,165	18,990,810
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(c)	16,478	16,201,450
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(c)	19,149	18,833,241
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(c)	15,825	15,522,288
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(c)	28,974	27,802,118
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(c)	23,265	22,548,422
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(c)	15,293	15,204,486
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(c)	20,118	19,574,054
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(c)	15,696	15,459,577
5.66%, 04/18/30 (Call 04/18/29), (1-day SOFR +1.260%)(c)	16,460	16,447,222
5.83%, 04/19/35 (Call 04/19/34), (1-day SOFR +1.580%)(c)	9,421	9,418,311
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(c)	15,805	16,125,941
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(c)	27,537	28,559,245
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.38%, 07/24/42	$14,247	$15,231,666
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(c)	14,008	14,432,494
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(c)	18,977	20,009,358
7.25%, 04/01/32	11,939	13,283,799
National Australia Bank Ltd./New York
3.91%, 06/09/27	2,247	2,158,774
4.79%, 01/10/29(a)	7,081	6,932,162
4.90%, 06/13/28	6,444	6,361,583
4.94%, 01/12/28	5,721	5,658,524
National Bank of Canada, 5.60%, 12/18/28	11,781	11,757,357
NatWest Group PLC
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(c)	9,374	8,657,371
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(a)(c)	4,433	4,148,062
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(c)	18,200	17,544,281
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(c)	15,884	15,334,962
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(c)	12,405	12,275,515
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(c)	9,499	9,300,834
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(c)	7,632	7,613,697
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(c)	3,332	3,327,112
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	2,826	2,341,138
6.13%, 11/02/32 (Call 08/02/32)(a)	8,488	8,734,929
PNC Bank NA
2.70%, 10/22/29	7,532	6,430,468
3.10%, 10/25/27 (Call 09/25/27)	10,325	9,526,359
4.05%, 07/26/28	13,841	12,947,637
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(c)	8,208	6,622,306
2.55%, 01/22/30 (Call 10/24/29)	19,578	16,756,393
3.45%, 04/23/29 (Call 01/23/29)	15,659	14,280,379
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(c)	12,198	11,483,617
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(c)	11,644	11,539,443
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)(c)	18,507	18,401,086
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(a)(c)	13,625	13,337,621
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(c)	5,427	5,409,750
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(c)	13,060	13,167,893
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(c)	17,569	18,688,806
Royal Bank of Canada
2.30%, 11/03/31(a)	13,586	10,967,667
3.88%, 05/04/32(a)	9,999	8,961,456
4.24%, 08/03/27(a)	13,012	12,574,897
4.90%, 01/12/28(a)	12,400	12,186,947
4.95%, 02/01/29(a)	11,442	11,224,266
Security	Par (000)	Value
Banks (continued)
5.00%, 02/01/33(a)	$13,157	$12,731,246
5.00%, 05/02/33(a)	4,137	3,998,796
5.15%, 02/01/34(a)	11,796	11,395,503
5.20%, 08/01/28(a)	7,498	7,461,657
6.00%, 11/01/27	14,037	14,304,186
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	1,898	1,814,589
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(a)(c)	11,475	11,409,987
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(c)	11,759	11,844,747
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)(c)	2,990	2,778,351
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)(c)	5,406	5,502,378
State Street Corp.
2.20%, 03/03/31(a)	3,687	2,992,423
2.40%, 01/24/30(a)	4,057	3,487,600
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	21,500	18,494,145
2.13%, 07/08/30	16,150	13,200,277
2.14%, 09/23/30	8,067	6,521,423
2.22%, 09/17/31	8,086	6,426,061
2.75%, 01/15/30	14,831	12,750,509
2.93%, 09/17/41	3,964	2,835,357
3.04%, 07/16/29(a)	20,769	18,408,786
3.35%, 10/18/27(a)	9,389	8,756,733
3.36%, 07/12/27	9,251	8,682,021
3.54%, 01/17/28	9,124	8,551,745
3.94%, 07/19/28(a)	8,600	8,112,840
5.52%, 01/13/28(a)	18,546	18,579,106
5.71%, 01/13/30	14,373	14,460,619
5.72%, 09/14/28(a)	12,285	12,397,411
5.77%, 01/13/33(a)	14,311	14,429,144
5.80%, 07/13/28	8,297	8,381,291
5.81%, 09/14/33(a)	7,226	7,307,798
6.18%, 07/13/43(a)	2,577	2,716,136
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	4,074	3,234,755
3.20%, 03/10/32	9,921	8,458,274
4.11%, 06/08/27(a)	5,646	5,434,322
4.46%, 06/08/32(a)	14,009	12,997,689
4.69%, 09/15/27	14,149	13,816,733
4.99%, 04/05/29	10,664	10,427,888
5.16%, 01/10/28	11,923	11,804,801
5.52%, 07/17/28(a)	11,268	11,299,772
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	14,802	12,008,586
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	9,718	8,462,474
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(c)	12,316	10,498,251
1.95%, 06/05/30 (Call 03/05/30)(a)	11,267	9,107,105
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)(c)	10,132	9,674,695
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(c)	15,059	14,596,634
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(c)	9,137	8,500,179
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(c)	15,845	15,511,748
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(c)	$13,723	$13,294,063
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(a)(c)	11,975	11,719,852
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(c)	3,057	3,058,982
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(c)	14,721	15,414,683
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	15,532	12,166,691
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(c)	4,710	3,775,684
3.00%, 07/30/29 (Call 04/30/29)	11,503	10,071,907
3.90%, 04/26/28 (Call 03/24/28)	10,129	9,588,490
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(c)	18,244	17,638,772
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)(c)	14,654	14,119,177
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)(c)	14,647	13,522,816
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(c)	16,154	15,921,568
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(c)	14,865	14,509,066
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(c)	16,731	16,756,528
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(c)	12,899	12,746,387
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(c)	9,060	8,986,013
UBS AG/London
4.50%, 06/26/48	11,269	9,496,259
5.65%, 09/11/28	13,155	13,215,175
UBS Group AG, 4.88%, 05/15/45	18,970	16,674,713
Wachovia Corp., 5.50%, 08/01/35	4,390	4,240,391
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(c)	20,277	18,422,547
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(c)	20,740	17,538,621
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(c)	23,718	20,562,479
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(c)	31,223	22,211,605
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(c)	33,333	28,110,032
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(c)	19,029	17,909,906
3.90%, 05/01/45(a)	17,593	13,599,783
4.15%, 01/24/29 (Call 10/24/28)	12,402	11,730,807
4.30%, 07/22/27	14,182	13,650,593
4.40%, 06/14/46	18,033	14,277,274
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(c)	16,574	15,523,727
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(c)	28,957	24,104,122
4.65%, 11/04/44	15,920	13,110,838
4.75%, 12/07/46	15,808	13,127,060
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(c)	17,812	17,346,626
Security	Par (000)	Value
Banks (continued)
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(a)(c)	$34,407	$32,329,237
4.90%, 11/17/45	16,326	13,946,096
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(c)	45,458	40,324,564
5.20%, 01/23/30 (Call 01/22/29), (1-day SOFR + 1.500%)(c)	16,856	16,521,863
5.38%, 11/02/43	16,109	14,805,013
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(c)	31,201	30,043,689
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(a)(c)	25,482	24,739,946
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(c)	33,997	33,131,124
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(c)	29,012	28,894,481
5.61%, 01/15/44	19,391	18,324,233
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(c)	16,681	17,089,343
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(c)	26,789	27,895,447
Wells Fargo Bank NA
5.85%, 02/01/37	5,700	5,685,707
6.60%, 01/15/38	9,809	10,270,940
Westpac Banking Corp.
1.95%, 11/20/28	14,359	12,427,110
2.15%, 06/03/31	7,893	6,452,040
2.65%, 01/16/30(a)	5,599	4,882,574
2.96%, 11/16/40(a)	5,629	3,805,606
3.13%, 11/18/41(a)	6,278	4,270,875
3.40%, 01/25/28(a)	11,811	11,077,625
4.04%, 08/26/27(a)	7,881	7,618,152
4.42%, 07/24/39	6,105	5,193,492
5.46%, 11/18/27	12,886	12,969,705
5.54%, 11/17/28	13,630	13,774,057
6.82%, 11/17/33(a)	10,740	11,348,636
		6,380,323,479
Beverages — 2.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	39,663	36,870,729
4.90%, 02/01/46 (Call 08/01/45)	79,270	71,338,220
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	6,686	5,798,487
4.90%, 02/01/46 (Call 08/01/45)(a)	15,139	13,439,293
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	15,197	13,841,925
4.00%, 04/13/28 (Call 01/13/28)(a)	20,482	19,719,873
4.35%, 06/01/40 (Call 12/01/39)	10,271	8,866,602
4.38%, 04/15/38 (Call 10/15/37)	9,625	8,527,000
4.44%, 10/06/48 (Call 04/06/48)	16,070	13,477,980
4.50%, 06/01/50 (Call 12/01/49)(a)	4,316	3,711,965
4.60%, 04/15/48 (Call 10/15/47)	11,014	9,501,424
4.75%, 01/23/29 (Call 10/23/28)	29,959	29,456,686
4.75%, 04/15/58 (Call 10/15/57)(a)	8,269	7,124,446
4.90%, 01/23/31 (Call 10/23/30)(a)	3,660	3,611,741
4.95%, 01/15/42	12,925	11,884,893
5.00%, 06/15/34 (Call 03/15/34)	10,306	9,966,039
5.45%, 01/23/39 (Call 07/23/38)	15,143	14,885,502
5.55%, 01/23/49 (Call 07/23/48)	34,604	34,057,229
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.80%, 01/23/59 (Call 07/23/58)(a)	$15,935	$16,126,324
8.20%, 01/15/39	5,968	7,420,697
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	11,290	9,749,291
1.38%, 03/15/31(a)	12,630	9,948,487
1.45%, 06/01/27(a)	5,125	4,608,167
1.50%, 03/05/28(a)	9,060	7,984,279
1.65%, 06/01/30	16,607	13,635,073
2.00%, 03/05/31	8,547	7,024,283
2.13%, 09/06/29(a)	10,874	9,416,154
2.25%, 01/05/32(a)	17,443	14,406,025
2.50%, 06/01/40(a)	6,695	4,597,591
2.50%, 03/15/51(a)	9,678	5,710,774
2.60%, 06/01/50(a)	11,251	6,846,639
2.75%, 06/01/60(a)	9,289	5,589,726
2.88%, 05/05/41	5,285	3,787,140
3.00%, 03/05/51(a)	13,220	8,760,385
3.45%, 03/25/30	12,705	11,674,328
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	10,151	8,133,414
3.15%, 08/01/29 (Call 05/01/29)	9,180	8,195,617
4.90%, 05/01/33 (Call 02/01/33)	7,451	7,046,036
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)(a)	7,936	6,610,565
2.13%, 04/29/32 (Call 01/29/32)(a)	6,585	5,233,576
2.38%, 10/24/29 (Call 07/24/29)	7,744	6,700,617
5.30%, 10/24/27 (Call 09/24/27)(a)	4,656	4,665,939
5.50%, 01/24/33 (Call 10/24/32)	5,848	5,892,961
5.63%, 10/05/33 (Call 07/05/33)	6,158	6,263,253
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	7,131	6,315,447
3.80%, 05/01/50 (Call 11/01/49)	3,804	2,770,697
3.95%, 04/15/29 (Call 02/15/29)	10,540	9,880,474
4.05%, 04/15/32 (Call 01/15/32)(a)	9,512	8,633,070
4.50%, 04/15/52 (Call 10/15/51)	10,771	8,767,827
4.60%, 05/25/28 (Call 02/25/28)(a)	5,344	5,183,404
5.05%, 03/15/29 (Call 02/15/29)	4,807	4,735,919
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	15,069	11,802,553
5.00%, 05/01/42	9,696	8,686,325
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	5,779	4,552,559
1.63%, 05/01/30 (Call 02/01/30)	12,017	9,857,251
1.95%, 10/21/31 (Call 07/21/31)	10,501	8,404,455
2.63%, 07/29/29 (Call 04/29/29)(a)	6,544	5,832,751
2.63%, 10/21/41 (Call 04/21/41)	4,557	3,128,318
2.75%, 03/19/30 (Call 12/19/29)	15,003	13,180,718
2.75%, 10/21/51 (Call 04/21/51)(a)	6,754	4,178,241
2.88%, 10/15/49 (Call 04/15/49)	7,129	4,609,089
3.00%, 10/15/27 (Call 07/15/27)(a)	13,598	12,699,441
3.45%, 10/06/46 (Call 04/06/46)(a)	6,319	4,642,770
3.60%, 02/18/28 (Call 01/18/28)(a)	8,995	8,561,096
3.63%, 03/19/50 (Call 09/19/49)	6,104	4,543,669
3.90%, 07/18/32 (Call 04/18/32)(a)	11,222	10,282,027
4.45%, 02/15/33 (Call 11/15/32)(a)	7,830	7,625,381
4.45%, 04/14/46 (Call 10/14/45)	6,369	5,484,721
		696,465,578
Biotechnology — 1.8%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	8,168	7,019,078
2.00%, 01/15/32 (Call 10/15/31)	9,342	7,335,871
Security	Par (000)	Value
Biotechnology (continued)
2.30%, 02/25/31 (Call 11/25/30)	$9,797	$8,062,578
2.45%, 02/21/30 (Call 11/21/29)	10,571	9,001,431
2.77%, 09/01/53 (Call 03/01/53)(a)	10,756	6,240,831
2.80%, 08/15/41 (Call 02/15/41)(a)	8,813	6,030,874
3.00%, 02/22/29 (Call 12/22/28)(a)	9,628	8,707,382
3.00%, 01/15/52 (Call 07/15/51)(a)	12,231	7,674,343
3.15%, 02/21/40 (Call 08/21/39)	16,581	12,092,646
3.20%, 11/02/27 (Call 08/02/27)(a)	5,363	5,002,229
3.35%, 02/22/32 (Call 11/22/31)	7,539	6,538,022
3.38%, 02/21/50 (Call 08/21/49)(a)	19,271	13,160,912
4.05%, 08/18/29 (Call 06/18/29)(a)	7,614	7,162,076
4.20%, 03/01/33 (Call 12/01/32)	2,851	2,581,449
4.20%, 02/22/52 (Call 08/22/51)	8,888	6,852,686
4.40%, 05/01/45 (Call 11/01/44)	18,661	15,292,083
4.40%, 02/22/62 (Call 08/22/61)(a)	10,223	7,779,776
4.56%, 06/15/48 (Call 12/15/47)	12,509	10,333,481
4.66%, 06/15/51 (Call 12/15/50)	28,560	23,737,307
4.88%, 03/01/53 (Call 09/01/52)	8,837	7,565,945
5.15%, 03/02/28 (Call 02/02/28)	31,324	31,032,743
5.25%, 03/02/30 (Call 01/02/30)	23,011	22,798,797
5.25%, 03/02/33 (Call 12/02/32)	34,242	33,458,413
5.60%, 03/02/43 (Call 09/02/42)	23,514	22,673,382
5.65%, 03/02/53 (Call 09/02/52)(a)	34,601	33,223,780
5.75%, 03/02/63 (Call 09/02/62)	23,816	22,748,910
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	12,981	10,694,084
3.15%, 05/01/50 (Call 11/01/49)(a)	14,397	9,017,038
5.20%, 09/15/45 (Call 03/15/45)(a)	9,129	8,176,875
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	1,614	1,413,184
1.65%, 10/01/30 (Call 07/01/30)	7,771	6,236,493
2.60%, 10/01/40 (Call 04/01/40)	4,893	3,274,047
2.80%, 10/01/50 (Call 04/01/50)(a)	12,787	7,782,435
4.00%, 09/01/36 (Call 03/01/36)	1,987	1,705,939
4.15%, 03/01/47 (Call 09/01/46)	15,366	12,125,747
4.50%, 02/01/45 (Call 08/01/44)	11,815	9,931,838
4.60%, 09/01/35 (Call 03/01/35)(a)	2,451	2,257,854
4.75%, 03/01/46 (Call 09/01/45)	18,695	16,178,782
4.80%, 04/01/44 (Call 10/01/43)	12,187	10,677,075
5.25%, 10/15/33 (Call 07/15/33)	5,212	5,129,499
5.55%, 10/15/53 (Call 04/15/53)(a)	6,852	6,649,618
5.65%, 12/01/41 (Call 06/01/41)	5,788	5,678,092
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	11,954	9,537,442
2.80%, 09/15/50 (Call 03/15/50)	6,377	3,717,649
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)(a)	4,517	3,994,004
2.20%, 09/02/30 (Call 06/02/30)	10,629	8,621,259
3.30%, 09/02/40 (Call 03/02/40)(a)	10,615	7,486,195
3.55%, 09/02/50 (Call 03/02/50)(a)	9,627	6,210,022
		500,602,196
Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	6,883	5,807,627
2.72%, 02/15/30 (Call 11/15/29)(a)	17,383	15,001,491
3.38%, 04/05/40 (Call 10/05/39)	10,532	7,897,881
3.58%, 04/05/50 (Call 10/05/49)	19,147	13,515,109
5.90%, 03/15/34 (Call 12/15/33)	6,940	7,085,247
6.20%, 03/15/54 (Call 09/15/53)	8,986	9,378,734
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	9,414	7,659,973
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
3.20%, 07/15/51 (Call 01/15/51)(a)	$2,455	$1,610,640
Trane Technologies Financing Ltd., 3.80%, 03/21/29 (Call 12/21/28)	7,744	7,228,961
		75,185,663
Chemicals — 1.2%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	11,141	9,322,359
2.70%, 05/15/40 (Call 11/15/39)	7,177	4,963,053
2.80%, 05/15/50 (Call 11/15/49)(a)	5,360	3,349,165
4.60%, 02/08/29 (Call 01/08/29)	8,524	8,324,596
4.85%, 02/08/34 (Call 11/08/33)(a)	10,157	9,681,915
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	16,964	17,065,760
6.33%, 07/15/29 (Call 05/15/29)	8,150	8,269,659
6.35%, 11/15/28 (Call 10/15/28)	9,624	9,780,197
6.38%, 07/15/32 (Call 04/15/32)	6,308	6,384,264
6.55%, 11/15/30 (Call 09/15/30)	7,601	7,786,318
6.70%, 11/15/33 (Call 08/15/33)(a)	9,796	10,115,200
CF Industries Inc.
4.95%, 06/01/43	5,016	4,272,259
5.15%, 03/15/34	4,941	4,659,692
5.38%, 03/15/44(a)	6,902	6,194,682
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	6,307	5,175,400
3.60%, 11/15/50 (Call 05/15/50)	7,281	4,992,217
4.38%, 11/15/42 (Call 05/15/42)	10,777	8,744,185
5.25%, 11/15/41 (Call 05/15/41)	6,526	5,918,104
5.55%, 11/30/48 (Call 05/30/48)	6,965	6,484,580
6.90%, 05/15/53 (Call 11/15/52)(a)	7,254	7,954,549
7.38%, 11/01/29	9,551	10,374,896
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	20,948	20,514,295
5.32%, 11/15/38 (Call 05/15/38)	17,443	16,539,425
5.42%, 11/15/48 (Call 05/15/48)	16,175	15,037,233
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)(a)	5,789	4,702,443
5.63%, 02/20/34 (Call 11/20/33)	7,163	6,963,820
Ecolab Inc., 2.70%, 12/15/51 (Call 06/15/51)	3,967	2,383,570
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	4,748	3,910,719
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)(a)	8,347	7,087,503
5.25%, 07/15/43	5,726	5,094,628
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	5,484	3,934,076
3.63%, 04/01/51 (Call 10/01/50)(a)	8,365	5,623,213
4.20%, 10/15/49 (Call 04/15/49)	6,655	4,974,172
4.20%, 05/01/50 (Call 11/01/49)	6,288	4,685,558
5.50%, 03/01/34 (Call 12/01/33)	8,664	8,403,620
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	11,532	9,037,224
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	8,522	8,039,753
4.90%, 03/27/28 (Call 02/27/28)(a)	9,509	9,310,966
5.00%, 04/01/49 (Call 10/01/48)	5,220	4,489,687
5.80%, 03/27/53 (Call 09/27/52)(a)	5,171	4,987,960
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10,858	9,621,233
3.45%, 06/01/27 (Call 03/01/27)	11,643	10,996,824
Security	Par (000)	Value
Chemicals (continued)
4.50%, 06/01/47 (Call 12/01/46)(a)	$9,282	$7,653,284
		333,804,256
Commercial Services — 0.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	8,280	6,576,480
1.70%, 05/15/28 (Call 03/15/28)	5,597	4,930,904
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)(a)	10,153	8,132,259
5.10%, 12/15/27 (Call 11/15/27)	3,160	3,112,933
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	3,446	2,938,191
2.90%, 11/15/31 (Call 08/15/31)(a)	7,714	6,328,747
3.20%, 08/15/29 (Call 05/15/29)	7,224	6,374,406
4.15%, 08/15/49 (Call 02/15/49)	2,194	1,617,876
5.40%, 08/15/32 (Call 05/15/32)(a)	7,613	7,352,278
5.95%, 08/15/52 (Call 02/15/52)(a)	2,888	2,756,160
Massachusetts Institute of Technology, 5.60%, 07/01/2111	4,924	4,957,068
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	8,096	6,835,063
2.85%, 10/01/29 (Call 07/01/29)	14,500	12,869,458
3.25%, 06/01/50 (Call 12/01/49)(a)	6,250	4,178,156
4.40%, 06/01/32 (Call 03/01/32)(a)	7,074	6,668,987
5.05%, 06/01/52 (Call 12/01/51)(a)	6,840	6,194,818
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35 (Call 11/15/34)(a)	6,656	6,369,454
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)(a)	12,615	10,804,115
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	3,675	3,234,662
4.00%, 03/18/29 (Call 12/18/28)(a)	5,502	5,193,717
S&P Global Inc.
2.70%, 03/01/29 (Call 01/01/29)	12,824	11,424,136
2.90%, 03/01/32 (Call 12/01/31)(a)	17,065	14,428,154
3.70%, 03/01/52 (Call 09/01/51)	3,580	2,632,472
4.25%, 05/01/29 (Call 02/01/29)(a)	7,323	6,994,545
5.25%, 09/15/33 (Call 06/15/33)(b)	9,549	9,465,020
		162,370,059
Computers — 2.4%
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)(a)	10,646	8,494,516
1.40%, 08/05/28 (Call 06/05/28)	16,650	14,362,150
1.65%, 05/11/30 (Call 02/11/30)	13,829	11,408,090
1.65%, 02/08/31 (Call 11/08/30)	19,517	15,773,885
1.70%, 08/05/31 (Call 05/05/31)	9,380	7,490,366
2.20%, 09/11/29 (Call 06/11/29)	14,874	12,929,861
2.38%, 02/08/41 (Call 08/08/40)(a)	13,988	9,386,320
2.40%, 08/20/50 (Call 02/20/50)(a)	11,015	6,441,487
2.55%, 08/20/60 (Call 02/20/60)(a)	11,700	6,755,085
2.65%, 05/11/50 (Call 11/11/49)(a)	22,544	13,914,610
2.65%, 02/08/51 (Call 08/08/50)(a)	25,057	15,328,384
2.70%, 08/05/51 (Call 02/05/51)(a)	16,956	10,420,954
2.80%, 02/08/61 (Call 08/08/60)	10,539	6,209,114
2.85%, 08/05/61 (Call 02/05/61)(a)	14,531	8,623,540
2.90%, 09/12/27 (Call 06/12/27)	11,586	10,820,009
2.95%, 09/11/49 (Call 03/11/49)(a)	12,872	8,497,832
3.00%, 06/20/27 (Call 03/20/27)(a)	6,118	5,755,098
3.00%, 11/13/27 (Call 08/13/27)(a)	11,551	10,820,242
3.20%, 05/11/27 (Call 02/11/27)	7,378	6,993,645
3.25%, 08/08/29 (Call 06/08/29)	7,779	7,143,681
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.35%, 08/08/32 (Call 05/08/32)(a)	$14,584	$12,940,647
3.45%, 02/09/45	18,231	13,791,834
3.75%, 09/12/47 (Call 03/12/47)	9,643	7,458,089
3.75%, 11/13/47 (Call 05/13/47)	10,573	8,188,481
3.85%, 05/04/43	24,633	20,158,019
3.85%, 08/04/46 (Call 02/04/46)	18,071	14,362,486
3.95%, 08/08/52 (Call 02/08/52)	13,676	10,745,091
4.00%, 05/10/28 (Call 04/10/28)	11,018	10,641,449
4.10%, 08/08/62 (Call 02/08/62)	13,121	10,323,242
4.25%, 02/09/47 (Call 08/09/46)(a)	8,991	7,688,662
4.30%, 05/10/33 (Call 02/10/33)(a)	6,153	5,927,483
4.38%, 05/13/45	16,136	14,016,707
4.45%, 05/06/44	10,043	8,968,906
4.50%, 02/23/36 (Call 08/23/35)(a)	3,823	3,652,681
4.65%, 02/23/46 (Call 08/23/45)	32,666	29,423,302
4.85%, 05/10/53 (Call 11/10/52)(a)	10,034	9,322,777
Dell International LLC / EMC Corp., 5.40%, 04/15/34 (Call 01/15/34)	9,759	9,459,765
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	3,840	2,724,948
3.45%, 12/15/51 (Call 06/15/51)	3,016	1,985,053
5.25%, 02/01/28 (Call 01/01/28)	13,114	13,055,706
5.30%, 10/01/29 (Call 07/01/29)	15,144	14,971,316
5.75%, 02/01/33 (Call 11/01/32)(a)	10,607	10,664,618
6.20%, 07/15/30 (Call 04/15/30)	9,028	9,297,973
8.10%, 07/15/36 (Call 01/15/36)	10,068	11,757,458
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	6,121	6,293,889
6.35%, 10/15/45 (Call 04/15/45)(a)	10,830	11,010,615
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	9,103	7,499,762
3.00%, 06/17/27 (Call 04/17/27)	3,301	3,066,829
4.00%, 04/15/29 (Call 02/15/29)	9,805	9,162,845
4.75%, 01/15/28 (Call 12/15/27)	8,712	8,499,992
5.50%, 01/15/33 (Call 10/15/32)(a)	10,994	10,814,134
6.00%, 09/15/41(a)	10,286	10,204,818
IBM International Capital Pte Ltd.
4.90%, 02/05/34 (Call 11/05/33)	9,714	9,190,513
5.25%, 02/05/44 (Call 08/05/43)(a)	8,459	7,812,782
5.30%, 02/05/54 (Call 08/05/53)	12,021	10,971,205
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	4,491	4,038,959
1.95%, 05/15/30 (Call 02/15/30)	13,190	10,867,890
2.95%, 05/15/50 (Call 11/15/49)(a)	6,155	3,807,770
3.50%, 05/15/29	25,397	23,351,917
4.00%, 06/20/42	9,526	7,564,946
4.15%, 07/27/27 (Call 06/27/27)	6,534	6,306,692
4.15%, 05/15/39	15,339	12,830,297
4.25%, 05/15/49	23,351	18,507,571
4.40%, 07/27/32 (Call 04/27/32)(a)	8,246	7,693,331
4.50%, 02/06/28 (Call 01/06/28)(a)	10,334	10,060,740
4.75%, 02/06/33 (Call 11/06/32)(a)	4,408	4,195,628
4.90%, 07/27/52 (Call 01/27/52)	6,700	5,865,072
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	6,523	5,259,527
4.38%, 05/15/30 (Call 02/15/30)	5,100	4,710,091
5.75%, 03/15/33 (Call 12/15/32)	1,671	1,660,114
		680,343,491
Cosmetics & Personal Care — 0.6%
Haleon U.S. Capital LLC
3.38%, 03/24/29 (Call 01/24/29)(a)	10,466	9,544,370
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
3.63%, 03/24/32 (Call 12/24/31)	$20,094	$17,642,454
4.00%, 03/24/52 (Call 09/24/51)(a)	3,424	2,622,392
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)	10,209	9,901,146
5.00%, 03/22/30 (Call 01/22/30)	10,779	10,646,187
5.05%, 03/22/28 (Call 02/22/28)(a)	7,761	7,728,453
5.05%, 03/22/53 (Call 09/22/52)(a)	12,556	11,593,160
5.10%, 03/22/43 (Call 09/22/42)(a)	6,576	6,171,950
5.20%, 03/22/63 (Call 09/22/62)	5,028	4,630,198
Procter & Gamble Co. (The)
1.20%, 10/29/30	11,067	8,753,094
1.95%, 04/23/31	5,273	4,353,816
2.30%, 02/01/32(a)	2,437	2,027,453
2.85%, 08/11/27(a)	644	602,371
3.00%, 03/25/30	13,266	11,951,354
4.05%, 01/26/33(a)	9,531	8,899,234
4.55%, 01/29/34	8,875	8,504,633
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	6,646	5,283,795
2.13%, 09/06/29 (Call 06/06/29)(a)	8,642	7,444,634
2.90%, 05/05/27 (Call 02/05/27)	1,513	1,418,553
3.50%, 03/22/28 (Call 12/22/27)(a)	13,204	12,465,886
5.00%, 12/08/33 (Call 09/08/33)(a)	6,688	6,551,742
5.90%, 11/15/32(a)	6,824	7,119,317
		165,856,192
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	32,058	28,587,193
3.30%, 01/30/32 (Call 10/30/31)	27,016	22,556,874
3.40%, 10/29/33 (Call 07/29/33)(a)	7,283	5,925,321
3.65%, 07/21/27 (Call 04/21/27)(a)	7,961	7,462,608
3.85%, 10/29/41 (Call 04/29/41)(a)	15,040	11,347,346
5.10%, 01/19/29 (Call 12/19/28)(a)	9,278	9,048,441
5.75%, 06/06/28 (Call 05/06/28)(a)	11,099	11,091,680
6.15%, 09/30/30 (Call 07/30/30)	8,430	8,553,986
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)(a)	1,600	1,314,538
3.13%, 12/01/30 (Call 09/01/30)	8,521	7,288,675
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	6,672	5,647,482
4.75%, 06/09/27 (Call 05/09/27)(a)	301	289,270
7.10%, 11/15/27 (Call 10/15/27)(a)	8,380	8,641,451
8.00%, 11/01/31	18,884	20,446,083
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)(a)	12,093	11,496,752
4.05%, 12/03/42(a)	10,335	8,519,407
5.85%, 11/05/27 (Call 10/05/27)	16,374	16,612,990
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)(a)	5,818	5,696,163
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	6,176	4,152,104
3.90%, 01/25/28 (Call 10/25/27)(a)	13,539	12,839,474
4.35%, 04/15/30 (Call 01/15/30)	8,232	7,691,768
4.70%, 09/20/47 (Call 03/20/47)	7,697	6,348,109
4.85%, 03/29/29 (Call 12/29/28)(a)	7,915	7,682,210
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	12,592	11,806,121
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	5,926	4,638,507
1.95%, 12/01/31 (Call 09/01/31)(a)	6,464	5,061,295
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.00%, 03/20/28 (Call 01/20/28)(a)	$15,623	$13,779,006
2.30%, 05/13/31 (Call 02/13/31)(a)	5,428	4,432,549
2.90%, 03/03/32 (Call 12/03/31)(a)	8,107	6,774,854
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	5,289	4,449,512
5.30%, 09/15/43 (Call 03/15/43)	6,653	6,498,347
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	8,349	8,555,645
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	17,247	13,059,365
2.10%, 06/15/30 (Call 03/15/30)(a)	11,583	9,603,327
2.65%, 09/15/40 (Call 03/15/40)	13,550	9,238,482
3.00%, 06/15/50 (Call 12/15/49)(a)	11,625	7,396,733
3.00%, 09/15/60 (Call 03/15/60)	13,774	8,084,131
4.00%, 09/15/27 (Call 08/15/27)(a)	16,510	15,800,479
4.25%, 09/21/48 (Call 03/21/48)	9,360	7,586,290
4.35%, 06/15/29 (Call 04/15/29)	11,058	10,558,540
4.60%, 03/15/33 (Call 12/15/32)(a)	16,614	15,554,836
4.95%, 06/15/52 (Call 12/15/51)(a)	11,864	10,663,439
5.20%, 06/15/62 (Call 12/15/61)	8,935	8,165,927
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	7,157	5,692,852
4.15%, 01/23/30(a)	11,889	10,802,772
5.88%, 07/21/28 (Call 06/21/28)	11,282	11,224,550
6.20%, 04/14/34 (Call 01/14/34)(a)	7,340	7,241,199
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	7,461	6,004,168
2.95%, 06/01/29 (Call 03/01/29)	9,244	8,349,350
3.35%, 03/26/30 (Call 12/26/29)	11,225	10,219,196
3.65%, 06/01/49 (Call 12/01/48)	7,572	5,658,180
3.85%, 03/26/50 (Call 09/26/49)	11,465	8,890,963
4.85%, 03/09/33 (Call 12/09/32)(a)	8,073	7,891,928
4.88%, 03/09/28 (Call 02/09/28)(a)	4,841	4,816,444
Nasdaq Inc.
5.35%, 06/28/28 (Call 05/28/28)	12,189	12,129,818
5.55%, 02/15/34 (Call 11/15/33)	12,353	12,086,373
5.95%, 08/15/53 (Call 02/15/53)(a)	7,483	7,342,220
6.10%, 06/28/63 (Call 12/28/62)(a)	6,567	6,580,483
Nomura Holdings Inc.
2.17%, 07/14/28(a)	11,224	9,731,245
2.61%, 07/14/31	11,992	9,689,752
2.68%, 07/16/30	8,252	6,891,089
3.00%, 01/22/32	7,138	5,858,405
3.10%, 01/16/30	16,789	14,547,380
6.07%, 07/12/28	9,089	9,191,209
6.18%, 01/18/33(a)	2,350	2,418,211
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	6,549	4,691,821
4.95%, 07/15/46	6,675	5,841,379
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	5,709	4,500,714
3.95%, 12/01/27 (Call 09/01/27)(a)	11,688	10,814,896
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	9,272	7,177,601
2.00%, 08/15/50 (Call 02/15/50)(a)	16,200	8,755,277
2.05%, 04/15/30 (Call 01/15/30)	15,163	12,751,179
2.70%, 04/15/40 (Call 10/15/39)	9,213	6,524,375
2.75%, 09/15/27 (Call 06/15/27)(a)	5,077	4,706,678
3.65%, 09/15/47 (Call 03/15/47)	7,082	5,382,117
4.15%, 12/14/35 (Call 06/14/35)(a)	8,596	7,808,176
Security	Par (000)	Value
Diversified Financial Services (continued)
4.30%, 12/14/45 (Call 06/14/45)	$28,663	$24,220,674
		697,379,984
Electric — 3.9%
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)	13,456	10,802,228
5.45%, 06/01/28 (Call 05/01/28)(a)	9,825	9,671,254
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	2,407	2,118,915
American Electric Power Co. Inc.
5.20%, 01/15/29 (Call 12/15/28)	8,631	8,485,421
5.63%, 03/01/33 (Call 12/01/32)	6,517	6,365,052
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	11,297	10,282,148
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)(a)	13,571	8,107,851
3.70%, 07/15/30 (Call 04/15/30)(a)	5,384	4,903,066
3.80%, 07/15/48 (Call 01/15/48)	6,927	4,978,329
4.25%, 10/15/50 (Call 04/15/50)	7,120	5,448,802
4.45%, 01/15/49 (Call 07/15/48)	7,505	6,013,672
4.50%, 02/01/45 (Call 08/01/44)	6,168	5,194,587
4.60%, 05/01/53 (Call 11/01/52)(a)	8,959	7,249,006
5.15%, 11/15/43 (Call 05/15/43)	5,930	5,492,304
6.13%, 04/01/36	11,785	12,069,765
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	5,170	3,932,150
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	2,235	1,730,545
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	2,136	1,766,798
3.60%, 06/15/61 (Call 12/15/60)(a)	8,020	5,361,987
4.45%, 03/15/44 (Call 09/15/43)	4,910	4,091,589
4.63%, 12/01/54 (Call 06/01/54)	1,895	1,560,183
5.90%, 11/15/53 (Call 05/15/53)(a)	7,062	7,075,102
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	14,893	11,336,808
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)	5,851	5,857,601
5.60%, 06/15/42 (Call 12/15/41)(a)	5,083	4,779,442
5.75%, 03/15/54 (Call 09/15/53)	10,349	9,731,560
6.25%, 10/01/39	4,207	4,241,785
6.50%, 10/01/53 (Call 04/01/53)	7,050	7,304,377
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)(a)	4,989	4,851,637
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	14,136	11,225,475
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	13,585	12,035,264
DTE Energy Co.
4.88%, 06/01/28 (Call 05/01/28)(a)	6,889	6,701,838
5.10%, 03/01/29 (Call 02/01/29)	11,797	11,508,149
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	8,342	5,489,690
4.95%, 01/15/33 (Call 10/15/32)	8,845	8,514,554
5.30%, 02/15/40(a)	6,224	5,890,905
5.35%, 01/15/53 (Call 07/15/52)	7,023	6,536,694
5.40%, 01/15/54 (Call 07/15/53)	9,100	8,552,441
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	3,254	2,736,879
2.55%, 06/15/31 (Call 03/15/31)	6,931	5,699,995
3.15%, 08/15/27 (Call 05/15/27)(a)	5,551	5,161,601
3.30%, 06/15/41 (Call 12/15/40)	6,090	4,320,395
3.50%, 06/15/51 (Call 12/15/50)	6,076	4,006,551
3.75%, 09/01/46 (Call 03/01/46)	12,401	8,830,936
4.30%, 03/15/28 (Call 02/15/28)	7,574	7,276,037
4.50%, 08/15/32 (Call 05/15/32)	8,398	7,734,321
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 08/15/52 (Call 02/15/52)	$10,786	$9,186,521
6.10%, 09/15/53 (Call 03/15/53)	5,263	5,235,405
Duke Energy Florida LLC, 6.40%, 06/15/38	6,936	7,227,575
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	9,922	7,716,994
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	6,753	5,232,478
Eversource Energy
5.13%, 05/15/33 (Call 02/15/33)	5,712	5,389,228
5.45%, 03/01/28 (Call 02/01/28)(a)	9,881	9,794,476
5.95%, 02/01/29 (Call 01/01/29)	7,609	7,690,584
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)	7,760	7,162,914
4.45%, 04/15/46 (Call 10/15/45)	6,291	5,089,166
4.70%, 04/15/50 (Call 10/15/49)	5,775	4,795,889
5.15%, 03/15/28 (Call 02/15/28)	5,790	5,717,514
5.30%, 03/15/33 (Call 12/15/32)	3,927	3,814,391
5.60%, 03/15/53 (Call 09/15/52)(a)	8,551	8,102,644
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)(a)	1,787	1,145,643
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	12,658	10,345,745
2.88%, 12/04/51 (Call 06/04/51)(a)	8,873	5,459,793
3.15%, 10/01/49 (Call 04/01/49)(a)	7,720	5,142,595
3.95%, 03/01/48 (Call 09/01/47)	9,362	7,242,838
4.40%, 05/15/28 (Call 03/15/28)	6,855	6,654,179
4.80%, 05/15/33 (Call 02/15/33)(a)	6,701	6,375,201
5.05%, 04/01/28 (Call 03/01/28)(a)	12,977	12,904,773
5.10%, 04/01/33 (Call 01/01/33)	6,865	6,690,944
5.30%, 04/01/53 (Call 10/01/52)(a)	4,743	4,484,876
Georgia Power Co.
4.30%, 03/15/42	10,761	8,882,496
4.65%, 05/16/28 (Call 03/16/28)(a)	6,106	5,936,504
4.95%, 05/17/33 (Call 11/17/32)(a)	7,524	7,172,333
5.13%, 05/15/52 (Call 11/15/51)(a)	7,965	7,235,712
5.25%, 03/15/34 (Call 09/15/33)	6,920	6,728,804
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	7,082	4,610,755
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	8,836	8,203,828
4.25%, 07/15/49 (Call 01/15/49)(a)	9,622	7,714,640
5.85%, 09/15/54 (Call 03/15/54)	9,496	9,549,733
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	5,032	4,840,293
5.81%, 06/12/33 (Call 03/12/33)(a)	5,675	5,621,529
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	17,222	14,960,038
2.25%, 06/01/30 (Call 03/01/30)	16,062	13,337,220
2.44%, 01/15/32 (Call 10/15/31)	9,260	7,436,399
2.75%, 11/01/29 (Call 08/01/29)(a)	4,484	3,911,275
3.55%, 05/01/27 (Call 02/01/27)	4,811	4,545,347
4.63%, 07/15/27 (Call 06/15/27)	9,811	9,546,009
4.90%, 02/28/28 (Call 01/28/28)	13,228	12,945,028
4.90%, 03/15/29 (Call 02/15/29)	6,404	6,235,718
5.00%, 07/15/32 (Call 04/15/32)(a)	7,020	6,748,791
5.05%, 02/28/33 (Call 11/28/32)(a)	8,996	8,625,267
5.25%, 03/15/34 (Call 12/15/33)	7,857	7,557,208
5.25%, 02/28/53 (Call 08/28/52)	9,948	8,974,613
5.55%, 03/15/54 (Call 09/15/53)	8,039	7,511,581
Northern States Power Co./MN, 5.10%, 05/15/53 (Call 11/15/52)(a)	3,079	2,788,310
Security	Par (000)	Value
Electric (continued)
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52 (Call 03/15/52)(a)	$4,432	$3,941,895
5.65%, 11/15/33 (Call 08/15/33)	4,165	4,184,275
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	9,149	8,135,904
2.50%, 02/01/31 (Call 11/01/30)	15,941	12,909,314
3.00%, 06/15/28 (Call 04/15/28)	7,949	7,151,035
3.25%, 06/01/31 (Call 03/01/31)(a)	6,911	5,847,612
3.30%, 12/01/27 (Call 09/01/27)(a)	9,254	8,496,695
3.30%, 08/01/40 (Call 02/01/40)(a)	10,394	7,246,196
3.50%, 08/01/50 (Call 02/01/50)(a)	18,080	11,608,824
3.75%, 07/01/28	8,300	7,655,113
3.95%, 12/01/47 (Call 06/01/47)	7,445	5,224,063
4.50%, 07/01/40 (Call 01/01/40)	15,393	12,495,061
4.55%, 07/01/30 (Call 01/01/30)(a)	23,414	21,681,109
4.95%, 07/01/50 (Call 01/01/50)(a)	25,124	20,423,214
5.55%, 05/15/29 (Call 04/15/29)(a)	6,593	6,519,087
5.80%, 05/15/34 (Call 02/15/34)(a)	7,486	7,305,453
6.10%, 01/15/29 (Call 12/15/28)	7,507	7,566,966
6.15%, 01/15/33 (Call 10/15/32)	5,729	5,734,822
6.40%, 06/15/33 (Call 03/15/33)	7,560	7,693,075
6.70%, 04/01/53 (Call 10/01/52)	7,376	7,582,737
6.75%, 01/15/53 (Call 07/15/52)(a)	11,755	12,120,263
6.95%, 03/15/34 (Call 12/15/33)(a)	6,471	6,834,824
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	9,450	5,313,017
5.35%, 12/01/53 (Call 06/01/53)	10,079	8,813,603
5.45%, 02/15/34 (Call 11/15/33)	5,682	5,454,515
5.50%, 05/15/54 (Call 11/15/53)(a)	10,444	9,299,707
5.80%, 01/15/55 (Call 07/15/54)(a)	8,912	8,226,554
PPL Electric Utilities Corp., 5.25%, 05/15/53 (Call 11/15/52)	2,205	2,059,087
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	4,065	3,199,585
5.25%, 04/01/53 (Call 10/01/52)(a)	3,319	2,971,842
5.75%, 05/15/54 (Call 11/15/53)	3,437	3,332,153
Public Service Enterprise Group Inc.
2.45%, 11/15/31 (Call 08/15/31)	2,046	1,645,779
5.20%, 04/01/29 (Call 03/01/29)	4,812	4,725,932
San Diego Gas & Electric Co.
5.35%, 04/01/53 (Call 10/01/52)(a)	6,270	5,800,959
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	5,911	4,718,228
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	5,576	3,488,391
Sempra
3.25%, 06/15/27 (Call 03/15/27)	4,567	4,258,584
3.40%, 02/01/28 (Call 11/01/27)	9,122	8,454,888
3.80%, 02/01/38 (Call 08/01/37)	13,685	10,851,277
4.00%, 02/01/48 (Call 08/01/47)	6,425	4,733,578
6.00%, 10/15/39	6,415	6,273,554
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	11,153	7,751,802
4.00%, 04/01/47 (Call 10/01/46)	16,132	12,085,486
4.65%, 10/01/43 (Call 04/01/43)	8,062	6,773,278
5.20%, 06/01/34 (Call 03/01/34)	6,002	5,721,849
5.30%, 03/01/28 (Call 02/01/28)	6,444	6,402,347
5.85%, 11/01/27 (Call 10/01/27)	3,821	3,861,947
5.95%, 11/01/32 (Call 08/01/32)(a)	2,895	2,940,633
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	7,014	4,268,622
Series C, 4.13%, 03/01/48 (Call 09/01/47)	10,277	7,862,607
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)(a)	$18,034	$14,744,678
4.85%, 06/15/28 (Call 04/15/28)(a)	4,388	4,280,092
5.20%, 06/15/33 (Call 12/15/32)	6,874	6,621,221
5.50%, 03/15/29 (Call 01/15/29)	6,084	6,060,687
5.70%, 03/15/34 (Call 09/15/33)	6,333	6,307,167
Series A, 3.70%, 04/30/30 (Call 01/30/30)	4,482	4,056,621
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(c)	15,562	14,834,165
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	7,368	4,029,404
2.95%, 11/15/51 (Call 05/15/51)	7,871	4,792,747
5.00%, 04/01/33 (Call 01/01/33)	4,529	4,315,665
5.45%, 04/01/53 (Call 10/01/52)	6,942	6,505,776
Xcel Energy Inc.
5.45%, 08/15/33 (Call 02/15/33)	2,899	2,800,570
5.50%, 03/15/34 (Call 09/15/33)	6,985	6,736,584
		1,098,980,204
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)(a)	10,253	8,958,774
2.20%, 12/21/31 (Call 09/21/31)(a)	7,701	6,287,080
2.80%, 12/21/51 (Call 06/21/51)(a)	3,721	2,286,117
		17,531,971
Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)(a)	5,968	4,814,621
2.80%, 02/15/30 (Call 11/15/29)	10,204	8,918,361
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	13,037	10,322,585
1.95%, 06/01/30 (Call 03/01/30)	8,566	7,128,764
2.70%, 08/15/29 (Call 05/15/29)(a)	3,622	3,213,030
2.80%, 06/01/50 (Call 12/01/49)	1,921	1,237,238
4.25%, 01/15/29 (Call 12/15/28)	4,515	4,359,252
4.50%, 01/15/34 (Call 10/15/33)	9,262	8,706,442
5.00%, 02/15/33 (Call 11/15/32)(a)	9,748	9,561,362
5.00%, 03/01/35 (Call 12/01/34)	8,599	8,337,648
5.25%, 03/01/54 (Call 09/01/53)	16,699	15,842,884
		82,442,187
Entertainment — 0.5%
Warnermedia Holdings Inc.
4.05%, 03/15/29 (Call 01/15/29)(a)	7,436	6,780,054
4.28%, 03/15/32 (Call 12/15/31)	35,050	30,161,443
5.05%, 03/15/42 (Call 09/15/41)(a)	38,198	30,547,525
5.14%, 03/15/52 (Call 09/15/51)(a)	57,074	43,667,106
5.39%, 03/15/62 (Call 09/15/61)	23,774	18,204,391
		129,360,519
Environmental Control — 0.3%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	5,862	4,511,430
3.95%, 05/15/28 (Call 02/15/28)	8,628	8,207,330
4.88%, 04/01/29 (Call 03/01/29)	3,687	3,613,504
5.00%, 04/01/34 (Call 01/01/34)	6,101	5,874,205
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	1,750	1,092,159
4.20%, 01/15/33 (Call 10/15/32)(a)	5,776	5,257,287
5.00%, 03/01/34 (Call 12/01/33)	9,723	9,298,476
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	8,609	6,758,873
3.15%, 11/15/27 (Call 08/15/27)(a)	7,564	7,073,682
Security	Par (000)	Value
Environmental Control (continued)
4.15%, 04/15/32 (Call 01/15/32)(a)	$5,594	$5,196,717
4.63%, 02/15/30 (Call 12/15/29)(a)	7,258	7,027,641
4.88%, 02/15/29 (Call 01/15/29)(a)	6,949	6,865,317
4.88%, 02/15/34 (Call 11/15/33)(a)	11,216	10,778,509
		81,555,130
Food — 1.3%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	3,818	3,635,282
5.40%, 03/21/34 (Call 12/21/33)(a)	8,126	7,919,590
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	8,633	7,475,096
4.85%, 11/01/28 (Call 08/01/28)	9,618	9,313,905
5.30%, 11/01/38 (Call 05/01/38)	10,062	9,211,244
5.40%, 11/01/48 (Call 05/01/48)(a)	13,254	11,863,121
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	8,078	7,019,381
4.20%, 04/17/28 (Call 01/17/28)	10,002	9,569,075
4.95%, 03/29/33 (Call 12/29/32)(a)	6,686	6,385,212
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	3,637	3,174,429
1.80%, 06/11/30 (Call 03/11/30)	8,168	6,682,920
J.M. Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)(a)	4,504	4,593,300
6.50%, 11/15/53 (Call 05/15/53)(a)	10,224	10,729,320
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%, 05/15/32 (Call 02/15/32)	9,374	7,421,550
3.63%, 01/15/32 (Call 01/15/27)(a)	9,028	7,521,378
4.38%, 02/02/52 (Call 08/02/51)	5,643	3,917,402
5.13%, 02/01/28 (Call 01/01/28)	9,188	8,917,597
5.50%, 01/15/30 (Call 01/15/25)(a)	12,964	12,500,181
5.75%, 04/01/33 (Call 01/01/33)	18,269	17,428,019
6.50%, 12/01/52 (Call 06/01/52)(a)	13,710	12,965,684
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(b)	14,349	14,623,927
7.25%, 11/15/53 (Call 05/15/53)(b)	6,210	6,378,008
Kraft Heinz Foods Co.
3.88%, 05/15/27 (Call 02/15/27)(a)	3,091	2,962,883
4.38%, 06/01/46 (Call 12/01/45)	24,284	19,456,601
4.88%, 10/01/49 (Call 04/01/49)	12,906	11,073,560
5.00%, 06/04/42(a)	12,582	11,223,079
5.20%, 07/15/45 (Call 01/15/45)	17,158	15,492,475
5.50%, 06/01/50 (Call 12/01/49)(a)	6,369	5,953,714
6.88%, 01/26/39	7,254	7,894,048
Kroger Co. (The)
3.95%, 01/15/50 (Call 07/15/49)	5,430	4,073,439
4.45%, 02/01/47 (Call 08/01/46)(a)	7,619	6,172,019
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	1,929	1,808,787
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)(a)	8,035	4,743,705
2.75%, 04/13/30 (Call 01/13/30)(a)	7,966	6,902,387
3.00%, 03/17/32 (Call 12/17/31)(a)	4,159	3,500,008
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	7,119	4,509,881
3.25%, 07/15/27 (Call 04/15/27)	3,622	3,387,704
5.95%, 04/01/30 (Call 01/01/30)	8,315	8,495,042
6.60%, 04/01/50 (Call 10/01/49)	7,879	8,545,232
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	5,111	4,822,448
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.35%, 03/01/29 (Call 12/01/28)(a)	$9,291	$8,801,023
4.55%, 06/02/47 (Call 12/02/46)(a)	6,436	5,068,041
5.10%, 09/28/48 (Call 03/28/48)	12,600	10,784,731
5.70%, 03/15/34 (Call 12/15/33)	7,840	7,688,883
		352,605,311
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)(a)	7,940	6,463,299
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)	6,517	6,464,611
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	7,479	5,841,644
2.95%, 09/01/29 (Call 06/01/29)(a)	4,796	4,234,778
3.49%, 05/15/27 (Call 02/15/27)	2,519	2,370,661
3.60%, 05/01/30 (Call 02/01/30)(a)	9,501	8,549,128
3.95%, 03/30/48 (Call 09/30/47)	6,788	4,962,779
4.38%, 05/15/47 (Call 11/15/46)(a)	8,787	6,928,888
4.80%, 02/15/44 (Call 08/15/43)	6,827	5,797,879
5.25%, 03/30/28 (Call 02/29/28)	11,386	11,262,725
		62,876,392
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(b)	14,132	14,108,350
6.30%, 02/15/30 (Call 12/15/29)(b)	10,295	10,278,940
6.40%, 04/15/33 (Call 01/15/33)(a)(b)	14,841	14,940,171
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	7,963	6,596,858
2.75%, 11/15/50 (Call 05/15/50)	2,886	1,609,425
		47,533,744
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	19,071	18,091,653
4.90%, 11/30/46 (Call 05/30/46)(a)	24,862	22,801,176
Baxter International Inc.
2.27%, 12/01/28 (Call 10/01/28)	10,444	9,044,018
2.54%, 02/01/32 (Call 11/01/31)(a)	18,136	14,551,499
3.13%, 12/01/51 (Call 06/01/51)(a)	6,388	3,922,194
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	11,636	10,004,660
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	7,484	4,423,832
2.80%, 12/10/51 (Call 06/10/51)	7,510	4,602,923
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	7,389	6,461,118
3.25%, 11/15/39 (Call 05/15/39)	6,405	4,912,808
3.40%, 11/15/49 (Call 05/15/49)	6,254	4,383,369
GE HealthCare Technologies Inc.
5.65%, 11/15/27 (Call 10/15/27)	17,276	17,347,758
5.86%, 03/15/30 (Call 01/15/30)	12,358	12,528,097
5.91%, 11/22/32 (Call 08/22/32)(a)	17,791	18,125,245
6.38%, 11/22/52 (Call 05/22/52)	5,945	6,324,917
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)(a)	10,414	10,053,845
4.50%, 03/30/33 (Call 12/30/32)(a)	7,726	7,279,242
Medtronic Inc.
4.38%, 03/15/35(a)	19,805	18,209,301
4.63%, 03/15/45	9,958	8,825,400
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(b)	14,670	14,382,395
5.45%, 03/13/31 (Call 01/13/31)(b)	10,701	10,372,124
Security	Par (000)	Value
Health Care - Products (continued)
5.60%, 03/23/34 (Call 12/23/33)(b)	$15,736	$15,180,423
5.90%, 04/30/54 (Call 10/30/53)(a)(b)	11,092	10,357,463
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	8,078	6,662,215
4.63%, 03/15/46 (Call 09/15/45)	11,663	10,035,582
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	15,096	12,038,408
2.60%, 10/01/29 (Call 07/01/29)(a)	7,748	6,795,201
2.80%, 10/15/41 (Call 04/15/41)(a)	9,189	6,350,520
4.10%, 08/15/47 (Call 02/15/47)	3,655	2,924,632
4.98%, 08/10/30 (Call 06/10/30)(a)	6,366	6,257,112
5.00%, 01/31/29 (Call 12/31/28)(a)	8,933	8,844,433
5.09%, 08/10/33 (Call 05/10/33)	13,489	13,181,866
		325,275,429
Health Care - Services — 3.4%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	7,424	5,322,978
6.63%, 06/15/36	8,982	9,465,036
Ascension Health
3.95%, 11/15/46	2,870	2,294,417
Series B, 2.53%, 11/15/29 (Call 08/15/29)	9,818	8,555,134
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(a)	20,872	18,224,216
2.50%, 03/01/31 (Call 12/01/30)	19,580	15,735,945
2.63%, 08/01/31 (Call 05/01/31)	8,235	6,598,212
3.00%, 10/15/30 (Call 07/15/30)	21,068	17,643,544
3.38%, 02/15/30 (Call 02/15/25)(a)	16,291	14,148,652
4.25%, 12/15/27 (Call 05/16/24)(a)	22,320	21,044,189
4.63%, 12/15/29 (Call 12/15/24)(a)	28,033	26,093,015
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	5,985	5,388,377
4.19%, 10/01/49 (Call 04/01/49)(a)	1,761	1,372,759
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	9,073	7,565,471
2.55%, 03/15/31 (Call 12/15/30)	8,700	7,229,984
2.88%, 09/15/29 (Call 06/15/29)	6,820	6,005,534
3.13%, 05/15/50 (Call 11/15/49)(a)	9,128	5,926,838
3.60%, 03/15/51 (Call 09/15/50)	10,825	7,608,924
3.65%, 12/01/27 (Call 09/01/27)	14,823	13,977,850
3.70%, 09/15/49 (Call 03/15/49)	7,508	5,405,462
4.10%, 03/01/28 (Call 12/01/27)(a)	8,906	8,523,281
4.38%, 12/01/47 (Call 06/01/47)	9,761	7,883,390
4.55%, 03/01/48 (Call 09/01/47)	7,778	6,465,861
4.63%, 05/15/42	7,445	6,423,556
4.65%, 01/15/43	8,479	7,297,930
4.65%, 08/15/44 (Call 02/15/44)	7,217	6,151,325
4.75%, 02/15/33 (Call 11/15/32)(a)	6,573	6,206,570
5.13%, 02/15/53 (Call 08/15/52)(a)	9,509	8,568,791
6.10%, 10/15/52 (Call 04/15/52)	6,490	6,629,994
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,146	3,318,123
3.50%, 09/01/30 (Call 03/01/30)	19,313	17,010,890
3.50%, 07/15/51 (Call 01/15/51)	12,778	8,300,148
3.63%, 03/15/32 (Call 12/15/31)	14,658	12,604,300
4.13%, 06/15/29 (Call 03/15/29)	17,535	16,272,280
4.63%, 03/15/52 (Call 09/15/51)	16,497	12,939,686
5.13%, 06/15/39 (Call 12/15/38)	8,903	8,006,714
5.20%, 06/01/28 (Call 05/01/28)(a)	6,220	6,106,651
5.25%, 06/15/49 (Call 12/15/48)	16,860	14,582,305
5.45%, 04/01/31 (Call 02/01/31)(a)	8,507	8,330,156
5.50%, 06/01/33 (Call 03/01/33)(a)	11,943	11,609,166
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 06/15/47 (Call 12/15/46)	$12,581	$11,310,737
5.60%, 04/01/34 (Call 01/01/34)	13,950	13,603,864
5.63%, 09/01/28 (Call 03/01/28)(a)	8,858	8,820,353
5.88%, 02/01/29 (Call 08/01/28)	7,057	7,087,204
5.90%, 06/01/53 (Call 12/01/52)(a)	8,348	7,865,870
6.00%, 04/01/54 (Call 10/01/53)(a)	12,482	11,920,170
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	6,325	4,910,912
3.70%, 03/23/29 (Call 02/23/29)(a)	7,757	7,145,995
4.95%, 10/01/44 (Call 04/01/44)	5,098	4,365,026
5.38%, 04/15/31 (Call 02/15/31)	8,392	8,186,113
5.50%, 03/15/53 (Call 09/15/52)	5,772	5,256,874
5.75%, 04/15/54 (Call 10/15/53)	9,169	8,622,562
5.88%, 03/01/33 (Call 12/01/32)	7,440	7,428,379
5.95%, 03/15/34 (Call 12/15/33)(a)	6,691	6,699,353
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	4,125	4,115,398
6.25%, 02/01/29 (Call 01/01/29)	11,249	11,423,667
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	4,814	3,893,185
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	1,733	1,203,224
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	12,837	8,996,093
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	2,849	1,843,436
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	10,088	8,603,096
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51 (Call 04/01/51)(a)	1,962	1,114,935
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	5,589	4,830,826
6.40%, 11/30/33 (Call 08/30/33)(a)	6,131	6,429,918
UnitedHealth Group Inc.
2.00%, 05/15/30	10,693	8,878,016
2.30%, 05/15/31 (Call 02/15/31)	9,960	8,185,796
2.75%, 05/15/40 (Call 11/15/39)	8,171	5,720,588
2.88%, 08/15/29	8,069	7,204,974
2.90%, 05/15/50 (Call 11/15/49)(a)	11,153	7,046,659
2.95%, 10/15/27	7,810	7,247,441
3.05%, 05/15/41 (Call 11/15/40)	11,675	8,422,844
3.13%, 05/15/60 (Call 11/15/59)(a)	6,891	4,218,451
3.25%, 05/15/51 (Call 11/15/50)	17,540	11,776,935
3.50%, 08/15/39 (Call 02/15/39)	11,471	9,009,888
3.70%, 08/15/49 (Call 02/15/49)	10,558	7,734,462
3.75%, 10/15/47 (Call 04/15/47)	8,705	6,517,107
3.85%, 06/15/28(a)	10,720	10,175,605
3.88%, 12/15/28	6,851	6,477,027
3.88%, 08/15/59 (Call 02/15/59)	9,995	7,238,977
4.00%, 05/15/29 (Call 03/15/29)	7,668	7,257,260
4.20%, 05/15/32 (Call 02/15/32)	11,905	10,979,042
4.20%, 01/15/47 (Call 07/15/46)	7,792	6,296,443
4.25%, 01/15/29 (Call 12/15/28)	11,044	10,598,136
4.25%, 03/15/43 (Call 09/15/42)(a)	7,562	6,378,148
4.25%, 06/15/48 (Call 12/15/47)	13,028	10,585,326
4.45%, 12/15/48 (Call 06/15/48)	10,601	8,888,034
4.50%, 04/15/33 (Call 01/15/33)(a)	12,524	11,739,443
4.63%, 07/15/35	8,243	7,710,327
4.75%, 07/15/45	16,436	14,595,748
4.75%, 05/15/52 (Call 11/15/51)	17,841	15,497,501
Security	Par (000)	Value
Health Care - Services (continued)
4.90%, 04/15/31 (Call 02/15/31)	$10,326	$10,042,057
4.95%, 05/15/62 (Call 11/15/61)	8,091	7,054,790
5.00%, 04/15/34 (Call 01/15/34)(a)	10,160	9,837,041
5.05%, 04/15/53 (Call 10/15/52)	15,811	14,359,753
5.20%, 04/15/63 (Call 10/15/62)	14,492	13,206,958
5.25%, 02/15/28 (Call 01/15/28)(a)	5,697	5,712,838
5.30%, 02/15/30 (Call 12/15/29)	10,820	10,816,196
5.35%, 02/15/33 (Call 11/15/32)(a)	16,092	16,011,234
5.38%, 04/15/54 (Call 10/15/53)	15,593	14,807,052
5.50%, 04/15/64 (Call 10/15/63)	8,453	8,022,769
5.80%, 03/15/36	6,676	6,865,702
5.88%, 02/15/53 (Call 08/15/52)(a)	14,857	15,103,296
6.05%, 02/15/63 (Call 08/15/62)(a)	11,039	11,366,347
6.88%, 02/15/38	9,672	10,854,970
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	7,764	6,428,449
		941,384,474
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	8,437	7,415,757
5.88%, 03/01/29 (Call 02/01/29)	4,697	4,605,950
Blue Owl Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	2,053	1,797,144
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	4,464	3,833,845
		17,652,696
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	7,037	6,289,180
Insurance — 1.9%
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)	4,742	4,625,139
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	9,715	7,881,764
4.75%, 04/01/48 (Call 10/01/47)(a)	8,314	7,202,048
4.80%, 07/10/45 (Call 01/10/45)	5,250	4,605,583
5.13%, 03/27/33 (Call 12/27/32)(a)	7,963	7,631,427
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	9,319	8,025,256
3.75%, 05/02/29 (Call 02/02/29)	9,052	8,381,419
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52 (Call 08/28/51)	2,267	1,637,370
5.35%, 02/28/33 (Call 11/28/32)(a)	4,385	4,265,860
Aon North America Inc.
5.15%, 03/01/29 (Call 02/01/29)	10,009	9,875,506
5.45%, 03/01/34 (Call 12/01/33)	10,666	10,423,772
5.75%, 03/01/54 (Call 09/01/53)	21,293	20,561,379
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	8,345	5,770,871
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	8,412	5,608,926
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)(a)	9,590	9,120,557
6.25%, 04/01/54 (Call 10/01/53)	10,101	9,816,535
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	4,006	3,216,025
2.50%, 01/15/51 (Call 07/15/50)(a)	6,953	4,115,345
2.85%, 10/15/50 (Call 04/15/50)(a)	15,631	9,824,529
2.88%, 03/15/32 (Call 12/15/31)(a)	7,344	6,263,537
3.85%, 03/15/52 (Call 09/15/51)	21,565	16,336,583
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.20%, 08/15/48 (Call 02/15/48)	$20,138	$16,737,542
4.25%, 01/15/49 (Call 07/15/48)	17,438	14,675,146
5.75%, 01/15/40	7,575	7,900,830
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	8,798	7,954,311
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	2,754	2,585,799
4.70%, 06/22/47 (Call 12/22/46)(a)	1,942	1,477,280
Chubb Corp. (The), 6.00%, 05/11/37	8,504	8,815,411
Chubb INA Holdings LLC
1.38%, 09/15/30 (Call 06/15/30)(a)	7,209	5,725,699
3.05%, 12/15/61 (Call 06/15/61)(a)	6,627	4,080,518
4.35%, 11/03/45 (Call 05/03/45)	8,176	6,837,973
5.00%, 03/15/34 (Call 12/15/33)	10,131	9,818,456
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(a)	12,866	11,809,541
3.90%, 04/05/32 (Call 01/05/32)	14,039	12,241,042
4.40%, 04/05/52 (Call 10/05/51)	7,457	5,723,773
5.75%, 01/15/34 (Call 10/15/33)	8,226	8,076,576
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	17,898	17,066,937
5.00%, 04/20/48 (Call 10/20/47)	7,911	6,834,557
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	6,985	4,224,168
3.50%, 10/15/50 (Call 04/15/50)	6,615	4,322,645
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32 (Call 05/16/32)	4,579	4,449,080
6.35%, 03/22/54 (Call 09/22/53)(b)	12,108	11,981,474
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	4,276	3,032,197
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	12,772	11,393,733
5.38%, 03/04/46	4,165	3,868,939
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	2,975	2,475,141
4.38%, 03/15/29 (Call 12/15/28)(a)	13,470	13,038,179
4.90%, 03/15/49 (Call 09/15/48)	8,509	7,462,216
5.70%, 09/15/53 (Call 03/15/53)	7,500	7,396,354
MetLife Inc.
4.05%, 03/01/45	4,759	3,739,606
4.13%, 08/13/42	6,462	5,219,250
4.55%, 03/23/30 (Call 12/23/29)(a)	6,075	5,867,298
4.60%, 05/13/46 (Call 11/13/45)(a)	6,799	5,789,198
4.88%, 11/13/43	8,594	7,621,048
5.00%, 07/15/52 (Call 01/15/52)	8,133	7,246,805
5.25%, 01/15/54 (Call 07/15/53)(a)	8,610	7,963,070
5.38%, 07/15/33 (Call 04/15/33)(a)	6,931	6,889,828
5.70%, 06/15/35	9,421	9,491,418
5.88%, 02/06/41	6,797	6,795,406
6.38%, 06/15/34(a)	6,529	6,929,433
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	4,201	3,367,396
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	14,682	10,487,005
3.91%, 12/07/47 (Call 06/07/47)	6,830	5,105,898
3.94%, 12/07/49 (Call 06/07/49)	7,453	5,539,515
4.35%, 02/25/50 (Call 08/25/49)	7,077	5,649,519
4.60%, 05/15/44	5,395	4,591,643
5.70%, 12/14/36(a)	8,223	8,308,763
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)(a)	6,130	3,969,916
5.35%, 11/01/40	5,010	4,864,600
Security	Par (000)	Value
Insurance (continued)
5.45%, 05/25/53 (Call 11/25/52)(a)	$5,448	$5,328,119
6.25%, 06/15/37	8,892	9,396,283
Willis North America Inc.
4.65%, 06/15/27 (Call 05/15/27)	2,134	2,073,618
5.35%, 05/15/33 (Call 02/15/33)	4,710	4,524,908
5.90%, 03/05/54 (Call 09/05/53)	7,458	7,141,053
		541,095,544
Internet — 2.2%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	4,611	4,052,648
1.10%, 08/15/30 (Call 05/15/30)(a)	20,137	16,065,947
1.90%, 08/15/40 (Call 02/15/40)(a)	7,187	4,573,927
2.05%, 08/15/50 (Call 02/15/50)	21,734	12,110,726
2.25%, 08/15/60 (Call 02/15/60)(a)	12,492	6,734,345
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	8,140	7,246,258
1.50%, 06/03/30 (Call 03/03/30)	13,493	11,015,646
1.65%, 05/12/28 (Call 03/12/28)	19,580	17,193,664
2.10%, 05/12/31 (Call 02/12/31)	27,606	22,725,129
2.50%, 06/03/50 (Call 12/03/49)(a)	24,336	14,415,313
2.70%, 06/03/60 (Call 12/03/59)	14,057	8,060,627
2.88%, 05/12/41 (Call 11/12/40)	20,362	14,662,811
3.10%, 05/12/51 (Call 11/12/50)	29,388	19,667,061
3.15%, 08/22/27 (Call 05/22/27)(a)	22,731	21,388,778
3.25%, 05/12/61 (Call 11/12/60)(a)	15,119	9,840,809
3.45%, 04/13/29 (Call 02/13/29)(a)	12,773	11,928,707
3.60%, 04/13/32 (Call 01/13/32)(a)	19,186	17,279,980
3.88%, 08/22/37 (Call 02/22/37)	23,989	20,646,092
3.95%, 04/13/52 (Call 10/13/51)(a)	23,034	18,150,919
4.05%, 08/22/47 (Call 02/22/47)	30,235	24,612,433
4.10%, 04/13/62 (Call 10/13/61)(a)	10,809	8,447,432
4.25%, 08/22/57 (Call 02/22/57)	17,232	13,952,114
4.55%, 12/01/27 (Call 11/01/27)	15,361	15,118,075
4.65%, 12/01/29 (Call 10/01/29)	12,675	12,467,439
4.70%, 12/01/32 (Call 09/01/32)	18,389	17,860,864
4.80%, 12/05/34 (Call 06/05/34)(a)	7,974	7,752,867
4.95%, 12/05/44 (Call 06/05/44)(a)	14,062	13,307,125
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	12,076	11,626,441
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	4,250	3,551,765
2.70%, 03/11/30 (Call 12/11/29)(a)	10,752	9,297,726
3.60%, 06/05/27 (Call 03/05/27)	804	762,125
3.65%, 05/10/51 (Call 11/10/50)	8,208	5,737,883
4.00%, 07/15/42 (Call 01/15/42)(a)	2,516	1,962,028
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)	8,549	7,531,015
3.80%, 02/15/28 (Call 11/15/27)(a)	3,136	2,940,673
4.63%, 08/01/27 (Call 05/01/27)	1,047	1,015,506
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	20,117	19,118,672
3.85%, 08/15/32 (Call 05/15/32)	31,269	28,415,191
4.45%, 08/15/52 (Call 02/15/52)	26,465	22,003,329
4.60%, 05/15/28 (Call 04/15/28)	15,097	14,822,792
4.65%, 08/15/62 (Call 02/15/62)	12,431	10,323,464
4.80%, 05/15/30 (Call 03/15/30)(a)	11,193	10,983,504
4.95%, 05/15/33 (Call 02/15/33)(a)	17,689	17,347,086
5.60%, 05/15/53 (Call 11/15/52)	23,596	23,368,426
5.75%, 05/15/63 (Call 11/15/62)	15,218	15,166,875
Netflix Inc.
4.88%, 04/15/28	17,520	17,191,500
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.88%, 11/15/28	$20,178	$20,577,910
6.38%, 05/15/29	1,734	1,806,081
		616,827,728
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	13,060	13,373,668
6.80%, 11/29/32 (Call 08/29/32)(a)	8,901	9,261,117
		22,634,785
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)(a)	5,993	5,351,373
Marriott International Inc./MD
4.90%, 04/15/29 (Call 03/15/29)	6,108	5,940,416
5.00%, 10/15/27 (Call 09/15/27)(a)	3,205	3,160,223
5.30%, 05/15/34 (Call 02/15/34)	10,839	10,401,734
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	9,663	9,183,163
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	5,118	4,354,010
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	6,828	5,729,978
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)(a)	10,049	9,719,828
		53,840,725
Machinery — 0.6%
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	8,562	7,504,915
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	9,904	8,623,042
3.25%, 09/19/49 (Call 03/19/49)	7,892	5,499,105
3.25%, 04/09/50 (Call 10/09/49)(a)	9,073	6,355,885
3.80%, 08/15/42	14,092	11,276,940
5.20%, 05/27/41	4,254	4,076,303
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	2,857	2,210,384
3.90%, 06/09/42 (Call 12/09/41)(a)	8,518	6,986,939
John Deere Capital Corp.
4.15%, 09/15/27(a)	9,323	9,031,858
4.50%, 01/16/29	8,884	8,628,694
4.70%, 06/10/30(a)	10,055	9,793,946
4.75%, 01/20/28(a)	10,342	10,206,841
4.90%, 03/07/31	6,640	6,488,720
4.95%, 07/14/28	10,822	10,718,523
5.10%, 04/11/34	5,689	5,584,231
5.15%, 09/08/33(a)	7,802	7,711,543
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	15,776	13,511,620
3.11%, 02/15/40 (Call 08/15/39)(a)	4,916	3,576,781
3.36%, 02/15/50 (Call 08/15/49)	5,421	3,688,127
5.25%, 08/16/28 (Call 07/16/28)(a)	10,000	9,962,822
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28 (Call 06/15/28)	11,674	11,230,095
		162,667,314
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	10,279	8,820,134
2.88%, 10/15/27 (Call 07/15/27)(a)	9,419	8,651,975
3.25%, 08/26/49 (Call 02/26/49)(a)	5,156	3,409,916
3.38%, 03/01/29 (Call 12/01/28)(a)	8,176	7,442,660
4.00%, 09/14/48 (Call 03/14/48)(a)	6,333	4,866,113
Eaton Corp.
4.15%, 03/15/33 (Call 12/15/32)	10,918	10,042,188
4.15%, 11/02/42	5,161	4,312,370
Security	Par (000)	Value
Manufacturing (continued)
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	$5,814	$4,718,212
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	10,346	9,393,426
4.00%, 06/14/49 (Call 12/14/48)	3,980	3,070,663
4.25%, 09/15/27 (Call 08/15/27)(a)	12,141	11,743,458
4.50%, 09/15/29 (Call 07/15/29)(a)	9,535	9,184,778
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	3,943	3,279,179
		88,935,072
Media — 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	3,193	2,663,238
2.30%, 02/01/32 (Call 11/01/31)	4,128	3,075,676
2.80%, 04/01/31 (Call 01/01/31)(a)	5,858	4,648,490
3.50%, 06/01/41 (Call 12/01/40)(a)	13,886	8,895,634
3.50%, 03/01/42 (Call 09/01/41)(a)	12,027	7,601,970
3.70%, 04/01/51 (Call 10/01/50)(a)	17,477	10,207,767
3.75%, 02/15/28 (Call 11/15/27)(a)	1,484	1,357,154
3.85%, 04/01/61 (Call 10/01/60)(a)	15,245	8,474,383
3.90%, 06/01/52 (Call 12/01/51)(a)	19,901	11,989,871
3.95%, 06/30/62 (Call 12/30/61)	12,049	6,850,495
4.20%, 03/15/28 (Call 12/15/27)(a)	4,214	3,917,236
4.40%, 04/01/33 (Call 01/01/33)(a)	4,744	4,049,942
4.40%, 12/01/61 (Call 06/01/61)	11,499	7,117,980
4.80%, 03/01/50 (Call 09/01/49)	22,849	15,959,314
5.05%, 03/30/29 (Call 12/30/28)	4,329	4,085,800
5.13%, 07/01/49 (Call 01/01/49)	11,045	8,091,119
5.25%, 04/01/53 (Call 10/01/52)(a)	12,174	9,126,948
5.38%, 04/01/38 (Call 10/01/37)(a)	5,976	4,943,375
5.38%, 05/01/47 (Call 11/01/46)	20,440	15,572,608
5.50%, 04/01/63 (Call 10/01/62)	8,122	6,017,929
5.75%, 04/01/48 (Call 10/01/47)	19,120	15,341,813
6.38%, 10/23/35 (Call 04/23/35)	15,429	14,566,434
6.48%, 10/23/45 (Call 04/23/45)	28,729	25,432,893
6.65%, 02/01/34 (Call 11/01/33)(a)	5,272	5,193,757
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	11,773	9,224,520
1.95%, 01/15/31 (Call 10/15/30)(a)	8,414	6,791,278
2.45%, 08/15/52 (Call 02/15/52)(a)	14,335	7,768,364
2.65%, 02/01/30 (Call 11/01/29)	9,148	7,917,173
2.65%, 08/15/62 (Call 02/15/62)	8,363	4,371,504
2.80%, 01/15/51 (Call 07/15/50)(a)	14,645	8,733,948
2.89%, 11/01/51 (Call 05/01/51)(a)	41,685	25,183,092
2.94%, 11/01/56 (Call 05/01/56)(a)	50,473	29,444,474
2.99%, 11/01/63 (Call 05/01/63)	33,430	18,938,871
3.15%, 02/15/28 (Call 11/15/27)	8,326	7,714,394
3.20%, 07/15/36 (Call 01/15/36)(a)	9,143	7,176,305
3.25%, 11/01/39 (Call 05/01/39)	10,918	8,094,070
3.40%, 04/01/30 (Call 01/01/30)(a)	9,905	8,921,743
3.40%, 07/15/46 (Call 01/15/46)(a)	12,728	8,931,430
3.45%, 02/01/50 (Call 08/01/49)	14,603	10,000,507
3.55%, 05/01/28 (Call 02/01/28)	5,798	5,429,143
3.75%, 04/01/40 (Call 10/01/39)	13,029	10,317,281
3.90%, 03/01/38 (Call 09/01/37)	9,941	8,248,739
3.97%, 11/01/47 (Call 05/01/47)	16,405	12,427,370
4.00%, 08/15/47 (Call 02/15/47)	6,340	4,843,771
4.00%, 03/01/48 (Call 09/01/47)	8,016	6,121,643
4.00%, 11/01/49 (Call 05/01/49)	17,435	13,206,676
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.05%, 11/01/52 (Call 05/01/52)	$5,497	$4,146,378
4.15%, 10/15/28 (Call 07/15/28)	30,974	29,644,707
4.20%, 08/15/34 (Call 02/15/34)	10,003	8,960,776
4.25%, 10/15/30 (Call 07/15/30)(a)	8,702	8,165,050
4.25%, 01/15/33	8,796	8,028,038
4.40%, 08/15/35 (Call 02/15/35)	7,830	7,067,890
4.55%, 01/15/29 (Call 12/15/28)	7,204	6,990,961
4.60%, 10/15/38 (Call 04/15/38)	8,798	7,846,341
4.60%, 08/15/45 (Call 02/15/45)	7,947	6,736,972
4.65%, 02/15/33 (Call 11/15/32)(a)	13,775	13,025,666
4.70%, 10/15/48 (Call 04/15/48)(a)	17,632	15,145,542
4.80%, 05/15/33 (Call 02/15/33)(a)	4,630	4,404,673
4.95%, 10/15/58 (Call 04/15/58)	8,503	7,370,382
5.35%, 11/15/27 (Call 10/15/27)	4,291	4,309,627
5.35%, 05/15/53 (Call 11/15/52)(a)	14,174	13,167,304
5.50%, 11/15/32 (Call 08/15/32)(a)	3,070	3,081,744
5.50%, 05/15/64 (Call 11/15/63)(a)	12,334	11,482,443
5.65%, 06/15/35(a)	7,644	7,654,622
7.05%, 03/15/33	2,425	2,662,848
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	958	833,087
3.95%, 03/20/28 (Call 12/20/27)(a)	7,538	7,005,170
4.00%, 09/15/55 (Call 03/15/55)(a)	14,318	8,954,484
4.13%, 05/15/29 (Call 02/15/29)	1,192	1,088,009
4.65%, 05/15/50 (Call 11/15/49)	9,362	6,789,857
5.20%, 09/20/47 (Call 03/20/47)	10,761	8,457,014
5.30%, 05/15/49 (Call 11/15/48)(a)	6,754	5,320,853
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	15,885	15,368,139
5.48%, 01/25/39 (Call 07/25/38)	9,221	8,437,972
5.58%, 01/25/49 (Call 07/25/48)(a)	10,098	8,944,678
6.50%, 10/13/33 (Call 07/13/33)	13,742	14,096,583
Paramount Global
4.20%, 05/19/32 (Call 02/19/32)(a)	4,291	3,500,950
4.38%, 03/15/43(a)	8,635	5,711,520
4.95%, 01/15/31 (Call 10/15/30)(a)	8,186	7,218,993
4.95%, 05/19/50 (Call 11/19/49)(a)	4,680	3,251,899
5.85%, 09/01/43 (Call 03/01/43)	7,276	5,739,683
6.88%, 04/30/36	7,864	7,321,367
7.88%, 07/30/30(a)	1,834	1,886,272
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33(a)	10,378	11,308,253
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	9,057	6,371,097
5.50%, 09/01/41 (Call 03/01/41)	9,214	7,312,194
5.88%, 11/15/40 (Call 05/15/40)	8,762	7,228,664
6.55%, 05/01/37	13,778	12,502,506
6.75%, 06/15/39	10,897	9,979,049
7.30%, 07/01/38	12,181	11,861,859
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	7,356	6,910,404
4.13%, 06/01/44	10,269	8,383,381
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	17,329	14,755,526
2.20%, 01/13/28(a)	12,218	11,050,827
2.65%, 01/13/31(a)	20,866	17,856,941
2.75%, 09/01/49 (Call 03/01/49)(a)	18,968	11,709,457
3.50%, 05/13/40 (Call 11/13/39)	16,471	12,828,221
3.60%, 01/13/51 (Call 07/13/50)	21,511	15,619,193
3.80%, 03/22/30(a)	13,809	12,824,084
3.80%, 05/13/60 (Call 11/13/59)	4,611	3,326,386
Security	Par (000)	Value
Media (continued)
4.63%, 03/23/40 (Call 09/23/39)(a)	$7,712	$6,999,691
4.70%, 03/23/50 (Call 09/23/49)(a)	16,782	14,775,937
6.20%, 12/15/34(a)	10,891	11,613,946
6.40%, 12/15/35	9,931	10,671,705
6.65%, 11/15/37	14,389	15,864,460
		966,560,397
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	6,733	6,594,572
5.75%, 05/01/43(a)	7,295	7,170,792
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,457	6,388,772
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	8,862	7,326,563
4.75%, 02/28/28 (Call 01/28/28)	11,161	10,953,125
4.90%, 02/28/33 (Call 11/28/32)(a)	5,381	5,168,174
5.00%, 09/30/43	20,616	18,810,018
5.25%, 09/08/30 (Call 07/08/30)(a)	10,773	10,704,505
5.25%, 09/08/33 (Call 06/08/33)	11,503	11,261,918
5.50%, 09/08/53 (Call 03/08/53)(a)	6,477	6,266,753
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)	11,435	10,772,696
5.40%, 11/14/34 (Call 05/14/34)(a)	10,146	9,779,293
5.45%, 03/15/43 (Call 09/15/42)	13,241	12,168,541
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	13,002	10,772,694
2.60%, 07/15/32 (Call 04/15/32)(a)	9,452	7,686,362
4.88%, 03/15/42 (Call 09/15/41)(a)	8,905	7,969,636
6.25%, 10/01/39	4,340	4,479,804
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/34 (Call 12/15/33)(b)	8,838	8,612,557
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	6,180	6,444,433
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	9,770	5,904,879
5.20%, 11/02/40	7,721	7,347,666
7.13%, 07/15/28(a)	8,537	9,112,133
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	6,259	5,166,674
5.13%, 03/09/53 (Call 09/09/52)(a)	8,814	8,103,504
		204,966,064
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)(a)	10,743	9,144,180
Oil & Gas — 3.8%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	5,481	4,448,245
2.72%, 01/12/32 (Call 10/12/31)(a)	16,705	13,965,676
2.77%, 11/10/50 (Call 05/10/50)(a)	14,513	8,771,435
2.94%, 06/04/51 (Call 12/04/50)(a)	18,802	11,761,866
3.00%, 02/24/50 (Call 08/24/49)(a)	16,160	10,349,148
3.00%, 03/17/52 (Call 09/17/51)(a)	11,986	7,567,256
3.06%, 06/17/41 (Call 12/17/40)	14,451	10,382,110
3.38%, 02/08/61 (Call 08/08/60)(a)	14,781	9,534,082
3.63%, 04/06/30 (Call 01/06/30)	10,369	9,549,691
3.94%, 09/21/28 (Call 06/21/28)(a)	11,086	10,546,107
4.23%, 11/06/28 (Call 08/06/28)(a)	19,157	18,399,515
4.70%, 04/10/29 (Call 03/10/29)	9,462	9,256,966
4.81%, 02/13/33 (Call 11/13/32)	18,712	17,883,987
4.89%, 09/11/33 (Call 06/11/33)(a)	10,803	10,359,643
4.99%, 04/10/34 (Call 01/10/34)	7,034	6,787,961
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	$10,475	$9,828,884
3.72%, 11/28/28 (Call 08/28/28)(a)	8,960	8,415,021
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	6,441	6,124,925
4.95%, 06/01/47 (Call 12/01/46)	3,006	2,569,934
6.25%, 03/15/38(a)	12,910	12,990,565
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	6,026	4,171,799
6.75%, 11/15/39(a)	7,858	8,268,905
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)(a)	2,661	2,429,659
2.24%, 05/11/30 (Call 02/11/30)	10,931	9,304,046
3.08%, 05/11/50 (Call 11/11/49)(a)	7,485	4,994,089
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	9,296	8,148,994
2.34%, 08/12/50 (Call 02/12/50)(a)	5,125	2,901,346
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	8,100	6,333,891
3.80%, 03/15/52 (Call 09/15/51)	10,230	7,511,669
4.03%, 03/15/62 (Call 09/15/61)	13,137	9,647,266
4.30%, 11/15/44 (Call 05/15/44)(a)	7,671	6,372,404
5.05%, 09/15/33 (Call 06/15/33)	6,437	6,264,017
5.30%, 05/15/53 (Call 11/15/52)(a)	9,177	8,573,103
5.55%, 03/15/54 (Call 09/15/53)(a)	9,122	8,841,219
6.50%, 02/01/39(a)	10,834	11,767,543
6.95%, 04/15/29(a)	9,019	9,675,798
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	8,109	7,729,925
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	5,843	4,850,989
5.00%, 06/15/45 (Call 12/15/44)(a)	5,808	4,907,764
5.60%, 07/15/41 (Call 01/15/41)	9,992	9,223,991
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	9,014	7,803,272
3.50%, 12/01/29 (Call 09/01/29)	11,652	10,565,961
4.25%, 03/15/52 (Call 09/15/51)(a)	3,435	2,632,645
5.15%, 01/30/30 (Call 12/30/29)	14,310	14,041,390
5.40%, 04/18/34 (Call 01/18/34)	10,865	10,545,888
5.75%, 04/18/54 (Call 10/18/53)	8,011	7,643,242
5.90%, 04/18/64 (Call 10/18/63)	9,674	9,198,330
6.25%, 03/15/33 (Call 12/15/32)(a)	6,253	6,446,415
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	4,167	3,987,766
4.95%, 04/15/50 (Call 10/15/49)	1,989	1,797,279
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	10,081	9,501,250
5.75%, 02/01/34 (Call 11/01/33)(a)	6,355	6,171,599
7.00%, 02/01/30 (Call 11/01/29)(a)	5,024	5,241,941
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)(a)	1,971	1,686,284
3.13%, 04/06/30 (Call 01/06/30)(a)	5,941	5,349,008
3.25%, 11/18/49 (Call 05/18/49)	1,757	1,200,924
3.63%, 09/10/28 (Call 06/10/28)(a)	2,694	2,544,647
3.70%, 04/06/50 (Call 10/06/49)(a)	1,585	1,170,144
3.95%, 05/15/43(a)	1,560	1,256,773
4.80%, 11/08/43	1,772	1,601,142
5.10%, 08/17/40(a)	1,581	1,502,176
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	7,627	6,718,316
2.61%, 10/15/30 (Call 07/15/30)	15,811	13,667,016
Security	Par (000)	Value
Oil & Gas (continued)
3.00%, 08/16/39 (Call 02/16/39)	$5,892	$4,376,955
3.10%, 08/16/49 (Call 02/16/49)	12,018	8,003,869
3.45%, 04/15/51 (Call 10/15/50)	25,012	17,648,067
3.48%, 03/19/30 (Call 12/19/29)	15,559	14,301,873
3.57%, 03/06/45 (Call 09/06/44)(a)	9,403	7,043,233
4.11%, 03/01/46 (Call 09/01/45)	23,264	18,927,635
4.23%, 03/19/40 (Call 09/19/39)	19,254	16,732,589
4.33%, 03/19/50 (Call 09/19/49)	22,494	18,637,615
Hess Corp.
5.60%, 02/15/41(a)	10,108	9,822,851
6.00%, 01/15/40	6,195	6,220,863
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	6,405	6,168,119
6.60%, 10/01/37(a)	5,895	5,987,354
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	5,757	4,832,694
6.50%, 03/01/41 (Call 09/01/40)(a)	10,240	10,600,458
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(a)	11,862	12,039,894
6.45%, 09/15/36	14,724	15,157,875
6.60%, 03/15/46 (Call 09/15/45)(a)	8,213	8,445,378
6.63%, 09/01/30 (Call 03/01/30)(a)	14,530	15,042,219
7.50%, 05/01/31(a)	4,519	4,918,113
8.88%, 07/15/30 (Call 01/15/30)	6,449	7,364,592
Ovintiv Inc., 6.50%, 08/15/34(a)	6,254	6,427,764
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	5,674	4,623,541
3.30%, 03/15/52 (Call 09/15/51)(a)	7,926	5,138,276
3.90%, 03/15/28 (Call 12/15/27)	7,007	6,632,467
4.65%, 11/15/34 (Call 05/15/34)	8,677	7,933,925
4.88%, 11/15/44 (Call 05/15/44)	14,090	12,378,145
5.88%, 05/01/42	12,201	12,190,534
Phillips 66 Co.
4.95%, 12/01/27 (Call 11/01/27)	3,639	3,585,083
5.30%, 06/30/33 (Call 03/30/33)	6,654	6,458,405
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	8,518	6,986,298
2.15%, 01/15/31 (Call 10/15/30)(a)	4,794	3,952,859
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	11,615	10,079,907
2.75%, 04/06/30 (Call 01/06/30)(a)	13,334	11,713,904
3.00%, 11/26/51 (Call 05/26/51)(a)	8,096	5,146,925
3.13%, 11/07/49 (Call 05/07/49)	9,828	6,522,819
3.25%, 04/06/50 (Call 10/06/49)(a)	18,493	12,507,286
3.75%, 09/12/46(a)	13,433	10,192,541
3.88%, 11/13/28 (Call 08/13/28)	11,299	10,745,380
4.00%, 05/10/46	20,455	16,177,761
4.13%, 05/11/35(a)	12,547	11,278,503
4.38%, 05/11/45	26,836	22,497,810
4.55%, 08/12/43	12,704	11,099,712
5.50%, 03/25/40	9,298	9,247,812
6.38%, 12/15/38	20,276	21,907,103
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	5,093	3,523,300
4.00%, 11/15/47 (Call 05/15/47)	4,936	3,599,389
6.50%, 06/15/38	7,038	7,214,719
6.80%, 05/15/38	9,651	10,118,115
6.85%, 06/01/39(a)	5,083	5,339,464
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	8,742	7,748,984
2.99%, 06/29/41 (Call 12/29/40)	5,071	3,615,390
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.13%, 05/29/50 (Call 11/29/49)(a)	$18,435	$12,291,293
3.39%, 06/29/60 (Call 12/29/59)	7,154	4,683,300
3.46%, 02/19/29 (Call 11/19/28)(a)	11,745	10,905,003
3.46%, 07/12/49 (Call 01/12/49)	9,094	6,457,392
TotalEnergies Capital SA
3.88%, 10/11/28	7,524	7,143,456
5.15%, 04/05/34 (Call 01/05/34)(a)	5,378	5,291,327
5.49%, 04/05/54 (Call 10/05/53)	11,639	11,312,399
5.64%, 04/05/64 (Call 10/05/63)	9,147	8,924,971
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)(a)	5,370	3,640,169
6.63%, 06/15/37	17,446	18,377,264
7.50%, 04/15/32	9,666	10,783,004
		1,062,350,787
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	6,474	6,072,272
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	11,236	10,476,891
4.08%, 12/15/47 (Call 06/15/47)(a)	10,517	8,185,524
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	2,994	2,615,936
4.75%, 08/01/43 (Call 02/01/43)	8,464	7,323,248
4.85%, 11/15/35 (Call 05/15/35)(a)	8,039	7,557,241
5.00%, 11/15/45 (Call 05/15/45)(a)	17,368	15,524,778
6.70%, 09/15/38	6,952	7,487,832
7.45%, 09/15/39(a)	6,722	7,778,167
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	8,297	7,174,488
		80,196,377
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	3,654	3,012,833
Berry Global Inc., 5.65%, 01/15/34 (Call 10/15/33)(a)(b)	6,061	5,847,110
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (Call 12/15/29)(a)(b)	2,974	2,901,674
5.44%, 04/03/34 (Call 01/03/34)(a)(b)	1,185	1,149,995
5.78%, 04/03/54 (Call 10/03/53)(b)	6,462	6,186,676
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	8,820	8,598,568
		27,696,856
Pharmaceuticals — 7.7%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	44,847	40,512,569
4.05%, 11/21/39 (Call 05/21/39)(a)	31,925	27,065,236
4.25%, 11/14/28 (Call 08/14/28)(a)	8,937	8,612,302
4.25%, 11/21/49 (Call 05/21/49)	46,339	37,848,069
4.30%, 05/14/36 (Call 11/14/35)(a)	6,891	6,202,347
4.40%, 11/06/42	21,438	18,420,769
4.45%, 05/14/46 (Call 11/14/45)	17,287	14,688,195
4.50%, 05/14/35 (Call 11/14/34)(a)	17,792	16,412,942
4.55%, 03/15/35 (Call 09/15/34)	10,969	10,189,306
4.70%, 05/14/45 (Call 11/14/44)	23,431	20,625,262
4.75%, 03/15/45 (Call 09/15/44)	7,416	6,608,531
4.80%, 03/15/29 (Call 02/15/29)(a)	20,376	19,989,090
4.85%, 06/15/44 (Call 12/15/43)	10,437	9,449,447
4.88%, 11/14/48 (Call 05/14/48)(a)	13,446	12,127,804
4.95%, 03/15/31 (Call 01/15/31)(a)	13,086	12,829,822
5.05%, 03/15/34 (Call 12/15/33)(a)	12,843	12,526,626
Security	Par (000)	Value
Pharmaceuticals (continued)
5.35%, 03/15/44 (Call 09/15/43)	$8,179	$7,915,814
5.40%, 03/15/54 (Call 09/15/53)	25,171	24,371,889
5.50%, 03/15/64 (Call 09/15/63)(a)	13,360	12,860,086
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	12,918	11,301,438
2.25%, 05/28/31 (Call 02/28/31)	7,497	6,188,275
4.85%, 02/26/29 (Call 01/26/29)	12,004	11,810,674
4.88%, 03/03/28 (Call 02/03/28)	11,955	11,816,769
4.90%, 02/26/31 (Call 12/26/30)	7,258	7,113,368
5.00%, 02/26/34 (Call 11/26/33)	14,843	14,441,941
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	10,784	8,593,378
3.00%, 05/28/51 (Call 11/28/50)(a)	5,540	3,624,429
3.13%, 06/12/27 (Call 03/12/27)(a)	3,707	3,495,351
4.00%, 01/17/29 (Call 10/17/28)(a)	10,498	9,978,240
4.00%, 09/18/42(a)	8,844	7,239,269
4.38%, 11/16/45	7,218	6,062,358
4.38%, 08/17/48 (Call 02/17/48)	5,682	4,791,814
6.45%, 09/15/37	24,195	26,234,549
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	10,719	8,573,229
2.82%, 05/20/30 (Call 02/20/30)(a)	7,272	6,264,333
3.70%, 06/06/27 (Call 03/06/27)	8,350	7,929,029
4.67%, 06/06/47 (Call 12/06/46)	13,065	10,991,040
4.69%, 02/13/28 (Call 01/13/28)	9,803	9,531,088
4.69%, 12/15/44 (Call 06/15/44)	7,640	6,560,974
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	6,192	5,383,852
1.45%, 11/13/30 (Call 08/13/30)(a)	7,186	5,673,097
2.35%, 11/13/40 (Call 05/13/40)	7,481	4,829,471
2.55%, 11/13/50 (Call 05/13/50)(a)	12,701	7,292,703
2.95%, 03/15/32 (Call 12/15/31)	13,478	11,395,030
3.40%, 07/26/29 (Call 04/26/29)	19,196	17,600,459
3.55%, 03/15/42 (Call 09/15/41)	11,252	8,552,219
3.70%, 03/15/52 (Call 09/15/51)	15,043	10,790,457
3.90%, 02/20/28 (Call 11/20/27)	8,007	7,646,072
3.90%, 03/15/62 (Call 09/15/61)	7,531	5,281,560
4.13%, 06/15/39 (Call 12/15/38)	16,912	14,285,379
4.25%, 10/26/49 (Call 04/26/49)	31,290	25,042,698
4.35%, 11/15/47 (Call 05/15/47)	11,070	9,009,525
4.55%, 02/20/48 (Call 08/20/47)(a)	11,007	9,254,501
4.90%, 02/22/29 (Call 01/22/29)(a)	13,788	13,569,583
5.10%, 02/22/31 (Call 12/22/30)	11,135	10,953,798
5.20%, 02/22/34 (Call 11/22/33)(a)	20,081	19,667,333
5.55%, 02/22/54 (Call 08/22/53)	22,521	21,729,130
5.65%, 02/22/64 (Call 08/22/63)	16,935	16,190,421
5.75%, 02/01/31 (Call 12/01/30)	6,762	6,913,916
5.90%, 11/15/33 (Call 08/15/33)(a)	6,474	6,677,979
6.25%, 11/15/53 (Call 05/15/53)(a)	10,855	11,498,432
6.40%, 11/15/63 (Call 05/15/63)	10,547	11,215,412
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	4,031	3,789,433
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	10,142	8,496,048
3.45%, 12/15/27 (Call 09/15/27)	3,041	2,849,800
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	10,653	8,703,358
2.40%, 03/15/30 (Call 12/15/29)(a)	14,571	12,273,653
3.20%, 03/15/40 (Call 09/15/39)	7,063	5,097,636
3.40%, 03/15/50 (Call 09/15/49)	9,795	6,533,685
3.40%, 03/15/51 (Call 09/15/50)	11,433	7,584,454
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.88%, 10/15/47 (Call 04/15/47)	$8,288	$6,067,169
4.38%, 10/15/28 (Call 07/15/28)	32,708	31,255,925
4.80%, 08/15/38 (Call 02/15/38)	11,969	10,697,258
4.80%, 07/15/46 (Call 01/16/46)	11,801	10,102,926
4.90%, 12/15/48 (Call 06/15/48)	24,813	21,279,363
5.00%, 05/15/29 (Call 04/15/29)	8,253	8,078,670
5.13%, 05/15/31 (Call 03/15/31)(a)	9,269	9,017,803
5.25%, 02/15/34 (Call 11/15/33)	13,632	13,145,002
5.40%, 03/15/33 (Call 12/15/32)	4,383	4,296,019
5.60%, 02/15/54 (Call 08/15/53)(a)	12,263	11,553,257
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	11,707	10,236,677
1.75%, 08/21/30 (Call 05/21/30)	8,543	6,828,915
1.88%, 02/28/31 (Call 11/28/30)(a)	10,400	8,241,841
2.13%, 09/15/31 (Call 06/15/31)	8,063	6,404,142
2.70%, 08/21/40 (Call 02/21/40)	12,947	8,446,302
3.25%, 08/15/29 (Call 05/15/29)	14,391	12,909,775
3.75%, 04/01/30 (Call 01/01/30)	12,344	11,208,942
4.13%, 04/01/40 (Call 10/01/39)	9,916	7,919,404
4.25%, 04/01/50 (Call 10/01/49)	7,976	6,042,933
4.30%, 03/25/28 (Call 12/25/27)	40,165	38,508,708
4.78%, 03/25/38 (Call 09/25/37)	34,926	30,742,120
5.00%, 01/30/29 (Call 12/30/28)(a)	6,190	6,079,807
5.05%, 03/25/48 (Call 09/25/47)	63,442	54,286,786
5.13%, 02/21/30 (Call 12/21/29)(a)	12,182	11,916,116
5.13%, 07/20/45 (Call 01/20/45)	28,022	24,352,329
5.25%, 01/30/31 (Call 11/30/30)(a)	5,053	4,947,219
5.25%, 02/21/33 (Call 11/21/32)	11,656	11,247,608
5.30%, 06/01/33 (Call 03/01/33)(a)	7,478	7,225,125
5.30%, 12/05/43 (Call 06/05/43)	7,338	6,602,877
5.63%, 02/21/53 (Call 08/21/52)(a)	10,872	10,014,698
5.88%, 06/01/53 (Call 12/01/52)(a)	9,402	8,958,103
6.00%, 06/01/63 (Call 12/01/62)	5,422	5,177,427
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	9,867	5,536,924
2.50%, 09/15/60 (Call 03/15/60)	3,794	2,052,934
3.38%, 03/15/29 (Call 12/15/28)	6,087	5,657,076
3.95%, 03/15/49 (Call 09/15/48)	5,690	4,489,329
4.50%, 02/09/29 (Call 01/09/29)	9,554	9,330,327
4.70%, 02/27/33 (Call 11/27/32)(a)	10,880	10,468,460
4.70%, 02/09/34 (Call 11/09/33)	14,954	14,320,819
4.88%, 02/27/53 (Call 08/27/52)(a)	10,363	9,465,793
4.95%, 02/27/63 (Call 08/27/62)	9,291	8,395,551
5.00%, 02/09/54 (Call 08/09/53)	12,113	11,270,534
5.10%, 02/09/64 (Call 08/09/63)	12,750	11,818,211
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	12,141	11,616,407
6.38%, 05/15/38	19,126	20,663,872
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	8,205	7,579,490
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	8,738	7,674,922
1.30%, 09/01/30 (Call 06/01/30)(a)	16,465	13,254,190
2.10%, 09/01/40 (Call 03/01/40)	6,206	4,037,820
2.25%, 09/01/50 (Call 03/01/50)(a)	6,404	3,679,390
2.45%, 09/01/60 (Call 03/01/60)(a)	10,162	5,540,418
2.90%, 01/15/28 (Call 10/15/27)(a)	5,189	4,842,363
3.40%, 01/15/38 (Call 07/15/37)	10,660	8,707,515
3.50%, 01/15/48 (Call 07/15/47)	4,523	3,385,504
3.55%, 03/01/36 (Call 09/01/35)	10,732	9,136,973
3.63%, 03/03/37 (Call 09/03/36)	15,988	13,503,610
Security	Par (000)	Value
Pharmaceuticals (continued)
3.70%, 03/01/46 (Call 09/01/45)	$13,123	$10,248,400
3.75%, 03/03/47 (Call 09/03/46)	6,143	4,796,549
4.38%, 12/05/33 (Call 06/05/33)(a)	11,342	10,900,051
5.95%, 08/15/37(a)	10,211	10,828,702
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)(a)	11,536	9,289,860
1.70%, 06/10/27 (Call 05/10/27)(a)	7,535	6,792,785
1.90%, 12/10/28 (Call 10/10/28)(a)	11,004	9,588,777
2.15%, 12/10/31 (Call 09/10/31)	18,106	14,686,584
2.35%, 06/24/40 (Call 12/24/39)(a)	9,842	6,555,049
2.45%, 06/24/50 (Call 12/24/49)	11,457	6,625,959
2.75%, 12/10/51 (Call 06/10/51)(a)	14,312	8,717,536
2.90%, 12/10/61 (Call 06/10/61)	12,706	7,391,978
3.40%, 03/07/29 (Call 12/07/28)(a)	17,434	16,157,233
3.70%, 02/10/45 (Call 08/10/44)	17,446	13,378,659
3.90%, 03/07/39 (Call 09/07/38)	3,972	3,339,373
4.00%, 03/07/49 (Call 09/07/48)	13,963	11,007,664
4.15%, 05/18/43(a)	11,210	9,326,096
4.30%, 05/17/30 (Call 03/17/30)	5,026	4,805,854
4.50%, 05/17/33 (Call 02/17/33)(a)	13,926	13,168,818
4.90%, 05/17/44 (Call 11/17/43)	6,488	5,953,267
5.00%, 05/17/53 (Call 11/17/52)(a)	12,638	11,600,627
5.15%, 05/17/63 (Call 11/17/62)	7,748	7,144,624
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	6,765	6,428,195
5.20%, 04/15/48 (Call 10/15/47)	5,818	4,575,330
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	12,079	10,220,672
2.75%, 08/14/50 (Call 02/14/50)(a)	8,827	5,547,367
3.10%, 05/17/27 (Call 02/17/27)	1,923	1,817,896
4.00%, 11/20/45 (Call 05/20/45)	8,731	7,125,188
4.40%, 05/06/44	14,274	12,401,981
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	7,358	6,031,714
1.75%, 08/18/31 (Call 05/18/31)	8,709	6,871,620
2.55%, 05/28/40 (Call 11/28/39)	8,544	5,790,364
2.63%, 04/01/30 (Call 01/01/30)(a)	10,859	9,425,777
2.70%, 05/28/50 (Call 11/28/49)(a)	12,470	7,762,686
3.45%, 03/15/29 (Call 12/15/28)(a)	12,654	11,754,165
3.60%, 09/15/28 (Call 06/15/28)(a)	2,145	2,026,365
3.90%, 03/15/39 (Call 09/15/38)	3,679	3,036,983
4.00%, 12/15/36(a)	4,171	3,622,318
4.00%, 03/15/49 (Call 09/15/48)(a)	11,654	9,177,743
4.13%, 12/15/46	10,731	8,628,731
4.20%, 09/15/48 (Call 03/15/48)	9,531	7,716,322
4.30%, 06/15/43(a)	7,591	6,388,462
4.40%, 05/15/44(a)	8,591	7,398,345
7.20%, 03/15/39(a)	19,444	22,372,636
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28 (Call 04/19/28)(a)	29,093	28,190,233
4.65%, 05/19/30 (Call 03/19/30)	24,571	23,736,483
4.75%, 05/19/33 (Call 02/19/33)(a)	39,185	37,336,977
5.11%, 05/19/43 (Call 11/19/42)	25,560	23,757,309
5.30%, 05/19/53 (Call 11/19/52)	48,051	44,819,935
5.34%, 05/19/63 (Call 11/19/62)(a)	33,549	30,732,538
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	25,334	20,937,710
3.03%, 07/09/40 (Call 01/09/40)(a)	12,590	8,985,360
3.18%, 07/09/50 (Call 01/09/50)(a)	14,366	9,307,447
3.38%, 07/09/60 (Call 01/09/60)(a)	7,256	4,548,512
5.00%, 11/26/28 (Call 08/26/28)	16,121	15,816,289
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	$8,134	$6,484,863
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	7,362	6,627,168
2.70%, 06/22/30 (Call 03/22/30)(a)	14,533	12,017,144
3.85%, 06/22/40 (Call 12/22/39)(a)	12,085	8,522,335
4.00%, 06/22/50 (Call 12/22/49)	15,971	10,411,484
Wyeth LLC
5.95%, 04/01/37	15,745	16,224,856
6.50%, 02/01/34(a)	3,832	4,120,156
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	6,450	5,313,535
3.00%, 09/12/27 (Call 06/12/27)(a)	4,764	4,418,434
4.70%, 02/01/43 (Call 08/01/42)(a)	9,558	8,319,458
5.60%, 11/16/32 (Call 08/16/32)(a)	6,901	6,930,299
		2,153,782,254
Pipelines — 3.8%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	1,055	823,077
3.70%, 11/15/29 (Call 05/18/29)	10,810	9,814,424
5.13%, 06/30/27 (Call 01/01/27)(a)	10,332	10,187,864
Cheniere Energy Inc.
4.63%, 10/15/28 (Call 05/13/24)	15,906	15,207,711
5.65%, 04/15/34 (Call 10/15/33)(a)(b)	3,703	3,618,176
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	6,092	5,072,419
4.00%, 03/01/31 (Call 03/01/26)	11,647	10,364,983
4.50%, 10/01/29 (Call 10/01/24)(a)	10,257	9,570,807
5.95%, 06/30/33 (Call 12/30/32)	12,503	12,452,610
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	4,744	3,670,082
3.13%, 11/15/29 (Call 08/15/29)(a)	4,453	3,953,536
3.40%, 08/01/51 (Call 02/01/51)(a)	3,720	2,432,441
5.30%, 04/05/29 (Call 03/05/29)	2,017	1,994,494
5.50%, 12/01/46 (Call 06/01/46)(a)	1,715	1,583,581
5.63%, 04/05/34 (Call 01/05/34)	3,094	3,024,116
5.70%, 03/08/33 (Call 12/08/32)	18,173	17,945,983
5.95%, 04/05/54 (Call 10/05/53)(a)	4,466	4,323,882
6.00%, 11/15/28 (Call 10/15/28)	4,905	4,989,286
6.20%, 11/15/30 (Call 09/15/30)(a)	3,065	3,153,792
6.70%, 11/15/53 (Call 05/15/53)(a)	10,134	10,841,913
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	9,712	8,754,544
4.00%, 10/01/27 (Call 07/01/27)(a)	7,778	7,389,632
4.95%, 05/15/28 (Call 02/15/28)	8,069	7,871,715
4.95%, 06/15/28 (Call 03/15/28)	8,858	8,626,363
5.00%, 05/15/50 (Call 11/15/49)(a)	16,140	13,361,670
5.15%, 03/15/45 (Call 09/15/44)	8,025	6,899,521
5.25%, 04/15/29 (Call 01/15/29)	11,666	11,487,245
5.30%, 04/15/47 (Call 10/15/46)	8,544	7,375,949
5.35%, 05/15/45 (Call 11/15/44)	7,857	6,897,316
5.40%, 10/01/47 (Call 04/01/47)	13,593	11,902,546
5.50%, 06/01/27 (Call 03/01/27)	3,037	3,021,292
5.55%, 02/15/28 (Call 01/15/28)	9,401	9,382,686
5.55%, 05/15/34 (Call 02/15/34)	10,015	9,731,443
5.75%, 02/15/33 (Call 11/15/32)	11,190	11,077,242
5.95%, 05/15/54 (Call 11/15/53)	13,213	12,448,716
6.00%, 06/15/48 (Call 12/15/47)	9,221	8,725,314
6.13%, 12/15/45 (Call 06/15/45)	7,601	7,296,721
6.25%, 04/15/49 (Call 10/15/48)(a)	15,538	15,139,948
6.40%, 12/01/30 (Call 10/01/30)	6,962	7,174,108
Security	Par (000)	Value
Pipelines (continued)
6.50%, 02/01/42 (Call 08/01/41)(a)	$7,894	$7,993,389
6.55%, 12/01/33 (Call 09/01/33)	11,243	11,701,024
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	7,673	6,717,402
3.13%, 07/31/29 (Call 04/30/29)	9,437	8,518,435
3.20%, 02/15/52 (Call 08/15/51)(a)	9,157	5,944,499
3.30%, 02/15/53 (Call 08/15/52)(a)	10,578	6,965,227
3.70%, 01/31/51 (Call 07/31/50)	10,333	7,404,610
3.95%, 01/31/60 (Call 07/31/59)	6,448	4,610,664
4.15%, 10/16/28 (Call 07/16/28)	7,262	6,936,242
4.20%, 01/31/50 (Call 07/31/49)	12,621	9,969,438
4.25%, 02/15/48 (Call 08/15/47)	11,639	9,304,609
4.45%, 02/15/43 (Call 08/15/42)	9,032	7,599,677
4.80%, 02/01/49 (Call 08/01/48)	10,127	8,742,220
4.85%, 01/31/34 (Call 10/31/33)(a)	6,420	6,124,640
4.85%, 08/15/42 (Call 02/15/42)	6,216	5,531,795
4.85%, 03/15/44 (Call 09/15/43)	13,652	12,042,732
4.90%, 05/15/46 (Call 11/15/45)	5,808	5,132,646
5.10%, 02/15/45 (Call 08/15/44)	9,055	8,219,667
5.35%, 01/31/33 (Call 10/31/32)	7,477	7,409,270
5.95%, 02/01/41	8,134	8,160,169
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	7,965	7,190,563
6.95%, 01/15/38	9,456	10,054,093
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	4,625	3,700,777
3.60%, 02/15/51 (Call 08/15/50)(a)	9,407	6,257,946
4.30%, 03/01/28 (Call 12/01/27)(a)	7,731	7,428,155
4.80%, 02/01/33 (Call 11/01/32)	6,156	5,705,383
5.00%, 02/01/29 (Call 01/01/29)	11,122	10,837,903
5.05%, 02/15/46 (Call 08/15/45)	6,993	5,964,358
5.20%, 06/01/33 (Call 03/01/33)	12,591	11,996,604
5.20%, 03/01/48 (Call 09/01/47)	6,088	5,244,700
5.30%, 12/01/34 (Call 06/01/34)	5,498	5,244,316
5.40%, 02/01/34 (Call 11/01/33)	7,375	7,106,967
5.45%, 08/01/52 (Call 02/01/52)(a)	7,154	6,445,681
5.55%, 06/01/45 (Call 12/01/44)	13,782	12,622,143
7.75%, 01/15/32	8,268	9,156,176
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	10,463	8,822,713
4.00%, 03/15/28 (Call 12/15/27)(a)	11,282	10,685,164
4.50%, 04/15/38 (Call 10/15/37)	12,806	10,939,218
4.70%, 04/15/48 (Call 10/15/47)	13,958	11,382,650
4.80%, 02/15/29 (Call 11/15/28)	4,059	3,925,893
4.95%, 09/01/32 (Call 06/01/32)	7,099	6,700,677
4.95%, 03/14/52 (Call 09/14/51)	12,982	10,836,622
5.00%, 03/01/33 (Call 12/01/32)	7,850	7,382,521
5.20%, 03/01/47 (Call 09/01/46)	9,930	8,683,065
5.50%, 02/15/49 (Call 08/15/48)	13,495	12,245,530
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	5,255	4,576,300
3.40%, 09/01/29 (Call 06/01/29)	4,774	4,298,717
3.95%, 03/01/50 (Call 09/01/49)	12,097	8,536,890
4.55%, 07/15/28 (Call 04/15/28)	5,994	5,765,898
5.20%, 07/15/48 (Call 01/15/48)	3,906	3,390,456
5.65%, 11/01/28 (Call 10/01/28)	5,675	5,691,206
6.05%, 09/01/33 (Call 06/01/33)	9,920	10,020,779
6.10%, 11/15/32 (Call 08/15/32)(a)	4,509	4,578,349
6.63%, 09/01/53 (Call 03/01/53)	12,232	12,760,842
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	$6,778	$6,098,232
3.80%, 09/15/30 (Call 06/15/30)	5,998	5,376,367
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	12,812	12,208,219
4.50%, 05/15/30 (Call 11/15/29)	16,510	15,490,899
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	8,062	7,118,212
4.95%, 04/15/52 (Call 10/15/51)	5,107	4,245,501
5.20%, 07/01/27 (Call 06/01/27)(a)	7,665	7,578,539
6.13%, 03/15/33 (Call 12/15/32)(a)	6,441	6,520,703
6.15%, 03/01/29 (Call 02/01/29)	12,208	12,420,908
6.50%, 03/30/34 (Call 12/30/33)(a)	8,178	8,521,031
6.50%, 02/15/53 (Call 08/15/52)(a)	6,392	6,535,848
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	8,738	7,647,090
4.88%, 02/01/31 (Call 02/01/26)	10,789	10,086,556
5.50%, 03/01/30 (Call 03/01/25)	10,353	10,054,823
6.50%, 07/15/27 (Call 05/31/24)	11,124	11,198,809
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	2,429	1,966,180
4.10%, 04/15/30 (Call 01/15/30)(a)	8,880	8,174,269
4.25%, 05/15/28 (Call 02/15/28)(a)	14,001	13,312,782
4.63%, 03/01/34 (Call 12/01/33)	13,696	12,415,195
4.88%, 05/15/48 (Call 11/15/47)(a)	8,597	7,202,673
5.10%, 03/15/49 (Call 09/15/48)(a)	8,446	7,373,524
6.10%, 06/01/40(a)	6,306	6,202,589
6.20%, 10/15/37	9,190	9,223,061
7.63%, 01/15/39(a)	9,545	10,777,531
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)(a)	15,464	14,193,878
5.25%, 02/01/50 (Call 08/01/49)	5,436	4,614,431
6.15%, 04/01/33 (Call 01/01/33)	10,970	10,937,698
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	13,073	10,832,540
3.50%, 11/15/30 (Call 08/15/30)(a)	8,577	7,614,452
3.75%, 06/15/27 (Call 03/15/27)	11,866	11,277,221
4.65%, 08/15/32 (Call 05/15/32)(a)	7,471	6,959,374
4.85%, 03/01/48 (Call 09/01/47)	5,152	4,343,631
4.90%, 03/15/29 (Call 02/15/29)	12,364	12,025,908
5.10%, 09/15/45 (Call 03/15/45)	9,042	7,933,299
5.15%, 03/15/34 (Call 12/15/33)(a)	7,362	7,030,187
5.30%, 08/15/28 (Call 07/15/28)	11,229	11,132,467
5.30%, 08/15/52 (Call 02/15/52)	6,946	6,256,064
5.65%, 03/15/33 (Call 12/15/32)	5,642	5,603,586
6.30%, 04/15/40	10,312	10,438,153
		1,069,739,188
Private Equity — 0.0%
Brookfield Finance Inc., 5.97%, 03/04/54 (Call 09/04/53)(a)	7,586	7,422,251
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)(a)	5,003	4,970,521
Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	7,815	5,729,287
2.00%, 05/18/32 (Call 02/18/32)	13,637	10,384,625
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.95%, 03/15/34 (Call 12/15/33)	$9,342	$7,368,803
3.00%, 05/18/51 (Call 11/18/50)(a)	7,634	4,496,378
3.38%, 08/15/31 (Call 05/15/31)	3,807	3,290,901
3.55%, 03/15/52 (Call 09/15/51)(a)	6,965	4,566,771
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	9,122	7,225,657
2.10%, 06/15/30 (Call 03/15/30)	8,835	7,183,196
2.90%, 01/15/30 (Call 10/15/29)	9,114	7,863,489
2.95%, 01/15/51 (Call 07/15/50)(a)	8,929	5,390,509
3.10%, 06/15/50 (Call 12/15/49)(a)	5,724	3,561,394
3.55%, 07/15/27 (Call 04/15/27)	10,044	9,441,039
3.80%, 08/15/29 (Call 05/15/29)	17,163	15,678,778
5.55%, 07/15/33 (Call 04/15/33)	11,755	11,510,831
5.65%, 03/15/33 (Call 12/15/32)	7,297	7,195,042
5.80%, 11/15/28 (Call 10/15/28)	8,662	8,706,963
5.90%, 11/15/33 (Call 08/15/33)(a)	10,059	10,092,727
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	10,993	7,956,835
2.55%, 04/01/32 (Call 01/01/32)(a)	7,351	5,621,682
3.25%, 01/30/31 (Call 10/30/30)(a)	11,699	9,724,209
3.40%, 06/21/29 (Call 03/21/29)	10,050	8,792,761
4.50%, 12/01/28 (Call 09/01/28)	11,197	10,425,674
6.50%, 01/15/34 (Call 10/15/33)(a)	8,837	8,826,054
6.75%, 12/01/27 (Call 11/01/27)(a)	11,415	11,655,560
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	8,101	7,330,225
4.13%, 05/15/29 (Call 02/15/29)	7,007	6,453,045
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	12,128	9,573,023
2.25%, 01/15/31 (Call 10/15/30)(a)	13,709	11,024,181
2.50%, 07/15/31 (Call 04/15/31)	9,047	7,284,778
2.90%, 04/01/41 (Call 10/01/40)(a)	7,726	5,179,024
3.25%, 01/15/51 (Call 07/15/50)(a)	7,596	4,855,090
3.30%, 07/01/30 (Call 04/01/30)	8,624	7,486,979
3.65%, 09/01/27 (Call 06/01/27)	10,970	10,285,328
3.80%, 02/15/28 (Call 11/15/27)	11,217	10,472,225
5.00%, 01/11/28 (Call 12/11/27)	11,590	11,310,872
5.10%, 05/01/33 (Call 02/01/33)(a)	7,623	7,188,867
5.60%, 06/01/29 (Call 05/01/29)	9,726	9,648,458
5.80%, 03/01/34 (Call 12/01/33)(a)	8,816	8,724,115
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	6,706	6,076,879
3.70%, 08/15/27 (Call 05/15/27)(a)	3,711	3,505,708
5.55%, 01/15/28 (Call 12/15/27)	11,088	11,039,435
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	7,705	6,280,959
2.50%, 05/15/31 (Call 02/15/31)	13,598	11,087,037
3.20%, 11/18/29 (Call 08/18/29)	9,019	7,954,772
3.90%, 04/15/32 (Call 01/15/32)(a)	10,255	9,063,340
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	5,546	4,517,292
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	3,172	2,588,102
5.30%, 01/15/29 (Call 10/15/28)	1,892	1,833,959
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	4,709	3,638,829
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)(a)	7,724	6,691,813
5.25%, 12/15/32 (Call 09/15/32)(a)	3,471	3,338,381
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	12,169	9,477,549
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.25%, 04/15/30 (Call 01/15/30)	$11,657	$9,801,601
4.75%, 06/15/33 (Call 03/15/33)	5,101	4,806,611
4.88%, 06/15/28 (Call 05/15/28)	7,507	7,388,390
5.00%, 03/15/34 (Call 12/15/33)	5,205	4,968,950
5.13%, 01/15/34 (Call 10/15/33)(a)	5,270	5,078,376
5.25%, 06/15/53 (Call 12/15/52)	7,804	7,171,805
Public Storage Operating Co., 5.35%, 08/01/53 (Call 02/01/53)	5,203	4,868,980
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	11,156	9,700,418
5.13%, 02/15/34 (Call 11/15/33)(a)	6,004	5,701,699
5.63%, 10/13/32 (Call 07/13/32)(a)	4,026	3,961,787
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	7,190	6,306,593
2.45%, 09/13/29 (Call 06/13/29)	9,521	8,186,526
2.65%, 07/15/30 (Call 04/15/30)	8,490	7,240,334
3.25%, 09/13/49 (Call 03/13/49)(a)	8,478	5,556,365
3.38%, 06/15/27 (Call 03/15/27)(a)	7,349	6,933,324
3.38%, 12/01/27 (Call 09/01/27)(a)	6,247	5,839,259
3.80%, 07/15/50 (Call 01/15/50)(a)	7,507	5,375,447
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	7,473	7,049,392
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	12,439	11,949,661
4.95%, 02/15/30 (Call 12/15/29)(a)	12,353	11,716,366
5.13%, 05/15/32 (Call 02/15/32)(a)	11,145	10,352,029
5.63%, 05/15/52 (Call 11/15/51)	4,209	3,666,969
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)(a)	1,528	1,276,041
3.10%, 01/15/30 (Call 10/15/29)	8,825	7,752,286
4.25%, 04/15/28 (Call 01/15/28)	6,654	6,336,097
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	9,186	8,485,999
4.00%, 04/15/30 (Call 01/15/30)	9,628	8,873,101
		582,943,836
Retail — 2.7%
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)(a)	5,800	5,357,327
4.75%, 08/01/32 (Call 05/01/32)(a)	2,838	2,674,491
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	3,577	3,199,844
1.60%, 04/20/30 (Call 01/20/30)	14,477	11,882,429
1.75%, 04/20/32 (Call 01/20/32)	6,201	4,851,220
3.00%, 05/18/27 (Call 02/18/27)(a)	838	791,376
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	10,069	9,018,475
5.45%, 07/05/33 (Call 04/05/33)(a)	5,847	5,713,763
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)(a)	3,846	3,112,995
4.20%, 05/15/28 (Call 02/15/28)	6,668	6,349,791
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	12,307	9,594,830
1.50%, 09/15/28 (Call 07/15/28)(a)	8,052	6,928,491
1.88%, 09/15/31 (Call 06/15/31)(a)	7,337	5,826,258
2.38%, 03/15/51 (Call 09/15/50)(a)	12,751	7,116,521
2.70%, 04/15/30 (Call 01/15/30)(a)	13,302	11,589,672
2.75%, 09/15/51 (Call 03/15/51)(a)	10,783	6,531,275
2.80%, 09/14/27 (Call 06/14/27)(a)	4,571	4,242,431
2.95%, 06/15/29 (Call 03/15/29)(a)	14,096	12,712,549
3.13%, 12/15/49 (Call 06/15/49)(a)	10,500	6,958,549
3.25%, 04/15/32 (Call 01/15/32)	9,353	8,130,611
Security	Par (000)	Value
Retail (continued)
3.30%, 04/15/40 (Call 10/15/39)	$12,939	$9,821,772
3.35%, 04/15/50 (Call 10/15/49)(a)	14,447	9,993,208
3.50%, 09/15/56 (Call 03/15/56)(a)	1,467	1,014,031
3.63%, 04/15/52 (Call 10/15/51)(a)	13,063	9,421,153
3.90%, 12/06/28 (Call 09/06/28)(a)	7,693	7,322,564
3.90%, 06/15/47 (Call 12/15/46)	9,769	7,550,960
4.20%, 04/01/43 (Call 10/01/42)	9,367	7,789,643
4.25%, 04/01/46 (Call 10/01/45)	13,082	10,755,158
4.40%, 03/15/45 (Call 09/15/44)	8,802	7,444,615
4.50%, 09/15/32 (Call 06/15/32)(a)	9,550	9,128,894
4.50%, 12/06/48 (Call 06/06/48)(a)	13,673	11,562,339
4.88%, 02/15/44 (Call 08/15/43)	8,630	7,814,971
4.90%, 04/15/29 (Call 03/15/29)	6,360	6,289,895
4.95%, 09/15/52 (Call 03/15/52)(a)	10,063	9,063,361
5.88%, 12/16/36(a)	22,013	22,820,791
5.95%, 04/01/41 (Call 10/01/40)	9,002	9,303,690
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	12,836	11,027,689
1.70%, 09/15/28 (Call 07/15/28)	12,372	10,621,340
1.70%, 10/15/30 (Call 07/15/30)(a)	14,433	11,524,195
2.63%, 04/01/31 (Call 01/01/31)(a)	15,577	13,042,068
2.80%, 09/15/41 (Call 03/15/41)	11,617	7,813,156
3.00%, 10/15/50 (Call 04/15/50)(a)	13,937	8,574,579
3.10%, 05/03/27 (Call 02/03/27)(a)	2,084	1,955,705
3.65%, 04/05/29 (Call 01/05/29)(a)	15,816	14,662,065
3.70%, 04/15/46 (Call 10/15/45)	13,049	9,438,930
3.75%, 04/01/32 (Call 01/01/32)(a)	9,814	8,744,493
4.05%, 05/03/47 (Call 11/03/46)	13,643	10,377,324
4.25%, 04/01/52 (Call 10/01/51)(a)	12,082	9,343,559
4.45%, 04/01/62 (Call 10/01/61)	8,703	6,653,832
4.50%, 04/15/30 (Call 01/15/30)	14,356	13,727,222
5.00%, 04/15/33 (Call 01/15/33)(a)	9,425	9,095,100
5.15%, 07/01/33 (Call 04/01/33)(a)	8,176	7,980,758
5.63%, 04/15/53 (Call 10/15/52)	13,524	12,907,013
5.80%, 09/15/62 (Call 03/15/62)	5,154	4,930,534
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	6,988	5,871,561
2.63%, 09/01/29 (Call 06/01/29)(a)	6,659	5,861,341
3.50%, 07/01/27 (Call 05/01/27)	2,087	1,975,645
3.60%, 07/01/30 (Call 04/01/30)(a)	8,765	7,975,088
3.63%, 09/01/49 (Call 03/01/49)	15,030	10,739,308
3.80%, 04/01/28 (Call 01/01/28)(a)	2,471	2,345,609
4.20%, 04/01/50 (Call 10/01/49)	7,483	5,893,887
4.45%, 03/01/47 (Call 09/01/46)	9,269	7,642,977
4.45%, 09/01/48 (Call 03/01/48)	6,750	5,580,737
4.60%, 09/09/32 (Call 06/09/32)	3,548	3,380,275
4.70%, 12/09/35 (Call 06/09/35)(a)	6,148	5,730,580
4.88%, 12/09/45 (Call 06/09/45)	13,669	12,061,963
5.15%, 09/09/52 (Call 03/09/52)	6,746	6,152,295
5.45%, 08/14/53 (Call 02/14/53)(a)	7,246	6,897,238
6.30%, 10/15/37	6,755	7,109,082
6.30%, 03/01/38	4,542	4,783,812
O'Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)(a)	1,818	1,717,689
4.70%, 06/15/32 (Call 03/15/32)(a)	5,141	4,859,879
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	9,645	8,147,374
2.55%, 11/15/30 (Call 08/15/30)(a)	12,502	10,559,444
3.00%, 02/14/32 (Call 11/14/31)(a)	4,611	3,914,763
3.50%, 11/15/50 (Call 05/15/50)(a)	8,367	5,815,524
3.55%, 08/15/29 (Call 05/15/29)(a)	13,810	12,775,051
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.00%, 11/15/28 (Call 08/15/28)(a)	$7,025	$6,683,371
4.45%, 08/15/49 (Call 02/15/49)	7,305	5,956,577
4.50%, 11/15/48 (Call 05/15/48)	7,671	6,338,642
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	6,482	5,578,661
2.95%, 01/15/52 (Call 07/15/51)(a)	8,373	5,308,017
3.38%, 04/15/29 (Call 01/15/29)(a)	11,444	10,583,183
4.00%, 07/01/42	6,927	5,710,067
4.50%, 09/15/32 (Call 06/15/32)(a)	7,940	7,520,490
4.80%, 01/15/53 (Call 07/15/52)(a)	7,914	7,045,920
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	8,657	5,870,926
2.65%, 09/22/51 (Call 03/22/51)(a)	12,843	7,874,951
3.70%, 06/26/28 (Call 03/26/28)(a)	8,847	8,458,899
3.90%, 04/15/28 (Call 03/15/28)(a)	6,376	6,145,859
4.05%, 06/29/48 (Call 12/29/47)	13,234	10,782,210
4.10%, 04/15/33 (Call 01/15/33)(a)	13,359	12,481,363
4.15%, 09/09/32 (Call 06/09/32)(a)	5,910	5,581,369
4.50%, 09/09/52 (Call 03/09/52)	8,513	7,409,079
4.50%, 04/15/53 (Call 10/15/52)	11,762	10,211,441
5.25%, 09/01/35	8,234	8,321,117
6.20%, 04/15/38(a)	6,030	6,555,758
6.50%, 08/15/37	8,392	9,335,291
		759,643,818
Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	9,530	8,222,307
2.10%, 10/01/31 (Call 07/01/31)(a)	13,014	10,515,234
2.80%, 10/01/41 (Call 04/01/41)(a)	3,670	2,526,249
2.95%, 10/01/51 (Call 04/01/51)(a)	5,740	3,644,056
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	8,344	6,871,551
2.75%, 06/01/50 (Call 12/01/49)(a)	4,588	2,925,165
4.35%, 04/01/47 (Call 10/01/46)	2,507	2,136,696
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	6,462	6,032,244
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	6,855	6,024,486
2.45%, 02/15/31 (Call 11/15/30)(b)	23,762	19,517,216
2.60%, 02/15/33 (Call 11/15/32)(a)(b)	19,022	14,977,322
3.14%, 11/15/35 (Call 08/15/35)(b)	26,686	20,741,701
3.19%, 11/15/36 (Call 08/15/36)(b)	18,782	14,393,035
3.42%, 04/15/33 (Call 01/15/33)(b)	18,274	15,333,096
3.47%, 04/15/34 (Call 01/15/34)(b)	25,157	20,801,820
3.50%, 02/15/41 (Call 08/15/40)(b)	20,043	14,874,151
3.75%, 02/15/51 (Call 08/15/50)(b)	14,872	10,635,791
4.00%, 04/15/29 (Call 02/15/29)(b)	8,620	8,059,445
4.11%, 09/15/28 (Call 06/15/28)(a)	4,999	4,742,533
4.15%, 11/15/30 (Call 08/15/30)	19,223	17,730,076
4.15%, 04/15/32 (Call 01/15/32)(b)	14,913	13,433,353
4.30%, 11/15/32 (Call 08/15/32)(a)	20,108	18,305,547
4.75%, 04/15/29 (Call 01/15/29)	14,331	13,867,034
4.93%, 05/15/37 (Call 02/15/37)(b)	20,872	19,061,895
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	6,900	5,929,097
2.00%, 08/12/31 (Call 05/12/31)	9,549	7,592,791
2.45%, 11/15/29 (Call 08/15/29)	7,425	6,416,041
2.80%, 08/12/41 (Call 02/12/41)(a)	7,503	5,039,694
3.05%, 08/12/51 (Call 02/12/51)	12,179	7,484,796
3.10%, 02/15/60 (Call 08/15/59)(a)	9,705	5,708,286
3.15%, 05/11/27 (Call 02/11/27)(a)	657	617,366
Security	Par (000)	Value
Semiconductors (continued)
3.20%, 08/12/61 (Call 02/12/61)(a)	$8,275	$4,909,172
3.25%, 11/15/49 (Call 05/15/49)	17,874	11,597,943
3.73%, 12/08/47 (Call 06/08/47)	16,219	11,609,187
3.75%, 08/05/27 (Call 07/05/27)	6,332	6,041,231
3.90%, 03/25/30 (Call 12/25/29)	10,816	9,992,182
4.00%, 08/05/29 (Call 06/05/29)(a)	4,998	4,707,103
4.00%, 12/15/32(a)	6,559	5,902,631
4.10%, 05/19/46 (Call 11/19/45)(a)	11,483	9,016,315
4.10%, 05/11/47 (Call 11/11/46)	9,686	7,504,232
4.15%, 08/05/32 (Call 05/05/32)(a)	10,124	9,249,842
4.60%, 03/25/40 (Call 09/25/39)(a)	7,340	6,482,283
4.75%, 03/25/50 (Call 09/25/49)	18,029	15,119,566
4.80%, 10/01/41	8,617	7,641,383
4.88%, 02/10/28 (Call 01/10/28)(a)	14,294	14,087,450
4.90%, 07/29/45 (Call 01/29/45)(a)	3,906	3,515,515
4.90%, 08/05/52 (Call 02/05/52)	14,504	12,431,017
4.95%, 03/25/60 (Call 09/25/59)(a)	7,116	6,072,953
5.05%, 08/05/62 (Call 02/05/62)	7,386	6,316,770
5.13%, 02/10/30 (Call 12/10/29)	8,852	8,756,133
5.15%, 02/21/34 (Call 11/21/33)	7,647	7,362,305
5.20%, 02/10/33 (Call 11/10/32)(a)	18,429	17,972,222
5.60%, 02/21/54 (Call 08/21/53)	9,916	9,326,542
5.63%, 02/10/43 (Call 08/10/42)	7,941	7,706,856
5.70%, 02/10/53 (Call 08/10/52)(a)	15,779	15,062,302
5.90%, 02/10/63 (Call 08/10/62)(a)	9,883	9,619,196
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	4,121	2,824,218
4.10%, 03/15/29 (Call 12/15/28)(a)	8,655	8,255,178
4.65%, 07/15/32 (Call 04/15/32)	14,122	13,489,666
4.95%, 07/15/52 (Call 01/15/52)(a)	10,150	9,206,517
5.25%, 07/15/62 (Call 01/15/62)(a)	4,432	4,108,750
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	9,079	7,487,408
2.88%, 06/15/50 (Call 12/15/49)(a)	5,439	3,467,417
4.00%, 03/15/29 (Call 12/15/28)(a)	10,968	10,429,365
4.88%, 03/15/49 (Call 09/15/48)	3,142	2,811,481
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)	5,092	4,521,703
2.95%, 04/15/31 (Call 01/15/31)	8,624	7,249,567
Microchip Technology Inc., 5.05%, 03/15/29 (Call 02/15/29)	8,375	8,218,639
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	10,563	8,536,231
4.66%, 02/15/30 (Call 11/15/29)(a)	4,911	4,678,725
5.30%, 01/15/31 (Call 11/15/30)	9,122	8,942,099
5.88%, 02/09/33 (Call 11/09/32)	7,428	7,476,171
5.88%, 09/15/33 (Call 06/15/33)(a)	8,864	8,887,290
6.75%, 11/01/29 (Call 09/01/29)	6,609	6,947,876
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)(a)	8,347	7,305,663
2.00%, 06/15/31 (Call 03/15/31)(a)	13,412	11,000,701
2.85%, 04/01/30 (Call 01/01/30)	12,925	11,464,606
3.50%, 04/01/40 (Call 10/01/39)	7,437	5,969,003
3.50%, 04/01/50 (Call 10/01/49)	15,751	11,670,381
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	10,307	8,411,264
2.65%, 02/15/32 (Call 11/15/31)(a)	9,668	7,803,219
3.25%, 05/11/41 (Call 11/11/40)(a)	4,094	2,874,761
3.40%, 05/01/30 (Call 02/01/30)(a)	12,519	11,122,238
4.30%, 06/18/29 (Call 03/18/29)(a)	7,987	7,540,690
5.00%, 01/15/33 (Call 10/15/32)(a)	11,382	10,806,213
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	$6,604	$5,705,023
1.65%, 05/20/32 (Call 02/20/32)(a)	9,839	7,533,719
2.15%, 05/20/30 (Call 02/20/30)(a)	10,301	8,729,159
3.25%, 05/20/27 (Call 02/20/27)(a)	3,680	3,487,461
3.25%, 05/20/50 (Call 11/20/49)(a)	8,699	6,011,399
4.30%, 05/20/47 (Call 11/20/46)	14,300	11,873,273
4.50%, 05/20/52 (Call 11/20/51)	10,047	8,455,275
4.65%, 05/20/35 (Call 11/20/34)	3,187	3,032,105
4.80%, 05/20/45 (Call 11/20/44)(a)	14,516	13,124,225
6.00%, 05/20/53 (Call 11/20/52)(a)	11,041	11,594,281
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	5,262	4,350,150
2.25%, 09/04/29 (Call 06/04/29)	5,725	4,971,866
3.88%, 03/15/39 (Call 09/15/38)(a)	4,228	3,596,877
4.15%, 05/15/48 (Call 11/15/47)(a)	14,763	11,934,787
4.90%, 03/14/33 (Call 12/14/32)	8,196	8,014,708
5.05%, 05/18/63 (Call 11/18/62)	9,795	8,856,895
5.15%, 02/08/54 (Call 08/08/53)	6,460	6,046,585
		892,987,233
Software — 3.1%
Adobe Inc.
2.30%, 02/01/30 (Call 11/01/29)	10,901	9,372,855
4.80%, 04/04/29 (Call 03/04/29)	4,393	4,345,500
4.95%, 04/04/34 (Call 01/04/34)	4,601	4,494,670
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	11,175	9,007,001
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	12,466	10,188,426
2.90%, 12/01/29 (Call 09/01/29)	4,524	3,938,143
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)	4,754	4,131,188
2.25%, 03/01/31 (Call 12/01/30)(a)	1,707	1,400,828
3.10%, 03/01/41 (Call 09/01/40)	7,564	5,252,908
5.10%, 07/15/32 (Call 04/15/32)(a)	7,659	7,428,352
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	6,318	5,735,963
2.65%, 06/01/30 (Call 03/01/30)(a)	8,232	7,006,021
3.50%, 07/01/29 (Call 04/01/29)	28,746	26,181,236
4.20%, 10/01/28 (Call 07/01/28)	11,957	11,327,169
4.40%, 07/01/49 (Call 01/01/49)	13,753	10,973,642
5.45%, 03/02/28 (Call 02/02/28)	10,259	10,229,010
5.45%, 03/15/34 (Call 12/15/33)	6,008	5,875,116
5.60%, 03/02/33 (Call 12/02/32)	10,773	10,648,587
5.63%, 08/21/33 (Call 05/21/33)	14,733	14,612,930
Intuit Inc.
5.13%, 09/15/28 (Call 08/15/28)	6,190	6,171,995
5.20%, 09/15/33 (Call 06/15/33)	14,236	14,036,981
5.50%, 09/15/53 (Call 03/15/53)	8,222	8,021,629
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(b)	11,820	7,100,644
2.53%, 06/01/50 (Call 12/01/49)(a)	51,840	31,684,427
2.68%, 06/01/60 (Call 12/01/59)(a)	31,461	18,474,497
2.92%, 03/17/52 (Call 09/17/51)	52,150	34,271,598
3.04%, 03/17/62 (Call 09/17/61)	16,905	10,786,306
3.45%, 08/08/36 (Call 02/08/36)	13,778	11,724,060
3.50%, 02/12/35 (Call 08/12/34)(a)	11,734	10,376,150
3.70%, 08/08/46 (Call 02/08/46)	14,382	11,380,252
4.10%, 02/06/37 (Call 08/06/36)	3,417	3,121,539
4.25%, 02/06/47 (Call 08/06/46)(a)	11,383	10,013,586
4.45%, 11/03/45 (Call 05/03/45)(a)	7,963	7,213,405
Security	Par (000)	Value
Software (continued)
4.50%, 02/06/57 (Call 08/06/56)	$7,377	$6,575,010
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)(a)	15,705	13,976,690
2.88%, 03/25/31 (Call 12/25/30)(a)	26,959	22,784,598
2.95%, 04/01/30 (Call 01/01/30)	24,291	21,087,785
3.25%, 11/15/27 (Call 08/15/27)	21,849	20,293,699
3.60%, 04/01/40 (Call 10/01/39)	24,586	18,420,121
3.60%, 04/01/50 (Call 10/01/49)	37,912	25,542,505
3.65%, 03/25/41 (Call 09/25/40)	19,560	14,552,122
3.80%, 11/15/37 (Call 05/15/37)	12,835	10,280,006
3.85%, 07/15/36 (Call 01/15/36)	12,866	10,517,964
3.85%, 04/01/60 (Call 10/01/59)	29,476	19,610,032
3.90%, 05/15/35 (Call 11/15/34)	8,126	6,846,891
3.95%, 03/25/51 (Call 09/25/50)	27,301	19,473,151
4.00%, 07/15/46 (Call 01/15/46)	23,594	17,475,047
4.00%, 11/15/47 (Call 05/15/47)	19,050	13,976,013
4.10%, 03/25/61 (Call 09/25/60)	12,245	8,534,303
4.13%, 05/15/45 (Call 11/15/44)	17,967	13,671,265
4.30%, 07/08/34 (Call 01/08/34)	13,455	11,959,525
4.38%, 05/15/55 (Call 11/15/54)	9,074	6,847,246
4.50%, 05/06/28 (Call 04/06/28)	2,196	2,126,403
4.50%, 07/08/44 (Call 01/08/44)	8,822	7,138,194
4.65%, 05/06/30 (Call 03/06/30)	1,791	1,717,578
4.90%, 02/06/33 (Call 11/06/32)	9,079	8,591,682
5.38%, 07/15/40	17,972	16,578,906
5.55%, 02/06/53 (Call 08/06/52)	19,377	17,785,722
6.13%, 07/08/39	10,288	10,339,887
6.15%, 11/09/29 (Call 09/09/29)	9,886	10,201,531
6.25%, 11/09/32 (Call 08/09/32)	19,352	20,064,316
6.50%, 04/15/38	9,565	9,970,003
6.90%, 11/09/52 (Call 05/09/52)(a)	19,667	21,299,717
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	7,769	6,100,149
4.20%, 09/15/28 (Call 06/15/28)	4,037	3,851,198
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	7,935	6,862,348
1.95%, 07/15/31 (Call 04/15/31)(a)	14,238	11,476,571
2.70%, 07/15/41 (Call 01/15/41)(a)	13,597	9,290,324
2.90%, 07/15/51 (Call 01/15/51)(a)	18,973	11,891,055
3.05%, 07/15/61 (Call 01/15/61)(a)	7,226	4,366,357
3.70%, 04/11/28 (Call 01/11/28)	9,956	9,475,448
Take-Two Interactive Software Inc., 4.95%, 03/28/28 (Call 02/28/28)	2,233	2,184,797
VMware LLC
1.80%, 08/15/28 (Call 06/15/28)(a)	7,025	6,021,179
2.20%, 08/15/31 (Call 05/15/31)(a)	15,078	11,921,719
3.90%, 08/21/27 (Call 05/21/27)(a)	7,203	6,816,661
4.70%, 05/15/30 (Call 02/15/30)	4,964	4,703,990
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)	5,203	4,806,121
3.80%, 04/01/32 (Call 01/01/32)(a)	12,631	11,165,924
		865,698,367
Telecommunications — 6.5%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)(a)	11,956	10,436,462
2.25%, 02/01/32 (Call 11/01/31)	17,321	13,665,313
2.30%, 06/01/27 (Call 04/01/27)	12,612	11,495,684
2.55%, 12/01/33 (Call 09/01/33)	31,388	24,215,588
2.75%, 06/01/31 (Call 03/01/31)	22,188	18,537,444
3.30%, 02/01/52 (Call 08/01/51)(a)	7,868	5,101,285
3.50%, 06/01/41 (Call 12/01/40)	20,530	15,215,748
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.50%, 09/15/53 (Call 03/15/53)(a)	$62,084	$40,915,399
3.55%, 09/15/55 (Call 03/15/55)(a)	63,470	41,374,297
3.65%, 06/01/51 (Call 12/01/50)	21,005	14,451,112
3.65%, 09/15/59 (Call 03/15/59)	55,900	36,244,615
3.80%, 12/01/57 (Call 06/01/57)	50,577	34,168,360
3.85%, 06/01/60 (Call 12/01/59)	11,986	8,093,575
4.10%, 02/15/28 (Call 11/15/27)	8,364	7,983,841
4.30%, 02/15/30 (Call 11/15/29)	20,082	18,869,945
4.30%, 12/15/42 (Call 06/15/42)	11,069	8,973,792
4.35%, 03/01/29 (Call 12/01/28)(a)	15,856	15,131,960
4.35%, 06/15/45 (Call 12/15/44)	8,168	6,604,978
4.50%, 05/15/35 (Call 11/15/34)	20,163	18,095,792
4.50%, 03/09/48 (Call 09/09/47)	14,323	11,527,368
4.55%, 03/09/49 (Call 09/09/48)	8,146	6,595,295
4.75%, 05/15/46 (Call 11/15/45)	15,475	13,111,214
4.85%, 03/01/39 (Call 09/01/38)	9,151	8,149,894
5.25%, 03/01/37 (Call 09/01/36)	7,191	6,817,774
5.40%, 02/15/34 (Call 11/15/33)	21,973	21,462,315
5.65%, 02/15/47 (Call 08/15/46)(a)	6,266	6,051,598
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	3,142	2,188,932
4.46%, 04/01/48 (Call 10/01/47)	9,774	7,944,870
5.10%, 05/11/33 (Call 02/11/33)(a)	9,741	9,333,628
5.55%, 02/15/54 (Call 08/15/53)	8,213	7,713,920
British Telecommunications PLC, 9.63%, 12/15/30	18,794	22,481,375
Cisco Systems Inc.
4.85%, 02/26/29 (Call 01/26/29)	19,252	18,998,950
4.95%, 02/26/31 (Call 12/26/30)	20,431	20,096,248
5.05%, 02/26/34 (Call 11/26/33)	24,391	23,835,749
5.30%, 02/26/54 (Call 08/26/53)(a)	20,280	19,517,498
5.35%, 02/26/64 (Call 08/26/63)	10,034	9,539,291
5.50%, 01/15/40	12,611	12,567,549
5.90%, 02/15/39	13,511	14,043,916
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	6,318	4,817,354
5.45%, 11/15/79 (Call 05/19/79)	8,839	7,810,269
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	29,503	34,032,720
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	6,697	5,485,343
2.75%, 05/24/31 (Call 02/24/31)	9,481	7,874,727
4.60%, 05/23/29 (Call 02/23/29)	5,507	5,284,909
5.40%, 04/15/34 (Call 01/15/34)	6,095	5,929,499
Orange SA
5.38%, 01/13/42(a)	7,305	6,878,656
5.50%, 02/06/44 (Call 08/06/43)	6,923	6,576,382
9.00%, 03/01/31	22,080	26,081,706
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	9,564	6,596,824
3.80%, 03/15/32 (Call 12/15/31)	23,991	20,938,176
4.30%, 02/15/48 (Call 08/15/47)	5,461	4,185,640
4.35%, 05/01/49 (Call 11/01/48)(a)	9,709	7,483,158
4.50%, 03/15/42 (Call 09/15/41)	5,384	4,428,358
4.55%, 03/15/52 (Call 09/15/51)(a)	14,746	11,644,881
5.00%, 02/15/29 (Call 01/15/29)(a)	10,153	9,879,684
5.00%, 03/15/44 (Call 09/15/43)	7,550	6,533,711
5.30%, 02/15/34 (Call 11/15/33)(a)	11,134	10,663,654
Sprint Capital Corp.
6.88%, 11/15/28	23,406	24,499,762
8.75%, 03/15/32	14,769	17,430,668
Security	Par (000)	Value
Telecommunications (continued)
Telefonica Emisiones SA
4.90%, 03/06/48	$10,705	$8,913,517
5.21%, 03/08/47	19,910	17,224,995
5.52%, 03/01/49 (Call 09/01/48)(a)	6,601	5,948,502
7.05%, 06/20/36	20,257	21,675,338
Telefonica Europe BV, 8.25%, 09/15/30(a)	10,251	11,476,948
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	7,972	6,778,245
4.60%, 11/16/48 (Call 05/16/48)	6,200	5,078,625
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	18,421	16,288,714
2.25%, 11/15/31 (Call 08/15/31)	8,414	6,698,933
2.55%, 02/15/31 (Call 11/15/30)	26,837	22,237,916
2.63%, 02/15/29 (Call 05/13/24)	9,859	8,669,744
2.70%, 03/15/32 (Call 12/15/31)	11,218	9,158,879
2.88%, 02/15/31 (Call 02/15/26)	11,473	9,722,695
3.00%, 02/15/41 (Call 08/15/40)(a)	20,412	14,268,506
3.30%, 02/15/51 (Call 08/15/50)	23,922	15,682,682
3.38%, 04/15/29 (Call 05/13/24)	19,786	17,972,506
3.40%, 10/15/52 (Call 04/15/52)(a)	23,058	15,214,867
3.50%, 04/15/31 (Call 04/15/26)	22,811	20,050,251
3.60%, 11/15/60 (Call 05/15/60)	11,907	7,807,173
3.88%, 04/15/30 (Call 01/15/30)	52,561	48,087,144
4.38%, 04/15/40 (Call 10/15/39)	15,619	13,274,448
4.50%, 04/15/50 (Call 10/15/49)	24,382	19,861,331
4.75%, 02/01/28 (Call 05/13/24)(a)	14,994	14,611,049
4.80%, 07/15/28 (Call 06/15/28)	11,217	10,927,283
4.85%, 01/15/29 (Call 12/15/28)	11,361	11,064,857
4.95%, 03/15/28 (Call 02/15/28)	13,379	13,154,400
5.05%, 07/15/33 (Call 04/15/33)	23,896	22,885,928
5.15%, 04/15/34 (Call 01/15/34)(a)	10,406	10,007,836
5.20%, 01/15/33 (Call 10/15/32)	11,779	11,430,753
5.50%, 01/15/55 (Call 07/15/54)(a)	4,409	4,138,409
5.65%, 01/15/53 (Call 07/15/52)(a)	13,385	12,816,828
5.75%, 01/15/34 (Call 10/15/33)	9,325	9,387,848
5.75%, 01/15/54 (Call 07/15/53)	10,589	10,246,061
5.80%, 09/15/62 (Call 03/15/62)	4,003	3,870,961
6.00%, 06/15/54 (Call 12/15/53)	8,025	8,075,138
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	13,628	10,839,977
1.68%, 10/30/30 (Call 07/30/30)	7,268	5,769,109
1.75%, 01/20/31 (Call 10/20/30)	15,917	12,576,106
2.10%, 03/22/28 (Call 01/22/28)(a)	28,208	24,977,090
2.36%, 03/15/32 (Call 12/15/31)	31,090	24,803,658
2.55%, 03/21/31 (Call 12/21/30)	26,403	21,912,816
2.65%, 11/20/40 (Call 05/20/40)	23,803	15,910,289
2.85%, 09/03/41 (Call 03/03/41)	12,447	8,474,774
2.88%, 11/20/50 (Call 05/20/50)(a)	25,417	15,465,152
2.99%, 10/30/56 (Call 04/30/56)	26,017	15,380,098
3.00%, 11/20/60 (Call 05/20/60)(a)	11,624	6,738,084
3.15%, 03/22/30 (Call 12/22/29)	8,316	7,335,194
3.40%, 03/22/41 (Call 09/22/40)	32,893	24,468,086
3.55%, 03/22/51 (Call 09/22/50)(a)	33,426	23,273,013
3.70%, 03/22/61 (Call 09/22/60)(a)	24,821	16,915,276
3.88%, 02/08/29 (Call 11/08/28)	11,750	11,007,698
3.88%, 03/01/52 (Call 09/01/51)(a)	12,376	9,096,742
4.00%, 03/22/50 (Call 09/22/49)(a)	11,959	9,041,267
4.02%, 12/03/29 (Call 09/03/29)	28,542	26,561,077
4.13%, 08/15/46	11,293	8,903,626
4.27%, 01/15/36	9,106	8,055,633
4.33%, 09/21/28(a)	36,824	35,352,730
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.40%, 11/01/34 (Call 05/01/34)(a)	$16,297	$14,786,138
4.50%, 08/10/33	10,917	10,076,483
4.52%, 09/15/48	12,389	10,361,662
4.81%, 03/15/39	9,557	8,640,829
4.86%, 08/21/46	20,540	18,106,400
5.01%, 08/21/54	2,656	2,347,905
5.05%, 05/09/33 (Call 02/09/33)(a)	14,028	13,537,588
5.25%, 03/16/37	9,423	9,102,064
5.50%, 02/23/54 (Call 08/23/53)	9,901	9,404,771
6.55%, 09/15/43	8,585	9,289,372
Vodafone Group PLC
4.25%, 09/17/50	13,611	10,348,520
4.38%, 05/30/28(a)	5,904	5,725,741
4.38%, 02/19/43	9,513	7,777,969
4.88%, 06/19/49(a)	13,597	11,488,364
5.25%, 05/30/48(a)	10,396	9,359,063
6.15%, 02/27/37(a)	18,551	18,925,025
		1,803,453,354
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)(a)	8,761	7,977,661
Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	8,649	5,853,759
3.55%, 02/15/50 (Call 08/15/49)(a)	7,531	5,395,886
3.90%, 08/01/46 (Call 02/01/46)	7,491	5,778,990
4.05%, 06/15/48 (Call 12/15/47)	7,266	5,736,245
4.13%, 06/15/47 (Call 12/15/46)	7,270	5,800,852
4.15%, 04/01/45 (Call 10/01/44)	9,150	7,417,393
4.15%, 12/15/48 (Call 06/15/48)(a)	7,226	5,777,157
4.45%, 03/15/43 (Call 09/15/42)	6,800	5,813,257
4.45%, 01/15/53 (Call 07/15/52)(a)	7,446	6,211,298
4.55%, 09/01/44 (Call 03/01/44)	5,154	4,433,622
4.90%, 04/01/44 (Call 10/01/43)	9,467	8,568,293
5.20%, 04/15/54 (Call 10/15/53)	13,636	12,752,588
5.75%, 05/01/40 (Call 11/01/39)(a)	7,368	7,441,712
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)(a)	3,755	3,385,019
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)(a)	13,507	11,995,005
3.00%, 12/02/41 (Call 06/02/41)(a)	8,170	6,869,368
3.10%, 12/02/51 (Call 06/02/51)(a)	18,029	11,552,379
6.13%, 09/15/2115 (Call 03/15/2115)	6,534	6,436,577
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	6,064	5,724,511
3.80%, 03/01/28 (Call 12/01/27)	6,350	6,047,629
3.80%, 11/01/46 (Call 05/01/46)(a)	5,875	4,415,646
4.10%, 11/15/32 (Call 08/15/32)	6,055	5,552,660
4.10%, 03/15/44 (Call 09/15/43)	6,293	5,087,557
4.25%, 03/15/29 (Call 12/15/28)	10,116	9,689,734
4.30%, 03/01/48 (Call 09/01/47)	6,333	5,149,870
4.50%, 11/15/52 (Call 05/15/52)(a)	6,500	5,431,132
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	5,220	4,315,040
3.10%, 08/05/29 (Call 05/05/29)	5,887	5,288,496
3.25%, 05/15/41 (Call 11/15/40)	7,360	5,226,672
4.05%, 02/15/48 (Call 08/15/47)	8,794	6,576,202
4.25%, 05/15/30 (Call 02/15/30)	5,423	5,114,667
4.40%, 01/15/47 (Call 07/15/46)	6,615	5,240,179
4.55%, 04/01/46 (Call 10/01/45)	10,325	8,417,789
4.75%, 11/15/45 (Call 05/15/45)	11,160	9,364,429
Security	Par (000)	Value
Transportation (continued)
4.95%, 10/17/48 (Call 04/17/48)(a)	$6,626	$5,678,086
5.10%, 01/15/44	7,131	6,332,523
5.25%, 05/15/50 (Call 11/15/49)(a)	11,222	10,131,950
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	4,685	2,956,993
3.16%, 05/15/55 (Call 11/15/54)(a)	6,868	4,234,831
4.55%, 06/01/53 (Call 12/01/52)(a)	5,864	4,849,987
5.35%, 08/01/54 (Call 02/01/54)	8,831	8,209,926
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)	6,951	5,788,041
2.40%, 02/05/30 (Call 11/05/29)	5,504	4,724,954
2.80%, 02/14/32 (Call 12/15/31)	8,794	7,409,618
2.95%, 03/10/52 (Call 09/10/51)	7,525	4,724,047
2.97%, 09/16/62 (Call 03/16/62)	7,434	4,321,540
3.20%, 05/20/41 (Call 11/20/40)	8,536	6,309,661
3.25%, 02/05/50 (Call 08/05/49)(a)	15,214	10,363,733
3.50%, 02/14/53 (Call 08/14/52)(a)	10,907	7,670,010
3.70%, 03/01/29 (Call 12/01/28)	7,810	7,314,334
3.75%, 02/05/70 (Call 08/05/69)(a)	5,668	3,884,950
3.80%, 10/01/51 (Call 04/01/51)	8,931	6,641,386
3.80%, 04/06/71 (Call 10/06/70)	8,073	5,562,010
3.84%, 03/20/60 (Call 09/20/59)	14,015	9,992,814
3.95%, 09/10/28 (Call 06/10/28)(a)	6,534	6,250,877
4.50%, 01/20/33 (Call 10/20/32)(a)	6,930	6,540,323
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	7,656	7,129,803
3.40%, 03/15/29 (Call 12/15/28)(a)	5,466	5,081,565
3.75%, 11/15/47 (Call 05/15/47)	9,888	7,461,775
4.25%, 03/15/49 (Call 09/15/48)	6,525	5,324,338
4.45%, 04/01/30 (Call 01/01/30)(a)	3,411	3,288,691
4.88%, 03/03/33 (Call 12/03/32)(a)	5,111	4,955,716
5.05%, 03/03/53 (Call 09/03/52)(a)	9,363	8,639,517
5.30%, 04/01/50 (Call 10/01/49)(a)	10,833	10,316,031
6.20%, 01/15/38(a)	11,986	12,772,004
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)(a)	10,138	8,796,928
1.80%, 09/22/31 (Call 06/22/31)	24,153	19,467,308
3.95%, 09/09/27 (Call 08/09/27)(a)	7,227	7,000,545
		463,988,428
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	10,010	7,409,465
4.45%, 06/01/32 (Call 03/01/32)(a)	9,010	8,415,839
6.59%, 10/15/37(a)	8,664	9,346,340
		25,171,644
Total Long-Term Investments — 97.9% (Cost: $31,868,490,400)		27,275,088,766
	Shares
Short-Term Securities
Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	2,006,737,820	2,007,339,841
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	183,940,000	$183,940,000
Total Short-Term Securities — 7.9% (Cost: $2,190,268,612)		2,191,279,841
Total Investments — 105.8% (Cost: $34,058,759,012)		29,466,368,607
Liabilities in Excess of Other Assets — (5.8)%		(1,608,744,898)
Net Assets — 100.0%		$27,857,623,709

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$27,275,088,766	$—	$27,275,088,766
Short-Term Securities
Money Market Funds	2,191,279,841	—	—	2,191,279,841
	$2,191,279,841	$27,275,088,766	$—	$29,466,368,607
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares 20+ Year Treasury Bond ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$44,396,635,301	$14,111,060,803	$27,275,088,766
Investments, at value—affiliated(c)	279,490,000	2,752,726,422	2,191,279,841
Cash	3,391	—	97,085
Foreign currency, at value(d)	—	40,544	—
Receivables:
Investments sold	417,872,622	45,153,824	205,456,231
Securities lending income—affiliated	2,150	1,046,920	523,953
Capital shares sold	1,977,546	829,422	418,475
Dividends— affiliated	1,333,235	307,234	944,012
Interest—unaffiliated	533,198,641	238,460,033	329,194,248
Total assets	45,630,512,886	17,149,625,202	30,003,002,611
LIABILITIES
Bank overdraft	—	3,756,990	—
Collateral on securities loaned, at value	—	2,634,710,858	2,006,379,719
Payables:
Investments purchased	139,790,888	138,742,530	131,593,536
Capital shares redeemed	825,616	1,363,078	4,012,184
Investment advisory fees	5,734,739	6,092,834	3,393,463
Total liabilities	146,351,243	2,784,666,290	2,145,378,902
Commitments and contingent liabilities
NET ASSETS	$45,484,161,643	$14,364,958,912	$27,857,623,709
NET ASSETS CONSIST OF
Paid-in capital	$61,757,387,688	$17,505,966,333	$34,508,994,862
Accumulated loss	(16,273,226,045)	(3,141,007,421)	(6,651,371,153)
NET ASSETS	$45,484,161,643	$14,364,958,912	$27,857,623,709
NET ASSET VALUE
Shares outstanding	515,400,000	188,000,000	265,400,000
Net asset value	$88.25	$76.41	$104.96
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$54,468,104,484	$15,342,076,240	$31,868,490,400
(b) Securities loaned, at value	$—	$2,523,721,435	$1,923,686,037
(c) Investments, at cost—affiliated	$279,490,000	$2,751,757,998	$2,190,268,612
(d) Foreign currency, at cost	$—	$40,128	$—
Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
2024 iShares Semi-Annual Report to Shareholders

Additional Financial Information
Schedules of Investments (Unaudited)
April 30, 2024
Statements of Assets and Liabilities (Unaudited)
April 30, 2024
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Russell 2000 ETF | IWM | NYSE Arca

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited)
April 30, 2024
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.
(a)
................ 725,405 $ 227,530,532
Boeing Co. (The)
(a)(b)
.................. 5,906,498 991,346,624
General Dynamics Corp. ............... 2,338,125 671,252,306
General Electric Co. .................. 11,208,271 1,813,722,413
Howmet Aerospace, Inc. ............... 4,028,317 268,890,160
Huntington Ingalls Industries, Inc. ......... 407,440 112,832,359
L3Harris Technologies, Inc. ............. 1,951,977 417,820,677
Lockheed Martin Corp. ................ 2,214,807 1,029,730,219
Northrop Grumman Corp. .............. 1,452,432 704,473,093
RTX Corp. ........................ 13,664,351 1,387,204,914
Textron, Inc.
(b)
...................... 2,018,565 170,750,413
TransDigm Group, Inc. ................ 572,650 714,684,380
8,510,238,090
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. ........... 1,199,622 85,173,162
Expeditors International of Washington, Inc. .. 1,497,427 166,678,599
FedEx Corp. ....................... 2,367,637 619,800,014
United Parcel Service, Inc. , Class B ....... 7,448,450 1,098,497,406
1,970,149,181
Automobile Components — 0.1%
Aptiv plc
(a)
......................... 2,873,633 204,027,943
BorgWarner, Inc. .................... 2,363,607 77,455,401
281,483,344
Automobiles — 1.4%
Ford Motor Co. ..................... 40,192,825 488,342,824
General Motors Co. .................. 11,888,940 529,414,498
Tesla, Inc.
(a)
........................ 28,534,832 5,229,864,009
6,247,621,331
Banks — 3.4%
Bank of America Corp. ................ 70,904,713 2,624,183,428
Citigroup, Inc. ...................... 19,599,067 1,202,010,779
Citizens Financial Group, Inc. ........... 4,801,650 163,784,281
Comerica, Inc. ...................... 1,358,158 68,138,787
Fifth Third Bancorp .................. 7,014,589 255,751,915
Huntington Bancshares, Inc. ............ 14,915,524 200,912,108
JPMorgan Chase & Co. ............... 29,773,065 5,708,687,483
KeyCorp .......................... 9,647,310 139,789,522
M&T Bank Corp. .................... 1,711,082 247,063,130
PNC Financial Services Group, Inc. (The) ... 4,099,085 628,225,767
Regions Financial Corp. ............... 9,515,847 183,370,372
Truist Financial Corp. ................. 13,735,569 515,770,616
US Bancorp ....................... 16,034,899 651,497,946
Wells Fargo & Co. ................... 37,062,936 2,198,573,364
14,787,759,498
Beverages — 1.5%
Brown-Forman Corp. , Class B, NVS ....... 1,860,080 89,004,828
Coca-Cola Co. (The) ................. 40,072,245 2,475,262,574
Constellation Brands, Inc. , Class A ........ 1,656,626 419,888,426
Keurig Dr Pepper, Inc. ................ 10,725,867 361,461,718
Molson Coors Beverage Co. , Class B ...... 1,907,599 109,229,119
Monster Beverage Corp.
(a)(b)
............. 7,607,613 406,626,915
PepsiCo, Inc. ...................... 14,154,560 2,489,928,649
6,351,402,229
Biotechnology — 1.9%
AbbVie, Inc. ....................... 18,182,376 2,957,181,633
Amgen, Inc. ....................... 5,509,727 1,509,334,614
Biogen, Inc.
(a)
...................... 1,492,211 320,556,767
Gilead Sciences, Inc. ................. 12,831,965 836,644,118
Incyte Corp.
(a)(b)
..................... 1,913,423 99,593,667
Security
Shares
Shares Value
Biotechnology (continued)
Moderna, Inc.
(a)(b)
.................... 3,416,229 $ 376,844,221
Regeneron Pharmaceuticals, Inc.
(a)(b)
....... 1,087,975 969,015,813
Vertex Pharmaceuticals, Inc.
(a)
........... 2,653,971 1,042,506,349
8,111,677,182
Broadline Retail — 3.9%
Amazon.com, Inc.
(a)(b)
................. 94,137,570 16,474,074,750
eBay, Inc. ......................... 5,344,898 275,476,043
Etsy, Inc.
(a)(b)
....................... 1,233,073 84,675,123
16,834,225,916
Building Products — 0.5%
A O Smith Corp. .................... 1,265,668 104,847,937
Allegion plc ........................ 902,856 109,751,175
Builders FirstSource , Inc.
(a)
............. 1,270,342 232,243,924
Carrier Global Corp. .................. 8,604,197 529,072,074
Johnson Controls International plc ........ 7,018,379 456,685,922
Masco Corp. ....................... 2,263,357 154,926,787
Trane Technologies plc ................ 2,343,542 743,699,618
2,331,227,437
Capital Markets — 2.8%
Ameriprise Financial, Inc. .............. 1,031,923 424,935,572
Bank of New York Mellon Corp. (The) ...... 7,820,146 441,760,047
BlackRock, Inc.
(c)
.................... 1,440,084 1,086,744,990
Blackstone, Inc. , Class A ............... 7,408,342 863,886,761
CBOE Global Markets, Inc. ............. 1,087,072 196,923,093
Charles Schwab Corp. (The) ............ 15,326,372 1,133,385,209
CME Group, Inc. , Class A .............. 3,707,405 777,220,384
FactSet Research Systems, Inc. .......... 392,370 163,575,129
Franklin Resources, Inc. ............... 3,087,362 70,515,348
Goldman Sachs Group, Inc. (The) ........ 3,358,441 1,433,080,359
Intercontinental Exchange, Inc. .......... 5,897,064 759,305,961
Invesco Ltd. ....................... 4,629,556 65,600,808
MarketAxess Holdings, Inc. ............. 390,019 78,038,902
Moody's Corp. ...................... 1,620,787 600,226,050
Morgan Stanley ..................... 12,901,889 1,172,007,597
MSCI, Inc. ........................ 814,510 379,390,613
Nasdaq, Inc. ....................... 3,913,409 234,217,529
Northern Trust Corp. .................. 2,112,474 174,046,733
Raymond James Financial, Inc. .......... 1,937,399 236,362,678
S&P Global, Inc. .................... 3,308,960 1,375,964,837
State Street Corp. ................... 3,109,569 225,412,657
T. Rowe Price Group, Inc. .............. 2,305,808 252,647,382
12,145,248,639
Chemicals — 1.5%
Air Products & Chemicals, Inc. ........... 2,289,420 541,081,523
Albemarle Corp. .................... 1,208,938 145,447,331
Celanese Corp. ..................... 1,031,583 158,461,465
CF Industries Holdings, Inc. ............. 1,967,846 155,400,799
Corteva, Inc. ....................... 7,227,289 391,213,153
Dow, Inc. ......................... 7,232,608 411,535,395
DuPont de Nemours, Inc. .............. 4,429,464 321,136,140
Eastman Chemical Co. ................ 1,208,699 114,149,533
Ecolab, Inc. ....................... 2,613,481 591,038,728
FMC Corp. ........................ 1,285,399 75,851,395
International Flavors & Fragrances, Inc. ..... 2,628,980 222,543,157
Linde plc ......................... 4,993,634 2,201,992,849
LyondellBasell Industries NV , Class A ...... 2,636,054 263,526,318
Mosaic Co. (The) .................... 3,362,017 105,533,714
PPG Industries, Inc. .................. 2,428,437 313,268,373
Sherwin-Williams Co. (The) ............. 2,425,159 726,601,888
6,738,781,761

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Core S&P 500 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 0.6%
Cintas Corp. ....................... 887,354 $ 584,180,632
Copart, Inc.
(a)(b)
..................... 8,998,964 488,733,735
Republic Services, Inc. ................ 2,106,191 403,756,815
Rollins, Inc. ........................ 2,892,312 128,881,423
Veralto Corp.
(b)
..................... 2,258,433 211,570,003
Waste Management, Inc. ............... 3,774,632 785,198,949
2,602,321,557
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)(b)
............... 2,595,116 665,802,961
Cisco Systems, Inc. .................. 41,847,752 1,966,007,389
F5, Inc.
(a)
......................... 606,000 100,177,860
Juniper Networks, Inc. ................ 3,316,843 115,492,473
Motorola Solutions, Inc. ............... 1,709,224 579,683,320
3,427,164,003
Construction & Engineering — 0.1%
Quanta Services, Inc.
(b)
................ 1,496,266 386,874,537
Construction Materials — 0.2%
Martin Marietta Materials, Inc.
(b)
.......... 636,527 373,685,906
Vulcan Materials Co. ................. 1,368,381 352,535,997
726,221,903
Consumer Finance — 0.6%
American Express Co. ................ 5,889,303 1,378,273,581
Capital One Financial Corp. ............. 3,917,589 561,899,790
Discover Financial Services ............. 2,575,217 326,357,251
Synchrony Financial .................. 4,189,852 184,269,691
2,450,800,313
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. ............... 4,569,703 3,303,438,299
Dollar General Corp. ................. 2,260,497 314,638,577
Dollar Tree, Inc.
(a)(b)
.................. 2,131,545 252,055,196
Kroger Co. (The) .................... 6,816,308 377,487,137
Sysco Corp. ....................... 5,126,941 381,034,255
Target Corp. ....................... 4,754,412 765,365,244
Walgreens Boots Alliance, Inc. ........... 7,373,360 130,729,673
Walmart, Inc. ....................... 44,068,998 2,615,495,031
8,140,243,412
Containers & Packaging — 0.2%
Amcor plc ......................... 14,888,918 133,106,927
Avery Dennison Corp. ................. 829,348 180,200,733
Ball Corp. ......................... 3,247,128 225,902,695
International Paper Co. ................ 3,564,745 124,552,190
Packaging Corp. of America ............ 916,100 158,466,978
WestRock Co. ...................... 2,647,329 126,965,899
949,195,422
Distributors — 0.1%
Genuine Parts Co. ................... 1,443,869 226,990,645
LKQ Corp. ........................ 2,756,477 118,886,853
Pool Corp. ........................ 398,392 144,429,052
490,306,550
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 73,634,362 1,243,684,374
Verizon Communications, Inc. ........... 43,297,743 1,709,827,871
2,953,512,245
Electric Utilities — 1.6%
Alliant Energy Corp. .................. 2,628,816 130,915,037
American Electric Power Co., Inc. ......... 5,415,705 465,913,101
Constellation Energy Corp. ............. 3,289,133 611,581,390
Duke Energy Corp. .................. 7,940,188 780,202,873
Edison International .................. 3,950,230 280,703,344
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Corp. ...................... 2,177,850 $ 232,311,259
Evergy , Inc. ........................ 2,366,881 124,142,908
Eversource Energy .................. 3,597,519 218,081,602
Exelon Corp. ....................... 10,251,481 385,250,656
FirstEnergy Corp. ................... 5,318,524 203,912,210
NextEra Energy, Inc. ................. 21,129,557 1,415,046,432
NRG Energy, Inc. .................... 2,325,080 168,963,564
PG&E Corp.
(b)
...................... 21,971,986 375,940,680
Pinnacle West Capital Corp. ............ 1,167,604 85,994,035
PPL Corp. ........................ 7,591,245 208,455,588
Southern Co. (The) .................. 11,231,755 825,533,993
Xcel Energy, Inc. .................... 5,682,876 305,340,927
6,818,289,599
Electrical Equipment — 0.8%
AMETEK, Inc. ...................... 2,376,933 415,155,118
Eaton Corp. plc ..................... 4,112,187 1,308,744,634
Emerson Electric Co. ................. 5,887,688 634,575,013
GE Vernova , Inc.
(a)
................... 2,802,040 430,701,568
Generac Holdings, Inc.
(a)(b)
.............. 631,872 85,909,317
Hubbell, Inc. ....................... 552,279 204,630,415
Rockwell Automation, Inc. .............. 1,180,109 319,762,335
3,399,478,400
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A .............. 6,177,654 746,075,274
CDW Corp. ........................ 1,379,594 333,668,605
Corning, Inc. ....................... 7,907,819 263,962,998
Jabil, Inc.
(b)
........................ 1,313,651 154,170,081
Keysight Technologies, Inc.
(a)(b)
........... 1,798,821 266,117,579
TE Connectivity Ltd. .................. 3,180,160 449,929,037
Teledyne Technologies, Inc.
(a)(b)
.......... 485,928 185,371,813
Trimble, Inc.
(a)(b)
..................... 2,562,191 153,910,813
Zebra Technologies Corp. , Class A
(a)(b)
...... 529,239 166,477,420
2,719,683,620
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A ............. 10,307,615 336,234,401
Halliburton Co. ..................... 9,166,760 343,478,497
Schlumberger NV ................... 14,700,053 697,958,517
1,377,671,415
Entertainment — 1.2%
Electronic Arts, Inc. .................. 2,505,504 317,748,017
Live Nation Entertainment, Inc.
(a)(b)
........ 1,461,487 129,940,809
Netflix, Inc.
(a)(b)
...................... 4,456,777 2,454,079,687
Take-Two Interactive Software, Inc.
(a)(b)
..... 1,633,035 233,213,729
Walt Disney Co. (The) ................ 18,890,552 2,098,740,327
Warner Bros Discovery, Inc.
(a)(b)
.......... 22,853,403 168,201,046
5,401,923,615
Financial Services — 4.2%
Berkshire Hathaway, Inc. , Class B
(a)
....... 18,737,514 7,433,733,929
Corpay , Inc.
(a)(b)
..................... 743,590 224,668,283
Fidelity National Information Services, Inc. ... 6,101,683 414,426,310
Fiserv, Inc.
(a)(b)
...................... 6,181,052 943,661,209
Global Payments, Inc. ................ 2,681,603 329,220,400
Jack Henry & Associates, Inc. ........... 750,512 122,100,797
Mastercard, Inc. , Class A ............... 8,496,605 3,833,668,176
PayPal Holdings, Inc.
(a)
................ 11,037,363 749,657,695
Visa, Inc. , Class A
(b)
.................. 16,288,033 4,375,128,544
18,426,265,343
Food Products — 0.8%
Archer-Daniels-Midland Co. ............. 5,493,023 322,220,729
Bunge Global SA .................... 1,496,297 152,263,183
Campbell Soup Co. .................. 2,023,658 92,501,407

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Conagra Brands, Inc. ................. 4,923,479 $ 151,544,684
General Mills, Inc. ................... 5,848,383 412,077,066
Hershey Co. (The) ................... 1,543,571 299,329,288
Hormel Foods Corp. .................. 2,981,352 106,016,877
J M Smucker Co. (The) ................ 1,093,443 125,581,928
Kellanova ......................... 2,716,302 157,165,234
Kraft Heinz Co. (The) ................. 8,210,464 317,006,015
Lamb Weston Holdings, Inc. ............ 1,487,499 123,968,167
McCormick & Co., Inc. , NVS ............ 2,589,469 196,955,012
Mondelez International, Inc. , Class A ....... 13,866,732 997,572,700
Tyson Foods, Inc. , Class A ............. 2,948,906 178,851,149
3,633,053,439
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 1,553,429 183,149,279
Ground Transportation — 1.1%
CSX Corp. ........................ 20,351,230 676,067,860
JB Hunt Transport Services, Inc. ......... 840,172 136,586,762
Norfolk Southern Corp. ................ 2,326,292 535,791,573
Old Dominion Freight Line, Inc. .......... 1,842,901 334,873,541
Uber Technologies, Inc.
(a)(b)
............. 21,192,910 1,404,454,146
Union Pacific Corp. .................. 6,279,768 1,489,309,779
4,577,083,661
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories .................. 17,878,827 1,894,619,297
Align Technology, Inc.
(a)(b)
............... 733,514 207,129,683
Baxter International, Inc. ............... 5,229,897 211,130,942
Becton Dickinson & Co. ............... 2,975,244 697,992,242
Boston Scientific Corp.
(a)
............... 15,087,131 1,084,312,105
Cooper Cos., Inc. (The) ............... 2,046,708 182,279,815
Dexcom, Inc.
(a)(b)
.................... 3,970,234 505,768,109
Edwards Lifesciences Corp.
(a)
........... 6,246,089 528,856,356
GE HealthCare Technologies, Inc.
(b)
....... 4,361,203 332,498,117
Hologic, Inc.
(a)
...................... 2,417,390 183,165,640
IDEXX Laboratories, Inc.
(a)
.............. 855,366 421,490,150
Insulet Corp.
(a)
...................... 718,456 123,531,325
Intuitive Surgical, Inc.
(a)
................ 3,628,426 1,344,767,244
Medtronic plc ...................... 13,693,482 1,098,764,996
ResMed, Inc. ...................... 1,514,812 324,154,620
Solventum Corp.
(a)(b)
.................. 1,430,445 92,993,229
STERIS plc ........................ 1,017,640 208,168,438
Stryker Corp. ...................... 3,482,434 1,171,839,041
Teleflex, Inc. ....................... 483,379 100,905,366
Zimmer Biomet Holdings, Inc. ........... 2,152,241 258,871,548
10,973,238,263
Health Care Providers & Services — 2.6%
Cardinal Health, Inc. .................. 2,504,934 258,108,399
Cencora , Inc. ...................... 1,705,138 407,613,239
Centene Corp.
(a)(b)
................... 5,504,429 402,153,583
Cigna Group (The) ................... 3,012,331 1,075,522,660
CVS Health Corp. ................... 12,960,159 877,532,366
DaVita, Inc.
(a)(b)
..................... 555,000 77,150,550
Elevance Health, Inc. ................. 2,419,720 1,279,015,598
HCA Healthcare, Inc. ................. 2,039,810 631,973,934
Henry Schein, Inc.
(a)(b)
................. 1,336,335 92,581,289
Humana, Inc. ...................... 1,258,731 380,250,048
Laboratory Corp. of America Holdings ...... 874,492 176,096,454
McKesson Corp. .................... 1,353,287 726,999,309
Molina Healthcare, Inc.
(a)
............... 597,359 204,356,514
Quest Diagnostics, Inc. ................ 1,143,260 157,975,667
UnitedHealth Group, Inc. ............... 9,525,315 4,607,394,865
Universal Health Services, Inc. , Class B .... 628,632 107,137,752
11,461,862,227
Security
Shares
Shares Value
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............. 7,292,496 $ 135,713,351
Ventas, Inc. ....................... 4,143,925 183,492,999
Welltower, Inc. ...................... 5,699,930 543,089,330
862,295,680
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 7,266,853 137,125,516
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a)(b)
................ 4,485,619 711,284,605
Booking Holdings, Inc. ................ 359,325 1,240,400,680
Caesars Entertainment, Inc.
(a)(b)
.......... 2,218,562 79,468,891
Carnival Corp.
(a)(b)
.................... 10,377,424 153,793,424
Chipotle Mexican Grill, Inc.
(a)
............ 282,377 892,198,369
Darden Restaurants, Inc. .............. 1,229,744 188,655,027
Domino's Pizza, Inc. .................. 359,321 190,177,826
Expedia Group, Inc.
(a)(b)
................ 1,346,685 181,304,202
Hilton Worldwide Holdings, Inc. .......... 2,596,862 512,308,935
Las Vegas Sands Corp. ............... 3,802,962 168,699,394
Marriott International, Inc. , Class A ........ 2,540,640 599,921,323
McDonald's Corp. ................... 7,469,909 2,039,583,953
MGM Resorts International
(a)(b)
........... 2,815,675 111,050,222
Norwegian Cruise Line Holdings Ltd.
(a)(b)
.... 4,380,566 82,880,309
Royal Caribbean Cruises Ltd.
(a)(b)
......... 2,429,567 339,240,440
Starbucks Corp. ..................... 11,659,987 1,031,792,250
Wynn Resorts Ltd. ................... 980,298 89,844,312
Yum! Brands, Inc. ................... 2,893,850 408,756,312
9,021,360,474
Household Durables — 0.4%
DR Horton, Inc. ..................... 3,075,493 438,226,998
Garmin Ltd. ........................ 1,576,324 227,731,528
Lennar Corp. , Class A ................. 2,545,389 385,931,880
Mohawk Industries, Inc.
(a)
.............. 544,606 62,803,964
NVR, Inc.
(a)(b)
....................... 32,911 244,819,992
PulteGroup, Inc. .................... 2,184,411 243,387,074
1,602,901,436
Household Products — 1.3%
Church & Dwight Co., Inc. .............. 2,537,370 273,756,849
Clorox Co. (The) .................... 1,278,106 188,993,534
Colgate-Palmolive Co. ................ 8,479,529 779,438,306
Kimberly-Clark Corp. ................. 3,469,397 473,676,773
Procter & Gamble Co. (The) ............ 24,232,647 3,954,767,990
5,670,633,452
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 6,900,112 123,512,005
Industrial Conglomerates — 0.4%
3M Co. ........................... 5,691,952 549,330,288
Honeywell International, Inc. ............ 6,789,322 1,308,506,029
1,857,836,317
Industrial REITs — 0.2%
Prologis, Inc. ....................... 9,515,549 971,061,775
Insurance — 2.1%
Aflac, Inc. ......................... 5,421,330 453,494,254
Allstate Corp. (The) .................. 2,703,329 459,728,130
American International Group, Inc. ........ 7,229,928 544,485,878
Aon plc , Class A .................... 2,061,905 581,477,829
Arch Capital Group Ltd.
(a)
.............. 3,820,794 357,397,071
Arthur J Gallagher & Co. ............... 2,232,701 523,992,598
Assurant, Inc. ...................... 534,934 93,292,490
Brown & Brown, Inc. .................. 2,432,699 198,362,276
Chubb Ltd. ........................ 4,173,721 1,037,753,989
Cincinnati Financial Corp. .............. 1,616,914 187,060,781

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Core S&P 500 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Everest Group Ltd. ................... 447,030 $ 163,796,262
Globe Life, Inc. ..................... 880,236 67,047,576
Hartford Financial Services Group, Inc. (The) . 3,074,103 297,849,840
Loews Corp. ....................... 1,876,620 141,027,993
Marsh & McLennan Cos., Inc. ........... 5,066,843 1,010,480,499
MetLife, Inc. ....................... 6,321,989 449,366,978
Principal Financial Group, Inc. ........... 2,258,875 178,767,368
Progressive Corp. (The) ............... 6,027,742 1,255,277,272
Prudential Financial, Inc. ............... 3,717,746 410,736,578
Travelers Cos., Inc. (The) .............. 2,350,114 498,600,186
Willis Towers Watson plc ............... 1,055,980 265,198,817
WR Berkley Corp. ................... 2,087,256 160,656,094
9,335,850,759
Interactive Media & Services — 6.4%
Alphabet, Inc. , Class A
(a)
............... 60,689,172 9,878,983,418
Alphabet, Inc. , Class C, NVS
(a)(b)
.......... 50,810,509 8,365,442,202
Match Group, Inc.
(a)(b)
................. 2,798,868 86,261,112
Meta Platforms, Inc. , Class A ............ 22,657,194 9,746,445,143
28,077,131,875
IT Services — 1.1%
Accenture plc , Class A ................ 6,457,115 1,943,010,475
Akamai Technologies, Inc.
(a)(b)
............ 1,553,522 156,796,975
Cognizant Technology Solutions Corp. , Class A 5,128,686 336,852,097
EPAM Systems, Inc.
(a)
................. 594,202 139,791,963
Gartner, Inc.
(a)
...................... 802,733 331,199,608
International Business Machines Corp. ..... 9,423,242 1,566,142,820
VeriSign, Inc.
(a)
..................... 907,670 153,831,912
4,627,625,850
Leisure Products — 0.0%
Hasbro, Inc. ....................... 1,344,090 82,392,717
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. .............. 3,017,916 413,575,209
Bio-Rad Laboratories, Inc. , Class A
(a)(b)
..... 215,761 58,201,530
Bio-Techne Corp.
(b)
................... 1,617,073 102,215,184
Charles River Laboratories International, Inc.
(a)(b)
528,618 121,053,522
Danaher Corp. ..................... 6,772,751 1,670,295,852
Illumina, Inc.
(a)(b)
..................... 1,635,419 201,238,308
IQVIA Holdings, Inc.
(a)(b)
................ 1,879,486 435,608,470
Mettler-Toledo International, Inc.
(a)(b)
....... 221,212 272,024,396
Revvity , Inc.
(b)
...................... 1,271,168 130,256,585
Thermo Fisher Scientific, Inc. ............ 3,979,032 2,262,955,079
Waters Corp.
(a)(b)
.................... 608,906 188,176,310
West Pharmaceutical Services, Inc. ....... 761,980 272,392,610
6,127,993,055
Machinery — 1.8%
Caterpillar, Inc. ..................... 5,242,783 1,754,077,908
Cummins, Inc. ...................... 1,403,679 396,525,281
Deere & Co. ....................... 2,681,620 1,049,612,884
Dover Corp. ....................... 1,440,707 258,318,765
Fortive Corp. ....................... 3,611,679 271,851,078
IDEX Corp. ........................ 778,830 171,700,862
Illinois Tool Works, Inc. ................ 2,800,238 683,566,098
Ingersoll Rand, Inc.
(b)
................. 4,168,783 389,030,830
Nordson Corp. ...................... 558,780 144,271,408
Otis Worldwide Corp. ................. 4,175,621 380,816,635
PACCAR, Inc. ...................... 5,386,934 571,607,567
Parker-Hannifin Corp. ................. 1,322,493 720,639,661
Pentair plc ........................ 1,702,661 134,663,459
Snap-on, Inc. ...................... 543,530 145,644,299
Stanley Black & Decker, Inc. ............ 1,579,030 144,323,342
Westinghouse Air Brake Technologies Corp. .. 1,845,078 297,205,164
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ........................ 2,482,756 $ 324,496,209
7,838,351,450
Media — 0.6%
Charter Communications, Inc. , Class A
(a)(b)
... 1,017,014 260,294,563
Comcast Corp. , Class A ............... 40,806,969 1,555,153,589
Fox Corp. , Class A, NVS ............... 2,461,126 76,319,517
Fox Corp. , Class B ................... 1,361,099 39,036,320
Interpublic Group of Cos., Inc. (The) ....... 3,946,038 120,117,397
News Corp. , Class A, NVS ............. 3,908,765 93,028,607
News Corp. , Class B
(b)
................ 1,179,063 28,934,206
Omnicom Group, Inc. ................. 2,039,028 189,303,359
Paramount Global , Class B, NVS ......... 4,971,560 56,626,068
2,418,813,626
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ............... 14,767,842 737,506,029
Newmont Corp. ..................... 11,868,959 482,354,494
Nucor Corp. ....................... 2,531,824 426,688,299
Steel Dynamics, Inc. .................. 1,566,491 203,831,809
1,850,380,631
Multi-Utilities — 0.6%
Ameren Corp. ...................... 2,707,951 200,036,340
CenterPoint Energy, Inc. ............... 6,500,641 189,428,679
CMS Energy Corp. ................... 3,032,384 183,792,794
Consolidated Edison, Inc. .............. 3,555,257 335,616,261
Dominion Energy, Inc. ................. 8,617,787 439,334,781
DTE Energy Co. .................... 2,126,151 234,556,978
NiSource, Inc. ...................... 4,259,617 118,672,930
Public Service Enterprise Group, Inc. ...... 5,131,881 354,510,340
Sempra .......................... 6,481,122 464,242,769
WEC Energy Group, Inc. ............... 3,248,503 268,456,288
2,788,648,160
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ....... 1,621,723 187,909,044
Boston Properties, Inc. ................ 1,486,747 92,014,772
279,923,816
Oil, Gas & Consumable Fuels — 3.8%
APA Corp. ........................ 3,719,640 116,945,482
Chevron Corp. ...................... 17,862,255 2,880,645,864
ConocoPhillips ..................... 12,132,690 1,524,108,518
Coterra Energy, Inc. .................. 7,746,424 211,942,161
Devon Energy Corp. .................. 6,598,277 337,699,817
Diamondback Energy, Inc. .............. 1,843,292 370,741,320
EOG Resources, Inc. ................. 6,005,615 793,521,910
EQT Corp. ........................ 4,236,431 169,838,519
Exxon Mobil Corp. ................... 40,895,395 4,836,698,367
Hess Corp. ........................ 2,834,782 446,449,817
Kinder Morgan, Inc. .................. 19,915,434 364,054,133
Marathon Oil Corp. ................... 6,027,198 161,830,266
Marathon Petroleum Corp. ............. 3,789,826 688,687,181
Occidental Petroleum Corp. ............. 6,778,303 448,316,960
ONEOK, Inc. ....................... 5,999,384 474,671,262
Phillips 66 ......................... 4,428,335 634,181,855
Pioneer Natural Resources Co. .......... 2,405,951 647,970,723
Targa Resources Corp. ................ 2,296,321 261,918,373
Valero Energy Corp. .................. 3,506,156 560,529,160
Williams Cos., Inc. (The) ............... 12,528,127 480,578,952
16,411,330,640
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(a)(b)
......... 6,729,520 90,915,815
Delta Air Lines, Inc. .................. 6,594,746 330,198,933
Southwest Airlines Co. ................ 6,144,797 159,396,034

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)(b)
.......... 3,378,135 $ 173,838,827
754,349,609
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) , Class A ..... 2,398,846 351,934,697
Kenvue , Inc. ....................... 17,749,415 334,043,990
685,978,687
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co. ............... 20,955,003 920,762,832
Catalent, Inc.
(a)
..................... 1,859,258 103,839,559
Eli Lilly & Co. ...................... 8,212,184 6,414,536,923
Johnson & Johnson .................. 24,791,404 3,584,589,104
Merck & Co., Inc. .................... 26,096,618 3,372,204,978
Pfizer, Inc. ........................ 58,149,697 1,489,795,237
Viatris , Inc. ........................ 12,357,469 142,975,916
Zoetis, Inc. , Class A .................. 4,728,228 752,923,027
16,781,627,576
Professional Services — 0.7%
Automatic Data Processing, Inc. .......... 4,230,535 1,023,324,111
Broadridge Financial Solutions, Inc. ....... 1,212,863 234,579,833
Dayforce, Inc.
(a)(b)
.................... 1,609,346 98,765,564
Equifax, Inc.
(b)
...................... 1,269,778 279,592,418
Jacobs Solutions, Inc. ................. 1,294,021 185,730,834
Leidos Holdings, Inc. ................. 1,416,106 198,566,383
Paychex, Inc. ...................... 3,298,011 391,836,687
Paycom Software, Inc. ................ 494,420 92,941,072
Robert Half, Inc. .................... 1,071,161 74,060,071
Verisk Analytics, Inc. .................. 1,493,125 325,441,525
2,904,838,498
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A ............. 3,062,552 266,105,143
CoStar Group, Inc.
(b)
.................. 4,205,501 384,929,507
651,034,650
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 1,460,904 276,943,571
Camden Property Trust ................ 1,098,453 109,493,795
Equity Residential ................... 3,554,617 228,917,335
Essex Property Trust, Inc. .............. 661,180 162,815,575
Invitation Homes, Inc. ................. 5,924,145 202,605,759
Mid-America Apartment Communities, Inc. ... 1,202,050 156,266,500
UDR, Inc. ......................... 3,118,063 118,735,839
1,255,778,374
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 756,999 78,856,586
Kimco Realty Corp. .................. 6,863,108 127,859,702
Realty Income Corp. .................. 8,564,722 458,555,216
Regency Centers Corp. ............... 1,689,845 100,072,621
Simon Property Group, Inc. ............. 3,356,398 471,674,611
1,237,018,736
Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.
(a)
.......... 16,640,191 2,635,473,451
Analog Devices, Inc. .................. 5,106,456 1,024,406,138
Applied Materials, Inc. ................ 8,569,014 1,702,234,631
Broadcom, Inc. ..................... 4,531,861 5,892,642,902
Enphase Energy, Inc.
(a)(b)
............... 1,398,377 152,087,483
First Solar, Inc.
(a)(b)
................... 1,100,349 193,991,529
Intel Corp. ........................ 43,542,098 1,326,727,726
KLA Corp. ......................... 1,392,727 959,992,794
Lam Research Corp. ................. 1,350,155 1,207,592,134
Microchip Technology, Inc. .............. 5,565,175 511,884,796
Micron Technology, Inc.
(b)
.............. 11,368,626 1,284,199,993
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. .......... 494,636 $ 331,074,714
NVIDIA Corp. ...................... 25,437,315 21,978,348,906
NXP Semiconductors NV .............. 2,654,618 680,086,585
ON Semiconductor Corp.
(a)(b)
............ 4,400,888 308,766,302
Qorvo, Inc.
(a)(b)
...................... 994,817 116,234,418
QUALCOMM, Inc. ................... 11,493,134 1,906,136,274
Skyworks Solutions, Inc. ............... 1,650,141 175,888,529
Teradyne, Inc.
(b)
..................... 1,574,584 183,155,611
Texas Instruments, Inc. ................ 9,364,323 1,652,053,864
44,222,978,780
Software — 10.3%
Adobe, Inc.
(a)(b)
...................... 4,654,896 2,154,425,516
ANSYS, Inc.
(a)(b)
..................... 895,124 290,807,885
Autodesk, Inc.
(a)
..................... 2,203,057 468,920,682
Cadence Design Systems, Inc.
(a)
......... 2,801,819 772,265,371
Fair Isaac Corp.
(a)(b)
.................. 255,948 290,073,547
Fortinet, Inc.
(a)
...................... 6,563,934 414,709,350
Gen Digital, Inc. ..................... 5,774,940 116,307,292
Intuit, Inc. ......................... 2,882,926 1,803,616,164
Microsoft Corp. ..................... 76,522,450 29,792,485,459
Oracle Corp. ....................... 16,419,664 1,867,736,780
Palo Alto Networks, Inc.
(a)(b)
............. 3,247,117 944,553,864
PTC, Inc.
(a)(b)
....................... 1,231,191 218,462,531
Roper Technologies, Inc. ............... 1,100,123 562,668,910
Salesforce, Inc. ..................... 9,968,969 2,681,054,523
ServiceNow, Inc.
(a)(b)
.................. 2,111,180 1,463,744,429
Synopsys, Inc.
(a)(b)
................... 1,570,741 833,419,467
Tyler Technologies, Inc.
(a)(b)
............. 433,808 200,224,082
44,875,475,852
Specialized REITs — 0.9%
American Tower Corp. ................ 4,800,803 823,625,763
Crown Castle, Inc. ................... 4,466,315 418,851,021
Digital Realty Trust, Inc. ............... 3,118,973 432,851,073
Equinix, Inc. ....................... 966,855 687,540,259
Extra Space Storage, Inc. .............. 2,175,848 292,172,869
Iron Mountain, Inc. ................... 3,007,054 233,106,826
Public Storage ...................... 1,629,743 422,836,821
SBA Communications Corp. ............ 1,111,057 206,789,929
VICI Properties, Inc. .................. 10,654,166 304,176,439
Weyerhaeuser Co. ................... 7,515,385 226,739,166
4,048,690,166
Specialty Retail — 1.9%
AutoZone, Inc.
(a)
.................... 178,065 526,431,366
Bath & Body Works, Inc. ............... 2,324,257 105,567,753
Best Buy Co., Inc. ................... 1,974,409 145,395,479
CarMax, Inc.
(a)(b)
..................... 1,627,288 110,606,765
Home Depot, Inc. (The) ............... 10,249,713 3,425,659,079
Lowe's Cos., Inc. .................... 5,922,835 1,350,347,152
O'Reilly Automotive, Inc.
(a)(b)
............. 608,352 616,418,747
Ross Stores, Inc. .................... 3,467,198 449,175,501
TJX Cos., Inc. (The) .................. 11,736,965 1,104,331,037
Tractor Supply Co. ................... 1,113,388 304,043,995
Ulta Beauty, Inc.
(a)
................... 500,118 202,467,771
8,340,444,645
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. ........................ 149,486,699 25,462,069,441
Hewlett Packard Enterprise Co. .......... 13,388,073 227,597,241
HP, Inc. .......................... 8,980,261 252,255,531
NetApp, Inc. ....................... 2,121,819 216,871,120
Seagate Technology Holdings plc ......... 2,006,604 172,387,350
Super Micro Computer, Inc.
(a)
............ 518,559 445,338,469

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Core S&P 500 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)(b)
............... 3,339,199 $ 236,515,465
27,013,034,617
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)(b)
.............. 264,326 216,342,901
Lululemon Athletica, Inc.
(a)
.............. 1,182,591 426,442,315
NIKE, Inc. , Class B .................. 12,535,634 1,156,537,593
Ralph Lauren Corp. , Class A ............ 401,487 65,699,333
Tapestry, Inc. ....................... 2,359,468 94,189,962
1,959,212,104
Tobacco — 0.5%
Altria Group, Inc. .................... 18,161,019 795,634,242
Philip Morris International, Inc. ........... 15,987,974 1,517,898,252
2,313,532,494
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 5,893,132 400,379,388
United Rentals, Inc. .................. 691,974 462,231,712
WW Grainger, Inc. ................... 454,911 419,132,250
1,281,743,350
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 2,005,165 245,271,783
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. .................... 5,378,083 882,919,886
Total Long-Term Investments — 99.8%
(Cost: $385,926,949,283) ........................... 434,947,252,452
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(e)
.................. 2,016,758,011 $ 2,017,363,038
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28% ................... 647,915,363 647,915,363
Total Short-Term Securities — 0.6%
(Cost: $2,664,070,601) ............................ 2,665,278,401
Total Investments — 100.4%
(Cost: $388,591,019,884 ) ........................... 437,612,530,853
Liabilities in Excess of Other Assets — (0.4)% ............. (1,731,618,796)
Net Assets — 100.0% ...............................
$ 435,880,912,057
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3,621 06/21/24 $ 917,380 $ (19,589,175)

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Core S&P 500 ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 434,947,252,452 $ — $ — $ 434,947,252,452
Short-Term Securities
Money Market Funds ...................................... 2,665,278,401 — — 2,665,278,401
$ 437,612,530,853 $ — $ — $ 437,612,530,853
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (19,589,175) $ — $ — $ (19,589,175)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
April 30, 2024
iShares
®
Russell 2000 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AAR Corp.
(a)(b)
...................... 788,344 $ 54,506,104
AeroVironment, Inc.
(a)(b)
................ 627,635 100,289,797
AerSale Corp.
(a)(b)
.................... 754,035 5,376,270
Archer Aviation, Inc. , Class A
(a)(b)
.......... 3,572,308 13,860,555
Astronics Corp.
(a)(b)
................... 635,321 10,654,333
Cadre Holdings, Inc. .................. 450,230 15,015,170
Ducommun, Inc.
(b)
................... 314,781 17,026,504
Eve Holding, Inc.
(a)(b)
.................. 405,958 2,188,114
Kratos Defense & Security Solutions, Inc.
(a)(b)
. 3,335,730 59,442,709
Leonardo DRS, Inc.
(a)(b)
................ 1,590,600 34,229,712
Moog, Inc. , Class A .................. 673,297 107,101,354
National Presto Industries, Inc. ........... 117,385 9,624,396
Park Aerospace Corp. ................. 423,376 6,041,575
Redwire Corp.
(a)(b)
.................... 229,312 866,799
Rocket Lab USA, Inc.
(a)(b)
............... 6,567,215 24,692,728
Terran Orbital Corp.
(a)(b)
................ 2,289,856 3,022,610
Triumph Group, Inc.
(a)(b)
................ 1,494,572 19,967,482
V2X, Inc.
(a)(b)
....................... 267,408 12,990,681
Virgin Galactic Holdings, Inc. , Class C
(a)(b)
.... 8,269,032 7,194,885
504,091,778
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)(b)
...... 1,203,879 15,433,729
Forward Air Corp. ................... 599,720 13,205,834
Hub Group, Inc. , Class A ............... 1,465,113 58,926,845
Radiant Logistics, Inc.
(b)
............... 833,237 4,116,191
91,682,599
Automobile Components — 1.2%
Adient plc
(a)(b)
....................... 2,131,456 63,666,591
American Axle & Manufacturing Holdings, Inc.
(b)
2,653,741 19,478,459
Cooper-Standard Holdings, Inc.
(a)(b)
........ 393,573 6,072,831
Dana, Inc. ......................... 3,057,685 38,007,024
Dorman Products, Inc.
(a)(b)
.............. 610,666 53,402,742
Fox Factory Holding Corp.
(a)(b)
........... 991,804 38,601,012
Gentherm , Inc.
(a)(b)
................... 758,740 38,369,482
Goodyear Tire & Rubber Co. (The)
(b)
....... 6,542,350 78,246,506
Holley, Inc.
(a)(b)
...................... 1,228,128 4,937,074
LCI Industries ...................... 576,683 59,963,498
Luminar Technologies, Inc. , Class A
(a)(b)
..... 6,939,138 10,200,533
Modine Manufacturing Co.
(a)(b)
........... 1,203,576 111,487,245
Patrick Industries, Inc. ................ 498,369 52,074,577
Solid Power, Inc. , Class A
(a)(b)
............ 3,628,016 6,131,347
Standard Motor Products, Inc. ........... 472,272 15,159,931
Stoneridge, Inc.
(a)(b)
................... 611,634 9,162,277
Visteon Corp.
(b)
..................... 641,260 70,942,594
XPEL, Inc.
(a)(b)(c)
..................... 525,705 27,625,798
703,529,521
Automobiles — 0.1%
Livewire Group, Inc.
(a)(b)
................ 379,606 2,539,564
Winnebago Industries, Inc. ............. 666,462 41,040,730
Workhorse Group, Inc.
(a)(b)
.............. 5,089,590 769,546
44,349,840
Banks — 8.6%
1st Source Corp. .................... 405,188 20,097,325
ACNB Corp. ....................... 206,467 6,718,436
Amalgamated Financial Corp. ........... 443,698 10,888,349
Amerant Bancorp, Inc. , Class A .......... 650,517 14,090,198
Ameris Bancorp ..................... 1,590,025 75,494,387
Ames National Corp. ................. 227,075 4,371,194
Arrow Financial Corp. ................. 363,346 8,091,715
Associated Banc-Corp. ................ 3,647,197 76,846,441
Atlantic Union Bankshares Corp. ......... 2,021,736 64,230,553
Security
Shares
Shares Value
Banks (continued)
Axos Financial, Inc.
(a)(b)
................ 1,329,518 $ 67,286,906
Banc of California, Inc. ................ 3,241,663 44,378,366
BancFirst Corp. ..................... 526,625 46,959,151
Bancorp, Inc. (The)
(a)(b)
................ 1,238,319 37,075,271
Bank First Corp. .................... 221,524 17,099,438
Bank of Hawaii Corp. ................. 877,782 49,761,462
Bank of Marin Bancorp ................ 409,365 5,878,481
Bank of NT Butterfield & Son Ltd. (The) ..... 1,182,281 40,197,554
Bank7 Corp. ....................... 83,259 2,272,971
BankUnited, Inc. .................... 1,694,034 45,281,529
Bankwell Financial Group, Inc. ........... 173,850 3,986,381
Banner Corp. ...................... 787,353 34,352,211
Bar Harbor Bankshares ............... 404,006 10,132,470
BayCom Corp. ..................... 301,076 5,955,283
BCB Bancorp, Inc. ................... 409,943 3,861,663
Berkshire Hills Bancorp, Inc. ............ 927,122 19,766,241
Blue Foundry Bancorp
(a)(b)
.............. 580,927 4,961,117
Blue Ridge Bankshares , Inc.
(b)
........... 501,718 1,254,295
Bridgewater Bancshares, Inc.
(b)
.......... 514,629 5,599,164
Brookline Bancorp, Inc. ................ 2,008,091 16,667,155
Burke & Herbert Financial Services Corp.
(a)
.. 153,790 8,055,520
Business First Bancshares, Inc. .......... 573,640 11,581,792
Byline Bancorp, Inc. .................. 633,510 13,728,162
C&F Financial Corp. .................. 78,089 3,058,746
Cadence Bank ..................... 3,776,669 104,500,431
Cambridge Bancorp .................. 183,356 11,252,558
Camden National Corp. ............... 359,636 11,227,836
Capital Bancorp, Inc. ................. 248,699 4,824,761
Capital City Bank Group, Inc. ............ 330,095 8,754,119
Capitol Federal Financial, Inc. ........... 2,969,386 14,163,971
Carter Bankshares , Inc.
(a)(b)
............. 581,504 7,076,904
Cathay General Bancorp ............... 1,535,490 52,882,276
Central Pacific Financial Corp. ........... 535,366 10,675,198
Chemung Financial Corp. .............. 91,424 3,854,893
ChoiceOne Financial Services, Inc.
(a)
....... 164,593 4,091,782
Citizens & Northern Corp. .............. 377,466 6,435,795
Citizens Financial Services, Inc. .......... 94,197 3,805,559
City Holding Co. .................... 343,490 34,699,360
Civista Bancshares, Inc. ............... 410,764 5,865,710
CNB Financial Corp. .................. 538,491 10,231,329
Coastal Financial Corp.
(a)(b)
............. 259,466 10,036,145
Codorus Valley Bancorp, Inc. ............ 221,241 4,911,550
Colony Bankcorp , Inc. ................ 485,356 5,275,820
Columbia Financial, Inc.
(a)(b)
............. 706,751 11,732,067
Community Bank System, Inc. ........... 1,179,635 50,983,825
Community Trust Bancorp, Inc. .......... 394,832 16,586,892
Community West Bancshares ........... 368,814 6,332,536
ConnectOne Bancorp, Inc. ............. 891,020 15,958,168
CrossFirst Bankshares , Inc.
(a)(b)
.......... 1,092,854 13,201,676
Customers Bancorp, Inc.
(b)
.............. 693,278 31,662,006
CVB Financial Corp. .................. 3,259,973 53,267,959
Dime Community Bancshares, Inc. ........ 854,976 15,560,563
Eagle Bancorp, Inc. .................. 718,066 13,277,040
Eastern Bankshares , Inc. .............. 3,702,802 46,507,193
Enterprise Bancorp, Inc. ............... 238,860 5,804,298
Enterprise Financial Services Corp. ....... 890,700 33,855,507
Equity Bancshares, Inc. , Class A ......... 363,696 12,114,714
Esquire Financial Holdings, Inc. .......... 163,858 7,711,157
ESSA Bancorp, Inc. .................. 192,076 3,111,631
Evans Bancorp, Inc. .................. 137,210 3,511,204
Farmers & Merchants Bancorp, Inc. ....... 323,797 6,637,839
Farmers National Banc Corp. ............ 898,941 10,634,472
FB Financial Corp. ................... 865,772 31,730,544
Fidelity D&D Bancorp, Inc. .............. 111,539 5,063,871
Financial Institutions, Inc. .............. 375,184 6,460,668

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Bancorp ...................... 4,670,132 $ 92,882,748
First Bancorp, Inc. (The) ............... 259,156 5,722,164
First Bancshares, Inc. (The) ............. 748,349 17,915,475
First Bank ......................... 534,113 6,238,440
First Busey Corp. .................... 1,281,273 28,623,639
First Business Financial Services, Inc. ...... 204,711 6,769,793
First Commonwealth Financial Corp. ....... 2,400,273 31,659,601
First Community Bankshares , Inc. ........ 419,637 13,923,556
First Community Corp. ................ 164,419 2,717,846
First Financial Bancorp ................ 2,149,059 47,515,694
First Financial Bankshares , Inc. .......... 3,049,207 90,134,559
First Financial Corp. .................. 305,102 11,108,764
First Foundation, Inc. ................. 1,206,538 6,611,828
First Interstate BancSystem , Inc. , Class A ... 1,999,483 53,386,196
First Merchants Corp. ................. 1,450,377 48,471,599
First Mid Bancshares, Inc. .............. 565,532 17,508,871
First of Long Island Corp. (The) .......... 601,883 5,699,832
First Western Financial, Inc.
(a)(b)
.......... 211,512 3,525,905
Five Star Bancorp ................... 316,328 6,839,011
Flushing Financial Corp. ............... 677,789 7,469,235
FS Bancorp, Inc. .................... 153,199 4,775,213
Fulton Financial Corp. ................. 3,572,873 59,131,048
FVCBankcorp , Inc.
(a)(b)
................ 395,313 4,550,053
German American Bancorp, Inc. .......... 694,787 22,045,592
Glacier Bancorp, Inc. ................. 2,613,667 94,562,472
Great Southern Bancorp, Inc. ............ 229,678 11,805,449
Greene County Bancorp, Inc.
(a)
........... 164,405 4,836,795
Guaranty Bancshares, Inc.
(a)
............ 217,821 6,257,997
Hancock Whitney Corp. ............... 2,076,984 94,274,304
Hanmi Financial Corp. ................ 646,586 9,892,766
HarborOne Bancorp, Inc. .............. 987,165 9,999,981
HBT Financial, Inc. ................... 366,076 6,755,933
Heartland Financial USA, Inc. ........... 1,034,365 43,557,110
Heritage Commerce Corp. .............. 1,547,247 12,285,141
Heritage Financial Corp. ............... 750,379 13,311,723
Hilltop Holdings, Inc. .................. 1,134,365 33,191,520
Hingham Institution for Savings (The)
(a)
..... 36,833 6,221,094
Home Bancorp, Inc. .................. 183,674 6,428,590
Home BancShares , Inc.
(a)
.............. 4,506,187 106,706,508
HomeStreet , Inc. .................... 427,919 5,242,008
HomeTrust Bancshares, Inc. ............ 377,484 9,701,339
Hope Bancorp, Inc. .................. 2,807,153 28,127,673
Horizon Bancorp, Inc. ................. 1,082,275 12,424,517
Independent Bank Corp. ............... 1,407,498 58,808,001
Independent Bank Group, Inc. ........... 841,041 31,320,367
International Bancshares Corp. .......... 1,286,893 71,615,595
John Marshall Bancorp, Inc. ............ 286,834 4,738,498
Kearny Financial Corp. ................ 1,346,983 7,273,708
Lakeland Bancorp, Inc. ................ 1,561,722 19,037,391
Lakeland Financial Corp. ............... 610,448 35,876,029
LCNB Corp. ....................... 257,046 3,624,349
Live Oak Bancshares, Inc.
(a)
............. 798,580 25,810,106
Macatawa Bank Corp. ................ 677,340 9,482,760
MainStreet Bancshares, Inc. ............ 148,333 2,265,045
Mercantile Bank Corp. ................ 392,766 14,170,997
Metrocity Bankshares , Inc. ............. 475,166 10,919,315
Metropolitan Bank Holding Corp.
(a)(b)
....... 247,290 9,817,413
Mid Penn Bancorp, Inc. ................ 373,785 7,561,671
Middlefield Banc Corp. ................ 173,913 3,733,912
Midland States Bancorp, Inc. ............ 547,391 11,987,863
MidWestOne Financial Group, Inc. ........ 400,646 8,081,030
MVB Financial Corp. ................. 289,642 5,204,867
National Bank Holdings Corp. , Class A ..... 810,224 26,518,632
National Bankshares , Inc. .............. 146,174 3,918,925
NBT Bancorp, Inc. ................... 1,056,997 37,005,465
Security
Shares
Shares Value
Banks (continued)
Nicolet Bankshares , Inc. ............... 311,514 $ 23,840,166
Northeast Bank
(a)
.................... 163,483 8,455,341
Northeast Community Bancorp, Inc. ....... 307,873 4,858,236
Northfield Bancorp, Inc. ............... 941,330 7,850,692
Northrim Bancorp, Inc. ................ 132,000 6,309,600
Northwest Bancshares, Inc. ............. 2,927,381 31,030,239
Norwood Financial Corp. ............... 173,991 4,191,443
Oak Valley Bancorp .................. 155,579 3,757,233
OceanFirst Financial Corp. ............. 1,416,842 20,912,588
OFG Bancorp ...................... 1,092,553 39,452,089
Old National Bancorp ................. 7,458,828 123,369,015
Old Second Bancorp, Inc. .............. 1,064,627 14,585,390
Orange County Bancorp, Inc.
(a)
........... 121,441 5,247,466
Origin Bancorp, Inc. .................. 708,134 21,031,580
Orrstown Financial Services, Inc. ......... 266,974 7,000,058
Pacific Premier Bancorp, Inc. ............ 2,232,995 48,009,393
Park National Corp.
(a)
................. 344,632 45,391,481
Parke Bancorp, Inc. .................. 285,139 4,693,388
Pathward Financial, Inc. ............... 610,917 30,771,889
PCB Bancorp ...................... 289,231 4,211,203
Peapack-Gladstone Financial Corp. ....... 432,617 9,681,968
Penns Woods Bancorp, Inc. ............. 167,285 2,924,142
Peoples Bancorp, Inc. ................ 851,403 24,724,743
Peoples Financial Services Corp. ......... 180,786 6,846,366
Pioneer Bancorp, Inc.
(b)
................ 282,114 2,498,119
Plumas Bancorp .................... 129,144 4,540,703
Ponce Financial Group, Inc.
(a)(b)
.......... 437,910 3,520,796
Preferred Bank ..................... 200,051 15,141,860
Premier Financial Corp. ............... 870,332 16,867,034
Primis Financial Corp. ................. 512,326 4,979,809
Princeton Bancorp, Inc. ................ 113,714 3,314,763
Provident Financial Services, Inc. ......... 1,841,298 27,030,255
QCR Holdings, Inc.
(a)
................. 401,088 22,043,796
RBB Bancorp ...................... 437,067 7,762,310
Red River Bancshares, Inc. ............. 114,178 5,161,987
Renasant Corp. ..................... 1,275,976 37,079,863
Republic Bancorp, Inc. , Class A .......... 215,265 10,918,241
S&T Bancorp, Inc. ................... 889,888 26,830,123
Sandy Spring Bancorp, Inc. ............. 1,112,632 22,753,324
Seacoast Banking Corp. of Florida ........ 1,976,746 45,603,530
ServisFirst Bancshares, Inc. ............ 1,183,402 69,773,382
Shore Bancshares, Inc. ................ 747,984 7,741,634
Sierra Bancorp ..................... 364,221 7,218,860
Simmons First National Corp. , Class A ..... 2,893,233 49,445,352
SmartFinancial , Inc. .................. 405,325 8,329,429
South Plains Financial, Inc. ............. 313,647 8,129,730
Southern First Bancshares, Inc.
(b)
......... 194,177 5,013,650
Southern Missouri Bancorp, Inc. .......... 229,865 9,217,587
Southern States Bancshares, Inc. ......... 166,737 4,030,033
Southside Bancshares, Inc. ............. 687,077 18,317,473
SouthState Corp. .................... 1,803,227 136,504,284
Stellar Bancorp, Inc. .................. 1,146,332 25,448,570
Sterling Bancorp, Inc.
(a)(b)
............... 484,036 2,289,490
Stock Yards Bancorp, Inc. .............. 651,796 29,037,512
Summit Financial Group, Inc. ............ 285,474 7,556,497
Texas Capital Bancshares, Inc.
(b)
......... 1,128,838 64,795,301
Third Coast Bancshares, Inc.
(b)
........... 314,662 6,110,736
Timberland Bancorp, Inc. .............. 191,820 4,680,408
Tompkins Financial Corp. .............. 323,184 14,213,632
Towne Bank ....................... 1,704,864 44,104,832
TriCo Bancshares ................... 754,659 26,239,493
Triumph Financial, Inc.
(a)(b)
.............. 521,312 36,679,512
TrustCo Bank Corp. .................. 411,743 10,960,599
Trustmark Corp. .................... 1,402,281 41,507,518
UMB Financial Corp. ................. 1,051,641 83,773,722

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
United Bankshares , Inc. ............... 3,068,383 $ 99,599,712
United Community Banks, Inc. ........... 2,613,555 65,939,993
Unity Bancorp, Inc. ................... 190,780 5,135,798
Univest Financial Corp. ................ 752,074 15,695,784
USCB Financial Holdings, Inc. , Class A ..... 252,806 2,816,259
Valley National Bancorp ............... 10,152,242 71,167,216
Veritex Holdings, Inc. ................. 1,143,448 22,274,367
Virginia National Bankshares Corp.
(a)
....... 111,241 3,138,109
WaFd , Inc. ........................ 1,609,249 43,594,555
Washington Trust Bancorp, Inc. .......... 446,830 11,376,292
WesBanco , Inc. ..................... 1,411,874 38,120,598
West Bancorp, Inc. ................... 422,017 6,861,996
Westamerica Bancorp ................ 612,507 28,512,201
WSFS Financial Corp. ................ 1,459,862 62,379,903
4,968,757,516
Beverages — 0.4%
Coca-Cola Consolidated, Inc. ............ 111,566 92,153,516
Duckhorn Portfolio, Inc. (The)
(a)(b)
......... 1,213,572 10,278,955
MGP Ingredients, Inc.
(a)
................ 369,922 29,016,682
National Beverage Corp.
(b)
.............. 553,649 24,637,380
Primo Water Corp. ................... 3,660,131 69,066,672
Vita Coco Co., Inc. (The)
(a)(b)
............ 869,645 21,080,195
Zevia PBC , Class A
(a)(b)
................ 521,754 449,178
246,682,578
Biotechnology — 7.6%
2seventy bio, Inc.
(a)(b)
................. 1,173,757 5,352,332
4D Molecular Therapeutics, Inc.
(a)(b)
........ 944,012 22,590,207
89bio, Inc.
(a)(b)
...................... 1,854,079 15,778,212
Aadi Bioscience, Inc.
(b)
................ 377,523 724,844
ACADIA Pharmaceuticals, Inc.
(a)(b)
......... 2,848,516 47,598,702
ACELYRIN, Inc.
(a)(b)
.................. 1,661,255 6,944,046
Acrivon Therapeutics, Inc.
(a)(b)
............ 267,146 2,428,357
Actinium Pharmaceuticals, Inc.
(a)(b)
........ 650,357 5,007,749
Adicet Bio, Inc.
(a)(b)
................... 1,203,135 1,792,671
ADMA Biologics, Inc.
(a)(b)
............... 4,940,094 32,209,413
Aerovate Therapeutics, Inc.
(a)(b)
........... 262,454 5,251,705
Agenus, Inc.
(a)(b)
..................... 449,337 5,445,964
Agios Pharmaceuticals, Inc.
(a)(b)
.......... 1,286,113 41,798,672
Akero Therapeutics, Inc.
(a)(b)
............. 1,430,277 28,448,210
Aldeyra Therapeutics, Inc.
(a)(b)
............ 1,102,284 4,342,999
Alector , Inc.
(a)(b)
..................... 1,666,023 8,463,397
Alkermes plc
(b)
...................... 3,839,671 94,225,526
Allakos , Inc.
(b)
...................... 1,537,139 1,613,996
Allogene Therapeutics, Inc.
(a)(b)
........... 2,212,885 6,107,563
Allovir , Inc.
(a)(b)
...................... 1,245,476 989,406
Alpine Immune Sciences, Inc.
(b)
.......... 895,424 57,835,436
Altimmune , Inc.
(a)(b)
................... 1,245,395 8,157,337
ALX Oncology Holdings, Inc.
(a)(b)
.......... 618,335 10,524,062
Amicus Therapeutics, Inc.
(a)(b)
............ 6,747,526 67,407,785
AnaptysBio , Inc.
(a)(b)
.................. 436,384 10,621,587
Anavex Life Sciences Corp.
(a)(b)
.......... 1,672,084 6,103,107
Anika Therapeutics, Inc.
(a)(b)
............. 342,900 8,877,681
Annexon , Inc.
(a)(b)
.................... 1,580,007 7,189,032
Apogee Therapeutics, Inc.
(a)(b)
........... 965,913 48,585,424
Arbutus Biopharma Corp.
(a)(b)
............ 2,875,275 7,849,501
Arcellx , Inc.
(a)(b)
..................... 894,495 44,742,640
Arcturus Therapeutics Holdings, Inc.
(a)(b)
..... 543,629 13,900,594
Arcus Biosciences, Inc.
(a)(b)
............. 1,249,493 19,029,778
Arcutis Biotherapeutics, Inc.
(a)(b)
.......... 1,846,184 15,360,251
Ardelyx , Inc.
(a)(b)
..................... 5,380,714 34,436,570
ArriVent Biopharma, Inc.
(a)(b)
............. 227,085 3,751,444
Arrowhead Pharmaceuticals, Inc.
(a)(b)
....... 2,705,116 61,189,724
ARS Pharmaceuticals, Inc.
(a)(b)
........... 569,158 4,951,675
Security
Shares
Shares Value
Biotechnology (continued)
Astria Therapeutics, Inc.
(a)(b)
............. 1,167,725 $ 10,719,715
Atara Biotherapeutics, Inc.
(a)(b)
........... 2,277,427 1,571,425
Aura Biosciences, Inc.
(b)
............... 792,790 5,866,646
Aurinia Pharmaceuticals, Inc.
(a)(b)
......... 3,142,433 15,994,984
Avid Bioservices , Inc.
(a)(b)
............... 1,456,951 11,116,536
Avidity Biosciences, Inc.
(a)(b)
............. 1,721,777 41,546,479
Avita Medical, Inc.
(a)(b)
................. 603,391 5,068,484
Beam Therapeutics, Inc.
(a)(b)
............. 1,735,276 36,822,557
BioAtla , Inc.
(a)(b)
..................... 993,604 2,240,577
BioCryst Pharmaceuticals, Inc.
(a)(b)
........ 4,449,415 18,376,084
Biohaven Ltd.
(a)(b)
.................... 1,597,667 61,989,480
Biomea Fusion, Inc.
(a)(b)
................ 458,182 4,920,875
Bioxcel Therapeutics, Inc.
(a)(b)
............ 482,125 1,214,955
Bluebird Bio, Inc.
(a)(b)
.................. 4,420,546 3,921,466
Blueprint Medicines Corp.
(a)(b)
............ 1,416,416 129,375,437
Bridgebio Pharma, Inc.
(a)(b)
.............. 2,722,433 69,748,733
Cabaletta Bio, Inc.
(a)(b)
................. 799,403 8,509,645
CareDx , Inc.
(a)(b)
..................... 1,216,836 9,442,647
Cargo Therapeutics, Inc.
(a)(b)
............. 498,633 9,523,890
Caribou Biosciences, Inc.
(a)(b)
............ 1,908,273 6,927,031
Carisma Therapeutics, Inc.
(a)(b)
........... 620,060 1,010,698
Cartesian Therapeutics, Inc.
(a)(b)
.......... 82,806 1,827,528
Catalyst Pharmaceuticals, Inc.
(a)(b)
......... 2,576,894 38,782,255
Celcuity , Inc.
(a)(b)
..................... 427,785 6,746,169
Celldex Therapeutics, Inc.
(a)(b)
............ 1,447,627 54,170,202
Century Therapeutics, Inc.
(a)(b)
........... 535,191 1,557,406
Cerevel Therapeutics Holdings, Inc.
(a)(b)
..... 1,673,625 71,480,524
CG oncology, Inc.
(a)(b)
................. 539,282 21,673,744
Cogent Biosciences, Inc.
(a)(b)
............ 1,925,690 12,516,985
Coherus Biosciences, Inc.
(a)(b)
............ 2,428,037 4,758,953
Compass Therapeutics, Inc.
(a)(b)
.......... 2,061,133 2,968,031
Crinetics Pharmaceuticals, Inc.
(a)(b)
........ 1,536,426 67,326,187
Cue Biopharma, Inc.
(a)(b)
............... 810,192 1,539,365
Cullinan Therapeutics, Inc.
(b)
............ 598,587 16,167,835
Cytokinetics, Inc.
(a)(b)
.................. 2,225,787 136,485,259
Day One Biopharmaceuticals, Inc.
(a)(b)
...... 1,447,624 24,754,370
Deciphera Pharmaceuticals, Inc.
(a)(b)
....... 1,236,907 31,256,640
Denali Therapeutics, Inc.
(a)(b)
............ 2,783,753 42,981,146
Design Therapeutics, Inc.
(a)(b)
............ 766,498 2,698,073
Disc Medicine, Inc.
(a)(b)
................ 225,890 6,288,778
Dynavax Technologies Corp.
(a)(b)
.......... 3,023,039 34,371,953
Dyne Therapeutics, Inc.
(a)(b)
............. 1,380,199 34,932,837
Eagle Pharmaceuticals, Inc.
(a)(b)
.......... 238,093 973,800
Editas Medicine, Inc.
(a)(b)
............... 1,925,687 10,032,829
Emergent BioSolutions, Inc.
(a)(b)
.......... 1,291,884 2,428,742
Enanta Pharmaceuticals, Inc.
(a)(b)
......... 481,277 6,612,746
Entrada Therapeutics, Inc.
(a)(b)
........... 486,114 5,760,451
Erasca , Inc.
(a)(b)
..................... 1,910,942 3,840,993
Fate Therapeutics, Inc.
(a)(b)
.............. 1,982,253 7,829,899
Fennec Pharmaceuticals, Inc.
(a)(b)
......... 396,304 3,638,071
FibroGen , Inc.
(a)(b)
.................... 2,175,289 2,436,324
Foghorn Therapeutics, Inc.
(b)
............ 470,120 2,566,855
Genelux Corp.
(a)(b)
................... 433,070 1,346,848
Generation Bio Co.
(a)(b)
................ 1,057,043 2,991,432
Geron Corp.
(a)(b)
..................... 11,911,010 46,810,269
Gritstone bio, Inc.
(a)(b)
................. 2,088,686 1,670,949
Halozyme Therapeutics, Inc.
(a)(b)
.......... 3,029,728 115,432,637
Heron Therapeutics, Inc.
(a)(b)
............. 2,401,243 5,570,884
HilleVax , Inc.
(a)(b)
.................... 618,856 8,168,899
Humacyte , Inc.
(a)(b)
................... 1,444,065 5,660,735
Ideaya Biosciences, Inc.
(a)(b)
............. 1,532,816 62,308,970
IGM Biosciences, Inc.
(a)(b)
.............. 301,363 2,902,126
Immuneering Corp. , Class A
(a)(b)
.......... 491,452 697,862
ImmunityBio , Inc.
(a)(b)
.................. 3,115,447 24,892,422
Immunovant , Inc.
(a)(b)
.................. 1,260,540 34,589,218

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Inhibrx , Inc.
(a)(b)
..................... 801,008 $ 27,266,312
Inozyme Pharma, Inc.
(a)(b)
.............. 1,151,600 5,078,556
Insmed , Inc.
(a)(b)
..................... 3,238,407 80,053,421
Intellia Therapeutics, Inc.
(a)(b)
............ 2,090,278 44,731,949
Iovance Biotherapeutics, Inc.
(a)(b)
.......... 5,534,030 65,190,873
Ironwood Pharmaceuticals, Inc. , Class A
(a)(b)
.. 3,227,206 25,010,846
iTeos Therapeutics, Inc.
(a)(b)
............. 593,028 6,369,121
Janux Therapeutics, Inc.
(a)(b)
............. 400,972 22,855,404
KalVista Pharmaceuticals, Inc.
(a)(b)
......... 723,571 8,212,531
Karyopharm Therapeutics, Inc.
(a)(b)
........ 2,602,517 2,680,592
Keros Therapeutics, Inc.
(a)(b)
............. 595,738 33,593,666
Kezar Life Sciences, Inc.
(a)(b)
............ 1,637,643 1,350,237
Kiniksa Pharmaceuticals Ltd. , Class A
(a)(b)
.... 740,206 13,856,656
Kodiak Sciences, Inc.
(a)(b)
............... 760,183 2,440,187
Krystal Biotech, Inc.
(a)(b)
................ 503,300 77,065,296
Kura Oncology, Inc.
(a)(b)
................ 1,646,202 32,298,483
Kymera Therapeutics, Inc.
(a)(b)
........... 952,830 32,034,145
Larimar Therapeutics, Inc.
(a)(b)
............ 608,236 4,190,746
LENZ Therapeutics, Inc.
(a)
.............. 91,291 1,448,788
Lexeo Therapeutics, Inc.
(b)
.............. 219,767 2,736,099
Lexicon Pharmaceuticals, Inc.
(a)(b)
......... 2,194,042 3,378,825
Lineage Cell Therapeutics, Inc.
(a)(b)
........ 2,932,707 3,196,651
Lyell Immunopharma , Inc.
(a)(b)
............ 4,060,036 8,810,278
MacroGenics , Inc.
(a)(b)
................. 1,411,016 20,854,816
Madrigal Pharmaceuticals, Inc.
(a)(b)
........ 345,296 70,447,290
MannKind Corp.
(a)(b)
.................. 6,049,195 24,862,191
MeiraGTx Holdings plc
(b)
............... 747,186 3,646,268
Merrimack Pharmaceuticals, Inc.
(a)(b)
....... 240,671 3,547,491
Mersana Therapeutics, Inc.
(a)(b)
........... 2,588,845 8,206,639
MiMedx Group, Inc.
(a)(b)
................ 2,676,284 16,485,909
Mineralys Therapeutics, Inc.
(a)(b)
.......... 442,737 5,423,528
Mirum Pharmaceuticals, Inc.
(a)(b)
.......... 577,848 14,509,763
Monte Rosa Therapeutics, Inc.
(a)(b)
........ 718,908 3,824,591
Morphic Holding, Inc.
(a)(b)
............... 885,779 24,155,193
Mural Oncology plc
(b)
................. 385,803 1,427,471
Myriad Genetics, Inc.
(a)(b)
............... 2,033,767 39,800,820
Nkarta , Inc.
(b)
....................... 712,347 4,758,478
Novavax, Inc.
(a)(b)
.................... 2,690,668 11,650,592
Nurix Therapeutics, Inc.
(b)
.............. 1,105,886 13,292,750
Nuvalent , Inc. , Class A
(a)(b)
.............. 622,116 42,851,350
Nuvectis Pharma, Inc.
(a)(b)
.............. 159,610 970,429
Ocean Biomedical, Inc.
(a)(b)
.............. 179,281 250,993
Olema Pharmaceuticals, Inc.
(a)(b)
.......... 627,939 6,386,140
Omega Therapeutics, Inc.
(a)(b)
............ 546,599 1,218,916
Organogenesis Holdings, Inc. , Class A
(a)(b)
... 1,623,010 3,814,073
ORIC Pharmaceuticals, Inc.
(a)(b)
.......... 910,027 8,035,538
Outlook Therapeutics, Inc.
(a)(b)
........... 184,589 1,646,534
Ovid therapeutics, Inc.
(b)
............... 1,328,379 4,051,556
PDL BioPharma, Inc.
(b)(d)
............... 11,853 —
PDS Biotechnology Corp.
(a)(b)
............ 680,228 2,278,764
PepGen , Inc.
(a)(b)
.................... 238,856 2,933,152
PMV Pharmaceuticals, Inc.
(a)(b)
........... 889,855 1,601,739
Poseida Therapeutics, Inc.
(a)(b)
........... 1,617,776 3,915,018
Precigen , Inc.
(a)(b)
.................... 3,183,618 4,202,376
Prelude Therapeutics, Inc.
(a)(b)
........... 339,620 1,280,367
Prime Medicine, Inc.
(a)(b)
............... 937,262 4,611,329
ProKidney Corp. , Class A
(a)(b)
............ 1,032,948 2,133,038
Protagonist Therapeutics, Inc.
(a)(b)
......... 1,329,568 33,385,452
Protalix BioTherapeutics , Inc.
(a)(b)
......... 1,454,526 1,658,160
Prothena Corp. plc
(b)
.................. 977,664 19,885,686
PTC Therapeutics, Inc.
(a)(b)
.............. 1,683,133 54,112,726
Rallybio Corp.
(a)(b)
.................... 676,775 1,299,408
RAPT Therapeutics, Inc.
(a)(b)
............. 692,301 5,330,718
Recursion Pharmaceuticals, Inc. , Class A
(a)(b)
. 3,239,193 25,330,489
REGENXBIO, Inc.
(b)
.................. 957,648 14,699,897
Security
Shares
Shares Value
Biotechnology (continued)
Relay Therapeutics, Inc.
(a)(b)
............. 2,203,779 $ 14,368,639
Reneo Pharmaceuticals, Inc.
(a)(b)
.......... 433,499 723,943
Replimune Group, Inc.
(a)(b)
.............. 1,154,447 7,330,738
REVOLUTION Medicines, Inc.
(a)(b)
......... 3,246,531 121,030,676
Rhythm Pharmaceuticals, Inc.
(a)(b)
......... 1,244,253 49,471,499
Rigel Pharmaceuticals, Inc.
(a)(b)
........... 3,915,044 4,110,796
Rocket Pharmaceuticals, Inc.
(a)(b)
......... 1,460,752 31,435,383
Sage Therapeutics, Inc.
(a)(b)
............. 1,227,150 17,106,471
Sagimet Biosciences, Inc. , Class A
(a)(b)
...... 557,091 2,172,655
Sana Biotechnology, Inc.
(a)(b)
............ 2,228,742 20,058,678
Sangamo Therapeutics, Inc.
(a)(b)
.......... 3,394,808 1,747,987
Savara , Inc.
(a)(b)
..................... 2,113,225 9,678,570
Scholar Rock Holding Corp.
(a)(b)
.......... 1,338,891 19,641,531
Seres Therapeutics, Inc.
(a)(b)
............. 2,559,578 2,535,518
SpringWorks Therapeutics, Inc.
(b)
......... 1,595,735 74,504,867
Stoke Therapeutics, Inc.
(a)(b)
............. 643,200 7,094,496
Summit Therapeutics, Inc.
(a)(b)
............ 2,690,215 10,572,545
Sutro Biopharma, Inc.
(a)(b)
.............. 1,433,641 4,867,211
Syndax Pharmaceuticals, Inc.
(a)(b)
......... 1,826,515 38,594,262
Tango Therapeutics, Inc.
(a)(b)
............. 1,041,849 8,022,237
Tenaya Therapeutics, Inc.
(b)
............. 1,085,601 4,928,629
TG Therapeutics, Inc.
(a)(b)
............... 3,224,957 44,052,913
Travere Therapeutics, Inc.
(a)(b)
........... 1,691,824 9,355,787
Turnstone Biologics Corp.
(a)(b)
............ 279,960 727,896
Twist Bioscience Corp.
(a)(b)
.............. 1,344,460 41,987,486
Tyra Biosciences, Inc.
(a)(b)
.............. 329,253 5,630,226
UroGen Pharma Ltd.
(a)(b)
............... 645,654 8,922,938
Vanda Pharmaceuticals, Inc.
(b)
........... 1,344,426 6,399,468
Vaxcyte , Inc.
(a)(b)
..................... 2,477,558 150,016,137
Vaxxinity , Inc. , Class A
(a)(b)
.............. 993,061 121,849
Vera Therapeutics, Inc. , Class A
(a)(b)
........ 935,526 36,962,632
Veracyte , Inc.
(a)(b)
.................... 1,694,028 33,152,128
Vericel Corp.
(a)(b)
..................... 1,108,357 50,840,336
Verve Therapeutics, Inc.
(a)(b)
............. 1,553,760 9,338,098
Vigil Neuroscience, Inc.
(a)(b)
............. 357,591 933,312
Viking Therapeutics, Inc.
(a)(b)
............. 2,385,221 189,815,887
Vir Biotechnology, Inc.
(b)
............... 1,961,600 16,595,136
Viridian Therapeutics, Inc.
(a)(b)
............ 1,151,660 15,271,012
Vor BioPharma, Inc.
(a)(b)
................ 776,405 1,335,417
Voyager Therapeutics, Inc.
(a)(b)
........... 901,016 7,045,945
X4 Pharmaceuticals, Inc.
(a)(b)
............ 2,982,844 3,340,785
Xencor , Inc.
(a)(b)
..................... 1,343,130 28,125,142
XOMA Corp.
(a)(b)
..................... 163,464 4,142,178
Y- mAbs Therapeutics, Inc.
(a)(b)
........... 859,277 13,069,603
Zentalis Pharmaceuticals, Inc.
(a)(b)
......... 1,355,599 14,992,925
Zura Bio Ltd. , Class A
(a)(b)
.............. 333,588 1,424,421
Zymeworks , Inc.
(a)(b)
.................. 1,290,337 11,071,091
4,371,279,523
Broadline Retail — 0.1%
Big Lots, Inc.
(b)
...................... 704,563 2,480,062
ContextLogic , Inc. , Class A
(a)(b)
........... 575,482 3,193,925
Dillard's, Inc. , Class A
(a)
................ 79,452 34,799,181
Savers Value Village, Inc.
(a)(b)
............ 603,330 9,967,012
50,440,180
Building Products — 2.1%
AAON, Inc.
(a)
....................... 1,580,099 148,671,515
American Woodmark Corp.
(b)
............ 372,888 34,335,527
Apogee Enterprises, Inc. ............... 525,329 32,454,826
AZZ, Inc. ......................... 666,343 47,730,149
CSW Industrials, Inc.
(a)
................ 356,824 84,788,519
Gibraltar Industries, Inc.
(b)
.............. 712,189 50,893,026
Griffon Corp. ....................... 917,375 60,106,410
Insteel Industries, Inc.
(a)
............... 431,579 13,853,686

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Janus International Group, Inc.
(a)(b)
........ 1,956,769 $ 28,197,041
JELD-WEN Holding, Inc.
(a)(b)
............. 1,991,353 40,822,736
Masonite International Corp.
(a)(b)
.......... 509,135 67,485,844
Masterbrand, Inc.
(b)
.................. 2,980,844 49,690,669
Quanex Building Products Corp. .......... 773,412 25,692,747
Resideo Technologies, Inc.
(b)
............ 3,402,474 66,450,317
Simpson Manufacturing Co., Inc.
(a)
........ 1,002,466 174,318,813
UFP Industries, Inc. .................. 1,398,954 157,662,116
Zurn Elkay Water Solutions Corp. ......... 3,439,970 107,602,262
1,190,756,203
Capital Markets — 1.5%
AlTi Global, Inc. , Class A
(a)(b)
............ 500,495 2,302,277
Artisan Partners Asset Management, Inc. , Class
A ............................ 1,490,588 61,009,767
AssetMark Financial Holdings, Inc.
(a)(b)
...... 521,375 17,627,689
B Riley Financial, Inc.
(a)
................ 483,268 16,624,419
Bakkt Holdings, Inc.
(a)(b)
................ 68,987 462,904
BGC Group, Inc. , Class A .............. 8,625,651 67,538,847
Brightsphere Investment Group, Inc. ....... 765,248 17,019,116
Cohen & Steers, Inc. ................. 615,117 42,307,747
Diamond Hill Investment Group, Inc. ....... 70,435 10,510,311
Donnelley Financial Solutions, Inc.
(b)
....... 576,777 36,210,060
Forge Global Holdings, Inc.
(a)(b)
........... 2,619,898 4,794,413
GCM Grosvenor, Inc. , Class A ........... 964,325 9,103,228
Hamilton Lane, Inc. , Class A ............ 851,200 95,096,064
MarketWise , Inc. , Class A .............. 700,527 1,092,822
Moelis & Co. , Class A ................. 1,454,017 71,363,154
Open Lending Corp. , Class A
(a)(b)
......... 2,309,158 11,776,706
P10, Inc. , Class A
(a)
.................. 905,553 6,429,426
Patria Investments Ltd. , Class A .......... 1,313,399 17,599,547
Perella Weinberg Partners , Class C ....... 974,791 14,543,882
Piper Sandler Cos. ................... 412,894 80,840,516
PJT Partners, Inc. , Class A
(a)
............ 574,077 54,244,536
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 215,012 3,149,926
StepStone Group, Inc. , Class A .......... 1,291,823 46,596,056
StoneX Group, Inc.
(b)
................. 639,843 46,452,602
Value Line, Inc. ..................... 21,078 763,024
Victory Capital Holdings, Inc. , Class A ...... 651,083 33,114,081
Virtus Investment Partners, Inc. .......... 164,338 36,042,610
WisdomTree, Inc. .................... 3,208,476 28,555,436
833,171,166
Chemicals — 2.0%
AdvanSix , Inc. ...................... 622,941 15,735,490
American Vanguard Corp. .............. 627,989 7,152,795
Arcadium Lithium plc
(a)(b)
............... 23,735,997 104,438,387
Aspen Aerogels, Inc.
(a)(b)
............... 1,193,643 18,692,449
Avient Corp. ....................... 2,120,723 89,961,070
Balchem Corp. ..................... 744,437 105,248,503
Cabot Corp. ....................... 1,265,129 115,417,719
Core Molding Technologies, Inc.
(b)
......... 172,547 3,109,297
Danimer Scientific, Inc. , Class A
(a)(b)
........ 2,080,803 1,560,602
Ecovyst , Inc.
(a)(b)
..................... 2,133,484 20,118,754
Hawkins, Inc. ...................... 447,471 33,904,878
HB Fuller Co. ...................... 1,253,029 93,613,797
Ingevity Corp.
(b)
..................... 847,609 43,346,724
Innospec, Inc. ...................... 572,948 68,753,760
Intrepid Potash, Inc.
(a)(b)
................ 256,875 5,168,325
Koppers Holdings, Inc. ................ 471,474 24,177,187
Kronos Worldwide, Inc. ................ 535,254 6,128,658
LSB Industries, Inc.
(a)(b)
................ 1,256,405 11,684,566
Mativ Holdings, Inc. .................. 1,252,536 22,871,307
Minerals Technologies, Inc. ............. 757,493 55,213,665
Security
Shares
Shares Value
Chemicals (continued)
Origin Materials, Inc. , Class A
(a)(b)
......... 2,675,041 $ 2,165,446
Orion SA ......................... 1,283,783 30,374,306
Perimeter Solutions SA
(a)(b)
............. 3,515,250 24,606,750
PureCycle Technologies, Inc.
(a)(b)
.......... 2,704,288 12,629,025
Quaker Chemical Corp. ............... 322,382 60,133,914
Rayonier Advanced Materials, Inc.
(a)(b)
...... 1,480,934 5,523,884
Sensient Technologies Corp. ............ 977,086 71,542,237
Stepan Co. ........................ 494,564 41,043,866
Trinseo plc ........................ 846,425 2,209,169
Tronox Holdings plc .................. 2,745,647 46,648,542
Valhi, Inc.
(a)
........................ 69,096 1,020,548
1,144,195,620
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. .................. 1,483,339 64,821,914
ACCO Brands Corp. .................. 2,125,180 10,243,368
ACV Auctions, Inc. , Class A
(a)(b)
........... 2,972,379 51,868,014
Aris Water Solutions, Inc. , Class A ........ 703,085 9,864,283
BrightView Holdings, Inc.
(a)(b)
............ 976,388 10,984,365
Brink's Co. (The) .................... 1,043,361 91,252,353
Casella Waste Systems, Inc. , Class A
(a)(b)
.... 1,310,770 118,493,608
CECO Environmental Corp.
(a)(b)
.......... 684,481 14,798,479
Cimpress plc
(a)(b)
.................... 417,837 35,628,961
CompX International, Inc. .............. 30,121 948,510
CoreCivic , Inc.
(b)
.................... 2,659,346 39,624,255
Deluxe Corp. ....................... 1,040,310 20,546,122
Ennis, Inc. ........................ 580,504 11,552,030
Enviri Corp.
(b)
...................... 1,844,699 14,351,758
GEO Group, Inc. (The)
(a)(b)
.............. 2,815,916 41,844,512
Healthcare Services Group, Inc.
(b)
......... 1,732,224 18,396,219
HNI Corp. ......................... 1,089,318 45,696,890
Interface, Inc. ...................... 1,348,133 20,612,954
LanzaTech Global, Inc.
(a)(b)
.............. 476,540 1,031,709
Li-Cycle Holdings Corp.
(a)(b)
............. 3,207,805 2,101,433
Liquidity Services, Inc.
(a)(b)
.............. 531,371 9,171,463
Matthews International Corp. , Class A ...... 698,881 18,855,809
MillerKnoll , Inc. ..................... 1,721,355 43,774,058
Montrose Environmental Group, Inc.
(a)(b)
..... 657,256 28,538,056
NL Industries, Inc. ................... 200,681 1,647,591
OPENLANE, Inc.
(b)
................... 2,515,345 43,213,627
Performant Financial Corp.
(a)(b)
........... 1,546,284 4,113,115
Pitney Bowes, Inc. ................... 2,823,565 12,028,387
Quad/Graphics, Inc. , Class A
(a)
........... 742,200 3,332,478
SP Plus Corp.
(a)(b)
.................... 455,088 23,236,793
Steelcase, Inc. , Class A ............... 2,177,231 26,192,089
UniFirst Corp. ...................... 349,593 55,980,327
Viad Corp.
(b)
....................... 474,872 16,373,587
VSE Corp.
(a)
....................... 305,683 23,864,672
934,983,789
Communications Equipment — 0.5%
ADTRAN Holdings, Inc. ............... 1,812,297 7,937,861
Aviat Networks, Inc.
(a)(b)
................ 263,050 8,799,022
Calix, Inc.
(b)
........................ 1,373,635 38,090,899
Cambium Networks Corp.
(b)
............. 280,562 951,105
Clearfield, Inc.
(a)(b)
.................... 299,556 9,022,627
CommScope Holding Co., Inc.
(a)(b)
......... 4,968,743 4,442,056
Comtech Telecommunications Corp.
(b)
...... 646,544 1,215,503
Digi International, Inc.
(a)(b)
.............. 828,122 25,390,220
DZS, Inc.
(a)(b)
....................... 545,910 535,046
Extreme Networks, Inc.
(a)(b)
............. 2,939,361 32,920,843
Harmonic, Inc.
(b)
..................... 2,552,886 27,417,996
Infinera Corp.
(a)(b)
.................... 4,619,889 22,267,865
KVH Industries, Inc.
(a)(b)
................ 401,016 1,924,877
NETGEAR, Inc.
(b)
.................... 682,015 10,080,182

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
NetScout Systems, Inc.
(b)
.............. 1,603,439 $ 30,882,235
Ribbon Communications, Inc.
(a)(b)
......... 2,080,485 6,595,137
Viavi Solutions, Inc.
(b)
................. 5,131,160 40,536,164
269,009,638
Construction & Engineering — 2.0%
Ameresco, Inc. , Class A
(a)(b)
............. 747,243 15,639,796
API Group Corp.
(a)(b)
.................. 4,899,813 188,985,787
Arcosa , Inc. ....................... 1,126,922 85,668,611
Argan, Inc. ........................ 284,731 17,157,890
Bowman Consulting Group Ltd.
(a)(b)
........ 243,309 7,905,109
Comfort Systems USA, Inc.
(a)
............ 826,581 255,752,427
Concrete Pumping Holdings, Inc.
(a)(b)
....... 563,505 3,747,308
Construction Partners, Inc. , Class A
(a)(b)
..... 999,240 51,600,754
Dycom Industries, Inc.
(b)
............... 666,911 93,380,878
Fluor Corp.
(b)
....................... 3,327,411 134,194,486
Granite Construction, Inc. .............. 1,030,314 57,182,427
Great Lakes Dredge & Dock Corp.
(a)(b)
...... 1,520,067 10,032,442
IES Holdings, Inc.
(a)(b)
................. 190,717 25,769,681
INNOVATE Corp.
(a)(b)
.................. 1,156,411 811,454
Limbach Holdings, Inc.
(a)(b)
.............. 212,690 9,641,238
MYR Group, Inc.
(b)
................... 382,433 63,579,486
Northwest Pipe Co.
(b)
................. 215,769 6,829,089
Primoris Services Corp.
(a)
.............. 1,243,660 57,954,556
Sterling Infrastructure, Inc.
(a)(b)
........... 696,460 70,760,336
Tutor Perini Corp.
(a)(b)
................. 988,167 16,433,217
1,173,026,972
Construction Materials — 0.4%
Knife River Corp.
(a)(b)
.................. 1,318,031 103,056,844
Summit Materials, Inc. , Class A
(a)(b)
........ 2,783,660 108,284,374
United States Lime & Minerals, Inc. ........ 47,192 14,629,520
225,970,738
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)(b)
............ 115,220 3,047,569
Bread Financial Holdings, Inc. ........... 642,741 23,723,570
Consumer Portfolio Services, Inc.
(a)(b)
....... 199,633 1,708,859
Encore Capital Group, Inc.
(a)(b)
........... 541,555 22,252,495
Enova International, Inc.
(b)
.............. 676,573 40,952,964
FirstCash Holdings, Inc. ............... 876,986 99,081,878
Green Dot Corp. , Class A
(b)
............. 1,011,599 8,851,491
LendingClub Corp.
(a)(b)
................. 2,565,671 19,293,846
LendingTree, Inc.
(a)(b)
................. 250,655 12,099,117
Navient Corp. ...................... 2,020,076 30,341,542
Nelnet, Inc. , Class A .................. 304,953 28,720,474
NerdWallet, Inc. , Class A
(a)(b)
............ 792,327 9,959,550
OppFi , Inc. , Class A .................. 254,248 678,842
PRA Group, Inc.
(a)(b)
.................. 901,338 21,442,831
PROG Holdings, Inc. ................. 1,034,542 34,388,176
Regional Management Corp. ............ 194,025 4,891,370
Upstart Holdings, Inc.
(a)(b)
............... 1,727,524 38,230,106
World Acceptance Corp.
(a)(b)
............. 96,549 13,282,246
412,946,926
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) ................. 757,887 41,638,312
Chefs' Warehouse, Inc. (The)
(a)(b)
......... 816,695 27,016,271
HF Foods Group, Inc.
(a)(b)
............... 874,195 2,552,649
Ingles Markets, Inc. , Class A ............ 331,238 23,766,327
Natural Grocers by Vitamin Cottage, Inc. .... 219,537 3,591,625
PriceSmart , Inc. ..................... 587,578 47,352,911
SpartanNash Co. .................... 816,872 15,594,086
Sprouts Farmers Market, Inc.
(a)(b)
......... 2,371,698 156,603,219
United Natural Foods, Inc.
(a)(b)
........... 1,381,103 12,333,250
Village Super Market, Inc. , Class A ........ 192,005 5,370,380
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Weis Markets, Inc.
(a)
.................. 386,501 $ 24,399,808
360,218,838
Containers & Packaging — 0.3%
Greif, Inc. , Class A, NVS ............... 583,786 35,774,406
Greif, Inc. , Class B ................... 116,022 7,249,055
Myers Industries, Inc. ................. 859,965 18,833,234
O-I Glass, Inc.
(a)(b)
.................... 3,612,052 54,036,298
Pactiv Evergreen, Inc. ................ 946,868 14,430,268
Ranpak Holdings Corp. , Class A
(a)(b)
....... 1,026,047 7,428,580
TriMas Corp. ....................... 952,288 24,749,965
162,501,806
Distributors — 0.0%
Weyco Group, Inc. ................... 128,490 3,771,181
Diversified Consumer Services — 1.1%
2U, Inc.
(a)(b)
........................ 2,054,882 509,611
Adtalem Global Education, Inc.
(b)
......... 909,444 45,126,611
Carriage Services, Inc. ................ 306,518 7,840,730
Chegg, Inc.
(a)(b)
..................... 2,651,627 13,708,912
Coursera, Inc.
(a)(b)
.................... 3,099,904 31,681,019
Duolingo, Inc. , Class A
(a)(b)
.............. 691,237 156,046,753
European Wax Center, Inc. , Class A
(a)(b)
..... 784,719 9,228,295
Frontdoor , Inc.
(b)
..................... 1,869,986 57,389,870
Graham Holdings Co. , Class B ........... 81,929 57,462,543
Laureate Education, Inc. ............... 3,043,680 44,133,360
Lincoln Educational Services Corp.
(a)(b)
...... 504,043 5,373,098
Nerdy, Inc. , Class A
(b)
................. 1,478,559 3,829,468
OneSpaWorld Holdings Ltd.
(b)
........... 1,936,230 24,628,846
Perdoceo Education Corp. .............. 1,555,878 28,472,567
Strategic Education, Inc.
(a)
.............. 528,824 60,730,148
Stride, Inc.
(a)(b)
...................... 984,378 65,707,232
Udemy, Inc.
(a)(b)
..................... 2,100,669 21,048,703
Universal Technical Institute, Inc.
(a)(b)
....... 908,708 13,830,536
WW International, Inc.
(a)(b)
.............. 1,263,746 2,287,380
649,035,682
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. .............. 1,742,399 28,697,312
Alpine Income Property Trust, Inc. ........ 306,685 4,578,807
American Assets Trust, Inc. ............. 1,155,844 24,677,269
Armada Hoffler Properties, Inc. .......... 1,555,835 16,367,384
Broadstone Net Lease, Inc. ............. 4,400,769 64,075,197
CTO Realty Growth, Inc. ............... 507,721 8,808,959
Empire State Realty Trust, Inc. , Class A ..... 3,058,901 27,835,999
Essential Properties Realty Trust, Inc. ...... 3,661,515 96,444,305
Gladstone Commercial Corp. ............ 923,039 12,341,032
Global Net Lease, Inc. ................ 4,545,420 31,590,669
NexPoint Diversified Real Estate Trust
(a)
.... 742,100 4,437,758
One Liberty Properties, Inc. ............. 394,165 9,030,320
328,885,011
Diversified Telecommunication Services — 0.4%
Anterix , Inc.
(a)(b)
..................... 303,013 9,550,970
AST SpaceMobile , Inc. , Class A
(a)(b)
........ 2,729,802 6,032,862
ATN International, Inc. ................ 246,934 4,711,501
Bandwidth, Inc. , Class A
(a)(b)
............. 544,444 9,908,881
Cogent Communications Holdings, Inc.
(a)
.... 1,015,748 65,190,706
Consolidated Communications Holdings, Inc.
(a)
(b)
............................ 1,743,984 7,534,011
Globalstar , Inc.
(a)(b)
................... 17,043,300 21,985,857
IDT Corp. , Class B ................... 354,607 12,602,733
Liberty Latin America Ltd. , Class A
(a)(b)
...... 825,997 6,236,277
Liberty Latin America Ltd. , Class C, NVS
(b)
... 3,150,699 23,756,271
Lumen Technologies, Inc.
(b)
............. 23,426,276 27,877,268
Ooma , Inc.
(a)(b)
...................... 524,608 3,703,732

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Shenandoah Telecommunications Co. ...... 1,127,046 $ 14,448,730
213,539,799
Electric Utilities — 0.7%
ALLETE, Inc. ...................... 1,349,070 79,891,926
Genie Energy Ltd. , Class B ............. 455,033 6,957,455
MGE Energy, Inc. .................... 849,295 66,516,784
Otter Tail Corp. ..................... 955,885 81,594,344
PNM Resources, Inc. ................. 1,984,673 73,551,981
Portland General Electric Co. ............ 2,393,597 103,475,198
411,987,688
Electrical Equipment — 1.4%
Allient , Inc. ........................ 294,582 8,657,765
Amprius Technologies, Inc.
(a)(b)
........... 171,471 320,651
Array Technologies, Inc.
(a)(b)
............. 3,533,452 43,602,798
Atkore, Inc.
(a)
....................... 868,548 152,256,464
Babcock & Wilcox Enterprises, Inc.
(a)(b)
...... 1,472,425 1,501,874
Blink Charging Co.
(a)(b)
................. 1,342,950 3,397,664
Bloom Energy Corp. , Class A
(a)(b)
......... 4,485,474 49,923,326
Dragonfly Energy Holdings Corp.
(a)(b)
....... 571,810 490,499
Encore Wire Corp.
(a)
.................. 349,218 97,557,541
Energy Vault Holdings, Inc.
(a)(b)
........... 2,268,105 2,880,493
EnerSys
(a)
......................... 946,621 85,621,869
Enovix Corp.
(a)(b)
..................... 3,250,097 20,345,607
Eos Energy Enterprises, Inc. , Class A
(a)(b)
.... 3,832,676 2,963,425
ESS Tech, Inc.
(a)(b)
................... 2,046,224 1,542,648
Fluence Energy, Inc. , Class A
(a)(b)
......... 1,363,426 24,323,520
FTC Solar, Inc.
(a)(b)
................... 1,388,509 638,714
FuelCell Energy, Inc.
(a)(b)
............... 10,580,470 9,816,560
GrafTech International Ltd. ............. 4,566,390 7,854,191
LSI Industries, Inc. ................... 640,072 9,345,051
NEXTracker, Inc. , Class A
(a)(b)
............ 2,942,377 125,904,312
NuScale Power Corp. , Class A
(a)(b)
......... 1,357,945 7,876,081
Powell Industries, Inc. ................. 215,409 30,803,487
Preformed Line Products Co.
(a)
........... 57,110 6,912,023
SES AI Corp. , Class A
(a)(b)
.............. 2,956,898 4,671,899
Shoals Technologies Group, Inc. , Class A
(a)(b)
. 3,987,978 33,698,414
SKYX Platforms Corp.
(a)(b)
.............. 1,326,413 1,366,205
Stem, Inc.
(a)(b)
...................... 3,336,742 6,139,605
SunPower Corp.
(a)(b)
.................. 2,022,966 4,167,310
Thermon Group Holdings, Inc.
(a)(b)
......... 771,891 24,646,480
TPI Composites, Inc.
(a)(b)
............... 1,010,301 3,212,757
Vicor Corp.
(b)
....................... 514,493 16,659,283
789,098,516
Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.
(a)(b)
.................. 507,602 2,893,331
Advanced Energy Industries, Inc.
(a)
........ 872,744 83,643,785
Aeva Technologies, Inc.
(a)(b)
............. 380,024 1,185,675
Akoustis Technologies, Inc.
(a)(b)
........... 1,960,638 1,151,091
Arlo Technologies, Inc.
(a)(b)
.............. 2,092,540 25,905,645
Badger Meter, Inc.
(a)
.................. 689,819 126,181,692
Bel Fuse, Inc. , Class B, NVS
(a)
........... 241,758 14,196,030
Belden, Inc.
(a)
...................... 969,392 78,782,488
Benchmark Electronics, Inc. ............ 835,063 25,227,253
Climb Global Solutions, Inc. ............. 95,579 6,161,022
CTS Corp.
(a)
....................... 717,051 32,805,083
Daktronics, Inc.
(a)(b)
................... 871,902 8,239,474
ePlus , Inc.
(a)(b)
...................... 623,197 47,911,385
Evolv Technologies Holdings, Inc. , Class A
(a)(b)
2,664,461 10,418,043
Fabrinet
(a)(b)
........................ 861,044 149,020,885
FARO Technologies, Inc.
(a)(b)
............ 434,811 8,152,706
Insight Enterprises, Inc.
(a)(b)
............. 656,749 119,902,665
Iteris , Inc.
(a)(b)
....................... 899,979 4,031,906
Itron , Inc.
(b)
........................ 1,062,937 97,917,756
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Kimball Electronics, Inc.
(a)(b)
............. 548,608 $ 11,482,365
Knowles Corp.
(a)(b)
................... 2,066,247 32,708,690
Lightwave Logic, Inc.
(a)(b)
............... 2,762,924 10,554,370
Luna Innovations, Inc.
(a)(b)
.............. 745,319 1,535,357
Methode Electronics, Inc. .............. 782,242 9,535,530
MicroVision , Inc.
(a)(b)
.................. 4,536,077 6,577,312
Mirion Technologies, Inc. , Class A
(a)(b)
...... 4,663,262 50,689,658
Motomova , Inc. , NVS
(b)(d)
............... 26,106 —
Napco Security Technologies, Inc. ........ 774,529 31,523,330
nLight , Inc.
(a)(b)
...................... 1,036,454 11,805,211
Novanta , Inc.
(a)(b)
.................... 842,199 131,804,144
OSI Systems, Inc.
(a)(b)
................. 374,530 49,228,223
PAR Technology Corp.
(a)(b)
.............. 637,650 26,959,842
PC Connection, Inc. .................. 272,601 16,893,084
Plexus Corp.
(b)
...................... 639,428 64,588,622
Presto Automation, Inc.
(a)(b)
............. 188,003 31,679
Richardson Electronics Ltd. ............. 271,003 2,853,662
Rogers Corp.
(b)
..................... 402,600 47,945,634
Sanmina Corp.
(b)
.................... 1,281,790 77,766,199
ScanSource, Inc.
(a)(b)
.................. 596,742 24,836,402
SmartRent , Inc. , Class A
(a)(b)
............. 4,371,670 10,142,274
TTM Technologies, Inc.
(b)
............... 2,358,917 35,218,631
Vishay Intertechnology , Inc. ............. 2,961,322 68,524,991
Vishay Precision Group, Inc.
(b)
........... 280,648 9,261,384
Vuzix Corp.
(a)(b)
..................... 1,384,151 1,840,921
1,578,035,430
Energy Equipment & Services — 2.7%
Archrock , Inc. ...................... 3,233,619 62,053,149
Atlas Energy Solutions, Inc. ............. 414,978 9,216,661
Borr Drilling Ltd.
(a)(b)
.................. 5,095,638 27,006,881
Bristow Group, Inc.
(b)
................. 533,601 14,039,042
Cactus, Inc. , Class A ................. 1,523,912 75,646,992
ChampionX Corp. ................... 4,559,895 153,075,675
Core Laboratories, Inc.
(a)
............... 1,100,686 17,390,839
Diamond Offshore Drilling, Inc.
(b)
.......... 2,344,608 28,698,002
DMC Global, Inc.
(b)
................... 451,548 7,157,036
Dril -Quip, Inc.
(a)(b)
.................... 779,274 14,167,201
Expro Group Holdings NV
(a)(b)
............ 2,075,037 38,927,694
Forum Energy Technologies, Inc.
(b)
........ 216,801 4,043,339
Helix Energy Solutions Group, Inc.
(b)
....... 3,344,312 35,917,911
Helmerich & Payne, Inc. ............... 2,275,138 89,481,178
KLX Energy Services Holdings, Inc.
(a)(b)
..... 290,392 1,925,299
Kodiak Gas Services, Inc. .............. 368,710 10,021,538
Liberty Energy, Inc. , Class A ............ 3,811,893 83,861,646
Mammoth Energy Services, Inc.
(a)(b)
........ 525,056 1,706,432
Nabors Industries Ltd.
(a)(b)
.............. 213,943 15,410,314
Newpark Resources, Inc.
(b)
............. 1,749,768 12,143,390
Noble Corp. plc ..................... 2,620,788 116,310,571
Oceaneering International, Inc.
(b)
......... 2,336,953 53,539,593
Oil States International, Inc.
(b)
............ 1,502,456 5,994,799
Patterson-UTI Energy, Inc. ............. 8,209,661 88,828,532
ProFrac Holding Corp. , Class A
(a)(b)
........ 623,455 4,532,518
ProPetro Holding Corp.
(a)(b)
............. 2,226,131 19,411,862
Ranger Energy Services, Inc. ............ 332,241 3,269,251
RPC, Inc. ......................... 1,999,938 13,379,585
SEACOR Marine Holdings, Inc.
(b)
......... 549,436 6,714,108
Seadrill Ltd.
(b)
...................... 1,094,849 53,154,919
Select Water Solutions, Inc. , Class A ....... 1,857,579 17,164,030
Solaris Oilfield Infrastructure, Inc. , Class A ... 697,974 6,149,151
TETRA Technologies, Inc.
(a)(b)
............ 2,922,386 12,537,036
Tidewater, Inc.
(a)(b)
................... 1,088,296 99,959,988
US Silica Holdings, Inc.
(b)
.............. 1,753,349 27,054,175
Valaris Ltd.
(a)(b)
...................... 1,398,718 91,000,593

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Weatherford International plc
(b)
........... 1,666,188 $ 205,974,161
1,526,865,091
Entertainment — 0.4%
Atlanta Braves Holdings, Inc. , Class A
(a)(b)
.... 257,265 10,378,070
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)(b)
1,028,521 38,497,541
Cinemark Holdings, Inc.
(a)(b)
............. 2,563,215 43,933,505
Eventbrite, Inc. , Class A
(a)(b)
............. 1,798,032 9,493,609
IMAX Corp.
(a)(b)
..................... 1,045,901 16,744,875
Lions Gate Entertainment Corp. , Class A
(a)(b)
.. 1,487,446 15,008,330
Lions Gate Entertainment Corp. , Class B,
NVS
(b)
......................... 2,670,955 25,187,106
Loop Media, Inc.
(a)(b)
.................. 777,450 238,755
Madison Square Garden Entertainment Corp.
(a)
(b)
............................ 923,030 36,136,625
Marcus Corp. (The)
(a)
................. 571,381 7,450,808
Playstudios , Inc. , Class A
(b)
............. 1,947,570 4,206,751
Reservoir Media, Inc.
(a)(b)
............... 452,851 4,053,016
Sphere Entertainment Co. , Class A
(a)(b)
...... 621,792 24,162,837
Vivid Seats, Inc. , Class A
(a)(b)
............ 1,706,865 8,978,110
244,469,938
Financial Services — 2.4%
Acacia Research Corp.
(a)(b)
.............. 777,494 3,786,396
Alerus Financial Corp. ................ 448,169 8,828,929
A-Mark Precious Metals, Inc. ............ 448,420 17,968,189
AvidXchange Holdings, Inc.
(a)(b)
........... 3,560,170 41,511,582
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 647,670 18,400,305
Cannae Holdings, Inc.
(a)(b)
.............. 1,572,890 30,592,710
Cantaloupe, Inc.
(b)
................... 1,364,116 7,898,232
Cass Information Systems, Inc. .......... 332,958 14,380,456
Compass Diversified Holdings ........... 1,502,617 33,012,495
Enact Holdings, Inc. .................. 737,349 21,921,386
Essent Group Ltd. ................... 2,461,737 130,398,209
EVERTEC, Inc. ..................... 1,507,951 56,593,401
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 217,897 40,557,169
Finance of America Cos., Inc. , Class A
(a)(b)
... 1,089,775 523,092
Flywire Corp.
(b)
..................... 2,478,632 50,811,956
I3 Verticals, Inc. , Class A
(a)(b)
............ 533,779 12,122,121
International Money Express, Inc.
(b)
........ 737,250 14,914,567
Jackson Financial, Inc. , Class A .......... 1,716,369 117,262,330
Marqeta , Inc. , Class A
(b)
............... 10,968,385 60,874,537
Merchants Bancorp .................. 386,310 15,579,882
Mr Cooper Group, Inc.
(b)
............... 1,511,777 116,709,184
NewtekOne , Inc. .................... 579,569 6,253,550
NMI Holdings, Inc. , Class A
(b)
............ 1,897,919 58,569,780
Ocwen Financial Corp.
(b)
............... 156,980 3,663,913
Pagseguro Digital Ltd. , Class A
(b)
......... 4,635,879 57,716,694
Payoneer Global, Inc.
(b)
................ 5,753,020 28,419,919
Paysafe Ltd.
(b)
...................... 758,767 10,789,667
Paysign , Inc.
(a)(b)
..................... 778,526 3,581,220
PennyMac Financial Services, Inc. ........ 604,169 51,741,033
Priority Technology Holdings, Inc.
(b)
........ 268,114 860,646
Radian Group, Inc. ................... 3,231,567 96,526,906
Remitly Global, Inc.
(a)(b)
................ 3,166,159 56,452,615
Repay Holdings Corp. , Class A
(a)(b)
........ 1,930,158 19,629,707
Security National Financial Corp. , Class A
(a)(b)
. 289,445 1,904,550
StoneCo Ltd. , Class A
(a)(b)
.............. 6,776,482 105,713,119
SWK Holdings Corp.
(a)(b)
............... 38,584 669,047
Velocity Financial, Inc.
(a)(b)
.............. 210,345 3,607,417
Walker & Dunlop, Inc. ................. 749,750 68,699,593
Waterstone Financial, Inc. .............. 465,917 5,283,499
1,394,730,003
Security
Shares
Shares Value
Food Products — 0.9%
Alico , Inc.
(a)
........................ 166,449 $ 4,645,592
B&G Foods, Inc. .................... 1,828,265 20,293,741
Benson Hill, Inc.
(a)(b)
.................. 3,997,543 733,549
Beyond Meat, Inc.
(a)(b)
................. 1,398,255 9,480,169
BRC, Inc. , Class A
(a)(b)
................. 932,166 3,635,447
Calavo Growers, Inc. ................. 407,163 10,973,043
Cal-Maine Foods, Inc. ................. 954,934 52,836,498
Dole plc .......................... 1,672,092 20,349,360
Forafric Global plc
(a)(b)
................. 47,783 490,731
Fresh Del Monte Produce, Inc. ........... 803,978 20,557,717
Hain Celestial Group, Inc. (The)
(a)(b)
........ 2,085,975 12,807,887
J & J Snack Foods Corp. ............... 349,198 47,941,393
J M Smucker Co. (The) ................ 1 115
John B Sanfilippo & Son, Inc. ............ 206,318 20,569,905
Lancaster Colony Corp. ............... 453,418 86,516,689
Limoneira Co. ...................... 401,282 7,937,358
Mission Produce, Inc.
(a)(b)
............... 1,100,414 12,489,699
Seneca Foods Corp. , Class A
(a)(b)
......... 115,132 6,688,018
Simply Good Foods Co. (The)
(a)(b)
......... 2,098,842 76,502,791
SunOpta, Inc.
(a)(b)
.................... 2,191,508 14,354,377
TreeHouse Foods, Inc.
(b)
............... 1,186,729 44,561,674
Utz Brands, Inc. , Class A
(a)
............. 1,658,566 29,903,945
Vital Farms, Inc.
(a)(b)
.................. 722,454 19,332,869
Westrock Coffee Co.
(a)(b)
............... 619,061 6,277,279
529,879,846
Gas Utilities — 0.9%
Brookfield Infrastructure Corp. , Class A ..... 2,791,286 85,050,484
Chesapeake Utilities Corp. ............. 506,568 53,630,354
New Jersey Resources Corp. ............ 2,262,755 98,859,766
Northwest Natural Holding Co. ........... 858,155 32,738,613
ONE Gas, Inc. ...................... 1,291,394 83,320,741
RGC Resources, Inc. ................. 167,843 3,460,923
Southwest Gas Holdings, Inc. ........... 1,453,888 108,489,123
Spire, Inc. ......................... 1,218,051 75,263,371
540,813,375
Ground Transportation — 0.4%
ArcBest Corp. ...................... 554,059 61,450,684
Covenant Logistics Group, Inc. , Class A ..... 191,781 8,666,583
FTAI Infrastructure, Inc. ................ 2,302,055 16,666,878
Heartland Express, Inc. ................ 1,068,396 10,619,856
Marten Transport Ltd. ................. 1,344,699 22,752,307
PAM Transportation Services, Inc.
(a)(b)
...... 156,570 2,682,044
RXO, Inc.
(a)(b)
....................... 2,694,193 50,947,190
Universal Logistics Holdings, Inc. ......... 157,829 7,051,800
Werner Enterprises, Inc. ............... 1,482,380 50,697,396
231,534,738
Health Care Equipment & Supplies — 2.7%
Accuray , Inc.
(a)(b)
..................... 2,170,528 4,623,225
Alphatec Holdings, Inc.
(a)(b)
.............. 2,188,709 27,621,508
AngioDynamics , Inc.
(a)(b)
............... 888,913 5,146,806
Artivion , Inc.
(a)(b)
..................... 912,474 17,902,740
AtriCure , Inc.
(a)(b)
.................... 1,084,753 26,164,242
Atrion Corp. ....................... 32,192 13,626,552
Avanos Medical, Inc.
(b)
................ 1,075,320 19,441,786
AxoGen , Inc.
(a)(b)
.................... 954,762 6,120,024
Axonics , Inc.
(a)(b)
..................... 1,166,887 77,679,668
Beyond Air, Inc.
(a)(b)
................... 618,947 668,463
Butterfly Network, Inc. , Class A
(a)(b)
........ 3,464,537 2,688,827
Cerus Corp.
(a)(b)
..................... 4,132,549 6,901,357
ClearPoint Neuro, Inc.
(a)(b)
.............. 516,648 2,805,399
CONMED Corp. ..................... 714,593 48,578,032
Cutera , Inc.
(a)(b)
..................... 423,270 1,024,313
CVRx , Inc.
(a)(b)
...................... 255,238 3,958,741

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Embecta Corp. ..................... 1,351,609 $ 13,691,799
Glaukos Corp.
(a)(b)
.................... 1,107,421 106,312,416
Haemonetics Corp.
(a)(b)
................ 1,172,417 107,803,743
Inari Medical, Inc.
(a)(b)
................. 1,247,809 46,593,188
Inmode Ltd.
(a)(b)
..................... 1,800,450 30,949,735
Inogen , Inc.
(a)(b)
..................... 567,972 3,862,210
Integer Holdings Corp.
(a)(b)
.............. 775,871 86,610,480
iRadimed Corp. ..................... 163,738 6,649,400
iRhythm Technologies, Inc.
(a)(b)
........... 716,407 78,503,879
KORU Medical Systems, Inc.
(a)(b)
.......... 650,117 1,410,754
Lantheus Holdings, Inc.
(a)(b)
............. 1,586,905 105,592,659
LeMaitre Vascular, Inc. ................ 458,047 29,681,446
LivaNova plc
(b)
...................... 1,261,324 70,318,813
Merit Medical Systems, Inc.
(a)(b)
........... 1,334,290 98,870,889
Nano-X Imaging Ltd.
(a)(b)
............... 1,110,915 9,953,798
Neogen Corp.
(a)(b)
.................... 5,078,169 62,613,824
Nevro Corp.
(a)(b)
..................... 834,284 8,826,725
Omnicell, Inc.
(a)(b)
.................... 1,046,888 28,067,067
OraSure Technologies, Inc.
(b)
............ 1,673,345 8,851,995
Orchestra BioMed Holdings, Inc.
(a)(b)
....... 300,841 1,326,709
Orthofix Medical, Inc.
(b)
................ 822,040 10,686,520
OrthoPediatrics Corp.
(a)(b)
............... 367,443 10,887,336
Outset Medical, Inc.
(a)(b)
................ 1,185,315 2,998,847
Paragon 28, Inc.
(a)(b)
.................. 1,034,703 9,539,962
PROCEPT BioRobotics Corp.
(a)(b)
......... 945,648 50,100,431
Pulmonx Corp.
(a)(b)
................... 856,765 6,519,982
Pulse Biosciences, Inc.
(a)(b)
.............. 373,506 2,752,739
RxSight , Inc.
(a)(b)
..................... 663,719 34,599,671
Sanara Medtech , Inc.
(a)(b)
............... 89,718 2,856,621
Semler Scientific, Inc.
(a)(b)
............... 107,489 2,744,194
SI-BONE, Inc.
(a)(b)
.................... 934,397 13,324,501
Sight Sciences, Inc.
(b)
................. 486,329 2,699,126
Silk Road Medical, Inc.
(a)(b)
.............. 896,460 17,427,182
STAAR Surgical Co.
(a)(b)
................ 1,143,627 52,561,097
Surmodics , Inc.
(b)
.................... 318,508 8,182,471
Tactile Systems Technology, Inc.
(a)(b)
....... 544,965 7,504,168
Tela Bio, Inc.
(a)(b)
..................... 359,799 1,620,894
TransMedics Group, Inc.
(a)(b)
............. 741,172 69,766,520
Treace Medical Concepts, Inc.
(a)(b)
......... 1,064,639 11,040,306
UFP Technologies, Inc.
(a)(b)
.............. 165,549 34,093,161
Utah Medical Products, Inc. ............. 67,213 4,449,501
Varex Imaging Corp.
(a)(b)
............... 899,451 14,616,079
Vicarious Surgical, Inc. , Class A
(a)(b)
........ 1,545,974 433,800
Zimvie , Inc.
(a)(b)
..................... 601,714 9,146,053
Zynex , Inc.
(a)(b)
...................... 407,725 4,472,743
1,556,467,117
Health Care Providers & Services — 2.5%
23andMe Holding Co. , Class A
(a)(b)
........ 7,168,490 3,600,016
Accolade, Inc.
(a)(b)
.................... 1,609,763 12,282,492
AdaptHealth Corp.
(a)(b)
................. 2,218,662 21,853,821
Addus HomeCare Corp.
(a)(b)
............. 364,335 35,030,810
Agiliti , Inc.
(a)(b)
...................... 702,221 7,127,543
AirSculpt Technologies, Inc.
(a)(b)
.......... 272,279 1,500,257
Alignment Healthcare, Inc.
(a)(b)
........... 1,964,834 10,118,895
AMN Healthcare Services, Inc.
(a)(b)
........ 886,894 53,195,902
Astrana Health, Inc.
(a)(b)
................ 1,004,375 37,312,531
Aveanna Healthcare Holdings, Inc.
(a)(b)
...... 1,155,207 2,599,216
BrightSpring Health Services, Inc.
(a)(b)
...... 1,247,432 13,335,048
Brookdale Senior Living, Inc.
(a)(b)
.......... 4,323,302 29,355,221
CareMax , Inc.
(a)(b)
.................... 61,658 220,119
Castle Biosciences, Inc.
(b)
.............. 577,533 12,180,171
Community Health Systems, Inc.
(a)(b)
....... 2,949,520 9,733,416
CorVel Corp.
(a)(b)
..................... 202,898 48,462,187
Cross Country Healthcare, Inc.
(a)(b)
........ 788,917 13,884,939
Security
Shares
Shares Value
Health Care Providers & Services (continued)
DocGo , Inc.
(a)(b)
..................... 1,796,596 $ 6,072,495
Enhabit , Inc.
(a)(b)
..................... 1,163,660 11,741,329
Ensign Group, Inc. (The)
(a)
.............. 1,283,351 151,897,424
Fulgent Genetics, Inc.
(a)(b)
.............. 478,746 9,742,481
Guardant Health, Inc.
(a)(b)
............... 2,634,779 47,426,022
HealthEquity, Inc.
(a)(b)
................. 1,980,663 156,294,117
Hims & Hers Health, Inc. , Class A
(a)(b)
...... 2,900,547 36,343,854
InfuSystem Holdings, Inc.
(a)(b)
............ 379,417 2,849,422
Innovage Holding Corp.
(a)(b)
............. 442,491 1,570,843
Joint Corp. (The)
(a)(b)
.................. 335,688 4,008,115
LifeStance Health Group, Inc.
(a)(b)
......... 2,462,408 15,217,682
ModivCare , Inc.
(b)
.................... 297,307 6,977,795
National HealthCare Corp. .............. 287,343 26,110,859
National Research Corp. ............... 318,507 10,908,865
NeoGenomics , Inc.
(a)(b)
................ 2,956,211 41,150,457
OPKO Health, Inc.
(a)(b)
................. 9,499,338 11,589,192
Option Care Health, Inc.
(a)(b)
............. 3,916,661 117,068,997
Owens & Minor, Inc.
(a)(b)
................ 1,727,171 42,730,211
P3 Health Partners, Inc. , Class A
(a)(b)
....... 941,529 505,789
Patterson Cos., Inc. .................. 1,942,105 49,465,414
Pediatrix Medical Group, Inc.
(a)(b)
.......... 1,959,815 17,383,559
Pennant Group, Inc. (The)
(a)(b)
........... 661,180 13,825,274
PetIQ , Inc. , Class A
(a)(b)
................ 630,132 10,283,754
Privia Health Group, Inc.
(a)(b)
............. 2,623,620 48,274,608
Progyny, Inc.
(a)(b)
.................... 1,842,538 59,071,768
Quipt Home Medical Corp.
(a)(b)
........... 816,037 2,937,733
RadNet , Inc.
(a)(b)
..................... 1,408,309 68,302,987
Select Medical Holdings Corp. ........... 2,417,313 68,579,170
Surgery Partners, Inc.
(a)(b)
.............. 1,758,616 43,877,469
US Physical Therapy, Inc. .............. 346,702 35,193,720
Viemed Healthcare, Inc.
(a)(b)
............. 740,299 6,063,049
1,435,257,038
Health Care REITs — 0.5%
CareTrust REIT, Inc. .................. 2,805,684 69,356,508
Community Healthcare Trust, Inc. ......... 630,746 16,733,691
Diversified Healthcare Trust
(b)
............ 5,599,367 13,214,506
Global Medical REIT, Inc. .............. 1,444,385 11,713,962
LTC Properties, Inc. .................. 956,779 31,669,385
National Health Investors, Inc. ........... 982,461 61,953,991
Sabra Health Care REIT, Inc. ............ 5,426,562 75,537,743
Universal Health Realty Income Trust ...... 308,818 11,126,713
291,306,499
Health Care Technology — 0.3%
American Well Corp. , Class A
(b)
.......... 5,686,386 2,902,900
Definitive Healthcare Corp. , Class A
(a)(b)
..... 1,111,694 7,715,156
Evolent Health, Inc. , Class A
(a)(b)
.......... 2,637,337 73,159,728
Health Catalyst, Inc.
(a)(b)
................ 1,323,931 8,234,851
HealthStream, Inc. ................... 555,874 14,324,873
Multiplan Corp. , Class A
(a)(b)
............. 9,071,534 5,894,683
OptimizeRx Corp.
(a)(b)
................. 381,804 3,894,401
Phreesia, Inc.
(a)(b)
.................... 1,237,782 25,671,599
Schrodinger, Inc.
(a)(b)
.................. 1,263,108 30,794,573
Sharecare, Inc. , Class A
(a)(b)
............. 7,181,010 5,140,885
Simulations Plus, Inc.
(a)
................ 365,784 16,588,304
TruBridge , Inc.
(a)(b)
................... 334,162 2,639,880
196,961,833
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. ............. 5,073,277 74,881,568
Braemar Hotels & Resorts, Inc. .......... 1,577,158 4,305,641
Chatham Lodging Trust ................ 1,145,439 10,503,676
DiamondRock Hospitality Co. ............ 4,968,352 44,218,333
Pebblebrook Hotel Trust
(a)
.............. 2,772,945 40,290,891
RLJ Lodging Trust ................... 3,622,522 39,847,742

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Ryman Hospitality Properties, Inc. ........ 1,378,295 $ 145,382,557
Service Properties Trust ............... 3,867,626 23,708,547
Summit Hotel Properties, Inc. ............ 2,458,596 14,776,162
Sunstone Hotel Investors, Inc. ........... 4,805,995 49,021,149
Xenia Hotels & Resorts, Inc. ............ 2,467,139 34,219,218
481,155,484
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc. , Class A
(a)(b)
...... 1,209,495 12,989,976
Bally's Corp.
(a)(b)
..................... 683,926 8,986,788
Biglari Holdings, Inc. , Class B, NVS
(b)
...... 16,655 3,282,867
BJ's Restaurants, Inc.
(a)(b)
.............. 528,120 17,211,431
Bloomin' Brands, Inc. ................. 2,052,560 52,935,522
Bowlero Corp. , Class A
(a)
............... 385,926 4,534,631
Brinker International, Inc.
(a)(b)
............ 1,026,319 55,010,698
Carrols Restaurant Group, Inc. ........... 812,530 7,735,286
Century Casinos, Inc.
(a)(b)
............... 591,031 1,755,362
Cheesecake Factory, Inc. (The)
(a)
......... 1,118,475 38,609,757
Chuy's Holdings, Inc.
(a)(b)
............... 391,406 11,530,821
Cracker Barrel Old Country Store, Inc. ...... 518,177 30,152,720
Dave & Buster's Entertainment, Inc.
(a)(b)
..... 788,376 42,099,278
Denny's Corp.
(a)(b)
.................... 1,162,253 9,321,269
Dine Brands Global, Inc. ............... 367,751 16,217,819
El Pollo Loco Holdings, Inc.
(b)
............ 643,398 5,481,751
Everi Holdings, Inc.
(b)
................. 1,894,621 15,479,054
First Watch Restaurant Group, Inc.
(a)(b)
...... 497,834 12,704,724
Full House Resorts, Inc.
(a)(b)
............. 735,099 3,749,005
Global Business Travel Group I
(a)(b)
........ 723,986 4,380,115
Golden Entertainment, Inc. ............. 476,261 15,264,165
Hilton Grand Vacations, Inc.
(a)(b)
.......... 1,833,884 76,362,930
Inspired Entertainment, Inc.
(a)(b)
........... 490,167 4,166,419
International Game Technology plc ........ 2,520,461 49,753,900
Jack in the Box, Inc. .................. 460,776 26,296,486
Krispy Kreme, Inc.
(a)
.................. 2,023,563 25,598,072
Kura Sushi USA, Inc. , Class A
(a)(b)
......... 135,839 14,953,157
Life Time Group Holdings, Inc.
(a)(b)
......... 1,056,225 14,428,034
Light & Wonder, Inc. , Class A
(a)(b)
......... 2,115,803 188,856,576
Lindblad Expeditions Holdings, Inc.
(a)(b)
..... 816,263 5,991,370
Monarch Casino & Resort, Inc. ........... 316,122 21,423,588
Mondee Holdings, Inc. , Class A
(a)(b)
........ 1,055,067 2,310,597
Nathan's Famous, Inc. ................ 53,991 3,488,359
Noodles & Co. , Class A
(a)(b)
............. 963,515 1,454,908
ONE Group Hospitality, Inc. (The)
(a)(b)
...... 476,241 2,552,652
Papa John's International, Inc. ........... 762,056 47,011,235
PlayAGS , Inc.
(a)(b)
.................... 856,903 7,575,023
Portillo's, Inc. , Class A
(a)(b)
.............. 1,047,581 12,843,343
Potbelly Corp.
(a)(b)
.................... 597,234 6,085,814
RCI Hospitality Holdings, Inc.
(a)
........... 201,969 10,251,946
Red Robin Gourmet Burgers, Inc.
(a)(b)
....... 366,730 2,768,811
Red Rock Resorts, Inc. , Class A .......... 1,122,973 59,652,326
Rush Street Interactive, Inc. , Class A
(a)(b)
.... 1,499,945 9,584,649
Sabre Corp.
(a)(b)
..................... 7,704,126 22,110,842
Shake Shack, Inc. , Class A
(b)
............ 881,757 93,333,978
Six Flags Entertainment Corp.
(a)(b)
......... 1,699,126 40,065,391
Super Group SGHC Ltd.
(a)(b)
............. 3,131,156 9,894,453
Sweetgreen, Inc. , Class A
(a)(b)
............ 2,275,498 51,130,440
Target Hospitality Corp.
(a)(b)
............. 738,411 8,214,822
United Parks & Resorts, Inc.
(a)(b)
.......... 854,481 43,424,724
Xponential Fitness, Inc. , Class A
(a)(b)
....... 544,418 6,941,329
1,237,959,213
Household Durables — 2.2%
Beazer Homes USA, Inc.
(b)
............. 679,407 19,043,778
Cavco Industries, Inc.
(a)(b)
............... 197,860 72,062,591
Century Communities, Inc. ............. 671,337 53,250,451
Security
Shares
Shares Value
Household Durables (continued)
Cricut, Inc. , Class A .................. 1,131,652 $ 6,020,389
Dream Finders Homes, Inc. , Class A
(a)(b)
..... 580,960 20,624,080
Ethan Allen Interiors, Inc. .............. 525,095 14,828,683
GoPro, Inc. , Class A
(a)(b)
................ 2,975,008 5,146,764
Green Brick Partners, Inc.
(a)(b)
............ 614,257 33,249,731
Helen of Troy Ltd.
(a)(b)
................. 551,460 51,125,857
Hooker Furnishings Corp. .............. 247,222 4,202,774
Hovnanian Enterprises, Inc. , Class A
(a)(b)
.... 112,986 16,702,720
Installed Building Products, Inc. .......... 554,443 130,698,848
iRobot Corp.
(a)(b)
..................... 635,807 5,442,508
KB Home ......................... 1,606,173 104,015,763
Landsea Homes Corp.
(b)
............... 460,478 5,318,521
La-Z-Boy, Inc. ...................... 1,008,828 33,129,912
Legacy Housing Corp.
(a)(b)
.............. 208,548 4,248,123
LGI Homes, Inc.
(a)(b)
.................. 489,050 43,980,266
Lovesac Co. (The)
(a)(b)
................. 329,195 7,301,545
M/I Homes, Inc.
(b)
.................... 628,128 73,001,036
Meritage Homes Corp. ................ 854,364 141,602,289
Purple Innovation, Inc.
(a)(b)
.............. 1,324,324 2,012,972
Skyline Champion Corp.
(a)(b)
............. 1,250,486 93,773,945
Snap One Holdings Corp.
(a)(b)
............ 415,272 4,393,578
Sonos, Inc.
(a)(b)
...................... 2,888,228 48,811,053
Taylor Morrison Home Corp.
(a)(b)
.......... 2,441,192 136,731,164
Traeger, Inc.
(a)(b)
..................... 829,218 1,782,819
TRI Pointe Homes, Inc.
(b)
............... 2,227,063 82,067,272
United Homes Group, Inc. , Class A
(a)(b)
...... 90,751 606,217
Vizio Holding Corp. , Class A
(a)(b)
.......... 1,786,460 18,936,476
VOXX International Corp. , Class A
(a)(b)
...... 279,105 1,646,719
Worthington Enterprises, Inc. ............ 713,823 40,802,123
1,276,560,967
Household Products — 0.3%
Central Garden & Pet Co.
(a)(b)
............ 226,572 9,278,123
Central Garden & Pet Co. , Class A, NVS
(a)(b)
.. 1,191,108 42,200,957
Energizer Holdings, Inc. ............... 1,671,715 48,011,655
Oil- Dri Corp. of America ............... 111,225 7,702,331
WD-40 Co.
(a)
....................... 315,109 71,255,598
178,448,664
Independent Power and Renewable Electricity Producers
— 0.2%
(a)
Altus Power, Inc. , Class A
(b)
............. 1,519,029 5,574,836
Montauk Renewables, Inc.
(b)
............ 1,531,088 5,511,917
Ormat Technologies, Inc. ............... 1,262,768 80,602,482
Sunnova Energy International, Inc.
(b)
....... 2,483,476 10,455,434
102,144,669
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(a)
....... 613,245 12,479,536
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc. ....... 655,075 67,734,755
LXP Industrial Trust .................. 6,783,322 56,640,738
Plymouth Industrial REIT, Inc. ........... 1,017,909 21,253,940
Terreno Realty Corp. ................. 2,101,851 114,235,602
259,865,035
Insurance — 1.9%
Ambac Financial Group, Inc.
(a)(b)
.......... 1,058,842 15,300,267
American Coastal Insurance Corp.
(a)(b)
...... 455,107 4,764,970
American Equity Investment Life Holding Co. . 1,863,583 104,565,642
AMERISAFE, Inc. ................... 473,519 21,592,466
BRP Group, Inc. , Class A
(a)(b)
............ 1,402,168 37,353,756
CNO Financial Group, Inc. .............. 2,669,268 70,281,826
Crawford & Co. , Class A, NVS ........... 374,811 3,478,246
Donegal Group, Inc. , Class A ............ 379,147 5,095,736
eHealth, Inc.
(b)
...................... 669,193 2,864,146

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Employers Holdings, Inc. ............... 575,934 $ 24,529,029
Enstar Group Ltd.
(a)(b)
................. 281,674 81,789,679
F&G Annuities & Life, Inc. .............. 442,719 16,743,633
Fidelis Insurance Holdings Ltd. ........... 1,425,795 26,491,271
Genworth Financial, Inc. , Class A
(a)(b)
....... 9,504,409 56,361,145
GoHealth , Inc. , Class A
(a)(b)
............. 99,836 1,005,349
Goosehead Insurance, Inc. , Class A
(a)(b)
..... 500,865 28,504,227
Greenlight Capital Re Ltd. , Class A
(a)(b)
...... 609,623 7,388,631
Hamilton Insurance Group Ltd. , Class B
(a)(b)
.. 396,920 5,390,174
HCI Group, Inc. ..................... 173,471 19,806,919
Hippo Holdings, Inc.
(a)(b)
................ 254,098 5,435,156
Horace Mann Educators Corp. ........... 886,246 32,667,028
Investors Title Co. ................... 28,877 4,632,737
James River Group Holdings Ltd. ......... 875,351 7,781,870
Kingsway Financial Services, Inc.
(a)(b)
....... 273,300 2,432,370
Lemonade, Inc.
(a)(b)
................... 1,188,334 20,474,995
Maiden Holdings Ltd.
(a)(b)
............... 2,134,094 4,438,916
MBIA, Inc.
(b)
....................... 1,075,439 6,764,511
Mercury General Corp. ................ 629,231 32,883,612
National Western Life Group, Inc. , Class A
(a)
.. 54,283 26,534,616
NI Holdings, Inc.
(b)
................... 197,828 2,941,702
Oscar Health, Inc. , Class A
(a)(b)
........... 3,761,015 65,328,831
Palomar Holdings, Inc.
(b)
............... 567,615 44,654,272
ProAssurance Corp.
(b)
................. 1,098,180 14,671,685
Safety Insurance Group, Inc. ............ 343,254 27,312,721
Selective Insurance Group, Inc. .......... 1,421,799 144,525,868
Selectquote , Inc.
(a)(b)
.................. 3,397,444 5,130,140
SiriusPoint Ltd.
(b)
.................... 1,694,747 19,964,120
Skyward Specialty Insurance Group, Inc.
(b)
... 720,381 25,155,705
Stewart Information Services Corp. ........ 598,438 37,109,140
Tiptree, Inc. ....................... 569,152 9,066,591
Trupanion , Inc.
(a)(b)
................... 932,888 20,989,980
United Fire Group, Inc. ................ 516,083 11,400,273
Universal Insurance Holdings, Inc. ........ 583,126 11,382,620
1,116,986,571
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a)(b)
............... 2,363,193 23,868,249
Cargurus , Inc. , Class A
(a)(b)
.............. 2,242,668 50,370,323
Cars.com, Inc.
(b)
..................... 1,545,648 25,827,778
DHI Group, Inc.
(a)(b)
................... 1,020,324 2,387,558
EverQuote , Inc. , Class A
(a)(b)
............. 507,051 10,227,219
fuboTV , Inc.
(a)(b)
..................... 6,660,491 9,457,897
Grindr, Inc.
(a)(b)
...................... 954,290 9,342,499
MediaAlpha , Inc. , Class A
(b)
............. 536,076 10,855,539
Nextdoor Holdings, Inc. , Class A
(a)(b)
....... 3,530,960 7,203,158
Outbrain, Inc.
(b)
..................... 916,213 3,710,663
QuinStreet , Inc.
(b)
.................... 1,230,177 22,253,902
Shutterstock, Inc. .................... 577,072 24,646,745
System1, Inc. , Class A
(b)
............... 727,441 1,243,924
TrueCar, Inc.
(b)
...................... 2,080,521 5,492,576
Vimeo, Inc.
(b)
....................... 3,756,033 13,484,159
Yelp, Inc.
(a)(b)
....................... 1,554,541 62,554,730
Ziff Davis, Inc.
(a)(b)
.................... 1,065,302 53,382,283
ZipRecruiter, Inc. , Class A
(b)
............. 1,574,463 16,185,480
352,494,682
IT Services — 0.4%
Applied Digital Corp.
(a)(b)
............... 2,033,002 5,499,270
BigBear.ai Holdings, Inc.
(a)(b)
............. 1,229,842 2,041,538
BigCommerce Holdings, Inc.
(a)(b)
.......... 1,628,218 9,215,714
Brightcove, Inc.
(a)(b)
................... 955,736 1,701,210
Couchbase, Inc.
(b)
................... 830,553 20,049,549
DigitalOcean Holdings, Inc.
(a)(b)
........... 1,428,274 46,933,084
Fastly, Inc. , Class A
(a)(b)
................ 2,847,748 36,024,012
Security
Shares
Shares Value
IT Services (continued)
Grid Dynamics Holdings, Inc. , Class A
(a)(b)
... 1,325,053 $ 12,945,768
Hackett Group, Inc. (The) .............. 565,703 12,270,098
Information Services Group, Inc. .......... 828,454 2,791,890
Perficient, Inc.
(a)(b)
.................... 796,656 37,649,963
Rackspace Technology, Inc.
(a)(b)
.......... 1,515,997 2,607,515
Squarespace, Inc. , Class A
(a)(b)
........... 1,354,863 47,230,524
Thoughtworks Holding, Inc.
(a)(b)
........... 2,197,360 5,097,875
Tucows , Inc. , Class A
(a)(b)
............... 233,403 4,124,231
Unisys Corp.
(a)(b)
..................... 1,584,263 8,602,548
254,784,789
Leisure Products — 0.4%
Acushnet Holdings Corp.
(a)
............. 696,704 42,485,010
AMMO, Inc.
(a)(b)
..................... 2,059,267 5,230,538
Clarus Corp. ....................... 646,085 4,089,718
Escalade, Inc.
(a)
..................... 203,175 2,531,561
Funko, Inc. , Class A
(a)(b)
................ 854,911 5,206,408
JAKKS Pacific, Inc.
(b)
................. 170,912 3,231,946
Johnson Outdoors, Inc. , Class A .......... 120,724 4,950,891
Latham Group, Inc.
(a)(b)
................ 945,260 2,646,728
Malibu Boats, Inc. , Class A
(b)
............ 470,423 16,003,791
Marine Products Corp. ................ 182,997 1,967,218
MasterCraft Boat Holdings, Inc.
(a)(b)
........ 380,359 7,694,663
Smith & Wesson Brands, Inc. ............ 1,060,656 17,999,332
Solo Brands, Inc. , Class A
(a)(b)
............ 466,000 876,080
Sturm Ruger & Co., Inc. ............... 402,762 18,619,687
Topgolf Callaway Brands Corp.
(a)(b)
........ 3,353,021 53,715,396
Vista Outdoor, Inc.
(a)(b)
................. 1,339,635 47,007,792
234,256,759
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.
(a)(b)
........ 2,677,111 7,014,031
Akoya Biosciences, Inc.
(a)(b)
............. 495,539 1,892,959
BioLife Solutions, Inc.
(a)(b)
............... 833,386 14,617,591
Codexis, Inc.
(b)
...................... 1,602,307 4,662,713
CryoPort , Inc.
(a)(b)
.................... 999,701 16,185,159
Cytek Biosciences, Inc.
(a)(b)
............. 2,808,422 16,878,616
Harvard Bioscience, Inc.
(a)(b)
............. 901,784 3,444,815
MaxCyte, Inc.
(a)(b)
.................... 2,033,052 7,379,979
Mesa Laboratories, Inc. ............... 119,232 12,648,131
Nautilus Biotechnology, Inc.
(a)(b)
.......... 1,139,378 2,894,020
OmniAb Operations, Inc. , NVS
(b)(d)
......... 130,676 1
OmniAb , Inc.
(a)(b)
.................... 2,137,294 9,489,585
OmniAb , Inc., 15.00 Earnout Shares , NVS
(b)(d)
. 130,676 1
Pacific Biosciences of California, Inc.
(a)(b)
.... 5,965,838 9,843,633
Quanterix Corp.
(a)(b)
.................. 836,658 13,486,927
Quantum-Si, Inc. , Class A
(a)(b)
............ 2,312,754 3,723,534
Seer, Inc. , Class A
(a)(b)
................. 1,378,338 2,866,943
127,028,638
Machinery — 3.7%
374Water, Inc.
(a)(b)
................... 1,252,344 1,865,993
3D Systems Corp.
(a)(b)
................. 3,082,234 10,325,484
Alamo Group, Inc. ................... 235,468 45,770,270
Albany International Corp. , Class A ........ 724,876 57,808,861
Astec Industries, Inc. ................. 528,319 22,083,734
Atmus Filtration Technologies, Inc.
(a)(b)
...... 1,963,396 59,471,265
Barnes Group, Inc. ................... 1,135,464 39,423,310
Blue Bird Corp.
(a)(b)
................... 646,912 21,318,985
Chart Industries, Inc.
(a)(b)
............... 1,002,206 144,377,796
Columbus McKinnon Corp. ............. 647,582 26,725,709
Commercial Vehicle Group, Inc.
(b)
......... 757,605 4,553,206
Desktop Metal, Inc. , Class A
(a)(b)
.......... 6,527,648 5,107,232
Douglas Dynamics, Inc. ............... 527,736 11,947,943
Energy Recovery, Inc.
(b)
............... 1,291,796 19,247,760
Enerpac Tool Group Corp. , Class A ........ 1,257,424 44,802,017

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Enpro , Inc. ........................ 487,534 $ 73,193,479
ESCO Technologies, Inc. .............. 594,120 60,273,474
Federal Signal Corp. ................. 1,387,134 112,773,994
Franklin Electric Co., Inc. .............. 1,064,577 102,486,828
Gencor Industries, Inc.
(a)(b)
.............. 207,415 3,519,833
Gorman-Rupp Co. (The) ............... 515,409 17,096,117
Greenbrier Cos., Inc. (The) ............. 711,452 35,138,614
Helios Technologies, Inc. ............... 769,219 34,691,777
Hillenbrand, Inc. .................... 1,623,239 77,460,965
Hillman Solutions Corp.
(a)(b)
............. 4,500,907 43,028,671
Hyliion Holdings Corp. , Class A
(a)(b)
........ 3,470,748 4,477,265
Hyster-Yale Materials Handling, Inc. ....... 257,843 15,101,864
John Bean Technologies Corp. ........... 737,785 65,729,266
Kadant , Inc.
(a)
...................... 270,829 74,150,272
Kennametal, Inc. .................... 1,892,736 44,536,078
Lindsay Corp. ...................... 254,932 29,610,352
Luxfer Holdings plc .................. 623,675 6,005,990
Manitowoc Co., Inc. (The)
(a)(b)
............ 803,339 9,720,402
Mayville Engineering Co., Inc.
(b)
.......... 251,842 3,465,346
Microvast Holdings, Inc.
(a)(b)
............. 4,941,800 1,936,691
Miller Industries, Inc. ................. 252,265 12,287,828
Mueller Industries, Inc. ................ 2,601,140 145,195,635
Mueller Water Products, Inc. , Class A ...... 3,596,805 56,973,391
Nikola Corp.
(a)(b)
..................... 17,396,818 10,796,465
Omega Flex, Inc. .................... 74,834 4,958,501
Park-Ohio Holdings Corp. .............. 192,056 4,903,190
Proto Labs, Inc.
(b)
.................... 603,842 18,405,104
REV Group, Inc. .................... 739,963 16,175,591
Shyft Group, Inc. (The) ................ 790,513 8,600,781
SPX Technologies, Inc.
(b)
............... 1,029,068 125,350,773
Standex International Corp. ............. 274,363 47,431,875
Tennant Co. ....................... 433,143 50,452,497
Terex Corp. ........................ 1,548,105 86,771,285
Titan International, Inc.
(a)(b)
.............. 1,194,393 13,162,211
Trinity Industries, Inc. ................. 1,899,342 49,420,879
Velo3D, Inc.
(a)(b)
..................... 2,076,882 549,543
Wabash National Corp.
(a)
............... 1,075,614 24,857,440
Watts Water Technologies, Inc. , Class A ..... 633,482 125,720,838
2,131,240,670
Marine Transportation — 0.3%
Costamare , Inc. ..................... 1,085,221 13,000,947
Genco Shipping & Trading Ltd. ........... 995,232 21,238,251
Golden Ocean Group Ltd. .............. 2,881,119 40,594,967
Himalaya Shipping Ltd.
(a)(b)
.............. 587,752 4,801,934
Matson, Inc. ....................... 803,389 86,589,266
Pangaea Logistics Solutions Ltd. ......... 803,735 5,786,892
Safe Bulkers, Inc. ................... 1,569,839 7,833,497
179,845,754
Media — 0.7%
Advantage Solutions, Inc. , Class A
(a)(b)
...... 2,039,404 8,687,861
AMC Networks, Inc. , Class A
(a)(b)
.......... 731,810 7,771,822
Boston Omaha Corp. , Class A
(a)(b)
......... 545,359 8,420,343
Cardlytics, Inc.
(a)(b)
................... 858,164 10,512,509
Clear Channel Outdoor Holdings, Inc.
(a)(b)
.... 8,789,329 12,217,167
EchoStar Corp. , Class A
(a)(b)
............. 2,841,926 45,442,397
Emerald Holding, Inc.
(a)(b)
............... 322,101 1,852,081
Entravision Communications Corp. , Class A .. 1,353,892 2,829,634
EW Scripps Co. (The) , Class A
(b)
......... 1,412,059 5,309,342
Gambling.com Group Ltd.
(a)(b)
............ 314,947 2,724,292
Gannett Co., Inc.
(a)(b)
.................. 3,416,065 8,266,877
Gray Television, Inc. .................. 1,987,455 11,427,866
iHeartMedia, Inc. , Class A
(a)(b)
............ 2,465,714 5,177,999
Integral Ad Science Holding Corp.
(a)(b)
...... 1,554,186 14,904,644
Security
Shares
Shares Value
Media (continued)
John Wiley & Sons, Inc. , Class A ......... 846,370 $ 31,798,121
Magnite , Inc.
(a)(b)
..................... 3,134,280 27,675,692
PubMatic, Inc. , Class A
(a)(b)
.............. 975,188 21,883,219
Scholastic Corp. .................... 598,647 21,323,806
Sinclair, Inc. , Class A
(a)
................ 790,060 9,717,738
Stagwell , Inc. , Class A
(a)(b)
.............. 1,916,987 11,406,073
TechTarget, Inc.
(a)(b)
.................. 604,687 16,628,892
TEGNA, Inc. ....................... 4,658,694 63,544,586
Thryv Holdings, Inc.
(a)(b)
................ 726,763 16,722,817
Townsquare Media, Inc. , Class A ......... 253,780 3,063,125
Urban One, Inc. , Class A
(a)(b)
............ 189,630 377,364
Urban One, Inc. , Class D, NVS
(a)(b)
........ 214,417 332,346
WideOpenWest , Inc.
(a)(b)
............... 1,230,916 4,394,370
374,412,983
Metals & Mining — 2.0%
5E Advanced Materials, Inc.
(a)(b)
.......... 976,333 1,122,783
Alpha Metallurgical Resources, Inc. ....... 269,165 88,049,255
Arch Resources, Inc. , Class A ........... 418,064 66,380,202
ATI, Inc.
(a)(b)
........................ 3,027,728 180,755,362
Caledonia Mining Corp. plc ............. 333,029 3,267,014
Carpenter Technology Corp. ............ 1,140,703 97,758,247
Century Aluminum Co.
(a)(b)
.............. 1,243,468 21,574,170
Coeur Mining, Inc.
(a)(b)
................. 8,385,055 37,900,449
Commercial Metals Co. ................ 2,727,076 146,553,064
Compass Minerals International, Inc. ....... 796,916 9,921,604
Constellium SE , Class A
(a)(b)
............. 3,040,220 59,861,932
Contango ORE, Inc.
(a)(b)
................ 167,447 3,494,619
Dakota Gold Corp.
(a)(b)
................. 1,292,316 3,437,561
Haynes International, Inc. .............. 286,061 17,206,569
Hecla Mining Co.
(a)
................... 14,320,336 67,735,189
i-80 Gold Corp.
(a)(b)
................... 4,815,359 5,682,124
Ivanhoe Electric, Inc.
(a)(b)
............... 1,526,587 15,418,529
Kaiser Aluminum Corp. ................ 373,203 33,771,139
Materion Corp.
(a)
.................... 484,781 55,720,728
Metallus , Inc.
(a)(b)
.................... 991,150 20,378,044
Novagold Resources, Inc.
(a)(b)
............ 5,795,284 16,806,324
Olympic Steel, Inc. ................... 229,643 14,598,405
Perpetua Resources Corp.
(a)(b)
........... 830,298 4,533,427
Piedmont Lithium, Inc.
(a)(b)
.............. 418,030 5,120,867
Radius Recycling, Inc. , Class A .......... 601,003 10,469,472
Ramaco Resources, Inc. , Class A ......... 518,900 8,136,352
Ramaco Resources, Inc. , Class B ......... 102,546 1,139,286
Ryerson Holding Corp. ................ 662,788 18,922,597
SunCoke Energy, Inc. ................. 1,944,928 20,052,208
Tredegar Corp. ..................... 645,836 4,120,434
Warrior Met Coal, Inc. ................. 1,203,677 82,271,323
Worthington Steel, Inc. ................ 718,320 22,117,073
1,144,276,352
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AFC Gamma, Inc. ................... 391,011 4,692,132
Angel Oak Mortgage REIT, Inc. .......... 288,050 3,033,167
Apollo Commercial Real Estate Finance, Inc. . 3,355,281 32,311,356
Arbor Realty Trust, Inc.
(a)
............... 3,767,702 48,339,617
Ares Commercial Real Estate Corp. ....... 1,255,284 8,523,378
ARMOUR Residential REIT, Inc.
(a)
........ 1,152,516 20,941,216
Blackstone Mortgage Trust, Inc. , Class A .... 4,040,256 71,270,116
BrightSpire Capital, Inc. , Class A ......... 3,153,715 19,836,867
Chicago Atlantic Real Estate Finance, Inc. ... 376,748 5,930,014
Chimera Investment Corp. .............. 5,311,614 21,883,850
Claros Mortgage Trust, Inc. ............. 2,129,789 18,529,164
Dynex Capital, Inc. ................... 1,338,904 15,625,010
Ellington Financial, Inc. ................ 1,735,485 19,853,948
Franklin BSP Realty Trust, Inc. ........... 1,908,633 23,838,826

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Granite Point Mortgage Trust, Inc. ........ 1,264,431 $ 5,424,409
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(a)
.................... 2,553,611 63,865,811
Invesco Mortgage Capital, Inc. ........... 1,180,109 10,089,932
KKR Real Estate Finance Trust, Inc. ....... 1,356,197 12,761,814
Ladder Capital Corp. , Class A ........... 2,744,150 29,444,729
MFA Financial, Inc. ................... 2,414,648 25,571,122
New York Mortgage Trust, Inc. ........... 2,134,372 14,620,448
Nexpoint Real Estate Finance, Inc. ........ 209,729 2,718,088
Orchid Island Capital, Inc.
(a)
............. 1,223,206 10,189,306
PennyMac Mortgage Investment Trust ...... 2,039,298 28,244,277
Ready Capital Corp. .................. 3,801,256 32,386,701
Redwood Trust, Inc. .................. 3,097,140 17,127,184
TPG RE Finance Trust, Inc. ............. 1,625,729 11,916,594
Two Harbors Investment Corp. ........... 2,445,130 30,881,992
609,851,068
Multi-Utilities — 0.4%
Avista Corp. ....................... 1,883,049 67,752,103
Black Hills Corp. .................... 1,618,699 88,866,575
Northwestern Energy Group, Inc. ......... 1,456,750 73,478,470
Unitil Corp. ........................ 357,324 18,202,085
248,299,233
Office REITs — 0.7%
Brandywine Realty Trust ............... 4,178,159 18,968,842
City Office REIT, Inc. ................. 988,655 4,607,132
COPT Defense Properties .............. 2,639,396 63,266,322
Douglas Emmett, Inc. ................. 2,378,333 32,606,945
Easterly Government Properties, Inc. ...... 2,271,811 26,557,471
Equity Commonwealth
(b)
............... 2,347,984 43,954,260
Hudson Pacific Properties, Inc. ........... 3,211,342 18,625,784
JBG SMITH Properties ................ 2,277,495 34,185,200
Office Properties Income Trust ........... 1,117,671 2,257,695
Orion Office REIT, Inc. ................ 1,334,152 4,162,554
Paramount Group, Inc. ................ 4,298,490 19,944,994
Peakstone Realty Trust , Class E ......... 844,244 11,794,089
Piedmont Office Realty Trust, Inc. , Class A ... 2,966,114 20,436,525
Postal Realty Trust, Inc. , Class A ......... 411,235 5,695,605
SL Green Realty Corp. ................ 1,560,138 77,741,677
384,805,095
Oil, Gas & Consumable Fuels — 4.9%
Amplify Energy Corp.
(a)(b)
............... 810,980 5,725,519
Ardmore Shipping Corp. ............... 966,961 16,196,597
Berry Corp. ........................ 1,858,587 15,779,404
California Resources Corp. ............. 1,618,194 85,537,735
Centrus Energy Corp. , Class A
(a)(b)
........ 287,016 12,321,597
Chord Energy Corp. .................. 976,285 172,782,919
Civitas Resources, Inc. ................ 1,890,320 136,027,427
Clean Energy Fuels Corp.
(a)(b)
............ 4,032,378 9,355,117
CNX Resources Corp.
(a)(b)
.............. 3,643,713 85,700,130
Comstock Resources, Inc. .............. 2,145,345 21,582,171
CONSOL Energy, Inc. ................. 707,733 58,571,983
Crescent Energy, Inc. , Class A ........... 1,791,443 19,060,953
CVR Energy, Inc. .................... 755,983 22,966,764
Delek US Holdings, Inc. ............... 1,533,627 41,914,026
DHT Holdings, Inc. ................... 3,148,764 35,958,885
Dorian LPG Ltd. ..................... 800,527 33,077,776
Empire Petroleum Corp.
(a)(b)
............. 332,318 1,721,407
Encore Energy Corp.
(a)(b)
............... 3,852,349 16,988,859
Energy Fuels, Inc.
(a)(b)
................. 3,784,798 19,605,254
Equitrans Midstream Corp. ............. 10,196,218 137,954,830
Evolution Petroleum Corp. .............. 739,756 3,994,682
Excelerate Energy, Inc. , Class A
(a)
......... 425,486 7,173,694
FLEX LNG Ltd. ..................... 681,219 17,718,506
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
FutureFuel Corp. .................... 690,668 $ 3,743,421
Gevo , Inc.
(a)(b)
...................... 6,475,845 4,266,287
Golar LNG Ltd. ..................... 2,291,369 56,184,368
Granite Ridge Resources, Inc. ........... 709,031 4,622,882
Green Plains, Inc.
(a)(b)
................. 1,099,890 22,734,726
Gulfport Energy Corp.
(b)
............... 253,815 40,282,979
Hallador Energy Co.
(a)(b)
................ 514,965 2,631,471
HighPeak Energy, Inc.
(a)
............... 274,467 3,900,176
International Seaways, Inc. ............. 939,625 51,951,866
Kinetik Holdings, Inc. , Class A ........... 847,625 32,497,942
Kosmos Energy Ltd.
(a)(b)
................ 10,610,936 60,164,007
Magnolia Oil & Gas Corp. , Class A ........ 4,095,790 102,681,455
Matador Resources Co. ............... 2,656,448 165,496,710
Murphy Oil Corp. .................... 3,414,670 152,430,869
NACCO Industries, Inc. , Class A .......... 92,270 2,541,116
NextDecade Corp.
(a)(b)
................. 1,885,392 12,104,217
Nordic American Tankers Ltd. ........... 4,764,356 18,580,988
Northern Oil & Gas, Inc.
(a)
.............. 2,055,826 83,857,143
Overseas Shipholding Group, Inc. , Class A .. 1,288,720 7,835,418
Par Pacific Holdings, Inc.
(b)
............. 1,318,690 40,615,652
PBF Energy, Inc. , Class A .............. 2,567,076 136,748,139
Peabody Energy Corp. ................ 2,630,541 57,714,070
Permian Resources Corp. , Class A ........ 10,659,485 178,546,374
PrimeEnergy Resources Corp.
(a)(b)
......... 12,756 1,306,980
REX American Resources Corp.
(b)
........ 367,638 20,341,411
Riley Exploration Permian, Inc. ........... 208,294 5,401,063
Ring Energy, Inc.
(a)(b)
.................. 2,761,088 5,246,067
SandRidge Energy, Inc. ............... 567,830 7,779,271
Scorpio Tankers, Inc. ................. 1,109,484 78,063,294
SFL Corp. Ltd. ...................... 2,653,659 35,373,274
SilverBow Resources, Inc.
(a)(b)
........... 544,795 16,736,102
Sitio Royalties Corp. , Class A ............ 1,894,537 44,029,040
SM Energy Co. ..................... 2,707,381 131,280,905
Talos Energy, Inc.
(a)(b)
................. 3,224,369 42,497,183
Teekay Corp.
(a)(b)
.................... 1,439,945 10,540,397
Teekay Tankers Ltd. , Class A
(b)
........... 555,092 32,345,211
Tellurian, Inc.
(a)(b)
.................... 14,010,479 6,025,907
Uranium Energy Corp.
(a)(b)
.............. 9,017,572 60,868,611
VAALCO Energy, Inc. ................. 2,427,793 15,537,875
Verde Clean Fuels, Inc. , Class A
(a)(b)
....... 87,287 427,706
Vertex Energy, Inc.
(a)(b)
................ 1,550,178 2,015,231
Vital Energy, Inc.
(a)(b)
.................. 545,574 28,926,333
Vitesse Energy, Inc. .................. 581,184 12,896,473
W&T Offshore, Inc.
(a)
................. 2,256,928 5,078,088
World Kinect Corp. ................... 1,453,096 34,147,756
2,816,712,689
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(b)
.............. 381,227 17,170,464
Glatfelter Corp.
(b)
.................... 1,051,721 1,503,961
Sylvamo Corp. ..................... 830,695 51,918,438
70,592,863
Passenger Airlines — 0.4%
Allegiant Travel Co. .................. 369,550 20,162,648
Blade Air Mobility, Inc. , Class A
(a)(b)
........ 1,390,330 4,435,153
Frontier Group Holdings, Inc.
(a)(b)
.......... 902,059 5,448,436
Hawaiian Holdings, Inc.
(a)(b)
............. 1,176,966 14,947,468
JetBlue Airways Corp.
(a)(b)
.............. 7,851,500 44,596,520
Joby Aviation, Inc. , Class A
(a)(b)
........... 6,488,418 32,766,511
SkyWest, Inc.
(b)
..................... 946,618 69,131,513
Spirit Airlines, Inc.
(a)
.................. 2,545,282 8,984,845
Sun Country Airlines Holdings, Inc.
(b)
....... 981,337 13,061,596
213,534,690

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.9%
Beauty Health Co. (The) , Class A
(a)(b)
....... 1,874,834 $ 6,055,714
BellRing Brands, Inc.
(b)
................ 3,102,319 171,154,939
Edgewell Personal Care Co. ............ 1,175,874 44,236,380
elf Beauty, Inc.
(a)(b)
................... 1,262,147 205,136,752
Herbalife Ltd.
(b)
..................... 2,284,467 19,760,639
Inter Parfums, Inc. ................... 425,797 49,554,255
Medifast , Inc. ...................... 253,264 6,972,358
Nature's Sunshine Products, Inc.
(a)(b)
....... 299,273 5,820,860
Nu Skin Enterprises, Inc. , Class A ......... 1,185,605 13,942,715
USANA Health Sciences, Inc.
(b)
.......... 267,232 11,095,473
Waldencast plc , Class A
(a)(b)
............. 706,514 3,440,723
537,170,808
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.
(a)(b)
............ 1,672,081 2,023,218
Amneal Pharmaceuticals, Inc. , Class A
(a)(b)
... 2,832,911 17,139,112
Amphastar Pharmaceuticals, Inc.
(a)(b)
....... 876,256 36,145,560
Amylyx Pharmaceuticals, Inc.
(a)(b)
......... 1,189,950 2,153,810
ANI Pharmaceuticals, Inc.
(b)
............. 343,097 22,644,402
Arvinas , Inc.
(b)
...................... 1,176,658 37,382,425
Assertio Holdings, Inc.
(a)(b)
.............. 2,212,929 1,958,663
Atea Pharmaceuticals, Inc.
(a)(b)
........... 1,773,045 6,560,267
Axsome Therapeutics, Inc.
(a)(b)
........... 830,771 61,277,669
Biote Corp. , Class A
(a)(b)
................ 296,244 1,632,304
Bright Green Corp.
(a)(b)
................ 1,282,816 321,859
Cara Therapeutics, Inc.
(a)(b)
............. 1,138,633 856,138
Cassava Sciences, Inc.
(a)(b)
............. 932,662 20,658,463
Citius Pharmaceuticals, Inc.
(a)(b)
.......... 3,087,892 2,304,494
Collegium Pharmaceutical, Inc.
(a)(b)
........ 762,303 28,151,850
Corcept Therapeutics, Inc.
(a)(b)
........... 1,896,492 44,226,193
CorMedix, Inc.
(a)(b)
................... 1,258,517 6,613,507
Edgewise Therapeutics, Inc.
(b)
........... 1,333,596 23,924,712
Enliven Therapeutics, Inc.
(a)(b)
............ 535,508 9,312,484
Evolus , Inc.
(b)
...................... 994,194 11,701,663
Eyenovia , Inc.
(a)(b)
.................... 673,613 505,883
EyePoint Pharmaceuticals, Inc.
(a)(b)
........ 873,512 15,373,811
Harmony Biosciences Holdings, Inc.
(a)(b)
..... 748,643 23,140,555
Harrow, Inc.
(a)(b)
..................... 705,597 7,190,033
Ikena Oncology, Inc.
(a)(b)
............... 632,326 834,670
Innoviva , Inc.
(a)(b)
.................... 1,345,988 20,337,879
Intra-Cellular Therapies, Inc.
(a)(b)
.......... 2,334,573 167,645,687
Ligand Pharmaceuticals, Inc.
(a)(b)
.......... 390,088 27,263,250
Liquidia Corp.
(a)(b)
.................... 1,179,722 15,159,428
Longboard Pharmaceuticals, Inc.
(a)(b)
....... 573,261 12,210,459
Marinus Pharmaceuticals, Inc.
(a)(b)
......... 1,396,549 1,969,134
Neumora Therapeutics, Inc.
(a)(b)
.......... 345,072 3,136,705
Nuvation Bio, Inc. , Class A
(a)(b)
........... 3,392,035 10,142,185
Ocular Therapeutix , Inc.
(a)(b)
............. 2,720,006 12,892,828
Omeros Corp.
(a)(b)
.................... 1,379,718 4,346,112
Optinose , Inc.
(a)(b)
.................... 1,684,735 1,383,167
Pacira BioSciences , Inc.
(b)
.............. 1,062,264 27,884,430
Phathom Pharmaceuticals, Inc.
(a)(b)
........ 741,840 6,698,815
Phibro Animal Health Corp. , Class A ....... 501,075 8,367,953
Pliant Therapeutics, Inc.
(a)(b)
............. 1,333,411 15,760,918
Prestige Consumer Healthcare, Inc.
(b)
...... 1,155,405 82,911,863
Revance Therapeutics, Inc.
(a)(b)
........... 2,075,287 7,491,786
Scilex Holding Co., (Acquired 01/06/23, cost
$14,991,359)
(a)(b)(e)
................. 1,430,473 1,168,609
scPharmaceuticals , Inc.
(a)(b)
............. 658,694 2,944,362
SIGA Technologies, Inc. ............... 1,070,322 9,397,427
Supernus Pharmaceuticals, Inc.
(a)(b)
........ 1,150,742 34,637,334
Taro Pharmaceutical Industries Ltd.
(a)(b)
..... 188,247 7,996,733
Tarsus Pharmaceuticals, Inc.
(a)(b)
.......... 676,219 21,253,563
Terns Pharmaceuticals, Inc.
(a)(b)
.......... 1,003,192 5,066,120
Theravance Biopharma, Inc.
(a)(b)
.......... 1,148,200 9,690,808
Security
Shares
Shares Value
Pharmaceuticals (continued)
Third Harmonic Bio, Inc.
(a)(b)
............. 453,554 $ 5,052,592
Trevi Therapeutics, Inc.
(a)(b)
............. 989,700 2,899,821
Ventyx Biosciences, Inc.
(a)(b)
............. 1,092,392 4,085,546
Verrica Pharmaceuticals, Inc.
(a)(b)
......... 489,299 3,407,968
WaVe Life Sciences Ltd.
(a)(b)
............. 1,725,664 8,507,524
Xeris Biopharma Holdings, Inc.
(a)(b)
........ 3,104,405 5,432,709
Zevra Therapeutics, Inc.
(a)(b)
............. 824,023 3,774,025
934,951,485
Professional Services — 2.5%
Alight, Inc. , Class A
(a)(b)
................ 9,633,580 86,894,892
ASGN, Inc.
(a)(b)
...................... 1,084,920 104,640,534
Asure Software, Inc.
(a)(b)
................ 539,183 3,984,562
Barrett Business Services, Inc. ........... 152,870 18,573,705
BlackSky Technology, Inc. , Class A
(a)(b)
...... 2,794,138 3,380,907
CBIZ, Inc.
(a)(b)
....................... 1,112,178 79,164,830
Conduent, Inc.
(a)(b)
................... 4,106,592 12,935,765
CRA International, Inc. ................ 158,905 23,055,526
CSG Systems International, Inc. .......... 704,234 33,268,014
ExlService Holdings, Inc.
(a)(b)
............ 3,754,626 108,884,154
Exponent, Inc. ...................... 1,171,395 107,662,914
First Advantage Corp. ................. 1,255,595 20,466,199
FiscalNote Holdings, Inc. , Class A
(a)(b)
...... 1,367,381 1,859,638
Forrester Research, Inc.
(a)(b)
............. 277,316 5,044,378
Franklin Covey Co.
(a)(b)
................ 268,151 10,441,800
Heidrick & Struggles International, Inc. ..... 466,341 13,747,733
HireQuest , Inc. ..................... 107,910 1,383,406
HireRight Holdings Corp.
(b)
............. 310,523 4,440,479
Huron Consulting Group, Inc.
(b)
........... 429,714 40,066,533
IBEX Holdings Ltd.
(a)(b)
................ 230,411 3,018,384
ICF International, Inc.
(a)
................ 435,113 62,782,455
Innodata, Inc.
(a)(b)
.................... 623,075 3,638,758
Insperity, Inc. ....................... 827,697 85,194,852
Kelly Services, Inc. , Class A, NVS ........ 749,991 17,204,794
Kforce , Inc. ........................ 434,668 26,845,096
Korn Ferry ........................ 1,224,045 74,324,012
Legalzoom.com, Inc.
(a)(b)
............... 3,126,403 37,360,516
Maximus, Inc. ...................... 1,412,945 113,431,225
Mistras Group, Inc.
(b)
................. 457,146 4,000,028
NV5 Global, Inc.
(a)(b)
.................. 321,050 29,934,702
Parsons Corp.
(a)(b)
.................... 963,358 75,633,237
Planet Labs PBC , Class A
(a)(b)
............ 4,094,892 6,920,367
Resources Connection, Inc. ............. 753,076 8,321,490
Skillsoft Corp.
(a)(b)
.................... 93,695 673,667
Sterling Check Corp.
(a)(b)
............... 712,088 10,773,891
TriNet Group, Inc. ................... 744,859 74,761,498
TrueBlue, Inc.
(a)(b)
.................... 709,925 7,397,418
TTEC Holdings, Inc. .................. 475,725 3,463,278
Upwork, Inc.
(a)(b)
..................... 2,900,293 33,933,428
Verra Mobility Corp. , Class A
(a)(b)
.......... 3,194,038 75,315,416
Willdan Group, Inc.
(a)(b)
................ 284,867 8,030,401
1,442,854,882
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(b)
......... 31,219 430,198
Anywhere Real Estate, Inc.
(a)(b)
........... 2,513,819 12,217,160
Compass, Inc. , Class A
(a)(b)
............. 6,662,231 20,986,028
Cushman & Wakefield plc
(a)(b)
............ 3,370,926 32,529,436
DigitalBridge Group, Inc. , Class A
(a)
........ 3,781,937 62,175,044
Douglas Elliman, Inc.
(b)
................ 1,985,381 2,700,118
eXp World Holdings, Inc.
(a)
.............. 1,670,408 16,637,264
Forestar Group, Inc.
(b)
................. 430,690 13,347,083
FRP Holdings, Inc.
(b)
.................. 297,877 9,028,652
Kennedy-Wilson Holdings, Inc. ........... 2,802,388 24,072,513
Marcus & Millichap, Inc. ............... 555,374 17,588,694

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Maui Land & Pineapple Co., Inc.
(a)(b)
....... 159,461 $ 3,106,300
Newmark Group, Inc. , Class A ........... 3,176,880 30,402,742
Opendoor Technologies, Inc.
(a)(b)
.......... 13,264,228 26,395,814
RE/MAX Holdings, Inc. , Class A .......... 438,104 3,075,490
Redfin Corp.
(a)(b)
..................... 2,602,870 14,602,101
RMR Group, Inc. (The) , Class A .......... 371,783 8,818,693
St. Joe Co. (The) .................... 813,607 46,538,320
Star Holdings
(a)(b)
.................... 316,052 3,757,858
Stratus Properties, Inc.
(b)
............... 135,520 3,073,594
Tejon Ranch Co.
(a)(b)
.................. 440,218 7,386,858
Transcontinental Realty Investors, Inc.
(b)
.... 27,047 774,896
359,644,856
Residential REITs — 0.4%
Apartment Investment & Management Co. ,
Class A
(b)
....................... 3,377,294 27,018,352
BRT Apartments Corp. ................ 299,484 5,372,743
Centerspace ....................... 356,819 23,996,078
Clipper Realty, Inc. ................... 331,481 1,392,220
Elme Communities ................... 2,081,126 31,549,870
Independence Realty Trust, Inc. .......... 5,257,495 82,910,696
NexPoint Residential Trust, Inc. .......... 534,030 18,285,187
UMH Properties, Inc. ................. 1,416,955 22,557,924
Veris Residential, Inc. ................. 1,833,720 26,423,905
239,506,975
Retail REITs — 1.2%
Acadia Realty Trust .................. 2,405,271 41,563,083
Alexander's, Inc. .................... 50,378 10,657,970
CBL & Associates Properties, Inc. ......... 619,777 13,480,150
Getty Realty Corp. ................... 1,123,509 30,447,094
InvenTrust Properties Corp. ............. 1,595,212 40,422,672
Kite Realty Group Trust ................ 5,057,519 110,253,914
Macerich Co. (The) .................. 5,042,565 69,385,694
NETSTREIT Corp. ................... 1,594,454 26,866,550
Phillips Edison & Co., Inc. .............. 2,795,878 91,425,211
Retail Opportunity Investments Corp. ...... 2,878,464 35,318,753
Saul Centers, Inc. ................... 277,866 10,117,101
SITE Centers Corp. .................. 4,509,468 60,832,723
Tanger , Inc. ........................ 2,445,728 69,336,389
Urban Edge Properties ................ 2,724,948 45,588,380
Whitestone REIT .................... 1,141,318 13,125,157
668,820,841
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc. , Class A
(a)(b)
.......... 1,135,835 28,986,509
Aehr Test Systems
(a)(b)
................. 655,969 7,858,509
Alpha & Omega Semiconductor Ltd.
(a)(b)
..... 539,216 11,792,654
Ambarella, Inc.
(a)(b)
................... 898,378 41,298,437
Amkor Technology, Inc. ................ 2,623,136 84,858,450
Atomera , Inc.
(a)(b)
.................... 527,635 2,448,226
Axcelis Technologies, Inc.
(a)(b)
............ 760,210 78,696,939
CEVA, Inc.
(a)(b)
...................... 540,825 10,962,523
Cohu , Inc.
(b)
....................... 1,081,602 32,794,173
Credo Technology Group Holding Ltd.
(b)
..... 2,905,126 51,914,602
Diodes, Inc.
(a)(b)
..................... 1,049,180 76,600,632
FormFactor , Inc.
(a)(b)
.................. 1,796,649 80,112,579
Ichor Holdings Ltd.
(b)
.................. 667,785 25,896,702
Impinj , Inc.
(a)(b)
...................... 545,283 86,907,204
indie Semiconductor, Inc. , Class A
(a)(b)
...... 3,508,995 19,720,552
inTEST Corp.
(a)(b)
.................... 253,007 2,851,389
Kulicke & Soffa Industries, Inc. ........... 1,287,551 59,587,860
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
............................ 1,296,171 132,144,633
Maxeon Solar Technologies Ltd.
(a)(b)
........ 713,837 1,391,982
MaxLinear , Inc.
(a)(b)
................... 1,763,539 36,663,976
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Navitas Semiconductor Corp.
(a)(b)
......... 2,606,667 $ 11,286,868
NVE Corp. ........................ 108,217 8,808,864
Onto Innovation, Inc.
(a)(b)
............... 1,146,247 212,617,356
PDF Solutions, Inc.
(b)
................. 712,521 21,432,632
Photronics , Inc.
(a)(b)
................... 1,417,999 38,867,353
Power Integrations, Inc. ............... 1,313,035 87,605,695
Rambus, Inc.
(b)
..................... 2,517,633 138,016,641
Semtech Corp.
(a)(b)
................... 1,487,309 55,952,565
Silicon Laboratories, Inc.
(a)(b)
............. 739,422 89,832,379
SiTime Corp.
(a)(b)
.................... 411,645 36,685,802
SkyWater Technology, Inc.
(a)(b)
........... 424,113 4,351,399
SMART Global Holdings, Inc.
(b)
........... 1,200,985 21,941,996
Synaptics , Inc.
(a)(b)
................... 921,123 82,864,225
Transphorm , Inc.
(a)(b)
.................. 702,631 3,372,629
Ultra Clean Holdings, Inc.
(b)
............. 1,034,950 43,291,958
Veeco Instruments, Inc.
(a)(b)
............. 1,171,642 41,405,828
1,771,822,721
Software — 6.0%
8x8, Inc.
(a)(b)
........................ 2,914,117 6,440,199
A10 Networks, Inc. ................... 1,650,499 21,555,517
ACI Worldwide, Inc.
(b)
................. 2,540,764 86,640,052
Adeia , Inc. ........................ 2,484,569 24,448,159
Agilysys , Inc.
(a)(b)
.................... 470,999 39,116,467
Alarm.com Holdings, Inc.
(a)(b)
............ 1,115,460 74,178,090
Alkami Technology, Inc.
(a)(b)
............. 961,889 23,152,668
Altair Engineering, Inc. , Class A
(a)(b)
........ 1,279,103 102,903,836
American Software, Inc. , Class A ......... 766,994 7,754,309
Amplitude, Inc. , Class A
(a)(b)
............. 1,594,856 15,613,640
Appfolio , Inc. , Class A
(a)(b)
.............. 447,941 101,584,060
Appian Corp. , Class A
(a)(b)
.............. 963,940 36,089,914
Asana, Inc. , Class A
(a)(b)
................ 1,936,391 28,794,134
Aurora Innovation, Inc. , Class A
(a)(b)
........ 8,367,946 23,221,050
AvePoint, Inc. , Class A
(a)(b)
.............. 3,459,684 26,881,745
Bit Digital, Inc.
(a)(b)
.................... 2,111,705 4,297,320
Blackbaud, Inc.
(a)(b)
................... 1,015,669 79,140,929
BlackLine , Inc.
(a)(b)
................... 1,329,675 77,187,634
Box, Inc. , Class A
(a)(b)
................. 3,290,841 85,627,683
Braze, Inc. , Class A
(a)(b)
................ 1,253,270 52,512,013
C3.ai, Inc. , Class A
(a)(b)
................ 1,923,030 43,325,866
Cerence , Inc.
(a)(b)
.................... 973,135 8,865,260
Cipher Mining, Inc.
(a)(b)
................. 1,010,945 3,760,715
Cleanspark , Inc.
(a)(b)
.................. 4,495,352 73,633,866
Clear Secure, Inc. , Class A ............. 1,950,669 34,078,187
CommVault Systems, Inc.
(b)
............. 1,029,552 105,498,193
Consensus Cloud Solutions, Inc.
(a)(b)
....... 448,263 5,217,781
CoreCard Corp.
(a)(b)
.................. 164,317 1,968,518
CS Disco, Inc.
(a)(b)
.................... 540,774 4,082,844
Daily Journal Corp.
(a)(b)
................ 31,978 10,719,026
Digimarc Corp.
(a)(b)
................... 334,446 7,070,188
Digital Turbine, Inc.
(a)(b)
................ 2,283,398 4,361,290
Domo, Inc. , Class B
(a)(b)
................ 746,857 5,623,833
E2open Parent Holdings, Inc. , Class A
(a)(b)
... 4,006,264 19,430,380
eGain Corp.
(a)(b)
..................... 486,339 3,020,165
Enfusion , Inc. , Class A
(a)(b)
.............. 913,635 8,505,942
Envestnet, Inc.
(a)(b)
................... 1,091,954 67,777,585
Everbridge, Inc.
(b)
.................... 963,558 33,483,641
EverCommerce , Inc.
(a)(b)
............... 542,773 4,884,957
Expensify, Inc. , Class A
(a)(b)
............. 1,300,719 2,081,150
Freshworks , Inc. , Class A
(a)(b)
............ 3,773,189 67,351,424
Instructure Holdings, Inc.
(a)(b)
............ 451,191 8,631,284
Intapp , Inc.
(a)(b)
...................... 926,419 28,644,876
InterDigital , Inc. ..................... 599,459 59,184,587
Jamf Holding Corp.
(a)(b)
................ 1,646,461 32,056,596
Kaltura, Inc.
(a)(b)
..................... 1,837,921 2,260,643

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
LivePerson , Inc.
(a)(b)
.................. 1,912,398 $ 957,920
LiveRamp Holdings, Inc.
(a)(b)
............. 1,511,686 48,540,237
Marathon Digital Holdings, Inc.
(a)(b)
........ 5,224,604 83,907,140
Matterport, Inc. , Class A
(a)(b)
............. 6,036,607 27,768,392
MeridianLink , Inc.
(a)(b)
................. 603,247 10,062,160
MicroStrategy, Inc. , Class A
(a)(b)
........... 346,364 368,888,051
Mitek Systems, Inc.
(a)(b)
................ 1,019,524 12,876,588
Model N, Inc.
(a)(b)
.................... 897,021 26,596,673
N-able, Inc.
(b)
....................... 1,628,377 19,963,902
NextNav , Inc.
(a)(b)
.................... 1,282,053 11,679,503
Olo, Inc. , Class A
(b)
................... 2,430,487 11,666,338
ON24, Inc. ........................ 708,729 4,670,524
OneSpan , Inc.
(b)
..................... 943,283 10,206,322
PagerDuty, Inc.
(a)(b)
................... 2,075,466 41,426,301
PowerSchool Holdings, Inc. , Class A
(a)(b)
.... 1,313,404 22,748,157
Progress Software Corp. ............... 1,034,323 51,529,972
PROS Holdings, Inc.
(a)(b)
............... 1,052,785 34,478,709
Q2 Holdings, Inc.
(a)(b)
.................. 1,336,412 68,678,213
Qualys, Inc.
(a)(b)
..................... 867,796 142,240,442
Rapid7, Inc.
(a)(b)
..................... 1,412,824 63,294,515
Red Violet, Inc.
(a)(b)
................... 239,136 4,012,702
Rimini Street, Inc.
(b)
.................. 1,227,506 3,265,166
Riot Platforms, Inc.
(a)(b)
................ 4,601,940 46,525,613
Sapiens International Corp. NV .......... 715,687 22,043,160
SEMrush Holdings, Inc. , Class A
(a)(b)
....... 742,939 9,093,573
SolarWinds Corp. ................... 1,221,073 13,456,224
SoundHound AI, Inc. , Class A
(a)(b)
......... 3,225,151 13,674,640
SoundThinking , Inc.
(a)(b)
................ 223,206 2,982,032
Sprinklr, Inc. , Class A
(a)(b)
............... 2,473,464 28,914,794
Sprout Social, Inc. , Class A
(a)(b)
........... 1,135,355 57,278,660
SPS Commerce, Inc.
(a)(b)
............... 858,114 149,200,281
Tenable Holdings, Inc.
(a)(b)
.............. 2,714,571 122,074,258
Terawulf , Inc.
(a)(b)
.................... 3,629,505 7,876,026
Varonis Systems, Inc.
(a)(b)
............... 2,538,924 111,077,925
Verint Systems, Inc.
(a)(b)
................ 1,437,404 43,524,593
Veritone , Inc.
(a)(b)
.................... 651,675 2,130,977
Viant Technology, Inc. , Class A
(a)(b)
........ 338,250 2,973,218
Weave Communications, Inc.
(a)(b)
......... 809,069 8,648,948
Workiva, Inc. , Class A
(a)(b)
.............. 1,167,878 92,028,786
Xperi , Inc.
(a)(b)
...................... 1,025,590 10,778,951
Yext , Inc.
(b)
........................ 2,501,437 13,732,889
Zeta Global Holdings Corp. , Class A
(a)(b)
..... 3,277,416 40,508,862
Zuora, Inc. , Class A
(a)(b)
................ 3,155,966 31,117,825
3,461,758,378
Specialized REITs — 0.4%
Farmland Partners, Inc. ............... 1,017,291 10,946,051
Four Corners Property Trust, Inc. ......... 2,160,679 50,667,923
Gladstone Land Corp. ................ 750,446 9,515,655
Outfront Media, Inc. .................. 3,433,872 54,461,210
PotlatchDeltic Corp. .................. 1,849,495 73,998,295
Safehold, Inc.
(a)
..................... 1,166,199 21,271,470
Uniti Group, Inc. .................... 5,571,731 32,037,453
252,898,057
Specialty Retail — 2.7%
1-800-Flowers.com, Inc. , Class A
(a)(b)
....... 601,802 5,458,344
Aaron's Co., Inc. (The) ................ 725,761 5,015,009
Abercrombie & Fitch Co. , Class A
(b)
........ 1,141,002 138,654,563
Academy Sports & Outdoors, Inc.
(a)
........ 1,679,502 97,914,967
American Eagle Outfitters, Inc. ........... 4,248,737 103,074,360
America's Car-Mart, Inc.
(a)(b)
............. 136,703 7,824,880
Arko Corp. ........................ 1,820,666 7,828,864
Asbury Automotive Group, Inc.
(a)(b)
......... 481,147 101,156,345
BARK, Inc.
(a)(b)
...................... 3,023,693 3,326,062
Security
Shares
Shares Value
Specialty Retail (continued)
Beyond, Inc.
(a)(b)
..................... 1,053,312 $ 21,203,171
Big 5 Sporting Goods Corp.
(a)
............ 532,183 1,883,928
Boot Barn Holdings, Inc.
(a)(b)
............. 700,638 74,596,928
Buckle, Inc. (The) ................... 702,953 26,283,413
Build-A-Bear Workshop, Inc. ............ 295,111 8,900,548
Caleres, Inc. ....................... 798,843 29,421,388
Camping World Holdings, Inc. , Class A ..... 985,641 19,978,943
CarParts.com, Inc.
(a)(b)
................. 1,286,482 1,582,373
Carvana Co. , Class A
(a)(b)
............... 2,405,977 199,503,613
Cato Corp. (The) , Class A .............. 417,850 2,014,037
Children's Place, Inc. (The)
(a)(b)
........... 284,638 1,981,080
Designer Brands, Inc. , Class A ........... 988,158 9,179,988
Destination XL Group, Inc.
(a)(b)
........... 1,281,020 4,112,074
Duluth Holdings, Inc. , Class B
(a)(b)
......... 303,286 1,276,834
Envela Corp.
(a)(b)
.................... 97,094 416,533
EVgo , Inc. , Class A
(a)(b)
................ 2,610,040 4,724,172
Foot Locker, Inc. .................... 1,910,912 39,842,515
Genesco, Inc.
(a)(b)
.................... 256,318 6,487,409
Group 1 Automotive, Inc.
(a)
.............. 318,942 93,775,327
GrowGeneration Corp.
(a)(b)
.............. 1,391,141 4,159,512
Guess?, Inc. ....................... 663,294 17,763,013
Haverty Furniture Cos., Inc. ............. 339,280 10,449,824
Hibbett, Inc. ....................... 271,312 23,397,947
J Jill, Inc.
(a)(b)
....................... 104,014 2,592,029
Lands' End, Inc.
(a)(b)
.................. 349,834 4,785,729
Lazydays Holdings, Inc.
(a)(b)
............. 221,853 785,360
Leslie's, Inc.
(a)(b)
..................... 4,162,328 16,357,949
MarineMax , Inc.
(a)(b)
.................. 501,964 12,383,452
Monro , Inc.
(a)
....................... 687,396 18,731,541
National Vision Holdings, Inc.
(b)
.......... 1,806,660 31,472,017
ODP Corp. (The)
(a)(b)
.................. 746,840 38,021,624
OneWater Marine, Inc. , Class A
(a)(b)
........ 267,232 5,534,375
PetMed Express, Inc. ................. 549,333 2,169,865
Rent the Runway, Inc. , Class A
(a)(b)
........ 57,449 583,107
Revolve Group, Inc. , Class A
(a)(b)
.......... 929,997 18,516,240
Sally Beauty Holdings, Inc.
(a)(b)
........... 2,487,737 26,991,946
Shoe Carnival, Inc.
(a)
................. 426,883 14,274,968
Signet Jewelers Ltd. .................. 1,016,148 99,612,988
Sleep Number Corp.
(a)(b)
............... 502,354 6,686,332
Sonic Automotive, Inc. , Class A .......... 342,629 19,817,661
Sportsman's Warehouse Holdings, Inc.
(a)(b)
... 855,310 2,736,992
Stitch Fix, Inc. , Class A
(a)(b)
.............. 2,065,121 4,378,057
ThredUp , Inc. , Class A
(a)(b)
.............. 1,711,594 2,738,550
Tile Shop Holdings, Inc.
(b)
.............. 665,581 4,472,704
Tilly's, Inc. , Class A
(a)(b)
................ 478,363 2,903,663
Torrid Holdings, Inc.
(a)(b)
................ 320,363 1,624,240
Upbound Group, Inc. ................. 1,238,138 38,394,659
Urban Outfitters, Inc.
(b)
................ 1,481,958 57,737,084
Warby Parker, Inc. , Class A
(a)(b)
........... 2,002,873 23,513,729
Winmark Corp. ..................... 66,377 23,850,584
Zumiez, Inc.
(a)(b)
..................... 375,599 6,460,303
1,561,315,712
Technology Hardware, Storage & Peripherals — 1.9%
CompoSecure , Inc. , Class A
(a)(b)
.......... 386,925 2,689,129
Corsair Gaming, Inc.
(b)
................ 899,449 9,983,884
CPI Card Group, Inc.
(a)(b)
............... 98,418 1,697,711
Eastman Kodak Co.
(a)(b)
................ 1,357,425 6,108,413
Immersion Corp. .................... 726,683 5,282,985
Intevac, Inc.
(a)(b)
..................... 529,380 2,239,277
IonQ , Inc.
(a)(b)
....................... 3,811,742 32,590,394
Super Micro Computer, Inc.
(a)(b)
........... 1,186,338 1,018,827,073
Turtle Beach Corp.
(b)
.................. 384,240 5,417,784

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
Schedule of Investments
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp. ................. 2,742,961 $ 36,453,952
1,121,290,602
Textiles, Apparel & Luxury Goods — 0.5%
Allbirds , Inc. , Class A
(a)(b)
............... 2,210,850 1,333,806
Figs, Inc. , Class A
(a)(b)
................. 2,944,721 15,047,524
Fossil Group, Inc.
(a)(b)
................. 1,163,880 905,266
G-III Apparel Group Ltd.
(a)(b)
............. 965,379 27,175,419
Hanesbrands, Inc.
(b)
.................. 8,185,019 37,323,687
Kontoor Brands, Inc. .................. 1,302,605 80,839,666
Movado Group, Inc. .................. 355,628 9,057,845
Oxford Industries, Inc. ................ 351,146 37,846,516
Rocky Brands, Inc. ................... 164,648 4,242,979
Steven Madden Ltd. .................. 1,707,616 69,004,762
Vera Bradley, Inc.
(b)
.................. 582,005 3,835,413
Wolverine World Wide, Inc. ............. 1,804,870 19,384,304
305,997,187
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
.............. 388,761 2,009,894
Turning Point Brands, Inc. .............. 398,515 11,493,173
Universal Corp. ..................... 565,052 29,060,624
Vector Group Ltd. ................... 3,380,868 34,991,984
77,555,675
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc. , Class A ....... 527,050 5,855,525
Applied Industrial Technologies, Inc. ....... 899,675 164,865,444
Beacon Roofing Supply, Inc.
(b)
........... 1,469,748 144,814,270
BlueLinx Holdings, Inc.
(b)
............... 197,875 21,700,951
Boise Cascade Co. .................. 924,814 122,325,148
Custom Truck One Source, Inc.
(a)(b)
........ 1,268,496 6,329,795
Distribution Solutions Group, Inc.
(a)(b)
....... 227,083 7,486,927
DNOW, Inc.
(b)
...................... 2,464,071 34,768,042
DXP Enterprises, Inc.
(b)
................ 306,727 14,956,009
EVI Industries, Inc. ................... 124,604 2,556,874
FTAI Aviation Ltd. .................... 2,320,864 162,947,861
GATX Corp. ....................... 818,491 100,150,559
Global Industrial Co. .................. 295,477 11,378,819
GMS, Inc.
(a)(b)
....................... 937,126 86,702,898
H&E Equipment Services, Inc. ........... 755,173 36,467,304
Herc Holdings, Inc. ................... 658,588 94,197,842
Hudson Technologies, Inc.
(a)(b)
........... 1,004,695 9,966,574
Karat Packaging, Inc. ................. 142,160 3,852,536
McGrath RentCorp ................... 568,295 60,614,345
MRC Global, Inc.
(b)
................... 1,952,314 21,924,486
Rush Enterprises, Inc. , Class A .......... 1,406,661 61,780,551
Rush Enterprises, Inc. , Class B .......... 214,780 8,786,650
Titan Machinery, Inc.
(a)(b)
............... 477,024 10,618,554
Transcat , Inc.
(a)(b)
.................... 190,880 20,494,786
Willis Lease Finance Corp.
(b)
............ 64,230 3,122,220
Xometry , Inc. , Class A
(a)(b)
.............. 786,974 14,063,225
1,232,728,195
Water Utilities — 0.4%
American States Water Co. ............. 849,752 60,196,432
Artesian Resources Corp. , Class A, NVS .... 199,904 6,992,642
Cadiz, Inc.
(a)(b)
...................... 920,001 2,097,602
California Water Service Group .......... 1,334,075 65,529,764
Consolidated Water Co. Ltd. ............ 341,880 8,700,846
Global Water Resources, Inc. ............ 267,002 3,268,104
Middlesex Water Co. ................. 402,458 20,412,670
Pure Cycle Corp.
(a)(b)
.................. 427,396 4,077,358
SJW Group ........................ 736,221 40,087,233
York Water Co. (The) ................. 296,770 10,538,303
221,900,954
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)(b)
...................... 1,563,957 $ 14,169,450
Spok Holdings, Inc. .................. 409,901 6,332,970
Telephone & Data Systems, Inc. .......... 2,303,098 36,043,484
56,545,904
Total Common Stocks — 99.9%
(Cost: $80,113,167,944) ............................ 57,664,733,652
Rights
Biotechnology — 0.0%
(a)(b)(d)
Contra Aduro Biotech I, CVR ............ 272,340 136,170
Contra Chinook Therape , CVR .......... 1,316,575 579,293
Oncternal Therapeutics, Inc., CVR ........ 13,273 13,605
729,068
Total Rights — 0.0%
(Cost: $540,672) ................................. 729,068
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)(b)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37) ...... 92,645 3,311,133
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70) ..... 46,322 1,213,173
Total Warrants — 0.0%
(Cost: $11,350,881) ............................... 4,524,306
Total Long-Term Investments — 99.9%
(Cost: $80,125,059,497) ............................ 57,669,987,026
Short-Term Securities
Money Market Funds — 10.9%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(h)
.................. 6,239,461,776 6,241,333,614
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28% ................... 49,532,875 49,532,875
Total Short-Term Securities — 10.9%
(Cost: $6,287,935,286) ............................ 6,290,866,489
Total Investments — 110.8%
(Cost: $86,412,994,783 ) ............................ 63,960,853,515
Liabilities in Excess of Other Assets — (10.8)% ............ (6,240,783,740)
Net Assets — 100.0% ...............................
$ 57,720,069,775

2024
iShares Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
Russell 2000 ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,168,609, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,359.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 755 06/21/24 $ 74,956 $ 761,233
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 57,663,565,041 $ 1,168,609 $ 2 $ 57,664,733,652
Rights ................................................ — — 729,068 729,068
Warrants .............................................. 4,524,306 — — 4,524,306
Short-Term Securities
Money Market Funds ...................................... 6,290,866,489 — — 6,290,866,489
$ 63,958,955,836 $ 1,168,609 $ 729,070 $ 63,960,853,515
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 761,233 $ — $ — $ 761,233
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

April 30, 2024
Financial Statements
iShares Core
S&P 500 ETF
iShares Russell
2000 ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 433,860,507,462 $ 57,669,987,026
Investments, at value — affiliated
(c)
........................................................................... 3,752,023,391 6,290,866,489
Cash .............................................................................................. — 376,903
Cash pledged:
Futures contracts ..................................................................................... 42,476,000 4,608,000
Receivables: – –
Investment s sold ..................................................................................... 67,108,971 26,319,042
Securities lending income — affiliated ....................................................................... 277,453 5,805,633
Capital shares sold .................................................................................... 1,823,290 10,368,799
Dividends — unaffiliated ................................................................................ 260,963,167 17,907,041
Dividends — affiliated .................................................................................. 3,795,182 517,150
Total a ssets ..........................................................................................
437,988,974,916 64,026,756,083
LIABILITIES
Bank overdraft ......................................................................................... 35,162 —
Collateral on securities loaned .............................................................................. 2,082,185,273 6,265,071,839
Payables: – –
Investments purchased ................................................................................. — 6,707,474
Capital shares redeemed ................................................................................ 718,176 23,901,979
Investment advisory fees ................................................................................ 10,884,682 9,537,578
Variation margin on futures contracts ........................................................................ 14,239,566 1,467,438
Total li abilities .........................................................................................
2,108,062,859 6,306,686,308
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 435,880,912,057 $ 57,720,069,775
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 389,993,087,581 $ 97,714,045,887
Accumulated earnings (loss) ............................................................................... 45,887,824,476 (39,993,976,112)
NET ASSETS .........................................................................................
$ 435,880,912,057 $ 57,720,069,775
NET ASSET VALUE
Shares outstanding .....................................................................................
863,900,000 294,900,000
Net asset value ........................................................................................
$ 504.55 $ 195.73
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 384,869,506,996 $ 80,125,059,497
(b)
  Securities loaned, at value ........................................................................ $ 1,935,920,332 $ 5,837,171,668
(c)
  Investments, at cost — affiliated ..................................................................... $ 3,721,512,888 $ 6,287,935,286

Glossary of Terms Used in this Report
2024
iShares Semi-Annual Report to Shareholders
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cboe Global Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1025-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares iBonds Oct 2024 Term TIPS ETF | IBIA | NYSE Arca
• iShares iBonds Oct 2025 Term TIPS ETF | IBIB | NYSE Arca
• iShares iBonds Oct 2026 Term TIPS ETF | IBIC | NYSE Arca
• iShares iBonds Oct 2027 Term TIPS ETF | IBID | NYSE Arca
• iShares iBonds Oct 2028 Term TIPS ETF | IBIE | NYSE Arca
• iShares iBonds Oct 2029 Term TIPS ETF | IBIF | NYSE Arca
• iShares iBonds Oct 2030 Term TIPS ETF | IBIG | NYSE Arca
• iShares iBonds Oct 2031 Term TIPS ETF | IBIH | NYSE Arca
• iShares iBonds Oct 2032 Term TIPS ETF | IBII | NYSE Arca
• iShares iBonds Oct 2033 Term TIPS ETF | IBIJ | NYSE Arca

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® iBonds® Oct 2024 Term TIPS ETF
Investment Objective
The iShares iBonds Oct 2024 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2024, as represented by the ICE 2024 Maturity US Inflation-Linked Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	3.40%	4.07%
Fund Market	3.32	4.10
Index	3.32	4.01
The inception date of the Fund was September 13, 2023. The first day of secondary market trading was September 15, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,034.00	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	99.9%
Short-Term and Other Assets	0.1
ALL HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/24	52.9%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 10/15/24	47.0

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Oct 2025 Term TIPS ETF
Investment Objective
The iShares iBonds Oct 2025 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2025, as represented by the ICE 2025 Maturity US Inflation-Linked Treasury Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	3.23%	3.57%
Fund Market	3.14	3.59
Index	3.29	3.65
The inception date of the Fund was September 13, 2023. The first day of secondary market trading was September 15, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,032.30	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	99.7%
Short-Term and Other Assets	0.3
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/25	24.2%
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 01/15/25	22.1
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 10/15/25	21.2
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/25	16.9
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	15.3

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
5

Fund Summary as of April 30, 2024
iShares® iBonds® Oct 2026 Term TIPS ETF
Investment Objective
The iShares iBonds Oct 2026 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2026, as represented by the ICE 2026 Maturity US Inflation-Linked Treasury Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	3.01%	3.04%
Fund Market	2.97	3.09
Index	3.07	3.12
The inception date of the Fund was September 13, 2023. The first day of secondary market trading was September 15, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,030.10	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	99.8%
Short-Term and Other Assets	0.2
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 10/15/26	25.1%
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/26	23.0
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/26	22.5
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/26	18.0
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/26	11.2

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
6
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Oct 2027 Term TIPS ETF
Investment Objective
The iShares iBonds Oct 2027 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2027, as represented by the ICE 2027 Maturity US Inflation-Linked Treasury Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	3.06%	2.60%
Fund Market	2.97	2.64
Index	3.12	2.68
The inception date of the Fund was September 13, 2023. The first day of secondary market trading was September 15, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,030.60	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	99.8%
Short-Term and Other Assets	0.2
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 10/15/27	25.3%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/27	23.4
U.S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/27	21.4
U.S. Treasury Inflation-Indexed Bonds, 0.38%, 01/15/27	19.5
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/27	10.2

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
7

Fund Summary as of April 30, 2024
iShares® iBonds® Oct 2028 Term TIPS ETF
Investment Objective
The iShares iBonds Oct 2028 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2028, as represented by the ICE 2028 Maturity US Inflation-Linked Treasury Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	3.05%	2.11%
Fund Market	3.05	2.18
Index	3.07	2.15
The inception date of the Fund was September 13, 2023. The first day of secondary market trading was September 15, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,030.50	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	99.5%
Short-Term and Other Assets	0.5
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Inflation-Indexed Bonds, 1.25%, 04/15/28	24.6%
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 10/15/28	24.5
U.S. Treasury Inflation-Indexed Bonds, 0.50%, 01/15/28	22.0
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/28	18.8
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 01/15/28	9.6

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
8
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Oct 2029 Term TIPS ETF
Investment Objective
The iShares iBonds Oct 2029 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2029, as represented by the ICE 2029 Maturity US Inflation-Linked Treasury Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	3.45%	2.36%
Fund Market	3.39	2.39
Index	3.52	2.42
The inception date of the Fund was September 19, 2023. The first day of secondary market trading was September 21, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,034.50	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	99.8%
Short-Term and Other Assets	0.2
ALL HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 07/15/29	26.3%
U.S. Treasury Inflation-Indexed Bonds, 0.88%, 01/15/29	23.2
U.S. Treasury Inflation-Indexed Bonds, 2.13%, 04/15/29	19.5
U.S. Treasury Inflation-Indexed Bonds, 3.88%, 04/15/29	18.2
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 01/15/29	12.6

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
9

Fund Summary as of April 30, 2024
iShares® iBonds® Oct 2030 Term TIPS ETF
Investment Objective
The iShares iBonds Oct 2030 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2030, as represented by the ICE 2030 Maturity US Inflation-Linked Treasury Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	3.93%	1.85%
Fund Market	3.87	1.92
Index	3.99	1.93
The inception date of the Fund was September 19, 2023. The first day of secondary market trading was September 21, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,039.30	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	99.9%
Short-Term and Other Assets	0.1
ALL HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/30	52.7%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/30	47.2

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
10
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Oct 2031 Term TIPS ETF
Investment Objective
The iShares iBonds Oct 2031 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2031, as represented by the ICE 2031 Maturity US Inflation-Linked Treasury Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	4.16%	1.51%
Fund Market	4.03	1.54
Index	4.22	1.58
The inception date of the Fund was September 19, 2023. The first day of secondary market trading was September 21, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,041.60	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	100.0%
Short-Term and Other Assets	0.0
ALL HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/31	50.4%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/31	49.6

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
11

Fund Summary as of April 30, 2024
iShares® iBonds® Oct 2032 Term TIPS ETF
Investment Objective
The iShares iBonds Oct 2032 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2032, as represented by the ICE 2032 Maturity US Inflation-Linked Treasury Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	4.29%	1.24%
Fund Market	4.20	1.28
Index	4.36	1.32
The inception date of the Fund was September 19, 2023. The first day of secondary market trading was September 21, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,042.90	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	99.8%
Short-Term and Other Assets	0.2
ALL HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 07/15/32	48.0%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/32	43.9
U.S. Treasury Inflation-Indexed Bonds, 3.38%, 04/15/32	7.9

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
12
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® iBonds® Oct 2033 Term TIPS ETF
Investment Objective
The iShares iBonds Oct 2033 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2033, as represented by the ICE 2033 Maturity US Inflation-Linked Treasury Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	4.32%	0.83%
Fund Market	4.26	0.89
Index	4.37	0.84
The inception date of the Fund was September 19, 2023. The first day of secondary market trading was September 21, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,043.20	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Ratings*	Percent of Net Assets(a)
Aaa	99.6%
Short-Term and Other Assets	0.4
ALL HOLDINGS
Security	Percent of Net Assets(a)
U.S. Treasury Inflation-Indexed Bonds, 1.13%, 01/15/33	49.8%
U.S. Treasury Inflation-Indexed Bonds, 1.38%, 07/15/33	49.8

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
13

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Oct 2024 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.9%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 07/15/24	$6,724	$6,730,050
0.13%, 10/15/24	5,997	5,969,515
		12,699,565
Total Long-Term Investments — 99.9% (Cost: $12,643,089)		12,699,565
	Shares
Short-Term Securities
Money Market Funds — 24.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	3,130,000	3,130,000
Total Short-Term Securities — 24.6% (Cost: $3,130,000)		3,130,000
Total Investments — 124.5% (Cost: $15,773,089)		15,829,565
Liabilities in Excess of Other Assets — (24.5)%		(3,118,190)
Net Assets — 100.0%		$12,711,375

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$3,130,000 (a)	$—	$—	$—	$3,130,000	3,130,000	$13,036	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$12,699,565	$—	$12,699,565
Short-Term Securities
Money Market Funds	3,130,000	—	—	3,130,000
	$3,130,000	$12,699,565	$—	$15,829,565
See notes to financial statements.
Schedule of Investments
15

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Oct 2025 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.7%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/25	$2,871	$2,796,811
0.13%, 10/15/25	3,620	3,505,564
0.25%, 01/15/25	3,723	3,659,971
0.38%, 07/15/25	4,085	3,990,636
2.38%, 01/15/25	2,531	2,527,301
		16,480,283
Total Long-Term Investments — 99.7% (Cost: $16,460,042)		16,480,283
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	20,000	20,000
Total Short-Term Securities — 0.1% (Cost: $20,000)		20,000
Total Investments — 99.8% (Cost: $16,480,042)		16,500,283
Other Assets Less Liabilities — 0.2%		31,664
Net Assets — 100.0%		$16,531,947

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$20,000 (a)	$—	$—	$—	$20,000	20,000	$509	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$16,480,283	$—	$16,480,283
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Oct 2025 Term TIPS ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$20,000	$—	$—	$20,000
	$20,000	$16,480,283	$—	$16,500,283
See notes to financial statements.
Schedule of Investments
17

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Oct 2026 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.8%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/26	$3,118	$2,971,768
0.13%, 07/15/26	3,901	3,717,079
0.13%, 10/15/26	4,369	4,138,814
0.63%, 01/15/26	3,913	3,783,224
2.00%, 01/15/26	1,858	1,839,219
		16,450,104
Total Investments — 99.8% (Cost: $16,507,291)		16,450,104
Other Assets Less Liabilities — 0.2%		25,649
Net Assets — 100.0%		$16,475,753

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$293	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$16,450,104	$—	$16,450,104
See notes to financial statements.
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Oct 2027 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.8%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/27	$3,476	$3,245,481
0.38%, 01/15/27	2,868	2,712,723
0.38%, 07/15/27	3,157	2,973,284
1.63%, 10/15/27	3,583	3,505,936
2.38%, 01/15/27	1,425	1,421,700
		13,859,124
Total Long-Term Investments — 99.8% (Cost: $13,928,318)		13,859,124
	Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	40,000	40,000
Total Short-Term Securities — 0.3% (Cost: $40,000)		40,000
Total Investments — 100.1% (Cost: $13,968,318)		13,899,124
Liabilities in Excess of Other Assets — (0.1)%		(11,511)
Net Assets — 100.0%		$13,887,613

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$30,000 (a)	$—	$—	$—	$40,000	40,000	$351	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$13,859,124	$—	$13,859,124
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Oct 2027 Term TIPS ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$40,000	$—	$—	$40,000
	$40,000	$13,859,124	$—	$13,899,124
See notes to financial statements.
20
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Oct 2028 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.5%
U.S. Treasury Inflation-Indexed Bonds
0.50%, 01/15/28	$3,260	$3,045,032
0.75%, 07/15/28	2,761	2,597,585
1.25%, 04/15/28	3,553	3,402,519
1.75%, 01/15/28	1,351	1,321,328
2.38%, 10/15/28	3,376	3,395,412
		13,761,876
Total Long-Term Investments — 99.5% (Cost: $13,870,630)		13,761,876
	Shares
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	120,000	120,000
Total Short-Term Securities — 0.9% (Cost: $120,000)		120,000
Total Investments — 100.4% (Cost: $13,990,630)		13,881,876
Liabilities in Excess of Other Assets — (0.4)%		(48,443)
Net Assets — 100.0%		$13,833,433

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$110,000 (a)	$—	$—	$—	$120,000	120,000	$1,343	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$13,761,876	$—	$13,761,876
Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Oct 2028 Term TIPS ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$120,000	$—	$—	$120,000
	$120,000	$13,761,876	$—	$13,881,876
See notes to financial statements.
22
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Oct 2029 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.8%
U.S. Treasury Inflation-Indexed Bonds
0.25%, 07/15/29	$3,285	$2,976,459
0.88%, 01/15/29	2,804	2,629,342
2.13%, 04/15/29	2,217	2,200,075
2.50%, 01/15/29	1,413	1,426,693
3.88%, 04/15/29	1,922	2,064,098
		11,296,667
Total Long-Term Investments — 99.8% (Cost: $11,357,607)		11,296,667
	Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	40,000	40,000
Total Short-Term Securities — 0.3% (Cost: $40,000)		40,000
Total Investments — 100.1% (Cost: $11,397,607)		11,336,667
Liabilities in Excess of Other Assets — (0.1)%		(14,952)
Net Assets — 100.0%		$11,321,715

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$20,000 (a)	$—	$—	$—	$40,000	40,000	$315	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$11,296,667	$—	$11,296,667
Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBonds® Oct 2029 Term TIPS ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$40,000	$—	$—	$40,000
	$40,000	$11,296,667	$—	$11,336,667
See notes to financial statements.
24
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Oct 2030 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.9%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 01/15/30	$6,007	$5,327,987
0.13%, 07/15/30	6,759	5,958,046
		11,286,033
Total Investments — 99.9% (Cost: $11,473,708)		11,286,033
Other Assets Less Liabilities — 0.1%		6,476
Net Assets — 100.0%		$11,292,509

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$81	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$11,286,033	$—	$11,286,033
See notes to financial statements.
Schedule of Investments
25

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Oct 2031 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 100.0%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 01/15/31	$5,713	$4,963,592
0.13%, 07/15/31	5,839	5,037,265
		10,000,857
Total Investments — 100.0% (Cost: $10,163,207)		10,000,857
Other Assets Less Liabilities — 0.0%		4,249
Net Assets — 100.0%		$10,005,106

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$61	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$10,000,857	$—	$10,000,857
See notes to financial statements.
26
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Oct 2032 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.8%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 01/15/32	$5,775	$4,909,862
0.63%, 07/15/32	6,102	5,376,330
3.38%, 04/15/32	824	888,256
		11,174,448
Total Long-Term Investments — 99.8% (Cost: $11,364,514)		11,174,448
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	10,000	10,000
Total Short-Term Securities — 0.1% (Cost: $10,000)		10,000
Total Investments — 99.9% (Cost: $11,374,514)		11,184,448
Other Assets Less Liabilities — 0.1%		7,355
Net Assets — 100.0%		$11,191,803

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000 (a)	$—	$—	$—	$10,000	10,000	$130	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$11,174,448	$—	$11,174,448
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$10,000	$11,174,448	$—	$11,184,448
See notes to financial statements.
Schedule of Investments
27

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBonds® Oct 2033 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.6%
U.S. Treasury Inflation-Indexed Bonds
1.13%, 01/15/33	$7,498	$6,819,117
1.38%, 07/15/33	7,334	6,808,456
		13,627,573
Total Investments — 99.6% (Cost: $13,913,627)		13,627,573
Other Assets Less Liabilities — 0.4%		53,983
Net Assets — 100.0%		$13,681,556

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$232	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$13,627,573	$—	$13,627,573
See notes to financial statements.
28
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares iBonds Oct 2024 Term TIPS ETF	iShares iBonds Oct 2025 Term TIPS ETF	iShares iBonds Oct 2026 Term TIPS ETF	iShares iBonds Oct 2027 Term TIPS ETF
ASSETS
Investments, at value—unaffiliated(a)	$12,699,565	$16,480,283	$16,450,104	$13,859,124
Investments, at value—affiliated(b)	3,130,000	20,000	—	40,000
Cash	4,339	7,502	6,957	930
Receivables:
Dividends— affiliated	7,301	142	69	156
Interest—unaffiliated	2,798	25,266	19,955	19,325
Total assets	15,844,003	16,533,193	16,477,085	13,919,535
LIABILITIES
Payables:
Investments purchased	3,131,706	—	—	30,785
Investment advisory fees	922	1,246	1,332	1,137
Total liabilities	3,132,628	1,246	1,332	31,922
Commitments and contingent liabilities
NET ASSETS	$12,711,375	$16,531,947	$16,475,753	$13,887,613
NET ASSETS CONSIST OF
Paid-in capital	$12,557,428	$16,380,514	$16,398,385	$13,843,625
Accumulated earnings	153,947	151,433	77,368	43,988
NET ASSETS	$12,711,375	$16,531,947	$16,475,753	$13,887,613
NET ASSET VALUE
Shares outstanding	500,000	650,000	650,000	550,000
Net asset value	$25.42	$25.43	$25.35	$25.25
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$12,643,089	$16,460,042	$16,507,291	$13,928,318
(b) Investments, at cost—affiliated	$3,130,000	$20,000	$—	$40,000
See notes to financial statements.
Financial Statements
29

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares iBonds Oct 2028 Term TIPS ETF	iShares iBonds Oct 2029 Term TIPS ETF	iShares iBonds Oct 2030 Term TIPS ETF	iShares iBonds Oct 2031 Term TIPS ETF
ASSETS
Investments, at value—unaffiliated(a)	$13,761,876	$11,296,667	$11,286,033	$10,000,857
Investments, at value—affiliated(b)	120,000	40,000	—	—
Cash	381	6,684	2,668	809
Receivables:
Investments sold	—	2,155,890	—	—
Dividends—affiliated	420	138	46	35
Interest— unaffiliated	23,274	25,326	4,691	4,245
Total assets	13,905,951	13,524,705	11,293,438	10,005,946
LIABILITIES
Payables:
Investments purchased	71,388	2,202,061	—	—
Capital shares redeemed	—	—	—	118
Investment advisory fees	1,130	929	929	722
Total liabilities	72,518	2,202,990	929	840
Commitments and contingent liabilities
NET ASSETS	$13,833,433	$11,321,715	$11,292,509	$10,005,106
NET ASSETS CONSIST OF
Paid-in capital	$13,822,136	$11,349,973	$11,383,757	$10,090,513
Accumulated earnings (loss)	11,297	(28,258)	(91,248)	(85,407)
NET ASSETS	$13,833,433	$11,321,715	$11,292,509	$10,005,106
NET ASSET VALUE
Shares outstanding	550,000	450,000	450,000	400,000
Net asset value	$25.15	$25.16	$25.09	$25.01
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$13,870,630	$11,357,607	$11,473,708	$10,163,207
(b) Investments, at cost—affiliated	$120,000	$40,000	$—	$—
See notes to financial statements.
30
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares iBonds Oct 2032 Term TIPS ETF	iShares iBonds Oct 2033 Term TIPS ETF
ASSETS
Investments, at value—unaffiliated(a)	$11,174,448	$13,627,573
Investments, at value—affiliated(b)	10,000	—
Cash	6,818	615
Receivables:
Dividends— affiliated	58	58
Interest—unaffiliated	14,548	54,440
Total assets	11,205,872	13,682,686
LIABILITIES
Payables:
Investments purchased	13,211	—
Investment advisory fees	858	1,130
Total liabilities	14,069	1,130
Commitments and contingent liabilities
NET ASSETS	$11,191,803	$13,681,556
NET ASSETS CONSIST OF
Paid-in capital	$11,290,931	$13,865,895
Accumulated loss	(99,128)	(184,339)
NET ASSETS	$11,191,803	$13,681,556
NET ASSET VALUE
Shares outstanding	450,000	550,000
Net asset value	$24.87	$24.88
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$11,364,514	$13,913,627
(b) Investments, at cost—affiliated	$10,000	$—
See notes to financial statements.
Financial Statements
31

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares iBonds Oct 2024 Term TIPS ETF	iShares iBonds Oct 2025 Term TIPS ETF	iShares iBonds Oct 2026 Term TIPS ETF	iShares iBonds Oct 2027 Term TIPS ETF
INVESTMENT INCOME
Dividends—affiliated	$13,036	$509	$286	$351
Interest—unaffiliated	248,303	288,152	296,662	258,106
Securities lending income—affiliated—net	—	—	7	—
Total investment income	261,339	288,661	296,955	258,457
EXPENSES
Investment advisory	4,441	4,889	5,566	4,823
Total expenses	4,441	4,889	5,566	4,823
Less:
Investment advisory fees waived	(214)	—	—	(5)
Total expenses after fees waived	4,227	4,889	5,566	4,818
Net investment income	257,112	283,772	291,389	253,639
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(191)	(168)	(139)	193
	(191)	(168)	(139)	193
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	65,077	36,330	(34,624)	(34,905)
	65,077	36,330	(34,624)	(34,905)
Net realized and unrealized gain (loss)	64,886	36,162	(34,763)	(34,712)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$321,998	$319,934	$256,626	$218,927
See notes to financial statements.
32
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

	iShares iBonds Oct 2028 Term TIPS ETF	iShares iBonds Oct 2029 Term TIPS ETF	iShares iBonds Oct 2030 Term TIPS ETF	iShares iBonds Oct 2031 Term TIPS ETF
INVESTMENT INCOME
Dividends—affiliated	$1,123	$315	$81	$61
Interest—unaffiliated	254,664	205,476	198,987	162,833
Securities lending income—affiliated—net	220	—	—	—
Total investment income	256,007	205,791	199,068	162,894
EXPENSES
Investment advisory	5,135	4,119	3,869	3,156
Total expenses	5,135	4,119	3,869	3,156
Less:
Investment advisory fees waived	(19)	(5)	(1)	(1)
Total expenses after fees waived	5,116	4,114	3,868	3,155
Net investment income	250,891	201,677	195,200	159,739
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	15,013	(57,769)	13	495
	15,013	(57,769)	13	495
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(70,552)	(16,554)	(117,226)	(77,859)
	(70,552)	(16,554)	(117,226)	(77,859)
Net realized and unrealized loss	(55,539)	(74,323)	(117,213)	(77,364)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$195,352	$127,354	$77,987	$82,375
See notes to financial statements.
Financial Statements
33

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

	iShares iBonds Oct 2032 Term TIPS ETF	iShares iBonds Oct 2033 Term TIPS ETF
INVESTMENT INCOME
Dividends—affiliated	$125	$232
Interest—unaffiliated	188,784	245,648
Securities lending income—affiliated—net	5	—
Total investment income	188,914	245,880
EXPENSES
Investment advisory	3,513	4,953
Total expenses	3,513	4,953
Less:
Investment advisory fees waived	(2)	(4)
Total expenses after fees waived	3,511	4,949
Net investment income	185,403	240,931
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	768	(5,521)
	768	(5,521)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(76,899)	(185,471)
	(76,899)	(185,471)
Net realized and unrealized loss	(76,131)	(190,992)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109,272	$49,939
See notes to financial statements.
34
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	iShares iBonds Oct 2024 Term TIPS ETF		iShares iBonds Oct 2025 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/13/23(a) to 10/31/23	Six Months Ended 04/30/24 (unaudited)	Period From 09/13/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$257,112	$29,760	$283,772	$28,982
Net realized loss	(191)	—	(168)	(1)
Net change in unrealized appreciation (depreciation)	65,077	(8,601)	36,330	(16,089)
Net increase in net assets resulting from operations	321,998	21,159	319,934	12,892
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(189,210)(c)	—	(181,393)(c)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,804,288	3,753,140	11,377,012	5,003,502
NET ASSETS
Total increase in net assets	8,937,076	3,774,299	11,515,553	5,016,394
Beginning of period	3,774,299	—	5,016,394	—
End of period	$12,711,375	$3,774,299	$16,531,947	$5,016,394

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
35

Statements of Changes in Net Assets(continued)

	iShares iBonds Oct 2026 Term TIPS ETF		iShares iBonds Oct 2027 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/13/23(a) to 10/31/23	Six Months Ended 04/30/24 (unaudited)	Period From 09/13/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$291,389	$26,668	$253,639	$27,264
Net realized gain (loss)	(139)	—	193	—
Net change in unrealized appreciation (depreciation)	(34,624)	(22,563)	(34,905)	(34,289)
Net increase (decrease) in net assets resulting from operations	256,626	4,105	218,927	(7,025)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(183,363)(c)	—	(167,914)(c)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	12,651,354	3,747,031	8,858,759	4,984,866
NET ASSETS
Total increase in net assets	12,724,617	3,751,136	8,909,772	4,977,841
Beginning of period	3,751,136	—	4,977,841	—
End of period	$16,475,753	$3,751,136	$13,887,613	$4,977,841

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
36
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares iBonds Oct 2028 Term TIPS ETF		iShares iBonds Oct 2029 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/13/23(a) to 10/31/23	Six Months Ended 04/30/24 (unaudited)	Period From 09/19/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$250,891	$20,121	$201,677	$21,673
Net realized gain (loss)	15,013	(6,030)	(57,769)	—
Net change in unrealized appreciation (depreciation)	(70,552)	(38,202)	(16,554)	(44,386)
Net increase (decrease) in net assets resulting from operations	195,352	(24,111)	127,354	(22,713)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(159,944)(c)	—	(132,899)(c)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,082,322	3,739,814	7,617,029	3,732,944
NET ASSETS
Total increase in net assets	10,117,730	3,715,703	7,611,484	3,710,231
Beginning of period	3,715,703	—	3,710,231	—
End of period	$13,833,433	$3,715,703	$11,321,715	$3,710,231

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
37

Statements of Changes in Net Assets(continued)

	iShares iBonds Oct 2030 Term TIPS ETF		iShares iBonds Oct 2031 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/19/23(a) to 10/31/23	Six Months Ended 04/30/24 (unaudited)	Period From 09/19/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$195,200	$19,393	$159,739	$19,587
Net realized gain	13	—	495	—
Net change in unrealized appreciation (depreciation)	(117,226)	(70,449)	(77,859)	(84,491)
Net increase (decrease) in net assets resulting from operations	77,987	(51,056)	82,375	(64,904)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(118,179)(c)	—	(102,878)(c)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,882,542	2,501,215	7,589,161	2,501,352
NET ASSETS
Total increase in net assets	8,842,350	2,450,159	7,568,658	2,436,448
Beginning of period	2,450,159	—	2,436,448	—
End of period	$11,292,509	$2,450,159	$10,005,106	$2,436,448

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
38
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares iBonds Oct 2032 Term TIPS ETF		iShares iBonds Oct 2033 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/19/23(a) to 10/31/23	Six Months Ended 04/30/24 (unaudited)	Period From 09/19/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$185,403	$28,034	$240,931	$20,910
Net realized gain (loss)	768	—	(5,521)	(6,770)
Net change in unrealized appreciation (depreciation)	(76,899)	(113,167)	(185,471)	(100,583)
Net increase (decrease) in net assets resulting from operations	109,272	(85,133)	49,939	(86,443)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(123,267)(c)	—	(147,835)(c)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,565,295	3,725,636	10,155,118	3,710,777
NET ASSETS
Total increase in net assets	7,551,300	3,640,503	10,057,222	3,624,334
Beginning of period	3,640,503	—	3,624,334	—
End of period	$11,191,803	$3,640,503	$13,681,556	$3,624,334

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
39

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Oct 2024 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/13/23(a) to 10/31/23
Net asset value, beginning of period	$25.16	$25.00
Net investment income(b)	0.73	0.25
Net realized and unrealized gain (loss)(c)	0.12	(0.09)
Net increase from investment operations	0.85	0.16
Distributions from net investment income(d)	(0.59)(e)	—
Net asset value, end of period	$25.42	$25.16
Total Return(f)
Based on net asset value	3.40%(g)	0.65%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.00%
Net investment income	5.79%(i)	7.34%(i)
Supplemental Data
Net assets, end of period (000)	$12,711	$3,774
Portfolio turnover rate(j)	0%(k)	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
40
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Oct 2025 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/13/23(a) to 10/31/23
Net asset value, beginning of period	$25.08	$25.00
Net investment income(b)	0.73	0.23
Net realized and unrealized gain (loss)(c)	0.07	(0.15)
Net increase from investment operations	0.80	0.08
Distributions from net investment income(d)	(0.45)(e)	—
Net asset value, end of period	$25.43	$25.08
Total Return(f)
Based on net asset value	3.23%(g)	0.33%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Net investment income	5.80%(i)	6.88%(i)
Supplemental Data
Net assets, end of period (000)	$16,532	$5,016
Portfolio turnover rate(j)	0%(k)	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
41

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Oct 2026 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/13/23(a) to 10/31/23
Net asset value, beginning of period	$25.01	$25.00
Net investment income(b)	0.66	0.22
Net realized and unrealized gain (loss)(c)	0.09	(0.21)
Net increase from investment operations	0.75	0.01
Distributions from net investment income(d)	(0.41)(e)	—
Net asset value, end of period	$25.35	$25.01
Total Return(f)
Based on net asset value	3.01%(g)	0.03%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Net investment income	5.24%(i)	6.62%(i)
Supplemental Data
Net assets, end of period (000)	$16,476	$3,751
Portfolio turnover rate(j)	0%(k)	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
42
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Oct 2027 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/13/23(a) to 10/31/23
Net asset value, beginning of period	$24.89	$25.00
Net investment income(b)	0.66	0.22
Net realized and unrealized gain (loss)(c)	0.10	(0.33)
Net increase (decrease) from investment operations	0.76	(0.11)
Distributions from net investment income(d)	(0.40)(e)	—
Net asset value, end of period	$25.25	$24.89
Total Return(f)
Based on net asset value	3.06%(g)	(0.44)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.00%
Net investment income	5.26%(i)	6.46%(i)
Supplemental Data
Net assets, end of period (000)	$13,888	$4,978
Portfolio turnover rate(j)	0%(k)	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
43

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Oct 2028 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/13/23(a) to 10/31/23
Net asset value, beginning of period	$24.77	$25.00
Net investment income(b)	0.62	0.20
Net realized and unrealized gain (loss)(c)	0.14	(0.43)
Net increase (decrease) from investment operations	0.76	(0.23)
Distributions from net investment income(d)	(0.38)(e)	—
Net asset value, end of period	$25.15	$24.77
Total Return(f)
Based on net asset value	3.05%(g)	(0.91)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.00%
Net investment income	4.89%(i)	6.05%(i)
Supplemental Data
Net assets, end of period (000)	$13,833	$3,716
Portfolio turnover rate(j)	10%	11%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
44
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Oct 2029 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/19/23(a) to 10/31/23
Net asset value, beginning of period	$24.73	$25.00
Net investment income(b)	0.62	0.19
Net realized and unrealized gain (loss)(c)	0.24	(0.46)
Net increase (decrease) from investment operations	0.86	(0.27)
Distributions from net investment income(d)	(0.43)(e)	—
Net asset value, end of period	$25.16	$24.73
Total Return(f)
Based on net asset value	3.45%(g)	(1.06)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%(i)
Net investment income	4.90%(i)	6.46%(i)
Supplemental Data
Net assets, end of period (000)	$11,322	$3,710
Portfolio turnover rate(j)	28%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
45

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Oct 2030 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/19/23(a) to 10/31/23
Net asset value, beginning of period	$24.50	$25.00
Net investment income(b)	0.64	0.19
Net realized and unrealized gain (loss)(c)	0.32	(0.69)
Net increase (decrease) from investment operations	0.96	(0.50)
Distributions from net investment income(d)	(0.37)(e)	—
Net asset value, end of period	$25.09	$24.50
Total Return(f)
Based on net asset value	3.93%(g)	(1.99)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%(i)
Net investment income	5.04%(i)	6.69%(i)
Supplemental Data
Net assets, end of period (000)	$11,293	$2,450
Portfolio turnover rate(j)	0%(k)	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
46
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Oct 2031 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/19/23(a) to 10/31/23
Net asset value, beginning of period	$24.36	$25.00
Net investment income(b)	0.64	0.20
Net realized and unrealized gain (loss)(c)	0.38	(0.84)
Net increase (decrease) from investment operations	1.02	(0.64)
Distributions from net investment income(d)	(0.37)(e)	—
Net asset value, end of period	$25.01	$24.36
Total Return(f)
Based on net asset value	4.16%(g)	(2.54)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%(i)
Net investment income	5.06%(i)	6.79%(i)
Supplemental Data
Net assets, end of period (000)	$10,005	$2,436
Portfolio turnover rate(j)	0%(k)	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
47

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Oct 2032 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/19/23(a) to 10/31/23
Net asset value, beginning of period	$24.27	$25.00
Net investment income(b)	0.66	0.20
Net realized and unrealized gain (loss)(c)	0.39	(0.93)
Net increase (decrease) from investment operations	1.05	(0.73)
Distributions from net investment income(d)	(0.45)(e)	—
Net asset value, end of period	$24.87	$24.27
Total Return(f)
Based on net asset value	4.29%(g)	(2.92)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%(i)
Net investment income	5.28%(i)	6.99%(i)
Supplemental Data
Net assets, end of period (000)	$11,192	$3,641
Portfolio turnover rate(j)	0%(k)	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
48
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Oct 2033 Term TIPS ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/19/23(a) to 10/31/23
Net asset value, beginning of period	$24.16	$25.00
Net investment income(b)	0.61	0.19
Net realized and unrealized gain (loss)(c)	0.45	(1.03)
Net increase (decrease) from investment operations	1.06	(0.84)
Distributions from net investment income(d)	(0.34)(e)	—
Net asset value, end of period	$24.88	$24.16
Total Return(f)
Based on net asset value	4.32%(g)	(3.35)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%(i)
Net investment income	4.86%(i)	6.60%(i)
Supplemental Data
Net assets, end of period (000)	$13,682	$3,624
Portfolio turnover rate(j)	6%	11%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
49

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Oct 2024 Term TIPS(a)	Diversified
iBonds Oct 2025 Term TIPS(a)	Diversified
iBonds Oct 2026 Term TIPS(a)	Diversified
iBonds Oct 2027 Term TIPS(a)	Diversified
iBonds Oct 2028 Term TIPS(a)	Diversified
iBonds Oct 2029 Term TIPS(b)	Diversified
iBonds Oct 2030 Term TIPS(b)	Diversified
iBonds Oct 2031 Term TIPS(b)	Diversified
iBonds Oct 2032 Term TIPS(b)	Diversified
iBonds Oct 2033 Term TIPS(b)	Diversified

(a)	The Funds commenced operations on September 13, 2023.
(b)	The Funds commenced operations on September 19, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT  VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
50
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the
Notes to Financial Statements
51

Notes to Financial Statements (unaudited) (continued)
securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds Oct 2024 Term TIPS	$214
iBonds Oct 2027 Term TIPS	5
iBonds Oct 2028 Term TIPS	19
iBonds Oct 2029 Term TIPS	5
iBonds Oct 2030 Term TIPS	1
iBonds Oct 2031 Term TIPS	1
iBonds Oct 2032 Term TIPS	2
iBonds Oct 2033 Term TIPS	4
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement,
52
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds Oct 2026 Term TIPS	$3
iBonds Oct 2028 Term TIPS	57
iBonds Oct 2032 Term TIPS	1
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Oct 2024 Term TIPS	$—	$15,212
iBonds Oct 2025 Term TIPS	—	157,141
iBonds Oct 2026 Term TIPS	26,776	176,436
iBonds Oct 2027 Term TIPS	46,164	146,689
iBonds Oct 2028 Term TIPS	1,028,530	1,116,558
iBonds Oct 2029 Term TIPS	2,227,781	2,273,905
iBonds Oct 2030 Term TIPS	5,382	110,485
iBonds Oct 2031 Term TIPS	5,043	96,679
iBonds Oct 2032 Term TIPS	23,563	117,209
iBonds Oct 2033 Term TIPS	558,974	643,868
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Oct 2024 Term TIPS	$8,775,605	$—
iBonds Oct 2025 Term TIPS	11,336,575	—
iBonds Oct 2026 Term TIPS	12,620,264	—
iBonds Oct 2027 Term TIPS	8,821,912	—
iBonds Oct 2028 Term TIPS	10,020,286	—
iBonds Oct 2029 Term TIPS	7,582,420	—
iBonds Oct 2030 Term TIPS	8,870,862	—
iBonds Oct 2031 Term TIPS	7,580,332	—
iBonds Oct 2032 Term TIPS	7,548,794	—
iBonds Oct 2033 Term TIPS	10,116,967	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Notes to Financial Statements
53

Notes to Financial Statements (unaudited) (continued)
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
iBonds Oct 2025 Term TIPS	$(1)
iBonds Oct 2028 Term TIPS	(6,030)
iBonds Oct 2033 Term TIPS	(6,770)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Oct 2024 Term TIPS	$15,773,089	$56,476	$—	$56,476
iBonds Oct 2025 Term TIPS	16,480,042	20,241	—	20,241
iBonds Oct 2026 Term TIPS	16,507,291	—	(57,187)	(57,187)
iBonds Oct 2027 Term TIPS	13,968,318	—	(69,194)	(69,194)
iBonds Oct 2028 Term TIPS	13,990,630	—	(108,754)	(108,754)
iBonds Oct 2029 Term TIPS	11,397,607	73	(61,013)	(60,940)
iBonds Oct 2030 Term TIPS	11,473,708	—	(187,675)	(187,675)
iBonds Oct 2031 Term TIPS	10,163,207	—	(162,350)	(162,350)
iBonds Oct 2032 Term TIPS	11,374,514	—	(190,066)	(190,066)
iBonds Oct 2033 Term TIPS	13,913,627	—	(286,054)	(286,054)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries
54
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Period Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds Oct 2024 Term TIPS(a)
Shares sold	350,000	$8,804,288	150,000	$3,753,140
iBonds Oct 2025 Term TIPS(a)
Shares sold	450,000	$11,377,012	200,000	$5,003,502
iBonds Oct 2026 Term TIPS(a)
Shares sold	500,000	$12,651,354	150,000	$3,747,031
iBonds Oct 2027 Term TIPS(a)
Shares sold	350,000	$8,858,759	200,000	$4,984,866
iBonds Oct 2028 Term TIPS(a)
Shares sold	400,000	$10,082,322	150,000	$3,739,814
iBonds Oct 2029 Term TIPS(b)
Shares sold	300,000	$7,617,029	150,000	$3,732,944
iBonds Oct 2030 Term TIPS(b)
Shares sold	350,000	$8,882,542	100,000	$2,501,215
iBonds Oct 2031 Term TIPS(b)
Shares sold	300,000	$7,589,161	100,000	$2,501,352
iBonds Oct 2032 Term TIPS(b)
Shares sold	300,000	$7,565,295	150,000	$3,725,636
iBonds Oct 2033 Term TIPS(b)
Shares sold	400,000	$10,155,118	150,000	$3,710,777

(a)	The Funds commenced operations on September 13, 2023.
(b)	The Funds commenced operations on September 19, 2023.
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
55

Notes to Financial Statements (unaudited) (continued)
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
56
2024 iShares Semi-Annual Report to Shareholders

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Oct 2024 Term TIPS ETF, iShares iBonds Oct 2025 Term TIPS ETF, iShares iBonds Oct 2026 Term TIPS ETF, iShares iBonds Oct 2027 Term TIPS ETF, iShares iBonds Oct 2028 Term TIPS ETF, iShares iBonds Oct 2029 Term TIPS ETF, iShares iBonds Oct 2030 Term TIPS ETF, iShares iBonds Oct 2031 Term TIPS ETF, iShares iBonds Oct 2032 Term TIPS ETF and iShares iBonds Oct 2033 Term TIPS ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
Statement Regarding Liquidity Risk Management Program
57

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
58
2024 iShares Semi-Annual Report to Shareholders

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
General Information
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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1026-0424

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.	Exhibits.

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: June 24, 2024

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 24, 2024